United States
Securities And Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson
Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  December 31, 2020

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer.  No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Directors has determined that Robert J. Chersi, an independent director, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accounts, PricewaterhouseCoopers LLP (“PwC”), for each of the last two complete fiscal years and the fiscal period covered by this report for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $462,910 for the year ended December 31, 2019 and $698,240 for the year ended December 31, 2020.

(b)        Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the fiscal year ended December 31, 2019 and $28,400 for the year ended December 31, 2020.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2019 and $0 for the year ended December 31, 2020.

(c)        Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $129,823 for the year ended December 31, 2019 and $184,495 for the year ended December 31, 2020.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2019 and $0 for the year ended December 31, 2020.

(d)        All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2019 and $0 for the year ended December 31, 2020.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $3,600 for the year ended December 31, 2019 and $3,600 for the year ended December 31, 2020.  The 2019 and 2020 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Directors of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)         Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2020, were for work performed by persons other than full-time permanent employees of PwC.

(g)        The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending December 31, 2019 and December 31, 2020 were $3,600 and $3,600, respectively.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)        Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 25, 2021                                               Thrivent Series Fund, Inc.

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 25, 2021                                               By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date:  February 25, 2021                                               By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Series Fund, Inc.
Annual Report
Variable Portfolios
December 31, 2020

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio 6
Thrivent All Cap Portfolio 8
Thrivent Balanced Income Plus Portfolio 10
Thrivent Diversified Income Plus Portfolio 12
Thrivent ESG Index Portfolio 14
Thrivent Global Stock Portfolio 16
Thrivent Government Bond Portfolio 18
Thrivent High Yield Portfolio 20
Thrivent Income Portfolio 22
Thrivent International Allocation Portfolio 24
Thrivent International Index Portfolio 26
Thrivent Large Cap Growth Portfolio 28
Thrivent Large Cap Index Portfolio 30
Thrivent Large Cap Value Portfolio 32
Thrivent Limited Maturity Bond Portfolio 34
Thrivent Low Volatility Equity Portfolio 36
Thrivent Mid Cap Growth Portfolio 38
Thrivent Mid Cap Index Portfolio 40
Thrivent Mid Cap Stock Portfolio 42
Thrivent Mid Cap Value Portfolio 44
Thrivent Moderate Allocation Portfolio 46
Thrivent Moderately Aggressive Allocation Portfolio 48
Thrivent Moderately Conservative Allocation Portfolio 50
Thrivent Money Market Portfolio 52
Thrivent Multidimensional Income Portfolio 54
Thrivent Opportunity Income Plus Portfolio 56
Thrivent Partner Emerging Markets Equity Portfolio 58
Thrivent Partner Healthcare Portfolio 60
Thrivent Real Estate Securities Portfolio 62
Thrivent Small Cap Growth Portfolio 64
Thrivent Small Cap Index Portfolio 66
Thrivent Small Cap Stock Portfolio 68
Shareholder Expense Example 70
Report of Independent Registered Public Accounting
Firm 73
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 75
Thrivent All Cap Portfolio 91
Thrivent Balanced Income Plus Portfolio 94
Thrivent Diversified Income Plus Portfolio 124
Thrivent ESG Index Portfolio 155
Thrivent Global Stock Portfolio 161
Thrivent Government Bond Portfolio 175
Thrivent High Yield Portfolio 182
Thrivent Income Portfolio 192
Thrivent International Allocation Portfolio 207
Thrivent International Index Portfolio 223
Thrivent Large Cap Growth Portfolio 235
Thrivent Large Cap Index Portfolio 238
Thrivent Large Cap Value Portfolio 246
Thrivent Limited Maturity Bond Portfolio 249
Thrivent Low Volatility Equity Portfolio 264
Thrivent Mid Cap Growth Portfolio 269
Thrivent Mid Cap Index Portfolio 272
Thrivent Mid Cap Stock Portfolio 279
Thrivent Mid Cap Value Portfolio 282
Thrivent Moderate Allocation Portfolio 285
Thrivent Moderately Aggressive Allocation Portfolio 318
Thrivent Moderately Conservative Allocation Portfolio 352
Thrivent Money Market Portfolio 385
Thrivent Multidimensional Income Portfolio 388
Thrivent Opportunity Income Plus Portfolio 400
Thrivent Partner Emerging Markets Equity Portfolio 425
Thrivent Partner Healthcare Portfolio 428
Thrivent Real Estate Securities Portfolio 432
Thrivent Small Cap Growth Portfolio 435
Thrivent Small Cap Index Portfolio 438
Thrivent Small Cap Stock Portfolio 447
Statement of Assets and Liabilities 450
Statement of Operations 456
Statement of Changes in Net Assets 462
Notes to Financial Statements 473
Financial Highlights 496
Additional Information 506
Board of Directors and Officers 510
Supplements to the Prospectus 512

2
Dear Shareholder:

On behalf of the entire investment team at Thrivent, I hope this letter finds you, your loved ones and your communities safe and well. Many people are still suffering personally and economically from the COVID-19 pandemic and life remains disrupted in varying degrees for all of us.
Despite our continued struggles, however, the market roared higher in 2020. I suspect that for many of you, this seems like a bit of a disconnect. Why does the stock market keep going up when it
doesn’t feel like the economy is anywhere near back to functioning normally? I thought it might be helpful for me to share a few thoughts about why the markets can sometimes appear detached from the everyday economy, as well as some observations on how the recession of 2020 was an economic event like no other.
In 2020, we as a society did something we’d never done before.
In the interest of public health, we voluntarily shut down a large portion of our economy. Prior to the emergence of COVID, our economy was in pretty good shape. Like many other investment firms, we were optimistic for the year 2020. The Federal Reserve
(Fed), which had scared the markets by raising rates in late 2018, appeared to be on the sidelines with an expectation of low interest rates for an extended period. We were in the midst of the longest economic expansion in American history.
Recessions often begin for one of two reasons. Sometimes, a
recession is driven by a cyclical overheating of the economy. You can think of this as a typical “boom and bust” cycle. In recent decades, the “boom” would often be followed by the Fed raising rates to control inflation, which would drive the economy into a recession. Other times, a recession can be caused by structural excesses in the economy. The global financial crisis of 2008-09 is an example of this type, with a bubble in the housing market leading to the crash in financial assets of almost all types.
What was unique about the recession of 2020 was that it was
driven by neither an inflationary, cyclical bust nor by bubbles in particular assets. As I noted, the recession was largely the result of our decision to shut down much of our economy to protect
public health. Now, because the recession didn’t have the same causes as prior recessions and didn’t begin in the same way, it’s not entirely surprising that the recession looked different than other recessions in important ways.
In most recessions, cyclical excesses lead to a collapse in those areas that are most economically sensitive—industries such as manufacturing or banking. The less economically sensitive sectors that tend to hold up better in a recession are generally service-
related areas such as healthcare and education. But in the COVID recession, many service-related jobs were affected in unexpected ways. In a typical recession, a dental hygienist, for example, would still have work. People might delay some care and some folks might lose dental coverage from their employer, but people will generally continue to go to the dentist, especially for their children.
But it’s a different story when dental offices are required to close because of the pandemic. This dynamic played out in many
normally recession-resistant service areas.
Conversely, because the economy was fairly healthy going into the recession, other sectors weren’t hit as hard as they were in some other recessions. Banks, in particular, were very strong and well capitalized from the years and regulations following the financial crisis of 2008-09 and were well positioned to weather the storm.
Manufacturing, while taking a short-term hit due to temporary shutdowns, recovered more quickly than in a typical recession as factories implemented COVID safety procedures and came back
online to meet demand.
Another critical and unprecedented aspect of the 2020 recession and recovery is the magnitude of intervention by the Fed. The Fed had clearly learned its lesson from the financial crisis of 2008-
09 and did what it said it would do next time around. The Fed provided massive monetary stimulus through asset purchases on an unprecedented scale and it did so almost immediately when the pandemic emerged in March.
The market has rebounded dramatically from its bottom in March of 2020, when the Fed made its announcements. This brings me to my question, the one with which we began: why would the stock market go up so much when many parts of the economy are still struggling? It’s important to keep in mind that the stock market is a forecasting mechanism. When you buy a stock, you’re buying a claim on all the future earnings of that company. The vast majority of these anticipated future earnings come from beyond the next year or two. If we see light at the end tunnel, if the market is able to see past a rough 12 or 18 months, the market will often price in a recovery in corporate earnings and in the overall economy well before it actually takes place.
We saw large gains in the stock market when favorable vaccine results were announced. The Fed has reiterated its commitment to providing necessary liquidity to the markets and economy. We will likely see more fiscal stimulus in 2021 from a new administration.
Stocks are trading at elevated valuations in anticipation of a recovery in the broader economy and of better days ahead — I know we all hope that’s how things turn.
Our entire team of over 100 investment professionals at Thrivent thanks you for your confidence in us during 2020 and for your continued trust and support in 2021. I can promise you that we’ll be working hard and watching the economic and market data closely as we manage your investments. We hope you all stay safe, happy and well.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

4
Dear Shareholder:

The stock market reached an all-time high as trading closed for
2020 – a bright spot for investors during an otherwise tumultuous, pandemic-plagued year.
While 2020 was marred by the tragedy of COVID-19, civil unrest, soaring unemployment, and a bitter national election, the stock market managed to shrug off the storm of adversity to deliver surprisingly strong returns.
After an initial bout of market volatility that sent prices down about
30% off their highs as the pandemic took hold, the stock market staged a strong rebound throughout the second, third and fourth quarters of 2020 on hopes that the economy would ultimately make a strong recovery.
The S&P 500® Index moved up 16.26% for the year – an 18.40%
total return including dividends. (The S&P 500 is a market-cap-
weighted index that represents the average performance of a
group of 500 large-capitalization stocks.)
The Nasdaq Index performed even better, closing the year up
43.64%, bolstered by a 15.41% gain in the fourth quarter. (The
Nasdaq – National Association of Securities Dealers Automated
Quotations – is an electronic stock exchange with more than 3,300 company listings.)
The strong stock market growth was aided in large part by the unprecedented action of Congress and the Federal Reserve
(Fed), which injected trillions of dollars into the economy to provide financial assistance for struggling businesses and laid-off workers. Another contributing factor was the strong performance of
Technology and Consumer Discretionary stocks.
Income investors, however, were not as fortunate, as bond yields sank to an all-time low. After two significant cuts in the Fed funds rate by the Federal Reserve – slashing the Fed funds target range to 0% to 0.25% – U.S. Treasury yields dropped to the lowest level in
U.S. history. The 10-year treasuries yield dipped to a low of 0.51%
in August before edging up in the final months of 2020 to close the year at 0.92%.
Economic Review
Lockdowns due to the COVID-19 pandemic caused a severe
decline in the economy in the first half of 2020. According to the
U.S. Department of Commerce, gross domestic product (GDP)
growth, which is the broadest measure of economic output,
contracted by a 4.8% annualized rate in the first quarter of 2020 and by 31.4% in the second quarter before rebounding by 33.1%
in the third quarter. However, even after that third quarter recovery,
GDP was still down 3.5% on an annualized basis through the third quarter.
Unemployment, which skyrocketed early in the pandemic, steadily improved throughout the year, ending 2020 at 6.7%, according to the Department of Labor.
Although thousands of businesses continue to face financial
challenges due to the pandemic, retail sales have begun to recover from the economic downturn. According to the Department of
Commerce retail report issued December 16, retail sales were down 1.1% in November from the previous month, but up 4.1%
from a year earlier.
The retail recovery has been led by strong online sales. Non-store retail sales (primarily online) were up 29.2% from a year earlier in
November. Other strong areas included building materials—up
18.7% versus a year earlier—and automobile sales up 6.4% versus a year earlier.
Eating and drinking establishments were one of the hardest hit areas of the economy, with sales for the sector down 17.2% versus a year earlier. Department store sales also suffered during the pandemic, with sales down 19.0% versus a year earlier.
Oil prices also suffered throughout the pandemic, as global air and automobile travel slowed to a crawl. However, as travel began to pick up late in the year, oil prices recovered some of the lost ground. The price of West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, moved up 20.64% in the fourth quarter to close the year at $48.52 per barrel, which was still
20.54% below its 2019 closing price of $61.06.
Market Review
Eight of the 11 sectors of the S&P 500 made gains in 2020, led by Information Technology, up 43.89%, Consumer Discretionary,
up 33.30%, Communications Services, up 23.61%, and Materials,
up 20.73%. The three sectors that posted losses for the year were
Energy, down 33.68%, Real Estate, down 2.17%, and Financials, down 1.69% after making a strong recovery in the fourth quarter.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, was up 5.43% in 2020 after a strong fourth quarter rally.
Although yields were at historic lows, the bond market was solid in 2020, with the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, up 7.51%
for the year.
Our Outlook
As we move into 2021, there seems to be momentum to the
changes that began at the end of 2020, with valuation and money flow supporting increased investment in the cyclical small-cap, mid-cap, value, and international sectors of the equity markets.
With interest rates so low and credit spreads relatively compressed, fixed-income may not be as reliable as it has been in the past but could still provide a safety net for unforeseen developments in the markets. The Fed has made it clear that short-term rates will likely remain at historically low levels through 2023. However, longer rates have already started to slide higher.

As the nation pushes forward on an aggressive vaccine program integral for providing relief to the country and to small businesses, we wish you and your loved ones continued good health. And, as always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers*
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Aggressive Allocation Portfolio earned a return of 17.14%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Aggressive Growth category, of 13.99%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg
Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 18.40%, 7.51%
and 10.65%, respectively.
What factors affected the Portfolio’s performance?
The year began well with equity markets strong and economic growth continuing in the early part of 2020. However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Portfolio allocates about 95% of its assets to equities and 5% to fixed-income. The Portfolio’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Portfolio’s performance was aided by strong results from all domestic managers, especially the large-cap growth manager and all mid-cap and small-cap managers;
however, the Portfolio’s international manager underperformed. The strongest-performing sectors included Information Technology, Energy and Consumer Discretionary, while Materials underperformed. Throughout the period, we adjusted the Portfolio’s allocations as market conditions changed. For example, in mid-January we increased the Portfolio’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighted position and increased domestic equity to a more overweighted position. We also closed an underperforming position to short the Nasdaq 100 in favor of the
S&P 500. In May, we decreased small-cap stocks in favor of large caps and growth. Finally, during the period of the recent elevated market volatility, we consistently rebalanced total equity exposure to match the Portfolio’s tactical targets, which positively contributed to performance.
Within the fixed-income market over the period, interest rates fell sharply, and the Treasury yield curve steepened with short rates falling more and then anchored by the Fed’s commitment to remain on hold. High-quality fixed-income sectors such as Treasuries and investment-grade corporates performed best during the period. The fixed-income portion of the Portfolio outperformed, benefiting from strong relative performance in high-quality mortgage-backed securities and U.S. Treasuries. The Portfolio used Treasury futures and options, along with mortgage options, to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Portfolio remains modestly overweighted in equities versus fixed income. Domestically, the Portfolio remains overweighted in large-
and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighted positions. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. U.S. and Asian economies have recovered well and continue to show positive momentum, while substantial global monetary and fiscal stimulus, combined with the approval of vaccines, has resulted in a strong rotation to small-cap stocks and cyclicals.  Regarding weakness, it may be time to begin rotating the Portfolio to these more cyclical areas of the market. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated, and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least until
2023; however, longer-term interest rates should rise as the economy recovers. The Portfolio’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-maturity interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 38.3%
International 22.8%
Small Cap 17.6%
Short-Term Investments 6.9%
Multi-Cap 5.2%
Mid Cap 4.6%
Investment Grade Debt 4.1%
High Yield 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation
Portfolio 7.5%
Thrivent Mid Cap Stock Portfolio 5.9%
Thrivent Core Low Volatility Equity Fund 5.7%
Thrivent Large Cap Value Portfolio 4.2%
Thrivent Global Stock Portfolio 3.8%
Thrivent Small Cap Stock Portfolio 3.5%
Thrivent Core Emerging Markets Equity
Fund 3.2%
Thrivent Core International Equity Fund 3.2%
Amazon.com, Inc. 1.2%
Apple, Inc. 1.1%
These securities represent 39.3% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
17.14% 12.94% 10.27%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent All Cap Portfolio

John T. Groton Jr., CFA, and Mathew D. Finn, CFA, Portfolio Co-Managers
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, market, large cap, growth investing, value investing, issuer, investment adviser, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent All Cap Portfolio earned a return of 23.17%, compared with the median return for its peer group, the Lipper Multi Cap Core category, of 18.04%. The Portfolio’s market benchmarks, the Russell 3000 Index and the S&P Composite 1500® Index, earned returns of
20.89% and 17.92%, respectively.
What factors affected the Portfolio’s performance?
Stock selection accounted for all the Portfolio’s outperformance with especially strong relative results in the Information Technology,
Industrials and Consumer Staples sectors. Of note, stock picks outperformed in eight of eleven sectors, indicating that performance was driven by breadth and not a small number of big winners. Security selection very modestly lagged in Financials, Communication Services and the lightly weighted Utilities sector.
Information Technology, which represents approximately one-fourth of the Portfolio as well as the benchmark, is an important area of investment. During 2020, mega-cap Information Technology and Consumer Discretionary companies, the so-called FAANG stocks, received outsized investor attention. The Portfolio capitalized on its overweighted positions in three of the FAANG stocks—Amazon.com,
Facebook and Netflix. More importantly, investments in mid- and small-cap tech stocks, including ServiceNow, Atlassian, BlackLine and
Five9, added even more value to the Portfolio.
In the Industrials area, the Portfolio experienced favorable contributions from Honeywell International, Roper Technologies and Parker
Hannifin. In Consumer Staples, positions in Costco Wholesale and Church & Dwight benefited from changing consumer behaviors in 2020, which drove favorable results in that sector.
We purposely keep the Portfolio’s sector weights near neutral versus the Lipper peer group to allow stock selection to drive results. Where differences did exist, the impact was almost entirely negative (eight of eleven sector weights detracted). Although no sector weight on its own dramatically impacted results, collectively, the effect did hinder returns. We rebalance sector weights periodically during the year to minimize this dynamic.
Despite a late-year small-company stock rally, large-cap indexes outperformed small-cap indexes in 2020. The Portfolio’s small-cap allocation was higher than that of the index but still outperformed despite that headwind. Our stock selection was particularly strong in the small-cap segment, driving the overall outperformance.
What is your outlook?
Our philosophy in managing the Portfolio is to invest in the best equities across capitalization ranges and investment sectors with a process that includes periodic sector rebalancing to neutralize unwanted risks. Our approach is entirely bottom-up driven, not top-down, meaning that changes within the Portfolio are always a result of stock-by-stock level research and opportunities at a specific point in time.
Given that philosophy, we do not have an outlook per se for investing the Portfolio based on growth versus value, large stocks versus small stocks, defensive versus cyclical versus momentum stocks, or whether the market itself is overvalued or undervalued. Therefore, we made no significant changes to the Portfolio’s thematic, sector-specific, capitalization-size specific or macroeconomic-related positioning during the year. This reporting period provided a good example of how making market prognostications is perilous, as few forecasters would have predicted stock markets advancing at double-digit rates despite the worst economy in decades.

Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 1.9%
Registered Investments
Companies 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 24.4%
Financials 13.2%
Health Care 12.8%
Consumer Discretionary 12.5%
Industrials 11.0%
Consumer Staples 5.9%
Communications Services 5.5%
Materials 4.2%
Real Estate 3.3%
Utilities 2.9%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 3.8%
Apple, Inc. 3.5%
Facebook, Inc. 2.4%
ServiceNow , Inc. 2.2%
Johnson & Johnson 1.8%
J.P. Morgan Chase & Company 1.7%
Medtronic plc 1.6%
Cigna Holding Company 1.6%
Chubb, Ltd. 1.5%
Kansas City Southern 1.5%
These securities represent 21.6% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
23.17% 12.96% 11.84%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500
®
Index measures the performance of a group of 1500 publicly traded stocks. “S&P Composite 1500” is a trademark of The
McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard &
Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Balanced Income Plus Portfolio

Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Stephen D. Lowe, CFA, and David R. Spangler, CFA, Portfolio Co-Managers*
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA has been removed as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Balanced Income Plus Portfolio earned a return of 9.11%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Moderate category, of 10.56%. The Portfolio’s market benchmarks, the S&P/LSTA Leveraged Loan Index, the MSCI
World Index-USD Net Returns, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, and the Bloomberg Barclays U.S. High
Yield Ba/B 2% Issuer Capped Index, earned returns of 3.12%, 15.90%, 3.87% and 7.67%, respectively.
What factors affected the Portfolio’s performance?
Global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed health systems and forced many people to shelter at home, slowing commerce and plunging much of the world into a deep recession. Risk assets sold off sharply and yields on U.S. Treasury bonds plummeted, especially at the short end of the yield curve. U.S. financial markets recovered quickly after the
Federal Reserve (Fed) and Congress swiftly initiated unprecedented monetary and fiscal stimulus initiatives, with the Fed cutting its target for the federal funds rate to 0%-0.25%. Risk assets responded especially strongly, with U.S. equities and credit spreads rallying and the
S&P 500® Index ending the year at a record high. International equity markets also recovered to varying degrees.
The Portfolio allocates about 50% of its assets to equities and 50% to fixed income. Both segments posted positive returns, although equity outperformed fixed income. The Portfolio underperformed its Lipper peer group in part due to a smaller allocation to equities, which was a drag on performance when risk assets rebounded. The Portfolio maintains relatively short duration positioning within fixed income, which means the benefit of falling interest rates is more limited than in Lipper peers with higher duration positioning. We strategically manage this
Portfolio to have less interest-rate sensitivity than its peers or the high-yield and mortgage-backed indexes.
Within its equity segment, the Portfolio was overweighted in small-cap stocks, which added to performance, while an overweighting to value stocks hindered results. In security selection, the Portfolio benefited from its exposure to Consumer Staples, Energy, Consumer
Discretionary and Information Technology stocks, while all other sectors detracted from relative performance. Security selection detracted from performance in Japan, particularly in the Industrial sector. International results also were hurt by exposure to low-volatility stocks, which did not provide the downside protection expected during the early sell off and still trailed the market as stocks recovered. In
November, momentum stocks underperformed after news of positive COVID-19 vaccine trial results.
The Portfolio’s fixed-income segment benefited from its exposure to convertible securities, which generated strong absolute returns on the back of a rally in the shares of the technology companies that issued them. Exposures to investment-grade and emerging markets debt also aided performance. The Portfolio’s high-yield exposure underperformed that sector of the market because of our positioning in higher-
quality, less-volatile industries hit hard by the pandemic, such as leisure, lodging and car rentals. We also underperformed in energy, mainly because of four large “fallen angels” downgraded to high-yield status and added to our benchmark index at the end of March.
Due to market illiquidity, we were unable to add significant exposure to these issues before they rebounded. Leveraged loan holdings generated returns slightly above their benchmark, and a small allocation to preferred securities also aided results. The Portfolio’s agency mortgage-backed securities outperformed their benchmark, but its nonagency mortgages and collateralized loan obligations were hit hard during the sell off and were slower to recover.
We hedged alternative equity exposure with a short position in S&P 500® futures, which modestly detracted from performance. We used
Treasury futures to help manage the Portfolio’s duration and yield curve positioning, which had little impact. In addition, we established a long position in a credit default swap index to quickly add to the Portfolio’s exposure in the high-yield market after the market’s sell off early in the year, which modestly contributed to performance.
What is your outlook?
Our outlook heading into 2021 is positive with the economy growing and COVID-19 vaccinations underway. After a long period of growth stocks outperforming value stocks, we see potential signs of a rotation into more cyclical areas in equity markets, including value and small caps. The Portfolio remains overweighted in both sectors, which may benefit from the improving global economy. Additionally, the
Portfolio remains modestly underweighted in equities, with the difference made up by equity-like fixed-income securities. The Fed has indicated it intends to keep short-term interest rates near zero until at least 2023. In fixed income, spreads offer relatively limited upside for further tightening, so we expect return to come more from income versus price appreciation.

Portfolio Composition
(% of Portfolio)
Common Stock 36.8%
Long-Term Fixed Income 21.9%
Registered Investment
Companies 17.8%
Bank Loans 13.9%
Short-Term Investments 8.4%
Preferred Stock 1.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Affiliated Registered
Investment Companies 17.7%
Financials 11.8%
Information Technology 11.2%
Communications Services 8.7%
Consumer Discretionary 8.3%
Consumer Staples 5.4%
Industrials 5.2%
Health Care 5.2%
Materials 4.6%
Mortgage-Backed Securities 3.8%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 10.8%
Thrivent Core Emerging Markets Debt
Fund 6.9%
Apple, Inc. 1.3%
Microsoft Corporation 1.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.2%
Amazon.com, Inc. 1.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Alphabet, Inc., Class A 0.5%
Johnson & Johnson 0.5%
These securities represent 25.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
9.11% 7.76% 7.84%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
*** The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
**** The S&P/LSTA Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, and Gregory R. Anderson, CFA,  Portfolio Co-
Managers*
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, LIBOR, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Diversified Income Plus Portfolio earned a return of 7.37%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Conservative category, of 9.67%. The Portfolio’s market benchmarks, the S&P/LSTA Leveraged Loan Index, the
MSCI World Index – USD Net Returns, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, and the Bloomberg Barclays U.S.
High Yield Ba/B 2% Issuer Capped Index, earned returns of 3.12%, 15.90%, 3.87% and 7.67%, respectively.
What factors affected the Portfolio’s performance?
Global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed health systems and forced many people to shelter at home, slowing commerce and plunging much of the world into a deep recession. Risk assets sold off sharply and yields on U.S. Treasury bonds plummeted, especially at the short end of the yield curve. U.S. financial markets recovered quickly after the
Federal Reserve (Fed) and Congress swiftly initiated unprecedented monetary and fiscal stimulus initiatives, with the Fed cutting its target for the federal funds rate to 0%-0.25%. Risk assets responded especially strongly, with U.S. equities and credit spreads rallying in the second half and the S&P 500® Index ending the year at a record high. International equity markets also recovered to varying degrees.
The Portfolio allocates about 25% of its assets to equities and 75% to fixed income. Both segments posted positive returns, although equity outperformed fixed income. The Portfolio underperformed its Lipper peer group in part due to a smaller allocation to equities, which was a drag on performance when risk assets rebounded. The Portfolio maintains relatively short duration positioning within fixed income, which means the benefit of falling interest rates is more limited than in Lipper peers with higher-duration positioning. We strategically manage this
Portfolio to have less interest-rate sensitivity than its peers or the high-yield and mortgage-backed indexes.
Within its equity segment, the Portfolio was overweighted in small-cap stocks, which added to performance, while an overweighting to value stocks hindered results. In security selection, the Portfolio benefited from its exposure to Consumer Staples, Energy, Consumer
Discretionary and Information Technology stocks, while all other sectors detracted from relative performance. Security selection detracted from performance in Japan, particularly in the Industrial sector. International results also were hurt by exposure to low-volatility stocks, which did not provide the downside protection expected during the early sell off and still trailed the market as stocks recovered. In
November, momentum stocks underperformed after news of positive COVID-19 vaccine trial results.
The Portfolio’s fixed-income segment benefited from its exposure to convertible securities, which generated strong absolute returns on the back of a rally in the shares of the technology companies that issued them. Exposures to investment-grade and emerging markets debt also aided performance. The Portfolio’s high-yield exposure underperformed that sector of the market because of our positioning in higher-
quality, less-volatile industries hit hard by the pandemic, such as leisure, lodging and car rentals. We also underperformed in energy, mainly because of four large “fallen angels” downgraded to high-yield status and added to our benchmark index at the end of March.
Due to market illiquidity, we were unable to add significant exposure to these issues before they rebounded. Leveraged loan holdings generated returns slightly above their benchmark, and a small allocation to preferred securities also aided results. The Portfolio’s agency mortgage-backed securities outperformed their benchmark, but its nonagency mortgages and collateralized loan obligations were hit hard during the sell off and were slower to recover.
We hedged alternative equity exposure with a short position in S&P 500® futures, which modestly detracted from performance. We used
Treasury futures to help manage the Portfolio’s duration and yield curve positioning, which had little impact. In addition, we established a long position in a credit default swap index to quickly add to the Portfolio’s exposure in the high-yield market after the market’s sell off early in the year, which modestly contributed to performance.
What is your outlook?
Our outlook is positive with the economy growing and COVID-19 vaccinations underway. After a long period of growth stocks outperforming value, we see potential signs of a rotation into more cyclical areas in equities, including value and small caps. The Fund remains overweighted in both sectors. The Fund remains modestly underweighted in equities, overall, offset by exposure to equity-like fixed-income securities. The Fed has indicated it intends to keep short-term interest rates near zero until at least 2023. In fixed income, spreads offer relatively limited upside for further tightening, so we expect return to come more from income versus price appreciation.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 43.6%
Common Stock 20.5%
Short-Term Investments 12.3%
Registered Investment
Companies 11.6%
Bank Loans 10.3%
Preferred Stock 1.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 12.6%
Affiliated Registered
Investment Companies 11.1%
Mortgage-Backed Securities 11.0%
Information Technology 8.2%
Communications Services 7.8%
Collateralized Mortgage
Obligations 7.8%
Consumer Discretionary 7.5%
Consumer Staples 5.8%
Materials 5.0%
Energy 4.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 6.1%
Thrivent Core Emerging Markets Debt
Fund 5.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.8%
Apple, Inc. 0.7%
Microsoft Corporation 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Amazon.com, Inc. 0.6%
These securities represent 21.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
7.37% 6.83% 6.58%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P/LSTA Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent ESG Index Portfolio

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent ESG Index Portfolio seeks to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics.
Investment in Thrivent ESG Index Portfolio involves risks including ESG investment strategy, equity security, ETF, futures contract, issuer, large cap, market, mid cap, sector, indexing strategy/index tracking, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the since-inception period from April 29, 2020, through December 31, 2020?
Thrivent ESG Index Portfolio earned a return of 29.48%, compared with the median return of its peer group, the Lipper Large Cap Core category, of 28.20%. The Portfolio’s market benchmark, the MSCI KLD 400 Social Index, earned a return of 30.00%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the MSCI KLD 400 Social Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, as well as some differences due to cash flow management, especially with a small asset base at the Portfolio’s initial startup. Only minor differences are due to portfolio composition.
The period since the Portfolio’s inception saw exceptionally strong returns as markets recovered from the pullback earlier in 2020 at the onset of the COVID-19 pandemic. Returns across all eleven economic sectors were positive, with the biggest gains coming from the
Consumer Discretionary and Industrials sectors. Returns were smallest, but still positive, in the Utilities and Real Estate sectors.
What is your outlook?
The outlook for the coming year is dominated by the prospects for containing the global COVID-19 pandemic and the potential for a broad-
based economic recovery as a result. The start of widespread vaccination against the virus is cause for optimism that economic activity can return to something resembling a pre-pandemic idea of normal later this year. However, in the short term, growing transmission rates are leading to renewed restrictions on activity in many areas, and the strong economic recovery from shutdowns early in the pandemic appears to be stalling.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 87.0%
Registered Investments
Companies 11.8%
Short-Term Investments 1.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 27.8%
Unaffiliated Registered
Investment Companies 12.0%
Communications Services 11.8%
Consumer Discretionary 9.7%
Health Care 9.2%
Industrials 8.3%
Financials 7.0%
Consumer Staples 6.6%
Real Estate 2.6%
Materials 2.0%
Top 10 Holdings
(% of Net Assets)
iShares MSCI KLD 400 Social ETF 10.6%
Microsoft Corporation 7.9%
Facebook, Inc. 3.3%
Alphabet, Inc., Class A 2.6%
Alphabet, Inc., Class C 2.6%
Tesla, Inc. 2.6%
Visa, Inc. 1.8%
Procter & Gamble Company 1.7%
Walt Disney Company 1.6%
NVIDIA Corporation 1.6%
These securities represent 36.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average
Annual
Total
Returns
1
As of
December
31, 2020
From Inception
4/29/2020
29.48%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received b y contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI KLD 400 Social Index is a capitalization weighted index of 400 US securities that provides exposure to companies with outstanding Environ-
mental, Social and Governance ratings.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Global Stock Portfolio

Kurt J. Lauber, CFA, Lauri Brunner, Noah J. Monsen, CFA, and David R. Spangler, CFA, Portfolio Co-Managers*
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Global Stock Portfolio earned a return of 15.21%, compared with the median return of its peer group, the Lipper Global Multi
Cap Core category, of 14.27%. The Portfolio’s market benchmarks, the MSCI World Large Cap Index–USD Net Returns and the MSCI All
Country World Index – USD Net Returns, earned returns of 15.94% and 16.25%, respectively.
What factors affected the Portfolio’s performance?
The equity markets were strong in the early part of 2020 with the S&P 500® Index advancing through mid-February. However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing global markets to respond very strongly. In the U.S., the S&P 500® soared more than 70% from its low on March 23 through year-end.
The Portfolio’s relative performance fell short of its benchmark indexes but outperformed its Lipper peer group. Within allocation effect, an overweighting to growth stocks aided performance. Within selection effect, domestic equity managers overall performed very well, with especially strong performance coming from large-cap growth, mid-cap growth, small-cap growth and mid-cap value; however, the international manager underperformed. The strongest-performing sectors included Information Technology, Consumer Discretionary and
Consumer Staples, while Communication Services, Energy, Financials, Materials and Real Estate were the weakest sectors.
Throughout the period, we adjusted the Portfolio’s allocations as market conditions changed. For example, in early April, we decreased
European equity exposure and increased broader international equity exposure, recognizing the economic impacts of Europe’s significantly greater challenges with the coronavirus at that time. Additionally, near the end of October, we further reduced European exposure in favor of emerging markets, which have managed the coronavirus pandemic better than many other developed markets, including Europe. Finally, during the elevated market volatility in the past two to three months of the reporting period, we rebalanced total equity exposure to match the Portfolio’s tactical targets, which positively contributed to performance.
What is your outlook?
The Portfolio remains modestly overweighted in equities versus its peer group with approximately neutral positioning in terms of domestic versus international exposure. Domestically, the Portfolio is somewhat overweighted in large caps, and within international, it is overweighted in emerging markets versus developed markets. We have maintained the Portfolio’s overweighting to growth; however, we are watching market concentration, crowding and valuation within mega-cap Technology and may consider reducing some of its overweighting. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. However, U.S. and Asian economies have recovered well and continue to show positive momentum. The Fed and global central banks have responded to the pandemic with record monetary support, while many governments—including the U.S.—have also provided substantial fiscal stimulus.
This unprecedented support, combined with more recent vaccine approvals, resulted in a strong rotation toward small-cap stocks and cyclicals in the final two months of the period. Regarding weakness, it may be time to begin rotating the Portfolio to these more cyclical areas of the market. Internationally, we continue to favor emerging markets over developed markets. We are maintaining the Portfolio’s overweighting to emerging markets, which are supported by the depreciating U.S. dollar and the relative success these countries have shown in managing the virus outbreaks.

Portfolio Composition
(% of Portfolio)
Common Stock 82.3%
Short-Term Investments 13.7%
Registered Investments
Companies 3.9%
Preferred Stock 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 16.7%
Health Care 12.1%
Financials 11.6%
Industrials 10.6%
Consumer Discretionary 10.5%
Communications Services 6.2%
Consumer Staples 3.8%
Materials 3.8%
Affiliated Registered
Investment Companies 3.4%
Real Estate 3.1%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 3.4%
Amazon.com, Inc. 2.2%
Apple, Inc. 1.7%
Microsoft Corporation 1.7%
Alphabet, Inc., Class A 1.2%
MasterCard, Inc. 0.8%
PayPal Holdings, Inc. 0.8%
Novartis AG 0.8%
Adobe, Inc. 0.7%
Nestle SA 0.6%
These securities represent 13.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
15.21% 10.65% 9.85%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Government Bond Portfolio

Michael G. Landreville, CFA, CPA (inactive) and Gregory Anderson, CFA, Co-Portfolio Managers
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.
Investment in Thrivent Government Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, redemption, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Government Bond Portfolio earned a return of 7.22%, compared with the median return of its peer group, the Lipper Intermediate
U.S. Government category, of 6.51%. The Portfolio’s market benchmarks, the Bloomberg Barclays U.S. Agency Index and the Bloomberg
Barclays U.S. Treasury Index, earned returns of 5.48% and 8.00%, respectively.
What factors affected the Portfolio’s performance?
U.S. and global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed worldwide health systems and forced many people to shelter at home, slowing commerce. These developments, combined with a plunge in oil prices, thrust much of the world into a deep recession. Stock and corporate bond prices fell sharply, while investors looking for a safe haven snapped up U.S.
Treasury bonds, driving yields on Treasuries to all-time lows, especially at the short end of the yield curve, which consequently steepened.
(Bond yields fall when prices rise.) To support the economy, the Federal Reserve (Fed) cut short interest rates by 1.5% in early March, bringing its target range for the federal funds rate to 0%-0.25%. The Fed also initiated several programs to bolster market liquidity and address other strains on financial markets, including unlimited asset purchases in the Treasury and agency mortgage-backed securities market. Meanwhile, Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses. Many other countries initiated unprecedented monetary and fiscal policy responses of their own. Bolstered by these actions and a subsequent easing of COVID-
related lockdowns, the U.S. economy began to improve in the second half of the year.
With the Fed’s support and a recovering economy, investors began shifting out of Treasuries and into risk assets. The yield on the 10-year
Treasury note, which stood at 1.92% at the end of 2019 and hit an all-time low of 0.54% in March, rebounded and finished the year at
0.93%. Long-duration Treasuries recorded an 18.10% return during the period as measured by the Bloomberg Barclays 20+ Year Index.
The Treasury Inflation Protected Securities (TIPS) segment returned 10.99% (Bloomberg Barclays TIPS Index), benefiting from increased expectations for higher inflation due to the record amounts of fiscal stimulus.
The Portfolio’s Treasury holdings are concentrated in the 5-year to 10-year maturity range. We added to Treasury exposure over the course of the year, a move we funded in part by selling securitized assets. The Portfolio ended the year with about 42% of its assets in Treasuries, 4% in TIPS and 43.5% in securitized debt, which included about 29% in mortgage-backed securities. The Portfolio was nonetheless overweighted in the Fed-supported mortgage pass-through sector, which helped it outperform the Lipper peer group since the pass-through segment offered attractive yields and benefited from the strong housing market and Fed purchases. Within that segment, the Portfolio also benefited from a strategic shift toward securities with lower coupons that were less likely to be refinanced as rates fell.
Positions in collateralized mortgage obligations (CMO) performed well due to their longer durations and better prepayment protection. In addition, the Portfolio was helped by its longer duration in its government agency debt exposure, which increased the positive impact from falling yields. We continued to use Treasury futures to help us manage the Portfolio’s duration and yield curve exposure, which overall was positive to performance. An overweighting in high-quality foreign sovereign debt also helped returns.
What is your outlook?
With an expectation that the economy will improve in 2021, and COVID-19 vaccines now being administered, our outlook is positive.
However, Treasury markets may remain volatile until we see virus outbreaks diminish and know the size and timing of any additional fiscal stimulus from Washington. We anticipate continued economic growth with inflation beginning to tick up due to increased government spending and Treasury issuance. The Fed has indicated it will hold short-term rates near zero until at least 2023. Although the yield curve will likely steepen somewhat, we believe the Fed will take measures if needed to prevent any dramatic increase in long-term yields.
Our outlook for TIPS is positive due to upward pressure on inflation and the Fed’s new mandate to target an average inflation rate of 2%
over time. Heading into 2021, the Portfolio’s asset-backed securities exposure was down to 1.5% after some of these short-term securities paid down and we sold others that performed well. We lowered CMO and commercial mortgage-backed securities exposure to just under
10.5% to lock in gains after those segments recovered strongly. We also slightly lowered other government-related debt, ending 2020 with about 5% in sovereign debt and 4% in U.S. agencies. In sovereign exposure, we are emphasizing European, Asian and Canadian provincial debt. We added slightly to a small weighting in AAA-rated covered bonds because they perform well when risk assets sell off.
We continue to position the Portfolio as a conservative and defensive investment vehicle in the event of another sell off among risk assets.

Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 49.6%
Mortgage-Backed Securities 27.3%
Collateralized Mortgage
Obligations 8.7%
Foreign Government 4.3%
Asset-Backed Securities 4.1%
Commercial Mortgage-
Backed Securities 2.6%
Financials 2.1%
Energy 0.1%
Options <0.1%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 6.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 5.5%
U.S. Treasury Bonds 4.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 4.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.9%
U.S. Treasury Notes 3.3%
U.S. Treasury Notes 3.1%
U.S. Treasury Notes 3.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.9%
U.S. Treasury Notes 2.3%
These securities represent 38.4% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
7.22% 3.51% 3.52%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities market.
** The Bloomberg Barclays U.S. Treasury Index is an index that measures the performance of the U.S. Treasury Bond market.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA, Portfolio Manager
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including high yield, interest rate, credit, convertible, leveraged loan, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent High Yield Portfolio earned a return of 2.76%, compared with the median return of its peer group, the Lipper U.S. High Current
Yield category, of 5.63%. The Portfolio’s market benchmark, the Bloomberg Barclays U.S. Corporate High Yield Bond Index, earned a return of 7.11%.
What factors affected the Portfolio’s performance?
U.S. and global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed worldwide health systems and forced many people to shelter at home, slowing commerce. These developments, combined with a plunge in oil prices, thrust much of the world into a deep recession. Stock and corporate bond prices fell sharply, while investors looking for a safe haven snapped up U.S.
Treasury bonds. To support the economy, the Federal Reserve (Fed) cut interest rates by 1.5% in the first two weeks of March, bringing the target range for the federal funds rate to 0%-0.25%. The Fed also initiated a number of programs to bolster market liquidity and address other strains on financial markets. Meanwhile, Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses.
Many other countries initiated unprecedented monetary and fiscal policy responses of their own. Bolstered by these actions and an easing of COVID-related lockdowns in the second half of the year, the economy began to rebound more quickly than expected.
With the Fed’s support buttressing markets, risk assets such as stocks and corporate bonds rallied in the final nine months of the year.
High-yield credit spreads, which began the year at 392 basis points over Treasuries on average, blew out to 1,100 basis points during the panic-induced sell off but finished the year at 360 basis points. The high-yield market experienced record inflows of $44 billion into mutual funds and exchange-traded funds as companies flooded the new issue market to improve liquidity, refinance current debt and extend maturities. For the year, high-yield new issue supply reached a record-breaking $450 billion, up 57% from 2019. This issuance was easily absorbed by investors seeking higher-yielding assets in the face of record low or negative rates across the globe.
With some sectors of the economy remaining depressed, the default rate in the U.S. high-yield market jumped to 6.5% as measured by
Moody’s Investors Service and is projected to peak in early 2021. Most defaults and distressed bonds were in the energy sector, which continued to grapple with low oil prices due to a dramatic drop in demand. The worst-performing high-yield sectors were those most negatively impacted by the pandemic, including oilfield services, airlines, leisure, and energy exploration and production. The best-
performing sectors included supermarkets, manufacturing, chemicals and banking. Higher-quality bonds significantly outpaced their lower-quality counterparts, with BB-rated bonds returning 10.17% versus 4.59% for B-rated bonds and 2.27% for CCC-rated bonds.
The underperformance of the Portfolio and its Lipper peers relative to their Bloomberg Barclays benchmark index was mainly attributable to the effect of four large “fallen angels” in the energy sector—investment-grade bonds downgraded to high-yield status and added to the index at the end of March. Due to market illiquidity, we were unable to add significant exposure to these issues before they quickly shot up in value. The Portfolio underperformed its Lipper peers in part because of security selection in energy. In addition, the Portfolio was overweighted in typically higher-quality, less-volatile industries that were hit hard by the pandemic, such as leisure, lodging, car rentals and aircraft financing. On the other hand, the Portfolio’s defensive positioning coming into the year was helpful, including a 3.5%
underweighting in CCC-rated securities and a 4.5% overweighting in BBB-rated investment-grade bonds, which produced returns in line with BB securities. The Portfolio also had approximately 5% in cash going into March, which proved beneficial because we were able to invest in some attractive fallen angels and shorter-maturity, secured new issues that came to market. In addition, we established a long position in the credit default swap index (CDX) in April to more quickly invest cash. We went short on the CDX index in November to take advantage of what we perceived to be stretched valuations and to hedge against election uncertainties. The Portfolio shorted Treasury futures in December to shorten duration. The use of derivatives had a very modest positive impact to performance.
What is your outlook?
We believe the high-yield market is healthy and functioning well as evidenced by the heavy issuance of new securities, strong inflows of cash into the Portfolio and tighter spreads, all while many economic indicators like growth, manufacturing, corporate earnings and housing are improving. We expect high-yield spreads to tighten over the coming year, but volatility to remain elevated until we see more progress on COVID-19 containment. The Fed has indicated it will hold short-term rates where they are until at least 2023, while longer-term rates will likely move only modestly higher. We continue to position the Portfolio somewhat defensively with an underweighting in CCC-rated bonds.
We increased BB exposure during the period to just over 50% of the Portfolio due to the addition of the above-mentioned fallen angels and new issue opportunities, and intend to maintain this positioning in the near term. We also are lowering investment-grade exposure as we start the new year and will put the proceeds to work in the BB-rated and B-rated segments. In energy, we decreased position sizes and have added exposure in large fallen angels. We have sold unsecured debt in some virus-exposed industries such as airlines and reinvested in new, shorter-maturity secured deals. We also have increased exposure to the auto industry and to bank loans, which have attractive yields and perform better in a rising rate environment.

Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.9%
Communications Services 14.8%
Consumer Non-Cyclical 14.8%
Energy 11.4%
Capital Goods 10.5%
Financials 9.4%
Basic Materials 6.1%
Technology 5.3%
Utilities 3.4%
Transportation 1.9%
Top 10 Holdings
(% of Net Assets)
CSC Holdings, LLC 1.1%
Sprint Corporation 1.1%
Tenet Healthcare Corporation 0.9%
MPT Operating Partnership, LP 0.9%
Ford Motor Company 0.8%
Embarq Corporation 0.7%
Cheniere Energy Partners, LP 0.7%
Level 3 Financing, Inc. 0.6%
NextEra Energy Operating Partners, LP 0.6%
OneMain Finance Corporation 0.6%
These securities represent 8.0% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
2.76% 6.60% 5.93%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Income Portfolio

Kent L. White, CFA, Portfolio Manager
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Income Portfolio earned a return of 11.71%, compared with the median return of its peer group, the Lipper Corporate Debt BBB-
Rated category, of 9.02%. The Portfolio’s market benchmarks, the Bloomberg Barclays U.S. Corporate Bond Index and the Bloomberg
Barclays U.S. Aggregate Bond Index, earned returns of 9.89% and 7.51%, respectively.
What factors affected the Portfolio’s performance?
U.S. and global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed worldwide health systems and forced many people to shelter at home, slowing commerce. These developments, combined with a plunge in oil prices, thrust much of the world into a deep recession. Stock and corporate bond prices fell sharply, while investors looking for a safe haven snapped up U.S.
Treasury bonds, driving yields on Treasuries to all-time lows. (Bond yields fall when bond prices rise.) To support the economy, the Federal
Reserve (Fed) cut interest rates by 1.5% in the first two weeks of March, bringing the target range for the federal funds rate to 0%-0.25%.
The Fed also initiated a number of programs to stabilize financial markets. Meanwhile, Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses. Many other countries initiated unprecedented monetary and fiscal policy responses of their own. Bolstered by these actions and an easing of COVID-related lockdowns in the second half of the year, the U.S. economy began to rebound more quickly than expected. By year end, the yield on the 10-year Treasury had climbed to 0.93% from an all-time low of 0.54% in
March, although that was still less than half its yield of 1.92% a year earlier.
With the Fed’s support buttressing markets, including its first-ever pledge to purchase investment-grade corporate debt, risk assets such as stocks and corporate bonds rallied strongly in the second half of the year. Investment-grade credit spreads, which began the year at
93 basis points over Treasuries and widened to 373 basis points in mid-February, ended the year at 96 basis points. Spreads for high-
yield credit fluctuated even more, starting the year at 392 basis points, reaching 1,100 basis points during the panic-induced sell off, and finishing the year at 360 basis points. As economic conditions improved, companies flooded the new issue market to improve liquidity, refinance current debt and extend maturities, with both investment-grade and high-yield new issue supply hitting record levels. This new supply was easily absorbed by investors seeking higher-yielding assets in the face of record low or negative rates across the globe.
The primary factor that drove the Portfolio’s outperformance versus its benchmarks and peers was its defensive positioning going into the year, which we increased as spreads tightened further in January. Specifically, the Portfolio was overweighted in investment-grade credit, which ended up being one of the strongest-performing areas in fixed income, and underweighted in high yield. Within corporate exposure, we emphasized higher-quality, shorter-duration credits, particularly in the poorly performing energy sector, which proved beneficial. We also avoided some of the large “fallen angel” issuers in energy that were downgraded to high yield. With trade wars a concern when the year began, we also were overweighted in domestically focused issuers that would be less impacted, such as utilities and telecommunications, which aided results. Heading into the pandemic, the Portfolio’s Treasury and mortgage-backed securities exposures were higher than they had been for some time, which proved beneficial as we were able to quickly invest in attractively priced new issues that came to market after the sell off. However, we did not anticipate the collapse in Treasury rates early in the year, so the
Portfolio’s shorter duration hindered results. We used Treasury futures to help manage the Portfolio’s duration, which moderately added to performance. Cash levels briefly exceeded 5% amid strong cash inflows, which had a de minimis negative impact on results.
What is your outlook?
Our outlook is fairly constructive since the economy is recovering and COVID-19 vaccines are now being administered. However, market volatility is likely to remain elevated in the coming months until virus outbreaks diminish. Investment-grade spreads over Treasuries have narrowed so much that investment-grade corporates offer limited upside from further tightening and little cushion to absorb a rate backup.
We also are somewhat concerned about where spreads are relative to corporate fundamentals, particularly the amount of leverage in the market, which is at new highs and likely will stay that way until earnings recover. We would like to see companies use their cash to pay down debt instead of buying back stock or engaging in mergers and acquisitions.
Since summer, the Portfolio’s exposure to Treasuries and mortgage-backed securities has shifted back to underweighted, while credit exposure is near all-time highs. Within credit, we ended the year overweighted in high yield relative to investment grade, since high-yield spreads have not retracted as much. We are looking for opportunities in hard-hit industries that could benefit from further recovery, such as airlines, aircraft lessors, hotels, retailers and high-quality integrated energy names. In the securitized space, we are adding to AAA-
rated and BBB-rated collateralized loan obligations, where valuations look attractive. We are also looking for opportunities in preferred and contingent capital securities with attractive yields from high-quality U.S. and European banks. We have positioned the Portfolio’s duration short of the benchmark entering 2021 as we believe rates are likely to rise and longer-term Treasuries are more vulnerable than shorter-
term Treasuries with the Fed keeping front-end rates anchored at very low levels.

Major Market Sectors
(% of Net Assets)
Financials 28.5%
Consumer Non-Cyclical 12.5%
Energy 10.5%
Communications Services 9.0%
Utilities 7.5%
Consumer Cyclical 6.5%
Technology 5.0%
Capital Goods 3.4%
Basic Materials 3.4%
Mortgage-Backed Securities 2.7%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 0.9%
U.S. Treasury Notes 0.8%
iShares J.P. Morgan USD Emerging
Markets Bond ETF 0.7%
Charter Communications Operating,
LLC 0.6%
Altria Group, Inc. 0.5%
Bank of America Corporation 0.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.5%
U.S. Treasury Bonds 0.5%
Sprint Corporation 0.5%
U.S. Treasury Bonds 0.4%
These securities represent 5.9% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
11.71% 6.92% 5.70%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent International Allocation Portfolio earned a return of 3.99%, compared with the median return of its peer group, the Lipper
International Multi-Cap Core category, of 7.58%. The Portfolio’s market benchmark, the MSCI All Country World Index ex-USA–USD Net
Returns, earned a return of 10.65%.
What factors affected the Portfolio’s performance?
The impact of COVID-19 and subsequent response by governments dominated the investment landscape over the past year. Stock returns across countries varied widely, largely reflecting the severity of economic damage caused by the pandemic and the effectiveness of fiscal, monetary and public health responses. The hardest hit countries in Europe faced the largest declines in their stock markets, including
Spain, France, Italy and the U.K., and they ended the period well below their levels from a year earlier. Meanwhile, countries that were able to effectively limit the spread of the virus, such as New Zealand and Hong Kong, or that avoided large-scale lockdowns of their economy, like Sweden, had smaller declines, more robust recoveries and finished the year with gains. In the U.S., the largest single country in the
Portfolio, the significant fiscal stimulus at the outset of the pandemic, coupled with aggressive monetary accommodation and liquidity provision by the Federal Reserve, helped fuel a return of stocks to all-time highs.
Returns across industries were also primarily differentiated by effects of the pandemic. The worst-performing industries were those most severely impacted by restrictions on travel and social gatherings. Energy stocks fell the most after the sudden reduction in travel caused reduced demand for fuels at the same time that supply increased. A dispute over production quotas between Russia and Saudi Arabia resulted in a flood of oil into the market, causing the price of crude to collapse and even turn negative for one day. Airlines likewise suffered from the collapse in demand for air travel, while Real Estate was pressured by the loss of demand for shopping centers, hotels and resorts. Conversely, many Information Technology companies benefited from supplying the software and networks needed for students learning online and employees working from home, along with online retailers benefiting over brick-and-mortar stores.
Among the quantitative factors we use to select securities, price momentum and growth performed well through most of the year, while value factors continued a long period of underperformance. Low interest rates, which began to fall anew with the onset of the pandemic, helped to drive these dynamics since the low discount rate applied to future earnings pushed up the valuation of growth stocks. This dynamic reversed dramatically in November as news of successful COVID-19 vaccine trials ignited increased risk-taking in the market.
Previously underperforming value stocks rallied, while momentum stocks underperformed sharply.
The Portfolio experienced underperformance across developed markets, particularly in large-cap growth, while the emerging markets portion of the Portfolio outperformed in the first three quarters of the year. Within developed markets, the underperformance was the result of security selection in Japan, along with exposure to small size and beta (volatility) factors during the market downturn. All segments of the Portfolio underperformed in the fourth quarter primarily as a result of the underperformance of momentum stocks.
What is your outlook?
Global central banks have responded to the pandemic with record monetary support, while many governments have also provided substantial fiscal stimulus. We believe this support, combined with more recent positive results for several vaccines, may provide support for a more sustainable rotation toward more cyclical areas of the market, including small-cap stocks and value. However, we have yet to see this materialize, as the value rally experienced in November proved short-lived. At an asset class level, the Portfolio continues to be overweighted in small-cap stocks relative to large-cap stocks and emerging markets relative to developed markets.
Thrivent International Allocation Portfolio

Noah J. Monsen , CFA, Brian M. Bomgren , CQF, and David Spangler, CFA, Portfolio Co-Managers. A portion of the Portfolio is subadvised by Goldman Sachs Asset Management, L.P.*
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, portfolio turnover rate, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Portfolio.

Portfolio Composition
(% of Portfolio)
Common Stock 92.0%
Short-Term Investments 7.7%
Preferred Stock 0.3%
Long-Term Fixed Income < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 15.7%
Industrials 14.3%
Consumer Discretionary 11.9%
Information Technology 10.8%
Health Care 9.4%
Materials 7.8%
Consumer Staples 7.1%
Communications Services 5.3%
Energy 4.0%
Real Estate 3.6%
Top 10 Countries
(% of Net Assets)
Japan 20.3%
United Kingdom 9.7%
Switzerland 7.5%
Canada 6.7%
France 6.0%
Australia 5.7%
Germany 5.7%
Netherlands 3.9%
Sweden 3.3%
China 2.4%
Investments in securities in these countries
represent 71.2% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
3.99% 6.29% 4.45%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA – USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent International Index Portfolio

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent International Index Portfolio seeks total returns that track the performance of the MSCI EAFE Index.
Investment in Thrivent International Index Portfolio involves risks including equity security, foreign securities, foreign currency, large cap, market, mid cap, futures contract, issuer, global indexing strategy/index tracking, and health crisis  risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the since-inception period from April 29, 2020, through December 31, 2020?
Thrivent International Index Portfolio earned a return of 29.12%, compared with the median return of its peer group, the Lipper International
Multi-Cap Core category, of 31.62%. The Portfolio’s market benchmark, the MSCI EAFE Index, earned a return of 30.68%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the MSCI EAFE Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, as well as some differences due to cash flow management, especially with a small asset base at the Portfolio’s initial startup. Only minor differences are due to portfolio composition.
The period since the Portfolio’s inception saw exceptionally strong returns as markets recovered from the pullback earlier in 2020 at the onset of the COVID-19 pandemic. Returns were especially strong in the Materials, Consumer Discretionary, Information Technology and
Industrials sectors, while the smallest gains came from the Health Care, Consumer Staples and Energy sectors. However, all sectors produced positive returns for the period.
On a country basis, returns were likewise positive in all countries, with the strongest returns coming from Australia and Sweden, and the lowest from Hong Kong and Singapore.
What is your outlook?
The outlook for the coming year is dominated by the prospects for containing the global COVID-19 pandemic and the potential for a broad-
based economic recovery as a result. The start of widespread vaccination against the virus is cause for optimism that economic activity can return to something resembling a pre-pandemic idea of normal later this year. However, in the short term, growing transmission rates are leading to renewed restrictions on activity in many areas, and the strong economic recovery from shutdowns early in the pandemic appears to be stalling.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 1.8%
Preferred Stock 0.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 16.5%
Industrials 14.7%
Health Care 12.3%
Consumer Discretionary 11.8%
Consumer Staples 11.1%
Information Technology 9.2%
Materials 7.5%
Communications Services 5.0%
Utilities 3.8%
Energy 3.1%
Top 10 Countries
(% of Net Assets)
Japan 24.9%
United Kingdom 13.0%
France 10.1%
Switzerland 9.9%
Germany 9.0%
Australia 6.7%
Netherlands 4.8%
Sweden 3.1%
Hong Kong 2.7%
Denmark 2.5%
Investments in securities in these countries
represent 86.7% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average
Annual
Total
Returns
1
As of
December
31, 2020
From Inception
4/29/2020
29.12%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its managem ent fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA – USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Growth Portfolio

Lauri Brunner, Portfolio Manager
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Large Cap Growth Portfolio earned a return of 43.34%, compared with the median return for its peer group, the Lipper Large Cap
Growth category, of 36.97%. The Portfolio’s market benchmarks, the Russell 1000 Growth Index and the S&P 500® Growth Index, earned returns of 38.49% and 33.47%, respectively.
What factors affected the Portfolio’s performance?
Stock selection in the Consumer Discretionary sector was the main driver of the Portfolio’s outperformance during the reporting period, followed by stock selection in the Information Technology sector. Also, we exited the Energy sector in September 2019 due to the lack of an adequate supply/demand investing framework. The Energy sector fell dramatically over the period; therefore, our lack of exposure was also a positive contributor to results for the period.
The Portfolio’s top-performing holding was consumer growth and technology giant Amazon.com, which benefited from the meaningful increase in eCommerce orders due to COVID-19. The Portfolio was at its desired overweighting to the stock when the pandemic emerged, so the benefit to performance was significant. Square was also a top performer even though transactions through its seller ecosystem fell by double digits as consumers retrenched from stores. However, transactions through its cash ecosystem grew by triple digits after consumers eschewed the use of cash due to fears of virus transfer from touching currency, further embracing the digital transfer of cash and funds. As more consumers used Square’s cashless platform, the company also saw increased traction in initiatives launched pre-
pandemic in the cash ecosystem app, such as stock trading. The company remains in the early days of transitioning from a single-purpose app to a financial hub for consumers. The Portfolio’s position in Apple also benefited performance despite a rapid decline in total revenue on a sequential basis during the early days of the pandemic. Apple’s services revenue growth remained strong as the company continued
to transition from a multi-product hardware-only provider to a hardware-plus-software company.
The Portfolio’s underweighting in Tesla and overweightings in Bank of America and Lockheed Martin were the largest detractors from performance. Tesla achieved proof points in global manufacturing and battery electric vehicle share during the period that contributed to the stock’s stunning performance.
In late February, we began to look at names our research team had reviewed in the past year to find growth businesses that had been discarded during the buildup of pandemic fear. As a result, we invested in Uber, Chipotle, Live Nation and Aptiv, which participate in the transportation, restaurant, live events (mainly concerts) and automobile components industries, respectively. During the reporting period,
Uber and Aptiv were the Portfolio’s sixth- and seventh-largest positive contributors to performance.
What is your outlook?
The Portfolio’s largest overweighting, Amazon.com, remains unchanged due to strong multi-year growth prospects. The recovery names that we added as noted above also remain important Portfolio holdings.
We remain on the offense as we continue to study companies and increase the pace at which we review new ideas. The Portfolio’s largest overweightings are in companies that operate at the intersection of technology and the consumer. We continue to believe investors will favor large-cap growth companies with strong organic growth opportunities, expanding TAMs (target addressable markets) and operating initiatives that reflect data-driven insights to serve their end markets. While some of these companies already possess very large market values, we are increasingly favoring challenger companies in the Portfolio.

Portfolio Composition
(% of Portfolio)
Common Stock 98.5%
Short-Term Investments 1.5%
Preferred Stock < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 37.8%
Consumer Discretionary 20.0%
Communications Services 15.4%
Health Care 14.2%
Financials 4.9%
Industrials 3.2%
Real Estate 1.4%
Materials 1.2%
Consumer Staples 0.5%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 10.8%
Apple, Inc. 7.8%
Microsoft Corporation 6.3%
Alphabet, Inc., Class A 5.9%
MasterCard, Inc. 4.1%
PayPal Holdings, Inc. 4.0%
Adobe, Inc. 3.4%
Tesla, Inc. 2.7%
NVIDIA Corporation 2.7%
Facebook, Inc. 2.7%
These securities represent 50.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
43.34% 19.92% 16.67%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 1000 Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the index.
** The S&P 500
®
Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Index Portfolio

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including large cap, market, equity security, issuer, futures contract, indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Large Cap Index Portfolio earned a return of 18.12%, compared with the median return for its peer group, the S&P 500 Index
Objective, of 18.02%. The Portfolio’s market benchmark, the S&P 500® Index, earned a return of 18.40%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P 500® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Despite the market pullback early in the year at the onset of the COVID-19 pandemic, the Portfolio finished with strong gains for the year, as eight of the eleven economic sectors finished the year with positive returns. The Energy sector was the weakest performer, as depressed economic activity, especially travel, put downward pressure on oil prices. Financials and Real Estate were the only other sectors with negative returns for the year. Information Technology stood out for its high return, fueled by increased use of technology for both work and leisure resulting from restrictions on in-person activities.
What is your outlook?
The outlook for the coming year is dominated by the prospects for containing the global COVID-19 pandemic and the potential for a broad-
based economic recovery as a result. The start of widespread vaccination against the virus is cause for optimism that economic activity can return to something resembling a pre-pandemic idea of normal later this year. However, in the short term, growing transmission rates are leading to renewed restrictions on activity in many areas, and the strong economic recovery from shutdowns early in the pandemic appears to be stalling.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 99.4%
Short-Term Investments 0.6%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 27.4%
Consumer Discretionary 13.4%
Health Care 13.4%
Financials 10.4%
Communications Services 9.9%
Industrials 8.9%
Consumer Staples 6.5%
Utilities 2.7%
Real Estate 2.4%
Energy 2.3%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 6.7%
Microsoft Corporation 5.3%
Amazon.com, Inc. 4.4%
Facebook, Inc. 2.1%
Tesla, Inc. 1.7%
Alphabet, Inc., Class A 1.7%
Alphabet, Inc., Class C 1.6%
Berkshire Hathaway, Inc. 1.4%
Johnson & Johnson 1.3%
J.P. Morgan Chase & Company 1.2%
These securities represent 27.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
18.12% 14.92% 13.53%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Value Portfolio

Kurt J. Lauber, CFA, Portfolio Manager
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Large Cap Value Portfolio earned a return of 4.44%, compared with the median return of its peer group, the Lipper Large Cap
Value category, of 2.87%. The Portfolio’s market benchmarks, the Russell 1000 Value Index and the S&P 500® Value Index, earned returns of 2.80% and 1.36%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio outperformed during the reporting period due to strong stock selection and positive allocation. The Information Technology and Consumer Discretionary sectors led the strong performance. Technology stock selection was driven by work-from-home trends and enterprise adoption of the cloud, which was accelerated by the pandemic. Microsoft’s strong execution in cloud data center services propelled its stock performance. Apple, Samsung and Qualcomm benefited from strong demand in handset sales and the anticipation of 5G rollout. In Consumer Discretionary, Lowe’s experienced growing demand in home improvement and continued solid execution of its restructuring plan. Sony performed well due to a greater focus on the improvement of its business model to more of a platform around gaming, music and movies, as well as the anticipation of the PS5 launch. The Portfolio also benefited as we reduced exposure to companies that had already appreciated, in some cases driven by pandemic tailwinds, and purchased companies that were cyclically depressed with opportunities to improve returns more than investors expected.
Industrials, Materials and Insurance detracted from performance, mostly driven by COVID-19’s impact on their markets. Decreased airline transportation lowered demand for Delta Air Lines and Raytheon Technologies, while stay-at-home orders drove package delivery for parcel carriers FedEx and United Parcel Services, which the Portfolio did not own. In Materials, aluminum company Alcoa was pressured by the drop in global demand, especially in transportation. Hartford Financial Services also underperformed due to COVID-19’s impact on business interruption and workers’ compensation insurance. Utilities underperformed due to a bribery investigation that negatively impacted FirstEnergy.
What is your outlook?
Escalating trade wars put a damper on economic growth in 2019, while COVID-19 brought it to a temporary halt in 2020. Value stocks, which are more economically sensitive, have had a difficult time in this environment. Even more significant, valuation as a guide to stock selection, suffered again with the least-expensive stocks underperforming the most-expensive stocks by a historically wide margin in both years. Given the election results and rollout of COVID vaccines in the final quarter of the year, value stocks recovered and valuation as a selection tool benefited the Portfolio. We would expect this to continue as administration of vaccinations continue. While valuation is an important aspect, our process also ranks companies based on operating performance and catalysts, seeking to uncover companies where long-term return on invested capital is not properly reflected in current valuations. The Portfolio remains well overweighted in attractively-valued stocks, especially those businesses that are being overly punished temporarily by economic conditions or companies that we believe will have improved business models coming out of this recession.
During the height of the pandemic, we trimmed Gilead Sciences and added HCA Healthcare and Zimmer Biomet. Gilead’s stock reflected the value of the only COVID-19 therapy drug. At the same time, the virus was pressuring hospitals with higher temporary costs and fewer elective surgeries, which made companies with good long-term business models attractively valued. Fear around the loss of membership from high unemployment and government takeover of medical insurance from the elections provided an attractive entry point to buy more health insurance companies like Anthem. We took advantage of pressure on cyclical stocks by adding to companies with exposure to the automotive industry such as Axalta Coating System, and construction industries such as United Rentals and Carrier. We also added
Discover Financial after investors punished the company for credit card risk, despite the fact that the consumer is in better shape than during the last recession. We added Wells Fargo because we expect the company to implement an action plan from its new CEO to bring cost efficiency closer to its peers.
We trimmed some of the Portfolio’s positions with less-attractive valuations, especially in Technology, and sold some holdings that came under regulatory scrutiny or other stock-specific reasons. We sold Honeywell after the stock benefited from excellent operational execution. We believe Honeywell cannot escape the aerospace risk inherent in its business, which has not yet been priced in. We added
CSL Limited because we believed investors underestimated the strength of the future roofing cycle while over-penalizing the company’s aerospace risk. We sold FirstEnergy based on news of potential improper dealings. The Portfolio also consolidated insurance holdings by selling Hartford Insurance and American International Group, purchasing Zurich Insurance Group and adding to Chubb Limited to take advantage of rising prices in the wholesale insurance market and leverage those companies that can best fund underwriting. Lastly, we added CBRE Group, which faces well-understood near-term challenges but should benefit as the company assists corporations with their long-term real estate strategies.

Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 2.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 22.9%
Health Care 16.1%
Information Technology 12.8%
Industrials 12.6%
Communications Services 7.9%
Consumer Discretionary 6.9%
Energy 5.3%
Materials 4.5%
Consumer Staples 4.1%
Utilities 2.6%
Top 10 Holdings
(% of Net Assets)
Wal-Mart Stores, Inc. 3.1%
J.P. Morgan Chase & Company 3.0%
Cisco Systems, Inc. 2.9%
Verizon Communications, Inc. 2.9%
Microsoft Corporation 2.8%
Comcast Corporation 2.7%
Johnson & Johnson 2.7%
Merck & Company, Inc. 2.4%
Medtronic plc 2.4%
Lowe's Companies, Inc. 2.3%
These securities represent 27.2% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
4.44% 10.38% 9.98%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 1000
®
Value Index measures the performance of large cap value stocks.
** The S&P 500
®
Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong value characteristics.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville, CFA, CPA (inactive), Gregory R. Anderson, CFA, and Cortney L. Swensen, Portfolio Co-Managers
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Limited Maturity Bond Portfolio earned a return of 4.01%, compared with the median return of its peer group, the Lipper Short
Intermediate Investment Grade Debt category, of 4.07%. The Portfolio’s market benchmark, the Bloomberg Barclays 1-3 Year Government/
Credit Bond Index, earned a return of 3.33%.
What factors affected the Portfolio’s performance?
U.S. and global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed worldwide health systems and forced many people to shelter at home, slowing commerce. These developments, combined with a plunge in oil prices, thrust much of the world into a deep recession. Stock and corporate bond prices fell sharply, while investors looking for a safe haven snapped up
U.S. Treasury bonds. That sent Treasury yields falling, especially at the short end of the yield curve. (Bond yields fall when prices rise.)
Two-year Treasury yields, for example, which stood at 1.58% at the end of 2019, finished 2020 at 0.13%. Spreads between the yields on 1-3 year corporate bonds and comparable Treasuries, which had reached a February low of 40 basis points, peaked at 390 basis points in March amid the panic selling, and valuations across spread sectors became very attractive after disconnecting from underlying fundamentals due to forced selling.
To support the economy, the Federal Reserve (Fed) cut short interest rates by 1.5% in the first two weeks of March, bringing its target range for the federal funds rate to 0%-0.25%. The Fed also initiated a number of programs to stabilize financial markets, including unlimited asset purchases and several liquidity facilities. Meanwhile, Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses. Many other countries enacted unprecedented monetary and fiscal policy responses of their own. The Fed’s quick response to the crisis, including its first-ever pledge to purchase investment-grade corporate debt if needed, soon steadied the markets, particularly in the 1-3 year segment of the market. In response, risk assets of all kinds, including stocks and corporate bonds, rallied strongly in the last nine months of the year. Spreads in the 1-3 year corporate bond market fell to 35 basis points by year end.
The Portfolio’s modest underperformance relative to its Lipper peer group was attributable to the slightly higher overall credit quality of the
Portfolio’s holdings, which is part of our strategy to moderate volatility. When risk assets rallied after the Fed’s intervention, the Portfolio’s higher-quality holdings rallied a bit less than higher-risk assets. An underweighting to corporate debt relative to the peer group, which has about 50% of assets in corporates, also detracted from relative performance. However, the Portfolio benefited from its longer overall duration than its peers, particularly among its corporate holdings, as spreads tightened and interest rates fell.
The Portfolio’s outperformance relative to its benchmark index was attributable primarily to a higher allocation to corporate bonds in the
Portfolio. We increased corporate exposure from 35% to 39% of assets early in the year (versus a 24% allocation in the index), focusing on high-quality credits. Following the massive spread widening, we added more credits at attractive prices before spreads retightened, ultimately ending with 47% of the Portfolio in corporate bonds. Security selection in the Utilities and Communications sectors was favorable for performance. An underweighting in the poorly performing retail sector and an overweighting in technology also contributed positively to results. Securitized debt accounted for about 41% of the Portfolio and detracted from performance versus the benchmark, which holds none. Broadly speaking, securitized assets underperformed during the sell off in the first part of the year due to their exposure to housing and areas in the Consumer Discretionary sector. Also, some securitized holdings, including riskier, nonagency collateralized mortgage obligations, did not recover as quickly later in the year. The Portfolio’s securitized holdings tended to have a shorter duration than those in the benchmark, which had a negative impact on results. In terms of corporate sectors, airlines security selection in Energy detracted from performance. We continued to use Treasury futures to help us manage the Portfolio’s duration and yield curve exposure, which overall was positive to performance.
What is your outlook?
Our outlook heading into 2021 is positive with the economy growing and COVID-19 vaccines beginning to be administered. Market volatility will likely remain elevated until COVID cases decline and restrictions on daily life are lifted. We are seeking opportunities to add exposure to corporates. In particular, we will look for credits we believe have been unfairly punished by virus-related concerns but are likely to successfully weather the crisis. Although we may tactically add to high yield because spreads in that segment have not completely retraced to their previous level, we will maintain the Portfolio’s overall high-quality bias with more than half of the Portfolio invested in AAA-rated and AA-rated securities. Our goal is to offer a yield advantage over our peer group, but with less volatility. We are neutrally positioned in terms of overall duration because the Fed has indicated it plans to hold short-term rates where they are at least until 2023. However, the Portfolio is positioned to benefit from a steeper yield curve by virtue of being underweighted in longer maturities relative to our peers. In the securitized market, we have a bias toward retaining our exposure to agency mortgage-backed securities because of the Fed’s involvement in that segment. We also favor floating-rate collateralized loan obligations and asset-backed securities to lessen some of the Portfolio’s duration risk in securitized debt.

Major Market Sectors
(% of Net Assets)
Financials 18.6%
Asset-Backed Securities 13.9%
Collateralized Mortgage
Obligations 13.5%
Mortgage-Backed Securities 12.7%
U.S. Government & Agencies 10.6%
Consumer Non-Cyclical 5.8%
Consumer Cyclical 4.6%
Energy 3.9%
Utilities 3.2%
Communications Services 2.7%
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 7.5%
U.S. Treasury Notes 2.3%
U.S. Treasury Notes 2.0%
U.S. Treasury Notes 1.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
U.S. Treasury Notes 0.8%
U.S. Treasury Notes, TIPS 0.7%
These securities represent 19.8% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
4.01% 3.04% 2.32%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Low Volatility Equity Portfolio

Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Low Volatility Equity Portfolio earned a return of 2.19%. Its benchmark, the MSCI World Minimum Volatility Index–USD Net Returns,
earned a return of 2.61%.
What factors affected the Portfolio’s performance?
The impact of COVID-19 and subsequent response by governments dominated the investment landscape over the past year. Stock returns across countries varied widely, largely reflecting the severity of economic damage caused by the pandemic and the effectiveness of fiscal, monetary and public health responses. The hardest hit countries in Europe faced the largest declines in their stock markets, including
Spain, France, Italy and the U.K., and they ended the period well below their levels from a year earlier. Meanwhile, countries that were able to effectively limit the spread of the virus, such as New Zealand and Hong Kong, or that avoided large-scale lockdowns of their economy, like Sweden, had smaller declines, more robust recoveries and finished the year with gains. In the U.S., the largest single country in the
Portfolio, the significant fiscal stimulus at the outset of the pandemic, coupled with aggressive monetary accommodation and liquidity provision by the Federal Reserve, helped fuel a return of stocks to all-time highs.
Returns across industries were also primarily differentiated by the effects of the pandemic. The worst-performing industries were those most severely impacted by restrictions on travel and social gatherings. Energy stocks fell the most after the sudden reduction in travel caused reduced demand for fuels at the same time that supply increased. A dispute over production quotas between Russia and Saudi
Arabia resulted in a flood of oil into the market, causing the price of crude to collapse and even turn negative for one day. Airlines likewise suffered from the collapse in demand for air travel, while Real Estate was pressured by the loss of demand for shopping centers, hotels and resorts. Conversely, many Information Technology companies benefited from supplying the software and networks needed for students learning online and employees working from home, along with online retailers benefiting over brick-and-mortar stores.
Among the quantitative factors we use to select securities, price momentum and growth performed well for most of the year, while value factors continued a long period of underperformance. Low interest rates, which began to fall anew with the onset of the pandemic, helped to drive these dynamics as the low discount rate applied to future earnings pushed up the valuation of growth stocks. During the spring market downturn, low-volatility stocks provided some measure of downside protection internationally, but notably not in the U.S. We believe forced selling by leveraged investors caused them to sell their most liquid assets, including the most stable stocks, Treasury securities and gold. This dynamic reversed dramatically in November as news of successful COVID-19 vaccine trials ignited increased risk taking in the market. Previously underperforming value stocks rallied, and momentum stocks underperformed sharply.
Relative to the benchmark, the Portfolio’s performance shortfall was concentrated in March when the initial pandemic lockdowns caused a sharp sell off among some of our Canadian Real Estate holdings in the retail industry that subsequently recovered most of their losses later in the period. Elsewhere in the Portfolio, we experienced the strongest results in the Health Care and Financials sectors. The Portfolio was overweighted in the Health Care sector, which outperformed the market, and was underweighted in the Financials sector, which underperformed. In both sectors, security selection was strong and the Portfolio’s holdings performed better than the benchmark.
What is your outlook?
Much like the past year, we expect developments in the global pandemic will be the single largest factor affecting global markets in the coming year. Global central banks have responded to the crisis with record monetary support, while many governments have also provided substantial fiscal stimulus. We believe this support, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market. The recent behavior of quantitative factors has begun to hint at a rotation into value stocks after a long run of outperformance by growth stocks. The prospect of an end to the pandemic and the associated economic weakness could provide the catalyst for this rotation. However, we have yet to see this materialize, as the value rally experienced in November has proved short-lived thus far.

Portfolio Composition
(% of Portfolio)
Common Stock 100.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care 17.3%
Information Technology 16.5%
Consumer Staples 14.7%
Communications Services 10.8%
Industrials 10.1%
Financials 9.3%
Utilities 6.9%
Consumer Discretionary 5.4%
Materials 5.2%
Real Estate 3.6%
Top 10 Countries
(% of Net Assets)
United States 60.2%
Japan 13.3%
Switzerland 7.2%
Canada 6.7%
Hong Kong 2.4%
United Kingdom 1.7%
Denmark 1.7%
Ireland 1.5%
Germany 1.4%
Netherlands 1.3%
Investments in securities in these countries
represent 97.4% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2020
1-Year
From Inception
4/28/2017
2.19% 8.40%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* Morgan Stanley Capital International (MSCI) World Minimum Volatility Index – USD Net Returns measures the performance characteristics of a minimum variance strategy applied to a universe of large and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World
Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Growth Portfolio

David J. Lettenberger, CFA, Portfolio Manager
Thrivent Mid Cap Growth Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Portfolio involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the since-inception period from April 29, 2020, through December 31, 2020?
Thrivent Mid Cap Growth Portfolio earned a since-inception return of 49.22%, compared with the median of its peer group, the Lipper Mid
Cap Growth category, of 47.91%. The Portfolio’s market benchmark, the Russell Mid Cap Growth Index, earned a return of 43.89% over the same period.
What factors affected the Portfolio’s performance?
The Portfolio outperformed the benchmark index primarily due to stock selection in the Information Technology, Industrials and Health Care
sectors. Strong performance in these three sectors, which account for more than two-thirds of the Portfolio’s holdings, more than offset subpar stock selection in the Consumer Discretionary and Communication Services sectors.
Within Technology, the fundamental tailwinds of the cloud and subscription-based software models have been well understood by investors for some time. However, the onset of the COVID-19 pandemic led to changes in both consumer and corporate behavior, contributing to already strong growth opportunities for many software companies. DocuSign has long been the leader in providing electronic signature solutions, driving operational and cost efficiencies for companies across all industries. The benefits of DocuSign’s offerings to its customers were already leading to very strong growth prior to the onset of the pandemic. However, the pandemic drove significant acceleration because social distancing and working from home led to even greater adoption, causing the company’s shares to advance strongly. Zscaler, a cloud-based information security firm that enables efficient, secure Internet access for companies of all sizes, also experienced significant gains during this period. As corporations were faced with the new work-from-anywhere environment, the already strong demand for Zscaler’s security and access solutions continued to accelerate.
While the Industrials sector was a laggard during this abbreviated performance period, the Portfolio’s stock selection led to strong relative returns. Generac Holdings is a leading provider of home standby and portable generators. The demand for standby generators has long been driven by storm activity that leads to power outages. While this is still a significant driver, the recent surge in wildfire activity has reduced power grid reliability, adding another layer of demand. Incremental tailwinds are building as work-from-home dynamics are leading to even more demand for uninterrupted power. These drivers, along with Generac’s young solar storage business, led to outsized revenue growth and very strong returns for the stock. Other contributors to the solid stock selection in the Industrials sector included Old
Dominion Freight Line, Nordson, United Rentals and Trex Company.
Health Care was one of the top-performing sectors in both the Lipper peer group and the Russell benchmark. The Portfolio benefited from stock selection and being overweighted in the sector. Shares of LHC Group, a leading provider of home health care and hospice services, made strong gains during this period. As home health providers transitioned to an updated reimbursement framework, LHC executed flawlessly and is now in an improved position to increase market share in this growing industry. Other Health Care holdings that performed well included Catalent, a provider of products and services to the pharmaceutical industry, as well as MyoKardia, a precision cardiovascular medicine company that was acquired at a substantial premium during the period.
Stock selection was relatively weak in the Consumer Discretionary sector. Norwegian Cruise Line was a significant underperformer after the pandemic forced the cruise industry to cease operations. The Portfolio no longer holds this position. Within retail, the COVID-19 backdrop was particularly difficult for those operators that rely predominantly on their physical locations to drive consumer interaction and transactions, including Burlington Stores and Ulta Beauty. As consumers shifted much of their buying to eCommerce platforms, both
Burlington and Ulta were temporarily unable to hold onto their customer relationships. The Portfolio continues to own both companies because we believe they have strong competitive advantages and significant growth opportunities.
Within the Communication Services sector, the underperformance was primarily attributable to the Portfolio’s position in Live Nation, which produces live concerts and provides ticketing services for stadiums, sports franchises and other entertainment venues. The pandemic led to a massive reduction in demand for Live Nation’s products and services as concerts, sporting events and just about all types of live entertainment were cancelled. The Portfolio continues to hold onto Live Nation given the company’s strong position as the global leader in live events, and the expected pent-up demand for its services when the pandemic subsides.
What is your outlook?
We continue to search for companies with sustainable growth opportunities and strong competitive advantages that can drive outperformance over the long run. We have also supplemented these secular growth investments with positions in companies that have strong relative growth profiles in more cyclical industries. This mix should position the Portfolio to perform well as global economies emerge from the COVID-19 pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 96.8%
Short-Term Investments 2.9%
Registered Investments
Companies 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 29.4%
Health Care 20.4%
Consumer Discretionary 14.5%
Industrials 14.3%
Financials 5.4%
Real Estate 4.7%
Communications Services 4.4%
Consumer Staples 2.5%
Materials 2.2%
Unaffiliated Registered
Investment Companies 0.3%
Top 10 Holdings
(% of Net Assets)
Elastic NV 3.4%
United Rentals, Inc. 2.4%
RingCentral, Inc. 2.2%
Global Payments, Inc. 2.0%
Arconic , Inc. 1.9%
CoStar Group, Inc. 1.9%
Monolithic Power Systems, Inc. 1.9%
LHC Group, Inc. 1.8%
Teleflex, Inc. 1.8%
Aptiv plc 1.7%
These securities represent 21.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average
Annual
Total
Returns
1
As of
December
31, 2020
From Inception
4/29/2020
49.22%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Mid Cap Growth Index is an unmanaged market capitalization-weighted index of medium capitalization growth oriented stocks of U.S. domi-
ciled companies that are included in the Russell Midcap Index.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Index Portfolio

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including mid cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Mid Cap Index Portfolio earned a return of 13.40%, compared with the median return of its peer group, the S&P MidCap 400 Index category, of 13.20%. The Portfolio’s market benchmark, the S&P MidCap 400® Index, earned a return of 13.66%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P MidCap 400® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Despite the market pullback early in the year at the onset of the COVID-19 pandemic, the Portfolio finished with strong gains for the year, as seven of the eleven economic sectors finished the year with positive returns. The Energy sector was the weakest performer, as depressed economic activity—especially travel—put downward pressure on oil prices. Financials, Utilities and Real Estate were the only other sectors to provide negative returns for the year. Information Technology stood out for its high return, fueled by increased use of technology for both work and leisure resulting from restrictions on in-person activities. The Consumer Staples and Health Care sectors also provided strong returns.
What is your outlook?
The outlook for the coming year is dominated by the prospects for containing the global COVID-19 pandemic and the potential for a broad-
based economic recovery as a result. The start of widespread vaccination against the virus is cause for optimism that economic activity can return to something resembling a pre-pandemic idea of normal later this year. However, in the short term, growing transmission rates are leading to renewed restrictions on activity in many areas, and the strong economic recovery from shutdowns early in the pandemic appears to be stalling.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 98.7%
Short-Term Investments 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 17.2%
Industrials 17.0%
Consumer Discretionary 14.7%
Financials 14.7%
Health Care 10.9%
Real Estate 8.9%
Materials 5.6%
Consumer Staples 3.6%
Utilities 3.4%
Communications Services 1.6%
Top 10 Holdings
(% of Net Assets)
Enphase Energy, Inc. 1.1%
Trimble, Inc. 0.8%
Solaredge Technology, Ltd. 0.8%
Monolithic Power Systems, Inc. 0.7%
Caesars Entertainment, Inc. 0.7%
Fair Isaac Corporation 0.7%
Generac Holdings, Inc. 0.7%
Cognex Corporation 0.7%
Ceridian HCM Holding, Inc. 0.7%
Masimo Corporation 0.7%
These securities represent 7.6% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
13.40% 12.08% 11.13%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P MidCap 400® Index is an index that represents the average performance of a group of 400 medium capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA, Portfolio Manager
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Mid Cap Stock Portfolio earned a return of 21.69%, compared with the median return of its peer group, the Lipper Mid Cap Core category, of 7.91%. The Portfolio’s market benchmarks, the Russell Midcap Index and the S&P MidCap 400® Index, earned returns of
17.10% and 13.66%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio generated strong absolute and relative returns during the reporting period and significantly outperformed the Lipper peer group and benchmarks. Performance was solid across many sectors, including Consumer Discretionary, Information Technology and
Communication Services, led by companies exhibiting improving returns through strong topline growth and/or margin expansion.
Within Consumer Discretionary, RH (formerly Restoration Hardware) continued its stellar execution, expanding returns through revenue growth and significant margin expansion. Etsy and lululemon also increased returns and market share as eCommerce penetration of overall consumer spending increased. In the Information Technology sector, new product introductions, market share gains and management execution benefited Nuance Communications and Advanced Micro Devices. Zillow Group and Twitter led performance in the
Communication Services sector, with both companies increasing their user base and margins.
Performance within the Financial sector partially offset strong returns elsewhere. Insurance and regional bank holdings suffered after investors feared COVID-19 would cause significantly higher-than-expected credit losses in the future. Finally, Energy holdings across the
Portfolio detracted from performance. Demand for oil and natural gas declined during the pandemic and the segments lost market share to other alternative energy sources.
What is your outlook?
The Portfolio’s objective continues to be to invest in attractively valued companies with the ability to improve or maintain a high return-on-
invested capital over the next three to five years. As the market rallied significantly during the fourth quarter, valuation spreads narrowed only slightly, continuing to create opportunities for us to trim highly valued growth investments and redeploy capital into attractively valued cyclical companies. We made investments into companies that have solid market positions and the opportunity to increase returns through revenue growth and/or margin expansion as the economy improves.
At the time of this report, COVID-19 remains a significant threat to the worldwide economy. However, the Federal Reserve has committed to keeping interest rates low until inflation exceeds its target, another round of U.S. fiscal stimulus is approved, and worldwide economies continue to advance (China for example). With Democrats sweeping the White House, House of Representatives and Senate, odds are high that they will pass another stimulus bill focused on infrastructure spending and employment. While increased taxes are a potential risk longer term, this should be overshadowed in the near term by continued monetary and fiscal stimulus as well as the reopening of the economy driven by recent vaccine approvals. Given these valuation and macro factors, we continued to increase cyclical exposure within the Industrial and Financial sectors. Finally, the Portfolio ended the period with an underweighting in the Information Technology sector. We believe the expanding economy and expensive valuations make this sector less attractive than cyclical sectors that should benefit from the improving economy and trade at attractive valuations.

Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Short-Term Investments 2.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 19.4%
Information Technology 14.7%
Financials 14.5%
Consumer Discretionary 12.6%
Health Care 10.5%
Real Estate 6.5%
Utilities 5.3%
Communications Services 4.8%
Consumer Staples 3.7%
Materials 3.3%
Top 10 Holdings
(% of Net Assets)
Nuance Communications, Inc. 3.9%
United Rentals, Inc. 2.9%
Lululemon Athletica, Inc. 2.6%
NVR, Inc. 2.5%
Arconic, Inc. 2.4%
Altra Industrial Motion Corporation 2.4%
Hain Celestial Group, Inc. 2.3%
Southwest Airlines Company 2.3%
Ally Financial, Inc. 2.2%
Jazz Pharmaceuticals, Inc. 2.2%
These securities represent 25.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
21.69% 15.92% 13.03%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Midcap® Index is an index that measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. It is not possible to invest directly in the Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.
** The S&P MidCap 400® Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Value Portfolio

Graham Wong, CFA, Portfolio Manager
Thrivent Mid Cap Value Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Portfolio involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the since-inception period from April 29, 2020, through December 31, 2020?
Thrivent Mid Cap Value Portfolio earned a since-inception return of 32.93%, compared with the median of its peer group, the Lipper Mid
Cap Value category, of 33.94%. The Portfolio’s market benchmark, the Russell Mid Cap Value Index, earned a return of 31.75% over the same period.
What factors affected the Portfolio’s performance?
The Portfolio outperformed the benchmark index primarily due to strong stock selection in the Consumer Staples, Industrials and Health
Care sectors, which more than offset poor stock selection in Financials and Utilities. Sector allocation was also a positive factor, driven by an underweighting in Utilities and overweighting in Materials. The Portfolio’s sector weightings are driven by bottom-up stock selection.
In Consumer Staples, Hain Celestial outperformed benefiting from its laser focus on improving organic sales of strong food brands and improving margins on weaker brands. In Industrials, AGCO Corporation’s outperformance was driven by new product introductions, strong precision agriculture technology sales in North America and a profit margin recovery in South America. In Health Care, Acadia outperformed after receiving an attractive bid for its behavioral center assets in the United Kingdom.
On the other hand, Financials and Utilities had poor stock selection. State Street underperformed due to pressure from the company’s asset management clients to lower fees, combined with increasing competition from larger banks. These developments violated our investment thesis and we sold the stock. In Utilities, FirstEnergy was hit with a federal bribery investigation and we subsequently sold the position.
What is your outlook?
As expected, volatility in the markets remained high because of COVID-19 news and the Senate runoff election. While uncertainties remain, we see potential for volatility to be dampened going forward. Historically, value outperforms growth when the market is less volatile and growth is broader in the economy. We continue to look for opportunities to add attractively valued companies with improving operating performance that will outperform in an economic recovery.
Our bottom-up analysis shows that the reward/risk tradeoff in stocks is closer to balanced given the strong recovery in markets in 2020. We believe stock selection will be even more important going forward, which is key to our investment process. COVID-impacted companies and deep cyclicals were two areas we focused on in the Portfolio last year, but both areas are now less attractive. Industrials is a sector that appears to have a lot of optimism baked in, particularly the deeper cyclicals. On the other hand, more stable companies within cyclical sectors, such as Dollar Tree and Berry Global Group, seem to be increasingly more attractive.

Portfolio Composition
(% of Portfolio)
Common Stock 97.3%
Short-Term Investments 1.4%
Registered Investments
Companies 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 20.1%
Industrials 12.8%
Consumer Discretionary 12.0%
Information Technology 11.9%
Materials 7.5%
Health Care 7.5%
Real Estate 7.3%
Communications Services 5.6%
Consumer Staples 4.9%
Energy 4.7%
Top 10 Holdings
(% of Net Assets)
PTC, Inc. 2.6%
Wintrust Financial Corporation 2.6%
Hartford Financial Services Group, Inc. 2.5%
Carlisle Companies, Inc. 2.5%
Dollar Tree, Inc. 2.3%
Lear Corporation 2.2%
Interpublic Group of Companies, Inc. 2.2%
AGCO Corporation 2.2%
Axalta Coating Systems, Ltd. 2.1%
Berry Plastics Group, Inc. 2.1%
These securities represent 23.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average
Annual
Total
Returns
1
As of
December
31, 2020
From Inception
4/29/2020
32.93%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Mid Cap Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
** The S&P MidCap 400® Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Moderate Allocation Portfolio

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers*
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit, LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Moderate Allocation Portfolio earned a return of 13.57%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Moderate category, of 10.56%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg Barclays
U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 18.40%, 7.51% and
10.65%, respectively.
What factors affected the Portfolio’s performance?
The year began well with equity markets strong and economic growth continuing in the early part of 2020. However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Portfolio allocates about 57% of its assets to equities and 43% to fixed-income. The Portfolio’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Portfolio’s performance was aided by strong results from all domestic managers, especially the large-cap growth manager and all mid-cap and small-cap managers;
however, the Portfolio’s international manager underperformed. The strongest-performing sectors included Information Technology, Energy and Consumer Discretionary, while Materials underperformed. Throughout the period, we adjusted the Portfolio’s allocations as market conditions changed. For example, in mid-January we increased the Portfolio’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighted position and increased domestic equity to a more overweighted position. We also closed an underperforming position to short the Nasdaq 100 in favor of the
S&P 500. In May, we decreased small-cap stocks in favor of large caps and growth. Finally, during the period of the recent elevated market volatility, we consistently rebalanced total equity exposure to match the Portfolio’s tactical targets, which positively contributed to performance.
Within the fixed-income market over the period, interest rates fell after the Fed cut the lower end of its target rate to zero in response to the sharp economic slowdown caused by the COVID-19 pandemic. The Treasury yield curve steepened later in the period as markets began pricing in a recovery, causing longer-term interest rates to rise while short rates remained anchored by the Fed. Higher-quality, rate-
sensitive securities in the fixed-income market produced the strongest returns, including long-maturity Treasuries and investment-grade corporates. Lower-quality sectors such as high-yield corporates and leveraged loans trailed significantly much of the year but narrowed the gap in the fourth quarter, ending with mid- to high-single digit returns. The fixed-income portion of the Portfolio outperformed strongly.
The Portfolio entered the period neutral to underweighted in fixed-income credit risk, which allowed us to take advantage of attractive valuations during a time of market volatility and add corporate credit exposure, including both high yield and investment grade. Also, the
Portfolio’s securitized assets—including mortgage-backed securities—outperformed. In addition, interest-rate positioning helped relative performance. The Portfolio used Treasury futures and options, along with mortgage options, to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Portfolio remains modestly overweighted in equities versus fixed income. Domestically, the Portfolio remains overweighted in large-
and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighted positions. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. U.S. and Asian economies have recovered well and continue to show positive momentum, while substantial global monetary and fiscal stimulus, combined with the approval of vaccines, has resulted in a strong rotation to small-cap stocks and cyclicals.  Regarding weakness, it may be time to begin rotating the Portfolio to these more cyclical areas of the market. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated, and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least until
2023; however, longer-term interest rates should rise as the economy recovers. The Portfolio’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-maturity interest rates.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt 32.6%
Large Cap 29.2%
International 9.0%
Short-Term Investments 8.5%
Small Cap 5.9%
Mid Cap 4.1%
Multi-Cap 3.7%
High Yield 3.3%
Emerging Markets Debt 2.2%
Floating Rate Debt 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 6.5%
Thrivent Income Portfolio 6.2%
Thrivent International Allocation
Portfolio 4.9%
Thrivent Mid Cap Stock Portfolio 4.4%
Thrivent Core Low Volatility Equity Fund 4.1%
Thrivent Global Stock Portfolio 4.0%
Thrivent Limited Maturity Bond Portfolio 3.2%
Thrivent Core Emerging Markets Debt
Fund 2.4%
Thrivent High Yield Portfolio 1.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.8%
These securities represent 39.3% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
13.57% 9.65% 7.83%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Portfolio

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers*
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Moderately Aggressive Allocation Portfolio earned a return of 14.41%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Growth category, of 12.36%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg
Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 18.40%, 7.51%
and 10.65%, respectively.
What factors affected the Portfolio’s performance?
The year began well with equity markets strong and economic growth continuing in the early part of 2020. However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Portfolio allocates about 77% of its assets to equities and 23% to fixed-income. The Portfolio’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Portfolio’s performance was aided by strong results from all domestic managers, especially the large-cap growth manager and all mid-cap and small-cap managers;
however, the Portfolio’s international manager underperformed. The strongest-performing sectors included Information Technology, Energy and Consumer Discretionary, while Materials underperformed. Throughout the period, we adjusted the Portfolio’s allocations as market conditions changed. For example, in mid-January we increased the Portfolio’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighted position and increased domestic equity to a more overweighted position. We also closed an underperforming position to short the Nasdaq 100 in favor of the
S&P 500. In May, we decreased small-cap stocks in favor of large caps and growth. Finally, during the period of the recent elevated market volatility, we consistently rebalanced total equity exposure to match the Portfolio’s tactical targets, which positively contributed to performance.
Within the fixed-income market over the period, interest rates fell after the Fed cut the lower end of its target rate to zero in response to the sharp economic slowdown caused by the COVID-19 pandemic. The Treasury yield curve steepened later in the period as markets began pricing in a recovery, causing longer-term interest rates to rise while short rates remained anchored by the Fed. Higher-quality, rate-
sensitive securities in the fixed-income market produced the strongest returns, including long-maturity Treasuries and investment-grade corporates. Lower-quality sectors such as high-yield corporates and leveraged loans trailed significantly much of the year but narrowed the gap in the fourth quarter, ending with mid- to high-single digit returns. The fixed-income portion of the Portfolio outperformed strongly.
The Portfolio entered the period neutral to underweighted in fixed-income credit risk, which allowed us to take advantage of attractive valuations during a time of market volatility and add corporate credit exposure, including both high yield and investment grade. Also, the
Portfolio’s securitized assets—including mortgage-backed securities—outperformed. In addition, interest-rate positioning helped relative performance. The Portfolio used Treasury futures and options, along with mortgage options, to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Portfolio remains modestly overweighted in equities versus fixed income. Domestically, the Portfolio remains overweighted in large-
and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighted positions. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. U.S. and Asian economies have recovered well and continue to show positive momentum, while substantial global monetary and fiscal stimulus, combined with the approval of vaccines, has resulted in a strong rotation to small-cap stocks and cyclicals. Regarding weakness, it may be time to begin rotating the Portfolio to these more cyclical areas of the market. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated, and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least until
2023; however, longer-term interest rates should rise as the economy recovers. The Portfolio’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-maturity interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 37.4%
Investment Grade Debt 19.1%
International 11.0%
Small Cap 9.5%
Mid Cap 7.1%
Short-Term Investments 6.8%
Multi-Cap 4.9%
High Yield 2.0%
Emerging Markets Debt 1.3%
Floating Rate Debt 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Mid Cap Stock Portfolio 8.2%
Thrivent International Allocation
Portfolio 7.7%
Thrivent Large Cap Value Portfolio 7.1%
Thrivent Global Stock Portfolio 6.6%
Thrivent Core Low Volatility Equity Fund 5.0%
Thrivent Income Portfolio 2.8%
Thrivent Core International Equity Fund 2.0%
Thrivent Small Cap Stock Portfolio 1.9%
Thrivent Limited Maturity Bond Portfolio 1.5%
Thrivent Core Emerging Markets Debt
Fund 1.3%
These securities represent 44.1% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
14.41% 11.10% 9.01%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Portfolio

David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, and Stephen D. Lowe, CFA Portfolio Co-Managers*
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, interest rate, equity security, market, large cap, credit, LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Moderately Conservative Allocation Portfolio earned a return of 10.34%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Conservative category, of 9.67%. The Portfolio’s market benchmarks, the S&P 500® Index, the
Bloomberg Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of
18.40%, 7.51% and 10.65%, respectively.
What factors affected the Portfolio’s performance?
The year began well with equity markets strong and economic growth continuing in the early part of 2020. However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Portfolio allocates about 37% of its assets to equities and 63% to fixed-income. The Portfolio’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Portfolio’s performance was aided by strong results from all domestic managers, especially the large-cap growth manager and all mid-cap and small-cap managers;
however, the Portfolio’s international manager underperformed. The strongest-performing sectors included Information Technology, Energy and Consumer Discretionary, while Materials underperformed. Throughout the period, we adjusted the Portfolio’s allocations as market conditions changed. For example, in mid-January we increased the Portfolio’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighted position, and increased domestic equity to an overweighted position. We also closed an underperforming position to short the Nasdaq 100 in favor of the S&P 500.
In May, we decreased small-cap stocks in favor of large caps and growth. Finally, during the period of the recent elevated market volatility, we consistently rebalanced total equity exposure to match the Portfolio’s tactical targets, which positively contributed to performance.
Within the fixed-income market over the period, interest rates fell after the Fed cut the lower end of its target rate to zero in response to the sharp economic slowdown caused by the COVID-19 pandemic. The Treasury yield curve steepened later in the period as markets began pricing in a recovery, causing longer-term interest rates to rise while short rates remained anchored by the Fed. Higher-quality, rate-
sensitive securities in the fixed-income market produced the strongest returns, including long-maturity Treasuries and investment-grade corporates. Lower-quality sectors such as high-yield corporates and leveraged loans trailed significantly much of the year but narrowed the gap in the fourth quarter, ending with mid- to high-single digit returns. The fixed-income portion of the Portfolio outperformed strongly.
The Portfolio entered the period neutral to underweighted in fixed-income credit risk, which allowed us to take advantage of attractive valuations during a a time of market volatility and add corporate credit exposure, including both high yield and investment grade. Also, the
Portfolio’s securitized assets—including mortgage-backed securities—outperformed. In addition, interest-rate positioning helped relative performance. The Portfolio used Treasury futures and options, along with mortgage options, to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Portfolio remains modestly overweighted in equities versus fixed income. Domestically, the Portfolio remains overweighted in large-
and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighted positions. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. U.S. and Asian economies have recovered well and continue to show positive momentum, while substantial global monetary and fiscal stimulus, combined with the approval of vaccines, has resulted in a strong rotation to small-cap stocks and cyclicals.  Regarding weakness, it may be time to begin rotating the Portfolio to these more cyclical areas of the market. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated, and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least until
2023; however, longer-term interest rates should rise as the economy recovers. The Portfolio’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-maturity interest rates.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt 47.7%
Large Cap 15.7%
Short-Term Investments 12.4%
International 5.3%
High Yield 4.8%
Mid Cap 3.8%
Emerging Markets Debt 3.2%
Multi-Cap 2.7%
Small Cap 2.3%
Floating Rate Debt 2.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 8.3%
Thrivent Limited Maturity Bond Portfolio 4.5%
Thrivent Large Cap Value Portfolio 3.7%
Thrivent Core Emerging Markets Debt
Fund 3.5%
Thrivent International Allocation
Portfolio 3.2%
Thrivent Core Low Volatility Equity Fund 3.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.8%
Thrivent High Yield Portfolio 2.5%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.2%
Thrivent Mid Cap Stock Portfolio 2.2%
These securities represent 35.9% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
10.34% 7.62% 6.12%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Portfolio

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including money market fund, government securities, interest rate, credit risk, repurchase agreement, LIBOR, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio.
Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Money Market Portfolio earned a return of 0.29%, compared with the median net return of its peer group, the Lipper U.S.
Government Money Market Funds category, of 0.24%.
What factors affected the Portfolio’s performance?
U.S. and global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed worldwide health systems and forced many people to shelter at home, slowing commerce. These developments, combined with a plunge in oil prices, thrust much of the world into a deep recession. Stock and corporate bond prices fell sharply, while investors looking for a safe haven snapped up
U.S. Treasury bonds. To support the economy, the Federal Reserve (Fed) cut the federal funds rate to 0%-0.25% and initiated a number of programs to bolster market liquidity and address other strains on financial markets, including four that specifically helped the money market segment. These programs included unlimited asset purchases in the Treasury and agency mortgage-backed securities market;
various facilities to support the flow of credit to dealers, corporations, municipalities and consumers; and the Money Market Mutual Fund
Liquidity Facility to assist prime money market funds in meeting demands for redemptions. Meanwhile, Congress passed the $2.2 trillion
CARES Act to provide aid to individuals and businesses. Many other countries also quickly enacted unprecedented monetary and fiscal policy responses. The Fed’s quick response boosted investors’ confidence in the liquidity of short-term assets and provided stability for various segments of the fixed-income market.
Rates fell sharply across the Treasury yield curve from February through late May, particularly for shorter maturities, which still remained very low at year end while longer rates rebounded a bit as economic activity started to pick up. The three-month Treasury bill rate ended at
0.09%, down from 1.54% at the start of the year, while yields on 10-year Treasuries fell to 0.93% from 1.88%.
Thrivent Money Market Portfolio continued to operate as a government money market fund, and as such offered a stable $1.00 share price and was not required to impose redemption gates or liquidity fees. As a government money market fund, the Portfolio is required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.
The Portfolio’s WAM was 20 days at the start of the period and 17 days at the end. Its WAL started at 110 days and ended at 117 days.
The Portfolio also is required to invest at least 99.5% of its total assets in government securities, cash and repurchase agreements (repo)
collateralized by government securities. As of December 31, 2020, net assets in the Portfolio totaled approximately $312 million and 100%
of the Portfolio was invested in U.S. government obligations or U.S. government-supported securities. Within the Portfolio, we continued
to invest heavily in variable-rate demand notes (VRDNs), which represented slightly more than 20% of net assets at year-end. We favored
VRDNs because they typically have weekly interest rate resets, ensuring that their yields reflect the current rate environment. Given the volatility in the market, we increased the Portfolio’s participation in the overnight repo market as the period progressed, which allowed us to put a larger percentage of the Portfolio’s cash to work in longer-term fixed-rate securities and floating-rate securities. In March and
April, we took advantage of market dislocation and bought longer-term fixed-rate securities, which extended the Portfolio’s WAM to about
38 days at one point. However, the opportunity quickly evaporated, and we shifted back to investing more in floating-rate securities again, which we will continue to do until the yield curve is more positively sloped. With the federal funds rate anchored near zero, we also began to waive certain fees and expenses during the period to manage the Portfolio’s return.
What is your outlook?
We are encouraged by signs the economy is recovering and the introduction of several COVID-19 vaccines. The Fed indicated in
September that it intends to stay on hold with short-term rates until 2023. Therefore, the Portfolio will continue to waive fees and expenses and return zero, or close to zero, until the Fed raises rates above the current level. At period end, the Fed still had most of its liquidity programs in place with no timeline for when they will be discontinued. Our near-term strategy will be to maintain the Portfolio’s conservative profile and liquidity, emphasize securities with very short maturities and keep higher exposure to floating-rate securities in anticipation of higher rates at some point down the road. We will continue to monitor the path of the economic recovery, the Fed’s programs and guidance, and any additional political or regulatory developments that could impact our market. As always, we remain focused on the
Portfolio’s primary goals of liquidity, safety and a stable $1.00 share price.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency
Debt 83.1%
U.S. Treasury Debt 8.9%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 8.0%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
0.29% 0.82% 0.41%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* Seven-day yields of Thrivent Money Market Portfolio refer to the income generated by an investment in the Portfolio over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiving, reimbursing, or recouping certain expenses associated with the Portfolio. The Adviser may recoup certain expenses associated with the Portfolio only during the Portfolio’s fiscal year. Yields are subject to daily fluctuation and should not be considered an indication of future results.
Money Market Portfolio Yields
*
As of December 31, 2020
Portfolio
7-Day Yield 0.00%
7-Day Yield Gross of Waivers -0.23%
7-Day Effective Yield 0.00%
7-Day Effective Yield Gross of Waivers -0.23%

Thrivent Multidimensional Income Portfolio

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Stephen D. Lowe, CFA, and Kent White, CFA,
Portfolio Co-Managers
The Portfolio seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Portfolio involves risks including interest rate, credit, high yield, preferred securities, closed-
end fund, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, LIBOR, convertible, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, liquidity, derivatives, other funds, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Multidimensional Income Portfolio generated a return of 5.85%, compared with the median return of its peer group, the Lipper
Flexible Portfolios category, of 10.96%. The Portfolio’s market benchmarks, the Bloomberg Barclays U.S. Mortgage-Backed Securities
Index, the S&P/LSTA Leveraged Loan Index, the Bloomberg Barclays U.S. Corporate High Yield Bond Index, the S&P U.S. Preferred Stock
Index, and the Bloomberg Barclays Emerging Markets USD Sovereign Bond Index, returned 3.87%, 3.12%, 7.11%, 7.97% and 5.17%, respectively.
What factors affected the Portfolio’s performance?
U.S. and global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed worldwide health systems and forced many people to shelter at home, slowing commerce. These developments, combined with a plunge in oil prices, thrust much of the world into a deep recession. Stock and corporate bond prices fell sharply, while investors looking for a safe haven snapped up
U.S. Treasury bonds, driving the yield on 10-year Treasuries to an all-time low of 0.54% in March. (Bond yields fall when bond prices rise.) To support the economy, the Federal Reserve (Fed) cut interest rates by 1.5% in the first two weeks of March, bringing the target range for the federal funds rate to 0%-0.25%. The Fed also initiated a number of programs to bolster market liquidity and address other strains on financial markets. Meanwhile, Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses. Many other countries initiated unprecedented monetary and fiscal policy responses of their own. Bolstered by these actions and an easing of lockdowns in the second half of the year, the U.S. economy began to rebound more quickly than expected. Treasury prices eased—by year-end the yield on the 10-year Treasury had climbed to 0.93%—and prices for risk assets such as stocks and corporate bonds rose, with both the Dow Jones Industrial Average and the S&P 500® Index finishing the year at all-time highs.
High-yield bonds and preferred stocks formed the core of the Portfolio in 2020, accounting for about 33% and 27% of its holdings, respectively, at year-end. We also allocated about 20% of the Portfolio’s assets to alternative fixed-income securities, including closed-end funds, exchange-traded funds (ETF) and real estate investment trusts (REIT); about 10% of assets to emerging market bonds; about 6% to convertible securities; and about 3% to U.S. Treasuries. All sectors generated positive absolute returns.
The Portfolio’s underperformance relative to its Lipper peer group was attributable largely to its lower allocation to equities and its higher allocation to fixed-income securities. The Portfolio also was negatively impacted by below-market returns in the high-yield and preferred securities sectors. This underperformance was largely a consequence of security selection, including an overweighted exposure to the stressed energy sector in high yield and to financials in preferreds. Modestly negative returns from the Portfolio’s small allocation to ETFs and REITs also detracted from results. The Portfolio’s performance was positively impacted by its higher allocation to convertible securities, which generated its highest absolute returns, and strong returns on its Treasury securities, which generated the second-highest absolute returns. To a lesser extent, performance benefited from a small allocation we made mid-year to business development companies, a type of closed-end fund that performed well as markets rebounded. Cash very briefly exceeded 5% of Portfolio assets during periods of heavy cash inflows, with a de minimis impact on performance.
What is your outlook?
Our outlook heading into 2021 is positive with the economy growing and COVID-19 vaccinations underway. We believe the high-yield market is healthy and functioning well as evidenced by the heavy new issuance, strong fund flows and tighter spreads, while many economic indicators like growth, manufacturing, corporate earnings and housing are improving. Closed-end funds, which accounted for about 13% of the Portfolio’s holdings at year-end, have yet to recover all of the ground lost in 2020 and have room to improve if the economy continues to recover. We see narrower windows of opportunity in the high-yield, preferred and convertible sectors, all of which enjoyed strong recoveries in the second half of 2020 but could still turn in positive results if the economy remains resilient.

Major Market Sectors
(% of Net Assets)
Financials 24.4%
Unaffiliated Registered
Investment Companies 19.6%
Affiliated Fixed Income
Holdings 10.0%
Energy 7.6%
Consumer Cyclical 6.7%
Communications Services 6.4%
Consumer Non-Cyclical 5.2%
Technology 3.7%
U.S. Government & Agencies 3.3%
Capital Goods 3.2%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 10.0%
U.S. Treasury Notes 3.3%
SPDR Bloomberg Barclays High Yield
Bond ETF 2.5%
iShares S&P U.S. Preferred Stock Index
Fund 1.6%
Bank of America Corporation 1.1%
Wells Fargo & Company, Convertible,
7.500% 1.1%
Charles Schwab Corporation 0.7%
J.P. Morgan Chase & Company 0.6%
Wells Fargo Global Dividend
Opportunity Fund 0.6%
PGIM Global High Yield Fund, Inc. 0.6%
These securities represent 22.1% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2020
1-Year
From Inception
4/28/2017
5.85% 4.92%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1
Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
*** The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bond.
**** The Bloomberg Barclays Emerging Markets USD Sovereign Bond Index tracks fixed and floating-rate US dollar-denominated debt issued by emerging markets governments.
***** The S&P U.S. Preferred Stock Index is designed to be an investable benchmark representing the U.S. preferred stock market.
****** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Opportunity Income Plus Portfolio

Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, Kent L. White, CFA, and Stephen D. Lowe, CFA,
Portfolio Co-Managers
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, ETF, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Opportunity Income Plus Portfolio earned a return of 4.38%, compared with the median return of its peer group, the Lipper
General Bond category, of 7.52%. The Portfolio’s market benchmarks, the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped
Index, the S&P/LSTA Leveraged Loan Index, and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, earned returns of
7.67%, 3.12% and 3.87%, respectively.
What factors affected the Portfolio’s performance?
U.S. and global economic growth came to an abrupt halt in March as the COVID-19 pandemic overwhelmed worldwide health systems and forced many people to shelter at home, slowing commerce. These developments, combined with a plunge in oil prices, thrust much of the world into a deep recession. Stock and corporate bond prices fell sharply, while investors looking for a safe haven snapped up
U.S. Treasury bonds and sent Treasury yields falling sharply, especially at the short end of the yield curve. The average spread between the yields on 1-3 year corporate bonds and comparable Treasuries, which had reached a low of 40 basis points in February, peaked at 390 basis points in March amid the panic selling. With that move, valuations across spread sectors became very attractive, having disconnected from underlying fundamentals.
To support the economy, the Federal Reserve (Fed) cut interest rates by 1.5% in the first two weeks of March, bringing the target range for the federal funds rate to 0%-0.25%. The Fed also initiated a number of programs to stabilize financial markets, including unlimited asset purchases and several liquidity facilities. Meanwhile, Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses. Many other countries across the globe enacted unprecedented monetary and fiscal policy responses of their own. The Fed’s quick response to the crisis, including its first-ever pledge to purchase investment-grade corporate debt if needed, soon steadied the markets, particularly in the 1-3 year segment of the market. Risk assets of all kinds, including stocks and corporate bonds, rallied strongly in the second half of the year. Investor confidence was further buttressed late in the year by news that COVID-19 vaccines were proving effective and that the Democratic Party had won control of the White House, heightening prospects for further fiscal stimulus in 2021.
Credit continued to represent a large part of the Portfolio, including an approximately 27% allocation to leveraged loans, 13% to high-yield bonds and 11% to investment-grade bonds at year-end. We allocated nearly 29% to securitized assets, including about 16% in agency mortgage-backed securities (MBS) and the remaining 13% in mostly nonagency MBS and collateralized loan obligations (CLO), with a small percentage in asset-backed and commercial mortgage-backed securities. Emerging market (EM) debt represented approximately
15% of net assets, while approximately 3% of the Portfolio was invested in preferred securities.
The Portfolio underperformed its Lipper peer group largely because of its shorter duration, which meant it did not benefit as much when interest rates were falling. We strategically manage this Portfolio to have much less interest-rate sensitivity than its peers and its high-yield and mortgage-backed benchmark indexes. The Portfolio’s high-yield exposure lagged benchmark returns because of our positioning in typically higher-quality, less-volatile industries hit hard by the pandemic, such as leisure, lodging and car rentals. We also underperformed in Energy, mainly because of four large “fallen angels” that were downgraded to high yield and added to the index at the end of March.
Because of market illiquidity, we were not able to add significant exposure to these issuers before they quickly shot up in value when markets rebounded. The Portfolio’s leveraged loan holdings generated returns slightly above the leveraged loan benchmark, while a small allocation to preferred securities also helped relative performance. In the securitized segment, the Portfolio’s agency MBS outperformed the mortgage-backed benchmark. However, its nonagency mortgages and CLOs were hit hard during the sell off and were slower to recover. The Portfolio’s exposure to investment-grade and EM debt aided performance.
We hedged alternative equity exposure with a short position in S&P 500® futures, which modestly detracted from performance. We used Treasury futures to help manage the Portfolio’s duration and yield-curve positioning, which had little impact on results. In addition, we established a long position in a credit default swap index to quickly add to the Portfolio’s exposure in the high-yield market after the market’s sell off early in the year, which modestly contributed to performance.
What is your outlook?
Our outlook heading into 2021 is positive with the economy growing and COVID-19 vaccinations underway. The Fed indicated it intends to keep short-term rates anchored near zero until at least 2023. Although the yield curve will likely steepen somewhat as intermediate-
to long-term rates rise, we believe the Fed may step in and buy longer-maturity bonds if necessary to prevent a dramatic increase in long-term yields. Spreads have narrowed so much that corporate bonds offer relatively limited upside for further tightening, although the ongoing quest for yield continues to support the market and favors higher-yielding assets such as high-yield bonds and leveraged loans.
We expect more of the Portfolio’s return to come from income than price appreciation in 2021.

Major Market Sectors
(% of Net Assets)
Affiliated Registered
Investment Companies 15.8%
Mortgage-Backed Securities 15.6%
Communications Services 10.2%
Financials 9.7%
Collateralized Mortgage
Obligations 8.1%
Consumer Non-Cyclical 7.9%
Consumer Cyclical 7.0%
Capital Goods 4.3%
Asset-Backed Securities 4.2%
Energy 3.6%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 15.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 4.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.1%
Vanguard Short-Term Corporate Bond
ETF 1.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.8%
Scientific Games International, Inc.,
Term Loan 0.6%
Global Medical Response, Inc., Term
Loan 0.6%
These securities represent 31.1% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
4.38% 4.53% 3.50%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-4836 or visit thrivent.
com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Partner Emerging Markets Equity Portfolio earned a return of 27.19%, compared with the median return of its peer group, the
Lipper Emerging Markets category, of 17.26%. The Portfolio’s market benchmark, the MSCI Emerging Markets Index–USD Net Returns, earned a return of 18.31%.
What factors affected the Portfolio’s performance?
The Portfolio significantly outperformed its benchmark and the Lipper median return predominantly driven by strong stock selection, especially in China, Korea and Taiwan. While an underweighting to China was negative at the country level, our good stock selection more than made up for it. Mainland stocks dominated the Portfolio’s top contributors across various sectors as Chinese companies led the recovery for emerging market equities from their March troughs when the economic effects of the pandemic were emerging. The world’s largest mono-crystalline silicon wafer manufacturer, LONGi Green Energy Technology, was one of the best performers. The stock rose impressively throughout the period after the company reported healthy results attributable to growing demand for its products. A position in China Tourism Group Duty Free also contributed. The company posted remarkable earnings growth in 2020 thanks to supportive government policies that helped the duty-free retail operator. WuXi Biologics ended the year on a high note with a robust outlook entering
2021. The stock delivered good growth in new drug development projects and fared well amid the COVID-19 pandemic, as investors looked to the company to help in developing new treatments for the coronavirus. Additionally, the Portfolio’s position in Tencent aided performance as the entertainment and social media giant proved defensive during the pandemic lockdowns. The company benefited as time spent on digital entertainment, including online games, surged during the period.
At the sector level, technology-related stocks thrived over the period. South Korean electric-vehicle battery maker LG Chem rose based on expectations that demand for electric vehicles will increase, led by supportive government policies and subsidies. Core semiconductor suppliers ASML Holding, Samsung Electronics and Taiwan Semiconductor Manufacturing Company (TSMC) also lifted the Portfolio’s performance. The improved outlook for memory prices amid tighter supply, lower inventory levels and reduced investment in industry capacity supported these holdings. Elsewhere, eCommerce volumes across the asset class rose as widespread lockdowns and social-
distancing measures forced more people to shop online. This trend benefited firms such as Meituan Dianping in China, MercadoLibre in
Latin America, and Yandex in Russia.
On the flip side, the Portfolio’s lack of exposure to Alibaba for much of the period proved costly as the eCommerce giant maintained impressive results despite challenging market conditions. We initiated a position in the stock in October after we observed improvements on several fronts, including its corporate governance structure. However, toward the end of the period, an anti-trust probe into the company hampered its share price. We have been building our position in the stock on weakness as we believe, ultimately, Alibaba will be better able to adapt to changes relative to smaller players because of its formidable economic moat. However, we remain cautious and will continue to monitor the risks in the near term as the regulatory investigation is ongoing.
What is your outlook?
We are cautiously optimistic about the outlook for emerging markets. With growing risk appetites, we are seeing a rotation from growth stocks into more cyclical ones. We expect countries that are successful in distributing the vaccine will lead the recovery. Nevertheless, the asset class faces several key risks, including the removal of fiscal and monetary support that have helped cushion the impact of the economic downturn so far. Signs of economic recovery, such as a sustained uptick in inflation, are likely to trigger a relative tightening, particularly given the elevated debt levels and asset valuations. Another risk for the segment is the fractious relationship between the
U.S. and China, although this could improve under President Biden’s leadership. However, from our perspective, the asset class remains attractive due to its diverse range of high-quality companies and structural growth drivers, including healthy demographics and a growing middle class, combined with an increasing number of global leaders, particularly in the technology space. We will continue to use our bottom-up stock-picking expertise to identify companies with appealing growth prospects at reasonable valuations. By sticking to our disciplined approach, we believe the Portfolio’s holdings will deliver sustainable returns to shareholders over the longer term.
Thrivent Partner Emerging Markets Equity Portfolio

Subadvised by Aberdeen Asset Managers Limited
Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Emerging Markets Equity Portfolio involves risks including emerging markets, foreign securities, equity security, market, financial sector, foreign currency, issuer, investment adviser, large cap, mid cap, small cap, preferred securities, convertible securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock 89.5%
Preferred Stock 9.5%
Short-Term Investments 1.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 23.3%
Financials 21.6%
Consumer Discretionary 16.2%
Communications Services 10.6%
Materials 6.6%
Consumer Staples 5.8%
Energy 4.4%
Industrials 4.0%
Utilities 3.3%
Health Care 2.5%
Top 10 Countries
(% of Net Assets)
Cayman Islands 20.1%
China 16.2%
South Korea 13.1%
India 11.1%
Taiwan 8.9%
Brazil 6.1%
Netherlands 3.9%
Hong Kong 3.6%
Mexico 3.3%
Russian Federation 3.2%
Investments in securities in these countries
represent 89.5% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
27.19% 13.13% 5.00%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Partner Healthcare Portfolio earned a return of 18.80%, compared with the median return of its peer group, the Lipper Health/
Biotechnology category, of 21.28%. The Portfolio’s market benchmark, the S&P Composite 1500® Health Care Index, earned a return of
14.55%.
What factors affected the Portfolio’s performance?
At a sub-sector level, three out of the four sub-sectors—pharmaceuticals, biotechnology and health care providers and services—
contributed positively to relative performance. On the negative side, stock selection within the medical devices and supplies sub-sector detracted from relative returns during the period. Overall, the Portfolio’s returns were driven by stock selection in the biotechnology sub-
sector.
The Portfolio’s largest contributor during the period was an overweighted position in U.S. telemedicine company Teladoc, with an out-
of-benchmark position in digital health company Livongo Health also appearing among the top contributors. The spread of COVID-19 and subsequent social distancing and lockdown measures resulted in unprecedented demand for virtual diagnostics and telemedicine services. The U.S. government amended certain regulatory measures, including covering telehealth-related expenses and increasing the breadth of prescriptions available, in an effort to reduce the strain on the medical system. The two companies announced an $18.5 billion merger during the period, creating the largest digital health company in the world.
An out-of-benchmark position in WuXi Biologics was also a top contributor. This China-based company provides laboratory and manufacturing services for pharmaceutical and biotech companies. The company benefited from increased demand due to the development and manufacturing of COVID-19 vaccines and treatments. In addition, out-of-benchmark positions in two innovative biotech companies, Seagen and Genmab, appeared among the Portfolio’s notable performance contributors. Conversely, not holding a position in U.S.-based health care conglomerate Danaher was the largest detractor from the Portfolio’s relative performance during the period. The company benefited from strong demand for its COVID-19 diagnostic tests. In addition, not holding a position in biotech giant AbbVie was a top detractor from relative performance. The company posted strong earnings results for the third quarter and benefited from a broader market rotation into value stocks, which positively impacted its stock price. Other notable detractors included not holding positions in Idexx
Labs or Align Technology.
What is your outlook?
The Health Care sector continues to be underpinned by long-term secular growth drivers. We see powerful diversification characteristics in the sector today, given its limited reliance on economic growth. We believe that current health care valuations provide an attractive entry point for investors and can offer elements of downside protection within the equity market.
With Joe Biden winning the U.S. presidential election and the Democrats taking control of both houses of Congress, we believe there will be potential policy changes for the Health Care sector. However, we ultimately expect the impact of these policy changes to be muted.
We anticipate continued market volatility due to the ongoing COVID-19 outbreak, despite positive developments regarding vaccines. The
Portfolio remains overweighted in the medical devices sector in anticipation of a recovery once a return to normalcy is established. Within medical devices, we are focused on companies pursuing minimally invasive surgical technologies. We believe these types of products can improve patient outcomes and replace old standards of care.
Over the long term, the secular drivers for the health care sector remain in place, including aging demographics in both developed and developing countries and innovation in medical technology. We believe these secular trends, combined with favorable valuations, create an attractive long-term investment opportunity.
Thrivent Partner Healthcare Portfolio

Subadvised by BlackRock Investment Management, LLC
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Healthcare Portfolio involves risks including healthcare industry, non-
diversified, market, equity security, mid cap, small cap, issuer, investment adviser, foreign securities, emerging markets, foreign currency, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock 97.7%
Short-Term Investments 2.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care Equipment 28.8%
Pharmaceuticals 20.6%
Biotechnology 18.3%
Managed Health Care 14.1%
Life Sciences Tools & Services 6.6%
Health Care Services 5.8%
Health Care Supplies 1.4%
Financials 0.8%
Health Care Distributors 0.7%
Health Care Facilities 0.6%
Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc. 7.8%
Abbott Laboratories 4.8%
Johnson & Johnson 4.4%
Thermo Fisher Scientific, Inc. 3.2%
Medtronic plc 3.2%
Cigna Holding Company 2.9%
Eli Lilly and Company 2.8%
Stryker Corporation 2.7%
Humana, Inc. 2.7%
Edwards Lifesciences Corporation 2.7%
These securities represent 37.2% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
18.80% 10.19% 12.38%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500 ® Health Care Index is composed of those companies included in the S&P Composite 1500 Index that are classified as mem-
bers of the GICS® health care sector.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA, Portfolio Manager
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including real estate investment trust, real estate industry, market, equity security, investment adviser, issuer, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Real Estate Securities Portfolio earned a return of -5.35%, compared with the median return of its peer group, the Lipper U.S. Real
Estate category, of -5.34%. The Portfolio’s market benchmarks, the S&P Composite 1500® Real Estate Index and the FTSE NAREIT All
Equity REITs Index, earned returns of -4.40%, and -5.12%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio’s performance was comparable to its real estate peer group in 2020 but underperformed market benchmarks, which have much higher weightings in cell tower companies than the peer group. The Portfolio’s well-diversified holdings in REIT stocks weathered the
2020 turbulent investment markets by owning high-quality companies within each property sector. The impact of COVID-19 on real estate companies was significant. Stay-at-home, work-from-home and social distancing mandates changed business and personal behaviors, which hurt occupancy and utilization rates in most property sectors. Rent collections were adversely affected by use limitations placed on many businesses including restaurants, movie theaters, fitness centers and retail properties generally. The travel industry was severely impacted, which drove hotel occupancy rates significantly lower during the early stages of the pandemic and throughout the rest of the year. The ability of apartment occupants to make rent payments was less impacted than feared due to government support programs, while eviction moratoriums helped individuals remain in their residences.
The most significant positive contributors to performance were the Portfolio’s holdings in data center, cell tower and industrial REITs, which were the property sectors least affected by the pandemic. Significant positive individual stock contributors included Equinix (data center), Prologis (industrial) and Alexandria Real Estate Equities (lab office), while underweighted exposure in cell tower companies hurt performance versus the benchmarks. Real estate stocks staged a significant rebound during the fourth quarter, driven by positive news on the efficacy and expected benefit from COVID-19 vaccines. Property sectors leading the performance rebound during the final quarter of
2020 were lodging, retail and office REITs.
What is your outlook?
We believe property sectors with strong underlying demand are well positioned to outperform in 2021. Property types exhibiting these strong fundamentals are cell towers, data centers, industrial and residential properties (apartment, single-family rental and manufactured housing). In addition, we expect lodging and retail property performance to improve during the year, predicated on a continuation of the
U.S. economic recovery. However, these sectors and office properties will continue to face challenges even after the re-opening of the economy due to changes in consumer and business behavior resulting from the pandemic. REIT valuations are currently attractive versus historical levels with the segment providing a dividend yield of approximately 4% and expected mid-single digit earnings growth in 2021.
Our strategy is to overweight REITs that have high-quality real estate portfolios, experienced management teams and sustainable long-
term earnings growth. We continuously search for attractive real estate investment opportunities and adjust positions as necessary to manage risk and positively impact performance.

Portfolio Composition
(% of Portfolio)
Common Stock 99.8%
Short-Term Investments 0.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Specialized REITs 28.7%
Residential REITs 19.4%
Industrial REITs 15.4%
Health Care REITs 9.5%
Office REITs 8.9%
Retail REITs 8.5%
Diversified REITs 5.6%
Hotel & Resort REITs 3.2%
Real Estate Operating
Companies 0.3%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 8.6%
Equinix , Inc. 7.2%
American Tower Corporation 4.2%
Alexandria Real Estate Equities, Inc. 3.3%
Invitation Homes, Inc. 3.0%
Welltower , Inc. 2.8%
Digital Realty Trust, Inc. 2.6%
Crown Castle International Corporation 2.3%
Simon Property Group, Inc. 2.3%
Sun Communities, Inc. 2.3%
These securities represent 38.6% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
-5.35% 5.49% 8.66%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
*
**
The FTSE NAREIT All Equity REITs Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts.
The S&P Composite 1500® – Equity REITS Index tracks the performance of the stocks included in the S&P Composite 1500 Index that are classified as members of the GICS® Equity Real Estate Investment Trusts (REITs) industry.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Growth Portfolio

David J. Lettenberger, CFA, Portfolio Manager
The Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Growth Portfolio involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during 12-month period ended December 31, 2020?
Thrivent Small Cap Growth Portfolio earned a return of 55.38%, compared with the median return of its peer group, the Lipper Small Cap
Growth category, of 37.72%. The Portfolio’s market benchmarks, the Russell 2000 Growth Index and the S&P SmallCap 600® Growth
Index, earned returns of 34.63% and 19.60%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio outperformed the Lipper category as well as the market benchmarks due primarily to stock selection. This was particularly true in the Information Technology, Industrials, Communication Services and Health Care sectors, which combined represented more than two-thirds of the Portfolio’s holdings. While the COVID-19 pandemic disrupted the economy and wreaked havoc on many industries and companies, it also accelerated some secular trends that already existed and created opportunities for many well-positioned companies.
These tailwinds and fundamental drivers were present in many of the Portfolio’s holdings that performed well during the period.
Within Technology, the fundamental tailwinds of the cloud and subscription-based software models have been well understood by investors for some time. However, the onset of COVID-19 led to both consumer and corporate behavior changes, contributing to already strong growth opportunities for many software companies. As consumers abandoned brick-and-mortar shopping in favor of eCommerce alternatives, many companies needed to address their customer service infrastructure to ensure quality experiences. Shares of Five9, a leading provider of cloud-based contact center software, rose significantly over the 12-month period as its clients accelerated the adoption of the company’s critical offering. Avalara, a leading provider of cloud-based tax management solutions, also advanced sharply as its software was increasingly adopted by eCommerce providers that needed to address complex sales tax regulations. Shares of
Monolithic Power Systems, a rapidly growing power semiconductor company, rose significantly after the company experienced increased demand for power management solutions in data centers, storage application and laptops. Each of these end markets was boosted by virus-related spending. In addition, Coupa Software, Blackline, Veeva Systems and SailPoint Technologies were strong contributors to the
Portfolio’s results.
While the Industrials sector lagged the peer group and the benchmark returns, the Portfolio’s exposure to the similar themes mentioned above drove strong absolute and relative returns. Ritchie Bros. Auctioneers, a global provider of auction services for the industrial equipment market, advanced strongly over the period. In 2017, Ritchie Bros. acquired Iron Planet to accelerate its development of online marketplaces and made further investments in its online capabilities, which positioned the company perfectly for the pandemic environment. Not only were global auctions of industrial equipment shifted to an online format, but the liquidity needs of many used-
equipment owners drove increased auction volumes. Saia is a leading less-than-truckload (LTL) service company, uniquely positioned to grow faster than its peers based on geographic expansion and efficiency actions. While these company-specific drivers were firmly in place prior to the pandemic, the rebound in parcel shipments that resulted from eCommerce bolstered Saia’s growth even further, leading to significant share price gains.
Within the Communication Services sector, which represents less than 5% of the Portfolio's universe, a position in Bandwidth contributed significantly. A leading cloud-based Communications Platform as a Service (CPaaS) company, Bandwidth enables enterprises and mid-sized companies to build and operate voice and messaging use cases within software applications. The CPaaS market is growing rapidly and Bandwidth has outpaced its peers, gaining market share due to its ownership of a differentiated, voice-based IP network. The pandemic drove rapid acceleration of traffic on the networks of Bandwidth’s customers, leading to dramatic revenue growth and share price gains.
Despite the Portfolio’s underweighting in Health Care, the best-performing sector in both the Lipper peer group and the Russell 2000
Growth Index, solid stock selection led to strong returns in this important sector. LHC Group, a leading provider of home health care and hospice services, was a strong performer. As home health providers transitioned to an updated reimbursement framework in late 2019,
LHC executed flawlessly and is now in an improved position to increase market share in this growing industry. Other health care holdings that performed well included Catalent and Repligen, both providers of products and services to the pharmaceutical industry, as well as diagnostic providers Natera and Guardant Health.
What is your outlook?
We continue to search for companies with sustainable growth opportunities and strong competitive advantages that can drive outperformance over the long run. We have also supplemented these secular growth investments with positions in companies that have strong relative growth profiles in more cyclical industries. This mix should position the Portfolio to perform well as global economies emerge from the COVID-19 pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 96.3%
Short-Term Investments 2.6%
Registered Investment
Companies 1.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 28.7%
Health Care 21.9%
Industrials 20.3%
Consumer Discretionary 10.9%
Financials 6.6%
Consumer Staples 3.6%
Real Estate 2.7%
Materials 1.7%
Unaffiliated Registered
Investment Companies 1.1%
Energy 0.2%
Top 10 Holdings
(% of Net Assets)
LHC Group, Inc. 2.4%
Five9, Inc. 2.0%
Avalara, Inc. 1.9%
Middleby Corporation 1.8%
Ritchie Brothers Auctioneers, Inc. 1.8%
Monolithic Power Systems, Inc. 1.6%
Chart Industries, Inc. 1.6%
Meritor, Inc. 1.6%
Natera , Inc. 1.5%
Bandwidth, Inc. 1.5%
These securities represent 17.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2020
1-Year
From Inception
4/27/2018
55.38% 24.97%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 2000® Growth Index measures the performance of the small-cap segment of the U.S. equity universe.
** The S&P SmallCap 600® Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constit-
uents are drawn from the S&P 600®.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Index Portfolio

Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including small cap, market, equity security, issuer, futures contract, indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Small Cap Index Portfolio earned a return of 11.11%, compared with the median return of its peer group, the Lipper Small Cap
Core category, of 12.04%. The Portfolio’s market benchmark, the S&P SmallCap 600® Index, earned a return of 11.29%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P SmallCap 600® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
Despite the market pullback early in the year at the onset of the COVID-19 pandemic, the Portfolio finished with strong gains for the year, as seven of the eleven economic sectors finished the year with positive returns. The Energy sector was the weakest performer, as depressed economic activity—especially travel—put downward pressure on oil prices. Financials, Utilities and Real Estate were the only other sectors to had negative returns for the year. The Health Care sector was the best performer, followed by Consumer Staples and
Information Technology.
What is your outlook?
The outlook for the coming year is dominated by the prospects for containing the global COVID-19 pandemic and the potential for a broad-
based economic recovery as a result. The start of widespread vaccination against the virus is cause for optimism that economic activity can return to something resembling a pre-pandemic idea of normal later this year. However, in the short term, growing transmission rates are leading to renewed restrictions on activity in many areas, and the strong economic recovery from shutdowns early in the pandemic appears to be stalling.
Against this backdrop, stocks are at high valuations by historical standards, prompting some prominent investors to make comparisons to valuations of technology stocks in the late 1990s. At the same time, historically low interest rates, accommodative central bank policy and anticipation of the pandemic coming under control all lend support to higher equity valuations. Overall, we see the outlook as relatively balanced between the short-term risks from the virus and valuations, and the longer-term prospects for growth and earnings enabled by the expected end of the pandemic.

Portfolio Composition
(% of Portfolio)
Common Stock 98.9%
Registered Investments
Companies 1.0%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 17.4%
Financials 16.2%
Information Technology 14.9%
Consumer Discretionary 14.8%
Health Care 11.9%
Real Estate 7.8%
Materials 5.4%
Consumer Staples 3.6%
Energy 3.2%
Communications Services 2.2%
Top 10 Holdings
(% of Net Assets)
iShares Core S&P Small-Cap ETF 1.0%
Capri Holdings, Ltd. 0.7%
NeoGenomics , Inc. 0.7%
Cleveland-Cliffs, Inc. 0.7%
YETI Holdings, Inc. 0.6%
Omnicell , Inc. 0.6%
Brooks Automation, Inc. 0.6%
Power Integrations, Inc. 0.6%
Saia, Inc. 0.5%
Exponent, Inc. 0.5%
These securities represent 6.5% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
11.11% 12.14% 11.62%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Stock Portfolio

Matthew D. Finn, CFA and James M. Tinucci, CFA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2020?
Thrivent Small Cap Stock Portfolio earned a return of 22.69%, compared with the median return of its peer group, the Lipper Small Cap
Core category, of 12.04%. The Portfolio’s market benchmarks, the Russell 2000 Index and the S&P SmallCap 600® Index, earned returns of 19.96% and 11.29%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio outperformed versus the Lipper peer group and its market benchmarks due mainly to security selection. Compared to the peer group, security selection was strong in nine of the eleven sectors led by Information Technology and Industrials, while only the
Consumer Discretionary sector meaningfully detracted. In Information Technology, standout performers included identity governance software company SailPoint Technologies and cloud-based software provider BlackLine. SailPoint Technologies provides on-premise and cloud-based solutions that give companies visibility into who currently has access to which internal resources, who should have access to those resources, and how that access is being used. BlackLine helps customers manage their entire accounting and finance lifecycle by providing control and automation solutions. As a process improvement technology provider, the company benefits from increased regulation and financial reporting requirements as companies strive to increase reliability, security and centralization of their financial data.
BlackLine’s advantages are centered around its tight integration with third-party general ledger providers as well as the simplicity and usability of its cloud-based software, enabling rapid adoption of its solutions by customers.
In Industrials, Ritchie Bros. Auctioneers, an industrial equipment auction company, benefited from its global network, deep relationships and dominant market share during the dislocation between supply and demand for used industrial equipment this year. Additionally, shares of Saia, a national less-than-truckload service company, advanced strongly during the year. The company’s expansion into the
Northeast and a tightening transportation market drove revenues and margins above expectations through increased volume and pricing, combined with better network utilization. We sold SailPoint Technologies from the Portfolio after it achieved our objectives, and we reduced the position sizes of BlackLine, Ritchie Bros. Auctioneers and Saia to help manage risk.
The Portfolio’s sector weightings result from our security selection based on bottom-up industry and company research. Industrials was the largest sector overweighting in the Portfolio, followed by Information Technology, both of which increased in weighting during the year.
The Portfolio’s performance benefited from an overweighted position in Consumer Staples because it was one of the stronger-performing sectors during the year. However, at period end, the Portfolio was no longer materially overweighted in Consumer Staples because we sold or reduced certain securities that had reached our objectives. We reduced the Portfolio’s underweightings in the cyclical Industrials and
Materials sectors because we started to find companies with our favored combination of valuation, quality and promising future potential in these areas.
What is your outlook?
In light of the current level of business uncertainty, the federal funds rate near zero and the government’s fiscal and monetary stimulus during the year, it is unclear how much and how long the economy will be impacted by the COVID-19 pandemic. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in activity. These swings in economic sentiment often result in sharp movements in stock prices. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income and free cash flow. Short-term price changes are an opportunity for investors that are focused on the long term.

Portfolio Composition
(% of Portfolio)
Common Stock 95.8%
Short-Term Investments 3.3%
Registered Investment
Companies 0.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 21.8%
Industrials 18.3%
Information Technology 17.0%
Consumer Discretionary 9.5%
Health Care 8.0%
Real Estate 5.9%
Materials 5.7%
Consumer Staples 3.8%
Utilities 2.1%
Energy 2.0%
Top 10 Holdings
(% of Net Assets)
Western Alliance Bancorp 2.1%
Heartland Financial USA, Inc. 1.9%
Manpower, Inc. 1.9%
Triumph Bancorp, Inc. 1.8%
QuinStreet, Inc. 1.8%
Advanced Energy Industries, Inc. 1.7%
Cott Corporation 1.7%
Syneos Health, Inc. 1.7%
Columbia Banking System, Inc. 1.6%
Meritor, Inc. 1.6%
These securities represent 17.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2020
1-Year 5-Year 10-Year
22.69% 16.55% 11.88%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
** The Russell 2000® index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.
** The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account
Value 7/1/2020
Ending Account Value
12/31/2020
Expenses Paid During
Period  7/1/2020
- 12/31/2020
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Portfolio
Actual
$1,000 $1,252 $3.28 0.58%
Hypothetical
**
$1,000 $1,022 $2.94 0.58%
Thrivent All Cap Portfolio
Actual
$1,000 $1,263 $3.84 0.67%
Hypothetical
**
$1,000 $1,022 $3.43 0.67%
Thrivent Balanced Income Plus Portfolio
Actual
$1,000 $1,158 $3.55 0.65%
Hypothetical
**
$1,000 $1,022 $3.32 0.65%
Thrivent Diversified Income Plus Portfolio
Actual
$1,000 $1,110 $2.48 0.47%
Hypothetical
**
$1,000 $1,023 $2.38 0.47%
Thrivent ESG Index Portfolio
Actual
$1,000 $1,216 $2.12 0.38%
Hypothetical
**
$1,000 $1,023 $1.93 0.38%
Thrivent Global Stock Portfolio
Actual
$1,000 $1,233 $3.57 0.64%
Hypothetical
**
$1,000 $1,022 $3.23 0.64%
Thrivent Government Bond Portfolio
Actual
$1,000 $1,000 $2.18 0.43%
Hypothetical
**
$1,000 $1,023 $2.20 0.43%
Thrivent High Yield Portfolio
Actual
$1,000 $1,100 $2.34 0.44%
Hypothetical
**
$1,000 $1,023 $2.25 0.44%
Thrivent Income Portfolio
Actual
$1,000 $1,057 $2.24 0.43%
Hypothetical
**
$1,000 $1,023 $2.20 0.43%

Beginning Account
Value 7/1/2020
Ending Account Value
12/31/2020
Expenses Paid During
Period  7/1/2020
- 12/31/2020
*
Annualized Expense
Ratio
Thrivent International Allocation Portfolio
Actual
$1,000 $1,205 $4.16 0.75%
Hypothetical
**
$1,000 $1,021 $3.82 0.75%
Thrivent International Index Portfolio
Actual
$1,000 $1,209 $2.59 0.47%
Hypothetical
**
$1,000 $1,023 $2.37 0.47%
Thrivent Large Cap Growth Portfolio
Actual
$1,000 $1,249 $2.43 0.43%
Hypothetical
**
$1,000 $1,023 $2.18 0.43%
Thrivent Large Cap Index Portfolio
Actual
$1,000 $1,220 $1.32 0.24%
Hypothetical
**
$1,000 $1,024 $1.20 0.24%
Thrivent Large Cap Value Portfolio
Actual
$1,000 $1,233 $3.54 0.63%
Hypothetical
**
$1,000 $1,022 $3.21 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual
$1,000 $1,020 $2.23 0.44%
Hypothetical
**
$1,000 $1,023 $2.24 0.44%
Thrivent Low Volatility Equity Portfolio
Actual
$1,000 $1,111 $4.25 0.80%
Hypothetical
**
$1,000 $1,021 $4.06 0.80%
Thrivent Mid Cap Growth Portfolio
Actual
$1,000 $1,327 $4.97 0.85%
Hypothetical
**
$1,000 $1,021 $4.32 0.85%
Thrivent Mid Cap Index Portfolio
Actual
$1,000 $1,301 $1.47 0.25%
Hypothetical
**
$1,000 $1,024 $1.29 0.25%
Thrivent Mid Cap Stock Portfolio
Actual
$1,000 $1,344 $3.89 0.66%
Hypothetical
**
$1,000 $1,022 $3.36 0.66%
Thrivent Mid Cap Value Portfolio
Actual
$1,000 $1,297 $5.20 0.90%
Hypothetical
**
$1,000 $1,021 $4.57 0.90%
Thrivent Moderate Allocation Portfolio
Actual
$1,000 $1,147 $2.44 0.45%
Hypothetical
**
$1,000 $1,023 $2.29 0.45%
Thrivent Moderately Aggressive Allocation Portfolio
Actual
$1,000 $1,185 $2.60 0.47%
Hypothetical
**
$1,000 $1,023 $2.41 0.47%
Thrivent Moderately Conservative Allocation Portfolio
Actual
$1,000 $1,097 $2.43 0.46%
Hypothetical
**
$1,000 $1,023 $2.34 0.46%
Thrivent Money Market Portfolio
Actual
$1,000 $1,000 $1.02 0.20%
Hypothetical
**
$1,000 $1,024 $1.04 0.20%
Thrivent Multidimensional Income Portfolio
Actual
$1,000 $1,129 $5.08 0.95%
Hypothetical
**
$1,000 $1,020 $4.82 0.95%

Beginning Account
Value 7/1/2020
Ending Account Value
12/31/2020
Expenses Paid During
Period  7/1/2020
- 12/31/2020
*
Annualized Expense
Ratio
Thrivent Opportunity Income Plus Portfolio
Actual
$1,000 $1,057 $3.18 0.61%
Hypothetical
**
$1,000 $1,022 $3.12 0.61%
Thrivent Partner Emerging Markets Equity Portfolio
Actual
$1,000 $1,408 $7.26 1.20%
Hypothetical
**
$1,000 $1,019 $6.09 1.20%
Thrivent Partner Healthcare Portfolio
Actual
$1,000 $1,145 $4.58 0.85%
Hypothetical
**
$1,000 $1,021 $4.32 0.85%
Thrivent Real Estate Securities Portfolio
Actual
$1,000 $1,095 $4.47 0.85%
Hypothetical
**
$1,000 $1,021 $4.32 0.85%
Thrivent Small Cap Growth Portfolio
Actual
$1,000 $1,425 $5.73 0.94%
Hypothetical
**
$1,000 $1,020 $4.77 0.94%
Thrivent Small Cap Index Portfolio
Actual
$1,000 $1,354 $1.46 0.25%
Hypothetical
**
$1,000 $1,024 $1.25 0.25%
Thrivent Small Cap Stock Portfolio
Actual
$1,000 $1,439 $4.36 0.71%
Hypothetical
**
$1,000 $1,022 $3.62 0.71%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Directors of Thrivent Series Fund, Inc. and Shareholders of each of the thirty-two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Series Fund , Inc., hereafter collectively referred to as the
"Funds") as of December 31, 2020, the related statements of operations for each of the periods indicated in the table below, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Thrivent Aggressive Allocation Portfolio (1) Thrivent Mid Cap Growth Portfolio (2)
Thrivent All Cap Portfolio (1) Thrivent Mid Cap Index Portfolio (1)
Thrivent Balanced Income Plus Portfolio (1) Thrivent Mid Cap Stock Portfolio (1)
Thrivent Diversified Income Plus Portfolio (1) Thrivent Mid Cap Value Portfolio (2)
Thrivent ESG Index Portfolio (2) Thrivent Moderate Allocation Portfolio (1)
Thrivent Global Stock Portfolio (1) Thrivent Moderately Aggressive Allocation Portfolio (1)
Thrivent Government Bond Portfolio (1) Thrivent Moderately Conservative Allocation Portfolio (1)
Thrivent High Yield Portfolio (1) Thrivent Money Market Portfolio (1)
Thrivent Income Portfolio (1) Thrivent Multidimensional Income Portfolio (1)
Thrivent International Allocation Portfolio (1) Thrivent Opportunity Income Plus Portfolio (1)
Thrivent International Index Portfolio (2) Thrivent Partner Emerging Markets Equity Portfolio (1)
Thrivent Large Cap Growth Portfolio (1) Thrivent Partner Healthcare Portfolio (1)
Thrivent Large Cap Index Portfolio (1) Thrivent Real Estate Securities Portfolio (1)
Thrivent Large Cap Value Portfolio (1) Thrivent Small Cap Growth Portfolio (1)
Thrivent Limited Maturity Bond Portfolio (1) Thrivent Small Cap Index Portfolio (1)
Thrivent Low Volatility Equity Portfolio (1) Thrivent Small Cap Stock Portfolio (1)
(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for each of the two years in the period ended December 31, 2020
(2) Statement of operations and statement of changes in net assets for the period April 29, 2020 (commencement of operations) through December 31, 2020
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 18, 2021
We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 50.3% ) Value
Communications Services (2.9%)
23,734 Activision Blizzard, Inc. $ 2,203,702
6,462 Alphabet, Inc., Class A
a
11,325,560
1,187 Alphabet, Inc., Class C
a
2,079,482
4,718 ANGI Homeservices, Inc.
a
62,254
9,304 AT&T, Inc. 267,583
1,036 Charter Communications, Inc.
a
685,366
9,068 Cinemark Holdings, Inc. 157,874
48,869 Comcast Corporation 2,560,736
879 Consolidated Communications
Holdings, Inc.
a
4,298
29,265 Discovery, Inc., Class A
a,b
880,584
20,798 DISH Network Corporation
a
672,607
1,698 EchoStar Corporation
a
35,981
19,979 Facebook, Inc.
a
5,457,464
3,007 Gannett Company, Inc.
a
10,103
770 Hemisphere Media Group, Inc.
a
7,977
5,412 Interpublic Group of Companies,
Inc. 127,290
64,240 Live Nation Entertainment, Inc.
a
4,720,355
2,823 Match Group, Inc.
a
426,809
1,405 Meredith Corporation 26,976
1,872 News Corporation 33,265
2,179 Omnicom Group, Inc. 135,904
40,533 ORBCOMM, Inc.
a
300,755
108,413 QuinStreet, Inc.
a
2,324,375
8,202 RingCentral, Inc.
a
3,108,312
1,164 Scholastic Corporation 29,100
6,717 Take-Two Interactive Software,
Inc.
a
1,395,725
70,725 Twitter, Inc.
a
3,829,759
68,877 Uber Technologies, Inc.
a
3,512,727
44,329 Verizon Communications, Inc. 2,604,329
5,312 Walt Disney Company
a
962,428
7,712 Zillow Group, Inc.
a
1,048,369
Total 50,998,049
Consumer Discretionary (6.8%)
1,308 Aaron's Company, Inc.
a
24,800
4,065 Adient plc
a
141,340
6,538 Amazon.com, Inc.
a
21,293,808
6,277 American Eagle Outfitters, Inc.
b
125,979
371 American Public Education, Inc.
a
11,308
52,727 Aptiv plc 6,869,801
2,392 At Home Group, Inc.
a
36,980
2,673 AutoNation, Inc.
a
186,549
692 AutoZone, Inc.
a
820,324
386 Beazer Homes USA, Inc.
a
5,848
5,297 Bed Bath & Beyond, Inc.
b
94,075
1,987 BJ's Restaurants, Inc.
a
76,480
1,464 Booking Holdings, Inc.
a
3,260,723
18,076 Bright Horizons Family Solutions,
Inc.
a
3,126,967
841 Brinker International, Inc. 47,575
1,217 Brunswick Corporation 92,784
8,501 Burlington Stores, Inc.
a
2,223,437
1,859 Caesars Entertainment, Inc.
a
138,068
454 Camping World Holdings, Inc. 11,827
5,821 Carnival Corporation 126,083
53 Cavco Industries, Inc.
a
9,299
36,319 Cedar Fair, LP 1,428,789
978 Century Casinos, Inc.
a
6,249
1,184 Century Communities, Inc.
a
51,835
11,620 Chegg, Inc.
a
1,049,635
19,023 Chewy, Inc.
a,b
1,709,977
38,655 Chico's FAS, Inc. 61,461
Shares Common Stock (50.3%) Value
Consumer Discretionary (6.8%) - continued
437 Children's Place, Inc.
a
$ 21,894
3,468 Chipotle Mexican Grill, Inc.
a
4,809,110
536 Choice Hotels International, Inc. 57,207
490 Churchill Downs, Inc. 95,447
92,604 Cooper-Standard Holdings, Inc.
a
3,210,581
2,207 Cracker Barrel Old Country Store,
Inc. 291,147
19,808 Crocs, Inc.
a
1,241,169
3,948 Culp, Inc. 62,655
9,831 D.R. Horton, Inc. 677,552
4,484 Dana, Inc. 87,528
2,012 Darden Restaurants, Inc. 239,669
1,754 Dave & Buster's Entertainment,
Inc. 52,655
592 Deckers Outdoor Corporation
a
169,774
132 Del Taco Restaurants, Inc.
a
1,196
3,040 Denny's Corporation
a
44,627
3,846 Designer Brands, Inc. 29,422
5,579 Dick's Sporting Goods, Inc. 313,596
878 Dine Brands Global, Inc. 50,924
6,940 Domino's Pizza, Inc. 2,661,212
939 Dorman Products, Inc.
a
81,524
111,292 Duluth Holdings, Inc.
a
1,175,243
1,136 eBay, Inc. 57,084
8,099 Emerald Holding, Inc. 43,897
1,627 Ethan Allen Interiors, Inc. 32,882
8,639 Etsy, Inc.
a
1,536,964
5,612 Expedia Group, Inc. 743,029
4,681 Express, Inc.
a
4,260
4,508 Extended Stay America, Inc. 66,763
15,409 Five Below, Inc.
a
2,696,267
3,550 Foot Locker, Inc. 143,562
262 Fox Factory Holding Corporation
a
27,696
12,354 Gap, Inc. 249,427
3,532 Genuine Parts Company 354,719
16,362 Goodyear Tire & Rubber Company 178,509
2,200 Grand Canyon Education, Inc.
a
204,842
726 Groupon, Inc.
a
27,584
5,875 H&R Block, Inc. 93,177
17,858 Hanesbrands, Inc. 260,370
25,857 Harley-Davidson, Inc. 948,952
1,226 Helen of Troy, Ltd.
a
272,405
15,387 Home Depot, Inc. 4,087,095
421 Hovnanian Enterprises, Inc.
a
13,834
1,977 Jack in the Box, Inc. 183,466
4,242 KB Home 142,192
7,710 Knoll, Inc. 113,183
14,277 Kohl's Corporation 580,931
4,957 L Brands, Inc. 184,351
5,453 Lear Corporation 867,191
32,859 Leggett & Platt, Inc. 1,455,654
8,698 Lithia Motors, Inc. 2,545,644
15,229 Lowe's Companies, Inc. 2,444,407
4,455 Lululemon Athletica, Inc.
a
1,550,474
1,035 Madison Square Garden Sports
Corporation
a
190,543
2,272 Marcus Corporation 30,627
619 Marriott International, Inc. 81,658
382 Marriott Vacations Worldwide
Corporation 52,418
11,814 Mattel, Inc.
a
206,154
3,398 McDonald's Corporation 729,143
1,424 Meritage Homes Corporation
a
117,936
5,370 Michaels Companies, Inc.
a
69,864
33,443 Miller Industries, Inc. 1,271,503

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Consumer Discretionary (6.8%) - continued
3,226 Mohawk Industries, Inc.
a
$ 454,705
335 Netflix, Inc.
a
181,145
204 NIKE, Inc. 28,860
15,051 Nordstrom, Inc.
b
469,742
4,725 Norwegian Cruise Line Holdings,
Ltd.
a,b
120,157
903 NVR, Inc.
a
3,684,114
15,320 Ollie's Bargain Outlet Holdings,
Inc.
a
1,252,716
1,119 Overstock.com, Inc.
a
53,678
20,067 Park Hotels & Resorts, Inc. 344,149
6,383 Penn National Gaming, Inc.
a
551,300
50,778 Planet Fitness, Inc.
a
3,941,896
55,497 Playa Hotels and Resorts NV
a
330,207
886 Polaris, Inc. 84,418
769 Pool Corporation 286,452
5,800 PulteGroup, Inc. 250,096
973 Purple Innovation, Inc.
a
32,051
535 PVH Corporation 50,231
5,811 Qurate Retail, Inc. 63,747
34,703 Red Rock Resorts, Inc. 868,963
2,665 RH
a
1,192,641
218 Royal Caribbean Cruises, Ltd. 16,282
6,722 Ruth's Hospitality Group, Inc. 119,181
1,011 Scientific Games Corporation
a
41,946
3,969 Six Flags Entertainment
Corporation 135,343
31,852 Skyline Corporation
a
985,501
12,389 Sleep Number Corporation
a
1,014,164
13,158 Sony Corporation ADR 1,330,274
5,322 Standard Motor Products, Inc. 215,328
73 Starbucks Corporation 7,810
46,979 Stoneridge, Inc.
a
1,420,175
307 Strategic Education, Inc. 29,266
17,822 Taylor Morrison Home Corporation
a
457,134
2,898 Tenneco, Inc.
a
30,719
7,610 Tesla, Inc.
a
5,370,149
33,490 Texas Roadhouse, Inc. 2,617,578
6,412 Thor Industries, Inc. 596,252
9,296 Toll Brothers, Inc. 404,097
6,098 TopBuild Corporation
a
1,122,520
6,265 Tri Pointe Homes, Inc.
a
108,071
472 Tupperware Brands Corporation
a
15,288
6,907 Ulta Beauty, Inc.
a
1,983,414
844 Vail Resorts, Inc. 235,442
197 Wayfair, Inc.
a
44,485
627 Whirlpool Corporation 113,167
1,252 Williams-Sonoma, Inc. 127,504
13,565 Wingstop, Inc. 1,798,041
42 Winmark Corporation 7,804
1,666 Wyndham Destinations, Inc. 74,737
601 YETI Holdings, Inc.
a
41,150
2,442 Yum! Brands, Inc. 265,104
33,716 Zumiez, Inc.
a
1,240,074
Total 119,476,058
Consumer Staples (1.5%)
329 Beyond Meat, Inc.
a,b
41,125
37,469 BJ's Wholesale Club Holdings,
Inc.
a
1,396,844
136 Boston Beer Company, Inc.
a
135,223
11,743 Casey's General Stores, Inc. 2,097,535
5,311 Celsius Holdings, Inc.
a
267,196
79 Church & Dwight Company, Inc. 6,891
9,725 Colgate-Palmolive Company 831,585
Shares Common Stock (50.3%) Value
Consumer Staples (1.5%) - continued
2,856 Costco Wholesale Corporation $ 1,076,084
140,794 Cott Corporation 2,207,650
26,314 Coty, Inc. 184,724
10,021 Darling Ingredients, Inc.
a
578,011
61,968 e.l.f. Beauty, Inc.
a
1,560,974
1,754 Edgewell Personal Care Company 60,653
2,545 Flowers Foods, Inc. 57,593
37,267 Hain Celestial Group, Inc.
a
1,496,270
1,533 Ingredion, Inc. 120,601
9,430 John B. Sanfilippo & Son, Inc. 743,650
4,180 Kimberly-Clark Corporation 563,589
31,932 Lamb Weston Holdings, Inc. 2,514,326
326 Lancaster Colony Corporation 59,896
3,220 McCormick & Company, Inc. 307,832
314 Medifast, Inc. 61,651
15,124 Monster Beverage Corporation
a
1,398,668
13,538 NewAge, Inc.
a,b
35,605
890 Nu Skin Enterprises, Inc. 48,621
597 PepsiCo, Inc. 88,535
2,482 Performance Food Group
Company
a
118,168
3,458 Philip Morris International, Inc. 286,288
4,726 Procter & Gamble Company 657,576
925 Seneca Foods Corporation
a
36,908
888 Spectrum Brands Holdings, Inc. 70,134
5,262 Sprouts Farmers Markets, Inc.
a
105,766
275 Tootsie Roll Industries, Inc. 8,168
88,425 Turning Point Brands, Inc. 3,940,218
3,333 US Foods Holding Corporation
a
111,022
783 Utz Brands, Inc. 17,273
2,331 Vector Group, Ltd. 27,156
19,402 Wal-Mart Stores, Inc. 2,796,798
139 WD-40 Company 36,930
Total 26,153,737
Energy (0.8%)
398 Abraxas Petroleum Corporation
a
911
16,071 Antero Midstream Corporation 123,907
4,334 Apache Corporation 61,500
13,116 Archrock, Inc. 113,585
33,104 BP plc ADR 679,294
10,057 Centennial Resource
Development, Inc.
a
15,086
12,007 ChampionX Corporation
a
183,707
12,087 Chevron Corporation 1,020,747
11,733 Cimarex Energy Company 440,105
7,816 CNX Resources Corporation
a
84,413
5,817 Continental Resources, Inc.
b
94,817
11,483 Core Laboratories NV 304,414
2,043 Delek US Holdings, Inc. 32,831
80,406 Devon Energy Corporation 1,271,219
12,367 Diamondback Energy, Inc. 598,563
11,472 EnLink Midstream, LLC
a
42,561
23,107 Enterprise Products Partners, LP 452,666
5,882 EOG Resources, Inc. 293,335
23,193 EQT Corporation 294,783
20,506 Equitrans Midstream Corporation 164,868
685 Evolution Petroleum Corporation 1,952
6,246 Exterran Corporation
a
27,607
10,117 Exxon Mobil Corporation 417,023
9,242 Frank's International NV
a
25,323
20,227 Gran Tierra Energy, Inc.
a
7,359
18,756 Halliburton Company 354,488
90,694 Helmerich & Payne, Inc. 2,100,473
118 Hess Midstream, LP 2,309

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Energy (0.8%) - continued
9,074 HollyFrontier Corporation $ 234,563
5,062 Liberty Oilfield Services, Inc. 52,189
22,073 Marathon Oil Corporation 147,227
18,199 Marathon Petroleum Corporation 752,711
1,659 NexTier Oilfield Solutions, Inc.
a
5,707
93,962 Nine Energy Service, Inc.
a
255,577
2,924 Occidental Petroleum Corporation 50,615
7,553 Oceaneering International, Inc.
a
60,046
14,463 Patterson-UTI Energy, Inc. 76,075
6,761 PBF Energy, Inc. 48,003
1,020 PDC Energy, Inc.
a
20,941
7,063 Pioneer Natural Resources
Company 804,405
5,439 Plains GP Holdings, LP
a
45,960
2,748 ProPetro Holding Corporation
a
20,308
4,854 Range Resources Corporation
a
32,522
7,227 RPC, Inc.
a
22,765
10,142 Schlumberger, Ltd. 221,400
10,440 Southwestern Energy Company
a
31,111
22,809 Talos Energy, Inc.
a
187,946
5,092 Targa Resources Corporation 134,327
30,802 TechnipFMC plc 289,539
9,523 Valero Energy Corporation 538,716
182,022 WPX Energy, Inc.
a
1,483,479
Total 14,725,978
Financials (6.5%)
137 1st Source Corporation 5,521
18,277 Aflac, Inc. 812,778
4,719 AG Mortgage Investment Trust,
Inc. 13,921
44,730 Air Lease Corporation 1,986,907
1,437 Alleghany Corporation 867,503
37,203 Ally Financial, Inc. 1,326,659
21,488 American Express Company 2,598,114
15,989 American Financial Group, Inc. 1,400,956
1,262 Ameriprise Financial, Inc. 245,244
18,829 Ameris Bancorp 716,820
1,376 Aon plc 290,708
9,539 Apollo Commercial Real Estate
Finance, Inc. 106,551
21,391 Arch Capital Group, Ltd.
a
771,573
1,069 Argo Group International Holdings,
Ltd. 46,715
17,256 Arthur J. Gallagher & Company 2,134,740
2,793 Artisan Partners Asset
Management, Inc. 140,600
24,138 Associated Banc-Corp 411,553
86,444 Assured Guaranty, Ltd. 2,722,122
2,571 Bancorp, Inc.
a
35,094
68,872 Bank of America Corporation 2,087,510
1,580 Bank of Marin Bancorp 54,257
32,901 Bank of N.T. Butterfield & Son, Ltd. 1,025,195
3,849 BankFinancial Corporation 33,794
8,254 Banner Corporation 384,554
3,106 Berkshire Hathaway, Inc.
a
720,188
19,951 Berkshire Hills Bancorp, Inc. 341,561
1,439 BlackRock, Inc. 1,038,296
1,752 Blackstone Mortgage Trust, Inc. 48,233
518 BOK Financial Corporation 35,473
45,347 Boston Private Financial Holdings,
Inc. 383,182
1,347 Bridge Bancorp, Inc. 32,570
83,414 Bridgewater Bancshares, Inc.
a
1,041,841
4,285 Brighthouse Financial, Inc.
a
155,138
Shares Common Stock (50.3%) Value
Financials (6.5%) - continued
14,312 BrightSphere Investment Group $ 275,935
9,957 Brookline Bancorp, Inc. 119,882
1,441 Brown & Brown, Inc. 68,318
2,423 Byline Bancorp, Inc. 37,435
16,945 Capital One Financial Corporation 1,675,013
10,014 Central Pacific Financial
Corporation 190,366
70,646 Charles Schwab Corporation 3,747,064
11,139 Chubb, Ltd. 1,714,515
2,222 Cincinnati Financial Corporation 194,136
32,203 Citigroup, Inc. 1,985,637
5,159 Citizens Financial Group, Inc. 184,486
3,081 CME Group, Inc. 560,896
58,498 Columbia Banking System, Inc. 2,100,078
6,527 Comerica, Inc. 364,598
598 Commerce Bancshares, Inc. 39,289
10,276 Community Trust Bancorp, Inc. 380,726
900 Cullen/Frost Bankers, Inc. 78,507
232 Customers Bancorp, Inc.
a
4,218
289 Diamond Hill Investment Group,
Inc. 43,139
10,638 Discover Financial Services 963,058
4,687 East West Bancorp, Inc. 237,678
3,592 Ellington Residential Mortgage
REIT 46,840
281 Encore Capital Group, Inc.
a
10,945
1,529 Enterprise Financial Services
Corporation 53,439
17,017 Essent Group, Ltd. 735,134
18,554 Evercore, Inc. 2,034,261
234,365 Everi Holdings, Inc.
a
3,236,581
28,083 F.N.B. Corporation 266,788
2,237 FactSet Research Systems, Inc. 743,802
1,491 FBL Financial Group, Inc. 78,292
361 Federal Agricultural Mortgage
Corporation 26,804
6,153 Financial Institutions, Inc. 138,442
946 First American Financial
Corporation 48,842
13,643 First Bancorp/Puerto Rico 125,788
1,031 First Bancorp/Southern Pines NC 34,879
11,459 First Busey Corporation 246,941
17,798 First Financial Bancorp 311,999
3,660 First Financial Corporation 142,191
3,735 First Horizon Corporation 47,659
424 First Mid-Illinois Bancshares, Inc. 14,272
11,586 First Midwest Bancorp, Inc. 184,449
486 First of Long Island Corporation 8,675
11,297 Flagstar Bancorp, Inc. 460,466
1,639 Flushing Financial Corporation 27,273
51,710 Fulton Financial Corporation 657,751
15,353 Glacier Bancorp, Inc. 706,392
1,763 Goldman Sachs Group, Inc. 464,921
7,293 Granite Point Mortgage Trust, Inc. 72,857
9,245 Great Southern Bancorp, Inc. 452,080
8,991 Great Western Bancorp, Inc. 187,912
12,937 Hamilton Lane, Inc. 1,009,733
28,552 Hancock Whitney Corporation 971,339
6,238 Hanmi Financial Corporation 70,739
5,198 Hanover Insurance Group, Inc. 607,750
61,607 Heartland Financial USA, Inc. 2,487,075
119,018 Heritage Commerce Corporation 1,055,690
6,816 Hometrust Bancshares, Inc. 131,617
41,531 Hope Bancorp, Inc. 453,103
7,310 Horizon Bancorp, Inc. 115,937

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Financials (6.5%) - continued
1,201 Houlihan Lokey, Inc. $ 80,743
8,521 Independent Bank Corporation 157,383
14,432 Interactive Brokers Group, Inc. 879,197
439 International Bancshares
Corporation 16,436
24,985 J.P. Morgan Chase & Company 3,174,844
21,601 James River Group Holdings, Ltd. 1,061,689
3,466 Janus Henderson Group plc 112,680
26,159 Kemper Corporation 2,009,796
62,090 KeyCorp 1,018,897
15,472 Kinsale Capital Group, Inc. 3,096,411
8,137 Ladder Capital Corporation 79,580
2,754 Lakeland Bancorp, Inc. 34,976
4,073 Lincoln National Corporation 204,913
3,327 Loews Corporation 149,782
100 Markel Corporation
a
103,330
229 MarketAxess Holdings, Inc. 130,658
1,423 Marsh & McLennan Companies,
Inc. 166,491
89 Megalith Financial Acquisition
Corporation
a
1,250
2,936 Mercantile Bank Corporation 79,771
12,520 Meridian Bancorp, Inc. 186,673
15,896 MetLife, Inc. 746,317
4,593 Midland States Bancorp, Inc. 82,077
10,547 MidWestOne Financial Group, Inc. 258,401
1,079 Moody's Corporation 313,169
25,369 Morgan Stanley 1,738,538
144 Morningstar, Inc. 33,346
3,420 Mr. Cooper Group, Inc.
a
106,123
4,865 MSCI, Inc. 2,172,368
1,079 Nasdaq, Inc. 143,226
82 National Western Life Group, Inc. 16,928
166 NBT Bancorp, Inc. 5,329
12,438 New York Community Bancorp,
Inc. 131,221
5,046 Northern Trust Corporation 469,984
2,636 OFG Bancorp 48,871
1,640 Old National Bancorp 27,158
3,248 Old Second Bancorp, Inc. 32,805
15,699 PacWest Bancorp 398,755
471 Peapack-Gladstone Financial
Corporation 10,720
1,361 Peoples Bancorp, Inc. 36,869
21,815 People's United Financial, Inc. 282,068
19,976 Popular, Inc. 1,125,048
13,628 Premier Financial Corporation 313,444
14,244 Primerica, Inc. 1,907,699
1,916 PROG Holdings, Inc. 103,215
18,523 Prosight Global, Inc.
a
237,650
585 Prosperity Bancshares, Inc. 40,576
7,609 QCR Holdings, Inc. 301,240
41,985 Radian Group, Inc. 850,196
13,272 Raymond James Financial, Inc. 1,269,732
8,461 Redwood Trust, Inc. 74,288
7,850 Reinsurance Group of America,
Inc. 909,815
378 RLI Corporation 39,369
8,111 S&P Global, Inc. 2,666,329
1,151 Safety Insurance Group, Inc. 89,663
41,475 Santander Consumer USA
Holdings, Inc. 913,279
72,013 Seacoast Banking Corporation of
Florida
a
2,120,783
8,521 SEI Investments Company 489,702
Shares Common Stock (50.3%) Value
Financials (6.5%) - continued
10,315 Selective Insurance Group, Inc. $ 690,899
3,539 Signature Bank 478,791
11,483 Simmons First National
Corporation 247,918
5,695 SLM Corporation 70,561
885 Southside Bancshares, Inc. 27,462
9,533 Starwood Property Trust, Inc. 183,987
3,451 Sterling Bancorp 62,049
2,113 Stifel Financial Corporation 106,622
3,940 SVB Financial Group
a
1,528,050
51,394 Synovus Financial Corporation 1,663,624
7,412 T. Rowe Price Group, Inc. 1,122,103
1,384 Territorial Bancorp, Inc. 33,258
9,821 TMX Group, Ltd. 980,943
65 Tompkins Financial Corporation 4,589
94 Torchmark Corporation 8,926
2,308 Towne Bank 54,192
7,827 TPG RE Finance Trust, Inc. 83,123
2,774 TriCo Bancshares 97,867
48,613 Triumph Bancorp, Inc.
a
2,360,161
20,294 Truist Financial Corporation 972,691
10,038 TrustCo Bank Corporation 66,953
1,511 Trustmark Corporation 41,265
6,262 Two Harbors Investment
Corporation 39,889
5,886 Umpqua Holdings Corporation 89,114
8,077 United Bankshares, Inc. 261,695
528 Univest Financial Corporation 10,866
6,152 Unum Group 141,127
21,498 Valley National Bancorp 209,605
548 Walker & Dunlop, Inc. 50,427
1,644 Washington Trust Bancorp, Inc. 73,651
5,105 Webster Financial Corporation 215,176
81,998 Wells Fargo & Company 2,474,700
4,068 WesBanco, Inc. 121,877
113,000 Western Alliance Bancorp 6,774,350
10,899 Western Asset Mortgage Capital
Corporation 35,531
170 Westwood Holdings Group, Inc. 2,465
8,479 Wintrust Financial Corporation 517,982
44,238 Zions Bancorporations NA 1,921,699
2,292 Zurich Insurance Group AG 965,898
Total 115,494,390
Health Care (7.6%)
8,001 Abbott Laboratories 876,029
6,363 AbbVie, Inc. 681,795
1,710 Acadia Healthcare Company, Inc.
a
85,945
63,103 ACADIA Pharmaceuticals, Inc.
a
3,373,486
401 Acceleron Pharma, Inc.
a
51,304
6,200 ADMA Biologics, Inc.
a
12,090
2,317 Adverum Biotechnologies, Inc.
a
25,116
2,617 Agile Therapeutics, Inc.
a
7,511
28,326 Agios Pharmaceuticals, Inc.
a
1,227,366
3,614 Akebia Therapeutics, Inc.
a
10,119
4,212 Alexion Pharmaceuticals, Inc.
a
658,083
2,147 Align Technology, Inc.
a
1,147,314
204 Allakos, Inc.
a
28,560
1,421 Altimmune, Inc.
a
16,029
2,535 AmerisourceBergen Corporation 247,822
10,222 Amgen, Inc. 2,350,242
24,778 AMN Healthcare Services, Inc.
a
1,691,098
2,537 AnaptysBio, Inc.
a
54,546
485 Anavex Life Sciences Corporation
a
2,619
3,530 Anthem, Inc. 1,133,448

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Health Care (7.6%) - continued
139,167 Ardelyx, Inc.
a
$ 900,410
5,984 Arena Pharmaceuticals, Inc.
a
459,751
7,637 Argenx SE ADR
a
2,245,965
2,347 Arrowhead Research Corporation
a
180,085
2,825 Atara Biotherapeutics, Inc.
a
55,455
72 Atrion Corporation 46,241
457 AVROBIO, Inc.
a
6,371
25,913 Axonics Modulation Technologies,
Inc.
a,b
1,293,577
2,812 Becton, Dickinson and Company 703,619
2,829 Biogen, Inc.
a
692,709
29,308 Biohaven Pharmaceutical Holding
Company, Ltd.
a
2,511,989
173 Bio-Rad Laboratories, Inc.
a
100,849
10,699 Bio-Techne Corporation 3,397,467
731 BioXcel Therapeutics, Inc.
a
33,772
941 Bluebird Bio, Inc.
a
40,717
641 Bruker Corporation 34,697
1,964 Cantel Medical Corporation 154,881
705 Capricor Therapeutics, Inc.
a
2,418
42,414 Catalent, Inc.
a
4,414,025
15,279 Centene Corporation
a
917,198
18,829 Cerner Corporation 1,477,700
2,708 Charles River Laboratories
International, Inc.
a
676,621
536 Chemed Corporation 285,479
6,351 Cigna Holding Company 1,322,151
2,933 CryoLife, Inc.
a
69,248
11,272 CVS Health Corporation 769,878
2,836 CytomX Therapeutics, Inc.
a
18,576
1,793 Danaher Corporation 398,297
425 Deciphera Pharmaceuticals, Inc.
a
24,255
11,232 Dexcom, Inc.
a
4,152,695
1,669 Dynavax Technologies
Corporation
a
7,427
1,203 Editas Medicine, Inc.
a
84,342
30,262 Edwards Lifesciences Corporation
a
2,760,802
4,057 Envista Holdings Corporation
a
136,843
16,357 GlaxoSmithKline plc ADR 601,938
11,104 Global Blood Therapeutics, Inc.
a
480,914
26,310 GoodRx Holdings, Inc.
a,b
1,061,345
32,289 Guardant Health, Inc.
a
4,161,406
1,725 Haemonetics Corporation
a
204,844
65,514 Halozyme Therapeutics, Inc.
a
2,798,103
6,127 HCA Healthcare, Inc. 1,007,646
2,543 HealthEquity, Inc.
a
177,273
105 HealthStream, Inc.
a
2,293
4,259 Hill-Rom Holdings, Inc. 417,254
4,558 Humana, Inc. 1,870,011
20 ICU Medical, Inc.
a
4,290
2,038 ImmunoGen, Inc.
a
13,145
1,418 Immunovant, Inc.
a
65,497
4,490 Inovio Pharmaceuticals, Inc.
a,b
39,737
1,151 Insmed, Inc.
a
38,317
10,876 Inspire Medical Systems, Inc.
a
2,045,667
9,191 Insulet Corporation
a
2,349,495
1,451 Integra LifeSciences Holdings
Corporation
a
94,199
3,785 Intuitive Surgical, Inc.
a
3,096,509
2,497 Invitae Corporation
a,b
104,400
1,482 Iovance Biotherapeutics, Inc.
a
68,765
3,513 IQVIA Holding, Inc.
a
629,424
8,013 Jazz Pharmaceuticals, Inc.
a
1,322,546
25,540 Johnson & Johnson 4,019,485
2,797 Kura Oncology, Inc.
a
91,350
Shares Common Stock (50.3%) Value
Health Care (7.6%) - continued
1,298 Laboratory Corporation of America
Holdings
a
$ 264,208
33,707 LHC Group, Inc.
a
7,190,377
4,482 Ligand Pharmaceuticals, Inc.
a,b
445,735
1,566 MacroGenics, Inc.
a
35,799
26,163 Medtronic plc 3,064,734
27,194 Merck & Company, Inc. 2,224,469
1,041 Mersana Therapeutics, Inc.
a
27,701
2,230 Mesa Laboratories, Inc. 639,207
493 Mettler-Toledo International, Inc.
a
561,862
164 Mirati Therapeutics, Inc.
a
36,021
4,544 Molina Healthcare, Inc.
a
966,418
22,259 Natera, Inc.
a
2,215,216
3,525 National Healthcare Corporation 234,095
1,208 Neogen Corporation
a
95,794
18,534 Nevro Corporation
a
3,208,235
17,856 Novo Nordisk AS ADR 1,247,242
4,016 NuVasive, Inc.
a
226,221
1,795 Omnicell, Inc.
a
215,436
49,863 Optinose, Inc.
a
206,433
732 Orthifix Medical, Inc.
a
31,461
4,208 PerkinElmer, Inc. 603,848
14,419 PRA Health Sciences, Inc.
a
1,808,719
13,711 Pulmonx Corporation
a
946,333
1,627 Quest Diagnostics, Inc. 193,890
2,623 Quidel Corporation
a
471,222
1,891 Reata Pharmaceuticals, Inc.
a
233,765
8,791 Repligen Corporation
a
1,684,619
1,042 Replimune Group, Inc.
a
39,752
855 Revolution Medicines, Inc.
a
33,849
2,702 Sage Therapeutics, Inc.
a
233,750
4,413 Sarepta Therapeutics, Inc.
a
752,372
28,711 Silk Road Medical, Inc.
a
1,808,219
3,542 Spectrum Pharmaceuticals, Inc.
a
12,078
367 STERIS plc 69,561
9,756 Stryker Corporation 2,390,610
565 Surmodics, Inc.
a
24,589
31,324 Syneos Health, Inc.
a
2,134,104
503 Syros Pharmaceuticals, Inc.
a
5,458
57,479 Tactile Systems Technology, Inc.
a
2,583,106
105 TCR2 Therapeutics, Inc.
a
3,248
7,483 Teladoc Health, Inc.
a,b
1,496,301
8,334 Teleflex, Inc. 3,430,024
5,107 Tenet Healthcare Corporation
a
203,923
4,215 TherapeuticsMD, Inc.
a,b
5,100
7,412 Thermo Fisher Scientific, Inc. 3,452,361
13,444 Travere Therapeutics, Inc.
a
366,416
155 Tricida, Inc.
a
1,093
990 U.S. Physical Therapy, Inc. 119,048
1,393 United Therapeutics Corporation
a
211,443
4,101 UnitedHealth Group, Inc. 1,438,139
5,587 Universal Health Services, Inc. 768,213
15,950 VBI Vaccines, Inc.
a,b
43,863
16,529 Veeva Systems, Inc.
a
4,500,020
8,215 Vertex Pharmaceuticals, Inc.
a
1,941,533
513 Viking Therapeutics, Inc.
a
2,888
696 Waters Corporation
a
172,204
1,263 West Pharmaceutical Services,
Inc. 357,821
2,741 Zimmer Biomet Holdings, Inc. 422,361
26,887 Zoetis, Inc. 4,449,799
19,086 Zymeworks, Inc.
a
902,004
Total 134,277,195

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Industrials (7.1%)
10,331 A.O. Smith Corporation $ 566,345
239 AAR Corporation 8,657
578 Acuity Brands, Inc. 69,990
7,472 Advanced Drainage Systems, Inc. 624,510
6,210 AECOM
a
309,134
1,564 Aegion Corporation
a
29,700
26,157 Aerojet Rocketdyne Holdings, Inc.
a
1,382,397
3,298 Allegion plc 383,821
91,741 Altra Industrial Motion Corporation 5,085,204
11,773 American Airlines Group, Inc.
b
185,660
12,795 AMETEK, Inc. 1,547,427
147,866 Arconic, Inc. 4,220,096
55,881 ASGN, Inc.
a
4,667,740
9,546 AZZ, Inc. 452,862
1,851 Boeing Company 396,225
6,830 Carlisle Companies, Inc. 1,066,709
28,158 Carrier Global Corporation 1,062,120
726 Caterpillar, Inc. 132,147
12,754 CBIZ, Inc.
a
339,384
30,298 Chart Industries, Inc.
a
3,568,801
1,253 Cintas Corporation 442,885
1,676 CRA International, Inc. 85,359
11,223 Crane Company 871,578
5,957 CSW Industrials, Inc. 666,648
7,679 CSX Corporation 696,869
1,971 Cummins, Inc. 447,614
27,210 Curtiss-Wright Corporation 3,165,883
21,780 Delta Air Lines, Inc. 875,774
1,031 Douglas Dynamics, Inc. 44,096
1,903 Dycom Industries, Inc.
a
143,715
4,021 Eaton Corporation plc 483,083
5,691 EMCOR Group, Inc. 520,499
5,651 Emerson Electric Company 454,171
10,358 Encore Wire Corporation 627,384
1,581 Expeditors International of
Washington, Inc. 150,369
5,647 Fluor Corporation 90,183
9,343 Forrester Research, Inc.
a
391,472
37,547 Forward Air Corporation 2,885,111
6,681 Generac Holdings, Inc.
a
1,519,326
10,964 General Dynamics Corporation 1,631,662
4,789 Gorman-Rupp Company 155,403
6,831 Heico Corporation 904,424
27,111 Helios Technologies, Inc. 1,444,745
14,225 Honeywell International, Inc. 3,025,657
6,036 Hubbell, Inc. 946,384
920 ICF International, Inc. 68,384
15,767 IDEX Corporation 3,140,786
370 Illinois Tool Works, Inc. 75,436
283 JB Hunt Transport Services, Inc. 38,672
7,249 JetBlue Airways Corporation
a
105,400
31,523 Johnson Controls International plc 1,468,657
4,467 Kansas City Southern 911,849
3,775 L3Harris Technologies, Inc. 713,550
6,327 Landstar System, Inc. 851,994
3,810 Lennox International, Inc. 1,043,826
36,275 Lincoln Electric Holdings, Inc. 4,216,969
2,923 Linde Public Limited Company 770,240
5,527 Lockheed Martin Corporation 1,961,974
30,491 Manpower, Inc. 2,749,678
1,290 Masonite International
Corporation
a
126,859
35,102 Mercury Systems, Inc.
a
3,091,082
147,493 Meritor, Inc.
a
4,116,530
40,217 Middleby Corporation
a
5,184,776
Shares Common Stock (50.3%) Value
Industrials (7.1%) - continued
4,037 MSC Industrial Direct Company,
Inc. $ 340,682
16,262 NAPCO Security Technologies,
Inc.
a
426,390
912 Nordson Corporation 183,266
6,308 Norfolk Southern Corporation 1,498,844
17,920 Nutrien, Ltd. 863,027
11,832 Old Dominion Freight Line, Inc. 2,309,370
6,784 Otis Worldwide Corporation 458,259
5,665 Parker-Hannifin Corporation 1,543,203
2,541 Quad/Graphics, Inc. 9,707
62,215 Raven Industries, Inc. 2,058,694
12,485 Raytheon Technologies
Corporation 892,802
40,270 Regal-Beloit Corporation 4,945,559
65,851 Ritchie Brothers Auctioneers, Inc. 4,579,937
3,028 Rockwell Automation, Inc. 759,453
33,147 Rush Enterprises, Inc. 1,372,949
2,326 Ryder System, Inc. 143,654
10,787 Saia, Inc.
a
1,950,290
7,233 Simpson Manufacturing Company,
Inc. 675,924
1,798 Snap-On, Inc. 307,710
29,324 Southwest Airlines Company 1,366,792
2,331 Spirit Airlines, Inc.
a
56,993
440 SPX FLOW, Inc.
a
25,502
10,575 Standex International Corporation 819,774
77,844 Summit Materials, Inc.
a
1,563,108
448 Sunrun, Inc.
a
31,082
666 Teledyne Technologies, Inc.
a
261,059
940 Tetra Tech, Inc. 108,833
1,004 Thermon Group Holdings, Inc.
a
15,693
15,802 Timken Company 1,222,443
34 Toro Company 3,225
27,390 Trex Company, Inc.
a
2,293,091
10,533 TriMas Corporation
a
333,580
147 U.S. Xpress Enterprises, Inc.
a
1,005
988 UniFirst Corporation 209,150
3,511 Union Pacific Corporation 731,060
2,425 United Airlines Holdings, Inc.
a
104,881
25,876 United Rentals, Inc.
a
6,000,903
9,085 Valmont Industries, Inc. 1,589,239
3,221 Verisk Analytics, Inc. 668,647
2,224 Waste Connections, Inc. 228,116
2,231 Watsco, Inc. 505,433
250 Watts Water Technologies, Inc. 30,425
16,861 WESCO International, Inc.
a
1,323,588
30,692 Willdan Group, Inc.
a
1,279,856
4,730 XPO Logistics, Inc.
a
563,816
2,228 Xylem, Inc. 226,788
Total 126,289,687
Information Technology (12.3%)
4,921 Accenture plc 1,285,414
12,845 Adobe, Inc.
a
6,424,041
542 ADTRAN, Inc. 8,005
22,923 Advanced Energy Industries, Inc.
a
2,222,843
47,754 Agilysys, Inc.
a
1,832,799
10,841 Akamai Technologies, Inc.
a
1,138,197
17,621 Alliance Data Systems Corporation 1,305,716
21,200 Amphenol Corporation 2,772,324
701 Analog Devices, Inc. 103,559
50,835 Anaplan, Inc.
a
3,652,495
5,074 ANSYS, Inc.
a
1,845,921
51 Anterix, Inc.
a
1,918

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Information Technology (12.3%) - continued
144,472 Apple, Inc. $ 19,169,989
1,299 Aspen Technology, Inc.
a
169,195
6,835 Atlassian Corporation plc
a
1,598,501
15,456 Avalara, Inc.
a
2,548,540
20,074 Bandwidth, Inc.
a
3,084,772
6,140 Benchmark Electronics, Inc. 165,841
62,127 BigCommerce Holdings, Inc.
a,b
3,985,447
24,573 Blackline, Inc.
a
3,277,547
1,473 Broadcom, Ltd. 644,953
3,730 Broadridge Financial Solutions,
Inc. 571,436
444 CACI International, Inc.
a
110,703
501 Cadence Design Systems, Inc.
a
68,351
10,442 CDK Global, Inc. 541,209
2,863 CDW Corporation 377,315
1,132 Ceridian HCM Holding, Inc.
a
120,626
87,616 Change Healthcare, Inc.
a
1,634,038
35,146 Ciena Corporation
a
1,857,466
58,817 Cisco Systems, Inc. 2,632,061
11,439 Cognex Corporation 918,380
25,059 Computer Services, Inc. 1,488,505
2,050 Concentrix Corporation
a
202,335
9,172 Coupa Software, Inc.
a
3,108,483
5,626 Cree, Inc.
a
595,793
1,472 CTS Corporation 50,534
18,047 Descartes Systems Group, Inc.
a
1,055,389
11,195 DocuSign, Inc.
a
2,488,648
42,849 Dolby Laboratories, Inc. 4,161,923
681 Domo, Inc.
a
43,427
31,083 Dropbox, Inc.
a
689,732
977 DSP Group, Inc.
a
16,208
32,722 Elastic NV
a
4,781,666
20,751 Endava plc ADR
a
1,592,639
5,883 Enphase Energy, Inc.
a
1,032,290
3,731 EPAM Systems, Inc.
a
1,337,004
3,290 ePlus, Inc.
a
289,355
22,736 Euronet Worldwide, Inc.
a
3,294,901
21,696 Eventbrite, Inc.
a,b
392,698
1,945 ExlService Holdings, Inc.
a
165,578
712 eXp World Holdings, Inc.
a
44,941
2,350 F5 Networks, Inc.
a
413,459
1,449 Fair Isaac Corporation
a
740,497
3,862 First Solar, Inc.
a
382,029
15,830 Five9, Inc.
a
2,760,752
26 FleetCor Technologies, Inc.
a
7,094
32,318 FLIR Systems, Inc. 1,416,498
13,810 Global Payments, Inc. 2,974,950
2,367 Guidewire Software, Inc.
a
304,704
19,092 Health Catalyst, Inc.
a,b
831,075
4,953 II-VI, Inc.
a
376,230
2,489 InterDigital, Inc. 151,033
1,953 Intuit, Inc. 741,847
66 IPG Photonics Corporation
a
14,770
3,676 Jack Henry & Associates, Inc. 595,475
4,019 Juniper Networks, Inc. 90,468
2,708 Lam Research Corporation 1,278,907
46,298 Lattice Semiconductor
Corporation
a
2,121,374
6,051 Littelfuse, Inc. 1,540,948
34,657 Lumentum Holdings, Inc.
a
3,285,484
1,217 Manhattan Associates, Inc.
a
128,004
731 ManTech International Corporation 65,015
23,170 MasterCard, Inc. 8,270,300
1,185 MAXIMUS, Inc. 86,730
838 MaxLinear, Inc.
a
32,003
Shares Common Stock (50.3%) Value
Information Technology (12.3%) - continued
82,774 Medallia, Inc.
a,b
$ 2,749,752
77,061 Microsoft Corporation 17,139,908
1,091 MicroStrategy, Inc.
a
423,908
22,847 MKS Instruments, Inc. 3,437,331
14,826 Monolithic Power Systems, Inc. 5,429,726
2,730 Motorola Solutions, Inc. 464,264
39,899 National Instruments Corporation 1,753,162
270 NetApp, Inc. 17,885
8,642 Nice, Ltd. ADR
a
2,450,353
10,919 Nova Measuring Instruments, Ltd.
a
770,881
6,230 Novanta, Inc.
a
736,511
87,707 Nuance Communications, Inc.
a
3,867,002
9,072 NVIDIA Corporation 4,737,398
5,455 Okta, Inc.
a
1,386,988
20,129 Oracle Corporation 1,302,145
7,143 Palo Alto Networks, Inc.
a
2,538,551
21 Paylocity Holding Corporation
a
4,324
29,537 PayPal Holdings, Inc.
a
6,917,565
14,396 Plexus Corporation
a
1,125,911
465 Progress Software Corporation 21,013
2,011 Proofpoint, Inc.
a
274,320
12,132 Q2 Holdings, Inc.
a
1,535,062
3,362 QAD, Inc. 212,411
7,141 Qorvo, Inc.
a
1,187,334
23,202 QUALCOMM, Inc. 3,534,593
193 Qualys, Inc.
a
23,521
9,697 Rogers Corporation
a
1,505,847
5,137 Sabre Corporation 61,747
23,394 SailPoint Technologies Holdings,
Inc.
a
1,245,497
17,221 Salesforce.com, Inc.
a
3,832,189
873 Samsung Electronics Company,
Ltd. GDR 1,587,803
2,366 ScanSource, Inc.
a
62,415
2,827 Semtech Corporation
a
203,798
10,759 ServiceNow, Inc.
a
5,922,076
815 Shift4 Payments, Inc.
a
61,451
1,225 Shopify Inc.
a
1,386,639
5,263 Sierra Wireless Inc.
a
76,892
1,141 Silicon Laboratories, Inc.
a
145,295
486 Solaredge Technology, Ltd.
a
155,092
19,064 Square, Inc.
a
4,149,089
52,746 STMicroelectronics NV ADR
b
1,957,932
2,050 SYNNEX Corporation 166,952
2,871 Synopsys, Inc.
a
744,278
1,442 TE Connectivity, Ltd. 174,583
15,428 Texas Instruments, Inc. 2,532,198
184 Tyler Technologies, Inc.
a
80,320
2,733 VeriSign, Inc.
a
591,421
1,866 ViaSat, Inc.
a
60,925
3,364 Visa, Inc. 735,808
2,779 VMware, Inc.
a,b
389,783
35,597 Workiva, Inc.
a
3,261,397
490 Zendesk, Inc.
a
70,129
8,524 Zscaler, Inc.
a
1,702,328
Total 218,417,000
Materials (1.6%)
1,892 AdvanSix, Inc.
a
37,821
452 Air Products and Chemicals, Inc. 123,495
3,233 AptarGroup, Inc. 442,565
1,182 Avery Dennison Corporation 183,340
27,433 Axalta Coating Systems, Ltd.
a
783,212
146 Balchem Corporation 16,822
12,805 Ball Corporation 1,193,170

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Materials (1.6%) - continued
2,775 Cabot Corporation $ 124,542
1,522 Carpenter Technology Corporation 44,321
1,648 Celanese Corporation 214,141
27,883 CF Industries Holdings, Inc. 1,079,351
12,492 Chemours Company 309,677
16,093 Eastman Chemical Company 1,613,806
11,986 Ecolab, Inc. 2,593,291
106,875 Element Solutions, Inc. 1,894,894
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,c
1
2,176 FMC Corporation 250,088
1,866 Ingevity Corporation
a
141,312
17,704 Innospec, Inc. 1,606,284
233,406 Ivanhoe Mines, Ltd.
a
1,257,888
7,360 Kaiser Aluminum Corporation 727,904
5,053 LyondellBasell Industries NV 463,158
8,994 Martin Marietta Materials, Inc. 2,554,026
2,314 Materion Corporation 147,448
3,818 Minerals Technologies, Inc. 237,174
6,341 Myers Industries, Inc. 131,766
5,689 Neenah, Inc. 314,716
15,212 Nucor Corporation 809,126
4,989 O-I Glass, Inc. 59,369
9,113 Olin Corporation 223,815
737 Olympic Steel, Inc. 9,824
1,493 PPG Industries, Inc. 215,320
10,141 Quaker Chemical Corporation 2,569,628
189 Reliance Steel & Aluminum
Company 22,633
852 RPM International, Inc. 77,345
3,883 Ryerson Holding Corporation
a
52,964
765 Scotts Miracle-Gro Company 152,342
3,415 Sensient Technologies Corporation 251,925
865 Sherwin-Williams Company 635,697
25,612 Steel Dynamics, Inc. 944,314
28,747 UFP Technologies, Inc.
a
1,339,610
14,083 United States Lime & Minerals, Inc. 1,605,462
3,170 United States Steel Corporation 53,161
23,425 W. R. Grace & Company 1,284,159
1,471 Worthington Industries, Inc. 75,521
Total 28,868,428
Real Estate (2.5%)
28,540 Agree Realty Corporation 1,900,193
3,488 Alexandria Real Estate Equities,
Inc. 621,631
58,690 American Campus Communities,
Inc. 2,510,171
10,053 American Tower Corporation 2,256,496
1,746 Apartment Income REIT
Corporation
a
67,064
1,746 Apartment Investment &
Management Company 9,219
3,344 Armada Hoffler Properties, Inc. 37,520
3,230 AvalonBay Communities, Inc. 518,189
347 Bluegreen Vacations Holding
Corporations 4,695
75 Bluerock Residential Growth REIT,
Inc. 950
19,196 Camden Property Trust 1,918,064
6,758 CareTrust REIT, Inc. 149,892
41,447 CBRE Group, Inc.
a
2,599,556
3,066 Cedar Realty Trust, Inc. 31,059
1,045 Centerspace 73,819
18,294 Colliers International Group, Inc. 1,630,544
Shares Common Stock (50.3%) Value
Real Estate (2.5%) - continued
1,110 Colony Credit Real Estate, Inc. $ 8,325
3,777 Columbia Property Trust, Inc. 54,162
2,536 Community Healthcare Trust, Inc. 119,471
1,442 Corepoint Lodging, Inc. 9,921
3,173 CoStar Group, Inc.
a
2,932,740
62,445 Cushman and Wakefield plc
a
926,059
4,011 Digital Realty Trust, Inc. 559,575
22,583 Douglas Emmett, Inc. 658,972
17,738 Duke Realty Corporation 708,988
3,032 EastGroup Properties, Inc. 418,598
7,661 EPR Properties 248,982
5,623 Equity Lifestyle Properties, Inc. 356,273
31,588 Essential Properties Realty Trust,
Inc. 669,666
957 Essex Property Trust, Inc. 227,211
2,323 Farmland Partners, Inc. 20,210
2,165 Federal Realty Investment Trust 184,285
26,804 First Industrial Realty Trust, Inc. 1,129,252
8,908 FirstService Corporation 1,218,258
20,701 Four Corners Property Trust, Inc. 616,269
3,611 Gaming and Leisure Properties,
Inc. 153,106
5,081 Getty Realty Corporation 139,931
2,690 Gladstone Commercial
Corporation 48,420
2,947 Gladstone Land Corporation 43,144
2,073 Global Medical REIT, Inc. 27,073
24,465 Healthcare Realty Trust, Inc. 724,164
770 Highwoods Properties, Inc. 30,515
75,981 Host Hotels & Resorts, Inc. 1,111,602
4,077 Hudson Pacific Properties, Inc. 97,930
10,785 Industrial Logistics Properties Trust 251,183
1,164 Innovative Industrial Properties,
Inc. 213,163
2,406 Iron Mountain, Inc. 70,929
3,031 Jones Lang LaSalle, Inc.
a
449,709
19,199 Kilroy Realty Corporation 1,102,023
606 Lamar Advertising Company 50,431
3,356 Lexington Realty Trust 35,641
1,207 Life Storage, Inc. 144,104
16,754 Macerich Company 178,765
24,434 Medical Properties Trust, Inc. 532,417
466 National Health Investors, Inc. 32,233
13,149 National Retail Properties, Inc. 538,057
52,914 National Storage Affiliates Trust 1,906,491
11,451 New Residential Investment
Corporation 113,823
3,598 New Senior Investment Group, Inc. 18,638
13,040 NexPoint Residential Trust, Inc. 551,722
6,801 Omega Healthcare Investors, Inc. 247,012
2,287 One Liberty Properties, Inc. 45,900
106 Orchid Island Capital, Inc. 553
1,214 Plymouth Industrial REIT, Inc. 18,210
1,085 PotlatchDeltic Corporation 54,272
3,647 Preferred Apartment Communities,
Inc. 26,988
2,758 Public Storage, Inc. 636,905
21,044 Rayonier, Inc. REIT 618,273
9,363 Realty Income Corporation 582,098
3,588 Regency Centers Corporation 163,577
24,774 Rexford Industrial Realty, Inc. 1,216,651
246 RMR Group, Inc. 9,501
18,502 Sabra Health Care REIT, Inc. 321,380
4,408 SBA Communications Corporation 1,243,629
45,735 Service Properties Trust 525,495

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.3%) Value
Real Estate (2.5%) - continued
3,996 SL Green Realty Corporation $ 238,082
6,062 Spirit Realty Capital, Inc. 243,511
8,559 STAG Industrial, Inc. 268,068
5,862 Store Capital Corporation 199,191
141,765 Sunstone Hotel Investors, Inc. 1,606,197
5,847 UDR, Inc. 224,700
1,791 UMH Properties, Inc. 26,525
6,427 Uniti Group, Inc. 75,389
88 Universal Health Realty Income
Trust 5,656
6,385 Vornado Realty Trust 238,416
4,520 WP Carey, Inc. 319,022
Total 43,116,694
Utilities (0.7%)
8,656 AES Corporation 203,416
2,489 ALLETE, Inc. 154,169
11,693 Alliant Energy Corporation 602,540
236 American States Water Company 18,764
2,346 Artesian Resources Corporation 86,990
2,811 Black Hills Corporation 172,736
29,673 CenterPoint Energy, Inc. 642,124
289 Chesapeake Utilities Corporation 31,273
17,127 CMS Energy Corporation 1,044,918
1,994 Consolidated Water Company,
Ltd. 24,028
1,827 DTE Energy Company 221,816
11,798 Duke Energy Corporation 1,080,225
15,665 Entergy Corporation 1,563,994
1,199 Essential Utilities, Inc. 56,701
3,999 Evergy, Inc. 221,984
12,653 Exelon Corporation 534,210
7,356 FirstEnergy Corporation 225,167
3,393 Hawaiian Electric Industries, Inc. 120,078
1,098 IDACORP, Inc. 105,441
2,732 MDU Resources Group, Inc. 71,961
305 Middlesex Water Company 22,103
1,395 National Fuel Gas Company 57,376
5,022 New Jersey Resources
Corporation 178,532
7,076 NextEra Energy, Inc. 545,913
1,248 Northwest Natural Holding
Company 57,396
11,567 NorthWestern Corporation 674,472
5,702 NRG Energy, Inc. 214,110
18,236 OGE Energy Corporation 580,999
1,250 Otter Tail Corporation 53,262
23,944 Portland General Electric
Company 1,024,085
2,226 Southwest Gas Holdings, Inc. 135,230
17,885 Spire, Inc. 1,145,355
11,236 UGI Corporation 392,811
1,446 Unitil Corporation 64,014
Total 12,328,193
Total Common Stock
(cost $580,496,477) 890,145,409
Shares
Registered Investment
Companies ( 39.7% ) Value
Unaffiliated  (0.6%)
10,116 Health Care Select Sector SPDR
Fund
b
1,147,559
3,208 ProShares Ultra S&P 500
b
293,051
Shares
Registered Investment
Companies (39.7%) Value
Unaffiliated  (0.6%)- continued
21,185 SPDR S&P 500 ETF Trust $ 7,920,648
4,417 SPDR S&P Biotech ETF
b
621,825
6,919 SPDR S&P Oil & Gas Exploration
ETF
b
404,761
16,561 SPDR S&P Regional Banking ETF 860,344
Total 11,248,188
Affiliated  (39.1%)
4,821,872 Thrivent Core Emerging Markets
Equity Fund 56,849,870
5,757,517 Thrivent Core International Equity
Fund 56,481,245
8,032,730 Thrivent Core Low Volatility Equity
Fund 101,212,401
4,700,959 Thrivent Global Stock Portfolio 66,524,684
2,207,067 Thrivent High Yield Portfolio 10,299,722
542,655 Thrivent Income Portfolio 6,209,708
13,123,673 Thrivent International Allocation
Portfolio 132,992,679
842,958 Thrivent International Index
Portfolio 10,668,058
3,884,006 Thrivent Large Cap Value Portfolio 74,499,889
1,029,210 Thrivent Limited Maturity Bond
Portfolio 10,399,657
4,586,424 Thrivent Mid Cap Stock Portfolio 104,051,290
2,946,745 Thrivent Small Cap Stock Portfolio 61,664,767
Total 691,853,970
Total Registered Investment
Companies (cost $588,883,091) 703,102,158
Principal
Amount Long-Term Fixed Income ( 3.6% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
24,686
MRA Issuance Trust
125,000
1.500%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
c,d,e
125,000
Total 149,686
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
17,627
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
2,774
Sequoia Mortgage Trust
47,120
3.118%,  9/20/2046, Ser.
2007-1, Class 4A1
e
36,517
WaMu Mortgage Pass Through
Certificates
22,027
3.039%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
21,019
33,772
3.019%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
33,132
Total 93,442

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (3.6%) Value
Mortgage-Backed Securities (1.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 1,150,805 3.000%,  3/25/2050 $ 1,207,805
394,185 3.000%,  4/1/2050 413,637
358,111 3.500%,  7/1/2047 380,018
Federal National Mortgage
Association
363,249 4.500%,  5/1/2048 394,861
553,870 3.500%,  10/1/2048 585,141
224,422 3.500%,  6/1/2049 237,342
622,850 3.500%,  8/1/2049 658,278
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,748,000 1.500%,  1/1/2036
f
1,798,268
6,242,000 2.000%,  1/1/2036
f
6,524,885
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,475,000 1.500%,  1/1/2051
f
1,490,036
4,875,000 2.000%,  1/1/2051
f,g
5,063,329
3,500,000 2.500%,  1/1/2051
f
3,688,941
500,000 2.000%,  2/1/2051
f,g
518,398
3,000,000 2.500%,  2/1/2051
f
3,156,441
1,081,104 4.000%,  7/1/2048 1,154,791
Total 27,272,171
U.S. Government & Agencies (2.1%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,868,837
920,000 2.250%,  11/15/2027 1,021,128
5,000,000 2.875%,  5/15/2028 5,790,430
170,000 5.250%,  11/15/2028 229,101
2,100,000 1.375%,  11/15/2040 2,072,766
120,000 3.000%,  5/15/2042 154,083
2,413,000 2.500%,  5/15/2046 2,877,125
U.S. Treasury Notes
100,000 0.125%,  10/15/2023 99,922
500,000 2.125%,  7/31/2024 534,102
2,330,000 2.250%,  11/15/2024 2,509,665
2,040,000 2.125%,  11/30/2024 2,188,458
640,000 2.625%,  1/31/2026 712,650
15,030,000 2.500%,  2/28/2026 16,658,641
Total 36,716,908
Total Long-Term Fixed Income
(cost $60,279,731) 64,232,207
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
18,860,605 Thrivent Cash Management Trust 18,860,605
Total Collateral Held for
Securities Loaned
(cost $18,860,605) 18,860,605
Shares or
Principal
Amount Short-Term Investments ( 7.5% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 0.095%, 1/6/2021
h,i
$ 1,399,994
4,000,000 0.060%, 1/12/2021
h,i
3,999,938
1,100,000 0.085%, 1/14/2021
h,i
1,099,978
3,300,000 0.070%, 1/19/2021
h,i
3,299,904
6,900,000 0.066%, 1/26/2021
h,i
6,899,705
4,500,000 0.050%, 1/27/2021
h,i
4,499,799
200,000 0.070%, 2/9/2021
h,i
199,984
1,000,000 0.075%, 2/10/2021
h,i
999,918
2,200,000 0.077%, 3/10/2021
h,i
2,199,642
6,500,000 0.070%, 3/30/2021
h,i
6,498,619
Thrivent Core Short-Term Reserve
Fund
10,277,727 0.240% 102,777,266
Total Short-Term Investments
(cost $133,793,408) 133,874,747
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
17 $136.50, expires 2/19/2021 3,985
Put on 30-Yr. U.S. Treasury Bond
Futures
17 $168.00, expires 2/19/2021 10,359
Total Options Purchased
(cost $20,813) 14,344
Total Investments (cost
$1,382,334,125) 102.2% $1,810,229,470
Other Assets and Liabilities, Net
(2.2%) (39,171,890)
Total Net Assets 100.0% $1,771,057,580
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $149,686 or 0.0%
of total net assets.
e Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 18,271,123
Total lending $18,271,123
Gross amount payable upon return of
collateral for securities loaned $18,860,605
Net amounts due to counterparty
$589,482
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 447,049,981
Gross unrealized depreciation (26,094,837)
Net unrealized appreciation (depreciation) $ 420,955,144
Cost for federal income tax purposes $ 1,389,955,052

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 50,998,049 50,998,049 – –
Consumer Discretionary 119,476,058 119,476,058 – –
Consumer Staples 26,153,737 26,153,737 – –
Energy 14,725,978 14,725,978 – –
Financials 115,494,390 113,547,549 1,946,841 –
Health Care 134,277,195 134,277,195 – –
Industrials 126,289,687 126,289,687 – –
Information Technology 218,417,000 216,829,197 1,587,803 –
Materials 28,868,428 27,610,539 1,257,888 1
Real Estate 43,116,694 43,116,694 – –
Utilities 12,328,193 12,328,193 – –
Registered Investment Companies
Unaffiliated 11,248,188 11,248,188 – –
Affiliated 477,310,454 477,310,454 – –
Long-Term Fixed Income
Asset-Backed Securities 149,686 – 24,686 125,000
Collateralized Mortgage Obligations 93,442 – 93,442 –
Mortgage-Backed Securities 27,272,171 – 27,272,171 –
U.S. Government & Agencies 36,716,908 – 36,716,908 –
Short-Term Investments 31,097,481 – 31,097,481 –
Options Purchased 14,344 14,344 – –
Subtotal Investments in Securities $1,474,048,083 $1,373,925,862 $99,997,220 $125,001
Other Investments  * Total
Affiliated Short-Term Investments 102,777,266
Affiliated Registered Investment Companies 214,543,516
Collateral Held for Securities Loaned 18,860,605
Subtotal Other Investments $336,181,387
Total Investments at Value $1,810,229,470
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,492,829 11,492,829 – –
Total Asset Derivatives $11,492,829 $11,492,829 $– $–
Liability Derivatives
Futures Contracts 10,810,450 10,810,450 – –
Call Options Written 5,696 – – 5,696
Total Liability Derivatives $10,816,146 $10,810,450 $– $5,696

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$30,690,483 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 61 March 2021 $ 8,416,260 $ 6,506
CBOT 2-Yr. U.S. Treasury Note 30 March 2021 6,622,124 7,173
CBOT U.S. Long Bond 3 March 2021 521,071 (1,508)
CME E-mini Russell 2000 Index 6 March 2021 592,031 409
CME E-mini S&P 500 Index 1,703 March 2021 311,472,729 7,737,591
CME E-mini S&P Mid-Cap 400 Index 4 March 2021 905,456 15,944
CME Euro Foreign Exchange Currency 202 March 2021 30,693,906 227,244
CME Ultra Long Term U.S. Treasury Bond 12 March 2021 2,571,971 (9,221)
Eurex Euro STOXX 50 Index 742 March 2021 31,609,476 488,231
ICE mini MSCI EAFE Index 299 March 2021 31,330,309 525,151
ICE US mini MSCI Emerging Markets Index 1,432 March 2021 89,762,851 2,472,269
Total Futures Long Contracts $ 514,498,184 $ 11,469,789
CBOT 5-Yr. U.S. Treasury Note (124) March 2021 ( $ 15,599,506) ( $ 44,837)
CME E-mini Russell 2000 Index (1,331) March 2021 (127,017,050) (4,405,890)
CME E-mini S&P Mid-Cap 400 Index (958) March 2021 (214,326,307) (6,348,994)
Ultra 10-Yr. U.S. Treasury Note (20) March 2021 (3,139,499) 12,311
Total Futures Short Contracts ( $ 360,082,362) ($10,787,410)
Total Futures Contracts $ 154,415,822 $682,379
The following table presents Aggressive Allocation Portfolio's options contracts held as of December 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 17.00 $ 136.50 February 2021 2,347,328 $ 3,985 ( $ 4,027)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 17.00 168.00 February 2021 2,944,188 10,359 (2,442)
Total Options Purchased Contracts $14,344 ($6,469)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.50) $ 103.25 February 2021 (518,398) ( $ 3,508) ( $ 1,125)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (0.50) 103.44 January 2021 (519,316) (2,188) (528)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($5,696) ($1,653)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 227,244
Total Foreign Exchange Contracts 227,244
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 11,239,595
Total Equity Contracts 11,239,595
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 25,990
Total Interest Rate Contracts 25,990
Total Asset Derivatives $11,492,829
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 10,754,884
Total Equity Contracts 10,754,884
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 55,566
Options Written Net Assets - Distributable earnings/(accumulated loss) 1,653
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 6,469
Total Interest Rate Contracts 63,688
Total Liability Derivatives $10,818,572
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (14,583,452)
Total Equity Contracts
(14,583,452)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 1,624,649
Total Foreign Exchange Contracts 1,624,649
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 14,922
Options Purchased Net realized gains/(losses) on Investments (4,288)
Futures Net realized gains/(losses) on Futures contracts 543,467
Total Interest Rate Contracts
554,101
Total ($12,404,702)

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (241,713)
Total Foreign Exchange Contracts (241,713)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,440,179)
Total Equity Contracts (2,440,179)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (1,653)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (6,469)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 105,744
Total Interest Rate Contracts 97,622
Total ($2,584,270)
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $398,003,644
Futures - Short (275,192,207)
Interest Rate Contracts
Futures - Long 20,608,646
Futures - Short (15,736,955)
Options Purchased 965,145
Options Written (1,411,234)
Foreign Exchange Contracts
Futures - Long 36,034,266

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $47,423 $– $56,850 4,822 3.2%
Core International Equity 66,155 1,274 11,400 56,481 5,758 3.2
Core Low Volatility Equity 64,230 32,057 – 101,212 8,033 5.7
Global Stock 57,741 6,627 – 66,525 4,701 3.8
High Yield 10,023 509 – 10,300 2,207 0.6
Income 5,559 200 – 6,210 543 0.3
International Allocation 138,230 5,662 8,000 132,993 13,124 7.5
International Index – 8,212 – 10,668 843 0.6
Large Cap Value 71,333 2,626 – 74,500 3,884 4.2
Limited Maturity Bond 9,999 214 – 10,400 1,029 0.6
Mid Cap Stock 85,507 3,272 – 104,051 4,586 5.9
Small Cap Stock 50,260 5,371 – 61,665 2,947 3.5
Total Affiliated Registered Investment
Companies 559,037 691,855 39.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 144,108 366,651 408,014 102,777 10,278 5.8
Total Affiliated Short-Term Investments 144,108 102,777 5.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,245 225,015 216,399 18,861 18,861 1.1
Total Collateral Held for Securities Loaned 10,245 18,861 1.1
Total Value $713,390 $813,493
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $9,427 $ – $423
Core International Equity (239) 691 – 1,274
Core Low Volatility Equity – 4,925 269 1,788
Global Stock – 2,157 5,669 957
High Yield – (232) – 509
Income – 451 28 172
International Allocation (7,184) 4,285 1,932 3,730
International Index – 2,456 96 116
Large Cap Value – 541 1,393 1,234
Limited Maturity Bond – 187 – 214
Mid Cap Stock – 15,272 2,864 408
Small Cap Stock – 6,034 5,053 317
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (50) 82 – 993
Total Income/Non Income Cash from Affiliated
Investments $12,135
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 72
Total Affiliated Income from Securities Loaned, Net $72
Total Value $(7,473) $46,276 $17,305

All Cap Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (5.5%)
730 Alphabet, Inc., Class A
a
$ 1,279,427
28,700 Comcast Corporation 1,503,880
12,490 Facebook, Inc.
a
3,411,769
23,480 QuinStreet, Inc.
a
503,411
16,840 Verizon Communications, Inc. 989,350
Total 7,687,837
Consumer Discretionary (12.5%)
1,630 Amazon.com, Inc.
a
5,308,796
10,700 Aptiv plc 1,394,103
1,140 AutoZone, Inc.
a
1,351,402
630 Booking Holdings, Inc.
a
1,403,180
3,310 Burlington Stores, Inc.
a
865,730
10,870 Canada Goose Holdings, Inc.
a,b
323,600
700 Chipotle Mexican Grill, Inc.
a
970,697
7,870 Dollar Tree, Inc.
a
850,275
990 Domino's Pizza, Inc. 379,625
3,690 Lear Corporation 586,821
2,470 Netflix, Inc.
a
1,335,603
180 NVR, Inc.
a
734,375
16,750 Sony Corporation ADR 1,693,425
3,753 Wingstop, Inc. 497,460
Total 17,695,092
Consumer Staples (5.9%)
45,910 Alimentation Couche-Tard, Inc. 1,564,597
3,850 Casey's General Stores, Inc. 687,687
14,650 Celsius Holdings, Inc.
a
737,041
3,150 Costco Wholesale Corporation 1,186,857
18,420 Philip Morris International, Inc. 1,524,992
18,610 Sysco Corporation 1,381,979
28,220 Turning Point Brands, Inc. 1,257,483
Total 8,340,636
Energy (2.1%)
21,680 BP plc ADR 444,873
17,610 Helmerich & Payne, Inc. 407,848
7,400 Pioneer Natural Resources
Company 842,786
10,480 Valero Energy Corporation 592,854
81,700 WPX Energy, Inc.
a
665,855
Total 2,954,216
Financials (13.2%)
13,800 Ally Financial, Inc. 492,108
5,940 American Express Company 718,205
17,290 Arch Capital Group, Ltd.
a
623,650
14,170 Chubb, Ltd. 2,181,047
18,210 Equitable Holdings, Inc. 465,994
15,450 Essent Group, Ltd. 667,440
82,961 Everi Holdings, Inc.
a
1,145,691
6,270 First Republic Bank 921,251
11,130 Interactive Brokers Group, Inc. 678,040
10,160 Intercontinental Exchange, Inc. 1,171,346
19,100 J.P. Morgan Chase & Company 2,427,037
6,460 James River Group Holdings, Ltd. 317,509
3,740 Kinsale Capital Group, Inc. 748,486
21,440 Morgan Stanley 1,469,283
2,950 S&P Global, Inc. 969,754
2,500 SVB Financial Group
a
969,575
5,010 Torchmark Corporation 475,750
15,490 Western Alliance Bancorp 928,626
17,730 Zions Bancorporations NA 770,191
Shares Common Stock (97.8%) Value
Financials (13.2%) - continued
1,110 Zurich Insurance Group AG $ 467,778
Total 18,608,761
Health Care (12.8%)
9,020 Abbott Laboratories 987,600
4,070 ACADIA Pharmaceuticals, Inc.
a
217,582
10,180 AMN Healthcare Services, Inc.
a
694,785
3,360 Anthem, Inc. 1,078,862
10,840 BioMarin Pharmaceutical, Inc.
a
950,560
5,370 Catalent, Inc.
a
558,856
10,560 Cigna Holding Company 2,198,381
1,740 Dexcom, Inc.
a
643,313
14,620 Edwards Lifesciences Corporation
a
1,333,783
4,330 Guardant Health, Inc.
a
558,050
5,960 Jazz Pharmaceuticals, Inc.
a
983,698
16,040 Johnson & Johnson 2,524,375
3,550 LHC Group, Inc.
a
757,286
19,760 Medtronic plc 2,314,686
25,160 Merck & Company, Inc. 2,058,088
4,530 Zymeworks, Inc.
a
214,088
Total 18,073,993
Industrials (11.0%)
16,160 Altra Industrial Motion Corporation 895,749
25,500 Arconic, Inc. 727,770
5,710 Carlisle Companies, Inc. 891,788
4,940 Honeywell International, Inc. 1,050,738
10,370 Kansas City Southern 2,116,828
1,990 Lockheed Martin Corporation 706,410
20,770 Meritor, Inc.
a
579,691
1,880 Nordson Corporation 377,786
5,910 Parker-Hannifin Corporation 1,609,943
4,960 Regal-Beloit Corporation 609,138
15,770 Ritchie Brothers Auctioneers, Inc. 1,096,803
3,390 Roper Industries, Inc. 1,461,395
23,900 Summit Materials, Inc.
a
479,912
7,470 Timken Company 577,879
4,860 Toro Company 460,922
3,550 Valmont Industries, Inc. 621,002
6,230 Waste Connections, Inc. 639,011
15,680 Willdan Group, Inc.
a
653,856
Total 15,556,621
Information Technology (24.4%)
4,010 Adobe, Inc.
a
2,005,481
6,110 Advanced Energy Industries, Inc.
a
592,487
4,180 Akamai Technologies, Inc.
a
438,858
1,320 ANSYS, Inc.
a
480,216
37,120 Apple, Inc. 4,925,453
3,800 ASML Holding NV GDR 1,853,336
6,160 Atlassian Corporation plc
a
1,440,639
4,810 Blackline, Inc.
a
641,558
10,290 Ciena Corporation
a
543,826
24,450 Cisco Systems, Inc. 1,094,138
9,400 Dolby Laboratories, Inc. 913,022
4,390 Euronet Worldwide, Inc.
a
636,199
5,050 F5 Networks, Inc.
a
888,497
6,460 Five9, Inc.
a
1,126,624
25,920 Juniper Networks, Inc. 583,459
21,880 Lattice Semiconductor
Corporation
a
1,002,542
3,800 MasterCard, Inc. 1,356,372
4,030 Microsoft Corporation 896,353
16,560 National Instruments Corporation 727,646

All Cap Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Information Technology (24.4%) - continued
21,860 Nuance Communications, Inc.
a
$ 963,807
3,740 NVIDIA Corporation 1,953,028
9,000 PayPal Holdings, Inc.
a
2,107,800
5,640 ServiceNow, Inc.
a
3,104,425
1,260 Shopify Inc.
a
1,426,257
3,795 Snowflake, Inc.
a
1,067,913
7,400 Visa, Inc. 1,618,602
Total 34,388,538
Materials (4.2%)
56,650 Axalta Coating Systems, Ltd.
a
1,617,357
5,210 Ball Corporation 485,468
11,300 Berry Plastics Group, Inc.
a
634,947
20,290 CF Industries Holdings, Inc. 785,426
18,460 Element Solutions, Inc. 327,296
17,760 LyondellBasell Industries NV 1,627,881
12,240 Steel Dynamics, Inc. 451,289
Total 5,929,664
Real Estate (3.3%)
3,390 Alexandria Real Estate Equities,
Inc. 604,166
3,020 American Tower Corporation 677,869
5,900 Camden Property Trust 589,528
14,235 Cousins Properties, Inc. 476,873
13,820 Duke Realty Corporation 552,385
730 Equinix, Inc. 521,351
21,090 Physicians Realty Trust 375,402
4,390 Prologis, Inc. 437,507
6,070 QTS Realty Trust, Inc. 375,612
Total 4,610,693
Utilities (2.9%)
28,260 CenterPoint Energy, Inc. 611,547
10,600 Duke Energy Corporation 970,536
5,000 Entergy Corporation 499,200
9,340 Evergy, Inc. 518,463
13,724 NextEra Energy, Inc. 1,058,807
7,830 NorthWestern Corporation 456,567
Total 4,115,120
Total Common Stock
(cost $101,773,220) 137,961,171
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
7,740 SPDR S&P Homebuilders ETF 446,134
Total 446,134
Total Registered Investment
Companies (cost $314,103) 446,134
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
104,550 Thrivent Cash Management Trust 104,550
Total Collateral Held for
Securities Loaned
(cost $104,550) 104,550
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
266,029 0.240% $ 2,660,288
Total Short-Term Investments
(cost $2,659,488) 2,660,288
Total Investments (cost
$104,851,361) 100.1% $141,172,143
Other Assets and Liabilities, Net
(0.1%) (106,065)
Total Net Assets 100.0% $141,066,078
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
December 31, 2020:
Securities Lending Transactions
Common Stock $ 101,218
Total lending $101,218
Gross amount payable upon return of
collateral for securities loaned $104,550
Net amounts due to counterparty
$3,332
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,853,394
Gross unrealized depreciation (1,735,728)
Net unrealized appreciation (depreciation) $ 36,117,666
Cost for federal income tax purposes $ 105,054,477

All Cap Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,687,837 7,687,837 – –
Consumer Discretionary 17,695,092 17,695,092 – –
Consumer Staples 8,340,636 6,776,039 1,564,597 –
Energy 2,954,216 2,954,216 – –
Financials 18,608,761 18,140,983 467,778 –
Health Care 18,073,993 18,073,993 – –
Industrials 15,556,621 15,556,621 – –
Information Technology 34,388,538 34,388,538 – –
Materials 5,929,664 5,929,664 – –
Real Estate 4,610,693 4,610,693 – –
Utilities 4,115,120 4,115,120 – –
Registered Investment Companies
Unaffiliated 446,134 446,134 – –
Subtotal Investments in Securities $138,407,305 $136,374,930 $2,032,375 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,660,288
Collateral Held for Securities Loaned 104,550
Subtotal Other Investments $2,764,838
Total Investments at Value $141,172,143
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1,093 $15,043 $13,475 $2,660 266 1.9%
Total Affiliated Short-Term Investments 1,093 2,660 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 2,173 2,068 105 105 0.1
Total Collateral Held for Securities Loaned – 105 0.1
Total Value $1,093 $2,765
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(2) $1 $ – $18
Total Income/Non Income Cash from Affiliated
Investments $18
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(2) $1 $0

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 14.5% )
a
Value
Basic Materials (0.6%)
Avantor Funding, Inc., Term Loan
$ 215,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 215,135
Ball Metalpack Finco, LLC, Term
Loan
204,750
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
200,553
Hexion, Inc., Term Loan
345,792
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
b
342,334
Innophos Holdings, Inc., Term
Loan
347,375
3.647%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
346,506
Momentive Performance Materials
USA, LLC, Term Loan
331,945
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
b
326,966
Nouryon USA, LLC, Term Loan
863,170
3.153%,  (LIBOR 1M +
3.000%), 10/1/2025
b
853,097
Pixelle Specialty Solutions, LLC,
Term Loan
607,989
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
605,101
Total 2,889,692
Capital Goods (1.5%)
Asplundh Tree Expert, LLC, Term
Loan
224,437
2.647%,  (LIBOR 1M +
2.500%), 9/4/2027
b
224,859
Flex Acquisition Company, Inc.
Term Loan
702,368
3.225%,  (LIBOR 3M +
3.000%), 6/29/2025
b
693,061
Gemini HDPE, LLC, Term Loan
520,000
0.000%,  (LIBOR 1M +
3.000%), 12/28/2027
b,d,e
516,100
GFL Environmental, Inc., Term
Loan
535,000
0.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
535,444
Mauser Packaging Solutions
Holding Company, Term Loan
497,447
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
479,414
Natgasoline, LLC, Term Loan
426,300
3.750%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
423,103
Navistar, Inc., Term Loan
753,687
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
751,992
Reynolds Group Holdings, Inc.,
Term Loan
122,630
2.897%,  (LIBOR 1M +
2.750%), 2/5/2023
b
122,017
450,000
3.397%,  (LIBOR 1M +
3.250%), 2/16/2026
b
446,062
TransDigm, Inc., Term Loan
1,217,700
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,191,702
Principal
Amount Bank Loans (14.5%)
a
Value
Capital Goods (1.5%) - continued
Vertiv Group Corporation, Term
Loan
$ 1,161,225
3.153%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 1,153,062
Total 6,536,816
Communications Services (4.2%)
Altice France SA, Term Loan
337,750
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
330,124
Cablevision Lightpath, LLC, Term
Loan
520,000
3.750%,  (LIBOR 3M +
3.250%), 12/1/2027
b
518,539
CCI Buyer, Inc., Term Loan
135,000
0.000%,  (LIBOR 1M +
4.000%), 12/12/2027
b,d,e
134,775
CenturyLink, Inc., Term Loan
1,234,863
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,220,662
CommScope, Inc., Term Loan
903,563
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
895,656
Coral-US Co-Borrower, LLC, Term
Loan
1,440,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,420,502
CSC Holdings, LLC, Term Loan
622,425
2.409%,  (LIBOR 1M +
2.250%), 7/17/2025
b
612,199
1,329,950
2.659%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,316,092
Diamond Sports Group, LLC, Term
Loan
1,032,657
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
909,812
E.W. Scripps Company, Term Loan
245,000
0.000%,  (LIBOR 1M +
3.000%), 12/15/2027
b,d,e
245,000
Eagle Broadband Investments,
LLC, Term Loan
865,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b,d,e
863,382
Entercom Media Corporation, Term
Loan
520,257
2.648%,  (LIBOR 1M +
2.500%), 11/17/2024
b
507,251
GCI, LLC, Term Loan
822,938
3.500%,  (LIBOR 3M +
2.750%), 10/15/2025
b,d,e
818,568
Gray Television, Inc., Term Loan
315,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
312,187
HCP Acquisition, LLC, Term Loan
802,700
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
802,363
iHeartCommunications, Inc., Term
Loan
401,955
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
394,921

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (14.5%)
a
Value
Communications Services (4.2%) - continued
Meredith Corporation, Term Loan
$ 448,872
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 450,892
NEP Group, Inc., Term Loan
705,600
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
667,187
Nexstar Broadcasting, Inc., Term
Loan
772,374
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
766,295
Nielsen Finance, LLC, Term Loan
278,600
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
279,934
Radiate Holdco, LLC, Term Loan
1,235,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,235,580
SBA Senior Finance II, LLC, Term
Loan
513,518
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
507,238
Terrier Media Buyer, Inc., Term
Loan
420,750
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
420,620
223,875
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
223,315
TNS, Inc., Term Loan
274,037
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
271,297
Virgin Media Bristol, LLC, Term
Loan
1,170,000
2.659%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,158,089
WideOpenWest Finance, LLC,
Term Loan
652,328
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
648,884
Xplornet Communications, Inc.,
Term Loan
538,135
4.897%,  (LIBOR 1M +
4.750%), 6/10/2027
b
538,270
Ziggo Financing Partnership, Term
Loan
760,000
2.659%,  (LIBOR 1M +
2.500%), 4/30/2028
b
754,536
Total 19,224,170
Consumer Cyclical (2.2%)
1011778 B.C., LLC, Term Loan
928,206
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
913,995
Boyd Gaming Corporation, Term
Loan
195,948
2.352%,  (LIBOR 1W +
2.250%), 9/15/2023
b
194,008
Caesars Resort Collection, LLC,
Term Loan
693,263
4.647%,  (LIBOR 1M +
4.500%), 7/20/2025
b
693,478
Carnival Corporation, Term Loan
349,123
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
358,724
Principal
Amount Bank Loans (14.5%)
a
Value
Consumer Cyclical (2.2%) - continued
Cengage Learning, Inc., Term
Loan
$ 341,486
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
$ 326,778
Four Seasons Hotels, Ltd., Term
Loan
557,576
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
553,093
Golden Entertainment, Inc., Term
Loan
1,037,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,011,777
Golden Nugget, LLC, Term Loan
515,563
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
496,631
Harbor Freight Tools USA, Inc.,
Term Loan
675,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
673,873
IAA, Inc., Term Loan
217,687
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
215,691
LCPR Loan Financing, LLC, Term
Loan
1,120,000
5.159%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,123,035
Michaels Stores, Inc., Term Loan
493,763
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
489,442
Scientific Games International,
Inc., Term Loan
1,800,962
2.897%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,756,389
Staples, Inc., Term Loan
191,578
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
186,980
323,514
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
312,741
Stars Group Holdings BV, Term
Loan
417,529
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
418,807
Tenneco, Inc., Term Loan
259,338
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
252,422
Total 9,977,864
Consumer Non-Cyclical (2.5%)
Adient US, LLC, Term Loan
209,468
4.414%,  (LIBOR 3M +
4.250%), 5/6/2024
b
209,119
Bausch Health Americas, Inc.,
Term Loan
1,007,084
3.148%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,002,683
Bellring Brands, LLC, Term Loan
193,276
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
193,856
Change Healthcare Holdings, LLC,
Term Loan
386,122
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
383,998

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (14.5%)
a
Value
Consumer Non-Cyclical (2.5%) - continued
Chobani, LLC, Term Loan
$ 269,325
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
$ 268,382
CNT Holdings I Corporation, Term
Loan
350,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
349,398
95,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
96,425
Dole Food Company, Inc., Term
Loan
406,644
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
405,628
Endo International plc, Term Loan
565,820
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
555,918
Global Medical Response, Inc.,
Term Loan
1,755,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,740,381
Grifols Worldwide Operations USA,
Inc., Term Loan
574,200
2.102%,  (LIBOR 1W +
2.000%), 11/15/2027
b
568,820
IQVIA, Inc., Term Loan
143,885
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
142,877
Jaguar Holding Company II, Term
Loan
518,628
3.500%,  (LIBOR 1M +
2.500%), 8/18/2022
b
518,177
JBS USA LUX SA, Term Loan
854,133
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
846,659
MPH Acquisition Holdings, LLC,
Term Loan
1,243,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,236,935
Ortho-Clinical Diagnostics SA,
Term Loan
1,294,826
3.398%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,274,756
Plantronics, Inc., Term Loan
409,650
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
400,047
Precision Medicine Group, LLC,
Term Loan
55,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
55,000
435,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b,c
435,000
Sotera Health Holdings, LLC, Term
Loan
378,401
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
379,506
US Foods, Inc., Term Loan
138,909
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
136,684
Total 11,200,249
Principal
Amount Bank Loans (14.5%)
a
Value
Energy (0.3%)
Buckeye Partners, LP, Term Loan
$ 148,875
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b
$ 148,573
Calpine Corporation, Term Loan
675,000
2.650%,  (LIBOR 1M +
2.500%), 12/16/2027
b
669,937
Lummus Technology Holdings V,
LLC, Term Loan
588,525
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
588,278
Total 1,406,788
Financials (1.1%)
Asurion, LLC, Term Loan
215,000
0.000%,  (LIBOR 1M +
3.250%), 12/18/2026
b,d,e
212,571
Avolon TLB Borrower 1 US, LLC,
Term Loan
408,618
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
405,300
BPR Nimbus, LLC, Term Loan
444,717
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
418,897
Delos Finance SARL, Term Loan
175,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
174,708
INEOS U.S. Finance, LLC, Term
Loan
138,926
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
137,228
Level 3 Financing, Inc., Term Loan
725,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
712,160
MoneyGram International, Inc.,
Term Loan
399,220
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
399,121
NCR Corporation, Term Loan
607,313
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
596,636
Newco Financing Partnership,
Term Loan
560,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
560,280
Northriver Midstream Finance, LP,
Term Loan
582,550
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
b
572,274
Tronox Finance, LLC, Term Loan
302,915
3.197%,  (LIBOR 1M +
3.000%), 9/22/2024
b
300,985
UPC Financing Partnership, Term
Loan
560,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
560,280
Total 5,050,440
Technology (1.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
552,277
3.714%,  (LIBOR 3M +
3.500%), 8/21/2026
b
530,578

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (14.5%)
a
Value
Technology (1.1%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 1,492,207
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
$ 1,495,937
Rackspace Technology Global,
Inc., Term Loan
1,481,663
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,478,329
SS&C Technologies, Inc., Term
Loan
344,293
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
339,473
269,103
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
265,336
Zayo Group Holdings, Inc., Term
Loan
988,776
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
981,361
Total 5,091,014
Transportation (0.4%)
Genesee & Wyoming, Inc., Term
Loan
689,787
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
687,739
SkyMiles IP, Ltd., Term Loan
695,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
719,561
United Airlines, Inc., Term Loan
514,653
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
503,073
Total 1,910,373
Utilities (0.6%)
Advanced Drainage Systems, Inc.,
Term Loan
61,671
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
61,490
Core and Main, LP, Term Loan
480,150
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
477,351
EnergySolutions, LLC, Term Loan
341,250
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
335,135
Exgen Renewables IV, LLC, Term
Loan
695,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
693,957
Pacific Gas and Electric Company,
Term Loan
860,675
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
b
869,497
Talen Energy Supply, LLC, Term
Loan
247,950
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
243,197
Total 2,680,627
Total Bank Loans
(cost $66,089,163) 65,968,033
Shares Common Stock ( 38.3% ) Value
Communications Services (3.0%)
3,673 Activision Blizzard, Inc. $ 341,038
1,413 Alphabet, Inc., Class A
f
2,476,480
625 Alphabet, Inc., Class C
f
1,094,925
5,699 AT&T, Inc. 163,903
1,597 Charter Communications, Inc.
f
1,056,495
22,319 Comcast Corporation 1,169,516
13,457 Discovery, Inc., Class A
f,g
404,921
10,533 DISH Network Corporation
f
340,637
4,821 Facebook, Inc.
f
1,316,904
5,775 Live Nation Entertainment, Inc.
f
424,347
1,726 Match Group, Inc.
f
260,954
21,730 QuinStreet, Inc.
f
465,891
22,060 Twitter, Inc.
f
1,194,549
11,157 Uber Technologies, Inc.
f
569,007
20,400 Verizon Communications, Inc. 1,198,500
3,254 Walt Disney Company
f
589,560
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
3,845
3,908 Zillow Group, Inc.
f
531,254
Total 13,602,726
Consumer Discretionary (4.5%)
1,507 Amazon.com, Inc.
f
4,908,193
10,507 Aptiv plc 1,368,957
233 AutoZone, Inc.
f
276,207
640 Bloomin' Brands, Inc. 12,429
403 Booking Holdings, Inc.
f
897,590
4,675 Callaway Golf Company 112,247
7,278 Cedar Fair, LP 286,316
424 Chipotle Mexican Grill, Inc.
f
587,965
10,640 Cooper-Standard Holdings, Inc.
f
368,889
3,970 Crocs, Inc.
f
248,760
4,544 D.R. Horton, Inc. 313,172
862 Denny's Corporation
f
12,654
70 Dick's Sporting Goods, Inc. 3,935
1,730 Domino's Pizza, Inc. 663,386
184 Dorman Products, Inc.
f
15,975
654 eBay, Inc. 32,863
1,009 Emerald Holding, Inc. 5,469
2,843 Expedia Group, Inc. 376,413
11,491 Harley-Davidson, Inc. 421,720
89 Helen of Troy, Ltd.
f
19,775
4,760 Home Depot, Inc. 1,264,351
6,585 Leggett & Platt, Inc. 291,715
9,232 Libbey, Inc.
f
27,696
7,375 Lowe's Companies, Inc. 1,183,761
2,256 Lululemon Athletica, Inc.
f
785,156
245 Madison Square Garden Sports
Corporation
f
45,104
351 Marriott International, Inc. 46,304
2,081 McDonald's Corporation 446,541
6,712 Miller Industries, Inc. 255,190
1,259 Mohawk Industries, Inc.
f
177,456
209 Netflix, Inc.
f
113,013
114 NIKE, Inc. 16,128
236 NVR, Inc.
f
962,847
816 Playa Hotels and Resorts NV
f
4,855
1,351 RH
f
604,600
2,481 Sleep Number Corporation
f
203,095
5,979 Sony Corporation ADR 604,477
45 Starbucks Corporation 4,814
9,415 Stoneridge, Inc.
f
284,615
1,719 Tesla, Inc.
f
1,213,047
3,427 Texas Roadhouse, Inc. 267,854
19,010 Under Armour, Inc., Class C
f
282,869

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Consumer Discretionary (4.5%) - continued
113 Wayfair, Inc.
f
$ 25,517
1,496 Yum! Brands, Inc. 162,406
6,756 Zumiez, Inc.
f
248,486
Total 20,454,812
Consumer Staples (1.4%)
3,664 BJ's Wholesale Club Holdings,
Inc.
f
136,594
3,813 Bunge, Ltd. 250,057
5,957 Colgate-Palmolive Company 509,383
1,746 Costco Wholesale Corporation 657,858
28,221 Cott Corporation 442,505
17,503 Hain Celestial Group, Inc.
f
702,746
1,889 John B. Sanfilippo & Son, Inc. 148,967
1,902 Kimberly-Clark Corporation 256,447
6,891 Lamb Weston Holdings, Inc. 542,597
746 McCormick & Company, Inc. 71,318
1,607 Monster Beverage Corporation
f
148,615
373 PepsiCo, Inc. 55,316
2,118 Philip Morris International, Inc. 175,349
2,895 Procter & Gamble Company 402,810
8,893 Turning Point Brands, Inc. 396,272
8,929 Wal-Mart Stores, Inc. 1,287,115
Total 6,183,949
Energy (1.1%)
15,046 BP plc ADR 308,744
613 Cheniere Energy, Inc.
f
36,798
5,872 Chevron Corporation 495,890
2,280 Core Laboratories NV 60,443
24,024 Devon Energy Corporation 379,819
3,476 Diamondback Energy, Inc. 168,238
5,662 Enbridge, Inc. 181,127
15,189 Enterprise Products Partners, LP 297,553
3,603 EOG Resources, Inc. 179,682
6,626 EQT Corporation 84,216
5,105 Exxon Mobil Corporation 210,428
8,686 Halliburton Company 164,165
17,878 Helmerich & Payne, Inc. 414,055
1,700 Kinder Morgan, Inc. 23,239
8,410 Marathon Petroleum Corporation 347,838
1,300 MPLX, LP 28,145
10,500 Nine Energy Service, Inc.
f
28,560
1,147 PDC Energy, Inc.
f
23,548
3,912 Pioneer Natural Resources
Company 445,538
6,213 Schlumberger, Ltd. 135,630
4,823 Valero Energy Corporation 272,837
1,100 Williams Companies, Inc. 22,055
68,190 WPX Energy, Inc.
f
555,749
Total 4,864,297
Financials (5.8%)
8,307 Aflac, Inc. 369,412
8,965 Air Lease Corporation 398,225
81 Alleghany Corporation 48,899
18,840 Ally Financial, Inc. 671,834
3,346 American Express Company 404,565
843 Aon plc 178,101
2,392 Ares Capital Corporation 40,401
2,500 Arthur J. Gallagher & Company 309,275
23,756 Assured Guaranty, Ltd. 748,076
34,707 Bank of America Corporation 1,051,969
308 Bank of Marin Bancorp 10,577
Shares Common Stock (38.3%) Value
Financials (5.8%) - continued
6,594 Bank of N.T. Butterfield & Son, Ltd. $ 205,469
1,903 Berkshire Hathaway, Inc.
f
441,249
4,000 BlackRock TCP Capital
Corporation 44,960
882 BlackRock, Inc. 636,398
2,721 Blackstone Mortgage Trust, Inc. 74,909
800 Boston Private Financial Holdings,
Inc. 6,760
16,720 Bridgewater Bancshares, Inc.
f
208,833
7,825 Capital One Financial Corporation 773,501
13,939 Charles Schwab Corporation 739,325
5,122 Chubb, Ltd. 788,378
15,662 Citigroup, Inc. 965,719
1,889 CME Group, Inc. 343,892
11,725 Columbia Banking System, Inc. 420,927
2,971 Comerica, Inc. 165,960
1,246 Community Trust Bancorp, Inc. 46,164
4,903 Discover Financial Services 443,869
2,033 Ellington Residential Mortgage
REIT 26,510
3,477 Evercore, Inc. 381,218
22,655 Everi Holdings, Inc.
f
312,866
629 FactSet Research Systems, Inc. 209,142
313 FBL Financial Group, Inc. 16,436
370 Financial Institutions, Inc. 8,325
2,271 First Busey Corporation 48,940
1,143 First Financial Bancorp 20,037
239 First Mid-Illinois Bancshares, Inc. 8,045
1,604 Flagstar Bancorp, Inc. 65,379
2,400 FS KKR Capital Corporation 39,744
2,600 FS KKR Capital Corporation II 42,640
4,648 Fulton Financial Corporation 59,123
3,075 Glacier Bancorp, Inc. 141,481
799 Goldman Sachs Group, Inc. 210,704
3,881 Golub Capital BDC, Inc. 54,877
1,426 Great Southern Bancorp, Inc. 69,731
3,950 Hancock Whitney Corporation 134,379
365 Hanmi Financial Corporation 4,139
2,001 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 126,923
12,243 Heartland Financial USA, Inc. 494,250
21,223 Heritage Commerce Corporation 188,248
958 Hometrust Bancshares, Inc. 18,499
7,631 Hope Bancorp, Inc. 83,254
433 Independent Bank Corporation 7,998
5,630 Interactive Brokers Group, Inc. 342,980
12,047 J.P. Morgan Chase & Company 1,530,812
4,337 James River Group Holdings, Ltd. 213,164
6,580 Kemper Corporation 505,541
31,444 KeyCorp 515,996
2,322 Kinsale Capital Group, Inc. 464,702
646 Lakeland Bancorp, Inc. 8,204
60 Markel Corporation
f
61,998
82 MarketAxess Holdings, Inc. 46,786
900 Marsh & McLennan Companies,
Inc. 105,300
7,669 Meridian Bancorp, Inc. 114,345
7,219 MetLife, Inc. 338,932
3,048 MidWestOne Financial Group, Inc. 74,676
661 Moody's Corporation 191,849
11,540 Morgan Stanley 790,836
230 MSCI, Inc. 102,702
695 Nasdaq, Inc. 92,254
266 Peapack-Gladstone Financial
Corporation 6,054

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Financials (5.8%) - continued
2,855 Primerica, Inc. $ 382,370
214 QCR Holdings, Inc. 8,472
16,448 Radian Group, Inc. 333,072
4,674 Raymond James Financial, Inc. 447,162
1,813 S&P Global, Inc. 595,987
8,312 Santander Consumer USA
Holdings, Inc. 183,030
10,229 Seacoast Banking Corporation of
Florida
f
301,244
1,837 Selective Insurance Group, Inc. 123,042
2,713 Sixth Street Specialty Lending, Inc. 56,295
840 Starwood Property Trust, Inc. 16,212
7,557 Synovus Financial Corporation 244,620
2,031 T. Rowe Price Group, Inc. 307,473
9,743 Triumph Bancorp, Inc.
f
473,023
9,320 Truist Financial Corporation 446,708
305 Trustmark Corporation 8,330
1,834 Umpqua Holdings Corporation 27,767
42,793 Wells Fargo & Company 1,291,493
20,004 Western Alliance Bancorp 1,199,240
19,263 Zions Bancorporations NA 836,785
1,053 Zurich Insurance Group AG 443,757
Total 26,543,748
Health Care (5.2%)
4,902 Abbott Laboratories 536,720
3,298 AbbVie, Inc. 353,381
2,133 Alexion Pharmaceuticals, Inc.
f
333,260
1,088 Align Technology, Inc.
f
581,405
3,367 Amgen, Inc. 774,141
4,965 AMN Healthcare Services, Inc.
f
338,861
2,074 Anthem, Inc. 665,941
7,526 Ardelyx, Inc.
f
48,693
1,482 Becton, Dickinson and Company 370,826
1,272 Biogen, Inc.
f
311,462
3,055 Biohaven Pharmaceutical Holding
Company, Ltd.
f
261,844
176 Bio-Techne Corporation 55,889
3,701 Catalent, Inc.
f
385,163
6,951 Centene Corporation
f
417,269
2,760 Cerner Corporation 216,605
2,931 Cigna Holding Company 610,176
5,205 CVS Health Corporation 355,501
3,860 Danaher Corporation 857,460
718 Dexcom, Inc.
f
265,459
8,011 Edwards Lifesciences Corporation
f
730,844
7,503 GlaxoSmithKline plc ADR 276,110
8,269 Halozyme Therapeutics, Inc.
f
353,169
2,810 HCA Healthcare, Inc. 462,133
714 Humana, Inc. 292,933
201 Illumina, Inc.
f
74,370
923 Intuitive Surgical, Inc.
f
755,106
2,152 IQVIA Holding, Inc.
f
385,574
4,058 Jazz Pharmaceuticals, Inc.
f
669,773
13,180 Johnson & Johnson 2,074,268
707 Kura Oncology, Inc.
f
23,091
1,294 LHC Group, Inc.
f
276,036
13,276 Medtronic plc 1,555,151
12,365 Merck & Company, Inc. 1,011,457
302 Mettler-Toledo International, Inc.
f
344,183
2,784 Novo Nordisk AS ADR 194,462
2,039 NuVasive, Inc.
f
114,857
843 PerkinElmer, Inc. 120,970
1,328 Quidel Corporation
f
238,575
347 Reata Pharmaceuticals, Inc.
f
42,896
Shares Common Stock (38.3%) Value
Health Care (5.2%) - continued
210 STERIS plc $ 39,803
3,077 Stryker Corporation 753,988
6,278 Syneos Health, Inc.
f
427,720
5,991 Tactile Systems Technology, Inc.
f
269,236
64 TCR2 Therapeutics, Inc.
f
1,980
1,164 Teladoc Health, Inc.
f,g
232,753
2,407 Thermo Fisher Scientific, Inc. 1,121,132
2,515 UnitedHealth Group, Inc. 881,960
2,829 Universal Health Services, Inc. 388,988
1,126 Veeva Systems, Inc.
f
306,554
1,276 Vertex Pharmaceuticals, Inc.
f
301,570
1,257 Zimmer Biomet Holdings, Inc. 193,691
4,460 Zoetis, Inc. 738,130
Total 23,393,519
Industrials (5.1%)
1,124 A.O. Smith Corporation 61,618
3,790 Advanced Drainage Systems, Inc. 316,768
294 Aerojet Rocketdyne Holdings, Inc.
f
15,538
923 Allegion plc 107,419
18,886 Altra Industrial Motion Corporation 1,046,851
5,926 AMETEK, Inc. 716,690
25,351 Arconic, Inc. 723,518
3,770 ASGN, Inc.
f
314,908
843 Boeing Company 180,453
2,846 Carlisle Companies, Inc. 444,488
12,838 Carrier Global Corporation 484,249
464 Caterpillar, Inc. 84,457
1,378 Chart Industries, Inc.
f
162,315
768 Cintas Corporation 271,457
3,480 CSX Corporation 315,810
1,207 Cummins, Inc. 274,110
4,838 Curtiss-Wright Corporation 562,901
9,900 Delta Air Lines, Inc. 398,079
2,463 Eaton Corporation plc 295,905
3,461 Emerson Electric Company 278,161
2,074 Encore Wire Corporation 125,622
2,173 Fortive Corporation 153,892
4,495 Forward Air Corporation 345,396
5,731 General Dynamics Corporation 852,887
289 Gorman-Rupp Company 9,378
3,570 Greenbrier Companies, Inc. 129,877
3,459 Heico Corporation 457,972
5,434 Helios Technologies, Inc. 289,578
4,621 Honeywell International, Inc. 982,887
380 Hubbell, Inc. 59,580
1,751 IDEX Corporation 348,799
238 Illinois Tool Works, Inc. 48,523
14,372 Johnson Controls International plc 669,591
2,025 Kansas City Southern 413,363
1,736 L3Harris Technologies, Inc. 328,139
600 Landstar System, Inc. 80,796
564 Lennox International, Inc. 154,519
3,185 Lincoln Electric Holdings, Inc. 370,256
1,791 Linde Public Limited Company 471,946
1,032 Lockheed Martin Corporation 366,339
5,300 Manpower, Inc. 477,954
17,382 Meritor, Inc.
f
485,132
2,540 Middleby Corporation
f,g
327,457
3,258 NAPCO Security Technologies,
Inc.
f
85,425
132 Nordson Corporation 26,525
974 Norfolk Southern Corporation 231,432
9,075 Nutrien, Ltd. 437,052
2,671 Old Dominion Freight Line, Inc. 521,326

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Industrials (5.1%) - continued
3,099 Otis Worldwide Corporation $ 209,337
2,697 Parker-Hannifin Corporation 734,690
3,807 Patrick Industries, Inc. 260,208
12,470 Raven Industries, Inc. 412,632
5,733 Raytheon Technologies
Corporation 409,967
3,000 Regal-Beloit Corporation 368,430
3,296 Ritchie Brothers Auctioneers, Inc. 229,237
859 Rockwell Automation, Inc. 215,446
682 Saia, Inc.
f
123,306
14,876 Southwest Airlines Company 693,370
1,034 Stanley Black & Decker, Inc. 184,631
8,002 Timken Company 619,035
1,880 Tutor Perini Corporation
f
24,346
2,151 Union Pacific Corporation 447,881
5,149 United Rentals, Inc.
f
1,194,105
1,119 Valmont Industries, Inc. 195,747
1,746 Verisk Analytics, Inc. 362,452
3,379 WESCO International, Inc.
f
265,252
Total 23,257,410
Information Technology (8.8%)
3,014 Accenture plc 787,287
2,697 Adobe, Inc.
f
1,348,824
4,593 Advanced Energy Industries, Inc.
f
445,383
6,812 Advanced Micro Devices, Inc.
f
624,728
9,570 Agilysys, Inc.
f
367,297
5,611 Akamai Technologies, Inc.
f
589,099
5,934 Alliance Data Systems Corporation 439,709
4,611 Amphenol Corporation 602,980
439 Analog Devices, Inc. 64,853
2,309 ANSYS, Inc.
f
840,014
31 Anterix, Inc.
f
1,166
43,065 Apple, Inc. 5,714,295
3,719 BigCommerce Holdings, Inc.
f,g
238,574
2,015 Blackline, Inc.
f
268,761
2,154 Broadcom, Ltd. 943,129
1,113 Broadridge Financial Solutions,
Inc. 170,512
287 Cadence Design Systems, Inc.
f
39,155
17,562 Change Healthcare, Inc.
f
327,531
11,042 Ciena Corporation
f
583,570
26,981 Cisco Systems, Inc. 1,207,400
5,022 Computer Services, Inc. 298,307
4,081 Dolby Laboratories, Inc. 396,387
15,741 Dropbox, Inc.
f
349,293
2,448 Enphase Energy, Inc.
f
429,551
173 Euronet Worldwide, Inc.
f
25,071
433 Fair Isaac Corporation
f
221,280
6,475 FLIR Systems, Inc. 283,799
2,325 II-VI, Inc.
f
176,607
1,196 Intuit, Inc. 454,301
372 Jack Henry & Associates, Inc. 60,260
449 Lam Research Corporation 212,049
2,929 Lattice Semiconductor
Corporation
f
134,207
1,135 Littelfuse, Inc. 289,039
1,093 Lumentum Holdings, Inc.
f
103,616
5,534 MasterCard, Inc. 1,975,306
3,075 Microchip Technology, Inc. 424,688
5,744 Micron Technology, Inc.
f
431,834
24,240 Microsoft Corporation 5,391,461
1,116 Motorola Solutions, Inc. 189,787
7,996 National Instruments Corporation 351,344
1,650 Nice, Ltd. ADR
f
467,841
Shares Common Stock (38.3%) Value
Information Technology (8.8%) - continued
35,949 Nuance Communications, Inc.
f
$ 1,584,991
1,739 NVIDIA Corporation 908,106
3,335 ON Semiconductor Corporation
f
109,155
10,302 Oracle Corporation 666,436
5,053 PayPal Holdings, Inc.
f
1,183,413
2,884 Plexus Corporation
f
225,558
6,593 QUALCOMM, Inc. 1,004,378
2,705 Salesforce.com, Inc.
f
601,944
395 Samsung Electronics Company,
Ltd. GDR 718,422
1,317 ServiceNow, Inc.
f
724,916
190 Shopify Inc.
f
215,070
2,974 Square, Inc.
f
647,261
1,759 Synopsys, Inc.
f
456,003
923 TE Connectivity, Ltd. 111,748
1,077 Teradyne, Inc. 129,121
8,306 Texas Instruments, Inc. 1,363,264
12,825 Unisys Corporation
f
252,396
2,061 Visa, Inc. 450,803
1,272 VMware, Inc.
f,g
178,411
3,554 Workiva, Inc.
f
325,617
Total 40,127,308
Materials (1.2%)
285 Air Products and Chemicals, Inc. 77,868
12,597 Axalta Coating Systems, Ltd.
f
359,644
6,485 Ball Corporation 604,272
12,736 CF Industries Holdings, Inc. 493,011
2,909 Eastman Chemical Company 291,715
3,316 Ecolab, Inc. 717,450
21,422 Element Solutions, Inc. 379,812
45,112 Ivanhoe Mines, Ltd.
f
243,121
2,325 LyondellBasell Industries NV 213,110
652 Martin Marietta Materials, Inc. 185,148
5,807 Nucor Corporation 308,874
55 PPG Industries, Inc. 7,932
70 Sensient Technologies Corporation 5,164
531 Sherwin-Williams Company 390,237
10,701 Steel Dynamics, Inc. 394,546
5,770 UFP Technologies, Inc.
f
268,882
2,822 United States Lime & Minerals, Inc. 321,708
4,570 W. R. Grace & Company 250,527
Total 5,513,021
Real Estate (1.4%)
1,839 Agree Realty Corporation 122,441
1,766 Alexandria Real Estate Equities,
Inc. 314,736
15,187 American Campus Communities,
Inc. 649,548
1,739 American Tower Corporation 390,336
1,482 AvalonBay Communities, Inc. 237,757
4,133 Camden Property Trust 412,969
3,841 CBRE Group, Inc.
f
240,908
3,666 Colliers International Group, Inc.
g
326,751
418 Community Healthcare Trust, Inc. 19,692
2,031 Digital Realty Trust, Inc. 283,345
9,177 Douglas Emmett, Inc. 267,785
8,983 Duke Realty Corporation 359,050
588 EastGroup Properties, Inc. 81,179
7,036 Essential Properties Realty Trust,
Inc. 149,163
4,758 First Industrial Realty Trust, Inc. 200,455
5,601 Four Corners Property Trust, Inc. 166,742

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (38.3%) Value
Real Estate (1.4%) - continued
603 Getty Realty Corporation $ 16,607
318 Gladstone Land Corporation 4,656
3,469 Healthcare Realty Trust, Inc. 102,682
36,812 Host Hotels & Resorts, Inc. 538,560
1,476 Industrial Logistics Properties Trust 34,376
1,110 iSTAR Financial, Inc. 16,483
119 Kilroy Realty Corporation 6,831
8,916 National Storage Affiliates Trust 321,243
690 Plymouth Industrial REIT, Inc. 10,350
1,691 Public Storage, Inc. 390,503
4,217 Rayonier, Inc. REIT 123,895
3,471 Realty Income Corporation 215,792
1,385 Rexford Industrial Realty, Inc. 68,017
5,931 Service Properties Trust 68,147
28,415 Sunstone Hotel Investors, Inc. 321,942
1,504 WP Carey, Inc. 106,152
Total 6,569,093
Utilities (0.8%)
5,925 Alliant Energy Corporation 305,315
15,027 CenterPoint Energy, Inc. 325,184
8,679 CMS Energy Corporation 529,506
5,422 Duke Energy Corporation 496,438
7,609 Entergy Corporation 759,683
5,639 Exelon Corporation 238,079
5,253 NextEra Energy, Inc. 405,269
2,317 NorthWestern Corporation 135,104
4,798 Portland General Electric
Company 205,210
3,194 Spire, Inc. 204,544
262 Unitil Corporation 11,599
Total 3,615,931
Total Common Stock
(cost $123,988,988) 174,125,814
Principal
Amount Long-Term Fixed Income ( 22.9% ) Value
Asset-Backed Securities (1.9%)
522 Funding CLO, Ltd.
$ 225,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
225,695
Ares LVII CLO, Ltd.
225,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
225,863
Babson CLO, Ltd.
300,000
3.118%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
292,548
Benefit Street Partners CLO IV, Ltd.
300,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
300,014
Business Jet Securities, LLC
309,672
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
315,254
Cent CLO, LP
850,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
839,306
Principal
Amount Long-Term Fixed Income (22.9%) Value
Asset-Backed Securities (1.9%) - continued
College Ave Student Loans, LLC
$ 177,387
1.798%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
$ 180,005
Conn's Receivables Funding
95,812
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
95,900
Foundation Finance Trust
106,932
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
108,954
Harley Marine Financing, LLC
435,562
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
393,154
Madison Park Funding XIV, Ltd.
500,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
497,164
Octagon Investment Partners 50,
Ltd.
275,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
276,775
OHA Credit Funding 1, Ltd.
390,000
1.668%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
390,007
OZLM IX, Ltd.
425,000
1.768%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
425,039
Palmer Square CLO, Ltd.
400,000
2.226%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,e,h
400,000
Palmer Square Loan Funding, Ltd.
300,000
2.468%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
299,999
Pretium Mortgage Credit Partners,
LLC
441,094
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,i
440,892
Riserva CLO, Ltd.
350,000
1.918%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
349,999
Sound Point CLO X, Ltd.
400,000
2.918%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
389,688
Sound Point CLO XXI, Ltd.
800,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
800,002
TCI-Flatiron CLO, Ltd.
785,000
2.426%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,c,e,h
785,000
THL Credit Wind River CLO, Ltd.
350,000
3.087%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
341,009

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Asset-Backed Securities (1.9%) - continued
Vericrest Opportunity Loan
Transferee
$ 298,890
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
h,i
$ 299,273
Total 8,671,540
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
17,000 1.500%,  10/15/2025 17,716
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
h
103,956
BWAY Holding Company
90,000 5.500%,  4/15/2024
h
91,776
Cleveland-Cliffs, Inc.
60,000 5.750%,  3/1/2025 60,900
50,000 9.875%,  10/17/2025
h
58,812
EI du Pont de Nemours &
Company
34,000 1.700%,  7/15/2025 35,424
First Quantum Minerals, Ltd.
110,000 7.500%,  4/1/2025
h
114,537
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 94,387
90,000 4.250%,  3/1/2030 96,975
Ingevity Corporation
100,000 3.875%,  11/1/2028
h
100,750
Kinross Gold Corporation
44,000 5.125%,  9/1/2021 44,794
Kraton Polymers, LLC
90,000 4.250%,  12/15/2025
h
91,809
LYB International Finance III, LLC
35,000 1.250%,  10/1/2025 35,605
Methanex Corporation
130,000 5.250%,  12/15/2029 140,884
Mosaic Company
15,000 3.250%,  11/15/2022 15,674
Norbord, Inc.
130,000 5.750%,  7/15/2027
h
139,753
Novelis Corporation
150,000 5.875%,  9/30/2026
h
156,750
40,000 4.750%,  1/30/2030
h
43,095
Nucor Corporation
17,000 2.000%,  6/1/2025 18,000
OCI NV
100,000 4.625%,  10/15/2025
h
103,750
Olin Corporation
150,000 5.125%,  9/15/2027 156,921
Steel Dynamics, Inc.
21,000 2.400%,  6/15/2025 22,316
Syngenta Finance NV
71,000 3.933%,  4/23/2021
h
71,476
Tronox Finance plc
50,000 5.750%,  10/1/2025
h
51,875
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
h
68,635
Total 1,936,570
Principal
Amount Long-Term Fixed Income (22.9%) Value
Capital Goods (0.9%)
AECOM
$ 200,000 5.125%,  3/15/2027 $ 222,566
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
159,375
Ardagh Packaging Finance plc
61,000 6.000%,  2/15/2025
h
63,211
100,000 5.250%,  8/15/2027
h
104,981
Berry Global, Inc.
80,000 4.875%,  7/15/2026
h
85,935
Boeing Company
79,000 4.875%,  5/1/2025 90,036
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 54,472
48,000 1.950%,  11/18/2022 49,522
35,000 1.450%,  5/15/2025 36,348
Chart Industries, Inc., Convertible
117,000 1.000%,  11/15/2024
h
245,093
Cintas Corporation No. 2
64,000 2.900%,  4/1/2022 65,872
CNH Industrial Capital, LLC
64,000 4.875%,  4/1/2021 64,626
20,000 1.950%,  7/2/2023 20,587
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 126,042
25,000 5.000%,  9/1/2030 26,748
Crown Americas Capital
Corporation IV
130,000 4.500%,  1/15/2023 137,167
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 60,875
General Electric Company
260,000 5.000%,  3/15/2021
b,j
241,088
GFL Environmental, Inc.
20,000 4.000%,  8/1/2028
h
20,150
100,000 3.500%,  9/1/2028
h
102,021
Greenbrier Companies, Inc.,
Convertible
47,000 2.875%,  2/1/2024 47,492
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
h
120,904
Honeywell International, Inc.
35,000 1.350%,  6/1/2025 36,219
Howmet Aerospace, Inc.
80,000 6.875%,  5/1/2025 94,400
Huntington Ingalls Industries, Inc.
31,000 3.844%,  5/1/2025
h
34,440
Jeld-Wen, Inc.
80,000 4.625%,  12/15/2025
h
81,641
John Deere Capital Corporation
47,000 1.200%,  4/6/2023 47,936
48,000 2.050%,  1/9/2025
g
50,890
KBR, Inc., Convertible
220,000 2.500%,  11/1/2023 300,994
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 49,803
Owens-Brockway Glass Container,
Inc.
60,000 5.875%,  8/15/2023
h
64,275
PACCAR Financial Corporation
33,000 2.650%,  4/6/2023 34,764

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Capital Goods (0.9%) - continued
Parker-Hannifin Corporation
$ 70,000 2.700%,  6/14/2024 $ 75,063
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 82,355
Raytheon Technologies
Corporation
41,000 2.800%,  3/15/2022 42,165
Republic Services, Inc.
34,000 2.500%,  8/15/2024 36,302
Reynolds Group Issuer, Inc.
9,000 5.125%,  7/15/2023
h
9,111
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 35,131
35,000 1.000%,  9/15/2025 35,415
SRM Escrow Issuer, LLC
110,000 6.000%,  11/1/2028
h
115,152
Standard Industries, Inc.
170,000 4.375%,  7/15/2030
h
181,854
TransDigm, Inc.
50,000 6.250%,  3/15/2026
h
53,250
180,000 5.500%,  11/15/2027 189,234
United Rentals North America, Inc.
250,000 4.000%,  7/15/2030 263,125
United Technologies Corporation
78,000 3.950%,  8/16/2025 89,442
WESCO Distribution, Inc.
80,000 7.250%,  6/15/2028
h
90,983
WW Grainger, Inc.
30,000 1.850%,  2/15/2025 31,591
Total 4,270,646
Collateralized Mortgage Obligations (3.3%)
Antler Mortgage Trust
199,313
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
199,431
404,560
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
405,313
Banc of America Alternative Loan
Trust
204,566
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 195,726
Banc of America Mortgage
Securities Trust
147,785
2.500%,  9/25/2035, Ser.
2005-H, Class 3A1
b
144,754
50,889
2.966%,  9/25/2035, Ser.
2005-H, Class 2A1
b
48,452
Bear Stearns Adjustable Rate
Mortgage Trust
76,331
2.358%,  1/25/2034, Ser.
2003-8, Class 5A
b
73,773
Bellemeade Re, Ltd.
298,692
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
298,228
72,058
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,h
72,237
200,000
3.548%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,h
202,054
Principal
Amount Long-Term Fixed Income (22.9%) Value
Collateralized Mortgage Obligations (3.3%) -
continued
$ 200,000
2.448%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,h
$ 200,564
Business Jet Securities, LLC
121,349
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
122,988
CHL Mortgage Pass-Through Trust
226,330
2.661%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
195,351
109,326
2.788%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
109,908
384,593
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 304,484
CIM Trust
238,722
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
254,111
Citigroup Mortgage Loan Trust,
Inc.
299,276
3.735%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
293,424
Countrywide Alternative Loan Trust
268,389
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 146,810
Countrywide Home Loan
Mortgage Pass Through Trust
130,092
2.711%,  11/25/2035, Ser.
2005-22, Class 2A1
b
122,131
Credit Suisse First Boston
Mortgage Securities Corporation
94,966
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 94,955
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
198,199
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 203,227
136,485
2.353%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
131,533
Eagle Re, Ltd.
300,782
1.948%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
299,380
Federal Home Loan Mortgage
Corporation
732,356
3.500%,  8/15/2035, Ser.
345, Class C8
k
78,830
Federal Home Loan Mortgage
Corporation - REMIC
646,482
3.000%,  5/15/2027, Ser.
4046, Class GI
k
35,458
645,855
3.500%,  10/15/2032, Ser.
4119, Class KI
k
77,994
785,225
3.000%,  4/15/2033, Ser.
4203, Class DI
k
57,815
Federal National Mortgage
Association - REMIC
828,968
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
45,071
666,342
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
32,494
1,349,156
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
64,477
1,592,476
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
99,725

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Collateralized Mortgage Obligations (3.3%) -
continued
$ 973,154
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
$ 50,798
475,978
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
25,105
1,291,014
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
68,858
552,519
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
33,265
1,898,801
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
101,822
513,175
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
28,717
792,278
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
38,465
528,804
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
57,961
Genworth Mortgage Insurance
Corporation
175,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
174,582
GMAC Mortgage Corporation
Loan Trust
98,940
3.662%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
96,860
28,533
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
34,079
GMACM Mortgage Loan Trust
45,842
3.647%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
43,453
GSAA Home Equity Trust
76,740
4.554%,  8/25/2034, Ser.
2004-10, Class M2
i
81,909
IndyMac INDA Mortgage Loan
Trust
736,761
3.111%,  8/25/2036, Ser.
2006-AR1, Class A1
b
691,276
IndyMac INDX Mortgage Loan
Trust
452,331
0.568%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
417,080
J.P. Morgan Alternative Loan Trust
352,397
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 281,434
Legacy Mortgage Asset Trust
330,909
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
h
336,052
284,042
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
289,036
Master Asset Securitization Trust
439,956
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
101,401
Merrill Lynch Mortgage Investors
Trust
273,303
3.508%,  6/25/2035, Ser.
2005-A5, Class M1
b
152,498
New Residential Mortgage Loan
Trust
95,601
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
h,i
96,765
Principal
Amount Long-Term Fixed Income (22.9%) Value
Collateralized Mortgage Obligations (3.3%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 352,364
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
$ 356,641
207,273
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
207,977
Pretium Mortgage Credit Partners,
LLC
358,994
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
h,i
360,409
Radnor RE, Ltd.
525,000
2.848%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
526,067
RCO Mortgage, LLC
185,567
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
185,801
Residential Accredit Loans, Inc.
Trust
144,027
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 143,360
154,435
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 154,655
122,999
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 120,192
Residential Asset Securitization
Trust
150,962
2.740%,  1/25/2034, Ser.
2004-IP1, Class A1
b
151,857
269,032
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 280,727
Residential Funding Mortgage
Security I Trust
240,519
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 226,756
Silver Hill Trust
206,481
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
213,385
Stanwich Mortgage Loan Trust
141,003
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
141,452
Starwood Mortgage Residential
Trust
245,973
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
255,178
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
260,144
Structured Adjustable Rate
Mortgage Loan Trust
84,405
3.214%,  7/25/2035, Ser.
2005-15, Class 4A1
b
76,995
154,769
3.230%,  9/25/2035, Ser.
2005-18, Class 1A1
b
124,335
Structured Asset Mortgage
Investments, Inc.
313,832
0.768%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
296,527
Toorak Mortgage Corporation
354,346
4.336%,  8/25/2021, Ser.
2018-1, Class A1
h,i
355,142
300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
300,766

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Collateralized Mortgage Obligations (3.3%) -
continued
Vericrest Opportunity Loan
Transferee
$ 178,245
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
h,i
$ 178,446
250,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
h,i
248,965
900,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,i
898,533
54,991
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,i
55,127
Verus Securitization Trust
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
273,140
Wachovia Asset Securitization, Inc.
212,092
0.288%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,l
194,625
WaMu Mortgage Pass Through
Certificates
244,509
1.489%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
223,682
Wells Fargo Home Equity Trust
194,767
0.898%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
187,823
Total 14,810,821
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
225,000
1.859%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
225,729
Federal National Mortgage
Association - ACES
4,959,874
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
529,654
Total 755,383
Communications Services (1.4%)
Altice France SA
80,000 5.500%,  1/15/2028
h
83,641
American Tower Corporation
50,000 3.375%,  5/15/2024 54,380
41,000 2.950%,  1/15/2025 44,406
34,000 4.400%,  2/15/2026 39,367
AT&T, Inc.
140,000 4.450%,  4/1/2024 156,328
Cable One, Inc.
40,000 4.000%,  11/15/2030
h
41,550
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
h
129,531
110,000 5.125%,  5/1/2027
h
116,731
40,000 4.500%,  8/15/2030
h
42,450
CCOH Safari, LLC
235,000 5.750%,  2/15/2026
h
242,485
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 55,452
68,000 4.908%,  7/23/2025 79,006
Principal
Amount Long-Term Fixed Income (22.9%) Value
Communications Services (1.4%) - continued
Comcast Corporation
$ 39,000 3.700%,  4/15/2024 $ 42,902
39,000 3.950%,  10/15/2025 44,797
Cox Communications, Inc.
51,000 2.950%,  6/30/2023
h
53,646
Crown Castle International
Corporation
32,000 4.450%,  2/15/2026 37,019
CSC Holdings, LLC
50,000 5.500%,  5/15/2026
h
52,000
20,000 4.125%,  12/1/2030
h
20,912
300,000 4.625%,  12/1/2030
h
313,125
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
h
35,561
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 47,408
DISH Network Corporation,
Convertible
277,000 3.375%,  8/15/2026 264,045
Embarq Corporation
110,000 7.995%,  6/1/2036 135,679
Entercom Media Corporation
60,000 6.500%,  5/1/2027
h
60,975
Fox Corporation
76,000 4.030%,  1/25/2024 83,691
Front Range BidCo, Inc.
160,000 4.000%,  3/1/2027
h
160,400
Frontier Communications
Corporation
60,000 5.875%,  10/15/2027
h
64,875
GCI, LLC
70,000 4.750%,  10/15/2028
h
74,658
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 45,259
iHeartCommunications, Inc.
130,000 4.750%,  1/15/2028
h
133,900
LCPR Senior Secured Financing
DAC
60,000 6.750%,  10/15/2027
h
64,575
Level 3 Financing, Inc.
100,000 5.250%,  3/15/2026 103,330
90,000 4.625%,  9/15/2027
h
93,999
120,000 4.250%,  7/1/2028
h
123,300
Liberty Interactive, LLC,
Convertible
118,000 3.500%,  1/15/2031 106,095
Meredith Corporation
70,000 6.500%,  7/1/2025
h
74,200
Netflix, Inc.
220,000 4.875%,  4/15/2028 248,094
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
h
107,125
Nielsen Finance, LLC
30,000 5.625%,  10/1/2028
h
32,596
SBA Communications Corporation
80,000 3.875%,  2/15/2027
h
84,024
Scripps Escrow II, Inc.
50,000 3.875%,  1/15/2029
h
52,125

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Communications Services (1.4%) - continued
SFR Group SA
$ 150,000 7.375%,  5/1/2026
h
$ 157,875
Sinclair Television Group, Inc.
100,000 5.500%,  3/1/2030
h
104,250
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
h
233,752
60,000 4.125%,  7/1/2030
h
63,863
Sprint Capital Corporation
90,000 6.875%,  11/15/2028 118,663
50,000 8.750%,  3/15/2032 79,169
Sprint Corporation
150,000 7.250%,  9/15/2021 156,075
60,000 7.125%,  6/15/2024 70,163
230,000 7.625%,  2/15/2025 275,042
T-Mobile USA, Inc.
52,000 3.500%,  4/15/2025
h
57,459
70,000 4.500%,  2/1/2026 71,563
Univision Communications, Inc.
120,000 6.625%,  6/1/2027
h
128,868
VeriSign, Inc.
60,000 4.750%,  7/15/2027 64,370
Verizon Communications, Inc.
102,000 2.946%,  3/15/2022 105,189
81,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
83,175
69,000 0.850%,  11/20/2025 69,526
Viacom, Inc.
65,000 4.250%,  9/1/2023 70,760
44,000 5.875%,  2/28/2057
b
45,650
ViaSat, Inc.
50,000 5.625%,  9/15/2025
h
51,140
Virgin Media Secured Finance plc
130,000 5.500%,  8/15/2026
h
135,038
Vodafone Group plc
52,000 3.750%,  1/16/2024 56,815
VTR Finance NV
50,000 6.375%,  7/15/2028
h
54,625
Walt Disney Company
36,000 1.750%,  1/13/2026 37,729
Ziggo BV
110,000 5.500%,  1/15/2027
h
114,813
Total 6,251,214
Consumer Cyclical (1.6%)
1011778 B.C., ULC
210,000 4.375%,  1/15/2028
h
216,300
Allied Universal Holdco, LLC
70,000 6.625%,  7/15/2026
h
74,641
Allison Transmission, Inc
100,000 3.750%,  1/30/2031
h
102,312
Amazon.com, Inc.
34,000 0.800%,  6/3/2025 34,492
American Axle & Manufacturing,
Inc.
110,000 6.500%,  4/1/2027
g
115,775
American Honda Finance
Corporation
52,000 2.050%,  1/10/2023 53,770
35,000 0.650%,  9/8/2023 35,219
35,000 1.200%,  7/8/2025 35,810
Principal
Amount Long-Term Fixed Income (22.9%) Value
Consumer Cyclical (1.6%) - continued
Bloomin' Brands, Inc., Convertible
$ 39,000 5.000%,  5/1/2025
h
$ 71,615
BMW Finance NV
34,000 2.250%,  8/12/2022
h
35,061
Booking Holdings, Inc.,
Convertible
40,000 0.900%,  9/15/2021 46,361
Brookfield Property REIT, Inc.
40,000 5.750%,  5/15/2026
h
39,463
Brookfield Residential Properties,
Inc.
150,000 6.250%,  9/15/2027
h
159,562
Burlington Stores, Inc., Convertible
298,000 2.250%,  4/15/2025
h
412,808
Carnival Corporation
70,000 11.500%,  4/1/2023
h
80,942
50,000 10.500%,  2/1/2026
h
58,250
20,000 7.625%,  3/1/2026
h
21,790
Cedar Fair, LP
90,000 5.250%,  7/15/2029 92,659
Colt Merger Sub, Inc.
150,000 6.250%,  7/1/2025
h
159,750
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 17,254
Daimler Finance North America,
LLC
32,000 2.550%,  8/15/2022
h
33,086
Dana, Inc.
100,000 5.625%,  6/15/2028 107,673
Dick's Sporting Goods, Inc.,
Convertible
175,000 3.250%,  4/15/2025
h
311,609
Empire Communities Corporation
30,000 7.000%,  12/15/2025
h
31,616
Ford Motor Company
40,000 9.000%,  4/22/2025 49,154
20,000 9.625%,  4/22/2030 28,225
100,000 7.450%,  7/16/2031 128,250
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 252,137
190,000 4.134%,  8/4/2025 199,263
General Motors Company
46,000 5.400%,  10/2/2023 51,505
31,000 6.125%,  10/1/2025 37,595
General Motors Financial
Company, Inc.
64,000 4.375%,  9/25/2021 65,728
36,000 4.200%,  11/6/2021 37,105
43,000 3.150%,  6/30/2022 44,518
68,000 3.950%,  4/13/2024 74,056
48,000 2.900%,  2/26/2025 51,251
35,000 2.750%,  6/20/2025 37,418
84,000 5.700%,  9/30/2030
b,j
92,610
Hanesbrands, Inc.
140,000 4.875%,  5/15/2026
h
152,075
Harley-Davidson Financial
Services, Inc.
52,000 4.050%,  2/4/2022
h
53,815
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
h
63,600

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Consumer Cyclical (1.6%) - continued
Hilton Domestic Operating
Company, Inc.
$ 220,000 4.875%,  1/15/2030 $ 240,350
Home Depot, Inc.
31,000 3.750%,  2/15/2024 33,988
Hyundai Capital America
52,000 3.000%,  6/20/2022
h
53,627
35,000 1.800%,  10/15/2025
h
35,876
International Game Technology plc
110,000 5.250%,  1/15/2029
h
118,525
KB Home
80,000 4.800%,  11/15/2029 87,800
Kohl's Corporation
45,000 9.500%,  5/15/2025 58,359
L Brands, Inc.
110,000 6.625%,  10/1/2030
h
122,375
Landry's, Inc.
80,000 6.750%,  10/15/2024
h
79,426
Lennar Corporation
20,000 4.125%,  1/15/2022 20,475
48,000 4.875%,  12/15/2023 53,040
265,000 4.500%,  4/30/2024 292,825
14,000 5.875%,  11/15/2024 16,170
34,000 4.750%,  5/30/2025 38,845
Live Nation Entertainment, Inc.
50,000 3.750%,  1/15/2028
e,h
50,520
Lowe's Companies, Inc.
31,000 4.000%,  4/15/2025 35,216
Marriott International, Inc.
69,000 3.750%,  10/1/2025 74,700
Marriott Vacations Worldwide
Corporation, Convertible
65,000 1.500%,  9/15/2022 73,578
Mattamy Group Corporation
200,000 5.250%,  12/15/2027
h
211,500
McDonald's Corporation
70,000 3.350%,  4/1/2023 74,565
MGM Resorts International
60,000 6.000%,  3/15/2023 64,425
122,000 5.750%,  6/15/2025 134,889
Nissan Motor Company, Ltd.
35,000 3.043%,  9/15/2023
h
36,593
Norwegian Cruise Line Holdings,
Ltd.
50,000 10.250%,  2/1/2026
h
58,500
Prime Security Services Borrower,
LLC
205,000 5.750%,  4/15/2026
h
224,475
35,000 3.375%,  8/31/2027
h
34,738
Ralph Lauren Corporation
34,000 1.700%,  6/15/2022 34,617
Royal Caribbean Cruises, Ltd.
100,000 9.125%,  6/15/2023
h
108,500
40,000 11.500%,  6/1/2025
h
46,762
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
h
113,508
SeaWorld Parks and
Entertainment, Inc.
50,000 9.500%,  8/1/2025
h
54,281
Principal
Amount Long-Term Fixed Income (22.9%) Value
Consumer Cyclical (1.6%) - continued
Six Flags Entertainment
Corporation
$ 70,000 5.500%,  4/15/2027
g,h
$ 71,925
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
h
54,000
Staples, Inc.
130,000 7.500%,  4/15/2026
h
135,755
Target Corporation
31,000 2.250%,  4/15/2025 33,239
Tenneco, Inc.
50,000 5.000%,  7/15/2026 46,000
TJX Companies, Inc.
31,000 3.500%,  4/15/2025 34,605
Toll Brothers Finance Corporation
68,000 5.875%,  2/15/2022 70,720
Toyota Motor Credit Corporation
69,000 0.800%,  10/16/2025 69,479
Under Armour, Inc., Convertible
40,000 1.500%,  6/1/2024
h
65,933
VF Corporation
35,000 2.050%,  4/23/2022 35,751
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
h
68,184
17,000 3.350%,  5/13/2025
h
18,685
Wyndham Destinations, Inc.
60,000 6.625%,  7/31/2026
h
68,700
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
h
36,367
Yum! Brands, Inc.
160,000 4.750%,  1/15/2030
h
175,440
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
h
53,881
Total 7,487,835
Consumer Non-Cyclical (1.5%)
Abbott Laboratories
64,000 2.550%,  3/15/2022 65,721
46,000 3.400%,  11/30/2023 49,852
AbbVie, Inc.
44,000 2.900%,  11/6/2022 46,026
68,000 2.300%,  11/21/2022 70,497
35,000 2.800%,  3/15/2023 36,603
141,000 3.600%,  5/14/2025 157,118
Albertson's Companies, Inc.
140,000 3.500%,  3/15/2029
h
141,400
50,000 4.875%,  2/15/2030
h
55,094
Altria Group, Inc.
47,000 3.800%,  2/14/2024 51,316
35,000 4.400%,  2/14/2026 40,628
Amgen, Inc.
47,000 1.900%,  2/21/2025 49,392
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 39,541
Anheuser-Busch InBev Worldwide,
Inc.
56,000 4.150%,  1/23/2025 63,763
Anthem, Inc.
50,000 2.375%,  1/15/2025 53,467

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Consumer Non-Cyclical (1.5%) - continued
Aramark Services, Inc.
$ 50,000 6.375%,  5/1/2025
h
$ 53,437
AstraZeneca plc
36,000 0.700%,  4/8/2026 35,801
BAT Capital Corporation
56,000 3.222%,  8/15/2024 60,626
BAT International Finance plc
35,000 1.668%,  3/25/2026 35,818
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
h
30,916
110,000 5.000%,  2/15/2029
h
113,102
Bayer U.S. Finance II, LLC
70,000 3.500%,  6/25/2021
h
70,851
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 75,816
Bristol-Myers Squibb Company
56,000 3.625%,  5/15/2024 61,387
Bunge, Ltd. Finance Corporation
41,000 1.630%,  8/17/2025 42,365
Cargill, Inc.
35,000 1.375%,  7/23/2023
h
35,871
Centene Corporation
60,000 4.750%,  1/15/2025 61,574
48,000 5.375%,  8/15/2026
h
50,700
40,000 4.250%,  12/15/2027 42,400
90,000 4.625%,  12/15/2029 99,919
160,000 3.000%,  10/15/2030 169,584
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 83,400
Cigna Corporation
75,000 4.125%,  11/15/2025 86,374
Community Health Systems, Inc.
50,000 6.000%,  1/15/2029
h
54,013
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 41,402
Constellation Brands, Inc.
70,000 4.250%,  5/1/2023 76,298
CVS Health Corporation
44,000 2.750%,  12/1/2022 45,739
56,000 3.700%,  3/9/2023 59,946
70,000 4.100%,  3/25/2025 79,257
DaVita, Inc.
110,000 4.625%,  6/1/2030
h
116,600
Diageo Capital plc
42,000 1.375%,  9/29/2025 43,206
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
h
53,735
Encompass Health Corporation
130,000 4.500%,  2/1/2028 135,850
Energizer Holdings, Inc.
160,000 4.375%,  3/31/2029
h
165,683
General Mills, Inc.
35,000 3.700%,  10/17/2023 38,115
35,000 3.650%,  2/15/2024 37,971
H. J. Heinz Company
30,000 5.200%,  7/15/2045 35,621
HCA, Inc.
310,000 5.375%,  2/1/2025 348,604
HLF Financing SARL, LLC
70,000 7.250%,  8/15/2026
h
74,265
Principal
Amount Long-Term Fixed Income (22.9%) Value
Consumer Non-Cyclical (1.5%) - continued
Illumina, Inc., Convertible
$ 24,000 0.500%,  6/15/2021 $ 35,073
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
h
36,406
Ionis Pharmaceuticals, Inc.,
Convertible
63,000 0.125%,  12/15/2024 64,296
JBS Investments II GmbH
10,000 5.750%,  1/15/2028
h
10,700
JBS USA, LLC
120,000 5.750%,  6/15/2025
h
123,900
110,000 5.500%,  1/15/2030
h
126,364
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 140,604
Kraft Heinz Foods Company
120,000 4.625%,  1/30/2029 137,248
180,000 3.750%,  4/1/2030
h
192,281
50,000 4.250%,  3/1/2031
h
55,723
Kroger Company
43,000 2.800%,  8/1/2022 44,544
McKesson Corporation
35,000 0.900%,  12/3/2025 35,177
Medtronic, Inc.
10,000 3.500%,  3/15/2025 11,220
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
h
94,725
Mondelez International, Inc.
16,000 2.125%,  4/13/2023 16,617
MPH Acquisition Holdings, LLC
50,000 5.750%,  11/1/2028
h
48,875
Mylan NV
41,000 3.150%,  6/15/2021 41,396
Mylan, Inc.
34,000 4.200%,  11/29/2023 37,179
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 31,466
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
h
119,350
PepsiCo, Inc.
46,000 2.250%,  3/19/2025 49,214
Philip Morris International, Inc.
55,000 1.500%,  5/1/2025 56,957
Pilgrim's Pride Corporation
50,000 5.875%,  9/30/2027
h
54,231
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,h,j
91,770
Reynolds American, Inc.
35,000 4.850%,  9/15/2023 39,033
Royalty Pharma plc
34,000 1.200%,  9/2/2025
h
34,513
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 140,075
SEG Holding, LLC
100,000 5.625%,  10/15/2028
h
105,500
Shire Acquisitions Investments
Ireland Designated Activity
Company
23,000 2.400%,  9/23/2021 23,300
Simmons Foods, Inc.
80,000 5.750%,  11/1/2024
h
81,700

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Consumer Non-Cyclical (1.5%) - continued
Spectrum Brands, Inc.
$ 50,000 5.000%,  10/1/2029
h
$ 53,695
40,000 5.500%,  7/15/2030
h
43,100
Syneos Health, Inc.
40,000 3.625%,  1/15/2029
h
40,111
Sysco Corporation
65,000 5.650%,  4/1/2025 77,271
Teleflex, Inc.
120,000 4.625%,  11/15/2027 128,965
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 61,501
170,000 5.125%,  11/1/2027
h
179,988
Teva Pharmaceutical Finance
Netherlands III BV
17,000 2.200%,  7/21/2021 16,958
125,000 2.800%,  7/21/2023 123,750
Thermo Fisher Scientific, Inc.
31,000 4.133%,  3/25/2025 35,242
Upjohn, Inc.
35,000 1.650%,  6/22/2025
h
36,169
VRX Escrow Corporation
250,000 6.125%,  4/15/2025
h
257,665
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,696
Total 6,725,212
Energy (1.5%)
Antero Midstream Partners, LP
40,000 5.750%,  3/1/2027
h
39,300
Antero Resources Corporation
20,000 5.625%,  6/1/2023
g
19,600
75,000 5.000%,  3/1/2025 71,250
40,000 8.375%,  7/15/2026
e,h
40,828
Apache Corporation
65,000 4.875%,  11/15/2027 68,900
70,000 4.375%,  10/15/2028 72,869
60,000 5.100%,  9/1/2040 64,350
Archrock Partners, LP
70,000 6.250%,  4/1/2028
h
72,867
Blue Racer Midstream, LLC
50,000 7.625%,  12/15/2025
h
53,250
BP Capital Markets America, Inc.
172,000 2.520%,  9/19/2022 177,899
33,000 2.937%,  4/6/2023 34,824
BP Capital Markets plc
84,000 4.875%,  3/22/2030
b,j
93,719
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
h
81,000
60,000 3.950%,  12/1/2026 60,780
20,000 4.125%,  12/1/2027 20,400
Canadian Natural Resources, Ltd.
43,000 2.950%,  1/15/2023 44,971
34,000 2.050%,  7/15/2025 35,658
Canadian Oil Sands, Ltd.
43,000 9.400%,  9/1/2021
h
44,780
Cenovus Energy, Inc.
64,000 5.375%,  7/15/2025 72,143
30,000 6.750%,  11/15/2039 39,617
Principal
Amount Long-Term Fixed Income (22.9%) Value
Energy (1.5%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 60,000 5.875%,  3/31/2025 $ 69,815
Cheniere Energy Partners, LP
225,000 5.625%,  10/1/2026 234,562
Chevron Corporation
17,000 1.141%,  5/11/2023 17,357
34,000 1.554%,  5/11/2025 35,314
CNX Resources Corporation
70,000 6.000%,  1/15/2029
h
71,714
Comstock Resources, Inc.
50,000 9.750%,  8/15/2026 53,625
Continental Resources, Inc.
11,000 4.500%,  4/15/2023 11,342
40,000 4.375%,  1/15/2028 40,800
50,000 5.750%,  1/15/2031
h
55,499
Devon Energy Corporation
35,000 5.850%,  12/15/2025 41,129
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 35,733
Enagas SA
145,000 5.500%,  1/15/2028
h
148,081
Enbridge, Inc.
42,000 2.900%,  7/15/2022 43,550
267,000 6.250%,  3/1/2078
b
291,898
Encana Corporation
40,000 6.625%,  8/15/2037 44,627
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
h
97,083
Energy Transfer Operating, LP
41,000 4.200%,  9/15/2023 44,188
70,000 5.875%,  1/15/2024 78,664
80,000 6.625%,  2/15/2028
b,j
67,640
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 67,900
70,000 5.600%,  4/1/2044 56,175
Enterprise Products Operating,
LLC
200,000 4.875%,  8/16/2077
b
193,144
EOG Resources, Inc.
65,000 2.625%,  3/15/2023 67,828
EQM Midstream Partners, LP
80,000 6.500%,  7/1/2027
h
90,083
40,000 5.500%,  7/15/2028 43,714
40,000 6.500%,  7/15/2048 41,500
EQT Corporation
120,000 3.900%,  10/1/2027 119,214
EQT Corporation, Convertible
117,000 1.750%,  5/1/2026
h
137,680
Equinor ASA
31,000 2.875%,  4/6/2025 33,852
Exxon Mobil Corporation
49,000 1.571%,  4/15/2023 50,388
32,000 2.992%,  3/19/2025 35,018
Genesis Energy, LP
40,000 6.500%,  10/1/2025 38,900
20,000 8.000%,  1/15/2027 19,900
Harvest Midstream, LP
80,000 7.500%,  9/1/2028
h
85,100

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Energy (1.5%) - continued
Hess Corporation
$ 28,000 3.500%,  7/15/2024 $ 29,453
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
h
62,400
Kinder Morgan Energy Partners,
LP
88,000 3.450%,  2/15/2023 92,370
Marathon Petroleum Corporation
35,000 4.750%,  12/15/2023 38,742
34,000 4.700%,  5/1/2025 38,942
MPLX, LP
66,000 4.500%,  7/15/2023 71,882
41,000 1.750%,  3/1/2026 42,421
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,250
National Fuel Gas Company
34,000 5.500%,  1/15/2026 39,209
Newfield Exploration Company
97,000 5.625%,  7/1/2024 104,104
Noble Energy, Inc.
55,000 3.900%,  11/15/2024 61,345
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 95,850
Occidental Petroleum Corporation
60,000 3.450%,  7/15/2024 57,300
140,000 2.900%,  8/15/2024 134,750
50,000 3.400%,  4/15/2026 47,670
50,000 8.500%,  7/15/2027 57,702
80,000 3.500%,  8/15/2029 73,214
50,000 6.450%,  9/15/2036 52,350
120,000 4.400%,  4/15/2046 104,576
ONEOK, Inc.
16,000 2.200%,  9/15/2025 16,679
PDC Energy, Inc., Convertible
9,000 1.125%,  9/15/2021 8,744
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025
h
124,897
Plains All American Pipeline, LP
169,000 6.125%,  11/15/2022
b,j
137,312
13,000 2.850%,  1/31/2023 13,461
16,000 3.600%,  11/1/2024 17,049
43,000 4.650%,  10/15/2025 48,064
QEP Resources, Inc.
50,000 5.625%,  3/1/2026 54,827
Range Resources Corporation
40,000 9.250%,  2/1/2026 41,800
Sabine Pass Liquefaction, LLC
43,000 6.250%,  3/15/2022 45,254
43,000 5.625%,  4/15/2023 47,239
Schlumberger Finance Canada,
Ltd.
35,000 1.400%,  9/17/2025 35,984
Shell International Finance BV
31,000 2.375%,  4/6/2025 33,241
Southwestern Energy Company
75,000 7.500%,  4/1/2026 78,675
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 37,233
Principal
Amount Long-Term Fixed Income (22.9%) Value
Energy (1.5%) - continued
Sunoco Logistics Partners
Operations, LP
$ 65,000 4.400%,  4/1/2021 $ 65,406
Sunoco, LP
90,000 5.875%,  3/15/2028 97,200
40,000 4.500%,  5/15/2029
h
41,600
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 42,015
20,000 5.000%,  1/15/2028 21,111
Transocean Guardian, Ltd.
54,601 5.875%,  1/15/2024
h
45,865
USA Compression Partners, LP
40,000 6.875%,  4/1/2026 41,800
W&T Offshore, Inc.
75,000 9.750%,  11/1/2023
h
53,062
Weatherford International, Ltd.
50,000 8.750%,  9/1/2024
h
50,000
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 45,210
Western Midstream Operating, LP
30,000 6.250%,  2/1/2050 33,000
70,000 4.100%,  2/1/2025 72,140
70,000 3.950%,  6/1/2025 71,400
Williams Partners, LP
88,000 4.000%,  11/15/2021 89,893
50,000 4.500%,  11/15/2023 55,121
WPX Energy, Inc.
35,000 5.250%,  9/15/2024 38,124
35,000 5.750%,  6/1/2026 36,794
70,000 5.250%,  10/15/2027 74,173
Total 6,739,925
Financials (4.1%)
ACE INA Holdings, Inc.
65,000 2.875%,  11/3/2022 67,755
AerCap Ireland Capital DAC
59,000 3.150%,  2/15/2024 61,829
32,000 3.500%,  1/15/2025 33,971
Air Lease Corporation
83,000 2.500%,  3/1/2021 83,253
Aircastle, Ltd.
51,000 5.000%,  4/1/2023 54,358
Ally Financial, Inc.
52,000 1.450%,  10/2/2023 53,079
115,000 5.750%,  11/20/2025 133,860
American Express Company
34,000 3.700%,  8/3/2023 36,816
35,000 3.400%,  2/22/2024 38,011
American International Group, Inc.
17,000 2.500%,  6/30/2025 18,271
Ares Capital Corporation
18,000 4.250%,  3/1/2025 19,509
34,000 3.875%,  1/15/2026 36,834
Athene Global Funding
60,000 4.000%,  1/25/2022
h
62,126
Australia and New Zealand
Banking Group, Ltd.
57,000 2.950%,  7/22/2030
b,h
60,128
Aviation Capital Group, LLC
31,000 5.500%,  12/15/2024
h
34,313

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Financials (4.1%) - continued
Avolon Holdings Funding, Ltd.
$ 18,000 5.250%,  5/15/2024
h
$ 19,574
27,000 4.250%,  4/15/2026
h
29,082
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 1/20/2021
b,j
91,425
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
h
19,531
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
57,915
115,000 3.550%,  3/5/2024
b
122,871
143,000 3.864%,  7/23/2024
b
155,031
70,000 4.200%,  8/26/2024 78,525
443,000 6.250%,  9/5/2024
b,j
491,536
49,000 0.810%,  10/24/2024
b
49,454
35,000 3.458%,  3/15/2025
b
38,102
83,000 6.100%,  3/17/2025
b,j
94,043
85,000 1.319%,  6/19/2026
b
86,795
68,000 1.197%,  10/24/2026
b
68,890
168,000 5.875%,  3/15/2028
b,j
189,840
Bank of Montreal
105,000 3.300%,  2/5/2024 113,868
Bank of New York Mellon
Corporation
35,000 1.600%,  4/24/2025 36,584
42,000 4.700%,  9/20/2025
b,j
46,318
Bank of Nova Scotia
72,000 2.375%,  1/18/2023 74,963
32,000 1.950%,  2/1/2023 33,046
126,000 4.900%,  6/4/2025
b,j
136,416
Barclays plc
65,000 4.610%,  2/15/2023
b
67,854
81,000 4.338%,  5/16/2024
b
87,662
85,000 8.000%,  6/15/2024
b,j
94,775
34,000 4.375%,  9/11/2024 37,822
41,000 2.852%,  5/7/2026
b
44,023
BB&T Corporation
34,000 2.500%,  8/1/2024 36,207
BNP Paribas SA
84,000 7.625%,  3/30/2021
b,h,j
85,050
38,000 2.819%,  11/19/2025
b,h
40,598
BPCE SA
35,000 3.000%,  5/22/2022
h
36,210
32,000 2.375%,  1/14/2025
h
33,813
Camden Property Trust
35,000 4.875%,  6/15/2023 38,139
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 33,985
CANPACK SA
90,000 3.125%,  11/1/2025
h
90,450
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 54,974
48,000 2.280%,  1/28/2026
b
50,204
Capital One Financial Corporation
129,000 3.050%,  3/9/2022 132,908
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
126,750
Central Fidelity Capital Trust I
135,000
1.237%,  (LIBOR 3M +
1.000%), 4/15/2027
b
127,114
Principal
Amount Long-Term Fixed Income (22.9%) Value
Financials (4.1%) - continued
Charles Schwab Corporation
$ 332,000 5.375%,  6/1/2025
b,j
$ 369,765
18,000 0.900%,  3/11/2026 18,236
Citigroup, Inc.
43,000 2.750%,  4/25/2022 44,284
136,000 2.312%,  11/4/2022
b
138,178
83,000 3.142%,  1/24/2023
b
85,346
168,000 5.950%,  1/30/2023
b,j
176,333
184,000 5.000%,  9/12/2024
b,j
191,245
105,000 3.352%,  4/24/2025
b
114,136
92,000 5.950%,  5/15/2025
b,j
100,510
85,000 5.500%,  9/13/2025 102,151
84,000 4.000%,  12/10/2025
b,j
86,205
CNA Financial Corporation
40,000 3.950%,  5/15/2024 44,217
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,j
46,515
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
86,000 3.950%,  11/9/2022 91,394
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,h
35,732
Corporate Office Properties, LP
35,000 2.250%,  3/15/2026 36,478
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
h
72,800
Credit Agricole SA
43,000 3.375%,  1/10/2022
h
44,307
84,000 8.125%,  12/23/2025
b,h,j
102,060
35,000 1.907%,  6/16/2026
b,h
36,295
Credit Suisse Group AG
138,000 7.500%,  12/11/2023
b,h,j
153,422
34,000 2.593%,  9/11/2025
b,h
35,771
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 139,412
Dai-ichi Life Insurance Company,
Ltd.
238,000 5.100%,  10/28/2024
b,g,h,j
267,155
Danske Bank AS
61,000 5.000%,  1/12/2023
b,h
63,491
Deutsche Bank AG
69,000 2.222%,  9/18/2024
b
70,978
31,000 2.129%,  11/24/2026
b
31,705
Deutsche Bank AG of New York
34,000 3.950%,  2/27/2023 36,124
Digital Realty Trust, LP
65,000 2.750%,  2/1/2023 67,864
Discover Bank
35,000 4.200%,  8/8/2023 38,263
51,000 2.450%,  9/12/2024 53,928
ESH Hospitality, Inc.
70,000 5.250%,  5/1/2025
h
71,750
30,000 4.625%,  10/1/2027
h
30,750
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 61,406
Fifth Third Bancorp
65,000 2.600%,  6/15/2022 66,989
35,000 3.650%,  1/25/2024 38,167
84,000 4.500%,  9/30/2025
b,j
89,334

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Financials (4.1%) - continued
First Horizon National Corporation
$ 41,000 3.550%,  5/26/2023 $ 43,559
FNB Corporation
64,000 2.200%,  2/24/2023 65,184
Fortress Transportation
50,000 6.500%,  10/1/2025
h
52,256
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 182,427
Global Net Lease, Inc.
120,000 3.750%,  12/15/2027
h
123,765
Goldman Sachs Group, Inc.
187,000
4.128%,  (LIBOR 3M +
3.922%), 2/4/2021
b,j
186,622
59,000 2.876%,  10/31/2022
b
60,196
43,000
1.275%,  (LIBOR 3M +
1.050%), 6/5/2023
b
43,438
67,000 0.627%,  11/17/2023
b
67,269
70,000 3.625%,  2/20/2024 76,171
206,000 5.500%,  8/10/2024
b,j
224,540
31,000 3.500%,  4/1/2025 34,473
49,000 3.272%,  9/29/2025
b
53,690
52,000 4.250%,  10/21/2025 59,628
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
136,000 4.125%,  9/1/2022 317,979
Hartford Financial Services Group,
Inc.
66,000
2.346%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
58,849
HCP, Inc.
33,000 4.250%,  11/15/2023 36,118
HSBC Holdings plc
88,000 6.875%,  6/1/2021
b,j
89,540
65,000 3.803%,  3/11/2025
b
70,971
136,000 6.375%,  3/30/2025
b,j
148,634
39,000 2.633%,  11/7/2025
b
41,510
41,000 1.645%,  4/18/2026
b
41,925
41,000 1.589%,  5/24/2027
b
41,683
91,000 6.500%,  3/23/2028
b,j
102,148
112,000 4.600%,  12/17/2030
b,j
113,973
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,j
134,349
Icahn Enterprises, LP
90,000 6.375%,  12/15/2025 93,105
60,000 6.250%,  5/15/2026 63,534
ILFC E-Capital Trust II
138,000
3.480%,  (H15T30Y +
1.800%), 12/21/2065
b,h
95,415
ING Groep NV
70,000 4.100%,  10/2/2023 76,898
Intercontinental Exchange, Inc.
34,000 0.700%,  6/15/2023 34,230
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
h
83,600
iStar, Inc.
70,000 4.250%,  8/1/2025 69,125
iStar, Inc., Convertible
33,000 3.125%,  9/15/2022 38,829
J.P. Morgan Chase & Company
99,000 2.776%,  4/25/2023
b
102,198
Principal
Amount Long-Term Fixed Income (22.9%) Value
Financials (4.1%) - continued
$ 70,000 3.375%,  5/1/2023 $ 74,811
210,000 5.150%,  5/1/2023
b,j
216,829
84,000 6.000%,  8/1/2023
b,j
89,040
89,000
1.445%,  (LIBOR 3M +
1.230%), 10/24/2023
b
90,594
84,000 6.750%,  2/1/2024
b,j
94,307
24,000 1.514%,  6/1/2024
b
24,639
296,000 5.000%,  8/1/2024
b,j
311,401
70,000 3.875%,  9/10/2024 78,368
145,000 4.023%,  12/5/2024
b
159,724
258,000 4.600%,  2/1/2025
b,j
266,385
31,000 2.083%,  4/22/2026
b
32,733
68,000 1.045%,  11/19/2026
b
68,753
Kilroy Realty, LP
39,000 4.375%,  10/1/2025 43,740
Lincoln National Corporation
50,000
2.580%,  (LIBOR 3M +
2.358%), 5/17/2066
b
38,500
Lloyds Banking Group plc
67,000 3.000%,  1/11/2022 68,719
51,000 2.858%,  3/17/2023
b
52,410
65,000 3.900%,  3/12/2024 71,437
86,000 7.500%,  6/27/2024
b,j
96,989
156,000 6.657%,  5/21/2037
b,h,j
198,120
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,j
88,620
164,000 5.875%,  3/15/2028
b,j
187,862
MGIC Investment Corporation,
Convertible
100,000 9.000%,  4/1/2063
h
129,250
MGM Growth Properties Operating
Partnership, LP
90,000 4.625%,  6/15/2025
h
96,390
Mitsubishi UFJ Financial Group,
Inc.
44,000 2.998%,  2/22/2022 45,317
53,000 2.623%,  7/18/2022 54,786
83,000 3.455%,  3/2/2023 88,431
35,000 3.407%,  3/7/2024 38,029
41,000 1.412%,  7/17/2025 42,112
Mizuho Financial Group, Inc.
53,000 2.721%,  7/16/2023
b
54,738
Morgan Stanley
43,000 2.750%,  5/19/2022 44,406
10,000 4.875%,  11/1/2022 10,773
84,000 3.125%,  1/23/2023 88,646
66,000 4.100%,  5/22/2023 71,625
34,000 0.560%,  11/10/2023
b
34,078
34,000 2.720%,  7/22/2025
b
36,360
24,000 5.000%,  11/24/2025 28,698
69,000 2.188%,  4/28/2026
b
72,866
34,000 0.985%,  12/10/2026
b
34,242
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 104,700
130,000 4.625%,  8/1/2029 139,750
National Australia Bank, Ltd.
48,000 1.875%,  12/13/2022 49,525
National Bank of Canada
48,000 2.100%,  2/1/2023 49,576
National Securities Clearing
Corporation
35,000 1.200%,  4/23/2023
h
35,696

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Financials (4.1%) - continued
Natwest Group plc
$ 35,000 6.125%,  12/15/2022 $ 38,491
35,000 6.100%,  6/10/2023 39,229
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,h
188,580
129,000 3.400%,  1/23/2050
b,h
139,965
Nomura Holdings, Inc.
39,000 2.648%,  1/16/2025 41,643
Omega Healthcare Investors, Inc.
34,000 5.250%,  1/15/2026 38,861
Owl Rock Technology Finance
Corporation
34,000 3.750%,  6/17/2026
h
34,177
Park Aerospace Holdings, Ltd.
17,000 4.500%,  3/15/2023
h
17,814
PayPal Holdings, Inc.
35,000 1.650%,  6/1/2025 36,560
PNC Financial Services Group,
Inc.
35,000 3.500%,  1/23/2024 38,140
Preferred Term Securities XXIII,
Ltd.
42,177
0.417%,  (LIBOR 3M +
0.200%), 12/22/2036
b,h
34,976
Provident Financing Trust I
42,000 7.405%,  3/15/2038 48,698
Prudential Financial, Inc.
245,000 5.625%,  6/15/2043
b
262,715
201,000 5.200%,  3/15/2044
b
213,483
42,000 3.700%,  10/1/2050
b
44,427
Quicken Loans, LLC
60,000 3.625%,  3/1/2029
h
61,200
60,000 3.875%,  3/1/2031
h
62,250
Regions Financial Corporation
41,000 3.800%,  8/14/2023 44,474
84,000 5.750%,  6/15/2025
b,j
93,576
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 70,698
Royal Bank of Canada
31,000 1.600%,  4/17/2023 31,877
31,000 2.250%,  11/1/2024 32,972
Royal Bank of Scotland Group plc
84,000 8.625%,  8/15/2021
b,j
87,184
88,000 4.269%,  3/22/2025
b
97,339
25,000 3.754%,  11/1/2029
b
26,605
Santander Holdings USA, Inc.
33,000 3.450%,  6/2/2025 36,086
Santander UK Group Holdings plc
86,000 2.875%,  8/5/2021 87,204
Santander UK plc
48,000 2.100%,  1/13/2023 49,595
Service Properties Trust
60,000 4.500%,  6/15/2023 60,300
20,000 4.750%,  10/1/2026 19,750
50,000 5.500%,  12/15/2027 54,647
Simon Property Group, LP
68,000 2.000%,  9/13/2024 71,052
Societe Generale SA
39,000 2.625%,  10/16/2024
h
41,316
84,000 8.000%,  9/29/2025
b,h,j
98,595
Principal
Amount Long-Term Fixed Income (22.9%) Value
Financials (4.1%) - continued
$ 41,000 1.488%,  12/14/2026
b,h
$ 41,326
Springleaf Finance Corporation
90,000 6.875%,  3/15/2025 104,513
100,000 7.125%,  3/15/2026 118,250
Standard Chartered plc
52,000 2.744%,  9/10/2022
b,h
52,738
52,000 1.319%,  10/14/2023
b,h
52,525
Starwood Property Trust, Inc.,
Convertible
28,000 4.375%,  4/1/2023 27,742
State Street Corporation
31,000 2.825%,  3/30/2023
b
31,993
31,000 2.354%,  11/1/2025
b
33,081
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 44,578
136,000 2.778%,  10/18/2022 141,729
39,000 2.448%,  9/27/2024 41,529
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
h
35,226
Synchrony Financial
34,000 2.850%,  7/25/2022 35,109
38,000 4.250%,  8/15/2024 41,980
Toronto-Dominion Bank
35,000 3.250%,  3/11/2024 38,005
Truist Bank
52,000 1.500%,  3/10/2025 53,826
Truist Financial Corporation
189,000 4.950%,  9/1/2025
b,j
207,902
UBS Group AG
42,000 1.364%,  1/30/2027
b,h
42,460
USB Realty Corporation
184,000
1.384%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,j
137,540
Ventas Realty, LP
41,000 3.100%,  1/15/2023 43,020
35,000 3.750%,  5/1/2024 38,151
VEREIT Operating Partnership, LP
34,000 4.625%,  11/1/2025 39,126
VICI Properties, LP
50,000 4.250%,  12/1/2026
h
51,858
30,000 3.750%,  2/15/2027
h
30,675
50,000 4.625%,  12/1/2029
h
53,500
30,000 4.125%,  8/15/2030
h
31,669
Wachovia Capital Trust II
50,000
0.737%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,731
Wells Fargo & Company
43,000 2.625%,  7/22/2022 44,509
70,000 4.125%,  8/15/2023 76,461
60,000
1.444%,  (LIBOR 3M +
1.230%), 10/31/2023
b
60,948
38,000 3.750%,  1/24/2024 41,479
40,000 1.654%,  6/2/2024
b
41,092
68,000 2.406%,  10/30/2025
b
71,888
48,000 2.188%,  4/30/2026
b
50,529
Westpac Banking Corporation
32,000 2.000%,  1/13/2023 33,122
32,000 2.894%,  2/4/2030
b
33,540
Total 18,545,791

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 42,000 2.150%,  5/13/2025
h
$ 43,252
Total 43,252
Mortgage-Backed Securities (3.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
698,703 3.000%,  3/25/2050 733,310
78,337 3.500%,  7/1/2047 83,129
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
181 9.000%,  4/1/2025 200
1,678 8.000%,  6/1/2027 1,882
735 8.000%,  8/1/2030 876
Federal National Mortgage
Association
202,992 4.500%,  5/1/2048 220,658
312,231 3.500%,  10/1/2048 329,859
56,106 3.500%,  6/1/2049 59,335
354,332 3.500%,  8/1/2049 374,487
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,100,000 1.500%,  1/1/2036
e
1,131,633
3,835,000 2.000%,  1/1/2036
e
4,008,801
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
400,000 1.500%,  1/1/2051
e
404,078
5,075,000 2.000%,  1/1/2051
e
5,271,055
3,800,000 2.500%,  1/1/2051
e
4,005,136
244 8.000%,  11/1/2026 269
2,368 8.500%,  4/1/2030 2,857
582,133 4.000%,  7/1/2048 621,810
Government National Mortgage
Association 30-Yr. Pass Through
436 9.000%,  12/15/2026 490
Total 17,249,865
Technology (1.3%)
Akamai Technologies, Inc.,
Convertible
278,000 0.375%,  9/1/2027 309,769
Apple, Inc.
122,000 3.450%,  5/6/2024 134,326
35,000 1.125%,  5/11/2025 35,986
Baidu, Inc.
39,000 3.075%,  4/7/2025 41,637
Black Knight InfoServ, LLC
20,000 3.625%,  9/1/2028
h
20,475
Broadcom Corporation
133,000 2.650%,  1/15/2023 138,357
48,000 3.125%,  1/15/2025 51,820
Broadcom, Inc.
17,000 2.250%,  11/15/2023 17,753
CommScope Technologies
Finance, LLC
220,000 6.000%,  6/15/2025
h
224,950
Principal
Amount Long-Term Fixed Income (22.9%) Value
Technology (1.3%) - continued
Dell International, LLC
$ 52,000 4.000%,  7/15/2024
h
$ 57,328
15,000 5.850%,  7/15/2025
h
18,015
Diamond 1 Finance Corporation
122,000 5.450%,  6/15/2023
h
134,927
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
h
56,875
130,000 6.625%,  8/15/2027
h
78,650
Fiserv, Inc.
75,000 2.750%,  7/1/2024 80,522
Gartner, Inc.
70,000 4.500%,  7/1/2028
h
73,850
50,000 3.750%,  10/1/2030
h
52,500
Global Payments, Inc.
17,000 2.650%,  2/15/2025 18,202
Hewlett Packard Enterprise
Company
33,000 2.250%,  4/1/2023 34,200
28,000 4.450%,  10/2/2023 30,800
Intuit, Inc.
35,000 0.950%,  7/15/2025 35,432
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
148,732
J2 Global, Inc., Convertible
119,000 1.750%,  11/1/2026
h
123,324
91,000 3.250%,  6/15/2029 133,215
Lumentum Holdings, Inc.,
Convertible
134,000 0.250%,  3/15/2024 220,994
Marvell Technology Group, Ltd.
41,000 4.200%,  6/22/2023 44,366
Microchip Technology, Inc.,
Convertible
73,000 1.625%,  2/15/2027 147,650
Micron Technology, Inc.
46,000 2.497%,  4/24/2023 47,930
NCR Corporation
190,000 6.125%,  9/1/2029
h
210,425
NortonLifeLock, Inc., Convertible
27,000 2.000%,  8/15/2022
h
31,664
Nuance Communications, Inc.,
Convertible
380,000 1.250%,  4/1/2025 864,646
NXP BV/NXP Funding, LLC
52,000 4.875%,  3/1/2024
h
58,644
NXP Funding, LLC
17,000 2.700%,  5/1/2025
h
18,294
ON Semiconductor Corporation,
Convertible
269,000 1.625%,  10/15/2023 450,705
Open Text Corporation
100,000 4.125%,  2/15/2030
h
106,380
Oracle Corporation
30,000 2.500%,  5/15/2022 30,801
47,000 2.500%,  4/1/2025 50,464
Panasonic Corporation
53,000 2.536%,  7/19/2022
h
54,480
Plantronics, Inc.
130,000 5.500%,  5/31/2023
h
130,325
PTC, Inc.
40,000 3.625%,  2/15/2025
h
41,121

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Technology (1.3%) - continued
Qorvo, Inc.
$ 70,000 3.375%,  4/1/2031
h
$ 72,275
Seagate HDD Cayman
34,000 4.250%,  3/1/2022
g
35,105
Sensata Technologies, Inc.
120,000 3.750%,  2/15/2031
h
124,390
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,800
SS&C Technologies, Inc.
170,000 5.500%,  9/30/2027
h
181,563
Switch, Ltd.
70,000 3.750%,  9/15/2028
h
71,050
Tencent Holdings, Ltd.
41,000 1.810%,  1/26/2026
h
41,903
Teradyne, Inc., Convertible
63,000 1.250%,  12/15/2023 238,179
Texas Instruments, Inc.
46,000 1.375%,  3/12/2025 47,696
Total System Services, Inc.
35,000 3.750%,  6/1/2023 37,410
Verint Systems, Inc., Convertible
159,000 1.500%,  6/1/2021 174,352
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 135,408
Xerox Holdings Corporation
70,000 5.000%,  8/15/2025
h
74,499
Total 5,815,164
Transportation (0.4%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
154,021
Air Canada Pass Through Trust
15,604 3.875%,  3/15/2023
h
15,194
Air Lease Corporation
32,000 2.300%,  2/1/2025 33,120
35,000 3.375%,  7/1/2025 37,631
Air Transport Services Group, Inc.,
Convertible
110,000 1.125%,  10/15/2024 130,560
American Airlines, Inc.
50,000 11.750%,  7/15/2025
h
57,663
Boeing Company
35,000 1.950%,  2/1/2024 36,034
Delta Air Lines, Inc.
110,000 7.000%,  5/1/2025
h
126,978
68,882 4.500%,  10/20/2025
h
73,614
40,000 7.375%,  1/15/2026 45,683
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 67,653
Meritor, Inc., Convertible
200,000 3.250%,  10/15/2037 229,553
Mileage Plus Holdings, LLC
70,000 6.500%,  6/20/2027
h
75,250
Penske Truck Leasing Company,
LP
35,000 3.375%,  2/1/2022
h
35,927
35,000 1.200%,  11/15/2025
h
35,292
Southwest Airlines Company
17,000 4.750%,  5/4/2023 18,476
Principal
Amount Long-Term Fixed Income (22.9%) Value
Transportation (0.4%) - continued
$ 50,000 5.250%,  5/4/2025 $ 57,897
Southwest Airlines Company,
Convertible
221,000 1.250%,  5/1/2025 321,003
Union Pacific Corporation
62,000 3.750%,  7/15/2025 70,337
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 64,416
XPO Logistics, Inc.
110,000 6.750%,  8/15/2024
h
116,875
Total 1,803,177
Utilities (0.6%)
Alabama Power Company
44,000 2.450%,  3/30/2022 45,088
Ameren Corporation
34,000 2.500%,  9/15/2024 36,229
Berkshire Hathaway Energy
Company
31,000 4.050%,  4/15/2025
h
35,094
Calpine Corporation
90,000 4.500%,  2/15/2028
h
93,600
CenterPoint Energy, Inc.
43,000 2.500%,  9/1/2022 44,445
34,000 2.500%,  9/1/2024 36,152
Dominion Energy, Inc.
35,000 2.715%,  8/15/2021 35,432
35,000 3.071%,  8/15/2024 37,778
135,000 4.650%,  12/15/2024
b,j
142,313
DTE Energy Company
56,000 3.300%,  6/15/2022 58,031
53,000 2.529%,  10/1/2024 56,462
Duke Energy Corporation
86,000 2.400%,  8/15/2022 88,589
138,000 4.875%,  9/16/2024
b,j
149,430
Edison International
31,000 4.950%,  4/15/2025 35,396
Entergy Corporation
34,000 0.900%,  9/15/2025 33,981
Evergy, Inc.
34,000 2.450%,  9/15/2024 36,046
FirstEnergy Corporation
66,000 2.850%,  7/15/2022 67,079
Florida Power & Light Company
31,000 2.850%,  4/1/2025 33,729
Georgia Power Company
32,000 2.100%,  7/30/2023 33,422
34,000 2.200%,  9/15/2024 35,813
NextEra Energy Operating
Partners, LP
200,000 3.875%,  10/15/2026
h
213,500
NiSource, Inc.
213,000 5.650%,  6/15/2023
b,j
218,857
35,000 0.950%,  8/15/2025 35,204
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
h
35,240
20,000 3.375%,  2/15/2029
h
20,476
20,000 3.625%,  2/15/2031
h
20,576
PG&E Corporation
50,000 5.000%,  7/1/2028 53,250

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.9%) Value
Utilities (0.6%) - continued
$ 40,000 5.250%,  7/1/2030 $ 44,000
PPL Capital Funding, Inc.
70,000 3.950%,  3/15/2024 76,400
Public Service Enterprise Group,
Inc.
35,000 2.875%,  6/15/2024 37,674
Sempra Energy
68,000 3.550%,  6/15/2024 74,073
84,000 4.875%,  10/15/2025
b,j
89,775
Southern Company
119,000 4.000%,  1/15/2051
b
126,030
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 94,050
Talen Energy Supply, LLC
90,000 7.625%,  6/1/2028
h
96,975
TerraForm Power Operating, LLC
90,000 5.000%,  1/31/2028
h
101,128
TransCanada Trust
175,000 5.875%,  8/15/2076
b,g
195,125
Vistra Operations Company, LLC
130,000 5.000%,  7/31/2027
h
137,800
Total 2,804,242
Total Long-Term Fixed Income
(cost $99,757,575) 103,910,637
Shares
Registered Investment
Companies ( 18.5% ) Value
Unaffiliated  (0.8%)
12,245 Aberdeen Asia-Pacific Income
Fund, Inc. 54,490
6,375 AllianceBernstein Global High
Income Fund, Inc. 75,034
13,850 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 186,421
3,041 BlackRock Core Bond Trust 49,568
4,750 BlackRock Corporate High Yield
Fund, Inc. 54,292
3,410 BlackRock Credit Allocation
Income Trust 50,161
4,740 BlackRock Enhanced Equity
Dividend Trust 40,148
7,325 BlackRock Enhanced Global
Dividend Trust 79,916
4,078 BlackRock Multi-Sector Income
Trust 71,528
20,221 BlackRock Resources &
Commodities Strategy Trust 149,838
2,700 Brookfield Real Assets Income
Fund, Inc. 48,141
4,722 Cohen & Steers Quality Income
Realty Fund, Inc. 58,553
4,042 Eaton Vance Limited Duration
Income Fund 50,646
6,613 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 57,996
2,026 Health Care Select Sector SPDR
Fund
g
229,829
5,467 Invesco Dynamic Credit
Opportunities Fund 58,716
17,500 Invesco Senior Loan ETF 389,900
Shares
Registered Investment
Companies (18.5%) Value
Unaffiliated  (0.8%)- continued
13,000 iShares S&P U.S. Preferred Stock
Index Fund $ 500,630
12,240 Liberty All-Star Equity Fund 84,456
10,950 Nuveen Credit Strategies Income
Fund 69,314
3,783 PGIM Global High Yield Fund, Inc. 54,967
3,693 PGIM High Yield Bond Fund, Inc. 55,395
2,493 Pimco Dynamic Credit And
Mortgage Income Fund 52,852
4,446 Royce Micro-Cap Trust, Inc. 44,993
3,969 Royce Value Trust, Inc. 64,060
29,782 Templeton Global Income Fund 163,801
1,883 Tri-Continental Corporation 55,492
11,500 Vanguard Short-Term Corporate
Bond ETF 957,375
9,588 Voya Global Equity Dividend &
Premium Opportunity Fund 50,049
6,439 Wells Fargo Income Opportunities
Fund 52,542
16,267 Western Asset High Income
Opportunity Fund, Inc. 80,522
Total 3,991,625
Affiliated  (17.7%)
3,016,436 Thrivent Core Emerging Markets
Debt Fund 31,280,444
4,988,907 Thrivent Core International Equity
Fund 48,941,179
Total 80,221,623
Total Registered Investment
Companies (cost $80,557,035) 84,213,248
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
8,625 AT&T, Inc., 4.750%
j
230,805
2,375 AT&T, Inc., 5.000%
j
64,457
Total 295,262
Consumer Discretionary (<0.1%)
476 International Flavors & Fragrances,
Inc., Convertible, 6.000% 19,440
Total 19,440
Consumer Staples (<0.1%)
6,800 CHS, Inc., 7.100%
b,j
189,040
Total 189,040
Energy (0.1%)
17,758 Crestwood Equity Partners, LP,
9.250%
j
132,652
1,600 Energy Transfer Operating, LP,
7.600%
b,j
36,080
3,136 Nustar Logistics, LP, 6.971%
b
67,362
Total 236,094
Financials (0.8%)
2,750 Aegon Funding Corporation II,
5.100% 75,845
3,174 Agribank FCB, 6.875%
b,j
358,662
5,700 Allstate Corporation, 5.100%
j
159,315

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.8%) - continued
5,000 Bank of America Corporation,
5.000%
j
$ 136,400
2,000 Bank of America Corporation,
5.375%
j
54,620
72 Bank of America Corporation,
Convertible, 7.250%
j
109,338
5,525 Capital One Financial Corporation,
5.000%
g,j
146,910
2,485 Cobank ACB, 6.250%
b,j
262,167
5,875 Equitable Holdings, Inc., 5.250%
j
156,510
140 First Horizon Bank, 3.750%
b,h,j
112,700
7,800 GMAC Capital Trust I, 6.007%
b
210,990
3,700 Hartford Financial Services Group,
Inc., 7.875%
b
102,157
3,650 J.P. Morgan Chase & Company,
4.750%
j
101,141
3,350 J.P. Morgan Chase & Company,
5.750%
j
94,135
3,350 Legg Mason, Inc., 5.450% 85,793
5,880 Morgan Stanley, 5.850%
b,j
169,638
6,200 Morgan Stanley, 7.125%
b,g,j
182,342
775 Synovus Financial Corporation,
5.875%
b,j
20,786
5,025 Truist Financial Corporation,
4.750%
j
139,042
483 Wells Fargo & Company,
Convertible, 7.500%
j
733,146
Total 3,411,637
Health Care (<0.1%)
111 Danaher Corporation, Convertible,
5.000% 144,422
Total 144,422
Industrials (0.1%)
243 Fortive Corporation, Convertible,
5.000% 243,867
1,957 Stanley Black & Decker, Inc.,
Convertible, 5.250% 218,871
Total 462,738
Real Estate (<0.1%)
6,150 Public Storage, 4.125%
j
166,850
1,300 Public Storage, 4.625%
j
35,282
325 Public Storage, 4.700%
j
8,947
511 Public Storage, 4.875%
j
14,139
Total 225,218
Utilities (0.1%)
1,103 American Electric Power
Company, Inc., Convertible,
6.125% 55,260
2,505 NextEra Energy, Inc., Convertible,
4.872% 148,296
6,725 Southern Company, 4.950% 184,265
2,432 Southern Company, Convertible,
6.750% 126,221
Total 514,042
Total Preferred Stock
(cost $5,102,034) 5,497,893
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
2,697,403 Thrivent Cash Management Trust $ 2,697,403
Total Collateral Held for
Securities Loaned
(cost $2,697,403) 2,697,403
Shares or
Principal
Amount Short-Term Investments ( 8.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.060%, 1/12/2021
m,n
199,997
500,000 0.070%, 1/19/2021
m,n
499,985
900,000 0.070%, 1/26/2021
m,n
899,962
100,000 0.090%, 2/3/2021
m,n
99,993
300,000 0.070%, 2/23/2021
m,n
299,967
400,000 0.076%, 3/10/2021
m,n
399,935
Thrivent Core Short-Term Reserve
Fund
3,755,823 0.240% 37,558,233
Total Short-Term Investments
(cost $39,935,731) 39,958,072
Total Investments (cost
$418,127,929) 104.8% $476,371,100
Other Assets and Liabilities, Net
(4.8%) (21,722,723)
Total Net Assets 100.0% $454,648,377

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $38,630,580 or
8.5% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2020.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 562,821
Common Stock 2,070,332
Total lending $2,633,153
Gross amount payable upon return of
collateral for securities loaned $2,697,403
Net amounts due to counterparty
$64,250
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 62,632,839
Gross unrealized depreciation (6,117,591)
Net unrealized appreciation (depreciation) $ 56,515,248
Cost for federal income tax purposes $ 419,764,737

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,889,692 – 2,543,186 346,506
Capital Goods 6,536,816 – 6,113,713 423,103
Communications Services 19,224,170 – 19,224,170 –
Consumer Cyclical 9,977,864 – 9,977,864 –
Consumer Non-Cyclical 11,200,249 – 10,613,824 586,425
Energy 1,406,788 – 1,406,788 –
Financials 5,050,440 – 5,050,440 –
Technology 5,091,014 – 5,091,014 –
Transportation 1,910,373 – 1,910,373 –
Utilities 2,680,627 – 2,680,627 –
Common Stock
Communications Services 13,602,726 13,598,881 3,845 –
Consumer Discretionary 20,454,812 20,427,116 27,696 –
Consumer Staples 6,183,949 6,183,949 – –
Energy 4,864,297 4,864,297 – –
Financials 26,543,748 26,099,991 443,757 –
Health Care 23,393,519 23,393,519 – –
Industrials 23,257,410 23,257,410 – –
Information Technology 40,127,308 39,408,886 718,422 –
Materials 5,513,021 5,269,900 243,121 –
Real Estate 6,569,093 6,569,093 – –
Utilities 3,615,931 3,615,931 – –
Long-Term Fixed Income
Asset-Backed Securities 8,671,540 – 7,886,540 785,000
Basic Materials 1,936,570 – 1,936,570 –
Capital Goods 4,270,646 – 4,270,646 –
Collateralized Mortgage Obligations 14,810,821 – 14,810,821 –
Commercial Mortgage-Backed Securities 755,383 – 755,383 –
Communications Services 6,251,214 – 6,251,214 –
Consumer Cyclical 7,487,835 – 7,487,835 –
Consumer Non-Cyclical 6,725,212 – 6,725,212 –
Energy 6,739,925 – 6,739,925 –
Financials 18,545,791 – 18,545,791 –
Foreign Government 43,252 – 43,252 –
Mortgage-Backed Securities 17,249,865 – 17,249,865 –
Technology 5,815,164 – 5,815,164 –
Transportation 1,803,177 – 1,803,177 –
Utilities 2,804,242 – 2,804,242 –
Preferred Stock
Communications Services 295,262 295,262 – –
Consumer Discretionary 19,440 19,440 – –
Consumer Staples 189,040 189,040 – –
Energy 236,094 236,094 – –
Financials 3,411,637 2,940,275 471,362 –
Health Care 144,422 144,422 – –
Industrials 462,738 218,871 243,867 –
Real Estate 225,218 225,218 – –
Utilities 514,042 514,042 – –
Registered Investment Companies
Unaffiliated 3,991,625 3,991,625 – –
Short-Term Investments 2,399,839 – 2,399,839 –
Subtotal Investments in Securities $355,893,841 $181,463,262 $172,289,545 $2,141,034
Other Investments  * Total
Affiliated Registered Investment Companies 80,221,623
Affiliated Short-Term Investments 37,558,233
Collateral Held for Securities Loaned 2,697,403
Subtotal Other Investments $120,477,259
Total Investments at Value $476,371,100

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 258,991 258,991 – –
Total Asset Derivatives $258,991 $258,991 $– $–
Liability Derivatives
Futures Contracts 350,106 350,106 – –
Total Liability Derivatives $350,106 $350,106 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$2,199,847 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 21 March 2021 $ 3,845,562 $ 90,678
CME Euro Foreign Exchange Currency 28 March 2021 4,254,601 31,499
CME Ultra Long Term U.S. Treasury Bond 10 March 2021 2,143,309 (7,684)
Eurex Euro STOXX 50 Index 104 March 2021 4,430,439 68,431
ICE mini MSCI EAFE Index 40 March 2021 4,218,268 43,332
Total Futures Long Contracts $ 18,892,179 $ 226,256
CBOT 10-Yr. U.S. Treasury Note (37) March 2021 ( $ 5,098,365) ( $ 10,525)
CBOT 2-Yr. U.S. Treasury Note (12) March 2021 (2,648,776) (2,943)
CBOT 5-Yr. U.S. Treasury Note (5) March 2021 (629,012) (1,808)
CBOT U.S. Long Bond (31) March 2021 (5,389,555) 20,742
CME E-mini Russell 2000 Index (63) March 2021 (6,012,672) (207,948)
CME E-mini S&P Mid-Cap 400 Index (18) March 2021 (4,027,102) (119,198)
Ultra 10-Yr. U.S. Treasury Note (7) March 2021 (1,098,825) 4,309
Total Futures Short Contracts ( $ 24,904,307) ($317,371)
Total Futures Contracts ( $ 6,012,128) ($91,115)

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Balanced Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 31,499
Total Foreign Exchange Contracts 31,499
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 202,441
Total Equity Contracts 202,441
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 25,051
Total Interest Rate Contracts 25,051
Total Asset Derivatives $258,991
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 327,146
Total Equity Contracts 327,146
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 22,960
Total Interest Rate Contracts 22,960
Total Liability Derivatives $350,106
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 3,032,491
Total Equity Contracts
3,032,491
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (26,520)
Total Foreign Exchange Contracts (26,520)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (65,498)
Total Interest Rate Contracts
(65,498)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 6,043
Total Credit Contracts
6,043
Total $2,946,516

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (44,211)
Total Foreign Exchange Contracts (44,211)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (134,113)
Total Equity Contracts (134,113)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 33,769
Total Interest Rate Contracts 33,769
Total ($144,555)
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $12,442,569
Futures - Short (4,553,645)
Interest Rate Contracts
Futures - Long 4,230,191
Futures - Short (11,842,734)
Foreign Exchange Contracts
Futures - Long 3,698,062
Credit Contracts
Credit Default Swaps - Buy
Protection (7,303)
Credit Default Swaps - Sell
Protection 84

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $29,953 $1,352 $1,350 $31,280 3,016 6.9%
Core International Equity – 51,589 4,200 48,941 4,989 10.8
Total Affiliated Registered Investment
Companies 29,953 80,221 17.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 24,791 169,600 156,843 37,558 3,756 8.3
Total Affiliated Short-Term Investments 24,791 37,558 8.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,787 57,412 57,502 2,697 2,697 0.6
Total Collateral Held for Securities Loaned 2,787 2,697 0.6
Total Value $57,531 $120,476
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,325 $ – $1,352
Core International Equity 142 1,410 – 1,104
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (12) 22 – 225
Total Income/Non Income Cash from Affiliated
Investments $2,681
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $130 $2,757 $0

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.3% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco, LLC, Term
Loan
$ 136,500
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 133,702
Chemours Company, Term Loan
432,763
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
423,657
Hexion, Inc., Term Loan
494,063
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
b
489,123
Innophos Holdings, Inc., Term
Loan
496,250
3.647%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
495,009
Momentive Performance Materials
USA, LLC, Term Loan
458,025
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
b
451,155
Nouryon USA, LLC, Term Loan
1,185,351
3.153%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,171,518
Pixelle Specialty Solutions, LLC,
Term Loan
868,743
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
864,616
Total 4,028,780
Capital Goods (1.1%)
Asplundh Tree Expert, LLC, Term
Loan
309,225
2.647%,  (LIBOR 1M +
2.500%), 9/4/2027
b
309,806
Flex Acquisition Company, Inc.
Term Loan
998,922
3.225%,  (LIBOR 3M +
3.000%), 6/29/2025
b
985,686
Gemini HDPE, LLC, Term Loan
715,000
0.000%,  (LIBOR 1M +
3.000%), 12/28/2027
b,d,e
709,637
GFL Environmental, Inc., Term
Loan
770,000
0.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
770,639
Mauser Packaging Solutions
Holding Company, Term Loan
704,346
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
678,813
Natgasoline, LLC, Term Loan
588,000
3.750%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
583,590
Navistar, Inc., Term Loan
996,812
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
994,570
Reynolds Group Holdings, Inc.,
Term Loan
347,148
2.897%,  (LIBOR 1M +
2.750%), 2/5/2023
b
345,412
500,000
3.397%,  (LIBOR 1M +
3.250%), 2/16/2026
b
495,625
TransDigm, Inc., Term Loan
1,747,350
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,710,044
Principal
Amount Bank Loans (11.3%)
a
Value
Capital Goods (1.1%) - continued
Vertiv Group Corporation, Term
Loan
$ 1,662,437
3.153%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 1,650,751
Total 9,234,573
Communications Services (3.3%)
Altice France SA, Term Loan
434,250
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
424,445
Cablevision Lightpath, LLC, Term
Loan
715,000
3.750%,  (LIBOR 3M +
3.250%), 12/1/2027
b
712,991
CCI Buyer, Inc., Term Loan
185,000
0.000%,  (LIBOR 1M +
4.000%), 12/12/2027
b,d,e
184,691
CenturyLink, Inc., Term Loan
1,773,269
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,752,877
CommScope, Inc., Term Loan
1,254,125
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,243,151
Coral-US Co-Borrower, LLC, Term
Loan
2,065,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,037,040
CSC Holdings, LLC, Term Loan
796,125
2.409%,  (LIBOR 1M +
2.250%), 7/17/2025
b
783,045
1,846,050
2.659%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,826,814
Diamond Sports Group, LLC, Term
Loan
1,477,528
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,301,761
E.W. Scripps Company, Term Loan
355,000
0.000%,  (LIBOR 1M +
3.000%), 12/15/2027
b,d,e
355,000
Eagle Broadband Investments,
LLC, Term Loan
1,195,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b,d,e
1,192,765
Entercom Media Corporation, Term
Loan
741,195
2.648%,  (LIBOR 1M +
2.500%), 11/17/2024
b
722,665
GCI, LLC, Term Loan
1,127,175
3.500%,  (LIBOR 3M +
2.750%), 10/15/2025
b,d,e
1,121,190
Gray Television, Inc., Term Loan
450,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
445,981
HCP Acquisition, LLC, Term Loan
1,099,109
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,098,647
iHeartCommunications, Inc., Term
Loan
570,677
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
560,690

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (11.3%)
a
Value
Communications Services (3.3%) - continued
Meredith Corporation, Term Loan
$ 618,446
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 621,229
NEP Group, Inc., Term Loan
984,962
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
931,341
Nexstar Broadcasting, Inc., Term
Loan
1,109,164
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
1,100,435
Nielsen Finance, LLC, Term Loan
402,975
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
404,905
Radiate Holdco, LLC, Term Loan
1,695,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,695,797
SBA Senior Finance II, LLC, Term
Loan
770,415
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
760,993
Terrier Media Buyer, Inc., Term
Loan
598,950
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
598,764
323,375
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
322,567
TNS, Inc., Term Loan
729,217
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
721,925
Virgin Media Bristol, LLC, Term
Loan
1,625,000
2.659%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,608,457
WideOpenWest Finance, LLC,
Term Loan
1,229,147
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,222,657
Xplornet Communications, Inc.,
Term Loan
737,422
4.897%,  (LIBOR 1M +
4.750%), 6/10/2027
b
737,607
Ziggo Financing Partnership, Term
Loan
1,090,000
2.659%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,082,163
Total 27,572,593
Consumer Cyclical (1.7%)
1011778 B.C., LLC, Term Loan
1,273,584
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,254,085
Boyd Gaming Corporation, Term
Loan
250,211
2.352%,  (LIBOR 1W +
2.250%), 9/15/2023
b
247,734
Caesars Resort Collection, LLC,
Term Loan
947,625
4.647%,  (LIBOR 1M +
4.500%), 7/20/2025
b
947,919
Carnival Corporation, Term Loan
473,810
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
486,839
Principal
Amount Bank Loans (11.3%)
a
Value
Consumer Cyclical (1.7%) - continued
Cengage Learning, Inc., Term
Loan
$ 471,218
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
$ 450,922
Four Seasons Hotels, Ltd., Term
Loan
761,212
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
755,092
Golden Entertainment, Inc., Term
Loan
1,425,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,389,725
Golden Nugget, LLC, Term Loan
706,639
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
680,691
Harbor Freight Tools USA, Inc.,
Term Loan
925,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
923,455
IAA, Inc., Term Loan
304,763
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
301,968
LCPR Loan Financing, LLC, Term
Loan
1,550,000
5.159%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,554,201
Michaels Stores, Inc., Term Loan
678,300
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
672,365
Scientific Games International,
Inc., Term Loan
2,502,044
2.897%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,440,118
Staples, Inc., Term Loan
266,248
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
259,859
441,695
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
426,986
Stars Group Holdings BV, Term
Loan
588,614
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
590,416
Tenneco, Inc., Term Loan
710,138
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
691,199
Wyndham Hotels & Resorts, Inc.,
Term Loan
522,962
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
518,779
Total 14,592,353
Consumer Non-Cyclical (1.9%)
Adient US, LLC, Term Loan
284,278
4.414%,  (LIBOR 3M +
4.250%), 5/6/2024
b
283,804
Bausch Health Americas, Inc.,
Term Loan
1,445,881
3.148%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,439,562
Bellring Brands, LLC, Term Loan
276,109
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
276,937

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (11.3%)
a
Value
Consumer Non-Cyclical (1.9%) - continued
Change Healthcare Holdings, LLC,
Term Loan
$ 553,596
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
$ 550,552
Chobani, LLC, Term Loan
369,075
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
367,783
CNT Holdings I Corporation, Term
Loan
475,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
474,183
135,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
137,025
Dole Food Company, Inc., Term
Loan
977,615
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
975,171
Elanco Animal Health, Inc., Term
Loan
267,880
1.905%,  (LIBOR 1M +
1.750%), 8/1/2027
b
265,257
Endo International plc, Term Loan
785,491
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
771,745
Global Medical Response, Inc.,
Term Loan
237,650
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
235,019
2,170,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,151,924
Grifols Worldwide Operations USA,
Inc., Term Loan
722,700
2.102%,  (LIBOR 1W +
2.000%), 11/15/2027
b
715,928
IQVIA, Inc., Term Loan
203,423
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
201,999
Jaguar Holding Company II, Term
Loan
354,063
3.500%,  (LIBOR 1M +
2.500%), 8/18/2022
b
353,755
JBS USA LUX SA, Term Loan
1,214,548
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,203,920
MPH Acquisition Holdings, LLC,
Term Loan
1,730,719
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,720,992
Ortho-Clinical Diagnostics SA,
Term Loan
1,846,664
3.398%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,818,041
Plantronics, Inc., Term Loan
404,757
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
395,270
Precision Medicine Group, LLC,
Term Loan
50,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
50,000
440,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b,c
440,000
Principal
Amount Bank Loans (11.3%)
a
Value
Consumer Non-Cyclical (1.9%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 540,573
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
$ 542,152
US Foods, Inc., Term Loan
198,442
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
195,262
Total 15,566,281
Energy (0.3%)
Buckeye Partners, LP, Term Loan
545,875
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b
544,767
Calpine Corporation, Term Loan
925,000
2.650%,  (LIBOR 1M +
2.500%), 12/16/2027
b
918,062
Lealand Finance Company BV,
Term Loan
208,429
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
134,958
Lummus Technology Holdings V,
LLC, Term Loan
807,975
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
807,636
Total 2,405,423
Financials (0.9%)
Asurion, LLC, Term Loan
310,000
0.000%,  (LIBOR 1M +
3.250%), 12/18/2026
b,d,e
306,497
Avolon TLB Borrower 1 US, LLC,
Term Loan
512,088
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
507,930
Blackstone CQP Holdco, LP, Term
Loan
290,575
3.736%,  (LIBOR 3M +
3.500%), 9/30/2024
b
289,485
BPR Nimbus, LLC, Term Loan
613,857
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
578,217
Delos Finance SARL, Term Loan
250,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
249,583
INEOS U.S. Finance, LLC, Term
Loan
198,465
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
196,040
Level 3 Financing, Inc., Term Loan
1,030,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,011,759
MoneyGram International, Inc.,
Term Loan
554,172
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
554,033
NCR Corporation, Term Loan
839,375
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
824,619
Newco Financing Partnership,
Term Loan
770,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
770,385

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (11.3%)
a
Value
Financials (0.9%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 829,394
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 814,763
Tronox Finance, LLC, Term Loan
417,939
3.197%,  (LIBOR 1M +
3.000%), 9/22/2024
b
415,276
UPC Financing Partnership, Term
Loan
770,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
770,385
Total 7,288,972
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
762,345
3.714%,  (LIBOR 3M +
3.500%), 8/21/2026
b
732,393
Prime Security Services Borrower,
LLC, Term Loan
2,126,618
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
2,131,934
Rackspace Technology Global,
Inc., Term Loan
2,058,549
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,053,917
SS&C Technologies, Inc., Term
Loan
787,204
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
776,184
605,601
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
597,122
Zayo Group Holdings, Inc., Term
Loan
1,416,355
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,405,732
Total 7,697,282
Transportation (0.3%)
Genesee & Wyoming, Inc., Term
Loan
987,538
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
984,605
SkyMiles IP, Ltd., Term Loan
950,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
983,573
United Airlines, Inc., Term Loan
737,339
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
720,749
Total 2,688,927
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
85,654
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
85,403
Core and Main, LP, Term Loan
625,650
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
622,003
EnergySolutions, LLC, Term Loan
424,125
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
416,525
Principal
Amount Bank Loans (11.3%)
a
Value
Utilities (0.4%) - continued
Exgen Renewables IV, LLC, Term
Loan
$ 950,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
$ 948,575
Pacific Gas and Electric Company,
Term Loan
1,228,825
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
b
1,241,420
Talen Energy Supply, LLC, Term
Loan
342,000
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
335,444
Total 3,649,370
Total Bank Loans
(cost $94,895,787) 94,724,554
Principal
Amount Long-Term Fixed Income ( 47.9% ) Value
Asset-Backed Securities (3.4%)
522 Funding CLO, Ltd.
950,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
952,935
Ares LVII CLO, Ltd.
950,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
953,645
Babson CLO, Ltd.
1,200,000
3.118%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,170,193
Benefit Street Partners CLO IV, Ltd.
1,000,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
1,000,045
Business Jet Securities, LLC
1,091,225
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
1,110,893
Cent CLO, LP
2,950,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,912,886
Conn's Receivables Funding
383,246
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
383,601
Dryden 36 Senior Loan Fund
750,000
2.204%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
750,388
Foundation Finance Trust
291,093
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
296,598
Harley Marine Financing, LLC
1,237,913
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,117,384
Octagon Investment Partners 50,
Ltd.
1,200,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,207,745

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Asset-Backed Securities (3.4%) - continued
OZLM IX, Ltd.
$ 1,875,000
1.768%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
$ 1,875,171
Palmer Square CLO, Ltd.
1,500,000
2.226%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,e,g
1,500,000
Palmer Square Loan Funding, Ltd.
1,000,000
2.468%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
999,998
Pretium Mortgage Credit Partners,
LLC
1,852,595
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
1,851,748
Riserva CLO, Ltd.
1,200,000
1.918%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,199,995
Saxon Asset Securities Trust
399,056
3.623%,  8/25/2035, Ser.
2004-2, Class MF2
b
401,131
Sound Point CLO X, Ltd.
1,150,000
2.918%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,120,354
Sound Point CLO XXI, Ltd.
2,400,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,400,007
TCI-Flatiron CLO, Ltd.
2,435,000
2.426%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,c,e,g
2,435,000
THL Credit Wind River CLO, Ltd.
1,250,000
3.087%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,217,888
Vericrest Opportunity Loan
Transferee
1,359,951
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
1,361,692
Total 28,219,297
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
55,000 1.500%,  10/15/2025 57,315
Alcoa Nederland Holding BV
370,000 5.500%,  12/15/2027
g
404,880
BWAY Holding Company
380,000 5.500%,  4/15/2024
g
387,497
Cleveland-Cliffs, Inc.
260,000 5.750%,  3/1/2025 263,900
220,000 9.875%,  10/17/2025
g
258,775
EI du Pont de Nemours &
Company
111,000 1.700%,  7/15/2025 115,650
First Quantum Minerals, Ltd.
460,000 7.500%,  4/1/2025
g
478,975
Principal
Amount Long-Term Fixed Income (47.9%) Value
Basic Materials (0.9%) - continued
Freeport-McMoRan, Inc.
$ 360,000 4.125%,  3/1/2028 $ 377,550
390,000 4.250%,  3/1/2030 420,225
Ingevity Corporation
430,000 3.875%,  11/1/2028
g
433,225
Kinross Gold Corporation
108,000 5.125%,  9/1/2021 109,949
Kraton Polymers, LLC
380,000 4.250%,  12/15/2025
g
387,638
LYB International Finance III, LLC
111,000 1.250%,  10/1/2025 112,920
Methanex Corporation
530,000 5.250%,  12/15/2029 574,372
Mosaic Company
55,000 3.250%,  11/15/2022 57,473
Norbord, Inc.
520,000 5.750%,  7/15/2027
g
559,010
Novelis Corporation
580,000 5.875%,  9/30/2026
g
606,100
160,000 4.750%,  1/30/2030
g
172,378
Nucor Corporation
56,000 2.000%,  6/1/2025 59,293
OCI NV
420,000 4.625%,  10/15/2025
g
435,750
Olin Corporation
600,000 5.125%,  9/15/2027
i
627,684
Steel Dynamics, Inc.
67,000 2.400%,  6/15/2025 71,198
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
201,342
Tronox Finance plc
220,000 5.750%,  10/1/2025
g
228,250
Xstrata Finance Canada, Ltd.
163,000 4.950%,  11/15/2021
g
169,508
Total 7,570,857
Capital Goods (1.8%)
AECOM
905,000 5.125%,  3/15/2027 1,007,111
Amsted Industries, Inc.
665,000 5.625%,  7/1/2027
g
706,563
Ardagh Packaging Finance plc
259,000 6.000%,  2/15/2025
g
268,389
400,000 5.250%,  8/15/2027
g
419,924
Berry Global, Inc.
330,000 4.875%,  7/15/2026
g
354,483
Boeing Company
255,000 4.875%,  5/1/2025 290,622
Caterpillar Financial Services
Corporation
164,000 1.900%,  9/6/2022 168,556
171,000 1.950%,  11/18/2022 176,421
111,000 1.450%,  5/15/2025 115,276
Chart Industries, Inc., Convertible
232,000 1.000%,  11/15/2024
g
485,997
Cintas Corporation No. 2
162,000 2.900%,  4/1/2022 166,739
CNH Industrial Capital, LLC
165,000 4.875%,  4/1/2021 166,614

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Capital Goods (1.8%) - continued
$ 67,000 1.950%,  7/2/2023 $ 68,968
Covanta Holding Corporation
470,000 6.000%,  1/1/2027 493,663
95,000 5.000%,  9/1/2030 101,644
Crown Americas Capital
Corporation IV
380,000 4.500%,  1/15/2023 400,949
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 499,175
General Electric Company
745,000 5.000%,  3/15/2021
b,j
690,809
GFL Environmental, Inc.
100,000 4.000%,  8/1/2028
g
100,750
420,000 3.500%,  9/1/2028
g
428,488
Greenbrier Companies, Inc.,
Convertible
89,000 2.875%,  2/1/2024 89,932
H&E Equipment Services, Inc.
500,000 3.875%,  12/15/2028
g
503,765
Honeywell International, Inc.
111,000 1.350%,  6/1/2025 114,866
Howmet Aerospace, Inc.
360,000 6.875%,  5/1/2025 424,800
Huntington Ingalls Industries, Inc.
111,000 3.844%,  5/1/2025
g
123,317
Jeld-Wen, Inc.
340,000 4.625%,  12/15/2025
g
346,973
John Deere Capital Corporation
169,000 1.200%,  4/6/2023 172,364
171,000 2.050%,  1/9/2025 181,295
KBR, Inc., Convertible
456,000 2.500%,  11/1/2023 623,878
Otis Worldwide Corporation
172,000 2.056%,  4/5/2025 182,258
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
g
267,813
PACCAR Financial Corporation
114,000 2.650%,  4/6/2023 120,095
Parker-Hannifin Corporation
225,000 2.700%,  6/14/2024 241,275
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 157,319
Raytheon Technologies
Corporation
112,000 2.800%,  3/15/2022 115,182
Republic Services, Inc.
105,000 2.500%,  8/15/2024 112,109
Reynolds Group Issuer, Inc.
43,000 5.125%,  7/15/2023
g
43,529
Roper Technologies, Inc.
117,000 2.350%,  9/15/2024 124,555
111,000 1.000%,  9/15/2025 112,315
SRM Escrow Issuer, LLC
450,000 6.000%,  11/1/2028
g
471,076
Standard Industries, Inc.
730,000 4.375%,  7/15/2030
g
780,903
TransDigm, Inc.
220,000 6.250%,  3/15/2026
g
234,300
770,000 5.500%,  11/15/2027 809,501
Principal
Amount Long-Term Fixed Income (47.9%) Value
Capital Goods (1.8%) - continued
United Rentals North America, Inc.
$ 1,010,000 4.000%,  7/15/2030 $ 1,063,025
United Technologies Corporation
237,000 3.950%,  8/16/2025 271,766
WESCO Distribution, Inc.
330,000 7.250%,  6/15/2028
g
375,306
WW Grainger, Inc.
115,000 1.850%,  2/15/2025 121,098
Total 15,295,756
Collateralized Mortgage Obligations (7.8%)
Alternative Loan Trust
493,811
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 403,116
Antler Mortgage Trust
622,851
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
623,223
1,188,912
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
1,191,125
Banc of America Alternative Loan
Trust
742,686
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 710,592
Banc of America Mortgage
Securities Trust
591,139
2.500%,  9/25/2035, Ser.
2005-H, Class 3A1
b
579,016
Bear Stearns Adjustable Rate
Mortgage Trust
44,771
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
44,797
Bellemeade Re, Ltd.
896,075
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
894,685
336,270
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
337,106
900,000
3.548%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
909,242
900,000
2.448%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
902,539
Business Jet Securities, LLC
485,395
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
491,953
Cascade Funding Mortgage Trust
858,698
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
861,383
1,295,725
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,g
1,337,823
CHL Mortgage Pass-Through Trust
907,713
2.661%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
783,469
357,132
2.788%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
359,032
1,201,854
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 951,512

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
CIM Trust
$ 663,116
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
$ 705,865
Citigroup Mortgage Loan Trust,
Inc.
143,444
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 147,327
122,525
3.734%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
105,657
1,222,043
3.735%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,198,149
Countrywide Alternative Loan Trust
562,283
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 558,527
229,512
2.714%,  10/25/2035, Ser.
2005-43, Class 4A1
b
220,756
262,710
2.889%,  10/25/2035, Ser.
2005-43, Class 1A1
b
252,818
298,623
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 288,288
228,479
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 169,131
894,630
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 489,366
Countrywide Home Loan
Mortgage Pass Through Trust
381,602
2.711%,  11/25/2035, Ser.
2005-22, Class 2A1
b
358,251
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
825,829
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 846,777
Eagle Re, Ltd.
812,112
1.948%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
808,326
Federal Home Loan Mortgage
Corporation
2,471,703
3.500%,  8/15/2035, Ser.
345, Class C8
k
266,050
Federal Home Loan Mortgage
Corporation - REMIC
740,465
2.500%,  12/15/2022, Ser.
4155, Class AI
k
12,778
586,951
2.500%,  5/15/2027, Ser.
4106, Class HI
k
25,813
2,037,108
3.000%,  5/15/2027, Ser.
4046, Class GI
k
111,731
1,580,325
3.000%,  7/15/2027, Ser.
4084, Class NI
k
97,902
2,395,361
3.000%,  7/15/2027, Ser.
4074, Class IO
k
149,648
733,054
2.500%,  2/15/2028, Ser.
4162, Class AI
k
39,150
1,689,984
2.500%,  2/15/2028, Ser.
4161, Class UI
k
92,806
2,427,864
2.500%,  3/15/2028, Ser.
4177, Class EI
k
133,218
2,368,135
3.500%,  10/15/2032, Ser.
4119, Class KI
k
285,978
1,304,952
3.000%,  2/15/2033, Ser.
4170, Class IG
k
126,124
Principal
Amount Long-Term Fixed Income (47.9%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
$ 2,657,570
3.000%,  4/15/2033, Ser.
4203, Class DI
k
$ 195,673
Federal National Mortgage
Association - REMIC
3,414,219
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
185,630
2,165,611
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
105,605
4,216,113
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
201,492
2,102,510
3.500%,  9/25/2027, Ser.
2012-98, Class YI
k
137,573
5,754,666
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
360,372
2,919,462
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
152,393
1,523,130
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
80,336
3,965,257
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
211,493
1,111,191
2.500%,  2/25/2028, Ser.
2013-46, Class CI
k
50,055
2,077,130
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
125,055
771,940
3.000%,  4/25/2028, Ser.
2013-30, Class DI
k
49,167
2,872,308
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
139,451
1,715,618
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
188,046
First Horizon Alternative Mortgage
Securities Trust
255,635
2.467%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
236,950
245,973
2.977%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
244,227
First Horizon Mortgage Pass-
Through Trust
206,012
3.525%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
133,522
Genworth Mortgage Insurance
Corporation
700,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
698,330
GMAC Mortgage Corporation
Loan Trust
527,681
3.662%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
516,589
Government National Mortgage
Association
672,046
4.000%,  1/16/2027, Ser.
2012-3, Class IO
k
42,823
Greenpoint Mortgage Funding
Trust
367,932
0.348%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
329,764
IndyMac IMJA Mortgage Loan
Trust
654,472
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 420,077

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
IndyMac INDX Mortgage Loan
Trust
$ 1,878,913
0.568%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
$ 1,732,484
J.P. Morgan Alternative Loan Trust
573,623
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 458,112
J.P. Morgan Mortgage Trust
107,974
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 123,531
438,310
3.458%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
383,469
Legacy Mortgage Asset Trust
1,389,816
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
1,411,420
1,325,529
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,348,835
Lehman Mortgage Trust
187,271
0.898%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
112,729
Master Asset Securitization Trust
703,930
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
162,242
MASTR Alternative Loans Trust
246,779
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
38,831
Merrill Lynch Alternative Note
Asset Trust
331,071
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 213,984
Merrill Lynch Mortgage Investors
Trust
770,218
3.508%,  6/25/2035, Ser.
2005-A5, Class M1
b
429,766
New Residential Mortgage Loan
Trust
478,003
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
483,823
Oaktown Re II, Ltd.
413,106
1.698%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
412,368
Preston Ridge Partners Mortgage
Trust, LLC
1,368,001
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,384,605
1,015,637
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,019,087
460,492
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
462,183
709,800
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
716,569
Pretium Mortgage Credit Partners,
LLC
877,540
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
881,000
Principal
Amount Long-Term Fixed Income (47.9%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
Radnor RE, Ltd.
$ 103,037
1.548%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
$ 103,022
1,700,000
2.848%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
1,703,455
RCO Mortgage, LLC
783,505
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
784,491
Renaissance Home Equity Loan
Trust
1,163,574
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
662,671
Residential Accredit Loans, Inc.
Trust
540,101
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 537,601
267,292
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 267,672
327,998
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 320,512
548,697
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 525,494
336,227
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 330,880
152,679
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 148,492
Residential Asset Securitization
Trust
421,573
6.217%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
302,997
452,887
2.740%,  1/25/2034, Ser.
2004-IP1, Class A1
b
455,570
1,161,730
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,212,231
Residential Funding Mortgage
Security I Trust
758,838
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 715,416
Sequoia Mortgage Trust
659,684
3.118%,  9/20/2046, Ser.
2007-1, Class 4A1
b
511,246
Silver Hill Trust
949,814
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
981,571
Stanwich Mortgage Loan Trust
564,013
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
565,807
Starwood Mortgage Residential
Trust
934,699
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
969,674
1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,222,677
Structured Adjustable Rate
Mortgage Loan Trust
232,842
3.214%,  7/25/2035, Ser.
2005-15, Class 4A1
b
212,401
146,063
3.230%,  9/25/2035, Ser.
2005-18, Class 1A1
b
117,341

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
Structured Asset Mortgage
Investments, Inc.
$ 529,990
0.768%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
$ 500,766
Toorak Mortgage Corporation
1,240,212
4.336%,  8/25/2021, Ser.
2018-1, Class A1
g,h
1,242,997
1,700,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
1,726,276
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,253,190
Vericrest Opportunity Loan
Transferee
980,348
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
981,451
1,750,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
1,742,757
3,600,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
3,594,132
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
2,196,414
208,965
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
209,483
Verus Securitization Trust
1,016,809
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
1,024,275
WaMu Mortgage Pass Through
Certificates
652,025
1.489%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
596,485
747,123
1.753%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
709,015
Washington Mutual Mortgage Pass
Through Certificates
347,954
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 349,344
745,790
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 441,492
Washington Mutual Mortgage
Pass-Through Certificates
322,464
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 321,979
Total 64,991,987
Commercial Mortgage-Backed Securities (0.4%)
BFLD Trust
950,000
1.859%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
953,079
Federal National Mortgage
Association - ACES
20,831,471
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
2,224,545
Total 3,177,624
Communications Services (2.7%)
Altice France SA
290,000 5.500%,  1/15/2028
g
303,198
Principal
Amount Long-Term Fixed Income (47.9%) Value
Communications Services (2.7%) - continued
American Tower Corporation
$ 176,000 3.375%,  5/15/2024 $ 191,418
112,000 2.950%,  1/15/2025 121,303
111,000 4.400%,  2/15/2026 128,521
AT&T, Inc.
452,000 4.450%,  4/1/2024 504,716
British Sky Broadcasting Group
plc
110,000 3.125%,  11/26/2022
g
115,649
Cable One, Inc.
150,000 4.000%,  11/15/2030
g
155,812
CCO Holdings, LLC
700,000 5.500%,  5/1/2026
g
725,375
460,000 5.125%,  5/1/2027
g
488,147
880,000 4.750%,  3/1/2030
g
949,520
Charter Communications
Operating, LLC
170,000 4.500%,  2/1/2024 188,536
223,000 4.908%,  7/23/2025 259,093
Comcast Corporation
117,000 3.700%,  4/15/2024 128,706
117,000 3.950%,  10/15/2025 134,391
Cox Communications, Inc.
171,000 2.950%,  6/30/2023
g
179,873
Crown Castle International
Corporation
118,000 4.450%,  2/15/2026 136,506
CSC Holdings, LLC
725,000 5.500%,  5/15/2026
g
754,000
130,000 4.125%,  12/1/2030
g
135,928
600,000 4.625%,  12/1/2030
g
626,250
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
g
109,821
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 120,101
DISH Network Corporation,
Convertible
655,000 3.375%,  8/15/2026 624,367
Embarq Corporation
480,000 7.995%,  6/1/2036 592,056
Entercom Media Corporation
250,000 6.500%,  5/1/2027
g
254,062
Fox Corporation
229,000 4.030%,  1/25/2024 252,173
Front Range BidCo, Inc.
640,000 4.000%,  3/1/2027
g
641,600
Frontier Communications
Corporation
230,000 5.875%,  10/15/2027
g
248,688
GCI, LLC
290,000 4.750%,  10/15/2028
g
309,300
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 169,721
iHeartCommunications, Inc.
560,000 4.750%,  1/15/2028
g
576,800
LCPR Senior Secured Financing
DAC
250,000 6.750%,  10/15/2027
g
269,063
Level 3 Financing, Inc.
235,000 5.250%,  3/15/2026 242,826

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Communications Services (2.7%) - continued
$ 580,000 4.625%,  9/15/2027
g
$ 605,772
510,000 4.250%,  7/1/2028
g
524,025
Liberty Interactive, LLC,
Convertible
172,000 3.500%,  1/15/2031 154,647
Meredith Corporation
300,000 6.500%,  7/1/2025
g
318,000
Netflix, Inc.
925,000 4.875%,  4/15/2028 1,043,123
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
g
428,500
Nielsen Finance, LLC
130,000 5.625%,  10/1/2028
g
141,252
SBA Communications Corporation
300,000 3.875%,  2/15/2027
g
315,090
Scripps Escrow II, Inc.
200,000 3.875%,  1/15/2029
g
208,499
SFR Group SA
650,000 7.375%,  5/1/2026
g
684,125
Sinclair Television Group, Inc.
430,000 5.500%,  3/1/2030
g
448,275
Sirius XM Radio, Inc.
940,000 5.000%,  8/1/2027
g
998,759
80,000 4.125%,  7/1/2030
g
85,150
Sprint Capital Corporation
400,000 6.875%,  11/15/2028 527,392
200,000 8.750%,  3/15/2032 316,675
Sprint Corporation
630,000 7.250%,  9/15/2021 655,515
270,000 7.125%,  6/15/2024 315,735
960,000 7.625%,  2/15/2025 1,148,002
T-Mobile USA, Inc.
187,000 3.500%,  4/15/2025
g
206,631
Univision Communications, Inc.
520,000 6.625%,  6/1/2027
g
558,428
VeriSign, Inc.
210,000 4.750%,  7/15/2027 225,293
Verizon Communications, Inc.
67,000 2.946%,  3/15/2022 69,095
219,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
224,880
222,000 0.850%,  11/20/2025 223,693
Viacom, Inc.
161,000 4.250%,  9/1/2023 175,267
118,000 5.875%,  2/28/2057
b
122,425
ViaSat, Inc.
210,000 5.625%,  9/15/2025
g
214,788
Virgin Media Secured Finance plc
455,000 5.500%,  8/15/2026
g
472,631
Vodafone Group plc
165,000 3.750%,  1/16/2024 180,280
VTR Finance NV
190,000 6.375%,  7/15/2028
g
207,575
Walt Disney Company
111,000 1.750%,  1/13/2026 116,332
Ziggo BV
423,000 5.500%,  1/15/2027
g
441,506
Total 22,994,880
Principal
Amount Long-Term Fixed Income (47.9%) Value
Consumer Cyclical (3.3%)
1011778 B.C., ULC
$ 860,000 4.375%,  1/15/2028
g
$ 885,800
Allied Universal Holdco, LLC
300,000 6.625%,  7/15/2026
g
319,890
Allison Transmission, Inc
410,000 3.750%,  1/30/2031
g
419,481
Amazon.com, Inc.
111,000 0.800%,  6/3/2025 112,606
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027 505,200
American Honda Finance
Corporation
163,000 2.050%,  1/10/2023 168,549
111,000 0.650%,  9/8/2023 111,694
111,000 1.200%,  7/8/2025 113,568
Bloomin' Brands, Inc., Convertible
88,000 5.000%,  5/1/2025
g
161,594
BMW Finance NV
109,000 2.250%,  8/12/2022
g
112,400
Booking Holdings, Inc.,
Convertible
74,000 0.900%,  9/15/2021 85,768
Brookfield Property REIT, Inc.
175,000 5.750%,  5/15/2026
g
172,651
Brookfield Residential Properties,
Inc.
620,000 6.250%,  9/15/2027
g
659,525
Burlington Stores, Inc., Convertible
581,000 2.250%,  4/15/2025
g
804,837
Carnival Corporation
300,000 11.500%,  4/1/2023
g
346,896
210,000 10.500%,  2/1/2026
g
244,650
100,000 7.625%,  3/1/2026
g
108,949
Cedar Fair, LP
380,000 5.250%,  7/15/2029 391,229
Colt Merger Sub, Inc.
620,000 6.250%,  7/1/2025
g
660,300
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 60,390
Daimler Finance North America,
LLC
118,000 2.550%,  8/15/2022
g
122,003
Dana, Inc.
400,000 5.625%,  6/15/2028 430,692
Dick's Sporting Goods, Inc.,
Convertible
374,000 3.250%,  4/15/2025
g
665,954
Empire Communities Corporation
120,000 7.000%,  12/15/2025
g
126,463
Ford Motor Company
170,000 9.000%,  4/22/2025 208,904
100,000 9.625%,  4/22/2030 141,125
450,000 7.450%,  7/16/2031 577,125
Ford Motor Credit Company, LLC
990,000 4.063%,  11/1/2024 1,040,064
720,000 4.134%,  8/4/2025 755,100
General Motors Company
163,000 5.400%,  10/2/2023 182,505
111,000 6.125%,  10/1/2025 134,613

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Consumer Cyclical (3.3%) - continued
General Motors Financial
Company, Inc.
$ 162,000 4.375%,  9/25/2021 $ 166,373
118,000 4.200%,  11/6/2021 121,623
108,000 3.150%,  6/30/2022 111,812
233,000 3.950%,  4/13/2024 253,750
171,000 2.900%,  2/26/2025 182,581
111,000 2.750%,  6/20/2025 118,669
240,000 5.700%,  9/30/2030
b,j
264,600
Hanesbrands, Inc.
570,000 4.875%,  5/15/2026
g
619,162
Harley-Davidson Financial
Services, Inc.
180,000 4.050%,  2/4/2022
g
186,283
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
g
275,600
Hilton Domestic Operating
Company, Inc.
920,000 4.875%,  1/15/2030 1,005,100
Home Depot, Inc.
111,000 3.750%,  2/15/2024 121,699
Hyundai Capital America
165,000 3.000%,  6/20/2022
g
170,163
111,000 1.800%,  10/15/2025
g
113,779
International Game Technology plc
410,000 5.250%,  1/15/2029
g
441,775
KB Home
330,000 4.800%,  11/15/2029 362,175
Kohl's Corporation
145,000 9.500%,  5/15/2025 188,047
L Brands, Inc.
420,000 6.625%,  10/1/2030
g
467,250
Landry's, Inc.
320,000 6.750%,  10/15/2024
g
317,702
Lennar Corporation
65,000 4.125%,  1/15/2022 66,544
172,000 4.875%,  12/15/2023 190,060
1,180,000 4.500%,  4/30/2024 1,303,900
58,000 5.875%,  11/15/2024 66,990
110,000 4.750%,  5/30/2025 125,675
Live Nation Entertainment, Inc.
200,000 3.750%,  1/15/2028
e,g
202,080
Lowe's Companies, Inc.
111,000 4.000%,  4/15/2025 126,096
Marriott International, Inc.
223,000 3.750%,  10/1/2025 241,421
Marriott Vacations Worldwide
Corporation, Convertible
148,000 1.500%,  9/15/2022 167,532
Mattamy Group Corporation
830,000 5.250%,  12/15/2027
g
877,725
McDonald's Corporation
226,000 3.350%,  4/1/2023 240,739
MGM Resorts International
575,000 5.750%,  6/15/2025 635,749
Nissan Motor Company, Ltd.
111,000 3.043%,  9/15/2023
g
116,053
Norwegian Cruise Line Holdings,
Ltd.
200,000 10.250%,  2/1/2026
g
234,000
Principal
Amount Long-Term Fixed Income (47.9%) Value
Consumer Cyclical (3.3%) - continued
Prime Security Services Borrower,
LLC
$ 820,000 5.750%,  4/15/2026
g
$ 897,900
150,000 3.375%,  8/31/2027
g
148,875
Ralph Lauren Corporation
111,000 1.700%,  6/15/2022 113,016
Royal Caribbean Cruises, Ltd.
400,000 9.125%,  6/15/2023
g
434,000
150,000 11.500%,  6/1/2025
g
175,357
Scientific Games International, Inc.
470,000 5.000%,  10/15/2025
g
484,988
SeaWorld Parks and
Entertainment, Inc.
200,000 9.500%,  8/1/2025
g
217,125
Six Flags Entertainment
Corporation
290,000 5.500%,  4/15/2027
g,i
297,975
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
g
205,200
Staples, Inc.
520,000 7.500%,  4/15/2026
g
543,020
Target Corporation
111,000 2.250%,  4/15/2025 119,016
Tenneco, Inc.
200,000 5.000%,  7/15/2026 184,000
TJX Companies, Inc.
111,000 3.500%,  4/15/2025 123,907
Toll Brothers Finance Corporation
222,000 5.875%,  2/15/2022 230,880
Toyota Motor Credit Corporation
223,000 0.800%,  10/16/2025 224,547
Under Armour, Inc., Convertible
74,000 1.500%,  6/1/2024
g
121,977
VF Corporation
116,000 2.050%,  4/23/2022 118,489
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
219,948
56,000 3.350%,  5/13/2025
g
61,552
Wyndham Destinations, Inc.
250,000 6.625%,  7/31/2026
g
286,250
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
g
155,858
Yum! Brands, Inc.
700,000 4.750%,  1/15/2030
g
767,550
ZF North America Capital, Inc.
200,000 4.750%,  4/29/2025
g
215,522
Total 27,260,184
Consumer Non-Cyclical (3.0%)
Abbott Laboratories
216,000 2.550%,  3/15/2022 221,808
113,000 3.400%,  11/30/2023 122,463
AbbVie, Inc.
108,000 2.900%,  11/6/2022 112,972
233,000 2.300%,  11/21/2022 241,554
107,000 2.800%,  3/15/2023 111,899
457,000 3.600%,  5/14/2025 509,241
Albertson's Companies, Inc.
610,000 3.500%,  3/15/2029
g
616,100

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Consumer Non-Cyclical (3.0%) - continued
$ 190,000 4.875%,  2/15/2030
g
$ 209,357
Altria Group, Inc.
173,000 3.800%,  2/14/2024 188,887
113,000 4.400%,  2/14/2026 131,170
Amgen, Inc.
172,000 1.900%,  2/21/2025 180,755
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 127,661
Anheuser-Busch InBev Worldwide,
Inc.
177,000 4.150%,  1/23/2025 201,538
Anthem, Inc.
166,000 2.375%,  1/15/2025 177,511
Aramark Services, Inc.
180,000 6.375%,  5/1/2025
g
192,375
AstraZeneca plc
110,000 0.700%,  4/8/2026 109,393
BAT Capital Corporation
177,000 3.222%,  8/15/2024 191,621
BAT International Finance plc
111,000 1.668%,  3/25/2026 113,595
Bausch Health Companies, Inc.
120,000 5.000%,  1/30/2028
g
123,665
450,000 5.000%,  2/15/2029
g
462,690
Bayer U.S. Finance II, LLC
213,000 3.500%,  6/25/2021
g
215,588
Boston Scientific Corporation
241,000 3.450%,  3/1/2024 261,025
Bristol-Myers Squibb Company
177,000 3.625%,  5/15/2024 194,027
Bunge, Ltd. Finance Corporation
134,000 1.630%,  8/17/2025 138,462
Cargill, Inc.
114,000 1.375%,  7/23/2023
g
116,838
Centene Corporation
280,000 4.750%,  1/15/2025 287,344
172,000 5.375%,  8/15/2026
g
181,675
150,000 4.250%,  12/15/2027 159,000
360,000 4.625%,  12/15/2029 399,676
610,000 3.000%,  10/15/2030 646,539
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 364,875
Cigna Corporation
235,000 4.125%,  11/15/2025 270,638
Community Health Systems, Inc.
200,000 6.000%,  1/15/2029
g
216,052
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 132,039
Constellation Brands, Inc.
220,000 4.250%,  5/1/2023 239,795
CVS Health Corporation
108,000 2.750%,  12/1/2022 112,269
141,000 3.700%,  3/9/2023
i
150,937
220,000 4.100%,  3/25/2025
i
249,094
DaVita, Inc.
470,000 4.625%,  6/1/2030
g
498,200
Diageo Capital plc
133,000 1.375%,  9/29/2025 136,818
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
g
214,940
Principal
Amount Long-Term Fixed Income (47.9%) Value
Consumer Non-Cyclical (3.0%) - continued
Encompass Health Corporation
$ 550,000 4.500%,  2/1/2028 $ 574,750
Energizer Holdings, Inc.
660,000 4.375%,  3/31/2029
g
683,443
General Mills, Inc.
110,000 3.700%,  10/17/2023 119,791
110,000 3.650%,  2/15/2024 119,337
H. J. Heinz Company
100,000 5.200%,  7/15/2045 118,737
HCA, Inc.
1,160,000 5.375%,  2/1/2025 1,304,455
HLF Financing SARL, LLC
300,000 7.250%,  8/15/2026
g
318,280
Illumina, Inc., Convertible
44,000 0.500%,  6/15/2021 64,300
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
g
112,432
Ionis Pharmaceuticals, Inc.,
Convertible
119,000 0.125%,  12/15/2024 121,448
JBS Investments II GmbH
90,000 5.750%,  1/15/2028
g
96,301
JBS USA, LLC
470,000 5.750%,  6/15/2025
g
485,275
430,000 5.500%,  1/15/2030
g
493,967
Kraft Foods Group, Inc.
500,000 5.000%,  6/4/2042 585,850
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 571,865
750,000 3.750%,  4/1/2030
g
801,170
230,000 4.250%,  3/1/2031
g
256,324
Kroger Company
110,000 2.800%,  8/1/2022 113,950
McKesson Corporation
111,000 0.900%,  12/3/2025 111,561
Medtronic, Inc.
40,000 3.500%,  3/15/2025 44,880
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
g
368,375
Mondelez International, Inc.
57,000 2.125%,  4/13/2023 59,200
MPH Acquisition Holdings, LLC
200,000 5.750%,  11/1/2028
g
195,500
Mylan NV
148,000 3.150%,  6/15/2021 149,430
Mylan, Inc.
105,000 4.200%,  11/29/2023 114,817
Novartis Capital Corporation
114,000 1.750%,  2/14/2025 119,570
Par Pharmaceutical, Inc.
470,000 7.500%,  4/1/2027
g
509,950
PepsiCo, Inc.
168,000 2.250%,  3/19/2025 179,739
Philip Morris International, Inc.
170,000 1.500%,  5/1/2025 176,050
Pilgrim's Pride Corporation
200,000 5.875%,  9/30/2027
g
216,922
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,g,j
262,200

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Consumer Non-Cyclical (3.0%) - continued
Reynolds American, Inc.
$ 110,000 4.850%,  9/15/2023 $ 122,675
Royalty Pharma plc
111,000 1.200%,  9/2/2025
g
112,673
Scotts Miracle-Gro Company
530,000 4.500%,  10/15/2029 571,075
SEG Holding, LLC
400,000 5.625%,  10/15/2028
g
422,000
Shire Acquisitions Investments
Ireland Designated Activity
Company
59,000 2.400%,  9/23/2021 59,769
Simmons Foods, Inc.
320,000 5.750%,  11/1/2024
g
326,800
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
g
257,736
150,000 5.500%,  7/15/2030
g
161,625
Syneos Health, Inc.
170,000 3.625%,  1/15/2029
g
170,470
Sysco Corporation
223,000 5.650%,  4/1/2025 265,099
Teleflex, Inc.
725,000 4.875%,  6/1/2026 754,935
Tenet Healthcare Corporation
240,000 4.625%,  7/15/2024 246,005
700,000 5.125%,  11/1/2027
g
741,125
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 51,870
440,000 2.800%,  7/21/2023 435,600
Thermo Fisher Scientific, Inc.
112,000 4.133%,  3/25/2025 127,326
Tyson Foods, Inc.
98,000 4.500%,  6/15/2022 102,763
Upjohn, Inc.
111,000 1.650%,  6/22/2025
g
114,706
VRX Escrow Corporation
1,075,000 6.125%,  4/15/2025
g
1,107,960
Zoetis, Inc.
161,000 3.250%,  2/1/2023 169,346
Total 25,303,513
Energy (2.8%)
Antero Midstream Partners, LP
150,000 5.750%,  3/1/2027
g
147,375
Antero Resources Corporation
80,000 5.625%,  6/1/2023
i
78,400
285,000 5.000%,  3/1/2025
i
270,750
150,000 8.375%,  7/15/2026
e,g
153,103
Apache Corporation
190,000 4.875%,  11/15/2027 201,400
310,000 4.375%,  10/15/2028
i
322,704
240,000 5.100%,  9/1/2040 257,400
Archrock Partners, LP
290,000 6.250%,  4/1/2028
g
301,878
Blue Racer Midstream, LLC
200,000 7.625%,  12/15/2025
g
213,000
BP Capital Markets America, Inc.
442,000 2.520%,  9/19/2022 457,158
114,000 2.937%,  4/6/2023 120,301
Principal
Amount Long-Term Fixed Income (47.9%) Value
Energy (2.8%) - continued
BP Capital Markets plc
$ 240,000 4.875%,  3/22/2030
b,j
$ 267,768
Buckeye Partners, LP
120,000 4.125%,  3/1/2025
g
121,500
390,000 3.950%,  12/1/2026 395,070
140,000 4.125%,  12/1/2027 142,800
Canadian Natural Resources, Ltd.
110,000 2.950%,  1/15/2023 115,041
111,000 2.050%,  7/15/2025 116,413
Canadian Oil Sands, Ltd.
108,000 9.400%,  9/1/2021
g
112,470
Cenovus Energy, Inc.
241,000 5.375%,  7/15/2025 271,665
100,000 6.750%,  11/15/2039 132,058
Cheniere Corpus Christi Holdings,
LLC
200,000 5.875%,  3/31/2025 232,717
Cheniere Energy Partners, LP
970,000 5.625%,  10/1/2026 1,011,225
Chevron Corporation
56,000 1.141%,  5/11/2023 57,176
111,000 1.554%,  5/11/2025 115,288
CNX Resources Corporation
270,000 6.000%,  1/15/2029
g
276,611
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 214,500
Continental Resources, Inc.
36,000 4.500%,  4/15/2023 37,120
150,000 4.375%,  1/15/2028
i
153,000
200,000 5.750%,  1/15/2031
g
221,996
Devon Energy Corporation
111,000 5.850%,  12/15/2025 130,436
Diamondback Energy, Inc.
117,000 2.875%,  12/1/2024 122,963
Enagas SA
600,000 5.500%,  1/15/2028
g
612,750
Enbridge, Inc.
110,000 2.900%,  7/15/2022 114,060
887,000 6.250%,  3/1/2078
b
969,713
Encana Corporation
150,000 6.625%,  8/15/2037 167,350
Endeavor Energy Resources, LP
360,000 5.750%,  1/30/2028
g
388,332
Energy Transfer Operating, LP
112,000 4.200%,  9/15/2023 120,709
220,000 5.875%,  1/15/2024 247,229
264,000 6.625%,  2/15/2028
b,j
223,212
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 300,700
285,000 5.600%,  4/1/2044 228,712
Enterprise Products Operating,
LLC
440,000 4.875%,  8/16/2077
b
424,917
EOG Resources, Inc.
180,000 2.625%,  3/15/2023 187,832
EQM Midstream Partners, LP
350,000 6.500%,  7/1/2027
g
394,112
160,000 5.500%,  7/15/2028 174,856
150,000 6.500%,  7/15/2048 155,625
EQT Corporation
540,000 3.900%,  10/1/2027 536,463

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Energy (2.8%) - continued
EQT Corporation, Convertible
$ 223,000 1.750%,  5/1/2026
g
$ 262,416
Equinor ASA
112,000 2.875%,  4/6/2025 122,304
Exxon Mobil Corporation
165,000 1.571%,  4/15/2023 169,676
113,000 2.992%,  3/19/2025 123,656
Genesis Energy, LP
150,000 6.500%,  10/1/2025 145,875
100,000 8.000%,  1/15/2027 99,500
Harvest Midstream, LP
370,000 7.500%,  9/1/2028
g
393,587
Hess Corporation
74,000 3.500%,  7/15/2024 77,841
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
g
260,000
Kinder Morgan Energy Partners,
LP
216,000 3.450%,  2/15/2023 226,726
Marathon Petroleum Corporation
110,000 4.750%,  12/15/2023 121,762
111,000 4.700%,  5/1/2025 127,133
MPLX, LP
162,000 4.500%,  7/15/2023 176,437
134,000 1.750%,  3/1/2026 138,645
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 275,800
National Fuel Gas Company
112,000 5.500%,  1/15/2026 129,158
Newfield Exploration Company
372,000 5.625%,  7/1/2024 399,245
Noble Energy, Inc.
178,000 3.900%,  11/15/2024 198,535
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 383,400
Occidental Petroleum Corporation
180,000 3.450%,  7/15/2024 171,900
590,000 2.900%,  8/15/2024 567,875
210,000 3.400%,  4/15/2026 200,215
190,000 8.500%,  7/15/2027 219,269
360,000 3.500%,  8/15/2029 329,461
200,000 6.450%,  9/15/2036 209,400
500,000 4.400%,  4/15/2046 435,732
ONEOK, Inc.
57,000 2.200%,  9/15/2025 59,418
PDC Energy, Inc., Convertible
17,000 1.125%,  9/15/2021 16,517
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025
g
247,136
Plains All American Pipeline, LP
260,000 6.125%,  11/15/2022
b,j
211,250
60,000 2.850%,  1/31/2023 62,127
53,000 3.600%,  11/1/2024 56,476
139,000 4.650%,  10/15/2025 155,368
QEP Resources, Inc.
210,000 5.625%,  3/1/2026 230,276
Range Resources Corporation
150,000 9.250%,  2/1/2026 156,750
Sabine Pass Liquefaction, LLC
108,000 6.250%,  3/15/2022 113,662
Principal
Amount Long-Term Fixed Income (47.9%) Value
Energy (2.8%) - continued
$ 108,000 5.625%,  4/15/2023 $ 118,646
Schlumberger Finance Canada,
Ltd.
111,000 1.400%,  9/17/2025 114,121
Shell International Finance BV
112,000 2.375%,  4/6/2025 120,097
Southwestern Energy Company
330,000 7.500%,  4/1/2026 346,170
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 122,652
Sunoco Logistics Partners
Operations, LP
175,000 4.400%,  4/1/2021 176,094
Sunoco, LP
370,000 5.875%,  3/15/2028 399,600
150,000 4.500%,  5/15/2029
g
156,000
Targa Resources Partners, LP
160,000 5.375%,  2/1/2027 168,059
100,000 5.000%,  1/15/2028 105,556
Transocean Guardian, Ltd.
261,300 5.875%,  1/15/2024
g
219,492
USA Compression Partners, LP
150,000 6.875%,  4/1/2026 156,750
W&T Offshore, Inc.
340,000 9.750%,  11/1/2023
g
240,550
Weatherford International, Ltd.
200,000 8.750%,  9/1/2024
g
200,000
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 113,025
Western Midstream Operating, LP
160,000 6.250%,  2/1/2050 176,000
310,000 4.100%,  2/1/2025 319,477
300,000 3.950%,  6/1/2025 306,000
Williams Partners, LP
215,000 4.500%,  11/15/2023 237,019
WPX Energy, Inc.
111,000 5.250%,  9/15/2024 120,909
140,000 5.750%,  6/1/2026 147,175
270,000 5.250%,  10/15/2027 286,097
Total 23,641,875
Financials (7.1%)
ACE INA Holdings, Inc.
70,000 2.875%,  11/3/2022 72,967
AerCap Ireland Capital DAC
90,000 3.150%,  2/15/2024 94,315
118,000 3.500%,  1/15/2025 125,267
150,000 6.500%,  7/15/2025 179,283
Air Lease Corporation
220,000 2.500%,  3/1/2021 220,670
Aircastle, Ltd.
178,000 5.000%,  4/1/2023 189,720
Ally Financial, Inc.
167,000 1.450%,  10/2/2023 170,465
430,000 5.750%,  11/20/2025 500,521
American Express Company
105,000 3.700%,  8/3/2023 113,696
113,000 3.400%,  2/22/2024 122,722
American International Group, Inc.
56,000 2.500%,  6/30/2025 60,188

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Financials (7.1%) - continued
Ares Capital Corporation
$ 57,000 4.250%,  3/1/2025 $ 61,777
111,000 3.875%,  1/15/2026 120,251
Ares Capital Corporation,
Convertible
90,000 4.625%,  3/1/2024 94,725
Athene Global Funding
165,000 4.000%,  1/25/2022
g,i
170,847
Australia and New Zealand
Banking Group, Ltd.
200,000 2.950%,  7/22/2030
b,g
210,976
Aviation Capital Group, LLC
100,000 5.500%,  12/15/2024
g
110,688
Avolon Holdings Funding, Ltd.
57,000 5.250%,  5/15/2024
g
61,986
89,000 4.250%,  4/15/2026
g
95,864
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 1/20/2021
b,j
246,450
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
g
76,974
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
210,600
328,000 3.550%,  3/5/2024
b
350,449
497,000 3.864%,  7/23/2024
b
538,813
244,000 4.200%,  8/26/2024 273,717
1,230,000 6.250%,  9/5/2024
b,j
1,364,762
168,000 0.810%,  10/24/2024
b
169,557
113,000 3.458%,  3/15/2025
b
123,015
240,000 6.100%,  3/17/2025
b,j
271,932
279,000 1.319%,  6/19/2026
b
284,892
223,000 1.197%,  10/24/2026
b
225,918
480,000 5.875%,  3/15/2028
b,j
542,400
Bank of Montreal
330,000 3.300%,  2/5/2024 357,869
Bank of New York Mellon
Corporation
114,000 1.600%,  4/24/2025 119,161
120,000 4.700%,  9/20/2025
b,j
132,336
Bank of Nova Scotia
221,000 2.375%,  1/18/2023 230,094
114,000 1.950%,  2/1/2023 117,726
35,000 1.625%,  5/1/2023 36,005
360,000 4.900%,  6/4/2025
b,j
389,761
Barclays plc
225,000 4.610%,  2/15/2023
b
234,880
283,000 4.338%,  5/16/2024
b
306,275
195,000 8.000%,  6/15/2024
b,j
217,425
111,000 4.375%,  9/11/2024 123,479
134,000 2.852%,  5/7/2026
b
143,880
BB&T Corporation
105,000 2.500%,  8/1/2024 111,816
BNP Paribas SA
240,000 7.625%,  3/30/2021
b,g,j
243,000
141,000 2.819%,  11/19/2025
b,g
150,641
BPCE SA
110,000 3.000%,  5/22/2022
g
113,803
114,000 2.375%,  1/14/2025
g
120,459
Camden Property Trust
110,000 4.875%,  6/15/2023 119,864
Principal
Amount Long-Term Fixed Income (47.9%) Value
Financials (7.1%) - continued
Canadian Imperial Bank of
Commerce
$ 114,000 2.250%,  1/28/2025 $ 121,070
CANPACK SA
390,000 3.125%,  11/1/2025
g
391,950
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 174,438
171,000 2.280%,  1/28/2026
b
178,852
Capital One Financial Corporation
324,000 3.050%,  3/9/2022 333,815
Cascades USA, Inc.
480,000 5.125%,  1/15/2026
g
507,000
Central Fidelity Capital Trust I
445,000
1.237%,  (LIBOR 3M +
1.000%), 4/15/2027
b
419,005
Charles Schwab Corporation
962,000 5.375%,  6/1/2025
b,j
1,071,427
56,000 0.900%,  3/11/2026 56,735
Citigroup, Inc.
108,000 2.750%,  4/25/2022 111,225
466,000 2.312%,  11/4/2022
b
473,464
218,000 3.142%,  1/24/2023
b
224,162
480,000 5.950%,  1/30/2023
b,j
503,808
496,000 5.000%,  9/12/2024
b,j
515,530
336,000 3.352%,  4/24/2025
b
365,236
248,000 5.950%,  5/15/2025
b,j
270,940
274,000 5.500%,  9/13/2025 329,287
230,000 4.000%,  12/10/2025
b,j
236,037
CNA Financial Corporation
126,000 3.950%,  5/15/2024 139,283
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,j
132,900
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 229,549
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,g
113,323
Corporate Office Properties, LP
111,000 2.250%,  3/15/2026 115,689
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
g
322,400
Credit Agricole SA
108,000 3.375%,  1/10/2022
g
111,283
240,000 8.125%,  12/23/2025
b,g,j
291,600
111,000 1.907%,  6/16/2026
b,g
115,106
Credit Suisse Group AG
372,000 7.500%,  12/11/2023
b,g,j
413,571
117,000 2.593%,  9/11/2025
b,g
123,095
250,000 2.193%,  6/5/2026
b,g
261,210
Credit Suisse Group Funding
(Guernsey), Ltd.
325,000 3.800%,  9/15/2022 343,250
Dai-ichi Life Insurance Company,
Ltd.
693,000 5.100%,  10/28/2024
b,g,i,j
777,892
Danske Bank AS
177,000 5.000%,  1/12/2023
b,g
184,229
Deutsche Bank AG
223,000 2.222%,  9/18/2024
b
229,393
200,000 6.000%,  10/30/2025
b,j
200,000
100,000 2.129%,  11/24/2026
b
102,274

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Financials (7.1%) - continued
Deutsche Bank AG of New York
$ 117,000 3.950%,  2/27/2023 $ 124,308
Digital Realty Trust, LP
165,000 2.750%,  2/1/2023 172,269
Discover Bank
107,000 4.200%,  8/8/2023 116,975
175,000 2.450%,  9/12/2024 185,047
ESH Hospitality, Inc.
280,000 5.250%,  5/1/2025
g
287,000
150,000 4.625%,  10/1/2027
g
153,750
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 193,913
Fifth Third Bancorp
164,000 2.600%,  6/15/2022 169,017
113,000 3.650%,  1/25/2024 123,224
240,000 4.500%,  9/30/2025
b,j
255,240
First Horizon National Corporation
134,000 3.550%,  5/26/2023 142,364
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
305,014
FNB Corporation
229,000 2.200%,  2/24/2023 233,238
Fortress Transportation
200,000 6.500%,  10/1/2025
g
209,022
FTI Consulting, Inc., Convertible
322,000 2.000%,  8/15/2023 402,339
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
g
220,743
Global Net Lease, Inc.
470,000 3.750%,  12/15/2027
g
484,746
Goldman Sachs Group, Inc.
500,000
4.128%,  (LIBOR 3M +
3.922%), 2/4/2021
b,j
498,990
191,000 3.000%,  4/26/2022 192,549
164,000 2.876%,  10/31/2022
b
167,326
108,000
1.275%,  (LIBOR 3M +
1.050%), 6/5/2023
b
109,100
222,000 0.627%,  11/17/2023
b
222,890
226,000 3.625%,  2/20/2024 245,925
623,000 5.500%,  8/10/2024
b,j
679,070
111,000 3.500%,  4/1/2025 123,434
176,000 3.272%,  9/29/2025
b
192,844
167,000 4.250%,  10/21/2025 191,497
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
260,000 4.125%,  9/1/2022 607,900
HCP, Inc.
114,000 4.250%,  11/15/2023 124,772
HSBC Holdings plc
216,000 6.875%,  6/1/2021
b,j
219,780
225,000 3.803%,  3/11/2025
b
245,670
372,000 6.375%,  3/30/2025
b,j
406,559
141,000 2.633%,  11/7/2025
b
150,075
134,000 1.645%,  4/18/2026
b
137,023
133,000 1.589%,  5/24/2027
b
135,216
248,000 6.500%,  3/23/2028
b,j
278,380
360,000 4.600%,  12/17/2030
b,j
366,343
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,j
383,854
Principal
Amount Long-Term Fixed Income (47.9%) Value
Financials (7.1%) - continued
Icahn Enterprises, LP
$ 430,000 6.375%,  12/15/2025 $ 444,835
200,000 6.250%,  5/15/2026 211,780
ILFC E-Capital Trust II
372,000
3.480%,  (H15T30Y +
1.800%), 12/21/2065
b,g
257,205
ING Groep NV
225,000 4.100%,  10/2/2023 247,173
Intercontinental Exchange, Inc.
111,000 0.700%,  6/15/2023 111,750
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
g
893,475
iStar, Inc.
300,000 4.250%,  8/1/2025 296,250
iStar, Inc., Convertible
58,000 3.125%,  9/15/2022 68,245
J.P. Morgan Chase & Company
272,000 2.776%,  4/25/2023
b
280,788
252,000 3.375%,  5/1/2023 269,318
600,000 5.150%,  5/1/2023
b,j
619,512
240,000 6.000%,  8/1/2023
b,j
254,400
215,000
1.445%,  (LIBOR 3M +
1.230%), 10/24/2023
b
218,850
240,000 6.750%,  2/1/2024
b,j
269,448
97,000 1.514%,  6/1/2024
b
99,583
382,000 5.000%,  8/1/2024
b,j
401,876
245,000 3.875%,  9/10/2024 274,288
476,000 4.023%,  12/5/2024
b
524,336
726,000 4.600%,  2/1/2025
b,j
749,595
111,000 2.083%,  4/22/2026
b
117,207
221,000 1.045%,  11/19/2026
b
223,446
KeyBank NA
285,000 1.250%,  3/10/2023 290,566
Kilroy Realty, LP
125,000 4.375%,  10/1/2025 140,193
Lincoln National Corporation
235,000
2.580%,  (LIBOR 3M +
2.358%), 5/17/2066
b
180,950
Lloyds Banking Group plc
233,000 3.000%,  1/11/2022 238,979
175,000 2.858%,  3/17/2023
b
179,840
225,000 3.900%,  3/12/2024 247,283
242,000 7.500%,  6/27/2024
b,j
272,923
590,000 6.657%,  5/21/2037
b,g,j
749,300
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,j
253,200
480,000 5.875%,  3/15/2028
b,i,j
549,840
MGIC Investment Corporation,
Convertible
393,000 9.000%,  4/1/2063
g
507,952
MGM Growth Properties Operating
Partnership, LP
420,000 4.625%,  6/15/2025
g
449,820
Mitsubishi UFJ Financial Group,
Inc.
108,000 2.998%,  2/22/2022 111,234
163,000 2.623%,  7/18/2022 168,494
220,000 3.455%,  3/2/2023 234,395
113,000 3.407%,  3/7/2024 122,780
134,000 1.412%,  7/17/2025 137,634
Mizuho Financial Group, Inc.
163,000 2.721%,  7/16/2023
b
168,345

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Financials (7.1%) - continued
Morgan Stanley
$ 181,000 5.500%,  7/28/2021 $ 186,321
108,000 2.750%,  5/19/2022 111,531
64,000 4.875%,  11/1/2022 68,947
218,000 3.125%,  1/23/2023 230,058
234,000 4.100%,  5/22/2023 253,943
111,000 0.560%,  11/10/2023
b
111,253
114,000 2.720%,  7/22/2025
b
121,912
78,000 5.000%,  11/24/2025 93,268
226,000 2.188%,  4/28/2026
b
238,663
111,000 0.985%,  12/10/2026
b
111,790
MPT Operating Partnership, LP
510,000 5.250%,  8/1/2026 533,970
460,000 4.625%,  8/1/2029 494,500
National Australia Bank, Ltd.
171,000 1.875%,  12/13/2022 176,432
National Bank of Canada
171,000 2.100%,  2/1/2023 176,616
National Securities Clearing
Corporation
115,000 1.200%,  4/23/2023
g
117,288
Natwest Group plc
110,000 6.125%,  12/15/2022 120,971
110,000 6.100%,  6/10/2023 123,291
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,g
538,800
363,000 3.400%,  1/23/2050
b,g
393,855
Nomura Holdings, Inc.
137,000 2.648%,  1/16/2025 146,285
Omega Healthcare Investors, Inc.
110,000 5.250%,  1/15/2026 125,725
Owl Rock Technology Finance
Corporation
111,000 3.750%,  6/17/2026
g
111,577
Park Aerospace Holdings, Ltd.
57,000 4.500%,  3/15/2023
g
59,728
PayPal Holdings, Inc.
111,000 1.650%,  6/1/2025 115,947
PNC Financial Services Group,
Inc.
110,000 3.500%,  1/23/2024 119,869
Provident Financing Trust I
112,000 7.405%,  3/15/2038 129,862
Prudential Financial, Inc.
695,000 5.625%,  6/15/2043
b
745,253
589,000 5.200%,  3/15/2044
b
625,580
120,000 3.700%,  10/1/2050
b
126,934
Quicken Loans, LLC
240,000 3.625%,  3/1/2029
g
244,800
240,000 3.875%,  3/1/2031
g
249,000
Regions Financial Corporation
112,000 3.800%,  8/14/2023 121,490
240,000 5.750%,  6/15/2025
b,j
267,360
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 178,955
Royal Bank of Canada
111,000 1.600%,  4/17/2023 114,140
118,000 2.250%,  11/1/2024 125,507
Royal Bank of Scotland Group plc
240,000 8.625%,  8/15/2021
b,j
249,098
Principal
Amount Long-Term Fixed Income (47.9%) Value
Financials (7.1%) - continued
$ 220,000 4.269%,  3/22/2025
b
$ 243,348
94,000 3.754%,  11/1/2029
b
100,033
Santander Holdings USA, Inc.
111,000 3.450%,  6/2/2025 121,381
Santander UK Group Holdings plc
210,000 2.875%,  8/5/2021 212,940
Santander UK plc
171,000 2.100%,  1/13/2023 176,682
Service Properties Trust
250,000 4.500%,  6/15/2023 251,250
130,000 4.750%,  10/1/2026 128,375
200,000 5.500%,  12/15/2027 218,586
Simon Property Group, LP
220,000 2.000%,  9/13/2024 229,875
Societe Generale SA
141,000 2.625%,  10/16/2024
g
149,374
240,000 8.000%,  9/29/2025
b,g,j
281,700
133,000 1.488%,  12/14/2026
b,g
134,056
Springleaf Finance Corporation
770,000 6.875%,  3/15/2025 894,162
Standard Chartered plc
163,000 2.744%,  9/10/2022
b,g
165,313
167,000 1.319%,  10/14/2023
b,g
168,687
Starwood Property Trust, Inc.,
Convertible
67,000 4.375%,  4/1/2023 66,382
State Street Corporation
111,000 2.825%,  3/30/2023
b
114,556
118,000 2.354%,  11/1/2025
b
125,920
Sumitomo Mitsui Financial Group,
Inc.
108,000 2.784%,  7/12/2022 111,963
456,000 2.778%,  10/18/2022 475,211
141,000 2.448%,  9/27/2024 150,143
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
g
111,715
Synchrony Financial
94,000 3.750%,  8/15/2021 95,345
105,000 2.850%,  7/25/2022 108,425
115,000 4.250%,  8/15/2024 127,046
Toronto-Dominion Bank
113,000 3.250%,  3/11/2024 122,703
Truist Bank
167,000 1.500%,  3/10/2025 172,865
Truist Financial Corporation
540,000 4.950%,  9/1/2025
b,j
594,005
UBS Group AG
134,000 1.364%,  1/30/2027
b,g
135,468
USB Realty Corporation
496,000
1.384%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,j
370,760
Ventas Realty, LP
112,000 3.100%,  1/15/2023 117,519
110,000 3.750%,  5/1/2024 119,902
VEREIT Operating Partnership, LP
110,000 4.625%,  11/1/2025 126,585
VICI Properties, LP
180,000 4.250%,  12/1/2026
g
186,687
110,000 3.750%,  2/15/2027
g
112,475
180,000 4.625%,  12/1/2029
g
192,600
110,000 4.125%,  8/15/2030
g
116,119

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Financials (7.1%) - continued
Wachovia Capital Trust II
$ 220,000
0.737%,  (LIBOR 3M +
0.500%), 1/15/2027
b
$ 205,618
Wells Fargo & Company
95,000 2.100%,  7/26/2021 95,958
110,000 2.625%,  7/22/2022 113,859
220,000 4.125%,  8/15/2023 240,305
250,000
1.444%,  (LIBOR 3M +
1.230%), 10/31/2023
b
253,951
115,000 3.750%,  1/24/2024 125,527
100,000 1.654%,  6/2/2024
b
102,729
233,000 2.406%,  10/30/2025
b
246,324
169,000 2.188%,  4/30/2026
b
177,903
Westpac Banking Corporation
114,000 2.000%,  1/13/2023 117,996
114,000 2.894%,  2/4/2030
b
119,488
Total 59,699,736
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
g
136,966
Total 136,966
Mortgage-Backed Securities (11.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,110,018 3.000%,  3/25/2050 4,313,589
2,295,549 3.000%,  4/1/2050 2,408,828
1,051,950 3.500%,  7/1/2047 1,116,301
Federal National Mortgage
Association
886,755 4.500%,  5/1/2048 963,926
1,629,030 3.500%,  10/1/2048 1,721,004
659,240 3.500%,  6/1/2049 697,191
1,827,025 3.500%,  8/1/2049 1,930,949
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
6,775,000 1.500%,  1/1/2036
e
6,969,830
17,500,000 2.000%,  1/1/2036
e
18,293,094
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,400,000 1.500%,  1/1/2051
e
2,424,466
24,575,000 2.000%,  1/1/2051
e
25,524,370
18,327,000 2.500%,  1/1/2051
e
19,316,348
4,488,888 2.500%,  2/1/2051
e
4,722,971
2,112,312 4.000%,  7/1/2048 2,256,284
Total 92,659,151
Technology (2.0%)
Akamai Technologies, Inc.,
Convertible
635,000 0.375%,  9/1/2027 707,566
Apple, Inc.
385,000 3.450%,  5/6/2024 423,897
111,000 1.125%,  5/11/2025 114,126
Baidu, Inc.
137,000 3.075%,  4/7/2025 146,264
Principal
Amount Long-Term Fixed Income (47.9%) Value
Technology (2.0%) - continued
Black Knight InfoServ, LLC
$ 75,000 3.625%,  9/1/2028
g
$ 76,781
Broadcom Corporation
441,000 2.650%,  1/15/2023 458,762
171,000 3.125%,  1/15/2025 184,610
Broadcom, Inc.
55,000 2.250%,  11/15/2023 57,437
CommScope Technologies
Finance, LLC
868,000 6.000%,  6/15/2025
g
887,530
Dell International, LLC
170,000 4.000%,  7/15/2024
g
187,417
56,000 5.850%,  7/15/2025
g
67,257
Diamond 1 Finance Corporation
330,000 5.450%,  6/15/2023
g
364,966
Diamond Sports Group, LLC
300,000 5.375%,  8/15/2026
g
243,750
530,000 6.625%,  8/15/2027
g
320,650
Fiserv, Inc.
235,000 2.750%,  7/1/2024 252,301
Gartner, Inc.
310,000 4.500%,  7/1/2028
g
327,050
210,000 3.750%,  10/1/2030
g
220,500
Global Payments, Inc.
52,000 2.650%,  2/15/2025 55,676
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 109,856
92,000 4.450%,  10/2/2023 101,201
Intuit, Inc.
111,000 0.950%,  7/15/2025 112,370
J2 Global, Inc., Convertible
224,000 1.750%,  11/1/2026
g
232,140
301,000 3.250%,  6/15/2029 440,633
Lumentum Holdings, Inc.,
Convertible
308,000 0.250%,  3/15/2024 507,957
Marvell Technology Group, Ltd.
112,000 4.200%,  6/22/2023 121,194
Microchip Technology, Inc.,
Convertible
152,000 1.625%,  2/15/2027 307,436
Micron Technology, Inc.
158,000 2.497%,  4/24/2023 164,629
NCR Corporation
750,000 6.125%,  9/1/2029
g
830,625
NortonLifeLock, Inc., Convertible
62,000 2.000%,  8/15/2022
g
72,710
Nuance Communications, Inc.,
Convertible
854,000 1.250%,  4/1/2025 1,943,178
NXP BV/NXP Funding, LLC
165,000 4.875%,  3/1/2024
g
186,081
NXP Funding, LLC
56,000 2.700%,  5/1/2025
g
60,261
ON Semiconductor Corporation,
Convertible
630,000 1.625%,  10/15/2023 1,055,555
Open Text Corporation
410,000 4.125%,  2/15/2030
g
436,158

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Technology (2.0%) - continued
Oracle Corporation
$ 60,000 2.500%,  5/15/2022 $ 61,603
166,000 2.500%,  4/1/2025 178,234
Panasonic Corporation
163,000 2.536%,  7/19/2022
g
167,553
Plantronics, Inc.
510,000 5.500%,  5/31/2023
g
511,275
PTC, Inc.
160,000 3.625%,  2/15/2025
g
164,485
Qorvo, Inc.
250,000 3.375%,  4/1/2031
g
258,125
Seagate HDD Cayman
116,000 4.250%,  3/1/2022
i
119,770
Sensata Technologies, Inc.
530,000 3.750%,  2/15/2031
g
549,387
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
g
104,000
SS&C Technologies, Inc.
700,000 5.500%,  9/30/2027
g
747,614
Switch, Ltd.
310,000 3.750%,  9/15/2028
g
314,650
Tencent Holdings, Ltd.
134,000 1.810%,  1/26/2026
g
136,950
Teradyne, Inc., Convertible
148,000 1.250%,  12/15/2023 559,533
Texas Instruments, Inc.
167,000 1.375%,  3/12/2025 173,157
Total System Services, Inc.
111,000 3.750%,  6/1/2023 118,644
Verint Systems, Inc., Convertible
282,000 1.500%,  6/1/2021 309,229
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 297,897
Xerox Holdings Corporation
280,000 5.000%,  8/15/2025
g
297,996
Total 16,848,626
Transportation (0.6%)
AerCap Holdings NV
424,000 5.875%,  10/10/2079
b
435,367
Air Lease Corporation
114,000 2.300%,  2/1/2025 117,989
111,000 3.375%,  7/1/2025 119,346
Air Transport Services Group, Inc.,
Convertible
253,000 1.125%,  10/15/2024 300,288
American Airlines, Inc.
220,000 11.750%,  7/15/2025
g
253,715
Boeing Company
111,000 1.950%,  2/1/2024 114,279
Delta Air Lines, Inc.
440,000 7.000%,  5/1/2025
g
507,910
222,697 4.500%,  10/20/2025
g
237,995
150,000 7.375%,  1/15/2026 171,311
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 72,857
Meritor, Inc., Convertible
476,000 3.250%,  10/15/2037 546,337
Principal
Amount Long-Term Fixed Income (47.9%) Value
Transportation (0.6%) - continued
Mileage Plus Holdings, LLC
$ 300,000 6.500%,  6/20/2027
g
$ 322,500
Penske Truck Leasing Company,
LP
113,000 3.375%,  2/1/2022
g
115,993
111,000 1.200%,  11/15/2025
g
111,925
Southwest Airlines Company
56,000 4.750%,  5/4/2023 60,862
167,000 5.250%,  5/4/2025 193,377
Southwest Airlines Company,
Convertible
418,000 1.250%,  5/1/2025 607,145
Union Pacific Corporation
168,000 3.750%,  7/15/2025 190,592
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 69,371
XPO Logistics, Inc.
300,000 6.125%,  9/1/2023
g
305,250
129,000 6.750%,  8/15/2024
g
137,063
Total 4,991,472
Utilities (1.1%)
Alabama Power Company
108,000 2.450%,  3/30/2022 110,671
Ameren Corporation
109,000 2.500%,  9/15/2024 116,147
Berkshire Hathaway Energy
Company
114,000 4.050%,  4/15/2025
g
129,054
Calpine Corporation
450,000 4.500%,  2/15/2028
g
468,000
CenterPoint Energy, Inc.
110,000 2.500%,  9/1/2022 113,697
105,000 2.500%,  9/1/2024 111,645
Dominion Energy, Inc.
110,000 2.715%,  8/15/2021 111,357
110,000 3.071%,  8/15/2024 118,730
375,000 4.650%,  12/15/2024
b,j
395,313
DTE Energy Company
178,000 3.300%,  6/15/2022 184,455
164,000 2.529%,  10/1/2024 174,711
Duke Energy Corporation
216,000 2.400%,  8/15/2022 222,503
370,000 4.875%,  9/16/2024
b,j
400,647
Edison International
113,000 4.950%,  4/15/2025 129,024
Entergy Corporation
111,000 0.900%,  9/15/2025 110,938
Evergy, Inc.
106,000 2.450%,  9/15/2024 112,379
FirstEnergy Corporation
163,000 2.850%,  7/15/2022 165,666
Florida Power & Light Company
111,000 2.850%,  4/1/2025 120,773
Georgia Power Company
114,000 2.100%,  7/30/2023 119,065
106,000 2.200%,  9/15/2024 111,653
NextEra Energy Operating
Partners, LP
820,000 3.875%,  10/15/2026
g
875,350

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.9%) Value
Utilities (1.1%) - continued
NiSource, Inc.
$ 565,000 5.650%,  6/15/2023
b,j
$ 580,537
111,000 0.950%,  8/15/2025 111,647
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
g
115,047
100,000 3.375%,  2/15/2029
g
102,380
100,000 3.625%,  2/15/2031
g
102,880
PG&E Corporation
200,000 5.000%,  7/1/2028 213,000
180,000 5.250%,  7/1/2030 198,000
PPL Capital Funding, Inc.
220,000 3.950%,  3/15/2024 240,113
Public Service Enterprise Group,
Inc.
110,000 2.875%,  6/15/2024 118,405
Sempra Energy
233,000 3.550%,  6/15/2024 253,807
240,000 4.875%,  10/15/2025
b,j
256,500
Southern Company
351,000 4.000%,  1/15/2051
b
371,735
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 397,100
Talen Energy Supply, LLC
390,000 7.625%,  6/1/2028
g
420,225
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
g
443,842
TransCanada Trust
468,000 5.875%,  8/15/2076
b,i
521,820
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
g
604,200
Total 9,453,016
Total Long-Term Fixed Income
(cost $388,553,762) 402,244,940
Shares Common Stock ( 22.5% ) Value
Communications Services (1.7%)
3,193 Activision Blizzard, Inc. 296,470
1,324 Alphabet, Inc., Class A
l
2,320,495
661 Alphabet, Inc., Class C
l
1,157,993
5,958 AT&T, Inc. 171,352
2,848 Charter Communications, Inc.
l
1,884,095
23,526 Comcast Corporation 1,232,762
14,177 Discovery, Inc., Class A
i,l
426,586
11,400 DISH Network Corporation
l
368,676
4,597 Facebook, Inc.
l
1,255,717
4,991 Live Nation Entertainment, Inc.
l
366,739
1,806 Match Group, Inc.
l
273,049
20,857 QuinStreet, Inc.
l
447,174
26,576 Twitter, Inc.
l
1,439,090
9,283 Uber Technologies, Inc.
l
473,433
21,502 Verizon Communications, Inc. 1,263,243
3,402 Walt Disney Company
l
616,374
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
56,869
4,230 Zillow Group, Inc.
l
575,026
Total 14,625,143
Consumer Discretionary (2.5%)
1,413 Amazon.com, Inc.
l
4,602,042
10,655 Aptiv plc 1,388,240
Shares Common Stock (22.5%) Value
Consumer Discretionary (2.5%) - continued
258 AutoZone, Inc.
l
$ 305,844
1,451 Bloomin' Brands, Inc. 28,179
479 Booking Holdings, Inc.
l
1,066,862
283 Burlington Stores, Inc.
l
74,019
10,601 Callaway Golf Company 254,530
6,986 Cedar Fair, LP 274,829
382 Chipotle Mexican Grill, Inc.
l
529,723
10,212 Cooper-Standard Holdings, Inc.
l
354,050
3,810 Crocs, Inc.
l
238,735
4,786 D.R. Horton, Inc. 329,851
899 Denny's Corporation
l
13,197
743 Dick's Sporting Goods, Inc. 41,764
1,842 Domino's Pizza, Inc. 706,333
192 Dorman Products, Inc.
l
16,670
688 eBay, Inc. 34,572
974 Emerald Holding, Inc. 5,279
3,078 Expedia Group, Inc. 407,527
12,438 Harley-Davidson, Inc. 456,475
94 Helen of Troy, Ltd.
l
20,886
4,698 Home Depot, Inc. 1,247,883
6,319 Leggett & Platt, Inc. 279,932
8,228 Libbey, Inc.
l
24,684
7,753 Lowe's Companies, Inc. 1,244,434
2,442 Lululemon Athletica, Inc.
l
849,889
257 Madison Square Garden Sports
Corporation
l
47,314
370 Marriott International, Inc. 48,810
2,176 McDonald's Corporation 466,926
6,442 Miller Industries, Inc. 244,925
1,336 Mohawk Industries, Inc.
l
188,309
221 Netflix, Inc.
l
119,501
120 NIKE, Inc. 16,976
251 NVR, Inc.
l
1,024,045
1,339 Playa Hotels and Resorts NV
l
7,967
1,462 RH
l
654,274
2,382 Sleep Number Corporation
l
194,991
6,298 Sony Corporation ADR 636,728
47 Starbucks Corporation 5,028
9,037 Stoneridge, Inc.
l
273,189
1,611 Tesla, Inc.
l
1,136,834
3,289 Texas Roadhouse, Inc. 257,068
44,580 Under Armour, Inc., Class C
l
663,350
119 Wayfair, Inc.
l
26,871
1,564 Yum! Brands, Inc. 169,788
6,485 Zumiez, Inc.
l
238,518
Total 21,217,841
Consumer Staples (0.8%)
3,157 BJ's Wholesale Club Holdings,
Inc.
l
117,693
8,348 Bunge, Ltd. 547,462
6,228 Colgate-Palmolive Company 532,556
1,828 Costco Wholesale Corporation 688,754
27,085 Cott Corporation 424,693
18,945 Hain Celestial Group, Inc.
l
760,642
1,812 John B. Sanfilippo & Son, Inc. 142,894
2,004 Kimberly-Clark Corporation 270,199
7,402 Lamb Weston Holdings, Inc. 582,834
780 McCormick & Company, Inc. 74,568
1,680 Monster Beverage Corporation
l
155,366
392 PepsiCo, Inc. 58,134
2,214 Philip Morris International, Inc. 183,297
3,027 Procter & Gamble Company 421,177
8,534 Turning Point Brands, Inc. 380,275

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.5%) Value
Consumer Staples (0.8%) - continued
9,408 Wal-Mart Stores, Inc. $ 1,356,163
Total 6,696,707
Energy (0.8%)
15,858 BP plc ADR 325,406
1,164 Cheniere Energy, Inc.
l
69,875
6,179 Chevron Corporation 521,817
2,379 Core Laboratories NV 63,067
25,251 Devon Energy Corporation 399,218
3,626 Diamondback Energy, Inc. 175,499
16,799 Enbridge, Inc. 537,400
31,807 Enterprise Products Partners, LP 623,099
3,767 EOG Resources, Inc. 187,860
16,357 EQT Corporation 207,898
5,386 Exxon Mobil Corporation 222,011
9,159 Halliburton Company 173,105
17,400 Helmerich & Payne, Inc. 402,984
39,700 Kinder Morgan, Inc. 542,699
8,857 Marathon Petroleum Corporation 366,326
91,459 McDermott International, Inc.
l
74,082
6,500 MPLX, LP 140,725
10,078 Nine Energy Service, Inc.
l
27,412
2,595 PDC Energy, Inc.
l
53,275
5,176 Pioneer Natural Resources
Company 589,495
6,495 Schlumberger, Ltd. 141,786
5,220 Valero Energy Corporation 295,295
5,200 Williams Companies, Inc. 104,260
71,882 WPX Energy, Inc.
l
585,838
Total 6,830,432
Financials (3.4%)
8,750 Aflac, Inc. 389,112
8,603 Air Lease Corporation 382,145
85 Alleghany Corporation 51,314
20,392 Ally Financial, Inc. 727,179
2,882 American Express Company 348,463
881 Aon plc 186,129
3,625 Ares Capital Corporation 61,226
2,613 Arthur J. Gallagher & Company 323,254
24,732 Assured Guaranty, Ltd. 778,811
39,012 Bank of America Corporation 1,182,454
296 Bank of Marin Bancorp 10,165
6,327 Bank of N.T. Butterfield & Son, Ltd. 197,149
1,989 Berkshire Hathaway, Inc.
l
461,189
19,600 BlackRock TCP Capital
Corporation 220,304
922 BlackRock, Inc. 665,260
6,058 Blackstone Mortgage Trust, Inc. 166,777
841 Boston Private Financial Holdings,
Inc. 7,106
16,046 Bridgewater Bancshares, Inc.
l
200,415
8,254 Capital One Financial Corporation 815,908
12,903 Charles Schwab Corporation 684,375
5,402 Chubb, Ltd. 831,476
16,474 Citigroup, Inc. 1,015,787
1,971 CME Group, Inc. 358,821
11,252 Columbia Banking System, Inc. 403,947
3,130 Comerica, Inc. 174,842
1,187 Community Trust Bancorp, Inc. 43,978
5,172 Discover Financial Services 468,221
1,951 Ellington Residential Mortgage
REIT 25,441
3,338 Evercore, Inc. 365,978
Shares Common Stock (22.5%) Value
Financials (3.4%) - continued
21,743 Everi Holdings, Inc.
l
$ 300,271
658 FactSet Research Systems, Inc. 218,785
295 FBL Financial Group, Inc. 15,490
355 Financial Institutions, Inc. 7,988
2,213 First Busey Corporation 47,690
1,193 First Financial Bancorp 20,913
229 First Mid-Illinois Bancshares, Inc. 7,708
1,683 Flagstar Bancorp, Inc. 68,599
11,700 FS KKR Capital Corporation 193,752
13,000 FS KKR Capital Corporation II 213,200
4,874 Fulton Financial Corporation 61,997
2,953 Glacier Bancorp, Inc. 135,868
851 Goldman Sachs Group, Inc. 224,417
19,714 Golub Capital BDC, Inc. 278,756
1,469 Great Southern Bancorp, Inc. 71,834
4,121 Hancock Whitney Corporation 140,196
383 Hanmi Financial Corporation 4,343
6,226 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 394,915
11,751 Heartland Financial USA, Inc. 474,388
20,370 Heritage Commerce Corporation 180,682
923 Hometrust Bancshares, Inc. 17,823
8,004 Hope Bancorp, Inc. 87,324
417 Independent Bank Corporation 7,702
6,093 Interactive Brokers Group, Inc. 371,186
12,678 J.P. Morgan Chase & Company 1,610,993
4,162 James River Group Holdings, Ltd. 204,562
6,870 Kemper Corporation 527,822
34,034 KeyCorp 558,498
2,513 Kinsale Capital Group, Inc. 502,927
621 Lakeland Bancorp, Inc. 7,887
60 Markel Corporation
l
61,998
86 MarketAxess Holdings, Inc. 49,068
940 Marsh & McLennan Companies,
Inc. 109,980
8,274 Meridian Bancorp, Inc. 123,365
7,614 MetLife, Inc. 357,477
3,062 MidWestOne Financial Group, Inc. 75,019
708 Moody's Corporation 205,490
12,166 Morgan Stanley 833,736
242 MSCI, Inc. 108,060
727 Nasdaq, Inc. 96,502
254 Peapack-Gladstone Financial
Corporation 5,781
2,739 Primerica, Inc. 366,834
206 QCR Holdings, Inc. 8,156
17,803 Radian Group, Inc. 360,511
4,924 Raymond James Financial, Inc. 471,079
1,706 S&P Global, Inc. 560,813
7,978 Santander Consumer USA
Holdings, Inc. 175,676
9,818 Seacoast Banking Corporation of
Florida
l
289,140
1,763 Selective Insurance Group, Inc. 118,086
13,668 Sixth Street Specialty Lending, Inc. 283,611
1,906 Starwood Property Trust, Inc. 36,786
7,253 Synovus Financial Corporation 234,780
2,123 T. Rowe Price Group, Inc. 321,401
9,351 Triumph Bancorp, Inc.
l
453,991
9,838 Truist Financial Corporation 471,535
320 Trustmark Corporation 8,739
1,924 Umpqua Holdings Corporation 29,129
47,149 Wells Fargo & Company 1,422,957
20,523 Western Alliance Bancorp 1,230,354
20,652 Zions Bancorporations NA 897,123

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.5%) Value
Financials (3.4%) - continued
1,109 Zurich Insurance Group AG $ 467,356
Total 28,740,275
Health Care (3.0%)
5,124 Abbott Laboratories 561,027
3,419 AbbVie, Inc. 366,346
2,308 Alexion Pharmaceuticals, Inc.
l
360,602
1,178 Align Technology, Inc.
l
629,500
3,337 Amgen, Inc. 767,243
4,765 AMN Healthcare Services, Inc.
l
325,211
2,740 Anthem, Inc. 879,787
7,223 Ardelyx, Inc.
l
46,733
1,553 Becton, Dickinson and Company 388,592
1,349 Biogen, Inc.
l
330,316
2,973 Biohaven Pharmaceutical Holding
Company, Ltd.
l
254,816
184 Bio-Techne Corporation 58,429
4,006 Catalent, Inc.
l
416,904
7,327 Centene Corporation
l
439,840
2,377 Cerner Corporation 186,547
3,081 Cigna Holding Company 641,403
5,484 CVS Health Corporation 374,557
7,633 Danaher Corporation 1,695,595
619 Dexcom, Inc.
l
228,857
7,982 Edwards Lifesciences Corporation
l
728,198
7,904 GlaxoSmithKline plc ADR 290,867
7,937 Halozyme Therapeutics, Inc.
l
338,989
2,968 HCA Healthcare, Inc. 488,117
618 Humana, Inc. 253,547
508 Illumina, Inc.
l
187,960
880 Intuitive Surgical, Inc.
l
719,928
2,250 IQVIA Holding, Inc.
l
403,132
4,392 Jazz Pharmaceuticals, Inc.
l
724,900
13,845 Johnson & Johnson 2,178,926
741 Kura Oncology, Inc.
l
24,201
1,242 LHC Group, Inc.
l
264,943
13,953 Medtronic plc 1,634,454
13,043 Merck & Company, Inc. 1,066,917
316 Mettler-Toledo International, Inc.
l
360,139
2,398 Novo Nordisk AS ADR 167,500
2,206 NuVasive, Inc.
l
124,264
808 PerkinElmer, Inc. 115,948
1,438 Quidel Corporation
l
258,337
364 Reata Pharmaceuticals, Inc.
l
44,998
222 STERIS plc 42,078
3,034 Stryker Corporation 743,451
6,025 Syneos Health, Inc.
l
410,483
5,750 Tactile Systems Technology, Inc.
l
258,405
67 TCR2 Therapeutics, Inc.
l
2,072
1,000 Teladoc Health, Inc.
l
199,960
2,391 Thermo Fisher Scientific, Inc. 1,113,680
2,624 UnitedHealth Group, Inc. 920,184
3,062 Universal Health Services, Inc. 421,025
975 Veeva Systems, Inc.
l
265,444
1,107 Vertex Pharmaceuticals, Inc.
l
261,628
1,328 Zimmer Biomet Holdings, Inc. 204,632
4,297 Zoetis, Inc. 711,154
Total 24,882,766
Industrials (3.0%)
1,179 A.O. Smith Corporation 64,633
4,104 Advanced Drainage Systems, Inc. 343,012
776 Aerojet Rocketdyne Holdings, Inc.
l
41,012
920 Allegion plc 107,070
Shares Common Stock (22.5%) Value
Industrials (3.0%) - continued
19,692 Altra Industrial Motion Corporation $ 1,091,528
6,195 AMETEK, Inc. 749,223
27,439 Arconic, Inc. 783,109
3,617 ASGN, Inc.
l
302,128
890 Boeing Company 190,513
2,997 Carlisle Companies, Inc. 468,071
13,532 Carrier Global Corporation 510,427
487 Caterpillar, Inc. 88,644
3,642 Chart Industries, Inc.
l
428,991
802 Cintas Corporation 283,475
3,679 CSX Corporation 333,869
1,262 Cummins, Inc. 286,600
4,750 Curtiss-Wright Corporation 552,663
10,429 Delta Air Lines, Inc. 419,350
2,575 Eaton Corporation plc 309,361
3,619 Emerson Electric Company 290,859
1,992 Encore Wire Corporation 120,655
5,249 Fortive Corporation 371,734
4,314 Forward Air Corporation 331,488
6,015 General Dynamics Corporation 895,152
277 Gorman-Rupp Company 8,989
8,059 Greenbrier Companies, Inc. 293,186
3,744 Heico Corporation 495,706
5,214 Helios Technologies, Inc. 277,854
4,589 Honeywell International, Inc. 976,080
399 Hubbell, Inc. 62,559
1,830 IDEX Corporation 364,536
249 Illinois Tool Works, Inc. 50,766
15,153 Johnson Controls International plc 705,978
2,137 Kansas City Southern 436,226
1,826 L3Harris Technologies, Inc. 345,151
627 Landstar System, Inc. 84,432
590 Lennox International, Inc. 161,642
3,056 Lincoln Electric Holdings, Inc. 355,260
1,872 Linde Public Limited Company 493,291
935 Lockheed Martin Corporation 331,906
5,087 Manpower, Inc. 458,746
20,044 Meritor, Inc.
l
559,428
2,438 Middleby Corporation
l
314,307
3,128 NAPCO Security Technologies,
Inc.
l
82,016
138 Nordson Corporation 27,731
846 Norfolk Southern Corporation 201,018
9,822 Nutrien, Ltd. 473,028
2,891 Old Dominion Freight Line, Inc. 564,265
3,266 Otis Worldwide Corporation 220,618
2,838 Parker-Hannifin Corporation 773,100
7,908 Patrick Industries, Inc. 540,512
11,968 Raven Industries, Inc. 396,021
6,038 Raytheon Technologies
Corporation 431,777
3,248 Regal-Beloit Corporation 398,887
3,163 Ritchie Brothers Auctioneers, Inc. 219,987
917 Rockwell Automation, Inc. 229,993
655 Saia, Inc.
l
118,424
18,112 Southwest Airlines Company 844,200
1,925 Stanley Black & Decker, Inc. 343,728
8,662 Timken Company 670,092
3,600 Tutor Perini Corporation
l
46,620
2,249 Union Pacific Corporation 468,287
5,536 United Rentals, Inc.
l
1,283,854
1,073 Valmont Industries, Inc. 187,700
1,826 Verisk Analytics, Inc. 379,059

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.5%) Value
Industrials (3.0%) - continued
3,244 WESCO International, Inc.
l
$ 254,654
Total 25,295,181
Information Technology (5.3%)
3,151 Accenture plc 823,073
2,498 Adobe, Inc.
l
1,249,300
4,409 Advanced Energy Industries, Inc.
l
427,541
15,389 Advanced Micro Devices, Inc.
l
1,411,325
9,185 Agilysys, Inc.
l
352,520
6,207 Akamai Technologies, Inc.
l
651,673
6,423 Alliance Data Systems Corporation 475,944
4,820 Amphenol Corporation 630,311
461 Analog Devices, Inc. 68,104
2,479 ANSYS, Inc.
l
901,860
33 Anterix, Inc.
l
1,241
42,307 Apple, Inc. 5,613,716
3,569 BigCommerce Holdings, Inc.
l
228,951
1,934 Blackline, Inc.
l
257,957
3,797 Broadcom, Ltd. 1,662,516
1,163 Broadridge Financial Solutions,
Inc. 178,172
304 Cadence Design Systems, Inc.
l
41,475
16,854 Change Healthcare, Inc.
l
314,327
11,410 Ciena Corporation
l
603,018
28,428 Cisco Systems, Inc. 1,272,153
4,819 Computer Services, Inc. 286,249
4,012 Dolby Laboratories, Inc. 389,686
17,038 Dropbox, Inc.
l
378,073
2,650 Enphase Energy, Inc.
l
464,996
392 Euronet Worldwide, Inc.
l
56,809
452 Fair Isaac Corporation
l
230,990
6,214 FLIR Systems, Inc. 272,360
5,245 II-VI, Inc.
l
398,410
1,251 Intuit, Inc. 475,192
391 Jack Henry & Associates, Inc. 63,338
470 Lam Research Corporation 221,967
2,811 Lattice Semiconductor
Corporation
l
128,800
1,090 Littelfuse, Inc. 277,579
2,462 Lumentum Holdings, Inc.
l
233,398
5,260 MasterCard, Inc. 1,877,504
7,026 Microchip Technology, Inc. 970,361
12,953 Micron Technology, Inc.
l
973,807
24,105 Microsoft Corporation 5,361,434
2,680 Motorola Solutions, Inc. 455,761
7,674 National Instruments Corporation 337,196
1,786 Nice, Ltd. ADR
l
506,402
40,672 Nuance Communications, Inc.
l
1,793,228
1,586 NVIDIA Corporation 828,209
10,200 ON Semiconductor Corporation
l
333,846
10,815 Oracle Corporation 699,622
4,489 PayPal Holdings, Inc.
l
1,051,324
2,768 Plexus Corporation
l
216,485
6,541 QUALCOMM, Inc. 996,456
15,867 Sabre Corporation 190,721
2,345 Salesforce.com, Inc.
l
521,833
415 Samsung Electronics Company,
Ltd. GDR 754,798
1,296 ServiceNow, Inc.
l
713,357
163 Shopify Inc.
l
184,508
2,589 Square, Inc.
l
563,470
1,839 Synopsys, Inc.
l
476,742
924 TE Connectivity, Ltd. 111,869
2,286 Teradyne, Inc. 274,069
8,710 Texas Instruments, Inc. 1,429,572
Shares Common Stock (22.5%) Value
Information Technology (5.3%) - continued
29,000 Unisys Corporation
l
$ 570,720
2,154 Visa, Inc. 471,144
1,340 VMware, Inc.
i,l
187,948
3,411 Workiva, Inc.
l
312,516
Total 44,207,926
Materials (0.7%)
302 Air Products and Chemicals, Inc. 82,512
13,272 Axalta Coating Systems, Ltd.
l
378,916
7,019 Ball Corporation 654,030
13,426 CF Industries Holdings, Inc. 519,720
3,065 Eastman Chemical Company 307,358
3,028 Ecolab, Inc. 655,138
20,560 Element Solutions, Inc. 364,529
43,298 Ivanhoe Mines, Ltd.
l
233,345
2,450 LyondellBasell Industries NV 224,567
684 Martin Marietta Materials, Inc. 194,236
6,126 Nucor Corporation 325,842
57 PPG Industries, Inc. 8,221
73 Sensient Technologies Corporation 5,385
554 Sherwin-Williams Company 407,140
11,583 Steel Dynamics, Inc. 427,065
5,538 UFP Technologies, Inc.
l
258,071
2,708 United States Lime & Minerals, Inc. 308,712
4,387 W. R. Grace & Company 240,495
Total 5,595,282
Real Estate (0.8%)
1,765 Agree Realty Corporation 117,514
1,912 Alexandria Real Estate Equities,
Inc. 340,757
15,157 American Campus Communities,
Inc. 648,265
1,355 American Tower Corporation 304,143
1,565 AvalonBay Communities, Inc. 251,073
4,474 Camden Property Trust 447,042
4,053 CBRE Group, Inc.
l
254,204
3,518 Colliers International Group, Inc. 313,559
440 Community Healthcare Trust, Inc. 20,728
2,198 Digital Realty Trust, Inc. 306,643
9,933 Douglas Emmett, Inc. 289,845
9,723 Duke Realty Corporation 388,628
631 EastGroup Properties, Inc. 87,116
7,356 Essential Properties Realty Trust,
Inc. 155,947
4,958 First Industrial Realty Trust, Inc. 208,881
5,844 Four Corners Property Trust, Inc. 173,976
633 Getty Realty Corporation 17,433
3,329 Healthcare Realty Trust, Inc. 98,538
39,418 Host Hotels & Resorts, Inc. 576,685
1,545 Industrial Logistics Properties Trust 35,983
2,070 iSTAR Financial, Inc. 30,740
124 Kilroy Realty Corporation 7,118
8,949 National Storage Affiliates Trust 322,433
725 Plymouth Industrial REIT, Inc. 10,875
1,765 Public Storage, Inc. 407,591
4,047 Rayonier, Inc. REIT 118,901
3,629 Realty Income Corporation 225,615
1,445 Rexford Industrial Realty, Inc. 70,964
6,221 Service Properties Trust 71,479
27,273 Sunstone Hotel Investors, Inc. 309,003
1,571 WP Carey, Inc. 110,881
Total 6,722,560

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (22.5%) Value
Utilities (0.5%)
6,413 Alliant Energy Corporation $ 330,462
16,265 CenterPoint Energy, Inc. 351,975
9,394 CMS Energy Corporation 573,128
5,711 Duke Energy Corporation 522,899
8,150 Entergy Corporation 813,696
5,943 Exelon Corporation 250,913
6,593 NextEra Energy, Inc. 508,650
2,224 NorthWestern Corporation 129,681
4,606 Portland General Electric
Company 196,999
3,066 Spire, Inc. 196,347
268 Unitil Corporation 11,864
Total 3,886,614
Total Common Stock
(cost $137,761,821) 188,700,727
Shares
Registered Investment
Companies ( 12.7% ) Value
Unaffiliated  (1.6%)
38,518 Aberdeen Asia-Pacific Income
Fund, Inc. 171,405
20,475 AllianceBernstein Global High
Income Fund, Inc. 240,991
12,614 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 169,785
9,581 BlackRock Core Bond Trust 156,170
14,950 BlackRock Corporate High Yield
Fund, Inc. 170,878
10,734 BlackRock Credit Allocation
Income Trust 157,897
23,757 BlackRock Enhanced Equity
Dividend Trust 201,222
23,840 BlackRock Enhanced Global
Dividend Trust 260,094
14,438 BlackRock Multi-Sector Income
Trust 253,243
13,700 Brookfield Real Assets Income
Fund, Inc. 244,271
14,864 Cohen & Steers Quality Income
Realty Fund, Inc. 184,314
12,716 Eaton Vance Limited Duration
Income Fund 159,331
20,808 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 182,486
1,944 Health Care Select Sector SPDR
Fund 220,527
17,016 Invesco Dynamic Credit
Opportunities Fund 182,752
37,528 Invesco Senior Loan ETF 836,124
22,000 iShares S&P U.S. Preferred Stock
Index Fund 847,220
38,878 Liberty All-Star Equity Fund 268,258
34,950 Nuveen Credit Strategies Income
Fund 221,233
11,771 PGIM Global High Yield Fund, Inc. 171,033
11,623 PGIM High Yield Bond Fund, Inc. 174,345
7,843 Pimco Dynamic Credit And
Mortgage Income Fund 166,272
22,339 Royce Micro-Cap Trust, Inc. 226,071
25,946 Royce Value Trust, Inc. 418,768
27,913 SPDR Bloomberg Barclays High
Yield Bond ETF 3,040,842
5,923 Tri-Continental Corporation 174,551
2,208 Vanguard High Dividend Yield ETF
i
202,054
Shares
Registered Investment
Companies (12.7%) Value
Unaffiliated  (1.6%)- continued
46,425 Vanguard Short-Term Corporate
Bond ETF $ 3,864,881
47,538 Voya Global Equity Dividend &
Premium Opportunity Fund 248,148
31,899 Wells Fargo Income Opportunities
Fund 260,296
Total 14,075,462
Affiliated  (11.1%)
4,047,958 Thrivent Core Emerging Markets
Debt Fund 41,977,324
5,239,947 Thrivent Core International Equity
Fund 51,403,884
Total 93,381,208
Total Registered Investment
Companies (cost $100,925,318) 107,456,670
Shares Preferred Stock ( 1.9% ) Value
Communications Services (0.1%)
24,475 AT&T, Inc., 4.750%
j
654,951
6,825 AT&T, Inc., 5.000%
j
185,230
Total 840,181
Consumer Discretionary (<0.1%)
888 International Flavors & Fragrances,
Inc., Convertible, 6.000% 36,266
Total 36,266
Consumer Staples (0.1%)
26,000 CHS, Inc., 6.750%
b,j
726,180
Total 726,180
Energy (0.1%)
49,859 Crestwood Equity Partners, LP,
9.250%
j
372,447
5,300 Energy Transfer Operating, LP,
7.600%
b,j
119,515
11,309 Nustar Logistics, LP, 6.971%
b
242,917
Total 734,879
Financials (1.2%)
7,525 Aegon Funding Corporation II,
5.100% 207,539
6,475 Agribank FCB, 6.875%
b,j
731,675
15,500 Allstate Corporation, 5.100%
j
433,225
13,200 Bank of America Corporation,
5.000%
j
360,096
5,800 Bank of America Corporation,
5.375%
j
158,398
218 Bank of America Corporation,
Convertible, 7.250%
j
331,050
14,875 Capital One Financial Corporation,
5.000%
i,j
395,526
8,650 Cobank ACB, 6.250%
b,j
912,575
16,200 Equitable Holdings, Inc., 5.250%
j
431,568
425 First Horizon Bank, 3.750%
b,g,j
342,125
29,050 GMAC Capital Trust I, 6.007%
b
785,803
16,585 Hartford Financial Services Group,
Inc., 7.875%
b
457,912

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.9%) Value
Financials (1.2%) - continued
9,925 J.P. Morgan Chase & Company,
4.750%
j
$ 275,022
9,600 J.P. Morgan Chase & Company,
5.750%
j
269,760
9,600 Legg Mason, Inc., 5.450% 245,856
16,800 Morgan Stanley, 5.850%
b,j
484,680
22,200 Morgan Stanley, 7.125%
b,i,j
652,902
2,675 Synovus Financial Corporation,
5.875%
b,j
71,744
14,400 Truist Financial Corporation,
4.750%
j
398,448
1,500 Wells Fargo & Company,
Convertible, 7.500%
j
2,276,850
Total 10,222,754
Health Care (<0.1%)
207 Danaher Corporation, Convertible,
5.000% 269,328
Total 269,328
Industrials (0.1%)
518 Fortive Corporation, Convertible,
5.000% 519,850
4,686 Stanley Black & Decker, Inc.,
Convertible, 5.250%
i
524,082
Total 1,043,932
Real Estate (0.1%)
17,650 Public Storage, 4.125%
j
478,844
3,775 Public Storage, 4.625%
j
102,454
958 Public Storage, 4.700%
j
26,374
1,475 Public Storage, 4.875%
j
40,813
Total 648,485
Utilities (0.2%)
2,502 American Electric Power
Company, Inc., Convertible,
6.125% 125,350
5,664 NextEra Energy, Inc., Convertible,
4.872% 335,309
19,200 Southern Company, 4.950% 526,080
6,218 Southern Company, Convertible,
6.750% 322,714
Total 1,309,453
Total Preferred Stock
(cost $14,788,767) 15,831,458
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
4,932,510 Thrivent Cash Management Trust 4,932,510
Total Collateral Held for
Securities Loaned
(cost $4,932,510) 4,932,510
Shares or
Principal
Amount Short-Term Investments ( 13.6% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 0.095%, 1/6/2021
m,n
$ 1,399,994
200,000 0.090%, 1/20/2021
m,n
199,994
1,500,000 0.070%, 1/26/2021
m,n
1,499,936
700,000 0.050%, 1/27/2021
m,n
699,969
400,000 0.070%, 2/9/2021
m,n
399,968
200,000 0.075%, 2/10/2021
m,n
199,984
Thrivent Core Short-Term Reserve
Fund
10,952,308 0.240% 109,523,075
Total Short-Term Investments
(cost $113,910,068) 113,922,920
Total Investments (cost
$855,768,033) 110.5% $927,813,779
Other Assets and Liabilities, Net
(10.5%) (88,511,007)
Total Net Assets 100.0% $839,302,772

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2020.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $149,366,744 or
17.8% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2020.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,828,866
Common Stock 1,976,730
Total lending $4,805,596
Gross amount payable upon return of
collateral for securities loaned $4,932,510
Net amounts due to counterparty
$126,914
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 80,664,641
Gross unrealized depreciation (10,147,522)
Net unrealized appreciation (depreciation) $ 70,517,119
Cost for federal income tax purposes $ 856,444,374

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,028,780 – 3,533,771 495,009
Capital Goods 9,234,573 – 8,650,983 583,590
Communications Services 27,572,593 – 27,572,593 –
Consumer Cyclical 14,592,353 – 14,592,353 –
Consumer Non-Cyclical 15,566,281 – 14,939,256 627,025
Energy 2,405,423 – 2,405,423 –
Financials 7,288,972 – 7,288,972 –
Technology 7,697,282 – 7,697,282 –
Transportation 2,688,927 – 2,688,927 –
Utilities 3,649,370 – 3,649,370 –
Long-Term Fixed Income
Asset-Backed Securities 28,219,297 – 25,784,297 2,435,000
Basic Materials 7,570,857 – 7,570,857 –
Capital Goods 15,295,756 – 15,295,756 –
Collateralized Mortgage Obligations 64,991,987 – 64,991,987 –
Commercial Mortgage-Backed Securities 3,177,624 – 3,177,624 –
Communications Services 22,994,880 – 22,994,880 –
Consumer Cyclical 27,260,184 – 27,260,184 –
Consumer Non-Cyclical 25,303,513 – 25,303,513 –
Energy 23,641,875 – 23,641,875 –
Financials 59,699,736 – 59,699,736 –
Foreign Government 136,966 – 136,966 –
Mortgage-Backed Securities 92,659,151 – 92,659,151 –
Technology 16,848,626 – 16,848,626 –
Transportation 4,991,472 – 4,991,472 –
Utilities 9,453,016 – 9,453,016 –
Common Stock
Communications Services 14,625,143 14,568,274 56,869 –
Consumer Discretionary 21,217,841 21,193,157 24,684 –
Consumer Staples 6,696,707 6,696,707 – –
Energy 6,830,432 6,830,432 – –
Financials 28,740,275 28,272,919 467,356 –
Health Care 24,882,766 24,882,766 – –
Industrials 25,295,181 25,295,181 – –
Information Technology 44,207,926 43,453,128 754,798 –
Materials 5,595,282 5,361,937 233,345 –
Real Estate 6,722,560 6,722,560 – –
Utilities 3,886,614 3,886,614 – –
Preferred Stock
Communications Services 840,181 840,181 – –
Consumer Discretionary 36,266 36,266 – –
Consumer Staples 726,180 726,180 – –
Energy 734,879 734,879 – –
Financials 10,222,754 9,148,954 1,073,800 –
Health Care 269,328 269,328 – –
Industrials 1,043,932 524,082 519,850 –
Real Estate 648,485 648,485 – –
Utilities 1,309,453 1,309,453 – –
Registered Investment Companies
Unaffiliated 14,075,462 14,075,462 – –
Short-Term Investments 4,399,845 – 4,399,845 –
Subtotal Investments in Securities $719,976,986 $215,476,945 $500,359,417 $4,140,624
Other Investments  * Total
Affiliated Registered Investment Companies 93,381,208
Affiliated Short-Term Investments 109,523,075
Collateral Held for Securities Loaned 4,932,510
Subtotal Other Investments $207,836,793
Total Investments at Value $927,813,779

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 265,563 265,563 – –
Total Asset Derivatives $265,563 $265,563 $– $–
Liability Derivatives
Futures Contracts 1,117,849 1,117,849 – –
Total Liability Derivatives $1,117,849 $1,117,849 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$4,299,853 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 123 March 2021 $ 27,150,706 $ 29,411
CBOT 5-Yr. U.S. Treasury Note 30 March 2021 3,776,344 8,578
CME E-mini S&P 500 Index 6 March 2021 1,100,489 24,151
CME Euro Foreign Exchange Currency 49 March 2021 7,445,552 55,123
Eurex Euro STOXX 50 Index 182 March 2021 7,753,268 119,755
Total Futures Long Contracts $ 47,226,359 $ 237,018
CBOT 10-Yr. U.S. Treasury Note (98) March 2021 ( $ 13,503,779) ( $ 27,878)
CBOT U.S. Long Bond (20) March 2021 (3,477,132) 13,382
CME E-mini Russell 2000 Index (124) March 2021 (11,833,184) (410,576)
CME E-mini S&P 500 Index (105) March 2021 (19,106,886) (574,314)
CME E-mini S&P Mid-Cap 400 Index (10) March 2021 (2,236,575) (66,925)
CME Ultra Long Term U.S. Treasury Bond (3) March 2021 (644,771) 4,083
ICE mini MSCI EAFE Index (26) March 2021 (2,731,884) (38,156)
Ultra 10-Yr. U.S. Treasury Note (18) March 2021 (2,825,549) 11,080
Total Futures Short Contracts ( $ 56,359,760) ($1,089,304)
Total Futures Contracts ( $ 9,133,401) ($852,286)

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Diversified Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 55,123
Total Foreign Exchange Contracts 55,123
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 143,906
Total Equity Contracts 143,906
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 66,534
Total Interest Rate Contracts 66,534
Total Asset Derivatives $265,563
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,089,971
Total Equity Contracts 1,089,971
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 27,878
Total Interest Rate Contracts 27,878
Total Liability Derivatives $1,117,849
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (3,812,799)
Total Equity Contracts
(3,812,799)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 109,945
Total Foreign Exchange Contracts 109,945
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,556,999
Total Interest Rate Contracts
1,556,999
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 16,338
Total Credit Contracts
16,338
Total ($2,129,517)

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (10,433)
Total Foreign Exchange Contracts (10,433)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (784,021)
Total Equity Contracts (784,021)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 206,325
Total Interest Rate Contracts 206,325
Total ($588,129)
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $5,928,602
Futures - Short (16,147,481)
Interest Rate Contracts
Futures - Long 36,528,762
Futures - Short (16,920,707)
Foreign Exchange Contracts
Futures - Long 4,786,896
Credit Contracts
Credit Default Swaps - Buy
Protection (19,405)
Credit Default Swaps - Sell
Protection 225

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,621 $2,237 $3,700 $41,977 4,048 5.0%
Core International Equity – 51,089 2,600 51,404 5,240 6.1
Total Affiliated Registered Investment
Companies 41,621 93,381 11.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 99,710 311,496 301,647 109,523 10,952 13.1
Total Affiliated Short-Term Investments 99,710 109,523 13.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,288 147,902 147,257 4,933 4,933 0.6
Total Collateral Held for Securities Loaned 4,288 4,933 0.6
Total Value $145,619 $207,837
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $42 $1,777 $ – $1,871
Core International Equity 154 2,761 – 1,159
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (49) 13 – 873
Total Income/Non Income Cash from Affiliated
Investments $3,903
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 38
Total Affiliated Income from Securities Loaned, Net $38
Total Value $147 $4,551 $0

ESG Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 87.9% ) Value
Communications Services (11.8%)
112 Alphabet, Inc., Class A
a
$ 196,296
112 Alphabet, Inc., Class C
a
196,211
347 CenturyLink, Inc. 3,383
60 Discovery, Inc., Class A
a
1,805
120 Discovery, Inc., Class C
a
3,143
107 Electronic Arts, Inc. 15,365
894 Facebook, Inc.
a
244,205
16 John Wiley and Sons, Inc. 731
61 Liberty Global plc, Class A
a
1,477
141 Liberty Global plc, Class C
a
3,335
52 New York Times Company 2,692
80 Omnicom Group, Inc. 4,990
11 Scholastic Corporation 275
1,538 Verizon Communications, Inc. 90,357
672 Walt Disney Company
a
121,753
Total 886,018
Consumer Discretionary (9.7%)
100 Aptiv plc 13,029
84 Aramark 3,232
31 Autoliv, Inc. 2,855
21 AutoNation, Inc.
a
1,466
86 Best Buy Company, Inc. 8,582
15 Booking Holdings, Inc.
a
33,409
91 BorgWarner, Inc. 3,516
11 Buckle, Inc. 321
34 Callaway Golf Company 816
52 Capri Holdings, Ltd.
a
2,184
61 CarMax, Inc.
a
5,762
13 Choice Hotels International, Inc. 1,388
11 Columbia Sportswear Company 961
48 Darden Restaurants, Inc. 5,718
10 Deckers Outdoor Corporation
a
2,868
15 Domino's Pizza, Inc. 5,752
9 Ethan Allen Interiors, Inc. 182
39 Foot Locker, Inc. 1,577
22 GameStop Corporation
a
415
83 Gap, Inc. 1,676
53 Garmin, Ltd. 6,342
130 Hanesbrands, Inc. 1,895
57 Harley-Davidson, Inc. 2,092
48 Hasbro, Inc. 4,490
103 Hilton Worldwide Holdings, Inc. 11,460
400 Home Depot, Inc. 106,248
8 Jack in the Box, Inc. 742
19 Knoll, Inc. 279
57 Kohl's Corporation 2,319
17 La-Z-Boy, Inc. 677
107 LKQ Corporation
a
3,771
281 Lowe's Companies, Inc. 45,103
102 Marriott International, Inc. 13,456
129 Mattel, Inc.
a
2,251
277 McDonald's Corporation 59,439
14 Meritage Homes Corporation
a
1,159
23 Mohawk Industries, Inc.
a
3,242
150 Newell Brands, Inc. 3,185
463 NIKE, Inc. 65,501
41 Nordstrom, Inc. 1,280
20 Office Depot, Inc. 586
15 Pool Corporation 5,588
26 PVH Corporation 2,441
68 Royal Caribbean Cruises, Ltd. 5,079
20 Signet Jewelers, Ltd. 545
435 Starbucks Corporation 46,536
277 Tesla, Inc.
a
195,471
Shares Common Stock (87.9%) Value
Consumer Discretionary (9.7%) - continued
41 Tiffany & Company $ 5,389
43 Tractor Supply Company 6,045
20 Ulta Beauty, Inc.
a
5,743
70 Under Armour, Inc., Class A
a
1,202
73 Under Armour, Inc., Class C
a
1,086
15 Vail Resorts, Inc. 4,184
123 VF Corporation 10,505
23 Whirlpool Corporation 4,151
30 Wolverine World Wide, Inc. 938
Total 726,129
Consumer Staples (6.6%)
207 Archer-Daniels-Midland Company 10,435
52 Bunge, Ltd. 3,410
67 Campbell Soup Company 3,239
47 Clorox Company 9,490
1,516 Coca-Cola Company 83,137
303 Colgate-Palmolive Company 25,910
60 Darling Ingredients, Inc.
a
3,461
84 Estee Lauder Companies, Inc. 22,360
226 General Mills, Inc. 13,289
30 Hain Celestial Group, Inc.
a
1,204
110 Hormel Foods Corporation 5,127
25 Ingredion, Inc. 1,967
42 J.M. Smucker Company 4,855
95 Kellogg Company 5,912
209 Keurig Dr Pepper, Inc. 6,688
127 Kimberly-Clark Corporation 17,123
250 Kraft Heinz Company 8,665
289 Kroger Company 9,179
54 Lamb Weston Holdings, Inc. 4,252
92 McCormick & Company, Inc. 8,795
531 Mondelez International, Inc. 31,048
515 PepsiCo, Inc. 76,375
926 Procter & Gamble Company 128,844
180 Sysco Corporation 13,367
20 United Natural Foods, Inc.
a
319
Total 498,451
Energy (1.4%)
140 Apache Corporation 1,987
244 Baker Hughes Company 5,087
84 Cheniere Energy, Inc.
a
5,043
399 ConocoPhillips 15,956
17 Core Laboratories NV 451
142 Devon Energy Corporation 2,245
95 EQT Corporation 1,208
103 Hess Corporation 5,437
294 Marathon Oil Corporation 1,961
242 Marathon Petroleum Corporation 10,009
144 National Oilwell Varco, Inc. 1,977
346 Occidental Petroleum Corporation 5,989
163 ONEOK, Inc. 6,256
162 Phillips 66 11,330
61 Pioneer Natural Resources
Company 6,947
516 Schlumberger, Ltd. 11,264
250 Southwestern Energy Company
a
745
158 TechnipFMC plc 1,485
152 Valero Energy Corporation 8,599
Total 103,976
Financials (7.0%)
40 Air Lease Corporation 1,777

ESG Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (87.9%) Value
Financials (7.0%) - continued
116 Allstate Corporation $ 12,752
139 Ally Financial, Inc. 4,957
254 American Express Company 30,711
45 Ameriprise Financial, Inc. 8,745
71 Arthur J. Gallagher & Company 8,783
15 Bank of Hawaii Corporation 1,149
296 Bank of New York Mellon
Corporation 12,562
57 BlackRock, Inc. 41,128
28 Cathay General Bancorp 901
568 Charles Schwab Corporation 30,127
168 Chubb, Ltd. 25,859
37 CIT Group, Inc. 1,328
158 Citizens Financial Group, Inc. 5,650
133 CME Group, Inc. 24,213
52 Comerica, Inc. 2,905
151 Equitable Holdings, Inc. 3,864
14 FactSet Research Systems, Inc. 4,655
64 First Republic Bank 9,403
111 Franklin Resources, Inc. 2,774
133 Hartford Financial Services Group,
Inc. 6,514
12 Heartland Financial USA, Inc. 484
202 Intercontinental Exchange, Inc. 23,289
20 International Bancshares
Corporation 749
145 Invesco, Ltd. 2,527
362 KeyCorp 5,940
72 Lincoln National Corporation 3,622
94 Loews Corporation 4,232
48 M&T Bank Corporation 6,110
188 Marsh & McLennan Companies,
Inc. 21,996
63 Moody's Corporation 18,285
172 New York Community Bancorp,
Inc. 1,815
74 Northern Trust Corporation 6,892
62 Old National Bancorp 1,027
157 People's United Financial, Inc. 2,030
158 PNC Financial Services Group,
Inc. 23,542
102 Principal Financial Group, Inc. 5,060
218 Progressive Corporation 21,556
147 Prudential Financial, Inc. 11,476
357 Regions Financial Corporation 5,755
90 S&P Global, Inc. 29,586
20 Signature Bank 2,706
131 State Street Corporation 9,534
19 SVB Financial Group
a
7,369
84 T. Rowe Price Group, Inc. 12,717
94 Travelers Companies, Inc. 13,195
501 Truist Financial Corporation 24,013
82 Umpqua Holdings Corporation 1,241
47 Voya Financial, Inc. 2,764
48 Willis Towers Watson plc 10,113
61 Zions Bancorporations NA 2,650
Total 523,032
Health Care (9.2%)
656 AbbVie, Inc. 70,290
17 ABIOMED, Inc.
a
5,511
115 Agilent Technologies, Inc. 13,626
28 Align Technology, Inc.
a
14,963
57 AmerisourceBergen Corporation 5,572
218 Amgen, Inc. 50,123
Shares Common Stock (87.9%) Value
Health Care (9.2%) - continued
108 Becton, Dickinson and Company $ 27,024
59 Biogen, Inc.
a
14,447
67 BioMarin Pharmaceutical, Inc.
a
5,875
14 Bio-Techne Corporation 4,446
838 Bristol-Myers Squibb Company 51,981
108 Cardinal Health, Inc. 5,785
215 Centene Corporation
a
12,906
113 Cerner Corporation 8,868
137 Cigna Holding Company 28,521
20 Cooper Companies, Inc. 7,266
30 DaVita, Inc.
a
3,522
81 Dentsply Sirona, Inc. 4,241
36 Dexcom, Inc.
a
13,310
231 Edwards Lifesciences Corporation
a
21,074
466 Gilead Sciences, Inc. 27,149
101 HCA Healthcare, Inc. 16,611
53 Henry Schein, Inc.
a
3,544
96 Hologic, Inc.
a
6,992
49 Humana, Inc. 20,103
32 IDEXX Laboratories, Inc.
a
15,996
54 Illumina, Inc.
a
19,980
71 IQVIA Holding, Inc.
a
12,721
21 Jazz Pharmaceuticals, Inc.
a
3,466
36 Laboratory Corporation of America
Holdings
a
7,328
32 Mednax, Inc.
a
785
940 Merck & Company, Inc. 76,892
9 Mettler-Toledo International, Inc.
a
10,257
32 Patterson Companies, Inc. 948
50 Quest Diagnostics, Inc. 5,959
54 ResMed, Inc. 11,478
40 Select Medical Holdings
Corporation
a
1,106
43 Teladoc Health, Inc.
a
8,598
34 Varian Medical Systems, Inc.
a
5,950
97 Vertex Pharmaceuticals, Inc.
a
22,925
23 Waters Corporation
a
5,691
27 West Pharmaceutical Services,
Inc. 7,649
177 Zoetis, Inc. 29,294
Total 690,773
Industrials (8.3%)
214 3M Company 37,405
50 A.O. Smith Corporation 2,741
36 Acco Brands Corporation 304
15 Acuity Brands, Inc. 1,816
24 AGCO Corporation 2,474
34 Allegion plc 3,957
4 AMERCO 1,816
15 Applied Industrial Technologies,
Inc. 1,170
10 ArcBest Corporation 427
20 ASGN, Inc.
a
1,671
19 Avis Budget Group, Inc.
a
709
79 Builders FirstSource, Inc.
a
3,224
50 C.H. Robinson Worldwide, Inc. 4,693
201 Caterpillar, Inc. 36,586
79 Copart, Inc.
a
10,053
284 CSX Corporation 25,773
55 Cummins, Inc. 12,490
111 Deere & Company 29,865
59 Delta Air Lines, Inc. 2,372
19 Deluxe Corporation 555
54 Dover Corporation 6,817

ESG Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (87.9%) Value
Industrials (8.3%) - continued
149 Eaton Corporation plc $ 17,901
10 Echo Global Logistics, Inc.
a
268
20 EMCOR Group, Inc. 1,829
62 Expeditors International of
Washington, Inc. 5,897
19 Exponent, Inc. 1,711
213 Fastenal Company 10,401
48 Flowserve Corporation 1,769
112 Fortive Corporation 7,932
51 Fortune Brands Home and
Security, Inc. 4,372
62 Graco, Inc. 4,486
17 Granite Construction, Inc. 454
12 H&E Equipment Services, Inc. 358
7 Heidrick & Struggles International,
Inc. 206
16 HNI Corporation 551
7 ICF International, Inc. 520
140 IHS Markit, Ltd. 12,576
118 Illinois Tool Works, Inc. 24,058
22 Interface, Inc. 231
276 Johnson Controls International plc 12,859
35 Kansas City Southern 7,145
12 Kelly Services, Inc. 247
13 Lennox International, Inc. 3,562
21 Lincoln Electric Holdings, Inc. 2,441
195 Linde Public Limited Company 51,384
22 Manpower, Inc. 1,984
98 Masco Corporation 5,383
25 Meritor, Inc.
a
698
21 Middleby Corporation
a
2,707
95 Norfolk Southern Corporation 22,573
40 Owens Corning, Inc. 3,030
129 PACCAR, Inc. 11,130
48 Parker-Hannifin Corporation 13,076
51 Quanta Services, Inc. 3,673
11 Resources Connection, Inc. 138
43 Robert Half International, Inc. 2,687
43 Rockwell Automation, Inc. 10,785
39 Roper Industries, Inc. 16,812
20 Ryder System, Inc. 1,235
58 Sensata Technologies Holding plc
a
3,059
19 Snap-On, Inc. 3,252
55 Southwest Airlines Company 2,564
39 Spirit Aerosystems Holdings, Inc. 1,524
59 Stanley Black & Decker, Inc. 10,535
33 Steelcase, Inc. 447
7 Tennant Company 491
20 Tetra Tech, Inc. 2,316
25 Timken Company 1,934
89 Trane Technologies plc 12,919
71 TransUnion 7,045
15 TrueBlue, Inc.
a
280
252 Union Pacific Corporation 52,471
263 United Parcel Service, Inc. 44,289
27 United Rentals, Inc.
a
6,262
17 W.W. Grainger, Inc. 6,942
67 Wabtec Corporation 4,904
67 Xylem, Inc. 6,820
Total 624,041
Information Technology (27.8%)
237 Accenture plc 61,907
178 Adobe, Inc.
a
89,021
437 Advanced Micro Devices, Inc.
a
40,077
Shares Common Stock (87.9%) Value
Information Technology (27.8%) - continued
137 Analog Devices, Inc. $ 20,239
32 ANSYS, Inc.
a
11,642
340 Applied Materials, Inc. 29,342
81 Autodesk, Inc.
a
24,733
160 Automatic Data Processing, Inc. 28,192
104 Cadence Design Systems, Inc.
a
14,189
1,570 Cisco Systems, Inc. 70,257
44 Citrix Systems, Inc. 5,724
64 Cognex Corporation 5,138
201 Cognizant Technology Solutions
Corporation 16,472
73 CommScope Holding Company,
Inc.
a
978
283 Corning, Inc. 10,188
89 Dell, Inc.
a
6,523
23 F5 Networks, Inc.
a
4,047
185 Flextronics International, Ltd.
a
3,326
51 Fortinet, Inc.
a
7,575
476 Hewlett Packard Enterprise
Company 5,641
531 HP, Inc. 13,057
1,581 Intel Corporation 78,765
331 International Business Machines
Corporation 41,666
97 Intuit, Inc. 36,845
14 Itron, Inc.
a
1,343
70 Keysight Technologies, Inc.
a
9,246
54 Lam Research Corporation 25,503
332 MasterCard, Inc. 118,504
94 Microchip Technology, Inc. 12,982
2,673 Microsoft Corporation 594,529
63 Motorola Solutions, Inc. 10,714
208 NortonLifeLock, Inc. 4,322
229 NVIDIA Corporation 119,584
45 Okta, Inc.
a
11,442
153 ON Semiconductor Corporation
a
5,008
742 Oracle Corporation 48,000
18 Paycom Software, Inc.
a
8,140
415 PayPal Holdings, Inc.
a
97,193
13 Plantronics, Inc. 351
338 Salesforce.com, Inc.
a
75,215
71 ServiceNow, Inc.
a
39,080
62 Skyworks Solutions, Inc. 9,479
145 Slack Technologies, Inc.
a
6,125
59 Splunk, Inc.
a
10,023
123 TE Connectivity, Ltd. 14,892
40 Teradata Corporation
a
899
341 Texas Instruments, Inc. 55,968
93 Trimble, Inc.
a
6,210
627 Visa, Inc. 137,144
31 VMware, Inc.
a
4,348
153 Western Union Company 3,357
66 Workday, Inc.
a
15,814
67 Xerox Holdings Corporation 1,554
20 Zebra Technologies Corporation
a
7,687
Total 2,080,200
Materials (2.0%)
82 Air Products and Chemicals, Inc. 22,404
40 Albemarle Corporation 5,901
585 Amcor plc 6,886
31 Avery Dennison Corporation 4,808
79 Axalta Coating Systems, Ltd.
a
2,256
121 Ball Corporation 11,275

ESG Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (87.9%) Value
Materials (2.0%) - continued
12 Compass Minerals International,
Inc. $ 741
21 Domtar Corporation 665
95 Ecolab, Inc. 20,554
19 H.B. Fuller Company 986
32 International Flavors & Fragrances,
Inc. 3,483
12 Minerals Technologies, Inc. 745
134 Mosaic Company 3,083
298 Newmont Mining Corporation 17,847
112 Nucor Corporation 5,957
88 PPG Industries, Inc. 12,691
10 Schnitzer Steel Industries, Inc. 319
58 Sealed Air Corporation 2,656
30 Sherwin-Williams Company 22,047
37 Sonoco Products Company 2,192
Total 147,496
Real Estate (2.6%)
165 American Tower Corporation 37,036
52 AvalonBay Communities, Inc. 8,342
55 Boston Properties, Inc. 5,199
125 CBRE Group, Inc.
a
7,840
42 Corporate Office Properties Trust 1,095
100 Digital Realty Trust, Inc. 13,951
137 Duke Realty Corporation 5,476
33 Equinix, Inc. 23,568
139 Equity Residential 8,240
27 Federal Realty Investment Trust 2,298
200 Healthpeak Properties, Inc. 6,046
262 Host Hotels & Resorts, Inc. 3,833
107 Iron Mountain, Inc. 3,154
19 Jones Lang LaSalle, Inc.
a
2,819
45 Macerich Company 480
25 PotlatchDeltic Corporation 1,251
275 Prologis, Inc. 27,407
43 Realogy Holdings Corporation
a
564
42 SBA Communications Corporation 11,850
121 Simon Property Group, Inc. 10,319
110 UDR, Inc. 4,227
277 Weyerhaeuser Company 9,288
Total 194,283
Utilities (1.5%)
247 AES Corporation 5,805
93 Alliant Energy Corporation 4,792
67 American Water Works Company,
Inc. 10,282
46 Atmos Energy Corporation 4,390
25 Avista Corporation 1,004
203 CenterPoint Energy, Inc. 4,393
107 CMS Energy Corporation 6,528
124 Consolidated Edison, Inc. 8,961
87 Essential Utilities, Inc. 4,114
127 Eversource Energy 10,987
202 FirstEnergy Corporation 6,183
75 MDU Resources Group, Inc. 1,976
35 New Jersey Resources
Corporation 1,244
142 NiSource, Inc. 3,257
11 Northwest Natural Holding
Company 506
75 OGE Energy Corporation 2,390
16 Ormat Technologies, Inc. 1,444
Shares Common Stock (87.9%) Value
Utilities (1.5%) - continued
285 PPL Corporation $ 8,037
108 Sempra Energy 13,760
77 UGI Corporation 2,692
117 WEC Energy Group, Inc. 10,768
Total 113,513
Total Common Stock
(cost $5,126,973) 6,587,912
Shares
Registered Investment
Companies ( 12.0% ) Value
Unaffiliated  (12.0%)
1,222 iShares ESG Aware MSCI USA ETF 105,129
11,060 iShares MSCI KLD 400 Social ETF 791,232
Total 896,361
Total Registered Investment
Companies (cost $888,836) 896,361
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
9,017 0.240% 90,171
Total Short-Term Investments
(cost $90,171) 90,171
Total Investments (cost
$6,105,980) 101.1% $7,574,444
Other Assets and Liabilities, Net
(1.1%) (83,241)
Total Net Assets 100.0% $7,491,203
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,518,215
Gross unrealized depreciation (50,245)
Net unrealized appreciation (depreciation) $ 1,467,970
Cost for federal income tax purposes $ 6,106,474

ESG Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 886,018 886,018 – –
Consumer Discretionary 726,129 726,129 – –
Consumer Staples 498,451 498,451 – –
Energy 103,976 103,976 – –
Financials 523,032 523,032 – –
Health Care 690,773 690,773 – –
Industrials 624,041 624,041 – –
Information Technology 2,080,200 2,080,200 – –
Materials 147,496 147,496 – –
Real Estate 194,283 194,283 – –
Utilities 113,513 113,513 – –
Registered Investment Companies
Unaffiliated 896,361 896,361 – –
Subtotal Investments in Securities $7,484,273 $7,484,273 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 90,171
Subtotal Other Investments $90,171
Total Investments at Value $7,574,444
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (3,584)
Total Equity Contracts
(3,584)
Total ($3,584)
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($12,891)

ESG Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
4/29/2020
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1,250 $4,020 $5,180 $90 9 1.2%
Total Affiliated Short-Term Investments 1,250 90 1.2
Total Value $1,250 $90
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/29/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $0 $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Total Value $0 $– $–

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 82.2% ) Value
Communications Services (6.2%)
38,149 Activision Blizzard, Inc. $ 3,542,135
8,941 Alphabet, Inc., Class A
a
15,670,354
1,614 Alphabet, Inc., Class C
a
2,827,534
5,724 ANGI Homeservices, Inc.
a
75,528
443,185 Auto Trader Group plc
b
3,607,417
76,402 Carsales.com, Ltd. 1,180,106
7,205 Cinemark Holdings, Inc. 125,439
109,851 Comcast Corporation 5,756,192
1,477 Consolidated Communications
Holdings, Inc.
a
7,223
81,288 Deutsche Telekom AG 1,483,708
68,508 Discovery, Inc.
a,c
2,061,406
2,010 EchoStar Corporation
a
42,592
25,999 Facebook, Inc.
a
7,101,887
7,953 Fiverr International, Ltd.
a
1,551,630
3,664 Gannett Company, Inc.
a
12,311
1,188 Hemisphere Media Group, Inc.
a
12,308
147,000 HKT Trust and HKT, Ltd. 190,649
6,596 Interpublic Group of Companies,
Inc. 155,138
8,758 Ipsos SA 295,553
25,900 KDDI Corporation 767,942
74,057 Live Nation Entertainment, Inc.
a
5,441,708
315,962 Mediaset Espana Comunicacion
SA
a
1,642,112
1,727 Meredith Corporation 33,158
2,317 News Corporation 41,173
2,300 Nintendo Company, Ltd. 1,476,465
64,200 Nippon Telegraph & Telephone
Corporation 1,647,308
1,781 Omnicom Group, Inc. 111,081
19,643 ORBCOMM, Inc.
a
145,751
6,055 REA Group, Ltd. 693,585
4,386 RingCentral, Inc.
a
1,662,162
1,471 Scholastic Corporation 36,775
190,900 SoftBank Corporation 2,396,176
23,400 SoftBank Group Corporation 1,816,661
1,249 Stroeer SE 123,431
3,560 Take-Two Interactive Software,
Inc.
a
739,732
83,600 TV Asahi Holdings Corporation 1,372,507
80,651 Twitter, Inc.
a
4,367,252
110,864 Uber Technologies, Inc.
a
5,654,064
103,770 Verizon Communications, Inc. 6,096,487
Total 81,964,640
Consumer Discretionary (10.4%)
1,163 Aaron's Company, Inc.
a
22,050
3,400 ABC-MART, Inc. 189,048
3,679 Adient plc
a
127,919
8,797 Amazon.com, Inc.
a
28,651,213
5,070 American Eagle Outfitters, Inc.
c
101,755
300 American Public Education, Inc.
a
9,144
58,695 Aptiv plc 7,647,372
14,779 ARB Corporation, Ltd. 351,581
51,712 Aristocrat Leisure, Ltd. 1,241,657
2,902 At Home Group, Inc.
a
44,865
2,185 AutoNation, Inc.
a
152,491
1,363 AutoZone, Inc.
a
1,615,755
181,435 B&M European Value Retail SA 1,277,261
373 Beazer Homes USA, Inc.
a
5,651
6,077 Bed Bath & Beyond, Inc.
c
107,927
741 Berkeley Group Holdings plc 47,934
2,362 BJ's Restaurants, Inc.
a
90,913
1,995 Booking Holdings, Inc.
a
4,443,404
Shares Common Stock (82.2%) Value
Consumer Discretionary (10.4%) - continued
2,169 Breville Group, Ltd. $ 42,692
3,900 Bridgestone Corporation 127,904
9,970 Bright Horizons Family Solutions,
Inc.
a
1,724,710
1,011 Brinker International, Inc. 57,192
958 Brunswick Corporation 73,038
4,506 Burlington Stores, Inc.
a
1,178,544
2,265 Caesars Entertainment, Inc.
a
168,222
553 Camping World Holdings, Inc. 14,406
4,625 Carnival Corporation 100,177
62 Cavco Industries, Inc.
a
10,878
1,185 Century Casinos, Inc.
a
7,572
1,434 Century Communities, Inc.
a
62,781
6,214 Chegg, Inc.
a
561,311
10,173 Chewy, Inc.
a,c
914,451
34,964 Chico's FAS, Inc. 55,593
536 Children's Place, Inc.
a
26,854
4,030 Chipotle Mexican Grill, Inc.
a
5,588,441
14,500 Chiyoda Company, Ltd. 128,708
645 Choice Hotels International, Inc. 68,841
430 Churchill Downs, Inc. 83,760
14,000 Citizen Watch Company, Ltd. 39,975
20,469 Cooper-Standard Holdings, Inc.
a
709,660
12,452 Corporate Travel Management,
Ltd.
a
169,211
1,960 Cracker Barrel Old Country Store,
Inc. 258,563
4,584 Culp, Inc. 72,748
23,115 D.R. Horton, Inc. 1,593,086
33,425 Daimler AG 2,369,126
3,561 Dana, Inc. 69,511
1,965 Darden Restaurants, Inc. 234,071
1,394 Dave & Buster's Entertainment,
Inc. 41,848
697 Deckers Outdoor Corporation
a
199,886
108 Del Taco Restaurants, Inc.
a
978
3,552 Delivery Hero AG
a,b
555,490
1,838 Denny's Corporation
a
26,982
53,300 Denso Corporation 3,172,458
4,387 Designer Brands, Inc. 33,561
4,568 Dick's Sporting Goods, Inc. 256,767
1,057 Dine Brands Global, Inc. 61,306
41,861 Dollarama, Inc. 1,706,142
32,920 Dometic Group AB
a,b
436,570
2,085 Domino's Pizza, Inc. 799,514
779 Dorman Products, Inc.
a
67,633
53,782 Duluth Holdings, Inc.
a
567,938
6,232 Emerald Holding, Inc. 33,777
59,794 Entain plc
a
927,455
1,975 Ethan Allen Interiors, Inc. 39,915
4,391 Etsy, Inc.
a
781,203
3,207 Express, Inc.
a
2,918
3,566 Extended Stay America, Inc. 52,812
2,600 Fast Retailing Company, Ltd. 2,331,368
7,816 Five Below, Inc.
a
1,367,644
3,006 Foot Locker, Inc. 121,563
295 Fox Factory Holding Corporation
a
31,184
268,000 Galaxy Entertainment Group, Ltd. 2,086,257
13,023 Gap, Inc. 262,934
2,919 Genuine Parts Company 293,155
13,638 Goodyear Tire & Rubber Company 148,791
1,785 Grand Canyon Education, Inc.
a
166,201
884 Groupon, Inc.
a
33,588
4,819 H&R Block, Inc. 76,429
14,619 Hanesbrands, Inc. 213,145

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Consumer Discretionary (10.4%) - continued
2,560 Harley-Davidson, Inc. $ 93,952
1,007 Helen of Troy, Ltd.
a
223,745
1,540 Hermes International 1,655,919
16,428 Home Depot, Inc. 4,363,605
509 Hovnanian Enterprises, Inc.
a
16,726
109,954 Husqvarna AB 1,426,977
47,631 Industria de Diseno Textil SA 1,511,791
7,955 InterContinental Hotels Group plc
a
515,605
5,200 Izumi Company, Ltd. 188,427
1,865 Jack in the Box, Inc. 173,072
3,961 KB Home 132,773
7,045 Knoll, Inc. 103,421
11,768 Kohl's Corporation 478,840
6,032 L Brands, Inc. 224,330
5,071 Lear Corporation 806,441
4,591 Lithia Motors, Inc. 1,343,648
30,455 Lowe's Companies, Inc. 4,888,332
347 LVMH Moet Hennessy Louis
Vuitton SE 217,221
602 Madison Square Garden Sports
Corporation
a
110,828
2,367 Marcus Corporation 31,907
435 Marriott Vacations Worldwide
Corporation 59,691
9,633 Mattel, Inc.
a
168,096
1,537 Meritage Homes Corporation
a
127,294
4,358 Michaels Companies, Inc.
a
56,698
6,784 Mohawk Industries, Inc.
a
956,205
128,990 Moneysupermarket.com Group plc 460,690
42,100 NHK Spring Company, Ltd. 288,710
7,100 Nihon Unisys, Ltd. 278,291
45,300 Nissan Motor Company, Ltd.
a
245,545
900 Nitori Holdings Company, Ltd. 188,191
12,322 Nordstrom, Inc.
c
384,570
5,159 Norwegian Cruise Line Holdings,
Ltd.
a,c
131,193
261 NVR, Inc.
a
1,064,843
7,778 Ollie's Bargain Outlet Holdings,
Inc.
a
636,007
3,500 Oriental Land Company, Ltd. 578,310
1,263 Overstock.com, Inc.
a
60,586
12,835 Pandox AB
a
225,220
16,363 Park Hotels & Resorts, Inc. 280,625
5,480 Penn National Gaming, Inc.
a
473,308
26,110 Planet Fitness, Inc.
a
2,026,919
29,456 Playa Hotels and Resorts NV
a
175,263
10,000 PLENUS Company, Ltd. 169,173
1,093 Polaris, Inc. 104,141
917 Pool Corporation 341,582
6,137 Premier Investments, Ltd. 111,336
5,639 PulteGroup, Inc. 243,154
1,177 Purple Innovation, Inc.
a
38,770
425 PVH Corporation 39,903
7,033 Qurate Retail, Inc. 77,152
16,819 Red Rock Resorts, Inc. 421,148
1,118 Redrow plc
a
8,721
13,316 Restaurant Brands International,
Inc. 813,741
14,400 Rinnai Corporation 1,673,887
264 Royal Caribbean Cruises, Ltd. 19,718
7,096 Ruth's Hospitality Group, Inc. 125,812
27,300 Sangetsu Company, Ltd. 410,870
1,241 Scientific Games Corporation
a
51,489
20,900 Sekisui House, Ltd. 425,771
Shares Common Stock (82.2%) Value
Consumer Discretionary (10.4%) - continued
3,843 Six Flags Entertainment
Corporation $ 131,046
15,374 Skyline Corporation
a
475,672
39,400 Sony Corporation 3,970,263
30,354 Sony Corporation ADR 3,068,789
5,190 Standard Motor Products, Inc. 209,987
241 Strategic Education, Inc. 22,975
180,600 Sumitomo Electric Industries, Ltd. 2,393,094
54,300 Sumitomo Rubber Industries, Ltd. 467,212
4,000 Takara Standard Company, Ltd. 58,849
16,642 Taylor Morrison Home Corporation
a
426,867
3,908 Tenneco, Inc.
a
41,425
10,376 Tesla, Inc.
a
7,322,032
7,904 Texas Roadhouse, Inc. 617,777
5,394 Thor Industries, Inc.
c
501,588
17,282 Thule Group AB
a,b
646,593
9,093 Toll Brothers, Inc. 395,273
3,442 TopBuild Corporation
a
633,603
13,600 Toyota Motor Corporation 1,049,514
4,978 Tri Pointe Homes, Inc.
a
85,870
383 Tupperware Brands Corporation
a
12,405
3,693 Ulta Beauty, Inc.
a
1,060,482
958 Vail Resorts, Inc. 267,244
507 Whirlpool Corporation 91,508
1,512 Williams-Sonoma, Inc. 153,982
6,587 Wingstop, Inc. 873,107
33 Winmark Corporation 6,131
1,352 Wyndham Destinations, Inc. 60,651
675 YETI Holdings, Inc.
a
46,217
39,500 Z Holdings Corporation 239,024
Total 137,316,741
Consumer Staples (3.8%)
34,872 Anheuser-Busch InBev NV 2,432,891
11,700 Arcs Company, Ltd. 263,648
9,700 Asahi Group Holdings, Ltd. 399,468
269 Beyond Meat, Inc.
a,c
33,625
49,285 BJ's Wholesale Club Holdings,
Inc.
a
1,837,345
166 Boston Beer Company, Inc.
a
165,052
71,459 British American Tobacco plc 2,653,769
158,500 Budweiser Brewing Company
APAC, Ltd.
b
523,579
21,494 Carlsberg AS 3,445,755
5,992 Casey's General Stores, Inc. 1,070,291
2,575 Celsius Holdings, Inc.
a
129,548
1 Chocoladefabriken Lindt and
Spruengli AG 100,441
65 Church & Dwight Company, Inc. 5,670
21,524 Coty, Inc. 151,098
8,197 Darling Ingredients, Inc.
a
472,803
66,318 Diageo plc 2,624,126
29,882 e.l.f. Beauty, Inc.
a
752,728
1,435 Edgewell Personal Care Company 49,622
2,084 Flowers Foods, Inc. 47,161
21,277 ForFarmers BV 138,802
5,160 Glanbia plc 65,432
2,213 Hain Celestial Group, Inc.
a
88,852
114 Herbalife Nutrition, Ltd.
a
5,478
1,254 Ingredion, Inc. 98,652
100,000 Japan Tobacco, Inc. 2,038,716
6,500 Kao Corporation 502,165
7,900 Kewpie Corporation 173,933
9,618 Kimberly-Clark Corporation 1,296,795
19,376 Lamb Weston Holdings, Inc. 1,525,666

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Consumer Staples (3.8%) - continued
267 Lancaster Colony Corporation $ 49,056
138 Lindt & Spruengli AG 1,345,120
8,868 L'Oreal SA 3,383,584
1,708 McCormick & Company, Inc. 163,285
361 Medifast, Inc. 70,879
5,200 Ministop Company, Ltd. 70,966
6,684 Monster Beverage Corporation
a
618,136
66,666 Nestle SA 7,880,675
10,788 NewAge, Inc.
a,c
28,372
728 Nu Skin Enterprises, Inc. 39,771
23,601 Orkla ASA 239,608
2,030 Performance Food Group
Company
a
96,648
68 PriceSmart, Inc. 6,194
1,580 Reckitt Benckiser Group plc 141,022
1,994 Royal Unibrew AS 230,903
1,172 Seneca Foods Corporation
a
46,763
21,200 Seven & I Holdings Company, Ltd. 750,705
726 Spectrum Brands Holdings, Inc. 57,339
4,304 Sprouts Farmers Markets, Inc.
a
86,510
17,000 Sugi Holdings Company, Ltd. 1,135,583
13,100 Sundrug Company, Ltd. 523,567
336 Tootsie Roll Industries, Inc. 9,979
21,345 Turning Point Brands, Inc. 951,133
3,500 Unicharm Corporation 165,991
24,187 Unilever NV 1,464,540
2,726 US Foods Holding Corporation
a
90,803
959 Utz Brands, Inc. 21,156
1,906 Vector Group, Ltd. 22,205
45,465 Wal-Mart Stores, Inc. 6,553,780
170 WD-40 Company 45,166
17,424 Wesfarmers, Ltd. 677,221
Total 50,059,771
Energy (2.7%)
12,626 Antero Midstream Corporation 97,346
5,280 Apache Corporation 74,923
16,112 Archrock, Inc. 139,530
682,899 BP plc 2,356,513
76,194 BP plc ADR 1,563,501
3,401 Canadian Natural Resources, Ltd. 81,732
11,409 Centennial Resource
Development, Inc.
a
17,114
9,791 ChampionX Corporation
a
149,802
22,771 Chevron Corporation 1,923,011
12,105 Cimarex Energy Company 454,059
6,312 CNX Resources Corporation
a
68,170
5,492 Continental Resources, Inc.
c
89,520
7,852 Core Laboratories NV 208,157
2,334 Delek US Holdings, Inc. 37,507
122,298 Devon Energy Corporation 1,933,531
6,568 Diamondback Energy, Inc. 317,891
130,810 Eni SPA 1,365,610
13,943 EnLink Midstream, LLC
a
51,729
53,240 Enterprise Products Partners, LP 1,042,972
21,459 EQT Corporation 272,744
88,780 Equinor ASA 1,498,295
16,644 Equitrans Midstream Corporation 133,818
6,976 Exterran Corporation
a
30,834
16,980 Exxon Mobil Corporation 699,916
10,323 Frank's International NV
a
28,285
1,939 Gaztransport Et Technigaz SA 187,846
15,836 Gran Tierra Energy, Inc.
a
5,761
44,167 Halliburton Company 834,756
8,869 Helmerich & Payne, Inc. 205,406
Shares Common Stock (82.2%) Value
Energy (2.7%) - continued
96 Hess Midstream, LP $ 1,879
7,399 HollyFrontier Corporation 191,264
8,348 Imperial Oil, Ltd. 158,447
90,178 John Wood Group plc
a
380,402
5,044 Liberty Oilfield Services, Inc. 52,004
23,093 Marathon Oil Corporation 154,030
42,765 Marathon Petroleum Corporation 1,768,760
22,283 Neste Oil Oyj 1,617,820
1,356 NexTier Oilfield Solutions, Inc.
a
4,665
20,281 Nine Energy Service, Inc.
a
55,164
3,588 Occidental Petroleum Corporation 62,108
9,103 Oceaneering International, Inc.
a
72,369
16,342 OMV AG 652,746
17,432 Patterson-UTI Energy, Inc. 91,692
8,296 PBF Energy, Inc. 58,902
831 PDC Energy, Inc.
a
17,060
16,295 Pioneer Natural Resources
Company 1,855,838
6,148 Plains GP Holdings, LP
a
51,951
3,139 ProPetro Holding Corporation
a
23,197
5,438 Range Resources Corporation
a
36,435
127,713 Royal Dutch Shell plc, Class A 2,239,630
206,560 Royal Dutch Shell plc, Class B 3,500,932
5,680 RPC, Inc.
a
17,892
12,811 Southwestern Energy Company
a
38,177
2,353 Suncor Energy, Inc. 39,466
11,032 Talos Energy, Inc.
a
90,904
6,166 Targa Resources Corporation 162,659
16,980 TC Energy Corporation 690,325
29,551 TechnipFMC plc 277,779
87,122 Tenaris SA ADR
c
1,389,596
76,404 Total SE 3,297,747
1,252 VERBIO Vereinigte BioEnergie AG 46,956
2,795 Washington H. Soul Pattinson and
Company, Ltd. 65,017
44,784 Woodside Petroleum, Ltd. 785,765
Total 35,819,857
Financials (11.6%)
93 1st Source Corporation 3,748
77,857 AB Industrivarden, Class C
a
2,516,516
42,067 Aflac, Inc. 1,870,719
5,348 AG Mortgage Investment Trust,
Inc. 15,777
120,400 AIA Group, Ltd. 1,467,209
1,185 Alleghany Corporation 715,373
30,741 Allianz SE 7,552,187
34,472 American Express Company 4,168,010
14,735 American Financial Group, Inc. 1,291,081
1,020 Ameriprise Financial, Inc. 198,217
9,253 Ameris Bancorp 352,262
10,682 Apollo Commercial Real Estate
Finance, Inc. 119,318
11,438 Arch Capital Group, Ltd.
a
412,569
1,210 Argo Group International Holdings,
Ltd. 52,877
7,847 Arthur J. Gallagher & Company 970,752
3,433 Artisan Partners Asset
Management, Inc. 172,817
22,737 Associated Banc-Corp 387,666
7,459 Assured Guaranty, Ltd. 234,884
16,509 ASX, Ltd. 916,202
17,229 Baloise Holding AG 3,061,112
233,833 Banco Santander SA
a
729,166
2,958 Bancorp, Inc.
a
40,377

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Financials (11.6%) - continued
151,348 Bank of America Corporation $ 4,587,358
814 Bank of Marin Bancorp 27,953
4,632 BankFinancial Corporation 40,669
7,623 Banner Corporation 355,156
18,910 Berkshire Hills Bancorp, Inc. 323,739
1,962 Blackstone Mortgage Trust, Inc. 54,014
12,606 BNP Paribas SA
a
665,494
424 BOK Financial Corporation 29,036
42,061 Boston Private Financial Holdings,
Inc. 355,415
1,103 Bridge Bancorp, Inc. 26,671
3,795 Brighthouse Financial, Inc.
a
137,398
14,222 BrightSphere Investment Group 274,200
9,615 Brookline Bancorp, Inc. 115,765
1,769 Brown & Brown, Inc. 83,868
2,409 Byline Bancorp, Inc. 37,219
39,833 Capital One Financial Corporation 3,937,492
9,064 Central Pacific Financial
Corporation 172,307
120,812 Charles Schwab Corporation 6,407,868
26,132 Chubb, Ltd. 4,022,237
175,221 CI Financial Corporation 2,172,195
1,821 Cincinnati Financial Corporation 159,101
61,158 Citigroup, Inc. 3,771,002
4,355 Citizens Financial Group, Inc. 155,735
15,023 Comerica, Inc. 839,185
721 Commerce Bancshares, Inc. 47,370
22,733 Commonwealth Bank of Australia 1,444,957
7,408 Community Trust Bancorp, Inc. 274,466
840 Cullen/Frost Bankers, Inc. 73,273
283 Customers Bancorp, Inc.
a
5,145
182,000 DBS Group Holdings, Ltd. 3,449,033
12,294 Deutsche Boerse AG 2,093,315
28,454 Deutsche Pfandbriefbank AG
a,b
309,523
265 Diamond Hill Investment Group,
Inc. 39,557
25,000 Discover Financial Services 2,263,250
181,859 DnB ASA
a
3,563,638
3,907 East West Bancorp, Inc. 198,124
344 Encore Capital Group, Inc.
a
13,399
1,879 Enterprise Financial Services
Corporation 65,671
7,487 EQT AB 190,048
9,370 Essent Group, Ltd. 404,784
34,205 Euronext NV
b
3,767,650
981 Evercore, Inc. 107,557
58,737 Everi Holdings, Inc.
a
811,158
24,089 F.N.B. Corporation 228,845
987 FactSet Research Systems, Inc. 328,177
608 Fairfax Financial Holdings, Ltd. 207,228
1,110 FBL Financial Group, Inc. 58,286
481 Federal Agricultural Mortgage
Corporation 35,714
5,580 Financial Institutions, Inc. 125,550
752 First American Financial
Corporation 38,826
11,534 First Bancorp/Puerto Rico 106,343
842 First Bancorp/Southern Pines NC 28,485
8,125 First Busey Corporation 175,094
15,165 First Financial Bancorp 265,842
3,925 First Financial Corporation 152,486
4,501 First Horizon Corporation 57,433
11,935 First Midwest Bancorp, Inc. 190,005
747 First of Long Island Corporation 13,334
8,959 Flagstar Bancorp, Inc. 365,169
Shares Common Stock (82.2%) Value
Financials (11.6%) - continued
1,342 Flushing Financial Corporation $ 22,331
41,535 Fulton Financial Corporation 528,325
4,078 Goldman Sachs Group, Inc. 1,075,409
8,845 Granite Point Mortgage Trust, Inc. 88,362
6,995 Great Southern Bancorp, Inc. 342,055
8,472 Great Western Bancorp, Inc. 177,065
15,141 Groupe Bruxelles Lambert SA 1,526,114
6,260 Hamilton Lane, Inc. 488,593
20,650 Hancock Whitney Corporation 702,513
4,603 Hanmi Financial Corporation 52,198
5,807 Hanover Insurance Group, Inc. 678,954
581 Heartland Financial USA, Inc. 23,455
11,455 Heritage Commerce Corporation 101,606
5,458 Hometrust Bancshares, Inc. 105,394
28,563 Hope Bancorp, Inc. 311,622
8,231 Horizon Bancorp, Inc. 130,544
984 Houlihan Lokey, Inc. 66,154
627,614 HSBC Holdings plc
a
3,241,783
161,282 Humm Group, Ltd. 139,748
7,765 Independent Bank Corporation 143,420
1,434 Intact Financial Corporation 169,795
2,714 Interactive Brokers Group, Inc. 165,337
7,436 Intermediate Capital Group plc 174,970
535 International Bancshares
Corporation 20,030
50,546 J.P. Morgan Chase & Company 6,422,880
2,833 Janus Henderson Group plc 92,101
91,200 Japan Post Bank Company, Ltd. 749,630
8,200 Japan Post Holdings Company,
Ltd. 63,871
3,368 Kemper Corporation 258,763
2,647 Kinnevik AB 132,976
5,788 Kinsale Capital Group, Inc. 1,158,352
5,805 L E Lundbergforetagen AB
a
311,431
7,528 Ladder Capital Corporation 73,624
1,818 Lakeland Bancorp, Inc. 23,089
40,323 Laurentian Bank of Canada
c
988,355
4,210 Lincoln National Corporation 211,805
2,711 Loews Corporation 122,049
78 MarketAxess Holdings, Inc. 44,504
72 Megalith Financial Acquisition
Corporation
a
1,011
2,485 Mercantile Bank Corporation 67,517
36,609 MetLife, Inc. 1,718,793
3,524 Midland States Bancorp, Inc. 62,974
6,571 MidWestOne Financial Group, Inc. 160,989
259,500 Mitsubishi UFJ Financial Group,
Inc. 1,148,967
20,269 Mizrahi Tefahot Bank, Ltd. 470,191
58,638 Morgan Stanley 4,018,462
165 Morningstar, Inc. 38,209
4,148 Mr. Cooper Group, Inc.
a
128,712
6,300 MS and AD Insurance Group
Holdings, Inc. 191,678
2,404 MSCI, Inc. 1,073,458
38 Nasdaq, Inc. 5,044
26,857 National Australia Bank, Ltd. 468,221
109 National Western Life Group, Inc. 22,502
202 NBT Bancorp, Inc. 6,484
12,552 New York Community Bancorp,
Inc. 132,424
4,186 Northern Trust Corporation 389,884
2,738 OFG Bancorp 50,763
1,998 Old National Bancorp 33,087
4,109 Old Second Bancorp, Inc. 41,501

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Financials (11.6%) - continued
5,170 Onex Corporation $ 296,740
75,700 ORIX Corporation 1,164,578
15,066 PacWest Bancorp 382,676
13,422 Paragon Banking Group plc 89,958
1,536 Peoples Bancorp, Inc. 41,610
21,957 People's United Financial, Inc. 283,904
20,130 Popular, Inc. 1,133,722
12,388 Premier Financial Corporation 284,924
1,515 PROG Holdings, Inc. 81,613
9,290 Prosight Global, Inc.
a
119,191
705 Prosperity Bancshares, Inc. 48,899
6,731 QCR Holdings, Inc. 266,480
11,456 Radian Group, Inc. 231,984
26,117 Raymond James Financial, Inc. 2,498,613
10,310 Redwood Trust, Inc. 90,522
7,125 Reinsurance Group of America,
Inc. 825,787
309 RLI Corporation 32,182
49,434 Royal Bank of Canada 4,061,829
11,113 S&P Global, Inc. 3,653,176
968 Safety Insurance Group, Inc. 75,407
10,256 Seacoast Banking Corporation of
Florida
a
302,039
9,227 SEI Investments Company 530,276
894 Selective Insurance Group, Inc. 59,880
2,883 Signature Bank 390,041
10,840 Simmons First National
Corporation 234,036
4,662 SLM Corporation 57,762
986 Southside Bancshares, Inc. 30,596
16,425 St. James's Place plc 254,162
11,698 Starwood Property Trust, Inc. 225,771
2,814 Sterling Bancorp 50,596
1,729 Stifel Financial Corporation 87,245
39,300 Sumitomo Mitsui Financial Group,
Inc. 1,218,227
64,809 Sun Life Financial, Inc. 2,881,758
2,107 SVB Financial Group
a
817,158
4,825 Swiss Life Holding AG 2,250,720
13,191 Synovus Financial Corporation 426,993
3,398 T. Rowe Price Group, Inc. 514,423
1,625 Territorial Bancorp, Inc. 39,049
7,386 TMX Group, Ltd. 737,730
17,600 Tokio Marine Holdings, Inc. 906,779
78 Tompkins Financial Corporation 5,507
3,047 Topdanmark AS 132,259
106 Torchmark Corporation 10,066
56,631 Toronto-Dominion Bank 3,199,703
2,163 Towne Bank 50,787
7,571 TPG RE Finance Trust, Inc. 80,404
3,369 TriCo Bancshares 118,858
47,490 Truist Financial Corporation 2,276,196
11,644 TrustCo Bank Corporation 77,665
1,203 Trustmark Corporation 32,854
7,154 Two Harbors Investment
Corporation 45,571
3,330 Umpqua Holdings Corporation 50,416
7,524 United Bankshares, Inc. 243,778
632 Univest Financial Corporation 13,007
5,036 Unum Group 115,526
18,907 Valley National Bancorp 184,343
679 Walker & Dunlop, Inc. 62,482
2,004 Washington Trust Bancorp, Inc. 89,779
4,690 Webster Financial Corporation 197,683
141,536 Wells Fargo & Company 4,271,556
Shares Common Stock (82.2%) Value
Financials (11.6%) - continued
3,433 WesBanco, Inc. $ 102,853
23,024 Western Alliance Bancorp 1,380,289
12,380 Western Asset Mortgage Capital
Corporation 40,359
214 Westwood Holdings Group, Inc. 3,103
8,266 Wintrust Financial Corporation 504,970
37,511 Zions Bancorporations NA 1,629,478
5,353 Zurich Insurance Group AG 2,255,868
Total 153,713,125
Health Care (12.1%)
9,861 AbbVie, Inc. 1,056,606
1,344 Acadia Healthcare Company, Inc.
a
67,549
32,261 ACADIA Pharmaceuticals, Inc.
a
1,724,673
458 Acceleron Pharma, Inc.
a
58,597
7,009 ADMA Biologics, Inc.
a
13,668
2,816 Adverum Biotechnologies, Inc.
a
30,525
1,859 Agile Therapeutics, Inc.
a
5,335
14,510 Agios Pharmaceuticals, Inc.
a
628,718
4,251 Akebia Therapeutics, Inc.
a
11,903
249 Allakos, Inc.
a
34,860
1,720 Altimmune, Inc.
a
19,402
2,067 AmerisourceBergen Corporation 202,070
10,205 Amgen, Inc. 2,346,334
3,088 AnaptysBio, Inc.
a
66,392
591 Anavex Life Sciences Corporation
a
3,191
8,304 Anthem, Inc. 2,666,331
49,070 Ardelyx, Inc.
a
317,483
2,884 Arena Pharmaceuticals, Inc.
a
221,578
3,938 Argenx SE ADR
a
1,158,126
2,860 Arrowhead Research Corporation
a
219,448
32,500 Astellas Pharmaceutical, Inc. 503,222
3,441 Atara Biotherapeutics, Inc.
a
67,547
88 Atrion Corporation 56,517
516 AVROBIO, Inc.
a
7,193
12,506 Axonics Modulation Technologies,
Inc.
a,c
624,300
3,758 Becton, Dickinson and Company 940,327
6,553 Biogen, Inc.
a
1,604,568
7,891 Biohaven Pharmaceutical Holding
Company, Ltd.
a
676,338
210 Bio-Rad Laboratories, Inc.
a
122,417
6,248 Bio-Techne Corporation 1,984,052
885 BioXcel Therapeutics, Inc.
a
40,887
1,139 Bluebird Bio, Inc.
a
49,285
687 Bruker Corporation 37,187
1,831 Cantel Medical Corporation 144,393
853 Capricor Therapeutics, Inc.
a
2,926
17,909 Catalent, Inc.
a
1,863,790
35,373 Centene Corporation
a
2,123,441
29,403 Cerner Corporation 2,307,547
2,565 Charles River Laboratories
International, Inc.
a
640,891
646 Chemed Corporation 344,066
51,000 Chugai Pharmaceutical Company,
Ltd. 2,721,112
14,866 Cigna Holding Company 3,094,804
3,597 CryoLife, Inc.
a
84,925
22,336 CSL, Ltd. 4,880,253
26,480 CVS Health Corporation 1,808,584
3,402 CytomX Therapeutics, Inc.
a
22,283
70,000 Daiichi Sankyo Company, Ltd. 2,398,914
480 Deciphera Pharmaceuticals, Inc.
a
27,394
10,987 Dexcom, Inc.
a
4,062,114

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Health Care (12.1%) - continued
2,051 Dynavax Technologies
Corporation
a
$ 9,127
1,416 Editas Medicine, Inc.
a
99,276
33,422 Edwards Lifesciences Corporation
a
3,049,089
3,321 Envista Holdings Corporation
a
112,017
557 Eurofins Scientific SE
a
46,700
485 Fulcrum Therapeutics, Inc.
a
5,679
989 Gerresheimer AG 106,652
322,565 GlaxoSmithKline plc 5,902,294
38,289 GlaxoSmithKline plc ADR 1,409,035
5,704 Global Blood Therapeutics, Inc.
a
247,040
13,638 GoodRx Holdings, Inc.
a,c
550,157
16,545 Guardant Health, Inc.
a
2,132,320
1,510 Haemonetics Corporation
a
179,313
11,914 Halozyme Therapeutics, Inc.
a
508,847
14,350 HCA Healthcare, Inc. 2,360,001
2,082 HealthEquity, Inc.
a
145,136
128 HealthStream, Inc.
a
2,796
4,028 Hill-Rom Holdings, Inc. 394,623
7,356 Humana, Inc. 3,017,946
22 ICU Medical, Inc.
a
4,719
2,476 ImmunoGen, Inc.
a
15,970
1,727 Immunovant, Inc.
a
79,770
5,435 Inovio Pharmaceuticals, Inc.
a,c
48,100
1,301 Insmed, Inc.
a
43,310
5,250 Inspire Medical Systems, Inc.
a
987,473
4,915 Insulet Corporation
a
1,256,421
1,187 Integra LifeSciences Holdings
Corporation
a
77,060
4,902 Intuitive Surgical, Inc.
a
4,010,326
3,077 Invitae Corporation
a,c
128,649
1,790 Iovance Biotherapeutics, Inc.
a
83,056
35,825 Johnson & Johnson 5,638,139
1,928 Kura Oncology, Inc.
a
62,968
1,060 Laboratory Corporation of America
Holdings
a
215,763
13,750 LHC Group, Inc.
a
2,933,150
2,203 Ligand Pharmaceuticals, Inc.
a,c
219,088
2,275 LNA Sante 136,658
25,200 M3, Inc. 2,380,577
1,906 MacroGenics, Inc.
a
43,571
9,500 Medipal Holdings Corporation 178,650
42,350 Medtronic plc 4,960,879
62,739 Merck & Company, Inc. 5,132,050
4,693 Merck KGaA 804,912
1,177 Mersana Therapeutics, Inc.
a
31,320
1,078 Mesa Laboratories, Inc. 308,998
186 Mirati Therapeutics, Inc.
a
40,853
3,688 Molina Healthcare, Inc.
a
784,364
11,527 Natera, Inc.
a
1,147,167
3,805 National Healthcare Corporation 252,690
1,183 Neogen Corporation
a
93,812
9,427 Nevro Corporation
a
1,631,814
109,066 Novartis AG 10,269,431
84,406 Novo Nordisk AS 5,888,093
28,759 Novo Nordisk AS ADR 2,008,816
1,467 Omnicell, Inc.
a
176,069
24,569 Optinose, Inc.
a
101,716
974 Orthifix Medical, Inc.
a
41,863
9,229 PRA Health Sciences, Inc.
a
1,157,686
6,645 Pulmonx Corporation
a
458,638
1,348 Quest Diagnostics, Inc. 160,641
1,577 Reata Pharmaceuticals, Inc.
a
194,949
44,622 Recordati SPA 2,481,362
4,598 Repligen Corporation
a
881,115
Shares Common Stock (82.2%) Value
Health Care (12.1%) - continued
1,269 Replimune Group, Inc.
a
$ 48,412
1,042 Revolution Medicines, Inc.
a
41,253
14,989 Roche Holding AG 5,220,647
1,491 Sage Therapeutics, Inc.
a
128,986
14,882 Sanofi 1,442,400
2,360 Sarepta Therapeutics, Inc.
a
402,356
6,500 Sawai Pharmaceutical Company,
Ltd. 294,992
13,858 Silk Road Medical, Inc.
a
872,777
5,052 Sonova Holding AG
a
1,313,993
3,983 Spectrum Pharmaceuticals, Inc.
a
13,582
10,221 Stryker Corporation 2,504,554
446 Surmodics, Inc.
a
19,410
608 Syros Pharmaceuticals, Inc.
a
6,597
1,300 Sysmex Corporation 156,425
13,293 Tactile Systems Technology, Inc.
a
597,387
36,100 Takeda Pharmaceutical Company,
Ltd. 1,306,436
2,567 Tecan Group AG 1,259,068
12,064 Teladoc Health, Inc.
a,c
2,412,317
4,355 Teleflex, Inc. 1,792,387
4,188 Tenet Healthcare Corporation
a
167,227
7,600 Terumo Corporation 318,032
3,444 TherapeuticsMD, Inc.
a,c
4,167
7,502 Thermo Fisher Scientific, Inc. 3,494,282
6,468 Travere Therapeutics, Inc.
a
176,285
127 Tricida, Inc.
a
895
966 U.S. Physical Therapy, Inc. 116,162
1,274 United Therapeutics Corporation
a
193,380
18,761 VBI Vaccines, Inc.
a,c
51,593
16,627 Veeva Systems, Inc.
a
4,526,701
13,221 Vertex Pharmaceuticals, Inc.
a
3,124,651
571 Viking Therapeutics, Inc.
a
3,215
575 Waters Corporation
a
142,267
1,539 West Pharmaceutical Services,
Inc. 436,014
6,415 Zimmer Biomet Holdings, Inc. 988,487
26,752 Zoetis, Inc. 4,427,456
9,755 Zymeworks, Inc.
a
461,021
Total 160,390,584
Industrials (10.6%)
8,297 A.O. Smith Corporation 454,842
585 A.P. Moller - Maersk AS, Class B 1,301,773
32,603 Aalberts NV 1,450,660
195 AAR Corporation 7,063
455 Acuity Brands, Inc. 55,096
5,075 AECOM
a
252,633
1,965 Aegion Corporation
a
37,315
12,608 Aerojet Rocketdyne Holdings, Inc.
a
666,333
119 Alaska Air Group, Inc. 6,188
1,964 Allegion plc 228,570
17,454 Altra Industrial Motion Corporation 967,475
9,600 American Airlines Group, Inc.
c
151,392
2,552 AMETEK, Inc. 308,639
52,301 Arconic, Inc. 1,492,671
18,865 ASGN, Inc.
a
1,575,793
89,341 Assa Abloy AB 2,207,796
83,194 Atlas Copco AB, Class A 4,275,873
25,040 Atlas Copco AB, Class B 1,123,983
9,618 AZZ, Inc. 456,278
9,344 Ballard Power Systems, Inc.
a
218,607
4,284 Boeing Company 917,033
1,579 Brenntag AG 122,785

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Industrials (10.6%) - continued
31,828 Canadian National Railway
Company $ 3,499,105
7,438 Canadian Pacific Railway, Ltd. 2,580,014
15,238 Carlisle Companies, Inc. 2,379,871
65,251 Carrier Global Corporation 2,461,268
12,866 CBIZ, Inc.
a
342,364
15,286 Chart Industries, Inc.
a
1,800,538
11,154 CIA De Distribucion Integral 216,758
1,758 CRA International, Inc. 89,535
10,601 Crane Company 823,274
6,100 CSW Industrials, Inc. 682,651
17,688 CSX Corporation 1,605,186
7,139 Curtiss-Wright Corporation 830,623
4,800 Daikin Industries, Ltd. 1,067,842
50,150 Delta Air Lines, Inc. 2,016,531
10,606 Deutsche Post AG 525,373
1,263 Douglas Dynamics, Inc. 54,019
1,572 Dycom Industries, Inc.
a
118,717
5,516 EMCOR Group, Inc. 504,493
1,293 Expeditors International of
Washington, Inc. 122,977
52,779 Experian plc 2,005,007
1,000 FANUC Corporation 246,849
4,600 Fluor Corporation 73,462
8,986 Forrester Research, Inc.
a
376,513
7,284 Forward Air Corporation 559,703
3,572 Generac Holdings, Inc.
a
812,309
15,009 General Dynamics Corporation 2,233,639
3,819 Gorman-Rupp Company 123,927
180,112 GWA Group, Ltd. 486,162
8,000 Hanwa Company, Ltd. 214,833
14,245 Honeywell International, Inc. 3,029,911
5,345 Hubbell, Inc. 838,043
1,127 ICF International, Inc. 83,770
7,497 IDEX Corporation 1,493,402
43,600 Inaba Denki Sangyo Company,
Ltd. 1,068,646
2,200 Jardine Matheson Holdings, Ltd. 123,200
231 JB Hunt Transport Services, Inc. 31,566
5,990 JetBlue Airways Corporation
a
87,095
73,015 Johnson Controls International plc 3,401,769
22,400 Kamigumi Company, Ltd. 409,212
10,320 Kansas City Southern 2,106,622
45,500 Kinden Corporation 740,941
19,607 KONE Oyj 1,597,572
13,054 Koninklijke Philips NV
a
703,183
8,818 L3Harris Technologies, Inc. 1,666,778
5,115 Landstar System, Inc. 688,786
58,253 Legrand SA 5,194,997
2,623 Lennox International, Inc. 718,623
14,859 Lincoln Electric Holdings, Inc. 1,727,359
8,298 Lockheed Martin Corporation 2,945,624
3,334 Manpower, Inc. 300,660
85,900 Marubeni Corporation 572,301
1,087 Masonite International
Corporation
a
106,896
17,812 Mercury Systems, Inc.
a
1,568,525
35,228 Meritor, Inc.
a
983,213
14,007 Middleby Corporation
a
1,805,782
89,700 Mitsubishi Corporation 2,211,270
88,000 Mitsubishi Electric Corporation 1,330,001
16,600 Mitsuboshi Belting, Ltd. 273,641
156,500 Mitsui & Company, Ltd. 2,869,317
1,600 MonotaRO Company, Ltd. 81,262
Shares Common Stock (82.2%) Value
Industrials (10.6%) - continued
3,714 MSC Industrial Direct Company,
Inc. $ 313,424
18,200 Nidec Corporation 2,302,445
900 Nihon M&A Center, Inc. 60,186
65,100 Nitto Kogyo Corporation 1,291,153
27,302 Nobina AB
a,b
229,427
563 Nordson Corporation 113,135
10,133 Norfolk Southern Corporation 2,407,702
3,547 Old Dominion Freight Line, Inc. 692,303
15,733 Otis Worldwide Corporation 1,062,764
93,351 PageGroup plc
a
570,537
11,252 Parker-Hannifin Corporation 3,065,157
2,886 Quad/Graphics, Inc. 11,025
29,125 Raytheon Technologies
Corporation 2,082,729
48,500 Recruit Holdings Company, Ltd. 2,037,143
23,378 Redde Northgate plc 85,249
20,154 Regal-Beloit Corporation 2,475,113
188,560 RELX plc 4,613,584
24,651 Ritchie Brothers Auctioneers, Inc. 1,714,477
1,223 Rockwell Automation, Inc. 306,741
15,994 Rush Enterprises, Inc. 662,471
1,878 Ryder System, Inc. 115,985
3,509 Saia, Inc.
a
634,427
10,925 Sandvik AB
a
269,449
47,242 Schneider Electric SE 6,827,723
58,066 SEEK, Ltd. 1,273,090
26,210 Signify NV
a,b
1,100,452
3,488 Simpson Manufacturing Company,
Inc. 325,954
36,000 SITC International Holdings
Company, Ltd. 77,748
474 Sixt SE
a
56,632
100 SMC Corporation 61,074
1,731 Snap-On, Inc. 296,243
206,800 Sojitz Corporation 461,806
9,184 Spirax-Sarco Engineering plc 1,417,681
1,852 Spirit Airlines, Inc.
a
45,281
539 SPX FLOW, Inc.
a
31,240
10,280 Standex International Corporation 796,906
70,800 Sumitomo Corporation 938,309
37,546 Summit Materials, Inc.
a
753,924
365 Sunrun, Inc.
a
25,324
2,500 Taikisha, Ltd. 65,665
6,800 Taisei Corporation 234,590
783 Teledyne Technologies, Inc.
a
306,920
906 Tetra Tech, Inc. 104,897
1,326 TFI International, Inc. 68,264
1,110 Thermon Group Holdings, Inc.
a
17,349
14,200 Toppan Forms Company, Ltd. 145,683
41 Toro Company 3,888
10,103 Transcontinental, Inc.
c
162,788
53,342 Transurban Group
a
562,108
13,886 Trex Company, Inc.
a
1,162,536
11,078 TriMas Corporation
a
350,840
14,800 Tsubakimoto Chain Company 389,177
120 U.S. Xpress Enterprises, Inc.
a
821
1,057 UniFirst Corporation 223,756
1,978 United Airlines Holdings, Inc.
a
85,548
15,279 United Rentals, Inc.
a
3,543,353
3,467 Valmont Industries, Inc. 606,482
302 Verisk Analytics, Inc. 62,692
1,819 Waste Connections, Inc. 186,575
2,356 Watsco, Inc. 533,752
307 Watts Water Technologies, Inc. 37,362

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Industrials (10.6%) - continued
14,815 Willdan Group, Inc.
a
$ 617,786
3,923 XPO Logistics, Inc.
a
467,622
1,815 Xylem, Inc. 184,749
11,200 Yuasa Trading Company, Ltd. 360,208
Total 139,983,732
Information Technology (16.7%)
18,235 Adobe, Inc.
a
9,119,688
661 ADTRAN, Inc. 9,763
5,600 Advantest Corporation 419,450
5,464 Alliance Data Systems Corporation 404,882
7,312 Amphenol Corporation 956,190
25,935 Anaplan, Inc.
a
1,863,430
570 ANSYS, Inc.
a
207,366
170,220 Apple, Inc. 22,586,492
13,707 ASML Holding NV 6,636,577
1,584 Aspen Technology, Inc.
a
206,316
3,657 Atlassian Corporation plc
a
855,263
7,490 Avalara, Inc.
a
1,235,026
10,074 Bandwidth, Inc.
a,c
1,548,072
800 Bechtle AG 174,353
6,683 Benchmark Electronics, Inc. 180,508
22,258 BigCommerce Holdings, Inc.
a,c
1,427,851
7,143 Blackline, Inc.
a
952,733
1,611 Broadridge Financial Solutions,
Inc. 246,805
549 CACI International, Inc.
a
136,882
26,900 Canon, Inc. 521,121
3,847 Capgemini SA 598,406
10,218 CDK Global, Inc. 529,599
2,348 CDW Corporation 309,443
914 Ceridian HCM Holding, Inc.
a
97,396
64,942 CGI, Inc.
a
5,152,402
137,246 Cisco Systems, Inc. 6,141,759
238 Clearfield, Inc.
a
5,883
5,544 Cognex Corporation 445,100
1,487 CompuGroup Medical SE and
Company KGaA 143,479
102,854 Computershare, Ltd. 1,157,430
1,675 Concentrix Corporation
a
165,323
4,739 Coupa Software, Inc.
a
1,606,094
4,666 Cree, Inc.
a
494,129
1,793 CTS Corporation 61,554
8,869 Descartes Systems Group, Inc.
a
518,659
5,987 DocuSign, Inc.
a
1,330,910
16,899 Dolby Laboratories, Inc. 1,641,400
766 Domo, Inc.
a
48,848
1,193 DSP Group, Inc.
a
19,792
17,498 Elastic NV
a
2,556,983
10,015 Endava plc ADR
a
768,651
860 Enphase Energy, Inc.
a
150,904
1,995 EPAM Systems, Inc.
a
714,908
3,120 ePlus, Inc.
a
274,404
11,522 Euronet Worldwide, Inc.
a
1,669,768
10,464 Eventbrite, Inc.
a,c
189,398
2,386 ExlService Holdings, Inc.
a
203,120
845 eXp World Holdings, Inc.
a
53,336
2,273 F5 Networks, Inc.
a
399,912
760 Fair Isaac Corporation
a
388,390
3,331 First Solar, Inc.
a
329,503
7,662 Five9, Inc.
a
1,336,253
19,700 Fuji Soft, Inc. 985,561
7,318 Global Payments, Inc. 1,576,444
1,143 Guidewire Software, Inc.
a
147,138
157,974 Halma plc 5,290,603
Shares Common Stock (82.2%) Value
Information Technology (16.7%) - continued
9,240 Health Catalyst, Inc.
a
$ 402,217
12,600 Hitachi, Ltd. 497,313
10,800 Hoya Corporation 1,495,744
4,020 II-VI, Inc.
a
305,359
17,101 Infineon Technologies AG 653,060
2,033 InterDigital, Inc. 123,362
81 IPG Photonics Corporation
a
18,127
13,200 ITOCHU Techno-Solutions
Corporation 471,346
2,701 Jack Henry & Associates, Inc. 437,535
4,898 Juniper Networks, Inc. 110,254
7,100 Keyence Corporation 3,993,871
1,901 Kinaxis, Inc.
a
269,327
1,055 Lam Research Corporation 498,245
4,100 Lasertec Corporation 481,229
15,559 Lattice Semiconductor
Corporation
a
712,913
467 Littelfuse, Inc. 118,926
17,713 Lumentum Holdings, Inc.
a
1,679,192
1,479 Manhattan Associates, Inc.
a
155,561
891 ManTech International Corporation 79,246
30,439 MasterCard, Inc. 10,864,897
969 MAXIMUS, Inc. 70,921
986 MaxLinear, Inc.
a
37,655
41,386 Medallia, Inc.
a,c
1,374,843
101,399 Microsoft Corporation 22,553,166
1,249 MicroStrategy, Inc.
a
485,299
11,710 MKS Instruments, Inc. 1,761,770
8,288 Monolithic Power Systems, Inc. 3,035,314
1,818 Motorola Solutions, Inc. 309,169
3,700 Murata Manufacturing Company,
Ltd. 334,959
36,900 NEC Networks & System
Integration Corporation 638,020
212 NetApp, Inc. 14,043
2,879 Nice, Ltd. ADR
a
816,312
5,271 Nova Measuring Instruments, Ltd.
a
372,133
3,018 Novanta, Inc.
a
356,788
13,444 NVIDIA Corporation 7,020,457
1,000 OBIC Company, Ltd. 200,978
2,917 Okta, Inc.
a
741,676
30,517 Oracle Corporation 1,974,145
8,200 Oracle Corporation Japan 1,068,908
3,785 Palo Alto Networks, Inc.
a
1,345,151
25 Paylocity Holding Corporation
a
5,148
45,788 PayPal Holdings, Inc.
a
10,723,550
566 Progress Software Corporation 25,578
971 Proofpoint, Inc.
a
132,454
5,871 Q2 Holdings, Inc.
a
742,858
3,066 QAD, Inc. 193,710
3,818 Qorvo, Inc.
a
634,819
44,589 QUALCOMM, Inc. 6,792,688
235 Qualys, Inc.
a
28,639
4,680 Rogers Corporation
a
726,757
8,200 Ryoyo Electro Corporation
c
252,703
4,189 Sabre Corporation 50,352
11,274 SailPoint Technologies Holdings,
Inc.
a
600,228
27,451 Salesforce.com, Inc.
a
6,108,671
2,046 Samsung Electronics Company,
Ltd. GDR 3,721,243
3,649 SAP SE 472,611
2,887 ScanSource, Inc.
a
76,159
2,523 Semtech Corporation
a
181,883
14,115 ServiceNow, Inc.
a
7,769,319

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Information Technology (16.7%) - continued
667 Shift4 Payments, Inc.
a
$ 50,292
5,632 Shopify Inc.
a
6,375,142
2,540 Sierra Wireless Inc.
a
37,109
1,394 Silicon Laboratories, Inc.
a
177,512
33 Skyworks Solutions, Inc. 5,045
598 Solaredge Technology, Ltd.
a
190,834
30,682 Square, Inc.
a
6,677,630
27,948 STMicroelectronics NV ADR
c
1,037,430
1,675 SYNNEX Corporation 136,412
17,579 Texas Instruments, Inc. 2,885,241
11,746 Thomson Reuters Corporation 961,347
6,200 Tokyo Electron, Ltd. 2,316,090
144 Tyler Technologies, Inc.
a
62,859
2,243 VeriSign, Inc.
a
485,385
1,521 ViaSat, Inc.
a
49,661
6,477 VMware, Inc.
a,c
908,464
7,214 Wix.com, Ltd.
a
1,803,211
9,065 Workiva, Inc.
a
830,535
581 Zendesk, Inc.
a
83,153
4,558 Zscaler, Inc.
a
910,278
Total 220,294,081
Materials (3.8%)
1,543 AdvanSix, Inc.
a
30,845
21,352 Air Liquide SA 3,500,573
30,300 Air Water, Inc. 539,135
3,460 AptarGroup, Inc. 473,639
1,438 Avery Dennison Corporation 223,048
64,150 Axalta Coating Systems, Ltd.
a
1,831,482
166 Balchem Corporation 19,127
44,434 BHP Group, Ltd. 1,451,863
2,713 Cabot Corporation 121,759
1,231 Carpenter Technology Corporation 35,847
1,346 Celanese Corporation 174,899
64,685 CF Industries Holdings, Inc. 2,503,956
11,092 Chemours Company 274,971
14,732 Croda International plc 1,324,850
24,228 Eastman Chemical Company 2,429,584
14,813 Ecolab, Inc. 3,204,941
360 EMS-CHEMIE Holding AG 346,307
1,774 FMC Corporation 203,886
96,674 Granges AB
a
1,181,538
100,450 Hexpol AB 1,075,485
5,717 Holmen AB 274,161
1,827 Ingevity Corporation
a
138,359
11,481 Innospec, Inc. 1,041,671
7,150 Kaiser Aluminum Corporation 707,135
13,107 Kirkland Lake Gold, Ltd. 541,620
29,988 Koninklijke DSM NV 5,157,040
48,500 Kyoei Steel, Ltd. 673,425
2,800 Lintec Corporation 61,908
11,810 LyondellBasell Industries NV 1,082,505
7,368 Martin Marietta Materials, Inc. 2,092,291
2,543 Materion Corporation 162,040
3,571 Minerals Technologies, Inc. 221,831
7,796 Myers Industries, Inc. 162,001
5,319 Neenah, Inc. 294,247
31,494 Nucor Corporation 1,675,166
4,025 O-I Glass, Inc. 47,897
7,531 Olin Corporation 184,961
1,133 Olympic Steel, Inc. 15,103
1,147 PPG Industries, Inc. 165,420
5,549 Quaker Chemical Corporation 1,406,061
232 Reliance Steel & Aluminum
Company 27,782
Shares Common Stock (82.2%) Value
Materials (3.8%) - continued
16,014 Rio Tinto plc $ 1,205,425
17,613 Rio Tinto, Ltd. 1,548,915
1,033 RPM International, Inc. 93,776
4,581 Ryerson Holding Corporation
a
62,485
105,215 Sandfire Resources, Ltd. 434,885
904 Scotts Miracle-Gro Company 180,023
3,096 Sensient Technologies Corporation 228,392
3,000 Shin-Etsu Chemical Company, Ltd. 526,548
9,747 Sika AG 2,656,966
3,619 Steel Dynamics, Inc. 133,433
19,666 Symrise AG 2,614,449
6,900 Taiyo Holdings Company, Ltd. 408,957
31,600 Toagosei Company, Ltd. 371,461
101,400 Toray Industries, Inc. 601,444
5,300 Ube Industries, Ltd. 96,320
2,584 United States Steel Corporation 43,334
783 W. R. Grace & Company 42,924
2,944 Wacker Chemie AG 421,770
1,165 Worthington Industries, Inc. 59,811
21,458 Yara International ASA 890,197
Total 49,701,874
Real Estate (3.1%)
18,510 Agree Realty Corporation 1,232,396
42,857 Alstria Office REIT AG 779,725
31,068 American Campus Communities,
Inc. 1,328,778
16,191 American Tower Corporation 3,634,232
2,115 Apartment Income REIT
Corporation
a
81,237
2,115 Apartment Investment &
Management Company 11,167
3,950 Armada Hoffler Properties, Inc. 44,319
616,032 Ascendas REIT 1,390,668
7,565 AvalonBay Communities, Inc. 1,213,653
293 Bluegreen Vacations Holding
Corporations 3,964
86 Bluerock Residential Growth REIT,
Inc. 1,090
7,929 Camden Property Trust 792,266
5,722 Canadian Apartment Properties
REIT 224,717
6,593 CareTrust REIT, Inc. 146,233
29,880 Castellum AB 761,664
37,092 CBRE Group, Inc.
a
2,326,410
2,811 Cedar Realty Trust, Inc. 28,475
1,193 Centerspace 84,274
10,782 Choice Properties REIT 110,200
1,364 Colony Credit Real Estate, Inc. 10,230
2,984 Columbia Property Trust, Inc. 42,791
2,038 Community Healthcare Trust, Inc. 96,010
2,204 Corepoint Lodging, Inc. 15,164
1,681 CoStar Group, Inc.
a
1,553,715
30,115 Cushman and Wakefield plc
a
446,605
8,300 Daito Trust Construction Company,
Ltd. 775,673
3,638 Douglas Emmett, Inc. 106,157
2,302 EastGroup Properties, Inc. 317,814
6,657 EPR Properties 216,353
3,255 Equity Lifestyle Properties, Inc. 206,237
19,094 Essential Properties Realty Trust,
Inc. 404,793
774 Essex Property Trust, Inc. 183,763
2,915 Farmland Partners, Inc. 25,361
1,765 Federal Realty Investment Trust 150,237

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.2%) Value
Real Estate (3.1%) - continued
18,407 First Industrial Realty Trust, Inc. $ 775,487
2,093 FirstService Corporation 286,466
4,310 FirstService Corporation 589,436
11,205 Four Corners Property Trust, Inc. 333,573
4,427 Gaming and Leisure Properties,
Inc. 187,705
3,904 Getty Realty Corporation 107,516
2,389 Gladstone Commercial
Corporation 43,002
1,721 Gladstone Land Corporation 25,195
2,542 Global Medical REIT, Inc. 33,199
2,906 Granite REIT 177,844
6,526 Healthcare Realty Trust, Inc. 193,170
628 Highwoods Properties, Inc. 24,888
75,799 Host Hotels & Resorts, Inc. 1,108,939
3,324 Hudson Pacific Properties, Inc. 79,842
32,000 Hysan Development Company,
Ltd. 117,210
7,966 Industrial Logistics Properties Trust 185,528
1,274 Innovative Industrial Properties,
Inc. 233,308
2,275 Iron Mountain, Inc. 67,067
2,475 Jones Lang LaSalle, Inc.
a
367,216
17,830 Kilroy Realty Corporation 1,023,442
735 Lamar Advertising Company 61,167
2,050 LEG Immobilien AG 318,045
3,796 Lexington Realty Trust 40,314
986 Life Storage, Inc. 117,719
13,661 Macerich Company 145,763
23,237 Medical Properties Trust, Inc. 506,334
26,600 Mitsubishi Estate Company, Ltd. 427,538
591 National Health Investors, Inc. 40,879
12,644 National Retail Properties, Inc. 517,392
23,683 National Storage Affiliates Trust 853,298
13,859 New Residential Investment
Corporation 137,758
5,183 New Senior Investment Group, Inc. 26,848
6,310 NexPoint Residential Trust, Inc. 266,976
5,559 Omega Healthcare Investors, Inc. 201,903
2,375 One Liberty Properties, Inc. 47,666
87 Orchid Island Capital, Inc. 454
1,322 PotlatchDeltic Corporation 66,126
4,035 Preferred Apartment Communities,
Inc. 29,859
21,738 PSP Swiss Property AG 2,895,905
50,471 Quebecor, Inc. 1,298,947
2,990 Realty Income Corporation 185,888
2,926 Regency Centers Corporation 133,396
13,500 Rexford Industrial Realty, Inc. 662,985
377 RMR Group, Inc. 14,560
115,000 Road King Infrastructure, Ltd. 146,826
16,934 Sabra Health Care REIT, Inc. 294,144
2,334 SBA Communications Corporation 658,491
34,415 Service Properties Trust 395,428
3,258 SL Green Realty Corporation 194,112
6,310 Spirit Realty Capital, Inc. 253,473
8,293 STAG Industrial, Inc. 259,737
7,045 Store Capital Corporation 239,389
108,665 TAG Immobilien AG 3,467,693
4,819 UDR, Inc. 185,194
2,379 UMH Properties, Inc. 35,233
7,821 Uniti Group, Inc. 91,740
100 Universal Health Realty Income
Trust 6,427
5,206 Vornado Realty Trust 194,392
Shares Common Stock (82.2%) Value
Real Estate (3.1%) - continued
269,300 Wing Tai Holdings, Ltd. $ 397,045
1,756 WP Carey, Inc. 123,938
Total 40,647,386
Utilities (1.2%)
7,080 AES Corporation 166,380
2,030 ALLETE, Inc. 125,738
289 American States Water Company 22,978
2,850 Artesian Resources Corporation 105,678
3,067 Black Hills Corporation 188,467
302 Chesapeake Utilities Corporation 32,679
13,500 CK Infrastructure Holdings, Ltd. 72,500
27,000 CLP Holdings, Ltd. 249,659
2,531 Consolidated Water Company,
Ltd. 30,499
21,657 Contact Energy, Ltd. 139,396
1,495 DTE Energy Company 181,508
27,553 Duke Energy Corporation 2,522,753
61,529 Electricite de France
a
973,650
50,813 Enagas SA 1,117,866
6,105 Encavis AG
a
159,310
1,800 Endesa SA 49,372
344,907 Enel SPA 3,509,316
16,049 Entergy Corporation 1,602,332
1,080 Essential Utilities, Inc. 51,073
3,271 Evergy, Inc. 181,573
28,689 Exelon Corporation 1,211,250
6,017 FirstEnergy Corporation 184,180
2,696 Hawaiian Electric Industries, Inc. 95,411
123,000 Hong Kong and China Gas
Company, Ltd. 184,021
1,321 IDACORP, Inc. 126,856
2,235 MDU Resources Group, Inc. 58,870
35,461 Meridian Energy, Ltd. 189,916
331 Middlesex Water Company 23,988
1,097 National Fuel Gas Company 45,120
4,188 New Jersey Resources
Corporation 148,883
1,021 Northwest Natural Holding
Company 46,956
4,649 NRG Energy, Inc. 174,570
15,452 OGE Energy Corporation 492,301
5,104 Orsted AS
b
1,044,305
1,450 Otter Tail Corporation 61,785
22,000 Power Assets Holdings, Ltd. 119,144
1,825 Southwest Gas Holdings, Inc. 110,869
1,508 Spire, Inc. 96,572
1,950 SUEZ 38,647
9,190 UGI Corporation 321,282
2,403 Uniper SE 83,263
1,051 Unitil Corporation 46,528
Total 16,387,444
Total Common Stock
(cost $795,163,275) 1,086,279,235
Shares
Registered Investment
Companies ( 3.9% ) Value
Unaffiliated  (0.5%)
15,028 SPDR S&P 500 ETF Trust 5,618,669
2,131 SPDR S&P Biotech ETF
c
300,002
3,699 SPDR S&P Oil & Gas Exploration
ETF
c
216,391

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (3.9%) Value
Unaffiliated  (0.5%)- continued
7,988 SPDR S&P Regional Banking ETF $ 414,977
Total 6,550,039
Affiliated  (3.4%)
3,854,779 Thrivent Core Emerging Markets
Equity Fund 45,447,845
Total 45,447,845
Total Registered Investment
Companies (cost $44,073,191) 51,997,884
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
14,445,286 Thrivent Cash Management Trust 14,445,286
Total Collateral Held for
Securities Loaned
(cost $14,445,286) 14,445,286
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
6,656 Volkswagen AG 1,243,891
Total 1,243,891
Total Preferred Stock
(cost $1,184,798) 1,243,891
Shares or
Principal
Amount Short-Term Investments ( 13.6% ) Value
Federal Home Loan Bank Discount
Notes
3,000,000 0.095%, 1/6/2021
d,e
2,999,989
200,000 0.065%, 1/11/2021
d,e
199,997
1,400,000 0.060%, 1/12/2021
d,e
1,399,978
1,100,000 0.085%, 1/14/2021
d,e
1,099,979
1,600,000 0.070%, 1/19/2021
d,e
1,599,953
4,200,000 0.070%, 1/26/2021
d,e
4,199,820
2,400,000 0.053%, 1/27/2021
d,e
2,399,893
5,800,000 0.070%, 2/9/2021
d,e
5,799,536
800,000 0.078%, 3/5/2021
d,e
799,880
3,500,000 0.077%, 3/10/2021
d,e
3,499,431
300,000 0.060%, 3/16/2021
d,e
299,947
2,400,000 0.070%, 3/30/2021
d,e
2,399,490
Thrivent Core Short-Term Reserve
Fund
15,389,369 0.240% 153,893,688
Total Short-Term Investments
(cost $180,472,731) 180,591,581
Total Investments (cost
$1,035,339,281) 100.9% $1,334,557,877
Other Assets and Liabilities, Net
(0.9%) (12,557,048)
Total Net Assets 100.0% $1,322,000,829
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $12,221,006 or
0.9% of total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 13,966,233
Total lending $13,966,233
Gross amount payable upon return of
collateral for securities loaned $14,445,286
Net amounts due to counterparty
$479,053
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 320,772,717
Gross unrealized depreciation (27,104,935)
Net unrealized appreciation (depreciation) $ 293,667,782
Cost for federal income tax purposes $ 1,044,676,031

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 81,964,640 63,271,020 18,693,620 –
Consumer Discretionary 137,316,741 100,710,700 36,606,041 –
Consumer Staples 50,059,771 16,687,561 33,372,210 –
Energy 35,819,857 16,854,608 18,965,249 –
Financials 153,713,125 90,379,611 63,333,514 –
Health Care 160,390,584 110,379,761 50,010,823 –
Industrials 139,983,732 75,602,598 64,381,134 –
Information Technology 220,294,081 181,385,950 38,908,131 –
Materials 49,701,874 21,796,632 27,905,242 –
Real Estate 40,647,386 27,071,220 13,576,166 –
Utilities 16,387,444 8,457,079 7,930,365 –
Registered Investment Companies
Unaffiliated 6,550,039 6,550,039 – –
Preferred Stock
Consumer Discretionary 1,243,891 – 1,243,891 –
Short-Term Investments 26,697,893 – 26,697,893 –
Subtotal Investments in Securities $1,120,771,058 $719,146,779 $401,624,279 $–
Other Investments  * Total
Affiliated Short-Term Investments 153,893,688
Affiliated Registered Investment Companies 45,447,845
Collateral Held for Securities Loaned 14,445,286
Subtotal Other Investments $213,786,819
Total Investments at Value $1,334,557,877
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,949,413 6,949,413 – –
Total Asset Derivatives $6,949,413 $6,949,413 $– $–
Liability Derivatives
Futures Contracts 3,163,477 3,163,477 – –
Total Liability Derivatives $3,163,477 $3,163,477 $– $–

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$26,743,393 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 March 2021 $ 788,640 $ 1,280
CME E-mini S&P 500 Index 764 March 2021 139,725,722 3,478,438
CME E-mini S&P Mid-Cap 400 Index 4 March 2021 909,398 12,002
CME Euro Foreign Exchange Currency 388 March 2021 58,956,612 436,488
Eurex Euro STOXX 50 Index 1,428 March 2021 60,833,332 939,614
ICE mini MSCI EAFE Index 82 March 2021 8,536,514 199,766
ICE US mini MSCI Emerging Markets Index 1,090 March 2021 68,325,075 1,881,825
Total Futures Long Contracts $ 338,075,293 $ 6,949,413
CME E-mini Russell 2000 Index (789) March 2021 ( $ 75,294,170) ( $ 2,611,690)
ICE mini MSCI EAFE Index (376) March 2021 (39,507,253) (551,787)
Total Futures Short Contracts ( $ 114,801,423) ($3,163,477)
Total Futures Contracts $ 223,273,870 $3,785,936
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Global Stock
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 436,488
Total Foreign Exchange Contracts 436,488
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,512,925
Total Equity Contracts 6,512,925
Total Asset Derivatives $6,949,413
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,163,477
Total Equity Contracts 3,163,477
Total Liability Derivatives $3,163,477
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,214,059
Total Equity Contracts
4,214,059
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 2,885,951
Total Foreign Exchange Contracts 2,885,951
Total $7,100,010

Global Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (419,630)
Total Foreign Exchange Contracts (419,630)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 247,438
Total Equity Contracts 247,438
Total ($172,192)
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $231,363,661
Futures - Short (76,842,406)
Foreign Exchange Contracts
Futures - Long 61,053,965
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $38,538 $– $45,448 3,855 3.4%
Total Affiliated Registered Investment
Companies – 45,448 3.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 181,119 423,281 450,496 153,894 15,389 11.6
Total Affiliated Short-Term Investments 181,119 153,894 11.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,577 113,178 102,310 14,445 14,445 1.1
Total Collateral Held for Securities Loaned 3,577 14,445 1.1
Total Value $184,696 $213,787
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $6,910 $ – $338
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (129) 119 – 1,336
Total Income/Non Income Cash from Affiliated
Investments $1,674
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 65
Total Affiliated Income from Securities Loaned, Net $65
Total Value $(129) $7,029 $1

Government Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Asset-Backed Securities (4.1%)
Arkansas Student Loan Authority
$ 1,433,020
1.107%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,438,996
Brazos Higher Education Authority,
Inc.
154,173
1.065%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
154,219
ECMC Group Student Loan Trust
1,049,310
1.298%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
1,053,654
700,000
1.174%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
708,401
Goodgreen
1,541,904
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,629,664
Nationstar HECM Loan Trust
1,031,254
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
1,032,295
Navient Student Loan Trust
977,427
1.198%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
989,975
1,286,730
1.048%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
1,293,456
New Hampshire Higher Education
Loan Corporation
1,075,322
1.348%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
1,096,750
SLM Student Loan Trust
512,278
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
498,553
Total 9,895,963
Collateralized Mortgage Obligations (8.7%)
Cascade Funding Mortgage Trust
1,000,000
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b,c
999,000
Federal Home Loan Mortgage
Corporation - REMIC
1,600,000
3.000%,  10/15/2034, Ser.
4369, Class GV 1,637,586
523,295
2.000%,  1/15/2041, Ser.
4074, Class JA 536,551
1,992,199
1.750%,  6/15/2042, Ser.
4097, Class QN 2,032,156
902,817
1.750%,  12/15/2042, Ser.
4141, Class KM 918,893
913,355
3.000%,  5/15/2045, Ser.
4631, Class PA 971,239
956,446
3.000%,  3/15/2047, Ser.
4734, Class JA 1,007,756
1,884,949
3.500%,  8/15/2047, Ser.
4860, Class CA 1,984,882
1,676,564
2.000%,  9/25/2049, Ser.
4906, Class KE 1,720,010
Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (8.7%) -
continued
Federal National Mortgage
Association - REMIC
$ 720,758
2.000%,  11/25/2032, Ser.
2012-123, Class BA $ 752,536
1,072,217
3.000%,  11/25/2037, Ser.
2013-88, Class EA 1,081,019
1,336,977
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 1,372,846
859,342
3.000%,  1/25/2043, Ser.
2013-114, Class AB 886,870
1,029,274
3.250%,  6/25/2043, Ser.
2013-60, Class PT 1,110,707
1,299,433
3.000%,  3/25/2046, Ser.
2016-66, Class PA 1,331,877
551,811
3.500%,  12/25/2047, Ser.
2018-41, Class PB 577,517
GMAC Mortgage Corporation
Loan Trust
28,533
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,d
34,079
Seasoned Credit Risk Transfer
Trust
1,593,037
3.000%,  8/25/2056, Ser.
2017-2, Class HA
d
1,673,053
Wachovia Asset Securitization, Inc.
282,789
0.288%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,d
259,500
Total 20,888,077
Commercial Mortgage-Backed Securities (2.6%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,490,439
1.238%,  1/25/2035, Ser.
K-1516, Class A1
d
1,492,287
1,147,165
3.000%,  3/15/2045, Ser.
4741, Class GA 1,187,046
Federal National Mortgage
Association - ACES
727,498
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
730,990
1,250,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
1,396,522
FRESB Multifamily Mortgage Pass-
Through Trust
1,483,636
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,d
1,566,230
Total 6,373,075
Energy (0.1%)
Petroleos Mexicanos
135,000 2.378%,  4/15/2025 140,627
Total 140,627
Financials (2.1%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
759,401
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
770,323

Government Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (2.1%) - continued
Oesterreichische Kontrollbank AG
$ 2,000,000 2.875%,  9/7/2021 $ 2,035,864
Preferred Term Securities XXIII,
Ltd.
42,177
0.417%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
34,976
Santander UK plc
700,000 1.625%,  2/12/2023
b
717,766
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
792,017
Total 5,110,347
Foreign Government (4.3%)
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,154,469
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
770,730
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,095,214
Kommunalbanken AS
2,000,000 2.500%,  1/11/2023
b
2,088,840
Province of British Columbia
Canada
1,550,000 1.750%,  9/27/2024 1,631,563
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023
e
1,084,833
Province of Quebec
400,000 7.500%,  7/15/2023
e
470,830
Total 10,296,479
Mortgage-Backed Securities (27.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,420,190 3.000%,  2/1/2050 3,656,471
2,055,009 3.000%,  3/25/2050 2,156,795
2,402,211 3.000%,  4/1/2050 2,520,754
1,119,096 3.500%,  7/1/2047 1,187,555
Federal National Mortgage
Association
963,843 3.500%,  10/1/2048 1,018,260
1,079,606 3.500%,  8/1/2049 1,141,015
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
6,730,000 1.500%,  1/1/2036
f
6,923,536
9,650,000 2.000%,  1/1/2036
f
10,087,335
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,300,000 1.500%,  1/1/2051
f
4,343,834
8,970,000 2.000%,  1/1/2051
f,g
9,316,525
12,600,000 2.500%,  1/1/2051
f
13,280,187
875,000 2.000%,  2/1/2051
f,g
907,196
3,500,000 2.500%,  2/1/2051
f
3,682,515
617 8.000%,  4/1/2030 753
1,430,384 4.000%,  7/1/2048 1,527,877
Seasoned Credit Risk Transfer
Trust
1,676,707
2.500%,  8/25/2059, Ser.
2020-1, Class MT
d
1,743,342
Principal
Amount Long-Term Fixed Income (98.8%) Value
Mortgage-Backed Securities (27.3%) -
continued
$ 1,867,146
2.000%,  11/25/2059, Ser.
2020-2, Class MT
d
$ 1,923,577
Total 65,417,527
U.S. Government & Agencies (49.6%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 427,512
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,679,408
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 1,001,513
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,505,916
500,000 5.960%,  9/11/2028 694,795
875,000 0.875%,  8/5/2030 858,847
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,672,864
U.S. Treasury Bonds
2,090,000 1.375%,  8/15/2050 1,952,844
1,375,000 2.250%,  11/15/2027 1,526,143
1,500,000 5.250%,  11/15/2028 2,021,484
8,840,000 2.625%,  2/15/2029 10,142,864
13,560,000 1.500%,  2/15/2030 14,337,052
630,000 1.125%,  5/15/2040 597,122
1,115,000 3.000%,  5/15/2042 1,431,686
4,180,000 2.500%,  5/15/2046 4,983,997
4,150,000 2.875%,  5/15/2049 5,347,340
U.S. Treasury Bonds, TIPS
2,111,240 0.500%,  1/15/2028 2,393,121
1,105,647 0.875%,  2/15/2047 1,484,649
U.S. Treasury Notes
5,125,000 1.500%,  9/30/2021 5,177,852
7,000,000 1.125%,  2/28/2022 7,082,578
3,185,000 0.125%,  7/31/2022 3,185,373
1,500,000 1.875%,  7/31/2022 1,541,367
7,845,000 0.125%,  10/31/2022 7,845,919
225,000 2.000%,  11/30/2022 233,051
4,020,000 1.375%,  2/15/2023 4,125,682
275,000 2.750%,  7/31/2023 293,391
1,050,000 2.500%,  1/31/2024 1,124,853
250,000 2.125%,  7/31/2024 267,051
5,200,000 1.250%,  8/31/2024 5,393,578
6,850,000 2.250%,  11/15/2024 7,378,199
250,000 2.125%,  11/30/2024 268,193
1,450,000 1.375%,  1/31/2025 1,515,023
1,350,000 2.875%,  7/31/2025 1,506,674
3,550,000 0.250%,  8/31/2025 3,537,797
2,275,000 2.625%,  1/31/2026 2,533,248
750,000 1.750%,  12/31/2026 805,723
2,250,000 0.500%,  4/30/2027 2,243,584
2,000,000 0.625%,  11/30/2027 1,998,750
U.S. Treasury Notes, TIPS
2,993,925 0.125%,  10/15/2024 3,209,564
2,438,554 0.125%,  10/15/2025 2,651,009
Total 118,977,616
Total Long-Term Fixed Income
(cost $228,289,655) 237,099,711

Government Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
1,374,750 Thrivent Cash Management Trust $ 1,374,750
Total Collateral Held for
Securities Loaned
(cost $1,374,750) 1,374,750
Shares or
Principal
Amount Short-Term Investments ( 21.0% ) Value
Federal Farm Credit Discount
Notes
254,000 0.080%, 1/4/2021
h
254,000
Federal Home Loan Bank Discount
Notes
400,000 0.095%, 1/6/2021
h,i
399,999
300,000 0.070%, 1/19/2021
h,i
299,991
Thrivent Core Short-Term Reserve
Fund
4,956,664 0.240% 49,566,638
Total Short-Term Investments
(cost $50,483,268) 50,520,628
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
30 $136.50, expires 2/19/2021 7,031
Put on 30-Yr. U.S. Treasury Bond
Futures
29 $168.00, expires 2/19/2021 17,672
Total Options Purchased
(cost $35,976) 24,703
Total Investments (cost
$280,183,649) 120.4% $289,019,792
Other Assets and Liabilities, Net
(20.4%) (49,050,786)
Total Net Assets 100.0% $239,969,006
a Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $16,054,467 or
6.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,329,472
Total lending $1,329,472
Gross amount payable upon return of
collateral for securities loaned $1,374,750
Net amounts due to counterparty
$45,278
Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 8,156,902
Gross unrealized depreciation (331,048)
Net unrealized appreciation (depreciation) $ 7,825,854
Cost for federal income tax purposes $ 281,157,088
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 9,895,963 – 9,895,963 –
Collateralized Mortgage Obligations 20,888,077 – 19,889,077 999,000
Commercial Mortgage-Backed Securities 6,373,075 – 6,373,075 –
Energy 140,627 – 140,627 –
Financials 5,110,347 – 5,110,347 –
Foreign Government 10,296,479 – 10,296,479 –
Mortgage-Backed Securities 65,417,527 – 65,417,527 –
U.S. Government & Agencies 118,977,616 – 118,977,616 –
Short-Term Investments 953,990 – 953,990 –
Options Purchased 24,703 24,703 – –
Subtotal Investments in Securities $238,078,404 $24,703 $237,054,701 $999,000
Other Investments  * Total
Affiliated Short-Term Investments 49,566,638
Collateral Held for Securities Loaned 1,374,750
Subtotal Other Investments $50,941,388
Total Investments at Value $289,019,792
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 61,861 61,861 – –
Total Asset Derivatives $61,861 $61,861 $– $–
Liability Derivatives
Futures Contracts 95,819 95,819 – –
Call Options Written 9,967 – – 9,967
Total Liability Derivatives $105,786 $95,819 $– $9,967

Government Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$699,990 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 71 March 2021 $ 8,938,260 $ 19,388
CBOT U.S. Long Bond 33 March 2021 5,762,217 (47,029)
CME Ultra Long Term U.S. Treasury Bond 45 March 2021 9,635,068 (24,756)
Total Futures Long Contracts $ 24,335,545 ( $ 52,397)
CBOT 10-Yr. U.S. Treasury Note (50) March 2021 ( $ 6,889,683) ( $ 14,224)
CBOT 2-Yr. U.S. Treasury Note (40) March 2021 (8,829,252) (9,810)
Ultra 10-Yr. U.S. Treasury Note (69) March 2021 (10,831,270) 42,473
Total Futures Short Contracts ( $ 26,550,205) $18,439
Total Futures Contracts ( $ 2,214,660) ($33,958)
The following table presents Government Bond Portfolio's options contracts held as of December 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 30.00 $136.50 February 2021 4,142,344 $ 7,031 ( $ 7,107)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 29.00 168.00 February 2021 5,022,437 17,672 (4,166)
Total Options Purchased Contracts $24,703 ($11,273)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.88) $ 103.25 February 2021 (907,196) ( $ 6,139) ( $ 1,969)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (0.88) 103.44 January 2021 (908,803) (3,828) (923)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($9,967) ($2,892)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Government Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 61,861
Total Interest Rate Contracts 61,861
Total Asset Derivatives $61,861
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 95,819
Options Written Net Assets - Distributable earnings/(accumulated loss) 2,892
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 11,273
Total Interest Rate Contracts 109,984
Total Liability Derivatives $109,984
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 12,100
Options Purchased Net realized gains/(losses) on Investments (7,326)
Futures Net realized gains/(losses) on Futures contracts 1,342,857
Total Interest Rate Contracts
1,347,631
Total $1,347,631
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (2,892)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (11,273)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 284,917
Total Interest Rate Contracts 270,752
Total $270,752
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $26,544,463
Futures - Short (20,706,716)
Options Purchased 1,676,202
Options Written (2,083,073)

Government Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $32,356 $114,051 $96,819 $49,567 4,957 20.6%
Total Affiliated Short-Term Investments 32,356 49,567 20.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 8,650 7,275 1,375 1,375 0.6
Total Collateral Held for Securities Loaned – 1,375 0.6
Total Value $32,356 $50,942
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(58) $37 $ – $306
Total Income/Non Income Cash from Affiliated
Investments $306
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $(58) $37 $0

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.9% )
a
Value
Capital Goods (1.0%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,601,304
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,507,007
Navistar, Inc., Term Loan
4,184,697
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
4,175,281
Vertiv Group Corporation, Term
Loan
2,019,738
3.153%,  (LIBOR 1M +
3.000%), 3/2/2027
b
2,005,539
Total 8,687,827
Consumer Cyclical (0.9%)
Cengage Learning, Inc., Term
Loan
4,069,431
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
3,894,160
Golden Nugget, LLC, Term Loan
1,261,166
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,214,857
Staples, Inc., Term Loan
3,642,118
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
3,520,835
Total 8,629,852
Consumer Non-Cyclical (0.6%)
Bellring Brands, LLC, Term Loan
3,299,497
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
3,309,395
Endo International plc, Term Loan
1,784,452
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
1,753,225
Total 5,062,620
Energy (0.1%)
Chesapeake Energy Corporation,
Term Loan
1,025,000
9.000%,  (LIBOR 3M +
8.000%), 6/23/2024
b
850,750
Total 850,750
Technology (0.3%)
Rackspace Technology Global,
Inc., Term Loan
3,072,041
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
3,065,129
Total 3,065,129
Total Bank Loans
(cost $26,198,749) 26,296,178
Principal
Amount Long-Term Fixed Income ( 91.7% ) Value
Basic Materials (6.1%)
Alcoa, Inc.
1,605,000 5.125%,  10/1/2024 1,766,832
Big River Steel, LLC
1,540,000 6.625%,  1/31/2029
c
1,663,200
Principal
Amount Long-Term Fixed Income (91.7%) Value
Basic Materials (6.1%) - continued
Cleveland-Cliffs, Inc.
$ 4,255,000 5.750%,  3/1/2025
d
$ 4,318,825
750,000 9.875%,  10/17/2025
c
882,187
First Quantum Minerals, Ltd.
4,245,000 7.250%,  4/1/2023
c
4,375,215
2,140,000 6.875%,  3/1/2026
c
2,230,950
Freeport-McMoRan, Inc.
1,335,000 4.125%,  3/1/2028 1,400,081
3,390,000 4.250%,  3/1/2030 3,652,725
1,285,000 5.450%,  3/15/2043 1,599,825
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
c
3,298,750
Kraton Polymers, LLC
2,675,000 7.000%,  4/15/2025
c
2,816,775
1,200,000 4.250%,  12/15/2025
c
1,224,120
Mercer International, Inc.
1,370,000 7.375%,  1/15/2025 1,425,677
1,565,000 5.500%,  1/15/2026 1,593,366
Methanex Corporation
1,850,000 4.250%,  12/1/2024 1,947,680
2,560,000 5.125%,  10/15/2027 2,782,413
Midwest Vanadium, Pty. Ltd.
3,197,756 11.500%,  2/15/2018
*,e,f
4,157
Norbord, Inc.
1,570,000 5.750%,  7/15/2027
c
1,687,781
Novelis Corporation
2,240,000 5.875%,  9/30/2026
c
2,340,800
2,090,000 4.750%,  1/30/2030
c
2,251,693
OCI NV
3,330,000 4.625%,  10/15/2025
c
3,454,875
Olin Corporation
2,650,000 5.625%,  8/1/2029 2,878,563
3,195,000 5.000%,  2/1/2030 3,402,675
Venator Finance SARL
2,050,000 5.750%,  7/15/2025
c
1,916,750
Total 54,915,915
Capital Goods (9.5%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,948,526
0.000%,PIK 1.500%,
4/26/2024
*,g
59,228
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
c
2,773,003
AECOM
3,195,000 5.125%,  3/15/2027 3,555,492
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
c
2,257,812
2,630,000 4.625%,  5/15/2030
c
2,754,925
Arconic, Inc.
1,605,000 5.900%,  2/1/2027 1,893,900
ARD Finance SA
2,100,000 6.500%,  6/30/2027
c
2,241,750
Ardagh Packaging Finance plc
5,295,000 5.250%,  8/15/2027
c
5,558,744
Berry Global, Inc.
1,740,000 4.500%,  2/15/2026
c,d
1,779,150
Berry Plastics Corporation
1,825,000 5.125%,  7/15/2023
d
1,847,812

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.7%) Value
Capital Goods (9.5%) - continued
Bombardier, Inc.
$ 2,945,000 7.500%,  3/15/2025
c
$ 2,731,487
2,050,000 7.875%,  4/15/2027
c
1,884,852
BWAY Holding Company
3,205,000 7.250%,  4/15/2025
c
3,237,050
Clean Harbors, Inc.
2,080,000 5.125%,  7/15/2029
c
2,272,400
Cornerstone Building Brands, Inc.
2,570,000 6.125%,  1/15/2029
c
2,730,625
Covanta Holding Corporation
1,060,000 6.000%,  1/1/2027 1,113,368
1,030,000 5.000%,  9/1/2030 1,102,036
CP Atlas Buyer, Inc.
1,030,000 7.000%,  12/1/2028
c
1,068,625
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,908,175
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
c
3,253,075
1,300,000 7.875%,  7/15/2026
c
1,366,066
GFL Environmental, Inc.
4,115,000 4.000%,  8/1/2028
c,d
4,145,862
H&E Equipment Services, Inc.
5,500,000 3.875%,  12/15/2028
c
5,541,415
Jeld-Wen, Inc.
1,150,000 6.250%,  5/15/2025
c
1,242,000
2,670,000 4.875%,  12/15/2027
c
2,823,525
Owens-Brockway Glass Container,
Inc.
3,070,000 5.875%,  8/15/2023
c
3,288,738
Reynolds Group Issuer, Inc.
83,000 5.125%,  7/15/2023
c
84,021
SRM Escrow Issuer, LLC
2,565,000 6.000%,  11/1/2028
c
2,685,132
Stericycle, Inc.
515,000 3.875%,  1/15/2029
c
529,163
TransDigm, Inc.
4,445,000 6.250%,  3/15/2026
c
4,733,925
U.S. Concrete, Inc.
2,560,000 5.125%,  3/1/2029
c
2,636,800
United Rentals North America, Inc.
4,240,000 5.875%,  9/15/2026 4,488,888
1,790,000 3.875%,  2/15/2031 1,877,800
WESCO Distribution, Inc.
1,280,000 7.250%,  6/15/2028
c
1,455,731
Total 84,922,575
Communications Services (14.7%)
CCO Holdings, LLC
3,450,000 5.375%,  6/1/2029
c
3,782,062
3,940,000 4.750%,  3/1/2030
c
4,251,260
4,695,000 4.500%,  8/15/2030
c
4,982,569
CCOH Safari, LLC
3,370,000 5.750%,  2/15/2026
c
3,477,334
Cengage Learning, Inc.
1,705,000 9.500%,  6/15/2024
c
1,594,175
CSC Holdings, LLC
9,500,000 4.625%,  12/1/2030
c
9,915,625
Cumulus Media New Holdings,
Inc.
2,308,000 6.750%,  7/1/2026
c
2,359,745
Principal
Amount Long-Term Fixed Income (91.7%) Value
Communications Services (14.7%) - continued
DISH DBS Corporation
$ 1,800,000 7.375%,  7/1/2028 $ 1,917,000
Embarq Corporation
5,325,000 7.995%,  6/1/2036 6,568,121
Entercom Media Corporation
3,585,000 6.500%,  5/1/2027
c
3,643,256
Front Range BidCo, Inc.
1,560,000 4.000%,  3/1/2027
c
1,563,900
2,080,000 6.125%,  3/1/2028
c
2,199,600
Frontier Communications
Corporation
2,055,000 5.000%,  5/1/2028
c
2,142,337
GCI, LLC
3,210,000 4.750%,  10/15/2028
c
3,423,625
LCPR Senior Secured Financing
DAC
2,500,000 6.750%,  10/15/2027
c
2,690,625
Level 3 Financing, Inc.
5,510,000 5.375%,  5/1/2025 5,666,759
1,700,000 5.250%,  3/15/2026 1,756,610
Lions Gate Capital Holdings, LLC
2,050,000 5.875%,  11/1/2024
c
2,080,750
Meredith Corporation
2,590,000 6.875%,  2/1/2026
d
2,525,250
Netflix, Inc.
3,075,000 4.875%,  4/15/2028 3,467,678
Nielsen Finance, LLC
1,795,000 5.625%,  10/1/2028
c
1,950,357
Scripps Escrow II, Inc.
2,575,000 5.375%,  1/15/2031
c
2,707,883
Scripps Escrow, Inc.
2,310,000 5.875%,  7/15/2027
c
2,413,257
SFR Group SA
2,650,000 7.375%,  5/1/2026
c
2,789,125
Sinclair Television Group, Inc.
1,570,000 5.875%,  3/15/2026
c
1,614,243
770,000 5.125%,  2/15/2027
c
783,475
Sirius XM Radio, Inc.
2,000,000 4.625%,  7/15/2024
c
2,072,500
3,085,000 4.125%,  7/1/2030
c
3,283,597
Sprint Capital Corporation
2,045,000 6.875%,  11/15/2028 2,696,292
1,795,000 8.750%,  3/15/2032 2,842,158
Sprint Corporation
2,040,000 7.125%,  6/15/2024 2,385,556
8,240,000 7.625%,  2/15/2025 9,853,680
TEGNA, Inc.
3,075,000 4.625%,  3/15/2028
c
3,144,188
Terrier Media Buyer, Inc.
1,590,000 8.875%,  12/15/2027
c
1,752,975
United States Cellular Corporation
2,746,000 6.700%,  12/15/2033 3,562,935
Univision Communications, Inc.
4,620,000 6.625%,  6/1/2027
c
4,961,418
VTR Comunicaciones SPA
1,020,000 5.125%,  1/15/2028
c
1,086,300
YPSO Finance BIS SA
2,660,000 10.500%,  5/15/2027
c
2,985,850
Ziggo Bond Company BV
1,765,000 5.125%,  2/28/2030
c
1,862,605

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.7%) Value
Communications Services (14.7%) - continued
Ziggo BV
$ 3,585,000 5.500%,  1/15/2027
c
$ 3,741,844
3,475,000 4.875%,  1/15/2030
c
3,653,094
Total 132,151,613
Consumer Cyclical (17.0%)
1011778 B.C., ULC
3,690,000 4.375%,  1/15/2028
c
3,800,700
Allied Universal Holdco, LLC
1,535,000 6.625%,  7/15/2026
c
1,636,770
Allison Transmission, Inc
4,110,000 3.750%,  1/30/2031
c
4,205,044
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027 2,162,887
Argos Merger Sub, Inc.
1,805,000 7.125%,  3/15/2023
c
1,804,368
Brookfield Residential Properties,
Inc.
3,440,000 6.250%,  9/15/2027
c
3,659,300
Carnival Corporation
1,540,000 11.500%,  4/1/2023
c
1,780,733
260,000 10.500%,  2/1/2026
c
302,900
2,055,000 7.625%,  3/1/2026
c
2,238,902
Cedar Fair, LP
1,600,000 5.250%,  7/15/2029 1,647,280
Colt Merger Sub, Inc.
5,110,000 6.250%,  7/1/2025
c
5,442,150
Dana Financing Luxembourg
SARL
3,925,000 6.500%,  6/1/2026
c
4,106,531
Empire Communities Corporation
1,000,000 7.000%,  12/15/2025
c
1,053,860
Expedia Group, Inc.
1,700,000 6.250%,  5/1/2025
c
1,970,124
Ford Motor Company
1,000,000 9.625%,  4/22/2030 1,411,250
5,640,000 7.450%,  7/16/2031 7,233,300
Ford Motor Credit Company, LLC
3,600,000 5.125%,  6/16/2025 3,914,280
2,610,000 4.134%,  8/4/2025 2,737,238
3,600,000 3.375%,  11/13/2025 3,686,616
Hanesbrands, Inc.
3,235,000 4.875%,  5/15/2026
c
3,514,019
Herc Holdings, Inc.
4,830,000 5.500%,  7/15/2027
c
5,119,800
Hilton Domestic Operating
Company, Inc.
1,540,000 3.750%,  5/1/2029
c
1,605,743
2,050,000 4.875%,  1/15/2030 2,239,625
1,540,000 4.000%,  5/1/2031
c
1,624,869
International Game Technology plc
1,600,000 6.250%,  1/15/2027
c
1,832,240
575,000 5.250%,  1/15/2029
c
619,563
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
c
2,747,510
KB Home
2,130,000 6.875%,  6/15/2027 2,497,425
2,110,000 4.800%,  11/15/2029 2,315,725
L Brands, Inc.
1,280,000 6.875%,  7/1/2025
c
1,389,798
Principal
Amount Long-Term Fixed Income (91.7%) Value
Consumer Cyclical (17.0%) - continued
$ 2,310,000 6.625%,  10/1/2030
c
$ 2,569,875
1,030,000 6.875%,  11/1/2035 1,156,175
Landry's, Inc.
1,460,000 6.750%,  10/15/2024
c
1,449,517
Lennar Corporation
1,525,000 4.500%,  4/30/2024 1,685,125
1,590,000 4.750%,  5/30/2025 1,816,575
3,165,000 4.750%,  11/29/2027 3,740,397
Levi Strauss & Company
2,000,000 5.000%,  5/1/2025 2,050,000
Live Nation Entertainment, Inc.
1,545,000 3.750%,  1/15/2028
c,h
1,561,068
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
c
3,896,888
1,300,000 4.625%,  3/1/2030
c
1,378,000
New Red Finance, Inc.
2,300,000 4.000%,  10/15/2030
c
2,332,568
PGT Escrow Issuer, Inc.
3,195,000 6.750%,  8/1/2026
c
3,398,681
Prime Security Services Borrower,
LLC
4,770,000 5.750%,  4/15/2026
c
5,223,150
3,905,000 3.375%,  8/31/2027
c
3,875,713
1,050,000 6.250%,  1/15/2028
c
1,127,270
Royal Caribbean Cruises, Ltd.
2,565,000 9.125%,  6/15/2023
c
2,783,025
515,000 3.700%,  3/15/2028 456,493
Scientific Games International, Inc.
2,650,000 5.000%,  10/15/2025
c
2,734,509
2,300,000 7.250%,  11/15/2029
c
2,524,250
SeaWorld Parks and
Entertainment, Inc.
2,050,000 9.500%,  8/1/2025
c
2,225,531
Service Corporation International
1,030,000 3.375%,  8/15/2030 1,071,416
Service Properties Trust
3,075,000 7.500%,  9/15/2025 3,542,727
Six Flags Entertainment
Corporation
1,535,000 4.875%,  7/31/2024
c
1,539,436
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
c
1,080,000
Staples, Inc.
2,875,000 7.500%,  4/15/2026
c
3,002,276
Stars Group Holdings BV
2,550,000 7.000%,  7/15/2026
c,d
2,683,875
Tenneco, Inc.
1,030,000 5.000%,  7/15/2026
d
947,600
900,000 7.875%,  1/15/2029
c
1,010,484
Uber Technologies, Inc.
1,540,000 6.250%,  1/15/2028
c
1,674,750
Wyndham Destinations, Inc.
2,830,000 6.625%,  7/31/2026
c
3,240,350
Wyndham Hotels & Resorts, Inc.
1,540,000 4.375%,  8/15/2028
c
1,600,137
Yum! Brands, Inc.
2,090,000 5.250%,  6/1/2026
c
2,168,375
720,000 4.750%,  1/15/2030
c
789,480
Total 152,636,266

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.7%) Value
Consumer Non-Cyclical (14.2%)
Albertson's Companies, Inc.
$ 1,930,000 4.625%,  1/15/2027
c
$ 2,053,037
4,410,000 5.875%,  2/15/2028
c
4,798,918
4,400,000 3.500%,  3/15/2029
c
4,444,000
Bausch Health Companies, Inc.
3,415,000 5.000%,  1/30/2028
c
3,519,294
2,125,000 7.250%,  5/30/2029
c
2,388,734
625,000 5.250%,  1/30/2030
c
654,687
1,540,000 5.250%,  2/15/2031
c
1,608,869
Centene Corporation
2,130,000 5.375%,  6/1/2026
c
2,246,532
1,150,000 4.250%,  12/15/2027 1,219,000
1,795,000 4.625%,  12/15/2029 1,992,827
2,310,000 3.375%,  2/15/2030 2,430,328
Community Health Systems, Inc.
1,545,000 5.625%,  3/15/2027
c
1,661,261
Cooke Omega Investments, Inc.
2,555,000 8.500%,  12/15/2022
c
2,625,263
DaVita, Inc.
4,090,000 4.625%,  6/1/2030
c
4,335,400
2,050,000 3.750%,  2/15/2031
c
2,081,488
Dole Food Company, Inc.
3,064,000 7.250%,  6/15/2025
c
3,125,280
Edgewell Personal Care Company
1,540,000 5.500%,  6/1/2028
c
1,655,038
Encompass Health Corporation
3,415,000 4.500%,  2/1/2028 3,568,675
Energizer Holdings, Inc.
3,690,000 4.750%,  6/15/2028
c
3,883,725
HCA, Inc.
3,705,000 5.375%,  2/1/2025 4,166,384
2,130,000 5.875%,  2/1/2029 2,566,650
Herbalife Nutrition, Ltd.
3,580,000 7.875%,  9/1/2025
c
3,911,150
Illumina, Inc.
2,565,000 9.000%,  7/1/2028
c
2,821,500
JBS Investments II GmbH
2,560,000 5.750%,  1/15/2028
c
2,739,226
JBS USA, LLC
3,100,000 5.500%,  1/15/2030
c
3,561,156
Kraft Heinz Foods Company
2,880,000 3.875%,  5/15/2027
c
3,101,625
2,610,000 3.750%,  4/1/2030
c
2,788,073
2,560,000 4.875%,  10/1/2049
c
2,981,830
Kronos Acquisition Holdings, Inc.
770,000 5.000%,  12/31/2026
c
802,725
Mattel, Inc.
1,075,000 5.875%,  12/15/2027
c
1,194,594
1,375,000 5.450%,  11/1/2041 1,512,981
Molina Healthcare, Inc.
1,430,000 4.375%,  6/15/2028
c
1,505,075
MPH Acquisition Holdings, LLC
1,540,000 5.750%,  11/1/2028
c
1,505,350
Ortho-Clinical Diagnostics, Inc.
2,620,000 7.250%,  2/1/2028
c
2,764,100
Par Pharmaceutical, Inc.
2,650,000 7.500%,  4/1/2027
c
2,875,250
Pilgrim's Pride Corporation
3,215,000 5.750%,  3/15/2025
c
3,300,519
Principal
Amount Long-Term Fixed Income (91.7%) Value
Consumer Non-Cyclical (14.2%) - continued
SEG Holding, LLC
$ 3,080,000 5.625%,  10/15/2028
c
$ 3,249,400
Simmons Foods, Inc.
1,855,000 5.750%,  11/1/2024
c
1,894,419
Spectrum Brands, Inc.
3,500,000 5.750%,  7/15/2025 3,614,100
930,000 5.000%,  10/1/2029
c
998,727
770,000 5.500%,  7/15/2030
c
829,675
Syneos Health, Inc.
1,030,000 3.625%,  1/15/2029
c
1,032,848
Tenet Healthcare Corporation
7,930,000 4.875%,  1/1/2026
c
8,295,652
4,240,000 5.125%,  11/1/2027
c
4,489,100
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,830,911
United Natural Foods, Inc.
2,570,000 6.750%,  10/15/2028
c,d
2,688,811
VRX Escrow Corporation
3,225,000 6.125%,  4/15/2025
c
3,323,879
Total 127,638,066
Energy (11.2%)
Antero Midstream Partners, LP
515,000 5.375%,  9/15/2024 502,125
515,000 5.750%,  3/1/2027
c
505,987
Antero Resources Corporation
1,660,000 5.625%,  6/1/2023
d
1,626,800
1,285,000 8.375%,  7/15/2026
c,h
1,311,587
Apache Corporation
390,000 4.625%,  11/15/2025 409,500
1,535,000 4.375%,  10/15/2028
d
1,597,904
2,300,000 5.100%,  9/1/2040 2,466,750
Archrock Partners, LP
1,030,000 6.250%,  4/1/2028
c
1,072,189
Blue Racer Midstream, LLC
2,000,000 7.625%,  12/15/2025
c
2,130,000
Buckeye Partners, LP
2,575,000 4.125%,  12/1/2027 2,626,500
1,570,000 4.500%,  3/1/2028
c
1,617,100
Cenovus Energy, Inc.
1,280,000 5.375%,  7/15/2025 1,442,867
Centennial Resource Production,
LLC
2,825,000 5.375%,  1/15/2026
c
1,970,437
Cheniere Energy Partners, LP
2,705,000 5.625%,  10/1/2026 2,819,962
5,785,000 4.500%,  10/1/2029 6,119,257
CNX Resources Corporation
2,055,000 6.000%,  1/15/2029
c
2,105,317
Comstock Resources, Inc.
1,540,000 9.750%,  8/15/2026 1,651,650
Continental Resources, Inc.
309,000 4.500%,  4/15/2023 318,610
2,570,000 5.750%,  1/15/2031
c
2,852,649
CrownRock Finance, Inc.
1,790,000 5.625%,  10/15/2025
c
1,825,800
Enagas SA
2,620,000 5.500%,  1/15/2028
c
2,675,675

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.7%) Value
Energy (11.2%) - continued
Endeavor Energy Resources, LP
$ 1,020,000 6.625%,  7/15/2025
c
$ 1,091,400
1,020,000 5.750%,  1/30/2028
c
1,100,274
EnLink Midstream Partners, LP
2,805,000 5.600%,  4/1/2044 2,251,012
EnLink Midstream, LLC
2,575,000 5.625%,  1/15/2028
c
2,630,324
EQM Midstream Partners, LP
2,565,000 6.500%,  7/15/2048 2,661,187
EQT Corporation
1,025,000 3.900%,  10/1/2027 1,018,286
640,000 5.000%,  1/15/2029 674,765
Genesis Energy, LP
1,030,000 6.500%,  10/1/2025 1,001,675
1,650,000 8.000%,  1/15/2027 1,641,750
Harvest Midstream, LP
2,665,000 7.500%,  9/1/2028
c
2,834,894
Hilcorp Energy I, LP
515,000 6.250%,  11/1/2028
c
526,587
MEG Energy Corporation
1,280,000 6.500%,  1/15/2025
c
1,315,200
Murphy Oil Corporation
1,535,000 5.875%,  12/1/2027 1,511,975
Newfield Exploration Company
2,570,000 5.375%,  1/1/2026 2,757,433
Noble Holding International, Ltd.
3,210,000 7.750%,  1/15/2024
e,f
60,990
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 548,475
770,000 6.375%,  10/1/2030 872,256
Occidental Petroleum Corporation
823,000 2.700%,  8/15/2022 824,029
1,790,000 2.700%,  2/15/2023 1,788,300
1,740,000 3.450%,  7/15/2024 1,661,700
1,150,000 3.500%,  6/15/2025 1,110,854
2,045,000 8.000%,  7/15/2025
d
2,329,255
2,045,000 8.875%,  7/15/2030 2,400,319
2,555,000 4.300%,  8/15/2039 2,149,138
1,000,000 4.625%,  6/15/2045 871,630
2,555,000 4.400%,  4/15/2046 2,226,593
Pacific Drilling First Lien Escrow
Issuer, Ltd.
2,115,000 8.375%,  10/1/2023
c,e,f
557,874
Pacific Drilling Second Lien
Escrow Issuer, Ltd.
596,442
0.000%,PIK 12.000%,
4/1/2024
*,e,f,g
41,751
Parsley Energy, LLC
3,200,000 5.625%,  10/15/2027
c
3,502,400
Precision Drilling Corporation
1,180,000 7.750%,  12/15/2023 1,084,125
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
e,f,i
4
Southwestern Energy Company
2,145,000 7.500%,  4/1/2026
d
2,250,105
Sunoco, LP
1,090,000 5.500%,  2/15/2026 1,117,250
1,025,000 4.500%,  5/15/2029
c
1,066,000
Targa Resources Partners, LP
1,060,000 5.125%,  2/1/2025 1,086,500
2,560,000 4.875%,  2/1/2031
c
2,777,600
Principal
Amount Long-Term Fixed Income (91.7%) Value
Energy (11.2%) - continued
Transocean Pontus, Ltd.
$ 417,300 6.125%,  8/1/2025
c
$ 396,431
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
c
2,171,455
Valaris plc
3,745,000 4.750%,  1/15/2024
e,f
215,338
W&T Offshore, Inc.
1,790,000 9.750%,  11/1/2023
c
1,266,425
WPX Energy, Inc.
930,000 5.250%,  10/15/2027 985,447
2,430,000 4.500%,  1/15/2030 2,575,800
Total 100,603,472
Financials (8.6%)
Ally Financial, Inc.
4,000,000 5.750%,  11/20/2025
d
4,656,010
Chobani, LLC
2,055,000 4.625%,  11/15/2028
c
2,085,825
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
c
1,643,200
2,020,000 6.625%,  3/15/2026 2,151,300
Drawbridge Special Opportunities
Fund, LP
3,785,000 5.000%,  8/1/2021
c
3,821,408
ESH Hospitality, Inc.
2,560,000 4.625%,  10/1/2027
c
2,624,000
Fortress Transportation
1,500,000 6.500%,  10/1/2025
c
1,567,665
Global Aircraft Leasing Company,
Ltd.
1,637,800
0.000%,PIK 7.250%,
9/15/2024
c,g
1,461,736
Global Net Lease, Inc.
4,500,000 3.750%,  12/15/2027
c
4,641,187
Icahn Enterprises, LP
2,650,000 4.750%,  9/15/2024 2,752,688
2,520,000 6.250%,  5/15/2026 2,668,428
3,155,000 5.250%,  5/15/2027 3,382,160
MGM Growth Properties Operating
Partnership, LP
2,350,000 5.750%,  2/1/2027 2,636,395
MPT Operating Partnership, LP
2,650,000 4.625%,  8/1/2029 2,848,750
8,000,000 3.500%,  3/15/2031 8,260,000
Nationstar Mortgage Holdings,
Inc.
2,570,000 5.125%,  12/15/2030
c
2,686,215
OneMain Finance Corporation
5,400,000 4.000%,  9/15/2030 5,603,094
Park Aerospace Holdings, Ltd.
4,285,000 4.500%,  3/15/2023
c
4,490,067
Service Properties Trust
1,025,000 4.500%,  6/15/2023 1,030,125
Springleaf Finance Corporation
780,000 7.125%,  3/15/2026 922,350
2,090,000 6.625%,  1/15/2028 2,481,875
Synchrony Financial
4,280,000 3.950%,  12/1/2027 4,798,695
Trivium Packaging Finance
1,060,000 5.500%,  8/15/2026
c
1,120,950

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.7%) Value
Financials (8.6%) - continued
$ 530,000 8.500%,  8/15/2027
c
$ 580,350
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
c
1,089,008
2,090,000 3.750%,  2/15/2027
c
2,137,025
1,050,000 4.625%,  12/1/2029
c
1,123,500
2,090,000 4.125%,  8/15/2030
c
2,206,267
Total 77,470,273
Foreign Government (0.1%)
NOVA Chemicals Corporation
1,045,000 5.250%,  8/1/2023
c
1,050,225
Total 1,050,225
Technology (5.0%)
Black Knight InfoServ, LLC
770,000 3.625%,  9/1/2028
c
788,287
CDW, LLC
500,000 4.125%,  5/1/2025 523,090
CommScope Technologies
Finance, LLC
2,852,000 6.000%,  6/15/2025
c
2,916,170
CommScope, Inc.
2,615,000 5.500%,  3/1/2024
c
2,696,065
1,530,000 7.125%,  7/1/2028
c
1,630,047
Diamond Sports Group, LLC
2,390,000 5.375%,  8/15/2026
c
1,941,875
4,470,000 6.625%,  8/15/2027
c
2,704,350
Iron Mountain, Inc.
3,745,000 5.250%,  3/15/2028
c
3,952,061
640,000 5.000%,  7/15/2028
c
679,917
1,020,000 5.250%,  7/15/2030
c
1,101,600
NCR Corporation
2,090,000 8.125%,  4/15/2025
c
2,327,508
4,240,000 5.750%,  9/1/2027
c
4,505,000
Plantronics, Inc.
2,390,000 5.500%,  5/31/2023
c
2,395,975
Presidio Holdings, Inc.
520,000 8.250%,  2/1/2028
c
573,300
PTC, Inc.
390,000 3.625%,  2/15/2025
c
400,933
1,045,000 4.000%,  2/15/2028
c
1,095,291
Qorvo, Inc.
2,615,000 4.375%,  10/15/2029 2,877,075
510,000 3.375%,  4/1/2031
c
526,575
Rackspace Technology Global,
Inc.
1,080,000 5.375%,  12/1/2028
c,d
1,131,516
Seagate HDD Cayman
1,201,000 4.091%,  6/1/2029
c
1,286,775
SS&C Technologies, Inc.
4,210,000 5.500%,  9/30/2027
c
4,496,364
Switch, Ltd.
2,690,000 3.750%,  9/15/2028
c
2,730,350
Unisys Corporation
1,540,000 6.875%,  11/1/2027
c
1,682,450
Total 44,962,574
Transportation (1.9%)
AerCap Holdings NV
2,640,000 5.875%,  10/10/2079
b
2,710,778
Principal
Amount Long-Term Fixed Income (91.7%) Value
Transportation (1.9%) - continued
Delta Air Lines, Inc.
$ 2,810,000 7.000%,  5/1/2025
c
$ 3,243,700
1,540,000 4.750%,  10/20/2028
c
1,680,307
Mileage Plus Holdings, LLC
1,660,000 6.500%,  6/20/2027
c
1,784,500
Spirit Loyalty Cayman, Ltd.
750,000 8.000%,  9/20/2025
c
840,000
XPO Logistics, Inc.
2,670,000 6.125%,  9/1/2023
c
2,716,725
2,130,000 6.750%,  8/15/2024
c
2,263,125
1,800,000 6.250%,  5/1/2025
c
1,937,052
Total 17,176,187
Utilities (3.4%)
Calpine Corporation
4,305,000 4.500%,  2/15/2028
c
4,477,200
GFL Environmental, Inc.
636,000 8.500%,  5/1/2027
c
705,960
NextEra Energy Operating
Partners, LP
5,290,000 3.875%,  10/15/2026
c
5,647,075
NRG Energy, Inc.
1,680,000 7.250%,  5/15/2026 1,772,400
1,285,000 3.375%,  2/15/2029
c
1,315,583
1,330,000 5.250%,  6/15/2029
c
1,463,000
1,285,000 3.625%,  2/15/2031
c
1,322,008
PG&E Corporation
770,000 5.000%,  7/1/2028 820,050
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,338,775
Talen Energy Supply, LLC
2,140,000 6.500%,  6/1/2025 1,744,100
1,590,000 7.250%,  5/15/2027
c
1,693,350
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
c
2,719,850
TerraForm Power Operating, LLC
2,940,000 5.000%,  1/31/2028
c
3,303,531
Total 30,322,882
Total Long-Term Fixed Income
(cost $790,339,578) 823,850,048
Shares
Collateral Held for Securities
Loaned ( 2.3% ) Value
20,946,004 Thrivent Cash Management Trust 20,946,004
Total Collateral Held for
Securities Loaned
(cost $20,946,004) 20,946,004
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
92,627 Bank of America Corporation,
5.000%
d,j
2,526,864
520 Bank of America Corporation,
Convertible, 7.250%
j
789,661
60,760 J.P. Morgan Chase & Company,
4.750%
j
1,683,660

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (0.8%) Value
Financials (0.8%) - continued
1,524 Wells Fargo & Company,
Convertible, 7.500%
j
$ 2,313,280
Total 7,313,465
Total Preferred Stock
(cost $6,363,091) 7,313,465
Shares Common Stock ( 0.2% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
k
1,042,164
Total 1,042,164
Energy (0.1%)
5,598 California Resources Corporation
k
132,057
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
k
51,508
1,094 Vantage Drilling International
k
2,188
Total 185,753
Total Common Stock
(cost $1,122,958) 1,227,917
Shares or
Principal
Amount Short-Term Investments ( 3.5% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.078%, 3/5/2021
l,m
199,970
Thrivent Core Short-Term Reserve
Fund
3,025,701 0.240% 30,257,012
U.S. Treasury Bills
800,000 0.067%, 2/4/2021
l
799,962
Total Short-Term Investments
(cost $31,224,377) 31,256,944
Total Investments (cost
$876,194,757) 101.4% $910,890,556
Other Assets and Liabilities, Net
(1.4%) (12,408,600)
Total Net Assets 100.0% $898,481,956
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $544,496,496 or
60.6% of total net assets.
d All or a portion of the security is on loan.
e Defaulted security.  Interest is not being accrued.
f In bankruptcy.  Interest is not being accrued.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2020.
h Denotes investments purchased on a when-issued or
delayed delivery basis.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Non-income producing security.
l The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High
Yield Portfolio as of December 31, 2020 was $105,136 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2020.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 548,587
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 3,028,997
Pacific Drilling Second Lien
Escrow Issuer, Ltd.,
4/1/2024 9/12/2018 596,442

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 20,189,058
Common Stock 2,728
Total lending $20,191,786
Gross amount payable upon return of
collateral for securities loaned $20,946,004
Net amounts due to counterparty
$754,218
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 48,112,424
Gross unrealized depreciation (16,714,151)
Net unrealized appreciation (depreciation) $ 31,398,273
Cost for federal income tax purposes $ 879,454,767
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 8,687,827 – 8,687,827 –
Consumer Cyclical 8,629,852 – 8,629,852 –
Consumer Non-Cyclical 5,062,620 – 5,062,620 –
Energy 850,750 – 850,750 –
Technology 3,065,129 – 3,065,129 –
Long-Term Fixed Income
Basic Materials 54,915,915 – 54,915,915 –
Capital Goods 84,922,575 – 84,922,575 –
Communications Services 132,151,613 – 132,151,613 –
Consumer Cyclical 152,636,266 – 152,636,266 –
Consumer Non-Cyclical 127,638,066 – 127,638,066 –
Energy 100,603,472 – 100,603,468 4
Financials 77,470,273 – 77,470,273 –
Foreign Government 1,050,225 – 1,050,225 –
Technology 44,962,574 – 44,962,574 –
Transportation 17,176,187 – 17,176,187 –
Utilities 30,322,882 – 30,322,882 –
Preferred Stock
Financials 7,313,465 7,313,465 – –
Common Stock
Communications Services 1,042,164 – 1,042,164 –
Energy 185,753 185,753 – –
Short-Term Investments 999,932 – 999,932 –
Subtotal Investments in Securities $859,687,540 $7,499,218 $852,188,318 $4
Other Investments  * Total
Affiliated Short-Term Investments 30,257,012
Collateral Held for Securities Loaned 20,946,004
Subtotal Other Investments $51,203,016
Total Investments at Value $910,890,556
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 37,516 37,516 – –
Total Liability Derivatives $37,516 $37,516 $– $–

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling $99,985 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (52) March 2021 ( $ 7,142,546) ( $ 37,516)
Total Futures Short Contracts ( $ 7,142,546) ($37,516)
Total Futures Contracts ( $ 7,142,546) ($37,516)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for High Yield Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 37,516
Total Interest Rate Contracts 37,516
Total Liability Derivatives $37,516
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (295,093)
Total Credit Contracts
(295,093)
Total ($295,093)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (37,516)
Total Interest Rate Contracts (37,516)
Equity Contracts
Total ($37,516)
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($548,315)
Credit Contracts
Credit Default Swaps - Buy
Protection (129,764)
Credit Default Swaps - Sell
Protection (71,099)

High Yield Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $28,490 $269,366 $267,553 $30,257 3,026 3.4%
Total Affiliated Short-Term Investments 28,490 30,257 3.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,377 131,068 126,499 20,946 20,946 2.3
Total Collateral Held for Securities Loaned 16,377 20,946 2.3
Total Value $44,867 $51,203
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(79) $33 $ – $287
Total Income/Non Income Cash from Affiliated
Investments $287
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 127
Total Affiliated Income from Securities Loaned, Net $127
Total Value $(79) $33 $1

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.5% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 97,500
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 95,501
Total 95,501
Communications Services (0.2%)
Altice France SA, Term Loan
193,000
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
188,642
Coral-US Co-Borrower, LLC, Term
Loan
420,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
414,313
Eagle Broadband Investments,
LLC, Term Loan
750,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
748,598
GCI, LLC, Term Loan
748,125
3.500%,  (LIBOR 3M +
2.750%), 10/15/2025
b,c,d
744,152
HCP Acquisition, LLC, Term Loan
373,063
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
372,906
Radiate Holdco, LLC, Term Loan
620,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
620,291
TNS, Inc., Term Loan
334,418
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
331,074
Virgin Media Bristol, LLC, Term
Loan
490,000
2.659%,  (LIBOR 1M +
2.500%), 1/31/2028
b
485,012
WideOpenWest Finance, LLC,
Term Loan
125,141
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
124,480
Total 4,029,468
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
593,475
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
578,733
LCPR Loan Financing, LLC, Term
Loan
465,000
5.159%,  (LIBOR 1M +
5.000%), 10/15/2026
b
466,260
Scientific Games International,
Inc., Term Loan
875,250
2.897%,  (LIBOR 1M +
2.750%), 8/14/2024
b
853,588
Stars Group Holdings BV, Term
Loan
84,728
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
84,987
Tenneco, Inc., Term Loan
498,728
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
485,427
Total 2,468,995
Principal
Amount Bank Loans (0.5%)
a
Value
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
$ 290,624
3.148%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 289,354
Endo International plc, Term Loan
209,970
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
206,296
Global Medical Response, Inc.,
Term Loan
189,150
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
187,056
555,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
550,377
JBS USA LUX SA, Term Loan
251,797
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
249,593
MPH Acquisition Holdings, LLC,
Term Loan
350,120
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
348,153
Sotera Health Holdings, LLC, Term
Loan
116,431
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
116,771
Total 1,947,600
Financials (<0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
164,850
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
163,512
Tronox Finance, LLC, Term Loan
543,890
3.197%,  (LIBOR 1M +
3.000%), 9/22/2024
b
540,425
Total 703,937
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
442,301
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
443,407
Rackspace Technology Global,
Inc., Term Loan
526,227
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
525,043
Total 968,450
Total Bank Loans
(cost $10,234,356) 10,213,951
Principal
Amount Long-Term Fixed Income ( 95.7% ) Value
Asset-Backed Securities (2.1%)
522 Funding CLO, Ltd.
3,200,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e
3,209,888
Goldentree Loan Management,
Ltd.
2,100,000
2.118%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,e
2,104,981

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Asset-Backed Securities (2.1%) - continued
Magnetite XII, Ltd.
$ 3,200,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,e
$ 3,200,086
Neuberger Berman CLO XIV, Ltd.
3,200,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e
3,190,618
Octagon Credit Partners 46, Ltd.
3,200,000
2.449%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,e
3,204,461
Octagon Investment Partners 31,
LLC
2,000,000
3.918%,  (LIBOR 3M +
3.700%), 7/20/2030, Ser.
2017-1A, Class D
b,e
1,999,964
Octagon Investment Partners 50,
Ltd.
3,500,000
2.670%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,e
3,501,291
Octagon Investment Partners XVI,
Ltd.
2,600,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,e
2,598,625
Palmer Square CLO, Ltd.
3,200,000
2.218%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,e
3,208,464
Palmer Square Loan Funding, Ltd.
4,700,000
2.434%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,e
4,701,194
Shackleton CLO, Ltd.
2,150,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,e
2,145,014
Sound Point CLO X, Ltd.
3,200,000
2.918%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,e
3,117,507
THL Credit Wind River CLO, Ltd.
4,325,000
3.087%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,e
4,213,891
Total 40,395,984
Basic Materials (3.4%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
e
262,625
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
e
3,480,584
2,550,000 4.750%,  4/10/2027
e
3,006,992
Cleveland-Cliffs, Inc.
440,000 5.750%,  3/1/2025
f
446,600
85,000 9.875%,  10/17/2025
e
99,981
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 335,600
6,080,000 5.450%,  3/15/2043 7,569,600
Principal
Amount Long-Term Fixed Income (95.7%) Value
Basic Materials (3.4%) - continued
Glencore Funding, LLC
$ 909,000 4.125%,  5/30/2023
e
$ 983,038
5,059,000 4.000%,  3/27/2027
e
5,720,606
3,200,000 2.500%,  9/1/2030
e
3,261,695
Ingevity Corporation
320,000 3.875%,  11/1/2028
e
322,400
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 728,091
3,980,000 4.500%,  7/15/2027 4,601,320
LYB International Finance III, LLC
3,100,000 3.375%,  10/1/2040 3,307,876
Methanex Corporation
390,000 5.250%,  12/15/2029 422,651
Mosaic Company
3,100,000 4.875%,  11/15/2041 3,578,913
Novelis Corporation
640,000 5.875%,  9/30/2026
e
668,800
OCI NV
320,000 4.625%,  10/15/2025
e
332,000
Steel Dynamics, Inc.
3,100,000 3.250%,  10/15/2050 3,231,712
1,900,000 3.250%,  1/15/2031 2,123,470
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
e
3,331,760
3,100,000 5.182%,  4/24/2028
e
3,322,415
Teck Resources, Ltd.
3,270,000 6.125%,  10/1/2035 4,213,708
Tronox Finance plc
260,000 5.750%,  10/1/2025
e
269,750
Vale Overseas, Ltd.
1,920,000 6.250%,  8/10/2026 2,380,800
3,000,000 3.750%,  7/8/2030 3,337,530
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 3,600,204
WestRock Company
1,270,000 3.750%,  3/15/2025 1,415,479
Total 66,356,200
Capital Goods (3.4%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
e
276,250
BAE Systems plc
3,050,000 3.400%,  4/15/2030
e
3,453,461
2,600,000 1.900%,  2/15/2031
e
2,626,912
Boeing Company
3,100,000 5.040%,  5/1/2027 3,622,767
1,600,000 5.150%,  5/1/2030 1,936,272
5,000,000 5.705%,  5/1/2040 6,465,562
Carrier Global Corporation
2,550,000 2.700%,  2/15/2031 2,738,192
3,100,000 3.377%,  4/5/2040 3,382,240
CNH Industrial Capital, LLC
2,560,000 4.875%,  4/1/2021 2,585,044
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,882,926
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 779,200
General Electric Company
5,200,000 5.000%,  3/15/2021
b,g
4,821,752
2,550,000 3.450%,  5/1/2027 2,878,277

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Capital Goods (3.4%) - continued
GFL Environmental, Inc.
$ 320,000 3.500%,  9/1/2028
e
$ 326,467
Howmet Aerospace, Inc.
260,000 6.875%,  5/1/2025 306,800
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025
e
2,110,836
John Deere Capital Corporation
3,250,000 1.750%,  3/9/2027 3,411,454
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,543,254
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
e
482,062
Parker-Hannifin Corporation
3,250,000 4.000%,  6/14/2049 4,060,350
Roper Technologies, Inc.
2,240,000 3.800%,  12/15/2026 2,587,060
Spirit AeroSystems, Inc.
3,200,000
1.017%,  (LIBOR 3M +
0.800%), 6/15/2021
b
3,159,557
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
e
167,494
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,405,625
630,000 3.875%,  3/1/2025 692,066
2,560,000 3.650%,  3/15/2027 2,824,868
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 673,600
United Technologies Corporation
1,925,000 3.950%,  8/16/2025 2,207,384
1,925,000 4.450%,  11/16/2038 2,424,314
Total 67,832,046
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
114,131
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
136,317
Wachovia Mortgage Loan Trust,
LLC
384,677
2.689%,  5/20/2036, Ser.
2006-A, Class 2A1
b
386,758
Total 523,075
Communications Services (8.8%)
American Tower Corporation
2,560,000 3.125%,  1/15/2027 2,823,971
3,100,000 1.875%,  10/15/2030 3,125,227
AT&T, Inc.
5,208,000 3.650%,  9/15/2059
e
5,223,223
2,643,000 4.300%,  2/15/2030 3,157,116
3,250,000 2.750%,  6/1/2031 3,471,982
5,987,000 2.550%,  12/1/2033
e
6,156,314
3,190,000 4.300%,  12/15/2042 3,721,009
4,650,000 3.100%,  2/1/2043 4,703,077
3,200,000 4.500%,  3/9/2048 3,821,536
British Telecommunications plc
3,200,000 4.500%,  12/4/2023 3,543,306
Principal
Amount Long-Term Fixed Income (95.7%) Value
Communications Services (8.8%) - continued
CCO Holdings, LLC
$ 380,000 5.500%,  5/1/2026
e
$ 393,775
640,000 4.750%,  3/1/2030
e
690,560
260,000 4.500%,  8/15/2030
e
275,925
Charter Communications
Operating, LLC
4,500,000 4.800%,  3/1/2050 5,369,328
3,300,000 4.908%,  7/23/2025 3,834,110
2,450,000 6.384%,  10/23/2035 3,354,342
8,025,000 6.484%,  10/23/2045 11,371,302
Comcast Corporation
1,920,000 3.375%,  8/15/2025 2,142,021
3,200,000 3.300%,  4/1/2027 3,639,349
605,000 6.400%,  5/15/2038 941,348
3,150,000 4.600%,  10/15/2038 4,145,570
3,150,000 3.750%,  4/1/2040 3,784,867
3,200,000 4.650%,  7/15/2042 4,329,546
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
e
3,594,606
560,000 4.800%,  2/1/2035
e
707,717
2,405,000 4.700%,  12/15/2042
e
3,101,274
Crown Castle International
Corporation
4,160,000 5.250%,  1/15/2023 4,551,845
CSC Holdings, LLC
500,000 4.125%,  12/1/2030
e
522,800
Discovery Communications, LLC
4,500,000 4.650%,  5/15/2050 5,618,896
1,600,000 4.900%,  3/11/2026 1,886,381
Fox Corporation
3,200,000 5.476%,  1/25/2039 4,382,979
Front Range BidCo, Inc.
320,000 4.000%,  3/1/2027
e
320,800
GCI, LLC
100,000 4.750%,  10/15/2028
e
106,655
iHeartCommunications, Inc.
250,000 4.750%,  1/15/2028
e
257,500
Level 3 Financing, Inc.
640,000 5.250%,  3/15/2026 661,312
Meredith Corporation
150,000 6.500%,  7/1/2025
e
159,000
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
e
685,600
Nielsen Finance, LLC
150,000 5.625%,  10/1/2028
e
162,983
Omnicom Group, Inc.
940,000 3.650%,  11/1/2024 1,037,463
1,300,000 4.200%,  6/1/2030
f
1,560,689
SFR Group SA
320,000 7.375%,  5/1/2026
e
336,800
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
e
658,035
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
e
681,200
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 303,250
Sprint Corporation
8,252,000 7.125%,  6/15/2024 9,649,806
600,000 7.625%,  2/15/2025 717,501

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Communications Services (8.8%) - continued
Time Warner Entertainment
Company, LP
$ 1,720,000 8.375%,  3/15/2023 $ 2,010,354
T-Mobile USA, Inc.
270,000 4.500%,  2/1/2026 276,030
6,450,000 3.750%,  4/15/2027
e
7,345,260
1,250,000 2.550%,  2/15/2031
e
1,312,588
1,800,000 3.000%,  2/15/2041
e
1,866,096
VeriSign, Inc.
640,000 4.750%,  7/15/2027 686,608
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 3,148,421
2,292,000 2.987%,  10/30/2056
e
2,302,302
4,400,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
4,518,143
3,065,000 1.680%,  10/30/2030
e
3,050,769
3,850,000 4.272%,  1/15/2036 4,769,711
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,774,984
ViaSat, Inc.
140,000 5.625%,  9/15/2025
e
143,192
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,809,747
2,450,000 4.875%,  6/19/2049 3,269,947
VTR Finance NV
70,000 6.375%,  7/15/2028
e
76,475
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,713,016
3,900,000 3.500%,  5/13/2040 4,578,071
Total 174,335,610
Consumer Cyclical (6.4%)
Amazon.com, Inc.
3,200,000 1.500%,  6/3/2030 3,248,338
American Honda Finance
Corporation
2,600,000 2.150%,  9/10/2024 2,752,839
Brookfield Property REIT, Inc.
270,000 5.750%,  5/15/2026
e
266,375
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
e
425,500
Carnival Corporation
320,000 11.500%,  4/1/2023
e
370,022
Cedar Fair, LP
320,000 5.250%,  7/15/2029 329,456
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 3,433,312
Colt Merger Sub, Inc.
320,000 6.250%,  7/1/2025
e
340,800
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,434,969
1,300,000 3.625%,  4/1/2027 1,478,801
D.R. Horton, Inc.
1,950,000 2.600%,  10/15/2025 2,102,868
Daimler Finance North America,
LLC
1,900,000 1.750%,  3/10/2023
e
1,950,568
Ford Motor Company
640,000 7.450%,  7/16/2031 820,800
Principal
Amount Long-Term Fixed Income (95.7%) Value
Consumer Cyclical (6.4%) - continued
Ford Motor Credit Company, LLC
$ 1,900,000 3.470%,  4/5/2021 $ 1,900,000
2,575,000 4.250%,  9/20/2022 2,657,812
5,150,000 4.125%,  8/17/2027 5,394,625
1,900,000 4.000%,  11/13/2030 1,998,667
General Motors Company
1,300,000 6.125%,  10/1/2025 1,576,544
6,425,000 6.800%,  10/1/2027 8,253,675
1,230,000 5.000%,  4/1/2035 1,479,975
General Motors Financial
Company, Inc.
3,100,000 1.700%,  8/18/2023 3,179,618
2,510,000 4.000%,  1/15/2025 2,763,416
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
e
670,400
Harley-Davidson Financial
Services, Inc.
3,380,000 4.050%,  2/4/2022
e
3,497,988
Home Depot, Inc.
3,250,000 2.500%,  4/15/2027 3,565,078
3,180,000 4.250%,  4/1/2046 4,211,841
Hyundai Capital America
1,225,000 1.250%,  9/18/2023
e
1,239,431
2,800,000 2.375%,  10/15/2027
e
2,934,487
Hyundai Capital Services, Inc.
1,920,000 3.000%,  3/6/2022
e
1,971,215
Kohl's Corporation
4,400,000 9.500%,  5/15/2025 5,706,254
3,100,000 5.550%,  7/17/2045 3,334,984
L Brands, Inc.
320,000 6.625%,  10/1/2030
e
356,000
Lennar Corporation
1,900,000 4.500%,  4/30/2024 2,099,500
3,700,000 4.750%,  5/30/2025 4,227,250
Lowe's Companies, Inc.
1,900,000 5.000%,  4/15/2040 2,580,498
Marriott International
1,900,000 4.625%,  6/15/2030 2,228,477
Mastercard, Inc.
1,900,000 3.850%,  3/26/2050 2,449,467
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 4,118,723
Nissan Motor Company, Ltd.
1,900,000 3.522%,  9/17/2025
e
2,036,902
Owl Rock Capital Corporation
4,850,000 3.400%,  7/15/2026 4,915,835
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
e
347,200
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
e,f
113,025
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
e
75,600
Toll Brothers Finance Corporation
1,150,000 4.375%,  4/15/2023 1,220,437
1,745,000 4.350%,  2/15/2028 1,936,950
2,400,000 3.800%,  11/1/2029 2,592,000
ViacomCBS, Inc.
3,200,000 4.200%,  5/19/2032 3,854,129
Visa, Inc.
2,600,000 1.900%,  4/15/2027 2,766,368

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Consumer Cyclical (6.4%) - continued
Volkswagen Group of America
Finance, LLC
$ 2,800,000 4.250%,  11/13/2023
e
$ 3,079,276
3,000,000 3.350%,  5/13/2025
e
3,297,416
Walgreens Boots Alliance, Inc.
5,000,000 4.100%,  4/15/2050 5,302,603
Wyndham Destinations, Inc.
320,000 6.625%,  7/31/2026
e
366,400
Total 126,254,714
Consumer Non-Cyclical (12.4%)
Abbott Laboratories
2,901,000 3.750%,  11/30/2026 3,397,510
1,440,000 4.750%,  11/30/2036 1,982,172
2,500,000 6.000%,  4/1/2039 3,894,256
AbbVie, Inc.
4,460,000 3.200%,  5/14/2026 4,942,495
2,550,000 2.950%,  11/21/2026 2,820,743
3,200,000 3.200%,  11/21/2029 3,584,410
3,100,000 4.300%,  5/14/2036 3,812,466
3,200,000 4.050%,  11/21/2039 3,860,791
1,900,000 4.850%,  6/15/2044 2,510,743
Altria Group, Inc.
3,200,000 4.450%,  5/6/2050 3,776,785
8,250,000 5.800%,  2/14/2039 10,857,346
Amgen, Inc.
3,200,000 3.375%,  2/21/2050 3,568,668
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 4,071,584
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,507,651
4,500,000 3.500%,  6/1/2030 5,209,876
2,550,000 4.600%,  4/15/2048 3,221,532
3,200,000 4.439%,  10/6/2048 3,976,501
BAT Capital Corporation
2,750,000 5.282%,  4/2/2050 3,391,720
2,550,000 3.222%,  8/15/2024 2,760,642
3,250,000 4.700%,  4/2/2027 3,820,162
5,000,000 2.259%,  3/25/2028 5,187,979
3,100,000 3.734%,  9/25/2040 3,229,090
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
e
51,527
320,000 5.000%,  2/15/2029
e
329,024
Baxalta, Inc.
1,511,000 4.000%,  6/23/2025 1,706,373
Becton, Dickinson and Company
6,200,000 3.794%,  5/20/2050 7,351,482
3,850,000 3.700%,  6/6/2027 4,416,662
Boston Scientific Corporation
1,950,000 3.750%,  3/1/2026 2,212,447
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
e
3,671,936
Centene Corporation
1,900,000 5.375%,  6/1/2026
e
2,003,949
160,000 4.250%,  12/15/2027 169,600
480,000 4.625%,  12/15/2029 532,901
7,105,000 3.375%,  2/15/2030 7,475,099
Cigna Corporation
3,200,000 4.125%,  11/15/2025 3,685,285
3,850,000 2.400%,  3/15/2030 4,102,748
Principal
Amount Long-Term Fixed Income (95.7%) Value
Consumer Non-Cyclical (12.4%) - continued
$ 3,200,000 4.800%,  8/15/2038 $ 4,164,043
Conagra Brands, Inc.
1,000,000 4.600%,  11/1/2025 1,177,690
3,100,000 1.375%,  11/1/2027 3,127,904
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,973,524
640,000 3.500%,  5/9/2027 721,753
3,300,000 5.250%,  11/15/2048 4,635,715
CVS Health Corporation
1,600,000 3.875%,  7/20/2025 1,813,061
5,210,000 5.050%,  3/25/2048 7,050,038
DENTSPLY SIRONA, Inc.
4,500,000 3.250%,  6/1/2030 5,009,126
Encompass Health Corporation
350,000 4.500%,  2/1/2028 365,750
HCA, Inc.
510,000 5.375%,  2/1/2025 573,510
HLF Financing SARL, LLC
250,000 7.250%,  8/15/2026
e
265,234
Imperial Brands Finance plc
3,200,000 3.500%,  7/26/2026
e
3,541,110
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
e
2,283,196
JBS USA, LLC
640,000 6.500%,  4/15/2029
e
745,024
Keurig Dr. Pepper, Inc.
3,250,000 3.800%,  5/1/2050 3,885,541
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 269,491
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050
e
2,389,806
1,280,000 3.000%,  6/1/2026 1,336,360
450,000 3.750%,  4/1/2030
e
480,702
Kroger Company
3,200,000 2.650%,  10/15/2026 3,494,476
Mylan, Inc.
2,500,000 4.550%,  4/15/2028 2,970,792
3,200,000 5.200%,  4/15/2048 4,209,805
Nestle Holdings, Inc.
3,850,000 3.900%,  9/24/2038
e
4,820,332
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
e
694,400
Perrigo Finance Unlimited
Company
1,900,000 3.150%,  6/15/2030 2,029,556
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,e,f,g
2,813,188
Reckitt Benckiser Treasury
Services plc
2,880,000 2.750%,  6/26/2024
e
3,079,586
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,992,092
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027
e
2,622,745
2,450,000 2.200%,  9/2/2030
e
2,514,533
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,393,149
Smithfield Foods, Inc.
7,500,000 2.650%,  10/3/2021
e
7,566,203

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Consumer Non-Cyclical (12.4%) - continued
$ 1,200,000 3.000%,  10/15/2030
e
$ 1,269,692
Sysco Corporation
3,700,000 6.600%,  4/1/2050 5,689,832
1,768,000 4.850%,  10/1/2045 2,236,730
Teleflex, Inc.
400,000 4.250%,  6/1/2028
e
424,000
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
e
677,600
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,426,558
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,461,549
UnitedHealth Group, Inc.
3,200,000 2.950%,  10/15/2027 3,593,145
1,240,000 4.750%,  7/15/2045 1,746,159
3,225,000 4.450%,  12/15/2048 4,439,901
Upjohn, Inc.
1,900,000 4.000%,  6/22/2050
e
2,173,012
VRX Escrow Corporation
320,000 6.125%,  4/15/2025
e
329,811
Zimmer Biomet Holdings, Inc.
3,900,000 3.550%,  3/20/2030 4,414,010
Total 243,985,589
Energy (10.5%)
Antero Resources Corporation
105,000 5.000%,  3/1/2025 99,750
Apache Corporation
270,000 4.875%,  11/15/2027 286,200
Baker Hughes, LLC
2,575,000 4.486%,  5/1/2030 3,092,703
BP Capital Markets America, Inc.
3,200,000 3.000%,  2/24/2050 3,273,226
1,590,000 3.119%,  5/4/2026 1,759,151
2,560,000 3.017%,  1/16/2027 2,823,500
1,950,000 3.543%,  4/6/2027 2,218,400
BP Capital Markets plc
2,490,000 3.814%,  2/10/2024 2,733,663
Buckeye Partners, LP
350,000 4.125%,  3/1/2025
e
354,375
Canadian Natural Resources, Ltd.
3,200,000 2.950%,  7/15/2030 3,421,084
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 3,616,358
Cheniere Energy Partners, LP
960,000 4.500%,  10/1/2029 1,015,469
Continental Resources, Inc.
2,419,000 4.500%,  4/15/2023 2,494,231
Devon Energy Corporation
2,290,000 7.950%,  4/15/2032 3,207,898
Devon Financing Corporation, ULC
1,900,000 7.875%,  9/30/2031 2,641,263
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029
f
4,911,804
El Paso Pipeline Partners
Operating Company, LLC
1,280,000 4.700%,  11/1/2042 1,461,913
Enagas SA
320,000 5.500%,  1/15/2028
e
326,800
Principal
Amount Long-Term Fixed Income (95.7%) Value
Energy (10.5%) - continued
Enbridge, Inc.
$ 1,850,000 5.750%,  7/15/2080
b
$ 2,081,756
Energy Transfer Operating, LP
4,150,000 3.750%,  5/15/2030 4,474,099
3,200,000 6.000%,  6/15/2048 3,803,233
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 4,934,672
Enterprise Products Operating,
LLC
3,700,000 3.200%,  2/15/2052 3,754,842
2,490,000 3.700%,  2/15/2026 2,819,834
3,200,000 4.875%,  8/16/2077
b
3,090,304
EOG Resources, Inc.
900,000 4.950%,  4/15/2050 1,217,852
3,500,000 4.375%,  4/15/2030 4,251,582
EQM Midstream Partners, LP
320,000 5.500%,  7/15/2028 349,712
EQT Corporation
640,000 3.900%,  10/1/2027 635,808
Equinor ASA
3,900,000 3.000%,  4/6/2027 4,340,376
2,575,000 3.125%,  4/6/2030 2,917,557
Kinder Morgan, Inc.
1,280,000 5.000%,  2/15/2021
e
1,283,778
Marathon Oil Corporation
3,850,000 4.400%,  7/15/2027 4,278,205
Marathon Petroleum Corporation
2,560,000 4.750%,  12/15/2023 2,833,737
3,220,000 6.500%,  3/1/2041 4,317,996
MPLX, LP
2,550,000 3.500%,  12/1/2022 2,678,061
2,550,000 4.875%,  6/1/2025 2,944,841
3,250,000 4.800%,  2/15/2029 3,925,923
1,920,000 5.200%,  3/1/2047 2,332,205
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 246,250
National Fuel Gas Company
5,186,000 5.500%,  1/15/2026 5,980,476
Newfield Exploration Company
2,320,000 5.625%,  7/1/2024 2,489,917
4,756,000 5.375%,  1/1/2026 5,102,860
Noble Energy, Inc.
3,240,000 3.900%,  11/15/2024 3,613,775
2,600,000 5.050%,  11/15/2044 3,649,496
Occidental Petroleum Corporation
6,250,000 4.200%,  3/15/2048 5,085,937
ONEOK, Inc.
1,900,000 2.200%,  9/15/2025 1,980,590
5,000,000 6.350%,  1/15/2031 6,407,334
Petrobras Global Finance BV
3,100,000 5.600%,  1/3/2031 3,562,830
Petroleos Mexicanos
5,100,000 6.500%,  3/13/2027 5,371,269
Plains All American Pipeline, LP
3,200,000 4.500%,  12/15/2026 3,583,375
3,200,000 3.550%,  12/15/2029 3,347,147
3,200,000 3.800%,  9/15/2030 3,438,339
1,900,000 4.300%,  1/31/2043 1,866,864
Sabine Pass Liquefaction, LLC
1,910,000 5.750%,  5/15/2024 2,183,384
1,300,000 4.500%,  5/15/2030
e
1,540,096

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Energy (10.5%) - continued
Schlumberger Holdings
Corporation
$ 3,250,000 3.900%,  5/17/2028
e
$ 3,671,313
Suncor Energy, Inc.
1,920,000 3.600%,  12/1/2024 2,117,758
2,900,000 3.100%,  5/15/2025 3,175,799
Sunoco Logistics Partners
Operations, LP
3,200,000 3.450%,  1/15/2023 3,338,099
4,500,000 4.000%,  10/1/2027 4,922,291
Sunoco, LP
640,000 5.500%,  2/15/2026 656,000
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 7,135,852
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 4,347,855
Williams Partners, LP
1,930,000 4.500%,  11/15/2023 2,127,655
1,600,000 3.750%,  6/15/2027 1,824,979
3,000,000 4.850%,  3/1/2048 3,681,696
WPX Energy, Inc.
3,062,000 5.250%,  9/15/2024 3,335,345
4,900,000 4.500%,  1/15/2030 5,194,000
Total 207,982,742
Financials (28.4%)
AerCap Ireland Capital DAC
2,400,000 6.500%,  7/15/2025 2,868,533
2,500,000 4.625%,  10/15/2027 2,829,869
3,800,000 3.875%,  1/23/2028
f
4,104,862
AIA Group, Ltd.
3,100,000 3.200%,  9/16/2040
e
3,249,978
Air Lease Corporation
2,510,000 3.750%,  2/1/2022 2,576,994
1,260,000 4.250%,  9/15/2024 1,380,206
1,850,000 3.625%,  4/1/2027 1,982,299
Aircastle, Ltd.
1,850,000 5.250%,  8/11/2025
e
2,037,102
Ally Financial, Inc.
2,750,000 5.750%,  11/20/2025 3,201,007
5,000,000 8.000%,  11/1/2031 7,335,457
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 3,204,181
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,900,048
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,412,584
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,e
3,375,619
2,500,000 2.570%,  11/25/2035
b,e
2,548,949
Aviation Capital Group, LLC
2,800,000 5.500%,  12/15/2024
e
3,099,265
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
e
1,413,709
1,800,000 5.500%,  1/15/2026
e
2,038,811
1,500,000 4.250%,  4/15/2026
e
1,615,689
6,400,000 4.375%,  5/1/2026
e
6,931,250
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,g
2,770,612
Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (28.4%) - continued
Banco del Estado de Chile
$ 3,850,000 2.704%,  1/9/2025
e
$ 4,066,601
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,415,395
1,800,000 4.379%,  4/12/2028 2,098,659
2,000,000 3.490%,  5/28/2030 2,242,935
Bank of America Corporation
2,830,000 4.200%,  8/26/2024 3,174,671
2,860,000 6.500%,  10/23/2024
b,g
3,267,550
3,200,000 4.000%,  1/22/2025 3,595,709
2,750,000 3.950%,  4/21/2025 3,099,906
9,400,000 3.705%,  4/24/2028
b
10,697,461
2,550,000 4.271%,  7/23/2029
b
3,035,072
3,970,000 3.194%,  7/23/2030
b
4,446,903
6,200,000 1.922%,  10/24/2031
b
6,278,244
1,860,000 2.831%,  10/24/2051
b
1,936,291
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,g
2,122,890
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,g
4,601,348
Barclays Bank plc
1,910,000 10.179%,  6/12/2021
e
1,986,485
Barclays plc
3,200,000 7.875%,  3/15/2022
b,g
3,352,000
650,000 8.000%,  6/15/2024
b,g
724,750
3,100,000 6.125%,  12/15/2025
b,g
3,340,250
1,280,000 4.836%,  5/9/2028 1,479,373
3,100,000 2.645%,  6/24/2031
b
3,226,366
Berkshire Hathaway Finance
Corporation
3,100,000 2.850%,  10/15/2050 3,317,572
1,950,000 4.250%,  1/15/2049 2,585,892
Boston Properties, LP
3,200,000 2.750%,  10/1/2026 3,487,932
1,900,000 3.250%,  1/30/2031 2,093,603
BPCE SA
1,920,000 3.000%,  5/22/2022
e
1,986,388
1,265,000 5.700%,  10/22/2023
e
1,431,675
2,190,000 5.150%,  7/21/2024
e
2,493,485
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 3,311,907
CANPACK SA
320,000 3.125%,  11/1/2025
e
321,600
Capital One Bank USA NA
2,000,000 3.375%,  2/15/2023 2,114,394
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,638,259
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,g
2,840,063
3,100,000 4.000%,  12/1/2030
b,g
3,262,750
CIT Group, Inc.
320,000 4.125%,  3/9/2021 320,960
830,000 5.250%,  3/7/2025 942,050
Citigroup, Inc.
3,200,000 4.700%,  1/30/2025
b,g
3,288,288
3,600,000 3.352%,  4/24/2025
b
3,913,239
4,370,000 4.400%,  6/10/2025 4,996,723
3,305,000 5.500%,  9/13/2025 3,971,872
3,700,000 4.000%,  12/10/2025
b,g
3,797,125
1,910,000 3.700%,  1/12/2026 2,169,959

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (28.4%) - continued
$ 2,490,000 4.450%,  9/29/2027 $ 2,935,718
2,500,000 3.668%,  7/24/2028
b
2,833,151
3,749,000 3.520%,  10/27/2028
b
4,236,724
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,217,122
650,000 3.950%,  5/15/2024 718,523
3,250,000 3.450%,  8/15/2027 3,680,355
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,g
2,325,750
Commerzbank AG
3,200,000 8.125%,  9/19/2023
e
3,737,800
CoreStates Capital III
2,440,000
0.791%,  (LIBOR 3M +
0.570%), 2/15/2027
b,e
2,279,310
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,266,875
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
e
166,400
Credit Agricole SA
3,800,000 3.250%,  1/14/2030
e
4,167,230
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,e,g
4,305,500
3,850,000 2.193%,  6/5/2026
b,e
4,022,634
3,700,000 5.250%,  2/11/2027
b,e,g
3,912,750
3,100,000 4.282%,  1/9/2028
e
3,581,125
600,000 5.100%,  1/24/2030
b,e,g
624,000
Danske Bank AS
5,600,000 5.000%,  1/12/2023
b,e
5,828,721
1,950,000 3.244%,  12/20/2025
b,e
2,086,306
Deutsche Bank AG
7,000,000 6.000%,  10/30/2025
b,g
7,000,000
2,600,000 3.961%,  11/26/2025
b
2,840,886
Digital Realty Trust, LP
2,700,000 2.750%,  2/1/2023 2,818,950
Discover Bank
1,635,000 4.200%,  8/8/2023 1,787,426
2,600,000 2.450%,  9/12/2024 2,749,271
4,490,000 4.682%,  8/9/2028
b
4,772,870
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,346,615
First Horizon National Corporation
3,900,000 4.000%,  5/26/2025 4,356,185
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
e
5,667,710
GE Capital Funding, LLC
3,900,000 4.050%,  5/15/2027
e
4,459,857
1,900,000 4.400%,  5/15/2030
e
2,238,633
GE Capital International Funding
Company
3,600,000 4.418%,  11/15/2035 4,292,791
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
i
0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
e
330,040
Goldman Sachs Group, Inc.
2,190,000 4.000%,  3/3/2024 2,419,538
4,450,000 3.850%,  7/8/2024 4,920,095
3,200,000 4.950%,  2/10/2025
b,g
3,385,344
2,490,000 4.250%,  10/21/2025 2,855,255
3,100,000 3.691%,  6/5/2028
b
3,573,363
3,100,000 4.223%,  5/1/2029
b
3,676,155
Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (28.4%) - continued
HCP, Inc.
$ 78,000 4.250%,  11/15/2023 $ 85,370
Healthpeak Properties, Inc.
1,950,000 2.875%,  1/15/2031 2,100,443
HSBC Holdings plc
1,280,000 6.875%,  6/1/2021
b,g
1,302,400
3,200,000
1.220%,  (LIBOR 3M +
1.000%), 5/18/2024
b
3,221,216
2,560,000 4.300%,  3/8/2026 2,949,072
1,600,000 6.000%,  5/22/2027
b,g
1,742,000
1,920,000 4.041%,  3/13/2028
b
2,191,768
2,100,000 4.600%,  12/17/2030
b,g
2,137,002
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 677,696
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,943,451
Itau Unibanco Holding SA
3,800,000 2.900%,  1/24/2023
e
3,889,338
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,g
1,910,162
1,250,000 6.000%,  8/1/2023
b,g
1,325,000
1,270,000 6.750%,  2/1/2024
b,g
1,425,831
5,000,000 5.000%,  8/1/2024
b,g
5,260,153
3,200,000 4.600%,  2/1/2025
b,g
3,304,000
3,200,000 2.950%,  10/1/2026 3,549,344
3,200,000 2.956%,  5/13/2031
b
3,507,954
2,600,000 3.882%,  7/24/2038
b
3,162,416
3,150,000 5.500%,  10/15/2040 4,625,930
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,955,141
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,573,654
Liberty Mutual Group, Inc.
1,935,000 4.950%,  5/1/2022
e
2,047,498
Lincoln National Corporation
4,150,000 4.000%,  9/1/2023 4,526,414
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,197,616
Lloyds Banking Group plc
4,000,000 2.858%,  3/17/2023
b
4,110,623
1,950,000 7.500%,  6/27/2024
b,g
2,199,171
1,300,000 7.500%,  9/27/2025
b,g
1,495,000
1,900,000 2.438%,  2/5/2026
b
2,006,897
Marsh & McLennan Companies,
Inc.
1,700,000 4.375%,  3/15/2029 2,068,847
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,g
2,690,250
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 688,576
Mizuho Financial Group, Inc.
2,560,000 3.663%,  2/28/2027 2,905,423
3,100,000 1.979%,  9/8/2031
b
3,175,621
Morgan Stanley
3,100,000
4.047%,  (LIBOR 3M +
3.810%), 4/15/2021
b,g
3,069,000
2,000,000 2.720%,  7/22/2025
b
2,138,803
1,870,000 4.000%,  7/23/2025 2,140,490
1,860,000 5.300%,  12/15/2025
b,g
1,897,200
1,280,000 3.125%,  7/27/2026 1,433,359

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (28.4%) - continued
$ 2,510,000 4.350%,  9/8/2026 $ 2,959,764
4,600,000 3.622%,  4/1/2031
b
5,341,778
3,100,000 1.794%,  2/13/2032
b
3,117,285
1,570,000 4.300%,  1/27/2045 2,094,368
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 680,800
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
e
2,804,606
1,920,000 4.000%,  9/14/2026
e
2,142,311
Nationwide Mutual Insurance
Company
3,225,000 4.350%,  4/30/2050
e
3,782,073
Natwest Group plc
5,100,000 3.032%,  11/28/2035
b
5,274,471
Nippon Life Insurance Company
2,550,000 3.400%,  1/23/2050
b,e
2,766,750
Omega Healthcare Investors, Inc.
5,600,000 3.375%,  2/1/2031 5,882,491
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
e
1,507,791
Park Aerospace Holdings, Ltd.
1,300,000 4.500%,  3/15/2023
e
1,362,214
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
e
3,104,120
Preferred Term Securities XXIII,
Ltd.
196,826
0.417%,  (LIBOR 3M +
0.200%), 12/22/2036
b,e
163,220
Provident Financing Trust I
2,800,000 7.405%,  3/15/2038 3,246,557
Prudential Financial, Inc.
3,800,000 3.700%,  3/13/2051 4,602,111
1,200,000 5.200%,  3/15/2044
b
1,274,527
2,750,000 3.700%,  10/1/2050
b
2,908,895
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 4,233,535
1,825,000 1.800%,  3/15/2033 1,832,803
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,812,682
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,f,g
2,896,400
Reinsurance Group of America,
Inc.
3,050,000 4.700%,  9/15/2023 3,369,212
Royal Bank of Scotland Group plc
1,920,000 8.625%,  8/15/2021
b,g
1,992,787
2,750,000 4.269%,  3/22/2025
b
3,041,847
3,900,000 6.000%,  12/29/2025
b,f,g
4,271,943
1,000,000 3.754%,  11/1/2029
b
1,064,181
Santander Holdings USA, Inc.
2,400,000 3.450%,  6/2/2025 2,624,449
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
e
2,818,381
Service Properties Trust
240,000 4.750%,  10/1/2026 237,000
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,e,g
3,287,147
Spirit Realty, LP
3,750,000 3.400%,  1/15/2030 4,064,907
1,850,000 3.200%,  2/15/2031 1,964,807
Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (28.4%) - continued
Standard Chartered plc
$ 2,700,000 2.744%,  9/10/2022
b,e
$ 2,738,315
3,250,000
1.368%,  (LIBOR 3M +
1.150%), 1/20/2023
b,e
3,271,340
Synchrony Financial
1,950,000 4.250%,  8/15/2024 2,154,259
1,950,000 3.950%,  12/1/2027 2,186,321
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,g
1,595,015
UBS Group Funding Jersey, Ltd.
2,490,000 4.125%,  9/24/2025
e
2,850,597
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
e
2,996,056
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,409,407
VEREIT Operating Partnership, LP
1,250,000 4.625%,  11/1/2025 1,438,464
3,100,000 3.400%,  1/15/2028 3,420,729
1,850,000 2.850%,  12/15/2032 1,933,170
VICI Properties, LP
180,000 4.250%,  12/1/2026
e
186,687
180,000 4.625%,  12/1/2029
e
192,600
Wells Fargo & Company
4,000,000 4.125%,  8/15/2023 4,369,180
2,560,000 3.000%,  4/22/2026 2,816,860
3,200,000 2.393%,  6/2/2028
b
3,405,380
Welltower, Inc.
2,200,000 4.000%,  6/1/2025 2,492,340
Westpac Banking Corporation
2,900,000 2.894%,  2/4/2030
b
3,039,605
3,150,000 2.963%,  11/16/2040 3,349,413
Total 559,772,677
Foreign Government (0.4%)
Bahrain Government International
Bond
3,250,000 5.875%,  1/26/2021 3,255,200
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
e
1,136,437
Morocco Government International
Bond
1,050,000 3.000%,  12/15/2032
e
1,067,084
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
e
2,301,375
Total 7,760,096
Mortgage-Backed Securities (2.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,726,833 3.000%,  3/25/2050 8,109,548
1,483,991 3.000%,  4/1/2050 1,557,223
3,715,398 3.500%,  7/1/2047 3,942,682
Federal National Mortgage
Association
833,336 4.500%,  5/1/2048 905,858
2,959,405 3.500%,  10/1/2048 3,126,490
2,342,405 3.500%,  6/1/2049 2,477,254
3,377,229 3.500%,  8/1/2049 3,569,330

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Mortgage-Backed Securities (2.7%) - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 3,000,000 1.500%,  1/1/2036
d
$ 3,086,271
5,675,000 2.000%,  1/1/2036
d
5,932,189
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,800,000 2.000%,  1/1/2051
d
8,101,326
9,525,000 2.500%,  1/1/2051
d
10,039,189
2,677,813 4.000%,  7/1/2048 2,860,328
Total 53,707,688
Technology (4.9%)
Apple, Inc.
4,450,000 3.250%,  2/23/2026 4,992,751
1,920,000 3.750%,  9/12/2047 2,402,615
Applied Materials, Inc.
1,280,000 3.300%,  4/1/2027 1,455,311
Baidu, Inc.
1,900,000 2.375%,  10/9/2030 1,943,897
Broadcom Corporation
7,650,000 3.875%,  1/15/2027 8,595,763
3,200,000 3.500%,  1/15/2028 3,525,640
Broadcom, Inc.
3,850,000 4.250%,  4/15/2026 4,410,143
3,200,000 5.000%,  4/15/2030 3,888,025
CommScope Technologies
Finance, LLC
180,000 6.000%,  6/15/2025
e
184,050
Dell International, LLC/ EMC
Corporation
1,300,000 6.100%,  7/15/2027
e
1,615,294
Diamond 1 Finance Corporation
423,000 5.875%,  6/15/2021
e
423,761
6,725,000 6.020%,  6/15/2026
e
8,209,369
Diamond Sports Group, LLC
230,000 5.375%,  8/15/2026
e
186,875
320,000 6.625%,  8/15/2027
e
193,600
Fiserv, Inc.
3,225,000 3.200%,  7/1/2026 3,611,721
7,000,000 2.650%,  6/1/2030 7,569,316
Gartner, Inc.
320,000 3.750%,  10/1/2030
e
336,000
Hewlett Packard Enterprise
Company
2,250,000 2.250%,  4/1/2023 2,331,851
2,600,000 4.650%,  10/1/2024 2,950,775
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
e
675,200
Lam Research Corporation
3,250,000 4.000%,  3/15/2029 3,896,887
Marvell Technology Group, Ltd.
1,600,000 4.200%,  6/22/2023 1,731,348
1,900,000 4.875%,  6/22/2028 2,243,401
Micron Technology, Inc.
3,250,000 5.327%,  2/6/2029 4,063,592
NXP BV/NXP Funding, LLC
3,250,000 4.875%,  3/1/2024
e
3,665,228
3,250,000 5.350%,  3/1/2026
e
3,914,463
Principal
Amount Long-Term Fixed Income (95.7%) Value
Technology (4.9%) - continued
NXP Funding, LLC
$ 1,900,000 3.150%,  5/1/2027
e
$ 2,094,028
Oracle Corporation
3,900,000 2.800%,  4/1/2027 4,299,544
3,200,000 4.300%,  7/8/2034 4,047,177
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
e
3,216,287
Switch, Ltd.
265,000 3.750%,  9/15/2028
e
268,975
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 4,274,110
Xerox Holdings Corporation
100,000 5.000%,  8/15/2025
e
106,427
Total 97,323,424
Transportation (2.2%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,285,792
Aircastle, Ltd.
3,215,000 4.400%,  9/25/2023 3,406,579
Boeing Company
1,600,000 5.805%,  5/1/2050 2,206,804
6,200,000 3.250%,  2/1/2028 6,641,918
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,509,962
3,200,000 4.050%,  6/15/2048 4,205,539
CSX Corporation
1,900,000 2.400%,  2/15/2030 2,053,265
Delta Air Lines, Inc.
1,245,712 4.250%,  7/30/2023 1,273,619
500,000 7.000%,  5/1/2025
e
577,171
1,850,000 4.750%,  10/20/2028
e
2,018,550
ERAC USA Finance, LLC
4,030,000 4.200%,  11/1/2046
e
5,036,662
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 3,155,400
3,800,000 5.125%,  6/15/2027 4,518,816
United Airlines Pass Through Trust
1,141,781 3.750%,  9/3/2026 1,159,694
XPO Logistics, Inc.
640,000 6.125%,  9/1/2023
e
651,200
Total 43,700,971
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
9,200,000 1.375%,  8/15/2050 8,596,250
17,000,000 1.625%,  11/15/2050 16,899,062
9,250,000 1.500%,  2/15/2030 9,780,068
U.S. Treasury Notes
15,500,000 0.250%,  10/31/2025 15,429,766
Total 50,705,146
Utilities (7.5%)
AEP Transmission Company, LLC
4,480,000 3.100%,  12/1/2026 5,038,638
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,647,837

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.7%) Value
Utilities (7.5%) - continued
American Water Capital
Corporation
$ 3,200,000 3.450%,  5/1/2050 $ 3,778,030
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,833,803
Baltimore Gas and Electric
Company
2,560,000 2.400%,  8/15/2026 2,769,149
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 3,419,709
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,825,359
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 3,535,537
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,891,634
Consolidated Edison Company of
New York, Inc.
1,280,000 2.900%,  12/1/2026 1,410,534
4,750,000 4.125%,  5/15/2049 5,861,734
Dominion Energy, Inc.
2,900,000 3.071%,  8/15/2024 3,130,153
2,250,000 4.650%,  12/15/2024
b,g
2,371,877
Duke Energy Corporation
3,840,000 2.650%,  9/1/2026 4,183,033
3,840,000 3.150%,  8/15/2027 4,283,615
3,200,000 3.750%,  9/1/2046 3,723,409
Edison International
6,600,000 5.750%,  6/15/2027 7,895,268
Exelon Corporation
1,620,000 3.950%,  6/15/2025 1,832,174
1,660,000 3.400%,  4/15/2026 1,869,321
FirstEnergy Corporation
4,480,000 3.900%,  7/15/2027 4,936,446
1,300,000 4.850%,  7/15/2047 1,615,330
FirstEnergy Transmission, LLC
3,150,000 5.450%,  7/15/2044
e
3,991,377
Georgia Power Company
3,200,000 2.650%,  9/15/2029 3,508,669
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 3,455,104
Nevada Power Company
2,800,000 6.750%,  7/1/2037 4,244,744
NextEra Energy Operating
Partners, LP
640,000 3.875%,  10/15/2026
e
683,200
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,431,965
NiSource, Inc.
3,200,000 3.600%,  5/1/2030 3,701,020
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
e
1,262,919
4,950,000 3.375%,  2/15/2029
e
5,067,810
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 3,036,475
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026 1,342,720
1,900,000 3.300%,  12/1/2027 2,027,942
Principal
Amount Long-Term Fixed Income (95.7%) Value
Utilities (7.5%) - continued
$ 1,900,000 3.950%,  12/1/2047 $ 1,963,084
PPL Capital Funding, Inc.
3,190,000 3.950%,  3/15/2024 3,481,638
3,100,000 4.125%,  4/15/2030 3,706,583
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 4,137,703
San Diego Gas and Electric
Company
3,200,000 4.150%,  5/15/2048 4,017,249
Sempra Energy
2,600,000 4.875%,  10/15/2025
b,g
2,778,750
3,200,000 3.250%,  6/15/2027 3,578,823
Southern California Edison
Company
3,200,000 3.650%,  2/1/2050 3,628,089
Southern Company
7,630,000 3.250%,  7/1/2026 8,557,134
3,100,000 4.000%,  1/15/2051
b
3,283,132
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
e
719,136
Total 148,457,856
Total Long-Term Fixed Income
(cost $1,717,732,462) 1,889,093,818
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
16,431,800 Thrivent Cash Management Trust 16,431,800
Total Collateral Held for
Securities Loaned
(cost $16,431,800) 16,431,800
Shares
Registered Investment
Companies ( 0.7% ) Value
Unaffiliated  (0.7%)
120,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 13,909,200
Total 13,909,200
Total Registered Investment
Companies (cost $12,153,828) 13,909,200
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,g
2,373,750
Total 2,373,750
Total Preferred Stock
(cost $2,250,000) 2,373,750
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
j
5,183
Total 5,183

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (<0.1%) Value
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
i,j
$ 1
Total 1
Total Common Stock
(cost $5,112) 5,184
Shares or
Principal
Amount Short-Term Investments ( 3.6% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.060%, 1/12/2021
k,l
299,995
300,000 0.085%, 1/14/2021
k,l
299,994
200,000 0.070%, 1/26/2021
k,l
199,991
200,000 0.077%, 3/10/2021
k,l
199,968
Thrivent Core Short-Term Reserve
Fund
6,978,595 0.240% 69,785,951
Total Short-Term Investments
(cost $70,674,711) 70,785,899
Total Investments (cost
$1,829,482,269) 101.4% $2,002,813,602
Other Assets and Liabilities, Net
(1.4%) (27,847,976)
Total Net Assets 100.0% $1,974,965,626
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $367,813,282 or
18.6% of total net assets.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h All or a portion of the security is insured or guaranteed.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 16,061,072
Total lending $16,061,072
Gross amount payable upon return of
collateral for securities loaned $16,431,800
Net amounts due to counterparty
$370,728
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 175,177,312
Gross unrealized depreciation (1,518,456)
Net unrealized appreciation (depreciation) $ 173,658,856
Cost for federal income tax purposes $ 1,828,861,169

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 95,501 – 95,501 –
Communications Services 4,029,468 – 4,029,468 –
Consumer Cyclical 2,468,995 – 2,468,995 –
Consumer Non-Cyclical 1,947,600 – 1,947,600 –
Financials 703,937 – 703,937 –
Technology 968,450 – 968,450 –
Long-Term Fixed Income
Asset-Backed Securities 40,395,984 – 40,395,984 –
Basic Materials 66,356,200 – 66,356,200 –
Capital Goods 67,832,046 – 67,832,046 –
Collateralized Mortgage Obligations 523,075 – 523,075 –
Communications Services 174,335,610 – 174,335,610 –
Consumer Cyclical 126,254,714 – 126,254,714 –
Consumer Non-Cyclical 243,985,589 – 243,985,589 –
Energy 207,982,742 – 207,982,742 –
Financials^ 559,772,677 – 559,772,677 0
Foreign Government 7,760,096 – 7,760,096 –
Mortgage-Backed Securities 53,707,688 – 53,707,688 –
Technology 97,323,424 – 97,323,424 –
Transportation 43,700,971 – 43,700,971 –
U.S. Government & Agencies 50,705,146 – 50,705,146 –
Utilities 148,457,856 – 148,457,856 –
Registered Investment Companies
Unaffiliated 13,909,200 13,909,200 – –
Preferred Stock
Financials 2,373,750 2,373,750 – –
Common Stock
Communications Services 5,183 – 5,183 –
Financials 1 – – 1
Short-Term Investments 999,948 – 999,948 –
Subtotal Investments in Securities $1,916,595,851 $16,282,950 $1,900,312,900 $1
Other Investments  * Total
Affiliated Short-Term Investments 69,785,951
Collateral Held for Securities Loaned 16,431,800
Subtotal Other Investments $86,217,751
Total Investments at Value $2,002,813,602
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 293,577 293,577 – –
Total Liability Derivatives $293,577 $293,577 $– $–

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling $999,948 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 March 2021 $ 35,970,202 ( $ 293,577)
Total Futures Long Contracts $ 35,970,202 ( $ 293,577)
Total Futures Contracts $ 35,970,202 ($293,577)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 293,577
Total Interest Rate Contracts 293,577
Total Liability Derivatives $293,577
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 3,758,940
Total Interest Rate Contracts
3,758,940
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 195,389
Total Credit Contracts
195,389
Total $3,954,329
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 368,550
Total Interest Rate Contracts 368,550
Total $368,550
The following table presents Income Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $35,913,757
Credit Contracts
Credit Default Swaps - Buy
Protection (827)

Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $153,682 $561,347 $645,228 $69,786 6,979 3.5%
Total Affiliated Short-Term Investments 153,682 69,786 3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,425 193,471 184,464 16,432 16,432 0.8
Total Collateral Held for Securities Loaned 7,425 16,432 0.8
Total Value $161,107 $86,218
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(126) $111 $ – $1,014
Total Income/Non Income Cash from Affiliated
Investments $1,014
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 54
Total Affiliated Income from Securities Loaned, Net $54
Total Value $(126) $111 $1

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 91.8% ) Value
Argentina (<0.1%)
7,367 Telecom Argentina SA ADR $ 48,328
Total 48,328
Australia (5.7%)
21,040 Afterpay, Ltd.
a
1,912,658
61,218 AGL Energy, Ltd. 565,066
19,550 Ansell, Ltd. 522,613
47,161 APA Group 350,900
42,631 ARB Corporation, Ltd. 1,014,159
192,424 Aristocrat Leisure, Ltd. 4,620,292
87,125 ASX, Ltd. 4,835,186
117,940 AusNet Services, Ltd. 159,842
71,276 Australia and New Zealand
Banking Group, Ltd. 1,250,762
106,870 Beach Energy, Ltd. 149,074
188,872 BHP Group, Ltd. 6,171,315
84,180 Breville Group, Ltd. 1,656,887
7,696 Brickworks, Ltd. 114,300
138,863 BWP Trust 473,200
401,879 Carsales.com, Ltd. 6,207,429
10,896 Champion Iron, Ltd.
a
40,043
302,102 Charter Hall Group 3,430,862
10,291 Codan Limited 88,855
87,911 Collins Foods, Ltd. 654,620
217,432 Commonwealth Bank of Australia 13,820,428
22,206 Computershare, Ltd. 249,887
39,383 Corporate Travel Management,
Ltd.
a
535,180
3,758 Credit Corporation Group, Ltd. 86,171
53,622 CSL, Ltd. 11,716,017
209,237 Data# 3, Ltd. 907,562
21,844 Domino's Pizza Enterprises, Ltd. 1,462,414
18,127 Fortescue Metals Group, Ltd. 327,418
29,925 IPH, Ltd. 148,195
80,332 JB Hi-Fi, Ltd. 3,016,069
16,425 Jumbo Interactive, Ltd. 178,273
51,280 Metcash, Ltd. 133,765
125,985 Mineral Resources, Ltd. 3,642,605
133,554 National Australia Bank, Ltd. 2,328,361
23,357 Netwealth Group, Ltd. 288,154
6,587 OZ Minerals, Ltd. 96,226
68,503 Pendal Group, Ltd. 344,983
28,774 Perenti Global, Ltd. 30,527
97,529 Premier Investments, Ltd. 1,769,349
82,458 Pro Medicus, Ltd. 2,173,508
28,670 REA Group, Ltd. 3,284,077
264,157 Reliance Worldwide Corporation,
Ltd. 827,123
88,176 Rio Tinto, Ltd. 7,754,339
58,164 Sandfire Resources, Ltd. 240,409
119,496 SEEK, Ltd. 2,619,936
21,316 Seven Group Holdings, Ltd. 384,935
62,250 Spark Infrastructure Group 101,209
159,701 Technology One, Ltd. 1,010,839
313,948 Transurban Group
a
3,308,327
939,702 Vita Group, Ltd. 779,471
23,381 Washington H. Soul Pattinson and
Company, Ltd. 543,887
73,762 Waypoint REIT, Ltd. 155,212
119,430 Westpac Banking Corporation 1,777,277
209,337 Woodside Petroleum, Ltd. 3,672,959
79,904 WorleyParsons, Ltd. 705,761
Total 104,638,916
Shares Common Stock (91.8%) Value
Austria (0.4%)
69,898 BAWAG Group AG
a,b
$ 3,251,139
82,563 OMV AG 3,297,801
14,255 Osterreichische Post AG 498,663
3,292 Semperit Aktiengesellschaft
Holding
a
97,009
19,246 Zumtobel AG 143,422
Total 7,288,034
Belgium (1.1%)
119,688 Anheuser-Busch InBev NV 8,350,192
91,861 bpost SA
a
949,507
870 Cofinimmo SA 129,465
23,863 Groupe Bruxelles Lambert SA 2,405,234
2,497 KBC Ancora
a
106,284
19,899 NV Bekaert SA 658,065
16,795 SA D'Ieteren NV 1,387,587
4,557 Tessenderlo Group
a
181,710
20,443 UCB SA 2,111,695
84,343 Warehouses De Pauw SCA 2,924,031
Total 19,203,770
Bermuda (0.2%)
94,000 CK Infrastructure Holdings, Ltd. 504,818
77,000 Johnson Electric Holdings, Ltd. 190,677
598,000 K Wah International Holdings, Ltd. 287,542
527,500 Kerry Logistics Network, Ltd. 1,157,747
865,000 Pacific Basin Shipping, Ltd. 163,174
66,000 Road King Infrastructure, Ltd. 84,266
322,400 Shanghai Industrial Urban
Development Group, Ltd. 34,140
672,000 Yuexiu Transport Infrastructure, Ltd. 458,038
Total 2,880,402
Brazil (0.5%)
47,600 Ambev SA 143,418
33,100 Atacadao SA 123,562
47,500 B3 SA - Brasil Bolsa Balcao 566,796
51,200 Banco ABC Brasil SA 154,462
142,392 Banco Bradesco SA ADR 748,982
2,600 Banco BTG Pactual SA 47,052
30,500 Banco do Brasil SA 227,831
35,198 Banco Santander Brasil SA ADR 304,111
21,200 BB Seguridade Participacoes SA 120,934
8,100 BRF SA
a
34,370
24,900 CCR SA 64,573
3,962 Centrais Eletricas Brasileiras SA
ADR 27,695
6,100 Cia Brasileira de Distribuicao 88,138
32,674 Companhia Siderurgica Nacional
SA ADR 194,410
12,500 Cosan SA 182,247
57,800 EDP - Energias do Brasil SA 218,661
45,317 Gerdau SA ADR 211,630
6,300 Hypera SA 41,541
107,905 Itau Unibanco Holding SA ADR 657,141
239,500 Itausa SA 540,860
59,600 JBS SA 271,483
24,600 Klabin SA 125,363
6,400 Localiza Rent a Car SA 84,956
47,000 Magazine Luiza SA 225,762
3,700 Natura & Company Holding SA
a
37,397
3,500 Notre Dame Intermedica
Participacoes SA 52,788
27,500 Petrobras Distribuidora SA 117,164

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Brazil (0.5%) - continued
167,178 Petroleo Brasileiro SA $ 912,137
37,528 Petroleo Brasileiro SA ADR 421,439
74,400 Raia Drogasil SA 358,665
12,700 Rumo SA
a
47,042
11,900 Suzano SA
a
134,116
24,944 Telefonica Brasil SA ADR 220,755
4,636 TIM SA ADR 64,533
55,115 Vale SA ADR 923,728
24,200 WEG SA 352,876
Total 9,048,618
Canada (6.7%)
13,507 Absolute Software Corporation 160,760
44,843 Alaris Equity Partners Income Trust
c
532,310
16,939 Bank of Montreal 1,287,891
1,346 Bank of Nova Scotia 72,751
84,298 BCE, Inc. 3,604,635
11,855 Boralex, Inc. 439,964
11,218 Canadian Apartment Properties
REIT 440,559
5,386 Canadian Imperial Bank of
Commerce 460,025
107,466 Canadian National Railway
Company 11,814,591
42,498 Canadian Natural Resources, Ltd. 1,021,301
28,173 Canadian Pacific Railway, Ltd. 9,772,350
153,533 CGI, Inc.
a
12,181,081
157,125 CI Financial Corporation 1,947,861
766 Constellation Software, Inc. 994,687
86,842 Dollarama, Inc. 3,539,448
1,962 Fairfax Financial Holdings, Ltd. 668,720
13,624 FirstService Corporation 1,864,697
12,352 Gildan Activewear, Inc. 345,359
7,895 Granite REIT 483,165
27,946 Intact Financial Corporation 3,308,996
13,160 Kinaxis, Inc.
a
1,864,462
55,503 Kirkland Lake Gold, Ltd. 2,293,548
118,859 Laurentian Bank of Canada
c
2,913,348
10,650 Magna International, Inc. 754,020
31,172 Manulife Financial Corporation 554,675
13,175 Metro, Inc. 587,902
148,160 Northland Power, Inc. 5,315,788
28,159 Onex Corporation 1,616,228
74,042 Quebecor, Inc. 1,905,583
26,247 Restaurant Brands International,
Inc.
c
1,603,954
141,970 Royal Bank of Canada 11,665,207
8,761 Shopify Inc.
a
9,917,014
22,300 Silvercorp Metals, Inc. 149,087
5,957 Sun Life Financial, Inc. 264,881
124,946 Suncor Energy, Inc. 2,095,685
38,975 TC Energy Corporation 1,584,536
16,693 TFI International, Inc. 859,370
75,661 Thomson Reuters Corporation 6,192,445
20,453 TMX Group, Ltd. 2,042,890
1,425 Topicus.com, Inc.
a,d
5,116
15,497 Toromont Industries, Ltd. 1,085,971
214,642 Toronto-Dominion Bank 12,127,467
13,283 TransAlta Renewables, Inc. 227,071
Total 122,567,399
Cayman Islands (1.9%)
13,495 Baidu.com, Inc. ADR
a
2,918,159
49,000 Bizlink Holding, Inc. 426,004
Shares Common Stock (91.8%) Value
Cayman Islands (1.9%) - continued
17,400 Budweiser Brewing Company
APAC, Ltd.
b
$ 57,478
26,000 China Meidong Auto Holdings, Ltd. 105,835
27,000 China Mengniu Dairy Company,
Ltd. 162,787
315,334 China Resources Land, Ltd. 1,299,457
28,000 China Resources Medical Holdings
Company, Ltd. 24,051
206,000 Consun Pharmaceutical Group,
Ltd. 80,821
53,900 ENN Energy Holdings, Ltd. 791,236
124,000 Fu Shou Yuan International Group,
Ltd. 116,556
125,000 Goodbaby International Holdings,
Ltd.
a
16,930
483,000 IGG, Inc. 506,434
4,249 JOYY, Inc. ADR 339,835
106,500 Kingboard Holdings, Ltd. 449,345
70,000 Li Ning Company, Ltd. 481,681
162,000 Longfor Group Holdings, Ltd.
b
947,615
62,400 Meituan Dianping
a
2,348,952
22,347 NetEase, Inc. ADR 2,140,172
6,570 New Oriental Education &
Technology Group, Inc. ADR
a
1,220,772
4,176 Pinduoduo, Inc. ADR
a
741,950
338,800 Sands China, Ltd. 1,479,675
58,000 Shimao Property Holdings, Ltd. 184,748
2,131 Shimao Services Holdings, Ltd.
a,b
3,288
1,671,500 Shui On Land, Ltd. 232,734
1,183,000 SITC International Holdings
Company, Ltd. 2,554,878
151,224 Tencent Holdings, Ltd. 10,881,141
170,000 Tingyi (Cayman Islands) Holding
Corporation 290,787
418,000 VPower Group International
Holdings, Ltd.
b
144,501
2,438,500 WH Group, Ltd.
b
2,044,809
42,000 Wuxi Biologics (Cayman), Inc.
a,b
556,977
309,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
706,139
11,800 Xiaomi Corporation
a,b
50,153
144,000 Zhongsheng Group Holdings, Ltd. 1,028,639
Total 35,334,539
Chile (0.1%)
6,502 Banco de Chile ADR 132,511
2,110 Banco de Credito e Inversiones SA 82,826
14,890 CAP SA 200,035
12,222 Cia Cervecerias Unidas SA ADR 179,664
754,692 Colbun SA 133,306
54,387 Embotelladora Andina SA 140,005
53,339 Empresas CMPC SA 140,386
3,831 Empresas Copec SA 38,804
12,622 Enel Chile SA ADR 49,099
97,478 SMU SA 14,680
3,498 Sociedad Quimica y Minera de
Chile SA ADR 171,717
Total 1,283,033
China (2.4%)
701,100 Agricultural Bank of China, Ltd. 336,814
49,702 Alibaba Group Holding, Ltd. ADR
a
11,567,146
127,000 Anhui Conch Cement Company,
Ltd., Class H 795,917

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
China (2.4%) - continued
1,427,000 Bank of China, Ltd. $ 482,974
515,000 Bank of Communications
Company, Ltd. 272,415
346,000 Bank of Hangzhou Company, Ltd. 790,123
68,000 Beijing North Star Company, Ltd. 12,709
22,600 Beijing SL Pharmaceutical
Company, Ltd. 34,894
6,000 BYD Company, Ltd. 178,722
44,300 By-health Company, Ltd. 163,753
721,000 China Cinda Asset Management
Company, Ltd. 136,806
1,651,000 China Construction Bank
Corporation 1,245,315
236,000 China International Capital
Corporation, Ltd.
a,b
639,855
92,086 China Life Insurance Company,
Ltd. 540,591
10,000 China Merchants Bank Company,
Ltd. 63,260
226,000 China National Building Material
Company, Ltd. 272,034
742,000 China Oilfield Services, Ltd. 628,949
10,594 China Petroleum & Chemical
Corporation ADR 472,492
33,072 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 126,146
2,934,000 China Telecom Corporation, Ltd. 809,369
167,400 China Vanke Company, Ltd. 577,900
117,700 China Yangtze Power Company,
Ltd. 344,767
16,000 Contemporary Amperex
Technology Company, Ltd. 861,205
37,891 Foshan Haitian Flavouring and
Food Company, Ltd. 1,163,454
344,800 GF Securities Company, Ltd. 487,509
202,488 Henan Shuanghui Investment &
Development Company, Ltd. 1,455,251
127,786 Huadong Medicine Company, Ltd. 519,159
1,118,000 Industrial and Commercial Bank of
China, Ltd., Class A 853,395
2,392,000 Industrial and Commercial Bank of
China, Ltd., Class H 1,536,835
375,094 Industrial Bank Company, Ltd. 1,197,970
174,649 Inner Mongolia Eerduosi Resources
Company, Ltd. 278,586
29,942 JD.com, Inc. ADR
a
2,631,902
120,000 Jiangxi Copper Company, Ltd. 188,895
4,992 Kweichow Moutai Company, Ltd. 1,525,549
26,800 Livzon Pharmaceutical Group, Inc. 166,231
504,600 Metallurgical Corporation of China,
Ltd. 210,846
12,133 Midea Group Company, Ltd. 182,728
248,800 Oceanwide Holdings Company,
Ltd. 124,807
184,778 Ping An Insurance Company of
China, Ltd. 2,248,678
773,000 Postal Savings Bank of China
Company, Ltd.
b
436,791
109,177 SF Holding Company, Ltd. 1,473,126
60,700 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 134,147
7,500 Shanghai Haohai Biological
Technology Company, Ltd.
b
45,172
26,800 Shanghai Pharmaceuticals Holding
Company, Ltd. 47,150
Shares Common Stock (91.8%) Value
China (2.4%) - continued
40,200 Shenzhou International Group
Holdings, Ltd. $ 787,850
167,600 Sinopharm Group Company, Ltd. 406,568
296,000 Tong Ren Tang Technologies
Company, Ltd. 185,167
64,000 Tsingtao Brewery Company, Ltd. 670,522
21,616 Vipshop Holdings, Ltd. ADR
a
607,626
26,600 Wuliangye Yibin Company, Ltd. 1,187,965
7,671 WuXi AppTec Company, Ltd. 157,956
208,800 Xiamen C&D, Inc. 262,195
650,000 Zijin Mining Group Company, Ltd. 736,433
Total 43,264,619
Colombia (<0.1%)
5,900 Bancolombia SA ADR 237,062
8,882 Interconexion Electrica SA 66,833
Total 303,895
Czech Republic (<0.1%)
12,293 CEZ AS 294,837
7,856 Komercni Banka AS
a
240,200
113 Philip Morris CR 78,866
Total 613,903
Denmark (1.9%)
1,605 A.P. Moller - Maersk AS, Class B 3,571,530
1,952 Aktieselskabet Schouw & Company 197,365
3,320 Carlsberg AS 532,237
2,999 ChemoMetec AS 284,845
12,599 Christian Hansen Holding AS
a
1,301,750
4,422 Dampskibsselskabet Norden AS 79,979
32,280 DSV AS 5,425,034
237,556 Novo Nordisk AS 16,571,710
70,954 Novozymes AS 4,041,536
9,428 Per Aarsleff Holding AS 472,621
7,872 Royal Unibrew AS 911,569
15,173 Scandinavian Tobacco Group AS
b
258,760
20,895 Topdanmark AS 906,973
Total 34,555,909
Egypt (<0.1%)
77,450 Commercial International Bank
Egypt SAE GDR 290,525
299,594 EFG Hermes Holding Company
a
279,442
Total 569,967
Finland (0.7%)
1,923 Kemira Oyj 30,480
63,513 KONE Oyj 5,175,017
9,342 Metsa Board Oyj 98,376
62,671 Neste Oil Oyj 4,550,123
23,301 Nordea Bank Abp
a
190,961
27,164 Raisio Oyj 105,859
20,898 Rovio Entertainment Oyj
b
160,996
17,846 Stora Enso Oyj 341,708
26,779 Tokmanni Group Corporation 531,281
44,099 Uponor Oyj 981,641
39,685 Valmet Oyj 1,140,956
Total 13,307,398
France (6.0%)
60,373 Air Liquide SA 9,897,905

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
France (6.0%) - continued
18,482 Albioma SA $ 1,057,371
406 Alten SA
a
46,037
122,497 BNP Paribas SA
a
6,466,846
10,698 Chargeurs SA 231,087
17,789 Cie Generale des Etablissements
Michelin 2,290,441
72,618 CNP Assurances
a
1,179,820
50,833 Coface SA
a
509,572
145,729 Credit Agricole SA
a
1,842,285
4,107 Dassault Systemes SE 832,975
201,744 Elior Participations SCA
b
1,356,035
3,175 Engie
a
48,672
4,580 Gaztransport Et Technigaz SA 443,701
7,981 Hermes International 8,581,745
4,276 ICADE 328,759
8,984 Ipsos SA 303,180
4,119 Kaufman & Broad SA 185,192
184,665 Legrand SA 16,468,408
13,348 L'Oreal SA 5,092,928
22,130 LVMH Moet Hennessy Louis Vuitton
SE 13,853,328
348 Mersen
a
10,548
2,484 Metropole Television SA
a
40,238
17,749 Nexans SA
a
1,284,305
10,451 Nexity SA 451,325
21,738 Quadient SAS 417,562
211,938 Rexel SA
a
3,345,071
63,087 Sanofi 6,114,545
1,736 Sartorius Stedim Biotech 617,569
74,094 Schneider Electric SE 10,708,550
6,066 Teleperformance SA 2,013,786
6,874 Television Francaise 1 SA
a
55,340
255,042 Total SE 11,008,116
1,772 Trigano 313,456
3,884 Vicat SA 162,986
17,843 Vinci SA 1,777,320
Total 109,337,004
Germany (5.5%)
20,610 Aareal Bank AG
a
492,231
4,729 Adidas AG
a
1,720,423
74,253 Allianz SE 18,241,845
186,009 Alstria Office REIT AG 3,384,182
32,985 Aurubis AG 2,574,088
19,013 BASF SE 1,502,829
27,092 Bayer AG 1,596,013
4,248 Bechtle AG 925,814
1,238 Cewe Stiftung & Company KGaA 139,897
2,520 CompuGroup Medical SE and
Company KGaA 243,153
78,530 Daimler AG 5,566,118
77,710 Deutsche Boerse AG 13,231,782
272,342 Deutsche Pfandbriefbank AG
a,b
2,962,543
86,473 Deutsche Post AG 4,283,481
409,080 Deutsche Telekom AG 7,466,729
18,094 Dialog Semiconductor plc
a
985,991
20,748 Duerr AG 848,379
64,123 E.ON SE 710,045
12,399 Eckert & Ziegler Strahlen- und
Medizintechnik AG 679,198
2,865 ElringKlinger AG
a
55,440
7,144 Encavis AG
a
186,423
24,654 Gerresheimer AG 2,658,635
12,067 Hamburger Hafen und Logistik AG 271,834
14,119 HelloFresh SE
a
1,092,129
Shares Common Stock (91.8%) Value
Germany (5.5%) - continued
6,317 Henkel AG & Company KGaA $ 608,706
4,112 Hugo Boss AG 136,636
6,206 Muenchener Rueckversicherungs-
Gesellschaft AG 1,843,954
1,207 New Work SE 412,866
495 Patrizia Immobilien AG 15,901
13,708 ProSiebenSat.1 Media AG
a
230,785
10,735 Rheinmetall AG 1,136,589
33,533 RWE AG 1,418,681
54,085 SAP SE 7,004,981
19,845 Siemens AG 2,858,585
1,850 Sixt SE
a
221,031
35,053 Software AG 1,427,693
3,408 Stroeer SE 336,791
45,348 Symrise AG 6,028,682
110,102 TAG Immobilien AG 3,513,550
51,049 Takkt AG
a
665,261
4,576 VERBIO Vereinigte BioEnergie AG 171,620
3,477 Volkswagen AG 724,962
2,741 Wacker Chemie AG 392,687
Total 100,969,163
Greece (0.1%)
20,334 Hellenic Telecommnications
Organization SA 326,981
2,813 Motor Oil (Hellas) Diilistiria
Korinthou AE 40,444
34,545 Mytilineos SA 501,471
4,834 OPAP SA 64,630
1,460 Sarantis SA 16,677
Total 950,203
Hong Kong (1.1%)
711,071 AIA Group, Ltd. 8,665,198
955,000 CITIC Telecom International
Holdings, Ltd. 300,541
902,000 CITIC, Ltd. 638,643
195,000 CK Hutchison Holdings, Ltd. 1,361,458
25,500 CLP Holdings, Ltd. 235,790
201,440 CSPC Pharmaceutical Group, Ltd. 205,094
135,000 Far East Horizon, Ltd. 139,155
241,000 Galaxy Entertainment Group, Ltd. 1,876,075
297,778 Hang Lung Group, Ltd. 740,224
614,000 Hong Kong and China Gas
Company, Ltd. 918,610
35,900 Hong Kong Exchanges & Clearing,
Ltd. 1,969,177
135,000 Luk Fook Holdings International,
Ltd. 325,930
891,600 Man Wah Holdings, Ltd. 1,934,048
190,000 Shanghai Industrial Holdings, Ltd. 259,666
236,000 United Laboratories International
Holdings 167,267
1,788,000 Yuexiu Property Company, Ltd. 359,760
Total 20,096,636
Hungary (<0.1%)
1,780 OTP Bank Nyrt
a
80,215
4,384 Richter Gedeon Nyrt 110,019
Total 190,234
India (0.9%)
16,265 Adani Green Energy, Ltd.
a
234,944

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
India (0.9%) - continued
85,577 Amara Raja Batteries, Ltd. $ 1,083,877
96,638 Ambuja Cements, Ltd. 329,567
9,535 APL Apollo Tubes, Ltd.
a
115,388
10,998 Apollo Hospitals Enterprise, Ltd. 362,899
8,050 Asian Paints, Ltd. 304,921
22,078 Bajaj Auto, Ltd. 1,042,039
37,088 Cipla, Ltd. 416,558
2,594 Dr. Lal PathLabs, Ltd.
b
81,903
1,430 Endurance Technologies, Ltd.
b
26,421
56,992 Glenmark Pharmaceuticals, Ltd. 384,875
30,839 Granules India, Ltd. 148,603
16,246 Greaves Cotton, Ltd.
a
18,947
148,845 HCL Technologies, Ltd. 1,931,845
44,569 Heidelberg Cement India, Ltd. 138,640
21,535 Hero Motocorp, Ltd. 917,741
7,109 Housing Development Finance
Corporation 249,071
133,435 Infosys, Ltd. ADR 2,261,723
17,869 InterGlobe Aviation, Ltd.
a,b
422,322
92,513 Jindal Saw, Ltd. 96,243
4,403 Kalpataru Power Transmission, Ltd. 19,367
5,041 Mindtree, Ltd. 114,795
7,141 Multi Commodity Exchange of
India, Ltd. 169,240
135,906 Oil and Natural Gas Corporation,
Ltd. 173,389
5,862 Persistent Systems, Ltd. 121,834
23,718 PNB Housing Finance, Ltd.
a,b
118,554
82,462 Reliance Industries, Ltd. 2,243,703
25,401 Tata Consultancy Services, Ltd. 997,374
34,020 Tata Elxsi, Ltd. 857,116
17,727 Tech Mahindra, Ltd. 236,930
28,720 UPL, Ltd. 183,632
175,418 Wipro, Ltd. ADR 991,112
Total 16,795,573
Indonesia (<0.1%)
486,256 Astra International Tbk PT 209,003
1,478,400 Mitra Adiperkasa Tbk PT
a
83,194
17,139 Telekomunikasi Indonesia Persero
Tbk PT ADR 403,109
Total 695,306
Ireland (0.1%)
27,218 AIB Group plc
a
55,895
300 Flutter Entertainment plc
a
61,000
100,077 Glanbia plc 1,269,041
8,290 Grafton Group plc
a
104,739
305,788 Greencore Group plc 487,468
75,755 Hibernia REIT plc 106,798
Total 2,084,941
Isle of Man (0.1%)
133,912 Entain plc
a
2,077,087
Total 2,077,087
Israel (0.5%)
3,626 Fattal Holdings 1998, Ltd.
a
392,280
64,806 First International Bank of Israel,
Ltd. 1,722,112
10,408 Fiverr International, Ltd.
a
2,030,601
842 Paz Oil Company, Ltd. 90,342
137,296 Plus500, Ltd. 2,720,042
Shares Common Stock (91.8%) Value
Israel (0.5%) - continued
11,655 Wix.com, Ltd.
a
$ 2,913,284
Total 9,868,661
Italy (1.9%)
17,855 Amplifon SPA
a
742,160
99,895 Anima Holding SPA
b
474,906
9,424 ASTM SPA
a
237,615
89,338 Azimut Holding SPA 1,941,669
90,358 Banca Mediolanum SPA
a
784,970
32,676 Banca Popolare Di Sondrio SCRL
a
88,160
45,888 Biesse SPA
a
1,070,365
103,655 Buzzi Unicem SPA 2,474,511
10,384 De'Longhi SPA 327,031
33,153 Enav SPA
b
145,845
801,441 Enel SPA 8,154,401
161,223 Eni SPA 1,683,111
6,418 ERG SPA 184,397
115,133 Falck Renewables SPA 933,237
52,396 Interpump Group SPA 2,593,750
145,125 Intesa Sanpaolo SPA
a
343,033
83,092 Italgas SPA 529,294
13,206 La Doria SPA 220,700
1,031,155 Piaggio & C. SPA 3,407,421
95,987 Recordati SPA 5,337,691
14,100 Reply SPA 1,650,774
4,256 Sesa SPA
a
537,164
27,352 Tinexta SPA
a
700,974
33,984 Unipol Gruppo SPA
a
163,306
Total 34,726,485
Japan (20.3%)
10,900 ABC-MART, Inc. 606,066
207 Activia Properties, Inc. 874,813
11,400 Advantest Corporation 853,881
39,100 Aeon Company, Ltd. 1,282,729
4,900 Aica Kogyo Company, Ltd. 169,617
43,400 Aichi Corporation 385,851
3,900 Aichi Steel Corporation 104,330
8,000 Air Water, Inc. 142,346
47,000 Alps Electric Company, Ltd. 620,161
11,600 Arcland Sakamoto Company, Ltd. 192,577
3,500 Arcs Company, Ltd. 78,869
5,900 Argo Graphics, Inc. 185,114
70,500 Asahi Group Holdings, Ltd. 2,903,347
10,200 ASKUL Corporation 380,614
114,600 Astellas Pharmaceutical, Inc. 1,774,439
24,900 Autobacs Seven Company, Ltd. 345,064
16,000 Azbil Corporation 875,234
11,800 Bandai Namco Holdings, Inc. 1,021,889
3,400 BASE, Inc.
a
321,804
700 BayCurrent Consulting, Inc. 122,845
3,400 Belc Company, Ltd. 205,535
8,500 Benesse Holdings, Inc. 166,060
57,400 Bridgestone Corporation 1,882,482
20,500 Bunka Shutter Company, Ltd. 193,534
26,200 Canon Electronics, Inc. 381,029
21,000 Canon Marketing Japan, Inc. 479,918
15,400 Cawachi, Ltd. 438,627
3,100 Central Glass Company, Ltd. 67,589
97,900 Chiyoda Company, Ltd. 869,004
75,200 Chugai Pharmaceutical Company,
Ltd. 4,012,307
13,900 Chugoku Marine Paints, Ltd. 140,108
29,200 CKD Corporation 625,888

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Japan (20.3%) - continued
3,200 Cocokara Fine, Inc. $ 236,337
24,200 Computer Engineering &
Consulting, Ltd. 355,858
9,200 CONEXIO Corporation 127,569
15,500 Cosel Company, Ltd. 189,067
1,000 COSMOS Pharmaceutical
Corporation 161,478
68,900 Daicel Corporation 503,610
900 Daido Steel Company, Ltd. 37,626
5,600 Daifuku Company, Ltd. 692,975
75,200 Daiichi Sankyo Company, Ltd. 2,577,119
4,600 Daiichikosho Company, Ltd. 159,162
16,900 Daikin Industries, Ltd. 3,759,695
20,100 Daito Trust Construction Company,
Ltd. 1,878,438
71,100 Daiwa Securities Group, Inc. 323,849
163,300 DCM Holdings Company, Ltd. 1,866,695
147,300 Dena Company, Ltd. 2,622,079
116,500 Denso Corporation 6,934,171
36,000 DIC Corporation 910,323
11,600 DIP Corporation 309,965
500 DISCO Corporation 168,516
19,300 Doshisha Company, Ltd. 364,496
22,700 DOWA Holdings Company, Ltd. 822,888
81,422 DTS Corporation 1,679,301
2,100 Earth Chemical Company, Ltd. 118,449
33,700 Ebara Corporation 1,102,938
72,000 EDION Corporation 732,152
31,500 Eiken Chemical Company, Ltd. 627,953
15,000 Eisai Company, Ltd. 1,072,698
16,600 Electric Power Development
Company, Ltd. 229,082
176,300 Eneos Holdings, Inc. 633,217
37,900 EPS Holdings, Inc. 358,962
128,600 Exedy Corporation 1,579,520
61,500 F@N Communications, Inc. 250,022
14,100 FANUC Corporation 3,480,572
4,000 Fast Retailing Company, Ltd. 3,586,719
9,200 Ferrotec Holdings Corporation 157,022
55,400 Financial Products Group
Company, Ltd. 270,393
8,100 Fuji Corporation 213,504
51,100 Fuji Soft, Inc. 2,556,454
4,500 Fujibo Holdings, Inc. 168,016
21,100 Fujimi Incorporated 801,346
312 Fukuoka REIT Corporation 463,316
1,600 Gakken Holdings Company, Ltd. 27,144
69,000 Glory, Ltd. 1,393,508
94 GLP J-Reit 148,333
21,300 GMO Internet, Inc. 611,628
27,600 Goldcrest Company, Ltd. 430,287
218,000 Gree, Inc. 1,278,757
73,100 H.U. Group Holdings, Inc. 1,969,908
900 Hamakyorex Company, Ltd. 25,596
255 Hankyu REIT, Inc. 315,620
84,000 Hanwa Company, Ltd. 2,255,748
1,153 Heiwa Real Estate REIT, Inc. 1,438,637
5,800 Hitachi Capital Corporation 140,332
19,100 Hitachi, Ltd. 753,864
30,600 Hogy Medical Company, Ltd. 995,790
167,200 Hokuetsu Corporation 664,615
17,600 Hokuto Corporation 356,123
84,000 Honda Motor Company, Ltd. 2,370,169
6,100 Horiba, Ltd. 358,283
93 Hoshino Resorts REIT, Inc. 453,969
Shares Common Stock (91.8%) Value
Japan (20.3%) - continued
25,600 Hoya Corporation $ 3,545,467
815 Ichigo Real Estate Investment
Corporation 588,676
22,300 IDOM, Inc. 118,540
1,000 Inaba Denki Sangyo Company, Ltd. 24,510
32,500 INES Corporation 440,248
16,600 Internet Initiative Japan Inc. 327,079
489 Invincible Investment Corporation 157,425
42,200 ITOCHU Corporation 1,213,677
30,700 ITOCHU Techno-Solutions
Corporation 1,096,236
3,700 Itoham Yonekyu Holdings, Inc. 24,150
3,200 Itokuro, Inc.
a
39,872
17,500 Izumi Company, Ltd. 634,130
18,300 JAC Recruitment Company, Ltd. 336,434
12,800 JAFCO Company, Ltd. 639,638
28,500 Japan Exchange Group, Inc. 728,226
1,786 Japan Hotel REIT Investment
Corporation 918,415
44,200 Japan Investment Adviser
Company, Ltd. 572,505
24,800 Japan Lifeline Company, Ltd. 391,383
366 Japan Logistics Fund, Inc. 1,080,314
49,200 Japan Material Company, Ltd. 676,105
301,100 Japan Post Bank Company, Ltd. 2,474,930
227,300 Japan Post Holdings Company,
Ltd. 1,770,472
14 Japan Prime Realty Investment
Corporation 46,437
130,400 Japan Tobacco, Inc. 2,658,486
28,100 JGC Corporation 263,190
8,300 JSP Corporation 139,422
2,700 Kaken Pharmaceutical Company,
Ltd. 104,337
56,200 Kamigumi Company, Ltd. 1,026,683
393,311 Kandenko Company, Ltd. 3,331,545
8,900 Kaneka Corporation 311,803
7,700 Kanematsu Corporation 96,160
6,900 Kanematsu Electronics, Ltd. 277,668
47,429 Kao Corporation 3,664,185
400 Kato Sangyo Company, Ltd. 13,560
124,200 KDDI Corporation 3,682,563
351 Kenedix Retail REIT Corporation 856,541
18,600 Keyence Corporation 10,462,817
14,800 Kintetsu World Express, Inc. 351,496
48,700 Kirin Holdings Company, Ltd. 1,149,953
7,300 KOA Corporation 104,567
6,200 Kobayashi Pharmaceutical
Company, Ltd. 757,803
61,700 Kohnan Shoji Company, Ltd. 1,922,269
31,700 Kokuyo Company, Ltd. 429,457
24,800 KOMERI Company, Ltd. 701,165
61,800 Konoike Transport Company, Ltd. 612,991
57,500 Koshidaka Holdings Company, Ltd. 247,726
87,600 K's Holdings Corporation 1,220,600
37,400 Kubota Corporation 817,101
4,900 Kurabo Industries, Ltd. 86,281
16,900 Kureha Corporation 1,193,395
11,200 Kyoei Steel, Ltd. 155,513
6,200 Kyokuto Kaihatsu Kogyo Company,
Ltd. 84,361
51,400 LIFULL Company, Ltd. 184,022
50,600 Lintec Corporation 1,118,772
54,400 M3, Inc. 5,139,023

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Japan (20.3%) - continued
44,000 Macnica Fuji Electronics Holdings,
Inc. $ 865,420
398,300 Marubeni Corporation 2,653,639
5,400 Maruichi Steel Tube, Ltd. 119,622
53,600 Matsui Securities Company, Ltd. 420,978
25,300 Maxell Holdings, Ltd.
a
315,697
35,500 MCJ Company, Ltd. 381,542
57,100 Medipal Holdings Corporation 1,073,782
12,900 MegaChips Corporation 352,239
15,000 MEITEC Corporation 780,060
215,100 Mitsubishi Corporation 5,302,611
135,200 Mitsubishi Electric Corporation 2,043,366
168,900 Mitsubishi Estate Company, Ltd. 2,714,703
8,500 Mitsubishi Research Institute, Inc. 352,307
11,700 Mitsubishi Shokuhin Company, Ltd. 324,314
1,286,200 Mitsubishi UFJ Financial Group,
Inc. 5,694,805
24,400 Mitsubishi UFJ Lease & Finance
Company, Ltd. 117,166
350,100 Mitsui & Company, Ltd. 6,418,837
34,200 Mitsui Fudosan Company, Ltd. 716,133
1,700 Mitsui Mining and Smelting
Company, Ltd. 62,483
6,700 Mitsui Sugar Company, Ltd. 118,035
69,800 Mixi, Inc. 1,732,717
42,400 Mizuho Financial Group, Inc. 538,149
4,200 Modec, Inc. 76,373
7,300 MonotaRO Company, Ltd. 370,759
84 Mori Hills REIT Investment
Corporation 115,843
356 Mori Trust Sogo REIT, Inc. 459,148
34,400 MS and AD Insurance Group
Holdings, Inc. 1,046,621
37,200 Murata Manufacturing Company,
Ltd. 3,367,699
24,600 Nagase & Company, Ltd. 359,565
15,600 NEC Corporation 837,871
105,300 NEC Networks & System Integration
Corporation 1,820,690
28,200 NEXON Company, Ltd. 870,108
31,100 Nidec Corporation 3,934,398
7,800 Nihon Chouzai Company, Ltd. 113,064
2,400 Nihon Kohden Corporation 89,384
8,000 Nihon M&A Center, Inc. 534,986
2,700 Nihon Parkerizing Company, Ltd. 28,006
39,800 Nihon Unisys, Ltd. 1,559,995
44,000 Nikkon Holdings Company, Ltd. 882,221
7,400 Nintendo Company, Ltd. 4,750,366
39 Nippon Building Fund, Inc. 226,188
61,000 Nippon Electric Glass Company,
Ltd. 1,336,271
16,000 Nippon Flour Mills Company, Ltd. 249,865
2,000 Nippon Gas Company, Ltd. 107,311
206,000 Nippon Light Metal Holdings
Company, Ltd. 3,823,804
195 Nippon REIT Investment
Corporation 701,558
60,500 Nippon Steel Trading Corporation 2,192,411
108,100 Nippon Suisan Kaisha, Ltd. 446,834
171,300 Nippon Telegraph & Telephone
Corporation 4,395,387
5,000 Nipro Corporation 58,879
6,400 Nishio Rent All Company, Ltd. 134,083
159,605 Nissan Motor Company, Ltd.
a
865,125
11,300 Nissha Company, Ltd. 164,273
Shares Common Stock (91.8%) Value
Japan (20.3%) - continued
35,700 Nisshin Oillio Group, Ltd. $ 1,050,558
4,700 Nitori Holdings Company, Ltd. 982,777
19,900 Noevir Holdings Company, Ltd. 882,011
9,400 Nojima Corporation 257,846
748 Nomura Real Estate Master Fund,
Inc. 1,070,420
17,400 Nomura Research Institute, Ltd. 622,459
18,900 NS Solutions Corporation 556,712
123,800 NSD Company, Ltd. 2,670,746
4,500 OBIC Company, Ltd. 904,400
6,677 Okinawa Electric Power Company,
Inc. 89,791
16,500 Okuwa Company, Ltd. 207,941
72,500 Olympus Corporation 1,587,307
105 One REIT, Inc. 267,019
20,400 Ono Pharmaceutical Company, Ltd. 614,750
333,600 Onward Holdings Company, Ltd. 669,890
46,200 Open House Company, Ltd. 1,699,603
17,300 Oracle Corporation Japan 2,255,135
13,300 Oriental Land Company, Ltd. 2,197,577
161,700 ORIX Corporation 2,487,612
7,900 Osaka Soda Company, Ltd. 208,654
12,400 Otsuka Corporation 654,064
11,200 OUTSOURCING Inc. 150,568
10,100 Paramount Bed Holdings
Company, Ltd. 461,190
22,200 Pasona Group, Inc. 447,088
179 Premier Investment Corporation 221,423
19,200 Prima Meat Packers, Ltd. 608,667
10,300 Proto Corporation 104,050
23,600 Rakus Company, Ltd. 546,609
88,584 Recruit Holdings Company, Ltd. 3,720,790
13,000 Resorttrust, Inc. 186,017
7,200 Ricoh Leasing Company, Ltd. 214,597
21,200 Rinnai Corporation 2,464,333
200,200 Riso Kyoiku Corporation, Ltd. 593,827
3,000 Ryosan Company, Ltd. 54,317
6,300 Ryoyo Electro Corporation 194,150
7,100 Saint Marc Holdings Company, Ltd. 96,397
3,600 Sakata Seed Corporation 124,845
15,300 Sangetsu Company, Ltd. 230,268
14,500 Sankyu Inc. 548,305
64,500 Sanyo Special Steel Company,
Ltd.
a
802,492
27,100 Sawai Pharmaceutical Company,
Ltd. 1,229,891
19,900 SBS Holdings, Inc. 504,302
6,500 SCREEN Holdings Company, Ltd. 479,339
7,800 Secom Company, Ltd. 719,563
19,000 Seiko Holdings Corporation 243,308
139,200 Seino Holdings Company, Ltd. 1,964,326
75,800 Sekisui House, Ltd. 1,544,183
173,300 Senko Group Holdings Company,
Ltd. 1,690,181
74,100 Seven & I Holdings Company, Ltd. 2,623,925
60,600 SG Holdings Company, Ltd. 1,652,337
4,400 Shimano, Inc. 1,029,947
23,000 Shin-Etsu Chemical Company, Ltd. 4,036,865
3,200 Shin-Etsu Polymer Company, Ltd. 29,297
67,600 Shinko Electric Industries
Company, Ltd. 1,547,432
14,700 Shionogi & Company, Ltd. 803,672
31,209 Shiseido Company, Ltd. 2,160,420
8,700 SHO-BOND Holdings Company,
Ltd. 422,752

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Japan (20.3%) - continued
187,300 SKY Perfect JSAT Holdings, Inc. $ 922,809
3,600 SMC Corporation 2,198,655
295,000 SoftBank Corporation 3,702,839
87,900 SoftBank Group Corporation 6,824,124
596,200 Sojitz Corporation 1,331,377
83,900 Sony Corporation 8,454,443
641 Star Asia Investment Corporation
REIT 313,520
11,300 Sugi Holdings Company, Ltd. 754,828
4,700 Sumitomo Bakelite Company, Ltd 162,086
209,700 Sumitomo Corporation 2,779,144
363,200 Sumitomo Electric Industries, Ltd. 4,812,690
126,900 Sumitomo Mitsui Financial Group,
Inc. 3,933,666
4,800 Sumitomo Osaka Cement
Company, Ltd. 140,455
148,300 Sumitomo Rubber Industries, Ltd. 1,276,013
5,100 Sumitomo Seika Chemicals
Company, Ltd. 203,110
14,000 Sumitomo Warehouse Company,
Ltd. 179,358
16,402 Sundrug Company, Ltd. 655,537
10,500 Sysmex Corporation 1,263,430
23,500 Taiho Kogyo Company, Ltd. 163,504
15,400 Taiko Pharmaceutical Company,
Ltd. 240,745
48,000 Taisei Corporation 1,655,930
3,800 Takara Bio, Inc. 102,115
84,600 Takara Leben Company, Ltd. 252,159
169,600 Takeda Pharmaceutical Company,
Ltd. 6,137,718
7,700 TDK Corporation 1,161,803
40,600 Terumo Corporation 1,698,959
20,000 TIS, Inc. 409,991
6,400 Toa Corporation 123,790
4,300 Toho Holdings Company, Ltd. 75,592
2,200 Tokai Rika Company, Ltd. 37,234
81,700 Tokio Marine Holdings, Inc. 4,209,311
11,500 Tokuyama Corporation 258,899
13,200 Tokyo Electron, Ltd. 4,931,030
29,000 Tokyo Ohka Kogyo Company, Ltd. 2,037,227
15,500 Tokyo Seimitsu Company, Ltd. 729,288
8,600 Tokyotokeiba Company, Ltd. 390,355
365 Tokyu REIT, Inc. 579,212
12,800 Topre Corporation 196,415
317,200 Toray Industries, Inc. 1,881,442
23,700 Tosei Corporation 272,004
21,000 Toshiba Corporation 588,177
11,500 Tosho Company, Ltd. 174,604
32,400 Towa Pharmaceutical Company,
Ltd. 601,334
112,800 Toyo Seikan Group Holdings, Ltd. 1,235,318
29,800 Toyo Tanso Company, Ltd. 583,663
146,400 Toyota Motor Corporation 11,297,706
36,100 Transcosmos, Inc. 912,890
10,000 TS Tech Company, Ltd. 308,847
74,800 Tsubakimoto Chain Company 1,966,923
15,900 Tsukui Corporation 84,520
263,300 TV Asahi Holdings Corporation 4,322,739
85,400 Ube Industries, Ltd. 1,552,032
28,400 Unicharm Corporation 1,346,898
20,400 United Super Markets Holdings,
Inc. 223,251
31,700 Universal Entertainment
Corporation
a
732,339
Shares Common Stock (91.8%) Value
Japan (20.3%) - continued
69,300 Ushio, Inc. $ 902,715
16,100 USS Company, Ltd. 325,557
1,100 V Technology Company, Ltd. 62,800
41,500 Valor Company, Ltd. 1,064,050
25,700 Wakita & Company, Ltd. 262,923
9,300 World Holdings Company, Ltd. 177,118
11,500 Yamabiko Corporation 144,614
13,200 Yaskawa Electric Corporation 658,091
1,000 Yokowo Company, Ltd. 30,100
36,200 Yumeshin Holdings Company, Ltd. 244,900
198,000 Z Holdings Corporation 1,198,145
12,700 Zenkoku Hosho Company, Ltd. 581,774
Total 369,229,329
Jersey (0.5%)
359,417 boohoo group plc
a
1,687,210
160,816 Experian plc 6,109,194
1,110,109 Man Group plc 2,096,115
Total 9,892,519
Luxembourg (0.4%)
48,707 APERAM 2,026,952
421,476 B&M European Value Retail SA 2,967,095
2,410 Eurofins Scientific SE
a
202,058
2,645 Reinet Investments SCA 49,608
6,094 Subsea 7 SA
a
62,614
126,466 Tenaris SA ADR
c
2,017,133
Total 7,325,460
Malaysia (<0.1%)
11,800 AEON Credit Service (M) Berhad 35,280
136,627 Berjaya Sports Toto Berhad 74,444
59,200 Bursa Malaysia Berhad 122,474
172,800 Mah Sing Group Berhad 37,564
417,900 Serba Dinamik Holdings Berhad 183,456
18,200 TIME dotCom Berhad 60,028
76,000 Yinson Holdings Berhad 108,822
Total 622,068
Malta (<0.1%)
5,773 Kambi Group plc
a
273,483
44,952 Kindred Group plc SDR
a
439,826
Total 713,309
Mexico (0.2%)
69,900 Alfa SAB de CV 50,301
36,192 America Movil SAB de CV ADR 526,232
1,725 Coca-Cola FEMSA SAB de CV ADR 79,522
69,900 Controladora Nemak, SAB de CV
a
9,273
36,300 Corporacion Inmobiliaria Vesta,
SAB de CV 71,143
2,204 Fomento Economico Mexicano SAB
de CV ADR 166,997
2,735 Gruma, SAB de CV 32,597
3,890 Grupo Aeroportuario del Sureste,
SAB de CV
a
64,468
92,933 Grupo Financiero Banorte SAB de
CV ADR
a
512,078
40,600 Grupo Financiero Inbursa, SAB de
CV
a
40,846
75,500 Grupo Mexico, SAB de CV 320,181
5,465 Industrias Penoles, SAB de CV
a
92,908

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Mexico (0.2%) - continued
26,800 Kimberly-Clark de Mexico, SA de
CV $ 45,750
13,700 Megacable Holdings SAB de CV 49,679
333,600 Wal-Mart de Mexico, SAB de CV 937,121
Total 2,999,096
Netherlands (3.9%)
152,677 Aalberts NV 6,793,312
7,862 ABN AMRO Group NV
a,b
77,039
26,267 Airbus Group NV
a
2,882,634
20,872 ASM International NV 4,554,685
36,649 ASML Holding NV 17,744,504
41,833 BE Semiconductor Industries NV 2,512,112
12,034 Brunel International NV
a
107,319
13,604 Euronext NV
b
1,498,468
6,210 Ferrari NV 1,440,348
65,463 Flow Traders
b
2,167,240
101,113 ING Groep NV
a
940,127
30,969 Koninklijke DSM NV 5,325,743
158,014 Koninklijke Philips NV
a
8,511,775
69,999 NN Group NV 3,026,055
350,240 PostNL NV
a
1,193,868
8,485 Prosus NV 916,194
4,936 RHI Magnesita NV 236,563
58,790 Signify NV
a,b
2,468,353
9,596 TKH Group NV 463,690
132,231 Unilever NV 8,006,682
1,829 Van Lanschot Kempen NV
a
46,781
Total 70,913,492
New Zealand (0.1%)
38,671 Contact Energy, Ltd. 248,907
257,762 Z Energy, Ltd.
a
594,557
Total 843,464
Norway (1.2%)
19,857 Atea ASA 281,314
17,448 Austevoll Seafood ASA 178,189
526,767 DnB ASA
a
10,322,320
305,327 Elkem ASA
b
1,012,265
104,306 Equinor ASA 1,760,319
199,883 Europris ASA
b
1,191,244
15,584 Fjordkraft Holding ASA
b
152,115
9,839 Kongsberg Gruppen ASA 202,410
146,769 Orkla ASA 1,490,063
50,151 Scatec Solar ASA
b
1,997,234
40,932 SpareBank 1 SMN 465,867
26,515 Veidekke ASA 343,143
26,617 Wallenius Wilhelmsen ASA
a
72,240
34,369 Yara International ASA 1,425,817
Total 20,894,540
Panama (<0.1%)
36,985 Avianca Holdings SA ADR
a,e
14,424
Total 14,424
Peru (<0.1%)
22,967 Cia de Minas Buenaventura SA
ADR
a
279,968
Total 279,968
Shares Common Stock (91.8%) Value
Philippines (<0.1%)
3,690 Globe Telecom, Inc. $ 156,149
47,100 Jollibee Foods Corporation 191,621
21,020 Manila Electric Company 127,948
164,000 Puregold Price Club, Inc.
a
140,167
Total 615,885
Poland (0.1%)
34,754 Asseco Poland SA 633,917
781 Bank Handlowy w Warszawie SA
a
7,367
5,517 Bank Pekao SA
a
90,619
1,762 CD Projekt SA
a
129,931
16,893 Cyfrowy Polsat SA 137,734
24,902 Powszechna Kasa Oszczednosci
Bank Polski SA
a
192,229
1,148 Santander Bank Polska SA
a
57,100
Total 1,248,897
Portugal (<0.1%)
109,530 EDP - Energias de Portugal SA 687,462
Total 687,462
Russian Federation (0.3%)
112,990 Alrosa PJSC 150,961
61,155 Gazprom PJSC ADR 341,437
7,898 Lukoil ADR 537,167
23,110 M.Video PJSC 222,595
9,705 Magnit OJSC GDR 170,549
9,400 Mechel PJSC ADR
a
19,270
1,401 MMC Norilsk Nickel PJSC ADR 43,667
21,046 Mobile TeleSystems PJSC ADR 188,362
1,148 Novatek PJSC GDR 186,949
2,480 Novolipetsk Steel OJSC GDR 68,617
257 PAO Transneft 489,762
65,970 PJSC Rostelecom 86,546
55 Polyus PJSC GDR 5,544
104,818 Rosneft Oil Company PJSC GDR 591,032
455,610 Sberbank of Russia PJSC 1,671,166
19,087 Severstal PJSC 340,805
993,000 Surgutneftegas PJSC 561,229
72,487 Surgutneftegas PJSC ADR 334,854
Total 6,010,512
Saudi Arabia (0.3%)
8,447 Advanced Petrochemical Company 150,937
26,888 Al Rajhi Bank 527,497
10,681 Arab National Bank 57,266
12,567 Arabian Cement Company 123,439
16,557 Arriyadh Development Company 75,821
13,070 Banque Saudi Fransi 110,151
3,170 Dur Hospitality Company 24,212
10,396 Eastern Province Cement Company 113,826
8,993 Jarir Marketing Company 415,659
52,899 National Commercial Bank 611,191
5,354 National Medical Care Company 76,420
4,863 Qassim Cement Company 105,070
76,658 Riyad Bank 413,018
37,678 Sahara International Petrochemical
Company 173,981
4,585 Saudi Arabian Mining Company
a
49,542
82,031 Saudi Arabian Oil Company
b
765,540
32,941 Saudi Basic Industries Corporation 890,786
40,452 Saudi British Bank 266,372

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Saudi Arabia (0.3%) - continued
21,273 Saudi Industrial Investment Group
Company $ 155,479
5,013 Saudi Telecom Company 141,719
6,680 Southern Province Cement
Company 150,102
1,786 United Electronics Company 41,175
3,078 United International Transportation
Company 31,177
Total 5,470,380
Singapore (0.8%)
54,600 AEM Holdings, Ltd. 142,711
1,344,000 Ascendas REIT 3,034,026
3,770 China Yuchai International, Ltd. 61,602
441,500 DBS Group Holdings, Ltd. 8,366,748
126,700 Parkway Life REIT
a
371,012
116,700 Sheng Siong Group, Ltd. 136,923
92,400 Singapore Exchange, Ltd. 649,017
287,300 Singapore Post, Ltd. 153,529
475,200 Yangzijiang Shipbuilding Holdings,
Ltd. 343,523
568,200 Yanlord Land Group, Ltd. 482,090
Total 13,741,181
South Africa (0.4%)
65,477 AECI, Ltd. 384,896
4,697 African Rainbow Minerals, Ltd. 83,702
2,455 Anglo American Platinum, Ltd. 241,576
3,689 AngloGold Ashanti, Ltd. ADR 83,445
7,928 Aspen Pharmacare Holdings, Ltd.
a
67,790
2,810 AVI, Ltd. 14,024
41,032 Barloworld, Ltd. 254,373
1,215 Capitec Bank Holdings, Ltd.
a
118,821
5,634 Clicks Group, Ltd. 96,873
63,491 DataTec, Ltd.
a
106,070
2,851 Drdgold, Ltd. 3,437
65,438 FirstRand, Ltd. 228,013
9,536 Gold Fields, Ltd. ADR 88,399
10,210 Impala Platinum Holdings, Ltd. 140,532
51,081 Investec plc 131,276
42,842 Investec, Ltd. 106,813
6,109 Kumba Iron Ore, Ltd. 258,914
153,987 Momentum Metropolitan Holdings 165,147
11,810 Motus Holdings, Ltd.
a
45,006
19,250 Mr Price Group, Ltd. 223,398
31,419 MTN Group, Ltd. 129,672
16,024 MultiChoice Group, Ltd. 146,272
12,681 Naspers, Ltd. 2,596,748
88,976 Ninety One, Ltd. 267,560
12,559 Pick n Pay Stores, Ltd. 42,954
11,832 Sasol, Ltd.
a
107,614
13,467 Shoprite Holdings, Ltd. 128,301
65,999 Sibanye Stillwater, Ltd. 265,997
8,616 Spar Group, Ltd. 110,946
23,010 Standard Bank Group 199,288
8,584 Tiger Brands, Ltd. 121,607
Total 6,959,464
South Korea (1.4%)
1,582 Binggrae Company, Ltd.
a
83,251
18,702 Cheil Worldwide, Inc.
a
355,320
5,041 Chong Kun Dang Pharmaceutical
Corporation
a
1,052,069
3,951 Daou Technology, Inc.
a
79,796
Shares Common Stock (91.8%) Value
South Korea (1.4%) - continued
10,074 DongKook Pharmaceutical
Company, Ltd.
a
$ 271,511
13,024 Hancom, Inc.
a
226,651
3,271 Hansol Chemical Company, Ltd.
a
593,060
3,770 Hanwha Investment & Securities
Corporation, Ltd.
a
7,645
297,677 Hanwha Life Insurance
Corporation, Ltd.
a
670,336
785 Hyundai Motor Company 139,144
6,324 Hyundai Steel Company
a
231,131
26,684 JB Financial Group Corporation,
Ltd.
a
138,685
5,081 KEPCO Plant Service &
Engineering Company, Ltd.
a
139,087
23,255 Kia Motors Corporation
a
1,339,878
2,061 Korea Zinc Company, Ltd.
a
763,228
1,621 LG Chem, Ltd.
a
1,232,636
1,261 LG Electronics, Inc. 157,022
223 LG Household & Health Care, Ltd.
a
332,833
15,437 LG International Corporation
a
351,652
7,076 LS Electric Company, Ltd.
a
411,913
22,358 Mirae Asset Daewoo Company,
Ltd.
a
194,682
1,614 NCSoft Corporation
a
1,385,702
11,212 Poongsan Corporation
a
289,126
4,164 POSCO 1,040,498
499 Samsung Biologics Company,
Ltd.
a,b
379,923
1,764 Samsung Electro-Mechanics
Company, Ltd.
a
289,690
127,124 Samsung Electronics Company,
Ltd. 9,493,051
22,801 Samsung Securities Corporation,
Ltd.
a
850,690
6,814 Sillicon Works Company, Ltd.
a
365,417
1,220 SK Holdings Company, Ltd. 270,668
15,298 SK Hynix, Inc. 1,670,978
327 Taekwang Industrial Corporation,
Ltd.
a
241,341
2,157 Ty Holdings Company, Ltd.
a
55,116
Total 25,103,730
Spain (2.0%)
185,352 Acerinox SA 2,052,749
128,613 Applus Services SA
a
1,427,198
1,119,674 Banco Bilbao Vizcaya Argentaria
SA 5,549,750
664,865 Banco Santander SA
a
2,073,262
185,904 Bankinter SA 1,008,381
184,682 CIA De Distribucion Integral 3,588,964
154,178 Enagas SA 3,391,855
36,392 Endesa SA 998,187
5,814 Gestamp Automocion SA
b
28,144
67,999 Grifols SA 1,985,318
321,135 Iberdrola SA 4,614,777
137,871 Industria de Diseno Textil SA 4,375,976
8,997 Let's GOWEX SA
a,d,e
1
353,974 Liberbank SA
a
108,972
691,089 Mediaset Espana Comunicacion
SA
a
3,591,714
8,147 Pharma Mar SA 712,193
19,771 Repsol SA 199,174
19,771 Repsol SA, Rights
a
6,780

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Spain (2.0%) - continued
139,597 Unicaja Banco SA
a,b
$ 122,661
Total 35,836,056
Sweden (3.3%)
88,597 AB Industrivarden, Class C
a
2,863,657
2,923 AF Poyry AB
a
89,243
199,004 Arjo AB 1,520,176
202,457 Assa Abloy AB 5,003,120
19,055 Atrium Ljungberg AB 404,080
12,712 Axfood AB 296,130
196,995 Betsson AB 1,758,182
62,969 Bilia AB
a
770,826
63,153 Biotage AB
a
1,066,929
109,087 Castellum AB 2,780,710
179,301 Cloetta AB 532,702
10,579 Coor Service Management Holding
AB
a,b
93,536
124,025 Dometic Group AB
a,b
1,644,763
86,977 Dustin Group AB
b
679,676
14,568 Epiroc AB, Class B 245,933
59,537 EQT AB 1,511,268
33,163 Evolution Gaming Group AB
b
3,334,027
97,433 Fabege AB 1,539,343
11,112 Fortnox AB 624,641
38,403 Getinge AB 898,695
78,312 Granges AB
a
957,119
336,854 Hexpol AB 3,606,584
84,631 Holmen AB 4,058,516
132,724 Husqvarna AB 1,722,484
15,759 Indutrade AB
a
337,342
86,963 Inwido AB
a
1,275,153
46,750 Kinnevik AB 2,348,562
246,066 Kungsleden AB 2,697,345
3,143 L E Lundbergforetagen AB
a
168,618
8,799 LeoVegas AB
b
37,445
19,329 Lifco AB 1,849,240
55,037 Lindab International AB 1,141,643
20,605 Loomis AB 566,490
12,648 Lundin Energy AB 342,795
5,635 NCC AB 102,286
86,360 Nobia AB
a
692,073
86,276 Nobina AB
a,b
725,002
20,287 Nolato AB
a
2,051,151
1,425 Nordic Entertainment Group AB
a
79,428
9,887 Pandox AB
a
173,490
49,167 Resurs Holding AB
a,b
268,008
177,879 Svenska Handelsbanken AB
a
1,793,026
86,113 Swedbank AB
a
1,510,456
17,784 Swedish Match AB 1,383,965
44,920 Thule Group AB
a,b
1,680,649
3,448 Vitrolife AB
a
90,277
11,496 Wihlborgs Fastigheter AB 259,844
Total 59,576,628
Switzerland (7.5%)
6,887 ALSO Holding AG 1,959,592
4,087 Bachem Holding AG 1,827,773
30,476 Baloise Holding AG 5,414,734
1,505 BKW FMB Energie 169,584
1,315 Bucher Industries AG 603,141
4,442 EMS-CHEMIE Holding AG 4,273,039
105,571 Ferrexpo plc 406,890
233 Forbo Holding AG 401,108
36,642 Galenica AG
b
2,433,411
Shares Common Stock (91.8%) Value
Switzerland (7.5%) - continued
535 Geberit AG $ 334,895
501 Givaudan SA 2,119,642
302 Gurit Holding AG 850,755
16,910 Huber & Suhner AG 1,328,163
324 Interroll Holding AG 988,803
270 Kardex AG 59,500
18,545 Kuehne & Nagel International AG 4,208,205
341 Lindt & Spruengli AG 3,323,810
10,449 Logitech International SA 1,014,546
237,489 Nestle SA 28,073,887
209,701 Novartis AG 19,745,017
58,222 PSP Swiss Property AG 7,756,252
3,035 Roche  Holding  AG-BR 1,062,043
62,746 Roche Holding AG 21,854,342
1,669 Siegfried Holding AG 1,228,356
31,832 Sika AG 8,677,188
6,265 Sonova Holding AG
a
1,629,486
14,283 Swiss Life Holding AG 6,662,597
15,188 Tecan Group AG 7,449,446
12,713 UBS Group AG 178,997
3,067 Zehnder Group AG 203,520
Total 136,238,722
Taiwan (1.3%)
142,000 Capital Securities Corporation 68,541
3,044,000 China Development Financial
Holding Corporation 1,007,978
945,000 CTBC Financial Holding Company,
Ltd. 663,269
198,000 Delta Electronics, Inc. 1,856,833
37,000 Feng Hsin Iron & Steel Company,
Ltd. 93,694
805,000 Fubon Financial Holding Company,
Ltd. 1,340,610
4,000 Greatek Electronics, Inc. 7,986
69,000 Huaku Development Company, Ltd. 215,512
484,566 IBF Financial Holdings Company,
Ltd. 221,726
98,000 Makalot Industrial Company, Ltd. 669,309
2,000 MediaTek, Inc. 53,335
51,000 Namchow Holdings Company, Ltd. 85,347
100,000 Nantex Industry Company, Ltd. 217,721
141,000 SerComm Corporation 391,989
512,000 Shinkong Synthetic Fibers
Corporation 259,951
268,645 Sigurd Microelectronics
Corporation 433,727
63,000 Sinbon Electronics Company, Ltd. 485,666
17,000 Sitronix Technology Corporation 98,580
127,000 Sunonwealth Electric Machine
Industry Company, Ltd. 244,029
72,000 Syncmold Enterprise Corporation 222,778
73,000 Systex Corporation 228,155
710,737 Taichung Commercial Bank
Company, Ltd. 274,628
680,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 12,873,624
146,000 Topco Scientific Company, Ltd. 622,371
33,000 Transcend Information, Inc. 76,425
19,000 TXC Corporation 50,797
878,000 United Microelectronics
Corporation 1,476,587
159,000 YFY, Inc. 166,887
Total 24,408,055

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (91.8%) Value
Thailand (0.1%)
33,800 Advanced Info Service Public
Company, Ltd. NVDR $ 198,669
79,900 Bangkok Bank Public Company,
Ltd. NVDR 315,934
192,100 Com7 Public Company, Ltd. NVDR 249,171
176,600 Intouch Holdings Public Company,
Ltd. NVDR 331,379
185,400 Kasikornbank pcl NVDR 699,067
267,700 Ratchthani Leasing Public
Company, Ltd. NVDR 37,063
339,500 Thai Vegetable Oil Public
Company, Ltd. NVDR 382,333
Total 2,213,616
Turkey (0.1%)
21,161 Anadolu Efes Biracilik ve Malt
Sanayii AS 65,922
10,719 Eregli Demir ve Celik Fabrikalari
TAS 21,512
5,147 Ford Otomotiv Sanayi AS 87,333
130,362 Haci Omer Sabanci Holding AS 200,796
37,370 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
77,877
11,256 Migros Ticaret AS
a
64,813
38,608 Selcuk Ecza Deposu Ticaret ve
Sanayi AS 70,900
88,578 TAV Havalimanlari Holding AS 253,507
5,494 Turkcell Iletisim Hizmetleri AS ADR 29,613
83,182 Turkiye Garanti Bankasi AS
a
115,998
84,309 Turkiye Is Bankasi AS
a
79,304
710,457 Turkiye Sinai Kalkinma Bankasi AS
a
170,791
11,863 Vestel Elektronik Sanayi ve Ticaret
AS
a
33,611
Total 1,271,977
United Kingdom (9.7%)
183,196 888 Holdings Public Company, Ltd. 715,238
51,141 Anglo American plc 1,688,793
33,904 Associated British Foods plc
a
1,046,777
15,831 AstraZeneca plc 1,578,564
229,529 Auto Trader Group plc
b
1,868,309
515 Bank of Georgia Group plc
a
8,626
1,279,162 Barclays plc
a
2,566,124
70,608 BHP Group plc 1,864,364
1,161,382 BP plc 4,007,638
63,283 Brewin Dolphin Holdings plc 263,412
207,013 British American Tobacco plc 7,687,829
10,984 Bunzl plc 366,733
85,921 Central Asia Metals plc 282,081
34,966 Computacenter plc 1,170,917
9,625 Crest Nicholson Holdings plc
a
42,918
50,179 Croda International plc 4,512,603
45,709 Dechra Pharmaceuticals plc 2,152,748
7,309 Derwent London plc 310,627
97,986 Diageo plc 3,877,193
17,763 Diploma plc 531,128
976,914 Direct Line Insurance Group plc 4,272,744
43,934 Diversified Gas & Oil plc 67,658
9,200 Dunelm Group plc
a
152,321
58,288 easyJet plc 661,528
3,098 EMIS Group plc 45,839
15,416 Games Workshop Group plc 2,360,526
790,667 GlaxoSmithKline plc 14,467,624
106,358 Grainger plc 413,703
Shares Common Stock (91.8%) Value
United Kingdom (9.7%) - continued
22,948 Greggs plc
a
$ 561,530
43,279 Halfords Group plc
a
158,022
230,073 Halma plc 7,705,222
46,210 HomeServe plc 647,032
20,689 Howden Joinery Group plc
a
194,899
1,533,830 HSBC Holdings plc
a
7,922,616
211,934 IG Group Holdings plc 2,489,625
112,119 IMI plc 1,786,666
65,070 Imperial Brands plc 1,364,819
263,677 Inchcape plc
a
2,321,222
30,328 InterContinental Hotels Group plc
a
1,965,715
2,132,729 ITV plc
a
3,107,792
155,552 JD Sports Fashion plc
a
1,827,467
23,151 Jet2 plc
a
451,571
203,018 John Wood Group plc
a
856,400
39,949 Just Group plc
a
38,474
46,403 Kainos Group plc 772,897
271,232 Legal & General Group plc 988,483
1,427,091 Lloyds TSB Group plc
a
711,489
67,197 Marshalls plc
a
687,471
1,324,349 Moneysupermarket.com Group plc 4,729,936
3,536 Morgan Sindall Group plc 73,950
337,243 National Grid plc 3,985,352
66,663 OSB Group plc
a
386,161
106,884 PageGroup plc
a
653,247
313,689 Paragon Banking Group plc 2,102,423
103,153 Playtech plc
a
566,658
26,889 Provident Financial plc
a
112,663
96,683 Prudential plc 1,777,807
30,612 Reckitt Benckiser Group plc 2,732,255
11,474 Redde Northgate plc 41,840
281,239 RELX plc 6,881,204
364,343 Rightmove plc
a
3,237,113
87,392 Rio Tinto plc 6,578,278
592,201 Royal Dutch Shell plc, Class A 10,385,091
648,540 Royal Dutch Shell plc, Class B 10,991,938
111,319 Safestore Holdings plc 1,189,784
467,543 Sage Group plc 3,712,403
23,189 Savills plc
a
302,585
31,283 Softcat plc 588,432
9,016 Spectris plc 347,264
22,974 Spirax-Sarco Engineering plc 3,546,362
304,200 Spirent Communications plc 1,099,790
82,769 SSE plc 1,695,376
201,607 St. James's Place plc 3,119,688
267,247 Tate & Lyle plc 2,462,471
633,241 Tesco plc 1,998,364
16,224 TP ICAP plc 52,848
8,687 Ultra Electronics Holdings plc 244,497
43,912 Unilever plc 2,633,569
24,350 UNITE Group plc
a
347,846
5,315 Vesuvius plc 38,878
1,670,608 Vodafone Group plc 2,743,959
Total 176,904,009
United States (0.1%)
28,580 Yum China Holding, Inc. 1,631,632
Total 1,631,632
Total Common Stock
(cost $1,394,684,401) 1,674,345,898

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock ( 0.3% ) Value
Brazil (<0.1%)
17,800 Bradespar SA $ 218,328
Total 218,328
Germany (0.2%)
8,771 Henkel AG & Company KGaA 988,964
3,140 Sixt SE 220,088
8,754 Volkswagen AG 1,635,972
Total 2,845,024
South Korea (0.1%)
33,464 Samsung Electronics Company,
Ltd. 2,270,096
Total 2,270,096
Total Preferred Stock
(cost $3,365,946) 5,333,448
Shares
Collateral Held for Securities
Loaned ( 0.3% )
5,999,724 Thrivent Cash Management Trust 5,999,724
Total Collateral Held for
Securities Loaned
(cost $5,999,724) 5,999,724
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
301,305
7,010,000 6.000%,  5/16/2024
f
245,350
1,326,000 6.000%,  11/15/2026
f
46,410
1,410,000 5.375%,  4/12/2027
f
49,350
210,000 5.500%,  4/12/2037
f
7,140
Total 649,555
Total Long-Term Fixed Income
(cost $7,583,707) 649,555
Shares or
Principal
Amount Short-Term Investments ( 7.6% )
Federal Home Loan Bank Discount
Notes
2,700,000 0.095%,  1/6/2021
g,h
2,699,989
1,200,000 0.095%,  1/7/2021
g,h
1,199,993
1,200,000 0.060%,  1/12/2021
g,h
1,199,981
1,300,000 0.085%,  1/14/2021
g,h
1,299,975
200,000 0.096%,  1/15/2021
g,h
199,996
2,400,000 0.073%,  1/19/2021
g,h
2,399,930
100,000 0.100%,  1/20/2021
g,h
99,997
3,500,000 0.070%,  1/26/2021
g,h
3,499,850
3,300,000 0.053%,  1/27/2021
g,h
3,299,852
100,000 0.090%,  2/3/2021
g,h
99,993
400,000 0.070%,  2/9/2021
g,h
399,968
100,000 0.080%,  2/24/2021
g,h
99,989
1,700,000 0.077%,  3/10/2021
g,h
1,699,724
5,000,000 0.090%,  3/26/2021
g,h
4,998,988
1,700,000 0.070%,  3/30/2021
g,h
1,699,639
Shares or
Principal
Amount Short-Term Investments (7.6%) Value
Thrivent Core Short-Term Reserve
Fund
11,421,735 0.240% $ 114,217,353
Total Short-Term Investments
(cost $138,988,970) 139,115,217
Total Investments (cost
$1,550,622,748) 100.1% $1,825,443,842
Other Assets and Liabilities,
Net (0.1%) (1,889,977)
Total Net Assets 100.0% $1,823,553,865
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $39,517,254 or
2.2% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Interest is not being accrued.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 5,744,752
Total lending $5,744,752
Gross amount payable upon return of
collateral for securities loaned $5,999,724
Net amounts due to counterparty
$254,972
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SDR - Swedish Depository Receipt

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 295,656,892
Gross unrealized depreciation (45,106,415)
Net unrealized appreciation (depreciation) $ 250,550,477
Cost for federal income tax purposes $ 1,577,124,182
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 97,034,968 6,366,418 90,668,549 1
Consumer Discretionary 216,078,195 20,759,002 195,319,193 –
Consumer Staples 128,593,385 620,593 127,972,792 –
Energy 71,042,719 2,911,064 68,131,655 –
Financials 285,522,444 2,079,807 283,442,637 –
Health Care 170,792,185 – 170,792,185 –
Industrials 260,367,569 247,743 260,119,826 –
Information Technology 194,910,355 18,272,404 176,632,835 5,116
Materials 142,851,600 1,606,440 141,245,160 –
Real Estate 65,622,173 – 65,622,173 –
Utilities 41,530,305 27,695 41,502,610 –
Preferred Stock
Consumer Discretionary 1,635,972 – 1,635,972 –
Consumer Staples 988,964 – 988,964 –
Financials 218,328 – 218,328 –
Industrials 220,088 – 220,088 –
Information Technology 2,270,096 – 2,270,096 –
Long-Term Fixed Income
Energy 649,555 – 649,555 –
Short-Term Investments 24,897,864 – 24,897,864 –
Subtotal Investments in Securities $1,705,226,765 $52,891,166 $1,652,330,482 $5,117
Other Investments  * Total
Affiliated Short-Term Investments 114,217,353
Collateral Held for Securities Loaned 5,999,724
Subtotal Other Investments $120,217,077
Total Investments at Value $1,825,443,842
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,724,405 3,724,405 – –
Total Asset Derivatives $3,724,405 $3,724,405 $– $–
Liability Derivatives
Futures Contracts 1,493,588 1,493,588 – –
Total Liability Derivatives $1,493,588 $1,493,588 $– $–

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$24,897,864 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 686 March 2021 $ 104,237,721 $ 771,729
Eurex Euro STOXX 50 Index 2,523 March 2021 107,480,878 1,659,977
ICE mini MSCI EAFE Index 604 March 2021 63,057,461 1,292,699
Total Futures Long Contracts $ 274,776,060 $ 3,724,405
ICE US mini MSCI Emerging Markets Index (783) March 2021 ( $ 48,939,442) ( $ 1,493,588)
Total Futures Short Contracts ( $ 48,939,442) ($1,493,588)
Total Futures Contracts $ 225,836,618 $2,230,817
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for International
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 771,729
Total Foreign Exchange Contracts 771,729
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,952,676
Total Equity Contracts 2,952,676
Total Asset Derivatives $3,724,405
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,493,588
Total Equity Contracts 1,493,588
Total Liability Derivatives $1,493,588
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (57,529,030)
Total Equity Contracts
(57,529,030)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 6,865,483
Total Foreign Exchange Contracts 6,865,483
Total ($50,663,547)

International Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (407,393)
Total Foreign Exchange Contracts (407,393)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 898,784
Total Equity Contracts 898,784
Total $491,391
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended December 31,
2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $206,982,288
Futures - Short (62,669,654)
Foreign Exchange Contracts
Futures - Long 99,495,054
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $242,400 $591,585 $719,789 $114,217 11,422 6.2%
Total Affiliated Short-Term Investments 242,400 114,217 6.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,877 151,816 158,693 6,000 6,000 0.3
Total Collateral Held for Securities Loaned 12,877 6,000 0.3
Total Value $255,277 $120,217
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(105) $126 $ – $1,392
Total Income/Non Income Cash from Affiliated
Investments $1,392
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 125
Total Affiliated Income from Securities Loaned, Net $125
Total Value $(105) $126 $0

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Australia (6.7%)
1,855 Afterpay, Ltd.
a
$ 168,630
5,437 AGL Energy, Ltd. 50,185
29,985 AMP, Ltd. 36,034
2,179 Ampol, Ltd. 47,783
10,295 APA Group 76,600
5,014 Aristocrat Leisure, Ltd. 120,391
1,689 ASX, Ltd. 93,735
16,375 Aurizon Holdings, Ltd. 49,198
15,624 AusNet Services, Ltd. 21,175
24,746 Australia and New Zealand
Banking Group, Ltd. 434,246
25,703 BHP Group, Ltd. 839,835
4,386 BlueScope Steel, Ltd. 59,232
13,120 Brambles, Ltd. 107,614
814 CIMIC Group, Ltd.
a
15,311
4,422 Coca-Cola Amatil, Ltd. 44,061
574 Cochlear, Ltd. 83,755
11,639 Coles Group, Ltd. 162,614
15,446 Commonwealth Bank of Australia 981,780
4,247 Computershare, Ltd. 47,792
3,123 Crown Resorts, Ltd. 23,243
3,965 CSL, Ltd. 866,324
9,521 DEXUS Property Group 69,055
14,161 Evolution Mining, Ltd. 54,497
14,776 Fortescue Metals Group, Ltd. 266,890
14,479 Goodman Group 211,647
16,996 GPT Group 59,118
21,288 Insurance Australia Group, Ltd. 77,256
6,005 Lendlease Corporation, Ltd. 60,715
2,997 Macquarie Group, Ltd. 319,898
1,122 Magellan Financial Group, Ltd. 46,471
24,029 Medibank Private, Ltd. 55,655
34,352 Mirvac Group 69,768
28,707 National Australia Bank, Ltd. 500,473
7,120 Newcrest Mining, Ltd. 142,099
6,463 Northern Star Resources, Ltd. 63,169
3,541 Orica, Ltd. 41,415
15,367 Origin Energy, Ltd. 56,418
8,064 Qantas Airways, Ltd.
a
30,238
12,819 QBE Insurance Group, Ltd. 83,560
1,598 Ramsay Health Care, Ltd. 76,785
460 REA Group, Ltd. 52,692
3,239 Rio Tinto, Ltd. 284,843
15,449 Santos, Ltd. 74,815
45,287 Scentre Group 97,276
2,926 SEEK, Ltd. 64,152
3,949 Sonic Healthcare, Ltd. 97,844
42,285 South32, Ltd. 80,814
20,809 Stockland 67,183
11,165 Suncorp Group, Ltd. 84,022
11,538 Sydney Airport, Ltd.
a
57,111
18,524 Tabcorp Holdings, Ltd. 55,771
36,320 Telstra Corporation, Ltd. 83,413
3,112 TPG Telecom, Ltd.
a
17,284
23,874 Transurban Group
a
251,580
6,291 Treasury Wine Estates, Ltd. 45,508
33,762 Vicinity Centres 41,746
903 Washington H. Soul Pattinson and
Company, Ltd. 21,005
9,893 Wesfarmers, Ltd. 384,513
31,986 Westpac Banking Corporation 475,994
1,271 Wisetech Global, Ltd. 30,206
8,327 Woodside Petroleum, Ltd. 146,103
Shares Common Stock (97.8%) Value
Australia (6.7%) - continued
11,021 Woolworths, Ltd. $ 334,052
Total 9,462,592
Austria (0.2%)
2,438 Erste Group Bank AG
a
74,268
1,285 OMV AG 51,326
1,241 Raiffeisen Bank International AG
a
25,219
594 Verbund AG 50,464
973 Voestalpine AG 34,727
Total 236,004
Belgium (0.9%)
1,528 Ageas SA NV 81,147
6,648 Anheuser-Busch InBev NV 463,806
464 Colruyt SA 27,475
259 Elia System Operator SA 30,914
370 Galapagos NV
a
36,620
986 Groupe Bruxelles Lambert SA 99,382
2,180 KBC Groep NV
a
152,558
1,275 Proximus SA 25,185
134 Sofina SA 45,329
647 Solvay SA 76,303
1,103 UCB SA 113,937
1,720 Umicore SA 82,672
Total 1,235,328
Bermuda (0.2%)
6,000 CK Infrastructure Holdings, Ltd. 32,222
10,200 Hongkong Land Holdings, Ltd. 42,128
1,900 Jardine Matheson Holdings, Ltd. 106,400
1,900 Jardine Strategic Holdings, Ltd. 47,272
Total 228,022
Cayman Islands (0.3%)
2,600 ASM Pacific Technology, Ltd. 34,337
15,000 Budweiser Brewing Company
APAC, Ltd.
b
49,550
14,600 ESR Cayman, Ltd.
a,b
52,409
1,832 Melco Resorts & Entertainment.
Ltd. ADR 33,984
21,200 Sands China, Ltd. 92,589
83,500 WH Group, Ltd.
b
70,019
15,000 Wharf Real Estate Investment
Company, Ltd. 77,957
13,200 Wynn Macau, Ltd.
a
22,208
Total 433,053
Denmark (2.5%)
28 A.P. Moller - Maersk AS, Class A 57,842
53 A.P. Moller - Maersk AS, Class B 117,938
1,426 Ambu AS 61,260
899 Carlsberg AS 144,121
920 Christian Hansen Holding AS
a
95,056
1,037 Coloplast AS 158,587
6,018 Danske Bank AS
a
99,462
925 Demant AS
a
36,561
1,806 DSV AS 303,520
571 Genmab AS
a
231,537
1,117 GN Store Nord AS 89,041
584 H. Lundbeck AS 19,993
15,024 Novo Nordisk AS 1,048,062
1,816 Novozymes AS 103,439
1,651 Orsted AS
b
337,803

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Denmark (2.5%) - continued
873 Pandora AS $ 97,704
70 Rockwool International AS 26,198
1,318 TRYG AS 41,453
1,718 Vestas Wind Systems AS 405,842
Total 3,475,419
Finland (1.2%)
1,241 Elisa Oyj 68,030
3,875 Fortum Oyj 93,620
2,383 Kesko Oyj 61,163
2,966 KONE Oyj 241,669
3,691 Neste Oil Oyj 267,979
49,332 Nokia Oyj
a
190,535
28,269 Nordea Bank Abp
a
231,676
924 Orion Oyj 42,444
4,110 Sampo Oyj 175,716
5,076 Stora Enso Oyj 97,193
4,657 UPM-Kymmene Oyj 173,666
3,872 Wartsila Corporation 38,752
Total 1,682,443
France (10.1%)
1,589 Accor SA
a
57,650
249 Aeroports de Paris SA
a
32,215
4,131 Air Liquide SA 677,260
2,187 Alstom SA
a
124,569
529 Amundi SA
a,b
43,114
603 Arkema SA 68,996
864 AtoS
a
78,896
16,876 AXA SA 404,724
361 bioMerieux 50,809
9,814 BNP Paribas SA
a
518,099
7,399 Bollore SA 30,633
1,990 Bouygues SA 81,844
2,563 Bureau Veritas SA
a
68,418
1,405 Capgemini SA 218,550
5,350 Carrefour SA 91,615
1,481 Cie Generale des Etablissements
Michelin 190,688
1,439 CNP Assurances
a
23,379
4,515 Compagnie de Saint-Gobain
a
207,654
453 Covivio 41,568
10,068 Credit Agricole SA
a
127,278
5,392 Danone SA 354,825
21 Dassault Aviation
a
22,867
1,153 Dassault Systemes SE 233,850
2,152 Edenred 122,214
739 Eiffage SA
a
71,433
5,416 Electricite de France
a
85,704
15,936 Engie
a
244,298
2,482 EssilorLuxottica 386,779
330 Eurazeo SE
a
22,423
723 Faurecia
a
37,044
400 Gecina SA 62,199
3,839 Groupe Eurotunnel SA
a
66,419
276 Hermes International 296,775
124 Iliad SA 25,453
316 Ipsen SA 26,129
661 Kering SA 479,707
1,650 Klepierre SA 37,214
721 La Francaise des Jeux SAEM
b
33,048
2,330 Legrand SA 207,789
2,196 L'Oreal SA 837,883
Shares Common Stock (97.8%) Value
France (10.1%) - continued
2,422 LVMH Moet Hennessy Louis Vuitton
SE $ 1,516,166
7,931 Natixis
a
27,176
17,407 Orange SA 207,229
451 Orpea
a
59,140
1,828 Pernod-Ricard SA 351,059
5,132 Peugeot SA
a
140,542
1,890 Publicis Groupe SA 93,935
197 Remy Cointreau SA 36,771
1,677 Renault SA
a
73,405
2,796 Safran SA
a
396,286
9,886 Sanofi 958,175
241 Sartorius Stedim Biotech 85,734
4,700 Schneider Electric SE 679,275
1,383 SCOR SE
a
44,860
198 SEB SA 36,003
7,074 Societe Generale
a
147,058
772 Sodexo SA 65,291
3,015 SUEZ 59,755
512 Teleperformance SA 169,973
930 Thales SA 85,088
21,992 Total SE 949,218
799 UbiSoft Entertainment SA
a
76,998
1,998 Valeo SA 78,809
4,702 Veolia Environnement SA 115,938
4,542 Vinci SA 452,423
7,241 Vivendi SA 233,553
225 Wendel SA 26,851
2,089 Worldline SA
a,b
202,941
Total 14,161,664
Germany (8.7%)
1,661 Adidas AG
a
604,277
3,640 Allianz SE 894,244
8,014 BASF SE 633,444
8,572 Bayer AG 504,984
2,889 Bayerische Motoren Werke AG 254,972
238 Bechtle AG 51,870
880 Beiersdorf AG 101,164
1,348 Brenntag AG 104,822
351 Carl Zeiss Meditec AG 46,549
8,742 Commerzbank AG
a
56,495
960 Continental AG 142,881
1,601 Covestro AG
b
98,643
7,468 Daimler AG 529,324
1,129 Delivery Hero AG
a,b
176,562
17,131 Deutsche Bank AG
a
188,422
1,658 Deutsche Boerse AG 282,310
2,504 Deutsche Lufthansa AG
a
33,132
8,631 Deutsche Post AG 427,541
29,081 Deutsche Telekom AG 530,801
2,983 Deutsche Wohnen AG 159,156
19,589 E.ON SE 216,912
1,830 Evonik Industries AG 59,812
1,860 Fresenius Medical Care AG &
Company KGaA 155,099
3,648 Fresenius SE & Company KGaA 168,689
583 Fuchs Petrolub SE 32,894
1,339 GEA Group AG 47,892
526 Hannover Rueckversicherung SE 83,821
1,298 HeidelbergCement AG 96,643
1,289 HelloFresh SE
a
99,706
907 Henkel AG & Company KGaA 87,399
207 Hochtief AG 20,143
11,394 Infineon Technologies AG 435,118

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Germany (8.7%) - continued
567 KION Group AG $ 49,171
633 Knorr-Bremse AG 86,362
725 Lanxess AG 55,136
623 LEG Immobilien AG 96,655
1,128 Merck KGaA 193,467
463 MTU Aero Engines AG 120,689
1,222 Muenchener Rueckversicherungs-
Gesellschaft AG 363,086
504 Nemetschek SE 37,456
1,336 Porsche Automobil Holding SE 92,286
855 PUMA SE
a
96,210
45 Rational AG 41,863
5,605 RWE AG 237,131
9,111 SAP SE 1,180,039
310 Sartorius Aktiengesellschaft 130,565
939 Scout24 AG
b
76,729
6,675 Siemens AG 961,504
3,487 Siemens Energy AG
a
127,796
2,345 Siemens Healthineers AG
b
120,676
1,123 Symrise AG 149,295
1,316 TeamViewer AG
a,b
70,692
8,731 Telefonica Deutschland Holding AG 24,047
1,756 Uniper SE 60,845
931 United Internet AG 39,190
283 Volkswagen AG 59,006
4,550 Vonovia SE 332,303
1,335 Zalando SE
a,b
148,493
Total 12,276,413
Hong Kong (2.7%)
105,400 AIA Group, Ltd. 1,284,417
11,000 Bank of East Asia, Ltd. 23,532
32,500 BOC Hong Kong (Holdings), Ltd. 98,515
22,500 CK Asset Holdings, Ltd. 115,130
23,500 CK Hutchison Holdings, Ltd. 164,073
14,500 CLP Holdings, Ltd. 134,076
19,000 Galaxy Entertainment Group, Ltd. 147,906
18,000 Hang Lung Properties, Ltd. 47,435
6,700 Hang Seng Bank, Ltd. 115,629
13,000 Henderson Land Development
Company, Ltd. 50,501
22,000 HK Electric Investments, Ltd. 21,652
32,000 HKT Trust and HKT, Ltd. 41,502
93,250 Hong Kong and China Gas
Company, Ltd. 139,512
10,500 Hong Kong Exchanges & Clearing,
Ltd. 575,943
18,000 Link REIT 163,472
13,500 MTR Corporation, Ltd. 75,501
13,000 New World Development Company,
Ltd. 60,481
36,612 PCCW, Ltd. 22,047
12,000 Power Assets Holdings, Ltd. 64,988
28,000 Sino Land Company, Ltd. 36,437
17,000 SJM Holdings, Ltd. 19,060
11,500 Sun Hung Kai Properties, Ltd. 147,073
4,500 Swire Pacific, Ltd. 24,788
9,800 Swire Properties, Ltd. 28,493
12,000 Techtronic Industries Company,
Ltd. 171,521
16,000 Xinyi Glass Holdings Company,
Ltd. 44,753
Total 3,818,437
Shares Common Stock (97.8%) Value
Ireland (0.8%)
6,849 CRH plc $ 291,263
860 DCC plc 60,856
1,419 Flutter Entertainment plc
a
288,531
3,868 James Hardie Industries plc
a
114,636
1,387 Kerry Group plc 201,451
1,345 Kingspan Group plc
a
94,314
2,138 Smurfit Kappa Group plc 99,356
Total 1,150,407
Isle of Man (<0.1%)
5,092 Entain plc
a
78,981
Total 78,981
Israel (0.6%)
356 Azrieli Group, Ltd. 22,626
9,908 Bank Hapoalim, Ltd.
a
68,051
12,677 Bank Leumi Le-Israel BM 74,829
979 Check Point Software Technologies,
Ltd.
a
130,119
338 CyberArk Software, Ltd.
a
54,617
222 Elbit Systems, Ltd. 29,265
5,905 Israel Chemicals, Ltd. 30,143
10,156 Israel Discount Bank, Ltd. 39,213
1,182 Mizrahi Tefahot Bank, Ltd. 27,419
547 Nice, Ltd.
a
154,756
9,561 Teva Pharmaceutical Industries,
Ltd. ADR
a
92,264
481 Wix.com, Ltd.
a
120,231
Total 843,533
Italy (1.9%)
1,086 Amplifon SPA
a
45,140
9,626 Assicurazioni Generali SPA 168,535
4,323 Atlantia SPA
a
78,064
5,068 Davide Campari-Milano NV 58,091
220 DiaSorin SPA 45,934
70,966 Enel SPA 722,056
22,196 Eni SPA 231,718
5,319 Finecobank Banca Fineco SPA
a
87,721
2,932 Infrastrutture Wireless Italiane SPA
b
35,543
144,287 Intesa Sanpaolo SPA
a
341,052
5,419 Mediobanca SPA
a
50,162
1,691 Moncler SPA
a
103,963
3,834 Nexi Spa
a,b
76,293
4,558 Poste Italiane SPA
b
46,622
2,106 Prysmian SPA 74,958
912 Recordati SPA 50,715
17,595 Snam SPA 99,369
72,958 Telecom Italia SPA 33,863
50,541 Telecom Italia SPA Savings Shares 26,335
12,276 Terna Rete Elettrica Nazionale SPA 94,331
18,545 UniCredit SPA
a
173,754
Total 2,644,219
Japan (24.9%)
300 ABC-MART, Inc. 16,681
3,300 ACOM Company, Ltd. 14,090
1,700 Advantest Corporation 127,333
5,700 Aeon Company, Ltd. 186,996
900 AEON Mall Company, Ltd. 14,864
1,700 AGC, Inc. 59,447
1,600 Air Water, Inc. 28,469
1,400 Aisin Seiki Company, Ltd. 41,985

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (24.9%) - continued
4,100 Ajinomoto Company, Inc. $ 92,905
1,600 Alfresca Holdings Corporation 29,327
1,400 All Nippon Airways Company, Ltd.
a
30,934
2,800 Amada Holdings Company, Ltd. 30,812
4,007 Asahi Group Holdings, Ltd. 165,017
1,700 Asahi Intecc Company, Ltd. 62,093
10,900 Asahi Kasei Corporation 111,726
16,200 Astellas Pharmaceutical, Inc. 250,837
1,100 Azbil Corporation 60,172
1,700 Bandai Namco Holdings, Inc. 147,221
500 Bank of Kyoto, Ltd. 26,069
4,700 Bridgestone Corporation 154,141
1,900 Brother Industries, Ltd. 39,223
800 Calbee, Inc. 24,116
8,700 Canon, Inc. 168,541
800 Capcom Company, Ltd. 51,882
1,700 Casio Computer Company, Ltd. 31,111
1,300 Central Japan Railway Company 183,824
400 Century Tokyo Leasing Corporation 31,744
4,400 Chiba Bank, Ltd. 24,280
5,600 Chubu Electric Power Company,
Inc. 67,581
5,900 Chugai Pharmaceutical Company,
Ltd. 314,795
2,400 Chugoku Electric Power Company,
Inc. 28,165
1,100 Coca-Cola Bottlers Japan, Inc. 17,182
9,000 Concordia Financial Group, Ltd. 31,748
200 COSMOS Pharmaceutical
Corporation 32,296
900 CyberAgent, Inc. 62,086
2,100 Dai Nippon Printing Company, Ltd. 37,774
900 Daifuku Company, Ltd. 111,371
9,400 Dai-Ichi Mutual Life Insurance
Company, Ltd. 141,615
14,800 Daiichi Sankyo Company, Ltd. 507,199
2,200 Daikin Industries, Ltd. 489,428
600 Daito Trust Construction Company,
Ltd. 56,073
4,900 Daiwa House Industry Company,
Ltd. 145,690
17 Daiwa House REIT Investment
Corporation 42,056
12,600 Daiwa Securities Group, Inc. 57,391
3,800 Denso Corporation 226,179
1,900 Dentsu Group, Inc. 56,547
300 DISCO Corporation 101,110
2,600 East Japan Railway Company 173,460
2,200 Eisai Company, Ltd. 157,329
26,800 Eneos Holdings, Inc. 96,258
1,700 FANUC Corporation 419,643
500 Fast Retailing Company, Ltd. 448,340
1,100 Fuji Electric Company, Ltd. 39,706
3,100 FUJIFILM Holdings NPV 163,531
1,700 Fujitsu, Ltd. 245,710
1,500 Fukuoka Financial Group, Inc. 26,737
36 GLP J-Reit 56,808
400 GMO Payment Gateway, Inc. 53,753
2,000 Hakuhodo Dy Holdings, Inc. 27,482
1,200 Hamamatsu Photonics KK 68,657
2,000 Hankyu Hanshin Holdings, Inc. 66,524
300 Harmonic Drive Systems, Inc. 26,846
200 Hikari Tsushin, Inc. 46,927
2,400 Hino Motors, Ltd. 20,488
300 Hirose Electric Company, Ltd. 45,531
Shares Common Stock (97.8%) Value
Japan (24.9%) - continued
400 Hisamitsu Pharmaceutical
Company, Inc. $ 23,776
900 Hitachi Construction Machinery
Company, Ltd. 25,590
1,900 Hitachi Metals, Ltd. 28,888
8,400 Hitachi, Ltd. 331,542
14,200 Honda Motor Company, Ltd. 400,671
400 Hoshizaki Corporation 36,730
3,300 Hoya Corporation 457,033
2,500 Hulic Company, Ltd. 27,500
900 IBIDEN Company, Ltd. 42,073
1,700 Idemitsu Kosan Company, Ltd. 37,429
1,300 Iida Group Holdings Company, Ltd. 26,284
8,900 Inpex Corporation 47,991
4,800 Isuzu Motors, Ltd. 45,694
500 ITO EN, Ltd. 31,661
11,800 ITOCHU Corporation 339,369
800 ITOCHU Techno-Solutions
Corporation 28,566
1,200 Japan Airlines Company, Ltd.
a
23,141
400 Japan Airport Terminal Company,
Ltd. 24,275
4,400 Japan Exchange Group, Inc. 112,428
3,400 Japan Post Bank Company, Ltd. 27,947
13,700 Japan Post Holdings Company,
Ltd. 106,711
2,000 Japan Post Insurance Company,
Ltd. 41,008
11 Japan Real Estate Investment
Corporation 63,562
23 Japan Retail Fund Investment
Corporation 41,859
10,500 Japan Tobacco, Inc. 214,065
4,300 JFE Holdings, Inc.
a
41,286
1,800 JSR Corporation 50,189
3,800 Kajima Corporation 50,977
1,200 Kakaku.com, Inc. 32,848
6,100 Kansai Electric Power Company,
Inc. 57,694
1,500 Kansai Paint Company, Ltd. 46,238
4,200 Kao Corporation 324,476
14,100 KDDI Corporation 418,069
800 Keihan Holdings Company, Ltd. 38,355
1,900 Keikyu Corporation 32,596
900 Keio Corporation 69,827
1,100 Keisei Electric Railway Company,
Ltd. 37,235
1,600 Keyence Corporation 900,027
1,300 Kikkoman Corporation 90,476
1,500 Kintetsu Group Holdings Company,
Ltd. 65,738
7,200 Kirin Holdings Company, Ltd. 170,014
400 Kobayashi Pharmaceutical
Company, Ltd. 48,891
1,100 Kobe Bussan Company, Ltd. 33,797
400 Koei Tecmo Holdings Company,
Ltd. 24,419
900 Koito Manufacturing Company, Ltd. 61,250
7,600 Komatsu, Ltd. 209,747
800 Konami Holdings Corporation 45,013
300 KOSE Corporation 51,264
9,100 Kubota Corporation 198,813
2,700 Kuraray Company, Ltd. 28,747
900 Kurita Water Industries, Ltd. 34,402
2,800 Kyocera Corporation 171,860

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (24.9%) - continued
2,400 Kyowa Hakko Kirin Company, Ltd. $ 65,539
3,200 Kyushu Electric Power Company,
Inc. 27,606
1,300 Kyushu Railway Company 28,045
700 Lasertec Corporation 82,161
400 Lawson, Inc. 18,614
2,000 Lion Corporation 48,449
2,300 LIXIL Group Corporation 49,879
3,800 M3, Inc. 358,976
2,000 Makita Corporation 100,314
14,400 Marubeni Corporation 95,939
1,700 Marui Group Company, Ltd. 29,937
4,800 Mazda Motor Corporation 32,131
600 McDonald's Holdings Company
(Japan), Ltd. 29,077
1,600 Medipal Holdings Corporation 30,089
1,000 MEIJI Holdings Company, Ltd. 70,380
700 Mercari, Inc.
a
31,030
3,200 Minebea Company, Ltd. 63,663
2,500 MISUMI Group, Inc. 82,068
11,200 Mitsubishi Chemical Holdings
Corporation 67,853
11,700 Mitsubishi Corporation 288,427
15,900 Mitsubishi Electric Corporation 240,307
10,300 Mitsubishi Estate Company, Ltd. 165,550
1,400 Mitsubishi Gas Chemical Company,
Inc. 32,194
2,800 Mitsubishi Heavy Industries, Ltd. 85,753
106,700 Mitsubishi UFJ Financial Group,
Inc. 472,427
3,400 Mitsubishi UFJ Lease & Finance
Company, Ltd. 16,326
14,200 Mitsui & Company, Ltd. 260,347
1,600 Mitsui Chemicals, Inc. 47,001
8,000 Mitsui Fudosan Company, Ltd. 167,517
800 Miura Company, Ltd. 44,662
21,030 Mizuho Financial Group, Inc. 266,917
1,100 MonotaRO Company, Ltd. 55,868
3,900 MS and AD Insurance Group
Holdings, Inc. 118,658
5,000 Murata Manufacturing Company,
Ltd. 452,648
1,000 Nabtesco Corporation 43,893
1,600 Nagoya Railroad Company, Ltd. 42,217
2,300 NEC Corporation 123,532
4,200 NEXON Company, Ltd. 129,591
2,200 NGK Insulators, Ltd. 33,994
1,300 NGK Spark Plug Company, Ltd. 22,200
700 NH Foods, Ltd. 30,831
3,900 Nidec Corporation 493,381
1,300 Nihon M&A Center, Inc. 86,935
1,000 Nintendo Company, Ltd. 641,941
13 Nippon Building Fund, Inc. 75,396
600 Nippon Express Company, Ltd. 40,360
1,300 Nippon Paint Holdings Company,
Ltd. 142,847
18 Nippon Prologis REIT, Inc. 56,233
1,300 Nippon Sanso Holdings
Corporation 24,182
400 Nippon Shinyaku Company, Ltd. 26,256
7,000 Nippon Steel Corporation
a
90,280
11,200 Nippon Telegraph & Telephone
Corporation 287,381
1,300 Nippon Yusen Kabushiki Kaisha 30,330
1,100 Nissan Chemical Industries, Ltd. 68,975
Shares Common Stock (97.8%) Value
Japan (24.9%) - continued
20,300 Nissan Motor Company, Ltd.
a
$ 110,034
1,700 Nisshin Seifun Group, Inc. 27,081
600 Nissin Foods Holdings Company,
Ltd. 51,429
700 Nitori Holdings Company, Ltd. 146,371
1,400 Nitto Denko Corporation 125,412
27,400 Nomura Holdings, Inc. 144,866
1,000 Nomura Real Estate Holdings, Inc. 22,174
36 Nomura Real Estate Master Fund,
Inc. 51,517
2,800 Nomura Research Institute, Ltd. 100,166
3,000 NSK, Ltd. 26,108
5,500 NTT Data Corporation 75,286
5,700 Obayashi Corporation 49,217
600 OBIC Company, Ltd. 120,587
2,600 Odakyu Electric Railway Company,
Ltd. 81,661
7,500 Oji Holdings Corporation 42,698
10,200 Olympus Corporation 223,318
1,600 OMRON Corporation 142,834
3,200 Ono Pharmaceutical Company, Ltd. 96,431
300 Oracle Corporation Japan 39,106
1,700 Oriental Land Company, Ltd. 280,893
11,500 ORIX Corporation 176,917
23 ORIX JREIT, Inc. 38,050
3,300 Osaka Gas Company, Ltd. 67,642
900 Otsuka Corporation 47,472
3,400 Otsuka Holdings Company, Ltd. 145,678
3,600 Pan Pacific International Holdings
Company 83,173
19,300 Panasonic Corporation 224,985
800 PeptiDream, Inc.
a
40,694
1,500 Persol Holdings Company, Ltd. 27,100
1,000 Pigeon Corporation 41,273
800 Pola Orbis Holdings, Inc. 16,245
7,500 Rakuten, Inc. 72,171
11,800 Recruit Holdings Company, Ltd. 495,635
6,800 Renesas Electronics Corporation
a
71,176
18,100 Resona Holdings, Inc. 63,364
5,800 Ricoh Company, Ltd. 38,140
300 Rinnai Corporation 34,873
800 Rohm Company, Ltd. 77,553
2,100 Ryohin Keikaku Company, Ltd. 42,976
3,100 Santen Pharmaceutical Company,
Ltd. 50,348
2,100 SBI Holdings, Inc. 49,957
500 SCSK Corporation 28,593
1,800 Secom Company, Ltd. 166,053
1,500 Sega Sammy Holdings, Inc. 23,679
1,800 Seibu Holdings, Inc. 17,657
2,400 Seiko Epson Corporation 35,664
3,100 Sekisui Chemical Company, Ltd. 58,780
5,400 Sekisui House, Ltd. 110,008
6,600 Seven & I Holdings Company, Ltd. 233,710
2,800 SG Holdings Company, Ltd. 76,346
1,900 Sharp Corporation 28,870
1,900 Shimadzu Corporation 73,853
200 SHIMAMURA Company, Ltd. 21,015
600 Shimano, Inc. 140,447
4,800 Shimizu Corporation 34,941
3,100 Shin-Etsu Chemical Company, Ltd. 544,099
1,300 Shinsei Bank, Ltd. 16,060
2,300 Shionogi & Company, Ltd. 125,745
3,500 Shiseido Company, Ltd. 242,285
3,600 Shizuoka Bank, Ltd. 26,425

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (24.9%) - continued
500 SMC Corporation $ 305,369
25,100 SoftBank Corporation 315,055
13,700 SoftBank Group Corporation 1,063,601
600 Sohgo Security Services Company,
Ltd. 31,125
2,900 Sompo Holdings, Inc. 117,574
11,000 Sony Corporation 1,108,449
800 Square Enix Holdings Company,
Ltd. 48,504
1,100 Stanley Electric Company, Ltd. 35,485
1,000 Start Today Company, Ltd. 24,634
5,400 Subaru Corporation 108,048
2,300 Sumco Corporation 50,504
13,000 Sumitomo Chemical Company, Ltd. 52,400
10,400 Sumitomo Corporation 137,831
1,500 Sumitomo Dainippon Pharma
Company, Ltd. 22,169
6,600 Sumitomo Electric Industries, Ltd. 87,455
2,000 Sumitomo Metal Mining Company,
Ltd. 88,962
11,400 Sumitomo Mitsui Financial Group,
Inc. 353,379
2,900 Sumitomo Mitsui Trust Holdings,
Inc. 89,479
2,700 Sumitomo Realty & Development
Company, Ltd. 83,357
600 Sundrug Company, Ltd. 23,980
1,200 Suntory Beverage and Food, Ltd. 42,503
600 Suzuken Company, Ltd. 21,704
3,200 Suzuki Motor Corporation 148,338
1,500 Sysmex Corporation 180,490
4,700 T&D Holdings, Inc. 55,596
1,000 Taiheiyo Cement Corporation 25,049
1,700 Taisei Corporation 58,648
300 Taisho Pharmaceutical Holdings
Company, Ltd. 20,230
13,800 Takeda Pharmaceutical Company,
Ltd. 499,413
1,100 TDK Corporation 165,972
1,600 Teijin, Ltd. 30,109
5,600 Terumo Corporation 234,339
1,100 THK Company, Ltd. 35,575
2,000 TIS, Inc. 40,999
1,600 Tobu Railway Company, Ltd. 47,706
1,000 Toho Company, Ltd. 42,179
600 Toho Gas Company, Ltd. 39,750
3,600 Tohoku Electric Power Company,
Inc. 29,712
5,500 Tokio Marine Holdings, Inc. 283,369
12,600 Tokyo Electric Power Company,
Inc.
a
33,282
1,300 Tokyo Electron, Ltd. 485,632
3,300 Tokyo Gas Company, Ltd. 76,379
4,400 Tokyu Corporation 54,670
5,100 Tokyu Fudosan Holdings
Corporation 27,242
2,300 Toppan Printing Company, Ltd. 32,480
12,100 Toray Industries, Inc. 71,770
3,400 Toshiba Corporation 95,229
2,300 Tosoh Corporation 35,936
1,200 TOTO, Ltd. 72,226
800 Toyo Suisan Kaisha, Ltd. 38,934
600 Toyoda Gosei Company, Ltd. 17,409
1,300 Toyota Industries Corporation 103,286
18,500 Toyota Motor Corporation 1,427,647
Shares Common Stock (97.8%) Value
Japan (24.9%) - continued
1,900 Toyota Tsusho Corporation $ 76,886
1,200 Trend Micro, Inc. 69,088
300 TSURUHA Holdings, Inc. 42,661
3,500 Unicharm Corporation 165,991
25 United Urban Investment
Corporation 30,950
1,900 USS Company, Ltd. 38,420
800 Welcia Holdings Company, Ltd. 30,178
1,400 West Japan Railway Company 73,304
1,075 Yakult Honsha Company, Ltd. 54,214
6,100 Yamada Denki Company, Ltd. 32,409
1,200 Yamaha Corporation 70,709
2,400 Yamaha Motor Company, Ltd. 48,987
2,700 Yamato Holdings Company, Ltd. 68,938
1,100 Yamazaki Baking Company, Ltd. 18,372
2,100 Yaskawa Electric Corporation 104,696
2,000 Yokogawa Electric Corporation 39,890
23,100 Z Holdings Corporation 139,784
Total 35,046,485
Jersey (0.3%)
7,996 Experian plc 303,758
10,691 WPP plc 115,848
Total 419,606
Luxembourg (0.3%)
6,254 Arcelor Mittal
a
143,028
8,717 Aroundtown SA 64,993
8,717 Aroundtown SA, Rights
a,c
1
1,157 Eurofins Scientific SE
a
97,004
3,215 SES SA 30,173
3,959 Tenaris SA 32,083
Total 367,282
Netherlands (4.8%)
3,691 ABN AMRO Group NV
a,b
36,168
158 Adyen NV
a,b
367,118
15,613 Aegon NV 62,278
5,131 Airbus Group NV
a
563,094
1,684 Akzo Nobel NV 180,750
5,536 Altice Europe NV
a
35,855
390 Argenx SE
a
114,925
3,714 ASML Holding NV 1,798,223
8,929 CNH Industrial NV
a
112,241
946 EXOR NV 76,840
1,100 Ferrari NV 255,134
9,614 Fiat Chrysler Automobiles NV
a
173,686
1,005 Heineken Holding NV 94,598
2,262 Heineken NV 252,073
34,034 ING Groep NV
a
316,441
654 JDE Peet's BV
a
29,666
1,103 Just Eat Takeaway.com NV
a,b
124,366
31,170 Koninklijke (Royal) KPN NV 94,734
9,604 Koninklijke Ahold Delhaize NV 270,940
1,504 Koninklijke DSM NV 258,643
7,949 Koninklijke Philips NV
a
428,190
590 Koninklijke Vopak NV 30,986
2,515 NN Group NV 108,723
4,253 Prosus NV 459,231
2,014 Qiagen NV
a
104,443
1,040 Randstad Holding NV
a
67,322
5,561 STMicroelectronics NV 205,732

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Netherlands (4.8%) - continued
2,382 Wolters Kluwer NV $ 200,962
Total 6,823,362
New Zealand (0.4%)
6,476 a2 Milk Company, Ltd.
a
56,325
10,921 Auckland International Airport, Ltd.
a
59,723
5,016 Fisher & Paykel Healthcare
Corporation, Ltd. 119,124
5,711 Mercury NZ, Ltd. 26,877
11,180 Meridian Energy, Ltd. 59,876
3,490 Ryman Healthcare, Ltd. 38,289
16,029 Spark New Zealand, Ltd. 54,294
1,059 Xero, Ltd.
a
120,196
Total 534,704
Norway (0.6%)
2,092 Adevinta ASA
a
35,167
8,273 DnB ASA
a
162,115
8,527 Equinor ASA 143,906
1,745 Gjensidige Forsikring ASA 38,947
3,835 Mowi ASA 85,428
11,734 Norsk Hydro ASA 54,611
6,553 Orkla ASA 66,529
660 Schibsted ASA, Class A
a
28,129
822 Schibsted ASA, Class B
a
30,513
6,047 Telenor ASA 102,646
1,521 Yara International ASA 63,099
Total 811,090
Papua New Guinea (<0.1%)
17,223 Oil Search, Ltd. 49,360
Total 49,360
Portugal (0.2%)
24,232 EDP - Energias de Portugal SA 152,092
4,374 Galp Energia SGPS SA 46,348
2,196 Jeronimo Martins SGPS SA 36,914
Total 235,354
Singapore (1.0%)
28,054 Ascendas REIT 63,331
39,478 CapitaLand Integrated Commercial
Trust 64,563
23,000 CapitaLand, Ltd. 57,069
3,800 City Developments, Ltd. 22,907
15,700 DBS Group Holdings, Ltd. 297,526
50,700 Genting Singapore, Ltd. 32,653
12,700 Keppel Corporation, Ltd. 51,719
18,000 Mapletree Commercial Trust 29,016
25,223 Mapletree Logistics Trust 38,389
28,863 Oversea-Chinese Banking
Corporation, Ltd. 219,950
11,700 Singapore Airlines, Ltd.
a
37,963
7,000 Singapore Exchange, Ltd. 49,168
13,600 Singapore Technologies
Engineering, Ltd. 39,360
71,200 Singapore Telecommunications,
Ltd. 124,325
16,500 Suntec REIT
a
18,609
10,300 United Overseas Bank, Ltd. 175,558
3,900 United Overseas Land, Ltd. 22,741
2,400 Venture Corporation, Ltd. 35,289
Shares Common Stock (97.8%) Value
Singapore (1.0%) - continued
16,800 Wilmar International, Ltd. $ 59,150
Total 1,439,286
Spain (2.4%)
2,334 ACS Actividades de Construccion y
Servicios, SA 77,542
589 Aena SA
a,b
102,397
3,931 Amadeus IT Holding SA 290,174
58,179 Banco Bilbao Vizcaya Argentaria
SA 288,369
151,302 Banco Santander SA
a
471,808
31,314 CaixaBank SA 80,485
2,760 Cellnex Telecom SA
a,b
165,745
2,172 Enagas SA 47,783
2,771 Endesa SA 76,005
4,247 Ferrovial SA 117,431
2,603 Grifols SA 75,998
52,636 Iberdrola SA 756,390
9,518 Industria de Diseno Textil SA 302,098
2,576 Naturgy Energy Group SA 59,902
3,777 Red Electrica Corporacion SA 77,546
12,772 Repsol SA 128,666
12,772 Repsol SA, Rights
a
4,380
2,080 Siemens Gamesa Renewable
Energy SA 84,461
41,843 Telefonica SA 166,435
41,843 Telefonica SA, Rights
a,c
9,061
Total 3,382,676
Supranational (0.1%)
1,208 Unibail-Rodamco-Westfield 94,084
Total 94,084
Sweden (3.1%)
932 AB Industrivarden, Class A
a
31,052
1,393 AB Industrivarden, Class C
a
45,025
2,745 Alfa Laval AB
a
75,807
8,745 Assa Abloy AB 216,107
5,859 Atlas Copco AB, Class A 301,131
3,405 Atlas Copco AB, Class B 152,842
2,386 Boliden AB 84,649
1,968 Electrolux AB 45,789
5,750 Epiroc AB, Class A 104,505
3,403 Epiroc AB, Class B 57,448
2,079 EQT AB 52,773
5,310 Essity Aktiebolag 171,084
1,396 Evolution Gaming Group AB
b
140,346
884 Fastighets AB Balder
a
46,157
7,010 Hennes & Mauritz AB
a
147,154
2,456 Hexagon AB 225,171
3,647 Husqvarna AB 47,331
878 ICA Gruppen AB 43,918
1,241 Investment AB Latour 30,060
3,974 Investor AB 289,241
2,111 Kinnevik AB 106,050
663 L E Lundbergforetagen AB
a
35,569
1,622 Lundin Energy AB 43,961
2,721 NIBE Industrier AB 89,232
9,850 Sandvik AB
a
242,936
2,732 Securitas AB 44,077
14,200 Skandinaviska Enskilda Banken
AB
a
146,224
2,968 Skanska AB 75,637
3,322 SKF AB 86,436

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Sweden (3.1%) - continued
5,286 Svenska Cellulosa AB SCA
a
$ 92,421
13,575 Svenska Handelsbanken AB
a
136,836
7,902 Swedbank AB
a
138,604
1,415 Swedish Match AB 110,116
4,357 Tele2 AB 57,635
25,467 Telefonaktiebolaget LM Ericsson 302,942
21,410 Telia Company AB 88,420
12,466 Volvo AB
a
295,109
Total 4,399,795
Switzerland (9.9%)
16,080 ABB, Ltd. 451,031
1,352 Adecco SA 90,048
4,290 Alcon, Inc.
a
284,839
405 Baloise Holding AG 71,957
253 Banque Cantonale Vaudoise 27,539
26 Barry Callebaut AG 61,962
1 Chocoladefabriken Lindt and
Spruengli AG 100,441
1,738 Clariant AG 36,873
1,747 Coca-Cola HBC AG 56,573
4,555 Compagnie Financiere Richemont
SA 411,508
8,754 Compagnie Financiere Richemont
SA, Warrants (Expires
11/22/2023)
a
2,274
21,357 Credit Suisse Group AG 275,738
71 EMS-CHEMIE Holding AG 68,299
1,962 Ferguson plc 238,384
323 Geberit AG 202,189
81 Givaudan SA 342,697
87,194 Glencore Xstrata plc
a
276,911
1,953 Julius Baer Group, Ltd. 112,515
471 Kuehne & Nagel International AG 106,878
4,568 LafargeHolcim, Ltd. 250,728
9 Lindt & Spruengli AG 87,725
1,435 Logitech International SA 139,331
650 Lonza Group AG 418,708
25,137 Nestle SA 2,971,478
19,373 Novartis AG 1,824,122
163 Partners Group Holding AG 191,532
6,130 Roche Holding AG 2,135,070
176 Schindler Holding AG 47,572
355 Schindler Holding AG, Participation
Certificate 96,005
53 SGS SA 159,762
1,237 Sika AG 337,198
478 Sonova Holding AG
a
124,325
90 Straumann Holding AG 105,428
252 Swatch Group AG, Bearer Shares 68,743
441 Swatch Group AG, Registered
Shares 23,273
265 Swiss Life Holding AG 123,615
663 Swiss Prime Site AG 64,995
2,493 Swiss Re AG 234,873
226 Swisscom AG 121,709
582 Temenos AG 81,090
31,988 UBS Group AG 450,386
397 Vifor Pharma AG 62,398
1,313 Zurich Insurance Group AG 553,326
Total 13,892,048
United Kingdom (13.0%)
8,491 3i Group plc 134,302
Shares Common Stock (97.8%) Value
United Kingdom (13.0%) - continued
1,668 Admiral Group plc $ 65,956
10,704 Anglo American plc 353,470
3,441 Antofagasta plc 67,510
3,920 Ashtead Group plc 184,636
3,108 Associated British Foods plc
a
95,959
11,450 AstraZeneca plc 1,141,719
8,428 Auto Trader Group plc
b
68,602
1,002 Aveva Group plc 43,746
34,270 Aviva plc 152,434
28,067 BAE Systems plc 187,173
151,361 Barclays plc
a
303,645
8,885 Barratt Developments plc
a
81,228
1,097 Berkeley Group Holdings plc 70,962
18,428 BHP Group plc 486,581
176,805 BP plc 610,110
20,018 British American Tobacco plc 743,407
7,681 British Land Company plc 51,444
77,876 BT Group plc
a
140,369
2,939 Bunzl plc 98,127
3,531 Burberry Group plc
a
86,228
1,783 Coca-Cola European Partners plc 88,847
15,565 Compass Group plc 290,309
1,217 Croda International plc 109,445
20,395 Diageo plc 807,006
11,906 Direct Line Insurance Group plc 52,073
4,261 Evraz plc 27,232
1,607 Fresnillo plc 24,821
43,778 GlaxoSmithKline plc 801,050
3,313 Halma plc 110,954
2,897 Hargreaves Lansdown plc 60,322
1,508 Hikma Pharmaceuticals plc 51,831
177,708 HSBC Holdings plc
a
917,906
8,258 Imperial Brands plc 173,208
13,107 Informa plc
a
98,006
1,514 InterContinental Hotels Group plc
a
98,130
1,408 Intertek Group plc 108,755
15,519 J Sainsbury plc 47,701
3,821 JD Sports Fashion plc
a
44,890
1,689 Johnson Matthey plc 55,958
18,411 Kingfisher plc
a
68,031
6,146 Land Securities Group plc 56,765
52,062 Legal & General Group plc 189,736
617,643 Lloyds TSB Group plc
a
307,931
2,760 London Stock Exchange Group plc 340,685
22,685 M&G plc 61,231
42,390 Melrose Industries plc
a
103,279
4,237 Mondi plc 99,281
30,715 National Grid plc 362,973
42,317 Natwest Group plc
a
96,736
1,160 Next plc
a
111,855
4,242 Ocado Group plc
a
132,648
6,437 Pearson plc 59,080
2,783 Persimmon plc 105,038
4,795 Phoenix Group Holdings plc 45,951
22,763 Prudential plc 418,566
6,206 Reckitt Benckiser Group plc 553,913
16,855 RELX plc 412,399
16,180 Rentokil Initial plc
a
112,810
9,790 Rio Tinto plc 736,925
73,010 Rolls-Royce Holdings plc
a
110,496
35,784 Royal Dutch Shell plc, Class A 627,524
32,337 Royal Dutch Shell plc, Class B 548,071
9,027 RSA Insurance Group plc 83,670
9,519 Sage Group plc 75,583
1,085 Schroders plc 49,472

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
United Kingdom (13.0%) - continued
10,391 SEGRO plc $ 134,831
2,083 Severn Trent plc 65,027
7,640 Smith & Nephew plc 158,702
3,457 Smiths Group plc 71,107
643 Spirax-Sarco Engineering plc 99,256
9,071 SSE plc 185,803
4,684 St. James's Place plc 72,481
23,408 Standard Chartered plc
a
148,640
19,566 Standard Life Aberdeen plc 74,997
31,798 Taylor Wimpey plc
a
71,926
85,451 Tesco plc 269,664
22,923 Unilever plc 1,374,779
5,950 United Utilities Group plc 72,775
234,046 Vodafone Group plc 384,418
1,761 Whitbread plc
a
74,590
21,012 William Morrison Supermarkets plc 50,843
Total 18,316,540
Total Common Stock
(cost $105,517,732) 137,538,187
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
477 Bayerische Motoren Werke AG 32,133
1,555 Henkel AG & Company KGaA 175,332
1,619 Volkswagen AG 302,563
Total 510,028
Total Preferred Stock
(cost $379,209) 510,028
Shares or
Principal
Amount Short-Term Investments ( 1.8% )
Federal Home Loan Bank Discount
Notes
200,000 0.095%,  1/6/2021
d,e
199,999
400,000 0.070%,  1/26/2021
d,e
399,983
Thrivent Core Short-Term Reserve
Fund
193,452 0.240% 1,934,523
Total Short-Term Investments
(cost $2,534,501) 2,534,505
Total Investments (cost
$108,431,442) 99.9% $140,582,720
Other Assets and Liabilities,
Net 0.1% 91,164
Total Net Assets 100.0% $140,673,884
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $2,643,879 or
1.9% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 32,073,822
Gross unrealized depreciation (772,112)
Net unrealized appreciation (depreciation) $ 31,301,710
Cost for federal income tax purposes $ 109,327,145

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,971,265 – 6,962,204 9,061
Consumer Discretionary 16,286,716 33,984 16,252,732 –
Consumer Staples 15,440,094 88,847 15,351,247 –
Energy 4,415,433 – 4,415,433 –
Financials 23,267,935 – 23,267,935 –
Health Care 17,228,348 92,264 17,136,084 –
Industrials 20,629,731 – 20,629,731 –
Information Technology 12,990,010 304,967 12,685,043 –
Materials 10,585,502 – 10,585,502 –
Real Estate 4,334,316 – 4,334,315 1
Utilities 5,388,837 – 5,388,837 –
Preferred Stock
Consumer Discretionary 334,696 – 334,696 –
Consumer Staples 175,332 – 175,332 –
Short-Term Investments 599,982 – 599,982 –
Subtotal Investments in Securities $138,648,197 $520,062 $138,119,073 $9,062
Other Investments  * Total
Affiliated Short-Term Investments 1,934,523
Subtotal Other Investments $1,934,523
Total Investments at Value $140,582,720
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 46,135 46,135 – –
Total Asset Derivatives $46,135 $46,135 $– $–
The following table presents International Index Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$299,991 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 24 March 2021 $ 2,510,825 $ 46,135
Total Futures Long Contracts $ 2,510,825 $ 46,135
Total Futures Contracts $ 2,510,825 $46,135

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 46,135
Total Equity Contracts 46,135
Total Asset Derivatives $46,135
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,207,157
Total Equity Contracts
1,207,157
Total $1,207,157
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 46,135
Total Equity Contracts 46,135
Total $46,135
The following table presents International Index Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,735,035
Futures - Short (19,994)

International Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
4/29/2020
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $5,000 $36,462 $39,529 $1,935 193 1.4%
Total Affiliated Short-Term Investments 5,000 1,935 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 239 239 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $5,000 $1,935
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/29/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $2 $– $ – $7
Total Income/Non Income Cash from Affiliated
Investments $7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $2 $– $–

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (15.4%)
352,086 Activision Blizzard, Inc. $ 32,691,185
82,107 Alphabet, Inc., Class A
a
143,904,013
236,739 Facebook, Inc.
a
64,667,625
552,498 Live Nation Entertainment, Inc.
a
40,597,553
738,006 Twitter, Inc.
a
39,963,025
1,029,529 Uber Technologies, Inc.
a
52,505,979
Total 374,329,380
Consumer Discretionary (20.0%)
80,740 Amazon.com, Inc.
a
262,964,528
260,080 Aptiv plc 33,885,823
18,298 Booking Holdings, Inc.
a
40,754,586
31,215 Chipotle Mexican Grill, Inc.
a
43,286,153
152,311 Home Depot, Inc. 40,456,848
94,855 Tesla, Inc.
a
66,936,328
Total 488,284,266
Consumer Staples (0.5%)
350,170 BJ's Wholesale Club Holdings,
Inc.
a
13,054,338
Total 13,054,338
Financials (4.9%)
319,679 American Express Company 38,652,388
904,106 Charles Schwab Corporation 47,953,782
102,203 S&P Global, Inc. 33,597,192
Total 120,203,362
Health Care (14.2%)
94,231 Amgen, Inc. 21,665,592
263,445 Cerner Corporation 20,675,164
67,800 Dexcom, Inc.
a
25,067,016
306,704 Edwards Lifesciences Corporation
a
27,980,606
68,113 Humana, Inc. 27,944,721
45,140 Intuitive Surgical, Inc.
a
36,929,034
265,510 Novo Nordisk AS ADR 18,545,873
94,540 Stryker Corporation 23,166,082
110,753 Teladoc Health, Inc.
a,b
22,146,170
69,121 Thermo Fisher Scientific, Inc. 32,195,179
106,990 Veeva Systems, Inc.
a
29,128,027
121,093 Vertex Pharmaceuticals, Inc.
a
28,619,120
198,853 Zoetis, Inc. 32,910,171
Total 346,972,755
Industrials (3.2%)
130,124 Honeywell International, Inc. 27,677,375
76,042 Lockheed Martin Corporation 26,993,389
93,214 Norfolk Southern Corporation 22,148,579
Total 76,819,343
Information Technology (37.8%)
167,647 Adobe, Inc.
a
83,843,618
1,437,763 Apple, Inc. 190,776,773
279,017 MasterCard, Inc. 99,592,328
686,965 Microsoft Corporation 152,794,755
124,736 NVIDIA Corporation 65,137,139
417,146 PayPal Holdings, Inc.
a
97,695,593
200,192 QUALCOMM, Inc. 30,497,249
248,584 Salesforce.com, Inc.
a
55,317,397
115,111 ServiceNow, Inc.
a
63,360,548
18,248 Shopify Inc.
a
20,655,824
Shares Common Stock (98.6%) Value
Information Technology (37.8%) - continued
283,083 Square, Inc.
a
$ 61,610,184
Total 921,281,408
Materials (1.2%)
136,603 Ecolab, Inc. 29,555,425
Total 29,555,425
Real Estate (1.4%)
148,927 American Tower Corporation 33,428,154
Total 33,428,154
Total Common Stock
(cost $1,254,701,103) 2,403,928,431
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
8,370,405 Thrivent Cash Management Trust 8,370,405
Total Collateral Held for
Securities Loaned
(cost $8,370,405) 8,370,405
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
5,886 Airbnb, Inc., Series D,
Convertible
a,c
820,861
Total 820,861
Total Preferred Stock
(cost $119,819) 820,861
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
3,706,647 0.240% 37,066,473
Total Short-Term Investments
(cost $37,035,706) 37,066,473
Total Investments (cost
$1,300,227,033) 100.5% $2,450,186,170
Other Assets and Liabilities, Net
(0.5%) (11,094,042)
Total Net Assets 100.0% $2,439,092,128
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth
Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 8,058,388
Total lending $8,058,388
Gross amount payable upon return of
collateral for securities loaned $8,370,405
Net amounts due to counterparty
$312,017

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,148,622,317
Gross unrealized depreciation (1,927,022)
Net unrealized appreciation (depreciation) $ 1,146,695,295
Cost for federal income tax purposes $ 1,303,490,875
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 374,329,380 374,329,380 – –
Consumer Discretionary 488,284,266 488,284,266 – –
Consumer Staples 13,054,338 13,054,338 – –
Financials 120,203,362 120,203,362 – –
Health Care 346,972,755 346,972,755 – –
Industrials 76,819,343 76,819,343 – –
Information Technology 921,281,408 921,281,408 – –
Materials 29,555,425 29,555,425 – –
Real Estate 33,428,154 33,428,154 – –
Preferred Stock
Consumer Discretionary 820,861 – – 820,861
Subtotal Investments in Securities $2,404,749,292 $2,403,928,431 $– $820,861
Other Investments  * Total
Affiliated Short-Term Investments 37,066,473
Collateral Held for Securities Loaned 8,370,405
Subtotal Other Investments $45,436,878
Total Investments at Value $2,450,186,170
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $20,434 $351,612 $334,968 $37,066 3,707 1.5%
Total Affiliated Short-Term Investments 20,434 37,066 1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,542 113,062 108,234 8,370 8,370 0.4
Total Collateral Held for Securities Loaned 3,542 8,370 0.4
Total Value $23,976 $45,436
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(43) $31 $ – $235
Total Income/Non Income Cash from Affiliated
Investments $235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $(43) $31 $1

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.4% ) Value
Communications Services (9.9%)
33,558 Activision Blizzard, Inc. $ 3,115,860
13,054 Alphabet, Inc., Class A
a
22,878,963
12,604 Alphabet, Inc., Class C
a
22,080,696
309,419 AT&T, Inc. 8,898,890
42,875 CenturyLink, Inc. 418,031
6,336 Charter Communications, Inc.
a
4,191,581
198,256 Comcast Corporation 10,388,614
6,961 Discovery, Inc., Class A
a,b
209,456
12,809 Discovery, Inc., Class C
a
335,468
10,737 DISH Network Corporation
a
347,235
12,595 Electronic Arts, Inc. 1,808,642
104,383 Facebook, Inc.
a
28,513,260
14,657 Fox Corporation, Class A 426,812
6,717 Fox Corporation, Class B 193,987
16,936 Interpublic Group of Companies,
Inc. 398,335
6,209 Live Nation Entertainment, Inc.
a
456,237
16,976 News Corporation, Class A 305,059
5,365 News Corporation, Class B 95,336
9,334 Omnicom Group, Inc. 582,162
4,994 Take-Two Interactive Software,
Inc.
a
1,037,703
25,330 T-Mobile US, Inc.
a
3,415,751
34,535 Twitter, Inc.
a
1,870,070
179,681 Verizon Communications, Inc. 10,556,259
24,532 ViacomCBS, Inc. 914,062
78,613 Walt Disney Company
a
14,243,103
Total 137,681,572
Consumer Discretionary (13.4%)
2,946 Advance Auto Parts, Inc. 464,024
18,519 Amazon.com, Inc.
a
60,315,087
11,725 Aptiv plc 1,527,650
1,006 AutoZone, Inc.
a
1,192,553
10,007 Best Buy Company, Inc. 998,599
1,778 Booking Holdings, Inc.
a
3,960,086
10,617 BorgWarner, Inc. 410,241
7,125 CarMax, Inc.
a
673,028
32,293 Carnival Corporation 699,466
1,215 Chipotle Mexican Grill, Inc.
a
1,684,853
14,398 D.R. Horton, Inc. 992,310
5,653 Darden Restaurants, Inc. 673,385
10,638 Dollar General Corporation 2,237,171
10,212 Dollar Tree, Inc.
a
1,103,305
1,711 Domino's Pizza, Inc. 656,100
28,435 eBay, Inc. 1,428,859
5,475 Etsy, Inc.
a
974,057
5,903 Expedia Group, Inc. 781,557
169,671 Ford Motor Company 1,491,408
8,932 Gap, Inc. 180,337
6,477 Garmin, Ltd. 775,038
54,691 General Motors Company 2,277,333
6,264 Genuine Parts Company 629,094
15,125 Hanesbrands, Inc. 220,523
5,534 Hasbro, Inc. 517,650
12,047 Hilton Worldwide Holdings, Inc. 1,340,349
46,747 Home Depot, Inc. 12,416,938
10,144 L Brands, Inc. 377,255
14,262 Las Vegas Sands Corporation 850,015
5,753 Leggett & Platt, Inc. 254,858
11,946 Lennar Corporation 910,644
12,158 LKQ Corporation
a
428,448
31,816 Lowe's Companies, Inc. 5,106,786
11,548 Marriott International, Inc. 1,523,412
32,354 McDonald's Corporation 6,942,521
Shares Common Stock (99.4%) Value
Consumer Discretionary (13.4%) - continued
17,801 MGM Resorts International $ 560,910
2,597 Mohawk Industries, Inc.
a
366,047
19,183 Netflix, Inc.
a
10,372,824
16,397 Newell Brands, Inc. 348,108
54,485 NIKE, Inc. 7,707,993
13,705 Norwegian Cruise Line Holdings,
Ltd.
a,b
348,518
152 NVR, Inc.
a
620,139
3,146 O'Reilly Automotive, Inc.
a
1,423,785
1,744 Pool Corporation 649,640
11,641 PulteGroup, Inc. 501,960
3,087 PVH Corporation 289,838
2,094 Ralph Lauren Corporation 217,232
15,458 Ross Stores, Inc. 1,898,397
8,085 Royal Caribbean Cruises, Ltd.
b
603,869
50,963 Starbucks Corporation 5,452,022
12,045 Tapestry, Inc. 374,359
21,744 Target Corporation 3,838,468
32,927 Tesla, Inc.
a
23,235,596
4,692 Tiffany & Company 616,763
52,133 TJX Companies, Inc. 3,560,163
5,058 Tractor Supply Company 711,054
2,446 Ulta Beauty, Inc.
a
702,393
8,186 Under Armour, Inc., Class A
a
140,554
8,450 Under Armour, Inc., Class C
a
125,736
13,886 VF Corporation 1,186,003
2,716 Whirlpool Corporation 490,211
4,215 Wynn Resorts, Ltd. 475,578
13,099 Yum! Brands, Inc. 1,422,027
Total 185,255,127
Consumer Staples (6.5%)
80,695 Altria Group, Inc. 3,308,495
24,159 Archer-Daniels-Midland Company 1,217,855
7,925 Brown-Forman Corporation 629,483
8,794 Campbell Soup Company 425,190
10,788 Church & Dwight Company, Inc. 941,037
5,473 Clorox Company 1,105,108
167,940 Coca-Cola Company 9,209,830
37,219 Colgate-Palmolive Company 3,182,597
21,212 Conagra Brands, Inc. 769,147
7,360 Constellation Brands, Inc. 1,612,208
19,159 Costco Wholesale Corporation 7,218,728
9,837 Estee Lauder Companies, Inc. 2,618,511
26,543 General Mills, Inc. 1,560,728
6,406 Hershey Company 975,826
12,191 Hormel Foods Corporation
b
568,223
4,954 J.M. Smucker Company 572,682
11,044 Kellogg Company 687,268
14,769 Kimberly-Clark Corporation 1,991,304
28,136 Kraft Heinz Company 975,194
33,622 Kroger Company 1,067,835
6,354 Lamb Weston Holdings, Inc. 500,314
10,799 McCormick & Company, Inc. 1,032,384
8,170 Molson Coors Beverage Company 369,202
62,099 Mondelez International, Inc. 3,630,929
16,046 Monster Beverage Corporation
a
1,483,934
60,006 PepsiCo, Inc. 8,898,890
67,620 Philip Morris International, Inc. 5,598,260
107,667 Procter & Gamble Company 14,980,786
22,117 Sysco Corporation 1,642,408
12,771 Tyson Foods, Inc. 822,963
31,207 Walgreens Boots Alliance, Inc. 1,244,535

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Consumer Staples (6.5%) - continued
60,197 Wal-Mart Stores, Inc. $ 8,677,398
Total 89,519,252
Energy (2.3%)
16,391 Apache Corporation 232,588
29,779 Baker Hughes Company 620,892
17,307 Cabot Oil & Gas Corporation 281,758
83,588 Chevron Corporation 7,059,007
8,524 Concho Resources, Inc. 497,375
46,372 ConocoPhillips 1,854,416
16,609 Devon Energy Corporation 262,588
6,859 Diamondback Energy, Inc. 331,976
25,331 EOG Resources, Inc. 1,263,257
183,595 Exxon Mobil Corporation 7,567,786
38,385 Halliburton Company 725,477
11,867 Hess Corporation 626,459
6,472 HollyFrontier Corporation 167,301
84,535 Kinder Morgan, Inc. 1,155,593
34,276 Marathon Oil Corporation 228,621
28,252 Marathon Petroleum Corporation 1,168,503
16,859 National Oilwell Varco, Inc. 231,474
36,391 Occidental Petroleum Corporation 629,928
19,296 ONEOK, Inc. 740,580
18,966 Phillips 66 1,326,482
7,139 Pioneer Natural Resources
Company 813,061
60,444 Schlumberger, Ltd. 1,319,493
18,343 TechnipFMC plc 172,424
17,707 Valero Energy Corporation 1,001,685
52,695 Williams Companies, Inc. 1,056,535
Total 31,335,259
Financials (10.4%)
28,366 Aflac, Inc. 1,261,436
13,203 Allstate Corporation 1,451,406
28,320 American Express Company 3,424,171
37,408 American International Group, Inc. 1,416,267
5,123 Ameriprise Financial, Inc. 995,553
9,927 Aon plc 2,097,277
8,351 Arthur J. Gallagher & Company 1,033,102
2,576 Assurant, Inc. 350,903
330,552 Bank of America Corporation 10,019,031
35,399 Bank of New York Mellon
Corporation 1,502,334
84,503 Berkshire Hathaway, Inc.
a
19,593,711
6,159 BlackRock, Inc. 4,443,965
19,861 Capital One Financial Corporation 1,963,260
4,691 Cboe Global Markets, Inc. 436,826
64,771 Charles Schwab Corporation 3,435,454
19,599 Chubb, Ltd. 3,016,678
6,497 Cincinnati Financial Corporation 567,643
90,401 Citigroup, Inc. 5,574,126
18,544 Citizens Financial Group, Inc. 663,133
15,588 CME Group, Inc. 2,837,795
6,039 Comerica, Inc. 337,339
13,308 Discover Financial Services 1,204,773
1,735 Everest Re Group, Ltd. 406,146
30,934 Fifth Third Bancorp 852,850
7,553 First Republic Bank 1,109,762
11,787 Franklin Resources, Inc. 294,557
14,940 Goldman Sachs Group, Inc. 3,939,827
15,559 Hartford Financial Services Group,
Inc. 762,080
44,173 Huntington Bancshares, Inc. 557,905
Shares Common Stock (99.4%) Value
Financials (10.4%) - continued
24,372 Intercontinental Exchange, Inc. $ 2,809,848
16,355 Invesco, Ltd. 285,068
132,356 J.P. Morgan Chase & Company 16,818,477
42,400 KeyCorp 695,784
7,888 Lincoln National Corporation 396,845
10,145 Loews Corporation 456,728
5,571 M&T Bank Corporation 709,188
1,648 MarketAxess Holdings, Inc. 940,283
22,023 Marsh & McLennan Companies,
Inc. 2,576,691
33,215 MetLife, Inc. 1,559,444
7,013 Moody's Corporation 2,035,453
62,060 Morgan Stanley 4,252,972
3,599 MSCI, Inc. 1,607,061
4,986 Nasdaq, Inc. 661,842
9,037 Northern Trust Corporation 841,706
18,448 People's United Financial, Inc. 238,533
18,398 PNC Financial Services Group,
Inc. 2,741,302
11,094 Principal Financial Group, Inc. 550,373
25,427 Progressive Corporation 2,514,222
17,195 Prudential Financial, Inc. 1,342,414
5,292 Raymond James Financial, Inc. 506,286
41,704 Regions Financial Corporation 672,268
10,447 S&P Global, Inc. 3,434,242
15,319 State Street Corporation 1,114,917
2,249 SVB Financial Group
a
872,230
23,575 Synchrony Financial 818,288
9,832 T. Rowe Price Group, Inc. 1,488,467
4,181 Torchmark Corporation 397,028
10,999 Travelers Companies, Inc. 1,543,930
58,537 Truist Financial Corporation 2,805,678
59,524 U.S. Bancorp 2,773,223
8,843 Unum Group 202,858
6,113 W.R. Berkley Corporation 406,025
179,524 Wells Fargo & Company 5,418,034
5,597 Willis Towers Watson plc 1,179,176
7,122 Zions Bancorporations NA 309,380
Total 143,525,574
Health Care (13.4%)
76,958 Abbott Laboratories 8,426,131
76,659 AbbVie, Inc. 8,214,012
1,962 ABIOMED, Inc.
a
636,080
13,287 Agilent Technologies, Inc. 1,574,377
9,503 Alexion Pharmaceuticals, Inc.
a
1,484,749
3,116 Align Technology, Inc.
a
1,665,128
6,386 AmerisourceBergen Corporation 624,295
25,278 Amgen, Inc. 5,811,918
10,799 Anthem, Inc. 3,467,451
22,180 Baxter International, Inc. 1,779,723
12,593 Becton, Dickinson and Company 3,151,020
6,682 Biogen, Inc.
a
1,636,155
935 Bio-Rad Laboratories, Inc.
a
545,049
62,176 Boston Scientific Corporation
a
2,235,227
98,121 Bristol-Myers Squibb Company 6,086,446
12,741 Cardinal Health, Inc. 682,408
7,151 Catalent, Inc.
a
744,205
25,175 Centene Corporation
a
1,511,255
13,312 Cerner Corporation 1,044,726
15,687 Cigna Holding Company 3,265,720
2,129 Cooper Companies, Inc. 773,508
56,835 CVS Health Corporation 3,881,831
27,452 Danaher Corporation 6,098,187
3,210 DaVita, Inc.
a
376,854

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Health Care (13.4%) - continued
9,490 Dentsply Sirona, Inc. $ 496,896
4,170 Dexcom, Inc.
a
1,541,732
27,062 Edwards Lifesciences Corporation
a
2,468,866
34,475 Eli Lilly and Company 5,820,759
54,430 Gilead Sciences, Inc. 3,171,092
11,460 HCA Healthcare, Inc. 1,884,712
6,199 Henry Schein, Inc.
a
414,465
11,160 Hologic, Inc.
a
812,783
5,746 Humana, Inc. 2,357,411
3,704 IDEXX Laboratories, Inc.
a
1,851,519
6,339 Illumina, Inc.
a
2,345,430
8,083 Incyte Corporation
a
703,059
5,104 Intuitive Surgical, Inc.
a
4,175,582
8,325 IQVIA Holding, Inc.
a
1,491,590
114,308 Johnson & Johnson 17,989,793
4,229 Laboratory Corporation of America
Holdings
a
860,813
6,972 McKesson Corporation 1,212,570
58,446 Medtronic plc 6,846,364
109,857 Merck & Company, Inc. 8,986,303
1,033 Mettler-Toledo International, Inc.
a
1,177,289
4,862 PerkinElmer, Inc. 697,697
5,927 Perrigo Company plc 265,055
241,352 Pfizer, Inc. 8,884,167
5,852 Quest Diagnostics, Inc. 697,383
4,553 Regeneron Pharmaceuticals, Inc.
a
2,199,600
6,292 ResMed, Inc. 1,337,428
3,705 STERIS plc 702,246
14,196 Stryker Corporation 3,478,588
2,022 Teleflex, Inc. 832,195
17,209 Thermo Fisher Scientific, Inc. 8,015,608
41,199 UnitedHealth Group, Inc. 14,447,665
3,375 Universal Health Services, Inc. 464,063
3,967 Varian Medical Systems, Inc.
a
694,265
11,291 Vertex Pharmaceuticals, Inc.
a
2,668,515
52,385 Viatris, Inc.
a
981,695
2,694 Waters Corporation
a
666,549
3,210 West Pharmaceutical Services,
Inc. 909,425
9,000 Zimmer Biomet Holdings, Inc. 1,386,810
20,637 Zoetis, Inc. 3,415,424
Total 185,069,861
Industrials (8.9%)
25,046 3M Company 4,377,790
5,881 A.O. Smith Corporation 322,396
5,370 Alaska Air Group, Inc. 279,240
3,996 Allegion plc 465,055
26,521 American Airlines Group, Inc.
b
418,236
9,990 AMETEK, Inc. 1,208,191
16,945 Arconic, Inc. 483,610
23,042 Boeing Company 4,932,371
5,903 C.H. Robinson Worldwide, Inc. 554,115
35,375 Carrier Global Corporation 1,334,345
23,589 Caterpillar, Inc. 4,293,670
3,816 Cintas Corporation 1,348,803
9,023 Copart, Inc.
a
1,148,177
32,349 Corteva, Inc. 1,252,553
33,207 CSX Corporation 3,013,535
6,427 Cummins, Inc. 1,459,572
13,607 Deere & Company 3,660,963
27,691 Delta Air Lines, Inc. 1,113,455
6,257 Dover Corporation 789,946
17,308 Eaton Corporation plc 2,079,383
25,968 Emerson Electric Company 2,087,048
Shares Common Stock (99.4%) Value
Industrials (8.9%) - continued
5,282 Equifax, Inc. $ 1,018,581
7,350 Expeditors International of
Washington, Inc. 699,059
24,928 Fastenal Company 1,217,234
10,490 FedEx Corporation 2,723,414
5,656 Flowserve Corporation 208,424
14,641 Fortive Corporation 1,036,876
6,032 Fortune Brands Home and
Security, Inc. 517,063
10,093 General Dynamics Corporation 1,502,040
380,364 General Electric Company 4,107,931
30,468 Honeywell International, Inc. 6,480,544
1,758 Huntington Ingalls Industries, Inc. 299,704
3,287 IDEX Corporation 654,770
16,183 IHS Markit, Ltd. 1,453,719
12,507 Illinois Tool Works, Inc. 2,549,927
16,140 Ingersoll - Rand, Inc.
a
735,338
5,628 Jacobs Engineering Group, Inc. 613,227
3,625 JB Hunt Transport Services, Inc. 495,356
31,433 Johnson Controls International plc 1,464,464
4,064 Kansas City Southern 829,584
9,123 L3Harris Technologies, Inc. 1,724,430
22,790 Linde Public Limited Company 6,005,393
10,691 Lockheed Martin Corporation 3,795,091
11,362 Masco Corporation 624,115
15,501 Nielsen Holdings plc 323,506
11,028 Norfolk Southern Corporation 2,620,363
6,732 Northrop Grumman Corporation 2,051,375
4,178 Old Dominion Freight Line, Inc. 815,462
17,681 Otis Worldwide Corporation 1,194,352
15,043 PACCAR, Inc. 1,297,910
5,593 Parker-Hannifin Corporation 1,523,589
7,223 Pentair, Ltd. 383,469
6,030 Quanta Services, Inc. 434,281
65,944 Raytheon Technologies
Corporation 4,715,655
9,134 Republic Services, Inc. 879,604
4,949 Robert Half International, Inc. 309,214
5,045 Rockwell Automation, Inc. 1,265,336
9,606 Rollins, Inc. 375,306
4,554 Roper Industries, Inc. 1,963,184
2,354 Snap-On, Inc. 402,864
25,630 Southwest Airlines Company 1,194,614
6,957 Stanley Black & Decker, Inc. 1,242,242
1,601 Teledyne Technologies, Inc.
a
627,560
9,938 Textron, Inc. 480,304
10,427 Trane Technologies plc 1,513,583
2,364 TransDigm Group, Inc.
a
1,462,961
29,260 Union Pacific Corporation 6,092,517
12,708 United Airlines Holdings, Inc.
a
549,621
31,056 United Parcel Service, Inc. 5,229,830
3,132 United Rentals, Inc.
a
726,342
7,060 Verisk Analytics, Inc. 1,465,585
5,849 Vontier Corporation
a
195,357
1,957 W.W. Grainger, Inc. 799,121
7,768 Wabtec Corporation 568,618
16,882 Waste Management, Inc. 1,990,894
7,826 Xylem, Inc. 796,609
Total 122,869,966
Information Technology (27.4%)
27,510 Accenture plc 7,185,887
20,830 Adobe, Inc.
a
10,417,500
52,223 Advanced Micro Devices, Inc.
a
4,789,371
7,069 Akamai Technologies, Inc.
a
742,174

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Information Technology (27.4%) - continued
12,990 Amphenol Corporation $ 1,698,702
16,043 Analog Devices, Inc. 2,370,032
3,729 ANSYS, Inc.
a
1,356,610
693,943 Apple, Inc. 92,079,297
39,656 Applied Materials, Inc. 3,422,313
2,365 Arista Networks, Inc.
a
687,198
9,548 Autodesk, Inc.
a
2,915,386
18,620 Automatic Data Processing, Inc. 3,280,844
17,564 Broadcom, Ltd. 7,690,397
5,020 Broadridge Financial Solutions,
Inc. 769,064
12,112 Cadence Design Systems, Inc.
a
1,652,440
6,209 CDW Corporation 818,284
183,477 Cisco Systems, Inc. 8,210,596
5,346 Citrix Systems, Inc. 695,515
23,215 Cognizant Technology Solutions
Corporation 1,902,469
33,174 Corning, Inc. 1,194,264
11,047 DXC Technology Company 284,460
2,675 F5 Networks, Inc.
a
470,639
26,943 Fidelity National Information
Services, Inc. 3,811,357
24,968 Fiserv, Inc.
a
2,842,856
3,621 FleetCor Technologies, Inc.
a
987,917
5,694 FLIR Systems, Inc. 249,568
5,850 Fortinet, Inc.
a
868,901
3,877 Gartner, Inc.
a
621,057
12,998 Global Payments, Inc. 2,800,029
55,883 Hewlett Packard Enterprise
Company 662,214
59,639 HP, Inc. 1,466,523
177,940 Intel Corporation 8,864,971
38,691 International Business Machines
Corporation 4,870,423
11,409 Intuit, Inc. 4,333,709
1,551 IPG Photonics Corporation
a
347,098
3,314 Jack Henry & Associates, Inc. 536,835
14,318 Juniper Networks, Inc. 322,298
8,046 Keysight Technologies, Inc.
a
1,062,796
6,707 KLA-Tencor Corporation 1,736,509
6,253 Lam Research Corporation 2,953,104
5,809 Leidos Holdings, Inc. 610,642
38,199 MasterCard, Inc. 13,634,751
11,607 Maxim Integrated Products, Inc. 1,028,961
11,306 Microchip Technology, Inc. 1,561,472
48,337 Micron Technology, Inc.
a
3,633,976
328,285 Microsoft Corporation 73,017,150
7,361 Motorola Solutions, Inc. 1,251,812
9,700 NetApp, Inc. 642,528
25,700 NortonLifeLock, Inc. 534,046
26,878 NVIDIA Corporation 14,035,692
82,364 Oracle Corporation 5,328,127
13,893 Paychex, Inc. 1,294,550
2,127 Paycom Software, Inc.
a
961,936
50,876 PayPal Holdings, Inc.
a
11,915,159
4,952 Qorvo, Inc.
a
823,369
49,109 QUALCOMM, Inc. 7,481,265
39,730 Salesforce.com, Inc.
a
8,841,117
9,706 Seagate Technology plc 603,325
8,471 ServiceNow, Inc.
a
4,662,693
7,211 Skyworks Solutions, Inc. 1,102,418
6,627 Synopsys, Inc.
a
1,717,983
14,361 TE Connectivity, Ltd. 1,738,686
7,210 Teradyne, Inc. 864,407
39,858 Texas Instruments, Inc. 6,541,894
Shares Common Stock (99.4%) Value
Information Technology (27.4%) - continued
1,751 Tyler Technologies, Inc.
a
$ 764,347
4,360 VeriSign, Inc.
a
943,504
73,628 Visa, Inc. 16,104,652
13,211 Western Digital Corporation 731,757
17,851 Western Union Company 391,651
7,236 Xerox Holdings Corporation 167,803
10,643 Xilinx, Inc. 1,508,858
2,315 Zebra Technologies Corporation
a
889,724
Total 379,301,862
Materials (2.1%)
9,597 Air Products and Chemicals, Inc. 2,622,092
4,622 Albemarle Corporation 681,837
68,105 Amcor plc 801,596
3,622 Avery Dennison Corporation 561,808
14,204 Ball Corporation 1,323,529
5,076 Celanese Corporation 659,575
9,288 CF Industries Holdings, Inc. 359,538
32,208 Dow, Inc. 1,787,544
31,865 DuPont de Nemours, Inc. 2,265,920
5,882 Eastman Chemical Company 589,847
10,783 Ecolab, Inc. 2,333,010
5,634 FMC Corporation 647,516
63,085 Freeport-McMoRan, Inc. 1,641,472
4,643 International Flavors & Fragrances,
Inc.
b
505,344
17,069 International Paper Company 848,671
11,164 LyondellBasell Industries NV 1,023,292
2,704 Martin Marietta Materials, Inc. 767,855
14,979 Mosaic Company 344,667
34,883 Newmont Mining Corporation 2,089,143
13,110 Nucor Corporation 697,321
4,118 Packaging Corporation of America 567,913
10,256 PPG Industries, Inc. 1,479,120
6,737 Sealed Air Corporation 308,487
3,549 Sherwin-Williams Company 2,608,196
5,754 Vulcan Materials Company 853,376
11,405 WestRock Company 496,460
Total 28,865,129
Real Estate (2.4%)
5,377 Alexandria Real Estate Equities,
Inc. 958,289
19,288 American Tower Corporation 4,329,385
6,062 AvalonBay Communities, Inc. 972,527
6,151 Boston Properties, Inc. 581,454
14,566 CBRE Group, Inc.
a
913,580
18,727 Crown Castle International
Corporation 2,981,151
12,165 Digital Realty Trust, Inc. 1,697,139
16,151 Duke Realty Corporation 645,555
3,869 Equinix, Inc. 2,763,162
14,871 Equity Residential 881,553
2,831 Essex Property Trust, Inc. 672,136
5,612 Extra Space Storage, Inc. 650,206
2,989 Federal Realty Investment Trust 254,424
23,376 Healthpeak Properties, Inc. 706,656
30,626 Host Hotels & Resorts, Inc. 448,058
12,513 Iron Mountain, Inc. 368,883
18,780 Kimco Realty Corporation 281,888
4,966 Mid-America Apartment
Communities, Inc. 629,143
32,098 Prologis, Inc. 3,198,887
6,604 Public Storage, Inc. 1,525,062

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Real Estate (2.4%) - continued
15,240 Realty Income Corporation $ 947,471
6,852 Regency Centers Corporation 312,383
4,825 SBA Communications Corporation 1,361,277
14,237 Simon Property Group, Inc. 1,214,131
3,151 SL Green Realty Corporation 187,737
12,787 UDR, Inc. 491,404
16,264 Ventas, Inc. 797,587
6,810 Vornado Realty Trust 254,285
18,120 Welltower, Inc. 1,170,914
32,411 Weyerhaeuser Company 1,086,741
Total 33,283,068
Utilities (2.7%)
28,881 AES Corporation 678,703
10,845 Alliant Energy Corporation 558,843
10,734 Ameren Corporation 837,896
21,554 American Electric Power
Company, Inc. 1,794,802
7,871 American Water Works Company,
Inc. 1,207,962
5,466 Atmos Energy Corporation 521,620
23,657 CenterPoint Energy, Inc. 511,937
12,433 CMS Energy Corporation 758,537
14,855 Consolidated Edison, Inc. 1,073,571
35,424 Dominion Energy, Inc. 2,663,885
8,405 DTE Energy Company 1,020,451
31,956 Duke Energy Corporation 2,925,891
16,436 Edison International, Inc. 1,032,509
8,694 Entergy Corporation 868,009
9,849 Evergy, Inc. 546,718
14,886 Eversource Energy 1,287,788
42,360 Exelon Corporation 1,788,439
23,560 FirstEnergy Corporation 721,172
85,065 NextEra Energy, Inc. 6,562,765
16,640 NiSource, Inc. 381,722
10,604 NRG Energy, Inc. 398,180
4,889 Pinnacle West Capital Corporation 390,876
33,383 PPL Corporation 941,401
21,964 Public Service Enterprise Group,
Inc. 1,280,501
12,526 Sempra Energy 1,595,938
45,863 Southern Company 2,817,364
13,697 WEC Energy Group, Inc. 1,260,535
22,816 Xcel Energy, Inc. 1,521,143
Total 37,949,158
Total Common Stock
(cost $613,025,680) 1,374,655,828
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,528,844 Thrivent Cash Management Trust 2,528,844
Total Collateral Held for
Securities Loaned
(cost $2,528,844) 2,528,844
Shares or
Principal
Amount Short-Term Investments ( 0.6% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.060%, 1/12/2021
c,d
599,991
300,000 0.096%, 1/15/2021
c,d
299,993
200,000 0.070%, 2/9/2021
c,d
199,984
Shares or
Principal
Amount Short-Term Investments (0.6%) Value
Thrivent Core Short-Term Reserve
Fund
787,344 0.240% $ 7,873,436
Total Short-Term Investments
(cost $8,973,399) 8,973,404
Total Investments (cost
$624,527,923) 100.2% $1,386,158,076
Other Assets and Liabilities, Net
(0.2%) (2,513,948)
Total Net Assets 100.0% $1,383,644,128
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 2,463,051
Total lending $2,463,051
Gross amount payable upon return of
collateral for securities loaned $2,528,844
Net amounts due to counterparty
$65,793
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 776,146,081
Gross unrealized depreciation (29,236,376)
Net unrealized appreciation (depreciation) $ 746,909,705
Cost for federal income tax purposes $ 639,468,548

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 137,681,572 137,681,572 – –
Consumer Discretionary 185,255,127 185,255,127 – –
Consumer Staples 89,519,252 89,519,252 – –
Energy 31,335,259 31,335,259 – –
Financials 143,525,574 143,525,574 – –
Health Care 185,069,861 185,069,861 – –
Industrials 122,869,966 122,869,966 – –
Information Technology 379,301,862 379,301,862 – –
Materials 28,865,129 28,865,129 – –
Real Estate 33,283,068 33,283,068 – –
Utilities 37,949,158 37,949,158 – –
Short-Term Investments 1,099,968 – 1,099,968 –
Subtotal Investments in Securities $1,375,755,796 $1,374,655,828 $1,099,968 $–
Other Investments  * Total
Affiliated Short-Term Investments 7,873,436
Collateral Held for Securities Loaned 2,528,844
Subtotal Other Investments $10,402,280
Total Investments at Value $1,386,158,076
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 220,177 220,177 – –
Total Asset Derivatives $220,177 $220,177 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$1,099,968 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 53 March 2021 $ 9,714,144 $ 220,177
Total Futures Long Contracts $ 9,714,144 $ 220,177
Total Futures Contracts $ 9,714,144 $220,177

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Large Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 220,177
Total Equity Contracts 220,177
Total Asset Derivatives $220,177
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 167,924
Total Equity Contracts
167,924
Total $167,924
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 147,408
Total Equity Contracts 147,408
Total $147,408
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $7,450,739
Futures - Short (15,779)

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $6,051 $72,481 $70,672 $7,873 787 0.5%
Total Affiliated Short-Term Investments 6,051 7,873 0.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,403 41,333 40,207 2,529 2,529 0.2
Total Collateral Held for Securities Loaned 1,403 2,529 0.2
Total Value $7,454 $10,402
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $13 $– $ – $57
Total Income/Non Income Cash from Affiliated
Investments $57
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $13 $– $0

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (7.9%)
14,067 Alphabet, Inc.
a
$ 24,643,696
958,916 Comcast Corporation 50,247,198
598,462 Discovery, Inc., Class A
a,b
18,007,722
906,390 Verizon Communications, Inc. 53,250,412
Total 146,149,028
Consumer Discretionary (6.9%)
178,393 Aptiv plc 23,242,824
10,811 AutoZone, Inc.
a
12,815,792
201,040 D.R. Horton, Inc. 13,855,677
265,285 Lowe's Companies, Inc. 42,580,895
56,229 Mohawk Industries, Inc.
a
7,925,478
265,264 Sony Corporation ADR 26,818,190
Total 127,238,856
Consumer Staples (4.1%)
83,992 Kimberly-Clark Corporation 11,324,641
85,646 Lamb Weston Holdings, Inc. 6,743,766
397,439 Wal-Mart Stores, Inc. 57,290,832
Total 75,359,239
Energy (5.3%)
665,072 BP plc ADR 13,647,278
198,773 Chevron Corporation 16,786,380
794,119 Devon Energy Corporation 12,555,021
464,916 Enterprise Products Partners, LP 9,107,704
148,268 Exxon Mobil Corporation 6,111,607
383,955 Halliburton Company 7,256,750
372,251 Marathon Petroleum Corporation 15,396,301
142,261 Pioneer Natural Resources
Company 16,202,105
Total 97,063,146
Financials (22.9%)
367,171 Aflac, Inc. 16,328,094
1,328,268 Bank of America Corporation 40,259,803
346,711 Capital One Financial Corporation 34,272,382
198,430 Charles Schwab Corporation 10,524,727
228,357 Chubb, Ltd. 35,148,710
532,859 Citigroup, Inc. 32,856,086
131,098 Comerica, Inc. 7,323,134
217,715 Discover Financial Services 19,709,739
35,628 Goldman Sachs Group, Inc. 9,395,460
440,645 J.P. Morgan Chase & Company 55,992,760
319,492 MetLife, Inc. 15,000,150
512,040 Morgan Stanley 35,090,101
206,882 Raymond James Financial, Inc. 19,792,401
415,182 Truist Financial Corporation 19,899,673
1,237,131 Wells Fargo & Company 37,336,614
293,750 Zions Bancorporations NA 12,760,500
46,745 Zurich Insurance Group AG 19,699,338
Total 421,389,672
Health Care (16.1%)
86,564 AbbVie, Inc. 9,275,333
72,486 Anthem, Inc. 23,274,530
32,821 Becton, Dickinson and Company 8,212,471
57,426 Biogen, Inc.
a
14,061,330
309,089 Centene Corporation
a
18,554,613
129,913 Cigna Holding Company 27,045,288
230,588 CVS Health Corporation 15,749,160
334,968 GlaxoSmithKline plc ADR 12,326,822
125,475 HCA Healthcare, Inc. 20,635,619
Shares Common Stock (98.0%) Value
Health Care (16.1%) - continued
312,843 Johnson & Johnson $ 49,235,231
370,219 Medtronic plc 43,367,454
548,053 Merck & Company, Inc. 44,830,735
56,230 Zimmer Biomet Holdings, Inc. 8,664,481
Total 295,233,067
Industrials (12.6%)
37,358 Boeing Company 7,996,854
127,246 Carlisle Companies, Inc. 19,873,280
569,125 Carrier Global Corporation 21,467,395
154,384 CSX Corporation 14,010,348
437,654 Delta Air Lines, Inc. 17,598,067
131,279 General Dynamics Corporation 19,536,941
637,887 Johnson Controls International plc 29,719,155
90,248 Kansas City Southern 18,422,324
77,534 L3Harris Technologies, Inc. 14,655,477
137,839 Otis Worldwide Corporation 9,311,025
98,245 Parker-Hannifin Corporation 26,762,920
256,194 Raytheon Technologies
Corporation 18,320,433
62,315 United Rentals, Inc.
a
14,451,472
Total 232,125,691
Information Technology (12.8%)
120,525 Apple, Inc. 15,992,462
1,201,037 Cisco Systems, Inc. 53,746,405
235,321 Microsoft Corporation 52,340,097
267,794 Oracle Corporation 17,323,594
199,267 QUALCOMM, Inc. 30,356,335
17,864 Samsung Electronics Company,
Ltd. GDR 32,490,853
154,276 Texas Instruments, Inc. 25,321,320
56,835 VMware, Inc.
a,b
7,971,677
Total 235,542,743
Materials (4.5%)
561,429 Axalta Coating Systems, Ltd.
a
16,028,798
565,454 CF Industries Holdings, Inc. 21,888,724
128,975 Eastman Chemical Company 12,933,613
103,130 LyondellBasell Industries NV 9,452,896
29,164 Martin Marietta Materials, Inc. 8,281,701
257,508 Nucor Corporation 13,696,851
Total 82,282,583
Real Estate (2.3%)
271,444 American Campus Communities,
Inc. 11,609,660
66,329 AvalonBay Communities, Inc. 10,641,161
170,707 CBRE Group, Inc.
a
10,706,743
663,071 Host Hotels & Resorts, Inc. 9,700,729
Total 42,658,293
Utilities (2.6%)
242,113 Duke Energy Corporation 22,167,866
140,571 Entergy Corporation 14,034,609
252,231 Exelon Corporation 10,649,193
Total 46,851,668
Total Common Stock
(cost $1,284,198,735) 1,801,893,986

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
24,924,365 Thrivent Cash Management Trust $ 24,924,365
Total Collateral Held for
Securities Loaned
(cost $24,924,365) 24,924,365
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
3,604,146 0.240% 36,041,458
Total Short-Term Investments
(cost $36,031,353) 36,041,458
Total Investments (cost
$1,345,154,453) 101.3% $1,862,859,809
Other Assets and Liabilities, Net
(1.3%) (23,755,042)
Total Net Assets 100.0% $1,839,104,767
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 24,666,179
Total lending $24,666,179
Gross amount payable upon return of
collateral for securities loaned $24,924,365
Net amounts due to counterparty
$258,186
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 579,291,010
Gross unrealized depreciation (60,456,242)
Net unrealized appreciation (depreciation) $ 518,834,768
Cost for federal income tax purposes $ 1,344,025,041
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 146,149,028 146,149,028 – –
Consumer Discretionary 127,238,856 127,238,856 – –
Consumer Staples 75,359,239 75,359,239 – –
Energy 97,063,146 97,063,146 – –
Financials 421,389,672 401,690,334 19,699,338 –
Health Care 295,233,067 295,233,067 – –
Industrials 232,125,691 232,125,691 – –
Information Technology 235,542,743 203,051,890 32,490,853 –
Materials 82,282,583 82,282,583 – –
Real Estate 42,658,293 42,658,293 – –
Utilities 46,851,668 46,851,668 – –
Subtotal Investments in Securities $1,801,893,986 $1,749,703,795 $52,190,191 $–
Other Investments  * Total
Affiliated Short-Term Investments 36,041,458
Collateral Held for Securities Loaned 24,924,365
Subtotal Other Investments $60,965,823
Total Investments at Value $1,862,859,809
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $32,029 $129,408 $125,382 $36,041 3,604 2.0%
Total Affiliated Short-Term Investments 32,029 36,041 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,485 226,417 209,978 24,924 24,924 1.3
Total Collateral Held for Securities Loaned 8,485 24,924 1.3
Total Value $40,514 $60,965
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(24) $10 $ – $293
Total Income/Non Income Cash from Affiliated
Investments $293
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 34
Total Affiliated Income from Securities Loaned, Net $34
Total Value $(24) $10 $1

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.1% ) Value
Asset-Backed Securities (13.9%)
Aimco CLO 11, Ltd.
$ 5,000,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,b
$ 5,005,875
Apidos CLO XXVI
2,250,000
1.568%,  (LIBOR 3M +
1.350%), 7/18/2029, Ser.
2017-26A, Class A1B
a,b
2,249,993
Ares XXXVII CLO, Ltd.
3,400,000
1.407%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,b
3,398,868
Arkansas Student Loan Authority
3,524,768
1.107%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
b
3,539,467
Assurant CLO III, Ltd.
4,500,000
1.448%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
a,b
4,498,137
Axis Equipment Finance
Receivables Trust
1,543,246
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,571,348
Bank of the West Auto Trust
573,056
2.110%,  1/15/2023, Ser.
2017-1, Class A3
a
575,434
BCC Funding XIV, LLC
72,414
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
a
72,501
Benefit Street Partners CLO IV, Ltd.
6,470,000
1.468%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
6,470,162
BlueMountain CLO, Ltd.
4,208,699
1.448%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
4,208,687
1,350,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
1,338,503
CBAM, Ltd.
5,000,000
1.517%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
5,000,175
CCG Receivables Trust
146,942
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
147,183
Commonbond Student Loan Trust
84,963
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
85,180
667,426
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
685,433
1,559,997
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,544,406
Conn's Receivables Funding
2,171,725
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
2,173,739
CoreVest American Finance Trust
1,657,123
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,731,902
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (13.9%) - continued
Credit Acceptance Auto Loan Trust
$ 668,717
3.470%,  5/17/2027, Ser.
2018-2A, Class A
a
$ 672,612
Deephaven Residential Mortgage
Trust
1,211,951
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,b
1,221,635
DRB Prime Student Loan Trust
472,102
2.043%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
a,b
473,099
Earnest Student Loan Program,
LLC
650,059
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
659,095
ECMC Group Student Loan Trust
4,769,591
1.298%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
4,789,337
Education Funding Trust
2,987,574
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
3,078,307
Freedom ABS Trust
1,310,114
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
1,319,248
Galaxy XX CLO, Ltd.
3,000,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,b
2,976,087
Garrison BSL CLO, Ltd.
4,892,972
1.188%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,b
4,871,947
Genesis Private Label Amortizing
Trust
2,412,686
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
2,416,729
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,498,659
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.513%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
2,995,119
Golub Capital Partners, Ltd.
6,000,000
1.368%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,994,426
HSI Asset Securitization
Corporation Trust
83,359
0.703%,  (LIBOR 1M +
0.555%), 1/25/2036, Ser.
2006-OPT2, Class M1
b
83,763
Invitation Homes Trust
5,998,108
1.253%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
6,042,780
Marlette Funding Trust
842,043
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
848,750

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (13.9%) - continued
MRA Issuance Trust
$ 5,800,000
1.500%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
a,b,c
$ 5,800,000
National Collegiate Trust
1,179,467
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,154,134
Nationstar HECM Loan Trust
2,154,941
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
2,159,521
Navient Private Education Loan
Trust
336,472
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
337,264
Navient Student Loan Trust
179,439
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
a
179,609
2,016,569
0.748%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
2,016,158
1,061,686
0.898%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
1,062,048
Neuberger Berman CLO XIV, Ltd.
2,500,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
2,492,670
Neuberger Berman CLO, Ltd.
3,000,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
2,992,419
New Hampshire Higher Education
Loan Corporation
3,861,386
1.348%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
3,938,329
Northstar Education Finance, Inc.
720,591
0.848%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
722,865
OneMain Financial Issuance Trust
860,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
a
907,020
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,562,737
OZLM VIII, Ltd.
4,067,983
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,b
4,063,065
Palmer Square CLO, Ltd.
2,250,000
1.626%,  (LIBOR 3M +
1.400%), 5/21/2029, Ser.
2015-1A, Class A2R3
a,b,d
2,250,000
Preston Ridge Partners Mortgage
Trust, LLC
3,279,599
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,e
3,282,041
Pretium Mortgage Credit Partners,
LLC
3,087,659
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,e
3,086,247
Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (13.9%) - continued
Progress Residential Trust
$ 2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
$ 3,077,876
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,050,775
SLM Student Loan Trust
2,532,790
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,464,927
Small Business Lending Trust
416,406
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
415,271
864,971
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
860,292
SoFi Consumer Loan Program
Trust
1,188,761
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
1,200,727
534,719
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
540,312
SoFi Consumer Loan Program,
LLC
95,063
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
95,342
SoFi Professional Loan Program,
LLC
357,550
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
359,039
159,026
0.998%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
158,849
Sound Point CLO XX, Ltd.
4,000,000
1.315%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
3,977,732
THL Credit Wind River CLO, Ltd.
2,500,000
1.448%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
2,499,992
1,500,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,b
1,505,940
Upstart Securitization Trust
1,218,482
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
1,226,433
1,845,563
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
1,861,935
2,363,081
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
2,381,586
2,310,452
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
2,322,188
Vericrest Opportunity Loan
Transferee
2,570,456
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
a,e
2,573,748
Voya CLO, Ltd.
1,248,051
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,246,397

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Asset-Backed Securities (13.9%) - continued
Whitebox CLO II, Ltd.
$ 2,250,000
2.192%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,b
$ 2,261,383
Total 159,325,457
Basic Materials (1.1%)
Air Products and Chemicals, Inc.
775,000 1.500%,  10/15/2025 807,627
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,206,325
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 729,324
Freeport-McMoRan, Inc.
1,090,000 4.550%,  11/14/2024 1,190,825
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,556,007
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,137,642
LYB International Finance III, LLC
1,100,000 1.250%,  10/1/2025 1,119,023
Mosaic Company
650,000 3.250%,  11/15/2022 679,222
Nucor Corporation
800,000 2.000%,  6/1/2025 847,046
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 823,559
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
1,073,061
Total 12,169,661
Capital Goods (2.2%)
Boeing Company
2,350,000 4.875%,  5/1/2025 2,678,282
Caterpillar Financial Services
Corporation
1,420,000 1.950%,  11/18/2022 1,465,016
925,000 0.450%,  9/14/2023 928,499
1,300,000 0.800%,  11/13/2025 1,310,084
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,049,967
General Electric Company
795,000 3.450%,  5/15/2024 867,592
Honeywell International, Inc.
925,000 1.350%,  6/1/2025 957,218
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025
a
777,677
John Deere Capital Corporation
1,100,000 0.400%,  10/10/2023 1,105,416
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,077,182
Otis Worldwide Corporation
1,875,000 2.056%,  4/5/2025 1,986,822
PACCAR Financial Corporation
1,150,000 2.650%,  4/6/2023 1,211,489
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,334,628
1,250,000 0.875%,  11/15/2025 1,259,161
Principal
Amount Long-Term Fixed Income (98.1%) Value
Capital Goods (2.2%) - continued
Roper Technologies, Inc.
$ 1,250,000 3.650%,  9/15/2023 $ 1,356,185
750,000 2.350%,  9/15/2024 798,431
675,000 1.000%,  9/15/2025 682,997
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,197,034
WW Grainger, Inc.
875,000 1.850%,  2/15/2025 921,397
Total 24,965,077
Collateralized Mortgage Obligations (13.5%)
Angel Oak Mortgage Trust
4,362,620
1.373%,  5/25/2065, Ser.
2020-5, Class A1
a,b
4,392,960
Angel Oak Mortgage Trust I, LLC
1,549,238
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,b
1,570,387
Antler Mortgage Trust
1,245,703
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
1,246,445
1,073,323
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
1,075,321
Banc of America Funding Trust
379,068
3.990%,  1/25/2035, Ser.
2004-D, Class 4A1
b
387,700
1,375,528
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,423,801
Bear Stearns Adjustable Rate
Mortgage Trust
187,857
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
187,968
560,367
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
556,024
Bellemeade Re, Ltd.
2,161,739
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,b
2,167,113
3,000,000
2.148%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,b,d
3,002,634
BRAVO Residential Funding Trust
1,382,633
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,424,821
Business Jet Securities, LLC
2,621,133
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,656,546
Cascade Funding Mortgage Trust
3,650,000
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b,c
3,646,350
2,231,525
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,304,028
Countrywide Alternative Loan Trust
223,140
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 207,291
255,051
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 246,224
Credit Suisse Mortgage Trust
3,665,672
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a
3,667,082
1,913,744
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
1,912,358

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (13.5%) -
continued
Deephaven Residential Mortgage
Trust
$ 2,985,773
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,b
$ 3,035,561
Federal Home Loan Mortgage
Corporation - REMIC
1,184,098
3.000%,  8/15/2040, Ser.
4364, Class A 1,202,546
Federal National Mortgage
Association - REMIC
1,712,329
4.000%,  3/25/2029, Ser.
2012-74, Class V 1,758,991
37,774
3.000%,  1/25/2041, Ser.
2015-79, Class BA 37,770
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
13,228
2.250%,  6/25/2025, Ser.
2010-58, Class PT 13,247
FWD Securitization Trust
2,911,713
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
2,982,865
GCAT Trust
2,669,218
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,e
2,722,714
Genworth Mortgage Insurance
Corporation
2,000,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
1,995,228
GMAC Mortgage Corporation
Loan Trust
34,239
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
40,895
231,714
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
242,534
GS Mortgage-Backed Securities
Trust
2,631,997
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,806,736
861,165
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
875,343
1,622,823
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
1,631,373
GSAA Home Equity Trust
844,140
4.554%,  8/25/2034, Ser.
2004-10, Class M2
e
901,004
Homeward Opportunities Fund I
Trust
2,850,731
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
2,880,006
Homeward Opportunities Fund
Trust
4,500,000
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,e
4,499,594
J.P. Morgan Alternative Loan Trust
948,030
3.683%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
887,151
Legacy Mortgage Asset Trust
2,931,850
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
a
2,977,424
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (13.5%) -
continued
$ 1,420,210
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,e
$ 1,445,180
Long Beach Mortgage Loan Trust
455,357
1.018%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
455,518
Master Asset Securitization Trust
791,921
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
182,522
Mello Warehouse Securitization
Trust
4,500,000
1.048%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,b
4,501,882
2,300,000
0.953%,  (LIBOR 1M +
0.800%), 11/25/2053, Ser.
2020-2, Class A
a,b
2,301,424
Merrill Lynch Mortgage Investors
Trust
224,158
1.333%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
224,092
Mortgage Equity Conversion Asset
Trust
2,436,240
0.580%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
2,349,564
2,414,589
0.560%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
2,339,382
New Residential Mortgage Loan
Trust
1,912,012
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
a,e
1,935,293
New Residential Mortgage, LLC
2,172,331
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,174,837
New York Mortgage Trust
2,647,761
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,b
2,662,581
Oak Street Investment
2,196,803
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,214,314
Oaktown Re II, Ltd.
206,553
1.698%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
206,184
Preston Ridge Partners Mortgage
Trust, LLC
3,316,366
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,356,618
837,258
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,e
840,333
3,810,821
2.857%,  9/25/2025, Ser.
2020-3, Class A1
a,e
3,841,880
Pretium Mortgage Credit Partners,
LLC
4,842,425
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,e
4,861,517

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (13.5%) -
continued
Radnor RE, Ltd.
$ 176,634
1.548%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
$ 176,609
RCO Mortgage, LLC
3,917,523
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,e
3,922,457
Residential Funding Mortgage
Security I Trust
214,378
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 200,331
Silver Hill Trust
3,716,665
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
3,840,929
Specialty Underwriting and
Residential Finance Trust
3,069,670
1.148%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,897,938
3,156,086
1.128%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,105,620
Stanwich Mortgage Loan Trust
2,820,065
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,e
2,829,033
Starwood Mortgage Residential
Trust
1,967,787
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
2,041,420
2,300,601
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,b
2,342,973
Terwin Mortgage Trust
1,402,919
1.648%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,401,494
Toorak Mortgage Corporation
2,480,424
4.336%,  8/25/2021, Ser.
2018-1, Class A1
a,e
2,485,994
5,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,e
5,331,146
1,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,522,147
2,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,e
2,506,380
TVC Mortgage Trust
2,800,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,827,130
Vericrest Opportunity Loan
Transferee
2,228,064
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,e
2,230,570
2,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,e
2,495,925
2,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,e
1,996,740
1,572,737
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,e
1,576,635
Verus Securitization Trust
1,862,221
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,b
1,871,826
2,755,339
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
2,830,383
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (13.5%) -
continued
$ 1,357,416
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,b
$ 1,376,332
1,421,206
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,b
1,449,101
Wachovia Asset Securitization, Inc.
353,486
0.288%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,f
324,375
Wachovia Mortgage Loan Trust,
LLC
233,137
2.689%,  5/20/2036, Ser.
2006-A, Class 2A1
b
234,399
WaMu Mortgage Pass Through
Certificates
1,622,653
1.489%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
1,484,435
Total 154,761,478
Commercial Mortgage-Backed Securities (0.6%)
BFLD Trust
3,000,000
1.309%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,b
3,008,446
Federal National Mortgage
Association - ACES
1,182,185
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
1,187,858
GSAA Home Equity Trust
1,025,867
2.098%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
1,094,273
Morgan Stanley BAML Trust
2,000,000
2.918%,  2/15/2046, Ser.
2013-C7, Class A4 2,077,811
Total 7,368,388
Communications Services (2.7%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,631,405
1,000,000 4.400%,  2/15/2026 1,157,849
AT&T, Inc.
2,000,000
1.111%,  (LIBOR 3M +
0.890%), 2/15/2023
b
2,023,588
1,200,000 4.125%,  2/17/2026 1,388,425
British Sky Broadcasting Group
plc
1,503,000 3.750%,  9/16/2024
a
1,672,994
Charter Communications
Operating, LLC
1,875,000 4.500%,  2/1/2024 2,079,441
1,000,000 4.908%,  7/23/2025 1,161,851
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,626,061
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,086,268
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,106,195
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,034,914

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Communications Services (2.7%) - continued
$ 940,000 3.050%,  4/7/2025 $ 1,028,220
Omnicom Group, Inc.
1,242,000 3.625%,  5/1/2022 1,295,346
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,865,005
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025
a
2,099,462
Verizon Communications, Inc.
2,600,000 0.850%,  11/20/2025 2,619,828
ViacomCBS, Inc.
1,250,000 3.700%,  8/15/2024 1,370,379
Vodafone Group PLC
1,875,000 2.950%,  2/19/2023 1,970,336
Walt Disney Company
1,165,000 1.750%,  1/13/2026 1,220,966
Total 30,438,533
Consumer Cyclical (4.6%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 525,964
American Honda Finance
Corporation
950,000 1.950%,  5/10/2023 985,168
910,000 0.650%,  9/8/2023 915,687
930,000 1.200%,  7/8/2025 951,516
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,156,225
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 862,715
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
898,288
1,000,000
1.060%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
1,005,697
Ford Motor Credit Company, LLC
1,000,000
1.456%,  (LIBOR 3M +
1.235%), 2/15/2023
b
965,032
1,840,000 3.370%,  11/17/2023 1,876,414
1,100,000 3.375%,  11/13/2025 1,126,466
General Motors Company
1,000,000 6.125%,  10/1/2025 1,212,726
General Motors Financial
Company, Inc.
1,900,000 3.950%,  4/13/2024 2,069,208
1,420,000 2.900%,  2/26/2025 1,516,167
925,000 2.750%,  6/20/2025 988,909
Harley-Davidson Financial
Services, Inc.
511,000 4.050%,  2/4/2022
a
528,838
Home Depot, Inc.
1,900,000 4.400%,  4/1/2021 1,900,000
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,168,545
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
1,026,674
1,500,000 3.000%,  8/29/2022
a
1,555,420
Kohl's Corporation
1,911,000 9.500%,  5/15/2025 2,478,330
Lennar Corporation
990,000 4.875%,  12/15/2023 1,093,950
550,000 5.875%,  11/15/2024 635,250
Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Cyclical (4.6%) - continued
$ 1,100,000 4.750%,  5/30/2025 $ 1,256,750
Lowe's Companies, Inc.
700,000 4.000%,  4/15/2025 795,197
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,225,811
686,000 3.750%,  10/1/2025 742,667
Nissan Motor Company, Ltd.
675,000 3.043%,  9/15/2023
a
705,728
Owl Rock Capital Corporation
1,000,000 3.400%,  7/15/2026 1,013,574
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 2,082,351
Ralph Lauren Corporation
700,000 1.700%,  6/15/2022 712,713
Starbucks Corporation
900,000 1.300%,  5/7/2022 912,567
Target Corporation
940,000 2.250%,  4/15/2025 1,007,880
TJX Companies, Inc.
1,175,000 3.500%,  4/15/2025 1,311,629
Toll Brothers Finance Corporation
1,250,000 5.875%,  2/15/2022 1,300,000
1,700,000 4.375%,  4/15/2023 1,804,125
Toyota Motor Credit Corporation
1,375,000 0.500%,  8/14/2023
g
1,381,930
925,000 1.800%,  2/13/2025 969,761
875,000 0.800%,  10/16/2025 881,069
VF Corporation
900,000 2.050%,  4/23/2022 919,308
Volkswagen Group of America
Finance, LLC
1,000,000 0.750%,  11/23/2022
a
1,002,956
2,000,000 4.250%,  11/13/2023
a
2,199,483
1,500,000 2.850%,  9/26/2024
a
1,601,721
Total 52,270,409
Consumer Non-Cyclical (5.8%)
Abbott Laboratories
1,263,000 2.550%,  3/15/2022 1,296,962
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022 1,969,756
2,000,000 3.850%,  6/15/2024 2,202,999
1,920,000 3.600%,  5/14/2025 2,139,479
Altria Group, Inc.
2,000,000 3.800%,  2/14/2024 2,183,669
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,387,191
Anheuser-Busch InBev Worldwide,
Inc.
1,250,000 4.150%,  1/23/2025 1,423,292
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 1,096,076
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,541,444
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,558,440
Becton, Dickinson and Company
2,050,000 3.125%,  11/8/2021 2,095,416
Boston Scientific Corporation
1,840,000 3.450%,  3/1/2024 1,992,888

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Non-Cyclical (5.8%) - continued
Bristol-Myers Squibb Company
$ 1,300,000 0.537%,  11/13/2023 $ 1,302,250
2,000,000 3.625%,  5/15/2024 2,192,398
Bunge, Ltd. Finance Corporation
1,100,000 1.630%,  8/17/2025 1,136,626
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,060,431
800,000 1.375%,  7/23/2023
a
819,918
Centene Corporation
1,825,000 5.375%,  8/15/2026
a
1,927,656
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,083,953
Coca-Cola Company
900,000 2.950%,  3/25/2025 991,840
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,958,210
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,028,482
500,000 3.200%,  2/15/2023 528,327
CVS Health Corporation
755,000 3.700%,  3/9/2023 808,206
241,000 4.100%,  3/25/2025 272,871
Diageo Capital plc
600,000 1.375%,  9/29/2025 617,223
General Mills, Inc.
1,500,000
1.228%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,524,431
Gilead Sciences, Inc.
1,375,000 0.750%,  9/29/2023 1,379,064
HCA, Inc.
2,000,000 5.875%,  5/1/2023 2,197,500
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,873,860
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,563,833
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,507,575
Mondelez International, Inc.
775,000 2.125%,  4/13/2023 804,906
Mylan NV
975,000 3.150%,  6/15/2021 984,422
Nestle Holdings, Inc.
1,145,000 0.375%,  1/15/2024
a
1,145,610
Novartis Capital Corporation
2,100,000 1.750%,  2/14/2025 2,202,610
PepsiCo, Inc.
1,400,000 2.250%,  3/19/2025 1,497,825
Philip Morris International, Inc.
900,000 1.125%,  5/1/2023 917,716
1,350,000 0.875%,  5/1/2026 1,355,275
Royalty Pharma plc
1,175,000 1.200%,  9/2/2025
a
1,192,713
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,017,654
Thermo Fisher Scientific, Inc.
700,000 4.133%,  3/25/2025 795,787
Unilever Capital Corporation
915,000 0.375%,  9/14/2023 917,816
Principal
Amount Long-Term Fixed Income (98.1%) Value
Consumer Non-Cyclical (5.8%) - continued
UnitedHealth Group, Inc.
$ 1,000,000 3.500%,  2/15/2024 $ 1,094,068
Upjohn, Inc.
700,000 1.650%,  6/22/2025
a
723,374
Zimmer Biomet Holdings, Inc.
667,000
0.989%,  (LIBOR 3M +
0.750%), 3/19/2021
b
667,000
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,525,164
Total 66,504,206
Energy (3.9%)
BP Capital Markets America, Inc.
1,500,000
0.889%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,502,676
1,000,000 3.790%,  2/6/2024 1,092,688
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,468,275
Cenovus Energy, Inc.
2,000,000 5.375%,  7/15/2025 2,254,480
Cheniere Corpus Christi Holdings,
LLC
1,766,000 5.875%,  3/31/2025 2,054,892
Chevron Corporation
1,275,000 1.141%,  5/11/2023 1,301,765
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,959,090
Devon Energy Corporation
1,150,000 5.850%,  12/15/2025 1,351,367
Diamondback Energy, Inc.
950,000 2.875%,  12/1/2024 998,418
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,012,560
Energy Transfer Operating, LP
1,660,000 4.200%,  9/15/2023 1,789,075
950,000 2.900%,  5/15/2025 1,004,870
EOG Resources, Inc.
1,025,000 2.625%,  3/15/2023 1,069,601
Equinor ASA
925,000 2.875%,  4/6/2025 1,010,097
Exxon Mobil Corporation
1,100,000 2.992%,  3/19/2025 1,203,728
Hess Corporation
1,824,000 3.500%,  7/15/2024 1,918,670
Marathon Oil Corporation
340,000 2.800%,  11/1/2022 349,465
Marathon Petroleum Corporation
1,000,000 4.700%,  5/1/2025 1,145,340
MPLX, LP
500,000 3.500%,  12/1/2022 525,110
1,500,000 4.875%,  6/1/2025 1,732,259
1,100,000 1.750%,  3/1/2026 1,138,129
National Fuel Gas Company
750,000 5.200%,  7/15/2025 841,372
1,370,000 5.500%,  1/15/2026 1,579,879
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,038,629
550,000 5.625%,  7/1/2024 590,282
Noble Energy, Inc.
1,015,000 3.900%,  11/15/2024 1,132,093

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Energy (3.9%) - continued
ONEOK, Inc.
$ 1,000,000 2.750%,  9/1/2024 $ 1,054,584
Petroleos Mexicanos
983,250 2.378%,  4/15/2025 1,024,231
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,138,302
750,000 4.650%,  10/15/2025 838,318
Schlumberger Finance Canada,
Ltd.
225,000 1.400%,  9/17/2025 231,327
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,634,705
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 978,466
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 786,325
Western Midstream Operating, LP
750,000 4.100%,  2/1/2025 772,927
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,367,941
WPX Energy, Inc.
1,100,000 5.250%,  9/15/2024 1,198,197
Total 45,090,133
Financials (18.4%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,043,314
1,375,000 3.150%,  2/15/2024 1,440,930
1,300,000 6.500%,  7/15/2025 1,553,789
Aircastle, Ltd.
800,000 5.250%,  8/11/2025
a
880,909
Allstate Corporation
1,300,000 0.750%,  12/15/2025 1,306,268
Ally Financial, Inc.
1,000,000 1.450%,  10/2/2023 1,020,748
1,900,000 5.750%,  11/20/2025 2,211,605
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 1,128,518
Ares Capital Corporation
924,000 4.250%,  3/1/2025 1,001,446
750,000 3.875%,  1/15/2026 812,510
Athene Global Funding
2,000,000
1.464%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
2,014,839
1,100,000 1.200%,  10/13/2023
a
1,108,397
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,993,725
Aviation Capital Group, LLC
950,000 5.500%,  12/15/2024
a
1,051,536
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,862,114
450,000 4.250%,  4/15/2026
a
484,707
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,409,721
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
367,635
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (18.4%) - continued
Banco Santander SA
$ 800,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
$ 808,030
Bank of America Corporation
500,000 2.816%,  7/21/2023
b
519,199
1,775,000 4.200%,  8/26/2024 1,991,181
1,800,000 0.810%,  10/24/2024
b
1,816,686
1,000,000 3.458%,  3/15/2025
b
1,088,632
1,125,000 0.981%,  9/25/2025
b
1,137,039
1,900,000 2.456%,  10/22/2025
b
2,025,099
1,275,000 1.319%,  6/19/2026
b
1,301,925
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,626,679
Bank of New York Mellon
Corporation
1,885,000 1.850%,  1/27/2023 1,943,747
900,000 1.600%,  4/24/2025 940,742
700,000 4.700%,  9/20/2025
b,h
771,960
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
921,570
Bank of Nova Scotia
1,175,000 1.950%,  2/1/2023 1,213,402
1,050,000 1.625%,  5/1/2023 1,080,147
935,000 4.900%,  6/4/2025
b,h
1,012,296
Barclays plc
1,000,000 3.684%,  1/10/2023 1,030,628
2,000,000
1.601%,  (LIBOR 3M +
1.380%), 5/16/2024
b
2,026,960
1,500,000 4.375%,  9/11/2024 1,668,629
1,600,000 1.007%,  12/10/2024
b
1,610,700
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,b
1,025,638
BPCE SA
1,000,000
1.433%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
1,011,498
950,000 2.375%,  1/14/2025
a
1,003,825
Branch Banking and Trust
Company
1,800,000 2.150%,  12/6/2024 1,907,358
Canadian Imperial Bank of
Commerce
1,875,000 2.250%,  1/28/2025 1,991,284
Capital One Bank USA NA
1,875,000 2.014%,  1/27/2023
b
1,907,141
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,642,840
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
b,h
445,500
1,150,000 0.900%,  3/11/2026 1,165,101
Citigroup, Inc.
1,500,000
1.175%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,513,390
1,890,000 2.312%,  11/4/2022
b
1,920,274
1,800,000 4.000%,  8/5/2024 2,003,018
2,500,000 0.776%,  10/30/2024
b
2,516,031
925,000 3.106%,  4/8/2026
b
1,010,424
Comerica, Inc.
750,000 3.700%,  7/31/2023 809,082
585,000 5.625%,  7/1/2025
b,h
647,887
Compass Bank
1,500,000 2.875%,  6/29/2022 1,554,376

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (18.4%) - continued
Cooperatieve Rabobank UA
$ 1,625,000 1.339%,  6/24/2026
a,b
$ 1,659,006
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 469,009
Credit Agricole SA
935,000 1.907%,  6/16/2026
a,b
969,589
Credit Suisse AG
675,000 2.800%,  4/8/2022 696,819
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,687,176
990,000 7.500%,  12/11/2023
a,b,h
1,100,632
1,050,000 2.193%,  6/5/2026
a,b
1,097,082
Danske Bank AS
915,000 1.171%,  12/8/2023
a,b
919,085
1,500,000 5.375%,  1/12/2024
a
1,692,010
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,290,662
910,000 2.222%,  9/18/2024
b
936,087
1,100,000 2.129%,  11/24/2026
b
1,125,009
Discover Bank
1,250,000 2.450%,  9/12/2024 1,321,765
Equitable Financial Life Global
Funding
1,200,000 0.500%,  11/17/2023
a
1,200,599
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 2,021,642
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,407,699
First Republic Bank
940,000 1.912%,  2/12/2024
b
967,232
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,339,335
GE Capital Funding, LLC
875,000 3.450%,  5/15/2025
a
965,750
Goldman Sachs Group, Inc.
1,700,000 0.627%,  11/17/2023
b
1,706,814
940,000 3.500%,  4/1/2025 1,045,300
1,915,000 3.272%,  9/29/2025
b
2,098,273
272,000 4.250%,  10/21/2025 311,899
HCP, Inc.
1,175,000 4.250%,  11/15/2023 1,286,026
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
b
2,067,042
1,500,000 6.250%,  3/23/2023
b,h
1,571,250
1,325,000 1.645%,  4/18/2026
b
1,354,889
1,000,000 1.589%,  5/24/2027
b
1,016,665
ING Groep NV
2,600,000
1.401%,  (LIBOR 3M +
1.150%), 3/29/2022
b
2,627,558
500,000 4.625%,  1/6/2026
a
587,939
Intercontinental Exchange, Inc.
1,150,000 0.700%,  6/15/2023 1,157,766
J.P. Morgan Chase & Company
1,250,000
4.014%,  (LIBOR 3M +
3.800%), 5/1/2021
b,h
1,245,887
925,000 1.514%,  6/1/2024
b
949,633
1,750,000 3.875%,  9/10/2024 1,959,201
1,500,000
1.074%,  (LIBOR 3M +
0.850%), 1/10/2025
b
1,520,045
800,000 2.005%,  3/13/2026
b
840,150
900,000 2.083%,  4/22/2026
b
950,325
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (18.4%) - continued
$ 2,500,000 1.045%,  11/19/2026
b
$ 2,527,672
KeyBank NA
1,250,000 0.423%,  1/3/2024
b
1,251,377
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 785,323
450,000 4.375%,  10/1/2025 504,693
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,090,702
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,541,484
2,000,000 2.907%,  11/7/2023
b
2,089,602
925,000 7.500%,  6/27/2024
b,h
1,043,196
350,000 4.582%,  12/10/2025 400,210
Macquarie Group, Ltd.
1,500,000
1.244%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,510,965
Mitsubishi UFJ Financial Group,
Inc.
1,400,000
1.125%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,411,619
875,000 2.193%,  2/25/2025 924,613
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
908,883
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
b
1,584,209
Morgan Stanley
1,000,000
3.847%,  (LIBOR 3M +
3.610%), 4/15/2021
b,h
992,800
1,800,000 4.100%,  5/22/2023 1,953,409
600,000 0.560%,  11/10/2023
b
601,368
750,000 2.720%,  7/22/2025
b
802,051
1,300,000 0.864%,  10/21/2025
b
1,310,449
1,750,000 5.000%,  11/24/2025 2,092,557
1,000,000 0.985%,  12/10/2026
b
1,007,121
National Bank of Canada
950,000 2.100%,  2/1/2023 981,201
National Securities Clearing
Corporation
1,350,000 1.200%,  4/23/2023
a
1,376,857
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,b
2,129,083
New York Life Global Funding
950,000 2.000%,  1/22/2025
a
999,338
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 2,018,088
Owl Rock Technology Finance
Corporation
750,000 3.750%,  6/17/2026
a
753,896
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,033,206
1,000,000 2.400%,  10/1/2024 1,068,450
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,524,345
Protective Life Global Funding
1,350,000 0.631%,  10/13/2023
a
1,357,816
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,085,028
Regions Financial Corporation
925,000 2.250%,  5/18/2025 980,748

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (18.4%) - continued
Reinsurance Group of America,
Inc.
$ 2,000,000 4.700%,  9/15/2023 $ 2,209,319
Royal Bank of Canada
1,900,000 1.950%,  1/17/2023 1,962,027
900,000 1.600%,  4/17/2023 925,459
Royal Bank of Scotland Group plc
2,000,000
1.691%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,022,338
1,000,000 3.498%,  5/15/2023
b
1,038,220
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,050,329
350,000 3.450%,  6/2/2025 382,732
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 750,162
925,000 1.532%,  8/21/2026
b
938,744
Santander UK plc
950,000 2.100%,  1/13/2023 981,568
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,372,603
Skandinaviska Enskilda Banken
AB
1,155,000 0.550%,  9/1/2023
a
1,156,779
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,906,902
1,400,000 1.488%,  12/14/2026
a,b
1,411,120
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,053,749
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,236,114
1,000,000 1.319%,  10/14/2023
a,b
1,010,100
State Street Corporation
250,000 2.825%,  3/30/2023
b
258,010
1,415,000 2.354%,  11/1/2025
b
1,509,976
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,810,234
Sumitomo Mitsui Trust Bank, Ltd.
1,150,000 0.800%,  9/12/2023
a
1,160,303
Synchrony Financial
250,000 2.850%,  7/25/2022 258,155
1,485,000 4.250%,  8/15/2024 1,640,551
Synovus Bank
940,000 2.289%,  2/10/2023
b
951,926
Toronto-Dominion Bank
1,375,000 0.750%,  9/11/2025 1,379,838
Truist Financial Corporation
675,000 4.950%,  9/1/2025
b,h
742,507
U.S. Bank NA
1,800,000 2.050%,  1/21/2025 1,904,449
UBS AG
450,000 1.750%,  4/21/2022
a
457,995
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,b
1,388,201
USB Realty Corporation
95,000
1.384%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,h
71,012
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,098,560
VEREIT Operating Partnership, LP
200,000 4.600%,  2/6/2024 219,928
Principal
Amount Long-Term Fixed Income (98.1%) Value
Financials (18.4%) - continued
$ 440,000 4.625%,  11/1/2025 $ 506,339
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
530,000
Wells Fargo & Company
750,000 3.450%,  2/13/2023 794,778
1,500,000 3.750%,  1/24/2024 1,637,311
1,525,000 1.654%,  6/2/2024
b
1,566,613
1,890,000 2.406%,  10/30/2025
b
1,998,077
Westpac Banking Corporation
945,000 2.000%,  1/13/2023 978,122
500,000 2.000%,  1/16/2025
a
528,011
940,000 2.894%,  2/4/2030
b
985,251
Total 210,892,250
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
2,111,129
Total 2,111,129
Mortgage-Backed Securities (12.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,644,007 3.000%,  3/25/2050 1,725,436
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
51,638
3.500%,  5/25/2047, Ser.
2017-SC02, Class 2A1
f
51,567
Federal National Mortgage
Association
488,709 3.500%,  10/1/2048 516,301
553,644 3.500%,  8/1/2049 585,136
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,950,000 1.500%,  1/1/2036
d
11,264,891
82,000,000 2.000%,  1/1/2036
d
85,716,212
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,600,000 2.000%,  1/1/2051
d
11,009,494
14,000,000 2.500%,  1/1/2051
d
14,755,763
17,000,000 2.500%,  2/1/2051
d
17,886,502
206,590
2.595%,  (LIBOR 12M +
1.486%), 1/1/2043
b
212,559
1,131,002 4.000%,  7/1/2048 1,208,089
Total 144,931,950
Technology (2.5%)
Baidu, Inc.
880,000 3.075%,  4/7/2025
g
939,506
Broadcom Corporation
2,000,000 3.125%,  1/15/2025 2,159,185
Broadcom, Inc.
1,250,000 2.250%,  11/15/2023 1,305,384
1,750,000 4.250%,  4/15/2026 2,004,611
Dell International, LLC
1,500,000 4.000%,  7/15/2024
a
1,653,681
340,000 5.850%,  7/15/2025
a
408,348

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Technology (2.5%) - continued
Fiserv, Inc.
$ 2,000,000 2.750%,  7/1/2024 $ 2,147,247
Global Payments, Inc.
875,000 2.650%,  2/15/2025 936,850
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,786,938
950,000 4.450%,  10/2/2023 1,045,010
Intel Corporation
900,000 3.400%,  3/25/2025 1,000,671
Intuit, Inc.
1,625,000 0.950%,  7/15/2025 1,645,054
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,082,092
Micron Technology, Inc.
1,050,000 2.497%,  4/24/2023 1,094,053
NXP Funding, LLC
1,342,000 2.700%,  5/1/2025
a
1,444,114
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,132,751
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,027,931
1,000,000 2.679%,  7/19/2024
a
1,069,919
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,342,634
Tencent Holdings, Ltd.
875,000 1.810%,  1/26/2026
a
894,266
Texas Instruments, Inc.
500,000 1.375%,  3/12/2025 518,435
Total System Services, Inc.
925,000 3.750%,  6/1/2023 988,702
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,037,321
Total 28,664,703
Transportation (2.2%)
Air Canada Pass Through Trust
929,988 3.875%,  3/15/2023
a
905,562
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,800,905
1,500,000 4.250%,  2/1/2024 1,627,639
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,589,384
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,584,019
Boeing Company
1,575,000 1.950%,  2/1/2024 1,621,533
British Airways plc
937,271 4.625%,  6/20/2024
a
932,043
Continental Airlines, Inc.
2,050,294 4.150%,  4/11/2024 2,063,405
Delta Air Lines, Inc.
2,150,000 4.500%,  10/20/2025
a
2,297,695
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
a
1,627,644
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,222,962
Principal
Amount Long-Term Fixed Income (98.1%) Value
Transportation (2.2%) - continued
Penske Truck Leasing Company,
LP
$ 750,000 3.650%,  7/29/2021
a
$ 761,572
1,000,000 2.700%,  11/1/2024
a
1,071,157
1,000,000 3.950%,  3/10/2025
a
1,119,869
800,000 1.200%,  11/15/2025
a
806,663
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,059,331
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 2,146,469
TTX Company
800,000 4.125%,  10/1/2023
a
874,479
Total 25,112,331
U.S. Government & Agencies (10.6%)
Federal Home Loan Bank
6,500,000 2.500%,  2/13/2024 6,966,461
3,000,000 1.500%,  8/15/2024 3,142,116
Federal Home Loan Mortgage
Corporation
2,000,000 0.250%,  8/24/2023 2,003,026
Federal National Mortgage
Association
3,000,000 2.875%,  9/12/2023 3,214,289
U.S. Treasury Notes
3,010,000 0.125%,  7/31/2022 3,010,353
22,645,000 0.125%,  10/31/2022 22,647,654
1,585,000 2.000%,  11/30/2022 1,641,713
7,350,000 2.750%,  7/31/2023 7,841,531
17,345,000 2.500%,  1/31/2024 18,581,509
2,575,000 1.250%,  8/31/2024 2,670,858
24,800,000 1.375%,  1/31/2025 25,912,125
2,000,000 2.875%,  7/31/2025 2,232,109
9,650,000 0.250%,  8/31/2025 9,616,828
U.S. Treasury Notes, TIPS
3,146,159 0.125%,  10/15/2024 3,372,762
8,008,090 0.125%,  10/15/2025 8,705,783
Total 121,559,117
Utilities (3.2%)
Alexander Funding Trust
1,750,000 1.841%,  11/15/2023
a
1,769,015
Ameren Corporation
750,000 2.500%,  9/15/2024 799,175
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 1,087,552
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025
a
1,782,989
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,913,816
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,619,792
1,500,000 2.529%,  10/1/2024 1,597,971
Duke Energy Corporation
915,000 0.900%,  9/15/2025 917,014
Edison International
1,420,000 2.950%,  3/15/2023 1,475,391
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,092,516

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Utilities (3.2%) - continued
Entergy Corporation
$ 870,000 0.900%,  9/15/2025 $ 869,512
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,300,205
Florida Power & Light Company
1,150,000 2.850%,  4/1/2025 1,251,252
Georgia Power Company
950,000 2.100%,  7/30/2023 992,206
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,560,861
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,677,003
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
b
1,210,375
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,h
1,284,375
920,000 0.950%,  8/15/2025 925,359
PPL Capital Funding, Inc.
1,580,000 3.500%,  12/1/2022 1,656,758
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,152,813
Sempra Energy
1,875,000 3.550%,  6/15/2024 2,042,442
Southern Company
1,500,000 2.950%,  7/1/2023 1,588,350
900,000 4.000%,  1/15/2051
b
953,167
WEC Energy Group, Inc.
1,140,000 0.550%,  9/15/2023 1,145,619
Xcel Energy, Inc.
1,350,000 0.500%,  10/15/2023 1,353,735
Total 37,019,263
Total Long-Term Fixed Income
(cost $1,094,181,592) 1,123,184,085
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 6.584%
b
1,881,000
Total 1,881,000
Total Preferred Stock
(cost $1,821,600) 1,881,000
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
1,839,740 Thrivent Cash Management Trust 1,839,740
Total Collateral Held for
Securities Loaned
(cost $1,839,740) 1,839,740
Shares or
Principal
Amount Short-Term Investments ( 13.9% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.060%, 1/12/2021
i,j
$ 599,991
100,000 0.070%, 1/26/2021
i,j
99,996
100,000 0.080%, 1/27/2021
i,j
99,995
600,000 0.077%, 3/10/2021
i,j
599,902
Thrivent Core Short-Term Reserve
Fund
15,825,279 0.240% 158,252,794
Total Short-Term Investments
(cost $159,578,019) 159,652,678
Total Investments (cost
$1,257,420,951) 112.4% $1,286,557,503
Other Assets and Liabilities, Net
(12.4%) (141,599,757)
Total Net Assets 100.0% $1,144,957,746
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $403,825,635 or
35.3% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2020.
f All or a portion of the security is insured or guaranteed.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,794,813
Total lending $1,794,813
Gross amount payable upon return of
collateral for securities loaned $1,839,740
Net amounts due to counterparty
$44,927

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 24,934,074
Gross unrealized depreciation (1,624,932)
Net unrealized appreciation (depreciation) $ 23,309,142
Cost for federal income tax purposes $ 1,263,012,221
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 159,325,457 – 153,525,457 5,800,000
Basic Materials 12,169,661 – 12,169,661 –
Capital Goods 24,965,077 – 24,965,077 –
Collateralized Mortgage Obligations 154,761,478 – 151,115,128 3,646,350
Commercial Mortgage-Backed Securities 7,368,388 – 7,368,388 –
Communications Services 30,438,533 – 30,438,533 –
Consumer Cyclical 52,270,409 – 52,270,409 –
Consumer Non-Cyclical 66,504,206 – 66,504,206 –
Energy 45,090,133 – 45,090,133 –
Financials 210,892,250 – 210,892,250 –
Foreign Government 2,111,129 – 2,111,129 –
Mortgage-Backed Securities 144,931,950 – 144,931,950 –
Technology 28,664,703 – 28,664,703 –
Transportation 25,112,331 – 25,112,331 –
U.S. Government & Agencies 121,559,117 – 121,559,117 –
Utilities 37,019,263 – 37,019,263 –
Preferred Stock
Financials 1,881,000 1,881,000 – –
Short-Term Investments 1,399,884 – 1,399,884 –
Subtotal Investments in Securities $1,126,464,969 $1,881,000 $1,115,137,619 $9,446,350
Other Investments  * Total
Affiliated Short-Term Investments 158,252,794
Collateral Held for Securities Loaned 1,839,740
Subtotal Other Investments $160,092,534
Total Investments at Value $1,286,557,503
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 126,116 126,116 – –
Total Asset Derivatives $126,116 $126,116 $– $–
Liability Derivatives
Futures Contracts 362,256 362,256 – –
Total Liability Derivatives $362,256 $362,256 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$1,399,884 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 398 March 2021 $ 87,853,505 $ 95,166
Total Futures Long Contracts $ 87,853,505 $ 95,166
CBOT 10-Yr. U.S. Treasury Note (92) March 2021 ( $ 12,677,017) ( $ 26,171)
CBOT 5-Yr. U.S. Treasury Note (855) March 2021 (107,561,112) (309,159)
CBOT U.S. Long Bond (64) March 2021 (11,104,486) 20,486
CME Ultra Long Term U.S. Treasury Bond (7) March 2021 (1,468,011) (26,926)
Ultra 10-Yr. U.S. Treasury Note (17) March 2021 (2,668,574) 10,464
Total Futures Short Contracts ( $ 135,479,200) ($331,306)
Total Futures Contracts ( $ 47,625,695) ($236,140)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Limited Maturity Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 126,116
Total Interest Rate Contracts 126,116
Total Asset Derivatives $126,116
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 362,256
Total Interest Rate Contracts 362,256
Total Liability Derivatives $362,256
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (6,905,231)
Total Interest Rate Contracts
(6,905,231)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 431,464
Total Credit Contracts
431,464
Total ($6,473,767)

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (930,926)
Total Interest Rate Contracts (930,926)
Total ($930,926)
The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended December 31,
2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $88,255,562
Futures - Short (151,750,224)
Credit Contracts
Credit Default Swaps - Buy
Protection (17,077)
Credit Default Swaps - Sell
Protection (45,055)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $36,822 $433,444 $311,930 $158,253 15,825 13.8%
Total Affiliated Short-Term Investments 36,822 158,253 13.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 220 63,081 61,461 1,840 1,840 0.2
Total Collateral Held for Securities Loaned 220 1,840 0.2
Total Value $37,042 $160,093
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(158) $75 $ – $580
Total Income/Non Income Cash from Affiliated
Investments $580
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $(158) $75 $0

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 100.8% ) Value
Communications Services (10.8%)
15 Alphabet, Inc., Class A
a
$ 26,290
2,769 Auto Trader Group plc
b
22,539
1,700 Avex, Inc. 18,863
2,983 BCE, Inc. 127,555
3,052 Carsales.com, Ltd. 47,141
15,771 Deutsche Telekom AG 287,860
319 Electronic Arts, Inc. 45,808
2,603 Elisa Oyj 142,694
310 Embracer Group AB
a
7,377
301,000 HKT Trust and HKT, Ltd. 390,376
6,500 KDDI Corporation 192,727
38,485 Koninklijke (Royal) KPN NV 116,967
222 Match Group, Inc.
a
33,564
400 NEXON Company, Ltd. 12,342
100 Nintendo Company, Ltd. 64,194
17,200 Nippon Telegraph & Telephone
Corporation 441,335
6,164 Orange SA 73,382
521,804 PCCW, Ltd. 314,229
1,481 Rogers Communications, Inc. 68,948
19,500 SKY Perfect JSAT Holdings, Inc. 96,075
67,600 SoftBank Corporation 848,515
610 Take-Two Interactive Software,
Inc.
a
126,752
12,969 Telefonica Deutschland Holding
AG 35,720
2,007 Telenet Group Holding NV 85,841
1,908 Telenor ASA 32,388
2,490 T-Mobile US, Inc.
a
335,777
16,423 Verizon Communications, Inc. 964,851
Total 4,960,110
Consumer Discretionary (5.4%)
500 ABC-MART, Inc. 27,801
26 Amazon.com, Inc.
a
84,680
60,000 Apollo Future Mobility Group, Ltd.
a
5,966
260 AutoZone, Inc.
a
308,214
20,000 Cafe de Coral Holdings, Ltd. 43,140
900 Canon Marketing Japan, Inc. 20,568
870 Dollar General Corporation 182,961
6,919 Domino's Pizza Group plc 29,815
414 Domino's Pizza, Inc. 158,752
92 Hermes International 98,925
1,604 Home Depot, Inc. 426,054
5,000 Hong Kong Television Network,
Ltd.
a
7,379
3,649 McDonald's Corporation 783,002
300 Nagaileben Company, Ltd. 8,583
21,700 Onward Holdings Company, Ltd. 43,575
110 O'Reilly Automotive, Inc.
a
49,783
100 Oriental Land Company, Ltd. 16,523
200 Pan Pacific International Holdings
Company 4,621
4,200 Sangetsu Company, Ltd. 63,211
1,400 Sankyo Company, Ltd. 37,881
3,100 T-GAIA Corporation 58,202
162 Yum! Brands, Inc. 17,587
Total 2,477,223
Consumer Staples (14.7%)
1,277 Church & Dwight Company, Inc. 111,393
1,672 Clorox Company 337,610
5,270 Colgate-Palmolive Company 450,638
914 Costco Wholesale Corporation 344,377
Shares Common Stock (100.8%) Value
Consumer Staples (14.7%) - continued
1,849 Hershey Company $ 281,658
4,321 Hormel Foods Corporation 201,402
25,400 Japan Tobacco, Inc. 517,834
713 Kellogg Company 44,370
553 Kerry Group plc 80,319
1,146 Kimberly-Clark Corporation 154,515
7,858 Koninklijke Ahold Delhaize NV 221,683
31 Lindt & Spruengli AG 302,165
3,816 McCormick & Company, Inc. 364,810
64 Monster Beverage Corporation
a
5,919
6,502 Nestle SA 768,610
10,961 Orkla ASA 111,281
4,867 PepsiCo, Inc. 721,776
5,574 Procter & Gamble Company 775,566
5,900 Seven & I Holdings Company, Ltd. 208,922
859 Unilever NV 52,013
4,461 Wal-Mart Stores, Inc. 643,053
1,576 Winpak, Ltd. 53,016
1,226 Woolworths, Ltd. 37,161
Total 6,790,091
Energy (1.0%)
68,900 Eneos Holdings, Inc. 247,468
2,972 Koninklijke Vopak NV 156,085
1,100 Nippon Gas Company, Ltd. 59,021
Total 462,574
Financials (9.3%)
251 Alleghany Corporation 151,526
218 Allstate Corporation 23,965
1,798 Aon plc 379,863
4,478 Arthur J. Gallagher & Company 553,973
376 ASX, Ltd. 20,867
366 Baloise Holding AG 65,028
1,375 Berkshire Hathaway, Inc.
a
318,821
349 Cboe Global Markets, Inc. 32,499
152 Chubb, Ltd. 23,396
946 Cincinnati Financial Corporation 82,652
1,089 CME Group, Inc. 198,252
1,220 Deutsche Boerse AG 207,731
175 Erie Indemnity Company 42,980
293 FactSet Research Systems, Inc. 97,423
10,200 Hang Seng Bank, Ltd. 176,032
1,953 Intact Financial Corporation 231,249
24,900 Japan Post Bank Company, Ltd. 204,669
9,100 Japan Post Holdings Company,
Ltd. 70,881
6,471 Laurentian Bank of Canada
c
158,610
145 Markel Corporation
a
149,829
59 MarketAxess Holdings, Inc. 33,663
4,911 Marsh & McLennan Companies,
Inc. 574,587
1,931 Mizrahi Tefahot Bank, Ltd. 44,794
869 Progressive Corporation 85,927
1,117 Ringkjoebing Landbobank AS 101,572
391 St. Galler Kantonalbank AG 184,642
426 T. Rowe Price Group, Inc. 64,492
Total 4,279,923
Health Care (17.3%)
1,018 Abbott Laboratories 111,461
264 Abcam plc 5,596
165 Amgen, Inc. 37,937
2,134 Baxter International, Inc. 171,232

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (100.8%) Value
Health Care (17.3%) - continued
5,700 Chugai Pharmaceutical Company,
Ltd. $ 304,124
2,221 Coloplast AS 339,655
1,848 Danaher Corporation 410,515
1,023 DiaSorin SPA 213,592
2,325 Eli Lilly and Company 392,553
6,315 Gilead Sciences, Inc. 367,912
12,027 GlaxoSmithKline plc 220,070
5,145 Johnson & Johnson 809,720
300 KYORIN Holdings, Inc. 5,647
102 Masimo Corporation
a
27,375
2,444 Medtronic plc 286,290
6,199 Merck & Company, Inc. 507,078
23 Mettler-Toledo International, Inc.
a
26,213
152 Moderna, Inc.
a
15,879
3,743 Novartis AG 352,433
4,993 Novo Nordisk AS 348,308
1,737 Regeneron Pharmaceuticals, Inc.
a
839,162
2,008 Roche Holding AG 699,383
4,000 Sawai Pharmaceutical Company,
Ltd. 181,534
396 Seagen, Inc.
a
69,355
354 Sonova Holding AG
a
92,073
708 Stryker Corporation 173,488
100 Sysmex Corporation 12,033
200 Takara Bio, Inc. 5,374
247 Tecan Group AG 121,149
362 Teladoc Health, Inc.
a
72,386
3,100 Toho Holdings Company, Ltd. 54,497
823 UnitedHealth Group, Inc. 288,610
1,488 Vertex Pharmaceuticals, Inc.
a
351,674
2,300 Vital KSK Holdings, Inc. 18,110
222 Zoetis, Inc. 36,741
Total 7,969,159
Industrials (10.1%)
2,370 C.H. Robinson Worldwide, Inc. 222,472
1,924 Canadian National Railway
Company 211,521
18 Canadian Pacific Railway, Ltd. 6,244
688 Geberit AG 430,668
365 IDEX Corporation 72,708
8,100 Itochu Enex Company, Ltd. 79,821
13,700 Kamigumi Company, Ltd. 250,277
42,500 Kandenko Company, Ltd. 359,997
1,671 Landstar System, Inc. 225,017
121 Lennox International, Inc. 33,150
359 Lockheed Martin Corporation 127,438
8,500 Marubeni Corporation 56,630
1,900 Max Company, Ltd. 26,524
8,600 Mitsubishi Corporation 212,006
600 Mitsui & Company, Ltd. 11,001
10,900 Nikkon Holdings Company, Ltd. 218,550
3,300 Nishimatsu Construction
Company, Ltd. 67,675
5,022 RELX plc 122,876
5,821 Republic Services, Inc. 560,562
41 Rockwell Automation, Inc. 10,283
795 SEEK, Ltd. 17,430
1,300 Sumitomo Corporation 17,229
18,400 Takasago Thermal Engineering
Company, Ltd. 279,316
2,050 Verisk Analytics, Inc. 425,559
1,168 Waste Connections, Inc. 119,802
3,544 Waste Management, Inc. 417,944
Shares Common Stock (100.8%) Value
Industrials (10.1%) - continued
196 Watsco, Inc. $ 44,404
600 Yuasa Trading Company, Ltd. 19,297
Total 4,646,401
Information Technology (16.5%)
2,254 Accenture plc 588,767
883 Adobe, Inc.
a
441,606
2,524 Amphenol Corporation 330,064
299 Arista Networks, Inc.
a
86,880
1,087 Automatic Data Processing, Inc. 191,529
636 Broadridge Financial Solutions,
Inc. 97,435
1,700 Canon Electronics, Inc. 24,723
12,100 Canon, Inc. 234,408
4,607 CGI, Inc.
a
365,513
2,827 Cisco Systems, Inc. 126,508
1,982 Citrix Systems, Inc. 257,858
544 Fiserv, Inc.
a
61,940
8,000 IGG, Inc. 8,388
624 Intuit, Inc. 237,026
1,376 Jack Henry & Associates, Inc. 222,898
200 Kanematsu Electronics, Ltd. 8,048
1,616 Keysight Technologies, Inc.
a
213,458
1,718 MasterCard, Inc. 613,223
1,901 Microsoft Corporation 422,820
2,298 Motorola Solutions, Inc. 390,798
700 NSD Company, Ltd. 15,101
100 OBIC Company, Ltd. 20,098
391 Oracle Corporation 25,294
5,773 Paychex, Inc. 537,928
800 Rakus Company, Ltd. 18,529
4,400 Ryosan Company, Ltd. 79,665
540 Stillfront Group AB
a
6,554
5,000 SUNeVision Holdings, Ltd. 4,551
1,348 Synopsys, Inc.
a
349,456
2,974 Texas Instruments, Inc. 488,123
2,599 Thomson Reuters Corporation 212,714
1,008 Tyler Technologies, Inc.
a
440,012
452 VeriSign, Inc.
a
97,813
1,089 Visa, Inc. 238,197
394 Zoom Video Communications,
Inc.
a
132,904
Total 7,590,829
Materials (5.2%)
3,531 Agnico Eagle Mines, Ltd. 248,521
18,439 Barrick Gold Corporation 420,089
48 Christian Hansen Holding AS
a
4,960
169 Croda International plc 15,198
4,022 Franco-Nevada Corporation 504,077
8 Givaudan SA 33,847
1,156 Kirkland Lake Gold, Ltd. 47,769
2,554 Newcrest Mining, Ltd. 50,972
11,034 Newmont Mining Corporation 660,826
400 Nippon Paint Holdings Company,
Ltd. 43,953
6,500 Nippon Steel Trading Corporation 235,548
9 Sherwin-Williams Company 6,614
484 Symrise AG 64,344
1,190 Wheaton Precious Metals
Corporation 49,671
Total 2,386,389

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (100.8%) Value
Real Estate (3.6%)
543 American Tower Corporation $ 121,882
118,332 Ascendas REIT 267,130
634 Camden Property Trust 63,349
1,040 Canadian Apartment Properties
REIT 40,844
301 Crown Castle International
Corporation 47,916
1,600 Daito Trust Construction Company,
Ltd. 149,528
333 Extra Space Storage, Inc. 38,581
408 FirstService Corporation 55,842
5,500 Link REIT 49,950
58,300 Mapletree Commercial Trust 93,978
38 Mori Trust Sogo REIT, Inc. 49,010
1,848 Public Storage, Inc. 426,759
3,001 Quebecor, Inc. 77,235
1,644 Swiss Prime Site AG 161,164
Total 1,643,168
Utilities (6.9%)
1,375 Ameren Corporation 107,333
4,199 American Electric Power
Company, Inc. 349,651
637 American Water Works Company,
Inc. 97,760
7,780 Consolidated Edison, Inc. 562,261
714 Dominion Energy, Inc. 53,693
536 DTE Energy Company 65,076
1,093 Duke Energy Corporation 100,075
1,522 Enagas SA 33,483
13,141 Enel SPA 133,705
119,500 HK Electric Investments, Ltd. 117,612
21,000 Hong Kong and China Gas
Company, Ltd. 31,418
11,450 NextEra Energy, Inc. 883,368
2,593 Southern Company 159,288
700 Toho Gas Company, Ltd. 46,375
1,471 WEC Energy Group, Inc. 135,376
4,272 Xcel Energy, Inc. 284,814
Total 3,161,288
Total Common Stock
(cost $40,740,787) 46,367,155
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
158,900 Thrivent Cash Management Trust 158,900
Total Collateral Held for
Securities Loaned
(cost $158,900) 158,900
Total Investments (cost
$40,899,687) 101.2% $46,526,055
Other Assets and Liabilities, Net
(1.2%) (535,769)
Total Net Assets 100.0% $45,990,286
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $22,539 or 0.0%
of total net assets.
c All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity
Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 150,669
Total lending $150,669
Gross amount payable upon return of
collateral for securities loaned $158,900
Net amounts due to counterparty
$8,231
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 6,577,914
Gross unrealized depreciation (1,075,617)
Net unrealized appreciation (depreciation) $ 5,502,297
Cost for federal income tax purposes $ 41,022,181

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,960,110 1,533,042 3,427,068 –
Consumer Discretionary 2,477,223 2,011,033 466,190 –
Consumer Staples 6,790,091 4,437,087 2,353,004 –
Energy 462,574 – 462,574 –
Financials 4,279,923 2,813,848 1,466,075 –
Health Care 7,969,159 4,995,581 2,973,578 –
Industrials 4,646,401 2,259,339 2,387,062 –
Information Technology 7,590,829 6,592,537 998,292 –
Materials 2,386,389 1,221,188 1,165,201 –
Real Estate 1,643,168 698,487 944,681 –
Utilities 3,161,288 2,798,695 362,593 –
Subtotal Investments in Securities $46,367,155 $29,360,837 $17,006,318 $–
Other Investments  * Total
Collateral Held for Securities Loaned 158,900
Subtotal Other Investments $158,900
Total Investments at Value $46,526,055
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,577 1,577 – –
Total Liability Derivatives $1,577 $1,577 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$10,300 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index (4) March 2021 ( $ 319,023) ( $ 1,577)
Total Futures Short Contracts ( $ 319,023) ($1,577)
Total Futures Contracts ( $ 319,023) ($1,577)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Low Volatility Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,577
Total Equity Contracts 1,577
Total Liability Derivatives $1,577
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (14,534)
Total Equity Contracts
(14,534)
Total ($14,534)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,659)
Total Equity Contracts (6,659)
Total ($6,659)
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $255,615
Futures - Short (5,357)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1,587 $11,317 $12,903 $– – –
Total Affiliated Short-Term Investments 1,587 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 360 1,548 1,749 159 159 0.4%
Total Collateral Held for Securities Loaned 360 159 0.4
Total Value $1,947 $159
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(1) $– $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(1) $– $–

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (4.4%)
5,283 Live Nation Entertainment, Inc.
a
$ 388,195
1,720 RingCentral, Inc.
a
651,828
1,317 Take-Two Interactive Software,
Inc.
a
273,660
Total 1,313,683
Consumer Discretionary (14.5%)
3,940 Aptiv plc 513,343
2,290 Bright Horizons Family Solutions,
Inc.
a
396,147
1,575 Burlington Stores, Inc.
a
411,941
2,340 Chegg, Inc.
a
211,372
3,950 Chewy, Inc.
a,b
355,065
244 Chipotle Mexican Grill, Inc.
a
338,357
734 Domino's Pizza, Inc. 281,460
946 Etsy, Inc.
a
168,303
1,460 Five Below, Inc.
a
255,471
917 Lithia Motors, Inc. 268,378
39 NVR, Inc.
a
159,115
4,462 Planet Fitness, Inc.
a
346,385
1,128 TopBuild Corporation
a
207,642
1,406 Ulta Beauty, Inc.
a
403,747
Total 4,316,726
Consumer Staples (2.5%)
1,207 Casey's General Stores, Inc. 215,594
3,593 Lamb Weston Holdings, Inc. 282,913
2,508 Monster Beverage Corporation
a
231,940
Total 730,447
Financials (5.4%)
4,361 Arch Capital Group, Ltd.
a
157,301
2,045 Arthur J. Gallagher & Company 252,987
1,299 Kinsale Capital Group, Inc. 259,969
872 MSCI, Inc. 389,374
803 SVB Financial Group
a
311,428
3,719 Western Alliance Bancorp 222,954
Total 1,594,013
Health Care (20.4%)
6,848 ACADIA Pharmaceuticals, Inc.
a
366,094
3,305 Agios Pharmaceuticals, Inc.
a
143,206
955 Argenx SE ADR
a
280,856
1,445 Biohaven Pharmaceutical Holding
Company, Ltd.
a
123,851
1,039 Bio-Techne Corporation 329,934
3,799 Catalent, Inc.
a
395,362
1,323 Dexcom, Inc.
a
489,140
1,371 Global Blood Therapeutics, Inc.
a
59,378
5,185 GoodRx Holdings, Inc.
a
209,163
3,745 Guardant Health, Inc.
a
482,656
1,905 Insulet Corporation
a
486,975
2,496 LHC Group, Inc.
a
532,447
1,785 Nevro Corporation
a
308,983
2,074 PRA Health Sciences, Inc.
a
260,163
902 Sarepta Therapeutics, Inc.
a
153,782
1,268 Teleflex, Inc. 521,871
1,884 Veeva Systems, Inc.
a
512,919
1,923 Zoetis, Inc. 318,256
2,163 Zymeworks, Inc.
a
102,223
Total 6,077,259
Shares Common Stock (97.8%) Value
Industrials (14.3%)
20,278 Arconic, Inc. $ 578,734
3,712 ASGN, Inc.
a
310,063
2,571 Chart Industries, Inc.
a
302,838
1,331 Generac Holdings, Inc.
a
302,683
2,259 IDEX Corporation 449,993
3,467 Mercury Systems, Inc.
a
305,304
1,731 Middleby Corporation
a
223,161
1,289 Old Dominion Freight Line, Inc. 251,587
3,052 Regal-Beloit Corporation 374,816
3,090 Ritchie Brothers Auctioneers, Inc. 214,909
2,794 Trex Company, Inc.
a
233,914
3,088 United Rentals, Inc.
a
716,138
Total 4,264,140
Information Technology (29.4%)
2,697 Amphenol Corporation 352,687
5,494 Anaplan, Inc.
a
394,744
1,329 Atlassian Corporation plc
a
310,813
1,382 Bandwidth, Inc.
a
212,372
4,563 BigCommerce Holdings, Inc.
a,b
292,716
1,164 Coupa Software, Inc.
a
394,491
2,265 DocuSign, Inc.
a
503,510
6,862 Elastic NV
a
1,002,744
773 EPAM Systems, Inc.
a
277,005
2,338 Euronet Worldwide, Inc.
a
338,823
2,749 Global Payments, Inc. 592,190
401 Lam Research Corporation 189,380
3,963 Lumentum Holdings, Inc.
a
375,692
5,870 Medallia, Inc.
a
195,001
2,280 MKS Instruments, Inc. 343,026
1,532 Monolithic Power Systems, Inc. 561,064
1,088 Nice, Ltd. ADR
a
308,492
1,115 Okta, Inc.
a
283,500
1,389 Palo Alto Networks, Inc.
a
493,637
1,442 Qorvo, Inc.
a
239,761
609 ServiceNow, Inc.
a
335,212
10,620 STMicroelectronics NV ADR
b
394,214
1,725 Zscaler, Inc.
a
344,500
Total 8,735,574
Materials (2.2%)
1,517 Martin Marietta Materials, Inc. 430,782
884 Quaker Chemical Corporation 223,997
Total 654,779
Real Estate (4.7%)
1,214 Camden Property Trust 121,303
6,638 CBRE Group, Inc.
a
416,335
608 CoStar Group, Inc.
a
561,962
1,035 Equity Lifestyle Properties, Inc. 65,578
859 SBA Communications Corporation 242,350
Total 1,407,528
Total Common Stock
(cost $24,143,651) 29,094,149
Shares
Collateral Held for Securities
Loaned ( 3.2% ) Value
949,490 Thrivent Cash Management Trust 949,490
Total Collateral Held for
Securities Loaned
(cost $949,490) 949,490

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
1,402 SPDR S&P Oil & Gas Exploration
ETF
b
$ 82,017
Total 82,017
Total Registered Investment
Companies (cost $83,408) 82,017
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
88,695 0.240% 886,946
Total Short-Term Investments
(cost $886,946) 886,946
Total Investments (cost
$26,063,495) 104.3% $31,012,602
Other Assets and Liabilities, Net
(4.3%) (1,267,692)
Total Net Assets 100.0% $29,744,910
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 912,461
Total lending $912,461
Gross amount payable upon return of
collateral for securities loaned $949,490
Net amounts due to counterparty
$37,029
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,063,865
Gross unrealized depreciation (123,432)
Net unrealized appreciation (depreciation) $ 4,940,433
Cost for federal income tax purposes $ 26,072,169

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,313,683 1,313,683 – –
Consumer Discretionary 4,316,726 4,316,726 – –
Consumer Staples 730,447 730,447 – –
Financials 1,594,013 1,594,013 – –
Health Care 6,077,259 6,077,259 – –
Industrials 4,264,140 4,264,140 – –
Information Technology 8,735,574 8,735,574 – –
Materials 654,779 654,779 – –
Real Estate 1,407,528 1,407,528 – –
Registered Investment Companies
Unaffiliated 82,017 82,017 – –
Subtotal Investments in Securities $29,176,166 $29,176,166 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 886,946
Collateral Held for Securities Loaned 949,490
Subtotal Other Investments $1,836,436
Total Investments at Value $31,012,602
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
4/29/2020
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1,250 $15,172 $15,534 $887 89 3.0%
Total Affiliated Short-Term Investments 1,250 887 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,579 630 949 949 3.2
Total Collateral Held for Securities Loaned – 949 3.2
Total Value $1,250 $1,836
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/29/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(1) $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(1) $– $0

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.8% ) Value
Communications Services (1.6%)
1,420 Cable One, Inc. $ 3,163,363
28,151 Cinemark Holdings, Inc.
a
490,109
11,424 John Wiley and Sons, Inc. 521,620
37,910 New York Times Company 1,962,601
57,400 Tegna, Inc. 800,730
26,065 Telephone & Data Systems, Inc. 484,027
12,225 World Wrestling Entertainment,
Inc. 587,411
18,211 Yelp, Inc.
b
594,953
Total 8,604,814
Consumer Discretionary (14.7%)
24,583 Adient plc
b
854,751
13,638 Adtalem Global Education, Inc.
b
463,010
39,158 American Eagle Outfitters, Inc.
a
785,901
15,414 AutoNation, Inc.
b
1,075,743
21,026 Boyd Gaming Corporation
b
902,436
20,511 Brunswick Corporation 1,563,759
54,529 Caesars Entertainment, Inc.
b
4,049,869
11,428 Carter's, Inc. 1,075,032
7,550 Choice Hotels International, Inc. 805,811
9,297 Churchill Downs, Inc. 1,810,963
7,974 Columbia Sportswear Company 696,768
6,210 Cracker Barrel Old Country Store,
Inc. 819,223
37,830 Dana, Inc. 738,442
7,353 Deckers Outdoor Corporation
b
2,108,693
17,210 Dick's Sporting Goods, Inc. 967,374
14,628 Five Below, Inc.
b
2,559,607
27,331 Foot Locker, Inc. 1,105,266
10,921 Fox Factory Holding Corporation
b
1,154,459
64,159 Gentex Corporation 2,176,915
61,037 Goodyear Tire & Rubber Company 665,914
1,058 Graham Holdings Company 564,316
12,268 Grand Canyon Education, Inc.
b
1,142,273
24,284 GrubHub, Inc.
b
1,803,573
48,021 H&R Block, Inc. 761,613
40,130 Harley-Davidson, Inc. 1,472,771
6,638 Helen of Troy, Ltd.
b
1,474,897
35,205 IAA, Inc.
b
2,287,621
5,949 Jack in the Box, Inc. 552,067
23,059 KB Home 772,938
41,275 Kohl's Corporation 1,679,480
14,304 Lear Corporation 2,274,765
6,840 Lithia Motors, Inc. 2,001,863
10,751 Marriott Vacations Worldwide
Corporation 1,475,252
91,121 Mattel, Inc.
b
1,590,061
6,956 Murphy USA, Inc. 910,332
28,486 Nordstrom, Inc.
a
889,048
14,891 Ollie's Bargain Outlet Holdings,
Inc.
b
1,217,637
8,627 Papa John's International, Inc. 732,001
61,686 Park Hotels & Resorts, Inc. 1,057,915
38,632 Penn National Gaming, Inc.
b
3,336,646
15,190 Polaris, Inc. 1,447,303
4,087 RH
b
1,829,014
14,701 Scientific Games Corporation
b
609,944
45,226 Service Corporation International 2,220,597
19,801 Six Flags Entertainment
Corporation 675,214
35,498 Skechers USA, Inc.
b
1,275,798
6,389 Strategic Education, Inc. 609,063
34,021 Taylor Morrison Home Corporation
b
872,639
50,244 Tempur Sealy International, Inc.
b
1,356,588
Shares Common Stock (98.8%) Value
Consumer Discretionary (14.7%) - continued
17,100 Texas Roadhouse, Inc. $ 1,336,536
14,495 Thor Industries, Inc. 1,347,890
30,063 Toll Brothers, Inc. 1,306,839
8,646 TopBuild Corporation
b
1,591,556
33,204 Tri Pointe Homes, Inc.
b
572,769
25,177 TripAdvisor, Inc.
b
724,594
17,921 Urban Outfitters, Inc.
b
458,778
7,287 Visteon Corporation
b
914,664
12,301 Weight Watchers International,
Inc.
b
300,144
46,934 Wendy's Company 1,028,793
20,052 Williams-Sonoma, Inc. 2,042,096
7,771 Wingstop, Inc. 1,030,046
22,479 Wyndham Destinations, Inc. 1,008,408
24,392 Wyndham Hotels & Resorts, Inc. 1,449,860
Total 80,386,138
Consumer Staples (3.6%)
35,942 BJ's Wholesale Club Holdings,
Inc.
b
1,339,918
2,393 Boston Beer Company, Inc.
b
2,379,336
9,670 Casey's General Stores, Inc. 1,727,255
74,193 Coty, Inc. 520,835
42,431 Darling Ingredients, Inc.
b
2,447,420
14,231 Edgewell Personal Care Company 492,108
15,248 Energizer Holdings, Inc.
a
643,161
51,522 Flowers Foods, Inc. 1,165,943
22,431 Grocery Outlet Holding
Corporation
b
880,417
21,605 Hain Celestial Group, Inc.
b
867,441
17,539 Ingredion, Inc. 1,379,793
5,119 Lancaster Colony Corporation 940,514
13,361 Nu Skin Enterprises, Inc. 729,911
12,753 Pilgrim's Pride Corporation
b
250,086
16,041 Post Holdings, Inc.
b
1,620,301
5,182 Sanderson Farms, Inc. 685,060
30,881 Sprouts Farmers Markets, Inc.
b
620,708
4,531 Tootsie Roll Industries, Inc.
a
134,571
14,795 TreeHouse Foods, Inc.
b
628,640
Total 19,453,418
Energy (1.2%)
74,874 Antero Midstream Corporation 577,279
48,656 ChampionX Corporation
b
744,437
26,695 Cimarex Energy Company 1,001,329
58,784 CNX Resources Corporation
b
634,867
72,155 EQT Corporation 917,090
106,432 Equitrans Midstream Corporation 855,713
37,801 Murphy Oil Corporation
a
457,392
16,626 World Fuel Services Corporation 518,066
105,759 WPX Energy, Inc.
b
861,936
Total 6,568,109
Financials (14.7%)
11,876 Affiliated Managers Group, Inc. 1,207,789
3,747 Alleghany Corporation 2,262,026
18,417 American Financial Group, Inc. 1,613,698
40,212 Associated Banc-Corp 685,615
25,245 BancorpSouth Bank 692,723
10,488 Bank of Hawaii Corporation 803,591
31,649 Bank OZK 989,664
23,433 Brighthouse Financial, Inc.
b
848,392
61,727 Brown & Brown, Inc. 2,926,477
19,605 Cathay General Bancorp 631,085

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.8%) Value
Financials (14.7%) - continued
25,795 CIT Group, Inc. $ 926,040
36,388 CNO Financial Group, Inc. 808,905
27,597 Commerce Bancshares, Inc. 1,813,123
14,646 Cullen/Frost Bankers, Inc. 1,277,571
37,063 East West Bancorp, Inc. 1,879,465
29,898 Eaton Vance Corporation 2,030,971
29,434 Essent Group, Ltd. 1,271,549
10,638 Evercore, Inc. 1,166,350
84,470 F.N.B. Corporation 802,465
9,947 FactSet Research Systems, Inc. 3,307,378
24,713 Federated Hermes, Inc. 713,959
29,230 First American Financial
Corporation 1,509,145
37,207 First Financial Bankshares, Inc. 1,345,963
145,250 First Horizon Corporation 1,853,390
10,850 FirstCash, Inc. 759,934
42,479 Fulton Financial Corporation 540,333
132,480 Genworth Financial, Inc.
b
500,774
24,981 Glacier Bancorp, Inc. 1,149,376
22,624 Hancock Whitney Corporation 769,668
9,753 Hanover Insurance Group, Inc. 1,140,321
39,784 Home BancShares, Inc. 774,992
21,150 Interactive Brokers Group, Inc. 1,288,458
14,578 International Bancshares
Corporation 545,800
38,945 Janus Henderson Group plc 1,266,102
54,170 Jefferies Financial Group, Inc. 1,332,582
16,097 Kemper Corporation 1,236,733
5,581 Kinsale Capital Group, Inc. 1,116,926
2,852 LendingTree, Inc.
b
780,849
6,957 Mercury General Corporation 363,225
48,770 Navient Corporation 478,921
121,456 New York Community Bancorp,
Inc. 1,281,361
74,035 Old Republic International
Corporation 1,459,230
30,575 PacWest Bancorp 776,605
19,858 Pinnacle Financial Partners, Inc. 1,278,855
10,290 Primerica, Inc. 1,378,140
17,685 PROG Holdings, Inc. 952,691
24,233 Prosperity Bancshares, Inc. 1,680,801
17,787 Reinsurance Group of America,
Inc. 2,061,513
13,303 RenaissanceRe Holdings, Ltd. 2,205,903
10,380 RLI Corporation 1,081,077
31,416 SEI Investments Company 1,805,478
15,666 Selective Insurance Group, Inc. 1,049,309
14,025 Signature Bank 1,897,442
98,242 SLM Corporation 1,217,218
50,886 Sterling Bancorp 914,930
26,968 Stifel Financial Corporation 1,360,805
38,697 Synovus Financial Corporation 1,252,622
39,923 TCF Financial Corporation 1,477,949
13,211 Texas Capital Bancshares, Inc.
b
786,055
16,605 Trustmark Corporation 453,483
11,318 UMB Financial Corporation 780,829
57,658 Umpqua Holdings Corporation 872,942
33,973 United Bankshares, Inc. 1,100,725
105,740 Valley National Bancorp 1,030,965
19,850 Washington Federal, Inc. 510,939
23,616 Webster Financial Corporation 995,414
15,090 Wintrust Financial Corporation 921,848
Total 79,997,457
Shares Common Stock (98.8%) Value
Health Care (10.9%)
23,299 Acadia Healthcare Company, Inc.
b
$ 1,171,008
8,590 Amedisys, Inc.
b
2,519,705
26,903 Arrowhead Research Corporation
b
2,064,267
12,523 Avanos Medical, Inc.
b
574,555
10,108 Bio-Techne Corporation 3,209,795
9,844 Cantel Medical Corporation 776,298
13,023 Charles River Laboratories
International, Inc.
b
3,253,927
4,176 Chemed Corporation 2,224,179
11,794 Emergent Biosolutions, Inc.
b
1,056,742
26,033 Encompass Health Corporation 2,152,669
81,226 Exelixis, Inc.
b
1,630,206
19,961 Globus Medical, Inc.
b
1,301,856
13,294 Haemonetics Corporation
b
1,578,662
33,269 Halozyme Therapeutics, Inc.
b
1,420,919
20,124 HealthEquity, Inc.
b
1,402,844
17,492 Hill-Rom Holdings, Inc. 1,713,691
5,109 ICU Medical, Inc.
b
1,095,829
18,534 Integra LifeSciences Holdings
Corporation
b
1,203,227
14,587 Jazz Pharmaceuticals, Inc.
b
2,407,584
8,271 LHC Group, Inc.
b
1,764,370
4,210 Ligand Pharmaceuticals, Inc.
a,b
418,685
12,723 LivaNova plc
b
842,390
13,261 Masimo Corporation
b
3,558,987
7,211 Medpace Holdings, Inc.
b
1,003,771
15,525 Molina Healthcare, Inc.
b
3,301,857
46,969 Nektar Therapeutics
b
798,473
13,887 Neogen Corporation
b
1,101,239
13,427 NuVasive, Inc.
b
756,343
22,739 Patterson Companies, Inc. 673,757
8,841 Penumbra, Inc.
a,b
1,547,175
16,795 PRA Health Sciences, Inc.
b
2,106,765
13,118 Prestige Consumer Healthcare,
Inc.
b
457,425
10,023 Quidel Corporation
b
1,800,632
13,177 Repligen Corporation
b
2,525,109
19,876 Syneos Health, Inc.
b
1,354,152
27,626 Tenet Healthcare Corporation
b
1,103,106
11,635 United Therapeutics Corporation
b
1,766,077
Total 59,638,276
Industrials (17.0%)
9,644 Acuity Brands, Inc. 1,167,792
39,472 AECOM
b
1,964,916
16,080 AGCO Corporation 1,657,687
13,850 ASGN, Inc.
b
1,156,890
13,500 Avis Budget Group, Inc.
a,b
503,550
16,638 Axon Enterprise, Inc.
b
2,038,654
12,942 Brink's Company 931,824
53,706 Builders FirstSource, Inc.
b
2,191,742
13,975 Carlisle Companies, Inc. 2,182,615
13,307 Clean Harbors, Inc.
b
1,012,663
26,361 Colfax Corporation
b
1,008,045
12,931 Crane Company 1,004,221
10,866 Curtiss-Wright Corporation 1,264,259
33,051 Donaldson Company, Inc. 1,846,890
8,355 Dycom Industries, Inc.
b
630,970
14,382 EMCOR Group, Inc. 1,315,378
11,147 EnerSys 925,870
32,766 Fluor Corporation 523,273
9,337 FTI Consulting, Inc.
b
1,043,130
9,163 GATX Corporation 762,178
16,453 Generac Holdings, Inc.
b
3,741,577
43,864 Graco, Inc. 3,173,560

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.8%) Value
Industrials (17.0%) - continued
19,485 Healthcare Services Group, Inc. $ 547,528
15,421 Herman Miller, Inc. 521,230
21,871 Hexcel Corporation 1,060,525
11,183 HNI Corporation 385,366
14,200 Hubbell, Inc. 2,226,418
9,339 Insperity, Inc. 760,381
22,621 ITT Corporation 1,742,269
82,329 JetBlue Airways Corporation
b
1,197,064
33,840 KAR Auction Services, Inc. 629,762
37,315 KBR, Inc. 1,154,153
21,803 Kennametal, Inc. 790,141
15,719 Kirby Corporation
b
814,716
32,903 Knight-Swift Transportation
Holdings, Inc. 1,376,003
10,049 Landstar System, Inc. 1,353,198
9,122 Lennox International, Inc. 2,499,154
15,570 Lincoln Electric Holdings, Inc. 1,810,013
15,063 Manpower, Inc. 1,358,381
14,698 MasTec, Inc.
b
1,002,110
14,663 Mercury Systems, Inc.
b
1,291,224
14,560 Middleby Corporation
b
1,877,075
9,484 MSA Safety, Inc. 1,416,815
11,981 MSC Industrial Direct Company,
Inc. 1,011,077
14,131 Nordson Corporation 2,839,624
44,539 nVent Electric plc 1,037,313
17,853 Oshkosh Corporation 1,536,608
28,337 Owens Corning, Inc. 2,146,811
10,628 Regal-Beloit Corporation 1,305,225
14,109 Ryder System, Inc. 871,372
11,368 Simpson Manufacturing Company,
Inc. 1,062,340
23,969 Stericycle, Inc.
b
1,661,771
40,855 Sunrun, Inc.
b
2,834,520
18,144 Terex Corporation 633,044
14,079 Tetra Tech, Inc. 1,630,067
17,756 Timken Company 1,373,604
28,092 Toro Company 2,664,245
30,314 Trex Company, Inc.
b
2,537,888
22,118 Trinity Industries, Inc. 583,694
44,272 Univar, Inc.
b
841,611
5,564 Valmont Industries, Inc. 973,311
8,593 Watsco, Inc. 1,946,744
15,196 Werner Enterprises, Inc. 595,987
15,289 Woodward, Inc. 1,858,072
23,934 XPO Logistics, Inc.
b
2,852,933
Total 92,659,071
Information Technology (17.2%)
30,570 ACI Worldwide, Inc.
b
1,174,805
12,494 Alliance Data Systems Corporation 925,805
19,779 Arrow Electronics, Inc.
b
1,924,497
25,875 Avnet, Inc. 908,471
11,679 Belden, Inc. 489,350
12,978 Blackbaud, Inc. 747,014
6,603 CACI International, Inc.
b
1,646,326
31,860 CDK Global, Inc. 1,651,304
34,053 Ceridian HCM Holding, Inc.
b
3,628,688
40,403 Ciena Corporation
b
2,135,299
15,176 Cirrus Logic, Inc.
b
1,247,467
7,614 CMC Materials, Inc. 1,151,998
45,721 Cognex Corporation 3,670,711
6,398 Coherent, Inc.
b
959,828
12,339 CommVault Systems, Inc.
b
683,210
10,786 Concentrix Corporation
b
1,064,578
Shares Common Stock (98.8%) Value
Information Technology (17.2%) - continued
20,363 CoreLogic, Inc. $ 1,574,467
28,888 Cree, Inc.
b
3,059,239
33,076 Enphase Energy, Inc.
b
5,803,846
7,618 Fair Isaac Corporation
b
3,893,103
22,197 First Solar, Inc.
b
2,195,727
27,157 II-VI, Inc.
b
2,062,846
8,066 InterDigital, Inc. 489,445
11,220 j2 Global, Inc.
b
1,096,082
35,239 Jabil, Inc. 1,498,715
6,382 Littelfuse, Inc. 1,625,240
17,362 LiveRamp Holding, Inc.
b
1,270,725
19,767 Lumentum Holdings, Inc.
b
1,873,912
16,632 Manhattan Associates, Inc.
b
1,749,354
16,089 MAXIMUS, Inc. 1,177,554
14,436 MKS Instruments, Inc. 2,171,896
11,099 Monolithic Power Systems, Inc. 4,064,787
34,362 National Instruments Corporation 1,509,866
33,748 NCR Corporation
b
1,267,912
19,263 NetScout Systems, Inc.
b
528,191
9,800 Paylocity Holding Corporation
b
2,017,918
35,821 Perspecta, Inc. 862,570
27,489 PTC, Inc.
b
3,287,959
8,785 Qualys, Inc.
a,b
1,070,628
83,065 Sabre Corporation 998,441
23,802 SailPoint Technologies Holdings,
Inc.
b
1,267,218
15,244 Science Applications International
Corporation 1,442,692
17,019 Semtech Corporation
b
1,226,900
11,474 Silicon Laboratories, Inc.
b
1,461,099
13,408 Solaredge Technology, Ltd.
b
4,278,761
9,031 Synaptics, Inc.
b
870,588
10,796 SYNNEX Corporation 879,226
28,616 Teradata Corporation
b
643,002
65,499 Trimble, Inc.
b
4,373,368
11,222 Universal Display Corporation 2,578,816
16,797 ViaSat, Inc.
b
548,422
34,706 Vishay Intertechnology, Inc. 718,761
11,554 WEX, Inc.
b
2,351,586
Total 93,800,213
Materials (5.6%)
16,945 AptarGroup, Inc. 2,319,601
14,274 Ashland Global Holdings, Inc. 1,130,501
23,950 Avient Corporation 964,706
14,819 Cabot Corporation 665,077
43,067 Chemours Company 1,067,631
31,435 Commercial Metals Company 645,675
8,890 Compass Minerals International,
Inc. 548,691
14,451 Domtar Corporation 457,374
10,948 Eagle Materials, Inc. 1,109,580
6,923 Greif, Inc. 324,550
10,807 Ingevity Corporation
b
818,414
28,622 Louisiana-Pacific Corporation 1,063,880
8,900 Minerals Technologies, Inc. 552,868
1,916 NewMarket Corporation 763,124
41,148 O-I Glass, Inc. 489,661
37,197 Olin Corporation 913,558
16,692 Reliance Steel & Aluminum
Company 1,998,867
17,176 Royal Gold, Inc. 1,826,839
34,019 RPM International, Inc. 3,088,245
10,653 Scotts Miracle-Gro Company 2,121,438
11,090 Sensient Technologies Corporation 818,109

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.8%) Value
Materials (5.6%) - continued
20,557 Silgan Holdings, Inc. $ 762,254
26,290 Sonoco Products Company 1,557,682
52,323 Steel Dynamics, Inc. 1,929,149
57,704 United States Steel Corporation 967,696
48,505 Valvoline, Inc. 1,122,406
9,396 Worthington Industries, Inc. 482,391
Total 30,509,967
Real Estate (8.9%)
36,034 American Campus Communities,
Inc. 1,541,174
38,975 Apartment Income REIT
Corporation
b
1,497,030
77,623 Brixmor Property Group, Inc. 1,284,661
25,499 Camden Property Trust 2,547,860
11,197 CoreSite Realty Corporation 1,402,760
29,369 Corporate Office Properties Trust 765,944
38,896 Cousins Properties, Inc. 1,303,016
31,528 CyrusOne, Inc. 2,306,273
43,160 Douglas Emmett, Inc. 1,259,409
10,357 EastGroup Properties, Inc. 1,429,887
19,535 EPR Properties 634,887
33,787 First Industrial Realty Trust, Inc. 1,423,446
35,621 Healthcare Realty Trust, Inc. 1,054,382
27,204 Highwoods Properties, Inc. 1,078,095
39,833 Hudson Pacific Properties, Inc. 956,789
29,132 JBG SMITH Properties 910,958
13,432 Jones Lang LaSalle, Inc.
b
1,992,906
27,458 Kilroy Realty Corporation 1,576,089
22,628 Lamar Advertising Company 1,883,102
12,723 Life Storage, Inc. 1,518,999
29,350 Macerich Company 313,164
140,331 Medical Properties Trust, Inc. 3,057,812
88,643 MGIC Investment Corporation 1,112,470
45,484 National Retail Properties, Inc. 1,861,205
59,432 Omega Healthcare Investors, Inc. 2,158,570
34,276 Pebblebrook Hotel Trust 644,389
54,517 Physicians Realty Trust 970,403
17,508 PotlatchDeltic Corporation 875,750
5,254 PS Business Parks, Inc. 698,099
35,742 Rayonier, Inc. REIT 1,050,100
34,173 Rexford Industrial Realty, Inc. 1,678,236
54,176 Sabra Health Care REIT, Inc. 941,037
43,153 Service Properties Trust 495,828
29,912 Spirit Realty Capital, Inc. 1,201,565
61,875 Store Capital Corporation 2,102,512
28,721 Urban Edge Properties 371,650
31,536 Weingarten Realty Investors 683,385
Total 48,583,842
Utilities (3.4%)
13,608 ALLETE, Inc. 842,880
16,428 Black Hills Corporation 1,009,501
58,436 Essential Utilities, Inc. 2,763,438
28,585 Hawaiian Electric Industries, Inc. 1,011,623
13,212 IDACORP, Inc. 1,268,748
52,499 MDU Resources Group, Inc. 1,382,824
23,816 National Fuel Gas Company 979,552
25,169 New Jersey Resources
Corporation 894,758
13,243 NorthWestern Corporation 772,199
52,368 OGE Energy Corporation 1,668,444
13,901 ONE Gas, Inc. 1,067,180
20,854 PNM Resources, Inc. 1,012,045
Shares Common Stock (98.8%) Value
Utilities (3.4%) - continued
14,879 Southwest Gas Holdings, Inc. $ 903,899
13,514 Spire, Inc. 865,437
54,567 UGI Corporation 1,907,662
Total 18,350,190
Total Common Stock
(cost $390,220,305) 538,551,495
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
5,987,385 Thrivent Cash Management Trust 5,987,385
Total Collateral Held for
Securities Loaned
(cost $5,987,385) 5,987,385
Shares or
Principal
Amount Short-Term Investments ( 1.3% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.060%, 1/12/2021
c,d
699,989
Thrivent Core Short-Term Reserve
Fund
641,976 0.240% 6,419,762
Total Short-Term Investments
(cost $7,119,749) 7,119,751
Total Investments (cost
$403,327,439) 101.2% $551,658,631
Other Assets and Liabilities, Net
(1.2%) (6,606,501)
Total Net Assets 100.0% $545,052,130
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 5,798,802
Total lending $5,798,802
Gross amount payable upon return of
collateral for securities loaned $5,987,385
Net amounts due to counterparty
$188,583
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 168,447,211
Gross unrealized depreciation (22,061,625)
Net unrealized appreciation (depreciation) $ 146,385,586
Cost for federal income tax purposes $ 405,370,565
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,604,814 8,604,814 – –
Consumer Discretionary 80,386,138 80,386,138 – –
Consumer Staples 19,453,418 19,453,418 – –
Energy 6,568,109 6,568,109 – –
Financials 79,997,457 79,997,457 – –
Health Care 59,638,276 59,638,276 – –
Industrials 92,659,071 92,659,071 – –
Information Technology 93,800,213 93,800,213 – –
Materials 30,509,967 30,509,967 – –
Real Estate 48,583,842 48,583,842 – –
Utilities 18,350,190 18,350,190 – –
Short-Term Investments 699,989 – 699,989 –
Subtotal Investments in Securities $539,251,484 $538,551,495 $699,989 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,419,762
Collateral Held for Securities Loaned 5,987,385
Subtotal Other Investments $12,407,147
Total Investments at Value $551,658,631
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 97,520 97,520 – –
Total Asset Derivatives $97,520 $97,520 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling $699,989 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 28 March 2021 $ 6,352,280 $ 97,520
Total Futures Long Contracts $ 6,352,280 $ 97,520
Total Futures Contracts $ 6,352,280 $97,520

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Mid Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 97,520
Total Equity Contracts 97,520
Total Asset Derivatives $97,520
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (2,036,925)
Total Equity Contracts
(2,036,925)
Total ($2,036,925)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (80,398)
Total Equity Contracts (80,398)
Total ($80,398)
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $8,070,827
Futures - Short (49,359)

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $15,779 $59,084 $68,462 $6,420 642 1.2%
Total Affiliated Short-Term Investments 15,779 6,420 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,595 103,297 106,905 5,987 5,987 1.1
Total Collateral Held for Securities Loaned 9,595 5,987 1.1
Total Value $25,374 $12,407
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $19 $– $ – $99
Total Income/Non Income Cash from Affiliated
Investments $99
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 47
Total Affiliated Income from Securities Loaned, Net $47
Total Value $19 $– $1

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Communications Services (4.8%)
791,540 DISH Network Corporation
a
$ 25,598,404
788,594 Twitter, Inc.
a
42,702,365
292,046 Zillow Group, Inc.
a
39,700,733
Total 108,001,502
Consumer Discretionary (12.6%)
282,355 Aptiv plc 36,788,033
70,548 Domino's Pizza, Inc. 27,052,336
212,549 Expedia Group, Inc. 28,141,488
863,576 Harley-Davidson, Inc. 31,693,239
169,563 Lululemon Athletica, Inc.
a
59,013,011
14,022 NVR, Inc.
a
57,207,797
100,929 RH
a,b
45,167,746
Total 285,063,650
Consumer Staples (3.7%)
1,315,327 Hain Celestial Group, Inc.
a
52,810,379
373,887 Lamb Weston Holdings, Inc. 29,439,863
Total 82,250,242
Energy (2.3%)
362,438 Valero Energy Corporation 20,503,118
3,943,568 WPX Energy, Inc.
a
32,140,079
Total 52,643,197
Financials (14.5%)
1,415,838 Ally Financial, Inc. 50,488,783
1,183,980 Assured Guaranty, Ltd. 37,283,530
423,085 Interactive Brokers Group, Inc. 25,774,338
340,093 Kemper Corporation 26,129,345
2,362,963 KeyCorp 38,776,223
173,532 Kinsale Capital Group, Inc. 34,728,959
1,236,093 Radian Group, Inc. 25,030,883
807,722 Western Alliance Bancorp 48,422,934
947,037 Zions Bancorporations NA 41,139,288
Total 327,774,283
Health Care (10.5%)
160,283 Alexion Pharmaceuticals, Inc.
a
25,042,616
81,277 Align Technology, Inc.
a
43,432,803
278,193 Catalent, Inc.
a
28,951,546
360,197 Edwards Lifesciences Corporation
a
32,860,772
304,980 Jazz Pharmaceuticals, Inc.
a
50,336,949
151,943 NuVasive, Inc.
a
8,558,949
99,857 Quidel Corporation
a
17,939,310
212,651 Universal Health Services, Inc. 29,239,513
Total 236,362,458
Industrials (19.4%)
282,766 Advanced Drainage Systems, Inc. 23,633,582
959,796 Altra Industrial Motion Corporation 53,201,492
1,905,080 Arconic, Inc. 54,370,983
259,970 Heico Corporation 34,420,028
681,977 Nutrien, Ltd. 32,844,012
200,730 Old Dominion Freight Line, Inc. 39,178,481
224,279 Regal-Beloit Corporation 27,543,704
36,482 Rockwell Automation, Inc. 9,150,051
1,115,991 Southwest Airlines Company 52,016,341
601,394 Timken Company 46,523,840
282,432 United Rentals, Inc.
a
65,498,805
Total 438,381,319
Shares Common Stock (97.6%) Value
Information Technology (14.7%)
412,602 Akamai Technologies, Inc.
a
$ 43,319,084
445,971 Alliance Data Systems Corporation 33,046,451
131,449 ANSYS, Inc.
a
47,821,146
497,544 Ciena Corporation
a
26,295,200
1,182,946 Dropbox, Inc.
a
26,249,572
182,823 Enphase Energy, Inc.
a
32,079,952
124,055 Nice, Ltd. ADR
a,b
35,174,555
2,019,196 Nuance Communications, Inc.
a
89,026,352
Total 333,012,312
Materials (3.3%)
487,346 Ball Corporation 45,410,900
804,202 Steel Dynamics, Inc. 29,650,928
Total 75,061,828
Real Estate (6.5%)
132,774 Alexandria Real Estate Equities,
Inc. 23,662,982
310,629 Camden Property Trust 31,038,049
152,657 Digital Realty Trust, Inc. 21,297,178
689,654 Douglas Emmett, Inc. 20,124,104
675,075 Duke Realty Corporation 26,982,748
1,642,422 Host Hotels & Resorts, Inc. 24,028,634
Total 147,133,695
Utilities (5.3%)
442,860 Alliant Energy Corporation 22,820,576
1,129,284 CenterPoint Energy, Inc. 24,437,706
648,660 CMS Energy Corporation 39,574,746
335,524 Entergy Corporation 33,498,716
Total 120,331,744
Total Common Stock
(cost $1,479,370,439) 2,206,016,230
Shares
Collateral Held for Securities
Loaned ( 2.7% ) Value
61,950,700 Thrivent Cash Management Trust 61,950,700
Total Collateral Held for
Securities Loaned
(cost $61,950,700) 61,950,700
Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
5,429,724 0.240% 54,297,238
Total Short-Term Investments
(cost $54,268,251) 54,297,238
Total Investments (cost
$1,595,589,390) 102.7% $2,322,264,168
Other Assets and Liabilities, Net
(2.7%) (62,028,905)
Total Net Assets 100.0% $2,260,235,263
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 60,693,588
Total lending $60,693,588
Gross amount payable upon return of
collateral for securities loaned $61,950,700
Net amounts due to counterparty
$1,257,112
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 772,651,001
Gross unrealized depreciation (46,165,528)
Net unrealized appreciation (depreciation) $ 726,485,473
Cost for federal income tax purposes $ 1,595,778,695
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 108,001,502 108,001,502 – –
Consumer Discretionary 285,063,650 285,063,650 – –
Consumer Staples 82,250,242 82,250,242 – –
Energy 52,643,197 52,643,197 – –
Financials 327,774,283 327,774,283 – –
Health Care 236,362,458 236,362,458 – –
Industrials 438,381,319 438,381,319 – –
Information Technology 333,012,312 333,012,312 – –
Materials 75,061,828 75,061,828 – –
Real Estate 147,133,695 147,133,695 – –
Utilities 120,331,744 120,331,744 – –
Subtotal Investments in Securities $2,206,016,230 $2,206,016,230 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 54,297,238
Collateral Held for Securities Loaned 61,950,700
Subtotal Other Investments $116,247,938
Total Investments at Value $2,322,264,168
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $86,402 $204,309 $236,333 $54,297 5,430 2.4%
Total Affiliated Short-Term Investments 86,402 54,297 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 55,911 343,624 337,584 61,951 61,951 2.7
Total Collateral Held for Securities Loaned 55,911 61,951 2.7
Total Value $142,313 $116,248
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(110) $29 $ – $634
Total Income/Non Income Cash from Affiliated
Investments $634
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 3 102
Total Affiliated Income from Securities Loaned, Net $102
Total Value $(110) $29 $3

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Communications Services (5.6%)
3,544 Discovery, Inc.
a,b
$ 106,639
5,816 Imax Corporation
b
104,804
5,837 Interpublic Group of Companies,
Inc. 137,286
Total 348,729
Consumer Discretionary (12.0%)
829 Aptiv plc 108,010
2,161 Cedar Fair, LP 85,014
1,308 Dollar Tree, Inc.
b
141,316
1,484 eBay, Inc. 74,571
869 Lear Corporation 138,197
644 Mohawk Industries, Inc.
b
90,772
1,175 Polaris, Inc. 111,954
Total 749,834
Consumer Staples (4.9%)
6,035 Albertsons Companies, Inc.
a
106,095
710 Church & Dwight Company, Inc. 61,934
2,350 Hain Celestial Group, Inc.
b
94,353
596 Sysco Corporation 44,259
Total 306,641
Energy (4.7%)
3,930 Helmerich & Payne, Inc. 91,019
1,889 Marathon Petroleum Corporation 78,129
1,051 Pioneer Natural Resources
Company 119,698
Total 288,846
Financials (20.1%)
1,310 Capital One Financial Corporation 129,493
990 Cboe Global Markets, Inc. 92,189
1,319 Comerica, Inc. 73,679
2,777 Equitable Holdings, Inc. 71,063
3,158 Hartford Financial Services Group,
Inc. 154,679
673 Kemper Corporation 51,707
1,024 Raymond James Financial, Inc. 97,966
1,818 Selective Insurance Group, Inc. 121,770
2,864 Trustmark Corporation 78,216
1,907 Voya Financial, Inc. 112,151
2,636 Wintrust Financial Corporation 161,033
2,545 Zions Bancorporations NA 110,555
Total 1,254,501
Health Care (7.5%)
1,556 Acadia Healthcare Company, Inc.
b
78,205
638 Alexion Pharmaceuticals, Inc.
b
99,681
1,559 Centene Corporation
b
93,587
540 Jazz Pharmaceuticals, Inc.
b
89,127
695 Zimmer Biomet Holdings, Inc. 107,092
Total 467,692
Industrials (12.8%)
1,318 AGCO Corporation 135,873
990 Carlisle Companies, Inc. 154,618
598 JB Hunt Transport Services, Inc. 81,717
494 Lincoln Electric Holdings, Inc. 57,427
2,257 Meritor, Inc.
b
62,993
1,983 Robert Half International, Inc. 123,898
2,713 Southwest Airlines Company 126,453
Shares Common Stock (98.7%) Value
Industrials (12.8%) - continued
132 W.W. Grainger, Inc. $ 53,901
Total 796,880
Information Technology (11.9%)
3,568 Change Healthcare, Inc.
b
66,543
2,133 FLIR Systems, Inc. 93,489
1,500 Jabil, Inc. 63,795
3,224 Juniper Networks, Inc. 72,572
274 Littelfuse, Inc. 69,777
3,820 ON Semiconductor Corporation
b
125,029
1,355 PTC, Inc.
b
162,072
1,589 Western Digital Corporation 88,015
Total 741,292
Materials (7.5%)
4,696 Axalta Coating Systems, Ltd.
b
134,071
2,329 Berry Plastics Group, Inc.
b
130,866
1,995 CF Industries Holdings, Inc. 77,226
703 LyondellBasell Industries NV 64,437
1,162 Nucor Corporation 61,807
Total 468,407
Real Estate (7.3%)
694 Camden Property Trust 69,345
2,045 CBRE Group, Inc.
b
128,262
1,972 Highwoods Properties, Inc. 78,150
8,257 Host Hotels & Resorts, Inc. 120,800
2,051 Rayonier, Inc. REIT 60,258
Total 456,815
Utilities (4.4%)
1,099 Alliant Energy Corporation 56,632
5,035 CenterPoint Energy, Inc. 108,957
364 Entergy Corporation 36,341
1,331 Evergy, Inc. 73,884
Total 275,814
Total Common Stock
(cost $4,782,416) 6,155,451
Shares
Collateral Held for Securities
Loaned ( 3.2% ) Value
198,810 Thrivent Cash Management Trust 198,810
Total Collateral Held for
Securities Loaned
(cost $198,810) 198,810
Shares
Registered Investment
Companies ( 1.3% ) Value
Unaffiliated  (1.3%)
2,017 Fidelity US Utilities ETF 81,850
Total 81,850
Total Registered Investment
Companies (cost $77,363) 81,850

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
9,069 0.240% $ 90,687
Total Short-Term Investments
(cost $90,687) 90,687
Total Investments (cost
$5,149,276) 104.7% $6,526,798
Other Assets and Liabilities, Net
(4.7%) (290,421)
Total Net Assets 100.0% $6,236,377
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 199,503
Total lending $199,503
Gross amount payable upon return of
collateral for securities loaned $198,810
Net amounts due to counterparty
$(693)
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,390,794
Gross unrealized depreciation (14,007)
Net unrealized appreciation (depreciation) $ 1,376,787
Cost for federal income tax purposes $ 5,150,011

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 348,729 348,729 – –
Consumer Discretionary 749,834 749,834 – –
Consumer Staples 306,641 306,641 – –
Energy 288,846 288,846 – –
Financials 1,254,501 1,254,501 – –
Health Care 467,692 467,692 – –
Industrials 796,880 796,880 – –
Information Technology 741,292 741,292 – –
Materials 468,407 468,407 – –
Real Estate 456,815 456,815 – –
Utilities 275,814 275,814 – –
Registered Investment Companies
Unaffiliated 81,850 81,850 – –
Subtotal Investments in Securities $6,237,301 $6,237,301 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 90,687
Collateral Held for Securities Loaned 198,810
Subtotal Other Investments $289,497
Total Investments at Value $6,526,798
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
4/29/2020
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1,250 $1,914 $3,073 $91 9 1.5%
Total Affiliated Short-Term Investments 1,250 91 1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 226 27 199 199 3.2
Total Collateral Held for Securities Loaned – 199 3.2
Total Value $1,250 $290
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/29/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $0 $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $ 0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $0 $– $0

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.5% )
a
Value
Basic Materials (0.1%)
Avantor Funding, Inc., Term Loan
$ 970,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 970,611
Ball Metalpack Finco, LLC, Term
Loan
697,125
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
682,834
Chemours Company, Term Loan
985,508
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
964,773
Hexion, Inc., Term Loan
823,728
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
b
815,491
Innophos Holdings, Inc., Term
Loan
823,775
3.647%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
821,716
Nouryon USA, LLC, Term Loan
1,948,314
3.153%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,925,578
Pixelle Specialty Solutions, LLC,
Term Loan
964,064
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
959,484
PQ Corporation, Term Loan
695,462
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
694,738
Total 7,835,225
Capital Goods (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
503,738
2.647%,  (LIBOR 1M +
2.500%), 9/4/2027
b
504,685
Flex Acquisition Company, Inc.
Term Loan
1,807,632
3.225%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,783,681
Gemini HDPE, LLC, Term Loan
1,175,000
0.000%,  (LIBOR 1M +
3.000%), 12/28/2027
b,d,e
1,166,187
GFL Environmental, Inc., Term
Loan
1,225,000
0.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
1,226,017
Graham Packaging Company,
Inc., Term Loan
798,424
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
800,324
Mauser Packaging Solutions
Holding Company, Term Loan
1,269,796
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,223,766
MI Windows and Doors, Inc., Term
Loan
1,105,000
4.500%,  (LIBOR 3M +
3.750%), 12/15/2027
b,d,e
1,106,381
Reynolds Group Holdings, Inc.,
Term Loan
290,549
2.897%,  (LIBOR 1M +
2.750%), 2/5/2023
b
289,096
1,000,000
3.397%,  (LIBOR 1M +
3.250%), 2/16/2026
b
991,250
Principal
Amount Bank Loans (1.5%)
a
Value
Capital Goods (0.1%) - continued
TransDigm, Inc., Term Loan
$ 2,888,362
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
$ 2,826,696
Vertiv Group Corporation, Term
Loan
2,779,000
3.153%,  (LIBOR 1M +
3.000%), 3/2/2027
b
2,759,464
Total 14,677,547
Communications Services (0.4%)
Altice France SA, Term Loan
854,025
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
834,741
Cablevision Lightpath, LLC, Term
Loan
1,175,000
3.750%,  (LIBOR 3M +
3.250%), 12/1/2027
b
1,171,698
CCI Buyer, Inc., Term Loan
300,000
0.000%,  (LIBOR 1M +
4.000%), 12/12/2027
b,d,e
299,499
CenturyLink, Inc., Term Loan
1,930,500
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,908,299
CommScope, Inc., Term Loan
1,567,065
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,553,354
Coral-US Co-Borrower, LLC, Term
Loan
3,450,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
3,403,287
Diamond Sports Group, LLC, Term
Loan
2,469,420
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
2,175,658
E.W. Scripps Company, Term Loan
1,150,000
0.000%,  (LIBOR 1M +
3.000%), 12/15/2027
b,d,e
1,150,000
Eagle Broadband Investments,
LLC, Term Loan
1,960,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b,d,e
1,956,335
Entercom Media Corporation, Term
Loan
1,238,240
2.648%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,207,284
GCI, LLC, Term Loan
1,850,363
3.500%,  (LIBOR 3M +
2.750%), 10/15/2025
b,d,e
1,840,537
Gray Television, Inc., Term Loan
750,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
743,303
HCP Acquisition, LLC, Term Loan
1,806,235
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,805,477
iHeartCommunications, Inc., Term
Loan
957,744
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
940,984
Meredith Corporation, Term Loan
1,012,456
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
1,017,012

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Communications Services (0.4%) - continued
NEP Group, Inc., Term Loan
$ 1,327,900
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 1,255,609
195,000
7.147%,  (LIBOR 1M +
7.000%), 10/19/2026
b
165,360
Nexstar Broadcasting, Inc., Term
Loan
1,863,576
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
1,848,909
Nielsen Finance, LLC, Term Loan
671,625
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
674,842
Radiate Holdco, LLC, Term Loan
2,785,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,786,309
SBA Senior Finance II, LLC, Term
Loan
1,407,025
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,389,817
Terrier Media Buyer, Inc., Term
Loan
1,089,000
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
1,088,662
447,750
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
446,631
TNS, Inc., Term Loan
1,477,013
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
1,462,243
Virgin Media Bristol, LLC, Term
Loan
945,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,d,e
943,469
WideOpenWest Finance, LLC,
Term Loan
1,508,765
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,500,799
Xplornet Communications, Inc.,
Term Loan
1,209,299
4.897%,  (LIBOR 1M +
4.750%), 6/10/2027
b
1,209,601
Ziggo Financing Partnership, Term
Loan
1,825,000
2.659%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,811,878
Total 38,591,597
Consumer Cyclical (0.2%)
1011778 B.C., LLC, Term Loan
2,064,573
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
2,032,964
Caesars Resort Collection, LLC,
Term Loan
1,561,087
4.647%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,561,571
Carnival Corporation, Term Loan
783,033
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
804,566
Cengage Learning, Inc., Term
Loan
773,232
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
739,929
Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Cyclical (0.2%) - continued
Four Seasons Hotels, Ltd., Term
Loan
$ 1,299,394
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
$ 1,288,947
Golden Entertainment, Inc., Term
Loan
2,692,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,625,472
Golden Nugget, LLC, Term Loan
815,794
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
785,838
Harbor Freight Tools USA, Inc.,
Term Loan
1,520,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
1,517,462
LCPR Loan Financing, LLC, Term
Loan
3,255,000
5.159%,  (LIBOR 1M +
5.000%), 10/15/2026
b
3,263,821
Michaels Stores, Inc., Term Loan
1,112,212
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
1,102,481
Penn National Gaming, Inc., Term
Loan
1,672,814
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,649,612
Scientific Games International,
Inc., Term Loan
5,249,626
2.897%,  (LIBOR 1M +
2.750%), 8/14/2024
b
5,119,698
Staples, Inc., Term Loan
274,109
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
267,530
888,908
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
859,307
Stars Group Holdings BV, Term
Loan
1,425,710
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,430,072
Tenneco, Inc., Term Loan
1,170,076
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,138,870
Wyndham Hotels & Resorts, Inc.,
Term Loan
904,187
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
896,954
Total 27,085,094
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
937,620
4.414%,  (LIBOR 3M +
4.250%), 5/6/2024
b
936,054
Bausch Health Americas, Inc.,
Term Loan
2,421,775
3.148%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,411,192
Bellring Brands, LLC, Term Loan
460,181
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
461,561
Change Healthcare Holdings, LLC,
Term Loan
925,762
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
920,671

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Chobani, LLC, Term Loan
$ 603,488
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
$ 601,375
CNT Holdings I Corporation, Term
Loan
785,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
783,650
220,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
223,300
Dole Food Company, Inc., Term
Loan
1,635,912
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,631,823
Endo International plc, Term Loan
902,251
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
886,461
Froneri U.S., Inc., Term Loan
582,075
2.397%,  (LIBOR 1M +
2.250%), 1/31/2027
b
575,672
Global Medical Response, Inc.,
Term Loan
3,960,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
3,927,013
Grifols Worldwide Operations USA,
Inc., Term Loan
1,092,242
2.102%,  (LIBOR 1W +
2.000%), 11/15/2027
b
1,082,008
IQVIA, Inc., Term Loan
446,538
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
443,413
Jaguar Holding Company II, Term
Loan
1,171,900
3.500%,  (LIBOR 1M +
2.500%), 8/18/2022
b
1,170,880
JBS USA LUX SA, Term Loan
1,743,938
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,728,678
MPH Acquisition Holdings, LLC,
Term Loan
3,628,118
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,607,728
Ortho-Clinical Diagnostics SA,
Term Loan
4,174,616
3.398%,  (LIBOR 1M +
3.250%), 6/30/2025
b
4,109,909
Plantronics, Inc., Term Loan
992,600
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
969,334
Precision Medicine Group, LLC,
Term Loan
170,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
170,000
1,285,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b,c
1,285,000
Sotera Health Holdings, LLC, Term
Loan
981,348
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
984,214
US Foods, Inc., Term Loan
659,818
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
649,248
Total 29,559,184
Principal
Amount Bank Loans (1.5%)
a
Value
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
$ 1,322,450
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b
$ 1,319,766
Calpine Corporation, Term Loan
1,520,000
2.650%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,508,600
Energizer Holdings, Inc., Term
Loan
225,000
0.000%,  (LIBOR 3M +
2.250%), 12/16/2027
b,d,e
224,579
90,000
0.000%,  (LIBOR 1M +
2.250%), 12/16/2027
b,d,e
89,832
Lealand Finance Company BV,
Term Loan
359,904
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
233,037
Lummus Technology Holdings V,
LLC, Term Loan
1,326,675
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
1,326,118
Total 4,701,932
Financials (0.1%)
Asurion, LLC, Term Loan
1,700,000
0.000%,  (LIBOR 1M +
3.250%), 12/18/2026
b,d,e
1,680,790
Avolon TLB Borrower 1 US, LLC,
Term Loan
968,057
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
960,197
BPR Nimbus, LLC, Term Loan
1,007,016
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
948,549
Delos Finance SARL, Term Loan
830,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
828,614
INEOS U.S. Finance, LLC, Term
Loan
659,898
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
651,834
Level 3 Financing, Inc., Term Loan
1,865,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,831,971
MoneyGram International, Inc.,
Term Loan
1,167,225
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
1,166,933
Newco Financing Partnership,
Term Loan
1,265,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
1,265,632
Northriver Midstream Finance, LP,
Term Loan
1,125,606
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,105,750
Tronox Finance, LLC, Term Loan
690,378
3.197%,  (LIBOR 1M +
3.000%), 9/22/2024
b
685,980

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Financials (0.1%) - continued
UPC Financing Partnership, Term
Loan
$ 1,265,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
$ 1,265,633
Total 12,391,883
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,319,353
3.714%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,267,516
Prime Security Services Borrower,
LLC, Term Loan
3,653,047
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
3,662,180
Rackspace Technology Global,
Inc., Term Loan
3,675,529
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
3,667,259
SS&C Technologies, Inc., Term
Loan
605,725
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
597,245
472,673
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
466,055
1,465,702
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,447,571
Zayo Group Holdings, Inc., Term
Loan
2,365,046
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,347,308
Total 13,455,134
Transportation (0.1%)
Delta Air Lines, Inc., Term Loan
597,000
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
605,424
Genesee & Wyoming, Inc., Term
Loan
1,647,550
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,642,657
Mileage Plus Holdings, LLC, Term
Loan
900,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
935,442
SkyMiles IP, Ltd., Term Loan
965,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
999,103
United Airlines, Inc., Term Loan
1,232,198
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
1,204,473
Total 5,387,099
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
284,370
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
283,539
Core and Main, LP, Term Loan
1,701,750
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,691,829
Principal
Amount Bank Loans (1.5%)
a
Value
Utilities (0.1%) - continued
EnergySolutions, LLC, Term Loan
$ 1,014,000
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
$ 995,829
Exgen Renewables IV, LLC, Term
Loan
1,565,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
1,562,653
Pacific Gas and Electric Company,
Term Loan
2,054,675
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
b
2,075,735
Total 6,609,585
Total Bank Loans
(cost $160,056,844) 160,294,280
Shares
Registered Investment
Companies ( 41.0% ) Value
Unaffiliated  (0.6%)
14,238 Health Care Select Sector SPDR
Fund
g
1,615,159
719,900 Invesco Senior Loan ETF 16,039,372
18,444 ProShares Ultra S&P 500
g
1,684,859
119,925 SPDR S&P 500 ETF Trust 44,837,559
10,890 SPDR S&P Biotech ETF
g
1,533,094
20,353 SPDR S&P Oil & Gas Exploration
ETF
g
1,190,651
40,844 SPDR S&P Regional Banking ETF 2,121,846
Total 69,022,540
Affiliated  (40.4%)
25,243,506 Thrivent Core Emerging Markets
Debt Fund 261,775,153
6,661,625 Thrivent Core Emerging Markets
Equity Fund 78,540,556
5,843,653 Thrivent Core International Equity
Fund 57,326,233
35,614,778 Thrivent Core Low Volatility Equity
Fund 448,746,208
30,844,699 Thrivent Global Stock Portfolio 436,492,585
43,584,855 Thrivent High Yield Portfolio 203,397,443
59,469,137 Thrivent Income Portfolio 680,517,229
52,944,850 Thrivent International Allocation
Portfolio 536,532,518
4,741,640 Thrivent International Index
Portfolio 60,007,828
37,121,101 Thrivent Large Cap Value Portfolio 712,027,266
34,518,211 Thrivent Limited Maturity Bond
Portfolio 348,789,259
21,359,982 Thrivent Mid Cap Stock Portfolio 484,589,635
6,427,004 Thrivent Small Cap Stock Portfolio 134,494,051
Total 4,443,235,964
Total Registered Investment
Companies (cost $3,655,015,096) 4,512,258,504
Shares Common Stock ( 28.4% ) Value
Communications Services (2.0%)
134,391 Activision Blizzard, Inc. 12,478,204
36,064 Alphabet, Inc., Class A
h
63,207,209
3,957 Alphabet, Inc., Class C
h
6,932,189
46,941 ANGI Homeservices, Inc.
h
619,387

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Communications Services (2.0%) - continued
47,292 AT&T, Inc. $ 1,360,118
5,256 Charter Communications, Inc.
h
3,477,107
26,116 Cinemark Holdings, Inc.
g
454,680
105,356 Comcast Corporation 5,520,654
8,755 Consolidated Communications
Holdings, Inc.
h
42,812
61,219 Discovery, Inc., Class A
g,h
1,842,080
50,416 DISH Network Corporation
h
1,630,453
15,581 EchoStar Corporation
h
330,161
110,894 Facebook, Inc.
h
30,291,805
29,949 Gannett Company, Inc.
h
100,629
10,038 Hemisphere Media Group, Inc.
h
103,994
53,845 Interpublic Group of Companies,
Inc. 1,266,434
289,742 Live Nation Entertainment, Inc.
h
21,290,242
14,315 Match Group, Inc.
h
2,164,285
13,995 Meredith Corporation 268,704
18,702 News Corporation 332,335
6,462 Omnicom Group, Inc. 403,035
100,355 ORBCOMM, Inc.
h
744,634
152,587 QuinStreet, Inc.
h
3,271,465
24,126 RingCentral, Inc.
h
9,143,030
12,050 Scholastic Corporation 301,250
19,594 Take-Two Interactive Software,
Inc.
h
4,071,437
333,554 Twitter, Inc.
h
18,061,949
390,254 Uber Technologies, Inc.
h
19,902,954
92,688 Verizon Communications, Inc. 5,445,420
27,002 Walt Disney Company
h
4,892,222
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
138,436
18,692 Zillow Group, Inc.
h
2,540,991
Total 222,630,305
Consumer Discretionary (4.1%)
6,047 Aaron's Company, Inc.
h
114,651
21,717 Adient plc
h
755,100
36,420 Amazon.com, Inc.
h
118,617,391
18,685 American Eagle Outfitters, Inc.
g
375,008
622 American Public Education, Inc.
h
18,959
191,301 Aptiv plc 24,924,607
23,796 At Home Group, Inc.
h
367,886
7,928 AutoNation, Inc.
h
553,295
1,605 AutoZone, Inc.
h
1,902,631
2,154 Beazer Homes USA, Inc.
h
32,633
45,894 Bed Bath & Beyond, Inc.
g
815,077
18,926 BJ's Restaurants, Inc.
h
728,462
8,169 Booking Holdings, Inc.
h
18,194,569
55,153 Bright Horizons Family Solutions,
Inc.
h
9,540,917
8,392 Brinker International, Inc. 474,735
3,500 Brunswick Corporation 266,840
24,810 Burlington Stores, Inc.
h
6,489,055
18,651 Caesars Entertainment, Inc.
h
1,385,210
4,552 Camping World Holdings, Inc. 118,580
16,766 Carnival Corporation 363,152
526 Cavco Industries, Inc.
h
92,287
51,118 Cedar Fair, LP 2,010,982
9,721 Century Casinos, Inc.
h
62,117
11,784 Century Communities, Inc.
h
515,904
34,191 Chegg, Inc.
h
3,088,473
55,954 Chewy, Inc.
g,h
5,029,705
206,016 Chico's FAS, Inc. 327,565
4,376 Children's Place, Inc.
g,h
219,238
16,239 Chipotle Mexican Grill, Inc.
h
22,518,784
Shares Common Stock (28.4%) Value
Consumer Discretionary (4.1%) - continued
5,350 Choice Hotels International, Inc. $ 571,005
2,027 Churchill Downs, Inc. 394,839
180,239 Cooper-Standard Holdings, Inc.
h
6,248,886
8,978 Cracker Barrel Old Country Store,
Inc. 1,184,378
27,870 Crocs, Inc.
h
1,746,334
39,054 Culp, Inc. 619,787
20,561 D.R. Horton, Inc. 1,417,064
12,912 Dana, Inc. 252,042
11,839 Darden Restaurants, Inc. 1,410,262
5,956 Dave & Buster's Entertainment,
Inc. 178,799
5,451 Deckers Outdoor Corporation
h
1,563,238
393 Del Taco Restaurants, Inc.
h
3,561
23,549 Denny's Corporation
h
345,699
38,639 Designer Brands, Inc. 295,588
16,464 Dick's Sporting Goods, Inc. 925,441
8,686 Dine Brands Global, Inc. 503,788
22,201 Domino's Pizza, Inc. 8,513,195
7,890 Dorman Products, Inc.
h
685,010
274,536 Duluth Holdings, Inc.
h
2,899,100
5,742 eBay, Inc. 288,536
53,485 Emerald Holding, Inc. 289,889
16,190 Ethan Allen Interiors, Inc. 327,200
23,420 Etsy, Inc.
h
4,166,652
13,603 Expedia Group, Inc. 1,801,037
28,542 Express, Inc.
g,h
25,973
12,974 Extended Stay America, Inc. 192,145
41,467 Five Below, Inc.
h
7,255,896
11,008 Foot Locker, Inc. 445,164
2,631 Fox Factory Holding Corporation
h
278,123
87,571 Gap, Inc. 1,768,058
10,510 Genuine Parts Company 1,055,519
57,588 Goodyear Tire & Rubber Company 628,285
6,576 Grand Canyon Education, Inc.
h
612,291
7,228 Groupon, Inc.
h
274,628
17,530 H&R Block, Inc. 278,026
52,697 Hanesbrands, Inc. 768,322
64,424 Harley-Davidson, Inc. 2,364,361
6,371 Helen of Troy, Ltd.
h
1,415,572
84,162 Home Depot, Inc. 22,355,110
4,180 Hovnanian Enterprises, Inc.
h
137,355
10,943 Jack in the Box, Inc. 1,015,510
21,830 KB Home 731,742
32,516 Knoll, Inc. 477,335
42,509 Kohl's Corporation 1,729,691
49,320 L Brands, Inc. 1,834,211
26,892 Lear Corporation 4,276,635
46,246 Leggett & Platt, Inc. 2,048,698
25,180 Lithia Motors, Inc. 7,369,431
38,583 Lowe's Companies, Inc. 6,192,957
10,800 Lululemon Athletica, Inc.
h
3,758,724
5,935 Madison Square Garden Sports
Corporation
h
1,092,634
17,702 Marcus Corporation 238,623
3,131 Marriott International, Inc. 413,042
3,828 Marriott Vacations Worldwide
Corporation 525,278
35,212 Mattel, Inc.
h
614,449
17,271 McDonald's Corporation 3,706,011
10,972 Meritage Homes Corporation
h
908,701
16,054 Michaels Companies, Inc.
h
208,863
47,055 Miller Industries, Inc. 1,789,031
7,116 Mohawk Industries, Inc.
h
1,003,000
1,702 Netflix, Inc.
h
920,322

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Consumer Discretionary (4.1%) - continued
1,045 NIKE, Inc. $ 147,836
44,414 Nordstrom, Inc.
g
1,386,161
38,243 Norwegian Cruise Line Holdings,
Ltd.
g,h
972,519
2,619 NVR, Inc.
h
10,685,153
38,374 Ollie's Bargain Outlet Holdings,
Inc.
h
3,137,842
9,693 Overstock.com, Inc.
g,h
464,973
59,754 Park Hotels & Resorts, Inc. 1,024,781
23,806 Penn National Gaming, Inc.
h
2,056,124
138,268 Planet Fitness, Inc.
h
10,733,745
166,777 Playa Hotels and Resorts NV
h
992,323
8,818 Polaris, Inc. 840,179
7,075 Pool Corporation 2,635,438
32,442 PulteGroup, Inc. 1,398,899
9,647 Purple Innovation, Inc.
h
317,772
1,817 PVH Corporation 170,598
57,816 Qurate Retail, Inc. 634,242
85,920 Red Rock Resorts, Inc. 2,151,437
6,460 RH
h
2,890,979
2,166 Royal Caribbean Cruises, Ltd. 161,779
47,613 Ruth's Hospitality Group, Inc. 844,178
10,110 Scientific Games Corporation
h
419,464
22,449 Six Flags Entertainment
Corporation 765,511
78,525 Skyline Corporation
h
2,429,564
17,437 Sleep Number Corporation
h
1,427,393
27,527 Sony Corporation ADR 2,782,980
28,910 Standard Motor Products, Inc. 1,169,699
66,120 Stoneridge, Inc.
h
1,998,808
882 Strategic Education, Inc. 84,081
88,691 Taylor Morrison Home Corporation
h
2,274,924
28,832 Tenneco, Inc.
h
305,619
42,456 Tesla, Inc.
h
29,959,926
64,474 Texas Roadhouse, Inc. 5,039,288
21,467 Thor Industries, Inc. 1,996,216
52,586 Toll Brothers, Inc. 2,285,913
19,746 TopBuild Corporation
h
3,634,844
18,044 Tri Pointe Homes, Inc.
h
311,259
1,410 Tupperware Brands Corporation
h
45,670
20,316 Ulta Beauty, Inc.
h
5,833,943
7,213 Vail Resorts, Inc. 2,012,138
994 Wayfair, Inc.
g,h
224,455
1,857 Whirlpool Corporation 335,170
12,469 Williams-Sonoma, Inc. 1,269,843
34,087 Wingstop, Inc. 4,518,232
114 Winmark Corporation 21,181
4,981 Wyndham Destinations, Inc. 223,448
6,027 YETI Holdings, Inc.
h
412,669
12,414 Yum! Brands, Inc. 1,347,664
47,454 Zumiez, Inc.
h
1,745,358
Total 455,767,077
Consumer Staples (0.7%)
979 Beyond Meat, Inc.
g,h
122,375
174,338 BJ's Wholesale Club Holdings,
Inc.
h
6,499,321
1,359 Boston Beer Company, Inc.
h
1,351,240
31,933 Casey's General Stores, Inc. 5,703,872
13,152 Celsius Holdings, Inc.
h
661,677
236 Church & Dwight Company, Inc. 20,586
49,434 Colgate-Palmolive Company 4,227,101
14,485 Costco Wholesale Corporation 5,457,658
198,161 Cott Corporation 3,107,164
78,189 Coty, Inc. 548,887
Shares Common Stock (28.4%) Value
Consumer Staples (0.7%) - continued
29,776 Darling Ingredients, Inc.
h
$ 1,717,480
152,771 e.l.f. Beauty, Inc.
h
3,848,302
5,212 Edgewell Personal Care Company 180,231
7,511 Flowers Foods, Inc. 169,974
91,818 Hain Celestial Group, Inc.
h
3,686,493
413 Herbalife Nutrition, Ltd.
h
19,845
4,554 Ingredion, Inc. 358,263
13,272 John B. Sanfilippo & Son, Inc. 1,046,630
8,738 Kimberly-Clark Corporation 1,178,145
85,298 Lamb Weston Holdings, Inc. 6,716,365
962 Lancaster Colony Corporation 176,748
12,071 McCormick & Company, Inc. 1,153,988
2,769 Medifast, Inc. 543,665
50,191 Monster Beverage Corporation
h
4,641,664
36,872 NewAge, Inc.
h
96,973
2,646 Nu Skin Enterprises, Inc. 144,551
3,037 PepsiCo, Inc. 450,387
7,376 Performance Food Group
Company
h
351,171
17,576 Philip Morris International, Inc. 1,455,117
249 PriceSmart, Inc. 22,681
24,023 Procter & Gamble Company 3,342,560
9,176 Seneca Foods Corporation
h
366,122
2,638 Spectrum Brands Holdings, Inc. 208,349
15,636 Sprouts Farmers Markets, Inc.
h
314,284
2,747 Tootsie Roll Industries, Inc. 81,586
171,525 Turning Point Brands, Inc. 7,643,154
9,903 US Foods Holding Corporation
h
329,869
7,830 Utz Brands, Inc. 172,730
6,925 Vector Group, Ltd. 80,676
40,580 Wal-Mart Stores, Inc. 5,849,607
1,389 WD-40 Company 369,030
Total 74,416,521
Energy (0.5%)
5,175 Abraxas Petroleum Corporation
h
11,851
46,189 Antero Midstream Corporation 356,117
43,482 Apache Corporation 617,010
130,622 Archrock, Inc. 1,131,187
69,186 BP plc ADR 1,419,697
100,615 Centennial Resource
Development, Inc.
h
150,922
35,755 ChampionX Corporation
h
547,051
31,782 Chevron Corporation 2,683,990
78,903 Cimarex Energy Company 2,959,652
23,265 CNX Resources Corporation
h
251,262
33,879 Continental Resources, Inc.
g
552,228
69,078 Core Laboratories NV
g
1,831,258
20,647 Delek US Holdings, Inc. 331,797
335,999 Devon Energy Corporation 5,312,144
66,590 Diamondback Energy, Inc. 3,222,956
114,614 EnLink Midstream, LLC
h
425,218
48,297 Enterprise Products Partners, LP 946,138
29,901 EOG Resources, Inc. 1,491,163
111,796 EQT Corporation
g
1,420,927
61,486 Equitrans Midstream Corporation 494,347
8,914 Evolution Petroleum Corporation 25,405
60,457 Exterran Corporation
h
267,220
29,345 Exxon Mobil Corporation 1,209,601
86,909 Frank's International NV
h
238,131
68,722 Gran Tierra Energy, Inc.
g,h
25,001
39,246 Halliburton Company 741,749
178,992 Helmerich & Payne, Inc. 4,145,455
1,303 Hess Midstream, LP 25,500
27,021 HollyFrontier Corporation 698,493

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Energy (0.5%) - continued
37,059 Liberty Oilfield Services, Inc. $ 382,078
156,300 Marathon Oil Corporation 1,042,521
38,029 Marathon Petroleum Corporation 1,572,879
157,926 McDermott International, Inc.
h
127,920
4,941 NexTier Oilfield Solutions, Inc.
h
16,997
176,689 Nine Energy Service, Inc.
h
480,594
29,235 Occidental Petroleum Corporation 506,058
73,695 Oceaneering International, Inc.
h
585,875
141,125 Patterson-UTI Energy, Inc. 742,317
67,588 PBF Energy, Inc. 479,875
3,030 PDC Energy, Inc.
h
62,206
14,773 Pioneer Natural Resources
Company 1,682,497
54,529 Plains GP Holdings, LP
h
460,770
27,710 ProPetro Holding Corporation
h
204,777
44,074 Range Resources Corporation
h
295,296
16,125 RPC, Inc.
h
50,794
51,554 Schlumberger, Ltd. 1,125,424
104,368 Southwestern Energy Company
h
311,017
56,483 Talos Energy, Inc.
h
465,420
50,590 Targa Resources Corporation 1,334,564
169,746 TechnipFMC plc 1,595,612
23,085 Valero Energy Corporation 1,305,918
361,526 WPX Energy, Inc.
h
2,946,437
Total 51,311,316
Financials (3.4%)
829 1st Source Corporation 33,409
38,191 Aflac, Inc. 1,698,354
52,346 AG Mortgage Investment Trust,
Inc. 154,421
62,955 Air Lease Corporation 2,796,461
6,454 Alleghany Corporation 3,896,215
90,181 Ally Financial, Inc. 3,215,854
121,747 American Express Company 14,720,430
77,090 American Financial Group, Inc. 6,754,626
3,754 Ameriprise Financial, Inc. 729,515
46,750 Ameris Bancorp 1,779,772
6,996 Aon plc 1,478,045
82,909 Apollo Commercial Real Estate
Finance, Inc. 926,094
62,914 Arch Capital Group, Ltd.
h
2,269,308
10,713 Argo Group International Holdings,
Ltd. 468,158
59,368 Arthur J. Gallagher & Company 7,344,415
27,820 Artisan Partners Asset
Management, Inc. 1,400,459
122,825 Associated Banc-Corp 2,094,166
169,739 Assured Guaranty, Ltd. 5,345,081
23,273 Bancorp, Inc.
h
317,676
156,275 Bank of America Corporation 4,736,695
5,728 Bank of Marin Bancorp 196,700
46,308 Bank of N.T. Butterfield & Son, Ltd. 1,442,957
39,365 BankFinancial Corporation 345,625
39,472 Banner Corporation 1,839,000
15,791 Berkshire Hathaway, Inc.
h
3,661,459
105,147 Berkshire Hills Bancorp, Inc. 1,800,117
7,316 BlackRock, Inc. 5,278,787
17,278 Blackstone Mortgage Trust, Inc. 475,663
1,527 BOK Financial Corporation 104,569
259,652 Boston Private Financial Holdings,
Inc. 2,194,059
4,367 Bridge Bancorp, Inc. 105,594
117,402 Bridgewater Bancshares, Inc.
h
1,466,351
19,910 Brighthouse Financial, Inc.
h
720,842
Shares Common Stock (28.4%) Value
Financials (3.4%) - continued
88,310 BrightSphere Investment Group $ 1,702,617
54,716 Brookline Bancorp, Inc. 658,781
14,341 Brown & Brown, Inc. 679,907
14,729 Byline Bancorp, Inc. 227,563
35,424 Capital One Financial Corporation 3,501,662
326 Cboe Global Markets, Inc. 30,357
45,233 Central Pacific Financial
Corporation 859,879
365,649 Charles Schwab Corporation 19,394,023
23,322 Chubb, Ltd. 3,589,722
6,661 Cincinnati Financial Corporation 581,972
85,252 Citigroup, Inc. 5,256,638
15,965 Citizens Financial Group, Inc. 570,908
15,672 CME Group, Inc. 2,853,088
82,312 Columbia Banking System, Inc. 2,955,001
13,639 Comerica, Inc. 761,875
5,835 Commerce Bancshares, Inc. 383,359
45,657 Community Trust Bancorp, Inc. 1,691,592
4,632 Cullen/Frost Bankers, Inc. 404,049
2,320 Customers Bancorp, Inc.
h
42,178
1,447 Diamond Hill Investment Group,
Inc. 215,994
22,241 Discover Financial Services 2,013,478
14,054 East West Bancorp, Inc. 712,678
18,072 Ellington Residential Mortgage
REIT 235,659
2,812 Encore Capital Group, Inc.
h
109,527
15,229 Enterprise Financial Services
Corporation 532,254
52,305 Essent Group, Ltd. 2,259,576
27,965 Evercore, Inc. 3,066,083
459,629 Everi Holdings, Inc.
h
6,347,476
103,074 F.N.B. Corporation 979,203
8,827 FactSet Research Systems, Inc. 2,934,977
12,005 FBL Financial Group, Inc. 630,383
3,943 Federal Agricultural Mortgage
Corporation 292,768
38,878 Financial Institutions, Inc. 874,755
2,726 First American Financial
Corporation 140,743
48,734 First Bancorp/Puerto Rico 449,327
3,069 First Bancorp/Southern Pines NC 103,824
72,820 First Busey Corporation 1,569,271
99,563 First Financial Bancorp 1,745,339
26,839 First Financial Corporation 1,042,695
36,440 First Horizon Corporation 464,974
2,119 First Mid-Illinois Bancshares, Inc. 71,326
78,345 First Midwest Bancorp, Inc. 1,247,252
6,304 First of Long Island Corporation 112,526
70,344 Flagstar Bancorp, Inc. 2,867,221
4,385 Flushing Financial Corporation 72,966
255,522 Fulton Financial Corporation 3,250,240
21,610 Glacier Bancorp, Inc. 994,276
3,703 Goldman Sachs Group, Inc. 976,518
72,561 Granite Point Mortgage Trust, Inc. 724,884
52,810 Great Southern Bancorp, Inc. 2,582,409
47,714 Great Western Bancorp, Inc. 997,223
32,027 Hamilton Lane, Inc. 2,499,707
141,168 Hancock Whitney Corporation 4,802,535
19,903 Hanmi Financial Corporation 225,700
41,697 Hanover Insurance Group, Inc. 4,875,213
89,630 Heartland Financial USA, Inc. 3,618,363
209,903 Heritage Commerce Corporation 1,861,840
45,323 Hometrust Bancshares, Inc. 875,187
225,044 Hope Bancorp, Inc. 2,455,230

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Financials (3.4%) - continued
64,564 Horizon Bancorp, Inc. $ 1,023,985
3,545 Houlihan Lokey, Inc. 238,330
58,304 Independent Bank Corporation 1,076,875
36,729 Interactive Brokers Group, Inc. 2,237,531
4,374 International Bancshares
Corporation 163,763
62,568 J.P. Morgan Chase & Company 7,950,516
30,393 James River Group Holdings, Ltd. 1,493,816
10,282 Janus Henderson Group plc 334,268
53,338 Kemper Corporation 4,097,959
150,508 KeyCorp 2,469,836
42,845 Kinsale Capital Group, Inc. 8,574,570
40,516 Ladder Capital Corporation 396,246
21,932 Lakeland Bancorp, Inc. 278,536
28,431 Lincoln National Corporation 1,430,364
9,885 Loews Corporation 445,023
490 Markel Corporation
h
506,317
1,008 MarketAxess Holdings, Inc. 575,124
7,231 Marsh & McLennan Companies,
Inc. 846,027
153 Megalith Financial Acquisition
Corporation
h
2,148
10,245 Mercantile Bank Corporation 278,357
63,639 Meridian Bancorp, Inc. 948,857
33,234 MetLife, Inc. 1,560,336
13,706 Midland States Bancorp, Inc. 244,926
73,583 MidWestOne Financial Group, Inc. 1,802,783
5,487 Moody's Corporation 1,592,547
53,047 Morgan Stanley 3,635,311
1,447 Morningstar, Inc. 335,082
34,028 Mr. Cooper Group, Inc.
h
1,055,889
15,101 MSCI, Inc. 6,743,050
5,484 Nasdaq, Inc. 727,946
919 National Western Life Group, Inc. 189,718
1,654 NBT Bancorp, Inc. 53,093
78,443 New York Community Bancorp,
Inc. 827,574
15,129 Northern Trust Corporation 1,409,115
17,987 OFG Bancorp 333,479
16,332 Old National Bancorp 270,458
34,704 Old Second Bancorp, Inc. 350,510
85,127 PacWest Bancorp 2,162,226
2,364 Peapack-Gladstone Financial
Corporation 53,805
11,255 Peoples Bancorp, Inc. 304,898
135,345 People's United Financial, Inc. 1,750,011
123,000 Popular, Inc. 6,927,360
62,324 Premier Financial Corporation 1,433,452
20,049 Primerica, Inc. 2,685,163
5,517 PROG Holdings, Inc. 297,201
46,677 Prosight Global, Inc.
h
598,866
5,710 Prosperity Bancshares, Inc. 396,046
37,037 QCR Holdings, Inc. 1,466,295
173,482 Radian Group, Inc. 3,513,010
30,336 Raymond James Financial, Inc. 2,902,245
84,261 Redwood Trust, Inc. 739,812
34,654 Reinsurance Group of America,
Inc. 4,016,399
1,126 RLI Corporation 117,273
45,237 S&P Global, Inc. 14,870,759
4,916 Safety Insurance Group, Inc. 382,956
58,376 Santander Consumer USA
Holdings, Inc. 1,285,440
123,460 Seacoast Banking Corporation of
Florida
h
3,635,897
Shares Common Stock (28.4%) Value
Financials (3.4%) - continued
64,204 SEI Investments Company $ 3,689,804
16,184 Selective Insurance Group, Inc. 1,084,004
10,516 Signature Bank 1,422,710
58,753 Simmons First National
Corporation 1,268,477
16,806 SLM Corporation 208,226
7,224 Southside Bancshares, Inc. 224,161
95,302 Starwood Property Trust, Inc. 1,839,329
10,288 Sterling Bancorp 184,978
6,235 Stifel Financial Corporation 314,618
11,588 SVB Financial Group
h
4,494,174
127,500 Synovus Financial Corporation 4,127,175
29,135 T. Rowe Price Group, Inc. 4,410,748
15,069 Territorial Bancorp, Inc. 362,108
24,319 TMX Group, Ltd. 2,429,034
631 Tompkins Financial Corporation 44,549
737 Torchmark Corporation 69,986
6,869 Towne Bank 161,284
49,235 TPG RE Finance Trust, Inc. 522,876
27,594 TriCo Bancshares 973,516
68,422 Triumph Bancorp, Inc.
h
3,321,888
42,438 Truist Financial Corporation 2,034,053
91,070 TrustCo Bank Corporation 607,437
12,474 Trustmark Corporation 340,665
63,274 Two Harbors Investment
Corporation 403,055
43,329 Umpqua Holdings Corporation 656,001
40,986 United Bankshares, Inc. 1,327,946
4,567 Univest Financial Corporation 93,989
18,154 Unum Group 416,453
87,358 Valley National Bancorp 851,741
5,561 Walker & Dunlop, Inc. 511,723
16,429 Washington Trust Bancorp, Inc. 736,019
24,352 Webster Financial Corporation 1,026,437
235,918 Wells Fargo & Company 7,120,005
16,301 WesBanco, Inc. 488,378
237,863 Western Alliance Bancorp 14,259,887
110,549 Western Asset Mortgage Capital
Corporation 360,390
2,210 Westwood Holdings Group, Inc. 32,045
48,266 Wintrust Financial Corporation 2,948,570
105,024 Zions Bancorporations NA 4,562,243
4,794 Zurich Insurance Group AG 2,020,294
Total 367,758,003
Health Care (4.2%)
40,673 Abbott Laboratories 4,453,287
19,722 AbbVie, Inc. 2,113,212
4,916 Acadia Healthcare Company, Inc.
h
247,078
172,080 ACADIA Pharmaceuticals, Inc.
h
9,199,397
4,013 Acceleron Pharma, Inc.
h
513,423
62,159 ADMA Biologics, Inc.
g,h
121,210
23,147 Adverum Biotechnologies, Inc.
h
250,914
25,931 Agile Therapeutics, Inc.
g,h
74,422
77,591 Agios Pharmaceuticals, Inc.
h
3,362,018
36,007 Akebia Therapeutics, Inc.
h
100,820
10,208 Alexion Pharmaceuticals, Inc.
h
1,594,898
5,203 Align Technology, Inc.
h
2,780,379
2,049 Allakos, Inc.
h
286,860
14,097 Altimmune, Inc.
g,h
159,014
7,549 AmerisourceBergen Corporation 737,990
55,654 Amgen, Inc. 12,795,968
34,873 AMN Healthcare Services, Inc.
h
2,380,082
25,245 AnaptysBio, Inc.
h
542,768

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Health Care (4.2%) - continued
4,828 Anavex Life Sciences
Corporation
g,h
$ 26,071
701 ANI Pharmaceuticals, Inc.
h
20,357
7,401 Anthem, Inc. 2,376,387
303,395 Ardelyx, Inc.
h
1,962,966
14,749 Arena Pharmaceuticals, Inc.
h
1,133,166
21,139 Argenx SE ADR
h
6,216,769
23,447 Arrowhead Research Corporation
h
1,799,088
28,220 Atara Biotherapeutics, Inc.
h
553,959
717 Atrion Corporation 460,486
4,578 AVROBIO, Inc.
h
63,817
63,890 Axonics Modulation Technologies,
Inc.
g,h
3,189,389
9,556 Becton, Dickinson and Company 2,391,102
5,929 Biogen, Inc.
h
1,451,775
64,079 Biohaven Pharmaceutical Holding
Company, Ltd.
h
5,492,211
1,712 Bio-Rad Laboratories, Inc.
h
997,993
37,708 Bio-Techne Corporation 11,974,175
7,252 BioXcel Therapeutics, Inc.
h
335,042
9,363 Bluebird Bio, Inc.
h
405,137
6,279 Bruker Corporation 339,882
11,402 Cantel Medical Corporation 899,162
6,988 Capricor Therapeutics, Inc.
h
23,969
113,145 Catalent, Inc.
h
11,775,000
31,971 Centene Corporation
h
1,919,219
103,543 Cerner Corporation 8,126,055
13,927 Charles River Laboratories
International, Inc.
h
3,479,800
5,310 Chemed Corporation 2,828,159
13,265 Cigna Holding Company 2,761,508
29,294 CryoLife, Inc.
h
691,631
23,560 CVS Health Corporation 1,609,148
28,096 CytomX Therapeutics, Inc.
h
184,029
9,120 Danaher Corporation 2,025,917
4,261 Deciphera Pharmaceuticals, Inc.
h
243,175
45,638 Dexcom, Inc.
h
16,873,281
16,625 Dynavax Technologies
Corporation
g,h
73,981
11,989 Editas Medicine, Inc.
g,h
840,549
140,710 Edwards Lifesciences Corporation
h
12,836,973
11,971 Envista Holdings Corporation
h
403,782
1,658 Fulcrum Therapeutics, Inc.
h
19,415
34,234 GlaxoSmithKline plc ADR 1,259,811
30,557 Global Blood Therapeutics, Inc.
h
1,323,424
84,301 GoodRx Holdings, Inc.
g,h
3,400,702
88,492 Guardant Health, Inc.
h
11,404,849
6,788 Haemonetics Corporation
h
806,075
118,400 Halozyme Therapeutics, Inc.
h
5,056,864
12,808 HCA Healthcare, Inc. 2,106,404
7,504 HealthEquity, Inc.
h
523,104
1,048 HealthStream, Inc.
h
22,888
21,783 Hill-Rom Holdings, Inc. 2,134,081
25,832 Humana, Inc. 10,598,095
199 ICU Medical, Inc.
h
42,684
20,357 ImmunoGen, Inc.
h
131,303
14,165 Immunovant, Inc.
h
654,281
44,533 Inovio Pharmaceuticals, Inc.
g,h
394,117
11,538 Insmed, Inc.
h
384,100
26,821 Inspire Medical Systems, Inc.
h
5,044,762
27,044 Insulet Corporation
h
6,913,258
4,280 Integra LifeSciences Holdings
Corporation
h
277,858
20,992 Intuitive Surgical, Inc.
h
17,173,555
24,840 Invitae Corporation
g,h
1,038,560
Shares Common Stock (28.4%) Value
Health Care (4.2%) - continued
14,635 Iovance Biotherapeutics, Inc.
h
$ 679,064
17,856 IQVIA Holding, Inc.
h
3,199,260
19,425 Jazz Pharmaceuticals, Inc.
h
3,206,096
83,275 Johnson & Johnson 13,105,820
21,887 Kura Oncology, Inc.
h
714,829
3,892 Laboratory Corporation of America
Holdings
h
792,217
82,001 LHC Group, Inc.
h
17,492,453
11,133 Ligand Pharmaceuticals, Inc.
g,h
1,107,177
15,584 MacroGenics, Inc.
h
356,250
78,887 Medtronic plc 9,240,823
56,852 Merck & Company, Inc. 4,650,494
10,438 Mersana Therapeutics, Inc.
h
277,755
5,523 Mesa Laboratories, Inc. 1,583,113
2,506 Mettler-Toledo International, Inc.
h
2,856,038
1,647 Mirati Therapeutics, Inc.
h
361,747
13,473 Molina Healthcare, Inc.
h
2,865,438
63,089 Natera, Inc.
h
6,278,617
27,096 National Healthcare Corporation 1,799,445
6,927 Neogen Corporation
h
549,311
50,161 Nevro Corporation
h
8,682,869
101,161 Novo Nordisk AS ADR 7,066,096
9,735 NuVasive, Inc.
h
548,373
5,346 Omnicell, Inc.
h
641,627
126,634 Optinose, Inc.
h
524,265
7,990 Orthifix Medical, Inc.
h
343,410
5,924 PerkinElmer, Inc. 850,094
50,378 PRA Health Sciences, Inc.
h
6,319,416
33,938 Pulmonx Corporation
h
2,342,401
4,878 Quest Diagnostics, Inc. 581,311
6,360 Quidel Corporation
h
1,142,574
15,899 Reata Pharmaceuticals, Inc.
h
1,965,434
25,342 Repligen Corporation
h
4,856,287
10,408 Replimune Group, Inc.
h
397,065
8,512 Revolution Medicines, Inc.
h
336,990
8,400 Sage Therapeutics, Inc.
h
726,684
12,984 Sarepta Therapeutics, Inc.
h
2,213,642
70,805 Silk Road Medical, Inc.
h
4,459,299
35,540 Spectrum Pharmaceuticals, Inc.
h
121,191
1,855 STERIS plc 351,597
53,286 Stryker Corporation 13,057,201
1,918 Surmodics, Inc.
h
83,471
44,087 Syneos Health, Inc.
h
3,003,647
4,985 Syros Pharmaceuticals, Inc.
h
54,087
110,074 Tactile Systems Technology, Inc.
h
4,946,726
534 TCR2 Therapeutics, Inc.
h
16,517
42,413 Teladoc Health, Inc.
g,h
8,480,904
23,572 Teleflex, Inc. 9,701,528
15,312 Tenet Healthcare Corporation
h
611,408
29,160 TherapeuticsMD, Inc.
g,h
35,284
40,359 Thermo Fisher Scientific, Inc. 18,798,415
33,133 Travere Therapeutics, Inc.
h
903,040
462 Tricida, Inc.
h
3,257
5,857 U.S. Physical Therapy, Inc. 704,304
6,726 United Therapeutics Corporation
h
1,020,940
20,860 UnitedHealth Group, Inc. 7,315,185
13,544 Universal Health Services, Inc. 1,862,300
158,903 VBI Vaccines, Inc.
g,h
436,983
68,282 Veeva Systems, Inc.
h
18,589,775
46,521 Vertex Pharmaceuticals, Inc.
h
10,994,773
5,026 Viking Therapeutics, Inc.
g,h
28,296
2,071 Waters Corporation
h
512,407
12,578 West Pharmaceutical Services,
Inc. 3,563,473
5,767 Zimmer Biomet Holdings, Inc. 888,637

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Health Care (4.2%) - continued
124,022 Zoetis, Inc. $ 20,525,641
52,069 Zymeworks, Inc.
h
2,460,781
Total 465,394,592
Industrials (3.5%)
57,776 A.O. Smith Corporation 3,167,280
903 AAR Corporation 32,707
1,662 Acuity Brands, Inc. 201,252
18,113 Advanced Drainage Systems, Inc. 1,513,884
18,419 AECOM
h
916,898
15,618 Aegion Corporation
h
296,586
64,492 Aerojet Rocketdyne Holdings, Inc.
h
3,408,402
408 Alaska Air Group, Inc. 21,216
20,569 Allegion plc 2,393,820
193,240 Altra Industrial Motion Corporation 10,711,293
35,058 American Airlines Group, Inc.
g
552,865
58,446 AMETEK, Inc. 7,068,459
409,030 Arconic, Inc. 11,673,716
126,782 ASGN, Inc.
h
10,590,100
59,920 AZZ, Inc. 2,842,605
3,890 Boeing Company 832,693
19,228 Carlisle Companies, Inc. 3,003,029
58,876 Carrier Global Corporation 2,220,803
3,690 Caterpillar, Inc. 671,654
79,955 CBIZ, Inc.
h
2,127,603
80,721 Chart Industries, Inc.
h
9,508,127
6,373 Cintas Corporation 2,252,601
12,514 CRA International, Inc. 637,338
56,791 Crane Company 4,410,389
38,628 CSW Industrials, Inc. 4,322,859
16,062 CSX Corporation 1,457,626
10,019 Cummins, Inc. 2,275,315
79,196 Curtiss-Wright Corporation 9,214,455
45,526 Delta Air Lines, Inc. 1,830,600
10,315 Douglas Dynamics, Inc. 441,173
5,662 Dycom Industries, Inc.
h
427,594
20,442 Eaton Corporation plc 2,455,902
31,809 EMCOR Group, Inc. 2,909,251
28,723 Emerson Electric Company 2,308,467
14,580 Encore Wire Corporation 883,111
4,698 Expeditors International of
Washington, Inc. 446,827
16,777 Fluor Corporation 267,929
49,334 Forrester Research, Inc.
h
2,067,095
68,824 Forward Air Corporation 5,288,436
19,653 Generac Holdings, Inc.
h
4,469,289
36,539 General Dynamics Corporation 5,437,734
22,470 Gorman-Rupp Company 729,151
16,558 Heico Corporation 2,192,279
38,157 Helios Technologies, Inc. 2,033,386
77,249 Honeywell International, Inc. 16,430,862
34,187 Hubbell, Inc. 5,360,180
9,203 ICF International, Inc. 684,059
52,614 IDEX Corporation 10,480,709
2,061 Illinois Tool Works, Inc. 420,197
841 JB Hunt Transport Services, Inc. 114,923
21,568 JetBlue Airways Corporation
h
313,599
65,907 Johnson Controls International plc 3,070,607
9,352 Kansas City Southern 1,909,024
7,886 L3Harris Technologies, Inc. 1,490,612
34,256 Landstar System, Inc. 4,612,913
18,087 Lennox International, Inc. 4,955,295
112,012 Lincoln Electric Holdings, Inc. 13,021,395
14,860 Linde Public Limited Company 3,915,759
31,090 Lockheed Martin Corporation 11,036,328
Shares Common Stock (28.4%) Value
Industrials (3.5%) - continued
49,339 Manpower, Inc. $ 4,449,391
4,538 Masonite International
Corporation
h
446,267
94,582 Mercury Systems, Inc.
h
8,328,891
284,924 Meritor, Inc.
h
7,952,229
90,181 Middleby Corporation
h
11,626,134
19,160 MSC Industrial Direct Company,
Inc. 1,616,912
22,888 NAPCO Security Technologies,
Inc.
h
600,123
3,168 Nordson Corporation 636,610
35,709 Norfolk Southern Corporation 8,484,815
43,438 Nutrien, Ltd. 2,091,974
32,081 Old Dominion Freight Line, Inc. 6,261,570
14,178 Otis Worldwide Corporation 957,724
14,193 Parker-Hannifin Corporation 3,866,315
25,774 Quad/Graphics, Inc. 98,457
87,565 Raven Industries, Inc. 2,897,526
26,070 Raytheon Technologies
Corporation 1,864,266
126,339 Regal-Beloit Corporation 15,515,693
152,671 Ritchie Brothers Auctioneers, Inc. 10,618,268
9,742 Rockwell Automation, Inc. 2,443,391
81,707 Rush Enterprises, Inc. 3,384,304
6,923 Ryder System, Inc. 427,564
22,998 Saia, Inc.
h
4,158,038
17,838 Simpson Manufacturing Company,
Inc. 1,666,961
10,137 Snap-On, Inc. 1,734,846
71,082 Southwest Airlines Company 3,313,132
6,713 Spirit Airlines, Inc.
g,h
164,133
4,406 SPX FLOW, Inc.
h
255,372
60,790 Standex International Corporation 4,712,441
191,979 Summit Materials, Inc.
h
3,854,938
1,333 Sunrun, Inc.
h
92,484
6,235 Teledyne Technologies, Inc.
h
2,443,995
5,230 Tetra Tech, Inc. 605,529
9,067 Thermon Group Holdings, Inc.
h
141,717
38,305 Timken Company 2,963,275
544 Toro Company 51,593
73,911 Trex Company, Inc.
h
6,187,829
74,128 TriMas Corporation
h
2,347,634
3,349 U.S. Xpress Enterprises, Inc.
h
22,907
7,283 UniFirst Corporation 1,541,738
17,849 Union Pacific Corporation 3,716,519
7,184 United Airlines Holdings, Inc.
h
310,708
69,237 United Rentals, Inc.
h
16,056,753
28,765 Valmont Industries, Inc. 5,031,861
15,595 Verisk Analytics, Inc. 3,237,366
6,607 Waste Connections, Inc. 677,680
15,893 Watsco, Inc. 3,600,559
2,489 Watts Water Technologies, Inc. 302,911
23,726 WESCO International, Inc.
h
1,862,491
75,663 Willdan Group, Inc.
h
3,155,147
14,184 XPO Logistics, Inc.
h
1,690,733
6,621 Xylem, Inc. 673,952
Total 381,473,927
Information Technology (7.4%)
25,012 Accenture plc 6,533,385
71,907 Adobe, Inc.
h
35,962,129
5,401 ADTRAN, Inc. 79,773
32,255 Advanced Energy Industries, Inc.
h
3,127,767
67,211 Agilysys, Inc.
h
2,579,558
26,280 Akamai Technologies, Inc.
h
2,759,137

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Information Technology (7.4%) - continued
57,445 Alliance Data Systems Corporation $ 4,256,674
78,488 Amphenol Corporation 10,263,876
3,563 Analog Devices, Inc. 526,362
138,246 Anaplan, Inc.
h
9,932,975
15,136 ANSYS, Inc.
h
5,506,477
260 Anterix, Inc.
h
9,776
773,339 Apple, Inc. 102,614,352
12,942 Aspen Technology, Inc.
h
1,685,695
20,132 Atlassian Corporation plc
h
4,708,271
38,266 Avalara, Inc.
h
6,309,681
634 Avnet, Inc. 22,260
52,909 Bandwidth, Inc.
h
8,130,526
47,357 Benchmark Electronics, Inc. 1,279,113
144,466 BigCommerce Holdings, Inc.
g,h
9,267,494
50,212 Blackline, Inc.
h
6,697,277
7,489 Broadcom, Ltd. 3,279,059
14,858 Broadridge Financial Solutions,
Inc. 2,276,246
4,414 CACI International, Inc.
h
1,100,543
2,530 Cadence Design Systems, Inc.
h
345,168
60,405 CDK Global, Inc. 3,130,791
8,584 CDW Corporation 1,131,285
3,350 Ceridian HCM Holding, Inc.
h
356,976
123,317 Change Healthcare, Inc.
h
2,299,862
62,757 Ciena Corporation
h
3,316,707
122,972 Cisco Systems, Inc. 5,502,997
813 Clearfield, Inc.
h
20,097
28,320 Cognex Corporation 2,273,671
35,269 Computer Services, Inc. 2,094,979
6,080 Concentrix Corporation
h
600,096
25,427 Coupa Software, Inc.
h
8,617,465
16,870 Cree, Inc.
h
1,786,533
14,656 CTS Corporation 503,140
44,782 Descartes Systems Group, Inc.
h
2,618,851
32,928 DocuSign, Inc.
h
7,319,894
125,116 Dolby Laboratories, Inc. 12,152,517
6,837 Domo, Inc.
h
435,995
75,347 Dropbox, Inc.
h
1,671,950
10,972 DSP Group, Inc.
h
182,025
96,248 Elastic NV
h
14,064,720
51,169 Endava plc ADR
h
3,927,221
14,849 Enphase Energy, Inc.
h
2,605,554
10,980 EPAM Systems, Inc.
h
3,934,683
17,632 ePlus, Inc.
h
1,550,734
61,333 Euronet Worldwide, Inc.
h
8,888,378
53,499 Eventbrite, Inc.
g,h
968,332
19,442 ExlService Holdings, Inc.
h
1,655,097
7,153 eXp World Holdings, Inc.
h
451,497
13,130 F5 Networks, Inc.
h
2,310,092
8,554 Fair Isaac Corporation
h
4,371,436
15,065 First Solar, Inc.
h
1,490,230
39,187 Five9, Inc.
h
6,834,213
78 FleetCor Technologies, Inc.
h
21,281
45,472 FLIR Systems, Inc. 1,993,038
40,286 Global Payments, Inc. 8,678,410
5,836 Guidewire Software, Inc.
h
751,268
47,268 Health Catalyst, Inc.
g,h
2,057,576
14,851 II-VI, Inc.
h
1,128,082
7,464 InterDigital, Inc. 452,915
9,927 Intuit, Inc. 3,770,771
666 IPG Photonics Corporation
h
149,044
15,919 Jack Henry & Associates, Inc. 2,578,719
39,981 Juniper Networks, Inc. 899,972
9,528 Lam Research Corporation 4,499,789
Shares Common Stock (28.4%) Value
Information Technology (7.4%) - continued
99,209 Lattice Semiconductor
Corporation
h
$ 4,545,756
11,771 Littelfuse, Inc. 2,997,603
94,477 Lumentum Holdings, Inc.
h
8,956,420
12,154 Manhattan Associates, Inc.
h
1,278,358
7,280 ManTech International Corporation 647,483
128,760 MasterCard, Inc. 45,959,594
3,530 MAXIMUS, Inc. 258,361
8,350 MaxLinear, Inc.
h
318,886
217,494 Medallia, Inc.
g,h
7,225,151
384,230 Microsoft Corporation 85,460,437
9,594 MicroStrategy, Inc.
h
3,727,749
61,699 MKS Instruments, Inc. 9,282,615
45,659 Monolithic Power Systems, Inc. 16,721,696
9,189 Motorola Solutions, Inc. 1,562,681
56,157 National Instruments Corporation 2,467,539
914 NetApp, Inc. 60,543
23,733 Nice, Ltd. ADR
h
6,729,255
26,927 Nova Measuring Instruments, Ltd.
h
1,901,046
15,425 Novanta, Inc.
h
1,823,543
177,380 Nuance Communications, Inc.
h
7,820,684
50,958 NVIDIA Corporation 26,610,268
16,052 Okta, Inc.
h
4,081,382
63,033 Oracle Corporation 4,077,605
20,832 Palo Alto Networks, Inc.
h
7,403,484
223 Paylocity Holding Corporation
h
45,918
166,608 PayPal Holdings, Inc.
h
39,019,594
20,263 Plexus Corporation
h
1,584,769
4,630 Progress Software Corporation 209,230
4,958 Proofpoint, Inc.
h
676,321
30,035 Q2 Holdings, Inc.
h
3,800,329
17,123 QAD, Inc. 1,081,831
21,011 Qorvo, Inc.
h
3,493,499
96,672 QUALCOMM, Inc. 14,727,012
1,921 Qualys, Inc.
g,h
234,112
23,915 Rogers Corporation
h
3,713,760
15,312 Sabre Corporation 184,050
57,659 SailPoint Technologies Holdings,
Inc.
h
3,069,765
97,425 Salesforce.com, Inc.
h
21,679,985
1,839 Samsung Electronics Company,
Ltd. GDR 3,344,754
23,462 ScanSource, Inc.
h
618,928
11,406 Semtech Corporation
h
822,259
52,781 ServiceNow, Inc.
h
29,052,246
2,404 Shift4 Payments, Inc.
h
181,262
6,948 Shopify Inc.
h
7,864,789
12,974 Sierra Wireless Inc.
h
189,550
11,355 Silicon Laboratories, Inc.
h
1,445,946
4,844 Solaredge Technology, Ltd.
h
1,545,817
108,014 Square, Inc.
h
23,508,167
153,849 STMicroelectronics NV ADR
g
5,710,875
6,080 SYNNEX Corporation 495,155
14,595 Synopsys, Inc.
h
3,783,608
7,330 TE Connectivity, Ltd. 887,443
55,910 Texas Instruments, Inc. 9,176,508
528 Tyler Technologies, Inc.
h
230,483
8,196 VeriSign, Inc.
h
1,773,614
5,555 ViaSat, Inc.
h
181,371
17,100 Visa, Inc. 3,740,283
5,786 VMware, Inc.
g,h
811,544
73,694 Workiva, Inc.
h
6,751,844
4,880 Zendesk, Inc.
h
698,426

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Information Technology (7.4%) - continued
25,069 Zscaler, Inc.
h
$ 5,006,530
Total 818,562,173
Materials (0.9%)
5,635 AdvanSix, Inc.
h
112,644
2,300 Air Products and Chemicals, Inc. 628,406
24,596 AptarGroup, Inc. 3,366,946
11,756 Avery Dennison Corporation 1,823,473
57,354 Axalta Coating Systems, Ltd.
h
1,637,457
1,473 Balchem Corporation 169,719
31,041 Ball Corporation 2,892,400
14,910 Cabot Corporation 669,161
4,508 Carpenter Technology Corporation 131,273
4,943 Celanese Corporation 642,293
58,318 CF Industries Holdings, Inc. 2,257,490
51,478 Chemours Company 1,276,140
68,283 Eastman Chemical Company 6,847,419
66,288 Ecolab, Inc. 14,342,072
150,421 Element Solutions, Inc. 2,666,964
90,800 Ferroglobe Representation &
Warranty Insurance Trust
c,h
9
6,485 FMC Corporation 745,321
1,737 FutureFuel Corporation 22,060
11,589 Ingevity Corporation
h
877,635
63,298 Innospec, Inc. 5,743,028
318,756 Ivanhoe Mines, Ltd.
h
1,717,862
41,573 Kaiser Aluminum Corporation 4,111,570
10,584 LyondellBasell Industries NV 970,129
25,248 Martin Marietta Materials, Inc. 7,169,675
18,431 Materion Corporation 1,174,423
20,363 Minerals Technologies, Inc. 1,264,950
63,085 Myers Industries, Inc. 1,310,906
28,610 Neenah, Inc. 1,582,705
33,977 Nucor Corporation 1,807,237
14,855 O-I Glass, Inc. 176,774
27,117 Olin Corporation 665,993
9,566 Olympic Steel, Inc. 127,515
4,635 PPG Industries, Inc. 668,460
30,782 Quaker Chemical Corporation 7,799,851
1,892 Reliance Steel & Aluminum
Company 226,567
8,474 RPM International, Inc. 769,270
38,651 Ryerson Holding Corporation
h
527,200
7,360 Scotts Miracle-Gro Company 1,465,670
18,309 Sensient Technologies Corporation 1,350,655
4,402 Sherwin-Williams Company 3,235,074
64,562 Steel Dynamics, Inc. 2,380,401
40,448 UFP Technologies, Inc.
h
1,884,877
19,824 United States Lime & Minerals, Inc. 2,259,936
9,447 United States Steel Corporation 158,426
38,703 W. R. Grace & Company 2,121,698
4,228 Worthington Industries, Inc. 217,065
Total 93,996,799
Real Estate (1.4%)
119,252 Agree Realty Corporation 7,939,798
8,457 Alexandria Real Estate Equities,
Inc. 1,507,207
91,806 American Campus Communities,
Inc. 3,926,543
56,966 American Tower Corporation 12,786,588
17,328 Apartment Income REIT
Corporation
h
665,568
Shares Common Stock (28.4%) Value
Real Estate (1.4%) - continued
17,328 Apartment Investment &
Management Company $ 91,492
30,869 Armada Hoffler Properties, Inc. 346,350
6,777 AvalonBay Communities, Inc. 1,087,234
1,456 Bluegreen Vacations Holding
Corporations 19,700
758 Bluerock Residential Growth REIT,
Inc. 9,604
63,951 Camden Property Trust 6,389,984
40,536 CareTrust REIT, Inc. 899,088
113,879 CBRE Group, Inc.
h
7,142,491
17,826 Cedar Realty Trust, Inc. 180,577
8,957 Centerspace 632,722
25,748 Colliers International Group, Inc. 2,294,919
11,053 Colony Credit Real Estate, Inc. 82,898
10,872 Columbia Property Trust, Inc. 155,904
18,639 Community Healthcare Trust, Inc. 878,083
18,533 Corepoint Lodging, Inc. 127,507
9,242 CoStar Group, Inc.
h
8,542,196
153,967 Cushman and Wakefield plc
h
2,283,331
9,723 Digital Realty Trust, Inc. 1,356,456
57,213 Douglas Emmett, Inc. 1,669,475
42,998 Duke Realty Corporation 1,718,630
21,648 EastGroup Properties, Inc. 2,988,723
29,658 EPR Properties 963,885
19,429 Equity Lifestyle Properties, Inc. 1,231,021
165,346 Essential Properties Realty Trust,
Inc. 3,505,335
2,849 Essex Property Trust, Inc. 676,410
24,520 Farmland Partners, Inc. 213,324
6,446 Federal Realty Investment Trust 548,684
144,060 First Industrial Realty Trust, Inc. 6,069,248
22,054 FirstService Corporation 3,016,105
112,324 Four Corners Property Trust, Inc. 3,343,885
35,937 Gaming and Leisure Properties,
Inc. 1,523,729
29,198 Getty Realty Corporation 804,113
14,126 Gladstone Commercial
Corporation 254,268
14,271 Gladstone Land Corporation 208,927
20,706 Global Medical REIT, Inc. 270,420
58,511 Healthcare Realty Trust, Inc. 1,731,926
2,293 Highwoods Properties, Inc. 90,872
173,204 Host Hotels & Resorts, Inc. 2,533,975
12,139 Hudson Pacific Properties, Inc. 291,579
60,085 Industrial Logistics Properties Trust 1,399,380
9,017 Innovative Industrial Properties,
Inc. 1,651,283
12,376 Iron Mountain, Inc. 364,844
9,087 Jones Lang LaSalle, Inc.
h
1,348,238
99,925 Kilroy Realty Corporation 5,735,695
6,027 Lamar Advertising Company 501,567
33,620 Lexington Realty Trust 357,044
3,593 Life Storage, Inc. 428,968
49,888 Macerich Company 532,305
125,041 Medical Properties Trust, Inc. 2,724,643
4,993 National Health Investors, Inc. 345,366
72,873 National Retail Properties, Inc. 2,981,963
206,904 National Storage Affiliates Trust 7,454,751
113,925 New Residential Investment
Corporation 1,132,415
36,491 New Senior Investment Group, Inc. 189,023
32,283 NexPoint Residential Trust, Inc. 1,365,894
20,174 Omega Healthcare Investors, Inc. 732,720
16,135 One Liberty Properties, Inc. 323,829

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.4%) Value
Real Estate (1.4%) - continued
316 Orchid Island Capital, Inc. $ 1,650
6,218 Plymouth Industrial REIT, Inc. 93,270
10,801 PotlatchDeltic Corporation 540,266
34,598 Preferred Apartment Communities,
Inc. 256,025
14,030 Public Storage, Inc. 3,239,948
29,620 Rayonier, Inc. REIT 870,236
39,752 Realty Income Corporation 2,471,382
10,684 Regency Centers Corporation 487,084
88,803 Rexford Industrial Realty, Inc. 4,361,115
3,178 RMR Group, Inc. 122,734
88,353 Sabra Health Care REIT, Inc. 1,534,692
12,837 SBA Communications Corporation 3,621,703
230,214 Service Properties Trust 2,645,159
11,898 SL Green Realty Corporation 708,883
42,307 Spirit Realty Capital, Inc. 1,699,472
48,327 STAG Industrial, Inc. 1,513,602
55,691 Store Capital Corporation 1,892,380
199,527 Sunstone Hotel Investors, Inc. 2,260,641
17,533 UDR, Inc. 673,793
20,065 UMH Properties, Inc. 297,163
63,939 Uniti Group, Inc. 750,004
877 Universal Health Realty Income
Trust 56,365
19,012 Vornado Realty Trust 709,908
18,512 WP Carey, Inc. 1,306,577
Total 154,684,754
Utilities (0.3%)
25,721 AES Corporation 604,443
7,412 ALLETE, Inc. 459,099
28,344 Alliant Energy Corporation 1,460,566
2,362 American States Water Company 187,803
133 American Water Works Company,
Inc. 20,412
23,340 Artesian Resources Corporation 865,447
21,632 Black Hills Corporation 1,329,286
71,929 CenterPoint Energy, Inc. 1,556,544
2,083 Chesapeake Utilities Corporation 225,401
41,516 CMS Energy Corporation 2,532,891
21,383 Consolidated Water Company,
Ltd. 257,665
5,429 DTE Energy Company 659,135
24,639 Duke Energy Corporation 2,255,947
35,712 Entergy Corporation 3,565,486
3,949 Essential Utilities, Inc. 186,748
11,883 Evergy, Inc. 659,625
26,454 Exelon Corporation 1,116,888
21,857 FirstEnergy Corporation 669,043
9,771 Hawaiian Electric Industries, Inc. 345,796
10,958 IDACORP, Inc. 1,052,297
8,956 MDU Resources Group, Inc. 235,901
3,022 Middlesex Water Company 219,004
4,010 National Fuel Gas Company 164,931
18,345 New Jersey Resources
Corporation 652,165
35,990 NextEra Energy, Inc. 2,776,628
3,709 Northwest Natural Holding
Company 170,577
16,276 NorthWestern Corporation 949,054
16,978 NRG Energy, Inc. 637,524
63,808 OGE Energy Corporation 2,032,923
12,298 Otter Tail Corporation 524,018
252 Pinnacle West Capital Corporation 20,147
Shares Common Stock (28.4%) Value
Utilities (0.3%) - continued
33,692 Portland General Electric
Company $ 1,441,007
6,673 Southwest Gas Holdings, Inc. 405,385
28,002 Spire, Inc. 1,793,248
33,386 UGI Corporation 1,167,175
9,963 Unitil Corporation 441,062
Total 33,641,271
Total Common Stock
(cost $1,979,734,156) 3,119,636,738
Principal
Amount Long-Term Fixed Income ( 25.7% ) Value
Asset-Backed Securities (1.4%)
Access Group, Inc.
$ 321,812
0.648%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
318,716
Aimco CLO 10, Ltd.
3,100,000
1.536%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
3,101,032
Aimco CLO 11, Ltd.
4,600,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
4,605,405
Ares CLO, Ltd.
4,250,000
1.618%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
4,247,611
Ares XXXIIR CLO, Ltd.
2,750,000
1.161%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
2,730,700
3,450,000
2.221%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
3,450,828
Benefit Street Partners CLO IV, Ltd.
3,100,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
3,100,140
Buttermilk Park CLO, Ltd.
7,100,000
1.637%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
7,096,067
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
1.687%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
4,637,403
Carvana Auto Receivables Trust
536,401
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
539,445
CBAM, Ltd.
4,500,000
1.517%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
4,500,158
Cent CLO, LP
1,025,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
1,012,104

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Asset-Backed Securities (1.4%) - continued
CIFC Funding, Ltd.
$ 1,625,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
$ 1,628,383
Colony American Finance Trust
4,866,944
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
5,184,992
Commonbond Student Loan Trust
618,112
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
611,935
CoreVest American Finance Trust
5,596,925
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
5,898,639
DRB Prime Student Loan Trust
143,879
2.043%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,i
144,182
Dryden 36 Senior Loan Fund
2,325,000
2.204%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
2,326,202
Dryden Senior Loan Fund
3,950,000
1.618%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
3,949,988
Earnest Student Loan Program
2016-D, LLC
489,105
2.720%,  1/25/2041, Ser.
2016-D, Class A2
i
493,453
ECMC Group Student Loan Trust
2,861,755
1.298%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
2,873,602
Flatiron CLO, Ltd.
1,625,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
1,627,407
Galaxy XX CLO, Ltd.
4,500,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
4,464,131
Golub Capital Partners, Ltd.
2,500,000
1.398%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
2,490,413
3,683,000
1.418%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
3,671,388
Goodgreen
3,584,926
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
3,788,968
Home Partners of America Trust
5,444,173
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
5,724,795
5,351,347
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
5,627,400
Laurel Road Prime Student Loan
Trust
1,083,460
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
1,102,975
Principal
Amount Long-Term Fixed Income (25.7%) Value
Asset-Backed Securities (1.4%) - continued
$ 2,934,694
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
$ 3,041,293
Madison Park Funding XIV, Ltd.
3,125,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
3,107,272
Magnetite XII, Ltd.
4,425,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
4,425,119
Mountain View CLO, Ltd.
3,175,000
1.357%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
3,159,277
MRA Issuance Trust
5,675,000
1.500%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,c,i
5,675,000
National Collegiate Trust
1,486,129
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
1,454,208
Neuberger Berman CLO XIV, Ltd.
3,300,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,i
3,290,324
Neuberger Berman CLO, Ltd.
1,350,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
1,346,589
Octagon Investment Partners XVI,
Ltd.
750,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
749,603
OneMain Financial Issuance Trust
3,650,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
i
3,849,563
OZLM VIII, Ltd.
1,289,848
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
1,288,289
Palmer Square CLO, Ltd.
3,600,000
2.226%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,e,i
3,600,000
Palmer Square Loan Funding, Ltd.
2,601,712
1.068%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
2,597,552
2,200,000
1.868%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
2,200,112
PPM CLO 3, Ltd.
2,250,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
2,250,005
Pretium Mortgage Credit Partners,
LLC
2,648,035
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
2,666,221

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Asset-Backed Securities (1.4%) - continued
Saxon Asset Securities Trust
$ 1,204,048
3.623%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 1,210,310
Shackleton CLO, Ltd.
3,000,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
2,993,043
SLM Student Loan Trust
1,214,100
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,181,570
THL Credit Wind River CLO, Ltd.
1,225,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
1,229,851
U.S. Small Business Administration
228,442
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 236,004
Upstart Securitization Trust
2,218,034
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
2,229,301
Voya CLO, Ltd.
2,096,725
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
2,093,947
Whitebox CLO II, Ltd.
1,900,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
1,902,388
Total 148,725,303
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
1,500,000 2.700%,  5/15/2040 1,614,257
Alcoa Nederland Holding BV
700,000 5.500%,  12/15/2027
i
765,989
Anglo American Capital plc
1,115,000 4.875%,  5/14/2025
i
1,289,536
BWAY Holding Company
640,000 5.500%,  4/15/2024
i
652,627
Cleveland-Cliffs, Inc.
510,000 5.750%,  3/1/2025
g
517,650
430,000 9.875%,  10/17/2025
i
505,787
Dow Chemical Company
650,000 4.800%,  11/30/2028 798,755
DowDuPont, Inc.
1,475,000 4.493%,  11/15/2025 1,721,484
EI du Pont de Nemours &
Company
860,000 2.300%,  7/15/2030 914,279
First Quantum Minerals, Ltd.
950,000 7.500%,  4/1/2025
i
989,188
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 692,175
710,000 4.250%,  3/1/2030 765,025
Glencore Funding, LLC
217,000 4.125%,  5/30/2023
i
234,675
1,343,000 4.000%,  3/27/2027
i
1,518,635
Ingevity Corporation
770,000 3.875%,  11/1/2028
i
775,775
Principal
Amount Long-Term Fixed Income (25.7%) Value
Basic Materials (0.3%) - continued
International Paper Company
$ 1,888,000 4.350%,  8/15/2048
g
$ 2,468,473
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 875,984
1,150,000 4.500%,  7/15/2027 1,329,527
Kraton Polymers, LLC
680,000 4.250%,  12/15/2025
i
693,668
Methanex Corporation
1,040,000 5.250%,  12/15/2029 1,127,069
Norbord, Inc.
970,000 5.750%,  7/15/2027
i
1,042,769
Novelis Corporation
1,125,000 5.875%,  9/30/2026
i
1,175,625
290,000 4.750%,  1/30/2030
i
312,436
OCI NV
770,000 4.625%,  10/15/2025
i
798,875
Olin Corporation
1,105,000 5.125%,  9/15/2027
g
1,155,985
Steel Dynamics, Inc.
1,500,000 1.650%,  10/15/2027 1,545,273
Syngenta Finance NV
1,375,000 3.933%,  4/23/2021
i
1,384,225
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,632,651
Tronox Finance plc
410,000 5.750%,  10/1/2025
i
425,375
Vale Overseas, Ltd.
1,135,000 6.250%,  8/10/2026 1,407,400
514,000 6.875%,  11/21/2036 753,334
Total 31,884,506
Capital Goods (0.4%)
AECOM
1,200,000 5.125%,  3/15/2027 1,335,396
Amsted Industries, Inc.
1,260,000 5.625%,  7/1/2027
i
1,338,750
Ardagh Packaging Finance plc
499,000 6.000%,  2/15/2025
i
517,089
730,000 5.250%,  8/15/2027
i
766,361
BAE Systems plc
1,850,000 1.900%,  2/15/2031
i
1,869,149
Boeing Company
1,475,000 5.040%,  5/1/2027 1,723,736
712,000 5.150%,  5/1/2030 861,641
1,475,000 5.705%,  5/1/2040 1,907,341
Carrier Global Corporation
1,050,000 2.700%,  2/15/2031 1,127,491
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,295,736
CNH Industrial Capital, LLC
1,452,000 4.875%,  4/1/2021 1,466,205
CNH Industrial NV
915,000 3.850%,  11/15/2027 1,030,421
Covanta Holding Corporation
890,000 6.000%,  1/1/2027 934,809
180,000 5.000%,  9/1/2030 192,589
Crown Cork & Seal Company, Inc.
1,200,000 7.375%,  12/15/2026 1,461,000

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Capital Goods (0.4%) - continued
Emerson Electric Company
$ 1,500,000 1.800%,  10/15/2027 $ 1,584,405
GFL Environmental, Inc.
180,000 4.000%,  8/1/2028
g,i
181,350
770,000 3.500%,  9/1/2028
i
785,562
H&E Equipment Services, Inc.
910,000 3.875%,  12/15/2028
i
916,852
Howmet Aerospace, Inc.
660,000 6.875%,  5/1/2025 778,800
Ingersoll-Rand Luxembourg
Finance SA
1,575,000 3.500%,  3/21/2026 1,775,732
Jeld-Wen, Inc.
650,000 4.625%,  12/15/2025
i
663,331
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,369,435
Lockheed Martin Corporation
696,000 3.600%,  3/1/2035 839,873
1,544,000 4.500%,  5/15/2036 2,032,087
374,000 6.150%,  9/1/2036 567,881
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 3,134,570
Owens-Brockway Glass Container,
Inc.
460,000 5.875%,  8/15/2023
i
492,775
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,215,045
Reynolds Group Issuer, Inc.
73,000 5.125%,  7/15/2023
i
73,898
Roper Technologies, Inc.
945,000 1.400%,  9/15/2027 956,577
668,000 4.200%,  9/15/2028 796,388
945,000 1.750%,  2/15/2031 940,785
Siemens
Financieringsmaatschappij NV
615,000 4.200%,  3/16/2047
*
820,461
SRM Escrow Issuer, LLC
820,000 6.000%,  11/1/2028
i
858,405
Standard Industries, Inc.
1,370,000 4.375%,  7/15/2030
i
1,465,530
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,113,922
TransDigm, Inc.
500,000 6.250%,  3/15/2026
i
532,500
1,410,000 5.500%,  11/15/2027 1,482,333
United Rentals North America, Inc.
1,510,000 4.000%,  7/15/2030 1,589,275
United Technologies Corporation
900,000 4.450%,  11/16/2038 1,133,446
1,200,000 3.750%,  11/1/2046 1,421,666
WESCO Distribution, Inc.
290,000 7.250%,  6/15/2028
i
329,814
Total 48,680,412
Collateralized Mortgage Obligations (1.0%)
Ajax Mortgage Loan Trust
3,502,143
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
3,552,386
Principal
Amount Long-Term Fixed Income (25.7%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
Alternative Loan Trust
$ 703,681
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 574,440
Bellemeade Re, Ltd.
634,720
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
633,735
1,152,833
1.248%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
1,152,833
1,741,401
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
1,745,730
BRAVO Residential Funding Trust
387,137
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
398,950
Business Jet Securities, LLC
2,815,292
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
2,853,327
Citicorp Mortgage Securities, Inc.
2,631,360
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,578,778
Citigroup Mortgage Loan Trust,
Inc.
408,607
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 419,669
Countrywide Alternative Loan Trust
760,668
2.714%,  10/25/2035, Ser.
2005-43, Class 4A1
b
731,648
956,423
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 707,990
1,915,605
7.000%,  10/25/2037, Ser.
2007-24, Class A10 1,050,752
Countrywide Home Loans, Inc.
470,916
5.750%,  4/25/2037, Ser.
2007-3, Class A27 341,904
Credit Suisse Mortgage Trust
1,837,194
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
1,835,864
3,740,000
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
3,999,568
7,950,020
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
7,973,849
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
172,839
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 152,229
Federal Home Loan Mortgage
Corporation - REMIC
33,892,404
2.000%,  11/25/2050, Ser.
5038, Class NI
k
3,876,423
1,966,729
4.000%,  7/15/2031, Ser.
4104, Class KI
k
108,413
2,087,923
3.000%,  2/15/2033, Ser.
4170, Class IG
k
201,799
3,884,656
3.000%,  3/15/2033, Ser.
4180, Class PI
k
401,602
Federal National Mortgage
Association
46,000,000
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
2,514,116

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
Federal National Mortgage
Association - REMIC
$ 6,429,886
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
$ 376,014
FWD Securitization Trust
3,124,765
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
3,201,123
Galton Funding Mortgage Trust
2017-1
1,387,231
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
1,412,435
GCAT Trust
177,948
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
i,j
181,514
GS Mortgage-Backed Securities
Trust
875,518
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
889,932
J.P. Morgan Alternative Loan Trust
1,040,002
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 830,575
Legacy Mortgage Asset Trust
728,094
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
740,896
MASTR Alternative Loans Trust
1,286,776
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
202,475
Merrill Lynch Alternative Note
Asset Trust
413,839
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 267,480
MFA NQM1 Trust
1,188,743
1.787%,  8/25/2049, Ser.
2020-NQM1, Class A2
b,i
1,196,327
MFRA Trust
1,769,868
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
1,776,564
New Residential Mortgage Loan
Trust
2,629,017
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
i,j
2,661,028
New York Mortgage Trust
2,941,957
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
2,958,423
Oak Street Investment
2,296,658
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
i
2,314,965
Octagon Investment Partners 32,
Ltd.
1,450,000
2.487%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,i
1,436,448
Preston Ridge Partners Mortgage
Trust, LLC
2,653,093
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
2,685,295
4,023,849
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
4,056,643
RCO Mortgage, LLC
4,515,461
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
4,521,148
Principal
Amount Long-Term Fixed Income (25.7%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
Renaissance Home Equity Loan
Trust
$ 3,395,049
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
$ 1,795,739
Residential Accredit Loans, Inc.
Trust
1,200,224
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,194,669
Sequoia Mortgage Trust
1,130,886
3.118%,  9/20/2046, Ser.
2007-1, Class 4A1
b
876,421
Silver Hill Trust
1,486,666
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
1,536,372
Starwood Mortgage Residential
Trust
1,131,129
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
1,151,962
Toorak Mortgage Corporation
2,750,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
2,792,505
8,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 8,625,496
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,754,466
Verus Securitization Trust
449,812
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
452,132
1,016,809
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
1,024,275
3,099,756
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
3,184,181
2,085,722
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
2,134,695
1,719,393
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
1,743,354
5,904,471
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
6,073,979
1,827,265
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,i
1,863,130
WaMu Mortgage Pass Through
Certificates
112,138
3.039%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
107,005
461,098
3.019%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
452,363
Total 106,278,034
Commercial Mortgage-Backed Securities (0.2%)
BBCMS Mortgage Trust
18,988,571
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
2,646,097
BFLD Trust
3,000,000
1.309%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
3,008,446
1,100,000
1.859%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
1,103,565

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,396,549
3.000%,  3/15/2045, Ser.
4741, Class GA $ 1,445,100
Federal National Mortgage
Association - ACES
30,491,542
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,k
3,475,246
GS Mortgage Securities Trust
6,600,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 7,029,433
Morgan Stanley Capital I Trust
19,980,836
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
2,886,180
Total 21,594,067
Communications Services (0.8%)
Altice France SA
550,000 5.500%,  1/15/2028
i
575,030
American Tower Corporation
900,000 2.900%,  1/15/2030 980,532
1,500,000 2.100%,  6/15/2030 1,538,703
AT&T, Inc.
1,532,000 3.500%,  9/15/2053
i
1,526,160
1,500,000 2.300%,  6/1/2027 1,598,787
1,825,000 4.350%,  3/1/2029 2,175,090
1,037,000 4.300%,  2/15/2030 1,238,717
1,475,000 5.250%,  3/1/2037 1,917,526
1,460,000 4.900%,  8/15/2037 1,828,750
575,000 5.550%,  8/15/2041 763,601
British Telecommunications plc
1,475,000 4.500%,  12/4/2023 1,633,243
Cable One, Inc.
270,000 4.000%,  11/15/2030
i
280,462
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
i
955,071
1,530,000 4.750%,  3/1/2030
i
1,650,870
CCOH Safari, LLC
1,300,000 5.750%,  2/15/2026
i
1,341,405
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 776,325
1,800,000 4.200%,  3/15/2028 2,076,132
1,525,000 6.484%,  10/23/2045 2,160,902
Comcast Corporation
1,550,000 4.950%,  10/15/2058 2,348,572
800,000 4.049%,  11/1/2052 1,021,248
900,000 3.950%,  10/15/2025 1,033,779
1,500,000 4.250%,  10/15/2030 1,846,031
1,265,000 4.400%,  8/15/2035 1,617,517
1,305,000 4.750%,  3/1/2044 1,784,127
550,000 4.600%,  8/15/2045 741,803
Cox Communications, Inc.
1,815,000 3.350%,  9/15/2026
i
2,038,815
Crown Castle International
Corporation
1,158,000 5.250%,  1/15/2023 1,267,076
1,121,000 3.200%,  9/1/2024 1,217,707
Principal
Amount Long-Term Fixed Income (25.7%) Value
Communications Services (0.8%) - continued
CSC Holdings, LLC
$ 60,000 4.125%,  12/1/2030
i
$ 62,736
2,700,000 4.625%,  12/1/2030
i
2,818,125
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,181,128
Embarq Corporation
960,000 7.995%,  6/1/2036 1,184,112
Entercom Media Corporation
470,000 6.500%,  5/1/2027
i
477,637
Fox Corporation
900,000 3.500%,  4/8/2030 1,021,780
Front Range BidCo, Inc.
1,180,000 4.000%,  3/1/2027
i
1,182,950
Frontier Communications
Corporation
410,000 5.875%,  10/15/2027
i
443,312
GCI, LLC
520,000 4.750%,  10/15/2028
i
554,606
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 305,497
iHeartCommunications, Inc.
1,010,000 4.750%,  1/15/2028
i
1,040,300
LCPR Senior Secured Financing
DAC
450,000 6.750%,  10/15/2027
i
484,313
Level 3 Financing, Inc.
1,000,000 4.625%,  9/15/2027
i
1,044,435
980,000 4.250%,  7/1/2028
i
1,006,950
Meredith Corporation
750,000 6.500%,  7/1/2025
i
795,000
Netflix, Inc.
1,680,000 4.875%,  4/15/2028 1,894,536
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
i
803,438
Nielsen Finance, LLC
230,000 5.625%,  10/1/2028
i
249,907
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 855,629
435,000 4.200%,  6/1/2030
g
522,231
SBA Communications Corporation
570,000 3.875%,  2/15/2027
i
598,671
Scripps Escrow II, Inc.
360,000 3.875%,  1/15/2029
i
375,298
SFR Group SA
1,250,000 7.375%,  5/1/2026
i
1,315,625
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
i
813,150
Sirius XM Radio, Inc.
1,700,000 5.000%,  8/1/2027
i
1,806,267
Sprint Capital Corporation
760,000 6.875%,  11/15/2028 1,002,045
380,000 8.750%,  3/15/2032 601,683
Sprint Corporation
650,000 7.250%,  9/15/2021 676,325
480,000 7.125%,  6/15/2024 561,307
1,680,000 7.625%,  2/15/2025 2,009,003
Time Warner Entertainment
Company, LP
1,691,000 8.375%,  3/15/2023 1,976,458

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Communications Services (0.8%) - continued
T-Mobile USA, Inc.
$ 1,450,000 3.750%,  4/15/2027
i
$ 1,651,260
1,100,000 4.375%,  4/15/2040
i
1,342,407
Univision Communications, Inc.
980,000 6.625%,  6/1/2027
i
1,052,422
VeriSign, Inc.
400,000 4.750%,  7/15/2027 429,130
Verizon Communications, Inc.
4,065,000 4.272%,  1/15/2036 5,036,072
1,750,000 2.650%,  11/20/2040 1,767,248
Viacom, Inc.
1,140,000 5.850%,  9/1/2043 1,583,589
ViaSat, Inc.
390,000 5.625%,  9/15/2025
i
398,892
Virgin Media Secured Finance plc
650,000 5.500%,  8/15/2026
i
675,188
Vodafone Group plc
1,600,000 4.875%,  6/19/2049 2,135,476
VTR Finance NV
350,000 6.375%,  7/15/2028
g,i
382,375
Walt Disney Company
1,400,000 2.200%,  1/13/2028 1,497,833
2,000,000 2.650%,  1/13/2031 2,191,332
1,700,000 3.500%,  5/13/2040 1,995,569
Ziggo BV
809,000 5.500%,  1/15/2027
i
844,394
Total 93,581,622
Consumer Cyclical (0.7%)
1011778 B.C., ULC
1,550,000 4.375%,  1/15/2028
i
1,596,500
Allied Universal Holdco, LLC
570,000 6.625%,  7/15/2026
i
607,791
Allison Transmission, Inc
740,000 3.750%,  1/30/2031
i
757,112
Amazon.com, Inc.
150,000 1.500%,  6/3/2030 152,266
1,870,000 3.875%,  8/22/2037 2,329,930
1,122,000 4.050%,  8/22/2047 1,479,021
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027 863,050
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 211,757
Brookfield Property REIT, Inc.
340,000 5.750%,  5/15/2026
i
335,435
Brookfield Residential Properties,
Inc.
1,125,000 6.250%,  9/15/2027
i
1,196,719
Carnival Corporation
550,000 11.500%,  4/1/2023
i
635,976
390,000 10.500%,  2/1/2026
i
454,350
180,000 7.625%,  3/1/2026
i
196,108
Cedar Fair, LP
720,000 5.250%,  7/15/2029 741,276
Colt Merger Sub, Inc.
1,180,000 6.250%,  7/1/2025
i
1,256,700
CVS Health Corporation
1,500,000 3.625%,  4/1/2027 1,706,309
Principal
Amount Long-Term Fixed Income (25.7%) Value
Consumer Cyclical (0.7%) - continued
D.R. Horton, Inc.
$ 1,500,000 2.600%,  10/15/2025 $ 1,617,590
Dana, Inc.
760,000 5.625%,  6/15/2028 818,315
Empire Communities Corporation
230,000 7.000%,  12/15/2025
i
242,388
Ford Motor Company
340,000 9.000%,  4/22/2025 417,809
190,000 9.625%,  4/22/2030 268,137
870,000 7.450%,  7/16/2031 1,115,775
Ford Motor Credit Company, LLC
1,940,000 4.063%,  11/1/2024 2,038,106
1,060,000 4.134%,  8/4/2025 1,111,675
General Motors Company
1,425,000 6.125%,  10/1/2025 1,728,135
1,500,000 6.800%,  10/1/2027 1,926,928
General Motors Financial
Company, Inc.
1,635,000 3.150%,  6/30/2022 1,692,713
760,000 3.950%,  4/13/2024 827,683
Hanesbrands, Inc.
1,110,000 4.875%,  5/15/2026
i
1,205,737
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
i
508,800
Hilton Domestic Operating
Company, Inc.
1,790,000 4.875%,  1/15/2030 1,955,575
Home Depot, Inc.
1,755,000 5.400%,  9/15/2040 2,563,126
1,140,000 4.250%,  4/1/2046 1,509,905
970,000 3.900%,  6/15/2047 1,236,673
Hyundai Capital America
945,000 1.250%,  9/18/2023
i
956,133
International Game Technology plc
770,000 5.250%,  1/15/2029
i
829,675
KB Home
650,000 4.800%,  11/15/2029 713,375
Kohl's Corporation
825,000 9.500%,  5/15/2025 1,069,923
825,000 5.550%,  7/17/2045 887,536
L Brands, Inc.
780,000 6.625%,  10/1/2030
i
867,750
Landry's, Inc.
580,000 6.750%,  10/15/2024
i
575,836
Lennar Corporation
1,895,000 4.875%,  12/15/2023 2,093,975
585,000 4.500%,  4/30/2024 646,425
1,450,000 4.750%,  5/30/2025 1,656,625
Live Nation Entertainment, Inc.
360,000 3.750%,  1/15/2028
e,i
363,744
Mastercard, Inc.
1,135,000 3.300%,  3/26/2027 1,294,403
1,070,000 3.950%,  2/26/2048 1,381,121
Mattamy Group Corporation
1,540,000 5.250%,  12/15/2027
i
1,628,550
McDonald's Corporation
1,500,000 2.125%,  3/1/2030 1,580,639
1,755,000 4.450%,  3/1/2047 2,276,648
MGM Resorts International
1,260,000 6.000%,  3/15/2023 1,352,925

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Consumer Cyclical (0.7%) - continued
Norwegian Cruise Line Holdings,
Ltd.
$ 370,000 10.250%,  2/1/2026
i
$ 432,900
Owl Rock Capital Corporation
1,425,000 3.400%,  7/15/2026 1,444,343
Prime Security Services Borrower,
LLC
1,460,000 5.750%,  4/15/2026
i
1,598,700
280,000 3.375%,  8/31/2027
i
277,900
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
i
802,900
280,000 11.500%,  6/1/2025
i
327,334
Scientific Games International, Inc.
910,000 5.000%,  10/15/2025
i
939,020
SeaWorld Parks and
Entertainment, Inc.
360,000 9.500%,  8/1/2025
i
390,825
Six Flags Entertainment
Corporation
550,000 5.500%,  4/15/2027
g,i
565,125
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
i
388,800
Staples, Inc.
970,000 7.500%,  4/15/2026
i
1,012,942
Target Corporation
1,300,000 2.250%,  4/15/2025 1,393,876
Tenneco, Inc.
360,000 5.000%,  7/15/2026
g
331,200
TJX Companies, Inc.
875,000 3.875%,  4/15/2030 1,049,388
ViacomCBS, Inc.
1,400,000 4.200%,  5/19/2032 1,686,182
Visa, Inc.
1,500,000 2.700%,  4/15/2040 1,635,074
Volkswagen Group of America
Finance, LLC
950,000 4.250%,  11/13/2023
i
1,044,754
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,512,221
Wyndham Destinations, Inc.
470,000 6.625%,  7/31/2026
i
538,150
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
i
290,934
Yum! Brands, Inc.
1,290,000 4.750%,  1/15/2030
i
1,414,485
ZF North America Capital, Inc.
370,000 4.750%,  4/29/2025
i
398,716
Total 76,956,422
Consumer Non-Cyclical (1.0%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,989,054
AbbVie, Inc.
875,000 2.950%,  11/21/2026 967,902
1,475,000 4.300%,  5/14/2036 1,813,996
550,000 4.850%,  6/15/2044 726,794
726,000 4.700%,  5/14/2045 948,263
2,500,000 4.875%,  11/14/2048 3,376,498
Albertson's Companies, Inc.
870,000 7.500%,  3/15/2026
i
973,574
935,000 3.500%,  3/15/2029
i
944,350
Principal
Amount Long-Term Fixed Income (25.7%) Value
Consumer Non-Cyclical (1.0%) - continued
Altria Group, Inc.
$ 3,300,000 5.800%,  2/14/2039 $ 4,342,938
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,672,813
100,000 3.125%,  5/1/2025 110,155
Anheuser-Busch Companies, LLC
3,040,000 4.700%,  2/1/2036 3,855,955
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 2,775,469
1,740,000 4.375%,  4/15/2038 2,151,856
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,298,391
1,870,000 4.625%,  5/15/2042 2,434,849
Aramark Services, Inc.
390,000 6.375%,  5/1/2025
g,i
416,813
BAT Capital Corporation
1,496,000 4.540%,  8/15/2047 1,658,679
Bausch Health Companies, Inc.
230,000 5.000%,  1/30/2028
i
237,024
820,000 5.000%,  2/15/2029
i
843,124
Baxalta, Inc.
721,000 4.000%,  6/23/2025 814,225
Becton, Dickinson and Company
1,625,000 3.794%,  5/20/2050 1,926,800
900,000 3.700%,  6/6/2027 1,032,466
Campbell Soup Company
450,000 2.375%,  4/24/2030 475,082
Cargill, Inc.
1,650,000 3.250%,  5/23/2029
i
1,864,214
Centene Corporation
800,000 4.750%,  1/15/2025 820,984
280,000 4.250%,  12/15/2027 296,800
670,000 4.625%,  12/15/2029 743,841
730,000 3.000%,  10/15/2030 773,727
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 677,625
Cigna Corporation
1,500,000 4.800%,  8/15/2038 1,951,895
Community Health Systems, Inc.
360,000 6.000%,  1/15/2029
i
388,894
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,353,962
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,655,697
600,000 2.875%,  5/1/2030 657,116
CVS Health Corporation
2,560,000 4.875%,  7/20/2035 3,315,603
DaVita, Inc.
910,000 4.625%,  6/1/2030
i
964,600
DENTSPLY SIRONA, Inc.
1,785,000 3.250%,  6/1/2030 1,986,953
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
i
408,386
Encompass Health Corporation
1,030,000 4.500%,  2/1/2028 1,076,350
Energizer Holdings, Inc.
1,190,000 4.750%,  6/15/2028
i
1,252,475
Express Scripts Holding Company
1,600,000 4.800%,  7/15/2046 1,808,862

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Consumer Non-Cyclical (1.0%) - continued
General Mills, Inc.
$ 715,000 2.875%,  4/15/2030 $ 792,364
Gilead Sciences, Inc.
3,000,000 2.600%,  10/1/2040 3,024,319
H. J. Heinz Company
180,000 5.200%,  7/15/2045 213,726
HCA, Inc.
2,100,000 5.375%,  2/1/2025 2,361,513
HLF Financing SARL, LLC
550,000 7.250%,  8/15/2026
i
583,514
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
i
1,787,537
JBS Investments II GmbH
190,000 5.750%,  1/15/2028
i
203,302
JBS USA, LLC
930,000 5.750%,  6/15/2025
i
960,225
640,000 5.500%,  1/15/2030
i
735,206
Kellogg Company
1,400,000 2.100%,  6/1/2030 1,469,769
Keurig Dr. Pepper, Inc.
1,125,000 3.200%,  5/1/2030 1,273,078
Kimberly-Clark Corporation
845,000 3.100%,  3/26/2030 972,571
900,000 3.900%,  5/4/2047 1,164,192
Kraft Foods Group, Inc.
910,000 5.000%,  6/4/2042 1,066,247
Kraft Heinz Foods Company
1,140,000 4.625%,  1/30/2029 1,303,853
1,370,000 3.750%,  4/1/2030
i
1,463,471
90,000 4.250%,  3/1/2031
i
100,301
Medtronic, Inc.
105,000 4.625%,  3/15/2045 148,736
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
i
705,175
Mondelez International, Inc.
425,000 2.750%,  4/13/2030 466,558
MPH Acquisition Holdings, LLC
370,000 5.750%,  11/1/2028
i
361,675
Mylan, Inc.
450,000 3.125%,  1/15/2023
i
472,319
1,570,000 4.550%,  4/15/2028 1,865,658
Par Pharmaceutical, Inc.
910,000 7.500%,  4/1/2027
i
987,350
Pilgrim's Pride Corporation
370,000 5.875%,  9/30/2027
i
401,306
Quest Diagnostics, Inc.
1,400,000 2.800%,  6/30/2031 1,533,979
Reynolds American, Inc.
2,338,000 5.700%,  8/15/2035 2,952,867
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
i
1,534,760
Scotts Miracle-Gro Company
990,000 4.500%,  10/15/2029 1,066,725
SEG Holding, LLC
740,000 5.625%,  10/15/2028
i
780,700
Simmons Foods, Inc.
600,000 5.750%,  11/1/2024
i
612,750
Smithfield Foods, Inc.
1,060,000 2.650%,  10/3/2021
i
1,069,357
Principal
Amount Long-Term Fixed Income (25.7%) Value
Consumer Non-Cyclical (1.0%) - continued
Spectrum Brands, Inc.
$ 280,000 5.500%,  7/15/2030
i
$ 301,700
Syneos Health, Inc.
320,000 3.625%,  1/15/2029
i
320,885
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,899,322
Teleflex, Inc.
770,000 4.250%,  6/1/2028
i
816,200
Tenet Healthcare Corporation
510,000 4.625%,  7/15/2024 522,760
1,340,000 5.125%,  11/1/2027
i
1,418,725
Teva Pharmaceutical Finance
Netherlands III BV
820,000 2.800%,  7/21/2023 811,800
Thermo Fisher Scientific, Inc.
900,000 4.133%,  3/25/2025 1,023,154
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 854,093
UnitedHealth Group, Inc.
815,000 2.950%,  10/15/2027 915,129
3,450,000 4.625%,  7/15/2035 4,622,048
VRX Escrow Corporation
1,940,000 6.125%,  4/15/2025
i
1,999,480
Zoetis, Inc.
740,000 4.700%,  2/1/2043 1,011,872
Total 110,737,325
Energy (0.8%)
Antero Midstream Partners, LP
270,000 5.750%,  3/1/2027
i
265,275
Antero Resources Corporation
150,000 5.625%,  6/1/2023 147,000
540,000 5.000%,  3/1/2025
g
513,000
270,000 8.375%,  7/15/2026
e,i
275,586
Apache Corporation
350,000 4.875%,  11/15/2027 371,000
620,000 4.375%,  10/15/2028
g
645,408
460,000 5.100%,  9/1/2040 493,350
Archrock Partners, LP
570,000 6.250%,  4/1/2028
i
593,347
Blue Racer Midstream, LLC
360,000 7.625%,  12/15/2025
i
383,400
BP Capital Markets America, Inc.
1,700,000 2.939%,  6/4/2051 1,732,507
700,000 3.543%,  4/6/2027 796,349
BP Capital Markets plc
2,550,000 3.279%,  9/19/2027 2,862,099
Buckeye Partners, LP
380,000 4.125%,  3/1/2025
i
384,750
580,000 3.950%,  12/1/2026 587,540
210,000 4.125%,  12/1/2027 214,200
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 461,458
525,000 2.950%,  7/15/2030 561,272
Canadian Oil Sands, Ltd.
1,000,000 9.400%,  9/1/2021
i
1,041,386
Cenovus Energy, Inc.
240,000 5.375%,  7/15/2025 270,538
180,000 6.750%,  11/15/2039 237,705

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Energy (0.8%) - continued
Cheniere Energy Partners, LP
$ 1,840,000 5.625%,  10/1/2026 $ 1,918,200
CNX Resources Corporation
500,000 6.000%,  1/15/2029
i
512,242
Comstock Resources, Inc.
400,000 9.750%,  8/15/2026 429,000
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,888,647
Continental Resources, Inc.
81,000 4.500%,  4/15/2023 83,519
270,000 4.375%,  1/15/2028
g
275,400
360,000 5.750%,  1/15/2031
i
399,593
Diamondback Energy, Inc.
1,250,000 3.500%,  12/1/2029 1,334,729
Enagas SA
1,200,000 5.500%,  1/15/2028
i
1,225,500
Encana Corporation
270,000 6.625%,  8/15/2037 301,230
Endeavor Energy Resources, LP
710,000 5.750%,  1/30/2028
i
765,877
Energy Transfer Operating, LP
730,000 4.200%,  9/15/2023 786,762
1,600,000 6.000%,  6/15/2048 1,901,616
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 1,066,990
800,000 5.150%,  2/1/2043 847,105
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 562,600
535,000 5.600%,  4/1/2044 429,338
EOG Resources, Inc.
1,150,000 4.375%,  4/15/2030 1,396,948
EQM Midstream Partners, LP
660,000 6.500%,  7/1/2027
i
743,183
290,000 5.500%,  7/15/2028 316,926
270,000 6.500%,  7/15/2048 280,125
EQT Corporation
1,020,000 3.900%,  10/1/2027 1,013,319
Equinor ASA
1,750,000 3.000%,  4/6/2027 1,947,604
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,654,080
Genesis Energy, LP
270,000 6.500%,  10/1/2025 262,575
180,000 8.000%,  1/15/2027 179,100
Harvest Midstream, LP
670,000 7.500%,  9/1/2028
i
712,713
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
i
468,000
Kinder Morgan Energy Partners,
LP
1,870,000 6.500%,  9/1/2039 2,423,785
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,274,910
Marathon Oil Corporation
1,175,000 4.400%,  7/15/2027 1,305,686
Marathon Petroleum Corporation
2,244,000 4.750%,  12/15/2023 2,483,948
846,000 6.500%,  3/1/2041 1,134,480
MPLX, LP
1,425,000 4.875%,  12/1/2024 1,635,043
Principal
Amount Long-Term Fixed Income (25.7%) Value
Energy (0.8%) - continued
$ 2,244,000 4.875%,  6/1/2025 $ 2,591,460
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 344,750
Newfield Exploration Company
1,185,000 5.625%,  7/1/2024 1,271,790
700,000 5.375%,  1/1/2026 751,052
Noble Energy, Inc.
1,850,000 5.050%,  11/15/2044 2,596,757
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 596,400
Occidental Petroleum Corporation
1,150,000 2.900%,  8/15/2024 1,106,875
400,000 3.400%,  4/15/2026 381,362
360,000 8.500%,  7/15/2027 415,458
690,000 3.500%,  8/15/2029 631,467
380,000 6.450%,  9/15/2036 397,860
960,000 4.400%,  4/15/2046 836,606
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 1,115,385
Pioneer Natural Resources
Company
750,000 4.450%,  1/15/2026 867,127
Plains All American Pipeline, LP
1,600,000 4.500%,  12/15/2026 1,791,687
1,500,000 3.550%,  12/15/2029 1,568,975
QEP Resources, Inc.
390,000 5.625%,  3/1/2026 427,655
Range Resources Corporation
270,000 9.250%,  2/1/2026 282,150
Sabine Pass Liquefaction, LLC
1,125,000 6.250%,  3/15/2022 1,183,977
1,300,000 5.625%,  4/15/2023 1,428,144
1,500,000 5.750%,  5/15/2024 1,714,699
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
i
1,130,395
Southwestern Energy Company
590,000 7.500%,  4/1/2026
g
618,910
Suncor Energy, Inc.
990,000 3.600%,  12/1/2024 1,091,969
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 1,039,150
Sunoco, LP
545,000 5.875%,  3/15/2028 588,600
270,000 4.500%,  5/15/2029
i
280,800
Targa Resources Partners, LP
430,000 5.375%,  2/1/2027 451,659
Transocean Guardian, Ltd.
491,400 5.875%,  1/15/2024
i
412,776
USA Compression Partners, LP
270,000 6.875%,  4/1/2026 282,150
W&T Offshore, Inc.
610,000 9.750%,  11/1/2023
i
431,575
Weatherford International, Ltd.
360,000 8.750%,  9/1/2024
i
360,000
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 1,537,140
Western Midstream Operating, LP
320,000 6.250%,  2/1/2050 352,000
550,000 4.100%,  2/1/2025 566,814

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Energy (0.8%) - continued
$ 570,000 3.950%,  6/1/2025 $ 581,400
Williams Companies, Inc.
1,815,000 7.500%,  1/15/2031 2,466,049
Williams Partners, LP
935,000 4.500%,  11/15/2023 1,030,755
WPX Energy, Inc.
295,000 5.750%,  6/1/2026 310,119
500,000 4.500%,  1/15/2030 530,000
Total 84,161,840
Financials (1.6%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,509,633
AerCap Ireland Capital DAC
1,240,000 3.500%,  1/15/2025 1,316,368
1,250,000 3.875%,  1/23/2028
g
1,350,284
Aircastle, Ltd.
1,700,000 5.000%,  4/1/2023 1,811,935
Ally Financial, Inc.
975,000 5.750%,  11/20/2025 1,134,903
American International Group, Inc.
60,000 4.125%,  2/15/2024 66,424
845,000 3.750%,  7/10/2025 949,171
2,085,000 3.900%,  4/1/2026 2,376,978
Ares Capital Corporation
1,100,000 3.875%,  1/15/2026 1,191,681
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,i
738,417
850,000 2.570%,  11/25/2035
b,i
866,643
Aviation Capital Group, LLC
1,300,000 2.875%,  1/20/2022
i
1,316,316
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
i
869,974
275,000 4.250%,  4/15/2026
i
296,210
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
i
1,005,253
Banco Santander SA
1,400,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,414,052
Bank of America Corporation
1,520,000 4.000%,  4/1/2024 1,687,043
1,800,000 4.200%,  8/26/2024 2,019,225
2,070,000 4.000%,  1/22/2025 2,325,974
1,800,000 3.458%,  3/15/2025
b
1,959,537
1,850,000 3.824%,  1/20/2028
b
2,124,118
1,500,000 2.496%,  2/13/2031
b
1,592,235
900,000 2.592%,  4/29/2031
b
964,432
1,475,000 1.922%,  10/24/2031
b
1,493,615
Barclays Bank plc
386,000 10.179%,  6/12/2021
i
401,457
Barclays plc
83,000 3.650%,  3/16/2025 91,311
1,475,000 3.564%,  9/23/2035
b
1,598,222
Boston Properties, LP
950,000 4.500%,  12/1/2028 1,135,741
BPCE SA
1,691,000 3.500%,  10/23/2027
i
1,885,191
Camden Property Trust
1,975,000 3.150%,  7/1/2029 2,222,375
Principal
Amount Long-Term Fixed Income (25.7%) Value
Financials (1.6%) - continued
CANPACK SA
$ 700,000 3.125%,  11/1/2025
i
$ 703,500
Capital One Financial Corporation
1,800,000 4.200%,  10/29/2025 2,052,936
Cascades USA, Inc.
970,000 5.125%,  1/15/2026
i
1,024,563
CIT Group, Inc.
310,000 5.250%,  3/7/2025 351,850
Citigroup, Inc.
2,515,000 4.400%,  6/10/2025 2,875,688
1,520,000 3.200%,  10/21/2026 1,698,238
2,244,000 3.668%,  7/24/2028
b
2,543,037
1,140,000 4.125%,  7/25/2028 1,333,057
1,815,000 3.520%,  10/27/2028
b
2,051,121
978,000 4.650%,  7/23/2048 1,345,733
CNA Financial Corporation
650,000 3.900%,  5/1/2029 773,058
Comerica, Inc.
45,000 3.700%,  7/31/2023 48,545
Commerzbank AG
1,850,000 8.125%,  9/19/2023
i
2,160,916
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
988,000 4.625%,  12/1/2023 1,101,096
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
i
644,800
Credit Agricole SA
1,125,000 3.250%,  1/14/2030
i
1,233,719
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,i,l
1,012,710
1,800,000 2.193%,  6/5/2026
b,i
1,880,712
1,385,000 3.869%,  1/12/2029
b,i
1,568,004
Danske Bank AS
1,225,000 3.244%,  12/20/2025
b,i
1,310,628
Deutsche Bank AG
2,125,000 3.547%,  9/18/2031
b
2,304,441
Discover Bank
900,000 2.450%,  9/12/2024 951,671
1,670,000 4.682%,  8/9/2028
b
1,775,210
Duke Realty, LP
925,000 2.875%,  11/15/2029 1,022,148
ERP Operating, LP
337,000 3.375%,  6/1/2025 372,387
ESH Hospitality, Inc.
590,000 5.250%,  5/1/2025
i
604,750
290,000 4.625%,  10/1/2027
i
297,250
Fidelity National Financial, Inc.
1,300,000 5.500%,  9/1/2022 1,400,479
First Horizon National Corporation
1,785,000 4.000%,  5/26/2025 1,993,792
Fortress Transportation
360,000 6.500%,  10/1/2025
i
376,240
GE Capital Funding, LLC
3,975,000 4.400%,  5/15/2030
i
4,683,455
GE Capital International Funding
Company
1,630,000 4.418%,  11/15/2035 1,943,680
Global Net Lease, Inc.
860,000 3.750%,  12/15/2027
i
886,983

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Financials (1.6%) - continued
Goldman Sachs Group, Inc.
$ 2,600,000
4.128%,  (LIBOR 3M +
3.922%), 2/4/2021
b,l
$ 2,594,748
1,000,000 3.625%,  2/20/2024 1,088,163
1,130,000 4.750%,  10/21/2045 1,571,297
HCP, Inc.
660,000 3.400%,  2/1/2025 728,938
Healthpeak Properties, Inc.
875,000 2.875%,  1/15/2031 942,507
HSBC Holdings plc
1,475,000 6.875%,  6/1/2021
b,l
1,500,813
1,850,000 3.803%,  3/11/2025
b
2,019,955
1,460,000 3.900%,  5/25/2026 1,666,112
1,400,000 4.950%,  3/31/2030 1,751,584
Icahn Enterprises, LP
1,215,000 6.375%,  12/15/2025 1,256,918
International Lease Finance
Corporation
750,000 5.875%,  8/15/2022 810,351
iStar, Inc.
550,000 4.250%,  8/1/2025 543,125
J.P. Morgan Chase & Company
1,550,000 3.875%,  9/10/2024 1,735,292
2,585,000 3.125%,  1/23/2025 2,830,752
1,200,000 3.900%,  7/15/2025 1,363,172
1,475,000 4.203%,  7/23/2029
b
1,762,718
900,000 2.522%,  4/22/2031
b
966,840
3,640,000 3.882%,  7/24/2038
b
4,427,383
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,248,061
Liberty Mutual Group, Inc.
760,000 4.950%,  5/1/2022
i
804,185
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
2,150,472
MassMutual Global Funding
1,230,000 2.750%,  6/22/2024
i
1,320,691
MetLife, Inc.
1,300,000 4.050%,  3/1/2045 1,664,115
MGM Growth Properties Operating
Partnership, LP
410,000 4.625%,  6/15/2025
i
439,110
340,000 5.750%,  2/1/2027 381,436
Mitsubishi UFJ Financial Group,
Inc.
1,870,000 3.287%,  7/25/2027 2,109,471
1,750,000 2.048%,  7/17/2030 1,829,111
Mizuho Financial Group, Inc.
1,500,000 1.979%,  9/8/2031
b
1,536,591
Morgan Stanley
760,000
4.047%,  (LIBOR 3M +
3.810%), 4/15/2021
b,l
752,400
600,000 2.188%,  4/28/2026
b
633,619
1,925,000 4.350%,  9/8/2026 2,269,939
2,244,000 3.591%,  7/22/2028
b
2,560,957
190,000 3.772%,  1/24/2029
b
220,172
1,600,000 3.622%,  4/1/2031
b
1,858,010
MPT Operating Partnership, LP
990,000 4.625%,  8/1/2029 1,064,250
400,000 3.500%,  3/15/2031 413,000
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 821,947
55,000 3.850%,  6/30/2026 63,109
Principal
Amount Long-Term Fixed Income (25.7%) Value
Financials (1.6%) - continued
Nationwide Building Society
$ 950,000 3.622%,  4/26/2023
b,i
$ 986,756
Natwest Group plc
2,200,000 3.032%,  11/28/2035
b
2,275,262
Omega Healthcare Investors, Inc.
875,000 3.375%,  2/1/2031 919,139
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
i
838,285
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,513,852
Quicken Loans, LLC
440,000 3.625%,  3/1/2029
i
448,800
440,000 3.875%,  3/1/2031
i
456,500
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,736,144
575,000 1.800%,  3/15/2033 577,458
Regency Centers, LP
2,100,000 4.125%,  3/15/2028 2,393,633
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,215,126
Royal Bank of Scotland Group plc
1,050,000 6.000%,  12/29/2025
b,l
1,150,139
1,375,000 4.445%,  5/8/2030
b
1,635,992
Service Properties Trust
490,000 4.500%,  6/15/2023 492,450
260,000 4.750%,  10/1/2026 256,750
360,000 5.500%,  12/15/2027 393,455
Societe Generale SA
1,122,000 4.750%,  11/24/2025
i
1,271,730
Springleaf Finance Corporation
910,000 6.875%,  3/15/2025 1,056,738
540,000 6.625%,  1/15/2028 641,250
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,262,050
Synchrony Financial
590,000 4.250%,  8/15/2024 651,802
925,000 3.950%,  12/1/2027 1,037,101
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
i
1,325,699
UDR, Inc.
875,000 2.100%,  8/1/2032 891,275
Ventas Realty, LP
1,550,000 3.100%,  1/15/2023 1,626,384
VEREIT Operating Partnership, LP
1,100,000 2.850%,  12/15/2032 1,149,452
VICI Properties, LP
340,000 4.250%,  12/1/2026
i
352,631
200,000 3.750%,  2/15/2027
i
204,500
340,000 4.625%,  12/1/2029
i
363,800
200,000 4.125%,  8/15/2030
i
211,126
Voya Financial, Inc.
1,018,000 3.125%,  7/15/2024 1,100,003
Wells Fargo & Company
1,550,000 4.125%,  8/15/2023 1,693,057
1,320,000 3.000%,  2/19/2025 1,434,760
125,000 3.000%,  4/22/2026 137,542
1,475,000 3.000%,  10/23/2026 1,634,600
1,400,000 2.393%,  6/2/2028
b
1,489,854
1,180,000 4.900%,  11/17/2045 1,570,690

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Financials (1.6%) - continued
Westpac Banking Corporation
$ 2,000,000 2.668%,  11/15/2035
b
$ 2,060,320
Total 180,198,534
Mortgage-Backed Securities (7.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
43,977,189 3.000%,  3/25/2050 46,155,408
30,143,573 3.000%,  4/1/2050 31,631,082
16,562,616 3.500%,  7/1/2047 17,575,810
Federal National Mortgage
Association
9,957,303 4.500%,  5/1/2048 10,823,844
18,068,662 3.500%,  10/1/2048 19,088,800
10,505,756 3.500%,  6/1/2049 11,110,557
20,618,973 3.500%,  8/1/2049 21,791,805
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
67,775,000 1.500%,  1/1/2036
e
69,724,016
133,500,000 2.000%,  1/1/2036
e
139,550,175
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,350,000 1.500%,  1/1/2051
e
17,526,866
188,325,000 2.000%,  1/1/2051
e,m
195,600,281
105,128,000 2.500%,  1/1/2051
e
110,803,133
16,750,000 2.000%,  2/1/2051
e,m
17,366,326
93,165,000 2.500%,  2/1/2051
e
98,023,288
31,835,142 4.000%,  7/1/2048 34,004,978
Total 840,776,369
Technology (0.6%)
Apple, Inc.
1,405,000 3.000%,  11/13/2027 1,583,205
2,570,000 3.750%,  9/12/2047 3,216,000
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 836,804
Avnet, Inc.
1,100,000 3.750%,  12/1/2021 1,126,586
Baidu, Inc.
1,200,000 3.425%,  4/7/2030 1,327,092
Black Knight InfoServ, LLC
140,000 3.625%,  9/1/2028
i
143,325
Broadcom Corporation
1,146,000 3.875%,  1/15/2027 1,287,679
1,350,000 3.500%,  1/15/2028 1,487,379
Broadcom, Inc.
600,000 5.000%,  4/15/2030 729,005
CDW, LLC
380,000 4.250%,  4/1/2028 401,189
CommScope Technologies
Finance, LLC
1,490,000 6.000%,  6/15/2025
i
1,523,525
Diamond 1 Finance Corporation
3,110,000 6.020%,  6/15/2026
i
3,796,451
Diamond Sports Group, LLC
590,000 5.375%,  8/15/2026
i
479,375
980,000 6.625%,  8/15/2027
i
592,900
Principal
Amount Long-Term Fixed Income (25.7%) Value
Technology (0.6%) - continued
Fiserv, Inc.
$ 2,000,000 2.250%,  6/1/2027 $ 2,130,629
1,150,000 2.650%,  6/1/2030 1,243,530
Gartner, Inc.
420,000 4.500%,  7/1/2028
i
443,100
380,000 3.750%,  10/1/2030
i
399,000
Hewlett Packard Enterprise
Company
850,000 4.650%,  10/1/2024 964,676
Intel Corporation
1,800,000 3.100%,  2/15/2060 1,977,250
Iron Mountain, Inc.
750,000 4.875%,  9/15/2029
i
791,250
750,000 5.250%,  7/15/2030
i
810,000
KLA Corporation
1,800,000 3.300%,  3/1/2050 2,027,429
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,613,146
Marvell Technology Group, Ltd.
950,000 4.200%,  6/22/2023 1,027,988
1,265,000 4.875%,  6/22/2028 1,493,633
Micron Technology, Inc.
600,000 2.497%,  4/24/2023 625,173
Microsoft Corporation
483,000 2.675%,  6/1/2060 522,169
2,400,000 4.200%,  11/3/2035 3,148,738
2,250,000 3.700%,  8/8/2046 2,848,905
NCR Corporation
1,430,000 6.125%,  9/1/2029
i
1,583,725
NVIDIA Corporation
1,500,000 3.500%,  4/1/2040 1,798,882
NXP BV/NXP Funding, LLC
1,500,000 4.875%,  3/1/2024
i
1,691,644
Open Text Corporation
1,120,000 4.125%,  2/15/2030
i
1,191,456
Oracle Corporation
1,065,000 2.950%,  5/15/2025 1,169,289
1,800,000 2.800%,  4/1/2027 1,984,405
1,815,000 3.850%,  7/15/2036 2,189,215
1,500,000 3.600%,  4/1/2040 1,755,218
Plantronics, Inc.
970,000 5.500%,  5/31/2023
i
972,425
PTC, Inc.
300,000 3.625%,  2/15/2025
i
308,410
270,000 4.000%,  2/15/2028
i
282,994
Qorvo, Inc.
460,000 3.375%,  4/1/2031
i
474,950
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
g,i
565,758
Sensata Technologies, Inc.
980,000 3.750%,  2/15/2031
i
1,015,848
Shift4 Payments, LLC
190,000 4.625%,  11/1/2026
i
197,600
SS&C Technologies, Inc.
1,580,000 5.500%,  9/30/2027
i
1,687,472
Switch, Ltd.
570,000 3.750%,  9/15/2028
i
578,550
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 2,177,125

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Technology (0.6%) - continued
Tyco Electronics Group SA
$ 374,000 3.450%,  8/1/2024 $ 404,721
748,000 3.125%,  8/15/2027 830,217
Vmware, Inc.
825,000 4.650%,  5/15/2027 965,012
Xerox Holdings Corporation
530,000 5.000%,  8/15/2025
i
564,063
Total 64,986,110
Transportation (0.1%)
Air Canada Pass Through Trust
330,801 3.875%,  3/15/2023
i
322,113
Air Lease Corporation
610,000 3.500%,  1/15/2022 627,744
American Airlines, Inc.
420,000 11.750%,  7/15/2025
i
484,365
Boeing Company
712,000 5.805%,  5/1/2050 982,028
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,658,529
820,000 5.050%,  3/1/2041 1,141,133
575,000 4.450%,  3/15/2043 773,548
CSX Corporation
900,000 3.800%,  4/15/2050 1,110,951
1,250,000 3.350%,  9/15/2049 1,419,472
Delta Air Lines, Inc.
850,000 7.000%,  5/1/2025
i
981,190
270,000 7.375%,  1/15/2026 308,359
Mileage Plus Holdings, LLC
570,000 6.500%,  6/20/2027
i
612,750
Southwest Airlines Company
1,125,000 4.750%,  5/4/2023 1,222,672
1,050,000 5.125%,  6/15/2027 1,248,620
United Parcel Service, Inc.
1,200,000 4.450%,  4/1/2030 1,500,294
XPO Logistics, Inc.
923,000 6.750%,  8/15/2024
i
980,688
Total 15,374,456
U.S. Government & Agencies (8.6%)
U.S. Treasury Bonds
9,660,000 1.625%,  11/15/2050 9,602,644
7,285,000 2.250%,  11/15/2027 8,085,781
72,550,000 2.875%,  5/15/2028 84,019,135
19,330,000 5.250%,  11/15/2028 26,050,195
13,650,000 1.625%,  8/15/2029 14,593,770
5,050,000 1.500%,  2/15/2030 5,339,389
2,975,000 4.375%,  5/15/2040 4,508,868
28,300,000 1.375%,  11/15/2040 27,932,984
1,340,000 3.000%,  5/15/2042 1,720,591
68,726,000 2.500%,  5/15/2046 81,945,017
46,100,000 2.875%,  5/15/2049 59,400,570
U.S. Treasury Notes
107,330,000 1.500%,  9/30/2021 108,436,841
4,300,000 2.500%,  1/15/2022 4,405,310
5,080,000 1.125%,  2/28/2022 5,139,928
78,270,000 0.125%,  6/30/2022 78,279,173
22,660,000 1.875%,  7/31/2022 23,284,920
29,635,000 0.125%,  10/31/2022 29,638,473
16,300,000 2.000%,  11/30/2022 16,883,234
Principal
Amount Long-Term Fixed Income (25.7%) Value
U.S. Government & Agencies (8.6%) -
continued
$ 4,910,000 2.500%,  3/31/2023 $ 5,169,693
22,900,000 0.125%,  10/15/2023 22,882,109
82,550,000 2.500%,  1/31/2024 88,434,912
25,885,000 2.125%,  7/31/2024 27,650,438
28,665,000 2.250%,  11/15/2024 30,875,340
19,170,000 2.125%,  11/30/2024 20,565,067
52,575,000 2.625%,  1/31/2026 58,543,084
90,300,000 2.500%,  2/28/2026 100,084,852
Total 943,472,318
Utilities (0.6%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 1,127,028
American Water Capital
Corporation
1,500,000 2.800%,  5/1/2030 1,654,934
Appalachian Power Company
750,000 3.300%,  6/1/2027 837,072
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,472,738
Calpine Corporation
960,000 4.500%,  2/15/2028
i
998,400
CenterPoint Energy, Inc.
605,000 3.850%,  2/1/2024 661,634
1,400,000 2.500%,  9/1/2024 1,488,600
900,000 4.250%,  11/1/2028 1,065,913
CMS Energy Corporation
1,140,000 2.950%,  2/15/2027 1,237,997
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,529,641
Consolidated Edison Company of
New York, Inc.
1,250,000 4.125%,  5/15/2049 1,542,562
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 749,299
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,655,986
DTE Electric Company
965,000 3.700%,  3/15/2045 1,164,066
1,225,000 3.700%,  6/1/2046 1,489,250
Duke Energy Carolinas, LLC
1,190,000 3.700%,  12/1/2047 1,434,477
Duke Energy Corporation
770,000 3.750%,  9/1/2046 895,945
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,149,485
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,855,367
Edison International
1,925,000 5.750%,  6/15/2027 2,302,787
Exelon Corporation
585,000 4.700%,  4/15/2050 776,566
1,158,000 4.450%,  4/15/2046 1,474,254
FirstEnergy Corporation
460,000 2.850%,  7/15/2022 467,523
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 316,747
760,000 5.300%,  7/1/2043 1,013,796

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.7%) Value
Utilities (0.6%) - continued
Mississippi Power Company
$ 1,040,000 3.950%,  3/30/2028 $ 1,211,704
Monongahela Power Company
990,000 5.400%,  12/15/2043
i
1,338,740
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 645,595
1,050,000 3.700%,  3/15/2029 1,227,213
NextEra Energy Operating
Partners, LP
1,190,000 3.875%,  10/15/2026
i
1,270,325
NiSource Finance Corporation
748,000 3.490%,  5/15/2027 847,864
900,000 5.650%,  2/1/2045 1,292,660
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,301,140
NRG Energy, Inc.
180,000 3.375%,  2/15/2029
i
184,284
180,000 3.625%,  2/15/2031
i
185,184
Oncor Electric Delivery Company,
LLC
1,466,000 3.750%,  4/1/2045 1,787,740
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027 960,604
900,000 3.950%,  12/1/2047 929,882
PG&E Corporation
380,000 5.000%,  7/1/2028 404,700
300,000 5.250%,  7/1/2030 330,000
PPL Capital Funding, Inc.
1,400,000 5.000%,  3/15/2044 1,804,838
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,394,427
Public Service Electric & Gas
Company
400,000 3.000%,  5/15/2027 444,814
San Diego Gas and Electric
Company
1,540,000 4.150%,  5/15/2048 1,933,301
South Carolina Electric & Gas
Company
1,850,000 5.100%,  6/1/2065 2,909,084
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,759,010
Southern Company
843,000 3.250%,  7/1/2026 945,434
Southern Company Gas Capital
Corporation
1,870,000 4.400%,  5/30/2047 2,344,444
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 725,276
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 773,300
Talen Energy Supply, LLC
760,000 7.625%,  6/1/2028
i
818,900
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
i
842,738
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 1,192,145
Principal
Amount Long-Term Fixed Income (25.7%) Value
Utilities (0.6%) - continued
Vistra Operations Company, LLC
$ 1,170,000 5.000%,  7/31/2027
i
$ 1,240,200
Total 63,407,613
Total Long-Term Fixed Income
(cost $2,665,817,680) 2,830,814,931
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
69,785,479 Thrivent Cash Management Trust 69,785,479
Total Collateral Held for
Securities Loaned
(cost $69,785,479) 69,785,479
Shares or
Principal
Amount Short-Term Investments ( 9.3% ) Value
Federal Home Loan Bank Discount
Notes
25,800,000 0.095%, 1/6/2021
n,o
25,799,900
100,000 0.000%, 1/7/2021
o
99,999
15,100,000 0.060%, 1/12/2021
n,o
15,099,765
200,000 0.085%, 1/14/2021
n,o
199,996
200,000 0.070%, 1/19/2021
n,o
199,994
4,300,000 0.070%, 1/26/2021
n,o
4,299,816
6,800,000 0.052%, 1/27/2021
n,o
6,799,696
100,000 0.090%, 2/3/2021
n,o
99,993
500,000 0.070%, 2/9/2021
n,o
499,960
4,000,000 0.075%, 2/10/2021
n,o
3,999,671
300,000 0.075%, 2/17/2021
n,o
299,971
3,700,000 0.075%, 3/10/2021
n,o
3,699,399
21,500,000 0.060%, 3/16/2021
n,o
21,496,184
600,000 0.090%, 3/26/2021
n,o
599,878
7,900,000 0.070%, 3/30/2021
n,o
7,898,321
Thrivent Core Short-Term Reserve
Fund
93,426,580 0.240% 934,265,800
U.S. Treasury Bills
1,400,000 0.088%, 1/7/2021
n
1,399,997
600,000 0.073%, 2/11/2021
n
599,962
Total Short-Term Investments
(cost $1,027,310,478) 1,027,358,302
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
399 $136.50, expires 2/19/2021 93,516
Put on 30-Yr. U.S. Treasury Bond
Futures
387 $168.00, expires 2/19/2021 235,828
Total Options Purchased
(cost $479,455) 329,344
Total Investments (cost
$9,558,199,188) 106.5% $11,720,477,578
Other Assets and Liabilities, Net
(6.5%) (715,950,844)
Total Net Assets 100.0% $11,004,526,734

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2020.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $408,123,267 or
3.7% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2020.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of December 31, 2020 was $820,461
or 0.01% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2020.
Security
Acquisition
Date Cost
Siemens
Financieringsmaatschappij
NV, 3/16/2047 3/7/2017 $ 612,817
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 7,446,992
Common Stock 59,779,950
Total lending $67,226,942
Gross amount payable upon return of
collateral for securities loaned $69,785,479
Net amounts due to counterparty
$2,558,537
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,229,678,924
Gross unrealized depreciation (97,862,566)
Net unrealized appreciation (depreciation) $ 2,131,816,358
Cost for federal income tax purposes $ 9,583,857,853

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,835,225 – 7,013,509 821,716
Capital Goods 14,677,547 – 14,677,547 –
Communications Services 38,591,597 – 38,591,597 –
Consumer Cyclical 27,085,094 – 27,085,094 –
Consumer Non-Cyclical 29,559,184 – 27,880,884 1,678,300
Energy 4,701,932 – 4,701,932 –
Financials 12,391,883 – 12,391,883 –
Technology 13,455,134 – 13,455,134 –
Transportation 5,387,099 – 5,387,099 –
Utilities 6,609,585 – 6,609,585 –
Registered Investment Companies
Unaffiliated 69,022,540 69,022,540 – –
Affiliated 3,596,847,814 3,596,847,814 – –
Common Stock
Communications Services 222,630,305 222,491,869 138,436 –
Consumer Discretionary 455,767,077 455,767,077 – –
Consumer Staples 74,416,521 74,416,521 – –
Energy 51,311,316 51,311,316 – –
Financials 367,758,003 363,308,675 4,449,328 –
Health Care 465,394,592 465,394,592 – –
Industrials 381,473,927 381,473,927 – –
Information Technology 818,562,173 815,217,419 3,344,754 –
Materials 93,996,799 92,278,928 1,717,862 9
Real Estate 154,684,754 154,684,754 – –
Utilities 33,641,271 33,641,271 – –
Long-Term Fixed Income
Asset-Backed Securities 148,725,303 – 143,050,303 5,675,000
Basic Materials 31,884,506 – 31,884,506 –
Capital Goods 48,680,412 – 48,680,412 –
Collateralized Mortgage Obligations 106,278,034 – 106,278,034 –
Commercial Mortgage-Backed Securities 21,594,067 – 21,594,067 –
Communications Services 93,581,622 – 93,581,622 –
Consumer Cyclical 76,956,422 – 76,956,422 –
Consumer Non-Cyclical 110,737,325 – 110,737,325 –
Energy 84,161,840 – 84,161,840 –
Financials 180,198,534 – 180,198,534 –
Mortgage-Backed Securities 840,776,369 – 840,776,369 –
Technology 64,986,110 – 64,986,110 –
Transportation 15,374,456 – 15,374,456 –
U.S. Government & Agencies 943,472,318 – 943,472,318 –
Utilities 63,407,613 – 63,407,613 –
Short-Term Investments 93,092,502 – 93,092,502 –
Options Purchased 329,344 329,344 – –
Subtotal Investments in Securities $9,870,038,149 $6,776,186,047 $3,085,677,077 $8,175,025
Other Investments  * Total
Affiliated Short-Term Investments 934,265,800
Affiliated Registered Investment Companies 846,388,150
Collateral Held for Securities Loaned 69,785,479
Subtotal Other Investments $1,850,439,429
Total Investments at Value $11,720,477,578
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 36,571,635 36,571,635 – –
Total Asset Derivatives $36,571,635 $36,571,635 $– $–
Liability Derivatives
Futures Contracts 41,319,638 41,319,638 – –
Call Options Written 190,804 – – 190,804
Total Liability Derivatives $41,510,442 $41,319,638 $– $190,804
The following table presents Moderate Allocation Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$90,192,568 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 194 March 2021 $ 26,766,465 $ 20,692
CBOT 2-Yr. U.S. Treasury Note 644 March 2021 142,154,918 153,987
CBOT 5-Yr. U.S. Treasury Note 712 March 2021 89,625,222 203,589
CBOT U.S. Long Bond 60 March 2021 10,421,416 (30,166)
CME E-mini Russell 2000 Index 64 March 2021 6,316,546 2,814
CME E-mini S&P 500 Index 5,792 March 2021 1,059,358,054 26,294,426
CME E-mini S&P Mid-Cap 400 Index 13 March 2021 2,948,462 46,088
CME Ultra Long Term U.S. Treasury Bond 163 March 2021 34,935,945 (125,257)
ICE mini MSCI EAFE Index 1,078 March 2021 113,261,334 1,588,786
ICE US mini MSCI Emerging Markets Index 4,732 March 2021 296,618,584 8,169,536
Total Futures Long Contracts $ 1,782,406,946 $ 36,324,495
CME E-mini Russell 2000 Index (6,519) March 2021 ( $ 622,106,488) ( $ 21,579,572)
CME E-mini S&P Mid-Cap 400 Index (2,845) March 2021 (636,491,883) (18,853,867)
CME Euro Foreign Exchange Currency (209) March 2021 (31,611,181) (381,494)
Eurex Euro STOXX 50 Index (768) March 2021 (32,873,143) (349,282)
Ultra 10-Yr. U.S. Treasury Note (149) March 2021 (23,389,265) 91,717
Total Futures Short Contracts ( $ 1,346,471,960) ($41,072,498)
Total Futures Contracts $ 435,934,986 ($4,748,003)

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Portfolio's options contracts held as of December 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 399.00 $ 136.50 February 2021 55,093,172 $ 93,516 ( $ 94,521)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 387.00 168.00 February 2021 67,023,562 235,828 (55,591)
Total Options Purchased Contracts $329,344 ($150,112)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (16.75) $ 103.25 February 2021 (17,366,326) ( $ 117,523) ( $ 37,699)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (16.75) 103.44 January 2021 (17,397,078) (73,281) (17,665)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($190,804) ($55,364)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 36,101,650
Total Equity Contracts 36,101,650
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 469,985
Total Interest Rate Contracts 469,985
Total Asset Derivatives $36,571,635
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 381,494
Total Foreign Exchange Contracts 381,494
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 40,782,721
Total Equity Contracts 40,782,721
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 155,423
Options Written Net Assets - Distributable earnings/(accumulated loss) 55,364
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 150,112
Total Interest Rate Contracts 360,899
Total Liability Derivatives $41,525,114
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (16,262,063)
Total Equity Contracts
(16,262,063)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (2,390,674)
Total Foreign Exchange Contracts (2,390,674)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 449,433
Options Purchased Net realized gains/(losses) on Investments (97,751)
Futures Net realized gains/(losses) on Futures contracts 17,885,291
Total Interest Rate Contracts
18,236,973
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,275,498
Total Credit Contracts
3,275,498
Total $2,859,734
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,373,201)
Total Foreign Exchange Contracts (1,373,201)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (7,650,238)
Total Equity Contracts (7,650,238)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (55,364)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (150,112)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,885,720
Total Interest Rate Contracts 2,680,244
Total ($6,343,195)
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,321,670,322
Futures - Short (1,065,223,395)
Interest Rate Contracts
Futures - Long 315,220,879
Futures - Short (46,738,033)
Options Purchased 22,328,582
Options Written (35,430,309)
Foreign Exchange Contracts
Futures - Long 50,961,317
Futures - Short (5,877,259)
Credit Contracts
Credit Default Swaps - Buy
Protection (150,929)
Credit Default Swaps - Sell
Protection (381,714)

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $211,495 $36,241 $– $261,775 25,244 2.4%
Core Emerging Markets Equity – 66,585 – 78,541 6,662 0.7
Core International Equity 105,008 21,923 72,200 57,326 5,844 0.5
Core Low Volatility Equity 332,941 93,119 – 448,746 35,615 4.1
Global Stock 378,859 43,480 – 436,493 30,845 3.9
High Yield 197,930 10,053 – 203,397 43,585 1.8
Income 609,212 21,867 – 680,517 59,469 6.2
International Allocation 574,102 22,843 45,000 536,533 52,945 4.9
International Index – 46,191 – 60,008 4,742 0.6
Large Cap Value 681,756 25,104 – 712,027 37,121 6.5
Limited Maturity Bond 335,345 7,162 – 348,789 34,518 3.2
Mid Cap Stock 398,223 15,240 – 484,590 21,360 4.4
Small Cap Stock 109,621 11,713 – 134,494 6,427 1.2
Total Affiliated Registered Investment
Companies 3,934,492 4,443,236 40.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 839,897 1,944,972 1,850,059 934,266 93,427 8.5
Total Affiliated Short-Term Investments 839,897 934,266 8.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,479 954,685 916,379 69,785 69,785 0.6
Total Collateral Held for Securities Loaned 31,479 69,785 0.6
Total Value $4,805,868 $5,447,287
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $14,039 $ – $10,741
Core Emerging Markets Equity – 11,956 – 585
Core International Equity (1,277) 3,872 – 1,293
Core Low Volatility Equity – 22,686 1,194 7,925
Global Stock – 14,154 37,198 6,281
High Yield – (4,586) – 10,053
Income – 49,438 3,034 18,838
International Allocation (23,715) 8,303 7,793 15,050
International Index – 13,817 542 649
Large Cap Value – 5,167 13,309 11,795
Limited Maturity Bond – 6,282 – 7,161
Mid Cap Stock – 71,127 13,338 1,902
Small Cap Stock – 13,160 11,022 692
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (593) 49 – 6,765
Total Income/Non Income Cash from Affiliated
Investments $99,730
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 4 360
Total Affiliated Income from Securities Loaned, Net $360
Total Value $(25,585) $229,464 $87,434

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.8% )
a
Value
Basic Materials (0.1%)
Avantor Funding, Inc., Term Loan
$ 355,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 355,224
Ball Metalpack Finco, LLC, Term
Loan
219,375
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
214,878
Chemours Company, Term Loan
361,666
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
354,056
Hexion, Inc., Term Loan
302,695
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
b
299,668
Innophos Holdings, Inc., Term
Loan
302,712
3.647%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
301,956
Momentive Performance Materials
USA, LLC, Term Loan
332,930
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
b
327,936
Nouryon USA, LLC, Term Loan
713,856
3.153%,  (LIBOR 1M +
3.000%), 10/1/2025
b
705,525
Pixelle Specialty Solutions, LLC,
Term Loan
537,483
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
534,930
PQ Corporation, Term Loan
258,866
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
258,597
Total 3,352,770
Capital Goods (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
184,538
2.647%,  (LIBOR 1M +
2.500%), 9/4/2027
b
184,885
Flex Acquisition Company, Inc.
Term Loan
659,166
3.225%,  (LIBOR 3M +
3.000%), 6/29/2025
b
650,432
Gemini HDPE, LLC, Term Loan
430,000
0.000%,  (LIBOR 1M +
3.000%), 12/28/2027
b,d,e
426,775
GFL Environmental, Inc., Term
Loan
445,000
0.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
445,369
Graham Packaging Company,
Inc., Term Loan
293,898
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
294,598
Mauser Packaging Solutions
Holding Company, Term Loan
468,926
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
451,927
MI Windows and Doors, Inc., Term
Loan
405,000
4.500%,  (LIBOR 3M +
3.750%), 12/15/2027
b,d,e
405,506
Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.1%) - continued
Navistar, Inc., Term Loan
$ 106,975
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
$ 106,734
Reynolds Group Holdings, Inc.,
Term Loan
105,655
2.897%,  (LIBOR 1M +
2.750%), 2/5/2023
b
105,127
365,000
3.397%,  (LIBOR 1M +
3.250%), 2/16/2026
b
361,806
TransDigm, Inc., Term Loan
1,062,036
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,039,362
Vertiv Group Corporation, Term
Loan
1,022,275
3.153%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,015,088
Total 5,487,609
Communications Services (0.2%)
Altice France SA, Term Loan
299,150
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
292,395
Cablevision Lightpath, LLC, Term
Loan
430,000
3.750%,  (LIBOR 3M +
3.250%), 12/1/2027
b
428,792
CCI Buyer, Inc., Term Loan
115,000
0.000%,  (LIBOR 1M +
4.000%), 12/12/2027
b,d,e
114,808
CenturyLink, Inc., Term Loan
712,800
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
704,603
CommScope, Inc., Term Loan
577,078
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
572,029
Coral-US Co-Borrower, LLC, Term
Loan
1,270,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,252,804
CSC Holdings, LLC, Term Loan
86,850
2.409%,  (LIBOR 1M +
2.250%), 7/17/2025
b
85,423
Diamond Sports Group, LLC, Term
Loan
910,733
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
802,392
E.W. Scripps Company, Term Loan
420,000
0.000%,  (LIBOR 1M +
3.000%), 12/15/2027
b,d,e
420,000
Eagle Broadband Investments,
LLC, Term Loan
715,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b,d,e
713,663
Entercom Media Corporation, Term
Loan
456,084
2.648%,  (LIBOR 1M +
2.500%), 11/17/2024
b
444,682
GCI, LLC, Term Loan
678,300
3.500%,  (LIBOR 3M +
2.750%), 10/15/2025
b,d,e
674,698

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Communications Services (0.2%) - continued
Gray Television, Inc., Term Loan
$ 275,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
$ 272,544
HCP Acquisition, LLC, Term Loan
679,325
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
679,040
iHeartCommunications, Inc., Term
Loan
352,331
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
346,165
Meredith Corporation, Term Loan
374,060
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
375,744
NEP Group, Inc., Term Loan
705,600
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
667,187
70,000
7.147%,  (LIBOR 1M +
7.000%), 10/19/2026
b
59,360
Nexstar Broadcasting, Inc., Term
Loan
687,053
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
681,646
Nielsen Finance, LLC, Term Loan
248,750
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
249,942
Radiate Holdco, LLC, Term Loan
1,020,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,020,479
SBA Senior Finance II, LLC, Term
Loan
473,924
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
468,128
Terrier Media Buyer, Inc., Term
Loan
396,000
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
395,877
169,150
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
168,727
TNS, Inc., Term Loan
376,220
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
372,458
WideOpenWest Finance, LLC,
Term Loan
759,041
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
755,033
Xplornet Communications, Inc.,
Term Loan
442,900
4.897%,  (LIBOR 1M +
4.750%), 6/10/2027
b
443,010
Ziggo Financing Partnership, Term
Loan
675,000
2.659%,  (LIBOR 1M +
2.500%), 4/30/2028
b
670,147
Total 14,131,776
Consumer Cyclical (0.1%)
1011778 B.C., LLC, Term Loan
761,156
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
749,503
Boyd Gaming Corporation, Term
Loan
36,175
2.352%,  (LIBOR 1W +
2.250%), 9/15/2023
b
35,817
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%) - continued
Caesars Resort Collection, LLC,
Term Loan
$ 573,563
4.647%,  (LIBOR 1M +
4.500%), 7/20/2025
b
$ 573,740
Carnival Corporation, Term Loan
289,273
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
297,228
Cengage Learning, Inc., Term
Loan
279,933
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
267,876
Four Seasons Hotels, Ltd., Term
Loan
436,364
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
432,855
Golden Entertainment, Inc., Term
Loan
936,050
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
912,799
Golden Nugget, LLC, Term Loan
301,596
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
290,522
Harbor Freight Tools USA, Inc.,
Term Loan
555,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
554,073
IAA, Inc., Term Loan
222,525
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
220,484
LCPR Loan Financing, LLC, Term
Loan
1,120,000
5.159%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,123,035
Michaels Stores, Inc., Term Loan
408,975
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
405,397
Penn National Gaming, Inc., Term
Loan
329,294
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
324,727
Scientific Games International,
Inc., Term Loan
1,802,065
2.897%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,757,463
Staples, Inc., Term Loan
98,251
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
95,893
327,949
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
317,029
Stars Group Holdings BV, Term
Loan
446,043
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
447,408
Tenneco, Inc., Term Loan
428,693
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
417,260
Wyndham Hotels & Resorts, Inc.,
Term Loan
303,025
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
300,601
Total 9,523,710

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
$ 344,127
4.414%,  (LIBOR 3M +
4.250%), 5/6/2024
b
$ 343,552
Bausch Health Americas, Inc.,
Term Loan
715,202
3.148%,  (LIBOR 1M +
3.000%), 6/1/2025
b
712,077
Bellring Brands, LLC, Term Loan
170,267
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
170,778
Change Healthcare Holdings, LLC,
Term Loan
344,253
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
342,360
Chobani, LLC, Term Loan
224,438
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
223,652
CNT Holdings I Corporation, Term
Loan
290,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
289,501
80,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
81,200
Dole Food Company, Inc., Term
Loan
601,757
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
600,252
Endo International plc, Term Loan
302,420
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
297,127
Froneri U.S., Inc., Term Loan
213,925
2.397%,  (LIBOR 1M +
2.250%), 1/31/2027
b
211,572
Global Medical Response, Inc.,
Term Loan
53,350
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
52,759
1,395,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,383,380
Grifols Worldwide Operations USA,
Inc., Term Loan
398,992
2.102%,  (LIBOR 1W +
2.000%), 11/15/2027
b
395,254
IQVIA, Inc., Term Loan
173,654
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
172,438
Jaguar Holding Company II, Term
Loan
428,865
3.500%,  (LIBOR 1M +
2.500%), 8/18/2022
b
428,492
JBS USA LUX SA, Term Loan
799,824
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
792,826
MPH Acquisition Holdings, LLC,
Term Loan
1,243,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,236,935
Ortho-Clinical Diagnostics SA,
Term Loan
1,305,337
3.398%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,285,105
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Plantronics, Inc., Term Loan
$ 365,250
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
$ 356,689
Precision Medicine Group, LLC,
Term Loan
65,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
65,000
475,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b,c
475,000
Sotera Health Holdings, LLC, Term
Loan
357,610
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
358,654
US Foods, Inc., Term Loan
243,091
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
239,197
Total 10,513,800
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
487,220
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b
486,232
Calpine Corporation, Term Loan
555,000
2.650%,  (LIBOR 1M +
2.500%), 12/16/2027
b
550,838
Energizer Holdings, Inc., Term
Loan
80,000
0.000%,  (LIBOR 3M +
2.250%), 12/16/2027
b,d,e
79,850
55,000
0.000%,  (LIBOR 1M +
2.250%), 12/16/2027
b,d,e
54,897
Lealand Finance Company BV,
Term Loan
119,968
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
77,679
Lummus Technology Holdings V,
LLC, Term Loan
483,788
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
483,584
Total 1,733,080
Financials (0.1%)
Asurion, LLC, Term Loan
615,000
0.000%,  (LIBOR 1M +
3.250%), 12/18/2026
b,d,e
608,051
Avolon TLB Borrower 1 US, LLC,
Term Loan
310,410
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
307,889
Blackstone CQP Holdco, LP, Term
Loan
709,200
3.736%,  (LIBOR 3M +
3.500%), 9/30/2024
b
706,540
BPR Nimbus, LLC, Term Loan
369,122
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
347,691
Delos Finance SARL, Term Loan
305,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
304,491

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Financials (0.1%) - continued
INEOS U.S. Finance, LLC, Term
Loan
$ 243,120
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
$ 240,149
Level 3 Financing, Inc., Term Loan
680,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
667,957
MoneyGram International, Inc.,
Term Loan
399,004
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
398,904
Newco Financing Partnership,
Term Loan
462,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
462,731
Northriver Midstream Finance, LP,
Term Loan
547,992
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
b
538,326
Tronox Finance, LLC, Term Loan
251,274
3.197%,  (LIBOR 1M +
3.000%), 9/22/2024
b
249,674
UPC Financing Partnership, Term
Loan
462,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
462,731
Total 5,295,134
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
474,428
3.714%,  (LIBOR 3M +
3.500%), 8/21/2026
b
455,787
Prime Security Services Borrower,
LLC, Term Loan
1,342,781
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
1,346,138
Rackspace Technology Global,
Inc., Term Loan
1,304,088
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,301,154
SS&C Technologies, Inc., Term
Loan
381,868
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
376,522
298,223
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
294,048
214,970
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
212,311
Zayo Group Holdings, Inc., Term
Loan
872,974
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
866,426
Total 4,852,386
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
442,775
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
449,023
Genesee & Wyoming, Inc., Term
Loan
605,425
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
603,627
Principal
Amount Bank Loans (0.8%)
a
Value
Transportation (<0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 348,192
SkyMiles IP, Ltd., Term Loan
130,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
134,594
United Airlines, Inc., Term Loan
227,635
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
222,513
Total 1,757,949
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
106,210
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
105,900
Core and Main, LP, Term Loan
619,700
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
616,087
EnergySolutions, LLC, Term Loan
316,875
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
311,197
Exgen Renewables IV, LLC, Term
Loan
575,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
574,137
Pacific Gas and Electric Company,
Term Loan
756,200
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
b
763,951
Talen Energy Supply, LLC, Term
Loan
247,950
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
243,197
Total 2,614,469
Total Bank Loans
(cost $59,229,511) 59,262,683
Shares
Registered Investment
Companies ( 47.3% ) Value
Unaffiliated  (0.7%)
22,641 Health Care Select Sector SPDR
Fund
g
2,568,395
209,950 Invesco Senior Loan ETF 4,677,686
15,049 ProShares Ultra S&P 500
g
1,374,726
98,954 SPDR S&P 500 ETF Trust 36,996,922
12,835 SPDR S&P Biotech ETF
g
1,806,911
17,030 SPDR S&P Oil & Gas Exploration
ETF
g
996,255
48,136 SPDR S&P Regional Banking ETF 2,500,665
Total 50,921,560
Affiliated  (46.6%)
9,051,411 Thrivent Core Emerging Markets
Debt Fund 93,863,130
6,068,384 Thrivent Core Emerging Markets
Equity Fund 71,546,242
14,375,748 Thrivent Core International Equity
Fund 141,026,085

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (47.3%) Value
Affiliated  (46.6%)- continued
28,704,264 Thrivent Core Low Volatility Equity
Fund $ 361,673,726
33,286,811 Thrivent Global Stock Portfolio 471,051,649
13,569,734 Thrivent High Yield Portfolio 63,325,880
17,642,097 Thrivent Income Portfolio 201,882,049
54,722,469 Thrivent International Allocation
Portfolio 554,546,555
3,371,833 Thrivent International Index
Portfolio 42,672,233
26,680,566 Thrivent Large Cap Value Portfolio 511,765,276
10,403,719 Thrivent Limited Maturity Bond
Portfolio 105,124,379
25,857,777 Thrivent Mid Cap Stock Portfolio 586,630,221
6,600,208 Thrivent Small Cap Stock Portfolio 138,118,590
Total 3,343,226,015
Total Registered Investment
Companies (cost $2,715,091,675) 3,394,147,575
Shares Common Stock ( 33.0% ) Value
Communications Services (2.1%)
97,635 Activision Blizzard, Inc. 9,065,410
25,471 Alphabet, Inc., Class A
h
44,641,493
1,585 Alphabet, Inc., Class C
h
2,776,730
31,005 ANGI Homeservices, Inc.
h
409,111
26,914 AT&T, Inc. 774,047
2,985 Charter Communications, Inc.
h
1,974,727
24,327 Cinemark Holdings, Inc.
g
423,533
13,614 Comcast Corporation 713,373
5,763 Consolidated Communications
Holdings, Inc.
h
28,181
6,590 Discovery, Inc., Class A
g,h
198,293
4,901 DISH Network Corporation
h
158,498
10,441 EchoStar Corporation
h
221,245
77,548 Facebook, Inc.
h
21,183,012
19,874 Gannett Company, Inc.
h
66,777
6,302 Hemisphere Media Group, Inc.
h
65,289
35,565 Interpublic Group of Companies,
Inc. 836,489
219,320 Live Nation Entertainment, Inc.
h
16,115,634
8,130 Match Group, Inc.
h
1,229,175
9,239 Meredith Corporation 177,389
12,338 News Corporation 219,246
6,027 Omnicom Group, Inc. 375,904
118,400 ORBCOMM, Inc.
h
878,528
242,658 QuinStreet, Inc.
h
5,202,587
20,188 RingCentral, Inc.
h
7,650,646
7,652 Scholastic Corporation 191,300
16,397 Take-Two Interactive Software,
Inc.
h
3,407,133
210,608 Twitter, Inc.
h
11,404,423
282,794 Uber Technologies, Inc.
h
14,422,494
9,975 Verizon Communications, Inc. 586,031
15,367 Walt Disney Company
h
2,784,193
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
62,404
1,817 Zillow Group, Inc.
h
247,003
Total 148,490,298
Consumer Discretionary (4.8%)
4,903 Aaron's Company, Inc.
h
92,961
16,369 Adient plc
h
569,150
25,604 Amazon.com, Inc.
h
83,390,436
Shares Common Stock (33.0%) Value
Consumer Discretionary (4.8%) - continued
17,396 American Eagle Outfitters, Inc.
g
$ 349,138
580 American Public Education, Inc.
h
17,678
122,312 Aptiv plc 15,936,030
15,717 At Home Group, Inc.
h
242,985
7,394 AutoNation, Inc.
h
516,027
584 AutoZone, Inc.
h
692,297
1,620 Beazer Homes USA, Inc.
h
24,543
31,083 Bed Bath & Beyond, Inc.
g
552,034
12,598 BJ's Restaurants, Inc.
h
484,897
5,748 Booking Holdings, Inc.
h
12,802,348
50,177 Bright Horizons Family Solutions,
Inc.
h
8,680,119
5,541 Brinker International, Inc. 313,454
3,260 Brunswick Corporation 248,542
20,759 Burlington Stores, Inc.
h
5,429,516
12,271 Caesars Entertainment, Inc.
h
911,367
2,995 Camping World Holdings, Inc. 78,020
15,617 Carnival Corporation 338,264
347 Cavco Industries, Inc.
h
60,881
81,292 Cedar Fair, LP 3,198,027
6,423 Century Casinos, Inc.
h
41,043
7,784 Century Communities, Inc.
h
340,784
28,606 Chegg, Inc.
h
2,583,980
46,821 Chewy, Inc.
g,h
4,208,740
149,915 Chico's FAS, Inc. 238,365
2,904 Children's Place, Inc.
g,h
145,490
12,070 Chipotle Mexican Grill, Inc.
h
16,737,590
3,532 Choice Hotels International, Inc. 376,970
1,675 Churchill Downs, Inc. 326,273
237,285 Cooper-Standard Holdings, Inc.
h
8,226,671
7,445 Cracker Barrel Old Country Store,
Inc. 982,144
44,348 Crocs, Inc.
h
2,778,846
24,549 Culp, Inc. 389,593
2,211 D.R. Horton, Inc. 152,382
12,027 Dana, Inc. 234,767
8,764 Darden Restaurants, Inc. 1,043,968
5,496 Dave & Buster's Entertainment,
Inc. 164,990
3,649 Deckers Outdoor Corporation
h
1,046,460
366 Del Taco Restaurants, Inc.
h
3,316
14,865 Denny's Corporation
h
218,218
25,365 Designer Brands, Inc. 194,042
15,338 Dick's Sporting Goods, Inc. 862,149
5,738 Dine Brands Global, Inc. 332,804
13,543 Domino's Pizza, Inc. 5,193,199
5,090 Dorman Products, Inc.
h
441,914
323,412 Duluth Holdings, Inc.
h
3,415,231
2,990 eBay, Inc. 150,247
36,952 Emerald Holding, Inc. 200,280
10,694 Ethan Allen Interiors, Inc. 216,126
22,874 Etsy, Inc.
h
4,069,513
1,322 Expedia Group, Inc. 175,033
18,798 Express, Inc.
h
17,106
12,085 Extended Stay America, Inc. 178,979
41,539 Five Below, Inc.
h
7,268,494
10,297 Foot Locker, Inc. 416,411
1,733 Fox Factory Holding Corporation
h
183,195
61,751 Gap, Inc. 1,246,753
9,809 Genuine Parts Company 985,118
50,170 Goodyear Tire & Rubber Company 547,355
6,135 Grand Canyon Education, Inc.
h
571,230
4,797 Groupon, Inc.
g,h
182,262
16,306 H&R Block, Inc. 258,613
49,093 Hanesbrands, Inc. 715,776

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Consumer Discretionary (4.8%) - continued
14,127 Harley-Davidson, Inc. $ 518,461
4,746 Helen of Troy, Ltd.
h
1,054,514
57,014 Home Depot, Inc. 15,144,059
2,762 Hovnanian Enterprises, Inc.
h
90,759
8,243 Jack in the Box, Inc. 764,950
16,665 KB Home 558,611
26,638 Knoll, Inc. 391,046
39,627 Kohl's Corporation 1,612,423
32,577 L Brands, Inc. 1,211,539
20,824 Lear Corporation 3,311,641
73,546 Leggett & Platt, Inc. 3,258,088
2,007 Libbey, Inc.
h
6,021
24,043 Lithia Motors, Inc. 7,036,665
9,450 Lowe's Companies, Inc. 1,516,819
1,049 Lululemon Athletica, Inc.
h
365,083
3,885 Madison Square Garden Sports
Corporation
h
715,229
11,634 Marcus Corporation 156,826
1,628 Marriott International, Inc. 214,766
2,508 Marriott Vacations Worldwide
Corporation 344,148
32,867 Mattel, Inc.
h
573,529
9,829 McDonald's Corporation 2,109,107
7,606 Meritage Homes Corporation
h
629,929
14,977 Michaels Companies, Inc.
g,h
194,851
74,885 Miller Industries, Inc. 2,847,128
1,817 Mohawk Industries, Inc.
h
256,106
969 Netflix, Inc.
h
523,967
620 NIKE, Inc. 87,711
41,377 Nordstrom, Inc.
g
1,291,376
26,444 Norwegian Cruise Line Holdings,
Ltd.
g,h
672,471
1,442 NVR, Inc.
h
5,883,158
44,355 Ollie's Bargain Outlet Holdings,
Inc.
h
3,626,908
6,568 Overstock.com, Inc.
g,h
315,067
55,495 Park Hotels & Resorts, Inc. 951,739
20,262 Penn National Gaming, Inc.
h
1,750,029
136,530 Planet Fitness, Inc.
h
10,598,824
177,781 Playa Hotels and Resorts NV
h
1,057,797
5,824 Polaris, Inc. 554,911
4,675 Pool Corporation 1,741,438
24,382 PulteGroup, Inc. 1,051,352
6,364 Purple Innovation, Inc.
h
209,630
1,676 PVH Corporation 157,360
38,189 Qurate Retail, Inc. 418,933
101,370 Red Rock Resorts, Inc. 2,538,305
628 RH
h
281,043
1,431 Royal Caribbean Cruises, Ltd. 106,881
33,561 Ruth's Hospitality Group, Inc. 595,037
6,671 Scientific Games Corporation
h
276,780
16,792 Six Flags Entertainment
Corporation 572,607
92,551 Skyline Corporation
h
2,863,528
27,731 Sleep Number Corporation
h
2,270,060
2,963 Sony Corporation ADR 299,559
21,934 Standard Motor Products, Inc. 887,450
105,151 Stoneridge, Inc.
h
3,178,715
961 Strategic Education, Inc. 91,612
68,929 Taylor Morrison Home Corporation
h
1,768,029
19,044 Tenneco, Inc.
h
201,866
29,907 Tesla, Inc.
h
21,104,473
85,915 Texas Roadhouse, Inc. 6,715,116
19,023 Thor Industries, Inc. 1,768,949
39,385 Toll Brothers, Inc. 1,712,066
Shares Common Stock (33.0%) Value
Consumer Discretionary (4.8%) - continued
16,074 TopBuild Corporation
h
$ 2,958,902
16,807 Tri Pointe Homes, Inc.
h
289,921
1,316 Tupperware Brands Corporation
h
42,625
17,000 Ulta Beauty, Inc.
h
4,881,720
4,923 Vail Resorts, Inc. 1,373,320
601 Wayfair, Inc.
h
135,712
1,737 Whirlpool Corporation 313,511
8,224 Williams-Sonoma, Inc. 837,532
39,737 Wingstop, Inc. 5,267,139
106 Winmark Corporation 19,695
4,647 Wyndham Destinations, Inc. 208,464
3,970 YETI Holdings, Inc.
h
271,826
7,065 Yum! Brands, Inc. 766,976
75,466 Zumiez, Inc.
h
2,775,639
Total 346,141,161
Consumer Staples (0.8%)
912 Beyond Meat, Inc.
g,h
114,000
135,061 BJ's Wholesale Club Holdings,
Inc.
h
5,035,074
902 Boston Beer Company, Inc.
h
896,850
31,874 Casey's General Stores, Inc. 5,693,334
15,501 Celsius Holdings, Inc.
h
779,855
220 Church & Dwight Company, Inc. 19,191
28,133 Colgate-Palmolive Company 2,405,653
8,227 Costco Wholesale Corporation 3,099,769
315,134 Cott Corporation 4,941,301
72,823 Coty, Inc. 511,217
27,733 Darling Ingredients, Inc.
h
1,599,639
180,058 e.l.f. Beauty, Inc.
h
4,535,661
4,854 Edgewell Personal Care Company 167,851
6,997 Flowers Foods, Inc. 158,342
15,631 Hain Celestial Group, Inc.
h
627,585
385 Herbalife Nutrition, Ltd.
h
18,499
4,242 Ingredion, Inc. 333,718
21,109 John B. Sanfilippo & Son, Inc. 1,664,656
940 Kimberly-Clark Corporation 126,740
47,435 Lamb Weston Holdings, Inc. 3,735,032
896 Lancaster Colony Corporation 164,622
9,110 McCormick & Company, Inc. 870,916
1,870 Medifast, Inc. 367,156
39,167 Monster Beverage Corporation
h
3,622,164
34,312 NewAge, Inc.
g,h
90,241
2,464 Nu Skin Enterprises, Inc. 134,608
1,728 PepsiCo, Inc. 256,262
6,870 Performance Food Group
Company
h
327,081
10,002 Philip Morris International, Inc. 828,066
13,671 Procter & Gamble Company 1,902,183
6,322 Seneca Foods Corporation
h
252,248
2,457 Spectrum Brands Holdings, Inc. 194,054
14,563 Sprouts Farmers Markets, Inc.
h
292,716
1,823 Tootsie Roll Industries, Inc. 54,143
228,294 Turning Point Brands, Inc. 10,172,781
9,223 US Foods Holding Corporation
h
307,218
5,197 Utz Brands, Inc. 114,646
6,450 Vector Group, Ltd. 75,143
4,368 Wal-Mart Stores, Inc. 629,647
921 WD-40 Company 244,691
Total 57,364,553
Energy (0.4%)
3,247 Abraxas Petroleum Corporation
h
7,436
43,024 Antero Midstream Corporation 331,715

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Energy (0.4%) - continued
28,608 Apache Corporation $ 405,948
86,232 Archrock, Inc. 746,769
7,460 BP plc ADR 153,079
65,811 Centennial Resource
Development, Inc.
h
98,717
33,207 ChampionX Corporation
h
508,067
8,541 Chevron Corporation 721,287
55,940 Cimarex Energy Company 2,098,309
21,660 CNX Resources Corporation
h
233,928
25,091 Continental Resources, Inc.
g
408,983
46,947 Core Laboratories NV
g
1,244,565
13,505 Delek US Holdings, Inc. 217,025
183,738 Devon Energy Corporation 2,904,898
44,661 Diamondback Energy, Inc. 2,161,592
75,612 EnLink Midstream, LLC
h
280,521
5,205 Enterprise Products Partners, LP 101,966
17,017 EOG Resources, Inc. 848,638
87,756 EQT Corporation 1,115,379
57,274 Equitrans Midstream Corporation 460,483
5,593 Evolution Petroleum Corporation 15,940
41,375 Exterran Corporation
h
182,878
9,586 Exxon Mobil Corporation 395,135
54,606 Frank's International NV
h
149,620
63,400 Gran Tierra Energy, Inc.
g,h
23,065
4,220 Halliburton Company 79,758
223,153 Helmerich & Payne, Inc. 5,168,224
1,212 Hess Midstream, LP 23,719
25,095 HollyFrontier Corporation 648,706
26,016 Liberty Oilfield Services, Inc. 268,225
110,209 Marathon Oil Corporation 735,094
4,095 Marathon Petroleum Corporation 169,369
52,642 McDermott International, Inc.
h
42,640
4,601 NexTier Oilfield Solutions, Inc.
h
15,827
239,072 Nine Energy Service, Inc.
h
650,276
19,291 Occidental Petroleum Corporation 333,927
48,788 Oceaneering International, Inc.
h
387,865
93,428 Patterson-UTI Energy, Inc. 491,431
44,598 PBF Energy, Inc. 316,646
2,828 PDC Energy, Inc.
h
58,059
1,591 Pioneer Natural Resources
Company 181,199
35,829 Plains GP Holdings, LP
h
302,755
18,127 ProPetro Holding Corporation
h
133,959
31,983 Range Resources Corporation
h
214,286
15,022 RPC, Inc.
h
47,319
29,339 Schlumberger, Ltd. 640,470
68,867 Southwestern Energy Company
h
205,224
66,646 Talos Energy, Inc.
h
549,163
33,427 Targa Resources Corporation 881,804
127,791 TechnipFMC plc 1,201,235
2,244 Valero Energy Corporation 126,943
199,895 WPX Energy, Inc.
h
1,629,144
Total 31,319,210
Financials (3.8%)
546 1st Source Corporation 22,004
4,116 Aflac, Inc. 183,038
31,289 AG Mortgage Investment Trust,
Inc. 92,303
100,118 Air Lease Corporation 4,447,242
5,041 Alleghany Corporation 3,043,201
8,766 Ally Financial, Inc. 312,596
87,946 American Express Company 10,633,551
60,364 American Financial Group, Inc. 5,289,094
3,499 Ameriprise Financial, Inc. 679,961
Shares Common Stock (33.0%) Value
Financials (3.8%) - continued
55,413 Ameris Bancorp $ 2,109,573
3,982 Aon plc 841,277
56,391 Apollo Commercial Real Estate
Finance, Inc. 629,887
52,646 Arch Capital Group, Ltd.
h
1,898,941
7,028 Argo Group International Holdings,
Ltd. 307,124
44,969 Arthur J. Gallagher & Company 5,563,115
18,365 Artisan Partners Asset
Management, Inc. 924,494
94,836 Associated Banc-Corp 1,616,954
141,721 Assured Guaranty, Ltd. 4,462,794
15,592 Bancorp, Inc.
h
212,831
26,584 Bank of America Corporation 805,761
5,278 Bank of Marin Bancorp 181,246
73,644 Bank of N.T. Butterfield & Son, Ltd. 2,294,747
24,740 BankFinancial Corporation 217,217
31,056 Banner Corporation 1,446,899
8,987 Berkshire Hathaway, Inc.
h
2,083,816
80,281 Berkshire Hills Bancorp, Inc. 1,374,411
4,164 BlackRock, Inc. 3,004,493
11,416 Blackstone Mortgage Trust, Inc. 314,282
1,423 BOK Financial Corporation 97,447
189,030 Boston Private Financial Holdings,
Inc. 1,597,303
4,076 Bridge Bancorp, Inc. 98,558
186,705 Bridgewater Bancshares, Inc.
h
2,331,945
15,659 Brighthouse Financial, Inc.
h
566,934
64,559 BrightSphere Investment Group 1,244,697
41,260 Brookline Bancorp, Inc. 496,770
9,472 Brown & Brown, Inc. 449,067
10,993 Byline Bancorp, Inc. 169,842
3,817 Capital One Financial Corporation 377,310
215 Cboe Global Markets, Inc. 20,021
36,150 Central Pacific Financial
Corporation 687,211
253,079 Charles Schwab Corporation 13,423,310
2,504 Chubb, Ltd. 385,416
6,205 Cincinnati Financial Corporation 542,131
23,156 Citigroup, Inc. 1,427,799
14,933 Citizens Financial Group, Inc. 534,004
8,904 CME Group, Inc. 1,620,973
130,977 Columbia Banking System, Inc. 4,702,074
1,474 Comerica, Inc. 82,338
3,864 Commerce Bancshares, Inc. 253,865
33,980 Community Trust Bancorp, Inc. 1,258,959
3,558 Cullen/Frost Bankers, Inc. 310,364
1,534 Customers Bancorp, Inc.
h
27,888
1,147 Diamond Hill Investment Group,
Inc. 171,213
2,392 Discover Financial Services 216,548
13,091 East West Bancorp, Inc. 663,845
10,551 Ellington Residential Mortgage
REIT 137,585
1,867 Encore Capital Group, Inc.
h
72,720
10,054 Enterprise Financial Services
Corporation 351,387
55,117 Essent Group, Ltd. 2,381,054
42,145 Evercore, Inc. 4,620,778
607,167 Everi Holdings, Inc.
h
8,384,976
88,457 F.N.B. Corporation 840,341
6,337 FactSet Research Systems, Inc. 2,107,052
7,824 FBL Financial Group, Inc. 410,838
2,397 Federal Agricultural Mortgage
Corporation 177,977

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Financials (3.8%) - continued
27,658 Financial Institutions, Inc. $ 622,305
2,539 First American Financial
Corporation 131,089
42,231 First Bancorp/Puerto Rico 389,370
2,858 First Bancorp/Southern Pines NC 96,686
48,475 First Busey Corporation 1,044,636
72,792 First Financial Bancorp 1,276,044
18,822 First Financial Corporation 731,235
24,124 First Horizon Corporation 307,822
1,557 First Mid-Illinois Bancshares, Inc. 52,409
55,980 First Midwest Bancorp, Inc. 891,202
3,956 First of Long Island Corporation 70,615
48,693 Flagstar Bancorp, Inc. 1,984,727
4,083 Flushing Financial Corporation 67,941
191,611 Fulton Financial Corporation 2,437,292
34,367 Glacier Bancorp, Inc. 1,581,226
398 Goldman Sachs Group, Inc. 104,957
47,928 Granite Point Mortgage Trust, Inc. 478,801
37,186 Great Southern Bancorp, Inc. 1,818,395
34,844 Great Western Bancorp, Inc. 728,240
37,773 Hamilton Lane, Inc. 2,948,183
103,243 Hancock Whitney Corporation 3,512,327
17,511 Hanmi Financial Corporation 198,575
28,910 Hanover Insurance Group, Inc. 3,380,157
139,381 Heartland Financial USA, Inc. 5,626,811
286,120 Heritage Commerce Corporation 2,537,884
32,713 Hometrust Bancshares, Inc. 631,688
158,415 Hope Bancorp, Inc. 1,728,308
43,756 Horizon Bancorp, Inc. 693,970
3,303 Houlihan Lokey, Inc. 222,061
41,120 Independent Bank Corporation 759,486
11,731 Interactive Brokers Group, Inc. 714,653
2,903 International Bancshares
Corporation 108,688
14,853 J.P. Morgan Chase & Company 1,887,371
48,372 James River Group Holdings, Ltd. 2,377,484
9,589 Janus Henderson Group plc 311,738
45,405 Kemper Corporation 3,488,466
14,630 KeyCorp 240,078
30,802 Kinsale Capital Group, Inc. 6,164,404
31,475 Ladder Capital Corporation 307,825
14,858 Lakeland Bancorp, Inc. 188,697
20,178 Lincoln National Corporation 1,015,155
9,227 Loews Corporation 415,400
280 Markel Corporation
h
289,324
640 MarketAxess Holdings, Inc. 365,158
4,115 Marsh & McLennan Companies,
Inc. 481,455
143 Megalith Financial Acquisition
Corporation
h
2,008
8,933 Mercantile Bank Corporation 242,710
36,217 Meridian Bancorp, Inc. 539,995
3,581 MetLife, Inc. 168,128
12,750 Midland States Bancorp, Inc. 227,842
47,502 MidWestOne Financial Group, Inc. 1,163,799
3,122 Moody's Corporation 906,129
5,713 Morgan Stanley 391,512
948 Morningstar, Inc. 219,528
22,476 Mr. Cooper Group, Inc.
h
697,430
12,432 MSCI, Inc. 5,551,261
3,250 Nasdaq, Inc. 431,405
577 National Western Life Group, Inc. 119,116
1,098 NBT Bancorp, Inc. 35,246
57,002 New York Community Bancorp,
Inc. 601,371
Shares Common Stock (33.0%) Value
Financials (3.8%) - continued
14,093 Northern Trust Corporation $ 1,312,622
12,825 OFG Bancorp 237,775
10,837 Old National Bancorp 179,461
21,799 Old Second Bancorp, Inc. 220,170
64,406 PacWest Bancorp 1,635,912
1,734 Peapack-Gladstone Financial
Corporation 39,466
7,641 Peoples Bancorp, Inc. 206,995
98,790 People's United Financial, Inc. 1,277,355
90,443 Popular, Inc. 5,093,750
49,617 Premier Financial Corporation 1,141,191
31,884 Primerica, Inc. 4,270,224
5,139 PROG Holdings, Inc. 276,838
55,635 Prosight Global, Inc.
h
713,797
3,780 Prosperity Bancshares, Inc. 262,181
28,939 QCR Holdings, Inc. 1,145,695
69,051 Radian Group, Inc. 1,398,283
10,529 Raymond James Financial, Inc. 1,007,309
55,915 Redwood Trust, Inc. 490,934
27,963 Reinsurance Group of America,
Inc. 3,240,912
1,048 RLI Corporation 109,149
31,892 S&P Global, Inc. 10,483,857
3,749 Safety Insurance Group, Inc. 292,047
92,834 Santander Consumer USA
Holdings, Inc. 2,044,205
175,660 Seacoast Banking Corporation of
Florida
h
5,173,187
44,833 SEI Investments Company 2,576,552
23,582 Selective Insurance Group, Inc. 1,579,522
9,816 Signature Bank 1,328,007
45,215 Simmons First National
Corporation 976,192
15,656 SLM Corporation 193,978
4,950 Southside Bancshares, Inc. 153,598
62,885 Starwood Property Trust, Inc. 1,213,680
9,603 Sterling Bancorp 172,662
5,809 Stifel Financial Corporation 293,122
9,696 SVB Financial Group
h
3,760,400
140,651 Synovus Financial Corporation 4,552,873
21,031 T. Rowe Price Group, Inc. 3,183,883
9,468 Territorial Bancorp, Inc. 227,516
28,693 TMX Group, Ltd. 2,865,919
418 Tompkins Financial Corporation 29,511
493 Torchmark Corporation 46,815
6,395 Towne Bank 150,155
36,053 TPG RE Finance Trust, Inc. 382,883
18,227 TriCo Bancshares 643,049
108,812 Triumph Bancorp, Inc.
h
5,282,823
4,568 Truist Financial Corporation 218,944
61,048 TrustCo Bank Corporation 407,190
8,131 Trustmark Corporation 222,058
41,388 Two Harbors Investment
Corporation 263,642
27,718 Umpqua Holdings Corporation 419,651
31,618 United Bankshares, Inc. 1,024,423
3,138 Univest Financial Corporation 64,580
16,912 Unum Group 387,961
72,335 Valley National Bancorp 705,266
3,661 Walker & Dunlop, Inc. 336,885
10,865 Washington Trust Bancorp, Inc. 486,752
19,198 Webster Financial Corporation 809,196
75,912 Wells Fargo & Company 2,291,024
13,168 WesBanco, Inc. 394,513
232,623 Western Alliance Bancorp 13,945,749

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Financials (3.8%) - continued
72,776 Western Asset Mortgage Capital
Corporation $ 237,250
1,387 Westwood Holdings Group, Inc. 20,111
36,155 Wintrust Financial Corporation 2,208,709
22,294 Zions Bancorporations NA 968,451
514 Zurich Insurance Group AG 216,611
Total 272,438,631
Health Care (5.0%)
23,147 Abbott Laboratories 2,534,365
7,160 AbbVie, Inc. 767,194
4,579 Acadia Healthcare Company, Inc.
h
230,141
168,752 ACADIA Pharmaceuticals, Inc.
h
9,021,482
2,635 Acceleron Pharma, Inc.
h
337,122
40,842 ADMA Biologics, Inc.
h
79,642
15,270 Adverum Biotechnologies, Inc.
h
165,527
17,151 Agile Therapeutics, Inc.
g,h
49,223
75,059 Agios Pharmaceuticals, Inc.
h
3,252,306
23,747 Akebia Therapeutics, Inc.
h
66,492
993 Alexion Pharmaceuticals, Inc.
h
155,146
506 Align Technology, Inc.
h
270,396
1,348 Allakos, Inc.
h
188,720
9,299 Altimmune, Inc.
g,h
104,893
7,011 AmerisourceBergen Corporation 685,395
37,309 Amgen, Inc. 8,578,085
55,462 AMN Healthcare Services, Inc.
h
3,785,281
16,674 AnaptysBio, Inc.
h
358,491
3,204 Anavex Life Sciences
Corporation
g,h
17,302
652 ANI Pharmaceuticals, Inc.
h
18,934
791 Anthem, Inc. 253,982
379,370 Ardelyx, Inc.
h
2,454,524
17,382 Arena Pharmaceuticals, Inc.
h
1,335,459
20,109 Argenx SE ADR
h
5,913,856
15,506 Arrowhead Research Corporation
h
1,189,775
18,662 Atara Biotherapeutics, Inc.
h
366,335
473 Atrion Corporation 303,780
3,008 AVROBIO, Inc.
h
41,932
75,301 Axonics Modulation Technologies,
Inc.
g,h
3,759,026
3,896 Becton, Dickinson and Company 974,857
637 Biogen, Inc.
h
155,976
73,084 Biohaven Pharmaceutical Holding
Company, Ltd.
h
6,264,030
1,129 Bio-Rad Laboratories, Inc.
h
658,139
32,525 Bio-Techne Corporation 10,328,314
4,784 BioXcel Therapeutics, Inc.
h
221,021
6,184 Bluebird Bio, Inc.
h
267,582
4,200 Bruker Corporation 227,346
8,042 Cantel Medical Corporation 634,192
4,609 Capricor Therapeutics, Inc.
h
15,809
95,475 Catalent, Inc.
h
9,936,083
3,441 Centene Corporation
h
206,563
75,847 Cerner Corporation 5,952,473
10,635 Charles River Laboratories
International, Inc.
h
2,657,261
3,515 Chemed Corporation 1,872,124
1,427 Cigna Holding Company 297,073
19,325 CryoLife, Inc.
h
456,263
2,533 CVS Health Corporation 173,004
18,582 CytomX Therapeutics, Inc.
h
121,712
5,182 Danaher Corporation 1,151,129
2,800 Deciphera Pharmaceuticals, Inc.
h
159,796
35,285 Dexcom, Inc.
h
13,045,570
Shares Common Stock (33.0%) Value
Health Care (5.0%) - continued
10,975 Dynavax Technologies
Corporation
g,h
$ 48,839
7,907 Editas Medicine, Inc.
g,h
554,360
87,767 Edwards Lifesciences Corporation
h
8,006,983
11,152 Envista Holdings Corporation
h
376,157
1,542 Fulcrum Therapeutics, Inc.
h
18,057
3,680 GlaxoSmithKline plc ADR 135,424
29,296 Global Blood Therapeutics, Inc.
h
1,268,810
68,626 GoodRx Holdings, Inc.
g,h
2,768,373
85,558 Guardant Health, Inc.
h
11,026,715
5,682 Haemonetics Corporation
h
674,737
163,708 Halozyme Therapeutics, Inc.
h
6,991,969
1,379 HCA Healthcare, Inc. 226,790
6,991 HealthEquity, Inc.
h
487,343
695 HealthStream, Inc.
h
15,179
16,792 Hill-Rom Holdings, Inc. 1,645,112
18,750 Humana, Inc. 7,692,562
130 ICU Medical, Inc.
h
27,884
13,430 ImmunoGen, Inc.
h
86,623
9,367 Immunovant, Inc.
h
432,662
29,376 Inovio Pharmaceuticals, Inc.
g,h
259,978
7,581 Insmed, Inc.
h
252,371
31,610 Inspire Medical Systems, Inc.
h
5,945,525
22,626 Insulet Corporation
h
5,783,884
3,988 Integra LifeSciences Holdings
Corporation
h
258,901
14,664 Intuitive Surgical, Inc.
h
11,996,618
16,407 Invitae Corporation
h
685,977
9,667 Iovance Biotherapeutics, Inc.
h
448,549
10,162 IQVIA Holding, Inc.
h
1,820,726
1,888 Jazz Pharmaceuticals, Inc.
h
311,614
32,388 Johnson & Johnson 5,097,223
14,185 Kura Oncology, Inc.
h
463,282
3,626 Laboratory Corporation of America
Holdings
h
738,072
88,132 LHC Group, Inc.
h
18,800,318
13,194 Ligand Pharmaceuticals, Inc.
g,h
1,312,143
10,294 MacroGenics, Inc.
h
235,321
27,447 Medtronic plc 3,215,142
6,122 Merck & Company, Inc. 500,780
6,859 Mersana Therapeutics, Inc.
h
182,518
6,514 Mesa Laboratories, Inc. 1,867,173
1,426 Mettler-Toledo International, Inc.
h
1,625,184
1,082 Mirati Therapeutics, Inc.
h
237,650
12,625 Molina Healthcare, Inc.
h
2,685,085
68,711 Natera, Inc.
h
6,838,119
18,826 National Healthcare Corporation 1,250,235
5,162 Neogen Corporation
h
409,347
49,665 Nevro Corporation
h
8,597,011
73,461 Novo Nordisk AS ADR 5,131,251
946 NuVasive, Inc.
h
53,288
4,979 Omnicell, Inc.
h
597,580
148,204 Optinose, Inc.
h
613,565
4,839 Orthifix Medical, Inc.
h
207,980
9,422 PerkinElmer, Inc. 1,352,057
40,925 PRA Health Sciences, Inc.
h
5,133,632
40,000 Pulmonx Corporation
h
2,760,800
4,544 Quest Diagnostics, Inc. 541,508
618 Quidel Corporation
h
111,024
10,116 Reata Pharmaceuticals, Inc.
h
1,250,540
27,409 Repligen Corporation
h
5,252,387
6,883 Replimune Group, Inc.
h
262,586
5,649 Revolution Medicines, Inc.
h
223,644
8,777 Sage Therapeutics, Inc.
h
759,298
10,863 Sarepta Therapeutics, Inc.
h
1,852,033

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Health Care (5.0%) - continued
83,450 Silk Road Medical, Inc.
h
$ 5,255,681
23,411 Spectrum Pharmaceuticals, Inc.
h
79,832
963 STERIS plc 182,527
35,976 Stryker Corporation 8,815,559
1,770 Surmodics, Inc.
h
77,030
70,113 Syneos Health, Inc.
h
4,776,799
3,288 Syros Pharmaceuticals, Inc.
h
35,675
147,046 Tactile Systems Technology, Inc.
h
6,608,247
303 TCR2 Therapeutics, Inc.
h
9,372
30,791 Teladoc Health, Inc.
g,h
6,156,968
21,446 Teleflex, Inc. 8,826,530
14,263 Tenet Healthcare Corporation
h
569,522
27,136 TherapeuticsMD, Inc.
g,h
32,835
27,121 Thermo Fisher Scientific, Inc. 12,632,419
39,049 Travere Therapeutics, Inc.
h
1,064,280
430 Tricida, Inc.
h
3,031
4,216 U.S. Physical Therapy, Inc. 506,974
5,430 United Therapeutics Corporation
h
824,220
11,852 UnitedHealth Group, Inc. 4,156,259
1,316 Universal Health Services, Inc. 180,950
104,799 VBI Vaccines, Inc.
g,h
288,197
52,629 Veeva Systems, Inc.
h
14,328,245
33,809 Vertex Pharmaceuticals, Inc.
h
7,990,419
3,321 Viking Therapeutics, Inc.
h
18,697
1,933 Waters Corporation
h
478,263
8,347 West Pharmaceutical Services,
Inc. 2,364,789
617 Zimmer Biomet Holdings, Inc. 95,074
90,081 Zoetis, Inc. 14,908,406
50,788 Zymeworks, Inc.
h
2,400,241
Total 356,134,662
Industrials (4.3%)
41,199 A.O. Smith Corporation 2,258,529
842 AAR Corporation 30,497
1,548 Acuity Brands, Inc. 187,447
1,763 Advanced Drainage Systems, Inc. 147,352
17,178 AECOM
h
855,121
10,303 Aegion Corporation
h
195,654
75,998 Aerojet Rocketdyne Holdings, Inc.
h
4,016,494
379 Alaska Air Group, Inc. 19,708
13,498 Allegion plc 1,570,897
179,431 Altra Industrial Motion Corporation 9,945,860
32,559 American Airlines Group, Inc.
g
513,455
36,621 AMETEK, Inc. 4,428,944
252,524 Arconic, Inc. 7,207,035
141,963 ASGN, Inc.
h
11,858,169
44,326 AZZ, Inc. 2,102,825
422 Boeing Company 90,333
5,543 Carlisle Companies, Inc. 865,706
6,339 Carrier Global Corporation 239,107
2,100 Caterpillar, Inc. 382,242
58,454 CBIZ, Inc.
h
1,555,461
82,850 Chart Industries, Inc.
h
9,758,902
3,621 Cintas Corporation 1,279,879
8,226 CRA International, Inc. 418,950
44,031 Crane Company 3,419,447
27,924 CSW Industrials, Inc. 3,124,975
1,730 CSX Corporation 156,998
5,701 Cummins, Inc. 1,294,697
77,761 Curtiss-Wright Corporation 9,047,492
4,912 Delta Air Lines, Inc. 197,512
6,846 Douglas Dynamics, Inc. 292,803
5,285 Dycom Industries, Inc.
h
399,123
11,633 Eaton Corporation plc 1,397,589
Shares Common Stock (33.0%) Value
Industrials (4.3%) - continued
23,960 EMCOR Group, Inc. $ 2,191,382
16,346 Emerson Electric Company 1,313,728
23,187 Encore Wire Corporation 1,404,437
4,376 Expeditors International of
Washington, Inc. 416,201
15,661 Fluor Corporation 250,106
37,625 Forrester Research, Inc.
h
1,576,488
94,135 Forward Air Corporation 7,233,333
16,445 Generac Holdings, Inc.
h
3,739,757
14,604 General Dynamics Corporation 2,173,367
17,264 Gorman-Rupp Company 560,217
1,609 Heico Corporation 213,032
60,682 Helios Technologies, Inc. 3,233,744
51,851 Honeywell International, Inc. 11,028,708
25,057 Hubbell, Inc. 3,928,687
6,108 ICF International, Inc. 454,008
40,709 IDEX Corporation 8,109,233
1,070 Illinois Tool Works, Inc. 218,152
783 JB Hunt Transport Services, Inc. 106,997
20,131 JetBlue Airways Corporation
h
292,705
7,096 Johnson Controls International plc 330,603
1,005 Kansas City Southern 205,151
849 L3Harris Technologies, Inc. 160,478
25,097 Landstar System, Inc. 3,379,562
13,218 Lennox International, Inc. 3,621,335
112,774 Lincoln Electric Holdings, Inc. 13,109,978
8,457 Linde Public Limited Company 2,228,504
22,292 Lockheed Martin Corporation 7,913,214
70,488 Manpower, Inc. 6,356,608
3,973 Masonite International
Corporation
h
390,705
94,535 Mercury Systems, Inc.
h
8,324,752
378,895 Meritor, Inc.
h
10,574,959
104,522 Middleby Corporation
h
13,474,976
15,085 MSC Industrial Direct Company,
Inc. 1,273,023
36,400 NAPCO Security Technologies,
Inc.
h
954,408
2,559 Nordson Corporation 514,231
25,929 Norfolk Southern Corporation 6,160,990
4,222 Nutrien, Ltd. 203,332
17,427 Old Dominion Freight Line, Inc. 3,401,402
1,528 Otis Worldwide Corporation 103,216
3,364 Parker-Hannifin Corporation 916,387
16,968 Quad/Graphics, Inc. 64,818
139,254 Raven Industries, Inc. 4,607,915
2,810 Raytheon Technologies
Corporation 200,943
103,308 Regal-Beloit Corporation 12,687,255
174,005 Ritchie Brothers Auctioneers, Inc. 12,102,048
6,069 Rockwell Automation, Inc. 1,522,166
96,302 Rush Enterprises, Inc. 3,988,829
6,445 Ryder System, Inc. 398,043
29,081 Saia, Inc.
h
5,257,845
21,022 Simpson Manufacturing Company,
Inc. 1,964,506
7,600 Snap-On, Inc. 1,300,664
6,909 Southwest Airlines Company 322,028
6,253 Spirit Airlines, Inc.
g,h
152,886
2,924 SPX FLOW, Inc.
h
169,475
45,430 Standex International Corporation 3,521,734
226,250 Summit Materials, Inc.
h
4,543,100
1,238 Sunrun, Inc.
h
85,892
4,108 Teledyne Technologies, Inc.
h
1,610,254
3,925 Tetra Tech, Inc. 454,437

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Industrials (4.3%) - continued
7,179 Thermon Group Holdings, Inc.
h
$ 112,208
3,723 Timken Company 288,011
222 Toro Company 21,054
73,339 Trex Company, Inc.
h
6,139,941
52,701 TriMas Corporation
h
1,669,041
3,117 U.S. Xpress Enterprises, Inc.
h
21,320
5,124 UniFirst Corporation 1,084,700
10,158 Union Pacific Corporation 2,115,099
6,705 United Airlines Holdings, Inc.
h
289,991
40,008 United Rentals, Inc.
h
9,278,255
27,972 Valmont Industries, Inc. 4,893,142
9,271 Verisk Analytics, Inc. 1,924,567
6,154 Waste Connections, Inc. 631,216
11,268 Watsco, Inc. 2,552,765
1,643 Watts Water Technologies, Inc. 199,953
37,754 WESCO International, Inc.
h
2,963,689
89,179 Willdan Group, Inc.
h
3,718,764
13,212 XPO Logistics, Inc.
h
1,574,870
6,180 Xylem, Inc. 629,062
Total 306,363,785
Information Technology (8.8%)
14,234 Accenture plc 3,718,063
50,924 Adobe, Inc.
h
25,468,111
3,584 ADTRAN, Inc. 52,936
51,324 Advanced Energy Industries, Inc.
h
4,976,888
106,887 Agilysys, Inc.
h
4,102,323
2,554 Akamai Technologies, Inc.
h
268,144
25,340 Alliance Data Systems Corporation 1,877,694
55,430 Amphenol Corporation 7,248,581
2,028 Analog Devices, Inc. 299,596
135,711 Anaplan, Inc.
h
9,750,835
5,428 ANSYS, Inc.
h
1,974,706
147 Anterix, Inc.
h
5,527
520,754 Apple, Inc. 69,098,848
8,588 Aspen Technology, Inc.
h
1,118,587
16,849 Atlassian Corporation plc
h
3,940,476
45,146 Avalara, Inc.
h
7,444,124
590 Avnet, Inc. 20,715
55,444 Bandwidth, Inc.
h
8,520,079
32,866 Benchmark Electronics, Inc. 887,711
158,467 BigCommerce Holdings, Inc.
g,h
10,165,658
65,253 Blackline, Inc.
h
8,703,445
4,262 Broadcom, Ltd. 1,866,117
10,595 Broadridge Financial Solutions,
Inc. 1,623,154
2,916 CACI International, Inc.
h
727,046
1,318 Cadence Design Systems, Inc.
h
179,815
44,925 CDK Global, Inc. 2,328,463
7,996 CDW Corporation 1,053,793
3,121 Ceridian HCM Holding, Inc.
h
332,574
196,109 Change Healthcare, Inc.
h
3,657,433
52,487 Ciena Corporation
h
2,773,938
13,237 Cisco Systems, Inc. 592,356
757 Clearfield, Inc.
h
18,713
33,413 Cognex Corporation 2,682,563
56,090 Computer Services, Inc. 3,331,746
5,671 Concentrix Corporation
h
559,728
24,099 Coupa Software, Inc.
h
8,167,392
15,714 Cree, Inc.
h
1,664,113
9,726 CTS Corporation 333,894
53,113 Descartes Systems Group, Inc.
h
3,106,048
27,554 DocuSign, Inc.
h
6,125,254
127,847 Dolby Laboratories, Inc. 12,417,779
4,503 Domo, Inc.
h
287,156
Shares Common Stock (33.0%) Value
Information Technology (8.8%) - continued
7,324 Dropbox, Inc.
h
$ 162,520
7,563 DSP Group, Inc.
h
125,470
80,538 Elastic NV
h
11,769,018
60,308 Endava plc ADR
h
4,628,639
4,056 Enphase Energy, Inc.
h
711,706
9,186 EPAM Systems, Inc.
h
3,291,803
13,428 ePlus, Inc.
h
1,180,993
60,566 Euronet Worldwide, Inc.
h
8,777,225
63,050 Eventbrite, Inc.
g,h
1,141,205
12,828 ExlService Holdings, Inc.
h
1,092,048
4,768 eXp World Holdings, Inc.
h
300,956
9,842 F5 Networks, Inc.
h
1,731,601
5,601 Fair Isaac Corporation
h
2,862,335
12,652 First Solar, Inc.
h
1,251,536
46,225 Five9, Inc.
h
8,061,640
72,364 FLIR Systems, Inc. 3,171,714
33,713 Global Payments, Inc. 7,262,454
6,878 Guidewire Software, Inc.
h
885,405
55,755 Health Catalyst, Inc.
g,h
2,427,015
13,834 II-VI, Inc.
h
1,050,831
6,952 InterDigital, Inc. 421,847
5,650 Intuit, Inc. 2,146,152
438 IPG Photonics Corporation
h
98,020
12,176 Jack Henry & Associates, Inc. 1,972,390
26,408 Juniper Networks, Inc. 594,444
6,971 Lam Research Corporation 3,292,194
125,931 Lattice Semiconductor
Corporation
h
5,770,158
15,198 Littelfuse, Inc. 3,870,323
92,312 Lumentum Holdings, Inc.
h
8,751,178
8,018 Manhattan Associates, Inc.
h
843,333
4,831 ManTech International Corporation 429,669
90,103 MasterCard, Inc. 32,161,365
3,287 MAXIMUS, Inc. 240,576
5,507 MaxLinear, Inc.
h
210,312
227,871 Medallia, Inc.
g,h
7,569,875
248,952 Microsoft Corporation 55,371,904
6,462 MicroStrategy, Inc.
h
2,510,810
61,291 MKS Instruments, Inc. 9,221,231
42,063 Monolithic Power Systems, Inc. 15,404,732
7,651 Motorola Solutions, Inc. 1,301,129
89,308 National Instruments Corporation 3,924,194
844 NetApp, Inc. 55,907
14,017 Nice, Ltd. ADR
g,h
3,974,380
31,736 Nova Measuring Instruments, Ltd.
h
2,240,562
18,198 Novanta, Inc.
h
2,151,368
90,060 Nuance Communications, Inc.
h
3,970,745
36,439 NVIDIA Corporation 19,028,446
13,429 Okta, Inc.
h
3,414,458
23,450 Oracle Corporation 1,516,980
17,435 Palo Alto Networks, Inc.
h
6,196,225
147 Paylocity Holding Corporation
h
30,269
120,110 PayPal Holdings, Inc.
h
28,129,762
32,225 Plexus Corporation
h
2,520,317
3,072 Progress Software Corporation 138,824
5,843 Proofpoint, Inc.
h
797,044
35,425 Q2 Holdings, Inc.
h
4,482,325
13,424 QAD, Inc. 848,128
17,579 Qorvo, Inc.
h
2,922,860
57,636 QUALCOMM, Inc. 8,780,268
1,275 Qualys, Inc.
h
155,384
28,186 Rogers Corporation
h
4,377,004
14,292 Sabre Corporation 171,790
67,951 SailPoint Technologies Holdings,
Inc.
h
3,617,711

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Information Technology (8.8%) - continued
70,614 Salesforce.com, Inc.
h
$ 15,713,733
200 Samsung Electronics Company,
Ltd. GDR 363,758
15,476 ScanSource, Inc.
h
408,257
9,463 Semtech Corporation
h
682,188
39,335 ServiceNow, Inc.
h
21,651,164
2,240 Shift4 Payments, Inc.
h
168,896
5,047 Shopify Inc.
h
5,712,952
15,293 Sierra Wireless Inc.
h
223,431
7,501 Silicon Laboratories, Inc.
h
955,177
3,198 Solaredge Technology, Ltd.
h
1,020,546
78,347 Square, Inc.
h
17,051,441
128,761 STMicroelectronics NV ADR
g
4,779,608
5,671 SYNNEX Corporation 461,846
8,306 Synopsys, Inc.
h
2,153,247
4,172 TE Connectivity, Ltd. 505,104
24,577 Texas Instruments, Inc. 4,033,823
492 Tyler Technologies, Inc.
h
214,768
7,634 VeriSign, Inc.
h
1,651,998
5,159 ViaSat, Inc.
h
168,441
9,731 Visa, Inc. 2,128,462
626 VMware, Inc.
g,h
87,803
93,890 Workiva, Inc.
h
8,602,202
3,224 Zendesk, Inc.
h
461,419
20,978 Zscaler, Inc.
h
4,189,516
Total 634,374,609
Materials (1.0%)
5,233 AdvanSix, Inc.
h
104,608
1,309 Air Products and Chemicals, Inc. 357,645
17,196 AptarGroup, Inc. 2,353,960
7,765 Avery Dennison Corporation 1,204,429
6,171 Axalta Coating Systems, Ltd.
h
176,182
966 Balchem Corporation 111,303
3,017 Ball Corporation 281,124
11,075 Cabot Corporation 497,046
4,217 Carpenter Technology Corporation 122,799
4,604 Celanese Corporation 598,244
6,283 CF Industries Holdings, Inc. 243,215
42,498 Chemours Company 1,053,525
42,389 Eastman Chemical Company 4,250,769
45,922 Ecolab, Inc. 9,935,684
239,216 Element Solutions, Inc. 4,241,300
57,670 Ferroglobe Representation &
Warranty Insurance Trust
c,h
6
6,053 FMC Corporation 695,671
1,616 FutureFuel Corporation 20,523
8,425 Ingevity Corporation
h
638,025
60,052 Innospec, Inc. 5,448,518
537,106 Ivanhoe Mines, Ltd.
h
2,894,608
31,085 Kaiser Aluminum Corporation 3,074,306
1,134 LyondellBasell Industries NV 103,942
18,960 Martin Marietta Materials, Inc. 5,384,071
12,687 Materion Corporation 808,416
15,389 Minerals Technologies, Inc. 955,965
41,669 Myers Industries, Inc. 865,882
22,187 Neenah, Inc. 1,227,385
9,781 Nucor Corporation 520,251
13,848 O-I Glass, Inc. 164,791
25,309 Olin Corporation 621,589
6,008 Olympic Steel, Inc. 80,087
4,150 PPG Industries, Inc. 598,513
29,216 Quaker Chemical Corporation 7,403,042
1,248 Reliance Steel & Aluminum
Company 149,448
Shares Common Stock (33.0%) Value
Materials (1.0%) - continued
5,597 RPM International, Inc. $ 508,096
24,265 Ryerson Holding Corporation
h
330,975
4,876 Scotts Miracle-Gro Company 971,007
13,740 Sensient Technologies Corporation 1,013,600
2,501 Sherwin-Williams Company 1,838,010
17,397 Steel Dynamics, Inc. 641,427
64,369 UFP Technologies, Inc.
h
2,999,595
31,526 United States Lime & Minerals, Inc. 3,593,964
8,818 United States Steel Corporation 147,878
55,202 W. R. Grace & Company 3,026,174
3,938 Worthington Industries, Inc. 202,177
Total 72,459,775
Real Estate (1.7%)
101,117 Agree Realty Corporation 6,732,370
822 Alexandria Real Estate Equities,
Inc. 146,497
104,267 American Campus Communities,
Inc. 4,459,500
41,374 American Tower Corporation 9,286,808
11,431 Apartment Income REIT
Corporation
h
439,065
11,431 Apartment Investment &
Management Company 60,356
19,942 Armada Hoffler Properties, Inc. 223,749
729 AvalonBay Communities, Inc. 116,953
1,277 Bluegreen Vacations Holding
Corporations 17,278
496 Bluerock Residential Growth REIT,
Inc. 6,284
36,869 Camden Property Trust 3,683,950
29,800 CareTrust REIT, Inc. 660,964
82,627 CBRE Group, Inc.
h
5,182,365
13,030 Cedar Realty Trust, Inc. 131,994
6,082 Centerspace 429,632
40,950 Colliers International Group, Inc. 3,649,873
7,297 Colony Credit Real Estate, Inc. 54,727
10,127 Columbia Property Trust, Inc. 145,221
12,471 Community Healthcare Trust, Inc. 587,509
11,629 Corepoint Lodging, Inc. 80,008
7,737 CoStar Group, Inc.
h
7,151,154
181,460 Cushman and Wakefield plc
h
2,691,052
945 Digital Realty Trust, Inc. 131,837
16,609 Douglas Emmett, Inc. 484,651
4,179 Duke Realty Corporation 167,035
14,147 EastGroup Properties, Inc. 1,953,135
24,793 EPR Properties 805,772
15,408 Equity Lifestyle Properties, Inc. 976,251
114,965 Essential Properties Realty Trust,
Inc. 2,437,258
2,655 Essex Property Trust, Inc. 630,350
15,385 Farmland Partners, Inc. 133,849
5,986 Federal Realty Investment Trust 509,528
101,432 First Industrial Realty Trust, Inc. 4,273,330
26,013 FirstService Corporation 3,557,538
75,780 Four Corners Property Trust, Inc. 2,255,971
23,734 Gaming and Leisure Properties,
Inc. 1,006,322
20,792 Getty Realty Corporation 572,612
9,889 Gladstone Commercial
Corporation 178,002
10,526 Gladstone Land Corporation 154,101
13,659 Global Medical REIT, Inc. 178,387
65,103 Healthcare Realty Trust, Inc. 1,927,049
2,130 Highwoods Properties, Inc. 84,412

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (33.0%) Value
Real Estate (1.7%) - continued
17,564 Host Hotels & Resorts, Inc. $ 256,961
11,274 Hudson Pacific Properties, Inc. 270,801
41,749 Industrial Logistics Properties Trust 972,334
6,252 Innovative Industrial Properties,
Inc. 1,144,929
9,510 Iron Mountain, Inc. 280,355
8,465 Jones Lang LaSalle, Inc.
h
1,255,952
75,805 Kilroy Realty Corporation 4,351,207
3,981 Lamar Advertising Company 331,299
22,054 Lexington Realty Trust 234,213
3,346 Life Storage, Inc. 399,479
46,333 Macerich Company 494,373
96,400 Medical Properties Trust, Inc. 2,100,556
3,132 National Health Investors, Inc. 216,640
55,037 National Retail Properties, Inc. 2,252,114
172,759 National Storage Affiliates Trust 6,224,507
75,250 New Residential Investment
Corporation 747,985
24,023 New Senior Investment Group, Inc. 124,439
38,080 NexPoint Residential Trust, Inc. 1,611,165
18,815 Omega Healthcare Investors, Inc. 683,361
11,377 One Liberty Properties, Inc. 228,336
294 Orchid Island Capital, Inc. 1,535
3,689 Plymouth Industrial REIT, Inc. 55,335
7,168 PotlatchDeltic Corporation 358,543
22,961 Preferred Apartment Communities,
Inc. 169,911
7,971 Public Storage, Inc. 1,840,743
47,105 Rayonier, Inc. REIT 1,383,945
26,634 Realty Income Corporation 1,655,836
9,922 Regency Centers Corporation 452,344
82,083 Rexford Industrial Realty, Inc. 4,031,096
1,994 RMR Group, Inc. 77,008
69,548 Sabra Health Care REIT, Inc. 1,208,049
10,745 SBA Communications Corporation 3,031,487
168,379 Service Properties Trust 1,934,675
11,051 SL Green Realty Corporation 658,419
30,021 Spirit Realty Capital, Inc. 1,205,944
36,178 STAG Industrial, Inc. 1,133,095
37,075 Store Capital Corporation 1,259,808
317,308 Sunstone Hotel Investors, Inc. 3,595,100
16,332 UDR, Inc. 627,639
12,590 UMH Properties, Inc. 186,458
42,233 Uniti Group, Inc. 495,393
575 Universal Health Realty Income
Trust 36,955
17,657 Vornado Realty Trust 659,312
12,862 WP Carey, Inc. 907,800
Total 119,502,135
Utilities (0.3%)
23,955 AES Corporation 562,943
6,884 ALLETE, Inc. 426,395
2,755 Alliant Energy Corporation 141,965
1,568 American States Water Company 124,672
124 American Water Works Company,
Inc. 19,030
15,417 Artesian Resources Corporation 571,662
15,091 Black Hills Corporation 927,342
6,992 CenterPoint Energy, Inc. 151,307
1,467 Chesapeake Utilities Corporation 158,744
4,035 CMS Energy Corporation 246,175
13,436 Consolidated Water Company,
Ltd. 161,904
5,057 DTE Energy Company 613,970
Shares Common Stock (33.0%) Value
Utilities (0.3%) - continued
2,655 Duke Energy Corporation $ 243,092
3,620 Entergy Corporation 361,421
3,678 Essential Utilities, Inc. 173,933
11,067 Evergy, Inc. 614,329
2,847 Exelon Corporation 120,200
20,357 FirstEnergy Corporation 623,128
9,102 Hawaiian Electric Industries, Inc. 322,120
7,235 IDACORP, Inc. 694,777
8,344 MDU Resources Group, Inc. 219,781
1,994 Middlesex Water Company 144,505
3,735 National Fuel Gas Company 153,621
15,616 New Jersey Resources
Corporation 555,149
20,449 NextEra Energy, Inc. 1,577,640
3,455 Northwest Natural Holding
Company 158,896
25,901 NorthWestern Corporation 1,510,287
15,768 NRG Energy, Inc. 592,088
55,798 OGE Energy Corporation 1,777,724
8,173 Otter Tail Corporation 348,252
234 Pinnacle West Capital Corporation 18,708
53,614 Portland General Electric
Company 2,293,071
6,216 Southwest Gas Holdings, Inc. 377,622
40,886 Spire, Inc. 2,618,340
31,094 UGI Corporation 1,087,046
6,527 Unitil Corporation 288,950
Total 20,980,789
Total Common Stock
(cost $1,493,684,496) 2,365,569,608
Principal
Amount Long-Term Fixed Income ( 15.2% ) Value
Asset-Backed Securities (0.7%)
Access Group, Inc.
$ 149,413
0.648%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
147,975
Aimco CLO 10, Ltd.
1,000,000
1.536%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
1,000,333
Aimco CLO 11, Ltd.
1,625,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
1,626,909
Ares CLO, Ltd.
1,500,000
1.618%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
1,499,157
Ares XXXIIR CLO, Ltd.
750,000
1.161%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
744,736
1,250,000
2.221%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
1,250,300
Benefit Street Partners CLO IV, Ltd.
1,000,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
1,000,045

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Asset-Backed Securities (0.7%) - continued
Buttermilk Park CLO, Ltd.
$ 2,575,000
1.637%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
$ 2,573,573
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
1.687%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,670,462
Carvana Auto Receivables Trust
82,523
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
82,992
CBAM, Ltd.
1,600,000
1.517%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
1,600,056
Cent CLO, LP
350,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
345,597
CIFC Funding, Ltd.
600,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
601,249
Colony American Finance Trust
1,703,430
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,814,747
Commonbond Student Loan Trust
264,905
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
262,258
CoreVest American Finance Trust
1,946,757
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
2,051,700
Deephaven Residential Mortgage
Trust
484,780
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,i
488,654
DRB Prime Student Loan Trust
80,932
2.043%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,i
81,103
Dryden 36 Senior Loan Fund
850,000
2.204%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
850,439
Dryden Senior Loan Fund
1,450,000
1.618%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
1,449,996
Earnest Student Loan Program,
LLC
332,205
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
333,897
ECMC Group Student Loan Trust
1,144,702
1.298%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
1,149,441
Flatiron CLO, Ltd.
600,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
600,889
Principal
Amount Long-Term Fixed Income (15.2%) Value
Asset-Backed Securities (0.7%) - continued
Galaxy XX CLO, Ltd.
$ 1,200,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
$ 1,190,435
Golub Capital Partners, Ltd.
750,000
1.398%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
747,124
1,095,000
1.418%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
1,091,547
Goodgreen
1,156,428
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
1,222,248
Home Partners of America Trust
1,893,626
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,991,233
1,861,338
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,957,357
Laurel Road Prime Student Loan
Trust
354,208
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
360,588
635,850
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
658,947
Madison Park Funding XIV, Ltd.
1,200,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
1,193,192
Magnetite XII, Ltd.
1,200,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
1,200,032
Mountain View CLO, Ltd.
850,000
1.357%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
845,791
MRA Issuance Trust
2,100,000
1.500%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,c,i
2,100,000
National Collegiate Trust
524,208
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
512,948
Neuberger Berman CLO XIV, Ltd.
1,250,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,i
1,246,335
Neuberger Berman CLO, Ltd.
500,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
498,736
Octagon Investment Partners XVI,
Ltd.
250,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
249,868
OneMain Financial Issuance Trust
1,325,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
i
1,397,444

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Asset-Backed Securities (0.7%) - continued
OZLM VIII, Ltd.
$ 381,994
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
$ 381,532
Palmer Square CLO, Ltd.
1,000,000
2.226%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,e,i
1,000,000
Palmer Square Loan Funding, Ltd.
1,156,316
1.068%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
1,154,467
850,000
1.868%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
850,043
PPM CLO 3, Ltd.
750,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
750,002
Pretium Mortgage Credit Partners,
LLC
958,771
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
965,356
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
i
2,051,917
Saxon Asset Securities Trust
430,017
3.623%,  8/25/2035, Ser.
2004-2, Class MF2
b
432,254
Shackleton CLO, Ltd.
800,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
798,145
THL Credit Wind River CLO, Ltd.
500,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
501,980
U.S. Small Business Administration
130,212
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 134,523
Upstart Securitization Trust
785,554
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
789,544
Voya CLO, Ltd.
748,830
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
747,838
Whitebox CLO II, Ltd.
650,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
650,817
Total 52,898,751
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
650,000 2.700%,  5/15/2040 699,512
Alcoa Nederland Holding BV
300,000 5.500%,  12/15/2027
i
328,281
Anglo American Capital plc
470,000 4.875%,  5/14/2025
i
543,571
Principal
Amount Long-Term Fixed Income (15.2%) Value
Basic Materials (0.2%) - continued
BWAY Holding Company
$ 270,000 5.500%,  4/15/2024
i
$ 275,327
Cleveland-Cliffs, Inc.
215,000 5.750%,  3/1/2025 218,225
180,000 9.875%,  10/17/2025
i
211,725
DowDuPont, Inc.
700,000 4.493%,  11/15/2025 816,976
EI du Pont de Nemours &
Company
375,000 2.300%,  7/15/2030 398,668
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
i
426,913
Freeport-McMoRan, Inc.
280,000 4.125%,  3/1/2028 293,650
310,000 4.250%,  3/1/2030 334,025
Glencore Funding, LLC
64,000 4.125%,  5/30/2023
i
69,213
479,000 4.000%,  3/27/2027
i
541,643
Ingevity Corporation
330,000 3.875%,  11/1/2028
i
332,475
International Paper Company
600,000 4.350%,  8/15/2048
g
784,472
Kinross Gold Corporation
7,000 5.125%,  9/1/2021 7,126
218,000 5.950%,  3/15/2024 248,006
345,000 4.500%,  7/15/2027 398,858
Kraton Polymers, LLC
290,000 4.250%,  12/15/2025
i
295,829
Methanex Corporation
440,000 5.250%,  12/15/2029 476,837
Norbord, Inc.
420,000 5.750%,  7/15/2027
i
451,508
Novelis Corporation
485,000 5.875%,  9/30/2026
i
506,825
130,000 4.750%,  1/30/2030
i
140,057
OCI NV
320,000 4.625%,  10/15/2025
i
332,000
Olin Corporation
495,000 5.125%,  9/15/2027 517,839
Sherwin-Williams Company
540,000 3.125%,  6/1/2024 585,651
Steel Dynamics, Inc.
675,000 1.650%,  10/15/2027 695,373
Syngenta Finance NV
525,000 3.933%,  4/23/2021
i
528,522
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 1,081,132
Tronox Finance plc
170,000 5.750%,  10/1/2025
i
176,375
Vale Overseas, Ltd.
340,000 6.250%,  8/10/2026 421,600
168,000 6.875%,  11/21/2036 246,226
WestRock Company
470,000 3.750%,  3/15/2025 523,839
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
i
10,399
Total 13,918,678

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Capital Goods (0.3%)
AECOM
$ 550,000 5.125%,  3/15/2027 $ 612,056
Amsted Industries, Inc.
555,000 5.625%,  7/1/2027
i
589,687
Ardagh Packaging Finance plc
210,000 6.000%,  2/15/2025
i
217,613
300,000 5.250%,  8/15/2027
i
314,943
BAE Systems plc
800,000 1.900%,  2/15/2031
i
808,281
Boeing Company
650,000 5.040%,  5/1/2027 759,612
313,000 5.150%,  5/1/2030 378,783
650,000 5.705%,  5/1/2040 840,523
Carrier Global Corporation
500,000 2.700%,  2/15/2031 536,900
Cintas Corporation No. 2
10,000 2.900%,  4/1/2022 10,293
345,000 3.700%,  4/1/2027 397,359
CNH Industrial Capital, LLC
480,000 4.875%,  4/1/2021 484,696
CNH Industrial NV
300,000 3.850%,  11/15/2027 337,843
Covanta Holding Corporation
390,000 6.000%,  1/1/2027 409,636
80,000 5.000%,  9/1/2030 85,595
Crown Americas Capital
Corporation IV
720,000 4.500%,  1/15/2023 759,694
Emerson Electric Company
650,000 1.800%,  10/15/2027 686,576
GFL Environmental, Inc.
80,000 4.000%,  8/1/2028
i
80,600
330,000 3.500%,  9/1/2028
i
336,669
H&E Equipment Services, Inc.
390,000 3.875%,  12/15/2028
i
392,937
Howmet Aerospace, Inc.
280,000 6.875%,  5/1/2025 330,400
Ingersoll-Rand Luxembourg
Finance SA
650,000 3.500%,  3/21/2026 732,842
Jeld-Wen, Inc.
280,000 4.625%,  12/15/2025
i
285,743
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024 776,954
Lockheed Martin Corporation
230,000 3.600%,  3/1/2035 277,544
448,000 4.500%,  5/15/2036 589,621
120,000 6.150%,  9/1/2036 182,208
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 998,193
Owens-Brockway Glass Container,
Inc.
200,000 5.875%,  8/15/2023
i
214,250
Republic Services, Inc.
335,000 2.900%,  7/1/2026 370,037
Reynolds Group Issuer, Inc.
31,000 5.125%,  7/15/2023
i
31,381
Roper Technologies, Inc.
400,000 1.400%,  9/15/2027 404,900
240,000 4.200%,  9/15/2028 286,127
400,000 1.750%,  2/15/2031 398,216
Principal
Amount Long-Term Fixed Income (15.2%) Value
Capital Goods (0.3%) - continued
Siemens
Financieringsmaatschappij NV
$ 682,000 4.200%,  3/16/2047
*
$ 909,844
SRM Escrow Issuer, LLC
350,000 6.000%,  11/1/2028
i
366,392
Standard Industries, Inc.
580,000 4.375%,  7/15/2030
i
620,443
Textron, Inc.
720,000 3.375%,  3/1/2028 794,083
TransDigm, Inc.
210,000 6.250%,  3/15/2026
i
223,650
600,000 5.500%,  11/15/2027 630,780
United Rentals North America, Inc.
665,000 4.000%,  7/15/2030 699,913
United Technologies Corporation
375,000 4.450%,  11/16/2038 472,269
600,000 3.750%,  11/1/2046 710,833
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
i
136,475
Total 20,483,394
Collateralized Mortgage Obligations (0.5%)
Ajax Mortgage Loan Trust
1,284,119
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
1,302,541
Banc of America Alternative Loan
Trust
21,844
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 20,900
Bellemeade Re, Ltd.
224,019
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
223,671
314,001
1.248%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
314,001
624,502
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
626,055
BRAVO Residential Funding Trust
221,221
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
227,971
Business Jet Securities, LLC
1,116,409
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
1,131,492
Citicorp Mortgage Securities, Inc.
937,353
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 918,622
Citigroup Mortgage Loan Trust,
Inc.
175,117
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 179,858
4,455
3.734%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
3,842
Countrywide Alternative Loan Trust
201,096
2.714%,  10/25/2035, Ser.
2005-43, Class 4A1
b
193,424
268,389
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 146,810
661,224
7.000%,  10/25/2037, Ser.
2007-24, Class A10 362,696

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Countrywide Home Loans, Inc.
$ 209,296
5.750%,  4/25/2037, Ser.
2007-3, Class A27 $ 151,958
Credit Suisse First Boston
Mortgage Securities Corporation
15,828
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 15,826
Credit Suisse Mortgage Trust
688,948
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
688,449
1,320,000
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,411,612
2,860,068
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
2,868,641
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
75,168
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 66,205
Federal Home Loan Mortgage
Corporation - REMIC
12,369,491
2.000%,  11/25/2050, Ser.
5038, Class NI
k
1,414,753
590,116
4.000%,  7/15/2031, Ser.
4104, Class KI
k
32,529
619,852
3.000%,  2/15/2033, Ser.
4170, Class IG
k
59,909
1,294,885
3.000%,  3/15/2033, Ser.
4180, Class PI
k
133,867
Federal National Mortgage
Association
17,000,000
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
929,130
Federal National Mortgage
Association - REMIC
2,020,821
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
118,176
FWD Securitization Trust
1,065,261
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
1,091,292
Galton Funding Mortgage Trust
2017-1
491,055
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
499,977
GS Mortgage-Backed Securities
Trust
1,119,515
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,137,946
J.P. Morgan Alternative Loan Trust
77,559
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 61,941
MASTR Alternative Loans Trust
431,863
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
67,954
Merrill Lynch Alternative Note
Asset Trust
177,359
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 114,634
MFRA Trust
673,049
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
675,595
Principal
Amount Long-Term Fixed Income (15.2%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
New Residential Mortgage Loan
Trust
$ 956,006
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
i,j
$ 967,646
New York Mortgage Trust
1,078,718
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
1,084,755
Octagon Investment Partners 32,
Ltd.
525,000
2.487%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,i
520,093
Preston Ridge Partners Mortgage
Trust, LLC
994,910
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
1,006,985
757,430
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
763,603
RCO Mortgage, LLC
1,649,483
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
1,651,561
Renaissance Home Equity Loan
Trust
1,111,673
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
587,996
Residential Accredit Loans, Inc.
Trust
384,072
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 382,294
28,867
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 28,909
Residential Funding Mortgage
Security I Trust
92,199
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 86,923
Sequoia Mortgage Trust
282,722
3.118%,  9/20/2046, Ser.
2007-1, Class 4A1
b
219,105
Silver Hill Trust
536,852
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
554,801
Starwood Mortgage Residential
Trust
383,433
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
390,495
Structured Adjustable Rate
Mortgage Loan Trust
35,307
3.230%,  9/25/2035, Ser.
2005-18, Class 1A1
b
28,364
Structured Asset Mortgage
Investments, Inc.
48,282
0.768%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
45,620
Toorak Mortgage Corporation
1,050,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,066,229
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 4,059,057
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
751,914

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Verus Securitization Trust
$ 158,676
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
$ 159,259
163,568
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
164,412
338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
341,425
1,136,577
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
1,167,533
758,444
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
776,253
633,461
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
642,288
2,117,466
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
2,178,255
690,300
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,i
703,849
WaMu Mortgage Pass Through
Certificates
80,099
3.039%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
76,432
192,499
3.019%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
188,852
Total 37,787,185
Commercial Mortgage-Backed Securities (0.1%)
BBCMS Mortgage Trust
6,995,789
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
974,878
BFLD Trust
1,100,000
1.309%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
1,103,097
400,000
1.859%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
401,296
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
665,023
3.000%,  3/15/2045, Ser.
4741, Class GA 688,143
Federal National Mortgage
Association - ACES
10,996,950
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,k
1,253,367
GS Mortgage Securities Trust
2,450,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,609,411
Morgan Stanley Capital I Trust
7,193,101
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
1,039,025
Total 8,069,217
Communications Services (0.6%)
Altice France SA
230,000 5.500%,  1/15/2028
i
240,467
American Tower Corporation
525,000 2.900%,  1/15/2030 571,977
625,000 2.100%,  6/15/2030 641,126
Principal
Amount Long-Term Fixed Income (15.2%) Value
Communications Services (0.6%) - continued
AT&T, Inc.
$ 451,000 3.500%,  9/15/2053
i
$ 449,281
600,000 2.300%,  6/1/2027 639,515
750,000 4.350%,  3/1/2029 893,872
281,000 4.300%,  2/15/2030 335,660
480,000 5.250%,  3/1/2037 624,009
700,000 4.900%,  8/15/2037 876,798
355,000 5.550%,  8/15/2041 471,441
900,000 3.100%,  2/1/2043 910,273
British Telecommunications plc
700,000 4.500%,  12/4/2023 775,098
Cable One, Inc.
120,000 4.000%,  11/15/2030
i
124,650
CCO Holdings, LLC
600,000 5.500%,  5/1/2026
i
621,750
380,000 5.125%,  5/1/2027
i
403,252
590,000 4.750%,  3/1/2030
i
636,610
CCOH Safari, LLC
30,000 5.750%,  2/15/2026
i
30,955
Charter Communications
Operating, LLC
217,000 6.834%,  10/23/2055 328,584
300,000 4.500%,  2/1/2024 332,711
595,000 4.200%,  3/15/2028 686,277
1,410,000 6.484%,  10/23/2045 1,997,948
Comcast Corporation
625,000 4.950%,  10/15/2058 947,005
370,000 4.049%,  11/1/2052 472,327
420,000 3.950%,  10/15/2025 482,430
725,000 4.250%,  10/15/2030 892,248
960,000 4.400%,  8/15/2035 1,227,523
490,000 4.750%,  3/1/2044 669,902
250,000 4.600%,  8/15/2045 337,183
Cox Communications, Inc.
600,000 3.350%,  9/15/2026
i
673,989
Crown Castle International
Corporation
336,000 5.250%,  1/15/2023 367,649
480,000 3.200%,  9/1/2024 521,409
CSC Holdings, LLC
220,000 5.500%,  5/15/2026
i
228,800
160,000 4.125%,  12/1/2030
i
167,296
790,000 4.625%,  12/1/2030
i
824,563
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 707,393
Embarq Corporation
400,000 7.995%,  6/1/2036 493,380
Entercom Media Corporation
200,000 6.500%,  5/1/2027
i
203,250
Fox Corporation
400,000 3.500%,  4/8/2030 454,125
Front Range BidCo, Inc.
510,000 4.000%,  3/1/2027
i
511,275
Frontier Communications
Corporation
180,000 5.875%,  10/15/2027
i
194,625
GCI, LLC
220,000 4.750%,  10/15/2028
i
234,641
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 135,776

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Communications Services (0.6%) - continued
iHeartCommunications, Inc.
$ 420,000 4.750%,  1/15/2028
i
$ 432,600
LCPR Senior Secured Financing
DAC
190,000 6.750%,  10/15/2027
i
204,488
Level 3 Financing, Inc.
500,000 4.625%,  9/15/2027
i
522,218
420,000 4.250%,  7/1/2028
i
431,550
Meredith Corporation
310,000 6.500%,  7/1/2025
i
328,600
Netflix, Inc.
705,000 4.875%,  4/15/2028 795,029
Nexstar Escrow Corporation
320,000 5.625%,  7/15/2027
i
342,800
Nielsen Finance, LLC
100,000 5.625%,  10/1/2028
i
108,655
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 255,548
200,000 4.200%,  6/1/2030 240,106
SBA Communications Corporation
240,000 3.875%,  2/15/2027
i
252,072
Scripps Escrow II, Inc.
150,000 3.875%,  1/15/2029
i
156,374
SFR Group SA
540,000 7.375%,  5/1/2026
i
568,350
Sinclair Television Group, Inc.
320,000 5.500%,  3/1/2030
i
333,600
Sirius XM Radio, Inc.
780,000 5.000%,  8/1/2027
i
828,758
Sprint Capital Corporation
320,000 6.875%,  11/15/2028 421,914
160,000 8.750%,  3/15/2032 253,340
Sprint Corporation
250,000 7.250%,  9/15/2021 260,125
200,000 7.125%,  6/15/2024 233,878
695,000 7.625%,  2/15/2025 831,105
Telefonica Emisiones SAU
250,000 4.570%,  4/27/2023 273,304
Time Warner Entertainment
Company, LP
459,000 8.375%,  3/15/2023 536,484
T-Mobile USA, Inc.
650,000 3.750%,  4/15/2027
i
740,220
525,000 4.375%,  4/15/2040
i
640,694
Univision Communications, Inc.
410,000 6.625%,  6/1/2027
i
440,299
Verizon Communications, Inc.
1,594,000 4.272%,  1/15/2036 1,974,784
725,000 2.650%,  11/20/2040 732,145
Viacom, Inc.
336,000 5.850%,  9/1/2043 466,742
ViaSat, Inc.
160,000 5.625%,  9/15/2025
i
163,648
Virgin Media Secured Finance plc
235,000 5.500%,  8/15/2026
i
244,106
Vodafone Group plc
800,000 4.875%,  6/19/2049 1,067,738
VTR Finance NV
150,000 6.375%,  7/15/2028
i
163,875
Principal
Amount Long-Term Fixed Income (15.2%) Value
Communications Services (0.6%) - continued
Walt Disney Company
$ 550,000 2.200%,  1/13/2028 $ 588,435
775,000 2.650%,  1/13/2031 849,141
675,000 3.500%,  5/13/2040 792,358
Ziggo BV
342,000 5.500%,  1/15/2027
i
356,963
Total 41,171,089
Consumer Cyclical (0.4%)
1011778 B.C., ULC
650,000 4.375%,  1/15/2028
i
669,500
Allied Universal Holdco, LLC
240,000 6.625%,  7/15/2026
i
255,912
Allison Transmission, Inc
315,000 3.750%,  1/30/2031
i
322,284
Amazon.com, Inc.
125,000 1.500%,  6/3/2030 126,888
600,000 3.875%,  8/22/2037 747,571
360,000 4.050%,  8/22/2047 474,552
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027 378,900
American Honda Finance
Corporation
250,000 2.150%,  9/10/2024 264,696
Brookfield Property REIT, Inc.
130,000 5.750%,  5/15/2026
i
128,255
Brookfield Residential Properties,
Inc.
500,000 6.250%,  9/15/2027
i
531,875
Carnival Corporation
240,000 11.500%,  4/1/2023
i
277,517
160,000 10.500%,  2/1/2026
i
186,400
80,000 7.625%,  3/1/2026
i
87,159
Cedar Fair, LP
290,000 5.250%,  7/15/2029 298,569
Colt Merger Sub, Inc.
500,000 6.250%,  7/1/2025
i
532,500
CVS Health Corporation
600,000 3.625%,  4/1/2027 682,524
D.R. Horton, Inc.
650,000 2.600%,  10/15/2025 700,956
Dana, Inc.
320,000 5.625%,  6/15/2028
g
344,554
Empire Communities Corporation
100,000 7.000%,  12/15/2025
i
105,386
Ford Motor Company
140,000 9.000%,  4/22/2025 172,039
80,000 9.625%,  4/22/2030 112,900
290,000 7.450%,  7/16/2031 371,925
Ford Motor Credit Company, LLC
820,000 4.063%,  11/1/2024 861,467
550,000 4.134%,  8/4/2025 576,813
General Motors Company
650,000 6.125%,  10/1/2025 788,272
600,000 6.800%,  10/1/2027 770,771
General Motors Financial
Company, Inc.
10,000 4.375%,  9/25/2021 10,270
531,000 3.150%,  6/30/2022 549,743
224,000 3.950%,  4/13/2024 243,949

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Consumer Cyclical (0.4%) - continued
Hanesbrands, Inc.
$ 470,000 4.875%,  5/15/2026
i
$ 510,538
Herc Holdings, Inc.
210,000 5.500%,  7/15/2027
i
222,600
Hilton Domestic Operating
Company, Inc.
770,000 4.875%,  1/15/2030 841,225
Home Depot, Inc.
575,000 5.400%,  9/15/2040 839,771
336,000 4.250%,  4/1/2046 445,025
440,000 3.900%,  6/15/2047 560,965
Hyundai Capital America
400,000 1.250%,  9/18/2023
i
404,712
International Game Technology plc
330,000 5.250%,  1/15/2029
i
355,575
KB Home
270,000 4.800%,  11/15/2029 296,325
Kohl's Corporation
360,000 9.500%,  5/15/2025 466,875
360,000 5.550%,  7/17/2045 387,288
L Brands, Inc.
340,000 6.625%,  10/1/2030
i
378,250
Landry's, Inc.
275,000 6.750%,  10/15/2024
i
273,026
Lennar Corporation
50,000 4.750%,  11/15/2022 52,750
1,000,000 4.875%,  12/15/2023 1,105,000
625,000 4.750%,  5/30/2025 714,063
Live Nation Entertainment, Inc.
150,000 3.750%,  1/15/2028
e,i
151,560
Mastercard, Inc.
600,000 3.300%,  3/26/2027 684,266
700,000 3.950%,  2/26/2048 903,537
Mattamy Group Corporation
670,000 5.250%,  12/15/2027
i
708,525
McDonald's Corporation
600,000 2.125%,  3/1/2030 632,256
575,000 4.450%,  3/1/2047 745,910
MGM Resorts International
515,000 6.000%,  3/15/2023 552,981
20,000 5.750%,  6/15/2025 22,113
Norwegian Cruise Line Holdings,
Ltd.
160,000 10.250%,  2/1/2026
i
187,200
Owl Rock Capital Corporation
625,000 3.400%,  7/15/2026 633,484
Prime Security Services Borrower,
LLC
630,000 5.750%,  4/15/2026
i
689,850
120,000 3.375%,  8/31/2027
i
119,100
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
i
347,200
120,000 11.500%,  6/1/2025
i
140,286
Scientific Games International, Inc.
380,000 5.000%,  10/15/2025
i
392,118
SeaWorld Parks and
Entertainment, Inc.
150,000 9.500%,  8/1/2025
i
162,844
Six Flags Entertainment
Corporation
240,000 5.500%,  4/15/2027
g,i
246,600
Principal
Amount Long-Term Fixed Income (15.2%) Value
Consumer Cyclical (0.4%) - continued
Six Flags Theme Parks, Inc.
$ 150,000 7.000%,  7/1/2025
i
$ 162,000
Staples, Inc.
420,000 7.500%,  4/15/2026
i
438,593
Target Corporation
575,000 2.250%,  4/15/2025 616,522
Tenneco, Inc.
150,000 5.000%,  7/15/2026 138,000
TJX Companies, Inc.
300,000 3.750%,  4/15/2027
g
346,803
400,000 3.875%,  4/15/2030 479,720
ViacomCBS, Inc.
550,000 4.200%,  5/19/2032 662,428
Visa, Inc.
650,000 2.700%,  4/15/2040 708,532
Volkswagen Group of America
Finance, LLC
460,000 4.250%,  11/13/2023
i
505,881
Walmart, Inc.
600,000 3.250%,  7/8/2029 697,948
Wyndham Destinations, Inc.
200,000 6.625%,  7/31/2026
i
229,000
Wyndham Hotels & Resorts, Inc.
120,000 4.375%,  8/15/2028
i
124,686
Yum! Brands, Inc.
550,000 4.750%,  1/15/2030
i
603,075
ZF North America Capital, Inc.
150,000 4.750%,  4/29/2025
i
161,642
Total 32,622,795
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
184,000 3.400%,  11/30/2023 199,409
941,000 4.750%,  11/30/2036 1,295,294
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,322
500,000 2.950%,  11/21/2026 553,087
650,000 4.300%,  5/14/2036 799,388
225,000 4.850%,  6/15/2044 297,325
240,000 4.700%,  5/14/2045 313,475
1,200,000 4.875%,  11/14/2048 1,620,719
Albertson's Companies, Inc.
360,000 7.500%,  3/15/2026
i
402,858
395,000 3.500%,  3/15/2029
i
398,950
Altria Group, Inc.
1,500,000 5.800%,  2/14/2039 1,974,063
Amgen, Inc.
600,000 3.375%,  2/21/2050 669,125
300,000 3.125%,  5/1/2025 330,464
Anheuser-Busch Companies, LLC
896,000 4.700%,  2/1/2036 1,136,492
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 1,175,493
575,000 4.375%,  4/15/2038 711,102
50,000 4.600%,  4/15/2048 63,167
Anthem, Inc.
525,000 3.125%,  5/15/2050 575,237
590,000 4.625%,  5/15/2042 768,214

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Aramark Services, Inc.
$ 170,000 6.375%,  5/1/2025
g,i
$ 181,687
BAT Capital Corporation
480,000 4.540%,  8/15/2047 532,197
Bausch Health Companies, Inc.
100,000 5.000%,  1/30/2028
i
103,054
350,000 5.000%,  2/15/2029
i
359,870
Baxalta, Inc.
246,000 4.000%,  6/23/2025 277,808
Becton, Dickinson and Company
725,000 3.794%,  5/20/2050 859,649
375,000 3.700%,  6/6/2027 430,194
Campbell Soup Company
200,000 2.375%,  4/24/2030 211,148
Cargill, Inc.
800,000 3.250%,  5/23/2029
i
903,861
Centene Corporation
290,000 4.750%,  1/15/2025 297,607
120,000 4.250%,  12/15/2027 127,200
280,000 4.625%,  12/15/2029 310,859
390,000 3.000%,  10/15/2030 413,361
Central Garden & Pet Company
280,000 4.125%,  10/15/2030 291,900
Cigna Corporation
590,000 4.800%,  8/15/2038 767,745
Community Health Systems, Inc.
150,000 6.000%,  1/15/2029
i
162,039
Conagra Brands, Inc.
455,000 4.300%,  5/1/2024 509,135
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 536,674
250,000 2.875%,  5/1/2030 273,798
CVS Health Corporation
7,000 2.750%,  12/1/2022 7,277
1,440,000 4.875%,  7/20/2035 1,865,027
DaVita, Inc.
380,000 4.625%,  6/1/2030
i
402,800
DENTSPLY SIRONA, Inc.
775,000 3.250%,  6/1/2030 862,683
Edgewell Personal Care Company
160,000 5.500%,  6/1/2028
i
171,952
Encompass Health Corporation
440,000 4.500%,  2/1/2028 459,800
Energizer Holdings, Inc.
500,000 4.750%,  6/15/2028
i
526,250
Express Scripts Holding Company
740,000 4.800%,  7/15/2046 836,598
General Mills, Inc.
320,000 2.875%,  4/15/2030 354,624
Gilead Sciences, Inc.
1,300,000 2.600%,  10/1/2040 1,310,538
H. J. Heinz Company
80,000 5.200%,  7/15/2045 94,990
HCA, Inc.
910,000 5.375%,  2/1/2025 1,023,322
HLF Financing SARL, LLC
230,000 7.250%,  8/15/2026
i
244,015
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
i
921,699
Principal
Amount Long-Term Fixed Income (15.2%) Value
Consumer Non-Cyclical (0.7%) - continued
JBS Investments II GmbH
$ 90,000 5.750%,  1/15/2028
i
$ 96,301
JBS USA, LLC
395,000 5.750%,  6/15/2025
i
407,837
280,000 5.500%,  1/15/2030
i
321,653
Kellogg Company
550,000 2.100%,  6/1/2030 577,409
Keurig Dr. Pepper, Inc.
550,000 3.200%,  5/1/2030 622,394
Kimberly-Clark Corporation
450,000 3.100%,  3/26/2030 517,937
300,000 3.900%,  5/4/2047 388,064
Kraft Foods Group, Inc.
390,000 5.000%,  6/4/2042 456,963
Kraft Heinz Foods Company
490,000 4.625%,  1/30/2029 560,428
570,000 3.750%,  4/1/2030
i
608,889
10,000 4.250%,  3/1/2031
i
11,145
Medtronic, Inc.
35,000 4.625%,  3/15/2045 49,579
Molina Healthcare, Inc.
280,000 4.375%,  6/15/2028
i
294,700
Mondelez International, Inc.
180,000 2.750%,  4/13/2030 197,601
MPH Acquisition Holdings, LLC
150,000 5.750%,  11/1/2028
i
146,625
Mylan, Inc.
120,000 3.125%,  1/15/2023
i
125,952
675,000 4.550%,  4/15/2028 802,114
Par Pharmaceutical, Inc.
390,000 7.500%,  4/1/2027
i
423,150
Pilgrim's Pride Corporation
150,000 5.875%,  9/30/2027
i
162,691
Quest Diagnostics, Inc.
550,000 2.800%,  6/30/2031 602,635
Reynolds American, Inc.
672,000 5.700%,  8/15/2035 848,728
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
i
445,319
Scotts Miracle-Gro Company
420,000 4.500%,  10/15/2029 452,550
SEG Holding, LLC
320,000 5.625%,  10/15/2028
i
337,600
Simmons Foods, Inc.
260,000 5.750%,  11/1/2024
i
265,525
Smithfield Foods, Inc.
350,000 2.650%,  10/3/2021
i
353,089
Spectrum Brands, Inc.
120,000 5.500%,  7/15/2030
i
129,300
Syneos Health, Inc.
140,000 3.625%,  1/15/2029
i
140,387
Sysco Corporation
600,000 6.600%,  4/1/2040 876,610
Teleflex, Inc.
320,000 4.250%,  6/1/2028
i
339,200
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 215,254
570,000 5.125%,  11/1/2027
i
603,488

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 3,000 2.200%,  7/21/2021 $ 2,993
340,000 2.800%,  7/21/2023 336,600
Thermo Fisher Scientific, Inc.
360,000 4.133%,  3/25/2025 409,262
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 269,473
UnitedHealth Group, Inc.
600,000 2.950%,  10/15/2027 673,715
1,460,000 4.625%,  7/15/2035 1,955,997
VRX Escrow Corporation
835,000 6.125%,  4/15/2025
i
860,601
Zoetis, Inc.
468,000 4.700%,  2/1/2043 639,941
Total 47,452,244
Energy (0.5%)
Antero Midstream Partners, LP
120,000 5.750%,  3/1/2027
i
117,900
Antero Resources Corporation
70,000 5.625%,  6/1/2023
g
68,600
225,000 5.000%,  3/1/2025
g
213,750
110,000 8.375%,  7/15/2026
e,i
112,276
Apache Corporation
150,000 4.875%,  11/15/2027 159,000
260,000 4.375%,  10/15/2028
g
270,655
190,000 5.100%,  9/1/2040 203,775
Archrock Partners, LP
250,000 6.250%,  4/1/2028
i
260,240
Blue Racer Midstream, LLC
150,000 7.625%,  12/15/2025
i
159,750
BP Capital Markets America, Inc.
750,000 2.939%,  6/4/2051 764,341
120,000 3.119%,  5/4/2026 132,766
400,000 3.543%,  4/6/2027 455,056
BP Capital Markets plc
840,000 3.279%,  9/19/2027 942,809
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
i
202,500
230,000 3.950%,  12/1/2026 232,990
80,000 4.125%,  12/1/2027 81,600
Canadian Natural Resources, Ltd.
585,000 3.450%,  11/15/2021 595,477
195,000 2.050%,  7/15/2025 204,510
265,000 2.950%,  7/15/2030 283,308
Canadian Oil Sands, Ltd.
315,000 9.400%,  9/1/2021
i
328,037
Cenovus Energy, Inc.
100,000 5.375%,  7/15/2025 112,724
80,000 6.750%,  11/15/2039 105,646
Cheniere Energy Partners, LP
795,000 5.625%,  10/1/2026 828,787
CNX Resources Corporation
210,000 6.000%,  1/15/2029
i
215,142
Comstock Resources, Inc.
190,000 9.750%,  8/15/2026 203,775
ConocoPhillips
590,000 6.500%,  2/1/2039 911,391
Principal
Amount Long-Term Fixed Income (15.2%) Value
Energy (0.5%) - continued
Continental Resources, Inc.
$ 31,000 4.500%,  4/15/2023 $ 31,964
120,000 4.375%,  1/15/2028
g
122,400
150,000 5.750%,  1/15/2031
i
166,497
Diamondback Energy, Inc.
550,000 3.500%,  12/1/2029 587,281
Enagas SA
490,000 5.500%,  1/15/2028
i
500,413
Encana Corporation
120,000 6.625%,  8/15/2037 133,880
Endeavor Energy Resources, LP
300,000 5.750%,  1/30/2028
i
323,610
Energy Transfer Operating, LP
200,000 4.200%,  9/15/2023 215,551
600,000 6.000%,  6/15/2048 713,106
Energy Transfer Partners, LP
265,000 4.900%,  3/15/2035 291,497
250,000 5.150%,  2/1/2043 264,720
EnLink Midstream Partners, LP
250,000 4.850%,  7/15/2026 242,500
220,000 5.600%,  4/1/2044 176,550
Enterprise Products Operating,
LLC
172,000 5.100%,  2/15/2045 223,168
EOG Resources, Inc.
525,000 4.375%,  4/15/2030 637,737
EQM Midstream Partners, LP
280,000 6.500%,  7/1/2027
i
315,290
120,000 5.500%,  7/15/2028 131,142
120,000 6.500%,  7/15/2048 124,500
EQT Corporation
440,000 3.900%,  10/1/2027 437,118
Equinor ASA
815,000 3.000%,  4/6/2027 907,027
Exxon Mobil Corporation
700,000 3.452%,  4/15/2051 798,522
Genesis Energy, LP
120,000 6.500%,  10/1/2025 116,700
70,000 8.000%,  1/15/2027 69,650
Harvest Midstream, LP
290,000 7.500%,  9/1/2028
i
308,487
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
i
197,600
Kinder Morgan Energy Partners,
LP
14,000 3.450%,  2/15/2023 14,695
585,000 6.500%,  9/1/2039 758,243
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 375,324
Marathon Oil Corporation
525,000 4.400%,  7/15/2027 583,392
Marathon Petroleum Corporation
708,000 4.750%,  12/15/2023 783,705
230,000 6.500%,  3/1/2041 308,428
MPLX, LP
10,000 4.500%,  7/15/2023 10,891
650,000 4.875%,  12/1/2024 745,809
708,000 4.875%,  6/1/2025 817,626
Murphy Oil Corporation
150,000 5.875%,  12/1/2027 147,750

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Energy (0.5%) - continued
Newfield Exploration Company
$ 590,000 5.625%,  7/1/2024 $ 633,212
280,000 5.375%,  1/1/2026 300,421
Noble Energy, Inc.
1,000,000 5.050%,  11/15/2044 1,403,652
NuStar Logistics, LP
240,000 5.750%,  10/1/2025 255,600
Occidental Petroleum Corporation
490,000 2.900%,  8/15/2024 471,625
170,000 3.400%,  4/15/2026 162,079
150,000 8.500%,  7/15/2027 173,108
290,000 3.500%,  8/15/2029 265,399
160,000 6.450%,  9/15/2036 167,520
410,000 4.400%,  4/15/2046 357,301
ONEOK, Inc.
480,000 2.200%,  9/15/2025 500,360
Pioneer Natural Resources
Company
225,000 4.450%,  1/15/2026 260,138
Plains All American Pipeline, LP
800,000 4.500%,  12/15/2026 895,844
750,000 3.550%,  12/15/2029 784,488
QEP Resources, Inc.
170,000 5.625%,  3/1/2026 186,414
Range Resources Corporation
120,000 9.250%,  2/1/2026 125,400
Regency Energy Partners, LP
448,000 5.875%,  3/1/2022 468,387
Sabine Pass Liquefaction, LLC
351,000 6.250%,  3/15/2022 369,401
426,000 5.625%,  4/15/2023 467,992
480,000 5.750%,  5/15/2024 548,704
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
i
318,101
Southwestern Energy Company
245,000 7.500%,  4/1/2026 257,005
Suncor Energy, Inc.
270,000 3.600%,  12/1/2024 297,810
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,062
475,000 4.000%,  10/1/2027 519,575
Sunoco, LP
285,000 5.875%,  3/15/2028 307,800
120,000 4.500%,  5/15/2029
i
124,800
Targa Resources Partners, LP
180,000 5.375%,  2/1/2027 189,067
Transocean Guardian, Ltd.
210,600 5.875%,  1/15/2024
i
176,904
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 125,400
W&T Offshore, Inc.
260,000 9.750%,  11/1/2023
i
183,950
Weatherford International, Ltd.
150,000 8.750%,  9/1/2024
i
150,000
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 484,980
Western Midstream Operating, LP
130,000 6.250%,  2/1/2050 143,000
240,000 4.100%,  2/1/2025 247,337
Principal
Amount Long-Term Fixed Income (15.2%) Value
Energy (0.5%) - continued
$ 240,000 3.950%,  6/1/2025 $ 244,800
Williams Companies, Inc.
600,000 7.500%,  1/15/2031 815,223
Williams Partners, LP
300,000 4.500%,  11/15/2023 330,724
475,000 6.300%,  4/15/2040 630,966
WPX Energy, Inc.
105,000 5.750%,  6/1/2026 110,381
240,000 4.500%,  1/15/2030 254,400
Total 35,468,908
Financials (1.1%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
i
517,883
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,424
335,000 4.350%,  11/3/2045 453,567
AerCap Ireland Capital DAC
420,000 3.500%,  1/15/2025 445,867
575,000 3.875%,  1/23/2028
g
621,130
Air Lease Corporation
1,000 2.500%,  3/1/2021 1,003
Aircastle, Ltd.
700,000 5.000%,  4/1/2023 746,091
Ally Financial, Inc.
470,000 5.750%,  11/20/2025 547,081
American International Group, Inc.
336,000 4.125%,  2/15/2024 371,977
220,000 3.750%,  7/10/2025 247,121
650,000 3.900%,  4/1/2026 741,024
Ares Capital Corporation
425,000 3.875%,  1/15/2026 460,422
Athene Global Funding
6,000 4.000%,  1/25/2022
i
6,213
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,i
474,696
375,000 2.570%,  11/25/2035
b,i
382,342
AvalonBay Communities, Inc.
500,000 3.500%,  11/15/2025 562,184
Aviation Capital Group, LLC
485,000 2.875%,  1/20/2022
i
491,087
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
i
380,614
125,000 4.250%,  4/15/2026
i
134,641
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
i
459,544
Banco Santander SA
600,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
606,022
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
10,684
448,000 4.000%,  4/1/2024 497,234
750,000 4.200%,  8/26/2024 841,344
1,070,000 4.000%,  1/22/2025 1,202,315
650,000 3.458%,  3/15/2025
b
707,610
550,000 3.824%,  1/20/2028
b
631,495
600,000 2.496%,  2/13/2031
b
636,894
400,000 2.592%,  4/29/2031
b
428,636
650,000 1.922%,  10/24/2031
b
658,203
561,000 5.875%,  2/7/2042 852,698

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Financials (1.1%) - continued
Bank of New York Mellon
Corporation
$ 40,000 2.500%,  4/15/2021 $ 40,180
Barclays Bank plc
112,000 10.179%,  6/12/2021
i
116,485
Barclays plc
448,000 3.650%,  3/16/2025 492,861
665,000 3.564%,  9/23/2035
b
720,554
Boston Properties, LP
525,000 4.500%,  12/1/2028 627,646
BPCE SA
590,000 3.500%,  10/23/2027
i
657,755
Camden Property Trust
900,000 3.150%,  7/1/2029 1,012,728
CANPACK SA
290,000 3.125%,  11/1/2025
i
291,450
Capital One Financial Corporation
750,000 4.200%,  10/29/2025 855,390
Cascades USA, Inc.
390,000 5.125%,  1/15/2026
i
411,938
CIT Group, Inc.
160,000 5.250%,  3/7/2025 181,600
Citigroup, Inc.
910,000 4.400%,  6/10/2025 1,040,508
448,000 3.200%,  10/21/2026 500,533
1,070,000 3.668%,  7/24/2028
b
1,212,589
336,000 4.125%,  7/25/2028 392,901
600,000 3.520%,  10/27/2028
b
678,057
348,000 4.650%,  7/23/2048 478,850
CNA Financial Corporation
250,000 3.900%,  5/1/2029 297,330
Comerica, Inc.
180,000 3.700%,  7/31/2023 194,180
Commerzbank AG
600,000 8.125%,  9/19/2023
i
700,838
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,416,000 4.625%,  12/1/2023 1,578,089
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
i
260,000
Credit Agricole SA
600,000 3.250%,  1/14/2030
i
657,984
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,i
261,387
350,000 7.250%,  9/12/2025
b,i,l
393,832
750,000 2.193%,  6/5/2026
b,i
783,630
450,000 3.869%,  1/12/2029
b,i
509,460
Credit Suisse Group Funding
(Guernsey), Ltd.
21,000 3.800%,  9/15/2022 22,179
Danske Bank AS
675,000 3.244%,  12/20/2025
b,i
722,183
Deutsche Bank AG
925,000 3.547%,  9/18/2031
b
1,003,110
Discover Bank
400,000 2.450%,  9/12/2024 422,965
600,000 4.682%,  8/9/2028
b
637,800
Duke Realty, LP
450,000 2.875%,  11/15/2029 497,261
ERP Operating, LP
90,000 3.375%,  6/1/2025 99,450
Principal
Amount Long-Term Fixed Income (15.2%) Value
Financials (1.1%) - continued
ESH Hospitality, Inc.
$ 240,000 5.250%,  5/1/2025
i
$ 246,000
120,000 4.625%,  10/1/2027
i
123,000
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 538,646
First Horizon National Corporation
775,000 4.000%,  5/26/2025 865,652
Fortress Transportation
150,000 6.500%,  10/1/2025
i
156,767
GE Capital Funding, LLC
1,550,000 4.400%,  5/15/2030
i
1,826,253
GE Capital International Funding
Company
890,000 4.418%,  11/15/2035 1,061,273
Global Net Lease, Inc.
370,000 3.750%,  12/15/2027
i
381,609
Goldman Sachs Group, Inc.
842,000
4.128%,  (LIBOR 3M +
3.922%), 2/4/2021
b,l
840,299
700,000 3.625%,  2/20/2024 761,714
790,000 4.750%,  10/21/2045 1,098,518
HCP, Inc.
176,000 3.400%,  2/1/2025 194,383
Healthpeak Properties, Inc.
400,000 2.875%,  1/15/2031 430,860
HSBC Holdings plc
464,000 6.875%,  6/1/2021
b,l
472,120
750,000 3.803%,  3/11/2025
b
818,901
425,000 3.900%,  5/25/2026 484,999
725,000 4.950%,  3/31/2030 907,070
Icahn Enterprises, LP
410,000 6.375%,  12/15/2025 424,145
International Lease Finance
Corporation
284,000 5.875%,  8/15/2022 306,853
iStar, Inc.
230,000 4.250%,  8/1/2025 227,125
J.P. Morgan Chase & Company
10,000 2.776%,  4/25/2023
b
10,323
750,000 3.875%,  9/10/2024 839,657
690,000 3.125%,  1/23/2025 755,597
580,000 3.900%,  7/15/2025 658,867
360,000 3.300%,  4/1/2026 402,829
675,000 4.203%,  7/23/2029
b
806,668
400,000 2.522%,  4/22/2031
b
429,707
1,370,000 3.882%,  7/24/2038
b
1,666,350
Kimco Realty Corporation
510,000 3.300%,  2/1/2025 557,365
Liberty Mutual Group, Inc.
224,000 4.950%,  5/1/2022
i
237,023
Lloyds Banking Group plc
70,000 2.907%,  11/7/2023
b
73,136
925,000 3.870%,  7/9/2025
b
1,020,096
MassMutual Global Funding
400,000 2.750%,  6/22/2024
i
429,493
MetLife, Inc.
355,000 4.050%,  3/1/2045 454,431
MGM Growth Properties Operating
Partnership, LP
170,000 4.625%,  6/15/2025
i
182,070
140,000 5.750%,  2/1/2027 157,062

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Financials (1.1%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 7,000 2.998%,  2/22/2022 $ 7,210
600,000 3.287%,  7/25/2027 676,836
800,000 2.048%,  7/17/2030 836,165
Mizuho Financial Group, Inc.
660,000 1.979%,  9/8/2031
b
676,100
Morgan Stanley
224,000
4.047%,  (LIBOR 3M +
3.810%), 4/15/2021
b,l
221,760
153,000
1.398%,  (LIBOR 3M +
1.180%), 1/20/2022
b
153,078
55,000 3.125%,  1/23/2023 58,042
250,000 2.188%,  4/28/2026
b
264,008
540,000 4.350%,  9/8/2026 636,762
720,000 3.591%,  7/22/2028
b
821,697
100,000 3.772%,  1/24/2029
b
115,880
720,000 3.622%,  4/1/2031
b
836,104
MPT Operating Partnership, LP
445,000 4.625%,  8/1/2029 478,375
330,000 3.500%,  3/15/2031 340,725
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 367,136
295,000 3.850%,  6/30/2026 338,493
Nationwide Building Society
400,000 3.622%,  4/26/2023
b,i
415,476
Natwest Group plc
945,000 3.032%,  11/28/2035
b
977,328
Omega Healthcare Investors, Inc.
375,000 3.375%,  2/1/2031 393,917
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
i
366,750
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 817,480
Quicken Loans, LLC
190,000 3.625%,  3/1/2029
i
193,800
190,000 3.875%,  3/1/2031
i
197,125
Realty Income Corporation
475,000 4.125%,  10/15/2026 559,097
250,000 1.800%,  3/15/2033 251,069
Regency Centers, LP
720,000 4.125%,  3/15/2028 820,674
Reinsurance Group of America,
Inc.
510,000 4.700%,  9/15/2023 563,376
Royal Bank of Scotland Group plc
500,000 6.000%,  12/29/2025
b,l
547,685
475,000 4.445%,  5/8/2030
b
565,161
Service Properties Trust
200,000 4.500%,  6/15/2023 201,000
110,000 4.750%,  10/1/2026 108,625
150,000 5.500%,  12/15/2027 163,940
Societe Generale SA
354,000 4.750%,  11/24/2025
i
401,241
Springleaf Finance Corporation
390,000 6.875%,  3/15/2025 452,888
230,000 6.625%,  1/15/2028 273,125
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 371,973
Principal
Amount Long-Term Fixed Income (15.2%) Value
Financials (1.1%) - continued
Synchrony Financial
$ 155,000 4.250%,  8/15/2024 $ 171,236
350,000 3.950%,  12/1/2027 392,417
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
i
384,659
UDR, Inc.
400,000 2.100%,  8/1/2032 407,440
Ventas Realty, LP
500,000 3.100%,  1/15/2023 524,640
VEREIT Operating Partnership, LP
500,000 2.850%,  12/15/2032 522,478
VICI Properties, LP
150,000 4.250%,  12/1/2026
i
155,573
80,000 3.750%,  2/15/2027
i
81,800
150,000 4.625%,  12/1/2029
i
160,500
80,000 4.125%,  8/15/2030
i
84,450
Voya Financial, Inc.
425,000 3.125%,  7/15/2024 459,235
Wells Fargo & Company
750,000 4.125%,  8/15/2023 819,221
10,000
1.444%,  (LIBOR 3M +
1.230%), 10/31/2023
b
10,158
350,000 3.000%,  2/19/2025 380,429
450,000 3.000%,  4/22/2026 495,151
450,000 3.000%,  10/23/2026 498,691
550,000 2.393%,  6/2/2028
b
585,300
310,000 4.900%,  11/17/2045 412,639
Westpac Banking Corporation
900,000 2.668%,  11/15/2035
b
927,144
Total 77,671,872
Mortgage-Backed Securities (4.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
16,029,069 3.000%,  3/25/2050 16,822,999
7,466,331 3.000%,  4/1/2050 7,834,776
5,819,298 3.500%,  7/1/2047 6,175,284
Federal National Mortgage
Association
3,451,082 4.500%,  5/1/2048 3,751,414
6,611,148 3.500%,  10/1/2048 6,984,407
3,674,911 3.500%,  6/1/2049 3,886,470
7,474,195 3.500%,  8/1/2049 7,899,337
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
26,125,000 1.500%,  1/1/2036
e
26,876,281
55,050,000 2.000%,  1/1/2036
e
57,544,847
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,400,000 1.500%,  1/1/2051
e
6,465,242
74,825,000 2.000%,  1/1/2051
e,m
77,715,604
37,219,000 2.500%,  1/1/2051
e
39,228,196
6,000,000 2.000%,  2/1/2051
e,m
6,220,773
28,000,000 2.500%,  2/1/2051
e
29,460,120
11,492,972 4.000%,  7/1/2048 12,276,316
Total 309,142,066

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Technology (0.4%)
Apple, Inc.
$ 300,000 3.000%,  2/9/2024 $ 322,876
95,000 3.200%,  5/11/2027 107,227
640,000 3.000%,  6/20/2027 716,652
960,000 3.000%,  11/13/2027 1,081,763
835,000 3.750%,  9/12/2047 1,044,887
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 272,871
Avnet, Inc.
335,000 3.750%,  12/1/2021 343,097
Baidu, Inc.
500,000 3.425%,  4/7/2030 552,955
Black Knight InfoServ, LLC
60,000 3.625%,  9/1/2028
i
61,425
Broadcom Corporation
391,000 3.875%,  1/15/2027 439,339
500,000 3.500%,  1/15/2028 550,881
Broadcom, Inc.
250,000 5.000%,  4/15/2030 303,752
CDW, LLC
150,000 4.250%,  4/1/2028 158,364
CommScope Technologies
Finance, LLC
637,000 6.000%,  6/15/2025
i
651,332
Diamond 1 Finance Corporation
1,300,000 6.020%,  6/15/2026
i
1,586,941
Diamond Sports Group, LLC
250,000 5.375%,  8/15/2026
i
203,125
420,000 6.625%,  8/15/2027
i
254,100
Fiserv, Inc.
775,000 2.250%,  6/1/2027 825,619
480,000 2.650%,  6/1/2030 519,039
Gartner, Inc.
170,000 4.500%,  7/1/2028
i
179,350
160,000 3.750%,  10/1/2030
i
168,000
Hewlett Packard Enterprise
Company
475,000 4.650%,  10/1/2024 539,084
Intel Corporation
600,000 3.100%,  2/15/2060 659,083
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
i
337,600
250,000 5.250%,  7/15/2030
i
270,000
KLA Corporation
720,000 3.300%,  3/1/2050 810,971
Lam Research Corporation
600,000 2.875%,  6/15/2050 645,259
Marvell Technology Group, Ltd.
350,000 4.200%,  6/22/2023 378,732
475,000 4.875%,  6/22/2028 560,850
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 286,538
Microsoft Corporation
797,000 2.675%,  6/1/2060 861,632
700,000 4.200%,  11/3/2035 918,382
890,000 3.700%,  8/8/2046 1,126,900
NCR Corporation
610,000 6.125%,  9/1/2029
i
675,575
NVIDIA Corporation
675,000 3.500%,  4/1/2040 809,497
Principal
Amount Long-Term Fixed Income (15.2%) Value
Technology (0.4%) - continued
NXP BV/NXP Funding, LLC
$ 700,000 4.875%,  3/1/2024
i
$ 789,434
Open Text Corporation
480,000 4.125%,  2/15/2030
i
510,624
Oracle Corporation
10,000 2.500%,  5/15/2022 10,267
332,000 2.400%,  9/15/2023 349,074
360,000 2.950%,  5/15/2025 395,253
750,000 2.800%,  4/1/2027 826,835
600,000 3.850%,  7/15/2036 723,708
625,000 3.600%,  4/1/2040 731,341
Plantronics, Inc.
420,000 5.500%,  5/31/2023
i
421,050
PTC, Inc.
130,000 3.625%,  2/15/2025
i
133,644
110,000 4.000%,  2/15/2028
i
115,294
Qorvo, Inc.
200,000 3.375%,  4/1/2031
i
206,500
Rackspace Technology Global,
Inc.
230,000 5.375%,  12/1/2028
i
240,971
Sensata Technologies, Inc.
420,000 3.750%,  2/15/2031
i
435,364
Shift4 Payments, LLC
80,000 4.625%,  11/1/2026
i
83,200
SS&C Technologies, Inc.
600,000 5.500%,  9/30/2027
i
640,812
Switch, Ltd.
240,000 3.750%,  9/15/2028
i
243,600
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 774,683
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 129,857
240,000 3.125%,  8/15/2027 266,380
Vmware, Inc.
400,000 4.650%,  5/15/2027 467,885
Xerox Holdings Corporation
230,000 5.000%,  8/15/2025
i
244,782
Total 27,964,256
Transportation (0.1%)
Air Canada Pass Through Trust
90,502 3.875%,  3/15/2023
i
88,125
Air Lease Corporation
180,000 3.500%,  1/15/2022 185,236
American Airlines, Inc.
170,000 11.750%,  7/15/2025
i
196,052
Boeing Company
313,000 5.805%,  5/1/2050 431,706
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 525,695
550,000 5.050%,  3/1/2041 765,394
285,000 4.450%,  3/15/2043 383,411
CSX Corporation
360,000 3.800%,  4/15/2050 444,380
700,000 3.350%,  9/15/2049 794,904
Delta Air Lines, Inc.
360,000 7.000%,  5/1/2025
i
415,563
120,000 7.375%,  1/15/2026 137,049

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Transportation (0.1%) - continued
Mileage Plus Holdings, LLC
$ 240,000 6.500%,  6/20/2027
i
$ 258,000
Southwest Airlines Company
525,000 4.750%,  5/4/2023 570,580
500,000 5.125%,  6/15/2027 594,581
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,910
United Parcel Service, Inc.
480,000 4.450%,  4/1/2030 600,118
XPO Logistics, Inc.
287,000 6.750%,  8/15/2024
i
304,938
Total 6,705,642
U.S. Government & Agencies (4.9%)
U.S. Treasury Bonds
880,000 1.625%,  11/15/2050 874,775
20,205,000 2.250%,  11/15/2027 22,425,972
18,050,000 2.875%,  5/15/2028 20,903,451
5,830,000 5.250%,  11/15/2028 7,856,836
7,700,000 1.625%,  8/15/2029 8,232,383
1,580,000 1.500%,  2/15/2030 1,670,541
2,050,000 4.375%,  5/15/2040 3,106,951
2,600,000 1.375%,  11/15/2040 2,566,281
11,465,000 3.000%,  5/15/2042 14,721,329
25,124,000 2.500%,  5/15/2046 29,956,444
16,725,000 2.875%,  5/15/2049 21,550,424
U.S. Treasury Notes
1,845,000 1.500%,  9/30/2021 1,864,027
1,700,000 2.500%,  1/15/2022 1,741,634
1,900,000 1.125%,  2/28/2022 1,922,414
275,000 0.125%,  6/30/2022 275,032
8,320,000 1.875%,  7/31/2022 8,549,450
15,930,000 0.125%,  10/31/2022 15,931,867
8,115,000 2.000%,  11/30/2022 8,405,365
11,580,000 2.500%,  3/31/2023 12,192,473
350,000 0.125%,  10/15/2023 349,727
16,710,000 2.500%,  1/31/2024 17,901,240
1,460,000 2.125%,  7/31/2024 1,559,576
95,000 2.250%,  11/15/2024 102,325
13,150,000 2.125%,  11/30/2024 14,106,971
43,700,000 2.875%,  5/31/2025 48,614,543
12,650,000 2.625%,  1/31/2026 14,085,973
64,360,000 2.500%,  2/28/2026 71,334,010
Total 352,802,014
Utilities (0.4%)
Alabama Power Company
7,000 2.450%,  3/30/2022 7,173
Ameren Illinois Company
450,000 4.500%,  3/15/2049 611,039
American Water Capital
Corporation
650,000 2.800%,  5/1/2030 717,138
Appalachian Power Company
238,000 3.300%,  6/1/2027 265,631
Arizona Public Service Company
50,000 3.500%,  12/1/2049 59,903
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 474,057
Principal
Amount Long-Term Fixed Income (15.2%) Value
Utilities (0.4%) - continued
Calpine Corporation
$ 380,000 4.500%,  2/15/2028
i
$ 395,200
CenterPoint Energy, Inc.
185,000 3.850%,  2/1/2024 202,318
700,000 2.500%,  9/1/2024 744,300
420,000 4.250%,  11/1/2028 497,426
CMS Energy Corporation
336,000 2.950%,  2/15/2027 364,883
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 417,710
180,000 4.350%,  11/15/2045 234,305
Consolidated Edison Company of
New York, Inc.
550,000 4.125%,  5/15/2049 678,727
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 217,413
Consumers Energy Company
550,000 4.350%,  4/15/2049 758,994
DTE Electric Company
265,000 3.700%,  3/15/2045 319,666
360,000 3.700%,  6/1/2046 437,657
Duke Energy Carolinas, LLC
440,000 3.700%,  12/1/2047 530,395
Duke Energy Corporation
448,000 3.750%,  9/1/2046 521,277
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 357,122
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 538,655
Edison International
975,000 5.750%,  6/15/2027 1,166,347
Exelon Corporation
375,000 4.700%,  4/15/2050 497,799
240,000 5.100%,  6/15/2045 324,635
336,000 4.450%,  4/15/2046 427,763
FirstEnergy Corporation
150,000 2.850%,  7/15/2022 152,453
ITC Holdings Corporation
67,000 4.050%,  7/1/2023 72,184
224,000 5.300%,  7/1/2043 298,803
Mississippi Power Company
340,000 3.950%,  3/30/2028 396,134
Monongahela Power Company
275,000 5.400%,  12/15/2043
i
371,872
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 346,274
575,000 3.700%,  3/15/2029 672,045
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
i
587,125
NiSource Finance Corporation
236,000 3.490%,  5/15/2027 267,508
415,000 5.650%,  2/1/2045 596,060
NiSource, Inc.
550,000 3.600%,  5/1/2030 636,113
NRG Energy, Inc.
80,000 3.375%,  2/15/2029
i
81,904
80,000 3.625%,  2/15/2031
i
82,304

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (15.2%) Value
Utilities (0.4%) - continued
Oncor Electric Delivery Company,
LLC
$ 394,000 3.750%,  4/1/2045 $ 480,470
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 373,568
350,000 3.950%,  12/1/2047 361,621
PG&E Corporation
160,000 5.000%,  7/1/2028 170,400
130,000 5.250%,  7/1/2030 143,000
PPL Capital Funding, Inc.
515,000 5.000%,  3/15/2044 663,923
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 439,953
Public Service Electric & Gas
Company
350,000 3.000%,  5/15/2027 389,213
San Diego Gas and Electric
Company
600,000 4.150%,  5/15/2048 753,234
South Carolina Electric & Gas
Company
700,000 5.100%,  6/1/2065 1,100,734
Southern California Edison
Company
485,000 4.000%,  4/1/2047 568,747
Southern Company
320,000 2.950%,  7/1/2023 338,848
325,000 3.250%,  7/1/2026 364,491
450,000 4.400%,  7/1/2046 565,173
Southern Company Gas Capital
Corporation
590,000 4.400%,  5/30/2047 739,691
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 210,564
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 323,950
Talen Energy Supply, LLC
330,000 7.625%,  6/1/2028
i
355,575
TerraForm Power Operating, LLC
305,000 5.000%,  1/31/2028
i
342,713
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 596,072
Vistra Operations Company, LLC
430,000 5.000%,  7/31/2027
i
455,800
Total 26,066,052
Total Long-Term Fixed Income
(cost $1,013,305,583) 1,090,224,163
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
59,724,799 Thrivent Cash Management Trust 59,724,799
Total Collateral Held for
Securities Loaned
(cost $59,724,799) 59,724,799
Shares or
Principal
Amount Short-Term Investments ( 7.0% ) Value
Federal Home Loan Bank Discount
Notes
6,300,000 0.095%, 1/6/2021
n,o
$ 6,299,975
13,500,000 0.060%, 1/12/2021
n,o
13,499,790
600,000 0.085%, 1/14/2021
n,o
599,988
6,600,000 0.070%, 1/19/2021
n,o
6,599,807
5,800,000 0.069%, 1/26/2021
n,o
5,799,752
7,500,000 0.050%, 1/27/2021
n,o
7,499,665
2,500,000 0.070%, 2/9/2021
n,o
2,499,800
300,000 0.075%, 2/17/2021
n,o
299,971
100,000 0.080%, 2/24/2021
n,o
99,989
3,800,000 0.078%, 3/5/2021
n,o
3,799,430
12,900,000 0.077%, 3/10/2021
n,o
12,897,904
24,500,000 0.060%, 3/16/2021
n,o
24,495,651
Thrivent Core Short-Term Reserve
Fund
41,772,922 0.240% 417,729,221
U.S. Treasury Bills
300,000 0.073%, 2/11/2021
n
299,981
Total Short-Term Investments
(cost $502,383,078) 502,420,924
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
137 $136.50, expires 2/19/2021 32,109
Put on 30-Yr. U.S. Treasury Bond
Futures
132 $168.00, expires 2/19/2021 80,438
Total Options Purchased
(cost $163,963) 112,547
Total Investments (cost
$5,843,583,105) 104.1% $7,471,462,299
Other Assets and Liabilities, Net
(4.1%) (294,721,770)
Total Net Assets 100.0% $7,176,740,529

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2020.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $156,173,045 or
2.2% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2020.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of December
31, 2020 was $909,844 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of December
31, 2020.
Security
Acquisition
Date Cost
Siemens
Financieringsmaatschappij
NV, 3/16/2047 3/7/2017 $ 680,322
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,638,422
Common Stock 55,040,066
Total lending $57,678,488
Gross amount payable upon return of
collateral for securities loaned $59,724,799
Net amounts due to counterparty
$2,046,311
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,679,273,976
Gross unrealized depreciation (77,888,998)
Net unrealized appreciation (depreciation) $ 1,601,384,978
Cost for federal income tax purposes $ 5,860,626,887

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,352,770 – 3,050,814 301,956
Capital Goods 5,487,609 – 5,487,609 –
Communications Services 14,131,776 – 14,131,776 –
Consumer Cyclical 9,523,710 – 9,523,710 –
Consumer Non-Cyclical 10,513,800 – 9,892,600 621,200
Energy 1,733,080 – 1,733,080 –
Financials 5,295,134 – 5,295,134 –
Technology 4,852,386 – 4,852,386 –
Transportation 1,757,949 – 1,757,949 –
Utilities 2,614,469 – 2,614,469 –
Registered Investment Companies
Unaffiliated 50,921,560 50,921,560 – –
Affiliated 2,675,116,832 2,675,116,832 – –
Common Stock
Communications Services 148,490,298 148,427,894 62,404 –
Consumer Discretionary 346,141,161 346,135,140 6,021 –
Consumer Staples 57,364,553 57,364,553 – –
Energy 31,319,210 31,319,210 – –
Financials 272,438,631 269,356,101 3,082,530 –
Health Care 356,134,662 356,134,662 – –
Industrials 306,363,785 306,363,785 – –
Information Technology 634,374,609 634,010,851 363,758 –
Materials 72,459,775 69,565,161 2,894,608 6
Real Estate 119,502,135 119,502,135 – –
Utilities 20,980,789 20,980,789 – –
Long-Term Fixed Income
Asset-Backed Securities 52,898,751 – 50,798,751 2,100,000
Basic Materials 13,918,678 – 13,918,678 –
Capital Goods 20,483,394 – 20,483,394 –
Collateralized Mortgage Obligations 37,787,185 – 37,787,185 –
Commercial Mortgage-Backed Securities 8,069,217 – 8,069,217 –
Communications Services 41,171,089 – 41,171,089 –
Consumer Cyclical 32,622,795 – 32,622,795 –
Consumer Non-Cyclical 47,452,244 – 47,452,244 –
Energy 35,468,908 – 35,468,908 –
Financials 77,671,872 – 77,671,872 –
Mortgage-Backed Securities 309,142,066 – 309,142,066 –
Technology 27,964,256 – 27,964,256 –
Transportation 6,705,642 – 6,705,642 –
U.S. Government & Agencies 352,802,014 – 352,802,014 –
Utilities 26,066,052 – 26,066,052 –
Short-Term Investments 84,691,703 – 84,691,703 –
Options Purchased 112,547 112,547 – –
Subtotal Investments in Securities $6,325,899,096 $5,085,311,220 $1,237,564,714 $3,023,162
Other Investments  * Total
Affiliated Short-Term Investments 417,729,221
Affiliated Registered Investment Companies 668,109,183
Collateral Held for Securities Loaned 59,724,799
Subtotal Other Investments $1,145,563,203
Total Investments at Value $7,471,462,299
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 29,245,219 29,245,219 – –
Total Asset Derivatives $29,245,219 $29,245,219 $– $–
Liability Derivatives
Futures Contracts 38,675,821 38,675,821 – –
Call Options Written 68,348 – – 68,348
Total Liability Derivatives $38,744,169 $38,675,821 $– $68,348
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling $84,391,722 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 491 March 2021 $ 108,382,088 $ 117,403
CBOT U.S. Long Bond 150 March 2021 26,178,059 (199,934)
CME E-mini Russell 2000 Index 42 March 2021 4,144,759 2,320
CME E-mini S&P 500 Index 5,103 March 2021 933,333,979 23,172,341
CME E-mini S&P Mid-Cap 400 Index 12 March 2021 2,719,944 44,256
ICE US mini MSCI Emerging Markets Index 3,378 March 2021 211,745,050 5,831,930
Total Futures Long Contracts $ 1,286,503,879 $ 28,968,316
CBOT 10-Yr. U.S. Treasury Note (167) March 2021 ( $ 23,011,541) ( $ 47,506)
CBOT 5-Yr. U.S. Treasury Note (62) March 2021 (7,799,753) (22,419)
CME E-mini Russell 2000 Index (6,276) March 2021 (598,916,862) (20,775,378)
CME E-mini S&P Mid-Cap 400 Index (2,213) March 2021 (495,098,728) (14,665,822)
CME Euro Foreign Exchange Currency (139) March 2021 (21,023,704) (253,721)
CME Ultra Long Term U.S. Treasury Bond (22) March 2021 (4,724,253) 25,878
Eurex Euro STOXX 50 Index (511) March 2021 (21,872,625) (232,400)
ICE mini MSCI EAFE Index (1,689) March 2021 (177,467,419) (2,478,641)
Ultra 10-Yr. U.S. Treasury Note (83) March 2021 (13,028,919) 51,091
Total Futures Short Contracts ( $ 1,362,943,804) ($38,398,918)
Total Futures Contracts ( $ 76,439,925) ($9,430,602)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of December 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 137.00 $ 136.50 February 2021 18,916,703 $ 32,109 ( $ 32,455)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 132.00 168.00 February 2021 22,860,750 80,438 (18,961)
Total Options Purchased Contracts $112,547 ($51,416)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (6.00) $ 103.25 February 2021 (6,220,774) ( $ 42,098) ( $ 13,504)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (6.00) 103.44 January 2021 (6,231,789) (26,250) (6,328)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($68,348) ($19,832)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Moderately
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 29,050,847
Total Equity Contracts 29,050,847
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 194,372
Total Interest Rate Contracts 194,372
Total Asset Derivatives $29,245,219
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 253,721
Total Foreign Exchange Contracts 253,721
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 38,152,241
Total Equity Contracts 38,152,241
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 269,859
Options Written Net Assets - Distributable earnings/(accumulated loss) 19,832
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 51,416
Total Interest Rate Contracts 341,107
Total Liability Derivatives $38,747,069
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (82,612,035)
Total Equity Contracts
(82,612,035)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (2,520,066)
Total Foreign Exchange Contracts (2,520,066)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 163,047
Options Purchased Net realized gains/(losses) on Investments (33,352)
Futures Net realized gains/(losses) on Futures contracts 1,334,547
Total Interest Rate Contracts
1,464,242
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,182,900
Total Credit Contracts
1,182,900
Total ($82,484,959)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,394,958)
Total Foreign Exchange Contracts (1,394,958)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (14,876,525)
Total Equity Contracts (14,876,525)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (19,832)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (51,416)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (83,787)
Total Interest Rate Contracts (155,035)
Total ($16,426,518)
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,052,210,557
Futures - Short (1,050,386,122)
Interest Rate Contracts
Futures - Long 133,248,988
Futures - Short (64,772,841)
Options Purchased 7,642,959
Options Written (12,438,928)
Foreign Exchange Contracts
Futures - Long 44,742,153
Futures - Short (3,907,685)
Credit Contracts
Credit Default Swaps - Buy
Protection (54,251)
Credit Default Swaps - Sell
Protection (137,870)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $75,829 $13,000 $– $93,863 9,051 1.3%
Core Emerging Markets Equity – 61,032 – 71,546 6,068 1.0
Core International Equity 220,517 3,180 83,200 141,026 14,376 2.0
Core Low Volatility Equity 242,502 101,351 – 361,674 28,704 5.0
Global Stock 408,855 46,922 – 471,052 33,287 6.6
High Yield 61,624 3,130 – 63,326 13,570 0.9
Income 180,729 6,487 – 201,882 17,642 2.8
International Allocation 574,628 23,610 32,000 554,547 54,722 7.7
International Index – 32,847 – 42,672 3,372 0.6
Large Cap Value 490,008 18,044 – 511,765 26,681 7.1
Limited Maturity Bond 101,072 2,159 – 105,124 10,404 1.5
Mid Cap Stock 482,077 18,449 – 586,630 25,858 8.2
Small Cap Stock 112,575 12,030 – 138,119 6,600 1.9
Total Affiliated Registered Investment
Companies 2,950,416 3,343,226 46.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 527,067 1,364,494 1,473,599 417,729 41,773 5.8
Total Affiliated Short-Term Investments 527,067 417,729 5.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 30,577 778,418 749,270 59,725 59,725 0.8
Total Collateral Held for Securities Loaned 30,577 59,725 0.8
Total Value $3,508,060 $3,820,680
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $5,034 $ – $3,851
Core Emerging Markets Equity – 10,514 – 532
Core International Equity (2,882) 3,411 – 3,180
Core Low Volatility Equity – 17,821 962 6,388
Global Stock – 15,275 40,143 6,778
High Yield – (1,428) – 3,130
Income – 14,666 900 5,588
International Allocation (28,233) 16,542 8,055 15,555
International Index – 9,825 385 462
Large Cap Value – 3,713 9,566 8,478
Limited Maturity Bond – 1,893 – 2,158
Mid Cap Stock – 86,104 16,147 2,303
Small Cap Stock – 13,514 11,319 711
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (272) 39 – 3,990
Total Income/Non Income Cash from Affiliated
Investments $63,104
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 3 260
Total Affiliated Income from Securities Loaned, Net $260
Total Value $(31,387) $196,923 $87,480

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.1% )
a
Value
Basic Materials (0.1%)
Avantor Funding, Inc., Term Loan
$ 730,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 730,460
Ball Metalpack Finco, LLC, Term
Loan
502,125
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
491,831
Hexion, Inc., Term Loan
597,153
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
b
591,182
Innophos Holdings, Inc., Term
Loan
595,500
3.647%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
594,011
Nouryon USA, LLC, Term Loan
1,467,776
3.153%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,450,647
Pixelle Specialty Solutions, LLC,
Term Loan
1,078,860
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,073,736
PQ Corporation, Term Loan
506,142
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
505,615
Total 5,437,482
Capital Goods (0.2%)
Asplundh Tree Expert, LLC, Term
Loan
379,050
2.647%,  (LIBOR 1M +
2.500%), 9/4/2027
b
379,763
Flex Acquisition Company, Inc.
Term Loan
1,315,494
3.225%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,298,063
Gemini HDPE, LLC, Term Loan
885,000
0.000%,  (LIBOR 1M +
3.000%), 12/28/2027
b,d,e
878,363
GFL Environmental, Inc., Term
Loan
915,000
0.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
915,760
Graham Packaging Company,
Inc., Term Loan
578,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
579,376
Mauser Packaging Solutions
Holding Company, Term Loan
924,510
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
890,997
MI Windows and Doors, Inc., Term
Loan
825,000
4.500%,  (LIBOR 3M +
3.750%), 12/15/2027
b,d,e
826,031
Navistar, Inc., Term Loan
1,497,650
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,494,280
Reynolds Group Holdings, Inc.,
Term Loan
418,844
2.897%,  (LIBOR 1M +
2.750%), 2/5/2023
b
416,749
625,000
3.397%,  (LIBOR 1M +
3.250%), 2/16/2026
b
619,531
Principal
Amount Bank Loans (2.1%)
a
Value
Capital Goods (0.2%) - continued
TransDigm, Inc., Term Loan
$ 2,089,348
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
$ 2,044,740
Vertiv Group Corporation, Term
Loan
2,009,812
3.153%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,995,684
Total 12,339,337
Communications Services (0.5%)
Altice France SA, Term Loan
622,425
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
608,371
Cablevision Lightpath, LLC, Term
Loan
885,000
3.750%,  (LIBOR 3M +
3.250%), 12/1/2027
b
882,513
CCI Buyer, Inc., Term Loan
225,000
0.000%,  (LIBOR 1M +
4.000%), 12/12/2027
b,d,e
224,624
CenturyLink, Inc., Term Loan
1,395,900
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,379,847
CommScope, Inc., Term Loan
1,134,257
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,124,332
Coral-US Co-Borrower, LLC, Term
Loan
2,495,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,461,218
Diamond Sports Group, LLC, Term
Loan
1,786,507
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,573,984
E.W. Scripps Company, Term Loan
880,000
0.000%,  (LIBOR 1M +
3.000%), 12/15/2027
b,d,e
880,000
Eagle Broadband Investments,
LLC, Term Loan
1,475,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b,d,e
1,472,242
Entercom Media Corporation, Term
Loan
895,113
2.648%,  (LIBOR 1M +
2.500%), 11/17/2024
b
872,736
GCI, LLC, Term Loan
1,391,512
3.500%,  (LIBOR 3M +
2.750%), 10/15/2025
b,d,e
1,384,124
Gray Television, Inc., Term Loan
540,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
535,178
HCP Acquisition, LLC, Term Loan
1,360,190
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,359,618
iHeartCommunications, Inc., Term
Loan
694,737
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
682,579
Meredith Corporation, Term Loan
763,083
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
766,517

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Communications Services (0.5%) - continued
NEP Group, Inc., Term Loan
$ 1,479,800
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 1,399,240
140,000
7.147%,  (LIBOR 1M +
7.000%), 10/19/2026
b
118,720
Nexstar Broadcasting, Inc., Term
Loan
1,347,163
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
1,336,561
Nielsen Finance, LLC, Term Loan
487,550
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
489,885
Radiate Holdco, LLC, Term Loan
2,100,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,100,987
SBA Senior Finance II, LLC, Term
Loan
1,071,466
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,058,362
Terrier Media Buyer, Inc., Term
Loan
792,000
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
791,754
318,400
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
317,604
TNS, Inc., Term Loan
534,140
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
528,798
Virgin Media Bristol, LLC, Term
Loan
710,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,d,e
708,850
WideOpenWest Finance, LLC,
Term Loan
1,113,020
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,107,143
Xplornet Communications, Inc.,
Term Loan
910,787
4.897%,  (LIBOR 1M +
4.750%), 6/10/2027
b
911,014
Ziggo Financing Partnership, Term
Loan
1,320,000
2.659%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,310,509
Total 28,387,310
Consumer Cyclical (0.3%)
1011778 B.C., LLC, Term Loan
1,492,462
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,469,613
Caesars Resort Collection, LLC,
Term Loan
1,172,063
4.647%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,172,426
Carnival Corporation, Term Loan
588,521
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
604,706
Cengage Learning, Inc., Term
Loan
581,772
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
556,715
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.3%) - continued
Four Seasons Hotels, Ltd., Term
Loan
$ 911,515
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
$ 904,186
Golden Entertainment, Inc., Term
Loan
1,992,725
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,943,226
Golden Nugget, LLC, Term Loan
588,360
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
566,755
Harbor Freight Tools USA, Inc.,
Term Loan
1,145,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
1,143,088
LCPR Loan Financing, LLC, Term
Loan
2,345,000
5.159%,  (LIBOR 1M +
5.000%), 10/15/2026
b
2,351,355
Michaels Stores, Inc., Term Loan
832,913
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
825,624
Penn National Gaming, Inc., Term
Loan
1,027,397
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,013,147
Scientific Games International,
Inc., Term Loan
3,773,055
2.897%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,679,672
Staples, Inc., Term Loan
199,438
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
194,651
676,735
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
654,199
Stars Group Holdings BV, Term
Loan
1,022,437
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,025,566
Tenneco, Inc., Term Loan
879,805
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
856,341
Wyndham Hotels & Resorts, Inc.,
Term Loan
630,487
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
625,444
Total 19,586,714
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
703,215
4.414%,  (LIBOR 3M +
4.250%), 5/6/2024
b
702,041
Bausch Health Americas, Inc.,
Term Loan
1,684,786
3.148%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,677,423
Bellring Brands, LLC, Term Loan
331,330
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
332,324
Change Healthcare Holdings, LLC,
Term Loan
669,898
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
666,214

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Chobani, LLC, Term Loan
$ 453,862
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
$ 452,274
CNT Holdings I Corporation, Term
Loan
590,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
588,985
165,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
167,475
Dole Food Company, Inc., Term
Loan
1,183,949
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,180,990
Endo International plc, Term Loan
632,801
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
621,727
Froneri U.S., Inc., Term Loan
417,900
2.397%,  (LIBOR 1M +
2.250%), 1/31/2027
b
413,303
Global Medical Response, Inc.,
Term Loan
2,980,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,955,177
Grifols Worldwide Operations USA,
Inc., Term Loan
822,922
2.102%,  (LIBOR 1W +
2.000%), 11/15/2027
b
815,211
IQVIA, Inc., Term Loan
327,462
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
325,169
Jaguar Holding Company II, Term
Loan
882,665
3.500%,  (LIBOR 1M +
2.500%), 8/18/2022
b
881,897
JBS USA LUX SA, Term Loan
1,257,600
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,246,596
MPH Acquisition Holdings, LLC,
Term Loan
2,608,790
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,594,128
Ortho-Clinical Diagnostics SA,
Term Loan
2,991,241
3.398%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,944,877
Plantronics, Inc., Term Loan
719,280
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
702,420
Precision Medicine Group, LLC,
Term Loan
130,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
130,000
980,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b,c
980,000
Sotera Health Holdings, LLC, Term
Loan
711,062
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
713,138
US Foods, Inc., Term Loan
476,260
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
468,630
Total 21,559,999
Principal
Amount Bank Loans (2.1%)
a
Value
Energy (0.1%)
Buckeye Partners, LP, Term Loan
$ 953,919
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b
$ 951,983
Calpine Corporation, Term Loan
1,145,000
2.650%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,136,413
Energizer Holdings, Inc., Term
Loan
171,667
0.000%,  (LIBOR 3M +
2.250%), 12/16/2027
b,d,e
171,346
85,000
0.000%,  (LIBOR 1M +
2.250%), 12/16/2027
b,d,e
84,841
Lealand Finance Company BV,
Term Loan
249,630
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
161,635
Lummus Technology Holdings V,
LLC, Term Loan
997,500
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
997,081
Total 3,503,299
Financials (0.1%)
Asurion, LLC, Term Loan
1,270,000
0.000%,  (LIBOR 1M +
3.250%), 12/18/2026
b,d,e
1,255,649
Avolon TLB Borrower 1 US, LLC,
Term Loan
717,275
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
711,450
BPR Nimbus, LLC, Term Loan
759,609
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
715,506
Delos Finance SARL, Term Loan
600,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
598,998
INEOS U.S. Finance, LLC, Term
Loan
476,317
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
470,496
Level 3 Financing, Inc., Term Loan
1,355,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,331,003
MoneyGram International, Inc.,
Term Loan
837,250
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
837,041
Newco Financing Partnership,
Term Loan
952,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
952,976
Northriver Midstream Finance, LP,
Term Loan
819,520
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
b
805,064
Tronox Finance, LLC, Term Loan
518,759
3.197%,  (LIBOR 1M +
3.000%), 9/22/2024
b
515,455

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Financials (0.1%) - continued
UPC Financing Partnership, Term
Loan
$ 952,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
$ 952,976
Total 9,146,614
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,013,766
3.714%,  (LIBOR 3M +
3.500%), 8/21/2026
b
973,935
Prime Security Services Borrower,
LLC, Term Loan
2,643,688
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
2,650,297
Rackspace Technology Global,
Inc., Term Loan
2,657,357
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,651,378
SS&C Technologies, Inc., Term
Loan
419,478
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
413,605
327,233
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
322,652
1,104,162
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,090,504
Zayo Group Holdings, Inc., Term
Loan
1,710,316
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,697,488
Total 9,799,859
Transportation (0.1%)
Delta Air Lines, Inc., Term Loan
427,850
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
433,887
Genesee & Wyoming, Inc., Term
Loan
1,191,000
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,187,463
Mileage Plus Holdings, LLC, Term
Loan
655,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
680,794
SkyMiles IP, Ltd., Term Loan
745,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
771,328
United Airlines, Inc., Term Loan
890,745
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
870,704
Total 3,944,176
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
205,568
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
204,968
Core and Main, LP, Term Loan
1,267,100
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,259,713
Principal
Amount Bank Loans (2.1%)
a
Value
Utilities (0.1%) - continued
EnergySolutions, LLC, Term Loan
$ 726,375
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
$ 713,358
Exgen Renewables IV, LLC, Term
Loan
1,175,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
1,173,238
Pacific Gas and Electric Company,
Term Loan
1,487,525
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
b
1,502,772
Talen Energy Supply, LLC, Term
Loan
517,275
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
507,359
Total 5,361,408
Total Bank Loans
(cost $118,858,740) 119,066,198
Principal
Amount Long-Term Fixed Income ( 38.8% ) Value
Asset-Backed Securities (1.9%)
Access Group, Inc.
448,238
0.648%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
443,927
Aimco CLO 10, Ltd.
2,150,000
1.536%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
2,150,716
Aimco CLO 11, Ltd.
3,475,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,g
3,479,083
Ares CLO, Ltd.
3,000,000
1.618%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
2,998,314
Ares XXXIIR CLO, Ltd.
1,500,000
1.161%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,g
1,489,473
2,600,000
2.221%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,g
2,600,624
Benefit Street Partners CLO IV, Ltd.
2,200,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
2,200,099
Buttermilk Park CLO, Ltd.
5,250,000
1.637%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
5,247,092
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
1.687%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
3,415,722
Carvana Auto Receivables Trust
123,785
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
124,487

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Asset-Backed Securities (1.9%) - continued
CBAM, Ltd.
$ 3,500,000
1.517%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
$ 3,500,123
Cent CLO, LP
775,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
765,250
CIFC Funding, Ltd.
1,225,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,g
1,227,550
Colony American Finance Trust
3,358,191
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
3,577,644
Commonbond Student Loan Trust
647,546
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
641,074
CoreVest American Finance Trust
3,893,513
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
4,103,401
DRB Prime Student Loan Trust
269,773
2.043%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,g
270,342
Dryden 36 Senior Loan Fund
1,800,000
2.204%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
1,800,931
Dryden Senior Loan Fund
3,000,000
1.618%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
2,999,991
Earnest Student Loan Program
2016-D, LLC
349,361
2.720%,  1/25/2041, Ser.
2016-D, Class A2
g
352,466
Earnest Student Loan Program,
LLC
310,058
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
311,637
ECMC Group Student Loan Trust
1,573,965
1.298%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,g
1,580,481
Flatiron CLO, Ltd.
1,225,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,g
1,226,814
Galaxy XX CLO, Ltd.
2,650,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
2,628,877
Golub Capital Partners, Ltd.
1,750,000
1.398%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,g
1,743,289
2,569,000
1.418%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
2,560,900
Principal
Amount Long-Term Fixed Income (38.8%) Value
Asset-Backed Securities (1.9%) - continued
Goodgreen
$ 2,582,688
3.860%,  10/15/2054, Ser.
2019-1A, Class A
g
$ 2,729,686
Home Partners of America Trust
3,787,251
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
3,982,466
3,722,676
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
3,914,713
Laurel Road Prime Student Loan
Trust
812,595
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
g
827,231
1,956,462
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,g
2,027,528
Madison Park Funding XIV, Ltd.
2,375,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
2,361,527
Magnetite XII, Ltd.
2,600,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
2,600,070
Mountain View CLO, Ltd.
1,825,000
1.357%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,g
1,815,963
MRA Issuance Trust
4,350,000
1.500%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,c,g
4,350,000
National Collegiate Trust
1,113,941
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
1,090,015
Neuberger Berman CLO XIV, Ltd.
2,375,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,g
2,368,037
Neuberger Berman CLO, Ltd.
1,000,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
997,473
Octagon Investment Partners XVI,
Ltd.
600,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
599,683
OneMain Financial Issuance Trust
2,730,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
g
2,879,262
OZLM VIII, Ltd.
818,558
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,g
817,568
Palmer Square CLO, Ltd.
2,500,000
2.226%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,e,g
2,500,000
Palmer Square Loan Funding, Ltd.
2,023,554
1.068%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,g
2,020,318

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Asset-Backed Securities (1.9%) - continued
$ 1,700,000
1.868%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
$ 1,700,087
PPM CLO 3, Ltd.
2,000,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
2,000,004
Pretium Mortgage Credit Partners,
LLC
2,008,854
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
g,h
2,022,650
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
g
2,051,917
Saxon Asset Securities Trust
860,035
3.623%,  8/25/2035, Ser.
2004-2, Class MF2
b
864,507
Shackleton CLO, Ltd.
1,750,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,g
1,745,942
SLM Student Loan Trust
1,024,557
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
997,105
THL Credit Wind River CLO, Ltd.
950,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,g
953,762
U.S. Small Business Administration
98,230
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 101,482
Upstart Securitization Trust
1,802,153
1.702%,  11/20/2030, Ser.
2020-3, Class A
g
1,811,307
Voya CLO, Ltd.
1,497,660
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
1,495,676
Whitebox CLO II, Ltd.
1,350,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,g
1,351,697
Total 108,417,983
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
1,150,000 2.700%,  5/15/2040 1,237,597
Alcoa Nederland Holding BV
540,000 5.500%,  12/15/2027
g
590,906
Anglo American Capital plc
720,000 4.875%,  5/14/2025
g
832,705
BWAY Holding Company
490,000 5.500%,  4/15/2024
g
499,668
Cleveland-Cliffs, Inc.
370,000 5.750%,  3/1/2025
i
375,550
320,000 9.875%,  10/17/2025
g
376,400
Dow Chemical Company
600,000 4.800%,  11/30/2028 737,312
DowDuPont, Inc.
1,275,000 4.493%,  11/15/2025 1,488,063
Principal
Amount Long-Term Fixed Income (38.8%) Value
Basic Materials (0.4%) - continued
EI du Pont de Nemours &
Company
$ 675,000 2.300%,  7/15/2030 $ 717,603
First Quantum Minerals, Ltd.
695,000 7.500%,  4/1/2025
g
723,669
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 513,887
520,000 4.250%,  3/1/2030 560,300
Glencore Funding, LLC
160,000 4.125%,  5/30/2023
g
173,032
1,064,000 4.000%,  3/27/2027
g
1,203,148
Ingevity Corporation
610,000 3.875%,  11/1/2028
g
614,575
International Paper Company
1,420,000 4.350%,  8/15/2048
i
1,856,584
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 534,692
900,000 4.500%,  7/15/2027 1,040,499
Kraton Polymers, LLC
540,000 4.250%,  12/15/2025
g
550,854
Methanex Corporation
780,000 5.250%,  12/15/2029 845,301
Norbord, Inc.
710,000 5.750%,  7/15/2027
g
763,264
Novelis Corporation
830,000 5.875%,  9/30/2026
g
867,350
210,000 4.750%,  1/30/2030
g
226,247
OCI NV
600,000 4.625%,  10/15/2025
g
622,500
Olin Corporation
805,000 5.125%,  9/15/2027 842,143
Steel Dynamics, Inc.
1,225,000 1.650%,  10/15/2027 1,261,973
Syngenta Finance NV
1,200,000 3.933%,  4/23/2021
g
1,208,051
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,242,206
Tronox Finance plc
320,000 5.750%,  10/1/2025
g
332,000
Vale Overseas, Ltd.
840,000 6.250%,  8/10/2026 1,041,600
401,000 6.875%,  11/21/2036 587,718
Total 24,467,397
Capital Goods (0.7%)
AECOM
1,280,000 5.125%,  3/15/2027 1,424,422
Amsted Industries, Inc.
925,000 5.625%,  7/1/2027
g
982,812
Ardagh Packaging Finance plc
360,000 6.000%,  2/15/2025
g
373,050
280,000 5.250%,  8/15/2027
g
293,947
BAE Systems plc
1,450,000 1.900%,  2/15/2031
g
1,465,008
Berry Global, Inc.
470,000 4.875%,  7/15/2026
g
504,869
Boeing Company
1,250,000 5.040%,  5/1/2027 1,460,793
600,000 5.150%,  5/1/2030 726,102
1,250,000 5.705%,  5/1/2040 1,616,391

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Capital Goods (0.7%) - continued
Carrier Global Corporation
$ 875,000 2.700%,  2/15/2031 $ 939,576
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 967,483
CNH Industrial Capital, LLC
1,120,000 4.875%,  4/1/2021 1,130,957
CNH Industrial NV
700,000 3.850%,  11/15/2027 788,300
Covanta Holding Corporation
650,000 6.000%,  1/1/2027 682,726
135,000 5.000%,  9/1/2030 144,442
Crown Cork & Seal Company, Inc.
1,100,000 7.375%,  12/15/2026 1,339,250
Emerson Electric Company
1,150,000 1.800%,  10/15/2027 1,214,711
GFL Environmental, Inc.
150,000 4.000%,  8/1/2028
g,i
151,125
610,000 3.500%,  9/1/2028
g
622,328
H&E Equipment Services, Inc.
720,000 3.875%,  12/15/2028
g
725,422
Howmet Aerospace, Inc.
520,000 6.875%,  5/1/2025 613,600
Ingersoll-Rand Luxembourg
Finance SA
1,225,000 3.500%,  3/21/2026 1,381,125
Jeld-Wen, Inc.
500,000 4.625%,  12/15/2025
g
510,255
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,825,016
Lockheed Martin Corporation
586,000 3.600%,  3/1/2035 707,134
1,024,000 4.500%,  5/15/2036 1,347,705
284,000 6.150%,  9/1/2036 431,225
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,385,925
Owens-Brockway Glass Container,
Inc.
370,000 5.875%,  8/15/2023
g
396,363
Republic Services, Inc.
850,000 2.900%,  7/1/2026 938,899
Reynolds Group Issuer, Inc.
48,000 5.125%,  7/15/2023
g
48,590
Roper Technologies, Inc.
750,000 1.400%,  9/15/2027 759,188
564,000 4.200%,  9/15/2028 672,399
750,000 1.750%,  2/15/2031 746,655
Siemens
Financieringsmaatschappij NV
455,000 4.200%,  3/16/2047
*
607,008
SRM Escrow Issuer, LLC
640,000 6.000%,  11/1/2028
g
669,974
Standard Industries, Inc.
1,040,000 4.375%,  7/15/2030
g
1,112,519
Textron, Inc.
710,000 3.375%,  3/1/2028 783,054
TransDigm, Inc.
370,000 6.250%,  3/15/2026
g
394,050
1,030,000 5.500%,  11/15/2027 1,082,839
United Rentals North America, Inc.
1,370,000 4.000%,  7/15/2030 1,441,925
Principal
Amount Long-Term Fixed Income (38.8%) Value
Capital Goods (0.7%) - continued
United Technologies Corporation
$ 775,000 4.450%,  11/16/2038 $ 976,023
1,000,000 3.750%,  11/1/2046 1,184,722
WESCO Distribution, Inc.
210,000 7.250%,  6/15/2028
g
238,831
Total 38,808,738
Collateralized Mortgage Obligations (1.2%)
Ajax Mortgage Loan Trust
2,607,150
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
2,644,554
Alternative Loan Trust
839,479
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 685,298
Bellemeade Re, Ltd.
448,038
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
447,343
605,574
1.248%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
605,574
1,309,053
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
1,312,307
BRAVO Residential Funding Trust
331,832
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
341,957
Citicorp Mortgage Securities, Inc.
1,876,914
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,839,408
Citigroup Mortgage Loan Trust,
Inc.
221,815
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 227,820
Countrywide Alternative Loan Trust
800,013
2.714%,  10/25/2035, Ser.
2005-43, Class 4A1
b
769,492
596,420
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 326,244
1,244,657
7.000%,  10/25/2037, Ser.
2007-24, Class A10 682,722
Countrywide Home Loans, Inc.
261,620
5.750%,  4/25/2037, Ser.
2007-3, Class A27 189,947
Credit Suisse Mortgage Trust
2,765,715
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
2,957,664
6,010,990
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,g
6,029,008
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
94,892
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 83,577
Federal Home Loan Mortgage
Corporation - REMIC
25,876,974
2.000%,  11/25/2050, Ser.
5038, Class NI
j
2,959,663
1,384,966
4.000%,  7/15/2031, Ser.
4104, Class KI
j
76,345
2,352,349
3.000%,  2/15/2033, Ser.
4170, Class IG
j
227,356

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
$ 2,589,771
3.000%,  3/15/2033, Ser.
4180, Class PI
j
$ 267,734
Federal National Mortgage
Association
36,000,000
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
1,967,569
Federal National Mortgage
Association - REMIC
4,703,002
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
275,027
FWD Securitization Trust
2,130,522
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
2,182,584
Galton Funding Mortgage Trust
2017-1
1,043,492
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
1,062,451
GCAT Trust
118,632
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,h
121,010
Greenpoint Mortgage Funding
Trust
708,269
0.348%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
634,795
GS Mortgage-Backed Securities
Trust
674,579
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
685,685
Legacy Mortgage Asset Trust
568,084
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
578,072
MASTR Alternative Loans Trust
1,057,624
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
166,418
Merrill Lynch Alternative Note
Asset Trust
224,655
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 145,203
MFA NQM1 Trust
880,551
1.787%,  8/25/2049, Ser.
2020-NQM1, Class A2
b,g
886,168
MFRA Trust
1,371,025
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
g,h
1,376,212
New Residential Mortgage Loan
Trust
1,912,012
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
1,935,293
New York Mortgage Trust
2,206,468
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
2,218,817
Oak Street Investment
1,797,384
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
1,811,712
Octagon Investment Partners 32,
Ltd.
1,150,000
2.487%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,g
1,139,252
Principal
Amount Long-Term Fixed Income (38.8%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 1,824,001
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
$ 1,846,140
RCO Mortgage, LLC
3,340,204
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
3,344,411
Renaissance Home Equity Loan
Trust
2,223,345
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
h
1,175,991
Residential Accredit Loans, Inc.
Trust
840,157
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 836,268
296,991
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 297,413
Residential Asset Securitization
Trust
1,137,781
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 990,628
Sequoia Mortgage Trust
989,526
3.118%,  9/20/2046, Ser.
2007-1, Class 4A1
b
766,869
Silver Hill Trust
1,115,000
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,152,279
Starwood Mortgage Residential
Trust
843,554
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
859,090
Toorak Mortgage Corporation
2,450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,487,868
Verus Securitization Trust
376,121
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,g
377,502
327,136
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
328,823
779,553
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
785,277
2,238,713
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
2,299,686
1,516,889
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
1,552,505
1,357,416
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,g
1,376,332
4,438,534
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,g
4,565,957
1,380,600
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,g
1,407,698
WaMu Mortgage Pass Through
Certificates
154,190
3.039%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
147,132
153,099
3.019%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
150,198
Total 66,608,348

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Commercial Mortgage-Backed Securities (0.3%)
BBCMS Mortgage Trust
$ 14,591,218
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
$ 2,033,317
BFLD Trust
2,250,000
1.309%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,g
2,256,334
825,000
1.859%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
827,674
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,153,816
3.000%,  3/15/2045, Ser.
4741, Class GA 1,193,928
Federal National Mortgage
Association - ACES
23,993,345
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,j
2,734,620
GS Mortgage Securities Trust
4,000,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,260,262
Morgan Stanley Capital I Trust
14,885,722
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,150,204
Total 15,456,339
Communications Services (1.3%)
Altice France SA
440,000 5.500%,  1/15/2028
g
460,024
American Tower Corporation
700,000 2.900%,  1/15/2030 762,636
1,150,000 2.100%,  6/15/2030 1,179,672
AT&T, Inc.
1,129,000 3.500%,  9/15/2053
g
1,124,696
1,200,000 2.300%,  6/1/2027 1,279,030
1,550,000 4.350%,  3/1/2029 1,847,336
822,000 4.300%,  2/15/2030 981,895
1,100,000 5.250%,  3/1/2037 1,430,020
1,090,000 4.900%,  8/15/2037 1,365,300
450,000 5.550%,  8/15/2041 597,601
British Telecommunications plc
1,225,000 4.500%,  12/4/2023 1,356,422
Cable One, Inc.
220,000 4.000%,  11/15/2030
g
228,525
CCO Holdings, LLC
570,000 5.500%,  5/1/2026
g
590,662
640,000 5.125%,  5/1/2027
g
679,162
1,230,000 4.750%,  3/1/2030
g
1,327,170
510,000 4.500%,  8/15/2030
g
541,237
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 776,325
1,400,000 4.200%,  3/15/2028 1,614,769
1,320,000 6.484%,  10/23/2045 1,870,420
Comcast Corporation
1,325,000 4.950%,  10/15/2058 2,007,651
850,000 4.049%,  11/1/2052 1,085,076
750,000 3.950%,  10/15/2025 861,482
1,250,000 4.250%,  10/15/2030 1,538,359
690,000 4.400%,  8/15/2035 882,282
Principal
Amount Long-Term Fixed Income (38.8%) Value
Communications Services (1.3%) - continued
$ 1,115,000 4.750%,  3/1/2044 $ 1,524,369
550,000 4.600%,  8/15/2045 741,803
Cox Communications, Inc.
1,400,000 3.350%,  9/15/2026
g
1,572,640
Crown Castle International
Corporation
792,000 5.250%,  1/15/2023 866,601
836,000 3.200%,  9/1/2024 908,120
CSC Holdings, LLC
110,000 4.125%,  12/1/2030
g
115,016
2,100,000 4.625%,  12/1/2030
g
2,191,875
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,674,163
Embarq Corporation
700,000 7.995%,  6/1/2036 863,415
Entercom Media Corporation
360,000 6.500%,  5/1/2027
g
365,850
Fox Corporation
680,000 3.500%,  4/8/2030 772,012
Front Range BidCo, Inc.
870,000 4.000%,  3/1/2027
g
872,175
Frontier Communications
Corporation
320,000 5.875%,  10/15/2027
g
346,000
GCI, LLC
400,000 4.750%,  10/15/2028
g
426,620
Hughes Satellite Systems
Corporation
210,000 6.625%,  8/1/2026 237,609
iHeartCommunications, Inc.
780,000 4.750%,  1/15/2028
g
803,400
LCPR Senior Secured Financing
DAC
360,000 6.750%,  10/15/2027
g
387,450
Level 3 Financing, Inc.
915,000 4.625%,  9/15/2027
g
955,658
740,000 4.250%,  7/1/2028
g
760,350
Meredith Corporation
440,000 6.500%,  7/1/2025
g
466,400
Netflix, Inc.
1,255,000 4.875%,  4/15/2028 1,415,264
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
g
589,188
Nielsen Finance, LLC
470,000 5.625%,  10/1/2028
g
510,679
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 604,644
330,000 4.200%,  6/1/2030
i
396,175
SBA Communications Corporation
440,000 3.875%,  2/15/2027
g
462,132
Scripps Escrow II, Inc.
290,000 3.875%,  1/15/2029
g
302,324
SFR Group SA
930,000 7.375%,  5/1/2026
g
978,825
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
g
635,925
Sirius XM Radio, Inc.
1,250,000 5.000%,  8/1/2027
g
1,328,138
170,000 4.125%,  7/1/2030
g
180,944
Sprint Capital Corporation
460,000 6.875%,  11/15/2028 606,501

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Communications Services (1.3%) - continued
$ 290,000 8.750%,  3/15/2032 $ 459,179
Sprint Corporation
840,000 7.250%,  9/15/2021 874,020
370,000 7.125%,  6/15/2024 432,674
1,255,000 7.625%,  2/15/2025 1,500,773
Time Warner Entertainment
Company, LP
1,341,000 8.375%,  3/15/2023 1,567,374
T-Mobile USA, Inc.
380,000 4.500%,  2/1/2026 388,487
1,100,000 3.750%,  4/15/2027
g
1,252,680
900,000 4.375%,  4/15/2040
g
1,098,333
Univision Communications, Inc.
740,000 6.625%,  6/1/2027
g
794,686
VeriSign, Inc.
310,000 4.750%,  7/15/2027 332,576
Verizon Communications, Inc.
3,054,000 4.272%,  1/15/2036 3,783,558
1,450,000 2.650%,  11/20/2040 1,464,291
Viacom, Inc.
840,000 5.850%,  9/1/2043 1,166,855
ViaSat, Inc.
300,000 5.625%,  9/15/2025
g
306,840
Virgin Media Secured Finance plc
550,000 5.500%,  8/15/2026
g
571,313
Vodafone Group plc
1,250,000 4.875%,  6/19/2049 1,668,340
VTR Finance NV
270,000 6.375%,  7/15/2028
g,i
294,975
Walt Disney Company
1,200,000 2.200%,  1/13/2028 1,283,857
1,650,000 2.650%,  1/13/2031 1,807,849
1,400,000 3.500%,  5/13/2040 1,643,410
Ziggo BV
634,000 5.500%,  1/15/2027
g
661,738
Total 74,603,825
Consumer Cyclical (1.1%)
1011778 B.C., ULC
1,210,000 4.375%,  1/15/2028
g
1,246,300
Allied Universal Holdco, LLC
440,000 6.625%,  7/15/2026
g
469,172
Allison Transmission, Inc
590,000 3.750%,  1/30/2031
g
603,644
Amazon.com, Inc.
250,000 1.500%,  6/3/2030 253,776
1,420,000 3.875%,  8/22/2037 1,769,252
852,000 4.050%,  8/22/2047 1,123,107
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027 694,650
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 211,757
Brookfield Property REIT, Inc.
195,000 5.750%,  5/15/2026
g
192,382
Brookfield Residential Properties,
Inc.
900,000 6.250%,  9/15/2027
g
957,375
Carnival Corporation
430,000 11.500%,  4/1/2023
g
497,218
Principal
Amount Long-Term Fixed Income (38.8%) Value
Consumer Cyclical (1.1%) - continued
$ 300,000 10.500%,  2/1/2026
g
$ 349,500
150,000 7.625%,  3/1/2026
g
163,423
Cedar Fair, LP
490,000 5.250%,  7/15/2029 504,479
Colt Merger Sub, Inc.
900,000 6.250%,  7/1/2025
g
958,500
CVS Health Corporation
1,200,000 3.625%,  4/1/2027 1,365,047
D.R. Horton, Inc.
1,150,000 2.600%,  10/15/2025 1,240,153
Dana, Inc.
560,000 5.625%,  6/15/2028
i
602,969
Empire Communities Corporation
180,000 7.000%,  12/15/2025
g
189,695
Ford Motor Company
250,000 9.000%,  4/22/2025 307,212
140,000 9.625%,  4/22/2030 197,575
630,000 7.450%,  7/16/2031 807,975
Ford Motor Credit Company, LLC
1,420,000 4.063%,  11/1/2024 1,491,809
1,100,000 4.134%,  8/4/2025 1,153,625
Gap, Inc.
280,000 8.625%,  5/15/2025
g
312,276
General Motors Company
1,200,000 6.125%,  10/1/2025 1,455,271
1,150,000 6.800%,  10/1/2027 1,477,312
General Motors Financial
Company, Inc.
1,250,000 3.150%,  6/30/2022 1,294,123
560,000 3.950%,  4/13/2024 609,872
Hanesbrands, Inc.
820,000 4.875%,  5/15/2026
g
890,725
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
g
371,000
Hilton Domestic Operating
Company, Inc.
1,290,000 4.875%,  1/15/2030 1,409,325
Home Depot, Inc.
1,330,000 5.400%,  9/15/2040 1,942,426
840,000 4.250%,  4/1/2046 1,112,562
700,000 3.900%,  6/15/2047 892,444
Hyundai Capital America
750,000 1.250%,  9/18/2023
g
758,836
International Game Technology plc
580,000 5.250%,  1/15/2029
g
624,950
KB Home
490,000 4.800%,  11/15/2029 537,775
Kohl's Corporation
715,000 9.500%,  5/15/2025 927,266
715,000 5.550%,  7/17/2045 769,198
L Brands, Inc.
600,000 6.625%,  10/1/2030
g
667,500
Landry's, Inc.
460,000 6.750%,  10/15/2024
g
456,697
Lennar Corporation
1,985,000 4.875%,  12/15/2023 2,193,425
1,225,000 4.750%,  5/30/2025 1,399,562
Live Nation Entertainment, Inc.
290,000 3.750%,  1/15/2028
e,g
293,016

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Consumer Cyclical (1.1%) - continued
Mastercard, Inc.
$ 875,000 3.300%,  3/26/2027 $ 997,888
830,000 3.950%,  2/26/2048 1,071,337
Mattamy Group Corporation
1,130,000 5.250%,  12/15/2027
g
1,194,975
McDonald's Corporation
1,200,000 2.125%,  3/1/2030 1,264,511
1,365,000 4.450%,  3/1/2047 1,770,727
MGM Resorts International
1,015,000 6.000%,  3/15/2023 1,089,856
Norwegian Cruise Line Holdings,
Ltd.
290,000 10.250%,  2/1/2026
g
339,300
Owl Rock Capital Corporation
1,250,000 3.400%,  7/15/2026 1,266,968
Prime Security Services Borrower,
LLC
1,140,000 5.750%,  4/15/2026
g
1,248,300
215,000 3.375%,  8/31/2027
g
213,387
Royal Caribbean Cruises, Ltd.
590,000 9.125%,  6/15/2023
g
640,150
210,000 11.500%,  6/1/2025
g
245,500
Scientific Games International, Inc.
650,000 5.000%,  10/15/2025
g
670,728
SeaWorld Parks and
Entertainment, Inc.
290,000 9.500%,  8/1/2025
g
314,831
Six Flags Entertainment
Corporation
400,000 5.500%,  4/15/2027
g,i
411,000
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
g
291,600
Staples, Inc.
710,000 7.500%,  4/15/2026
g
741,432
Target Corporation
1,000,000 2.250%,  4/15/2025 1,072,213
Tenneco, Inc.
290,000 5.000%,  7/15/2026 266,800
TJX Companies, Inc.
675,000 3.875%,  4/15/2030 809,528
ViacomCBS, Inc.
1,200,000 4.200%,  5/19/2032 1,445,298
Visa, Inc.
1,150,000 2.700%,  4/15/2040 1,253,556
Volkswagen Group of America
Finance, LLC
1,500,000 4.250%,  11/13/2023
g
1,649,612
Walmart, Inc.
825,000 3.250%,  7/8/2029 959,679
Wyndham Destinations, Inc.
350,000 6.625%,  7/31/2026
g
400,750
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
g
223,396
Yum! Brands, Inc.
950,000 4.750%,  1/15/2030
g
1,041,675
ZF North America Capital, Inc.
290,000 4.750%,  4/29/2025
g
312,507
Total 60,953,660
Principal
Amount Long-Term Fixed Income (38.8%) Value
Consumer Non-Cyclical (1.6%)
Abbott Laboratories
$ 1,000,000 4.750%,  11/30/2036 $ 1,376,508
AbbVie, Inc.
675,000 2.950%,  11/21/2026 746,667
1,250,000 4.300%,  5/14/2036 1,537,284
450,000 4.850%,  6/15/2044 594,650
560,000 4.700%,  5/14/2045 731,443
2,000,000 4.875%,  11/14/2048 2,701,198
Albertson's Companies, Inc.
770,000 7.500%,  3/15/2026
g
861,668
715,000 3.500%,  3/15/2029
g
722,150
Altria Group, Inc.
2,725,000 5.800%,  2/14/2039 3,586,214
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,338,250
Anheuser-Busch Companies, LLC
2,240,000 4.700%,  2/1/2036 2,841,230
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 2,448,943
1,350,000 4.375%,  4/15/2038 1,669,543
150,000 4.600%,  4/15/2048 189,502
Anthem, Inc.
900,000 3.125%,  5/15/2050 986,120
1,400,000 4.625%,  5/15/2042 1,822,881
Aramark Services, Inc.
280,000 6.375%,  5/1/2025
g,i
299,250
BAT Capital Corporation
1,136,000 4.540%,  8/15/2047 1,259,532
Bausch Health Companies, Inc.
170,000 5.000%,  1/30/2028
g
175,192
650,000 5.000%,  2/15/2029
g
668,330
Baxalta, Inc.
569,000 4.000%,  6/23/2025 642,572
Becton, Dickinson and Company
1,350,000 3.794%,  5/20/2050 1,600,726
214,000 3.734%,  12/15/2024 237,219
865,000 3.700%,  6/6/2027 992,315
Campbell Soup Company
345,000 2.375%,  4/24/2030 364,230
Cargill, Inc.
1,200,000 3.250%,  5/23/2029
g
1,355,792
Centene Corporation
690,000 4.750%,  1/15/2025 708,099
210,000 4.250%,  12/15/2027 222,600
490,000 4.625%,  12/15/2029 544,003
580,000 3.000%,  10/15/2030 614,742
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 521,250
Cigna Corporation
1,325,000 4.800%,  8/15/2038 1,724,174
Clorox Company
1,180,000 3.100%,  10/1/2027 1,326,635
Community Health Systems, Inc.
290,000 6.000%,  1/15/2029
g
313,275
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 1,046,244
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,278,883
475,000 2.875%,  5/1/2030 520,217

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Consumer Non-Cyclical (1.6%) - continued
CVS Health Corporation
$ 2,545,000 4.875%,  7/20/2035 $ 3,296,175
DaVita, Inc.
680,000 4.625%,  6/1/2030
g
720,800
DENTSPLY SIRONA, Inc.
1,375,000 3.250%,  6/1/2030 1,530,566
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
g
311,663
Encompass Health Corporation
770,000 4.500%,  2/1/2028 804,650
Energizer Holdings, Inc.
900,000 4.750%,  6/15/2028
g
947,250
Express Scripts Holding Company
1,685,000 4.800%,  7/15/2046 1,904,957
General Mills, Inc.
550,000 2.875%,  4/15/2030 609,511
Gilead Sciences, Inc.
2,550,000 2.600%,  10/1/2040 2,570,672
H. J. Heinz Company
140,000 5.200%,  7/15/2045 166,232
HCA, Inc.
1,750,000 5.375%,  2/1/2025 1,967,927
HLF Financing SARL, LLC
420,000 7.250%,  8/15/2026
g
445,593
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
g
1,340,652
JBS Investments II GmbH
130,000 5.750%,  1/15/2028
g
139,101
JBS USA, LLC
610,000 5.750%,  6/15/2025
g
629,825
630,000 5.500%,  1/15/2030
g
723,719
Kellogg Company
1,200,000 2.100%,  6/1/2030 1,259,802
Keurig Dr. Pepper, Inc.
875,000 3.200%,  5/1/2030 990,172
Kimberly-Clark Corporation
650,000 3.100%,  3/26/2030 748,132
710,000 3.900%,  5/4/2047 918,418
Kraft Foods Group, Inc.
670,000 5.000%,  6/4/2042 785,039
Kraft Heinz Foods Company
1,090,000 4.625%,  1/30/2029 1,246,666
1,030,000 3.750%,  4/1/2030
g
1,100,274
Medtronic, Inc.
80,000 4.625%,  3/15/2045 113,323
Molina Healthcare, Inc.
490,000 4.375%,  6/15/2028
g
515,725
Mondelez International, Inc.
350,000 2.750%,  4/13/2030 384,224
MPH Acquisition Holdings, LLC
280,000 5.750%,  11/1/2028
g
273,700
Mylan, Inc.
260,000 3.125%,  1/15/2023
g
272,895
1,250,000 4.550%,  4/15/2028 1,485,396
Par Pharmaceutical, Inc.
660,000 7.500%,  4/1/2027
g
716,100
Pilgrim's Pride Corporation
290,000 5.875%,  9/30/2027
g
314,537
Principal
Amount Long-Term Fixed Income (38.8%) Value
Consumer Non-Cyclical (1.6%) - continued
Quest Diagnostics, Inc.
$ 1,200,000 2.800%,  6/30/2031 $ 1,314,839
Reynolds American, Inc.
1,563,000 5.700%,  8/15/2035 1,974,051
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
g
1,017,872
Scotts Miracle-Gro Company
720,000 4.500%,  10/15/2029 775,800
SEG Holding, LLC
560,000 5.625%,  10/15/2028
g
590,800
Simmons Foods, Inc.
435,000 5.750%,  11/1/2024
g
444,244
Smithfield Foods, Inc.
820,000 2.650%,  10/3/2021
g
827,238
Spectrum Brands, Inc.
210,000 5.500%,  7/15/2030
g
226,275
Syneos Health, Inc.
250,000 3.625%,  1/15/2029
g
250,691
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,753,221
Teleflex, Inc.
630,000 4.250%,  6/1/2028
g
667,800
Tenet Healthcare Corporation
350,000 4.625%,  7/15/2024 358,757
970,000 5.125%,  11/1/2027
g
1,026,988
Teva Pharmaceutical Finance
Netherlands III BV
590,000 2.800%,  7/21/2023 584,100
Thermo Fisher Scientific, Inc.
720,000 4.133%,  3/25/2025 818,524
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 639,428
UnitedHealth Group, Inc.
1,400,000 2.950%,  10/15/2027 1,572,001
2,470,000 4.625%,  7/15/2035 3,309,118
VRX Escrow Corporation
1,585,000 6.125%,  4/15/2025
g
1,633,596
Zoetis, Inc.
670,000 4.700%,  2/1/2043 916,155
Total 90,504,725
Energy (1.2%)
Antero Midstream Partners, LP
220,000 5.750%,  3/1/2027
g
216,150
Antero Resources Corporation
120,000 5.625%,  6/1/2023
i
117,600
405,000 5.000%,  3/1/2025
i
384,750
220,000 8.375%,  7/15/2026
e,g
224,552
Apache Corporation
270,000 4.875%,  11/15/2027 286,200
460,000 4.375%,  10/15/2028
i
478,851
350,000 5.100%,  9/1/2040 375,375
Archrock Partners, LP
480,000 6.250%,  4/1/2028
g
499,661
Blue Racer Midstream, LLC
290,000 7.625%,  12/15/2025
g
308,850
BP Capital Markets America, Inc.
1,450,000 2.939%,  6/4/2051 1,477,726
245,000 3.119%,  5/4/2026 271,064
500,000 3.543%,  4/6/2027 568,820

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Energy (1.2%) - continued
BP Capital Markets plc
$ 1,960,000 3.279%,  9/19/2027 $ 2,199,888
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
g
202,500
480,000 3.950%,  12/1/2026 486,240
160,000 4.125%,  12/1/2027 163,200
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 356,581
430,000 2.950%,  7/15/2030 459,708
Canadian Oil Sands, Ltd.
750,000 9.400%,  9/1/2021
g
781,039
Cenovus Energy, Inc.
180,000 5.375%,  7/15/2025 202,903
140,000 6.750%,  11/15/2039 184,881
Cheniere Energy Partners, LP
1,365,000 5.625%,  10/1/2026 1,423,012
CNX Resources Corporation
400,000 6.000%,  1/15/2029
g
409,794
Comstock Resources, Inc.
320,000 9.750%,  8/15/2026 343,200
ConocoPhillips
1,400,000 6.500%,  2/1/2039 2,162,624
Continental Resources, Inc.
61,000 4.500%,  4/15/2023 62,897
220,000 4.375%,  1/15/2028
i
224,400
290,000 5.750%,  1/15/2031
g
321,894
Diamondback Energy, Inc.
975,000 3.500%,  12/1/2029 1,041,089
El Paso Pipeline Partners
Operating Company, LLC
140,000 4.300%,  5/1/2024 154,628
Enagas SA
870,000 5.500%,  1/15/2028
g
888,488
Encana Corporation
220,000 6.625%,  8/15/2037 245,446
Endeavor Energy Resources, LP
530,000 5.750%,  1/30/2028
g
571,711
Energy Transfer Operating, LP
450,000 4.200%,  9/15/2023 484,990
1,340,000 6.000%,  6/15/2048 1,592,604
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 841,492
600,000 5.150%,  2/1/2043 635,328
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 426,800
405,000 5.600%,  4/1/2044 325,012
EOG Resources, Inc.
875,000 4.375%,  4/15/2030 1,062,896
EQM Midstream Partners, LP
500,000 6.500%,  7/1/2027
g
563,017
220,000 5.500%,  7/15/2028 240,427
210,000 6.500%,  7/15/2048 217,875
EQT Corporation
780,000 3.900%,  10/1/2027 774,891
Equinor ASA
1,350,000 3.000%,  4/6/2027 1,502,438
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 1,368,894
Genesis Energy, LP
220,000 6.500%,  10/1/2025 213,950
Principal
Amount Long-Term Fixed Income (38.8%) Value
Energy (1.2%) - continued
$ 150,000 8.000%,  1/15/2027 $ 149,250
Harvest Midstream, LP
530,000 7.500%,  9/1/2028
g
563,788
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
g
364,000
Kinder Morgan Energy Partners,
LP
1,400,000 6.500%,  9/1/2039 1,814,599
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 893,629
Marathon Oil Corporation
900,000 4.400%,  7/15/2027 1,000,100
Marathon Petroleum Corporation
1,680,000 4.750%,  12/15/2023 1,859,640
636,000 6.500%,  3/1/2041 852,871
MPLX, LP
1,200,000 4.875%,  12/1/2024 1,376,878
1,680,000 4.875%,  6/1/2025 1,940,131
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 236,400
Newfield Exploration Company
570,000 5.625%,  7/1/2024 611,747
560,000 5.375%,  1/1/2026 600,841
Noble Energy, Inc.
1,250,000 5.050%,  11/15/2044 1,754,565
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 532,500
Occidental Petroleum Corporation
860,000 2.900%,  8/15/2024 827,750
300,000 3.400%,  4/15/2026 286,022
270,000 8.500%,  7/15/2027 311,594
525,000 3.500%,  8/15/2029 480,464
280,000 6.450%,  9/15/2036 293,160
710,000 4.400%,  4/15/2046 618,740
ONEOK, Inc.
860,000 2.200%,  9/15/2025 896,478
Pioneer Natural Resources
Company
500,000 4.450%,  1/15/2026 578,084
Plains All American Pipeline, LP
1,200,000 4.500%,  12/15/2026 1,343,765
1,100,000 3.550%,  12/15/2029 1,150,582
QEP Resources, Inc.
290,000 5.625%,  3/1/2026 318,000
Range Resources Corporation
210,000 9.250%,  2/1/2026 219,450
Sabine Pass Liquefaction, LLC
840,000 6.250%,  3/15/2022 884,036
1,000,000 5.625%,  4/15/2023 1,098,572
1,140,000 5.750%,  5/15/2024 1,303,172
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
g
999,746
Southwestern Energy Company
470,000 7.500%,  4/1/2026 493,030
Suncor Energy, Inc.
780,000 3.600%,  12/1/2024 860,339
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 765,690

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Energy (1.2%) - continued
Sunoco, LP
$ 385,000 5.875%,  3/15/2028 $ 415,800
220,000 4.500%,  5/15/2029
g
228,800
Targa Resources Partners, LP
210,000 5.375%,  2/1/2027 220,578
Transocean Guardian, Ltd.
315,900 5.875%,  1/15/2024
g
265,356
USA Compression Partners, LP
210,000 6.875%,  4/1/2026 219,450
W&T Offshore, Inc.
465,000 9.750%,  11/1/2023
g
328,988
Weatherford International, Ltd.
290,000 8.750%,  9/1/2024
g
290,000
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 1,150,800
Western Midstream Operating, LP
230,000 6.250%,  2/1/2050 253,000
440,000 4.100%,  2/1/2025 453,451
440,000 3.950%,  6/1/2025 448,800
Williams Companies, Inc.
1,400,000 7.500%,  1/15/2031 1,902,187
Williams Partners, LP
710,000 4.500%,  11/15/2023 782,713
WPX Energy, Inc.
540,000 5.750%,  6/1/2026 567,675
Total 64,153,547
Financials (2.5%)
ACE INA Holdings, Inc.
737,000 4.350%,  11/3/2045 997,847
AerCap Ireland Capital DAC
980,000 3.500%,  1/15/2025 1,040,355
950,000 3.875%,  1/23/2028
i
1,026,216
Aircastle, Ltd.
1,650,000 5.000%,  4/1/2023 1,758,643
Ally Financial, Inc.
810,000 5.750%,  11/20/2025 942,842
American International Group, Inc.
705,000 3.750%,  7/10/2025 791,912
1,560,000 3.900%,  4/1/2026 1,778,459
Ares Capital Corporation
975,000 3.875%,  1/15/2026 1,056,263
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,g
527,440
750,000 2.570%,  11/25/2035
b,g
764,685
Aviation Capital Group, LLC
1,135,000 2.875%,  1/20/2022
g
1,149,245
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
g
761,228
250,000 4.250%,  4/15/2026
g
269,281
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
g
775,480
Banco Santander SA
1,200,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,212,045
Bank of America Corporation
1,056,000 4.000%,  4/1/2024 1,172,051
1,000,000 4.200%,  8/26/2024 1,121,792
1,580,000 4.000%,  1/22/2025 1,775,381
Principal
Amount Long-Term Fixed Income (38.8%) Value
Financials (2.5%) - continued
$ 1,450,000 3.458%,  3/15/2025
b
$ 1,578,516
2,410,000 3.824%,  1/20/2028
b
2,767,095
1,200,000 2.496%,  2/13/2031
b
1,273,788
700,000 2.592%,  4/29/2031
b
750,114
1,250,000 1.922%,  10/24/2031
b
1,265,775
Barclays Bank plc
264,000 10.179%,  6/12/2021
g
274,572
Barclays plc
1,250,000 3.564%,  9/23/2035
b
1,354,425
Boston Properties, LP
850,000 4.500%,  12/1/2028 1,016,189
BPCE SA
1,310,000 3.500%,  10/23/2027
g
1,460,438
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,687,880
CANPACK SA
540,000 3.125%,  11/1/2025
g
542,700
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 1,140,520
Cascades USA, Inc.
660,000 5.125%,  1/15/2026
g
697,125
CIT Group, Inc.
230,000 5.250%,  3/7/2025 261,050
Citigroup, Inc.
1,990,000 4.400%,  6/10/2025 2,275,396
1,120,000 3.200%,  10/21/2026 1,251,333
1,704,000 3.668%,  7/24/2028
b
1,931,076
840,000 4.125%,  7/25/2028 982,252
1,400,000 3.520%,  10/27/2028
b
1,582,132
828,000 4.650%,  7/23/2048 1,139,332
CNA Financial Corporation
450,000 3.900%,  5/1/2029 535,194
Commerzbank AG
1,400,000 8.125%,  9/19/2023
g
1,635,288
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
810,000 3.950%,  11/9/2022 860,808
1,330,000 4.625%,  12/1/2023 1,482,245
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
g
468,000
Credit Agricole SA
850,000 3.250%,  1/14/2030
g
932,144
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,g,k
872,056
1,375,000 2.193%,  6/5/2026
b,g
1,436,655
1,065,000 3.869%,  1/12/2029
b,g
1,205,722
Danske Bank AS
900,000 3.244%,  12/20/2025
b,g
962,911
Deutsche Bank AG
1,700,000 3.547%,  9/18/2031
b
1,843,553
Discover Bank
600,000 2.450%,  9/12/2024 634,447
1,410,000 4.682%,  8/9/2028
b
1,498,830
Duke Realty, LP
700,000 2.875%,  11/15/2029 773,517
ERP Operating, LP
267,000 3.375%,  6/1/2025 295,036
ESH Hospitality, Inc.
440,000 5.250%,  5/1/2025
g
451,000
220,000 4.625%,  10/1/2027
g
225,500

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Financials (2.5%) - continued
Fidelity National Financial, Inc.
$ 1,125,000 5.500%,  9/1/2022 $ 1,211,953
First Horizon National Corporation
1,375,000 4.000%,  5/26/2025 1,535,834
Fortress Transportation
290,000 6.500%,  10/1/2025
g
303,082
GE Capital Funding, LLC
2,675,000 4.400%,  5/15/2030
g
3,151,759
GE Capital International Funding
Company
1,615,000 4.418%,  11/15/2035 1,925,794
Global Net Lease, Inc.
690,000 3.750%,  12/15/2027
g
711,649
Goldman Sachs Group, Inc.
1,975,000
4.128%,  (LIBOR 3M +
3.922%), 2/4/2021
b,k
1,971,010
1,000,000 3.625%,  2/20/2024 1,088,163
460,000 4.750%,  10/21/2045 639,643
HCP, Inc.
520,000 3.400%,  2/1/2025 574,315
Healthpeak Properties, Inc.
675,000 2.875%,  1/15/2031 727,077
HSBC Holdings plc
1,075,000 6.875%,  6/1/2021
b,k
1,093,812
1,525,000 3.803%,  3/11/2025
b
1,665,098
1,040,000 3.900%,  5/25/2026 1,186,820
1,100,000 4.950%,  3/31/2030 1,376,244
Icahn Enterprises, LP
885,000 6.375%,  12/15/2025 915,533
International Lease Finance
Corporation
550,000 5.875%,  8/15/2022 594,258
iStar, Inc.
430,000 4.250%,  8/1/2025 424,625
J.P. Morgan Chase & Company
1,040,000 3.625%,  5/13/2024 1,148,943
1,200,000 3.875%,  9/10/2024 1,343,452
1,040,000 3.125%,  1/23/2025 1,138,871
25,000 3.900%,  7/15/2025 28,399
105,000 3.300%,  4/1/2026 117,492
1,350,000 4.203%,  7/23/2029
b
1,613,335
700,000 2.522%,  4/22/2031
b
751,987
2,950,000 3.882%,  7/24/2038
b
3,588,126
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,171,560
Liberty Mutual Group, Inc.
560,000 4.950%,  5/1/2022
g
592,558
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,654,209
MassMutual Global Funding
920,000 2.750%,  6/22/2024
g
987,834
MetLife, Inc.
1,025,000 4.050%,  3/1/2045 1,312,091
MGM Growth Properties Operating
Partnership, LP
300,000 4.625%,  6/15/2025
g
321,300
260,000 5.750%,  2/1/2027 291,686
Mitsubishi UFJ Financial Group,
Inc.
1,420,000 3.287%,  7/25/2027 1,601,844
1,350,000 2.048%,  7/17/2030 1,411,028
Principal
Amount Long-Term Fixed Income (38.8%) Value
Financials (2.5%) - continued
Mizuho Financial Group, Inc.
$ 1,250,000 1.979%,  9/8/2031
b
$ 1,280,492
Morgan Stanley
560,000
4.047%,  (LIBOR 3M +
3.810%), 4/15/2021
b,k
554,400
475,000 2.188%,  4/28/2026
b
501,615
1,350,000 4.350%,  9/8/2026 1,591,905
1,704,000 3.591%,  7/22/2028
b
1,944,684
1,250,000 3.622%,  4/1/2031
b
1,451,570
MPT Operating Partnership, LP
675,000 4.625%,  8/1/2029 725,625
480,000 3.500%,  3/15/2031 495,600
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 630,159
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,g
675,149
Natwest Group plc
1,750,000 3.032%,  11/28/2035
b
1,809,868
Omega Healthcare Investors, Inc.
725,000 3.375%,  2/1/2031 761,572
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
g
733,500
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 1,089,974
Quicken Loans, LLC
340,000 3.625%,  3/1/2029
g
346,800
340,000 3.875%,  3/1/2031
g
352,750
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,318,292
450,000 1.800%,  3/15/2033 451,924
Regency Centers, LP
1,680,000 4.125%,  3/15/2028 1,914,906
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 1,065,997
Royal Bank of Scotland Group plc
875,000 6.000%,  12/29/2025
b,k
958,449
850,000 4.445%,  5/8/2030
b
1,011,340
Service Properties Trust
360,000 4.500%,  6/15/2023 361,800
170,000 4.750%,  10/1/2026 167,875
290,000 5.500%,  12/15/2027 316,950
Societe Generale SA
840,000 4.750%,  11/24/2025
g
952,097
Springleaf Finance Corporation
680,000 6.875%,  3/15/2025 789,650
410,000 6.625%,  1/15/2028 486,875
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 929,932
Synchrony Financial
330,000 4.250%,  8/15/2024 364,567
825,000 3.950%,  12/1/2027 924,982
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
g
879,220
UDR, Inc.
675,000 2.100%,  8/1/2032 687,555
Ventas Realty, LP
200,000 3.100%,  1/15/2023 209,856
VEREIT Operating Partnership, LP
1,000,000 2.850%,  12/15/2032 1,044,957

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Financials (2.5%) - continued
VICI Properties, LP
$ 250,000 4.250%,  12/1/2026
g
$ 259,288
140,000 3.750%,  2/15/2027
g
143,150
250,000 4.625%,  12/1/2029
g
267,500
140,000 4.125%,  8/15/2030
g
147,788
Voya Financial, Inc.
979,000 3.125%,  7/15/2024 1,057,861
Wells Fargo & Company
1,200,000 4.125%,  8/15/2023 1,310,754
1,040,000 3.000%,  2/19/2025 1,130,417
600,000 3.000%,  4/22/2026 660,202
1,140,000 3.000%,  10/23/2026 1,263,352
1,200,000 2.393%,  6/2/2028
b
1,277,018
930,000 4.900%,  11/17/2045 1,237,917
Westpac Banking Corporation
1,750,000 2.668%,  11/15/2035
b
1,802,780
Total 140,778,077
Mortgage-Backed Securities (11.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
33,291,143 3.000%,  3/25/2050 34,940,075
21,262,813 3.000%,  4/1/2050 22,312,079
17,555,762 3.500%,  7/1/2047 18,629,711
Federal National Mortgage
Association
7,350,456 4.500%,  5/1/2048 7,990,133
13,276,597 3.500%,  10/1/2048 14,026,180
11,193,049 3.500%,  6/1/2049 11,837,415
15,059,119 3.500%,  8/1/2049 15,915,701
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
34,400,000 1.500%,  1/1/2036
e
35,389,246
121,650,000 2.000%,  1/1/2036
e
127,163,137
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
13,800,000 1.500%,  1/1/2051
e
13,940,678
154,980,000 2.000%,  1/1/2051
e,l
160,967,113
74,375,000 2.500%,  1/1/2051
e
78,389,992
13,125,000 2.000%,  2/1/2051
e,l
13,607,942
84,800,000 2.500%,  2/1/2051
e
89,222,077
23,401,754 4.000%,  7/1/2048 24,996,783
Total 669,328,262
Technology (0.9%)
Apple, Inc.
2,250,000 3.000%,  11/13/2027 2,535,382
1,975,000 3.750%,  9/12/2047 2,471,440
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 636,699
Avnet, Inc.
820,000 3.750%,  12/1/2021 839,819
Baidu, Inc.
940,000 3.425%,  4/7/2030 1,039,556
Black Knight InfoServ, LLC
105,000 3.625%,  9/1/2028
g
107,494
Broadcom Corporation
851,000 3.875%,  1/15/2027 956,208
1,100,000 3.500%,  1/15/2028 1,211,939
Principal
Amount Long-Term Fixed Income (38.8%) Value
Technology (0.9%) - continued
Broadcom, Inc.
$ 460,000 5.000%,  4/15/2030 $ 558,904
CDW, LLC
280,000 4.250%,  4/1/2028 295,613
CommScope Technologies
Finance, LLC
1,145,000 6.000%,  6/15/2025
g
1,170,762
Diamond 1 Finance Corporation
2,320,000 6.020%,  6/15/2026
g
2,832,079
Diamond Sports Group, LLC
440,000 5.375%,  8/15/2026
g
357,500
790,000 6.625%,  8/15/2027
g
477,950
Fiserv, Inc.
1,650,000 2.250%,  6/1/2027 1,757,769
960,000 2.650%,  6/1/2030 1,038,078
Gartner, Inc.
440,000 4.500%,  7/1/2028
g
464,200
290,000 3.750%,  10/1/2030
g
304,500
Hewlett Packard Enterprise
Company
650,000 4.650%,  10/1/2024 737,694
Intel Corporation
1,350,000 3.100%,  2/15/2060 1,482,937
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
g
265,592
540,000 4.875%,  9/15/2029
g
569,700
300,000 5.250%,  7/15/2030
g
324,000
KLA Corporation
1,440,000 3.300%,  3/1/2050 1,621,943
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,290,517
Marvell Technology Group, Ltd.
825,000 4.200%,  6/22/2023 892,726
1,090,000 4.875%,  6/22/2028 1,287,003
Micron Technology, Inc.
450,000 2.497%,  4/24/2023 468,880
Microsoft Corporation
1,043,000 2.675%,  6/1/2060 1,127,582
1,575,000 4.200%,  11/3/2035 2,066,359
1,700,000 3.700%,  8/8/2046 2,152,506
NCR Corporation
1,280,000 6.125%,  9/1/2029
g
1,417,600
NVIDIA Corporation
1,100,000 3.500%,  4/1/2040 1,319,180
NXP BV/NXP Funding, LLC
1,250,000 4.875%,  3/1/2024
g
1,409,703
Open Text Corporation
830,000 4.125%,  2/15/2030
g
882,954
Oracle Corporation
965,000 2.950%,  5/15/2025 1,059,497
1,300,000 2.800%,  4/1/2027 1,433,181
1,400,000 3.850%,  7/15/2036 1,688,651
1,200,000 3.600%,  4/1/2040 1,404,174
Plantronics, Inc.
710,000 5.500%,  5/31/2023
g
711,775
PTC, Inc.
220,000 3.625%,  2/15/2025
g
226,167
210,000 4.000%,  2/15/2028
g
220,106
Qorvo, Inc.
350,000 3.375%,  4/1/2031
g
361,375

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Technology (0.9%) - continued
Rackspace Technology Global,
Inc.
$ 430,000 5.375%,  12/1/2028
g,i
$ 450,511
Sensata Technologies, Inc.
750,000 3.750%,  2/15/2031
g
777,435
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
g
156,000
SS&C Technologies, Inc.
1,250,000 5.500%,  9/30/2027
g
1,335,025
Switch, Ltd.
440,000 3.750%,  9/15/2028
g
446,600
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,843,210
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 307,328
568,000 3.125%,  8/15/2027 630,432
Vmware, Inc.
550,000 4.650%,  5/15/2027 643,342
Xerox Holdings Corporation
410,000 5.000%,  8/15/2025
g
436,351
Total 52,503,928
Transportation (0.2%)
Air Canada Pass Through Trust
193,488 3.875%,  3/15/2023
g
188,406
Air Lease Corporation
435,000 3.500%,  1/15/2022 447,653
American Airlines, Inc.
330,000 11.750%,  7/15/2025
g
380,573
Boeing Company
600,000 5.805%,  5/1/2050 827,551
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,258,705
685,000 5.050%,  3/1/2041 953,263
900,000 4.450%,  3/15/2043 1,210,771
CSX Corporation
720,000 3.800%,  4/15/2050 888,761
900,000 3.350%,  9/15/2049 1,022,020
Delta Air Lines, Inc.
640,000 7.000%,  5/1/2025
g
738,779
220,000 7.375%,  1/15/2026 251,256
Mileage Plus Holdings, LLC
440,000 6.500%,  6/20/2027
g
473,000
Southwest Airlines Company
960,000 4.750%,  5/4/2023 1,043,347
875,000 5.125%,  6/15/2027 1,040,517
United Parcel Service, Inc.
960,000 4.450%,  4/1/2030 1,200,235
XPO Logistics, Inc.
728,000 6.750%,  8/15/2024
g
773,500
Total 12,698,337
U.S. Government & Agencies (12.8%)
U.S. Treasury Bonds
1,200,000 2.000%,  2/15/2050 1,300,547
20,680,000 1.625%,  11/15/2050 20,557,212
16,975,000 2.250%,  11/15/2027 18,840,924
31,750,000 2.875%,  5/15/2028 36,769,229
14,120,000 5.250%,  11/15/2028 19,028,906
38,250,000 1.625%,  8/15/2029 40,894,629
Principal
Amount Long-Term Fixed Income (38.8%) Value
U.S. Government & Agencies (12.8%) -
continued
$ 13,290,000 1.500%,  2/15/2030 $ 14,051,579
1,075,000 4.375%,  5/15/2040 1,629,255
36,500,000 1.375%,  11/15/2040 36,026,641
600,000 3.000%,  5/15/2042 770,414
27,658,000 2.500%,  5/15/2046 32,977,843
35,275,000 2.875%,  5/15/2049 45,452,388
1,000,000 2.375%,  11/15/2049 1,172,305
U.S. Treasury Notes
2,000,000 2.500%,  1/15/2022 2,048,981
3,990,000 1.125%,  2/28/2022 4,037,070
92,605,000 0.125%,  6/30/2022 92,615,852
22,230,000 1.875%,  7/31/2022 22,843,062
64,370,000 0.125%,  10/31/2022 64,377,544
53,005,000 2.000%,  11/30/2022 54,901,585
6,540,000 2.500%,  3/31/2023 6,885,905
23,100,000 0.125%,  10/15/2023 23,081,953
65,780,000 2.500%,  1/31/2024 70,469,394
12,780,000 2.125%,  7/31/2024 13,651,636
15,100,000 2.250%,  11/15/2024 16,264,352
8,000,000 2.125%,  11/30/2024 8,582,187
3,750,000 1.375%,  1/31/2025 3,918,164
6,000,000 0.250%,  8/31/2025 5,979,375
33,790,000 2.625%,  1/31/2026 37,625,693
22,580,000 2.500%,  2/28/2026 25,026,755
1,100,000 0.500%,  4/30/2027 1,096,863
Total 722,878,243
Utilities (0.9%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 977,663
American Water Capital
Corporation
1,150,000 2.800%,  5/1/2030 1,268,782
Appalachian Power Company
560,000 3.300%,  6/1/2027 625,014
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 1,137,738
Calpine Corporation
710,000 4.500%,  2/15/2028
g
738,400
CenterPoint Energy, Inc.
435,000 3.850%,  2/1/2024 475,720
1,100,000 2.500%,  9/1/2024 1,169,615
750,000 4.250%,  11/1/2028 888,261
CMS Energy Corporation
840,000 2.950%,  2/15/2027 912,208
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,206,063
Consolidated Edison Company of
New York, Inc.
900,000 4.125%,  5/15/2049 1,110,644
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 496,945
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,414,488
DTE Electric Company
760,000 3.700%,  3/15/2045 916,777
890,000 3.700%,  6/1/2046 1,081,986
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 1,157,226

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.8%) Value
Utilities (0.9%) - continued
Duke Energy Corporation
$ 520,000 3.750%,  9/1/2046 $ 605,054
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 864,904
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,298,757
Edison International
1,450,000 5.750%,  6/15/2027 1,734,566
Exelon Corporation
575,000 4.700%,  4/15/2050 763,291
792,000 4.450%,  4/15/2046 1,008,298
FirstEnergy Corporation
350,000 2.850%,  7/15/2022 355,724
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 305,974
560,000 5.300%,  7/1/2043 747,008
Mississippi Power Company
800,000 3.950%,  3/30/2028 932,080
Monongahela Power Company
780,000 5.400%,  12/15/2043
g
1,054,765
National Rural Utilities Cooperative
Finance Corporation
500,000 3.900%,  11/1/2028 586,904
1,000,000 3.700%,  3/15/2029 1,168,774
NextEra Energy Operating
Partners, LP
1,260,000 3.875%,  10/15/2026
g
1,345,050
NiSource Finance Corporation
560,000 3.490%,  5/15/2027 634,765
675,000 5.650%,  2/1/2045 969,495
NiSource, Inc.
875,000 3.600%,  5/1/2030 1,011,998
NRG Energy, Inc.
150,000 3.375%,  2/15/2029
g
153,570
150,000 3.625%,  2/15/2031
g
154,320
Oncor Electric Delivery Company,
LLC
1,140,000 3.750%,  4/1/2045 1,390,193
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 853,870
800,000 3.950%,  12/1/2047 826,562
PG&E Corporation
290,000 5.000%,  7/1/2028 308,850
220,000 5.250%,  7/1/2030 242,000
PPL Capital Funding, Inc.
1,275,000 5.000%,  3/15/2044 1,643,692
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 1,043,956
Public Service Electric & Gas
Company
410,000 3.000%,  5/15/2027 455,935
San Diego Gas and Electric
Company
1,450,000 4.150%,  5/15/2048 1,820,316
South Carolina Electric & Gas
Company
1,560,000 5.100%,  6/1/2065 2,453,065
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,330,984
Principal
Amount Long-Term Fixed Income (38.8%) Value
Utilities (0.9%) - continued
Southern Company
$ 665,000 3.250%,  7/1/2026 $ 745,805
85,000 4.400%,  7/1/2046 106,755
Southern Company Gas Capital
Corporation
1,400,000 4.400%,  5/30/2047 1,755,199
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 538,108
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 585,200
Talen Energy Supply, LLC
570,000 7.625%,  6/1/2028
g
614,175
TerraForm Power Operating, LLC
510,000 5.000%,  1/31/2028
g
573,061
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 1,051,892
Vistra Operations Company, LLC
800,000 5.000%,  7/31/2027
g
848,000
Total 50,460,445
Total Long-Term Fixed Income
(cost $2,078,859,453) 2,192,621,854
Shares
Registered Investment
Companies ( 35.6% ) Value
Unaffiliated  (0.6%)
5,102 Health Care Select Sector SPDR
Fund
i
578,771
437,650 Invesco Senior Loan ETF 9,750,842
53,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF 7,320,890
6,430 ProShares Ultra S&P 500
i
587,380
23,767 SPDR Bloomberg Barclays High
Yield Bond ETF 2,589,177
42,356 SPDR S&P 500 ETF Trust 15,836,061
1,946 SPDR S&P Biotech ETF
i
273,958
6,849 SPDR S&P Oil & Gas Exploration
ETF
i
400,667
7,300 SPDR S&P Regional Banking ETF 379,235
Total 37,716,981
Affiliated  (35.0%)
19,138,507 Thrivent Core Emerging Markets
Debt Fund 198,466,320
3,610,831 Thrivent Core Emerging Markets
Equity Fund 42,571,702
5,618,928 Thrivent Core International Equity
Fund 55,121,688
13,625,902 Thrivent Core Low Volatility Equity
Fund 171,686,371
3,478,328 Thrivent Global Stock Portfolio 49,222,870
30,675,062 Thrivent High Yield Portfolio 143,151,312
41,032,104 Thrivent Income Portfolio 469,538,574
17,978,733 Thrivent International Allocation
Portfolio 182,192,888
1,580,547 Thrivent International Index
Portfolio 20,002,609
10,802,677 Thrivent Large Cap Value Portfolio 207,208,307
25,375,184 Thrivent Limited Maturity Bond
Portfolio 256,403,547

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (35.6%) Value
Affiliated  (35.0%)- continued
5,379,170 Thrivent Mid Cap Stock Portfolio $ 122,036,157
3,003,419 Thrivent Small Cap Stock Portfolio 62,850,757
Total 1,980,453,102
Total Registered Investment
Companies (cost $1,730,075,956) 2,018,170,083
Shares Common Stock ( 19.0% ) Value
Communications Services (1.4%)
41,108 Activision Blizzard, Inc. 3,816,878
11,428 Alphabet, Inc., Class A
m
20,029,170
2,360 Alphabet, Inc., Class C
m
4,134,437
12,370 ANGI Homeservices, Inc.
m
163,222
18,571 AT&T, Inc. 534,102
2,071 Charter Communications, Inc.
m
1,370,070
10,956 Cinemark Holdings, Inc.
i
190,744
96,955 Comcast Corporation 5,080,442
2,301 Consolidated Communications
Holdings, Inc.
m
11,252
58,114 Discovery, Inc., Class A
i,m
1,748,650
8,110 DISH Network Corporation
m
262,277
4,195 EchoStar Corporation
m
88,892
35,600 Facebook, Inc.
m
9,724,496
7,907 Gannett Company, Inc.
m
26,568
2,250 Hemisphere Media Group, Inc.
m
23,310
14,190 Interpublic Group of Companies,
Inc. 333,749
91,078 Live Nation Entertainment, Inc.
m
6,692,411
5,640 Match Group, Inc.
m
852,712
3,682 Meredith Corporation 70,694
4,908 News Corporation 87,215
2,732 Omnicom Group, Inc. 170,395
17,966 ORBCOMM, Inc.
m
133,308
54,691 QuinStreet, Inc.
m
1,172,575
8,119 RingCentral, Inc.
m
3,076,857
3,255 Scholastic Corporation 81,375
6,608 Take-Two Interactive Software,
Inc.
m
1,373,076
94,766 Twitter, Inc.
m
5,131,579
119,364 Uber Technologies, Inc.
m
6,087,564
87,999 Verizon Communications, Inc. 5,169,941
10,603 Walt Disney Company
m
1,921,052
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
78,793
3,007 Zillow Group, Inc.
m
408,772
Total 80,046,578
Consumer Discretionary (2.6%)
2,081 Aaron's Company, Inc.
m
39,456
7,116 Adient plc
m
247,423
11,611 Amazon.com, Inc.
m
37,816,214
7,908 American Eagle Outfitters, Inc.
i
158,714
466 American Public Education, Inc.
m
14,204
69,613 Aptiv plc 9,069,878
6,271 At Home Group, Inc.
m
96,950
3,352 AutoNation, Inc.
m
233,936
1,265 AutoZone, Inc.
m
1,499,582
681 Beazer Homes USA, Inc.
m
10,317
12,521 Bed Bath & Beyond, Inc.
i
222,373
5,044 BJ's Restaurants, Inc.
m
194,144
2,597 Booking Holdings, Inc.
m
5,784,220
15,920 Bright Horizons Family Solutions,
Inc.
m
2,754,001
Shares Common Stock (19.0%) Value
Consumer Discretionary (2.6%) - continued
2,211 Brinker International, Inc. $ 125,076
1,578 Brunswick Corporation 120,307
8,363 Burlington Stores, Inc.
m
2,187,343
4,891 Caesars Entertainment, Inc.
m
363,255
1,194 Camping World Holdings, Inc. 31,104
7,033 Carnival Corporation 152,335
139 Cavco Industries, Inc.
m
24,388
18,321 Cedar Fair, LP 720,748
2,567 Century Casinos, Inc.
m
16,403
3,106 Century Communities, Inc.
m
135,981
11,546 Chegg, Inc.
m
1,042,950
18,831 Chewy, Inc.
i,m
1,692,719
69,459 Chico's FAS, Inc. 110,440
1,154 Children's Place, Inc.
i,m
57,815
5,149 Chipotle Mexican Grill, Inc.
m
7,140,170
1,409 Choice Hotels International, Inc. 150,383
727 Churchill Downs, Inc. 141,612
47,890 Cooper-Standard Holdings, Inc.
m
1,660,346
3,244 Cracker Barrel Old Country Store,
Inc. 427,948
10,015 Crocs, Inc.
m
627,540
10,317 Culp, Inc. 163,731
19,516 D.R. Horton, Inc. 1,345,043
5,814 Dana, Inc. 113,489
3,678 Darden Restaurants, Inc. 438,123
2,276 Dave & Buster's Entertainment,
Inc. 68,326
1,469 Deckers Outdoor Corporation
m
421,280
166 Del Taco Restaurants, Inc.
m
1,504
7,081 Denny's Corporation
m
103,949
10,065 Designer Brands, Inc. 76,997
7,031 Dick's Sporting Goods, Inc. 395,213
2,289 Dine Brands Global, Inc. 132,762
7,104 Domino's Pizza, Inc. 2,724,100
2,279 Dorman Products, Inc.
m
197,863
49,216 Duluth Holdings, Inc.
i,m
519,721
2,225 eBay, Inc. 111,806
14,856 Emerald Holding, Inc. 80,520
4,267 Ethan Allen Interiors, Inc. 86,236
6,391 Etsy, Inc.
m
1,137,023
2,188 Expedia Group, Inc. 289,691
7,444 Express, Inc.
m
6,774
5,846 Extended Stay America, Inc. 86,579
10,797 Five Below, Inc.
m
1,889,259
4,472 Foot Locker, Inc. 180,848
685 Fox Factory Holding Corporation
m
72,411
25,397 Gap, Inc. 512,765
4,423 Genuine Parts Company 444,202
22,276 Goodyear Tire & Rubber Company 243,031
2,767 Grand Canyon Education, Inc.
m
257,635
1,908 Groupon, Inc.
m
72,494
7,409 H&R Block, Inc. 117,507
22,504 Hanesbrands, Inc. 328,108
12,831 Harley-Davidson, Inc. 470,898
2,124 Helen of Troy, Ltd.
m
471,932
28,023 Home Depot, Inc. 7,443,469
1,104 Hovnanian Enterprises, Inc.
m
36,277
3,474 Jack in the Box, Inc. 322,387
7,043 KB Home 236,081
11,557 Knoll, Inc. 169,657
17,997 Kohl's Corporation 732,298
12,997 L Brands, Inc. 483,358
8,879 Lear Corporation 1,412,027
16,575 Leggett & Platt, Inc. 734,272
6,809 Lithia Motors, Inc. 1,992,790

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Consumer Discretionary (2.6%) - continued
30,248 Lowe's Companies, Inc. $ 4,855,106
1,737 Lululemon Athletica, Inc.
m
604,528
1,983 Madison Square Garden Sports
Corporation
m
365,070
4,625 Marcus Corporation 62,345
1,212 Marriott International, Inc. 159,887
1,000 Marriott Vacations Worldwide
Corporation 137,220
14,812 Mattel, Inc.
m
258,469
6,782 McDonald's Corporation 1,455,282
3,107 Meritage Homes Corporation
m
257,322
6,754 Michaels Companies, Inc.
m
87,870
16,916 Miller Industries, Inc. 643,146
6,096 Mohawk Industries, Inc.
m
859,231
668 Netflix, Inc.
m
361,208
395 NIKE, Inc. 55,881
18,967 Nordstrom, Inc.
i
591,960
10,580 Norwegian Cruise Line Holdings,
Ltd.
i,m
269,049
752 NVR, Inc.
m
3,068,055
7,708 Ollie's Bargain Outlet Holdings,
Inc.
m
630,283
2,653 Overstock.com, Inc.
i,m
127,264
25,061 Park Hotels & Resorts, Inc. 429,796
8,912 Penn National Gaming, Inc.
m
769,729
37,130 Planet Fitness, Inc.
m
2,882,402
33,515 Playa Hotels and Resorts NV
m
199,414
2,324 Polaris, Inc. 221,431
1,879 Pool Corporation 699,927
10,249 PulteGroup, Inc. 441,937
2,548 Purple Innovation, Inc.
m
83,931
694 PVH Corporation 65,160
15,236 Qurate Retail, Inc. 167,139
15,381 Red Rock Resorts, Inc. 385,140
1,040 RH
m
465,421
572 Royal Caribbean Cruises, Ltd. 42,723
13,754 Ruth's Hospitality Group, Inc. 243,858
2,652 Scientific Games Corporation
m
110,031
7,050 Six Flags Entertainment
Corporation 240,405
14,034 Skyline Corporation
m
434,212
6,249 Sleep Number Corporation
m
511,543
26,137 Sony Corporation ADR 2,642,451
9,251 Standard Motor Products, Inc. 374,295
23,698 Stoneridge, Inc.
m
716,391
398 Strategic Education, Inc. 37,941
29,479 Taylor Morrison Home
Corporation
m
756,136
7,598 Tenneco, Inc.
m
80,539
13,503 Tesla, Inc.
m
9,528,662
15,868 Texas Roadhouse, Inc. 1,240,243
8,576 Thor Industries, Inc. 797,482
16,512 Toll Brothers, Inc. 717,777
6,483 TopBuild Corporation
m
1,193,391
7,569 Tri Pointe Homes, Inc.
m
130,565
593 Tupperware Brands Corporation
m
19,207
6,837 Ulta Beauty, Inc.
m
1,963,313
1,985 Vail Resorts, Inc. 553,736
384 Wayfair, Inc.
m
86,711
791 Whirlpool Corporation 142,768
3,285 Williams-Sonoma, Inc. 334,544
6,162 Wingstop, Inc. 816,773
2,096 Wyndham Destinations, Inc. 94,027
1,570 YETI Holdings, Inc.
m
107,498
4,875 Yum! Brands, Inc. 529,230
Shares Common Stock (19.0%) Value
Consumer Discretionary (2.6%) - continued
17,009 Zumiez, Inc.
m
$ 625,591
Total 148,927,357
Consumer Staples (0.5%)
413 Beyond Meat, Inc.
i,m
51,625
58,321 BJ's Wholesale Club Holdings,
Inc.
m
2,174,207
358 Boston Beer Company, Inc.
m
355,956
8,545 Casey's General Stores, Inc. 1,526,308
2,351 Celsius Holdings, Inc.
m
118,279
19,412 Colgate-Palmolive Company 1,659,920
5,707 Costco Wholesale Corporation 2,150,283
71,025 Cott Corporation 1,113,672
33,010 Coty, Inc. 231,730
12,571 Darling Ingredients, Inc.
m
725,095
27,308 e.l.f. Beauty, Inc.
m
687,889
2,200 Edgewell Personal Care Company 76,076
3,207 Flowers Foods, Inc. 72,574
16,871 Hain Celestial Group, Inc.
m
677,371
1,923 Ingredion, Inc. 151,282
4,756 John B. Sanfilippo & Son, Inc. 375,058
8,297 Kimberly-Clark Corporation 1,118,684
29,952 Lamb Weston Holdings, Inc. 2,358,420
411 Lancaster Colony Corporation 75,513
4,906 McCormick & Company, Inc. 469,014
754 Medifast, Inc. 148,040
17,064 Monster Beverage Corporation
m
1,578,079
17,037 NewAge, Inc.
i,m
44,807
1,117 Nu Skin Enterprises, Inc. 61,022
1,287 PepsiCo, Inc. 190,862
3,114 Performance Food Group
Company
m
148,258
6,902 Philip Morris International, Inc. 571,417
9,433 Procter & Gamble Company 1,312,508
2,529 Seneca Foods Corporation
m
100,907
1,114 Spectrum Brands Holdings, Inc. 87,984
6,601 Sprouts Farmers Markets, Inc.
m
132,680
725 Tootsie Roll Industries, Inc. 21,532
41,909 Turning Point Brands, Inc. 1,867,465
4,181 US Foods Holding Corporation
m
139,269
2,065 Utz Brands, Inc. 45,554
2,924 Vector Group, Ltd. 34,065
38,523 Wal-Mart Stores, Inc. 5,553,090
367 WD-40 Company 97,505
Total 28,304,000
Energy (0.4%)
1,158 Abraxas Petroleum Corporation
m
2,652
19,376 Antero Midstream Corporation 149,389
11,403 Apache Corporation 161,809
34,369 Archrock, Inc. 297,636
65,701 BP plc ADR 1,348,184
26,258 Centennial Resource
Development, Inc.
m
39,387
14,996 ChampionX Corporation
m
229,439
24,017 Chevron Corporation 2,028,236
23,122 Cimarex Energy Company 867,306
9,846 CNX Resources Corporation
m
106,337
10,494 Continental Resources, Inc.
i
171,052
22,497 Core Laboratories NV 596,395
5,400 Delek US Holdings, Inc. 86,778
157,655 Devon Energy Corporation 2,492,526
23,212 Diamondback Energy, Inc. 1,123,461
30,051 EnLink Midstream, LLC
m
111,489

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Energy (0.4%) - continued
45,865 Enterprise Products Partners, LP $ 898,495
11,742 EOG Resources, Inc. 585,574
37,472 EQT Corporation
i
476,269
25,793 Equitrans Midstream Corporation 207,376
1,994 Evolution Petroleum Corporation 5,683
16,406 Exterran Corporation
m
72,514
20,113 Exxon Mobil Corporation 829,058
24,277 Frank's International NV
m
66,519
26,268 Gran Tierra Energy, Inc.
m
9,556
37,264 Halliburton Company 704,290
62,748 Helmerich & Payne, Inc. 1,453,244
148 Hess Midstream, LP 2,896
11,333 HollyFrontier Corporation 292,958
10,686 Liberty Oilfield Services, Inc. 110,173
46,011 Marathon Oil Corporation 306,893
36,106 Marathon Petroleum Corporation 1,493,344
109,538 McDermott International, Inc.
m
88,726
2,082 NexTier Oilfield Solutions, Inc.
m
7,162
44,854 Nine Energy Service, Inc.
m
122,003
7,670 Occidental Petroleum Corporation 132,768
19,735 Oceaneering International, Inc.
m
156,893
37,793 Patterson-UTI Energy, Inc. 198,791
17,733 PBF Energy, Inc. 125,904
1,284 PDC Energy, Inc.
m
26,361
14,030 Pioneer Natural Resources
Company 1,597,877
14,209 Plains GP Holdings, LP
m
120,066
7,193 ProPetro Holding Corporation
m
53,156
11,597 Range Resources Corporation
m
77,700
6,886 RPC, Inc.
m
21,691
20,244 Schlumberger, Ltd. 441,927
27,382 Southwestern Energy Company
m
81,598
10,110 Talos Energy, Inc.
m
83,306
13,359 Targa Resources Corporation 352,410
53,884 TechnipFMC plc 506,510
3,713 Valero Energy Corporation 210,044
79,955 WPX Energy, Inc.
m
651,633
Total 22,383,444
Financials (2.5%)
397 1st Source Corporation 15,999
36,272 Aflac, Inc. 1,613,016
12,334 AG Mortgage Investment Trust,
Inc. 36,385
22,565 Air Lease Corporation 1,002,337
2,282 Alleghany Corporation 1,377,621
14,506 Ally Financial, Inc. 517,284
37,238 American Express Company 4,502,447
25,954 American Financial Group, Inc. 2,274,089
1,587 Ameriprise Financial, Inc. 308,402
8,343 Ameris Bancorp 317,618
2,747 Aon plc 580,359
22,586 Apollo Commercial Real Estate
Finance, Inc. 252,286
21,175 Arch Capital Group, Ltd.
m
763,782
2,790 Argo Group International Holdings,
Ltd. 121,923
21,904 Arthur J. Gallagher & Company 2,709,744
7,320 Artisan Partners Asset
Management, Inc. 368,489
40,202 Associated Banc-Corp 685,444
39,145 Assured Guaranty, Ltd. 1,232,676
6,275 Bancorp, Inc.
m
85,654
136,618 Bank of America Corporation 4,140,892
2,434 Bank of Marin Bancorp 83,584
Shares Common Stock (19.0%) Value
Financials (2.5%) - continued
16,597 Bank of N.T. Butterfield & Son, Ltd. $ 517,163
10,331 BankFinancial Corporation 90,706
13,271 Banner Corporation 618,296
6,201 Berkshire Hathaway, Inc.
m
1,437,826
33,970 Berkshire Hills Bancorp, Inc. 581,566
2,873 BlackRock, Inc. 2,072,984
4,491 Blackstone Mortgage Trust, Inc. 123,637
652 BOK Financial Corporation 44,649
80,855 Boston Private Financial Holdings,
Inc. 683,225
1,698 Bridge Bancorp, Inc. 41,058
42,080 Bridgewater Bancshares, Inc.
m
525,579
6,684 Brighthouse Financial, Inc.
m
241,994
26,982 BrightSphere Investment Group 520,213
17,399 Brookline Bancorp, Inc. 209,484
3,779 Brown & Brown, Inc. 179,162
4,242 Byline Bancorp, Inc. 65,539
33,633 Capital One Financial Corporation 3,324,622
15,655 Central Pacific Financial
Corporation 297,602
124,845 Charles Schwab Corporation 6,621,779
22,130 Chubb, Ltd. 3,406,250
2,794 Cincinnati Financial Corporation 244,112
64,078 Citigroup, Inc. 3,951,049
6,492 Citizens Financial Group, Inc. 232,154
6,157 CME Group, Inc. 1,120,882
29,576 Columbia Banking System, Inc. 1,061,778
12,948 Comerica, Inc. 723,275
1,563 Commerce Bancshares, Inc. 102,689
16,103 Community Trust Bancorp, Inc. 596,616
1,512 Cullen/Frost Bankers, Inc. 131,892
610 Customers Bancorp, Inc.
m
11,090
453 Diamond Hill Investment Group,
Inc. 67,619
21,116 Discover Financial Services 1,911,631
5,895 East West Bancorp, Inc. 298,935
7,138 Ellington Residential Mortgage
REIT 93,080
742 Encore Capital Group, Inc.
m
28,901
4,007 Enterprise Financial Services
Corporation 140,045
10,535 Essent Group, Ltd. 455,112
10,266 Evercore, Inc. 1,125,564
110,737 Everi Holdings, Inc.
m
1,529,278
39,189 F.N.B. Corporation 372,295
3,568 FactSet Research Systems, Inc. 1,186,360
3,574 FBL Financial Group, Inc. 187,671
965 Federal Agricultural Mortgage
Corporation 71,651
11,701 Financial Institutions, Inc. 263,272
1,228 First American Financial
Corporation 63,402
18,731 First Bancorp/Puerto Rico 172,700
1,294 First Bancorp/Southern Pines NC 43,776
23,358 First Busey Corporation 503,365
32,043 First Financial Bancorp 561,714
7,828 First Financial Corporation 304,118
9,758 First Horizon Corporation 124,512
838 First Mid-Illinois Bancshares, Inc. 28,207
23,342 First Midwest Bancorp, Inc. 371,605
1,411 First of Long Island Corporation 25,186
22,564 Flagstar Bancorp, Inc. 919,709
2,065 Flushing Financial Corporation 34,362
87,418 Fulton Financial Corporation 1,111,957
7,745 Glacier Bancorp, Inc. 356,347

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Financials (2.5%) - continued
3,517 Goldman Sachs Group, Inc. $ 927,468
19,122 Granite Point Mortgage Trust, Inc. 191,029
17,278 Great Southern Bancorp, Inc. 844,894
15,372 Great Western Bancorp, Inc. 321,275
5,734 Hamilton Lane, Inc. 447,539
49,126 Hancock Whitney Corporation 1,671,267
8,302 Hanmi Financial Corporation 94,145
11,657 Hanover Insurance Group, Inc. 1,362,936
31,990 Heartland Financial USA, Inc. 1,291,436
74,176 Heritage Commerce Corporation 657,941
14,718 Hometrust Bancshares, Inc. 284,205
75,977 Hope Bancorp, Inc. 828,909
17,517 Horizon Bancorp, Inc. 277,820
1,514 Houlihan Lokey, Inc. 101,786
17,601 Independent Bank Corporation 325,090
8,511 Interactive Brokers Group, Inc. 518,490
1,155 International Bancshares
Corporation 43,243
49,620 J.P. Morgan Chase & Company 6,305,213
10,928 James River Group Holdings, Ltd. 537,111
4,347 Janus Henderson Group plc 141,321
11,746 Kemper Corporation 902,445
24,211 KeyCorp 397,303
10,621 Kinsale Capital Group, Inc. 2,125,581
13,469 Ladder Capital Corporation 131,727
6,724 Lakeland Bancorp, Inc. 85,395
8,319 Lincoln National Corporation 418,529
4,189 Loews Corporation 188,589
190 Markel Corporation
m
196,327
408 MarketAxess Holdings, Inc. 232,788
2,840 Marsh & McLennan Companies,
Inc. 332,280
111 Megalith Financial Acquisition
Corporation
m
1,558
3,933 Mercantile Bank Corporation 106,860
24,990 Meridian Bancorp, Inc. 372,601
31,564 MetLife, Inc. 1,481,930
5,506 Midland States Bancorp, Inc. 98,392
23,046 MidWestOne Financial Group, Inc. 564,627
2,155 Moody's Corporation 625,467
50,373 Morgan Stanley 3,452,062
378 Morningstar, Inc. 87,533
8,967 Mr. Cooper Group, Inc.
m
278,246
5,174 MSCI, Inc. 2,310,346
2,154 Nasdaq, Inc. 285,922
206 National Western Life Group, Inc. 42,527
437 NBT Bancorp, Inc. 14,028
23,936 New York Community Bancorp,
Inc. 252,525
6,347 Northern Trust Corporation 591,160
5,303 OFG Bancorp 98,318
4,312 Old National Bancorp 71,407
8,515 Old Second Bancorp, Inc. 86,002
27,308 PacWest Bancorp 693,623
934 Peapack-Gladstone Financial
Corporation 21,258
2,816 Peoples Bancorp, Inc. 76,285
41,521 People's United Financial, Inc. 536,867
37,561 Popular, Inc. 2,115,436
21,382 Premier Financial Corporation 491,786
7,184 Primerica, Inc. 962,153
2,314 PROG Holdings, Inc. 124,655
8,210 Prosight Global, Inc.
m
105,334
1,529 Prosperity Bancshares, Inc. 106,051
12,514 QCR Holdings, Inc. 495,429
Shares Common Stock (19.0%) Value
Financials (2.5%) - continued
37,501 Radian Group, Inc. $ 759,395
24,156 Raymond James Financial, Inc. 2,311,005
22,245 Redwood Trust, Inc. 195,311
12,039 Reinsurance Group of America,
Inc. 1,395,320
474 RLI Corporation 49,367
14,370 S&P Global, Inc. 4,723,850
1,816 Safety Insurance Group, Inc. 141,466
20,923 Santander Consumer USA
Holdings, Inc. 460,724
34,972 Seacoast Banking Corporation of
Florida
m
1,029,925
18,311 SEI Investments Company 1,052,333
6,104 Selective Insurance Group, Inc. 408,846
4,456 Signature Bank 602,852
19,237 Simmons First National
Corporation 415,327
7,177 SLM Corporation 88,923
2,030 Southside Bancshares, Inc. 62,991
25,004 Starwood Property Trust, Inc. 482,577
4,328 Sterling Bancorp 77,817
2,662 Stifel Financial Corporation 134,325
3,900 SVB Financial Group
m
1,512,537
42,925 Synovus Financial Corporation 1,389,482
11,770 T. Rowe Price Group, Inc. 1,781,860
3,627 Territorial Bancorp, Inc. 87,157
4,353 TMX Group, Ltd. 434,787
169 Tompkins Financial Corporation 11,931
191 Torchmark Corporation 18,137
3,319 Towne Bank 77,930
14,876 TPG RE Finance Trust, Inc. 157,983
7,272 TriCo Bancshares 256,556
24,524 Triumph Bancorp, Inc.
m
1,190,640
40,293 Truist Financial Corporation 1,931,243
24,658 TrustCo Bank Corporation 164,469
3,621 Trustmark Corporation 98,890
16,549 Two Harbors Investment
Corporation 105,417
13,365 Umpqua Holdings Corporation 202,346
13,551 United Bankshares, Inc. 439,052
1,178 Univest Financial Corporation 24,243
7,752 Unum Group 177,831
31,656 Valley National Bancorp 308,646
1,456 Walker & Dunlop, Inc. 133,981
4,322 Washington Trust Bancorp, Inc. 193,626
8,228 Webster Financial Corporation 346,810
162,975 Wells Fargo & Company 4,918,586
5,851 WesBanco, Inc. 175,296
61,885 Western Alliance Bancorp 3,710,006
28,940 Western Asset Mortgage Capital
Corporation 94,344
494 Westwood Holdings Group, Inc. 7,163
15,197 Wintrust Financial Corporation 928,385
44,679 Zions Bancorporations NA 1,940,856
4,544 Zurich Insurance Group AG 1,914,938
Total 142,983,228
Health Care (2.8%)
15,971 Abbott Laboratories 1,748,665
12,648 AbbVie, Inc. 1,355,233
2,218 Acadia Healthcare Company, Inc.
m
111,477
46,586 ACADIA Pharmaceuticals, Inc.
m
2,490,488
1,053 Acceleron Pharma, Inc.
m
134,721
16,198 ADMA Biologics, Inc.
i,m
31,586
6,069 Adverum Biotechnologies, Inc.
m
65,788

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Health Care (2.8%) - continued
6,846 Agile Therapeutics, Inc.
i,m
$ 19,648
21,489 Agios Pharmaceuticals, Inc.
m
931,118
9,487 Akebia Therapeutics, Inc.
m
26,564
1,641 Alexion Pharmaceuticals, Inc.
m
256,390
837 Align Technology, Inc.
m
447,276
537 Allakos, Inc.
m
75,180
3,724 Altimmune, Inc.
m
42,007
3,166 AmerisourceBergen Corporation 309,508
18,737 Amgen, Inc. 4,308,011
12,499 AMN Healthcare Services, Inc.
m
853,057
6,653 AnaptysBio, Inc.
m
143,039
1,275 Anavex Life Sciences
Corporation
i,m
6,885
7,022 Anthem, Inc. 2,254,694
63,764 Ardelyx, Inc.
m
412,553
2,636 Arena Pharmaceuticals, Inc.
m
202,524
6,012 Argenx SE ADR
m
1,768,069
6,168 Arrowhead Research Corporation
m
473,271
7,424 Atara Biotherapeutics, Inc.
m
145,733
189 Atrion Corporation 121,383
1,193 AVROBIO, Inc.
m
16,630
11,419 Axonics Modulation Technologies,
Inc.
i,m
570,036
5,616 Becton, Dickinson and Company 1,405,236
5,622 Biogen, Inc.
m
1,376,603
18,935 Biohaven Pharmaceutical Holding
Company, Ltd.
m
1,622,919
452 Bio-Rad Laboratories, Inc.
m
263,489
10,785 Bio-Techne Corporation 3,424,777
1,916 BioXcel Therapeutics, Inc.
m
88,519
2,467 Bluebird Bio, Inc.
m
106,747
1,662 Bruker Corporation 89,964
3,620 Cantel Medical Corporation 285,473
1,846 Capricor Therapeutics, Inc.
m
6,332
28,609 Catalent, Inc.
m
2,977,339
30,354 Centene Corporation
m
1,822,151
32,139 Cerner Corporation 2,522,269
4,515 Charles River Laboratories
International, Inc.
m
1,128,118
1,415 Chemed Corporation 753,643
12,593 Cigna Holding Company 2,621,611
7,687 CryoLife, Inc.
m
181,490
22,374 CVS Health Corporation 1,528,144
7,418 CytomX Therapeutics, Inc.
m
48,588
3,583 Danaher Corporation 795,928
1,110 Deciphera Pharmaceuticals, Inc.
m
63,348
14,556 Dexcom, Inc.
m
5,381,644
4,374 Dynavax Technologies
Corporation
m
19,464
3,159 Editas Medicine, Inc.
m
221,477
39,712 Edwards Lifesciences
Corporation
m
3,622,926
5,112 Envista Holdings Corporation
m
172,428
32,504 GlaxoSmithKline plc ADR 1,196,147
8,583 Global Blood Therapeutics, Inc.
i,m
371,730
25,245 GoodRx Holdings, Inc.
i,m
1,018,383
24,515 Guardant Health, Inc.
m
3,159,493
2,494 Haemonetics Corporation
m
296,162
31,579 Halozyme Therapeutics, Inc.
m
1,348,739
12,164 HCA Healthcare, Inc. 2,000,491
3,205 HealthEquity, Inc.
m
223,421
277 HealthStream, Inc.
m
6,050
7,115 Hill-Rom Holdings, Inc. 697,057
7,902 Humana, Inc. 3,241,954
52 ICU Medical, Inc.
m
11,153
Shares Common Stock (19.0%) Value
Health Care (2.8%) - continued
5,337 ImmunoGen, Inc.
m
$ 34,424
3,726 Immunovant, Inc.
m
172,104
11,764 Inovio Pharmaceuticals, Inc.
i,m
104,111
3,007 Insmed, Inc.
m
100,103
4,794 Inspire Medical Systems, Inc.
m
901,703
9,133 Insulet Corporation
m
2,334,669
1,828 Integra LifeSciences Holdings
Corporation
m
118,674
6,743 Intuitive Surgical, Inc.
m
5,516,448
6,546 Invitae Corporation
m
273,688
3,887 Iovance Biotherapeutics, Inc.
m
180,357
7,012 IQVIA Holding, Inc.
m
1,256,340
3,124 Jazz Pharmaceuticals, Inc.
m
515,616
50,816 Johnson & Johnson 7,997,422
6,539 Kura Oncology, Inc.
m
213,564
1,633 Laboratory Corporation of America
Holdings
m
332,397
22,014 LHC Group, Inc.
m
4,696,026
1,986 Ligand Pharmaceuticals, Inc.
i,m
197,508
4,106 MacroGenics, Inc.
m
93,863
52,030 Medtronic plc 6,094,794
53,983 Merck & Company, Inc. 4,415,809
2,720 Mersana Therapeutics, Inc.
m
72,379
988 Mesa Laboratories, Inc. 283,200
984 Mettler-Toledo International, Inc.
m
1,121,445
429 Mirati Therapeutics, Inc.
m
94,226
5,701 Molina Healthcare, Inc.
m
1,212,489
12,207 Natera, Inc.
m
1,214,841
7,694 National Healthcare Corporation 510,959
2,169 Neogen Corporation
m
172,002
13,363 Nevro Corporation
m
2,313,135
30,943 Novo Nordisk AS ADR 2,161,369
1,565 NuVasive, Inc.
m
88,156
2,253 Omnicell, Inc.
m
270,405
21,709 Optinose, Inc.
m
89,875
1,925 Orthifix Medical, Inc.
m
82,737
2,122 PerkinElmer, Inc. 304,507
16,828 PRA Health Sciences, Inc.
m
2,110,904
6,066 Pulmonx Corporation
m
418,675
2,046 Quest Diagnostics, Inc. 243,822
1,023 Quidel Corporation
m
183,782
4,571 Reata Pharmaceuticals, Inc.
m
565,067
4,938 Repligen Corporation
m
946,269
2,738 Replimune Group, Inc.
m
104,455
2,247 Revolution Medicines, Inc.
m
88,959
1,687 Sage Therapeutics, Inc.
m
145,942
4,384 Sarepta Therapeutics, Inc.
m
747,428
12,654 Silk Road Medical, Inc.
m
796,949
9,259 Spectrum Pharmaceuticals, Inc.
m
31,573
715 STERIS plc 135,521
17,802 Stryker Corporation 4,362,202
733 Surmodics, Inc.
m
31,900
15,801 Syneos Health, Inc.
m
1,076,522
1,317 Syros Pharmaceuticals, Inc.
m
14,289
27,233 Tactile Systems Technology, Inc.
m
1,223,851
210 TCR2 Therapeutics, Inc.
m
6,495
12,972 Teladoc Health, Inc.
i,m
2,593,881
7,141 Teleflex, Inc. 2,939,021
6,423 Tenet Healthcare Corporation
m
256,470
5,290 TherapeuticsMD, Inc.
i,m
6,401
13,559 Thermo Fisher Scientific, Inc. 6,315,511
5,922 Travere Therapeutics, Inc.
m
161,404
195 Tricida, Inc.
m
1,375
1,797 U.S. Physical Therapy, Inc. 216,089
2,312 United Therapeutics Corporation
m
350,938

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Health Care (2.8%) - continued
8,195 UnitedHealth Group, Inc. $ 2,873,823
2,178 Universal Health Services, Inc. 299,475
41,866 VBI Vaccines, Inc.
i,m
115,132
21,726 Veeva Systems, Inc.
m
5,914,904
14,233 Vertex Pharmaceuticals, Inc.
m
3,363,827
1,306 Viking Therapeutics, Inc.
m
7,353
871 Waters Corporation
m
215,503
3,321 West Pharmaceutical Services,
Inc. 940,873
5,471 Zimmer Biomet Holdings, Inc. 843,026
40,507 Zoetis, Inc. 6,703,909
14,188 Zymeworks, Inc.
m
670,525
Total 158,988,331
Industrials (2.3%)
18,784 A.O. Smith Corporation 1,029,739
299 AAR Corporation 10,830
749 Acuity Brands, Inc. 90,696
2,914 Advanced Drainage Systems, Inc. 243,552
7,787 AECOM
m
387,637
4,393 Aegion Corporation
m
83,423
11,526 Aerojet Rocketdyne Holdings,
Inc.
m
609,149
6,766 Allegion plc 787,427
41,185 Altra Industrial Motion Corporation 2,282,885
14,703 American Airlines Group, Inc.
i
231,866
23,225 AMETEK, Inc. 2,808,831
116,338 Arconic, Inc. 3,320,286
35,987 ASGN, Inc.
m
3,005,994
18,207 AZZ, Inc. 863,740
3,688 Boeing Company 789,453
13,948 Carlisle Companies, Inc. 2,178,399
55,901 Carrier Global Corporation 2,108,586
1,449 Caterpillar, Inc. 263,747
24,276 CBIZ, Inc.
m
645,984
20,136 Chart Industries, Inc.
m
2,371,819
2,504 Cintas Corporation 885,064
3,367 CRA International, Inc. 171,481
18,675 Crane Company 1,450,300
11,648 CSW Industrials, Inc. 1,303,528
15,254 CSX Corporation 1,384,300
3,934 Cummins, Inc. 893,411
26,503 Curtiss-Wright Corporation 3,083,624
43,241 Delta Air Lines, Inc. 1,738,721
2,720 Douglas Dynamics, Inc. 116,334
2,383 Dycom Industries, Inc.
m
179,964
8,027 Eaton Corporation plc 964,364
10,073 EMCOR Group, Inc. 921,277
11,279 Emerson Electric Company 906,493
5,224 Encore Wire Corporation 316,418
1,984 Expeditors International of
Washington, Inc. 188,698
7,109 Fluor Corporation 113,531
15,975 Forrester Research, Inc.
m
669,352
18,001 Forward Air Corporation 1,383,197
6,614 Generac Holdings, Inc.
m
1,504,090
21,818 General Dynamics Corporation 3,246,955
7,545 Gorman-Rupp Company 244,835
2,663 Heico Corporation 352,581
13,675 Helios Technologies, Inc. 728,741
25,972 Honeywell International, Inc. 5,524,244
11,045 Hubbell, Inc. 1,731,746
2,427 ICF International, Inc. 180,399
19,023 IDEX Corporation 3,789,382
800 Illinois Tool Works, Inc. 163,104
Shares Common Stock (19.0%) Value
Industrials (2.3%) - continued
355 JB Hunt Transport Services, Inc. $ 48,511
9,077 JetBlue Airways Corporation
m
131,980
62,581 Johnson Controls International plc 2,915,649
8,879 Kansas City Southern 1,812,470
7,488 L3Harris Technologies, Inc. 1,415,382
11,320 Landstar System, Inc. 1,524,351
6,409 Lennox International, Inc. 1,755,874
31,169 Lincoln Electric Holdings, Inc. 3,623,396
5,835 Linde Public Limited Company 1,537,581
9,676 Lockheed Martin Corporation 3,434,786
18,423 Manpower, Inc. 1,661,386
1,757 Masonite International
Corporation
m
172,783
24,779 Mercury Systems, Inc.
m
2,182,039
69,743 Meritor, Inc.
m
1,946,527
23,863 Middleby Corporation
m
3,076,418
6,467 MSC Industrial Direct Company,
Inc. 545,750
8,204 NAPCO Security Technologies,
Inc.
m
215,109
1,306 Nordson Corporation 262,441
10,925 Norfolk Southern Corporation 2,595,889
6,987 Nutrien, Ltd. 336,494
8,584 Old Dominion Freight Line, Inc. 1,675,425
13,461 Otis Worldwide Corporation 909,291
11,267 Parker-Hannifin Corporation 3,069,243
6,747 Quad/Graphics, Inc. 25,774
31,385 Raven Industries, Inc. 1,038,530
24,754 Raytheon Technologies
Corporation 1,770,159
33,442 Regal-Beloit Corporation 4,107,012
38,685 Ritchie Brothers Auctioneers, Inc. 2,690,542
3,407 Rockwell Automation, Inc. 854,510
14,603 Rush Enterprises, Inc. 604,856
2,930 Ryder System, Inc. 180,957
4,977 Saia, Inc.
m
899,842
3,188 Simpson Manufacturing Company,
Inc. 297,919
3,202 Snap-On, Inc. 547,990
11,434 Southwest Airlines Company 532,939
3,023 Spirit Airlines, Inc.
m
73,912
1,162 SPX FLOW, Inc.
m
67,349
19,007 Standex International Corporation 1,473,423
34,311 Summit Materials, Inc.
m
688,965
559 Sunrun, Inc.
m
38,783
1,650 Teledyne Technologies, Inc.
m
646,767
1,654 Tetra Tech, Inc. 191,500
2,933 Thermon Group Holdings, Inc.
m
45,843
6,161 Timken Company 476,615
143 Toro Company 13,562
19,772 Trex Company, Inc.
m
1,655,312
21,659 TriMas Corporation
m
685,940
184 U.S. Xpress Enterprises, Inc.
m
1,259
2,095 UniFirst Corporation 443,491
7,009 Union Pacific Corporation 1,459,414
3,041 United Airlines Holdings, Inc.
m
131,523
24,098 United Rentals, Inc.
m
5,588,567
9,272 Valmont Industries, Inc. 1,621,951
6,154 Verisk Analytics, Inc. 1,277,509
2,789 Waste Connections, Inc. 286,068
4,622 Watsco, Inc. 1,047,114
655 Watts Water Technologies, Inc. 79,713
8,524 WESCO International, Inc.
m
669,134
13,524 Willdan Group, Inc.
m
563,951
5,950 XPO Logistics, Inc.
m
709,240

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Industrials (2.3%) - continued
2,805 Xylem, Inc. $ 285,521
Total 128,872,408
Information Technology (4.7%)
9,822 Accenture plc 2,565,605
22,668 Adobe, Inc.
m
11,336,720
1,426 ADTRAN, Inc. 21,062
11,590 Advanced Energy Industries, Inc.
m
1,123,882
24,089 Agilysys, Inc.
m
924,536
4,227 Akamai Technologies, Inc.
m
443,793
14,236 Alliance Data Systems Corporation 1,054,888
28,609 Amphenol Corporation 3,741,199
1,399 Analog Devices, Inc. 206,674
37,369 Anaplan, Inc.
m
2,684,963
4,058 ANSYS, Inc.
m
1,476,300
102 Anterix, Inc.
m
3,835
262,681 Apple, Inc. 34,855,142
3,417 Aspen Technology, Inc.
m
445,064
6,723 Atlassian Corporation plc
m
1,572,308
6,850 Avalara, Inc.
m
1,129,497
12,647 Bandwidth, Inc.
m
1,943,465
13,406 Benchmark Electronics, Inc. 362,096
40,952 BigCommerce Holdings, Inc.
i,m
2,627,071
11,520 Blackline, Inc.
m
1,536,538
2,941 Broadcom, Ltd. 1,287,717
5,993 Broadridge Financial Solutions,
Inc. 918,128
1,163 CACI International, Inc.
m
289,971
983 Cadence Design Systems, Inc.
m
134,111
18,859 CDK Global, Inc. 977,462
3,601 CDW Corporation 474,576
1,417 Ceridian HCM Holding, Inc.
m
150,996
44,199 Change Healthcare, Inc.
m
824,311
16,232 Ciena Corporation
m
857,861
116,743 Cisco Systems, Inc. 5,224,249
5,070 Cognex Corporation 407,045
12,641 Computer Services, Inc. 750,875
2,571 Concentrix Corporation
m
253,758
7,256 Coupa Software, Inc.
m
2,459,131
7,077 Cree, Inc.
m
749,454
3,869 CTS Corporation 132,823
7,999 Descartes Systems Group, Inc.
m
467,782
11,083 DocuSign, Inc.
m
2,463,751
34,646 Dolby Laboratories, Inc. 3,365,166
1,781 Domo, Inc.
m
113,574
12,120 Dropbox, Inc.
m
268,943
2,575 DSP Group, Inc.
m
42,719
32,392 Elastic NV
m
4,733,443
9,145 Endava plc ADR
m
701,879
3,202 Enphase Energy, Inc.
m
561,855
3,708 EPAM Systems, Inc.
m
1,328,762
5,662 ePlus, Inc.
m
497,973
16,420 Euronet Worldwide, Inc.
m
2,379,586
9,563 Eventbrite, Inc.
m
173,090
5,101 ExlService Holdings, Inc.
m
434,248
1,851 eXp World Holdings, Inc.
m
116,835
4,153 F5 Networks, Inc.
m
730,679
2,880 Fair Isaac Corporation
m
1,471,795
5,561 First Solar, Inc.
m
550,094
7,016 Five9, Inc.
m
1,223,590
33 FleetCor Technologies, Inc.
m
9,003
16,345 FLIR Systems, Inc. 716,401
13,584 Global Payments, Inc. 2,926,265
1,044 Guidewire Software, Inc.
m
134,394
8,462 Health Catalyst, Inc.
i,m
368,351
Shares Common Stock (19.0%) Value
Information Technology (4.7%) - continued
6,230 II-VI, Inc.
m
$ 473,231
3,131 InterDigital, Inc. 189,989
3,898 Intuit, Inc. 1,480,655
175 IPG Photonics Corporation
m
39,163
5,728 Jack Henry & Associates, Inc. 927,879
10,536 Juniper Networks, Inc. 237,165
3,421 Lam Research Corporation 1,615,636
21,431 Lattice Semiconductor
Corporation
m
981,968
3,859 Littelfuse, Inc. 982,733
25,733 Lumentum Holdings, Inc.
m
2,439,488
3,187 Manhattan Associates, Inc.
m
335,209
1,922 ManTech International Corporation 170,943
41,261 MasterCard, Inc. 14,727,701
1,488 MAXIMUS, Inc. 108,907
2,200 MaxLinear, Inc.
m
84,018
52,013 Medallia, Inc.
i,m
1,727,872
141,383 Microsoft Corporation 31,446,407
2,615 MicroStrategy, Inc.
m
1,016,058
16,563 MKS Instruments, Inc. 2,491,903
12,845 Monolithic Power Systems, Inc. 4,704,224
3,871 Motorola Solutions, Inc. 658,302
20,128 National Instruments Corporation 884,424
349 NetApp, Inc. 23,118
6,600 Nice, Ltd. ADR
m
1,871,364
4,813 Nova Measuring Instruments, Ltd.
m
339,798
2,762 Novanta, Inc.
m
326,524
38,167 Nuance Communications, Inc.
m
1,682,783
15,902 NVIDIA Corporation 8,304,024
5,419 Okta, Inc.
m
1,377,835
39,932 Oracle Corporation 2,583,201
7,027 Palo Alto Networks, Inc.
m
2,497,326
58 Paylocity Holding Corporation
m
11,943
51,444 PayPal Holdings, Inc.
m
12,048,185
7,262 Plexus Corporation
m
567,961
1,222 Progress Software Corporation 55,222
886 Proofpoint, Inc.
m
120,859
5,377 Q2 Holdings, Inc.
m
680,352
5,685 QAD, Inc. 359,178
7,098 Qorvo, Inc.
m
1,180,185
42,676 QUALCOMM, Inc. 6,501,262
507 Qualys, Inc.
m
61,788
4,274 Rogers Corporation
m
663,710
6,441 Sabre Corporation 77,421
10,306 SailPoint Technologies Holdings,
Inc.
m
548,691
29,859 Salesforce.com, Inc.
m
6,644,523
1,744 Samsung Electronics Company,
Ltd. GDR 3,171,969
6,198 ScanSource, Inc.
m
163,503
4,123 Semtech Corporation
m
297,227
16,414 ServiceNow, Inc.
m
9,034,758
1,027 Shift4 Payments, Inc.
m
77,436
2,124 Shopify Inc.
m
2,404,262
2,320 Sierra Wireless Inc.
m
33,895
2,992 Silicon Laboratories, Inc.
m
381,001
1,275 Solaredge Technology, Ltd.
m
406,878
33,037 Square, Inc.
m
7,190,173
51,884 STMicroelectronics NV ADR
i
1,925,934
2,571 SYNNEX Corporation 209,382
5,731 Synopsys, Inc.
m
1,485,704
2,878 TE Connectivity, Ltd. 348,439
30,696 Texas Instruments, Inc. 5,038,135
238 Tyler Technologies, Inc.
m
103,892
3,438 VeriSign, Inc.
m
743,983

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Information Technology (4.7%) - continued
2,330 ViaSat, Inc.
m
$ 76,075
6,715 Visa, Inc. 1,468,772
5,493 VMware, Inc.
i,m
770,448
18,173 Workiva, Inc.
m
1,665,010
1,286 Zendesk, Inc.
m
184,052
8,438 Zscaler, Inc.
m
1,685,153
Total 266,844,493
Materials (0.6%)
2,363 AdvanSix, Inc.
m
47,236
903 Air Products and Chemicals, Inc. 246,718
7,025 AptarGroup, Inc. 961,652
3,098 Avery Dennison Corporation 480,531
54,452 Axalta Coating Systems, Ltd.
m
1,554,605
382 Balchem Corporation 44,014
4,993 Ball Corporation 465,248
4,985 Cabot Corporation 223,727
1,919 Carpenter Technology Corporation 55,881
2,073 Celanese Corporation 269,366
55,372 CF Industries Holdings, Inc. 2,143,450
18,422 Chemours Company 456,681
29,728 Eastman Chemical Company 2,981,124
21,508 Ecolab, Inc. 4,653,471
53,914 Element Solutions, Inc. 955,895
19,660 Ferroglobe Representation &
Warranty Insurance Trust
c,m
2
2,728 FMC Corporation 313,529
3,539 Ingevity Corporation
m
268,008
15,914 Innospec, Inc. 1,443,877
146,706 Ivanhoe Mines, Ltd.
m
790,638
13,102 Kaiser Aluminum Corporation 1,295,788
10,013 LyondellBasell Industries NV 917,792
10,315 Martin Marietta Materials, Inc. 2,929,150
5,177 Materion Corporation 329,878
6,482 Minerals Technologies, Inc. 402,662
16,625 Myers Industries, Inc. 345,467
9,437 Neenah, Inc. 522,055
28,422 Nucor Corporation 1,511,766
6,289 O-I Glass, Inc. 74,839
11,412 Olin Corporation 280,279
2,143 Olympic Steel, Inc. 28,566
1,940 PPG Industries, Inc. 279,787
8,135 Quaker Chemical Corporation 2,061,328
497 Reliance Steel & Aluminum
Company 59,516
2,233 RPM International, Inc. 202,712
9,776 Ryerson Holding Corporation
m
133,345
1,953 Scotts Miracle-Gro Company 388,920
5,864 Sensient Technologies Corporation 432,587
1,729 Sherwin-Williams Company 1,270,659
13,884 Steel Dynamics, Inc. 511,903
14,540 UFP Technologies, Inc.
m
677,564
7,104 United States Lime & Minerals, Inc. 809,856
3,974 United States Steel Corporation 66,644
13,122 W. R. Grace & Company 719,348
1,902 Worthington Industries, Inc. 97,649
Total 34,705,713
Real Estate (0.9%)
38,378 Agree Realty Corporation 2,555,207
1,360 Alexandria Real Estate Equities,
Inc. 242,379
49,538 American Campus Communities,
Inc. 2,118,740
Shares Common Stock (19.0%) Value
Real Estate (0.9%) - continued
17,424 American Tower Corporation $ 3,910,991
4,577 Apartment Income REIT
Corporation
m
175,803
4,577 Apartment Investment &
Management Company 24,167
7,902 Armada Hoffler Properties, Inc. 88,660
6,434 AvalonBay Communities, Inc. 1,032,207
530 Bluegreen Vacations Holding
Corporations 7,171
197 Bluerock Residential Growth REIT,
Inc. 2,496
17,654 Camden Property Trust 1,763,988
12,729 CareTrust REIT, Inc. 282,329
49,123 CBRE Group, Inc.
m
3,080,995
4,979 Cedar Realty Trust, Inc. 50,437
2,457 Centerspace 173,563
9,228 Colliers International Group, Inc. 822,492
2,908 Colony Credit Real Estate, Inc. 21,810
4,902 Columbia Property Trust, Inc. 70,295
5,560 Community Healthcare Trust, Inc. 261,932
4,177 Corepoint Lodging, Inc. 28,738
3,122 CoStar Group, Inc.
m
2,885,602
27,521 Cushman and Wakefield plc
m
408,136
1,564 Digital Realty Trust, Inc. 218,194
12,638 Douglas Emmett, Inc. 368,777
6,916 Duke Realty Corporation 276,433
6,536 EastGroup Properties, Inc. 902,360
10,869 EPR Properties 353,243
6,098 Equity Lifestyle Properties, Inc. 386,369
57,411 Essential Properties Realty Trust,
Inc. 1,217,113
1,205 Essex Property Trust, Inc. 286,091
5,526 Farmland Partners, Inc. 48,076
2,703 Federal Realty Investment Trust 230,079
48,753 First Industrial Realty Trust, Inc. 2,053,964
3,948 FirstService Corporation 539,928
39,020 Four Corners Property Trust, Inc. 1,161,625
9,469 Gaming and Leisure Properties,
Inc. 401,486
9,581 Getty Realty Corporation 263,861
4,246 Gladstone Commercial
Corporation 76,428
3,972 Gladstone Land Corporation 58,150
5,433 Global Medical REIT, Inc. 70,955
20,031 Healthcare Realty Trust, Inc. 592,918
962 Highwoods Properties, Inc. 38,124
81,969 Host Hotels & Resorts, Inc. 1,199,206
5,091 Hudson Pacific Properties, Inc. 122,286
19,592 Industrial Logistics Properties Trust 456,298
2,549 Innovative Industrial Properties,
Inc. 466,798
4,044 Iron Mountain, Inc. 119,217
3,812 Jones Lang LaSalle, Inc.
m
565,586
32,250 Kilroy Realty Corporation 1,851,150
1,588 Lamar Advertising Company 132,153
8,756 Lexington Realty Trust 92,989
1,514 Life Storage, Inc. 180,756
20,923 Macerich Company 223,248
40,903 Medical Properties Trust, Inc. 891,276
1,221 National Health Investors, Inc. 84,457
22,872 National Retail Properties, Inc. 935,922
69,238 National Storage Affiliates Trust 2,494,645
30,023 New Residential Investment
Corporation 298,429
9,553 New Senior Investment Group, Inc. 49,485

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (19.0%) Value
Real Estate (0.9%) - continued
5,780 NexPoint Residential Trust, Inc. $ 244,552
8,529 Omega Healthcare Investors, Inc. 309,773
4,282 One Liberty Properties, Inc. 85,940
133 Orchid Island Capital, Inc. 694
2,348 Plymouth Industrial REIT, Inc. 35,220
2,852 PotlatchDeltic Corporation 142,657
9,150 Preferred Apartment Communities,
Inc. 67,710
5,512 Public Storage, Inc. 1,272,886
10,616 Rayonier, Inc. REIT 311,898
15,973 Realty Income Corporation 993,041
4,481 Regency Centers Corporation 204,289
21,929 Rexford Industrial Realty, Inc. 1,076,933
714 RMR Group, Inc. 27,575
29,723 Sabra Health Care REIT, Inc. 516,289
4,337 SBA Communications Corporation 1,223,598
78,704 Service Properties Trust 904,309
4,990 SL Green Realty Corporation 297,304
12,399 Spirit Realty Capital, Inc. 498,068
15,219 STAG Industrial, Inc. 476,659
14,836 Store Capital Corporation 504,127
71,516 Sunstone Hotel Investors, Inc. 810,276
7,355 UDR, Inc. 282,653
5,019 UMH Properties, Inc. 74,331
16,850 Uniti Group, Inc. 197,651
293 Universal Health Realty Income
Trust 18,831
7,974 Vornado Realty Trust 297,749
7,442 WP Carey, Inc. 525,256
Total 51,116,482
Utilities (0.3%)
10,859 AES Corporation 255,187
3,109 ALLETE, Inc. 192,571
4,559 Alliant Energy Corporation 234,925
623 American States Water Company 49,535
56 American Water Works Company,
Inc. 8,594
6,151 Artesian Resources Corporation 228,079
6,139 Black Hills Corporation 377,242
11,570 CenterPoint Energy, Inc. 250,375
603 Chesapeake Utilities Corporation 65,251
6,678 CMS Energy Corporation 407,425
5,228 Consolidated Water Company,
Ltd. 62,997
2,292 DTE Energy Company 278,272
23,395 Duke Energy Corporation 2,142,046
17,054 Entergy Corporation 1,702,671
1,508 Essential Utilities, Inc. 71,313
5,017 Evergy, Inc. 278,494
25,124 Exelon Corporation 1,060,735
9,228 FirstEnergy Corporation 282,469
4,099 Hawaiian Electric Industries, Inc. 145,064
2,887 IDACORP, Inc. 277,239
3,825 MDU Resources Group, Inc. 100,751
798 Middlesex Water Company 57,831
1,809 National Fuel Gas Company 74,404
6,841 New Jersey Resources
Corporation 243,198
14,140 NextEra Energy, Inc. 1,090,901
1,566 Northwest Natural Holding
Company 72,020
5,848 NorthWestern Corporation 340,997
7,121 NRG Energy, Inc. 267,394
24,757 OGE Energy Corporation 788,758
Shares Common Stock (19.0%) Value
Utilities (0.3%) - continued
3,117 Otter Tail Corporation $ 132,815
116 Pinnacle West Capital Corporation 9,274
12,108 Portland General Electric
Company 517,859
2,799 Southwest Gas Holdings, Inc. 170,039
10,398 Spire, Inc. 665,888
14,095 UGI Corporation 492,761
3,104 Unitil Corporation 137,414
Total 13,532,788
Total Common Stock
(cost $696,545,696) 1,076,704,822
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
26,088,711 Thrivent Cash Management Trust 26,088,711
Total Collateral Held for
Securities Loaned
(cost $26,088,711) 26,088,711
Shares or
Principal
Amount Short-Term Investments ( 13.6% ) Value
Federal Home Loan Bank Discount
Notes
4,000,000 0.095%, 1/6/2021
n,o
3,999,985
100,000 0.000%, 1/7/2021
o
99,999
7,300,000 0.060%, 1/12/2021
n,o
7,299,886
1,500,000 0.085%, 1/14/2021
n,o
1,499,971
2,700,000 0.070%, 1/19/2021
n,o
2,699,921
4,000,000 0.070%, 1/26/2021
n,o
3,999,829
9,000,000 0.051%, 1/27/2021
n,o
8,999,598
3,200,000 0.070%, 2/9/2021
n,o
3,199,744
1,100,000 0.075%, 2/10/2021
n,o
1,099,910
100,000 0.075%, 2/17/2021
n,o
99,990
2,000,000 0.078%, 3/5/2021
n,o
1,999,700
1,400,000 0.077%, 3/10/2021
n,o
1,399,773
4,500,000 0.060%, 3/16/2021
n,o
4,499,201
5,600,000 0.070%, 3/30/2021
n,o
5,598,810
Thrivent Core Short-Term Reserve
Fund
72,183,999 0.240% 721,839,985
U.S. Treasury Bills
300,000 0.085%, 1/7/2021
n
299,999
500,000 0.073%, 2/11/2021
n
499,968
Total Short-Term Investments
(cost $769,032,086) 769,136,269
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
206 $136.50, expires 2/19/2021 48,281
Put on 30-Yr. U.S. Treasury Bond
Futures
200 $168.00, expires 2/19/2021 121,875
Total Options Purchased
(cost $247,685) 170,156
Total Investments (cost
$5,419,708,327) 109.6% $6,201,958,093
Other Assets and Liabilities, Net
(9.6%) (545,437,933)
Total Net Assets 100.0% $5,656,520,160

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2020.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $299,995,823 or
5.3% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2020.
i All or a portion of the security is on loan.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
December 31, 2020 was $607,008 or 0.01% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
December 31, 2020.
Security
Acquisition
Date Cost
Siemens
Financieringsmaatschappij
NV, 3/16/2047 3/7/2017 $ 453,385
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 6,306,899
Common Stock 18,945,765
Total lending $25,252,664
Gross amount payable upon return of
collateral for securities loaned $26,088,711
Net amounts due to counterparty
$836,047
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 806,939,541
Gross unrealized depreciation (39,027,128)
Net unrealized appreciation (depreciation) $ 767,912,413
Cost for federal income tax purposes $ 5,428,676,101

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,437,482 – 4,843,471 594,011
Capital Goods 12,339,337 – 12,339,337 –
Communications Services 28,387,310 – 28,387,310 –
Consumer Cyclical 19,586,714 – 19,586,714 –
Consumer Non-Cyclical 21,559,999 – 20,282,524 1,277,475
Energy 3,503,299 – 3,503,299 –
Financials 9,146,614 – 9,146,614 –
Technology 9,799,859 – 9,799,859 –
Transportation 3,944,176 – 3,944,176 –
Utilities 5,361,408 – 5,361,408 –
Long-Term Fixed Income
Asset-Backed Securities 108,417,983 – 104,067,983 4,350,000
Basic Materials 24,467,397 – 24,467,397 –
Capital Goods 38,808,738 – 38,808,738 –
Collateralized Mortgage Obligations 66,608,348 – 66,608,348 –
Commercial Mortgage-Backed Securities 15,456,339 – 15,456,339 –
Communications Services 74,603,825 – 74,603,825 –
Consumer Cyclical 60,953,660 – 60,953,660 –
Consumer Non-Cyclical 90,504,725 – 90,504,725 –
Energy 64,153,547 – 64,153,547 –
Financials 140,778,077 – 140,778,077 –
Mortgage-Backed Securities 669,328,262 – 669,328,262 –
Technology 52,503,928 – 52,503,928 –
Transportation 12,698,337 – 12,698,337 –
U.S. Government & Agencies 722,878,243 – 722,878,243 –
Utilities 50,460,445 – 50,460,445 –
Registered Investment Companies
Unaffiliated 37,716,981 37,716,981 – –
Affiliated 1,512,607,021 1,512,607,021 – –
Common Stock
Communications Services 80,046,578 79,967,785 78,793 –
Consumer Discretionary 148,927,357 148,927,357 – –
Consumer Staples 28,304,000 28,304,000 – –
Energy 22,383,444 22,383,444 – –
Financials 142,983,228 140,633,503 2,349,725 –
Health Care 158,988,331 158,988,331 – –
Industrials 128,872,408 128,872,408 – –
Information Technology 266,844,493 263,672,524 3,171,969 –
Materials 34,705,713 33,915,073 790,638 2
Real Estate 51,116,482 51,116,482 – –
Utilities 13,532,788 13,532,788 – –
Short-Term Investments 47,296,284 – 47,296,284 –
Options Purchased 170,156 170,156 – –
Subtotal Investments in Securities $4,986,183,316 $2,620,807,853 $2,359,153,975 $6,221,488
Other Investments  * Total
Affiliated Short-Term Investments 721,839,985
Affiliated Registered Investment Companies 467,846,081
Collateral Held for Securities Loaned 26,088,711
Subtotal Other Investments $1,215,774,777
Total Investments at Value $6,201,958,093
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,867,028 9,867,028 – –
Total Asset Derivatives $9,867,028 $9,867,028 $– $–
Liability Derivatives
Futures Contracts 15,193,224 15,193,224 – –
Call Options Written 149,511 – – 149,511
Total Liability Derivatives $15,342,735 $15,193,224 $– $149,511
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling $45,996,319 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 208 March 2021 $ 45,913,390 $ 49,735
CBOT 5-Yr. U.S. Treasury Note 971 March 2021 122,227,654 277,648
CBOT U.S. Long Bond 565 March 2021 98,626,620 (775,683)
CME E-mini Russell 2000 Index 17 March 2021 1,677,373 1,207
CME E-mini S&P 500 Index 995 March 2021 181,999,709 4,503,091
CME E-mini S&P Mid-Cap 400 Index 6 March 2021 1,362,126 19,974
ICE US mini MSCI Emerging Markets Index 2,905 March 2021 182,095,677 5,015,373
Ultra 10-Yr. U.S. Treasury Note 89 March 2021 13,971,896 (55,912)
Total Futures Long Contracts $ 647,874,445 $ 9,035,433
CBOT 10-Yr. U.S. Treasury Note (432) March 2021 ( $ 59,526,861) ( $ 122,891)
CME E-mini Russell 2000 Index (2,703) March 2021 (257,946,883) (8,947,337)
CME E-mini S&P Mid-Cap 400 Index (458) March 2021 (102,464,238) (3,036,062)
CME Euro Foreign Exchange Currency (200) March 2021 (30,249,934) (365,066)
CME Ultra Long Term U.S. Treasury Bond (178) March 2021 (37,801,361) (212,764)
Eurex Euro STOXX 50 Index (736) March 2021 (31,503,428) (334,728)
ICE mini MSCI EAFE Index (915) March 2021 (96,141,319) (1,342,781)
Total Futures Short Contracts ( $ 615,634,024) ($14,361,629)
Total Futures Contracts $ 32,240,421 ($5,326,196)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of December 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 206.00 $ 136.50 February 2021 28,444,094 $ 48,281 ( $ 48,800)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 200.00 168.00 February 2021 34,637,500 121,875 (28,729)
Total Options Purchased Contracts $170,156 ($77,529)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (13.13) $ 103.25 February 2021 (13,607,942) ( $ 92,089) ( $ 29,540)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (13.13) 103.44 January 2021 (13,632,039) (57,422) (13,843)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($149,511) ($43,383)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Moderately
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,539,645
Total Equity Contracts 9,539,645
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 327,383
Total Interest Rate Contracts 327,383
Total Asset Derivatives $9,867,028
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 365,066
Total Foreign Exchange Contracts 365,066
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 13,660,908
Total Equity Contracts 13,660,908
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,167,250
Options Written Net Assets - Distributable earnings/(accumulated loss) 43,383
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 77,529
Total Interest Rate Contracts 1,288,162
Total Liability Derivatives $15,314,136
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (15,381,887)
Total Equity Contracts
(15,381,887)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (1,684,382)
Total Foreign Exchange Contracts (1,684,382)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 351,260
Options Purchased Net realized gains/(losses) on Investments (50,515)
Futures Net realized gains/(losses) on Futures contracts 18,335,880
Total Interest Rate Contracts
18,636,625
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 2,417,892
Total Credit Contracts
2,417,892
Total $3,988,248
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (944,129)
Total Foreign Exchange Contracts (944,129)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,624,180)
Total Equity Contracts (2,624,180)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (43,383)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (77,529)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,860,635
Total Interest Rate Contracts 1,739,723
Total ($1,828,586)
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $310,602,306
Futures - Short (329,707,274)
Interest Rate Contracts
Futures - Long 297,915,486
Futures - Short (73,670,374)
Options Purchased 11,533,317
Options Written (21,832,782)
Foreign Exchange Contracts
Futures - Long 23,725,156
Futures - Short (5,627,693)
Credit Contracts
Credit Default Swaps - Buy
Protection (112,675)
Credit Default Swaps - Sell
Protection (281,575)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $154,966 $32,896 $– $198,466 19,139 3.5%
Core Emerging Markets Equity – 35,917 – 42,572 3,611 0.8
Core International Equity 53,554 1,243 – 55,122 5,619 1.0
Core Low Volatility Equity 116,663 46,489 – 171,686 13,626 3.0
Global Stock 42,724 4,903 – 49,223 3,478 0.9
High Yield 139,303 7,075 – 143,151 30,675 2.5
Income 420,340 15,088 – 469,539 41,032 8.3
International Allocation 194,588 7,757 15,000 182,193 17,979 3.2
International Index – 15,397 – 20,003 1,581 0.3
Large Cap Value 198,399 7,305 – 207,208 10,803 3.7
Limited Maturity Bond 246,521 5,265 – 256,404 25,375 4.5
Mid Cap Stock 100,286 3,838 – 122,036 5,379 2.2
Small Cap Stock 51,227 5,474 – 62,851 3,003 1.1
Total Affiliated Registered Investment
Companies 1,718,571 1,980,454 35.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 614,264 1,059,105 951,175 721,840 72,184 12.8
Total Affiliated Short-Term Investments 614,264 721,840 12.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 11,361 615,673 600,945 26,089 26,089 0.5
Total Collateral Held for Securities Loaned 11,361 26,089 0.5
Total Value $2,344,196 $2,728,383
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $10,604 $ – $8,008
Core Emerging Markets Equity – 6,655 – 317
Core International Equity – 325 – 1,243
Core Low Volatility Equity – 8,534 457 3,032
Global Stock – 1,596 4,195 708
High Yield – (3,227) – 7,076
Income – 34,111 2,093 12,998
International Allocation (11,322) 6,170 2,646 5,111
International Index – 4,606 181 216
Large Cap Value – 1,504 3,873 3,433
Limited Maturity Bond – 4,618 – 5,264
Mid Cap Stock – 17,912 3,359 479
Small Cap Stock – 6,150 5,151 323
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (459) 105 – 5,607
Total Income/Non Income Cash from Affiliated
Investments $53,815
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 153
Total Affiliated Income from Securities Loaned, Net $153
Total Value $(11,781) $99,663 $21,956

Money Market Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
( 82.8% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 1,500,000 0.105% , 1/14/2021 $ 1,499,943
1,160,000
0.213% (LIBOR 1M +
0.060%), 2/2/2021
b
1,160,000
3,030,000
0.162% (LIBOR 1M +
0.010%), 5/20/2021
b
3,030,000
2,830,000
0.148% (LIBOR 1M FLAT),
7/28/2021
b
2,830,000
2,800,000
0.218% (LIBOR 1M +
0.060%), 10/18/2021
b
2,800,000
950,000
0.144% (LIBOR 1M FLAT),
11/22/2021
b
950,000
3,350,000
0.155% (LIBOR 1M FLAT),
12/1/2021
b
3,350,000
1,000,000
0.218% (LIBOR 3M +
-0.010%), 12/2/2021
b
1,000,000
1,350,000
0.314% (LIBOR 3M +
0.080%), 1/3/2022
b
1,351,912
3,500,000
0.182% (LIBOR 1M +
0.030%), 1/21/2022
b
3,500,000
Federal Farm Credit Bank
4,470,000
0.308% (LIBOR 1M +
0.160%), 1/25/2021
b
4,470,694
100,000 0.060% , 1/28/2021 99,996
1,400,000
0.188% (LIBOR 1M +
0.040%), 1/28/2021
b
1,400,158
950,000
0.208% (FEDL 1M + 0.120%),
2/9/2021
b
949,914
2,265,000
0.153% (LIBOR 1M FLAT),
3/17/2021
b
2,265,000
3,975,000
0.168% (LIBOR 1M +
0.015%), 3/17/2021
b
3,975,478
1,140,000
0.179% (LIBOR 3M +
-0.035%), 4/30/2021
b
1,140,000
3,400,000
0.123% (LIBOR 1M +
-0.025%), 5/28/2021
b
3,398,752
2,880,000
0.175% (SOFRRATE +
0.090%), 7/15/2021
b
2,880,000
2,750,000
0.112% (LIBOR 3M +
-0.120%), 8/6/2021
b
2,749,912
1,275,000
0.146% (LIBOR 1M FLAT),
8/9/2021
b
1,273,416
900,000
0.246% (LIBOR 1M +
0.100%), 9/9/2021
b
900,000
1,100,000
0.173% (LIBOR 1M +
0.020%), 9/17/2021
b
1,100,408
5,000,000
0.418% (LIBOR 1M +
0.265%), 10/6/2021
b
5,011,151
1,000,000
0.158% (LIBOR 1M FLAT),
10/18/2021
b
1,000,016
1,350,000
0.162% (LIBOR 1M +
0.010%), 10/20/2021
b
1,350,000
4,500,000
0.113% (LIBOR 3M +
-0.100%), 10/29/2021
b
4,500,589
3,000,000
0.422% (LIBOR 1M +
0.268%), 11/1/2021
b
3,007,807
2,750,000
0.183% (LIBOR 1M +
0.030%), 11/2/2021
b
2,750,532
1,000,000
0.283% (LIBOR 1M +
0.130%), 11/5/2021
b
1,001,163
715,000
0.086% (LIBOR 3M +
-0.120%), 11/10/2021
b
714,821
6,060,000
0.133% (LIBOR 1M +
-0.020%), 11/16/2021
b
6,059,662
Principal
Amount
U.S. Government Agency Debt
(82.8%)
a
Value
$ 1,000,000
0.248% (LIBOR 1M +
0.090%), 11/18/2021
b
$ 1,001,201
800,000
0.244% (LIBOR 1M +
0.090%), 12/13/2021
b
800,311
6,600,000
0.129% (LIBOR 3M +
-0.090%), 12/16/2021
b
6,599,897
2,225,000
0.144% (LIBOR 1M FLAT),
12/22/2021
b
2,224,565
1,120,000
0.245% (LIBOR 1M +
0.100%), 12/23/2021
b
1,121,120
5,720,000
0.398% (LIBOR 1M +
0.240%), 1/18/2022
b
5,730,179
2,300,000
0.275% (SOFRRATE +
0.190%), 7/14/2022
b
2,300,000
1,100,000
0.233% (LIBOR 1M +
0.080%), 9/6/2022
b
1,100,943
Federal Home Loan Bank
830,000
0.099% (LIBOR 3M +
-0.135%), 1/4/2021
b
829,999
3,000,000 0.075% , 1/6/2021 2,999,969
6,250,000 0.075% , 1/8/2021 6,249,909
4,964,000 0.075% , 1/13/2021 4,963,876
725,000 0.065% , 1/14/2021 724,983
1,000,000 0.105% , 1/15/2021 999,959
2,950,000 0.088% , 1/20/2021 2,949,864
1,000,000
0.051% (LIBOR 3M +
-0.165%), 1/22/2021
b
999,983
5,000,000 0.073% , 1/22/2021 4,999,787
2,650,000
0.184% (SOFRRATE +
0.100%), 1/25/2021
b
2,650,000
3,020,000 0.078% , 1/27/2021 3,019,829
485,000
0.134% (SOFRRATE +
0.050%), 1/28/2021
b
484,793
3,000,000 0.080% , 2/12/2021 2,999,720
2,500,000
0.100% (SOFRRATE +
0.020%), 2/12/2021
b
2,500,000
4,135,000
0.103% (LIBOR 1M +
-0.050%), 2/16/2021
b
4,135,004
2,830,000
0.094% (LIBOR 1M +
-0.050%), 2/22/2021
b
2,830,007
2,000,000
0.116% (SOFRRATE +
0.035%), 2/25/2021
b
1,999,711
1,430,000
0.117% (SOFRRATE +
0.035%), 3/10/2021
b
1,430,000
3,000,000
0.138% (LIBOR 1M +
-0.010%), 3/26/2021
b
3,000,150
2,830,000
0.099% (LIBOR 3M +
-0.125%), 4/14/2021
b
2,829,823
700,000
0.122% (LIBOR 1M +
-0.030%), 4/20/2021
b
699,941
1,100,000
0.128% (LIBOR 1M +
-0.020%), 4/27/2021
b
1,100,005
1,650,000
0.128% (LIBOR 1M +
-0.020%), 5/3/2021
b
1,650,000
1,000,000
0.138% (LIBOR 1M +
-0.010%), 5/3/2021
b
999,951
3,200,000
0.088% (LIBOR 3M +
-0.140%), 6/2/2021
b
3,199,599
2,820,000
0.143% (LIBOR 1M +
-0.010%), 6/2/2021
b
2,820,000
1,135,000
0.217% (SOFRRATE +
0.135%), 6/4/2021
b
1,134,999
725,000
0.158% (SOFRRATE +
0.075%), 7/23/2021
b
724,485
5,730,000
0.115% (LIBOR 3M +
-0.105%), 8/4/2021
b
5,731,400

Money Market Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(82.8%)
a
Value
$ 500,000
0.158% (LIBOR 1M +
0.005%), 8/16/2021
b
$ 500,115
2,500,000
0.232% (SOFRRATE +
0.150%), 9/3/2021
b
2,500,000
1,000,000
0.389% (SOFRRATE +
0.310%), 9/24/2021
b
1,000,000
1,320,000
0.232% (SOFRRATE +
0.140%), 9/29/2021
b
1,320,000
1,500,000
0.130% (LIBOR 1M +
-0.015%), 12/23/2021
b
1,499,955
Federal Home Loan Bank Discount
Notes
3,675,000 0.090% , 3/26/2021 3,674,228
Federal Home Loan Mortgage
Corporation
500,000
0.229% (SOFRRATE +
0.145%), 12/9/2021
b
500,000
Federal National Mortgage
Association
2,800,000
0.215% (SOFRRATE +
0.130%), 6/11/2021
b
2,800,125
2,000,000
0.234% (SOFRRATE +
0.150%), 12/9/2021
b
2,000,000
900,000
0.313% (SOFRRATE +
0.230%), 5/6/2022
b
900,369
Resolution Funding Corporation
Principal Strip
1,925,000 0.090% , 1/15/2021 1,924,925
U.S. International Development
Finance Corporation
2,656,800
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,656,800
2,420,550
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,420,550
3,700,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
3,700,000
2,250,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,250,000
1,793,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,793,000
1,711,111
0.130% (T-BILL 3M + 0.070%),
1/7/2021
b
1,711,111
2,342,687
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,342,687
1,145,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,145,000
498,483
0.130% (T-BILL 3M FLAT),
1/7/2021
b
498,484
1,233,754
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,233,754
953,494
0.130% (T-BILL 3M FLAT),
1/7/2021
b
953,494
1,410,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,410,000
3,590,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
3,590,000
675,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
675,000
2,850,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,850,000
969,231
0.130% (T-BILL 3M FLAT),
1/7/2021
b
969,231
1,395,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,395,000
2,000,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,000,000
Principal
Amount
U.S. Government Agency Debt
(82.8%)
a
Value
$ 3,600,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
$ 3,600,000
1,026,315
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,026,316
1,989,623
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,989,623
1,273,846
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,273,846
2,540,368
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,540,368
2,405,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,405,000
2,000,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,000,000
889,474
0.130% (T-BILL 3M FLAT),
1/7/2021
b
889,474
1,300,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,300,000
1,730,245
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,730,245
1,580,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,580,000
1,265,334
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,265,334
2,156,250
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,156,250
1,101,912
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,101,912
1,326,415
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,326,415
400,080
0.130% (T-BILL 3M FLAT),
1/7/2021
b
400,080
835,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
835,000
1,284,790
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,284,790
1,630,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
1,630,000
2,200,000
0.130% (T-BILL 3M FLAT),
1/7/2021
b
2,200,000
1,000,000 1.016% , 1/26/2021 1,075,304
750,000 1.016% , 1/26/2021 806,478
3,565,000 1.016% , 1/26/2021 3,845,031
775,000 1.680% , 2/11/2021 786,588
1,235,000 1.000% , 4/9/2021 1,244,032
Total 258,513,200
Principal
Amount U.S. Treasury Debt ( 8.9% )
a
Value
U.S. Treasury Bills
6,060,000 0.103% , 1/14/2021 6,059,775
2,905,000 0.078% , 1/19/2021 2,904,887
7,900,000 0.098% , 1/28/2021 7,899,421
7,110,000 0.094% , 2/4/2021 7,109,371
U.S. Treasury Notes
1,790,000
0.210% (USBMMY 3M +
0.115%), 1/31/2021
b
1,789,267
890,000
0.234% (USBMMY 3M +
0.139%), 4/30/2021
b
889,975
1,100,000
0.315% (USBMMY 3M +
0.220%), 7/31/2021
b
1,100,449
Total 27,753,145

Money Market Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 8.0% )
a
Value
RBC Dominion Securities, Inc.
$ 25,000,000 0.040% , 1/4/2021
c
$ 25,000,000
Total 25,000,000
Total Investments
(at amortized cost) 99.7% $311,266,345
Other Assets and Liabilities,
Net 0.3% 985,802
Total Net Assets 100.0% $312,252,147
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Repurchase agreement dated December 31, 2020,
$25,000,111 maturing January 4, 2021, collateralized by
$25,500,161 United States Department of The Treasury,
0.04% due January 4, 2021.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 311,266,345
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 258,513,200 – 258,513,200 –
U.S. Treasury Debt 27,753,145 – 27,753,145 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 25,000,000 – 25,000,000 –
Total Investments at Amortized Cost $311,266,345 $– $311,266,345 $–

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 53.7% ) Value
Basic Materials (1.7%)
Alcoa Nederland Holding BV
$ 30,000 5.500%,  12/15/2027
a
$ 32,828
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,592
Cleveland-Cliffs, Inc.
25,000 5.750%,  3/1/2025 25,375
20,000 9.875%,  10/17/2025
a
23,525
First Quantum Minerals, Ltd.
65,000 7.250%,  4/1/2023
a
66,994
Freeport-McMoRan, Inc.
30,000 4.125%,  3/1/2028 31,462
30,000 4.250%,  3/1/2030 32,325
Ingevity Corporation
30,000 3.875%,  11/1/2028
a
30,225
Kraton Polymers, LLC
30,000 4.250%,  12/15/2025
a
30,603
Methanex Corporation
40,000 5.250%,  12/15/2029 43,349
Novelis Corporation
20,000 4.750%,  1/30/2030
a
21,547
OCI NV
30,000 4.625%,  10/15/2025
a
31,125
Olin Corporation
45,000 5.125%,  9/15/2027 47,076
Tronox Finance plc
15,000 5.750%,  10/1/2025
a
15,563
Total 462,589
Capital Goods (3.2%)
AECOM
55,000 5.125%,  3/15/2027 61,206
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
53,125
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a
36,269
20,000 5.250%,  8/15/2027
a
20,996
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
16,759
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 52,517
5,000 5.000%,  9/1/2030 5,350
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 60,875
Fortive Corporation, Convertible
10,000 0.875%,  2/15/2022 10,287
General Electric Company
100,000 5.000%,  3/15/2021
b,c
92,726
GFL Environmental, Inc.
10,000 4.000%,  8/1/2028
a
10,075
40,000 3.500%,  9/1/2028
a
40,808
Greenbrier Companies, Inc.,
Convertible
3,000 2.875%,  2/1/2024 3,031
H&E Equipment Services, Inc.
40,000 3.875%,  12/15/2028
a
40,301
Howmet Aerospace, Inc.
20,000 6.875%,  5/1/2025 23,600
Jeld-Wen, Inc.
30,000 4.625%,  12/15/2025
a
30,615
Principal
Amount Long-Term Fixed Income (53.7%) Value
Capital Goods (3.2%) - continued
KBR, Inc., Convertible
$ 18,000 2.500%,  11/1/2023 $ 24,627
Owens-Brockway Glass Container,
Inc.
20,000 5.875%,  8/15/2023
a
21,425
Patrick Industries, Inc., Convertible
4,000 1.000%,  2/1/2023 4,223
SRM Escrow Issuer, LLC
40,000 6.000%,  11/1/2028
a
41,873
Standard Industries, Inc.
50,000 4.375%,  7/15/2030
a
53,486
TransDigm, Inc.
20,000 6.250%,  3/15/2026
a
21,300
55,000 5.500%,  11/15/2027 57,822
United Rentals North America, Inc.
15,000 5.500%,  5/15/2027 16,069
60,000 4.000%,  7/15/2030 63,150
WESCO Distribution, Inc.
30,000 7.250%,  6/15/2028
a
34,119
Total 896,634
Collateralized Mortgage Obligations (0.3%)
GMACM Mortgage Loan Trust
28,210
3.647%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
26,740
Residential Accredit Loans, Inc.
Trust
63,550
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 62,099
Total 88,839
Communications Services (5.5%)
Altice France SA
30,000 5.500%,  1/15/2028
a
31,365
Cable One, Inc.
10,000 4.000%,  11/15/2030
a
10,387
CCO Holdings, LLC
55,000 5.500%,  5/1/2026
a
56,994
110,000 4.500%,  8/15/2030
a
116,737
CSC Holdings, LLC
50,000 4.125%,  12/1/2030
a
52,280
70,000 4.625%,  12/1/2030
a
73,062
DISH Network Corporation,
Convertible
32,000 3.375%,  8/15/2026 30,503
Embarq Corporation
30,000 7.995%,  6/1/2036 37,003
Entercom Media Corporation
20,000 6.500%,  5/1/2027
a
20,325
Front Range BidCo, Inc.
50,000 4.000%,  3/1/2027
a
50,125
Frontier Communications
Corporation
20,000 5.875%,  10/15/2027
a
21,625
GCI, LLC
20,000 4.750%,  10/15/2028
a
21,331
Hughes Satellite Systems
Corporation
10,000 6.625%,  8/1/2026 11,315

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Communications Services (5.5%) - continued
iHeartCommunications, Inc.
$ 45,000 4.750%,  1/15/2028
a
$ 46,350
LCPR Senior Secured Financing
DAC
20,000 6.750%,  10/15/2027
a
21,525
Level 3 Financing, Inc.
85,000 4.625%,  9/15/2027
a
88,777
40,000 4.250%,  7/1/2028
a
41,100
Meredith Corporation
20,000 6.500%,  7/1/2025
a
21,200
Netflix, Inc.
65,000 4.875%,  4/15/2028 73,301
Nexstar Escrow Corporation
40,000 5.625%,  7/15/2027
a
42,850
Nielsen Finance, LLC
20,000 5.625%,  10/1/2028
a
21,731
Scripps Escrow II, Inc.
20,000 3.875%,  1/15/2029
a
20,850
SFR Group SA
50,000 7.375%,  5/1/2026
a
52,625
Sinclair Television Group, Inc.
30,000 5.500%,  3/1/2030
a
31,275
Sirius XM Radio, Inc.
50,000 5.000%,  8/1/2027
a
53,126
40,000 4.125%,  7/1/2030
a
42,575
Sprint Capital Corporation
20,000 6.875%,  11/15/2028 26,370
10,000 8.750%,  3/15/2032 15,834
Sprint Corporation
20,000 7.125%,  6/15/2024 23,388
75,000 7.625%,  2/15/2025 89,688
T-Mobile USA, Inc.
25,000 4.500%,  2/1/2026 25,558
Univision Communications, Inc.
40,000 6.625%,  6/1/2027
a
42,956
VeriSign, Inc.
75,000 4.750%,  7/15/2027 80,462
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
45,650
ViaSat, Inc.
10,000 5.625%,  9/15/2025
a
10,228
Virgin Media Secured Finance plc
40,000 5.500%,  8/15/2026
a
41,550
VTR Finance NV
10,000 6.375%,  7/15/2028
a
10,925
Ziggo BV
40,000 5.500%,  1/15/2027
a
41,750
Total 1,544,696
Consumer Cyclical (6.4%)
1011778 B.C., ULC
65,000 4.375%,  1/15/2028
a
66,950
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
a
31,989
Allison Transmission, Inc.
65,000 4.750%,  10/1/2027
a
68,087
American Axle & Manufacturing,
Inc.
40,000 6.500%,  4/1/2027 42,100
Principal
Amount Long-Term Fixed Income (53.7%) Value
Consumer Cyclical (6.4%) - continued
Bloomin' Brands, Inc., Convertible
$ 4,000 5.000%,  5/1/2025
a
$ 7,345
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,318
Brookfield Property REIT, Inc.
20,000 5.750%,  5/15/2026
a
19,731
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
53,187
Burlington Stores, Inc., Convertible
24,000 2.250%,  4/15/2025
a
33,246
Carnival Corporation
30,000 11.500%,  4/1/2023
a
34,690
20,000 10.500%,  2/1/2026
a
23,300
10,000 7.625%,  3/1/2026
a
10,895
Cedar Fair, LP
25,000 5.250%,  7/15/2029 25,739
Colt Merger Sub, Inc.
45,000 6.250%,  7/1/2025
a
47,925
Dana, Inc.
40,000 5.625%,  6/15/2028 43,069
Dick's Sporting Goods, Inc.,
Convertible
15,000 3.250%,  4/15/2025
a
26,709
Empire Communities Corporation
10,000 7.000%,  12/15/2025
a
10,539
Ford Motor Company
10,000 9.000%,  4/22/2025 12,288
10,000 9.625%,  4/22/2030 14,112
40,000 7.450%,  7/16/2031 51,300
Ford Motor Credit Company, LLC
70,000 4.063%,  11/1/2024 73,540
60,000 4.134%,  8/4/2025 62,925
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
b,c
44,100
Hanesbrands, Inc.
50,000 4.875%,  5/15/2026
a
54,312
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
31,800
Hilton Domestic Operating
Company, Inc.
20,000 5.125%,  5/1/2026 20,650
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 52,921
International Game Technology plc
40,000 5.250%,  1/15/2029
a
43,100
KB Home
30,000 4.800%,  11/15/2029 32,925
L Brands, Inc.
30,000 6.625%,  10/1/2030
a
33,375
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
29,785
Lennar Corporation
65,000 4.750%,  5/30/2025 74,263
Live Nation Entertainment, Inc.
20,000 3.750%,  1/15/2028
a,d
20,208
Marriott Vacations Worldwide
Corporation, Convertible
7,000 1.500%,  9/15/2022 7,924

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Consumer Cyclical (6.4%) - continued
Mattamy Group Corporation
$ 50,000 5.250%,  12/15/2027
a
$ 52,875
MGM Resorts International
55,000 5.500%,  4/15/2027 61,298
Norwegian Cruise Line Holdings,
Ltd.
20,000 10.250%,  2/1/2026
a
23,400
Prime Security Services Borrower,
LLC
65,000 5.750%,  4/15/2026
a
71,175
20,000 3.375%,  8/31/2027
a
19,850
Royal Caribbean Cruises, Ltd.
30,000 9.125%,  6/15/2023
a
32,550
10,000 11.500%,  6/1/2025
a
11,691
Scientific Games International, Inc.
65,000 5.000%,  10/15/2025
a
67,073
SeaWorld Parks and
Entertainment, Inc.
20,000 9.500%,  8/1/2025
a
21,713
Six Flags Entertainment
Corporation
20,000 5.500%,  4/15/2027
a
20,550
Six Flags Theme Parks, Inc.
10,000 7.000%,  7/1/2025
a
10,800
Staples, Inc.
50,000 7.500%,  4/15/2026
a
52,214
Tenneco, Inc.
20,000 5.000%,  7/15/2026 18,400
Under Armour, Inc., Convertible
3,000 1.500%,  6/1/2024
a
4,945
Wyndham Destinations, Inc.
20,000 6.625%,  7/31/2026
a
22,900
Wyndham Hotels & Resorts, Inc.
10,000 4.375%,  8/15/2028
a
10,391
Yum! Brands, Inc.
60,000 4.750%,  1/15/2030
a
65,790
ZF North America Capital, Inc.
20,000 4.750%,  4/29/2025
a
21,552
Total 1,796,514
Consumer Non-Cyclical (4.9%)
Albertson's Companies, Inc.
60,000 3.500%,  3/15/2029
a
60,600
Aramark Services, Inc.
20,000 6.375%,  5/1/2025
a
21,375
Bausch Health Companies, Inc.
10,000 5.000%,  1/30/2028
a
10,305
40,000 5.000%,  2/15/2029
a
41,128
Centene Corporation
50,000 5.375%,  6/1/2026
a
52,735
10,000 4.250%,  12/15/2027 10,600
30,000 4.625%,  12/15/2029 33,306
20,000 3.000%,  10/15/2030 21,198
Central Garden & Pet Company
20,000 4.125%,  10/15/2030 20,850
Community Health Systems, Inc.
20,000 6.000%,  1/15/2029
a
21,605
DaVita, Inc.
40,000 4.625%,  6/1/2030
a
42,400
Principal
Amount Long-Term Fixed Income (53.7%) Value
Consumer Non-Cyclical (4.9%) - continued
Edgewell Personal Care Company
$ 20,000 5.500%,  6/1/2028
a
$ 21,494
Encompass Health Corporation
50,000 4.500%,  2/1/2028 52,250
Energizer Holdings, Inc.
50,000 4.375%,  3/31/2029
a
51,776
H. J. Heinz Company
10,000 5.200%,  7/15/2045 11,874
HCA, Inc.
100,000 5.375%,  2/1/2025 112,453
Illumina, Inc., Convertible
2,000 0.500%,  6/15/2021 2,923
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 4,082
JBS USA, LLC
75,000 6.500%,  4/15/2029
a
87,307
Kraft Foods Group, Inc.
40,000 5.000%,  6/4/2042 46,868
Kraft Heinz Foods Company
40,000 4.625%,  1/30/2029 45,749
60,000 3.750%,  4/1/2030
a
64,094
20,000 4.250%,  3/1/2031
a
22,289
Molina Healthcare, Inc.
30,000 4.375%,  6/15/2028
a
31,575
MPH Acquisition Holdings, LLC
10,000 5.750%,  11/1/2028
a
9,775
Par Pharmaceutical, Inc.
40,000 7.500%,  4/1/2027
a
43,400
Pilgrim's Pride Corporation
10,000 5.875%,  9/30/2027
a
10,846
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,b,c
43,700
Scotts Miracle-Gro Company
40,000 4.500%,  10/15/2029 43,100
SEG Holding, LLC
30,000 5.625%,  10/15/2028
a
31,650
Simmons Foods, Inc.
20,000 5.750%,  11/1/2024
a
20,425
Spectrum Brands, Inc.
10,000 5.000%,  10/1/2029
a
10,739
10,000 5.500%,  7/15/2030
a
10,775
Syneos Health, Inc.
10,000 3.625%,  1/15/2029
a
10,028
Teleflex, Inc.
40,000 4.250%,  6/1/2028
a
42,400
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 25,626
50,000 5.125%,  11/1/2027
a
52,938
Teva Pharmaceutical Finance
Netherlands III BV
40,000 2.800%,  7/21/2023 39,600
VRX Escrow Corporation
85,000 6.125%,  4/15/2025
a
87,606
Total 1,373,444
Energy (5.9%)
Antero Midstream Partners, LP
10,000 5.750%,  3/1/2027
a
9,825

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Energy (5.9%) - continued
Antero Resources Corporation
$ 10,000 5.625%,  6/1/2023
e
$ 9,800
25,000 5.000%,  3/1/2025 23,750
10,000 8.375%,  7/15/2026
a,d
10,207
Apache Corporation
40,000 4.875%,  11/15/2027 42,400
10,000 4.375%,  10/15/2028 10,410
Archrock Partners, LP
25,000 6.250%,  4/1/2028
a
26,024
Blue Racer Midstream, LLC
20,000 7.625%,  12/15/2025
a
21,300
BP Capital Markets plc
40,000 4.875%,  3/22/2030
b,c
44,628
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 30,390
10,000 4.125%,  12/1/2027 10,200
Cenovus Energy, Inc.
10,000 5.375%,  7/15/2025 11,272
10,000 6.750%,  11/15/2039 13,206
Cheniere Energy Partners, LP
70,000 5.625%,  10/1/2026 72,975
CNX Resources Corporation
30,000 6.000%,  1/15/2029
a
30,735
Comstock Resources, Inc.
20,000 9.750%,  8/15/2026 21,450
Continental Resources, Inc.
10,000 4.375%,  1/15/2028 10,200
20,000 5.750%,  1/15/2031
a
22,200
Enagas SA
35,000 5.500%,  1/15/2028
a
35,744
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
95,113
48,000 5.750%,  7/15/2080
b
54,013
Encana Corporation
10,000 6.625%,  8/15/2037 11,157
Endeavor Energy Resources, LP
30,000 5.750%,  1/30/2028
a
32,361
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,c
21,137
EnLink Midstream Partners, LP
30,000 5.600%,  4/1/2044 24,075
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
72,429
EQM Midstream Partners, LP
30,000 6.500%,  7/1/2027
a
33,781
10,000 5.500%,  7/15/2028 10,928
10,000 6.500%,  7/15/2048 10,375
EQT Corporation
40,000 3.900%,  10/1/2027 39,738
EQT Corporation, Convertible
7,000 1.750%,  5/1/2026
a
8,237
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,725
10,000 8.000%,  1/15/2027 9,950
Harvest Midstream, LP
30,000 7.500%,  9/1/2028
a
31,912
Hess Midstream Operations, LP
20,000 5.625%,  2/15/2026
a
20,800
Principal
Amount Long-Term Fixed Income (53.7%) Value
Energy (5.9%) - continued
Murphy Oil Corporation
$ 25,000 5.875%,  12/1/2027 $ 24,625
Newfield Exploration Company
20,000 5.625%,  7/1/2024 21,465
NuStar Logistics, LP
30,000 5.750%,  10/1/2025 31,950
Occidental Petroleum Corporation
10,000 3.450%,  7/15/2024 9,550
50,000 2.900%,  8/15/2024 48,125
20,000 3.400%,  4/15/2026 19,068
50,000 3.500%,  8/15/2029 45,759
20,000 6.450%,  9/15/2036 20,940
40,000 4.400%,  4/15/2046 34,859
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 972
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025
a
9,301
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
48,750
QEP Resources, Inc.
20,000 5.625%,  3/1/2026 21,931
Range Resources Corporation
10,000 9.250%,  2/1/2026 10,450
Sunoco, LP
40,000 5.500%,  2/15/2026 41,000
10,000 4.500%,  5/15/2029
a
10,400
Targa Resources Partners, LP
20,000 5.375%,  2/1/2027 21,007
TransCanada Trust
100,000 5.300%,  3/15/2077
b
106,000
Transocean Guardian, Ltd.
23,400 5.875%,  1/15/2024
a
19,656
USA Compression Partners, LP
10,000 6.875%,  4/1/2026 10,450
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
a
17,688
Weatherford International, Ltd.
20,000 8.750%,  9/1/2024
a
20,000
Western Midstream Operating, LP
10,000 6.250%,  2/1/2050 11,000
20,000 4.100%,  2/1/2025 20,611
20,000 3.950%,  6/1/2025 20,400
WPX Energy, Inc.
65,000 5.250%,  10/15/2027 68,875
Total 1,657,279
Financials (17.3%)
Ally Financial, Inc.
45,000 5.750%,  11/20/2025 52,380
Ares Capital Corporation,
Convertible
5,000 4.625%,  3/1/2024 5,262
BAC Capital Trust XIV
34,000
4.000%,  (LIBOR 3M +
0.400%), 1/20/2021
b,c
33,787
Bank of America Corporation
284,000 6.250%,  9/5/2024
b,c
315,116
42,000 6.100%,  3/17/2025
b,c
47,588
84,000 5.875%,  3/15/2028
b,c
94,920

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (17.3%) - continued
Bank of New York Mellon
Corporation
$ 20,000 4.700%,  9/20/2025
b,c
$ 22,056
Bank of Nova Scotia
60,000 4.900%,  6/4/2025
b,c
64,960
Barclays plc
100,000 8.000%,  6/15/2024
b,c
111,500
BNP Paribas SA
40,000 7.625%,  3/30/2021
a,b,c
40,500
CANPACK SA
30,000 3.125%,  11/1/2025
a
30,150
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
42,250
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
b,c
196,020
Citigroup, Inc.
124,000
4.699%,  (LIBOR 3M +
4.478%), 2/15/2021
b,c
124,186
82,000 5.950%,  1/30/2023
b,c
86,067
68,000 5.000%,  9/12/2024
b,c
70,678
34,000 5.950%,  5/15/2025
b,c
37,145
45,000 4.000%,  12/10/2025
b,c
46,181
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,c
22,150
Credit Acceptance Corporation
25,000 5.125%,  12/31/2024
a
26,000
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,b,c
48,600
Credit Suisse Group AG
51,000 7.500%,  12/11/2023
a,b,c
56,699
Dai-ichi Life Insurance Company,
Ltd.
120,000 5.100%,  10/28/2024
a,b,c,e
134,700
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
30,750
10,000 4.625%,  10/1/2027
a
10,250
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 9,043
Fifth Third Bancorp
46,000 4.500%,  9/30/2025
b,c
48,921
Fortress Transportation
20,000 6.500%,  10/1/2025
a
20,902
FTI Consulting, Inc., Convertible
16,000 2.000%,  8/15/2023 19,992
Global Net Lease, Inc.
40,000 3.750%,  12/15/2027
a
41,255
Goldman Sachs Group, Inc.
46,000
4.128%,  (LIBOR 3M +
3.922%), 2/4/2021
b,c
45,907
125,000 5.500%,  8/10/2024
b,c
136,250
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
11,000 4.125%,  9/1/2022 25,719
Hartford Financial Services Group,
Inc.
100,000
2.346%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
89,165
HSBC Holdings plc
55,000 6.375%,  3/30/2025
b,c
60,110
Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (17.3%) - continued
$ 36,000 6.500%,  3/23/2028
b,c
$ 40,410
70,000 4.600%,  12/17/2030
b,c
71,233
Huntington Bancshares, Inc.
64,000 4.450%,  10/15/2027
b,c
68,241
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 72,415
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
67,925
iStar, Inc.
30,000 4.250%,  8/1/2025 29,625
iStar, Inc., Convertible
2,000 3.125%,  9/15/2022 2,353
J.P. Morgan Chase & Company
140,000
3.545%,  (LIBOR 3M +
3.320%), 4/1/2021
b,c
137,542
105,000 5.150%,  5/1/2023
b,c
108,415
40,000 6.000%,  8/1/2023
b,c
42,400
40,000 6.750%,  2/1/2024
b,c
44,908
168,000 5.000%,  8/1/2024
b,c
176,741
J.P. Morgan Chase Capital XXIII
100,000
1.221%,  (LIBOR 3M +
1.000%), 5/15/2047
b
82,000
Lincoln National Corporation
100,000
2.580%,  (LIBOR 3M +
2.358%), 5/17/2066
b
77,000
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
b,c
45,111
100,000 6.657%,  5/21/2037
a,b,c
127,000
MetLife, Inc.
40,000 3.850%,  9/15/2025
b,c
42,200
92,000 5.875%,  3/15/2028
b,c
105,386
MGIC Investment Corporation,
Convertible
21,000 9.000%,  4/1/2063
a
27,143
MGM Growth Properties Operating
Partnership, LP
35,000 4.500%,  9/1/2026 37,657
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 53,750
10,000 3.500%,  3/15/2031 10,325
Nippon Life Insurance Company
82,000 5.100%,  10/16/2044
a,b
92,045
72,000 3.400%,  1/23/2050
a,b
78,120
Provident Financing Trust I
25,000 7.405%,  3/15/2038 28,987
Prudential Financial, Inc.
138,000 5.625%,  6/15/2043
b
147,978
86,000 5.200%,  3/15/2044
b
91,341
20,000 3.700%,  10/1/2050
b
21,156
Quicken Loans, LLC
20,000 3.625%,  3/1/2029
a
20,400
20,000 3.875%,  3/1/2031
a
20,750
Regions Financial Corporation
40,000 5.750%,  6/15/2025
b,c
44,560
Royal Bank of Scotland Group plc
40,000 8.625%,  8/15/2021
b,c
41,516
Service Properties Trust
20,000 4.750%,  10/1/2026 19,750
20,000 5.500%,  12/15/2027 21,859
Societe Generale SA
40,000 8.000%,  9/29/2025
a,b,c
46,950

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Financials (17.3%) - continued
Springleaf Finance Corporation
$ 20,000 6.875%,  3/15/2025 $ 23,225
35,000 7.125%,  3/15/2026 41,388
10,000 6.625%,  1/15/2028 11,875
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
104,250
Starwood Property Trust, Inc.,
Convertible
3,000 4.375%,  4/1/2023 2,972
Truist Financial Corporation
110,000 4.950%,  9/1/2025
b,c
121,001
USB Realty Corporation
68,000
1.384%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
50,830
VICI Properties, LP
10,000 4.250%,  12/1/2026
a
10,372
10,000 3.750%,  2/15/2027
a
10,225
20,000 4.625%,  12/1/2029
a
21,400
10,000 4.125%,  8/15/2030
a
10,556
Wachovia Capital Trust II
30,000
0.737%,  (LIBOR 3M +
0.500%), 1/15/2027
b
28,039
Total 4,828,484
Technology (2.5%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 12,377
17,000 0.375%,  9/1/2027 18,943
Black Knight InfoServ, LLC
5,000 3.625%,  9/1/2028
a
5,119
CommScope Technologies
Finance, LLC
60,000 6.000%,  6/15/2025
a
61,350
Diamond Sports Group, LLC
15,000 5.375%,  8/15/2026
a
12,188
45,000 6.625%,  8/15/2027
a
27,225
Gartner, Inc.
20,000 3.750%,  10/1/2030
a
21,000
J2 Global, Inc., Convertible
19,000 1.750%,  11/1/2026
a
19,690
11,000 3.250%,  6/15/2029 16,103
Lumentum Holdings, Inc.,
Convertible
11,000 0.250%,  3/15/2024 18,141
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 26,294
NCR Corporation
60,000 6.125%,  9/1/2029
a
66,450
NortonLifeLock, Inc., Convertible
3,000 2.000%,  8/15/2022
a
3,518
Nuance Communications, Inc.,
Convertible
39,000 1.250%,  4/1/2025 88,740
ON Semiconductor Corporation,
Convertible
29,000 1.625%,  10/15/2023 48,589
Open Text Corporation
30,000 4.125%,  2/15/2030
a
31,914
Principal
Amount Long-Term Fixed Income (53.7%) Value
Technology (2.5%) - continued
PTC, Inc.
$ 10,000 3.625%,  2/15/2025
a
$ 10,280
Qorvo, Inc.
20,000 3.375%,  4/1/2031
a
20,650
Rackspace Technology Global,
Inc.
10,000 5.375%,  12/1/2028
a
10,477
Sensata Technologies, Inc.
40,000 3.750%,  2/15/2031
a
41,463
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
10,400
SS&C Technologies, Inc.
30,000 5.500%,  9/30/2027
a
32,041
Switch, Ltd.
30,000 3.750%,  9/15/2028
a
30,450
Teradyne, Inc., Convertible
7,000 1.250%,  12/15/2023 26,464
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 12,062
Vishay Intertechnology, Inc.,
Convertible
11,000 2.250%,  6/15/2025 11,458
Xerox Holdings Corporation
20,000 5.000%,  8/15/2025
a
21,285
Total 704,671
Transportation (0.7%)
Air Transport Services Group, Inc.,
Convertible
12,000 1.125%,  10/15/2024 14,243
American Airlines, Inc.
20,000 11.750%,  7/15/2025
a
23,065
Delta Air Lines, Inc.
30,000 7.000%,  5/1/2025
a
34,630
10,000 7.375%,  1/15/2026 11,421
Meritor, Inc., Convertible
21,000 3.250%,  10/15/2037 24,103
Mileage Plus Holdings, LLC
20,000 6.500%,  6/20/2027
a
21,500
Southwest Airlines Company,
Convertible
14,000 1.250%,  5/1/2025 20,335
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
53,125
Total 202,422
U.S. Government & Agencies (3.3%)
U.S. Treasury Notes
920,000 0.125%,  6/30/2022 920,108
Total 920,108
Utilities (2.0%)
Calpine Corporation
40,000 4.500%,  2/15/2028
a
41,600
Dominion Energy, Inc.
56,000 4.650%,  12/15/2024
b,c
59,033
Duke Energy Corporation
51,000 4.875%,  9/16/2024
b,c
55,224

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (53.7%) Value
Utilities (2.0%) - continued
NextEra Energy Operating
Partners, LP
$ 65,000 3.875%,  10/15/2026
a
$ 69,387
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,c
79,118
NRG Energy, Inc.
10,000 3.375%,  2/15/2029
a
10,238
10,000 3.625%,  2/15/2031
a
10,288
PG&E Corporation
30,000 5.250%,  7/1/2030 33,000
Sempra Energy
40,000 4.875%,  10/15/2025
b,c
42,750
Southern Company
40,000 4.000%,  1/15/2051
b
42,363
Talen Energy Supply, LLC
30,000 7.625%,  6/1/2028
a
32,325
TerraForm Power Operating, LLC
35,000 5.000%,  1/31/2028
a
39,328
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
53,000
Total 567,654
Total Long-Term Fixed Income
(cost $14,298,919) 15,043,334
Shares
Registered Investment
Companies ( 29.6% ) Value
Unaffiliated  (19.6%)
15,000 Aberdeen Asia-Pacific Income
Fund, Inc. 66,750
8,356 AllianceBernstein Global High
Income Fund, Inc. 98,350
9,650 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 129,889
4,733 Barings Global Short Duration
High Yield Fund 71,421
492 BlackRock Core Bond Trust 8,020
6,767 BlackRock Corporate High Yield
Fund, Inc. 77,347
8,050 BlackRock Credit Allocation
Income Trust 118,415
15,957 BlackRock Enhanced Equity
Dividend Trust 135,156
13,272 BlackRock Enhanced Global
Dividend Trust 144,797
7,983 BlackRock Multi-Sector Income
Trust 140,022
13,632 BlackRock Resources &
Commodities Strategy Trust 101,013
3,555 Blackstone Senior Floating Rate
Term Fund 50,552
36,097 BNY Mellon High Yield Strategies
Fund 108,291
4,218 Brookfield Real Assets Income
Fund, Inc. 75,207
5,941 Clough Global Opportunities Fund 66,004
8,668 Cohen & Steers Quality Income
Realty Fund, Inc. 107,483
7,410 Eaton Vance Limited Duration
Income Fund 92,847
1,380 Eaton Vance Senior Floating-Rate
Trust 17,567
Shares
Registered Investment
Companies (29.6%) Value
Unaffiliated  (19.6%)- continued
6,681 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund $ 58,592
4,634 First Trust High Income Long/Short
Fund 68,444
4,843 First Trust Senior Floating Rate
Income Fund II 56,276
9,081 Invesco Dynamic Credit
Opportunities Fund 97,530
3,500 Invesco Variable Rate Preferred
ETF 90,825
1,200 iShares International Select 35,364
2,650 iShares Mortgage Real Estate
Capped ETF 84,429
840 iShares Residential Real Estate
ETF 56,994
11,700 iShares S&P U.S. Preferred Stock
Index Fund 450,567
7,917 Ivy High Income Opportunities
Fund 105,138
22,774 Liberty All-Star Equity Fund 157,141
15,405 Madison Covered Call & Equity
Strategy Fund 103,984
10,022 New America High Income Fund,
Inc. 86,991
14,762 Nuveen Credit Strategies Income
Fund 93,443
6,900 Nuveen Floating Rate Income
Fund 60,306
7,700 Nuveen Global High Income Fund 119,735
10,608 Nuveen Senior Income Fund 55,055
2,692 Nuveen Short Duration Credit
Opportunities Fund 35,965
11,352 PGIM Global High Yield Fund, Inc. 164,945
9,731 PGIM High Yield Bond Fund, Inc. 145,965
4,850 Pimco Dynamic Credit And
Mortgage Income Fund 102,820
4,538 Pioneer High Income Trust 40,479
6,150 Royce Micro-Cap Trust, Inc. 62,238
5,147 Royce Value Trust, Inc. 83,073
6,484 SPDR Bloomberg Barclays High
Yield Bond ETF 706,367
10,861 Templeton Emerging Markets
Income Fund 84,390
8,030 Templeton Global Income Fund 44,165
3,876 Tri-Continental Corporation 114,226
5,011 Voya Asia Pacific High Dividend
Equity Income Fund 43,245
15,684 Voya Global Equity Dividend &
Premium Opportunity Fund 81,870
8,850 Voya Infrastructure Industrials and
Materials Fund 91,155
34,736 Wells Fargo Global Dividend
Opportunity Fund 168,470
14,174 Wells Fargo Income Opportunities
Fund 115,660

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (29.6%) Value
Unaffiliated  (19.6%)- continued
7,305 Western Asset High Income
Opportunity Fund, Inc. $ 36,160
Total 5,511,138
Affiliated  (10.0%)
269,643 Thrivent Core Emerging Markets
Debt Fund 2,796,194
Total 2,796,194
Total Registered Investment
Companies (cost $7,888,828) 8,307,332
Shares Common Stock ( 7.0% ) Value
Communications Services (0.3%)
94 Charter Communications, Inc.
f
62,186
397 Twitter, Inc.
f
21,497
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
377
Total 84,060
Consumer Discretionary (0.3%)
62 Bloomin' Brands, Inc. 1,204
7 Booking Holdings, Inc.
f
15,591
31 Burlington Stores, Inc.
f
8,108
497 Callaway Golf Company 11,933
113 Dick's Sporting Goods, Inc. 6,352
2,130 Under Armour, Inc., Class C
f
31,694
Total 74,882
Consumer Staples (0.1%)
325 Bunge, Ltd. 21,314
Total 21,314
Energy (1.3%)
43 Cheniere Energy, Inc.
f
2,581
2,070 Enbridge, Inc. 66,219
3,300 Enterprise Products Partners, LP 64,647
582 EQT Corporation 7,397
4,100 Kinder Morgan, Inc. 56,047
3,700 MPLX, LP 80,105
120 PDC Energy, Inc.
f
2,464
86 Pioneer Natural Resources
Company 9,795
3,000 Williams Companies, Inc. 60,150
Total 349,405
Financials (2.6%)
5,636 AG Mortgage Investment Trust,
Inc. 16,626
9,358 Annaly Capital Management, Inc. 79,075
134 Ares Capital Corporation 2,263
220 Bank of America Corporation 6,668
6,700 BlackRock TCP Capital
Corporation 75,308
266 Blackstone Mortgage Trust, Inc. 7,323
5,000 FS KKR Capital Corporation 82,800
5,400 FS KKR Capital Corporation II 88,560
8,273 Golub Capital BDC, Inc. 116,980
5,511 Granite Point Mortgage Trust, Inc. 55,055
291 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 18,458
Shares Common Stock (7.0%) Value
Financials (2.6%) - continued
5,728 Sixth Street Specialty Lending, Inc. $ 118,856
83 Starwood Property Trust, Inc. 1,602
7,047 Two Harbors Investment
Corporation 44,890
173 Wells Fargo & Company 5,221
Total 719,685
Health Care (0.3%)
47 Anthem, Inc. 15,091
310 Danaher Corporation 68,864
23 Illumina, Inc.
f
8,510
Total 92,465
Industrials (0.4%)
28 Aerojet Rocketdyne Holdings, Inc.
f
1,480
211 Chart Industries, Inc.
f
24,854
306 Fortive Corporation 21,671
364 Greenbrier Companies, Inc. 13,242
300 Meritor, Inc.
f
8,373
379 Patrick Industries, Inc. 25,904
144 Southwest Airlines Company 6,712
73 Stanley Black & Decker, Inc. 13,035
60 Tutor Perini Corporation
f
777
Total 116,048
Information Technology (1.2%)
722 Advanced Micro Devices, Inc.
f
66,215
34 Akamai Technologies, Inc.
f
3,570
130 Broadcom, Ltd. 56,920
249 II-VI, Inc.
f
18,914
116 Lumentum Holdings, Inc.
f
10,997
248 Microchip Technology, Inc. 34,251
612 Micron Technology, Inc.
f
46,010
143 Motorola Solutions, Inc. 24,319
278 Nuance Communications, Inc.
f
12,257
505 ON Semiconductor Corporation
f
16,529
1,025 Sabre Corporation 12,320
12 ServiceNow, Inc.
f
6,605
97 Teradyne, Inc. 11,629
1,328 Unisys Corporation
f
26,135
Total 346,671
Real Estate (0.5%)
5,144 AGNC Investment Corporation 80,246
70 iSTAR Financial, Inc. 1,040
5,694 New Residential Investment
Corporation 56,598
Total 137,884
Utilities (<0.1%)
99 NextEra Energy, Inc. 7,638
Total 7,638
Total Common Stock
(cost $1,943,948) 1,950,052
Shares Preferred Stock ( 6.9% ) Value
Communications Services (0.6%)
5,050 AT&T, Inc., 4.750%
c
135,138
1,450 AT&T, Inc., 5.000%
c
39,353
Total 174,491

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (6.9%) Value
Consumer Discretionary (<0.1%)
32 International Flavors & Fragrances,
Inc., Convertible, 6.000% $ 1,307
Total 1,307
Consumer Staples (0.2%)
2,000 CHS, Inc., 6.750%
b,c
55,860
Total 55,860
Energy (0.4%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
78,696
525 Energy Transfer Operating, LP,
7.600%
b,c
11,839
1,415 Nustar Logistics, LP, 6.971%
b
30,394
Total 120,929
Financials (4.5%)
1,050 Aegon Funding Corporation II,
5.100% 28,959
3,500 Allstate Corporation, 5.100%
c
97,825
1,000 Bank of America Corporation,
5.000%
c
27,280
1,089 Bank of America Corporation,
5.375%
c
29,741
11 Bank of America Corporation,
Convertible, 7.250%
c
16,704
2,050 Capital One Financial Corporation,
5.000%
c
54,509
2,000 Citigroup Capital XIII, 6.584%
b
57,000
2,400 Equitable Holdings, Inc., 5.250%
c
63,936
65 First Horizon Bank, 3.750%
a,b,c
52,325
4,300 GMAC Capital Trust I, 6.007%
b
116,315
1,450 J.P. Morgan Chase & Company,
4.750%
c
40,180
1,700 J.P. Morgan Chase & Company,
5.750%
c
47,770
1,700 Legg Mason, Inc., 5.450% 43,537
4,800 Morgan Stanley, 5.850%
b,c
138,480
1,700 Morgan Stanley, 7.125%
b,c,e
49,997
250 Synovus Financial Corporation,
5.875%
b,c
6,705
2,500 Truist Financial Corporation,
4.750%
c
69,175
206 Wells Fargo & Company,
Convertible, 7.500%
c
312,687
Total 1,253,125
Health Care (0.1%)
8 Danaher Corporation, Convertible,
5.000% 10,409
Total 10,409
Industrials (0.1%)
11 Fortive Corporation, Convertible,
5.000% 11,040
230 Stanley Black & Decker, Inc.,
Convertible, 5.250% 25,723
Total 36,763
Real Estate (0.5%)
3,775 Public Storage, 4.125%
c
102,416
800 Public Storage, 4.625%
c
21,712
Shares Preferred Stock (6.9%) Value
Real Estate (0.5%) - continued
200 Public Storage, 4.700%
c
$ 5,506
325 Public Storage, 4.875%
c
8,993
Total 138,627
Utilities (0.5%)
115 American Electric Power
Company, Inc., Convertible,
6.125% 5,761
266 NextEra Energy, Inc., Convertible,
4.872% 15,747
3,200 Southern Company, 4.950% 87,680
355 Southern Company, Convertible,
6.750% 18,425
Total 127,613
Total Preferred Stock
(cost $1,843,410) 1,919,124
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
172,948 Thrivent Cash Management Trust 172,948
Total Collateral Held for
Securities Loaned
(cost $172,948) 172,948
Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
67,783 0.240% 677,831
Total Short-Term Investments
(cost $677,762) 677,831
Total Investments (cost
$26,825,815) 100.2% $28,070,621
Other Assets and Liabilities, Net
(0.2%) (51,941)
Total Net Assets 100.0% $28,018,680
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $6,335,053 or
22.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security is on loan.
f Non-income producing security.

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 121,560
Common Stock 47,056
Total lending $168,616
Gross amount payable upon return of
collateral for securities loaned $172,948
Net amounts due to counterparty
$4,332
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,824,054
Gross unrealized depreciation (614,844)
Net unrealized appreciation (depreciation) $ 1,209,210
Cost for federal income tax purposes $ 26,861,411

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 462,589 – 462,589 –
Capital Goods 896,634 – 896,634 –
Collateralized Mortgage Obligations 88,839 – 88,839 –
Communications Services 1,544,696 – 1,544,696 –
Consumer Cyclical 1,796,514 – 1,796,514 –
Consumer Non-Cyclical 1,373,444 – 1,373,444 –
Energy 1,657,279 – 1,657,279 –
Financials 4,828,484 – 4,828,484 –
Technology 704,671 – 704,671 –
Transportation 202,422 – 202,422 –
U.S. Government & Agencies 920,108 – 920,108 –
Utilities 567,654 – 567,654 –
Registered Investment Companies
Unaffiliated 5,511,138 5,511,138 – –
Common Stock
Communications Services 84,060 83,683 377 –
Consumer Discretionary 74,882 74,882 – –
Consumer Staples 21,314 21,314 – –
Energy 349,405 349,405 – –
Financials 719,685 719,685 – –
Health Care 92,465 92,465 – –
Industrials 116,048 116,048 – –
Information Technology 346,671 346,671 – –
Real Estate 137,884 137,884 – –
Utilities 7,638 7,638 – –
Preferred Stock
Communications Services 174,491 174,491 – –
Consumer Discretionary 1,307 1,307 – –
Consumer Staples 55,860 55,860 – –
Energy 120,929 120,929 – –
Financials 1,253,125 1,200,800 52,325 –
Health Care 10,409 10,409 – –
Industrials 36,763 25,723 11,040 –
Real Estate 138,627 138,627 – –
Utilities 127,613 127,613 – –
Subtotal Investments in Securities $24,423,648 $9,316,572 $15,107,076 $–
Other Investments  * Total
Affiliated Registered Investment Companies 2,796,194
Affiliated Short-Term Investments 677,831
Collateral Held for Securities Loaned 172,948
Subtotal Other Investments $3,646,973
Total Investments at Value $28,070,621
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,616 $414 $300 $2,796 270 10.0%
Total Affiliated Registered Investment
Companies 2,616 2,796 10.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 1,088 16,454 16,863 678 68 2.4
Total Affiliated Short-Term Investments 1,088 678 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 160 7,781 7,768 173 173 0.6
Total Collateral Held for Securities Loaned 160 173 0.6
Total Value $3,864 $3,647
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(52) $118 $ – $114
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (1) 0 – 6
Total Income/Non Income Cash from Affiliated
Investments $120
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $(53) $118 $–

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 26.8% )
a
Value
Basic Materials (1.4%)
Avantor Funding, Inc., Term Loan
$ 395,000
3.500%,  (LIBOR 1M +
2.500%), 11/6/2027
b
$ 395,249
Ball Metalpack Finco, LLC, Term
Loan
82,875
4.733%,  (LIBOR 3M +
4.500%), 7/31/2025
b
81,176
Chemours Company, Term Loan
365,521
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
357,830
Hexion, Inc., Term Loan
307,658
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
b
304,581
Innophos Holdings, Inc., Term
Loan
307,675
3.647%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
306,906
Momentive Performance Materials
USA, LLC, Term Loan
288,605
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
b
284,276
Nouryon USA, LLC, Term Loan
793,609
3.153%,  (LIBOR 1M +
3.000%), 10/1/2025
b
784,348
Pixelle Specialty Solutions, LLC,
Term Loan
539,408
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
536,846
PQ Corporation, Term Loan
258,866
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
258,597
Total 3,309,809
Capital Goods (2.7%)
Asplundh Tree Expert, LLC, Term
Loan
209,475
2.647%,  (LIBOR 1M +
2.500%), 9/4/2027
b
209,869
Flex Acquisition Company, Inc.
Term Loan
613,108
3.225%,  (LIBOR 3M +
3.000%), 6/29/2025
b
604,985
Gemini HDPE, LLC, Term Loan
480,000
0.000%,  (LIBOR 1M +
3.000%), 12/28/2027
b,d,e
476,400
GFL Environmental, Inc., Term
Loan
525,000
0.000%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
525,436
Graham Packaging Company,
Inc., Term Loan
293,898
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
294,598
Mauser Packaging Solutions
Holding Company, Term Loan
433,429
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
417,717
MI Windows and Doors, Inc., Term
Loan
295,000
4.500%,  (LIBOR 3M +
3.750%), 12/15/2027
b,d,e
295,369
Principal
Amount Bank Loans (26.8%)
a
Value
Capital Goods (2.7%) - continued
Natgasoline, LLC, Term Loan
$ 367,500
3.750%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
$ 364,744
Navistar, Inc., Term Loan
622,400
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
620,999
Reynolds Group Holdings, Inc.,
Term Loan
430,164
2.897%,  (LIBOR 1M +
2.750%), 2/5/2023
b
428,012
210,000
3.397%,  (LIBOR 1M +
3.250%), 2/16/2026
b
208,162
TransDigm, Inc., Term Loan
1,089,000
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,065,750
Vertiv Group Corporation, Term
Loan
1,032,200
3.153%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,024,944
Total 6,536,985
Communications Services (7.3%)
Altice France SA, Term Loan
255,725
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
249,951
Cablevision Lightpath, LLC, Term
Loan
480,000
3.750%,  (LIBOR 3M +
3.250%), 12/1/2027
b
478,651
CCI Buyer, Inc., Term Loan
125,000
0.000%,  (LIBOR 1M +
4.000%), 12/12/2027
b,d,e
124,791
CenturyLink, Inc., Term Loan
1,101,512
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,088,844
CommScope, Inc., Term Loan
780,125
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
773,299
Coral-US Co-Borrower, LLC, Term
Loan
1,280,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,262,669
CSC Holdings, LLC, Term Loan
468,025
2.409%,  (LIBOR 1M +
2.250%), 7/17/2025
b
460,335
1,146,338
2.659%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,134,393
Diamond Sports Group, LLC, Term
Loan
919,144
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
809,803
E.W. Scripps Company, Term Loan
240,000
0.000%,  (LIBOR 1M +
3.000%), 12/15/2027
b,d,e
240,000
Eagle Broadband Investments,
LLC, Term Loan
795,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b,d,e
793,513
Entercom Media Corporation, Term
Loan
461,451
2.648%,  (LIBOR 1M +
2.500%), 11/17/2024
b
449,915

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (26.8%)
a
Value
Communications Services (7.3%) - continued
GCI, LLC, Term Loan
$ 758,100
3.500%,  (LIBOR 3M +
2.750%), 10/15/2025
b,d,e
$ 754,074
Gray Television, Inc., Term Loan
280,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
277,500
HCP Acquisition, LLC, Term Loan
740,403
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
740,091
iHeartCommunications, Inc., Term
Loan
357,293
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
351,041
Meredith Corporation, Term Loan
413,960
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
415,823
NEP Group, Inc., Term Loan
612,562
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
579,214
Nexstar Broadcasting, Inc., Term
Loan
691,544
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
686,101
Nielsen Finance, LLC, Term Loan
248,750
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
249,942
Radiate Holdco, LLC, Term Loan
1,140,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,140,536
SBA Senior Finance II, LLC, Term
Loan
548,326
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
541,619
Terrier Media Buyer, Inc., Term
Loan
371,250
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
371,135
199,000
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
198,502
TNS, Inc., Term Loan
450,535
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
446,030
Virgin Media Bristol, LLC, Term
Loan
1,010,000
2.659%,  (LIBOR 1M +
2.500%), 1/31/2028
b
999,718
WideOpenWest Finance, LLC,
Term Loan
588,103
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
584,998
Xplornet Communications, Inc.,
Term Loan
492,774
4.897%,  (LIBOR 1M +
4.750%), 6/10/2027
b
492,898
Ziggo Financing Partnership, Term
Loan
680,000
2.659%,  (LIBOR 1M +
2.500%), 4/30/2028
b
675,111
Total 17,370,497
Principal
Amount Bank Loans (26.8%)
a
Value
Consumer Cyclical (3.9%)
1011778 B.C., LLC, Term Loan
$ 854,629
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
$ 841,545
Caesars Resort Collection, LLC,
Term Loan
638,400
4.647%,  (LIBOR 1M +
4.500%), 7/20/2025
b
638,598
Carnival Corporation, Term Loan
319,198
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
327,976
Cengage Learning, Inc., Term
Loan
316,104
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
302,490
Four Seasons Hotels, Ltd., Term
Loan
480,000
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
476,141
Golden Entertainment, Inc., Term
Loan
955,075
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
931,351
Golden Nugget, LLC, Term Loan
471,536
3.365%,  (LIBOR 2M +
2.500%), 10/4/2023
b
454,221
Harbor Freight Tools USA, Inc.,
Term Loan
620,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
618,965
LCPR Loan Financing, LLC, Term
Loan
965,000
5.159%,  (LIBOR 1M +
5.000%), 10/15/2026
b
967,615
Michaels Stores, Inc., Term Loan
458,850
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
454,835
Scientific Games International,
Inc., Term Loan
1,552,277
2.897%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,513,858
Staples, Inc., Term Loan
168,992
4.714%,  (LIBOR 3M +
4.500%), 9/12/2024
b
164,936
302,817
5.214%,  (LIBOR 3M +
5.000%), 4/12/2026
b
292,733
Stars Group Holdings BV, Term
Loan
376,795
3.754%,  (LIBOR 3M +
3.500%), 7/10/2025
b
377,948
Tenneco, Inc., Term Loan
578,362
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
562,937
Wyndham Hotels & Resorts, Inc.,
Term Loan
332,350
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
329,691
Total 9,255,840
Consumer Non-Cyclical (4.8%)
Adient US, LLC, Term Loan
384,025
4.414%,  (LIBOR 3M +
4.250%), 5/6/2024
b
383,384

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (26.8%)
a
Value
Consumer Non-Cyclical (4.8%) - continued
Aramark Services, Inc., Term Loan
$ 255,000
1.895%,  (LIBOR 1M +
1.750%), 3/11/2025
b
$ 251,239
Bausch Health Americas, Inc.,
Term Loan
898,163
3.148%,  (LIBOR 1M +
3.000%), 6/1/2025
b
894,238
Bellring Brands, LLC, Term Loan
170,267
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
170,778
Change Healthcare Holdings, LLC,
Term Loan
344,253
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
342,360
Chobani, LLC, Term Loan
249,375
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
248,502
CNT Holdings I Corporation, Term
Loan
320,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
319,450
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
91,350
Dole Food Company, Inc., Term
Loan
609,172
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
607,649
Elanco Animal Health, Inc., Term
Loan
248,398
1.905%,  (LIBOR 1M +
1.750%), 8/1/2027
b
245,966
Endo International plc, Term Loan
487,739
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
479,204
Froneri U.S., Inc., Term Loan
218,900
2.397%,  (LIBOR 1M +
2.250%), 1/31/2027
b
216,492
Global Medical Response, Inc.,
Term Loan
164,900
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
163,074
1,450,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,437,921
Grifols Worldwide Operations USA,
Inc., Term Loan
420,750
2.102%,  (LIBOR 1W +
2.000%), 11/15/2027
b
416,808
IQVIA, Inc., Term Loan
173,654
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
172,438
Jaguar Holding Company II, Term
Loan
478,734
3.500%,  (LIBOR 1M +
2.500%), 8/18/2022
b
478,317
JBS USA LUX SA, Term Loan
745,515
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
738,992
MPH Acquisition Holdings, LLC,
Term Loan
1,072,612
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,066,584
Principal
Amount Bank Loans (26.8%)
a
Value
Consumer Non-Cyclical (4.8%) - continued
Ortho-Clinical Diagnostics SA,
Term Loan
$ 1,135,849
3.398%,  (LIBOR 1M +
3.250%), 6/30/2025
b
$ 1,118,244
Plantronics, Inc., Term Loan
366,185
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
357,601
Precision Medicine Group, LLC,
Term Loan
70,000
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
70,000
535,000
4.500%,  (LIBOR 3M +
3.750%), 11/20/2027
b,c
535,000
Sotera Health Holdings, LLC, Term
Loan
332,660
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
333,632
US Foods, Inc., Term Loan
248,052
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
244,078
Total 11,383,301
Energy (0.7%)
Buckeye Partners, LP, Term Loan
521,062
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b
520,005
Calpine Corporation, Term Loan
620,000
2.650%,  (LIBOR 1M +
2.500%), 12/16/2027
b
615,350
Lealand Finance Company BV,
Term Loan
130,874
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
84,741
Lummus Technology Holdings V,
LLC, Term Loan
543,638
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
543,409
Total 1,763,505
Financials (2.1%)
Asurion, LLC, Term Loan
210,000
0.000%,  (LIBOR 1M +
3.250%), 12/18/2026
b,d,e
207,627
Avolon TLB Borrower 1 US, LLC,
Term Loan
347,238
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
344,418
Blackstone CQP Holdco, LP, Term
Loan
305,350
3.736%,  (LIBOR 3M +
3.500%), 9/30/2024
b
304,205
BPR Nimbus, LLC, Term Loan
407,580
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
383,916
Delos Finance SARL, Term Loan
310,000
2.004%,  (LIBOR 3M +
1.750%), 10/6/2023
b
309,482
INEOS U.S. Finance, LLC, Term
Loan
248,082
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
245,050

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (26.8%)
a
Value
Financials (2.1%) - continued
Level 3 Financing, Inc., Term Loan
$ 635,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 623,754
MoneyGram International, Inc.,
Term Loan
343,587
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
343,501
NCR Corporation, Term Loan
523,375
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
514,174
Newco Financing Partnership,
Term Loan
517,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
517,759
Northriver Midstream Finance, LP,
Term Loan
508,498
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
b
499,528
Tronox Finance, LLC, Term Loan
279,605
3.197%,  (LIBOR 1M +
3.000%), 9/22/2024
b
277,824
UPC Financing Partnership, Term
Loan
517,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
517,759
Total 5,088,997
Technology (2.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
468,010
3.714%,  (LIBOR 3M +
3.500%), 8/21/2026
b
449,622
Prime Security Services Borrower,
LLC, Term Loan
1,304,756
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
1,308,018
Rackspace Technology Global,
Inc., Term Loan
1,277,005
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,274,132
SS&C Technologies, Inc., Term
Loan
489,906
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
483,047
380,180
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
374,858
Zayo Group Holdings, Inc., Term
Loan
877,428
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
870,847
Total 4,760,524
Transportation (0.9%)
Delta Air Lines, Inc., Term Loan
218,900
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
221,989
Genesee & Wyoming, Inc., Term
Loan
615,350
2.254%,  (LIBOR 3M +
2.000%), 12/30/2026
b
613,522
Principal
Amount Bank Loans (26.8%)
a
Value
Transportation (0.9%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 348,192
SkyMiles IP, Ltd., Term Loan
420,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
434,843
United Airlines, Inc., Term Loan
460,219
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
449,864
Total 2,068,410
Utilities (1.0%)
Advanced Drainage Systems, Inc.,
Term Loan
106,210
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
105,900
Core and Main, LP, Term Loan
452,400
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
449,762
EnergySolutions, LLC, Term Loan
287,625
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
282,471
Exgen Renewables IV, LLC, Term
Loan
640,000
3.750%,  (LIBOR 3M +
2.750%), 12/11/2027
b,d,e
639,040
Pacific Gas and Electric Company,
Term Loan
766,150
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
b
774,003
Total 2,251,176
Total Bank Loans
(cost $63,688,377) 63,789,044
Principal
Amount Long-Term Fixed Income ( 52.5% ) Value
Asset-Backed Securities (4.2%)
522 Funding CLO, Ltd.
350,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
351,081
Ares LVII CLO, Ltd.
300,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
301,151
Assurant CLO III, Ltd.
450,000
1.448%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
b,g
449,814
Babson CLO, Ltd.
300,000
3.118%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
292,548
Benefit Street Partners CLO IV, Ltd.
250,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
250,011
Business Jet Securities, LLC
235,941
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
240,193

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Asset-Backed Securities (4.2%) - continued
Cent CLO, LP
$ 875,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
$ 863,992
College Ave Student Loans, LLC
150,096
1.798%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
152,312
Conn's Receivables Funding
143,717
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
143,850
Dryden 36 Senior Loan Fund
275,000
2.204%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
275,142
Education Funding Trust
517,846
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
533,573
Foundation Finance Trust
89,110
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
90,795
Freedom ABS Trust
238,203
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
239,863
Harley Marine Financing, LLC
252,167
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
227,615
Octagon Investment Partners 50,
Ltd.
400,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
402,582
OHA Credit Funding 1, Ltd.
360,000
1.668%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
360,007
OZLM IX, Ltd.
550,000
1.768%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
550,050
Palmer Square CLO, Ltd.
350,000
2.226%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,e,g
350,000
Palmer Square Loan Funding, Ltd.
250,000
2.468%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
249,999
Pretium Mortgage Credit Partners,
LLC
705,751
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
705,428
Riserva CLO, Ltd.
375,000
1.918%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
374,999
Saxon Asset Securities Trust
120,405
3.623%,  8/25/2035, Ser.
2004-2, Class MF2
b
121,031
Principal
Amount Long-Term Fixed Income (52.5%) Value
Asset-Backed Securities (4.2%) - continued
Sound Point CLO X, Ltd.
$ 375,000
2.918%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
$ 365,333
Sound Point CLO XXI, Ltd.
700,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
700,002
TCI-Flatiron CLO, Ltd.
710,000
2.426%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,c,e,g
710,000
THL Credit Wind River CLO, Ltd.
325,000
3.087%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
316,651
Vericrest Opportunity Loan
Transferee
448,335
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
448,910
Total 10,066,932
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
23,000 1.500%,  10/15/2025 23,968
Alcoa Nederland Holding BV
110,000 5.500%,  12/15/2027
g
120,370
BWAY Holding Company
100,000 5.500%,  4/15/2024
g
101,973
Cleveland-Cliffs, Inc.
70,000 5.750%,  3/1/2025 71,050
60,000 9.875%,  10/17/2025
g
70,575
EI du Pont de Nemours &
Company
41,000 1.700%,  7/15/2025 42,718
First Quantum Minerals, Ltd.
120,000 7.500%,  4/1/2025
g
124,950
Freeport-McMoRan, Inc.
95,000 4.125%,  3/1/2028 99,631
100,000 4.250%,  3/1/2030 107,750
Ingevity Corporation
120,000 3.875%,  11/1/2028
g
120,900
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 38,686
Kraton Polymers, LLC
110,000 4.250%,  12/15/2025
g
112,211
LYB International Finance III, LLC
41,000 1.250%,  10/1/2025 41,709
Methanex Corporation
140,000 5.250%,  12/15/2029 151,721
Mosaic Company
19,000 3.250%,  11/15/2022 19,854
Norbord, Inc.
165,000 5.750%,  7/15/2027
g
177,378
Novelis Corporation
150,000 5.875%,  9/30/2026
g
156,750
40,000 4.750%,  1/30/2030
g
43,095
Nucor Corporation
20,000 2.000%,  6/1/2025 21,176

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Basic Materials (0.9%) - continued
OCI NV
$ 110,000 4.625%,  10/15/2025
g
$ 114,125
Olin Corporation
150,000 5.125%,  9/15/2027 156,921
Steel Dynamics, Inc.
25,000 2.400%,  6/15/2025 26,566
Syngenta Finance NV
75,000 3.933%,  4/23/2021
g
75,503
Tronox Finance plc
70,000 5.750%,  10/1/2025
g
72,625
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
g
59,276
Total 2,151,481
Capital Goods (1.6%)
AECOM
160,000 5.125%,  3/15/2027 178,053
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
g
159,375
Ardagh Packaging Finance plc
60,000 6.000%,  2/15/2025
g
62,175
110,000 5.250%,  8/15/2027
g
115,479
Berry Global, Inc.
90,000 4.875%,  7/15/2026
g
96,677
Boeing Company
94,000 4.875%,  5/1/2025 107,131
Caterpillar Financial Services
Corporation
55,000 1.900%,  9/6/2022 56,528
60,000 1.950%,  11/18/2022 61,902
41,000 1.450%,  5/15/2025 42,579
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,667
CNH Industrial Capital, LLC
60,000 4.875%,  4/1/2021 60,587
25,000 1.950%,  7/2/2023 25,734
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 126,042
25,000 5.000%,  9/1/2030 26,748
Crown Americas Capital
Corporation IV
70,000 4.500%,  1/15/2023 73,859
Crown Cork & Seal Company, Inc.
170,000 7.375%,  12/15/2026 206,975
General Electric Company
133,000 5.000%,  3/15/2021
b,i
123,326
GFL Environmental, Inc.
30,000 4.000%,  8/1/2028
g
30,225
120,000 3.500%,  9/1/2028
g
122,425
H&E Equipment Services, Inc.
140,000 3.875%,  12/15/2028
g
141,054
Honeywell International, Inc.
41,000 1.350%,  6/1/2025 42,428
Howmet Aerospace, Inc.
100,000 6.875%,  5/1/2025 118,000
Huntington Ingalls Industries, Inc.
44,000 3.844%,  5/1/2025
g
48,883
Jeld-Wen, Inc.
90,000 4.625%,  12/15/2025
g
91,846
Principal
Amount Long-Term Fixed Income (52.5%) Value
Capital Goods (1.6%) - continued
John Deere Capital Corporation
$ 64,000 1.200%,  4/6/2023 $ 65,274
60,000 2.050%,  1/9/2025
j
63,612
Otis Worldwide Corporation
61,000 2.056%,  4/5/2025 64,638
Owens-Brockway Glass Container,
Inc.
70,000 5.875%,  8/15/2023
g
74,988
PACCAR Financial Corporation
44,000 2.650%,  4/6/2023 46,353
Parker-Hannifin Corporation
71,000 2.700%,  6/14/2024 76,136
Raytheon Technologies
Corporation
42,000 2.800%,  3/15/2022 43,193
Republic Services, Inc.
34,000 2.500%,  8/15/2024 36,302
Reynolds Group Issuer, Inc.
9,000 5.125%,  7/15/2023
g
9,111
Roper Technologies, Inc.
39,000 2.350%,  9/15/2024 41,518
41,000 1.000%,  9/15/2025 41,486
SRM Escrow Issuer, LLC
130,000 6.000%,  11/1/2028
g
136,089
Standard Industries, Inc.
200,000 4.375%,  7/15/2030
g
213,946
TransDigm, Inc.
70,000 6.250%,  3/15/2026
g
74,550
200,000 5.500%,  11/15/2027 210,260
United Rentals North America, Inc.
270,000 4.000%,  7/15/2030 284,175
United Technologies Corporation
80,000 3.950%,  8/16/2025 91,735
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
g
102,356
WW Grainger, Inc.
41,000 1.850%,  2/15/2025 43,174
Total 3,895,594
Collateralized Mortgage Obligations (8.1%)
Antler Mortgage Trust
174,398
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
174,502
355,022
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
355,683
Banc of America Alternative Loan
Trust
163,828
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 156,748
Banc of America Funding Trust
241,368
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 234,581
Banc of America Mortgage
Securities Trust
186,694
2.500%,  9/25/2035, Ser.
2005-H, Class 3A1
b
182,866
Bear Stearns Adjustable Rate
Mortgage Trust
135,159
2.358%,  1/25/2034, Ser.
2003-8, Class 5A
b
130,629

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Collateralized Mortgage Obligations (8.1%) -
continued
$ 43,651
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 43,677
Bellemeade Re, Ltd.
317,360
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
316,868
108,087
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
108,356
300,000
3.548%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
303,081
300,000
2.448%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
300,846
Business Jet Securities, LLC
169,888
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
172,184
Cascade Funding Mortgage Trust
147,589
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
148,050
ChaseFlex Trust
205,766
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 196,552
CHL Mortgage Pass-Through Trust
199,497
2.661%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
172,191
121,473
2.788%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
122,120
95,445
6.000%,  4/25/2037, Ser.
2007-3, Class A18 70,945
CIM Trust
177,715
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
189,172
Citigroup Mortgage Loan Trust,
Inc.
399,035
3.735%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
391,232
Countrywide Alternative Loan Trust
124,952
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 124,117
176,544
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 163,429
70,094
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 65,541
25,505
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 24,622
Countrywide Home Loan
Mortgage Pass Through Trust
108,410
2.711%,  11/25/2035, Ser.
2005-22, Class 2A1
b
101,776
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
165,166
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 169,355
Eagle Re, Ltd.
451,174
1.948%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
449,070
Principal
Amount Long-Term Fixed Income (52.5%) Value
Collateralized Mortgage Obligations (8.1%) -
continued
Federal Home Loan Mortgage
Corporation
$ 659,121
3.500%,  8/15/2035, Ser.
345, Class C8
k
$ 70,947
Federal Home Loan Mortgage
Corporation - REMIC
582,031
3.000%,  5/15/2027, Ser.
4046, Class GI
k
31,923
474,098
3.000%,  7/15/2027, Ser.
4084, Class NI
k
29,371
645,855
3.500%,  10/15/2032, Ser.
4119, Class KI
k
77,994
744,120
3.000%,  4/15/2033, Ser.
4203, Class DI
k
54,788
Federal National Mortgage
Association - REMIC
430,622
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
23,413
666,342
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
32,494
1,011,867
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
48,358
1,498,801
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
93,859
875,838
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
45,718
380,783
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
20,084
1,152,691
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
61,481
1,717,962
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
92,124
699,784
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
39,160
837,757
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
40,673
476,560
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
52,235
First Horizon Alternative Mortgage
Securities Trust
64,730
2.977%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
64,270
FWD Securitization Trust
355,087
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
363,764
Genworth Mortgage Insurance
Corporation
250,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
249,403
GMAC Mortgage Corporation
Loan Trust
76,976
3.662%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
75,357
22,827
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
27,264
11,575
3.495%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
10,540
GSAA Home Equity Trust
76,740
4.554%,  8/25/2034, Ser.
2004-10, Class M2
h
81,909

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Collateralized Mortgage Obligations (8.1%) -
continued
Home Equity Asset Trust
$ 343,480
1.468%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
$ 344,418
IndyMac INDA Mortgage Loan
Trust
789,517
3.111%,  8/25/2036, Ser.
2006-AR1, Class A1
b
740,775
IndyMac INDX Mortgage Loan
Trust
661,099
0.568%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
609,578
J.P. Morgan Alternative Loan Trust
79,057
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 63,137
J.P. Morgan Mortgage Trust
61,186
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 70,001
74,701
2.993%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
75,190
78,284
3.000%,  6/25/2036, Ser.
2006-A4, Class 2A2
b
66,359
Legacy Mortgage Asset Trust
397,090
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
403,263
473,403
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
481,727
Long Beach Mortgage Loan Trust
303,964
1.648%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
305,852
Master Asset Securitization Trust
377,105
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
86,915
MASTR Alternative Loans Trust
60,191
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 61,469
Merrill Lynch Alternative Note
Asset Trust
94,592
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 61,138
Merrill Lynch Mortgage Investors
Trust
198,766
3.508%,  6/25/2035, Ser.
2005-A5, Class M1
b
110,907
New Residential Mortgage Loan
Trust
167,301
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
169,338
New York Mortgage Trust
147,098
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
147,921
Oaktown Re II, Ltd.
51,638
1.698%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
51,546
Oaktown Re III, Ltd.
35,286
1.548%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
35,291
Principal
Amount Long-Term Fixed Income (52.5%) Value
Collateralized Mortgage Obligations (8.1%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 497,455
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
$ 503,493
352,364
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
353,561
167,452
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
168,066
236,600
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
238,856
Pretium Mortgage Credit Partners,
LLC
319,105
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
320,363
Radnor RE, Ltd.
37,290
1.548%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
37,284
RCO Mortgage, LLC
268,041
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
268,379
Renaissance Home Equity Loan
Trust
222,907
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
126,949
Residential Accredit Loans, Inc.
Trust
210,039
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 209,067
81,999
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 80,128
158,278
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 151,585
95,470
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 93,951
Residential Asset Securitization
Trust
415,777
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 433,851
Silver Hill Trust
330,370
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
341,416
Stanwich Mortgage Loan Trust
201,433
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
202,074
Starwood Mortgage Residential
Trust
209,077
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
216,901
400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
416,230
Structured Asset Mortgage
Investments, Inc.
138,086
0.768%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
130,472
Toorak Mortgage Corporation
389,781
4.336%,  8/25/2021, Ser.
2018-1, Class A1
g,h
390,656
450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
451,148

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Collateralized Mortgage Obligations (8.1%) -
continued
Vericrest Opportunity Loan
Transferee
$ 222,806
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
$ 223,057
400,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
398,345
1,200,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
1,198,044
700,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
698,859
65,989
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
66,153
Vericrest Opportunity Loan Trust
151,516
3.967%,  2/25/2049, Ser.
2019-NPL2, Class A1
g,h
151,857
Verus Securitization Trust
338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
341,425
Wachovia Asset Securitization, Inc.
141,395
0.288%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,l
129,750
WaMu Mortgage Pass Through
Certificates
116,175
3.019%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
113,974
276,222
1.489%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
252,693
Washington Mutual Mortgage
Pass-Through Certificates
107,488
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 107,326
Wells Fargo Home Equity Trust
109,266
0.898%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
105,371
Total 19,361,431
Commercial Mortgage-Backed Securities (0.5%)
BFLD Trust
325,000
1.859%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
326,054
Federal National Mortgage
Association - ACES
6,943,824
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
741,515
Total 1,067,569
Communications Services (2.8%)
Altice France SA
100,000 5.500%,  1/15/2028
g
104,551
American Tower Corporation
60,000 3.375%,  5/15/2024 65,256
42,000 2.950%,  1/15/2025 45,489
41,000 4.400%,  2/15/2026 47,472
AT&T, Inc.
144,000 4.450%,  4/1/2024 160,794
Cable One, Inc.
40,000 4.000%,  11/15/2030
g
41,550
Principal
Amount Long-Term Fixed Income (52.5%) Value
Communications Services (2.8%) - continued
CCO Holdings, LLC
$ 155,000 5.500%,  5/1/2026
g
$ 160,619
110,000 5.125%,  5/1/2027
g
116,731
120,000 4.500%,  8/15/2030
g
127,350
CCOH Safari, LLC
185,000 5.750%,  2/15/2026
g
190,892
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 66,542
83,000 4.908%,  7/23/2025 96,434
Comcast Corporation
39,000 3.700%,  4/15/2024 42,902
39,000 3.950%,  10/15/2025 44,797
Cox Communications, Inc.
54,000 2.950%,  6/30/2023
g
56,802
Crown Castle International
Corporation
40,000 4.450%,  2/15/2026 46,273
CSC Holdings, LLC
170,000 5.500%,  5/15/2026
g
176,800
60,000 4.125%,  12/1/2030
g
62,736
200,000 4.625%,  12/1/2030
g
208,750
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
35,561
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 42,141
Embarq Corporation
120,000 7.995%,  6/1/2036 148,014
Entercom Media Corporation
70,000 6.500%,  5/1/2027
g
71,137
Fox Corporation
73,000 4.030%,  1/25/2024 80,387
Front Range BidCo, Inc.
170,000 4.000%,  3/1/2027
g
170,425
Frontier Communications
Corporation
60,000 5.875%,  10/15/2027
g
64,875
GCI, LLC
80,000 4.750%,  10/15/2028
g
85,324
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 67,888
iHeartCommunications, Inc.
150,000 4.750%,  1/15/2028
g
154,500
LCPR Senior Secured Financing
DAC
70,000 6.750%,  10/15/2027
g
75,337
Level 3 Financing, Inc.
140,000 5.250%,  3/15/2026 144,662
95,000 4.625%,  9/15/2027
g
99,221
140,000 4.250%,  7/1/2028
g
143,850
Meredith Corporation
110,000 6.500%,  7/1/2025
g
116,600
Netflix, Inc.
275,000 4.875%,  4/15/2028 310,117
Nexstar Escrow Corporation
140,000 5.625%,  7/15/2027
g
149,975
Nielsen Finance, LLC
30,000 5.625%,  10/1/2028
g
32,596

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Communications Services (2.8%) - continued
SBA Communications Corporation
$ 80,000 3.875%,  2/15/2027
g
$ 84,024
Scripps Escrow II, Inc.
50,000 3.875%,  1/15/2029
g
52,125
SFR Group SA
180,000 7.375%,  5/1/2026
g
189,450
Sinclair Television Group, Inc.
120,000 5.500%,  3/1/2030
g
125,100
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
g
233,752
70,000 4.125%,  7/1/2030
g
74,506
Sprint Capital Corporation
110,000 6.875%,  11/15/2028 145,033
60,000 8.750%,  3/15/2032 95,003
Sprint Corporation
160,000 7.250%,  9/15/2021 166,480
70,000 7.125%,  6/15/2024 81,857
255,000 7.625%,  2/15/2025 304,938
T-Mobile USA, Inc.
72,000 3.500%,  4/15/2025
g
79,559
80,000 4.500%,  2/1/2026 81,787
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
g
161,085
VeriSign, Inc.
60,000 4.750%,  7/15/2027 64,370
Verizon Communications, Inc.
86,000 2.946%,  3/15/2022 88,689
84,000
1.321%,  (LIBOR 3M +
1.100%), 5/15/2025
b
86,255
82,000 0.850%,  11/20/2025 82,625
Viacom, Inc.
58,000 4.250%,  9/1/2023 63,140
38,000 5.875%,  2/28/2057
b
39,425
ViaSat, Inc.
60,000 5.625%,  9/15/2025
g
61,368
Virgin Media Secured Finance plc
120,000 5.500%,  8/15/2026
g
124,650
Vodafone Group plc
51,000 3.750%,  1/16/2024 55,723
VTR Finance NV
50,000 6.375%,  7/15/2028
g
54,625
Walt Disney Company
41,000 1.750%,  1/13/2026 42,970
Ziggo BV
150,000 5.500%,  1/15/2027
g
156,563
Total 6,650,452
Consumer Cyclical (3.1%)
1011778 B.C., ULC
230,000 4.375%,  1/15/2028
g
236,900
Allied Universal Holdco, LLC
90,000 6.625%,  7/15/2026
g
95,967
Allison Transmission, Inc
115,000 3.750%,  1/30/2031
g
117,659
Amazon.com, Inc.
41,000 0.800%,  6/3/2025 41,593
American Axle & Manufacturing,
Inc.
130,000 6.500%,  4/1/2027
j
136,825
Principal
Amount Long-Term Fixed Income (52.5%) Value
Consumer Cyclical (3.1%) - continued
American Honda Finance
Corporation
$ 55,000 2.050%,  1/10/2023 $ 56,872
41,000 0.650%,  9/8/2023 41,256
41,000 1.200%,  7/8/2025 41,949
BMW Finance NV
40,000 2.250%,  8/12/2022
g
41,248
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
g
49,329
Brookfield Residential Properties,
Inc.
175,000 6.250%,  9/15/2027
g
186,156
Carnival Corporation
90,000 11.500%,  4/1/2023
g
104,069
60,000 10.500%,  2/1/2026
g
69,900
30,000 7.625%,  3/1/2026
g
32,685
Cedar Fair, LP
90,000 5.250%,  7/15/2029 92,659
Colt Merger Sub, Inc.
170,000 6.250%,  7/1/2025
g
181,050
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 22,646
Daimler Finance North America,
LLC
39,000 2.550%,  8/15/2022
g
40,323
Dana, Inc.
100,000 5.625%,  6/15/2028 107,673
Empire Communities Corporation
30,000 7.000%,  12/15/2025
g
31,616
Ford Motor Company
50,000 9.000%,  4/22/2025 61,442
30,000 9.625%,  4/22/2030 42,337
120,000 7.450%,  7/16/2031 153,900
Ford Motor Credit Company, LLC
270,000 4.063%,  11/1/2024 283,654
220,000 4.134%,  8/4/2025 230,725
General Motors Company
68,000 5.400%,  10/2/2023 76,137
41,000 6.125%,  10/1/2025 49,722
General Motors Financial
Company, Inc.
57,000 4.375%,  9/25/2021 58,539
37,000 4.200%,  11/6/2021 38,136
38,000 3.150%,  6/30/2022 39,341
80,000 3.950%,  4/13/2024 87,125
60,000 2.900%,  2/26/2025 64,063
41,000 2.750%,  6/20/2025 43,833
44,000 5.700%,  9/30/2030
b,i
48,510
Hanesbrands, Inc.
150,000 4.875%,  5/15/2026
g
162,937
Harley-Davidson Financial
Services, Inc.
64,000 4.050%,  2/4/2022
g
66,234
Herc Holdings, Inc.
80,000 5.500%,  7/15/2027
g
84,800
Hilton Domestic Operating
Company, Inc.
20,000 5.125%,  5/1/2026 20,650
230,000 4.875%,  1/15/2030 251,275
Home Depot, Inc.
44,000 3.750%,  2/15/2024 48,241

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Consumer Cyclical (3.1%) - continued
Hyundai Capital America
$ 51,000 3.000%,  6/20/2022
g
$ 52,596
41,000 1.800%,  10/15/2025
g
42,027
International Game Technology plc
110,000 5.250%,  1/15/2029
g
118,525
KB Home
100,000 4.800%,  11/15/2029 109,750
Kohl's Corporation
53,000 9.500%,  5/15/2025 68,734
L Brands, Inc.
120,000 6.625%,  10/1/2030
g
133,500
Landry's, Inc.
90,000 6.750%,  10/15/2024
g
89,354
Lennar Corporation
22,000 4.125%,  1/15/2022 22,523
60,000 4.875%,  12/15/2023 66,300
270,000 4.500%,  4/30/2024 298,350
20,000 5.875%,  11/15/2024 23,100
41,000 4.750%,  5/30/2025 46,842
Live Nation Entertainment, Inc.
50,000 3.750%,  1/15/2028
e,g
50,520
Lowe's Companies, Inc.
44,000 4.000%,  4/15/2025 49,984
Marriott International, Inc.
81,000 3.750%,  10/1/2025 87,691
Mattamy Group Corporation
195,000 5.250%,  12/15/2027
g
206,213
McDonald's Corporation
72,000 3.350%,  4/1/2023 76,696
MGM Resorts International
145,000 5.750%,  6/15/2025 160,319
Nissan Motor Company, Ltd.
41,000 3.043%,  9/15/2023
g
42,866
Norwegian Cruise Line Holdings,
Ltd.
60,000 10.250%,  2/1/2026
g
70,200
Prime Security Services Borrower,
LLC
240,000 5.750%,  4/15/2026
g
262,800
40,000 3.375%,  8/31/2027
g
39,700
Ralph Lauren Corporation
41,000 1.700%,  6/15/2022 41,745
Royal Caribbean Cruises, Ltd.
110,000 9.125%,  6/15/2023
g
119,350
40,000 11.500%,  6/1/2025
g
46,762
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
g
113,508
SeaWorld Parks and
Entertainment, Inc.
50,000 9.500%,  8/1/2025
g
54,281
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
g
71,925
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
g
54,000
Staples, Inc.
160,000 7.500%,  4/15/2026
g
167,083
Target Corporation
44,000 2.250%,  4/15/2025 47,177
Tenneco, Inc.
50,000 5.000%,  7/15/2026 46,000
Principal
Amount Long-Term Fixed Income (52.5%) Value
Consumer Cyclical (3.1%) - continued
TJX Companies, Inc.
$ 44,000 3.500%,  4/15/2025 $ 49,116
Toll Brothers Finance Corporation
82,000 5.875%,  2/15/2022 85,280
Toyota Motor Credit Corporation
82,000 0.800%,  10/16/2025 82,569
VF Corporation
46,000 2.050%,  4/23/2022 46,987
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
69,284
21,000 3.350%,  5/13/2025
g
23,082
Wyndham Destinations, Inc.
70,000 6.625%,  7/31/2026
g
80,150
Wyndham Hotels & Resorts, Inc.
40,000 4.375%,  8/15/2028
g
41,562
Yum! Brands, Inc.
200,000 4.750%,  1/15/2030
g
219,300
ZF North America Capital, Inc.
60,000 4.750%,  4/29/2025
g
64,657
Total 7,282,384
Consumer Non-Cyclical (3.1%)
Abbott Laboratories
76,000 2.550%,  3/15/2022 78,044
40,000 3.400%,  11/30/2023 43,350
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,750
81,000 2.300%,  11/21/2022 83,974
34,000 2.800%,  3/15/2023 35,557
168,000 3.600%,  5/14/2025 187,204
Albertson's Companies, Inc.
170,000 3.500%,  3/15/2029
g
171,700
50,000 4.875%,  2/15/2030
g
55,094
Altria Group, Inc.
62,000 3.800%,  2/14/2024 67,694
36,000 4.400%,  2/14/2026 41,789
Amgen, Inc.
61,000 1.900%,  2/21/2025 64,105
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 40,671
Anheuser-Busch InBev Worldwide,
Inc.
59,000 4.150%,  1/23/2025 67,179
Anthem, Inc.
64,000 2.375%,  1/15/2025 68,438
Aramark Services, Inc.
50,000 6.375%,  5/1/2025
g
53,437
AstraZeneca plc
40,000 0.700%,  4/8/2026 39,779
BAT Capital Corporation
59,000 3.222%,  8/15/2024 63,874
BAT International Finance plc
41,000 1.668%,  3/25/2026 41,958
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
g
30,916
130,000 5.000%,  2/15/2029
g
133,666
Bayer U.S. Finance II, LLC
38,000 3.500%,  6/25/2021
g
38,462

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Consumer Non-Cyclical (3.1%) - continued
Boston Scientific Corporation
$ 85,000 3.450%,  3/1/2024 $ 92,063
Bristol-Myers Squibb Company
59,000 3.625%,  5/15/2024 64,676
Bunge, Ltd. Finance Corporation
49,000 1.630%,  8/17/2025 50,632
Cargill, Inc.
43,000 1.375%,  7/23/2023
g
44,071
Centene Corporation
85,000 4.750%,  1/15/2025 87,230
61,000 5.375%,  8/15/2026
g
64,431
40,000 4.250%,  12/15/2027 42,400
90,000 4.625%,  12/15/2029 99,919
170,000 3.000%,  10/15/2030 180,183
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 104,250
Cigna Corporation
76,000 4.125%,  11/15/2025 87,526
Community Health Systems, Inc.
50,000 6.000%,  1/15/2029
g
54,013
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 42,521
Constellation Brands, Inc.
69,000 4.250%,  5/1/2023 75,208
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,502
56,000 3.700%,  3/9/2023 59,946
69,000 4.100%,  3/25/2025 78,125
DaVita, Inc.
130,000 4.625%,  6/1/2030
g
137,800
Diageo Capital plc
50,000 1.375%,  9/29/2025 51,435
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
g
53,735
Encompass Health Corporation
170,000 4.500%,  2/1/2028 177,650
Energizer Holdings, Inc.
170,000 4.375%,  3/31/2029
g
176,038
General Mills, Inc.
34,000 3.700%,  10/17/2023 37,026
34,000 3.650%,  2/15/2024 36,886
H. J. Heinz Company
30,000 5.200%,  7/15/2045 35,621
HCA, Inc.
350,000 5.375%,  2/1/2025 393,585
HLF Financing SARL, LLC
80,000 7.250%,  8/15/2026
g
84,875
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
36,406
JBS Investments II GmbH
70,000 5.750%,  1/15/2028
g
74,901
JBS USA, LLC
60,000 5.750%,  6/15/2025
g
61,950
60,000 5.500%,  1/15/2030
g
68,926
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 164,038
Kraft Heinz Foods Company
210,000 4.625%,  1/30/2029 240,183
200,000 3.750%,  4/1/2030
g
213,645
20,000 4.250%,  3/1/2031
g
22,289
Principal
Amount Long-Term Fixed Income (52.5%) Value
Consumer Non-Cyclical (3.1%) - continued
Kroger Company
$ 38,000 2.800%,  8/1/2022 $ 39,365
McKesson Corporation
41,000 0.900%,  12/3/2025 41,207
Medtronic, Inc.
15,000 3.500%,  3/15/2025 16,830
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
g
94,725
Mondelez International, Inc.
24,000 2.125%,  4/13/2023 24,926
MPH Acquisition Holdings, LLC
60,000 5.750%,  11/1/2028
g
58,650
Mylan NV
53,000 3.150%,  6/15/2021 53,512
Mylan, Inc.
34,000 4.200%,  11/29/2023 37,179
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 41,954
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
g
119,350
PepsiCo, Inc.
64,000 2.250%,  3/19/2025 68,472
Philip Morris International, Inc.
65,000 1.500%,  5/1/2025 67,313
Pilgrim's Pride Corporation
150,000 5.875%,  9/30/2027
g
162,691
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,g,i
48,070
Reynolds American, Inc.
34,000 4.850%,  9/15/2023 37,918
Royalty Pharma plc
41,000 1.200%,  9/2/2025
g
41,618
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 140,075
SEG Holding, LLC
110,000 5.625%,  10/15/2028
g
116,050
Shire Acquisitions Investments
Ireland Designated Activity
Company
20,000 2.400%,  9/23/2021 20,261
Simmons Foods, Inc.
90,000 5.750%,  11/1/2024
g
91,912
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
g
53,695
40,000 5.500%,  7/15/2030
g
43,100
Syneos Health, Inc.
50,000 3.625%,  1/15/2029
g
50,138
Sysco Corporation
85,000 5.650%,  4/1/2025 101,047
Teleflex, Inc.
200,000 4.875%,  6/1/2026 208,258
Tenet Healthcare Corporation
90,000 4.625%,  7/15/2024 92,252
170,000 5.125%,  11/1/2027
g
179,987
Teva Pharmaceutical Finance
Netherlands III BV
12,000 2.200%,  7/21/2021 11,970
140,000 2.800%,  7/21/2023 138,600
Thermo Fisher Scientific, Inc.
43,000 4.133%,  3/25/2025 48,884

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Consumer Non-Cyclical (3.1%) - continued
Upjohn, Inc.
$ 41,000 1.650%,  6/22/2025
g
$ 42,369
VRX Escrow Corporation
315,000 6.125%,  4/15/2025
g
324,658
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,696
Total 7,452,058
Energy (2.8%)
Antero Midstream Partners, LP
40,000 5.750%,  3/1/2027
g
39,300
Antero Resources Corporation
20,000 5.625%,  6/1/2023
j
19,600
75,000 5.000%,  3/1/2025 71,250
40,000 8.375%,  7/15/2026
e,g
40,828
Apache Corporation
50,000 4.875%,  11/15/2027 53,000
90,000 4.375%,  10/15/2028 93,688
70,000 5.100%,  9/1/2040 75,075
Archrock Partners, LP
95,000 6.250%,  4/1/2028
g
98,891
Blue Racer Midstream, LLC
50,000 7.625%,  12/15/2025
g
53,250
BP Capital Markets America, Inc.
162,000 2.520%,  9/19/2022 167,556
44,000 2.937%,  4/6/2023 46,432
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,i
49,091
Buckeye Partners, LP
165,000 3.950%,  12/1/2026 167,145
60,000 4.125%,  12/1/2027 61,200
Canadian Natural Resources, Ltd.
40,000 2.950%,  1/15/2023 41,833
41,000 2.050%,  7/15/2025 42,999
Canadian Oil Sands, Ltd.
40,000 9.400%,  9/1/2021
g
41,655
Cenovus Energy, Inc.
81,000 5.375%,  7/15/2025 91,306
30,000 6.750%,  11/15/2039 39,617
Cheniere Corpus Christi Holdings,
LLC
74,000 5.875%,  3/31/2025 86,105
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 281,475
Chevron Corporation
21,000 1.141%,  5/11/2023 21,441
41,000 1.554%,  5/11/2025 42,584
CNX Resources Corporation
70,000 6.000%,  1/15/2029
g
71,714
Comstock Resources, Inc.
60,000 9.750%,  8/15/2026 64,350
Continental Resources, Inc.
13,000 4.500%,  4/15/2023 13,404
40,000 4.375%,  1/15/2028 40,800
60,000 5.750%,  1/15/2031
g
66,599
Devon Energy Corporation
41,000 5.850%,  12/15/2025 48,179
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 42,039
Principal
Amount Long-Term Fixed Income (52.5%) Value
Energy (2.8%) - continued
Enagas SA
$ 165,000 5.500%,  1/15/2028
g
$ 168,506
Enbridge, Inc.
39,000 2.900%,  7/15/2022 40,440
139,000 6.250%,  3/1/2078
b
151,962
Encana Corporation
40,000 6.625%,  8/15/2037 44,627
Endeavor Energy Resources, LP
100,000 5.750%,  1/30/2028
g
107,870
Energy Transfer Operating, LP
42,000 4.200%,  9/15/2023 45,266
69,000 5.875%,  1/15/2024 77,540
43,000 6.625%,  2/15/2028
b,i
36,356
EnLink Midstream Partners, LP
90,000 4.850%,  7/15/2026 87,300
85,000 5.600%,  4/1/2044 68,212
Enterprise Products Operating,
LLC
105,000 4.875%,  8/16/2077
b
101,401
EOG Resources, Inc.
45,000 2.625%,  3/15/2023 46,958
EQM Midstream Partners, LP
100,000 6.500%,  7/1/2027
g
112,603
40,000 5.500%,  7/15/2028 43,714
40,000 6.500%,  7/15/2048 41,500
EQT Corporation
140,000 3.900%,  10/1/2027 139,083
Equinor ASA
43,000 2.875%,  4/6/2025 46,956
Exxon Mobil Corporation
69,000 1.571%,  4/15/2023 70,955
42,000 2.992%,  3/19/2025 45,961
Genesis Energy, LP
40,000 6.500%,  10/1/2025 38,900
20,000 8.000%,  1/15/2027 19,900
Harvest Midstream, LP
100,000 7.500%,  9/1/2028
g
106,375
Hess Corporation
27,000 3.500%,  7/15/2024 28,401
Hess Midstream Operations, LP
70,000 5.625%,  2/15/2026
g
72,800
Kinder Morgan Energy Partners,
LP
76,000 3.450%,  2/15/2023 79,774
Marathon Petroleum Corporation
34,000 4.750%,  12/15/2023 37,636
41,000 4.700%,  5/1/2025 46,959
MPLX, LP
58,000 4.500%,  7/15/2023 63,169
49,000 1.750%,  3/1/2026 50,698
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 78,800
National Fuel Gas Company
41,000 5.500%,  1/15/2026 47,281
Newfield Exploration Company
121,000 5.625%,  7/1/2024 129,862
Noble Energy, Inc.
65,000 3.900%,  11/15/2024 72,499
NuStar Logistics, LP
100,000 5.750%,  10/1/2025 106,500

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Energy (2.8%) - continued
Occidental Petroleum Corporation
$ 50,000 3.450%,  7/15/2024 $ 47,750
160,000 2.900%,  8/15/2024 154,000
60,000 3.400%,  4/15/2026 57,204
60,000 8.500%,  7/15/2027 69,243
100,000 3.500%,  8/15/2029 91,517
50,000 6.450%,  9/15/2036 52,350
140,000 4.400%,  4/15/2046 122,005
ONEOK, Inc.
21,000 2.200%,  9/15/2025 21,891
Plains All American Pipeline, LP
87,000 6.125%,  11/15/2022
b,i
70,687
21,000 2.850%,  1/31/2023 21,745
20,000 3.600%,  11/1/2024 21,312
51,000 4.650%,  10/15/2025 57,006
QEP Resources, Inc.
60,000 5.625%,  3/1/2026 65,793
Range Resources Corporation
40,000 9.250%,  2/1/2026 41,800
Sabine Pass Liquefaction, LLC
37,000 6.250%,  3/15/2022 38,940
37,000 5.625%,  4/15/2023 40,647
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 42,153
Shell International Finance BV
43,000 2.375%,  4/6/2025 46,109
Southwestern Energy Company
95,000 7.500%,  4/1/2026 99,655
Suncor Energy, Inc.
41,000 3.100%,  5/15/2025 44,899
Sunoco Logistics Partners
Operations, LP
35,000 4.400%,  4/1/2021 35,219
Sunoco, LP
95,000 5.875%,  3/15/2028 102,600
40,000 4.500%,  5/15/2029
g
41,600
Targa Resources Partners, LP
80,000 5.375%,  2/1/2027 84,030
Transocean Guardian, Ltd.
78,001 5.875%,  1/15/2024
g
65,521
USA Compression Partners, LP
40,000 6.875%,  4/1/2026 41,800
W&T Offshore, Inc.
95,000 9.750%,  11/1/2023
g
67,212
Weatherford International, Ltd.
50,000 8.750%,  9/1/2024
g
50,000
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 40,073
Western Midstream Operating, LP
40,000 6.250%,  2/1/2050 44,000
80,000 4.100%,  2/1/2025 82,446
80,000 3.950%,  6/1/2025 81,600
Williams Partners, LP
54,000 4.000%,  11/15/2021 55,161
60,000 4.500%,  11/15/2023 66,145
WPX Energy, Inc.
41,000 5.250%,  9/15/2024 44,660
60,000 5.250%,  10/15/2027 63,577
Principal
Amount Long-Term Fixed Income (52.5%) Value
Energy (2.8%) - continued
$ 50,000 4.500%,  1/15/2030 $ 53,000
Total 6,754,520
Financials (6.8%)
ACE INA Holdings, Inc.
35,000 2.875%,  11/3/2022 36,483
AerCap Ireland Capital DAC
70,000 3.150%,  2/15/2024 73,356
41,000 3.500%,  1/15/2025 43,525
Air Lease Corporation
78,000 2.500%,  3/1/2021 78,238
Aircastle, Ltd.
62,000 5.000%,  4/1/2023 66,082
Ally Financial, Inc.
62,000 1.450%,  10/2/2023 63,286
150,000 5.750%,  11/20/2025 174,600
American Express Company
34,000 3.700%,  8/3/2023 36,816
36,000 3.400%,  2/22/2024 39,097
American International Group, Inc.
21,000 2.500%,  6/30/2025 22,570
Ares Capital Corporation
21,000 4.250%,  3/1/2025 22,760
41,000 3.875%,  1/15/2026 44,417
Athene Global Funding
63,000 4.000%,  1/25/2022
g
65,233
Australia and New Zealand
Banking Group, Ltd.
71,000 2.950%,  7/22/2030
b,g
74,897
Aviation Capital Group, LLC
37,000 5.500%,  12/15/2024
g
40,955
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
g
19,574
33,000 4.250%,  4/15/2026
g
35,545
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 1/20/2021
b,i
41,737
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
g
29,870
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
76,869
117,000 3.550%,  3/5/2024
b
125,008
183,000 3.864%,  7/23/2024
b
198,396
87,000 4.200%,  8/26/2024 97,596
213,000 6.250%,  9/5/2024
b,i
236,337
63,000 0.810%,  10/24/2024
b
63,584
36,000 3.458%,  3/15/2025
b
39,191
44,000 6.100%,  3/17/2025
b,i
49,854
102,000 1.319%,  6/19/2026
b
104,154
83,000 1.197%,  10/24/2026
b
84,086
86,000 5.875%,  3/15/2028
b,i
97,180
Bank of Montreal
103,000 3.300%,  2/5/2024 111,699
Bank of New York Mellon
Corporation
43,000 1.600%,  4/24/2025 44,947
22,000 4.700%,  9/20/2025
b,i
24,262
Bank of Nova Scotia
71,000 2.375%,  1/18/2023 73,922
40,000 1.950%,  2/1/2023 41,307
29,000 1.625%,  5/1/2023 29,833

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Financials (6.8%) - continued
$ 66,000 4.900%,  6/4/2025
b,i
$ 71,456
Barclays plc
76,000 4.610%,  2/15/2023
b
79,337
99,000 4.338%,  5/16/2024
b
107,142
46,000 8.000%,  6/15/2024
b,i
51,290
41,000 4.375%,  9/11/2024 45,609
49,000 2.852%,  5/7/2026
b
52,613
BB&T Corporation
34,000 2.500%,  8/1/2024 36,207
BNP Paribas SA
44,000 7.625%,  3/30/2021
b,g,i
44,550
49,000 2.819%,  11/19/2025
b,g
52,350
BPCE SA
34,000 3.000%,  5/22/2022
g
35,176
40,000 2.375%,  1/14/2025
g
42,266
Camden Property Trust
34,000 4.875%,  6/15/2023 37,049
Canadian Imperial Bank of
Commerce
40,000 2.250%,  1/28/2025 42,481
CANPACK SA
100,000 3.125%,  11/1/2025
g
100,500
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 53,917
60,000 2.280%,  1/28/2026
b
62,755
Capital One Financial Corporation
115,000 3.050%,  3/9/2022 118,484
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
g
126,750
Central Fidelity Capital Trust I
175,000
1.237%,  (LIBOR 3M +
1.000%), 4/15/2027
b
164,777
Charles Schwab Corporation
171,000 5.375%,  6/1/2025
b,i
190,451
20,000 0.900%,  3/11/2026 20,263
Citigroup, Inc.
37,000 2.750%,  4/25/2022 38,105
160,000 2.312%,  11/4/2022
b
162,563
81,000 3.142%,  1/24/2023
b
83,290
88,000 5.950%,  1/30/2023
b,i
92,365
84,000 5.000%,  9/12/2024
b,i
87,307
105,000 3.352%,  4/24/2025
b
114,136
42,000 5.950%,  5/15/2025
b,i
45,885
100,000 5.500%,  9/13/2025 120,178
44,000 4.000%,  12/10/2025
b,i
45,155
CNA Financial Corporation
36,000 3.950%,  5/15/2024 39,795
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
24,365
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 78,642
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,g
41,858
Corporate Office Properties, LP
41,000 2.250%,  3/15/2026 42,732
Credit Acceptance Corporation
80,000 5.125%,  12/31/2024
g
83,200
Credit Agricole SA
37,000 3.375%,  1/10/2022
g
38,125
44,000 8.125%,  12/23/2025
b,g,i
53,460
Principal
Amount Long-Term Fixed Income (52.5%) Value
Financials (6.8%) - continued
$ 41,000 1.907%,  6/16/2026
b,g
$ 42,517
Credit Suisse Group AG
63,000 7.500%,  12/11/2023
b,g,i
70,040
39,000 2.593%,  9/11/2025
b,g
41,032
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 120,402
Dai-ichi Life Insurance Company,
Ltd.
130,000 5.100%,  10/28/2024
b,g,i,j
145,925
Danske Bank AS
56,000 5.000%,  1/12/2023
b,g
58,287
Deutsche Bank AG
82,000 2.222%,  9/18/2024
b
84,351
37,000 2.129%,  11/24/2026
b
37,841
Deutsche Bank AG of New York
40,000 3.950%,  2/27/2023 42,498
Digital Realty Trust, LP
60,000 2.750%,  2/1/2023 62,643
Discover Bank
34,000 4.200%,  8/8/2023 37,170
59,000 2.450%,  9/12/2024 62,387
ESH Hospitality, Inc.
80,000 5.250%,  5/1/2025
g
82,000
40,000 4.625%,  10/1/2027
g
41,000
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 66,792
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 58,744
36,000 3.650%,  1/25/2024 39,257
40,000 4.500%,  9/30/2025
b,i
42,540
First Horizon National Corporation
49,000 3.550%,  5/26/2023 52,058
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
g
110,914
FNB Corporation
81,000 2.200%,  2/24/2023 82,499
Fortress Transportation
50,000 6.500%,  10/1/2025
g
52,255
Global Net Lease, Inc.
130,000 3.750%,  12/15/2027
g
134,079
Goldman Sachs Group, Inc.
127,000
4.128%,  (LIBOR 3M +
3.922%), 2/4/2021
b,i
126,743
76,000 3.000%,  4/26/2022 76,616
63,000 2.876%,  10/31/2022
b
64,277
39,000
1.275%,  (LIBOR 3M +
1.050%), 6/5/2023
b
39,397
82,000 0.627%,  11/17/2023
b
82,329
72,000 3.625%,  2/20/2024 78,348
111,000 5.500%,  8/10/2024
b,i
120,990
44,000 3.500%,  4/1/2025 48,929
61,000 3.272%,  9/29/2025
b
66,838
61,000 4.250%,  10/21/2025 69,948
Hartford Financial Services Group,
Inc.
34,000
2.346%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
30,316
HCP, Inc.
40,000 4.250%,  11/15/2023 43,780

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Financials (6.8%) - continued
HSBC Holdings plc
$ 76,000 6.875%,  6/1/2021
b,i
$ 77,330
76,000 3.803%,  3/11/2025
b
82,982
63,000 6.375%,  3/30/2025
b,i
68,853
49,000 2.633%,  11/7/2025
b
52,154
49,000 1.645%,  4/18/2026
b
50,105
49,000 1.589%,  5/24/2027
b
49,817
42,000 6.500%,  3/23/2028
b,i
47,145
66,000 4.600%,  12/17/2030
b,i
67,163
Huntington Bancshares, Inc.
35,000 3.150%,  3/14/2021 35,108
66,000 4.450%,  10/15/2027
b,i
70,373
Icahn Enterprises, LP
175,000 6.375%,  12/15/2025 181,037
ILFC E-Capital Trust II
63,000
3.480%,  (H15T30Y +
1.800%), 12/21/2065
b,g
43,559
ING Groep NV
66,000 4.100%,  10/2/2023 72,504
Intercontinental Exchange, Inc.
41,000 0.700%,  6/15/2023 41,277
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
g
172,425
iStar, Inc.
80,000 4.250%,  8/1/2025 79,000
J.P. Morgan Chase & Company
91,000 2.776%,  4/25/2023
b
93,940
96,000 3.375%,  5/1/2023 102,597
110,000 5.150%,  5/1/2023
b,i
113,577
44,000 6.000%,  8/1/2023
b,i
46,640
71,000
1.445%,  (LIBOR 3M +
1.230%), 10/24/2023
b
72,272
44,000 6.750%,  2/1/2024
b,i
49,399
49,000 1.514%,  6/1/2024
b
50,305
144,000 5.000%,  8/1/2024
b,i
151,492
87,000 3.875%,  9/10/2024 97,400
176,000 4.023%,  12/5/2024
b
193,872
126,000 4.600%,  2/1/2025
b,i
130,095
44,000 2.083%,  4/22/2026
b
46,460
82,000 1.045%,  11/19/2026
b
82,908
Kilroy Realty, LP
46,000 4.375%,  10/1/2025 51,591
Lincoln National Corporation
40,000
2.580%,  (LIBOR 3M +
2.358%), 5/17/2066
b
30,800
Lloyds Banking Group plc
81,000 3.000%,  1/11/2022 83,078
59,000 2.858%,  3/17/2023
b
60,632
75,000 3.900%,  3/12/2024 82,428
46,000 7.500%,  6/27/2024
b,i
51,878
80,000 6.657%,  5/21/2037
b,g,i
101,600
MetLife, Inc.
44,000 3.850%,  9/15/2025
b,i
46,420
84,000 5.875%,  3/15/2028
b,i
96,222
MGM Growth Properties Operating
Partnership, LP
110,000 4.625%,  6/15/2025
g
117,810
Mitsubishi UFJ Financial Group,
Inc.
38,000 2.998%,  2/22/2022 39,138
52,000 2.623%,  7/18/2022 53,753
82,000 3.455%,  3/2/2023 87,365
Principal
Amount Long-Term Fixed Income (52.5%) Value
Financials (6.8%) - continued
$ 36,000 3.407%,  3/7/2024 $ 39,116
49,000 1.412%,  7/17/2025 50,329
Mizuho Financial Group, Inc.
52,000 2.721%,  7/16/2023
b
53,705
Morgan Stanley
75,000 5.500%,  7/28/2021 77,205
37,000 2.750%,  5/19/2022 38,210
26,000 4.875%,  11/1/2022 28,010
82,000 3.125%,  1/23/2023 86,536
81,000 4.100%,  5/22/2023 87,903
41,000 0.560%,  11/10/2023
b
41,093
36,000 2.720%,  7/22/2025
b
38,498
29,000 5.000%,  11/24/2025 34,677
89,000 2.188%,  4/28/2026
b
93,987
41,000 0.985%,  12/10/2026
b
41,292
MPT Operating Partnership, LP
110,000 5.250%,  8/1/2026 115,170
120,000 4.625%,  8/1/2029 129,000
National Australia Bank, Ltd.
60,000 1.875%,  12/13/2022 61,906
National Bank of Canada
60,000 2.100%,  2/1/2023 61,971
National Securities Clearing
Corporation
42,000 1.200%,  4/23/2023
g
42,836
Natwest Group plc
34,000 6.125%,  12/15/2022 37,391
34,000 6.100%,  6/10/2023 38,108
Nippon Life Insurance Company
88,000 5.100%,  10/16/2044
b,g
98,780
63,000 3.400%,  1/23/2050
b,g
68,355
Nomura Holdings, Inc.
48,000 2.648%,  1/16/2025 51,253
Omega Healthcare Investors, Inc.
41,000 5.250%,  1/15/2026 46,861
Owl Rock Technology Finance
Corporation
41,000 3.750%,  6/17/2026
g
41,213
Park Aerospace Holdings, Ltd.
18,000 4.500%,  3/15/2023
g
18,861
PayPal Holdings, Inc.
41,000 1.650%,  6/1/2025 42,827
PNC Financial Services Group,
Inc.
34,000 3.500%,  1/23/2024 37,050
Provident Financing Trust I
22,000 7.405%,  3/15/2038 25,509
Prudential Financial, Inc.
125,000 5.625%,  6/15/2043
b
134,038
129,000 5.200%,  3/15/2044
b
137,012
22,000 3.700%,  10/1/2050
b
23,271
Quicken Loans, LLC
70,000 3.625%,  3/1/2029
g
71,400
70,000 3.875%,  3/1/2031
g
72,625
Regions Financial Corporation
42,000 3.800%,  8/14/2023 45,559
44,000 5.750%,  6/15/2025
b,i
49,016
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 62,966

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Financials (6.8%) - continued
Royal Bank of Canada
$ 44,000 1.600%,  4/17/2023 $ 45,245
41,000 2.250%,  11/1/2024 43,608
Royal Bank of Scotland Group plc
44,000 8.625%,  8/15/2021
b,i
45,668
81,000 4.269%,  3/22/2025
b
89,596
33,000 3.754%,  11/1/2029
b
35,118
Santander Holdings USA, Inc.
42,000 3.450%,  6/2/2025 45,928
Santander UK Group Holdings plc
85,000 2.875%,  8/5/2021 86,190
Santander UK plc
60,000 2.100%,  1/13/2023 61,994
Service Properties Trust
70,000 4.500%,  6/15/2023 70,350
20,000 4.750%,  10/1/2026 19,750
60,000 5.500%,  12/15/2027 65,576
Simon Property Group, LP
82,000 2.000%,  9/13/2024 85,681
Societe Generale SA
48,000 2.625%,  10/16/2024
g
50,851
44,000 8.000%,  9/29/2025
b,g,i
51,645
49,000 1.488%,  12/14/2026
b,g
49,389
Springleaf Finance Corporation
30,000 6.875%,  3/15/2025 34,837
110,000 7.125%,  3/15/2026 130,075
70,000 6.625%,  1/15/2028 83,125
Standard Chartered plc
60,000 2.744%,  9/10/2022
b,g
60,851
62,000 1.319%,  10/14/2023
b,g
62,626
State Street Corporation
44,000 2.825%,  3/30/2023
b
45,410
41,000 2.354%,  11/1/2025
b
43,752
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,358
144,000 2.778%,  10/18/2022 150,067
48,000 2.448%,  9/27/2024 51,112
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
g
41,264
Synchrony Financial
34,000 2.850%,  7/25/2022 35,109
42,000 4.250%,  8/15/2024 46,399
Toronto-Dominion Bank
36,000 3.250%,  3/11/2024 39,091
Truist Bank
67,000 1.500%,  3/10/2025 69,353
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i
119,901
UBS Group AG
49,000 1.364%,  1/30/2027
b,g
49,537
USB Realty Corporation
84,000
1.384%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
62,790
Ventas Realty, LP
42,000 3.100%,  1/15/2023 44,070
34,000 3.750%,  5/1/2024 37,061
VEREIT Operating Partnership, LP
41,000 4.625%,  11/1/2025 47,182
VICI Properties, LP
40,000 4.250%,  12/1/2026
g
41,486
Principal
Amount Long-Term Fixed Income (52.5%) Value
Financials (6.8%) - continued
$ 30,000 3.750%,  2/15/2027
g
$ 30,675
40,000 4.625%,  12/1/2029
g
42,800
30,000 4.125%,  8/15/2030
g
31,669
Wachovia Capital Trust II
50,000
0.737%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,731
Wells Fargo & Company
35,000 2.100%,  7/26/2021 35,353
38,000 2.625%,  7/22/2022 39,333
69,000 4.125%,  8/15/2023 75,368
80,000
1.444%,  (LIBOR 3M +
1.230%), 10/31/2023
b
81,264
36,000 3.750%,  1/24/2024 39,295
61,000 1.654%,  6/2/2024
b
62,665
80,000 2.406%,  10/30/2025
b
84,575
68,000 2.188%,  4/30/2026
b
71,582
Westpac Banking Corporation
40,000 2.000%,  1/13/2023 41,402
40,000 2.894%,  2/4/2030
b
41,926
Total 16,102,318
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
49,000 2.150%,  5/13/2025
g
50,461
Total 50,461
Mortgage-Backed Securities (15.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,808,408 3.000%,  3/25/2050 1,897,979
1,228,930 3.000%,  4/1/2050 1,289,575
604,312 3.500%,  7/1/2047 641,280
Federal National Mortgage
Association
363,249 4.500%,  5/1/2048 394,861
676,939 3.500%,  10/1/2048 715,158
420,791 3.500%,  6/1/2049 445,016
761,261 3.500%,  8/1/2049 804,562
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,100,000 1.500%,  1/1/2036
e
3,189,147
6,600,000 2.000%,  1/1/2036
e
6,899,110
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
500,000 1.500%,  1/1/2051
e
505,097
9,950,000 2.000%,  1/1/2051
e
10,334,384
5,852,000 2.500%,  1/1/2051
e
6,167,909
2,550,000 2.500%,  2/1/2051
e
2,682,975
997,943 4.000%,  7/1/2048 1,065,961
Total 37,033,014
Technology (1.5%)
Apple, Inc.
120,000 3.450%,  5/6/2024 132,124
41,000 1.125%,  5/11/2025 42,154
Baidu, Inc.
52,000 3.075%,  4/7/2025 55,516

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Technology (1.5%) - continued
Black Knight InfoServ, LLC
$ 20,000 3.625%,  9/1/2028
g
$ 20,475
Broadcom Corporation
155,000 2.650%,  1/15/2023 161,243
60,000 3.125%,  1/15/2025 64,776
Broadcom, Inc.
22,000 2.250%,  11/15/2023 22,975
CDW, LLC
100,000 4.250%,  4/1/2028 105,576
CommScope Technologies
Finance, LLC
233,000 6.000%,  6/15/2025
g
238,242
Dell International, LLC
54,000 4.000%,  7/15/2024
g
59,533
22,000 5.850%,  7/15/2025
g
26,423
Diamond 1 Finance Corporation
112,000 5.450%,  6/15/2023
g
123,867
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
g
56,875
140,000 6.625%,  8/15/2027
g
84,700
Fiserv, Inc.
73,000 2.750%,  7/1/2024 78,375
Gartner, Inc.
80,000 4.500%,  7/1/2028
g
84,400
60,000 3.750%,  10/1/2030
g
63,000
Global Payments, Inc.
17,000 2.650%,  2/15/2025 18,202
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 36,273
34,000 4.450%,  10/2/2023 37,400
Intuit, Inc.
41,000 0.950%,  7/15/2025 41,506
Iron Mountain, Inc.
100,000 5.000%,  7/15/2028
g
106,237
Marvell Technology Group, Ltd.
42,000 4.200%,  6/22/2023 45,448
Micron Technology, Inc.
64,000 2.497%,  4/24/2023 66,685
NCR Corporation
220,000 6.125%,  9/1/2029
g
243,650
NXP BV/NXP Funding, LLC
51,000 4.875%,  3/1/2024
g
57,516
NXP Funding, LLC
21,000 2.700%,  5/1/2025
g
22,598
Open Text Corporation
160,000 4.125%,  2/15/2030
g
170,208
Oracle Corporation
30,000 2.500%,  5/15/2022 30,801
66,000 2.500%,  4/1/2025 70,864
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
53,452
Plantronics, Inc.
140,000 5.500%,  5/31/2023
g
140,350
PTC, Inc.
40,000 3.625%,  2/15/2025
g
41,121
40,000 4.000%,  2/15/2028
g
41,925
Qorvo, Inc.
70,000 3.375%,  4/1/2031
g
72,275
Principal
Amount Long-Term Fixed Income (52.5%) Value
Technology (1.5%) - continued
Rackspace Technology Global,
Inc.
$ 60,000 5.375%,  12/1/2028
g
$ 62,862
Seagate HDD Cayman
41,000 4.250%,  3/1/2022
j
42,332
Sensata Technologies, Inc.
150,000 3.750%,  2/15/2031
g
155,487
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
g
31,200
SS&C Technologies, Inc.
160,000 5.500%,  9/30/2027
g
170,883
Switch, Ltd.
80,000 3.750%,  9/15/2028
g
81,200
Tencent Holdings, Ltd.
49,000 1.810%,  1/26/2026
g
50,079
Texas Instruments, Inc.
66,000 1.375%,  3/12/2025 68,433
Total System Services, Inc.
41,000 3.750%,  6/1/2023 43,824
Xerox Holdings Corporation
80,000 5.000%,  8/15/2025
g
85,142
Total 3,508,207
Transportation (0.4%)
Air Canada Pass Through Trust
9,362 3.875%,  3/15/2023
g
9,116
Air Lease Corporation
40,000 2.300%,  2/1/2025 41,400
41,000 3.375%,  7/1/2025 44,083
American Airlines, Inc.
60,000 11.750%,  7/15/2025
g
69,195
Boeing Company
41,000 1.950%,  2/1/2024 42,211
Delta Air Lines, Inc.
120,000 7.000%,  5/1/2025
g
138,521
82,073 4.500%,  10/20/2025
g
87,711
40,000 7.375%,  1/15/2026 45,683
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 36,429
Mileage Plus Holdings, LLC
80,000 6.500%,  6/20/2027
g
86,000
Penske Truck Leasing Company,
LP
36,000 3.375%,  2/1/2022
g
36,954
41,000 1.200%,  11/15/2025
g
41,341
Southwest Airlines Company
20,000 4.750%,  5/4/2023 21,736
65,000 5.250%,  5/4/2025 75,266
Union Pacific Corporation
63,000 3.750%,  7/15/2025 71,472
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 34,686
XPO Logistics, Inc.
80,000 6.125%,  9/1/2023
g
81,400
40,000 6.750%,  8/15/2024
g
42,500
Total 1,005,704

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.5%) Value
Utilities (1.1%)
Alabama Power Company
$ 38,000 2.450%,  3/30/2022 $ 38,940
Ameren Corporation
40,000 2.500%,  9/15/2024 42,623
Berkshire Hathaway Energy
Company
42,000 4.050%,  4/15/2025
g
47,546
Calpine Corporation
130,000 4.500%,  2/15/2028
g
135,200
CenterPoint Energy, Inc.
40,000 2.500%,  9/1/2022 41,344
34,000 2.500%,  9/1/2024 36,152
Dominion Energy, Inc.
34,000 2.715%,  8/15/2021 34,419
34,000 3.071%,  8/15/2024 36,698
64,000 4.650%,  12/15/2024
b,i
67,467
DTE Energy Company
54,000 3.300%,  6/15/2022 55,958
53,000 2.529%,  10/1/2024 56,462
Duke Energy Corporation
80,000 2.400%,  8/15/2022 82,409
63,000 4.875%,  9/16/2024
b,i
68,218
Edison International
42,000 4.950%,  4/15/2025 47,956
Entergy Corporation
41,000 0.900%,  9/15/2025 40,977
Evergy, Inc.
35,000 2.450%,  9/15/2024 37,106
FirstEnergy Corporation
59,000 2.850%,  7/15/2022 59,965
Florida Power & Light Company
44,000 2.850%,  4/1/2025 47,874
Georgia Power Company
40,000 2.100%,  7/30/2023 41,777
35,000 2.200%,  9/15/2024 36,867
NextEra Energy Operating
Partners, LP
220,000 3.875%,  10/15/2026
g
234,850
NiSource, Inc.
95,000 5.650%,  6/15/2023
b,i
97,612
41,000 0.950%,  8/15/2025 41,239
NRG Energy, Inc.
41,000 2.000%,  12/2/2025
g
42,495
30,000 3.375%,  2/15/2029
g
30,714
30,000 3.625%,  2/15/2031
g
30,864
PG&E Corporation
60,000 5.000%,  7/1/2028 63,900
40,000 5.250%,  7/1/2030 44,000
PPL Capital Funding, Inc.
69,000 3.950%,  3/15/2024 75,308
Public Service Enterprise Group,
Inc.
34,000 2.875%,  6/15/2024 36,598
Sempra Energy
80,000 3.550%,  6/15/2024 87,144
44,000 4.875%,  10/15/2025
b,i
47,025
Southern Company
85,000 4.000%,  1/15/2051
b
90,021
Suburban Propane Partners, LP
100,000 5.875%,  3/1/2027 104,500
Principal
Amount Long-Term Fixed Income (52.5%) Value
Utilities (1.1%) - continued
Talen Energy Supply, LLC
$ 110,000 7.625%,  6/1/2028
g
$ 118,525
TerraForm Power Operating, LLC
115,000 5.000%,  1/31/2028
g
129,220
TransCanada Trust
90,000 5.875%,  8/15/2076
b
100,350
Vistra Operations Company, LLC
180,000 5.000%,  7/31/2027
g
190,800
Total 2,621,123
Total Long-Term Fixed Income
(cost $122,017,844) 125,003,248
Shares
Registered Investment
Companies ( 17.9% ) Value
Unaffiliated  (2.1%)
4,284 Aberdeen Asia-Pacific Income
Fund, Inc. 19,064
2,175 AllianceBernstein Global High
Income Fund, Inc. 25,600
6,450 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 86,817
1,062 BlackRock Core Bond Trust 17,311
1,658 BlackRock Corporate High Yield
Fund, Inc. 18,951
1,189 BlackRock Credit Allocation
Income Trust 17,490
3,363 BlackRock Enhanced Equity
Dividend Trust 28,485
2,609 BlackRock Enhanced Global
Dividend Trust 28,464
2,928 BlackRock Multi-Sector Income
Trust 51,357
9,441 BlackRock Resources &
Commodities Strategy Trust 69,958
1,900 Brookfield Real Assets Income
Fund, Inc. 33,877
1,651 Cohen & Steers Quality Income
Realty Fund, Inc. 20,472
1,414 Eaton Vance Limited Duration
Income Fund 17,717
2,311 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 20,267
1,942 Invesco Dynamic Credit
Opportunities Fund 20,857
9,761 Invesco Senior Loan ETF 217,475
17,525 iShares S&P U.S. Preferred Stock
Index Fund 674,888
4,311 Liberty All-Star Equity Fund 29,746
3,825 Nuveen Credit Strategies Income
Fund 24,212
1,343 PGIM Global High Yield Fund, Inc. 19,514
1,308 PGIM High Yield Bond Fund, Inc. 19,620
872 Pimco Dynamic Credit And
Mortgage Income Fund 18,486
3,205 Royce Micro-Cap Trust, Inc. 32,435
3,252 Royce Value Trust, Inc. 52,487
3,450 SPDR Bloomberg Barclays High
Yield Bond ETF 375,843
10,600 Templeton Global Income Fund 58,300
658 Tri-Continental Corporation 19,391
32,025 Vanguard Short-Term Corporate
Bond ETF 2,666,081

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (17.9%) Value
Unaffiliated  (2.1%)- continued
6,700 Voya Global Equity Dividend &
Premium Opportunity Fund $ 34,974
4,498 Wells Fargo Income Opportunities
Fund 36,704
9,483 Western Asset High Income
Opportunity Fund, Inc. 46,941
Total 4,803,784
Affiliated  (15.8%)
3,636,859 Thrivent Core Emerging Markets
Debt Fund 37,714,223
Total 37,714,223
Total Registered Investment
Companies (cost $39,946,581) 42,518,007
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
4,325 AT&T, Inc., 4.750%
i
115,737
1,250 AT&T, Inc., 5.000%
i
33,925
Total 149,662
Consumer Staples (<0.1%)
3,530 CHS, Inc., 7.100%
b,i
98,134
Total 98,134
Energy (0.1%)
9,435 Crestwood Equity Partners, LP,
9.250%
i
70,479
825 Energy Transfer Operating, LP,
7.600%
b,i
18,604
1,736 Nustar Logistics, LP, 6.971%
b
37,289
Total 126,372
Financials (0.7%)
1,250 Aegon Funding Corporation II,
5.100% 34,475
1,870 Agribank FCB, 6.875%
b,i
211,310
3,700 Allstate Corporation, 5.100%
i
103,415
2,200 Bank of America Corporation,
5.000%
i
60,016
1,000 Bank of America Corporation,
5.375%
i
27,310
2,500 Capital One Financial Corporation,
5.000%
i
66,475
1,445 Cobank ACB, 6.250%
b,i
152,447
2,775 Equitable Holdings, Inc., 5.250%
i
73,926
70 First Horizon Bank, 3.750%
b,g,i
56,350
5,000 GMAC Capital Trust I, 6.007%
b
135,250
1,950 Hartford Financial Services Group,
Inc., 7.875%
b
53,839
1,750 J.P. Morgan Chase & Company,
4.750%
i
48,492
1,750 J.P. Morgan Chase & Company,
5.750%
i
49,175
1,750 Legg Mason, Inc., 5.450% 44,818
3,080 Morgan Stanley, 5.850%
b,i
88,858
3,700 Morgan Stanley, 7.125%
b,i,j
108,817
425 Synovus Financial Corporation,
5.875%
b,i
11,399
2,650 Truist Financial Corporation,
4.750%
i
73,326
Shares Preferred Stock (0.9%) Value
Financials (0.7%) - continued
213 Wells Fargo & Company,
Convertible, 7.500%
i
$ 323,313
Total 1,723,011
Real Estate (<0.1%)
3,200 Public Storage, 4.125%
i
86,816
668 Public Storage, 4.625%
i
18,130
175 Public Storage, 4.700%
i
4,818
275 Public Storage, 4.875%
i
7,609
Total 117,373
Utilities (<0.1%)
3,525 Southern Company, 4.950% 96,585
Total 96,585
Total Preferred Stock
(cost $2,169,204) 2,311,137
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
452,062 Thrivent Cash Management Trust 452,062
Total Collateral Held for
Securities Loaned
(cost $452,062) 452,062
Shares Common Stock ( 0.1% ) Value
Communications Services (<0.1%)
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
3,723
Total 3,723
Energy (<0.1%)
600 Enbridge, Inc. 19,194
1,300 Kinder Morgan, Inc. 17,771
57,427 McDermott International, Inc.
m
46,516
1,000 MPLX, LP 21,650
800 Williams Companies, Inc. 16,040
Total 121,171
Financials (0.1%)
3,000 BlackRock TCP Capital
Corporation 33,720
1,600 FS KKR Capital Corporation 26,496
1,800 FS KKR Capital Corporation II 29,520
2,757 Golub Capital BDC, Inc. 38,984
1,909 Sixth Street Specialty Lending, Inc. 39,612
Total 168,332
Total Common Stock
(cost $397,026) 293,226
Shares or
Principal
Amount Short-Term Investments ( 15.9% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.095%, 1/6/2021
n,o
299,999

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (15.9%) Value
Thrivent Core Short-Term Reserve
Fund
3,761,276 0.240% $ 37,612,761
Total Short-Term Investments
(cost $37,911,421) 37,912,760
Total Investments (cost
$266,582,515) 114.3% $272,279,484
Other Assets and Liabilities, Net
(14.3%) (34,077,092)
Total Net Assets 100.0% $238,202,392
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2020.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $43,543,230 or
18.3% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of December 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 336,767
Common Stock 102,935
Total lending $439,702
Gross amount payable upon return of
collateral for securities loaned $452,062
Net amounts due to counterparty
$12,360
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 6,779,599
Gross unrealized depreciation (1,477,448)
Net unrealized appreciation (depreciation) $ 5,302,151
Cost for federal income tax purposes $ 266,967,742

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,309,809 – 3,002,903 306,906
Capital Goods 6,536,985 – 6,172,241 364,744
Communications Services 17,370,497 – 17,370,497 –
Consumer Cyclical 9,255,840 – 9,255,840 –
Consumer Non-Cyclical 11,383,301 – 10,686,951 696,350
Energy 1,763,505 – 1,763,505 –
Financials 5,088,997 – 5,088,997 –
Technology 4,760,524 – 4,760,524 –
Transportation 2,068,410 – 2,068,410 –
Utilities 2,251,176 – 2,251,176 –
Long-Term Fixed Income
Asset-Backed Securities 10,066,932 – 9,356,932 710,000
Basic Materials 2,151,481 – 2,151,481 –
Capital Goods 3,895,594 – 3,895,594 –
Collateralized Mortgage Obligations 19,361,431 – 19,361,431 –
Commercial Mortgage-Backed Securities 1,067,569 – 1,067,569 –
Communications Services 6,650,452 – 6,650,452 –
Consumer Cyclical 7,282,384 – 7,282,384 –
Consumer Non-Cyclical 7,452,058 – 7,452,058 –
Energy 6,754,520 – 6,754,520 –
Financials 16,102,318 – 16,102,318 –
Foreign Government 50,461 – 50,461 –
Mortgage-Backed Securities 37,033,014 – 37,033,014 –
Technology 3,508,207 – 3,508,207 –
Transportation 1,005,704 – 1,005,704 –
Utilities 2,621,123 – 2,621,123 –
Registered Investment Companies
Unaffiliated 4,803,784 4,803,784 – –
Preferred Stock
Communications Services 149,662 149,662 – –
Consumer Staples 98,134 98,134 – –
Energy 126,372 126,372 – –
Financials 1,723,011 1,455,351 267,660 –
Real Estate 117,373 117,373 – –
Utilities 96,585 96,585 – –
Common Stock
Communications Services 3,723 – 3,723 –
Energy 121,171 121,171 – –
Financials 168,332 168,332 – –
Short-Term Investments 299,999 – 299,999 –
Subtotal Investments in Securities $196,500,438 $7,136,764 $187,285,674 $2,078,000
Other Investments  * Total
Affiliated Registered Investment Companies 37,714,223
Affiliated Short-Term Investments 37,612,761
Collateral Held for Securities Loaned 452,062
Subtotal Other Investments $75,779,046
Total Investments at Value $272,279,484
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 51,006 51,006 – –
Total Asset Derivatives $51,006 $51,006 $– $–
Liability Derivatives
Futures Contracts 60,597 60,597 – –
Total Liability Derivatives $60,597 $60,597 $– $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$299,999 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 42 March 2021 $ 9,270,973 $ 10,042
CBOT 5-Yr. U.S. Treasury Note 33 March 2021 4,153,978 9,436
CME Ultra Long Term U.S. Treasury Bond 7 March 2021 1,500,317 (5,379)
Total Futures Long Contracts $ 14,925,268 $ 14,099
CBOT 10-Yr. U.S. Treasury Note (28) March 2021 ( $ 3,854,726) ( $ 11,461)
CBOT U.S. Long Bond (37) March 2021 (6,432,695) 24,757
CME E-mini S&P 500 Index (8) March 2021 (1,455,763) (43,757)
Ultra 10-Yr. U.S. Treasury Note (11) March 2021 (1,726,724) 6,771
Total Futures Short Contracts ( $ 13,469,908) ($23,690)
Total Futures Contracts $ 1,455,360 ($9,591)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Opportunity Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 51,006
Total Interest Rate Contracts 51,006
Total Asset Derivatives $51,006
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 43,757
Total Equity Contracts 43,757
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 16,840
Total Interest Rate Contracts 16,840
Total Liability Derivatives $60,597
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (206,178)
Total Equity Contracts
(206,178)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 265,737
Total Interest Rate Contracts
265,737
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 126,475
Total Credit Contracts
126,475
Total $186,034
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (15,402)
Total Equity Contracts (15,402)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 76,433
Total Interest Rate Contracts 76,433
Total $61,031
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($1,435,721)
Interest Rate Contracts
Futures - Long 16,728,369
Futures - Short (9,272,126)
Credit Contracts
Credit Default Swaps - Buy
Protection (7,720)
Credit Default Swaps - Sell
Protection (9,929)

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,562 $3,595 $– $37,714 3,637 15.8%
Total Affiliated Registered Investment
Companies 32,562 37,714 15.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% 35,398 131,114 128,875 37,613 3,761 15.9
Total Affiliated Short-Term Investments 35,398 37,613 15.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 370 31,410 31,328 452 452 0.2
Total Collateral Held for Securities Loaned 370 452 0.2
Total Value $68,330 $75,779
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,557 $ – $1,571
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% (25) 1 – 269
Total Income/Non Income Cash from Affiliated
Investments $1,840
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $(25) $1,558 $0

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 89.9% ) Value
Bermuda (1.0%)
196,000 China Resources Gas Group, Ltd. $ 1,041,827
Total 1,041,827
Brazil (6.1%)
338,934 Banco Bradesco SA ADR 1,782,793
239,070 Petroleo Brasileiro SA 1,304,386
142,502 Vale SA ADR 2,388,334
54,562 WEG SA 795,604
Total 6,271,117
Cayman Islands (20.1%)
115,700 Alibaba Group Holding, Ltd.
a
3,365,080
290,200 Budweiser Brewing Company
APAC, Ltd.
b
958,628
135,500 China Conch Venture Holdings, Ltd. 659,352
382,000 China Resources Land, Ltd. 1,574,180
83,000 Li Ning Company, Ltd. 571,136
64,800 Meituan Dianping
a
2,439,296
5,955 New Oriental Education &
Technology Group, Inc. ADR
a
1,106,499
315,200 Sands China, Ltd. 1,376,604
94,600 Tencent Holdings, Ltd. 6,806,829
143,000 Wuxi Biologics (Cayman), Inc.
a,b
1,896,372
Total 20,753,976
China (16.2%)
10,361 Autohome, Inc. ADR 1,032,163
43,900 China International Travel Service
Corporation, Ltd. 1,900,107
166,500 China Merchants Bank Company,
Ltd. 1,053,287
19,800 Hangzhou Tigermed Consulting
Company, Ltd. 488,905
9,900 Hangzhou Tigermed Consulting
Company, Ltd.
a,b
229,593
5,695 Kweichow Moutai Company, Ltd. 1,740,384
164,000 LONGi Green Energy Technology
Company, Ltd. 2,315,510
161,525 Midea Group Company, Ltd. 2,432,632
273,300 NARI Technology Company, Ltd. 1,112,384
166,000 Ping An Insurance Company of
China, Ltd. 2,020,156
87,682 Shanghai International Airport
Company, Ltd. 1,015,265
71,600 Shenzhou International Group
Holdings, Ltd. 1,403,235
Total 16,743,621
Hong Kong (3.6%)
142,000 AIA Group, Ltd. 1,730,429
36,130 Hong Kong Exchanges & Clearing,
Ltd. 1,981,793
Total 3,712,222
India (11.1%)
30,407 Hindustan Unilever, Ltd. 998,233
82,952 Housing Development Finance
Corporation 2,906,303
394,672 ITC, Ltd. 1,130,274
66,878 Kotak Mahindra Bank, Ltd.
a
1,827,820
99,725 SBI Life Insurance Company, Ltd.
a,b
1,234,842
55,730 Tata Consultancy Services, Ltd. 2,188,246
Shares Common Stock (89.9%) Value
India (11.1%) - continued
16,447 Ultra Tech Cement, Ltd. $ 1,192,454
Total 11,478,172
Indonesia (2.3%)
566,100 Bank Central Asia Tbk PT 1,364,601
3,314,800 Bank Rakyat Indonesia Persero
Tbk PT 985,501
Total 2,350,102
Luxembourg (0.5%)
24,926 Allegro.eu SA
a,b
565,150
Total 565,150
Mexico (3.3%)
15,880 Fomento Economico Mexicano SAB
de CV ADR 1,203,228
43,810 Grupo Aeroportuario del Sureste,
SAB de CV
a
726,053
260,873 Grupo Financiero Banorte SAB de
CV ADR
a
1,437,460
Total 3,366,741
Netherlands (3.9%)
2,675 ASML Holding NV 1,295,166
16,356 Prosus NV 1,766,089
14,520 Yandex NV
a
1,010,302
Total 4,071,557
Philippines (1.5%)
1,297,100 Ayala Land, Inc. 1,105,264
260,636 Bank of the Philippine Islands 441,064
Total 1,546,328
Russian Federation (3.2%)
14,359 Lukoil ADR 976,599
72,065 NovaTek PJSC 1,236,236
301,798 Sberbank of Russia PJSC 1,106,987
Total 3,319,822
South Africa (2.0%)
10,225 Naspers, Ltd. 2,093,821
Total 2,093,821
South Korea (3.6%)
2,924 LG Chem, Ltd.
a
2,223,459
2,630 Samsung SDI Company, Ltd. 1,524,211
Total 3,747,670
Taiwan (8.9%)
486,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 9,203,332
Total 9,203,332
United Kingdom (1.0%)
43,400 Mondi plc 1,018,190
Total 1,018,190

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (89.9%) Value
United States (1.6%)
960 Mercadolibre, Inc.
a
$ 1,608,211
Total 1,608,211
Total Common Stock
(cost $55,218,547) 92,891,859
Shares Preferred Stock ( 9.5% )
South Korea (9.5%)
145,219 Samsung Electronics Company,
Ltd. 9,851,216
Total 9,851,216
Total Preferred Stock
(cost $2,352,699) 9,851,216
Shares Short-Term Investments ( 1.1% )
Thrivent Core Short-Term Reserve
Fund
109,341 0.240% 1,093,405
Total Short-Term Investments
(cost $1,093,405) 1,093,405
Total Investments (cost
$58,664,651) 100.5% $103,836,480
Other Assets and Liabilities,
Net (0.5%) (505,181)
Total Net Assets 100.0% $103,331,299
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $4,884,585 or
4.7% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 46,671,661
Gross unrealized depreciation (1,802,501)
Net unrealized appreciation (depreciation) $ 44,869,160
Cost for federal income tax purposes $ 58,967,320

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,943,115 2,042,465 8,900,650 –
Consumer Discretionary 16,767,950 2,714,710 14,053,240 –
Consumer Staples 6,030,747 1,203,228 4,827,519 –
Energy 4,559,048 – 4,559,048 –
Financials 22,298,477 1,782,793 20,515,684 –
Health Care 2,614,870 – 2,614,870 –
Industrials 4,111,102 – 4,111,102 –
Information Technology 14,210,955 – 14,210,955 –
Materials 6,822,437 2,388,334 4,434,103 –
Real Estate 1,105,264 – 1,105,264 –
Utilities 3,427,894 – 3,427,894 –
Preferred Stock
Information Technology 9,851,216 – 9,851,216 –
Subtotal Investments in Securities $102,743,075 $10,131,530 $92,611,545 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,093,405
Subtotal Other Investments $1,093,405
Total Investments at Value $103,836,480
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $733 $19,657 $19,297 $1,093 109 1.1%
Total Affiliated Short-Term Investments 733 1,093 1.1
Total Value $733 $1,093
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $0 $– $ – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Total Value $0 $– $–

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Biotechnology (18.3%)
20,110 Acceleron Pharma, Inc.
a
$ 2,572,873
11,296 Agios Pharmaceuticals, Inc.
a
489,456
13,869 Alexion Pharmaceuticals, Inc.
a
2,166,893
13,409 Allakos, Inc.
a
1,877,260
3,911 Allogene Therapeutics, Inc.
a
98,714
16,711 Alnylam Pharmaceuticals, Inc.
a
2,171,929
29,259 Amgen, Inc. 6,727,229
2,885 Annexon, Inc.
a
72,212
19,798 Arcutis Biotherapeutics, Inc.
a
556,918
7,817 Arena Pharmaceuticals, Inc.
a
600,580
10,449 Atreca, Inc.
a
168,751
5,747 Biogen, Inc.
a
1,407,210
18,437 BioMarin Pharmaceutical, Inc.
a
1,616,741
5,278 Blueprint Medicines Corporation
a
591,928
6,700 Cerevel Therapeutics Holdings
a
111,086
2,233 Cerevel Therapeutics Holdings,
Warrants (Expires 6/9/2027)
a
12,616
4,907 ChemoCentryx, Inc.
a
303,841
8,595 Cytokinetics, Inc.
a
178,604
7,651 Dicerna Pharmaceuticals, Inc.
a
168,552
4,628 Eidos Therapeutics, Inc.
a
608,952
3,080 FibroGen, Inc.
a
114,237
3,324 Galapagos NV ADR
a
329,010
7,730 Genmab AS
a
3,134,468
25,799 Genmab AS ADR
a
1,048,987
41,345 Gilead Sciences, Inc. 2,408,760
3,620 Global Blood Therapeutics, Inc.
a
156,782
15,038 Halozyme Therapeutics, Inc.
a
642,273
16,088 Immunovant, Inc.
a
743,105
12,716 Incyte Corporation
a
1,106,038
7,225 Intellia Therapeutics, Inc.
a
393,040
16,200 Iovance Biotherapeutics, Inc.
a
751,680
4,670 Kodiak Sciences, Inc.
a
686,070
2,683 Krystal Biotech, Inc.
a
160,980
30,019 Mersana Therapeutics, Inc.
a
798,806
5,724 Mirati Therapeutics, Inc.
a
1,257,219
11,395 Molecular Templates, Inc.
a
106,999
9,705 Neurocrine Biosciences, Inc.
a
930,224
41,606 PPD, Inc.
a
1,423,757
11,100 Prothena Corporation plc
a
133,311
4,421 RAPT Therapeutics, Inc.
a
87,315
5,995 Regeneron Pharmaceuticals, Inc.
a
2,896,244
5,806 Relay Therapeutics, Inc.
a
241,297
4,632 Sarepta Therapeutics, Inc.
a
789,710
34,429 Seagen, Inc.
a
6,029,895
12,585 Seres Therapeutics, Inc.
a
308,332
4,532 Stoke Therapeutics, Inc.
a
280,667
7,235 Taysha Gene Therapies, Inc.
a
192,017
5,383 TCR2 Therapeutics, Inc.
a
166,496
9,254 Vertex Pharmaceuticals, Inc.
a
2,187,090
Total 52,007,154
Financials (0.8%)
8,560 ARYA Sciences Acquisition
Corporation III
a
92,876
5,120 BCTG Acquisition Corporation
a
58,573
11,207 Deerfield Healthcare Technology
Acquisitions Corporation
a
174,829
2,241 Deerfield Healthcare Technology
Acquisitions, Warrants (Expires
7/16/2025)
a
9,188
1,571 FS Development Corporation
a
17,281
19,371 GoHealth, Inc.
a
264,608
47,585 Health Assurance Acquisition
Corporation
a
524,387
Shares Common Stock (97.7%) Value
Financials (0.8%) - continued
7,296 Health Sciences Acquisitions
Corporation 2
a
$ 93,462
6,199 Helix Acquisition Corporation
a
67,135
19,084 Longview Acquisition Corporation
a
377,672
6,361 Longview Acquisition Corporation,
Warrants (Expires 6/29/2025)
a
41,919
22,420 MedTech Acquisition Corporation
a
235,410
6,440 Panacea Acquisition Corporation
a
75,348
2,146 Panacea Acquisition Corporation,
Warrants (Expires 7/7/2027)
a
6,867
5,200 Selectquote, Inc.
a
107,900
14,300 Therapeutics Acquisition
Corporation
a
199,485
Total 2,346,940
Health Care Distributors (0.7%)
7,353 AmerisourceBergen Corporation 718,829
13,215 Cardinal Health, Inc. 707,796
3,196 McKesson Corporation 555,848
Total 1,982,473
Health Care Equipment (28.8%)
125,486 Abbott Laboratories 13,739,462
5,667 ABIOMED, Inc.
a
1,837,241
73,568 Avantor, Inc.
a
2,070,939
50,350 Baxter International, Inc. 4,040,084
16,558 Becton, Dickinson and Company 4,143,143
193,878 Boston Scientific Corporation
a
6,969,914
83,367 Edwards Lifesciences Corporation
a
7,605,572
19,666 Envista Holdings Corporation
a
663,334
7,307 Intuitive Surgical, Inc.
a
5,977,857
12,952 Masimo Corporation
a
3,476,058
76,631 Medtronic plc 8,976,555
7,620 Nevro Corporation
a
1,319,022
13,332 ResMed, Inc. 2,833,850
2,358 SI-BONE, Inc.
a
70,504
5,081 Silk Road Medical, Inc.
a
320,001
1,435 Straumann Holding AG 1,680,990
31,660 Stryker Corporation 7,757,966
10,242 Teleflex, Inc. 4,215,300
28,140 Zimmer Biomet Holdings, Inc. 4,336,093
Total 82,033,885
Health Care Facilities (0.6%)
20,769 Encompass Health Corporation 1,717,389
Total 1,717,389
Health Care Services (5.8%)
9,708 Amedisys, Inc.
a
2,847,648
39,193 Cigna Holding Company 8,159,199
10,573 LHC Group, Inc.
a
2,255,432
6,684 Quest Diagnostics, Inc. 796,532
11,528 Teladoc Health, Inc.
a
2,305,139
Total 16,363,950
Health Care Supplies (1.4%)
61,171 Alcon, Inc.
a
4,036,063
Total 4,036,063

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Health Care Technology (<0.1%)
2,346 Oak Street Health, Inc.
a
$ 143,481
Total 143,481
Life Sciences Tools & Services (6.6%)
7,216 Agilent Technologies, Inc. 855,024
7,622 Illumina, Inc.
a
2,820,140
19,788 IQVIA Holding, Inc.
a
3,545,416
19,764 Thermo Fisher Scientific, Inc. 9,205,676
123,772 WuXi AppTec Company, Ltd.
b
2,428,063
Total 18,854,319
Managed Health Care (14.1%)
21,393 Anthem, Inc. 6,869,078
51,927 Centene Corporation
a
3,117,178
18,826 Humana, Inc. 7,723,743
63,677 UnitedHealth Group, Inc. 22,330,250
Total 40,040,249
Pharmaceuticals (20.6%)
12,086 Apellis Pharmaceuticals, Inc.
a
691,319
86,569 Bristol-Myers Squibb Company 5,369,875
12,700 Eisai Company, Ltd. 908,218
46,860 Eli Lilly and Company 7,911,842
6,233 Forma Therapeutics Holdings,
Inc.
a
217,532
472,505 Hansoh Pharmaceutical Group
Company, Ltd.
a,b
2,289,878
182,000 Hua Medicine
a,b
135,929
79,169 Johnson & Johnson 12,459,617
55,007 Merck & Company, Inc. 4,499,573
12,896 Merck KGaA 2,211,837
12,798 Nektar Therapeutics
a
217,566
171,925 Pfizer, Inc. 6,328,559
6,560 Roche Holding AG 2,284,839
8,198 Royalty Pharma PLC 410,310
36,364 Sanofi 3,524,487
28,875 Sanofi ADR 1,403,036
21,332 Viatris, Inc.
a
399,762
187,500 Wuxi Biologics (Cayman), Inc.
a,b
2,486,502
28,821 Zoetis, Inc. 4,769,875
Total 58,520,556
Total Common Stock
(cost $184,552,103) 278,046,459
Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
642,272 0.240% 6,422,719
Total Short-Term Investments
(cost $6,420,214) 6,422,719
Total Investments (cost
$190,972,317) 100.0% $284,469,178
Other Assets and Liabilities, Net
<0.1% 24,542
Total Net Assets 100.0% $284,493,720
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2020, the value of these investments was $7,340,372 or
2.6% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 93,755,903
Gross unrealized depreciation (991,147)
Net unrealized appreciation (depreciation) $ 92,764,756
Cost for federal income tax purposes $ 191,704,422

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 52,007,154 48,872,686 3,134,468 –
Financials 2,346,940 2,340,073 6,867 –
Health Care Distributors 1,982,473 1,982,473 – –
Health Care Equipment 82,033,885 80,352,895 1,680,990 –
Health Care Facilities 1,717,389 1,717,389 – –
Health Care Services 16,363,950 16,363,950 – –
Health Care Supplies 4,036,063 4,036,063 – –
Health Care Technology 143,481 143,481 – –
Life Sciences Tools & Services 18,854,319 16,426,256 2,428,063 –
Managed Health Care 40,040,249 40,040,249 – –
Pharmaceuticals 58,520,556 44,678,866 13,841,690 –
Subtotal Investments in Securities $278,046,459 $256,954,381 $21,092,078 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,422,719
Subtotal Other Investments $6,422,719
Total Investments at Value $284,469,178
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts (93,907)
Total Foreign Exchange Contracts (93,907)
Total ($93,907)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts 138,339
Total Foreign Exchange Contracts 138,339
Total $138,339
The following table presents Partner Healthcare Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Purchased $50,900
Contracts Sold (147,437)

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $305 $46,579 $40,460 $6,423 642 2.3%
Total Affiliated Short-Term Investments 305 6,423 2.3
Total Value $305 $6,423
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(4) $3 $ – $26
Total Income/Non Income Cash from Affiliated
Investments $26
Total Value $(4) $3 $–

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.5% ) Value
Diversified REITs (5.6%)
9,554 American Assets Trust, Inc. $ 275,919
28,612 Apartment Income REIT
Corporation
a
1,098,987
42,667 Cousins Properties, Inc. 1,429,344
90,470 Duke Realty Corporation 3,616,086
23,174 Spirit Realty Capital, Inc. 930,900
47,706 Store Capital Corporation 1,621,050
8,384 WP Carey, Inc. 591,743
Total 9,564,029
Health Care REITs (9.5%)
29,462 Healthcare Realty Trust, Inc. 872,075
57,925 Healthcare Trust of America, Inc. 1,595,254
124,303 Healthpeak Properties, Inc. 3,757,680
55,806 Medical Properties Trust, Inc. 1,216,013
18,830 Omega Healthcare Investors, Inc. 683,906
33,276 Physicians Realty Trust 592,313
10,245 Sabra Health Care REIT, Inc. 177,956
53,598 Ventas, Inc. 2,628,446
73,970 Welltower, Inc. 4,779,941
Total 16,303,584
Hotel & Resort REITs (3.2%)
16,995 Apple Hospitality REIT, Inc. 219,405
118,551 Host Hotels & Resorts, Inc. 1,734,401
51,182 MGM Growth Properties LLC 1,601,997
31,347 Park Hotels & Resorts, Inc. 537,601
34,634 RLJ Lodging Trust 490,071
4,802 Ryman Hospitality Properties 325,384
48,357 Sunstone Hotel Investors, Inc. 547,885
Total 5,456,744
Industrial REITs (15.4%)
55,192 Americold Realty Trust 2,060,317
4,751 EastGroup Properties, Inc. 655,923
37,696 First Industrial Realty Trust, Inc. 1,588,133
147,681 Prologis, Inc. 14,717,888
55,914 Rexford Industrial Realty, Inc. 2,745,937
11,003 SBA Communications Corporation 3,104,276
25,933 STAG Industrial, Inc. 812,222
10,945 Terreno Realty Corporation 640,392
Total 26,325,088
Office REITs (8.9%)
31,273 Alexandria Real Estate Equities,
Inc. 5,573,474
27,583 Boston Properties, Inc. 2,607,421
16,946 Corporate Office Properties Trust 441,952
33,690 Douglas Emmett, Inc. 983,074
25,312 Highwoods Properties, Inc. 1,003,115
47,372 Hudson Pacific Properties, Inc. 1,137,876
19,026 JBG SMITH Properties 594,943
26,791 Kilroy Realty Corporation 1,537,803
14,041 SL Green Realty Corporation 836,563
14,954 Vornado Realty Trust 558,382
Total 15,274,603
Real Estate Operating Companies (0.3%)
21,837 Essential Properties Realty Trust,
Inc. 462,944
Total 462,944
Shares Common Stock (99.5%) Value
Residential REITs (19.4%)
21,262 American Campus Communities,
Inc. $ 909,376
101,611 American Homes 4 Rent 3,048,330
23,479 AvalonBay Communities, Inc. 3,766,736
23,831 Camden Property Trust 2,381,194
58,530 Equity Lifestyle Properties, Inc. 3,708,461
43,066 Equity Residential 2,552,952
11,285 Essex Property Trust, Inc. 2,679,285
174,246 Invitation Homes, Inc. 5,175,106
20,305 Mid-America Apartment
Communities, Inc. 2,572,440
25,516 Sun Communities, Inc. 3,877,156
62,324 UDR, Inc. 2,395,111
Total 33,066,147
Retail REITs (8.5%)
17,397 Agree Realty Corporation 1,158,292
58,291 Brixmor Property Group, Inc. 964,716
6,356 Federal Realty Investment Trust 541,023
48,387 Kimco Realty Corporation 726,289
22,171 National Retail Properties, Inc. 907,237
7,373 NetSTREIT Corporation 143,700
29,469 Realty Income Corporation 1,832,088
38,507 Regency Centers Corporation 1,755,534
45,649 Simon Property Group, Inc. 3,892,947
16,990 SITE Centers Corporation 171,939
25,301 Urban Edge Properties 327,395
33,584 VEREIT, Inc. 1,269,139
35,142 Weingarten Realty Investors 761,527
Total 14,451,826
Specialized REITs (28.7%)
32,136 American Tower Corporation 7,213,247
6,880 CoreSite Realty Corporation 861,926
24,643 Crown Castle International
Corporation 3,922,919
49,186 CubeSmart 1,653,141
28,145 CyrusOne, Inc. 2,058,807
31,518 Digital Realty Trust, Inc. 4,397,076
17,224 Equinix, Inc. 12,301,036
28,782 Extra Space Storage, Inc. 3,334,683
13,973 Four Corners Property Trust, Inc. 415,976
32,244 Gaming and Leisure Properties,
Inc. 1,367,146
8,506 GDS Holdings, Ltd. ADR
a
796,502
13,306 Life Storage, Inc. 1,588,603
9,965 National Storage Affiliates Trust 359,039
14,704 Public Storage, Inc. 3,395,595
19,694 QTS Realty Trust, Inc. 1,218,665
105,245 VICI Properties, Inc. 2,683,747
39,757 Weyerhaeuser Company 1,333,052
Total 48,901,160
Total Common Stock
(cost $122,660,676) 169,806,125

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 0.2% ) Value
Thrivent Core Short-Term Reserve
Fund
33,840 0.240% $ 338,396
Total Short-Term Investments
(cost $338,396) 338,396
Total Investments (cost
$122,999,072) 99.7% $170,144,521
Other Assets and Liabilities, Net
0.3% 452,327
Total Net Assets 100.0% $170,596,848
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 52,395,599
Gross unrealized depreciation (6,114,594)
Net unrealized appreciation (depreciation) $ 46,281,005
Cost for federal income tax purposes $ 123,863,516

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 9,564,029 9,564,029 – –
Health Care REITs 16,303,584 16,303,584 – –
Hotel & Resort REITs 5,456,744 5,456,744 – –
Industrial REITs 26,325,088 26,325,088 – –
Office REITs 15,274,603 15,274,603 – –
Real Estate Operating Companies 462,944 462,944 – –
Residential REITs 33,066,147 33,066,147 – –
Retail REITs 14,451,826 14,451,826 – –
Specialized REITs 48,901,160 48,901,160 – –
Subtotal Investments in Securities $169,806,125 $169,806,125 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 338,396
Subtotal Other Investments $338,396
Total Investments at Value $170,144,521
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1,173 $16,421 $17,257 $338 34 0.2%
Total Affiliated Short-Term Investments 1,173 338 0.2
Total Value $1,173 $338
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1 $– $ – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Total Value $1 $– $–

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.7% ) Value
Communications Services (0.1%)
13,525 ORBCOMM, Inc.
a
$ 100,356
Total 100,356
Consumer Discretionary (10.9%)
3,021 Bright Horizons Family Solutions,
Inc.
a
522,603
17,247 Cooper-Standard Holdings, Inc.
a
597,954
58,717 Duluth Holdings, Inc.
a,b
620,052
2,025 Etsy, Inc.
a
360,268
4,137 Five Below, Inc.
a
723,892
2,093 Lithia Motors, Inc. 612,558
7,607 Ollie's Bargain Outlet Holdings,
Inc.
a
622,024
12,718 Planet Fitness, Inc.
a
987,298
15,491 Playa Hotels and Resorts NV
a
92,171
18,173 Red Rock Resorts, Inc. 455,052
16,903 Skyline Corporation
a
522,979
8,678 Texas Roadhouse, Inc. 678,272
7,187 Wingstop, Inc. 952,637
Total 7,747,760
Consumer Staples (3.6%)
2,901 Casey's General Stores, Inc. 518,177
2,807 Celsius Holdings, Inc.
a
141,220
32,522 e.l.f. Beauty, Inc.
a
819,229
23,457 Turning Point Brands, Inc. 1,045,244
Total 2,523,870
Energy (0.2%)
19,434 Nine Energy Service, Inc.
a
52,860
10,386 Talos Energy, Inc.
a
85,581
Total 138,441
Financials (6.6%)
9,894 Ameris Bancorp 376,664
7,881 Assured Guaranty, Ltd. 248,173
8,298 Essent Group, Ltd. 358,474
62,416 Everi Holdings, Inc.
a
861,965
6,771 Hamilton Lane, Inc. 528,476
3,648 Kemper Corporation 280,276
2,249 Kinsale Capital Group, Inc. 450,092
8,817 Prosight Global, Inc.
a
113,122
11,048 Seacoast Banking Corporation of
Florida
a
325,364
2,419 TMX Group, Ltd. 241,615
14,865 Western Alliance Bancorp 891,157
Total 4,675,378
Health Care (21.9%)
15,817 ACADIA Pharmaceuticals, Inc.
a
845,577
6,405 Agios Pharmaceuticals, Inc.
a
277,529
53,951 Ardelyx, Inc.
a
349,063
3,181 Arena Pharmaceuticals, Inc.
a
244,396
1,538 Argenx SE ADR
a
452,310
13,557 Axonics Modulation Technologies,
Inc.
a,b
676,765
4,354 Biohaven Pharmaceutical Holding
Company, Ltd.
a
373,181
1,845 Bio-Techne Corporation 585,880
8,778 Catalent, Inc.
a
913,527
2,305 Global Blood Therapeutics, Inc.
a
99,830
7,263 Guardant Health, Inc.
a
936,055
12,784 Halozyme Therapeutics, Inc.
a
546,005
Shares Common Stock (96.7%) Value
Health Care (21.9%) - continued
5,690 Inspire Medical Systems, Inc.
a
$ 1,070,232
7,970 LHC Group, Inc.
a
1,700,160
2,249 Ligand Pharmaceuticals, Inc.
a,b
223,663
1,140 Mesa Laboratories, Inc. 326,770
11,009 Natera, Inc.
a
1,095,616
4,784 Nevro Corporation
a
828,110
11,977 Optinose, Inc.
a
49,585
7,240 Pulmonx Corporation
a
499,705
4,262 Repligen Corporation
a
816,727
1,142 Sage Therapeutics, Inc.
a
98,794
15,545 Silk Road Medical, Inc.
a
979,024
14,772 Tactile Systems Technology, Inc.
a
663,854
1,044 Teleflex, Inc. 429,679
7,193 Travere Therapeutics, Inc.
a
196,045
4,559 Zymeworks, Inc.
a
215,458
Total 15,493,540
Industrials (20.3%)
14,126 Aerojet Rocketdyne Holdings, Inc.
a
746,559
19,273 Altra Industrial Motion Corporation 1,068,302
9,833 ASGN, Inc.
a
821,351
9,557 Chart Industries, Inc.
a
1,125,719
8,075 Forward Air Corporation 620,483
6,089 Lincoln Electric Holdings, Inc. 707,846
9,782 Mercury Systems, Inc.
a
861,403
39,972 Meritor, Inc.
a
1,115,619
9,980 Middleby Corporation
a,b
1,286,621
7,326 Regal-Beloit Corporation 899,706
17,918 Ritchie Brothers Auctioneers, Inc. 1,246,197
17,665 Rush Enterprises, Inc. 731,684
3,842 Saia, Inc.
a
694,634
3,869 Simpson Manufacturing Company,
Inc. 361,558
41,116 Summit Materials, Inc.
a
825,609
6,924 Trex Company, Inc.
a
579,677
16,051 Willdan Group, Inc.
a
669,327
Total 14,362,295
Information Technology (28.7%)
12,734 Anaplan, Inc.
a
914,938
8,230 Avalara, Inc.
a
1,357,045
6,974 Bandwidth, Inc.
a
1,071,695
11,178 BigCommerce Holdings, Inc.
a,b
717,069
7,501 Blackline, Inc.
a
1,000,483
6,238 Cognex Corporation 500,818
1,762 Coupa Software, Inc.
a
597,159
9,443 Descartes Systems Group, Inc.
a
552,227
9,159 Dolby Laboratories, Inc. 889,614
10,802 Endava plc ADR
a
829,054
5,864 Euronet Worldwide, Inc.
a
849,811
11,513 Eventbrite, Inc.
a,b
208,385
8,310 Five9, Inc.
a
1,449,264
1,204 Guidewire Software, Inc.
a
154,991
10,038 Health Catalyst, Inc.
a,b
436,954
17,166 Lattice Semiconductor
Corporation
a
786,546
8,341 Lumentum Holdings, Inc.
a
790,727
29,311 Medallia, Inc.
a,b
973,711
5,915 MKS Instruments, Inc. 889,912
3,158 Monolithic Power Systems, Inc. 1,156,554
6,363 Nova Measuring Instruments, Ltd.
a
449,228
3,305 Novanta, Inc.
a
390,717
1,053 Proofpoint, Inc.
a
143,640
6,376 Q2 Holdings, Inc.
a
806,755

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.7%) Value
Information Technology (28.7%) - continued
5,248 Rogers Corporation
a
$ 814,962
12,471 SailPoint Technologies Holdings,
Inc.
a
663,956
2,822 Sierra Wireless Inc.
a
41,229
9,333 Workiva, Inc.
a
855,089
Total 20,292,533
Materials (1.7%)
6,207 Innospec, Inc. 563,161
2,654 Quaker Chemical Corporation 672,497
Total 1,235,658
Real Estate (2.7%)
33,035 Cushman and Wakefield plc
a
489,909
4,648 FirstService Corporation 635,661
6,870 NexPoint Residential Trust, Inc. 290,670
9,402 Rexford Industrial Realty, Inc. 461,732
Total 1,877,972
Total Common Stock
(cost $48,807,804) 68,447,803
Shares
Collateral Held for Securities
Loaned ( 5.7% ) Value
3,990,806 Thrivent Cash Management Trust 3,990,806
Total Collateral Held for
Securities Loaned
(cost $3,990,806) 3,990,806
Shares
Registered Investment
Companies ( 1.1% ) Value
Unaffiliated  (1.1%)
2,324 SPDR S&P Biotech ETF
b
327,173
8,809 SPDR S&P Regional Banking ETF 457,627
Total 784,800
Total Registered Investment
Companies (cost $702,403) 784,800
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
186,470 0.240% 1,864,700
Total Short-Term Investments
(cost $1,864,126) 1,864,700
Total Investments (cost
$55,365,139) 106.1% $75,088,109
Other Assets and Liabilities, Net
(6.1%) (4,301,611)
Total Net Assets 100.0% $70,786,498
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 3,890,621
Total lending $3,890,621
Gross amount payable upon return of
collateral for securities loaned $3,990,806
Net amounts due to counterparty
$100,185
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 20,449,349
Gross unrealized depreciation (815,770)
Net unrealized appreciation (depreciation) $ 19,633,579
Cost for federal income tax purposes $ 55,454,530

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 100,356 100,356 – –
Consumer Discretionary 7,747,760 7,747,760 – –
Consumer Staples 2,523,870 2,523,870 – –
Energy 138,441 138,441 – –
Financials 4,675,378 4,433,763 241,615 –
Health Care 15,493,540 15,493,540 – –
Industrials 14,362,295 14,362,295 – –
Information Technology 20,292,533 20,292,533 – –
Materials 1,235,658 1,235,658 – –
Real Estate 1,877,972 1,877,972 – –
Registered Investment Companies
Unaffiliated 784,800 784,800 – –
Subtotal Investments in Securities $69,232,603 $68,990,988 $241,615 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,864,700
Collateral Held for Securities Loaned 3,990,806
Subtotal Other Investments $5,855,506
Total Investments at Value $75,088,109
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1,003 $29,201 $28,339 $1,865 186 2.6%
Total Affiliated Short-Term Investments 1,003 1,865 2.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,532 19,940 17,481 3,991 3,991 5.7
Total Collateral Held for Securities Loaned 1,532 3,991 5.7
Total Value $2,535 $5,856
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(1) $1 $ – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $(1) $1 $0

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Communications Services (2.2%)
24,629 AMC Networks, Inc.
a,b
$ 880,979
9,080 ATN International, Inc. 379,181
41,950 Cincinnati Bell, Inc.
b
640,996
34,809 Cogent Communications Holdings 2,084,015
60,579 Consolidated Communications
Holdings, Inc.
b
296,231
47,312 E.W. Scripps Company 723,400
108,483 Gannett Company, Inc.
b
364,503
97,097 Iridium Communications, Inc.
b
3,818,340
33,509 Meredith Corporation 643,373
40,278 QuinStreet, Inc.
b
863,560
24,812 Scholastic Corporation 620,300
41,264 Shenandoah Telecommunications
Company 1,784,668
14,512 Spok Holdings, Inc. 161,519
193,219 Vonage Holdings Corporation
b
2,487,695
Total 15,748,760
Consumer Discretionary (14.8%)
27,788 Aaron's Company, Inc.
b
526,860
51,643 Abercrombie & Fitch Company 1,051,451
93,759 American Axle & Manufacturing
Holdings, Inc.
b
781,950
12,269 American Public Education, Inc.
b
373,959
5,082 America's Car-Mart, Inc.
b
558,207
15,964 Asbury Automotive Group, Inc.
b
2,326,593
25,002 Barnes & Noble Education, Inc.
b
116,259
104,300 Bed Bath & Beyond, Inc.
a
1,852,368
29,570 Big Lots, Inc. 1,269,440
18,474 BJ's Restaurants, Inc.
b
711,064
65,964 Bloomin' Brands, Inc. 1,281,021
23,894 Boot Barn Holdings, Inc.
b
1,036,044
37,487 Brinker International, Inc. 2,120,640
23,720 Buckle, Inc. 692,624
31,381 Caleres, Inc. 491,113
77,955 Callaway Golf Company 1,871,700
124,694 Capri Holdings, Ltd.
b
5,237,148
16,296 Cato Corporation 156,279
7,073 Cavco Industries, Inc.
b
1,240,958
24,017 Century Communities, Inc.
b
1,051,464
34,713 Cheesecake Factory, Inc.
a
1,286,464
99,413 Chico's FAS, Inc. 158,067
12,074 Children's Place, Inc.
a,b
604,907
16,327 Chuy's Holdings, Inc.
b
432,502
15,916 Conn's, Inc.
b
186,058
41,713 Cooper Tire & Rubber Company 1,689,376
13,986 Cooper-Standard Holdings, Inc.
b
484,895
37,183 Core-Mark Holding Company, Inc. 1,092,065
55,869 Crocs, Inc.
b
3,500,751
39,278 Dave & Buster's Entertainment,
Inc. 1,179,126
48,738 Designer Brands, Inc. 372,846
13,590 Dine Brands Global, Inc. 788,220
23,785 Dorman Products, Inc.
b
2,065,014
15,687 El Pollo Loco Holdings, Inc.
b
283,935
18,073 Ethan Allen Interiors, Inc. 365,255
14,421 Fiesta Restaurant Group, Inc.
b
164,399
38,708 Fossil, Inc.
b
335,598
18,629 Foundation Building Materials,
Inc.
b
357,863
45,306 GameStop Corporation
a,b
853,565
11,790 Genesco, Inc.
b
354,761
27,058 Gentherm, Inc.
b
1,764,723
36,025 G-III Apparel Group, Ltd.
b
855,233
14,249 Group 1 Automotive, Inc.
a
1,868,614
Shares Common Stock (99.0%) Value
Consumer Discretionary (14.8%) - continued
31,072 Guess ?, Inc.
a
$ 702,849
13,823 Haverty Furniture Companies, Inc. 382,482
13,739 Hibbett Sports, Inc.
b
634,467
18,747 Installed Building Products, Inc.
b
1,910,882
23,281 iRobot Corporation
a,b
1,869,231
38,829 Kontoor Brands, Inc. 1,574,904
38,195 La-Z-Boy, Inc. 1,521,689
20,821 LCI Industries 2,700,067
18,283 LGI Homes, Inc.
b
1,935,256
21,737 Liquidity Services, Inc.
b
345,836
23,901 Lumber Liquidators Holdings, Inc.
b
734,717
42,417 M.D.C. Holdings, Inc. 2,061,466
23,794 M/I Homes, Inc.
b
1,053,836
256,843 Macy's, Inc.
a
2,889,484
19,183 Marcus Corporation 258,587
18,270 MarineMax, Inc.
b
639,998
31,132 Meritage Homes Corporation
b
2,578,352
61,127 Michaels Companies, Inc.
a,b
795,262
10,582 Monarch Casino & Resort, Inc.
b
647,830
27,569 Monro, Inc. 1,469,428
15,772 Motorcar Parts of America, Inc.
b
309,447
13,728 Movado Group, Inc.
b
228,159
43,600 Office Depot, Inc. 1,277,480
13,969 Oxford Industries, Inc. 915,109
57,322 Perdoceo Education Corporation
b
723,977
16,780 PetMed Express, Inc.
a
537,967
12,886 Red Robin Gourmet Burgers, Inc.
b
247,798
20,075 Regis Corporation
a,b
184,489
40,354 Rent-A-Center, Inc. 1,545,155
26,333 Ruth's Hospitality Group, Inc. 466,884
93,383 Sally Beauty Holdings, Inc.
b
1,217,714
29,506 Shake Shack, Inc.
a,b
2,501,519
7,132 Shoe Carnival, Inc. 279,432
18,289 Shutterstock, Inc. 1,311,321
43,322 Signet Jewelers, Ltd. 1,181,391
22,975 Sleep Number Corporation
b
1,880,733
19,631 Sonic Automotive, Inc. 757,168
15,094 Stamps.com, Inc.
b
2,961,292
16,721 Standard Motor Products, Inc. 676,532
64,040 Steven Madden, Ltd. 2,261,893
14,482 Sturm, Ruger & Company, Inc. 942,344
19,537 TechTarget, Inc.
b
1,154,832
40,703 Tupperware Brands Corporation
b
1,318,370
12,390 Unifi, Inc.
b
219,799
11,381 Universal Electronics, Inc.
b
597,047
18,279 Vera Bradley, Inc.
b
145,501
48,203 Vista Outdoor, Inc.
b
1,145,303
27,943 Winnebago Industries, Inc. 1,674,903
67,933 Wolverine World Wide, Inc. 2,122,906
61,989 YETI Holdings, Inc.
b
4,244,387
17,291 Zumiez, Inc.
b
635,963
Total 108,164,817
Consumer Staples (3.6%)
25,386 Andersons, Inc. 622,211
53,205 B&G Foods, Inc. 1,475,375
13,731 Calavo Growers, Inc.
a
953,343
30,937 Cal-Maine Foods, Inc.
b
1,161,375
8,069 Central Garden & Pet Company
b
311,544
32,249 Central Garden & Pet Company,
Class A
b
1,171,606
26,886 Chefs' Warehouse, Inc.
b
690,701
3,842 Coca-Cola Consolidated, Inc. 1,023,009
25,092 Fresh Del Monte Produce, Inc. 603,964
14,619 Inter Parfums, Inc. 884,303

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Consumer Staples (3.6%) - continued
12,394 J & J Snack Foods Corporation $ 1,925,656
7,302 John B. Sanfilippo & Son, Inc. 575,836
9,742 Medifast, Inc. 1,912,744
10,921 MGP Ingredients, Inc.
a
513,942
9,650 National Beverage Corporation
a
819,285
19,294 PriceSmart, Inc. 1,757,491
5,545 Seneca Foods Corporation
b
221,246
69,703 Simply Good Foods Company
b
2,185,886
29,712 SpartanNash Company 517,286
46,392 United Natural Foods, Inc.
a,b
740,880
20,306 Universal Corporation 987,075
9,932 USANA Health Sciences, Inc.
b
765,757
105,314 Vector Group, Ltd. 1,226,908
11,311 WD-40 Company 3,005,107
Total 26,052,530
Energy (3.2%)
106,332 Archrock, Inc. 920,835
15,375 Bonanza Creek Energy, Inc.
b
297,199
19,182 Bristow Group, Inc.
b
504,870
32,905 Callon Petroleum Company
a,b
433,030
24,751 CONSOL Energy, Inc.
b
178,455
36,830 Core Laboratories NV
a
976,363
27,797 Dorian LPG, Ltd.
b
338,845
29,072 Dril-Quip, Inc.
b
861,113
20,613 Exterran Corporation
b
91,110
27,789 Green Plains, Inc.
a,b
365,981
116,961 Helix Energy Solutions Group, Inc.
b
491,236
89,065 Helmerich & Payne, Inc. 2,062,745
7,460 Laredo Petroleum Holdings, Inc.
b
146,962
90,906 Matador Resources Company
b
1,096,326
21,880 Matrix Service Company
b
241,118
5,313 Nabors Industries, Ltd.
a
309,376
82,197 Oceaneering International, Inc.
b
653,466
50,606 Oil States International, Inc.
b
254,042
33,113 Par Pacific Holdings, Inc.
b
462,920
155,194 Patterson-UTI Energy, Inc. 816,320
79,546 PBF Energy, Inc. 564,777
82,473 PDC Energy, Inc.
b
1,693,171
12,584 Penn Virginia Corporation
b
127,728
66,823 ProPetro Holding Corporation
b
493,822
200,493 QEP Resources, Inc. 479,178
212,173 Range Resources Corporation
b
1,421,559
32,557 Renewable Energy Group, Inc.
b
2,305,687
4,365 REX American Resources
Corporation
b
320,697
48,162 RPC, Inc.
a,b
151,710
15,854 SEACOR Holdings, Inc.
b
657,148
88,264 SM Energy Company 540,176
534,591 Southwestern Energy Company
b
1,593,081
19,375 Talos Energy, Inc.
b
159,650
61,269 U.S. Silica Holdings, Inc. 430,108
42,368 Warrior Met Coal, Inc. 903,286
Total 23,344,090
Financials (16.2%)
15,587 Allegiance Bancshares, Inc. 531,984
37,917 Ambac Financial Group, Inc.
b
583,163
76,165 American Equity Investment Life
Holding Company 2,106,724
57,520 Ameris Bancorp 2,189,786
16,001 AMERISAFE, Inc. 918,937
106,837 Apollo Commercial Real Estate
Finance, Inc. 1,193,369
Shares Common Stock (99.0%) Value
Financials (16.2%) - continued
53,640 ARMOUR Residential REIT, Inc. $ 578,776
66,829 Assured Guaranty, Ltd. 2,104,445
42,520 Axos Financial, Inc.
b
1,595,776
36,659 Banc of California, Inc. 539,254
15,419 BancFirst Corporation 905,095
76,471 BankUnited, Inc. 2,659,661
29,100 Banner Corporation 1,355,769
42,075 Berkshire Hills Bancorp, Inc. 720,324
39,767 Blucora, Inc.
b
632,693
68,157 Boston Private Financial Holdings,
Inc. 575,927
49,592 BrightSphere Investment Group 956,134
65,438 Brookline Bancorp, Inc. 787,874
104,276 Cadence Bancorporation 1,712,212
106,841 Capitol Federal Financial, Inc. 1,335,513
79,860 Capstead Mortgage Corporation 463,987
23,345 Central Pacific Financial
Corporation 443,788
13,068 City Holding Company 908,879
59,270 Columbia Banking System, Inc. 2,127,793
44,318 Community Bank System, Inc. 2,761,455
24,040 Customers Bancorp, Inc.
b
437,047
105,432 CVB Financial Corporation 2,055,924
23,525 Dime Community Bancshares, Inc. 370,989
24,587 Donnelley Financial Solutions, Inc.
b
417,241
26,682 Eagle Bancorp, Inc. 1,101,967
21,436 eHealth, Inc.
b
1,513,596
24,021 Employers Holdings, Inc. 773,236
25,945 Encore Capital Group, Inc.
a,b
1,010,558
29,522 Enova International, Inc.
b
731,260
43,199 EZCORP, Inc.
b
206,923
25,785 FB Financial Corporation 895,513
180,634 First Bancorp/Puerto Rico 1,665,446
23,698 First Bancorp/Southern Pines NC 801,703
79,572 First Commonwealth Financial
Corporation 870,518
81,132 First Financial Bancorp 1,422,244
108,257 First Hawaiian, Inc. 2,552,700
94,611 First Midwest Bancorp, Inc. 1,506,207
39,158 Flagstar Bancorp, Inc. 1,596,080
45,695 Granite Point Mortgage Trust, Inc. 456,493
45,537 Great Western Bancorp, Inc. 951,723
44,255 Green Dot Corporation
b
2,469,429
11,793 Greenhill & Company, Inc. 143,167
25,420 Hanmi Financial Corporation 288,263
5,098 HCI Group, Inc. 266,625
29,724 Heritage Financial Corporation 695,244
18,034 HomeStreet, Inc. 608,648
102,026 Hope Bancorp, Inc. 1,113,104
34,283 Horace Mann Educators
Corporation 1,441,257
27,286 Independent Bank Corporation 1,992,969
30,428 Independent Bank Group, Inc. 1,902,359
150,129 Invesco Mortgage Capital. Inc. 507,436
25,334 James River Group Holdings, Ltd. 1,245,166
22,546 KKR Real Estate Finance Trust,
Inc. 404,024
3,699 Megalith Financial Acquisition
Corporation
b
51,934
27,685 Meta Financial Group, Inc. 1,012,164
59,410 Mr. Cooper Group, Inc.
b
1,843,492
25,347 National Bank Holdings
Corporation 830,368
36,110 NBT Bancorp, Inc. 1,159,131
312,669 New York Mortgage Trust, Inc. 1,153,749

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Financials (16.2%) - continued
70,202 NMI Holdings, Inc.
b
$ 1,590,075
39,574 Northfield Bancorp, Inc. 487,947
105,784 Northwest Bancshares, Inc. 1,347,688
42,501 OFG Bancorp 787,969
136,893 Old National Bancorp 2,266,948
78,126 Pacific Premier Bancorp, Inc. 2,447,688
17,950 Palomar Holdings, Inc.
b
1,594,678
11,748 Park National Corporation
a
1,233,658
81,770 PennyMac Mortgage Investment
Trust 1,438,334
11,382 Piper Sandler Companies 1,148,444
37,728 PRA Group, Inc.
b
1,496,293
11,225 Preferred Bank 566,526
44,606 ProAssurance Corporation 793,541
60,344 Provident Financial Services, Inc. 1,083,778
33,813 Ready Capital Corporation 420,972
92,646 Redwood Trust, Inc. 813,432
46,514 Renasant Corporation 1,566,592
32,547 S&T Bancorp, Inc. 808,467
11,712 Safety Insurance Group, Inc. 912,365
45,665 Seacoast Banking Corporation of
Florida
b
1,344,834
38,825 ServisFirst Bancshares, Inc. 1,564,259
90,095 Simmons First National
Corporation 1,945,151
26,021 Southside Bancshares, Inc. 807,432
22,116 Stewart Information Services
Corporation 1,069,530
13,466 StoneX Group, Inc.
b
779,681
68,002 Third Point Reinsurance, Ltd.
b
647,379
10,019 Tompkins Financial Corporation 707,341
18,719 Triumph Bancorp, Inc.
b
908,807
27,094 Trupanion, Inc.
b
3,243,423
79,820 TrustCo Bank Corporation 532,399
71,701 United Community Banks, Inc. 2,039,176
17,798 United Fire Group, Inc. 446,730
17,116 United Insurance Holdings
Corporation 97,904
23,602 Universal Insurance Holdings, Inc. 356,626
41,106 Veritex Holdings, Inc. 1,054,780
5,923 Virtus Investment Partners, Inc. 1,285,291
51,741 Waddell & Reed Financial, Inc. 1,317,843
24,038 Walker & Dunlop, Inc. 2,211,977
22,240 Westamerica Bancorporation 1,229,650
92,363 WisdomTree Investments, Inc. 494,142
3,300 World Acceptance Corporation
a,b
337,326
Total 118,382,291
Health Care (11.9%)
12,431 Addus HomeCare Corporation
b
1,455,546
130,766 Allscripts Healthcare Solutions,
Inc.
b
1,888,261
38,929 AMN Healthcare Services, Inc.
b
2,656,904
30,277 Amphastar Pharmaceuticals, Inc.
b
608,871
31,404 AngioDynamics, Inc.
b
481,423
7,972 ANI Pharmaceuticals, Inc.
b
231,507
11,780 Anika Therapeutics, Inc.
b
533,163
28,359 Biotelemetry, Inc.
b
2,044,117
33,213 Cardiovascular Systems, Inc.
b
1,453,401
52,480 Coherus Biosciences, Inc.
a,b
912,102
93,073 Community Health Systems, Inc.
b
691,532
10,469 Computer Programs and Systems,
Inc. 280,988
23,675 CONMED Corporation 2,651,600
86,543 Corcept Therapeutics, Inc.
b
2,263,965
Shares Common Stock (99.0%) Value
Health Care (11.9%) - continued
7,555 CorVel Corporation
b
$ 800,830
82,033 Covetrus, Inc.
b
2,357,628
28,969 Cross Country Healthcare, Inc.
b
256,955
32,163 CryoLife, Inc.
b
759,368
14,617 Cutera, Inc.
b
352,416
58,586 Cytokinetics, Inc.
b
1,217,417
9,599 Eagle Pharmaceuticals, Inc.
b
447,025
14,792 Enanta Pharmaceuticals, Inc.
b
622,743
190,560 Endo International plc
b
1,368,221
42,204 Ensign Group, Inc. 3,077,516
10,850 Fulgent Genetics, Inc.
a,b
565,285
37,215 Glaukos Corporation
b
2,800,801
31,544 Hanger, Inc.
b
693,653
20,977 HealthStream, Inc.
b
458,138
7,361 Heska Corporation
b
1,072,130
73,297 HMS Holdings Corporation
b
2,693,665
52,033 Innoviva, Inc.
b
644,689
15,186 Inogen, Inc.
b
678,511
27,211 Integer Holdings Corporation
b
2,209,261
28,535 Invacare Corporation 255,388
28,348 Lannett Company, Inc.
b
184,829
55,400 Lantheus Holdings, Inc.
b
747,346
13,975 LeMaitre Vascular, Inc. 565,988
35,814 Luminex Corporation 828,020
18,864 Magellan Health Services, Inc.
b
1,562,694
70,852 Mednax, Inc.
b
1,738,708
35,655 Meridian Bioscience, Inc.
b
666,392
40,460 Merit Medical Systems, Inc.
b
2,245,935
4,025 Mesa Laboratories, Inc.
a
1,153,726
62,253 Myriad Genetics, Inc.
b
1,231,053
28,033 Natus Medical, Inc.
b
561,781
91,902 NeoGenomics, Inc.
b
4,948,004
45,883 NextGen Healthcare, Inc.
b
836,906
35,019 Omnicell, Inc.
b
4,202,980
59,335 OraSure Technologies, Inc.
b
628,061
16,003 Orthifix Medical, Inc.
b
687,809
60,848 Owens & Minor, Inc. 1,645,938
35,960 Pacira Pharmaceuticals, Inc.
b
2,151,846
21,000 Pennant Group, Inc.
b
1,219,260
16,823 Phibro Animal Health Corporation 326,703
10,214 Providence Service Corporation
b
1,415,967
96,564 R1 RCM, Inc.
b
2,319,467
35,495 RadNet, Inc.
b
694,637
24,765 REGENXBIO, Inc.
b
1,123,340
89,237 Select Medical Holdings
Corporation
b
2,468,295
120,840 Spectrum Pharmaceuticals, Inc.
b
412,064
43,609 Supernus Pharmaceuticals, Inc.
b
1,097,203
11,314 Surmodics, Inc.
b
492,385
17,948 Tabula Rasa HealthCare, Inc.
a,b
768,892
16,079 Tactile Systems Technology, Inc.
b
722,590
31,004 Tivity Health, Inc.
b
607,368
10,636 U.S. Physical Therapy, Inc. 1,278,979
45,270 Vanda Pharmaceuticals, Inc.
b
594,848
32,447 Varex Imaging Corporation
b
541,216
47,557 Xencor, Inc.
b
2,074,912
16,116 Zynex, Inc.
a,b
216,921
Total 86,448,083
Industrials (17.4%)
33,729 AAON, Inc. 2,247,363
27,466 AAR Corporation 994,819
55,199 ABM Industries, Inc. 2,088,730
25,472 Aegion Corporation
b
483,713
59,488 Aerojet Rocketdyne Holdings, Inc.
b
3,143,941

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Industrials (17.4%) - continued
18,156 Aerovironment, Inc.
b
$ 1,577,756
8,165 Alamo Group, Inc. 1,126,362
25,411 Albany International Corporation 1,865,676
10,852 Allegiant Travel Company 2,053,633
14,066 American Woodmark Corporation
b
1,320,094
21,855 Apogee Enterprises, Inc. 692,366
32,083 Applied Industrial Technologies,
Inc. 2,502,153
21,031 ArcBest Corporation 897,393
80,405 Arconic Corporation
b
2,396,069
39,952 Arcosa, Inc. 2,194,563
18,714 Astec Industries, Inc. 1,083,166
21,638 Atlas Air Worldwide Holdings, Inc.
b
1,180,137
21,584 AZZ, Inc. 1,023,945
38,547 Barnes Group, Inc. 1,953,947
40,125 Brady Corporation 2,119,403
29,216 Chart Industries, Inc.
b
3,441,353
16,553 CIRCOR International, Inc.
b
636,297
30,125 Comfort Systems USA, Inc. 1,586,383
26,093 Cubic Corporation 1,618,810
34,677 Deluxe Corporation 1,012,568
13,548 DXP Enterprises, Inc.
b
301,172
22,024 Echo Global Logistics, Inc.
b
590,684
17,078 Encore Wire Corporation 1,034,414
49,520 Enerpac Tool Group Corporation 1,119,647
16,998 EnPro Industries, Inc. 1,283,689
21,552 ESCO Technologies, Inc. 2,224,597
42,735 Exponent, Inc. 3,847,432
50,102 Federal Signal Corporation 1,661,883
9,104 Forrester Research, Inc.
b
381,458
22,769 Forward Air Corporation 1,749,570
31,741 Franklin Electric Company, Inc. 2,196,795
26,919 Gibraltar Industries, Inc.
b
1,936,553
35,328 GMS, Inc.
b
1,076,797
38,689 Granite Construction, Inc. 1,033,383
27,169 Greenbrier Companies, Inc. 988,408
37,165 Griffon Corporation 757,423
65,321 Harsco Corporation
b
1,174,472
38,079 Hawaiian Holdings, Inc. 673,998
40,796 Heartland Express, Inc. 738,408
16,038 Heidrick & Struggles International,
Inc. 471,196
61,897 Hillenbrand, Inc. 2,463,501
27,724 Hub Group, Inc.
b
1,580,268
15,971 Insteel Industries, Inc. 355,674
48,547 Interface, Inc. 509,744
26,263 John Bean Technologies
Corporation 2,990,568
22,909 Kaman Corporation 1,308,791
27,611 Kelly Services, Inc. 567,958
44,824 Korn Ferry 1,949,844
8,993 Lindsay Corporation 1,155,241
13,944 Lydall, Inc.
b
418,738
48,590 Marten Transport, Ltd. 837,206
35,658 Matson, Inc. 2,031,436
26,315 Matthews International Corporation 773,661
59,855 Meritor, Inc.
b
1,670,553
24,300 Moog, Inc. 1,926,990
47,247 Mueller Industries, Inc. 1,658,842
13,855 MYR Group, Inc.
b
832,686
4,308 National Presto Industries, Inc. 380,956
90,537 NOW, Inc.
b
650,056
18,178 Patrick Industries, Inc. 1,242,466
48,805 PGT Innovations, Inc.
b
992,694
143,287 Pitney Bowes, Inc. 882,648
Shares Common Stock (99.0%) Value
Industrials (17.4%) - continued
7,319 Powell Industries, Inc. $ 215,837
22,145 Proto Labs, Inc.
b
3,397,043
27,154 Quanex Building Products
Corporation 602,004
29,677 Raven Industries, Inc. 982,012
116,291 Resideo Technologies, Inc.
b
2,472,347
25,235 Resources Connection, Inc. 317,204
21,650 Saia, Inc.
b
3,914,320
41,502 SkyWest, Inc. 1,672,946
37,056 SPX Corporation
b
2,021,034
34,942 SPX FLOW, Inc.
b
2,025,238
10,247 Standex International Corporation 794,347
25,396 Team, Inc.
b
276,816
15,291 Tennant Company 1,072,970
41,659 Titan International, Inc. 202,463
43,178 Triumph Group, Inc. 542,316
29,362 TrueBlue, Inc.
b
548,776
50,646 UFP Industries, Inc. 2,813,385
12,606 UniFirst Corporation 2,668,564
26,083 US Ecology, Inc. 947,595
10,280 Veritiv Corporation
b
213,721
16,916 Viad Corporation 611,852
17,479 Vicor Corporation
b
1,611,913
43,828 Wabash National Corporation 755,156
22,708 Watts Water Technologies, Inc. 2,763,564
Total 127,106,563
Information Technology (14.9%)
102,756 3D Systems Corporation
a,b
1,076,883
88,005 8x8, Inc.
b
3,033,532
39,694 ADTRAN, Inc. 586,280
31,680 Advanced Energy Industries, Inc.
b
3,072,010
16,793 Agilysys, Inc.
b
644,515
36,993 Alarm.com Holdings, Inc.
b
3,826,926
17,496 Applied Optoelectronics, Inc.
a,b
148,891
65,421 Arlo Technologies, Inc.
b
509,630
27,749 Axcelis Technologies, Inc.
b
808,051
24,101 Badger Meter, Inc. 2,266,940
8,489 Bel Fuse, Inc. 127,590
30,191 Benchmark Electronics, Inc. 815,459
32,458 Bottomline Technologies (de), Inc.
b
1,711,835
61,113 Brooks Automation, Inc. 4,146,517
28,987 CalAmp Corporation
b
287,551
29,453 Cardtronics, Inc.
b
1,039,691
18,417 CEVA, Inc.
b
837,973
34,736 Cohu, Inc. 1,326,220
20,701 Comtech Telecommunications
Corporation 428,304
27,270 CSG Systems International, Inc. 1,229,059
26,709 CTS Corporation 916,920
30,520 Daktronics, Inc. 142,834
64,296 Diebold Nixdorf, Inc.
b
685,395
24,204 Digi International, Inc.
b
457,456
34,892 Diodes, Inc.
b
2,459,886
18,134 DSP Group, Inc.
b
300,843
19,481 Ebix, Inc. 739,694
11,180 ePlus, Inc.
b
983,281
49,401 EVERTEC, Inc. 1,942,447
27,985 ExlService Holdings, Inc.
b
2,382,363
101,821 Extreme Networks, Inc.
b
701,547
30,575 Fabrinet
b
2,372,314
14,762 FARO Technologies, Inc.
b
1,042,640
64,056 FormFactor, Inc.
b
2,755,689
122,436 Glu Mobile, Inc.
b
1,103,148
80,839 Harmonic, Inc.
b
597,400

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Information Technology (14.9%) - continued
19,172 Ichor Holdings, Ltd.
b
$ 577,940
29,052 Insight Enterprises, Inc.
b
2,210,567
33,443 Itron, Inc.
b
3,207,184
75,881 Knowles Corporation
b
1,398,487
51,343 Kulicke and Soffa Industries, Inc. 1,633,221
51,487 LivePerson, Inc.
a,b
3,204,036
22,498 ManTech International Corporation 2,000,972
55,866 MaxLinear, Inc.
b
2,133,523
31,065 Methode Electronics, Inc. 1,189,168
6,003 MicroStrategy, Inc.
b
2,332,466
15,956 MTS Systems Corporation 928,001
25,065 NETGEAR, Inc.
b
1,018,391
55,483 NIC, Inc. 1,433,126
28,252 OneSpan, Inc.
b
584,251
40,419 Onto Innovation, Inc.
b
1,921,923
13,795 OSI Systems, Inc.
b
1,285,970
15,548 Park Aerospace Corporation 208,499
9,099 PC Connection, Inc.
b
430,292
24,226 PDF Solutions, Inc.
b
523,282
27,322 Perficient, Inc.
b
1,301,893
54,317 Photronics, Inc.
b
606,178
31,069 Plantronics, Inc. 839,795
23,858 Plexus Corporation
b
1,865,934
49,549 Power Integrations, Inc. 4,056,081
37,343 Progress Software Corporation 1,687,530
94,315 Rambus, Inc.
b
1,646,740
15,459 Rogers Corporation
b
2,400,628
53,857 Sanmina Corporation
b
1,717,500
20,995 ScanSource, Inc.
b
553,848
12,548 Simulations Plus, Inc. 902,452
11,521 SMART Global Holdings, Inc.
b
433,535
29,226 SPS Commerce, Inc.
b
3,173,651
32,750 Sykes Enterprises, Inc.
b
1,233,693
15,087 TTEC Holdings, Inc. 1,100,295
82,168 TTM Technologies, Inc.
b
1,133,508
33,523 Ultra Clean Holdings, Inc.
b
1,044,241
52,178 Unisys Corporation
b
1,026,863
41,065 Veeco Instruments, Inc.
b
712,888
189,544 Viavi Solutions, Inc.
b
2,838,421
23,576 Virtusa Corporation
b
1,205,441
87,497 Xperi Holding Corporation 1,828,687
Total 109,038,815
Materials (5.4%)
23,201 AdvanSix, Inc.
b
463,788
105,000 Allegheny Technologies, Inc.
b
1,760,850
22,021 American Vanguard Corporation 341,766
26,778 Balchem Corporation 3,085,361
32,448 Boise Cascade Company 1,551,014
39,757 Carpenter Technology Corporation 1,157,724
41,479 Century Aluminum Company
b
457,513
13,718 Clearwater Paper Corporation
b
517,854
330,463 Cleveland-Cliffs, Inc.
a
4,811,541
12,229 DMC Global, Inc. 528,904
68,114 Ferro Corporation
b
996,508
21,400 FutureFuel Corporation 271,780
39,936 GCP Applied Technologies, Inc.
b
944,486
36,725 Glatfelter Corporation 601,555
42,823 H.B. Fuller Company 2,221,657
7,861 Hawkins, Inc. 411,209
10,448 Haynes International, Inc. 249,080
20,346 Innospec, Inc. 1,845,993
13,088 Kaiser Aluminum Corporation 1,294,403
17,451 Koppers Holdings, Inc.
b
543,773
Shares Common Stock (99.0%) Value
Materials (5.4%) - continued
26,381 Kraton Performance Polymers,
Inc.
b
$ 733,128
121,099 Livent Corporation
b
2,281,505
16,825 Materion Corporation 1,072,089
32,770 Mercer International, Inc. 335,893
29,681 Myers Industries, Inc. 616,771
13,907 Neenah, Inc. 769,335
7,530 Olympic Steel, Inc. 100,375
10,922 Quaker Chemical Corporation 2,767,526
52,530 Rayonier Advanced Materials,
Inc.
b
342,496
25,927 Schweitzer-Mauduit International,
Inc. 1,042,525
17,656 Stepan Company 2,106,714
68,630 SunCoke Energy, Inc. 298,541
31,368 TimkenSteel Corporation
b
146,489
21,350 Tredegar Corporation 356,545
31,710 Trinseo SA 1,623,869
13,113 US Concrete, Inc.
b
524,127
Total 39,174,687
Real Estate (7.8%)
71,406 Acadia Realty Trust 1,013,251
45,832 Agree Realty Corporation 3,051,494
59,889 Alexander & Baldwin, Inc. 1,028,893
41,415 American Assets Trust, Inc. 1,196,065
47,953 Armada Hoffler Properties, Inc. 538,033
141,188 Brandywine Realty Trust 1,681,549
79,243 CareTrust REIT, Inc. 1,757,610
10,741 Centerspace 758,744
38,941 Chatham Lodging Trust 420,563
18,230 Community Healthcare Trust, Inc. 858,815
99,024 CoreCivic, Inc. 648,607
165,147 DiamondRock Hospitality
Company
b
1,362,463
197,305 Diversified Healthcare Trust 812,897
67,237 Easterly Government Properties,
Inc. 1,522,918
86,640 Essential Properties Realty Trust,
Inc. 1,836,768
60,792 Four Corners Property Trust, Inc. 1,809,778
80,095 Franklin Street Properties
Corporation 350,015
100,416 GEO Group, Inc. 889,686
29,763 Getty Realty Corporation 819,673
74,067 Global Net Lease, Inc. 1,269,508
30,222 Hersha Hospitality Trust 238,452
78,502 Independence Realty Trust, Inc. 1,054,282
54,071 Industrial Logistics Properties Trust 1,259,314
18,354 Innovative Industrial Properties,
Inc. 3,361,168
61,233 iSTAR Financial, Inc. 909,310
69,698 Kite Realty Group Trust 1,042,682
229,241 Lexington Realty Trust 2,434,539
32,482 LTC Properties, Inc. 1,263,875
71,330 Mack-Cali Realty Corporation 888,772
19,892 Marcus and Millichap, Inc.
b
740,579
51,549 National Storage Affiliates Trust 1,857,310
18,330 NexPoint Residential Trust, Inc. 775,542
39,990 Office Properties Income Trust 908,573
15,360 RE/MAX Holdings, Inc. 558,029
95,567 Realogy Holdings Corporation
b
1,253,839
97,676 Retail Opportunity Investments
Corporation 1,307,882
177,343 Retail Properties of America, Inc. 1,518,056

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Real Estate (7.8%) - continued
67,014 RPT Realty $ 579,671
11,864 Safehold, Inc. 860,021
10,653 Saul Centers, Inc. 337,487
124,748 SITE Centers Corporation 1,262,450
25,832 St. Joe Company 1,096,568
87,488 Summit Hotel Properties, Inc. 788,267
77,353 Tanger Factory Outlet Centers, Inc. 770,436
192,652 Uniti Group, Inc. 2,259,808
10,601 Universal Health Realty Income
Trust 681,326
24,871 Urstadt Biddle Properties, Inc. 351,427
68,181 Washington REIT 1,474,755
33,005 Whitestone REIT 263,050
94,138 Xenia Hotels & Resorts, Inc. 1,430,898
Total 57,155,698
Utilities (1.6%)
30,534 American States Water Company 2,427,758
56,895 Avista Corporation 2,283,765
41,254 California Water Service Group 2,228,954
14,453 Chesapeake Utilities Corporation 1,563,959
25,303 Northwest Natural Holding
Company 1,163,685
83,261 South Jersey Industries, Inc. 1,794,275
Total 11,462,396
Total Common Stock
(cost $543,373,337) 722,078,730
Shares
Collateral Held for Securities
Loaned ( 3.9% ) Value
28,655,250 Thrivent Cash Management Trust 28,655,250
Total Collateral Held for
Securities Loaned
(cost $28,655,250) 28,655,250
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
79,837 iShares Core S&P Small-Cap ETF 7,337,020
Total 7,337,020
Total Registered Investment
Companies (cost $5,235,483) 7,337,020
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.095%, 1/6/2021
c,d
100,000
Thrivent Core Short-Term Reserve
Fund
48,434 0.240% 484,343
Total Short-Term Investments
(cost $584,341) 584,343
Total Investments (cost
$577,848,411) 104.0% $758,655,343
Other Assets and Liabilities, Net
(4.0%) (28,911,862)
Total Net Assets 100.0% $729,743,481
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 27,714,301
Total lending $27,714,301
Gross amount payable upon return of
collateral for securities loaned $28,655,250
Net amounts due to counterparty
$940,949
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 231,538,967
Gross unrealized depreciation (55,657,155)
Net unrealized appreciation (depreciation) $ 175,881,812
Cost for federal income tax purposes $ 582,800,960

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 15,748,760 15,748,760 – –
Consumer Discretionary 108,164,817 108,164,817 – –
Consumer Staples 26,052,530 26,052,530 – –
Energy 23,344,090 23,344,090 – –
Financials 118,382,291 118,382,291 – –
Health Care 86,448,083 86,448,083 – –
Industrials 127,106,563 127,106,563 – –
Information Technology 109,038,815 109,038,815 – –
Materials 39,174,687 39,174,687 – –
Real Estate 57,155,698 57,155,698 – –
Utilities 11,462,396 11,462,396 – –
Registered Investment Companies
Unaffiliated 7,337,020 7,337,020 – –
Short-Term Investments 100,000 – 100,000 –
Subtotal Investments in Securities $729,515,750 $729,415,750 $100,000 $–
Other Investments  * Total
Affiliated Short-Term Investments 484,343
Collateral Held for Securities Loaned 28,655,250
Subtotal Other Investments $29,139,593
Total Investments at Value $758,655,343
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 27,428 27,428 – –
Total Asset Derivatives $27,428 $27,428 $– $–
Liability Derivatives
Total Liability Derivatives $– $– $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of December 31, 2020. Investments and/or cash totaling
$100,000 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 March 2021 $ 959,972 $ 27,428
Total Futures Long Contracts $ 959,972 $ 27,428
Total Futures Contracts $ 959,972 $27,428

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2020, for Small Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 27,428
Total Equity Contracts 27,428
Total Asset Derivatives $27,428
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2020, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 317,276
Total Equity Contracts
317,276
Total $317,276
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2020, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 18,594
Total Equity Contracts 18,594
Total $18,594
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $793,206
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $628 $70,398 $70,543 $484 48 0.1%
Total Affiliated Short-Term Investments 628 484 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,813 189,211 192,369 28,655 28,655 3.9
Total Collateral Held for Securities Loaned 31,813 28,655 3.9
Total Value $32,441 $29,139

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $1 $– $ – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 2 258
Total Affiliated Income from Securities Loaned, Net $258
Total Value $1 $– $2

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.9% ) Value
Communications Services (1.8%)
635,067 QuinStreet, Inc.
a
$ 13,615,836
Total 13,615,836
Consumer Discretionary (9.5%)
212,755 Cedar Fair, LP 8,369,782
310,375 Cooper-Standard Holdings, Inc.
a
10,760,701
115,741 Crocs, Inc.
a
7,252,331
192,484 Leggett & Platt, Inc. 8,527,041
195,996 Miller Industries, Inc. 7,451,768
72,579 Sleep Number Corporation
a
5,941,317
275,195 Stoneridge, Inc.
a
8,319,145
100,176 Texas Roadhouse, Inc. 7,829,756
197,510 Zumiez, Inc.
a
7,264,418
Total 71,716,259
Consumer Staples (3.8%)
824,749 Cott Corporation 12,932,064
55,247 John B. Sanfilippo & Son, Inc. 4,356,779
259,900 Turning Point Brands, Inc. 11,581,144
Total 28,869,987
Energy (2.0%)
455,614 Helmerich & Payne, Inc. 10,552,020
306,897 Nine Energy Service, Inc.
a
834,760
459,251 WPX Energy, Inc.
a
3,742,896
Total 15,129,676
Financials (21.8%)
262,025 Air Lease Corporation 11,639,150
233,699 Assured Guaranty, Ltd. 7,359,182
192,739 Bank of N.T. Butterfield & Son, Ltd. 6,005,747
488,632 Bridgewater Bancshares, Inc.
a
6,103,014
341,778 Columbia Banking System, Inc. 12,269,830
101,685 Evercore, Inc. 11,148,743
662,100 Everi Holdings, Inc.
a
9,143,601
89,947 Glacier Bancorp, Inc. 4,138,461
357,270 Heartland Financial USA, Inc. 14,422,990
620,253 Heritage Commerce Corporation 5,501,644
126,530 James River Group Holdings, Ltd. 6,218,950
60,141 Kemper Corporation 4,620,633
83,447 Primerica, Inc. 11,176,057
242,964 Santander Consumer USA
Holdings, Inc. 5,350,067
298,980 Seacoast Banking Corporation of
Florida
a
8,804,961
53,742 Selective Insurance Group, Inc. 3,599,639
220,945 Synovus Financial Corporation 7,151,990
284,777 Triumph Bancorp, Inc.
a
13,825,923
268,946 Western Alliance Bancorp 16,123,313
Total 164,603,895
Health Care (8.0%)
145,151 AMN Healthcare Services, Inc.
a
9,906,556
219,912 Ardelyx, Inc.
a
1,422,831
75,844 Biohaven Pharmaceutical Holding
Company, Ltd.
a
6,500,589
241,704 Halozyme Therapeutics, Inc.
a
10,323,178
37,776 LHC Group, Inc.
a
8,058,376
24,664 PerkinElmer, Inc. 3,539,284
183,497 Syneos Health, Inc.
a
12,501,651
Shares Common Stock (95.9%) Value
Health Care (8.0%) - continued
175,142 Tactile Systems Technology, Inc.
a
$ 7,870,881
Total 60,123,346
Industrials (18.3%)
178,707 Altra Industrial Motion Corporation 9,905,729
110,197 ASGN, Inc.
a
9,204,755
104,247 Curtiss-Wright Corporation 12,129,139
60,688 Encore Wire Corporation 3,675,872
131,088 Forward Air Corporation 10,072,802
158,816 Helios Technologies, Inc. 8,463,305
93,097 Lincoln Electric Holdings, Inc. 10,822,526
154,963 Manpower, Inc. 13,974,563
435,872 Meritor, Inc.
a
12,165,188
74,272 Middleby Corporation
a,b
9,575,146
95,268 NAPCO Security Technologies,
Inc.
a
2,497,927
364,448 Raven Industries, Inc. 12,059,584
96,725 Ritchie Brothers Auctioneers, Inc. 6,727,224
19,934 Saia, Inc.
a
3,604,067
32,743 Valmont Industries, Inc. 5,727,733
98,118 WESCO International, Inc.
a
7,702,263
Total 138,307,823
Information Technology (17.0%)
133,931 Advanced Energy Industries, Inc.
a
12,987,289
279,740 Agilysys, Inc.
a
10,736,421
108,564 BigCommerce Holdings, Inc.
a,b
6,964,381
58,779 Blackline, Inc.
a
7,839,943
513,246 Change Healthcare, Inc.
a
9,572,038
129,309 Ciena Corporation
a
6,833,981
146,797 Computer Services, Inc. 8,719,742
87,078 Dolby Laboratories, Inc. 8,457,886
189,173 FLIR Systems, Inc. 8,291,453
85,543 Lattice Semiconductor
Corporation
a
3,919,580
33,226 Littelfuse, Inc. 8,461,333
233,731 National Instruments Corporation 10,270,140
202,982 Nuance Communications, Inc.
a
8,949,476
84,340 Plexus Corporation
a
6,596,231
103,913 Workiva, Inc.
a
9,520,509
Total 128,120,403
Materials (5.7%)
626,058 Element Solutions, Inc. 11,100,008
1,350,928 Ivanhoe Mines, Ltd.
a
7,280,514
168,452 UFP Technologies, Inc.
a
7,849,863
82,510 United States Lime & Minerals, Inc. 9,406,140
133,622 W. R. Grace & Company 7,325,158
Total 42,961,683
Real Estate (5.9%)
53,788 Agree Realty Corporation 3,581,205
264,962 American Campus Communities,
Inc. 11,332,425
107,173 Colliers International Group, Inc. 9,552,330
101,429 Healthcare Realty Trust, Inc. 3,002,298
123,582 National Storage Affiliates Trust 4,452,659
123,284 Rayonier, Inc. REIT 3,622,084
830,436 Sunstone Hotel Investors, Inc. 9,408,840
Total 44,951,841
Utilities (2.1%)
67,459 NorthWestern Corporation 3,933,534

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Utilities (2.1%) - continued
139,642 Portland General Electric
Company $ 5,972,489
92,922 Spire, Inc. 5,950,725
Total 15,856,748
Total Common Stock
(cost $513,649,765) 724,257,497
Shares
Collateral Held for Securities
Loaned ( 2.8% ) Value
21,115,150 Thrivent Cash Management Trust 21,115,150
Total Collateral Held for
Securities Loaned
(cost $21,115,150) 21,115,150
Shares
Registered Investment
Companies ( 0.9% ) Value
Unaffiliated  (0.9%)
59,261 Health Care Select Sector SPDR
Fund
b
6,722,568
Total 6,722,568
Total Registered Investment
Companies (cost $5,676,084) 6,722,568
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
2,508,870 0.240% 25,088,704
Total Short-Term Investments
(cost $25,087,447) 25,088,704
Total Investments (cost
$565,528,446) 102.9% $777,183,919
Other Assets and Liabilities, Net
(2.9%) (21,853,549)
Total Net Assets 100.0% $755,330,370
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of December 31, 2020:
Securities Lending Transactions
Common Stock $ 20,595,473
Total lending $20,595,473
Gross amount payable upon return of
collateral for securities loaned $21,115,150
Net amounts due to counterparty
$519,677
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 219,625,121
Gross unrealized depreciation (12,089,015)
Net unrealized appreciation (depreciation) $ 207,536,106
Cost for federal income tax purposes $ 569,647,813

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2020, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,615,836 13,615,836 – –
Consumer Discretionary 71,716,259 71,716,259 – –
Consumer Staples 28,869,987 28,869,987 – –
Energy 15,129,676 15,129,676 – –
Financials 164,603,895 164,603,895 – –
Health Care 60,123,346 60,123,346 – –
Industrials 138,307,823 138,307,823 – –
Information Technology 128,120,403 128,120,403 – –
Materials 42,961,683 35,681,169 7,280,514 –
Real Estate 44,951,841 44,951,841 – –
Utilities 15,856,748 15,856,748 – –
Registered Investment Companies
Unaffiliated 6,722,568 6,722,568 – –
Subtotal Investments in Securities $730,980,065 $723,699,551 $7,280,514 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,088,704
Collateral Held for Securities Loaned 21,115,150
Subtotal Other Investments $46,203,854
Total Investments at Value $777,183,919
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $18,699 $148,663 $142,269 $25,089 2,509 3.3%
Total Affiliated Short-Term Investments 18,699 25,089 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,293 191,514 188,692 21,115 21,115 2.8
Total Collateral Held for Securities Loaned 18,293 21,115 2.8
Total Value $36,992 $46,204
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(5) $1 $ – $101
Total Income/Non Income Cash from Affiliated
Investments $101
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 28
Total Affiliated Income from Securities Loaned, Net $28
Total Value $(5) $1 $1

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2020
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $678,565,112 $102,087,323 $301,219,627 $653,431,704
Investments in affiliated securities at cost $703,769,013 $2,764,038 $116,908,302 $202,336,329
Investments in unaffiliated securities at value (#) 996,737,629 138,407,305 355,893,841 719,976,986
Investments in affiliated securities at value 813,491,841 2,764,838 120,477,259 207,836,793
Cash 6,683
(a)
566 — —
Initial margin deposit on open futures contracts 93,000 — — —
Dividends and interest receivable 822,828 115,624 1,201,986 3,354,541
Prepaid expenses 2,074 1,013 1,266 1,602
Receivable for:
Investments sold 2,401,363 — 330,012 417,457
Investments sold on a delayed-delivery basis 3,275,508 — 1,974,473 9,404,567
Fund shares sold — — — —
Expense reimbursements 239,248 — — —
Variation margin on open future contracts 2,144,061 — 27,078 24,256
Total Assets 1,819,214,235 141,289,346 479,905,915 941,016,202
Liabilities
Accrued expenses 36,495 11,495 49,497 49,528
Cash overdraft — — 31,369
( e )
23,337
( f )
Payable for:
Investments purchased 1,730,359 — 192,450 193,839
Investments purchased on a delayed-delivery basis 25,379,694 — 21,854,497 95,835,638
Return of collateral for securities loaned 18,860,605 104,550 2,697,403 4,932,510
Foreign capital gain tax liability — — — —
Fund shares redeemed 57,414 23,893 71,836 110,463
Variation margin on open future contracts 968,789 — 80,405 195,313
Investment advisory fees 1,032,280 64,529 209,935 282,434
Administrative service fees 25,070 1,994 6,489 12,004
Director fees 664 139 241 458
Director deferred compensation 47,165 16,668 56,878 42,701
Expense reimbursements — — — —
Open options written, at value 5,696
(g)
— — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue 12,424 — 6,538 35,205
Total Liabilities 48,156,655 223,268 25,257,538 101,713,430
Net Assets
Capital stock (beneficial interest) 1,258,350,994 99,682,426 384,110,976 746,361,309
Distributable earnings/(accumulated loss) 512,706,586 41,383,652 70,537,401 92,941,463
Total Net Assets $1,771,057,580 $141,066,078 $454,648,377 $839,302,772
Shares of beneficial interest outstanding 94,023,993 8,546,363 28,568,013 98,024,930
Net asset value per share $18.84 $16.51 $15.91 $8.56
(#) Includes securities on loan of $18,271,123 $101,218 $2,633,153 $4,805,596
(a) Includes foreign currency holdings of $2,234 (cost $2,185).
(b) Includes foreign currency holdings of $59,328 (cost $59,499).
(c) Includes foreign currency holdings of $2,553,488 (cost $2,534,115).
(d) Includes foreign currency holdings of $34,594 (cost $34,325).
(e)
(f)
(g)
(h)
Includes foreign currency holdings of $21,689 (cost $20,354).
Includes foreign currency holdings of $735 (cost $690).
Open options written, cost $ -4,043.
Open options written, cost $ -7,075.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$6,015,809 $828,581,007 $229,279,614 $825,024,299 $1,743,375,704 $1,430,531,903 $106,496,919
$90,171 $206,758,274 $50,904,035 $51,170,458 $86,106,565 $120,090,845 $1,934,523
7,484,273 1,120,771,058 238,078,404 859,687,540 1,916,595,851 1,705,226,765 138,648,197
90,171 213,786,819 50,941,388 51,203,016 86,217,751 120,217,077 1,934,523
47 61,481
(b)
— — 16,333 2,570,542
(c)
34,594
(d)
1,200 45,500 — — — — —
5,313 1,804,194 754,568 11,793,688 17,050,261 4,806,692 182,716
929 1,780 1,116 1,636 2,451 2,268 944
208,523 1,683,917 — 5,088 — — —
— — 3,671,719 — — — —
7,381 — — 43,128 73,457 — —
12,799 — — — — — —
— 1,172,413 48,421 — 70,812 — —
7,810,636 1,339,327,162 293,495,616 922,734,096 2,020,026,916 1,832,823,344 140,800,974
14,232 47,784 12,109 19,419 19,051 227,813 35,905
— — — 27,352 — — —
303,535 1,440,981 — — — — 10
— — 51,919,604 2,830,000 27,738,743 — —
— 14,445,286 1,374,750 20,946,004 16,431,800 5,999,724 —
— — — — — 473,403 —
— 128,518 59,443 — — 196,735 4,104
— 488,775 21,500 5,688 — 1,206,260 20,640
1,167 633,135 71,129 301,377 661,537 972,307 23,314
99 18,681 3,455 12,808 28,115 25,749 1,981
139 669 139 487 1,063 930 139
261 122,504 31,932 109,005 169,146 166,558 261
— — — — — — 40,736
— — 9,967
(h)
— — — —
— — — — — — —
— — 22,582 — 11,835 — —
319,433 17,326,333 53,526,610 24,252,140 45,061,290 9,269,479 127,090
5,939,970 968,299,432 227,613,389 946,806,072 1,745,647,395 1,630,772,864 108,022,268
1,551,233 353,701,397 12,355,617 (48,324,116) 229,318,231 192,781,001 32,651,616
$7,491,203 $1,322,000,829 $239,969,006 $898,481,956 $1,974,965,626 $1,823,553,865 $140,673,884
589,987 93,418,820 20,486,219 192,528,635 172,588,870 179,947,402 11,115,605
$12.70 $14.15 $11.71 $4.67 $11.44 $10.13 $12.66
$— $13,966,233 $1,329,472 $20,191,786 $16,061,072 $5,744,752 $—

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2020
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Assets
Investments in unaffiliated securities at cost $1,254,820,922 $614,125,643 $1,284,198,735 $1,097,403,083
Investments in affiliated securities at cost $45,406,111 $10,402,280 $60,955,718 $160,017,868
Investments in unaffiliated securities at value (#) 2,404,749,292 1,375,755,796 1,801,893,986 1,126,464,969
Investments in affiliated securities at value 45,436,878 10,402,280 60,965,823 160,092,534
Cash 14,010 5,647 117 —
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 442,679 1,018,188 2,140,952 5,001,717
Prepaid expenses 2,387 1,854 2,123 1,819
Receivable for:
Investments sold 3,807,361 — — —
Investments sold on a delayed-delivery basis — — — 27,645,718
Fund shares sold — — 106,580 —
Expense reimbursements — — — —
Variation margin on open future contracts — 65,190 — 9,325
Total Assets 2,454,452,607 1,387,248,955 1,865,109,581 1,319,216,082
Liabilities
Accrued expenses 12,063 21,294 12,993 19,872
Cash overdraft — — — 976,971
Payable for:
Investments purchased 5,394,787 — — —
Investments purchased on a delayed-delivery basis — — — 169,976,766
Return of collateral for securities loaned 8,370,405 2,528,844 24,924,365 1,839,740
Fund shares redeemed 521,841 730,814 — 765,140
Variation margin on open future contracts — 112 — 81,105
Investment advisory fees 811,826 230,799 920,579 387,456
Administrative service fees 34,503 19,618 26,083 16,467
Director fees 1,309 724 891 618
Director deferred compensation 213,745 72,622 119,903 126,749
Open options written, at value — — — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue — — — 67,452
Total Liabilities 15,360,479 3,604,827 26,004,814 174,258,336
Net Assets
Capital stock (beneficial interest) 1,026,320,445 611,848,150 1,214,846,557 1,124,759,309
Distributable earnings/(accumulated loss) 1,412,771,683 771,795,978 624,258,210 20,198,437
Total Net Assets $2,439,092,128 $1,383,644,128 $1,839,104,767 $1,144,957,746
Shares of beneficial interest outstanding 44,239,068 26,930,931 95,880,345 113,311,093
Net asset value per share $55.13 $51.38 $19.18 $10.10
(#) Includes securities on loan of $8,058,388 $2,463,051 $24,666,179 $1,794,813
(a) Includes foreign currency holdings of $677 (cost $637).
(b) Includes foreign currency holdings of $34,343 (cost $31,991).
(c) Includes foreign currency holdings of $36,578 (cost $36,565).
(d) Open options written, cost $ -135,440.
(e) Open options written, cost $ -48,516.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$40,740,787 $24,227,059 $390,920,292 $1,479,370,439 $4,859,779 $4,943,328,053 $2,681,210,910
$158,900 $1,836,436 $12,407,147 $116,218,951 $289,497 $4,614,871,135 $3,162,372,195
46,367,155 29,176,166 539,251,484 2,206,016,230 6,237,301 6,273,190,335 3,650,782,264
158,900 1,836,436 12,407,147 116,247,938 289,497 5,447,287,243 3,820,680,035
— 23 — 126 — 460,914
(a)
307,481
(b)
10,300 — — — — — —
95,882 4,614 514,779 1,369,563 4,129 16,678,582 7,350,574
960 929 1,253 2,210 930 9,346 6,140
— — — 6,368,825 46,840 10,652,947 8,754,158
— — — — — 109,715,709 33,520,203
— 122,142 — — 22,454 — —
6,342 11,135 — — 10,843 1,603,413 1,291,453
— — 12,720 — — 8,059,441 8,439,270
46,639,539 31,151,445 552,187,383 2,330,004,892 6,611,994 11,867,657,930 7,531,131,578
15,655 13,434 15,553 11,739 12,115 73,038 55,104
437,317
(c )
— — — — — —
— 425,691 943,534 6,139,867 31,447 9,142,446 6,884,806
— — — — — 772,849,536 281,549,944
158,900 949,490 5,987,385 61,950,700 198,810 69,785,479 59,724,799
11,948 — 67,719 276,683 128,832 2,270,308 515,538
— — — — — 2,542,709 1,264,387
23,361 17,132 90,813 1,180,860 3,924 5,450,962 3,914,145
662 388 7,719 32,018 89 157,031 102,145
139 139 255 1,069 139 4,107 2,490
1,271 261 22,275 176,693 261 272,455 170,305
— — — — — 190,804
(d)
68,348
(e)
— — — — — — —
— — — — — 392,321 139,038
649,253 1,406,535 7,135,253 69,769,629 375,617 863,131,196 354,391,049
40,672,479 24,625,877 400,938,792 1,381,831,067 4,754,608 8,210,761,266 5,181,906,030
5,317,807 5,119,033 144,113,338 878,404,196 1,481,769 2,793,765,468 1,994,834,499
$45,990,286 $29,744,910 $545,052,130 $2,260,235,263 $6,236,377 $11,004,526,734 $7,176,740,529
3,586,889 2,006,890 27,079,361 99,627,776 476,845 679,984,282 412,656,250
$12.82 $14.82 $20.13 $22.69 $13.08 $16.18 $17.39
$150,669 $912,461 $5,798,802 $60,693,588 $199,503 $67,226,942 $57,678,488

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2020
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Assets
Investments in unaffiliated securities at cost $2,970,182,801 $311,266,345 $23,323,560
Investments in affiliated securities at cost $2,449,525,526 $— $3,502,255
Investments in unaffiliated securities at value (#) 3,473,576,295 311,266,345
*
24,423,648
Investments in affiliated securities at value 2,728,381,798 — 3,646,973
Cash 512,025
(a)
962,760 9,507
Dividends and interest receivable 11,288,531 32,831 218,146
Prepaid expenses 5,468 1,214 945
Receivable for:
Investments sold 2,633,456 — —
Investments sold on a delayed-delivery basis 97,869,031 — —
Fund shares sold — 130,552 —
Expense reimbursements 618,658 67,458 4,742
Variation margin on open future contracts 2,663,287 — —
Total Assets 6,317,548,549 312,461,160 28,303,961
Liabilities
Accrued expenses 43,798 10,778 16,313
Cash overdraft — — —
Payable for:
Investments purchased 2,409,871 99,998 —
Investments purchased on a delayed-delivery basis 627,162,553 — 30,000
Return of collateral for securities loaned 26,088,711 — 172,948
Foreign capital gain tax liability — — —
Fund shares redeemed 1,363,661 — 51,287
Variation margin on open future contracts 592,860 — —
Investment advisory fees 2,660,133 93,530 12,924
Administrative service fees 80,995 4,543 399
Director fees 2,314 164 139
Director deferred compensation 144,039 — 1,271
Expense reimbursements — — —
Open options written, at value 149,511
(e)
— —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 329,943 — —
Total Liabilities 661,028,389 209,013 285,281
Net Assets
Capital stock (beneficial interest) 4,614,871,654 312,252,147 26,512,512
Distributable earnings/(accumulated loss) 1,041,648,506 — 1,506,168
Total Net Assets $5,656,520,160 $312,252,147 $28,018,680
Shares of beneficial interest outstanding 390,972,927 312,241,707 2,647,293
Net asset value per share $14.47 $1.00 $10.58
(#) Includes securities on loan of $25,252,664 $— $168,616
(a) Includes foreign currency holdings of $4 (cost $4).
(b) Includes foreign currency holdings of $17,795 (cost $16,596).
(c)
(d)
(e)
Includes foreign currency holdings of $844 (cost $771).
Includes foreign currency holdings of $882 (cost $864).
Open options written, cost $ -106,128.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$193,181,234 $57,571,246 $184,552,103 $122,660,676 $49,510,207 $548,708,818 $519,325,849
$73,401,281 $1,093,405 $6,420,214 $338,396 $5,854,932 $29,139,593 $46,202,597
196,500,438 102,743,075 278,046,459 169,806,125 69,232,603 729,515,750 730,980,065
75,779,046 1,093,405 6,422,719 338,396 5,855,506 29,139,593 46,203,854
— 17,795
(b)
844
(c)
— — 11,652 36
994,525 61,977 241,076 733,102 16,366 776,783 440,392
1,124 987 1,123 1,067 942 1,350 1,338
272,823 — 19,832 — 621,667 22,880 894,943
4,458,262 — — — — — —
— — — — 99,268 427 —
— — 10,587 — 3,715 — —
7,781 — — — — — —
278,013,999 103,917,239 284,742,640 170,878,690 75,830,067 759,468,435 778,520,628
24,731 44,562 12,764 11,281 13,376 16,057 12,581
169,422 — — — 19,920
( d )
— —
1,048 33,022 — 61,246 971,881 345,249 1,467,763
38,987,229 — — — — — —
452,062 — — — 3,990,806 28,655,250 21,115,150
— 338,548 — — — — —
13,834 73,417 24,653 67,407 — 528,690 55,827
28,028 — — — — 850 —
100,719 80,337 193,430 107,068 45,431 121,230 418,035
3,424 1,438 4,001 2,427 965 10,305 10,711
139 139 149 139 139 323 321
16,680 13,903 13,923 32,274 1,051 47,000 109,870
— 574 — — — — —
— — — — — — —
— — — — — — —
14,291 — — — — — —
39,811,607 585,940 248,920 281,842 5,043,569 29,724,954 23,190,258
238,843,003 64,866,725 175,860,199 125,463,623 48,731,995 540,898,839 514,084,496
(640,611) 38,464,574 108,633,521 45,133,225 22,054,503 188,844,642 241,245,874
$238,202,392 $103,331,299 $284,493,720 $170,596,848 $70,786,498 $729,743,481 $755,330,370
23,348,940 5,750,924 10,077,006 6,565,950 3,901,874 37,700,069 36,094,610
$10.20 $17.97 $28.23 $25.98 $18.14 $19.36 $20.93
$439,702 $— $— $— $3,890,621 $27,714,301 $20,595,473

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2020
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $9,485,250 $1,520,628 $4,168,786 $5,182,775
Interest 1,024,145 — 6,441,623 18,029,407
Income from mortgage dollar rolls 284,302 — 178,334 941,954
Affiliated income from securities loaned, net 72,290 464 18,803 38,418
Income from affiliated investments 993,055 17,894 225,107 873,000
Non cash income 39,870 — 63,727 135,336
Non cash income from affiliated investments 11,141,872 — 2,455,823 3,030,392
Foreign tax withholding (59,400) (5,261) (151,004) (151,051)
Total Investment Income 22,981,384 1,533,725 13,401,199 28,080,231
Expenses
Adviser fees 10,566,288 652,019 2,303,415 3,169,887
Administrative service fees 326,610 90,153 141,197 204,720
Audit and legal fees 42,104 31,923 36,850 37,045
Custody fees 115,326 5,012 123,423 124,446
Insurance expenses 8,361 4,128 5,129 6,391
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 32,643 7,284 13,660 24,042
Pricing service fees — — — —
Other expenses 38,204 13,256 89,922 98,428
Total Expenses Before Reimbursement 11,134,536 808,775 2,718,596 3,669,959
Less:
Reimbursement from adviser (2,417,485) — — —
Total Net Expenses 8,717,051 808,775 2,718,596 3,669,959
Net Investment Income/(Loss) 14,264,333 724,950 10,682,603 24,410,272
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 79,353,616 4,477,740 (5,639,565) (3,638,334)
Affiliated investments (7,473,053) (1,692) 130,276 146,983
In-kind contributions — — 5,187,463 4,067,353
Distributions of realized capital gains from affiliated
investments 17,305,212 42 118 231
Written option contracts 14,922 — — —
Futures contracts (12,415,336) — 2,940,473 (2,145,855)
Foreign currency transactions 365,790 (81) 21,163 36,999
Swap agreements — — 6,043 16,338
Change in net unrealized appreciation/(depreciation) on:
Investments 130,496,708 21,381,705 21,213,772 28,550,903
Affiliated investments 46,276,121 800 2,757,113 4,550,905
Written option contracts (1,653) — — —
Futures contracts (2,576,148) — (144,555) (588,129)
Foreign currency transactions (9,766) — 11,157 8,719
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 251,336,413 25,858,514 26,483,458 31,006,113
Net Increase/(Decrease) in Net Assets Resulting
From Operations $265,600,746 $26,583,464 $37,166,061 $55,416,385
(a) For the period from April 29, 2020 (inception) through December 31, 2020.
(b) Includes foreign capital gain taxes paid of $205,689.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
(a)
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
(a)
$71,206 $17,924,801 $— $304,868 $1,436,933 $39,190,899 $1,749,941
29 119,062 3,230,751 46,975,149 57,788,576 142,387 37
— — 500,392 — 652,580 — —
— 65,166 6,294 127,105 53,654 125,425 99
246 1,673,709 305,870 286,775 1,014,132 1,392,145 7,386
— — — — — — —
— — — — — — —
— (1,054,029) — — — (4,207,827) (130,915)
71,481 18,728,709 4,043,307 47,693,897 60,945,875 36,643,029 1,626,548
8,968 6,660,843 742,046 3,369,267 7,127,249 10,546,687 158,826
47,623 261,733 106,043 213,194 372,908 347,707 60,362
30,873 38,910 31,496 38,064 41,732 60,828 30,944
6,668 195,495 8,304 16,720 26,388 975,370 63,570
2,513 7,213 4,493 6,585 9,578 9,228 2,551
3,347 5,000 5,000 5,000 5,000 5,000 3,347
4,507 36,672 8,033 28,022 57,578 53,129 4,507
— — — — — — 47,638
6,824 47,056 20,328 42,068 56,746 126,722 12,587
111,323 7,252,922 925,743 3,718,920 7,697,179 12,124,671 384,332
(94,288) — — — — — (19,043)
17,035 7,252,922 925,743 3,718,920 7,697,179 12,124,671 365,289
54,446 11,475,787 3,117,564 43,974,977 53,248,696 24,518,358 1,261,259
177,076 38,192,223 3,359,310 (39,921,159) 52,869,044 (43,914,557)
(b)
675,451
(122) (128,535) (57,797) (78,791) (126,339) (105,311) 1,961
— — — — — — —
— 841 16 1,113 678 278 —
— — 12,099 — — — —
(3,584) 7,100,010 1,342,857 — 3,758,940 (50,663,547) 1,207,157
— 660,538 — 24 — 975,611 94,289
— — — (295,093) 195,389 — —
1,468,464 108,970,448 5,312,936 18,821,305 88,131,861 105,393,009 32,151,278
— 7,028,545 37,353 32,558 111,186 126,232 —
— — (2,892) — — — —
— (172,192) 284,917 (37,516) 368,550 491,391 46,135
— 50,445 — — — 172,473 6,734
— — — — — (267,606) —
1,641,834 161,702,323 10,288,799 (21,477,559) 145,309,309 12,207,973 34,183,005
$1,696,280 $173,178,110 $13,406,363 $22,497,418 $198,558,005 $36,726,331 $35,444,264

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2020
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Investment Income
Dividends $11,181,605 $25,131,814 $38,507,848 $253,348
Interest — 2,046 — 24,029,286
Income from mortgage dollar rolls — — — 1,025,619
Affiliated income from securities loaned, net 12,820 19,427 34,464 9,662
Income from affiliated investments 235,173 56,791 292,952 579,751
Non cash income — — — —
Non cash income from affiliated investments — — — —
Foreign tax withholding (15,769) — (114,723) —
Total Investment Income 11,413,829 25,210,078 38,720,541 25,897,666
Expenses
Adviser fees 7,339,211 2,427,282 9,439,208 4,096,328
Administrative service fees 381,916 276,319 337,444 244,094
Audit and legal fees 38,246 39,158 40,418 38,341
Custody fees 20,228 32,621 18,973 18,214
Insurance expenses 8,838 7,407 8,622 7,183
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 59,475 36,628 49,222 34,387
Other expenses 24,013 24,141 24,806 58,931
Total Expenses Before Reimbursement 7,876,927 2,848,556 9,923,693 4,502,478
Less:
Reimbursement from adviser — — — —
Total Net Expenses 7,876,927 2,848,556 9,923,693 4,502,478
Net Investment Income/(Loss) 3,536,902 22,361,522 28,796,848 21,395,188
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 262,146,951 7,178,699 78,098,950 7,850,419
Affiliated investments (42,517) 13,207 (24,392) (157,570)
In-kind contributions — — — —
Distributions of realized capital gains from affiliated
investments 938 187 1,008 80
Written option contracts — — — —
Futures contracts — 167,924 — (6,905,231)
Foreign currency transactions — — 5,636 —
Swap agreements — — — 431,464
Change in net unrealized appreciation/(depreciation) on:
Investments 395,785,322 185,529,857 (29,438,154) 18,843,574
Affiliated investments 30,767 — 10,105 74,666
Written option contracts — — — —
Futures contracts — 147,408 — (930,926)
Foreign currency transactions 18 — 429 —
Net Realized and Unrealized Gains/(Losses) 657,921,479 193,037,282 48,653,582 19,206,476
Net Increase/(Decrease) in Net Assets Resulting
From Operations $661,458,381 $215,398,804 $77,450,430 $40,601,664
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
(a)
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
(a)
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$1,171,500 $26,717 $7,026,829 $17,568,922 $69,879 $38,591,305 $25,183,775
1,127 — 3,504 — — 69,504,005 28,340,175
— — — — — 8,473,006 3,169,369
193 115 47,015 102,271 324 359,840 260,306
3,293 1,597 98,600 633,967 372 6,769,685 3,990,992
— — — — — 260,441 187,326
— — — — — 92,959,848 59,112,652
(64,529) (208) (435) (91,974) — (315,185) (141,874)
1,111,584 28,221 7,175,513 18,213,186 70,575 216,602,945 120,102,721
261,548 65,624 905,479 11,491,422 26,800 60,168,898 42,433,678
77,411 48,349 146,966 378,590 47,469 1,795,926 1,173,197
31,555 30,873 35,653 40,446 30,873 84,314 66,788
19,373 8,476 20,713 21,256 1,519 348,570 193,546
3,899 2,513 5,110 9,055 2,513 37,053 24,504
5,000 3,347 5,000 5,000 3,347 5,000 5,000
6,905 4,506 13,027 56,475 4,507 209,717 126,138
19,226 5,643 17,306 26,111 5,542 136,489 110,585
424,917 169,331 1,149,254 12,028,355 122,570 62,785,967 44,133,436
(76,187) (94,964) — — (90,414) (16,759,222) (13,211,958)
348,730 74,367 1,149,254 12,028,355 32,156 46,026,745 30,921,478
762,854 (46,146) 6,026,259 6,184,831 38,419 170,576,200 89,181,243
(943,814) 417,374 5,874,670 146,505,023 168,272 418,491,271 336,065,767
(1,257) (1,170) 18,847 (109,973) (4) (25,585,421) (31,387,252)
— — — — — 2,011,337 —
— 27 664 3,062 4 87,434,200 87,480,205
— — — — — 449,433 163,047
(14,534) — (2,036,925) — — (767,446) (83,797,554)
(571) — — — — 400,391 422,724
— — — — — 3,275,498 1,182,900
1,077,819 4,949,107 55,014,841 248,808,939 1,377,522 437,292,841 325,045,187
— — — 28,987 — 229,463,974 196,925,251
— — — — — (55,364) (19,832)
(6,659) — (80,398) — — (6,137,719) (16,355,270)
2,656 — — — — (25,813) (21,067)
113,640 5,365,338 58,791,699 395,236,038 1,545,794 1,146,247,182 815,704,106
$876,494 $5,319,192 $64,817,958 $401,420,869 $1,584,213 $1,316,823,382 $904,885,349

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2020
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Investment Income
Dividends $14,976,200 $— $287,578
Interest 50,764,518 1,454,143 596,943
Income from mortgage dollar rolls 6,713,629 — —
Affiliated income from securities loaned, net 153,415 — 2,429
Income from affiliated investments 5,610,807 — 6,034
Non cash income 78,957 — 222,781
Non cash income from affiliated investments 48,204,196 — 113,812
Foreign tax withholding (39,050) — (749)
Total Investment Income 126,462,672 1,454,142 1,228,828
Expenses
Adviser fees 29,670,484 975,364 137,612
Administrative service fees 970,216 117,375 74,254
Audit and legal fees 59,984 31,150 29,644
Custody fees 136,639 8,448 18,450
Insurance expenses 21,475 4,781 3,850
Transfer agent fees 5,000 5,000 5,000
Directors' fees 117,877 8,362 6,905
Other expenses 93,862 15,125 27,321
Total Expenses Before Reimbursement 31,075,537 1,165,605 303,036
Less:
Reimbursement from adviser (6,604,791) (345,477) (65,343)
Total Net Expenses 24,470,746 820,128 237,693
Net Investment Income/(Loss) 101,991,926 634,014 991,135
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 152,320,440 8,572 (402,070)
Affiliated investments (11,781,029) — (53,382)
Distributions of realized capital gains from affiliated investments 21,956,177 — —
Written option contracts 351,260 — —
Futures contracts 1,269,611 — —
Foreign currency forward contracts — — —
Foreign currency transactions 212,181 — —
Swap agreements 2,417,892 — —
Change in net unrealized appreciation/(depreciation) on:
Investments 164,154,749 — 609,765
Affiliated investments 99,661,072 — 117,631
Written option contracts (43,383) — —
Futures contracts (1,707,674) — —
Foreign currency forward contracts — — —
Foreign currency transactions (19,659) — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 428,791,637 8,572 271,944
Net Increase/(Decrease) in Net Assets Resulting
From Operations $530,783,563 $642,586 $1,263,079
(a) Includes foreign capital gain taxes paid of  $4,980.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$406,322 $1,422,394 $2,872,444 $4,190,860 $170,949 $8,420,635 $7,383,382
6,249,193 1 — — — 1,194 —
342,911 — — — — — —
7,029 — — — 7,693 258,004 27,845
269,283 9,272 25,511 4,927 8,576 6,186 100,625
32,156 — — — — — —
1,570,901 — — — — — —
— (178,418) (39,772) — (2,549) (10,798) (50,035)
8,877,795 1,253,249 2,858,183 4,195,787 184,669 8,675,221 7,461,817
1,128,226 799,514 2,081,236 1,283,536 285,267 1,167,529 3,851,537
108,360 84,307 112,718 99,093 76,062 169,240 168,117
34,902 52,376 33,006 32,289 31,468 36,344 34,362
29,897 84,163 14,377 5,066 12,565 25,002 16,040
4,515 4,032 4,547 4,345 3,836 5,502 5,487
5,000 5,000 5,000 5,000 5,000 5,000 5,000
7,289 7,215 7,488 8,158 6,930 17,343 19,185
67,128 15,835 15,543 13,208 12,333 20,144 16,527
1,385,317 1,052,442 2,273,915 1,450,695 433,461 1,446,104 4,116,255
— (42,505) (123,688) — (96,201) — —
1,385,317 1,009,937 2,150,227 1,450,695 337,260 1,446,104 4,116,255
7,492,478 243,312 707,956 2,745,092 (152,591) 7,229,117 3,345,562
(3,254,626) (401,989)
(a)
14,951,792 (2,494,361) 2,824,901 5,609,144 26,922,085
(25,341) (175) (4,268) 1,481 (769) 1,442 (5,189)
8 — — — 122 1,552 696
— — — — — — —
59,559 — — — — 317,276 —
— — (93,907) — — — —
— (73,883) (24,660) — 23 — 865
126,475 — — — — — —
3,247,363 21,978,474 28,964,311 (11,992,791) 17,448,453 62,255,945 107,998,526
1,558,552 — 2,505 — 574 — 1,257
— — — — — — —
61,031 — — — — 18,594 —
— — 138,339 — — — —
— (8,399) 1,473 — 2 — —
— (78,052) — — — — —
1,773,021 21,415,976 43,935,585 (14,485,671) 20,273,306 68,203,953 134,918,240
$9,265,499 $21,659,288 $44,643,541 $(11,740,579) $20,120,715 $75,433,070 $138,263,802

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
12/31/2020 12/31/2019 12/31/2020 12/31/2019
Operations
Net investment income/(loss) $14,264,333 $17,044,333 $724,950 $913,129
Net realized gains/(losses) 77,151,151 93,534,190 4,476,009 20,497,762
Change in net unrealized appreciation/(depreciation) 174,185,262 207,306,313 21,382,505 7,370,330
Net Change in Net Assets Resulting From Operations
265,600,746 317,884,836 26,583,464 28,781,221
Distributions to Shareholders
From net investment income/net realized gains (119,274,260) (117,385,069) (21,530,926) (5,265,108)
Total Distributions to Shareholders
(119,274,260) (117,385,069) (21,530,926) (5,265,108)
Capital Stock Transactions
Sold 44,054,133 51,514,463 5,034,640 5,853,092
Distributions reinvested 119,274,260 117,385,069 21,530,926 5,265,108
Redeemed (92,153,387) (74,190,002) (11,291,956) (10,748,594)
Total Capital Stock Transactions 71,175,006 94,709,530 15,273,610 369,606
Net Increase/(Decrease) in Net Assets 217,501,492 295,209,297 20,326,148 23,885,719
Net Assets, Beginning of Period 1,553,556,088 1,258,346,791 120,739,930 96,854,211
Net Assets, End of Period $1,771,057,580 $1,553,556,088 $141,066,078 $120,739,930
Capital Stock Share Transactions
Sold 2,908,071 3,088,997 341,163 381,843
Distributions reinvested 7,845,700 7,288,418 1,630,748 348,526
Redeemed (5,571,062) (4,447,791) (764,965) (705,361)
Total Capital Stock Share Transactions
5,182,709 5,929,624 1,206,946 25,008
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio Diversified Income Plus Portfolio
ESG Index
Portfolio Global Stock Portfolio
12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020
(a)
12/31/2020 12/31/2019
$10,682,603 $11,639,512 $24,410,272 $25,837,391 $54,446 $11,475,787 $18,161,484
2,645,971 2,826,691 (1,516,285) 7,883,807 173,370 45,825,077 112,643,706
23,837,487 51,096,305 32,522,398 61,901,732 1,468,464 115,877,246 93,083,194
37,166,061 65,562,508 55,416,385 95,622,930 1,696,280 173,178,110 223,888,384
(14,277,653) (35,016,703) (31,633,268) (44,666,489) (145,047) (133,980,978) (80,794,741)
(14,277,653) (35,016,703) (31,633,268) (44,666,489) (145,047) (133,980,978) (80,794,741)
8,594,518 23,180,958 24,698,178 62,991,310 11,747,571 2,983,025 5,524,271
14,277,653 35,016,703 31,633,268 44,666,489 145,047 133,980,978 80,794,741
(36,361,882) (29,425,722) (60,087,722) (25,550,578) (5,952,648) (37,313,603) (29,764,966)
(13,489,711) 28,771,939 (3,756,276) 82,107,221 5,939,970 99,650,400 56,554,046
9,398,697 59,317,744 20,026,841 133,063,662 7,491,203 138,847,532 199,647,689
445,249,680 385,931,936 819,275,931 686,212,269 – 1,183,153,297 983,505,608
$454,648,377 $445,249,680 $839,302,772 $819,275,931 $7,491,203 $1,322,000,829 $1,183,153,297
605,985 1,576,919 3,025,480 7,733,292 1,089,380 247,316 416,793
1,028,827 2,455,675 4,070,263 5,612,849 11,424 11,515,736 6,236,424
(2,536,092) (1,989,233) (7,662,617) (3,162,540) (510,817) (2,999,807) (2,235,986)
(901,280) 2,043,361 (566,874) 10,183,601 589,987 8,763,245 4,417,231

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government Bond Portfolio High Yield Portfolio
For the periods ended
12/31/2020 12/31/2019 12/31/2020 12/31/2019
Operations
Net investment income/(loss) $3,117,564 $3,982,399 $43,974,977 $47,547,176
Net realized gains/(losses) 4,656,485 3,537,011 (40,293,906) (11,340,480)
Change in net unrealized appreciation/(depreciation) 5,632,314 2,813,659 18,816,347 76,875,591
Net Change in Net Assets Resulting From Operations
13,406,363 10,333,069 22,497,418 113,082,287
Distributions to Shareholders
From net investment income/net realized gains (3,115,558) (3,982,398) (44,656,155) (47,788,340)
Total Distributions to Shareholders
(3,115,558) (3,982,398) (44,656,155) (47,788,340)
Capital Stock Transactions
Sold 62,902,780 14,761,747 13,872,285 18,408,557
Issued in connection with merger – – – –
Distributions reinvested 3,115,558 3,982,398 44,656,155 47,788,340
Redeemed (19,482,951) (21,518,338) (27,986,879) (37,695,245)
Total Capital Stock Transactions 46,535,387 (2,774,193) 30,541,561 28,501,652
Net Increase/(Decrease) in Net Assets 56,826,192 3,576,478 8,382,824 93,795,599
Net Assets, Beginning of Period 183,142,814 179,566,336 890,099,132 796,303,533
Net Assets, End of Period $239,969,006 $183,142,814 $898,481,956 $890,099,132
Capital Stock Share Transactions
Sold 5,376,005 1,343,129 3,098,697 3,904,641
Issued in connection with merger – – – –
Distributions reinvested 266,385 362,267 10,034,674 10,165,361
Redeemed (1,673,417) (1,961,132) (6,450,069) (8,025,766)
Total Capital Stock Share Transactions
3,968,973 (255,736) 6,683,302 6,044,236
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Portfolio International Allocation Portfolio
International
Index Portfolio Large Cap Growth Portfolio
12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020
(a)
12/31/2020 12/31/2019
$53,248,696 $53,154,019 $24,518,358 $42,916,662 $1,261,259 $3,536,902 $5,396,760
56,697,712 19,932,301 (93,707,526) 29,996,015 1,978,858 262,105,372 97,342,021
88,611,597 125,460,635 105,915,499 256,950,400 32,204,147 395,816,107 278,534,274
198,558,005 198,546,955 36,726,331 329,863,077 35,444,264 661,458,381 381,273,055
(60,819,458) (53,164,728) (78,655,114) (56,275,063) (2,792,648) (103,862,213) (158,086,659)
(60,819,458) (53,164,728) (78,655,114) (56,275,063) (2,792,648) (103,862,213) (158,086,659)
122,830,850 43,831,845 5,125,222 10,148,399 126,532,978 65,014,894 39,253,551
– – – – – 330,659,253 –
60,819,458 53,164,728 78,655,114 56,275,063 2,792,648 103,862,213 158,086,659
(12,223,463) (36,988,185) (140,471,115) (40,568,947) (21,303,358) (104,437,979) (115,959,966)
171,426,845 60,008,388 (56,690,779) 25,854,515 108,022,268 395,098,381 81,380,244
309,165,392 205,390,615 (98,619,562) 299,442,529 140,673,884 952,694,549 304,566,640
1,665,800,234 1,460,409,619 1,922,173,427 1,622,730,898 – 1,486,397,579 1,181,830,939
$1,974,965,626 $1,665,800,234 $1,823,553,865 $1,922,173,427 $140,673,884 $2,439,092,128 $1,486,397,579
11,055,980 4,240,195 596,720 1,065,230 12,899,611 1,484,694 1,008,600
– – – – – 6,308,738 –
5,536,993 5,183,361 9,206,428 5,871,833 220,667 2,323,877 4,292,987
(1,168,875) (3,596,254) (17,138,874) (4,225,035) (2,004,673) (2,203,373) (2,989,859)
15,424,098 5,827,302 (7,335,726) 2,712,028 11,115,605 7,913,936 2,311,728

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio
For the periods ended
12/31/2020 12/31/2019 12/31/2020 12/31/2019
Operations
Net investment income/(loss) $22,361,522 $19,710,298 $28,796,848 $31,141,227
Net realized gains/(losses) 7,360,017 3,410,403 78,081,202 33,420,070
Change in net unrealized appreciation/(depreciation) 185,677,265 267,908,961 (29,427,620) 282,993,917
Net Change in Net Assets Resulting From Operations
215,398,804 291,029,662 77,450,430 347,555,214
Distributions to Shareholders
From net investment income/net realized gains (22,299,960) (23,100,732) (65,039,448) (98,113,964)
Total Distributions to Shareholders
(22,299,960) (23,100,732) (65,039,448) (98,113,964)
Capital Stock Transactions
Sold 25,184,854 58,212,927 16,002,816 14,277,383
Distributions reinvested 22,299,960 23,100,732 65,039,448 98,113,964
Redeemed (84,235,488) (53,387,106) (21,738,170) (21,623,722)
Total Capital Stock Transactions (36,750,674) 27,926,553 59,304,094 90,767,625
Net Increase/(Decrease) in Net Assets 156,348,170 295,855,483 71,715,076 340,208,875
Net Assets, Beginning of Period 1,227,295,958 931,440,475 1,767,389,691 1,427,180,816
Net Assets, End of Period $1,383,644,128 $1,227,295,958 $1,839,104,767 $1,767,389,691
Capital Stock Share Transactions
Sold 607,960 1,454,134 966,271 793,771
Distributions reinvested 524,496 582,369 4,121,742 5,603,150
Redeemed (1,891,057) (1,329,255) (1,316,246) (1,197,567)
Total Capital Stock Share Transactions
(758,601) 707,248 3,771,767 5,199,354
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Limited Maturity Bond Portfolio Low Volatility Equity Portfolio
Mid Cap Growth
Portfolio Mid Cap Index Portfolio
12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020
(a)
12/31/2020 12/31/2019
$21,395,188 $23,955,803 $762,854 $587,340 $(46,146) $6,026,259 $6,206,686
1,219,162 (7,054,331) (960,176) 344,419 416,231 3,857,256 10,482,427
17,987,314 25,641,946 1,073,816 5,083,957 4,949,107 54,934,443 82,924,021
40,601,664 42,543,418 876,494 6,015,716 5,319,192 64,817,958 99,613,134
(21,462,288) (24,100,033) (989,231) (362,765) (200,159) (19,223,749) (32,626,762)
(21,462,288) (24,100,033) (989,231) (362,765) (200,159) (19,223,749) (32,626,762)
183,653,008 37,652,980 9,852,607 18,419,909 30,007,885 16,874,031 33,456,236
21,462,288 24,100,033 989,231 362,765 200,159 19,223,749 32,626,762
(28,520,878) (32,190,675) (7,866,707) (3,226,537) (5,582,167) (31,279,510) (17,787,210)
176,594,418 29,562,338 2,975,131 15,556,137 24,625,877 4,818,270 48,295,788
195,733,794 48,005,723 2,862,394 21,209,088 29,744,910 50,412,479 115,282,160
949,223,952 901,218,229 43,127,892 21,918,804 – 494,639,651 379,357,491
$1,144,957,746 $949,223,952 $45,990,286 $43,127,892 $29,744,910 $545,052,130 $494,639,651
18,377,613 3,805,327 814,298 1,524,878 2,499,942 1,087,870 1,883,050
2,156,011 2,441,146 85,174 30,216 13,505 1,237,169 1,922,116
(2,891,909) (3,267,869) (670,751) (272,470) (506,557) (1,886,779) (999,842)
17,641,715 2,978,604 228,721 1,282,624 2,006,890 438,260 2,805,324

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio
Mid Cap Value
Portfolio
For the periods ended
12/31/2020 12/31/2019 12/31/2020
(a)
Operations
Net investment income/(loss) $6,184,831 $9,106,675 $38,419
Net realized gains/(losses) 146,398,112 66,563,863 168,272
Change in net unrealized appreciation/(depreciation) 248,837,926 327,594,358 1,377,522
Net Change in Net Assets Resulting From Operations
401,420,869 403,264,896 1,584,213
Distributions to Shareholders
From net investment income/net realized gains (72,800,955) (176,267,786) (102,444)
Total Distributions to Shareholders
(72,800,955) (176,267,786) (102,444)
Capital Stock Transactions
Sold 9,445,129 25,026,613 7,894,937
Distributions reinvested 72,800,955 176,267,786 102,444
Redeemed (72,086,393) (57,178,112) (3,242,773)
Total Capital Stock Transactions 10,159,691 144,116,287 4,754,608
Net Increase/(Decrease) in Net Assets 338,779,605 371,113,397 6,236,377
Net Assets, Beginning of Period 1,921,455,658 1,550,342,261 –
Net Assets, End of Period $2,260,235,263 $1,921,455,658 $6,236,377
Capital Stock Share Transactions
Sold 582,827 1,308,297 746,301
Distributions reinvested 4,268,148 9,904,465 7,833
Redeemed (3,975,650) (3,033,022) (277,289)
Total Capital Stock Share Transactions
875,325 8,179,740 476,845
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020 12/31/2019
$170,576,200 $196,470,984 $89,181,243 $101,022,258 $101,991,926 $118,912,769 $634,014 $3,331,983
485,709,263 442,052,516 310,129,837 371,779,289 166,746,532 174,234,550 8,572 4,873
660,537,919 1,072,314,929 505,574,269 786,435,373 262,045,105 424,955,554 – –
1,316,823,382 1,710,838,429 904,885,349 1,259,236,920 530,783,563 718,102,873 642,586 3,336,856
(632,227,863) (637,493,993) (486,522,362) (461,070,483) (284,132,136) (238,889,921) (635,749) (3,331,983)
(632,227,863) (637,493,993) (486,522,362) (461,070,483) (284,132,136) (238,889,921) (635,749) (3,331,983)
9,113,038 30,062,895 11,762,933 45,454,686 62,724,551 50,591,254 214,606,424 82,805,039
632,227,863 637,493,993 486,522,362 461,070,483 284,132,136 238,889,921 635,749 3,331,983
(776,850,929) (630,395,440) (486,064,281) (357,698,583) (250,337,339) (268,509,132) (102,097,675) (65,047,648)
(135,510,028) 37,161,448 12,221,014 148,826,586 96,519,348 20,972,043 113,144,498 21,089,374
549,085,491 1,110,505,884 430,584,001 946,993,023 343,170,775 500,184,995 113,151,335 21,094,247
10,455,441,243 9,344,935,359 6,746,156,528 5,799,163,505 5,313,349,385 4,813,164,390 199,100,812 178,006,565
$11,004,526,734 $10,455,441,243 $7,176,740,529 $6,746,156,528 $5,656,520,160 $5,313,349,385 $312,252,147 $199,100,812
604,341 2,047,942 778,341 2,874,253 4,581,843 3,758,997 214,606,424 82,805,039
44,513,058 44,540,443 32,872,244 30,036,774 21,443,287 18,023,579 635,749 3,331,983
(52,790,660) (42,980,728) (31,103,139) (22,636,409) (18,363,895) (19,927,147) (102,097,675) (65,047,648)
(7,673,261) 3,607,657 2,547,446 10,274,618 7,661,235 1,855,429 113,144,498 21,089,374

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multidimensional Income
Portfolio
Opportunity Income Plus
Portfolio
For the periods ended
12/31/2020 12/31/2019 12/31/2020 12/31/2019
Operations
Net investment income/(loss) $991,135 $854,209 $7,492,478 $7,755,996
Net realized gains/(losses) (455,452) (198,075) (3,093,925) 337,655
Change in net unrealized appreciation/(depreciation) 727,396 2,245,178 4,866,946 7,258,608
Net Change in Net Assets Resulting From Operations
1,263,079 2,901,312 9,265,499 15,352,259
Distributions to Shareholders
From net investment income/net realized gains – (896,606) (7,497,706) (7,806,071)
From return of capital – (90,261) – –
Total Distributions to Shareholders
– (986,867) (7,497,706) (7,806,071)
Capital Stock Transactions
Sold 5,583,676 10,126,473 34,166,228 48,388,707
Distributions reinvested – 986,867 7,497,706 7,806,071
Redeemed (4,720,085) (5,180,445) (26,379,968) (15,406,734)
Total Capital Stock Transactions 863,591 5,932,895 15,283,966 40,788,044
Net Increase/(Decrease) in Net Assets 2,126,670 7,847,340 17,051,759 48,334,232
Net Assets, Beginning of Period 25,892,010 18,044,670 221,150,633 172,816,401
Net Assets, End of Period $28,018,680 $25,892,010 $238,202,392 $221,150,633
Capital Stock Share Transactions
Sold 567,344 1,019,513 3,419,353 4,821,639
Distributions reinvested – 98,695 759,882 779,512
Redeemed (509,467) (526,480) (2,723,373) (1,542,285)
Total Capital Stock Share Transactions
57,877 591,728 1,455,862 4,058,866

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Partner Emerging Markets
Equity Portfolio Partner Healthcare Portfolio Real Estate Securities Portfolio Small Cap Growth Portfolio
12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020 12/31/2019
$243,312 $1,802,577 $707,956 $883,230 $2,745,092 $3,490,915 $(152,591) $(58,723)
(476,047) (53,354) 14,828,957 2,046,685 (2,492,880) 1,824,888 2,824,277 (275,450)
21,892,023 14,474,823 29,106,628 48,671,867 (11,992,791) 38,741,019 17,449,029 3,826,375
21,659,288 16,224,046 44,643,541 51,601,782 (11,740,579) 44,056,821 20,120,715 3,492,202
(1,900,566) (668,906) (3,002,092) (940,425) (3,438,536) (4,023,223) – –
– – – – – – – –
(1,900,566) (668,906) (3,002,092) (940,425) (3,438,536) (4,023,223) – –
2,899,044 4,709,969 12,954,253 8,986,241 3,878,687 9,366,201 33,761,816 13,161,540
1,900,566 668,906 3,002,092 940,425 3,438,536 4,023,223 – –
(13,582,057) (12,342,566) (18,295,594) (19,735,427) (19,885,352) (14,977,118) (5,274,384) (4,793,573)
(8,782,447) (6,963,691) (2,339,249) (9,808,761) (12,568,129) (1,587,694) 28,487,432 8,367,967
10,976,275 8,591,449 39,302,200 40,852,596 (27,747,244) 38,445,904 48,608,147 11,860,169
92,355,024 83,763,575 245,191,520 204,338,924 198,344,092 159,898,187 22,178,351 10,318,182
$103,331,299 $92,355,024 $284,493,720 $245,191,520 $170,596,848 $198,344,092 $70,786,498 $22,178,351
215,351 352,604 514,257 433,683 154,806 348,403 2,421,728 1,204,984
146,409 49,288 120,463 44,489 144,472 153,985 – –
(994,110) (923,663) (752,850) (931,131) (809,279) (567,277) (419,425) (440,249)
(632,350) (521,771) (118,130) (452,959) (510,001) (64,889) 2,002,303 764,735

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Small Cap Index Portfolio Small Cap Stock Portfolio
For the periods ended
12/31/2020 12/31/2019 12/31/2020 12/31/2019
Operations
Net investment income/(loss) $7,229,117 $7,108,302 $3,345,562 $4,013,856
Net realized gains/(losses) 5,929,414 24,769,209 26,918,457 63,599,343
Change in net unrealized appreciation/(depreciation) 62,274,539 80,368,433 107,999,783 73,001,779
Net Change in Net Assets Resulting From Operations
75,433,070 112,245,943 138,263,802 140,614,978
Distributions to Shareholders
From net investment income/net realized gains (32,023,582) (49,096,841) (67,439,993) (70,926,922)
Total Distributions to Shareholders
(32,023,582) (49,096,841) (67,439,993) (70,926,922)
Capital Stock Transactions
Sold 63,537,136 77,572,572 9,644,679 8,746,524
Distributions reinvested 32,023,582 49,096,841 67,439,993 70,926,922
Redeemed (49,732,687) (33,491,923) (28,627,074) (24,175,319)
Total Capital Stock Transactions 45,828,031 93,177,490 48,457,598 55,498,127
Net Increase/(Decrease) in Net Assets 89,237,519 156,326,592 119,281,407 125,186,183
Net Assets, Beginning of Period 640,505,962 484,179,369 636,048,963 510,862,780
Net Assets, End of Period $729,743,481 $640,505,962 $755,330,370 $636,048,963
Capital Stock Share Transactions
Sold 3,975,633 4,282,640 596,804 465,011
Distributions reinvested 2,251,123 2,962,942 4,631,772 3,978,512
Redeemed (3,168,248) (1,882,250) (1,757,237) (1,271,347)
Total Capital Stock Share Transactions
3,058,508 5,363,332 3,471,339 3,172,176

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 32 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, nineteen equity Portfolios, five fixed-income
Portfolios, and one money market Portfolio. The assets of each
Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent Financial" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
Mergers
— At a meeting held on August 24, 2020, contractholders of Thrivent Partner Growth Stock Portfolio (the “Target Portfolio”) approved the merger of the Target Portfolio into Thrivent Large Cap Growth Portfolio (the “Acquiring Portfolio”).  The merger occurred at the close of business on August 31, 2020. Acquisition of the assets and liabilities of the Target Portfolio by the Acquiring Portfolio was followed by the distribution of the Acquiring Portfolio's shares to the Target Portfolio's contractholders. The shares issued of the Acquiring Portfolio are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 31, 2020, the net assets of the Target Portfolio were comprised of the following:
Assuming the merger had been completed on January 1, 2020, the Acquiring Portfolio's pro-forma results of operations for the period ended December 31, 2020 would be the following:
The financial statements reflect the operations of the Acquiring Portfolio for the period prior to the merger and the combined Portfolios for the period subsequent to the merger.  Because the combined Portfolios have been managed as a single Portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner Growth Stock Portfolio that have been included in the Acquiring Portfolio's Statement of Operations since the merger was completed.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity,
Portfolio Description Net Assets as of August 31, 2020
Large Cap Growth Acquiring Portfolio $2,047,020,669
Partner Growth Stock Target Portfolio  $330,659,253
Large Cap Growth After Acquisition  $2,377,679,922
Target Portfolio
Unrealized
Appreciation/
(Depreciation)
Undistributed Net
Investment Income
Accumulated Net
Realized Gains/
(Losses)
 Capital
 Stock
Partner Growth Stock  $185,088,259 $(351,226) $(546,322)  $146,468,542
Acquiring Portfolio
Net Change
in Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)
on Investments
Net Increase in
Net Assets from
Operations
 Large Cap Growth $465,402,100 $3,303,360 $268,586,651 $737,292,111

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (“Committee”) that
is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of December 31, 2020, open
U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2017 through 2020. Additionally, as of
December 31, 2020, the tax year ended December 31, 2016 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.
As of December 31, 2020, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond Portfolio, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Money
Market Portfolio and Opportunity Income Plus Portfolio; and
declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market
Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the year ended December 31, 2020, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or manage the duration of the Portfolio.
During the year ended December 31, 2020, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on interest rate futures to hedge interest rate risk and/or manage the duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the Money
Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended December 31, 2020, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the year ended December 31, 2020, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Opportunity Income Plus, and Small Cap
Index used equity futures to manage exposure to the equities market.
During the year ended December 31, 2020, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Global Stock,
International Allocation, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the year ended December 31, 2020, Partner
Healthcare used foreign currency forward contracts in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of
the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended December 31, 2020, Balanced Income Plus,
Diversified Income Plus, High Yield, Income, Limited Maturity Bond,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap
agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The
Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 25,000,000 – 25,000,000 25,000,000 – – –

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Options Written 5,696 – 5,696 5,696 – – –
Securities Lending 18,860,605 – 18,860,605 18,271,123 – – 589,482
(^)
All Cap
Securities Lending 104,550 – 104,550 101,218 – – 3,332
(^)
Balanced Income Plus
Securities Lending 2,697,403 – 2,697,403 2,633,153 – – 64,250
(^)
Diversified Income Plus
Securities Lending 4,932,510 – 4,932,510 4,805,596 – – 126,914
(^)
Global Stock
Securities Lending 14,445,286 – 14,445,286 13,966,233 – – 479,053
(^)
Government Bond
Options Written 9,967 – 9,967 9,967 – – –
Securities Lending 1,374,750 – 1,374,750 1,329,472 – – 45,278
(^)
High Yield
Securities Lending 20,946,004 – 20,946,004 20,191,786 – – 754,218
(^)
Income
Securities Lending 16,431,800 – 16,431,800 16,061,072 – – 370,728
(^)
International Allocation
Securities Lending 5,999,724 – 5,999,724 5,744,752 – – 254,972
(^)
Large Cap Growth
Securities Lending 8,370,405 – 8,370,405 8,058,388 – – 312,017
(^)
Large Cap Index
Securities Lending 2,528,844 – 2,528,844 2,463,051 – – 65,793
(^)
Large Cap Value
Securities Lending 24,924,365 – 24,924,365 24,666,179 – – 258,186
(^)
Limited Maturity Bond
Securities Lending 1,839,740 – 1,839,740 1,794,813 – – 44,927
(^)
Low Volatility Equity
Securities Lending 158,900 – 158,900 150,669 – – 8,231
(^)
Mid Cap Growth
Securities Lending 949,490 – 949,490 912,461 – – 37,029
(^)
Mid Cap Index
Securities Lending 5,987,385 – 5,987,385 5,798,802 – – 188,583
(^)
Mid Cap Stock
Securities Lending 61,950,700 – 61,950,700 60,693,588 – – 1,257,112
(^)
Mid Cap Value
Securities Lending 198,810 – 198,810 198,810 – – –
Moderate Allocation
Options Written 190,804 – 190,804 190,804 – – –
Securities Lending 69,785,479 – 69,785,479 67,226,942 – – 2,558,537
(^)
Moderately Aggressive
Allocation
Options Written 68,348 – 68,348 68,348 – – –
Securities Lending 59,724,799 – 59,724,799 57,678,488 – – 2,046,311
(^)
Moderately Conservative
Allocation
Options Written 149,511 – 149,511 149,511 – – –
Securities Lending 26,088,711 – 26,088,711 25,252,664 – – 836,047
(^)
Multidimensional Income
Securities Lending 172,948 – 172,948 168,616 – – 4,332
(^)

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
As of December 31, 2020, the value of securities on loan is as follows:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Opportunity Income Plus
Securities Lending 452,062 – 452,062 439,702 – – 12,360
(^)
Small Cap Growth
Securities Lending 3,990,806 – 3,990,806 3,890,621 – – 100,185
(^)
Small Cap Index
Securities Lending 28,655,250 – 28,655,250 27,714,301 – – 940,949
(^)
Small Cap Stock
Securities Lending 21,115,150 – 21,115,150 20,595,473 – – 519,677
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Portfolio Securities on Loan
Aggressive Allocation $ 18,271,123
All Cap 101,218
Balanced Income Plus 2,633,153
Diversified Income Plus 4,805,596
Global Stock 13,966,233
Government Bond 1,329,472
High Yield 20,191,786
Income 16,061,072
International Allocation 5,744,752
Large Cap Growth 8,058,388
Large Cap Index 2,463,051
Large Cap Value 24,666,179

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended December 31, 2020, Money
Market Portfolio engaged in this type of investment.
Equity-Linked Structured Securities
— Certain Portfolios may
invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option.
There is no guaranteed return of principal with these securities.
The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the year ended December 31, 2020, none of the Portfolios engaged in these types of transactions.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Portfolios may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base
Portfolio Securities on Loan
Limited Maturity Bond 1,794,813
Low Volatility Equity 150,669
Mid Cap Growth 912,461
Mid Cap Index 5,798,802
Mid Cap Stock 60,693,588
Mid Cap Value 199,503
Moderate Allocation 67,226,942
Moderately Aggressive Allocation 57,678,488
Moderately Conservative Allocation 25,252,664
Multidimensional Income 168,616
Opportunity Income Plus 439,702
Small Cap Growth 3,890,621
Small Cap Index 27,714,301
Small Cap Stock 20,595,473

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded. A
Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.  During the year ended December 31, 2020, none of the Portfolios engaged in these types of investments.
Loss Contingencies
— Thrivent Balanced Income Plus
Portfolio and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured
Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions were consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the
Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. The district court has dismissed the claims, but the dismissals are on appeal. If the plaintiffs are successful with their claims, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does
not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Portfolio (with the exception of Money
Market Portfolio) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank
Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.
Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating
Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 28, 2021 unless extended by mutual agreement of State Street Bank and
Trust Company and the Portfolios. The Portfolios had no borrowings during the year ended December 31, 2020.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the Financial Accounting Standards Board (FASB)
issued Accounting Standards Update (ASU) No. 2020-04 Reference
Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the
London Interbank Offered Rate (LIBOR) and other reference rates expected to be discontinued. The ASU No. 2020-04 was effective immediately upon release of the standard on March 12, 2020 and can be applied prospectively through to December 31, 2022. At this time, management is evaluating implications of these changes on financial statement disclosures.
In-kind Contributions
—  During November 2020, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, and Moderate
Allocation Portfolio contributed securities in-kind to Thrivent Core International Equity Fund. As a result of the in-kind contribution, Thrivent
Core International Equity Fund issued shares at the per share net asset value on the date of contribution. For financial reporting purposes, the contributing portfolio recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. The realized gains or losses below are included in the Statement of Operations of the contributing portfolio as net realized gains/losses on in-kind contributions. These in-kind transactions were conducted at market value. The transactions were as follows:
Under the Internal Revenue Code, the contributing Portfolios and Thrivent Core International Equity Fund are related parties and losses on the in-kind contributions are deferred until the contributed securities are sold to an unrelated taxpayer. Gains on these in-kind contributions are recognized for tax purposes in the year of the contribution.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Contributing Portfolio
Contribution
 Date
Shares
Received
Net Asset
Value
per Share
In-Kind
Amount
Realized
Gain/(Loss)
Balanced Income Plus Portfolio  11/20/2020 $5,303,097 $9.52 $50,485,480 $5,187,463
Diversified Income Plus Portfolio 11/10/2020 $5,386,122 $9.27 $49,929,355  $4,067,353
Moderate Allocation Portfolio 11/06/2020 $2,269,577 $9.09 $20,630,459  $2,011,337
Totals $12,958,796 $121,045,294 $11,266,153
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500%  0.500%
Partner Emerging Markets   0.950% 0.950% 0.900%  0.850%
Partner Healthcare  0.900%  0.850% 0.800%   0.750%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.
International Allocation Portfolio
The Adviser has entered into a subadvisory agreement
with Goldman Sachs Asset Management, LP ("GSAM") for the
performance of subadvisory services. The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.
Partner Emerging Markets Equity Portfolio
The Adviser has entered into a subadvisory agreement with
Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable to Aberdeen is equal to
0.75% of the first $100 million of average daily net assets, 0.70%
of the next $150 million and 0.65% of average daily net assets over
$250 million.
Partner Healthcare Portfolio
The Adviser has entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance of subadvisory services.  The fee payable to BlackRock is equal to
0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
Expense Reimbursements
— For the year ended December 31,
2020, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the year ended December 31, 2020, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
1
Expense waiver changed from 0.97% to 0.94% effective 4/30/2020.
Thrivent Asset Management has voluntarily agreed to reimburse certain portfolio level expenses for Money Market Portfolio to the extent necessary in order to maintain a minimum annualized net yield of 0.00%.
Expense reimbursements are accrued daily and paid by Thrivent
Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.
Each of the four Asset Allocation Portfolios paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, and through at least April
30, 2021, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Portfolios and the Adviser. For the year ended December 31,
2020, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.16% 4/30/2021
 Moderate Allocation 0.17% 4/30/2021
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Portfolio
Expense
Reimbursement
Expiration
Date
Partner Healthcare 0.05% 4/30/2021
Portfolio
Expense
Limit
Expiration
Date
ESG Index 0.38% 4/30/2021
International Index 0.46% 4/30/2021
Low Volatility Equity 0.80% 4/30/2021
Mid Cap Growth 0.85% 4/30/2021
Mid Cap Value 0.90% 4/30/2021
Multidimensional Income 0.95% 4/30/2021
Partner Emerging Markets Equity 1.20% 4/30/2021
Small Cap Growth
1
0.94% 4/30/2021
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

Moderately Aggressive Allocation 0.20% 4/30/2021
Moderately Conservative Allocation 0.13% 4/30/2021
Subject to certain limitations, all Portfolios in the Fund except for
Money Market Portfolio may invest cash in other Portfolios in the
Fund, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent
Cash Management Trust. There are no advisory fees for Thrivent
Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent Financial to provide certain accounting and administrative personnel and services to the
Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the year ended December
31, 2020, Thrivent Financial received aggregate fees for accounting and administrative personnel and services of $9,137,421 from the
Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the year ended
December 31, 2020, Thrivent Investor Services received $156,722 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market Portfolio is not eligible for the deferred plan. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the designated Portfolios of the Fund. Their fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $949,584 in fees from the Fund for the year ended
December 31, 2020. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial, however, they receive no compensation from the Fund. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios. The
Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these Funds. This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.
Interfund Lending
—
The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the  year ended
December 31, 2020, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, amortization of callable bonds, and related party transactions.
At the end of the fiscal year, reclassifications between net asset amounts are made for differences that are permanent in nature.
These permanent differences primarily relate to the tax treatment of partnerships, sales of passive foreign investment companies, and contingent debt.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
At December 31, 2020, the following Portfolios had accumulated capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2020, capital loss carryovers utilized by the
Portfolios were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and 2019 was as follows:
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation $26 $(26)
Balanced Income Plus 69 (69)
Diversified Income Plus 273 (273)
Global Stock 62 (62)
International Allocation (250,919) 250,919
Large Cap Growth 31 (31)
Large Cap Value 392 (392)
Moderate Allocation 85 (85)
Moderately Aggressive
Allocation 33 (33)
Moderately Conservative
Allocation 61 (61)
Money Market (8,572) 8,572
Multidimensional Income 5,074 (5,074)
Partner Emerging Markets
Equity 260,498 (260,498)
Real Estate Securities 103 (103)
Small Cap Growth 5,255 (5,255)
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $ 26,935,388 $ 64,956,278
All Cap 1,477,962 3,804,691
Balanced Income Plus 12,838,315 4,023,676
Diversified Income Plus 25,905,218 –
ESG Index 83,524 –
Global Stock 23,237,481 36,920,677
Government Bond 1,567,030 3,024,833
High Yield 435,871 –
Income 27,108,107 28,720,414
International Allocation 30,966,296 –
International Index 872,482 470,955
Large Cap Growth 48,206,911 218,083,144
Large Cap Index 22,810,250 6,181,837
Large Cap Value 27,992,194 78,156,681
Limited Maturity Bond 611,797 –
Low Volatility Equity 790,195 –
Mid Cap Growth 178,857 4
Mid Cap Index 7,503,068 6,263,704
Mid Cap Stock 16,273,556 135,858,736
Mid Cap Value 105,243 –
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Moderate Allocation 268,927,897 395,061,932
Moderately Aggressive
Allocation 120,612,411 273,879,149
Moderately Conservative
Allocation 146,088,234 128,823,521
Multidimensional Income 1,055,248 –
Opportunity Income Plus 23,276 –
Partner Emerging Markets
Equity 178,760 –
Partner Healthcare 4,645,068 11,235,964
Real Estate Securities 2,737,866 –
Small Cap Growth 1,705,894 716,062
Small Cap Index 7,747,595 5,701,621
Small Cap Stock 7,092,544 26,814,511
#
Undistributed ordinary income includes income derived from
short-term capital gains.
Portfolio
Capital Loss
Carryover
High Yield $ 79,612,399
International Allocation 88,311,637
Limited Maturity Bond 3,591,637
Low Volatility Equity 976,767
Multidimensional Income 736,025
Opportunity Income Plus 5,656,145
Partner Emerging Markets
Equity 6,488,342
Real Estate Securities 3,853,372
Portfolio
Capital Loss
Carryover
Government Bond $1,359,444
Limited Maturity Bond $3,772,367
Small Cap Growth
 $290,641
Ordinary Income
(a)
Long-Term Capital Gains Return of Capital
Portfolio 12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020 12/31/2019
Aggressive Allocation $ 31,613,202 $ 27,213,689 $ 87,661,058 $ 90,171,380 $ — $ —
All Cap 2,792,713 719,480 18,738,213 4,545,628 — —
Balanced Income Plus 12,113,581 13,578,879 2,164,072 21,437,824 — —
Diversified Income Plus 27,550,930 26,898,109 4,082,338 17,768,380 — —
ESG Index 145,047 — — — — —
Global Stock 19,354,788 15,915,796 114,626,190 64,878,945 — —
Government Bond 3,115,558 3,982,398 — — — —
High Yield 44,656,155 47,788,340 — — — —
Income 55,555,578 53,164,728 5,263,880 — — —
International Allocation 51,821,221 41,340,710 26,833,893 14,934,353 — —
International Index 2,511,628 — 281,020 — — —

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

(a) Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2020, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of December 31, 2020, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios, or affiliated funds under specified conditions
Ordinary Income
(a)
Long-Term Capital Gains Return of Capital
Portfolio 12/31/2020 12/31/2019 12/31/2020 12/31/2019 12/31/2020 12/31/2019
Large Cap Growth 5,369,056 25,916,755 98,493,157 132,169,904 — —
Large Cap Index 19,740,603 17,196,224 2,559,357 5,904,508 — —
Large Cap Value 30,644,454 28,758,679 34,394,994 69,355,285 — —
Limited Maturity Bond 21,462,288 24,100,033 — — — —
Low Volatility Equity 859,341 319,607 129,890 43,158 — —
Mid Cap Growth 200,159 — — — — —
Mid Cap Index 6,237,226 7,812,289 12,986,523 24,814,473 — —
Mid Cap Stock 9,086,185 24,501,562 63,714,770 151,766,224 — —
Mid Cap Value 102,444 — — — — —
Moderate Allocation 271,997,586 246,290,156 360,230,277 391,203,837 — —
Moderately Aggressive Allocation 152,672,194 148,355,923 333,850,168 312,714,560 — —
Moderately Conservative Allocation 160,773,839 130,306,729 123,358,297 108,583,192 — —
Money Market 635,749 3,331,983 — — — —
Multidimensional Income — 896,606 — — — 90,261
Opportunity Income Plus 7,497,706 7,806,071 — — — —
Partner Emerging Markets Equity 1,900,566 668,906 — — — —
Partner Healthcare 1,324,014 938,337 1,678,078 2,088 — —
Real Estate Securities 3,438,536 4,023,223 — — — —
Small Cap Index 8,933,712 9,308,930 23,089,870 39,787,911 — —
Small Cap Stock 15,515,069 2,331,093 51,924,924 68,595,829 — —
In thousands
Portfolio Purchases
Sales
Aggressive Allocation $ 573,832 $ 568,867
All Cap 69,013 76,092
Balanced Income Plus 265,547 236,952
Diversified Income Plus 427,950 387,037
ESG Index 13,506 7,668
Global Stock 624,243 611,870
Government Bond 15,797 12,233
High Yield 526,469 498,122
Income 1,055,401 674,961
International Allocation 1,661,306 1,684,187
International Index 134,961 29,817
Large Cap Growth 1,091,659 1,141,408
Large Cap Index 50,669 88,351
Large Cap Value 543,316 524,223
Limited Maturity Bond 504,741 353,247
Low Volatility Equity 34,903 29,814
Mid Cap Growth 28,383 4,573
Mid Cap Index 84,536 83,203
Mid Cap Stock 766,166 783,546
Mid Cap Value 7,163 2,471
Moderate Allocation 2,730,587 3,032,018
Moderately Aggressive Allocation 1,909,072 2,118,342
Moderately Conservative Allocation 1,229,716 1,246,411
Multidimensional Income 17,014 13,992
Opportunity Income Plus 99,516 80,096
Partner Emerging Markets Equity 24,558 35,116
Partner Healthcare 56,203 67,028
Real Estate Securities 27,859 37,572
Small Cap Growth 46,268 18,541
Small Cap Index 176,873 154,190
Small Cap Stock 395,786 416,116
In thousands
Portfolio Purchases Sales
Aggressive Allocation $ 272,196 $ 276,789
Balanced Income Plus 152,639 153,105
Diversified Income Plus 798,754 786,915
Government Bond 562,281 518,438
Income 800,486 991,627
Limited Maturity Bond 1,233,870 1,224,670
Moderate Allocation 7,940,832 8,150,830
Moderately Aggressive Allocation 2,891,225 2,971,782
Moderately Conservative Allocation 6,321,850 6,397,877
Multidimensional Income 920 1,426
Opportunity Income Plus 300,358 299,219
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
High Yield 3 0.01%
Moderate Allocation 1 0.01%
Moderately Aggressive
Allocation 1 0.01%
Moderately Conservative
Allocation 1 0.01%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended December 31, 2020, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transactions were in excess of 0.045% of net assets:
During the year ended December 31, 2020, the following Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act.  These transactions were in excess of 0.045% of net assets:
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance companies not affiliated with Thrivent
Financial, and other Portfolios.
As of December 31, 2020, authorized capital stock consists of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and, except as already included in the Notes to Financial
Statements, has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry.  As of December
31, 2020, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The significance of each risk varies by Portfolio.
Portfolio Purchase Amount
Balanced Income Plus $1,726,694
Diversified Income Plus 1,272,003
Large Cap Index 2,034,120
Mid Cap Index 9,950,714
Multidimensional Income Plus 40,460
Opportunity Income Plus  1,442,219
Small Cap Index 4,772,222
Small Cap Stock 11,992,939
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Aggressive Allocation $3,980,675 $(278,790)
Diversified Income Plus 1,400,326 6,651
Large Cap Index 446,225 (1,302,861)
Mid Cap Index 6,511,938 (5,939,865)
Moderately Aggressive
Allocation 16,969,052 (866,956)
Moderately Conservative
Allocation 13,292,067 (439,500)
Small Cap Index 9,798,894 4,657,782
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
High Yield 500,000,000 0.01
Portfolio Shares Authorized Par Value
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Partner Emerging Markets Equity 100,000,000 0.01
Partner Healthcare 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total
Net
Assets
Government Bond Mortgage-Backed Securities 27.3%
Government Bond U.S. Govt. & Agencies 49.6%
ESG Index Information Technology 27.8%
Income Financials 28.5%
Large Cap Growth Information Technology 37.8%
Large Cap Index Information Technology 27.4%
Mid Cap Growth  Information Technology  29.4%
Partner Healthcare Health Care Equipment 28.8%
Real Estate Securities Specialized REITs 28.7%
Small Cap Growth Information Technology 28.7%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Portfolio to greater risk and increase its costs.
Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The economic and political structures
of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies.
Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Portfolio more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.
Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.
In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks,

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Health Crisis Risk
— The global pandemic outbreak of the
novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Portfolio to process shareholder redemptions, and negatively impact Portfolio performance. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Portfolio investments.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. In addition, the phase out of LIBOR (the offered rate for short-term Eurodollar deposits between major international banks)
by the end of 2021 could lead to increased volatility and illiquidity in certain markets that currently rely on LIBOR to determine interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Other Funds”). From time to time, one or more of the Other Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors. These transactions may affect the Other Funds since Other Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Other Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent
Asset Allocation Portfolios owns a substantial portion of any Other
Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Other Fund may be adversely affected if the Other Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent
Asset Allocation Portfolios may own substantial portions of some
Other Funds, a redemption or reallocation by a Thrivent Asset
Allocation Portfolio away from an Other Fund could cause the Other
Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Portfolio may be exposed to financial
instruments that are tied to LIBOR (London Interbank Offered Rate)
to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans,
derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the
U.K. Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the
administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June
30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Portfolio or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase
or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Master Limited Partnership (“MLP”) Risk
— MLPs are subject
to risks such as limited partner risk, liquidity risk, interest rate risk, and general partner risk.
    • An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
    • The ability to trade on a public exchange or in the over-
the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
    • MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the
Adviser may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Portfolio is dependent, in part, upon the performance of Other Funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation)
as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2020

to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2020 $ 17.49 $ 0.15 $ 2.53 $ 2.68 $ (0.20) $ (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
Year Ended 12/31/2018 17.51 0.18 (1.19) (1.01) (0.12) (1.20)
Year Ended 12/31/2017 14.58 0.11 3.02 3.13 (0.12) (0.08)
Year Ended 12/31/2016 14.19 0.12 1.19 1.31 (0.14) (0.78)
ALL CAP PORTFOLIO
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
Year Ended 12/31/2018 15.54 0.10 (1.54) (1.44) (0.08) (0.78)
Year Ended 12/31/2017 12.99 0.08 2.54 2.62 (0.07) –
Year Ended 12/31/2016 12.94 0.07 0.61 0.68 (0.04) (0.59)
BALANCED INCOME PLUS PORTFOLIO
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
Year Ended 12/31/2018 15.37 0.43 (1.15) (0.72) (0.38) (0.20)
Year Ended 12/31/2017 14.09 0.37 1.26 1.63 (0.35) –
Year Ended 12/31/2016 14.03 0.37 0.57 0.94 (0.37) (0.51)
DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
Year Ended 12/31/2018 8.23 0.28 (0.50) (0.22) (0.25) –
Year Ended 12/31/2017 7.76 0.24 0.48 0.72 (0.25) –
Year Ended 12/31/2016 7.53 0.25 0.27 0.52 (0.27) (0.02)
ESG INDEX PORTFOLIO
Period Ended 12/31/2020
(c)
10.00 0.09 2.86 2.95 (0.09) (0.16)
GLOBAL STOCK PORTFOLIO
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
Year Ended 12/31/2018 14.37 0.21 (1.29) (1.08) (0.18) (0.85)
Year Ended 12/31/2017 12.10 0.17 2.35 2.52 (0.17) (0.08)
Year Ended 12/31/2016 11.63 0.16 0.46 0.62 (0.15) –
GOVERNMENT BOND PORTFOLIO
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
Year Ended 12/31/2018 10.95 0.26 (0.24) 0.02 (0.26) –
Year Ended 12/31/2017 10.85 0.22 0.10 0.32 (0.22) –
Year Ended 12/31/2016 10.89 0.19 (0.02) 0.17 (0.19) (0.02)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects increase from payments to affiliates. Excluding this reimbursement, total return would have been 21.05%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (1.33) $ 18.84 17.14% $ 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(1.32) 15.18 (6.46)% 1,258.3 0.55% 1.09% 0.74% 0.90% 58%
(0.20) 17.51 21.51% 1,312.5 0.58% 0.69% 0.79% 0.48% 63%
(0.92) 14.58 10.11% 1,063.4 0.58% 0.89% 0.79% 0.68% 65%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.86) 13.24 (9.89)% 96.9 0.79% 0.67% 0.79% 0.67% 53%
(0.07) 15.54 20.24% 111.4 0.81% 0.57% 0.81% 0.57% 51%
(0.63) 12.99 5.77% 94.9 0.87% 0.60% 1.14% 0.33% 64%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.58) 14.07 (4.87)% 385.9 0.64% 2.89% 0.64% 2.89% 147%
(0.35) 15.37 11.67% 402.0 0.65% 2.60% 0.65% 2.60% 151%
(0.88) 14.09 7.06% 355.4 0.66% 2.86% 0.66% 2.86% 140%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.25) 7.76 (2.70)% 686.2 0.46% 3.60% 0.46% 3.60% 155%
(0.25) 8.23 9.35% 676.7 0.47% 3.29% 0.47% 3.29% 146%
(0.29) 7.76 7.08% 562.8 0.48% 3.61% 0.48% 3.61% 103%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(1.03) 12.26 (8.33)% 983.5 0.64% 1.51% 0.64% 1.51% 55%
(0.25) 14.37 21.15%
***
1,085.2 0.66% 1.31% 0.66% 1.31% 59%
(0.15) 12.10 5.42% 905.4 0.67% 1.41% 0.67% 1.41% 66%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.26) 10.71 0.18% 179.6 0.45% 2.41% 0.45% 2.41% 388%
(0.22) 10.95 2.96% 199.4 0.45% 2.01% 0.45% 2.01% 422%
(0.21) 10.85 1.49% 194.9 0.46% 1.69% 0.46% 1.69% 349%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
HIGH YIELD PORTFOLIO
Year Ended 12/31/2020 $ 4.79 $ 0.23 $ (0.11) $ 0.12 $ (0.24) $ –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
Year Ended 12/31/2018 4.86 0.27 (0.43) (0.16) (0.27) –
Year Ended 12/31/2017 4.77 0.27 0.08 0.35 (0.26) –
Year Ended 12/31/2016 4.48 0.26 0.29 0.55 (0.26) –
INCOME PORTFOLIO
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
Year Ended 12/31/2018 10.33 0.36 (0.60) (0.24) (0.36) (0.08)
Year Ended 12/31/2017 10.07 0.34 0.28 0.62 (0.34) (0.02)
Year Ended 12/31/2016 9.83 0.35 0.25 0.60 (0.35) (0.01)
INTERNATIONAL ALLOCATION PORTFOLIO
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
Year Ended 12/31/2018 11.02 0.25 (1.88) (1.63) (0.29) (0.31)
Year Ended 12/31/2017 9.09 0.23 1.92 2.15 (0.22) –
Year Ended 12/31/2016 9.00 0.21 0.08 0.29 (0.20) –
INTERNATIONAL INDEX PORTFOLIO
Period Ended 12/31/2020
(c)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
Year Ended 12/31/2018 35.51 0.15 0.89 1.04 (0.15) (1.65)
Year Ended 12/31/2017 27.65 0.13 7.86 7.99 (0.12) (0.01)
Year Ended 12/31/2016 30.90 0.16 (0.80) (0.64) (0.15) (2.46)
LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
Year Ended 12/31/2018 36.96 0.63 (2.28) (1.65) (0.55) (0.24)
Year Ended 12/31/2017 31.04 0.53 6.06 6.59 (0.46) (0.21)
Year Ended 12/31/2016 28.54 0.47 2.78 3.25 (0.56) (0.19)
LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
Year Ended 12/31/2018 18.97 0.30 (1.87) (1.57) (0.25) (0.73)
Year Ended 12/31/2017 16.84 0.27 2.61 2.88 (0.25) (0.50)
Year Ended 12/31/2016 15.52 0.25 2.25 2.50 (0.22) (0.96)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.24) $ 4.67 2.76% $ 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.27) 4.43 (3.39)% 796.3 0.44% 5.77% 0.44% 5.77% 36%
(0.26) 4.86 7.55% 849.3 0.45% 5.54% 0.45% 5.54% 50%
(0.26) 4.77 12.78% 791.1 0.45% 5.65% 0.45% 5.65% 38%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.44) 9.65 (2.33)% 1,460.4 0.44% 3.66% 0.44% 3.66% 108%
(0.36) 10.33 6.29% 1,519.7 0.44% 3.34% 0.44% 3.34% 105%
(0.36) 10.07 6.09% 1,427.4 0.44% 3.44% 0.44% 3.44% 109%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.60) 8.79 (15.39)% 1,622.7 0.86% 2.35% 0.86% 2.35% 75%
(0.22) 11.02 23.84% 2,066.3 0.87% 2.24% 0.91% 2.20% 88%
(0.20) 9.09 3.35% 1,654.7 0.92% 2.40% 0.92% 2.40% 114%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.80) 34.75 2.51% 1,181.8 0.43% 0.38% 0.43% 0.38% 65%
(0.13) 35.51 28.93% 1,195.6 0.44% 0.38% 0.44% 0.38% 59%
(2.61) 27.65 (1.48)% 1,003.1 0.44% 0.55% 0.44% 0.55% 68%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(0.79) 34.52 (4.61)% 931.4 0.24% 1.73% 0.24% 1.73% 4%
(0.67) 36.96 21.46% 944.6 0.25% 1.79% 0.25% 1.79% 3%
(0.75) 31.04 11.68% 691.3 0.25% 1.96% 0.25% 1.96% 3%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.98) 16.42 (8.69)% 1,427.2 0.63% 1.61% 0.63% 1.61% 23%
(0.75) 18.97 17.65% 1,572.7 0.64% 1.53% 0.64% 1.53% 18%
(1.18) 16.84 17.44% 1,348.8 0.64% 1.70% 0.64% 1.70% 22%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2020 $ 9.92 $ 0.21 $ 0.18 $ 0.39 $ (0.21) $ –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
Year Ended 12/31/2018 9.87 0.24 (0.15) 0.09 (0.24) –
Year Ended 12/31/2017 9.81 0.19 0.06 0.25 (0.19) –
Year Ended 12/31/2016 9.72 0.19 0.09 0.28 (0.19) –
LOW VOLATILITY EQUITY PORTFOLIO
Year Ended 12/31/2020 12.84 0.20 0.05 0.25 (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
Year Ended 12/31/2018 10.89 0.15 (0.46) (0.31) 0.00 (0.02)
Year Ended 12/31/2017
(c)
10.00 0.07 0.94 1.01 (0.07) (0.05)
MID CAP GROWTH PORTFOLIO
Period Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
Year Ended 12/31/2018 18.99 0.22 (2.20) (1.98) (0.20) (0.89)
Year Ended 12/31/2017 17.07 0.18 2.47 2.65 (0.16) (0.57)
Year Ended 12/31/2016 15.12 0.16 2.77 2.93 (0.14) (0.84)
MID CAP STOCK PORTFOLIO
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
Year Ended 12/31/2018 20.82 0.12 (2.18) (2.06) (0.07) (1.57)
Year Ended 12/31/2017 19.08 0.07 3.36 3.43 (0.07) (1.62)
Year Ended 12/31/2016 16.73 0.07 4.23 4.30 (0.07) (1.88)
MID CAP VALUE PORTFOLIO
Period Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
Year Ended 12/31/2018 15.07 0.31 (0.94) (0.63) (0.26) (0.52)
Year Ended 12/31/2017 13.64 0.25 1.50 1.75 (0.24) (0.08)
Year Ended 12/31/2016 13.09 0.24 0.88 1.12 (0.23) (0.34)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
Year Ended 12/31/2018 16.40 0.25 (1.15) (0.90) (0.21) (0.79)
Year Ended 12/31/2017 14.32 0.20 2.18 2.38 (0.19) (0.11)
Year Ended 12/31/2016 13.77 0.19 1.14 1.33 (0.20) (0.58)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.21) $ 10.10 4.01% $ 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.24) 9.72 1.02% 901.2 0.44% 2.45% 0.44% 2.45% 66%
(0.19) 9.87 2.62% 905.9 0.45% 1.94% 0.45% 1.94% 64%
(0.19) 9.81 2.84% 884.1 0.45% 1.94% 0.45% 1.94% 59%
(0.27) 12.82 2.19% 46.0 0.80% 1.75% 0.97% 1.58% 70%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
(0.02) 10.56 (2.90)% 21.9 0.80% 1.76% 1.48% 1.08% 52%
(0.12) 10.89 10.10% 10.4 0.80% 1.44% 3.20% (0.96)% 35%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(1.09) 15.92 (11.28)% 379.4 0.26% 1.29% 0.26% 1.29% 19%
(0.73) 18.99 15.98% 395.2 0.27% 1.23% 0.27% 1.23% 18%
(0.98) 17.07 20.43% 287.7 0.30% 1.38% 0.30% 1.38% 19%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
(1.64) 17.12 (10.96)% 1,550.3 0.67% 0.63% 0.67% 0.63% 31%
(1.69) 20.82 18.99% 1,763.3 0.67% 0.37% 0.67% 0.37% 30%
(1.95) 19.08 28.71% 1,491.9 0.68% 0.45% 0.68% 0.45% 23%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
(0.78) 13.66 (4.44)% 9,344.9 0.45% 2.05% 0.62% 1.88% 134%
(0.32) 15.07 12.95% 10,195.6 0.45% 1.75% 0.62% 1.58% 155%
(0.57) 13.64 8.89% 9,261.4 0.46% 1.80% 0.62% 1.64% 159%
(1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
(1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
(1.00) 14.50 (5.90)% 5,799.2 0.46% 1.58% 0.68% 1.36% 91%
(0.30) 16.40 16.79% 6,183.5 0.46% 1.30% 0.69% 1.07% 104%
(0.78) 14.32 10.23% 5,325.7 0.47% 1.41% 0.69% 1.19% 106%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2020 $ 13.86 $ 0.27 $ 1.10 $ 1.37 $ (0.32) $ (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
Year Ended 12/31/2018 13.62 0.33 (0.76) (0.43) (0.28) (0.29)
Year Ended 12/31/2017 12.78 0.27 0.93 1.20 (0.24) (0.12)
Year Ended 12/31/2016 12.27 0.24 0.63 0.87 (0.22) (0.14)
MONEY MARKET PORTFOLIO
Year Ended 12/31/2020 1.00 0.00 0.00 0.00 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2018 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2017 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2016 1.00 – – – – –
MULTIDIMENSIONAL INCOME PORTFOLIO
Year Ended 12/31/2020 10.00 0.37 0.21 0.58 – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
Year Ended 12/31/2018 10.08 0.44 (0.98) (0.54) (0.46) (0.03)
Year Ended 12/31/2017
(c)
10.00 0.25 0.10 0.35 (0.25) (0.01)
OPPORTUNITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
Year Ended 12/31/2018 10.20 0.40 (0.50) (0.10) (0.41) –
Year Ended 12/31/2017 10.09 0.35 0.10 0.45 (0.34) –
Year Ended 12/31/2016 9.81 0.34 0.28 0.62 (0.34) –
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
Year Ended 12/31/2018 14.44 0.11 (2.25) (2.14) (0.17) –
Year Ended 12/31/2017 11.39 0.18 2.96 3.14 (0.09) –
Year Ended 12/31/2016 10.31 0.10 1.09 1.19 (0.11) –
PARTNER HEALTHCARE PORTFOLIO
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
Year Ended 12/31/2018 17.88 0.09 1.40 1.49 (0.18) –
Year Ended 12/31/2017 15.01 0.04 2.88 2.92 (0.05) –
Year Ended 12/31/2016 19.45 0.00 (3.02) (3.02) (0.75) (0.67)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
$ – $ (0.76) $ 14.47 10.34% $ 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.57) 12.62 (3.30)% 4,813.2 0.46% 2.44% 0.59% 2.31% 180%
– (0.36) 13.62 9.52% 5,138.4 0.47% 2.08% 0.59% 1.96% 207%
– (0.36) 12.78 7.24% 4,695.1 0.47% 2.03% 0.59% 1.90% 211%
– 0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.01) 1.00 1.48% 178.0 0.46% 1.47% 0.46% 1.47% N/A
– (0.01) 1.00 0.50% 156.1 0.45% 0.49% 0.45% 0.49% N/A
– – 1.00 0.00% 191.9 0.45% 0.00% 0.46% (0.02)% N/A
– – 10.58 5.85% 28.0 0.95% 3.96% 1.21% 3.70% 63%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
(0.02) (0.51) 9.03 (5.38)% 18.0 0.95% 4.29% 1.41% 3.83% 103%
(0.01) (0.27) 10.08 3.51% 20.0 0.95% 3.56% 1.44% 3.07% 172%
– (0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
– (0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
– (0.41) 9.69 (1.03)% 172.8 0.63% 4.05% 0.63% 4.05% 186%
– (0.34) 10.20 4.63% 176.8 0.65% 3.49% 0.65% 3.49% 218%
– (0.34) 10.09 6.38% 140.4 0.69% 3.42% 0.69% 3.42% 202%
– (0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
– (0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
– (0.17) 12.13 (14.88)% 83.8 1.23% 0.89% 1.28% 0.83% 19%
– (0.09) 14.44 27.64% 94.4 1.30% 1.60% 1.53% 1.37% 15%
– (0.11) 11.39 11.58% 56.5 1.33% 0.98% 1.66% 0.65% 7%
– (0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.91% 0.23% 23%
– (0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
– (0.18) 19.19 8.32% 204.3 0.87% 0.45% 0.93% 0.39% 33%
– (0.05) 17.88 19.42% 193.3 0.91% 0.23% 0.99% 0.15% 212%
– (1.42) 15.01 (16.01)% 163.4 0.93% 0.14% 0.99% 0.08% 101%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2020 $ 28.03 $ 0.43 $ (1.98) $ (1.55) $ (0.50) $ –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
Year Ended 12/31/2018 24.20 0.59 (1.84) (1.25) (0.48) (0.08)
Year Ended 12/31/2017 23.24 0.46 0.91 1.37 (0.38) (0.03)
Year Ended 12/31/2016 22.01 0.38 1.28 1.66 (0.34) (0.09)
SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
Year Ended 12/31/2018
(c)
10.00 (0.01) (0.88) (0.89) – (0.02)
SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
Year Ended 12/31/2018 19.20 0.20 (1.65) (1.45) (0.19) (1.02)
Year Ended 12/31/2017 18.18 0.19 2.07 2.26 (0.16) (1.08)
Year Ended 12/31/2016 15.77 0.16 3.63 3.79 (0.17) (1.21)
SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
Year Ended 12/31/2018 21.01 0.09 (1.94) (1.85) (0.09) (1.72)
Year Ended 12/31/2017 18.49 0.09 3.68 3.77 (0.07) (1.18)
Year Ended 12/31/2016 15.53 0.09 3.72 3.81 (0.06) (0.79)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 27, 2018.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.50) $ 25.98 (5.35)% $ 170.6 0.85% 1.60% 0.85% 1.60% 16%
(0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
(0.56) 22.39 (5.30)% 159.9 0.85% 2.37% 0.85% 2.37% 35%
(0.41) 24.20 5.95% 184.3 0.90% 1.90% 0.90% 1.90% 15%
(0.43) 23.24 7.50% 180.0 0.90% 1.77% 0.90% 1.77% 17%
– 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
– 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
(0.02) 9.09 (8.87)% 10.3 0.97% (0.32)% 2.96% (2.31)% 27%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(1.21) 16.54 (8.65)% 484.2 0.25% 1.13% 0.25% 1.13% 23%
(1.24) 19.20 13.13% 496.7 0.27% 1.17% 0.27% 1.17% 16%
(1.38) 18.18 26.12% 401.7 0.28% 1.20% 0.28% 1.20% 21%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%
(1.81) 17.35 (10.13)% 510.9 0.71% 0.40% 0.71% 0.40% 58%
(1.25) 21.01 21.23% 613.2 0.72% 0.48% 0.72% 0.48% 44%
(0.85) 18.49 25.94% 506.1 0.73% 0.56% 0.73% 0.56% 57%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information, which you can review at ThriventPortfolios.com. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by visiting the Variable Annuity Reference Center, the Variable
Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or sec.gov where it is filed on form N-PX.
Quarterly Schedule of Investments
Through April 2019, the Fund filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Fund no longer files Form N-Q and has begun filing Form N-PORT with the SEC. Part F of each Portfolio’s
N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form
N-Q. Thrivent Money Market Portfolio is not included as part of Form N-PORT. The Fund’s most recent Schedule of Investments also is available by visiting the Variable Annuity Reference Center, the Variable Universal Life Reference Center, or the Thrivent AdvisorFlex
Variable Annuity Reference Center at Thrivent.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the
Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Board Approval of Advisory Agreement and Subadvisory Agreements
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of directors. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the directors who are not parties to the agreement or “interested persons” (as defined in the 1940 Act)
of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 16-18, 2020 (the “Meeting”), the Board of Directors (the “Board”) of the Thrivent Series Fund, Inc. (the
“Fund”), including the directors who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent
Directors”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Fund and Thrivent Financial for Lutherans (the “Adviser”) for each series of the Fund (each, a “Portfolio”). The Board, including the Independent Directors, also unanimously approved a subadvisory agreement for each of the Thrivent Partner Healthcare
Portfolio, Thrivent International Allocation Portfolio and Thrivent Emerging Markets Equity Portfolio (each a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) for which BlackRock Investment Management, LLC, Goldman Sachs Asset Management,
L.P. and Aberdeen Asset Managers Limited, respectively, is an investment subadviser (each, a “Subadviser”).
The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
The nature, extent, and quality of the services provided by the Advisory Organizations;
The performance of each Portfolio;
The advisory fee and net operating expense ratio of each Portfolio compared to a peer group;
The cost of services provided and profit realized by the Adviser;
The extent to which economies of scale may be realized as the Portfolios grow;
Whether fee levels reflect these economies of scale for the benefit of the Portfolios’ shareholders;
Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Fund; and
Any other factors that the Board deemed relevant to its consideration.

Additional Information
(unaudited)
The Contracts Committee of the Board (consisting of all of the Independent Directors) met on five occasions from May 19 to November
18, 2020 to consider information relevant to the annual contract renewal process furnished by the Adviser and Subadvisers in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration.
The Independent Directors also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Portfolio-by-Portfolio statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Portfolios in comparison to peer groups of comparable funds; portfolio turnover percentages; 3-year standard deviation ratios; brokerage costs; information with respect to services provided to the Portfolios and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Portfolios; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Portfolios; and information regarding the types of services furnished to the Portfolios.
The Board received information from the Adviser regarding the personnel providing services to the Portfolios, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Portfolios. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Portfolio-by-Portfolio analyses and independent assessment of information relating to the Portfolios and the agreements.
The Subadvisers provided information to the Board in response to requests for information submitted on behalf of the Independent
Directors to facilitate the Board’s evaluation of the terms of the Subadvisory Agreements. The Board also noted that the Subadvisers’
responses were reviewed by individuals representing various functional areas of or supporting the Adviser.
The Independent Directors were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory and Subadvisory Agreements for the Portfolios. As noted above, the Independent Directors were assisted throughout the process by an independent consultant, MPI. Each Independent Director relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Director may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Portfolios by the Adviser, administrator and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Portfolios. During the annual contract renewal process, the Board considered the specific services provided under the Advisory and Subadvisory Agreements. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser and Subadvisers overseeing investments for the
Portfolios.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Portfolios. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Portfolios. The Adviser reviewed with the Board the services provided by the Adviser and Subadvisers and the Adviser’s oversight of each Subadviser. The Independent Directors also met, including in executive session, with and received quarterly reports from the Fund’s Chief Compliance Officer. The Board noted that the Chief
Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the depth and quality of the Adviser’s oversight of each Subadviser. In addition, the Board noted the broad functions that the Adviser performed in support of the subadvised Portfolios and its use of the Subadvisers, including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment, and investment performance and compliance monitoring. The Board noted that investment management staff of the Adviser and the Fund’s Chief Compliance Officer conduct oversight meetings with each Subadviser, follow through with additional inquiry on any questions or concerns that arise during the meeting and then report the results of the meeting to the Board. The Board also noted that, as part of its oversight practice, the Adviser requires each Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires each Subadviser to complete an annual

Additional Information
(unaudited)
questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of each Subadviser’s activities.
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Fund pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Portfolio In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser, the
Subadvisers and other service providers to the Portfolios during the COVID-19 pandemic, including the successful shift to a remote working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Portfolios with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Portfolios by the Adviser and, as applicable, by the Subadvisers supported renewal of the Advisory Agreement and Subadvisory Agreements.
Performance of the Portfolios
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Portfolio, including net performance, relative performance rankings within each Portfolio’s Lipper peer group, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Portfolio, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that certain Portfolios did not fit well within a Lipper peer group because of differences between the principal investment strategies of these Portfolios and funds included in their respective
Lipper peer group. In such cases, the Adviser provided information regarding these Portfolios’ performance compared to a customized benchmark that the Adviser believed better represented the investment strategies of such Portfolios. The Board received information on the steps taken by the Adviser to continue to review the appropriateness of the customized benchmarks. The Board received a report on a review by the internal audit department of the Adviser (Business Risk Management) on the creation, calculation and reporting processes and controls for customized benchmarks. MPI assisted the Independent Directors in connection with the evaluation of peer groups and customized benchmarks. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that 70% of the Portfolios ranked better than median in their respective Lipper peer group or established custom peer group for the three-year period ended June
30, 2020. The Board also considered risk metrics, including standard deviations of return. The Board concluded that the performance of each individual Portfolio was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Portfolio Expenses
The Board reviewed information prepared by MPI comparing each Portfolio’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board noted that the majority of the Portfolios’ advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the average ranking of the Portfolios’ advisory fees was 31% (on a scale of 1-99%, with 1% being the lowest fee).
The Board reviewed information prepared by MPI comparing each Portfolio’s overall expense ratio with the expense ratio of its peer group. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The Board conducted its review on a Portfolio-by-Portfolio basis. The Board noted that only one Portfolio had a total net expense ratio higher than its peer group median (and, for that Portfolio, the total net expense ratio was only 0.01% higher than its peer group median).
The Board reviewed information relating to the fee paid by the Adviser to each Subadviser and the difference between that fee and the fee paid by each subadvised Portfolio. The Board reviewed information regarding fees charged by the Subadvisers to other funds and accounts with similar strategies.

Additional Information
(unaudited)
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory and Subadvisory Agreements were reasonable.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Portfolios. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The
Board considered the profitability of the Adviser both overall and on a Portfolio-by-Portfolio basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Portfolios.
With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Board did not consider profitability information with respect to the Subadvisers, which are not affiliated with the Adviser. The Board considered that the Subadvisory Agreements had been negotiated on an arm’s-length basis between the Adviser and each Subadviser, and that each Subadviser’s separate profitability from its relationship with a subadvised Portfolio was not a material factor in determining whether to renew the Subadvisory Agreements.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Portfolio’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Portfolio’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Portfolios, and fees collected by affiliates for services provided to
Portfolio contractholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that each Subadviser and its affiliates may receive because of its relationships with the subadvised Portfolios, including the potential increased ability to use affiliated brokers or soft dollar commissions consistent with Fund policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to each Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Portfolio.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Directors voting separately, approved the Advisory
Agreement and the Subadvisory Agreements.

Board of Directors and Officers
The following table provides information about the Directors and Officers of the Fund. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of the 32 series of the Fund and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 funds, which offers Class A and Class S shares.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
Trustee of Thrivent Core Funds, a registered investment company consisting of five funds that are established solely for investment by Thrivent entities.
David Royal also serves as Trustee of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the
Adivser serves as investment adviser. None of the other Trustees serves on the board of the Thrivent Church Loan and Income Fund.
The Statement of Additional Information includes additional information about the Directors and is available, without charge, by calling 800-
847-4836.
Interested Directors
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2015
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual
Funds, Thrivent Financial from  2015 to 2017; Vice President and Deputy General Counsel, Thrivent
Financial from 2006 to 2015. Currently, Director of Thrivent Trust Company and Advisory Board Member of
Twin Bridge Capital Partners; Director of Children's Cancer Research Fund until 2019; Director of Fairview
Hospital Foundation until 2017.
Russell W. Swansen
(7)
(1957)
2009
Retired; Senior Vice President and Chief Investment Officer, Thrivent Financial from 2003 to 2017.
Currently, Advisory Board member of Twin Bridge Capital Partners, a registered investment advisory firm, since 2005; Director of Children’s Cancer Research Fund until 2017.
Independent Directors
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization ("ERO") for North America) since 2008.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Director and member of the Audit and Risk
Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to
2020; Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere
Investment Group plc since 2016.
Marc S. Joseph
(1960)
2011
Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of
Triangle Crest (private investing and consulting firm) since 2004.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009. Advisory Board member of AVISTA Capital Partners (private equity firm) from 2010 to 2015.
Verne O. Sedlacek
(1954)
2017
Chief Executive Officer of E&F Advisors LLC (consulting) since 2015; President & Chief Executive Officer of the Commonfund from 2003 to 2015. Chairman of the Board of Directors of AGB Institutional Strategies
from 2016 to 2019.
Constance L. Souders
(1950)
2007
Retired.

Board of Directors and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Fund Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017;
VP, President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel, Thrivent Financial from 2006 to 2015.
Michael W. Kremenak (1978)
Senior Vice President
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020;
Vice President, Thrivent Financial from 2015 to 2020; Senior Counsel, Thrivent
Financial from 2013 to 2015.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since
2017; Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to
2017.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
since 2018; Director, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Vice President, Managing Counsel, Thrivent Financial
from 2016 to 2018; Senior Counsel, Thrivent Financial from 2002 to 2016.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance, Anti-Money Laundering Officer and Manager of Identity
Theft and Customer Fraud/Special Investigations Unit, Thrivent Financial since
2019; Compliance Manager, Anti-Money Laundering, Customer Fraud/Special
Investigations Unit and Identity Theft programs, Thrivent Financial from 2014 to
2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015; Vice President, Marketing, American Century Investments from 2006 to
2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Mutual Funds Chief Operations Officer, Thrivent Financial since
2017; Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1)
“Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal is considered an interested person because of his principal occupation with Thrivent Financial. Mr. Swansen is considered an interested person because of his past occupation with Thrivent Financial.
(2)
Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Director, other than Mr. Royal, oversees 63 portfolios. Mr. Royal oversees 64 portfolios.
(4)
The address for each Director and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Directors, other than Mr. Royal and Mr. Swansen , are not “interested persons” of the Fund and are referred to as
“Independent Directors.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(7)
Russell W. Swansen announced his retirement from the Board effective December 31, 2020.

Supplement dated January 4, 2021
to the Thrivent Series Fund, Inc. Prospectus, Summary Prospectuses, and Statement of
Additional Information, each dated April 30, 2020, for the following Portfolios:
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Effective January 1, 2021, Siddharth Sinha, CFA was named as a portfolio manager of Thrivent Mid
Cap Growth Portfolio. David J. Lettenberger, CFA remains a portfolio manager for the Portfolio. Mr.
Sinha has been a portfolio manager at Thrivent Financial since August 2015, when he joined the firm.
Thrivent Partner Emerging Markets Equity Portfolio
Effective December 31, 2020, Mark Gordon-James no longer serves as a portfolio manager of
Thrivent Partner Emerging Markets Equity Portfolio. All references to Mr. Gordon-James are hereby deleted from the Prospectus, Summary Prospectus and Statement of Additional Information for the
Portfolio.
Please include this Supplement with your Prospectus, Summary Prospectus, or Statement of
Additional Information.
36195
Supplement dated December 2, 2020
to Thrivent Series Fund, Inc. Statement of Additional Information dated April 30, 2020
Russell W. Swansen has announced his intention to retire from the Board of Directors of
Thrivent Series Fund, Inc. (the “Board”), effective December 31, 2020. All references to Mr.
Swansen are hereby deleted from the Statement of Additional Information as of that date.
The Board has elected Michael W. Kremenak to join the Board as an Interested Director, effective January 1, 2021. The Board has also appointed Mr. Kremenak as Senior Vice
President of the Fund, effective November 18, 2020. Mr. Kremenak previously served as
Secretary and Chief Legal Officer of the Fund since 2015. He has been replaced in that role by John D. Jackson, previously Assistant Secretary of the Fund.
Please include this Supplement with your Statement of Additional Information.
36179

23572AR R2-21
4321 N. Ballard Rd.
Appleton, WI 54919-0001
The distributor for Thrivent Series Fund, Inc. iis Thrivent Distributors, LLC, a registered broker-dealer, member of FINRA/SIPC and a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Series Fund, Inc. to each household. This consolidated mailing process is known as householding. This helps save money by reduce printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road, Appleton,
WI 54919-0001, or call us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Series Fund, Inc. call us at 800-847-4836. These documents are also available by visiting thriventportfolios.com .
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Series Fund, Inc., contact your financial professional. These documents are also available by visiting thriventportfolios.com .